UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04146

JOHN HANCOCK TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.07%
Consumer Discretionary - 10.33%
Auto Components - 0.22%
Johnson Controls, Inc.	379,487	$11,574,354
The Goodyear Tire & Rubber Company (I)	136,933	1,472,030

		13,046,384
Automobiles - 0.47%
Ford Motor Company (I)(L)	1,938,480	23,726,995
Harley-Davidson, Inc. (L)	132,730	3,774,841

		27,501,836
Distributors - 0.07%
Genuine Parts Company	88,822	3,960,573
Diversified Consumer Services - 0.13%
Apollo Group, Inc., Class A (I)	71,504	3,671,730
DeVry, Inc.	35,489	1,746,414
H&R Block, Inc. (L)	173,920	2,252,264

		7,670,408
Hotels, Restaurants & Leisure - 1.71%
Carnival Corp.	244,991	9,361,106
Darden Restaurants, Inc.	78,042	3,338,637
International Game Technology	168,033	2,428,077
Marriott International, Inc., Class A (L)	161,530	5,787,620
McDonald’s Corp.	599,891	44,697,878
Starbucks Corp.	417,124	10,670,032
Starwood Hotels & Resorts
Worldwide, Inc. (L)	107,162	5,631,363
Wyndham Worldwide Corp.	100,691	2,765,982
Wynn Resorts, Ltd. (L)	42,464	3,684,601
Yum! Brands, Inc.	263,222	12,124,005

		100,489,301
Household Durables - 0.41%
D.R. Horton, Inc.	157,903	1,755,881
Fortune Brands, Inc.	85,868	4,227,282
Harman International Industries, Inc. (I)	39,198	1,309,605
Leggett & Platt, Inc.	82,531	1,878,406
Lennar Corp., Class A (L)	89,658	1,378,940
Newell Rubbermaid, Inc. (L)	156,852	2,793,534
Pulte Group, Inc. (I)(L)	189,826	1,662,876
Stanley Black & Decker, Inc.	93,375	5,722,020
Whirlpool Corp. (L)	42,828	3,467,355

		24,195,899
Internet & Catalog Retail - 0.75%
Amazon.com, Inc. (I)	199,401	31,317,921
Expedia, Inc.	117,070	3,302,545
priceline.com, Inc. (I)	27,273	9,500,277

		44,120,743
Leisure Equipment & Products - 0.15%
Eastman Kodak Company (I)(L)	151,475	636,195
Hasbro, Inc.	78,809	3,507,789
Mattel, Inc. (L)	202,739	4,756,257

		8,900,241
Media - 3.05%
CBS Corp., Class B	383,707	6,085,593
Comcast Corp., Class A	1,581,806	28,599,052
DIRECTV, Class A (I)	488,523	20,337,212
Discovery Communications,
Inc., Series A (I)(L)	160,419	6,986,247
Gannett Company, Inc. (L)	134,487	1,644,776
Meredith Corp. (L)	20,483	682,289
News Corp., Class A	1,285,278	16,785,731
Omnicom Group, Inc.	169,860	6,706,073

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Scripps Networks Interactive, Inc., Class A	50,621	$2,408,547
The Interpublic Group of Companies, Inc. (I)	275,518	2,763,446
The McGraw-Hill Companies, Inc.	174,205	5,759,217
The New York Times Company, Class A (I)	66,636	515,763
The Walt Disney Company	1,077,976	35,691,785
The Washington Post Company, Class B (L)	3,358	1,341,219
Time Warner Cable, Inc.	200,252	10,811,605
Time Warner, Inc.	633,791	19,425,694
Viacom, Inc., Class B	342,777	12,405,100

		178,949,349
Multiline Retail - 0.85%
Big Lots, Inc. (I)	42,585	1,415,951
Family Dollar Stores, Inc.	74,756	3,301,225
J.C. Penney Company, Inc.	133,267	3,622,197
Kohl’s Corp. (I)	173,585	9,144,458
Macy’s, Inc.	238,232	5,500,777
Nordstrom, Inc.	95,123	3,538,576
Sears Holdings Corp. (I)(L)	24,955	1,800,254
Target Corp.	406,617	21,729,612

		50,053,050
Specialty Retail - 1.98%
Abercrombie & Fitch Company, Class A (L)	49,761	1,956,603
AutoNation, Inc. (I)(L)	35,479	824,887
AutoZone, Inc. (I)	16,162	3,699,643
Bed Bath & Beyond, Inc. (I)	148,718	6,455,848
Best Buy Company, Inc.	195,043	7,963,606
CarMax, Inc. (I)(L)	126,101	3,513,174
GameStop Corp., Class A (I)(L)	84,746	1,670,344
Home Depot, Inc.	938,606	29,735,038
Limited Brands, Inc.	149,263	3,997,263
Lowe’s Companies, Inc.	790,901	17,629,183
O’Reilly Automotive, Inc. (I)(L)	78,195	4,159,974
Office Depot, Inc. (I)(L)	155,580	715,668
RadioShack Corp.	70,674	1,507,476
Ross Stores, Inc.	67,889	3,708,097
Staples, Inc. (L)	411,500	8,608,580
The Gap, Inc.	247,662	4,616,420
Tiffany & Company (L)	71,178	3,344,654
TJX Companies, Inc.	225,825	10,078,570
Urban Outfitters, Inc. (I)(L)	72,575	2,281,758

		116,466,786
Textiles, Apparel & Luxury Goods - 0.54%
Coach, Inc.	167,614	7,200,697
NIKE, Inc., Class B	217,781	17,452,969
Polo Ralph Lauren Corp. (L)	36,737	3,301,187
VF Corp.	48,713	3,946,727

		31,901,580

		607,256,150
Consumer Staples - 11.18%
Beverages - 2.65%
Brown Forman Corp., Class B (L)	58,497	3,605,755
Coca-Cola Enterprises, Inc.	186,968	5,796,008
Constellation Brands, Inc., Class A (I)	99,889	1,767,036
Dr. Pepper Snapple Group, Inc.	134,622	4,781,773
Molson Coors Brewing Company	89,085	4,206,594
PepsiCo, Inc.	896,679	59,575,353
The Coca-Cola Company	1,301,662	76,173,260

		155,905,779
Food & Staples Retailing - 2.47%
Costco Wholesale Corp.	247,502	15,961,404
CVS Caremark Corp.	765,510	24,090,600

1

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Safeway, Inc. (L)	215,123	$4,552,003
SUPERVALU, Inc.	119,619	1,379,207
Sysco Corp.	331,614	9,457,631
The Kroger Company	361,927	7,839,339
Wal-Mart Stores, Inc.	1,127,295	60,332,828
Walgreen Company	548,505	18,374,918
Whole Foods Market, Inc. (I)(L)	82,349	3,055,971

		145,043,901
Food Products - 1.85%
Archer-Daniels-Midland Company	360,337	11,501,957
Campbell Soup Company (L)	109,093	3,900,075
ConAgra Foods, Inc.	247,826	5,437,302
Dean Foods Company (I)	102,648	1,048,036
General Mills, Inc.	361,981	13,226,786
H.J. Heinz Company	179,448	8,500,452
Hormel Foods Corp. (L)	39,035	1,740,961
Kellogg Company (L)	146,922	7,421,030
Kraft Foods, Inc., Class A	983,001	30,335,411
McCormick & Company, Inc.	75,108	3,157,540
Mead Johnson Nutrition Company	115,295	6,561,438
Sara Lee Corp.	373,279	5,013,137
The Hershey Company (L)	87,042	4,142,329
The J.M. Smucker Company	67,352	4,076,817
Tyson Foods, Inc., Class A	168,068	2,692,449

		108,755,720
Household Products - 2.33%
Clorox Company	78,319	5,228,576
Colgate-Palmolive Company	273,924	21,053,799
Kimberly-Clark Corp.	230,710	15,007,686
The Procter & Gamble Company	1,599,819	95,941,145

		137,231,206
Personal Products - 0.20%
Avon Products, Inc.	241,777	7,763,459
The Estee Lauder Companies,
Inc., Class A (L)	64,345	4,068,534

		11,831,993
Tobacco - 1.68%
Altria Group, Inc.	1,174,612	28,214,180
Lorillard, Inc.	85,524	6,868,432
Philip Morris International, Inc.	1,033,028	57,870,229
Reynolds American, Inc.	95,303	5,660,045

		98,612,886

		657,381,485
Energy - 10.84%
Energy Equipment & Services - 1.80%
Baker Hughes, Inc.	242,974	10,350,692
Cameron International Corp. (I)	136,510	5,864,470
Diamond Offshore Drilling, Inc. (L)	39,183	2,655,432
FMC Technologies, Inc. (I)(L)	67,640	4,619,136
Halliburton Company	511,468	16,914,247
Helmerich & Payne, Inc.	59,646	2,413,277
Nabors Industries, Ltd. (I)	160,788	2,903,831
National Oilwell Varco, Inc.	236,203	10,503,947
Rowan Companies, Inc. (I)	64,615	1,961,711
Schlumberger, Ltd.	770,103	47,446,046

		105,632,789
Oil, Gas & Consumable Fuels - 9.04%
Anadarko Petroleum Corp.	278,951	15,914,155
Apache Corp.	205,318	20,071,888
Cabot Oil & Gas Corp.	58,697	1,767,367

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (L)	368,819	$8,353,750
Chevron Corp.	1,133,199	91,845,779
ConocoPhillips	836,055	48,014,639
CONSOL Energy, Inc.	127,273	4,704,010
Denbury Resources, Inc. (I)	225,036	3,575,822
Devon Energy Corp.	245,178	15,872,824
El Paso Corp.	396,865	4,913,189
EOG Resources, Inc.	142,857	13,281,415
EQT Corp.	84,056	3,031,059
Exxon Mobil Corp.	2,869,831	177,326,857
Hess Corp.	164,743	9,739,606
Marathon Oil Corp.	399,973	13,239,106
Massey Energy Company	57,563	1,785,604
Murphy Oil Corp.	108,097	6,693,366
Noble Energy, Inc. (L)	98,519	7,397,792
Occidental Petroleum Corp.	457,792	35,845,114
Peabody Energy Corp.	151,721	7,435,846
Pioneer Natural Resources Company	65,381	4,251,726
QEP Resources, Inc.	98,714	2,975,240
Range Resources Corp. (L)	90,198	3,439,250
Southwestern Energy Company (I)	195,053	6,522,572
Spectra Energy Corp.	365,245	8,236,275
Sunoco, Inc. (L)	67,948	2,480,102
Tesoro Corp.	80,437	1,074,638
The Williams Companies, Inc.	329,564	6,297,968
Valero Energy Corp.	319,142	5,588,176

		531,675,135

		637,307,924
Financials - 15.51%
Capital Markets - 2.37%
Ameriprise Financial, Inc.	141,497	6,697,053
E*TRADE Financial Corp. (I)	111,967	1,628,000
Federated Investors, Inc., Class B (L)	51,750	1,177,830
Franklin Resources, Inc.	82,574	8,827,161
Invesco, Ltd.	263,852	5,601,578
Janus Capital Group, Inc.	103,533	1,133,686
Legg Mason, Inc.	87,067	2,639,001
Morgan Stanley	787,376	19,432,440
Northern Trust Corp.	136,450	6,582,348
State Street Corp.	282,861	10,652,545
T. Rowe Price Group, Inc. (L)	144,482	7,233,491
The Bank of New York Mellon Corp.	684,256	17,879,609
The Charles Schwab Corp.	558,491	7,763,025
The Goldman Sachs Group, Inc.	290,616	42,017,261

		139,265,028
Commercial Banks - 2.71%
BB&T Corp. (L)	390,555	9,404,564
Comerica, Inc. (L)	99,377	3,691,856
Fifth Third Bancorp	448,821	5,399,317
First Horizon National Corp. (I)(L)	131,114	1,496,015
Huntington Bancshares, Inc.	404,018	2,290,782
KeyCorp	496,166	3,949,481
M&T Bank Corp. (L)	48,341	3,954,777
Marshall & Ilsley Corp.	297,404	2,093,724
PNC Financial Services Group, Inc.	296,124	15,371,797
Regions Financial Corp.	707,882	5,146,302
SunTrust Banks, Inc. (L)	281,782	7,278,429
U.S. Bancorp	1,080,538	23,361,232
Wells Fargo & Company	2,949,658	74,124,906
Zions Bancorporation (L)	97,702	2,086,915

		159,650,097

2

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 0.74%
American Express Company	589,997	$24,797,574
Capital One Financial Corp. (L)	257,443	10,181,871
Discover Financial Services	306,619	5,114,405
SLM Corp. (I)	273,768	3,162,020

		43,255,870
Diversified Financial Services - 4.03%
Bank of America Corp.	5,655,308	74,141,088
Citigroup, Inc. (I)	13,390,692	52,223,699
CME Group, Inc.	37,885	9,867,148
IntercontinentalExchange, Inc. (I)	41,728	4,369,756
JPMorgan Chase & Company	2,234,851	85,080,778
Leucadia National Corp. (I)(L)	111,076	2,623,615
Moody’s Corp. (L)	114,890	2,869,952
NYSE Euronext	146,871	4,196,104
The NASDAQ OMX Group, Inc. (I)	81,088	1,575,540

		236,947,680
Insurance - 4.04%
ACE, Ltd.	190,983	11,124,760
Aflac, Inc. (L)	265,363	13,721,921
American International Group, Inc. (I)(L)	76,155	2,977,661
Aon Corp. (L)	152,007	5,944,994
Assurant, Inc.	60,056	2,444,279
Berkshire Hathaway, Inc., Class B (I)	974,997	80,612,752
Chubb Corp.	177,289	10,103,700
Cincinnati Financial Corp. (L)	91,718	2,646,064
Genworth Financial, Inc., Class A (I)	275,790	3,370,154
Hartford Financial Services Group, Inc.	250,429	5,747,346
Lincoln National Corp.	178,527	4,270,366
Loews Corp.	179,128	6,788,951
Marsh & McLennan Companies, Inc. (L)	305,757	7,374,859
MetLife, Inc.	511,020	19,648,719
Principal Financial Group, Inc.	180,535	4,679,467
Prudential Financial, Inc.	263,207	14,260,555
The Allstate Corp.	303,265	9,568,011
The Progressive Corp.	376,249	7,852,317
The Travelers Companies, Inc.	264,896	13,801,082
Torchmark Corp.	45,556	2,420,846
Unum Group	184,165	4,079,255
XL Group PLC	192,770	4,175,398

		237,613,457
Real Estate Investment Trusts - 1.46%
Apartment Investment & Management
Company, Class A (L)	65,998	1,411,037
AvalonBay Communities, Inc. (L)	48,003	4,988,952
Boston Properties, Inc.	78,538	6,528,079
Equity Residential	159,762	7,599,878
HCP, Inc.	174,772	6,288,297
Health Care, Inc. (L)	70,276	3,326,866
Host Hotels & Resorts, Inc.	371,061	5,372,963
Kimco Realty Corp.	228,719	3,602,324
Plum Creek Timber Company, Inc. (L)	91,107	3,216,077
ProLogis	268,748	3,165,851
Public Storage	78,608	7,628,120
Simon Property Group, Inc.	165,038	15,305,624
Ventas, Inc. (L)	88,536	4,565,802
Vornado Realty Trust	91,432	7,820,179
Weyerhaeuser Company	301,880	4,757,629

		85,577,678
Real Estate Management & Development - 0.05%
CB Richard Ellis Group, Inc., Class A (I)	163,222	2,983,698
Thrifts & Mortgage Finance - 0.11%
Hudson City Bancorp, Inc.	296,858	3,639,479

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	209,094	$2,737,040

		6,376,519

		911,670,027
Health Care - 11.53%
Biotechnology - 1.39%
Amgen, Inc. (I)	540,205	29,770,698
Biogen Idec, Inc. (I)(L)	136,349	7,651,906
Celgene Corp. (I)	258,956	14,918,455
Cephalon, Inc. (I)(L)	42,380	2,646,207
Genzyme Corp. (I)	143,635	10,167,922
Gilead Sciences, Inc. (I)	472,664	16,831,565

		81,986,753
Health Care Equipment & Supplies - 1.69%
Baxter International, Inc.	329,372	15,714,338
Becton, Dickinson & Company	130,845	9,695,615
Boston Scientific Corp. (I)	854,962	5,240,917
C.R. Bard, Inc. (L)	52,785	4,298,283
CareFusion Corp. (I)	107,782	2,677,305
DENTSPLY International, Inc.	80,500	2,573,585
Hospira, Inc. (I)	94,298	5,375,929
Intuitive Surgical, Inc. (I)(L)	22,180	6,293,353
Medtronic, Inc.	608,653	20,438,568
St. Jude Medical, Inc. (I)	184,525	7,259,214
Stryker Corp. (L)	192,400	9,629,620
Varian Medical Systems, Inc. (I)(L)	68,552	4,147,396
Zimmer Holdings, Inc. (I)	113,264	5,927,105

		99,271,228
Health Care Providers & Services - 2.01%
Aetna, Inc.	235,258	7,436,505
AmerisourceBergen Corp.	157,160	4,818,526
Cardinal Health, Inc.	197,933	6,539,706
CIGNA Corp.	153,414	5,489,153
Coventry Health Care, Inc. (I)	83,634	1,800,640
DaVita, Inc. (I)	57,831	3,992,074
Express Scripts, Inc. (I)	305,707	14,887,931
Humana, Inc. (I)	95,381	4,791,941
Laboratory Corp. of America Holdings (I)	57,940	4,544,234
McKesson Corp.	147,363	9,104,086
Medco Health Solutions, Inc. (I)	244,419	12,724,453
Patterson Companies, Inc. (L)	54,521	1,562,027
Quest Diagnostics, Inc.	82,903	4,184,114
Tenet Healthcare Corp. (I)	273,606	1,291,420
UnitedHealth Group, Inc.	633,655	22,247,627
WellPoint, Inc. (I)	225,296	12,760,765

		118,175,202
Health Care Technology - 0.06%
Cerner Corp. (I)(L)	39,975	3,357,500
Life Sciences Tools & Services - 0.36%
Life Technologies Corp. (I)	103,327	4,824,338
PerkinElmer, Inc.	66,487	1,538,509
Thermo Fisher Scientific, Inc. (I)	229,637	10,995,020
Waters Corp. (I)	51,877	3,671,854

		21,029,721
Pharmaceuticals - 6.02%
Abbott Laboratories	870,259	45,462,330
Allergan, Inc.	173,311	11,530,381
Bristol-Myers Squibb Company	966,529	26,202,601
Eli Lilly & Company	571,947	20,893,224
Forest Laboratories, Inc. (I)	160,930	4,977,565
Johnson & Johnson	1,552,468	96,190,917

3

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
King Pharmaceuticals, Inc. (I)	140,722	$1,401,591
Merck & Company, Inc.	1,734,586	63,850,111
Mylan, Inc. (I)(L)	174,357	3,279,655
Pfizer, Inc.	4,530,551	77,789,561
Watson Pharmaceuticals, Inc. (I)	60,525	2,560,813

		354,138,749

		677,959,153
Industrials - 10.69%
Aerospace & Defense - 2.71%
General Dynamics Corp.	214,386	13,465,585
Goodrich Corp.	70,615	5,206,444
Honeywell International, Inc.	435,239	19,124,402
ITT Corp.	103,369	4,840,770
L-3 Communications Holdings, Inc.	64,520	4,662,860
Lockheed Martin Corp.	167,533	11,941,752
Northrop Grumman Corp.	165,824	10,053,909
Precision Castparts Corp.	80,168	10,209,395
Raytheon Company	210,861	9,638,456
Rockwell Collins, Inc.	88,594	5,160,601
The Boeing Company	412,390	27,440,431
United Technologies Corp.	523,638	37,298,735

		159,043,340
Air Freight & Logistics - 1.10%
C.H. Robinson Worldwide, Inc. (L)	93,478	6,535,982
Expeditors International of Washington, Inc.	119,579	5,528,137
FedEx Corp.	177,278	15,157,269
United Parcel Service, Inc., Class B	558,374	37,237,962

		64,459,350
Airlines - 0.09%
Southwest Airlines Company	420,425	5,494,955
Building Products - 0.04%
Masco Corp.	202,080	2,224,901
Commercial Services & Supplies - 0.50%
Avery Dennison Corp.	61,945	2,299,398
Cintas Corp.	74,962	2,065,203
Iron Mountain, Inc.	113,569	2,537,131
Pitney Bowes, Inc. (L)	116,532	2,491,454
R.R. Donnelley & Sons Company	116,303	1,972,499
Republic Services, Inc.	172,689	5,265,288
Stericycle, Inc. (I)(L)	48,072	3,340,043
Waste Management, Inc.	269,112	9,618,063

		29,589,079
Construction & Engineering - 0.17%
Fluor Corp.	100,759	4,990,593
Jacobs Engineering Group, Inc. (I)	70,860	2,742,282
Quanta Services, Inc. (I)	118,899	2,268,593

		10,001,468
Electrical Equipment - 0.52%
Emerson Electric Company	424,067	22,331,368
Rockwell Automation, Inc.	79,950	4,935,314
Roper Industries, Inc.	53,080	3,459,754

		30,726,436
Industrial Conglomerates - 2.49%
3M Company	401,932	34,851,524
General Electric Company	6,025,818	97,919,543
Textron, Inc. (L)	154,575	3,178,062
Tyco International, Ltd.	280,548	10,304,528

		146,253,657

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 2.00%
Caterpillar, Inc. (L)	355,355	$27,959,331
Cummins, Inc.	112,042	10,148,764
Danaher Corp.	301,607	12,248,260
Deere & Company	238,905	16,670,791
Dover Corp.	105,210	5,493,014
Eaton Corp.	94,578	7,801,739
Flowserve Corp.	31,534	3,450,450
Illinois Tool Works, Inc.	283,791	13,343,853
PACCAR, Inc. (L)	205,452	9,892,514
Pall Corp.	65,758	2,738,163
Parker Hannifin Corp.	90,842	6,364,391
Snap-On, Inc.	32,752	1,523,296

		117,634,566
Professional Services - 0.11%
Dun & Bradstreet Corp.	28,224	2,092,527
Equifax, Inc.	70,455	2,198,196
Robert Half International, Inc. (L)	83,191	2,162,966

		6,453,689
Road & Rail - 0.82%
CSX Corp.	213,986	11,837,706
Norfolk Southern Corp.	207,756	12,363,560
Ryder Systems, Inc.	29,564	1,264,452
Union Pacific Corp.	280,432	22,939,338

		48,405,056
Trading Companies & Distributors - 0.14%
Fastenal Company (L)	83,096	4,419,876
WW Grainger, Inc. (L)	33,596	4,001,620

		8,421,496

		628,707,993
Information Technology - 18.66%
Communications Equipment - 2.34%
Cisco Systems, Inc. (I)	3,218,895	70,493,801
Harris Corp.	72,739	3,221,610
JDS Uniphase Corp. (I)	124,880	1,547,263
Juniper Networks, Inc. (I)	293,033	8,893,552
Motorola, Inc. (I)	1,315,428	11,220,601
QUALCOMM, Inc.	904,712	40,820,605
Tellabs, Inc. (L)	214,966	1,601,497

		137,798,929
Computers & Peripherals - 4.37%
Apple, Inc. (I)	514,904	146,104,010
Dell, Inc. (I)	953,543	12,357,917
EMC Corp. (I)	1,157,392	23,506,632
Hewlett-Packard Company	1,278,139	53,771,308
Lexmark International, Inc., Class A (I)(L)	44,252	1,974,524
NetApp, Inc. (I)	201,253	10,020,387
QLogic Corp. (I)(L)	61,672	1,087,894
SanDisk Corp. (I)	131,356	4,814,197
Western Digital Corp. (I)	129,246	3,669,294

		257,306,163
Electronic Equipment, Instruments & Components - 0.56%
Agilent Technologies, Inc. (I)	195,219	6,514,458
Amphenol Corp., Class A	97,913	4,795,779
Corning, Inc.	880,163	16,089,380
FLIR Systems, Inc. (I)(L)	89,112	2,290,178
Jabil Circuit, Inc.	110,309	1,589,553
Molex, Inc. (L)	77,589	1,623,938

		32,903,286

4

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 3.92%
Akamai Technologies, Inc. (I)(L)	102,359	$5,136,375
Cognizant Technology Solutions
Corp., Class A (I)	169,581	10,932,887
eBay, Inc. (I)	650,805	15,879,642
Fiserv, Inc. (I)	84,598	4,553,064
Google, Inc., Class A (I)	140,111	73,668,963
International Business Machines Corp.	710,887	95,358,382
Monster Worldwide, Inc. (I)(L)	73,164	948,205
Teradata Corp. (I)	94,300	3,636,208
The Western Union Company	372,064	6,574,371
VeriSign, Inc. (I)(L)	98,163	3,115,694
Yahoo!, Inc. (I)	759,929	10,768,194

		230,571,985
IT Services - 1.05%
Automatic Data Processing, Inc.	277,322	11,655,844
Computer Sciences Corp.	87,019	4,002,874
Fidelity National Information Services, Inc.	148,608	4,031,735
MasterCard, Inc., Class A	54,579	12,225,696
Paychex, Inc.	181,341	4,985,064
SAIC, Inc. (I)(L)	165,500	2,644,690
Total Systems Services, Inc. (L)	93,500	1,424,940
Visa, Inc., Class A (L)	280,095	20,799,855

		61,770,698
Office Electronics - 0.14%
Xerox Corp.	779,527	8,068,104
Semiconductors & Semiconductor Equipment - 2.43%
Advanced Micro Devices, Inc. (I)(L)	319,355	2,270,614
Altera Corp. (L)	173,153	5,222,294
Analog Devices, Inc.	168,044	5,273,221
Applied Materials, Inc.	753,012	8,795,180
Broadcom Corp., Class A	252,547	8,937,638
First Solar, Inc. (I)(L)	30,379	4,476,346
Intel Corp.	3,138,212	60,347,817
KLA-Tencor Corp.	94,592	3,332,476
Linear Technology Corp. (L)	126,527	3,888,175
LSI Corp. (I)	361,444	1,648,185
MEMC Electronic Materials, Inc. (I)(L)	128,187	1,527,989
Microchip Technology, Inc. (L)	104,813	3,296,369
Micron Technology, Inc. (I)(L)	481,874	3,474,312
National Semiconductor Corp.	135,067	1,724,806
Novellus Systems, Inc. (I)	51,807	1,377,030
NVIDIA Corp. (I)(L)	323,503	3,778,515
Teradyne, Inc. (I)(L)	102,234	1,138,887
Texas Instruments, Inc.	673,630	18,282,318
Xilinx, Inc. (L)	145,887	3,882,053

		142,674,225
Software - 3.85%
Adobe Systems, Inc. (I)	296,015	7,740,792
Autodesk, Inc. (I)	128,094	4,095,165
BMC Software, Inc. (I)	100,683	4,075,648
CA, Inc.	218,111	4,606,504
Citrix Systems, Inc. (I)	105,362	7,189,903
Compuware Corp. (I)(L)	125,838	1,073,398
Electronic Arts, Inc. (I)	186,187	3,059,052
Intuit, Inc. (I)	159,337	6,980,554
McAfee, Inc. (I)	85,715	4,050,891
Microsoft Corp.	4,292,057	105,112,476
Novell, Inc. (I)	198,011	1,182,126
Oracle Corp.	2,181,311	58,568,200
Red Hat, Inc. (I)	106,498	4,366,418
Salesforce.com, Inc. (I)	65,893	7,366,837

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Symantec Corp. (I)	444,899	$6,749,118

		226,217,082

		1,097,310,472
Materials - 3.51%
Chemicals - 1.99%
Air Products & Chemicals, Inc.	119,799	9,921,753
Airgas, Inc.	45,358	3,082,076
CF Industries Holdings, Inc.	40,066	3,826,303
E.I. Du Pont de Nemours & Company	510,938	22,798,054
Eastman Chemical Company	40,727	3,013,798
Ecolab, Inc.	131,497	6,672,158
FMC Corp.	40,861	2,795,301
International Flavors & Fragrances, Inc.	45,021	2,184,419
Monsanto Company	304,613	14,600,101
PPG Industries, Inc.	93,085	6,776,588
Praxair, Inc.	172,507	15,570,482
Sigma-Aldrich Corp. (L)	68,383	4,128,966
The Dow Chemical Company	653,717	17,951,069
The Sherwin-Williams Company	50,890	3,823,875

		117,144,943
Construction Materials - 0.05%
Vulcan Materials Company (L)	72,289	2,668,910
Containers & Packaging - 0.21%
Ball Corp.	51,613	3,037,425
Bemis Company, Inc.	61,499	1,952,593
Owens-Illinois, Inc. (I)	92,177	2,586,487
Pactiv Corp. (I)	76,760	2,531,545
Sealed Air Corp.	89,960	2,022,301

		12,130,351
Metals & Mining - 1.13%
AK Steel Holding Corp. (L)	62,013	856,400
Alcoa, Inc.	575,586	6,970,346
Allegheny Technologies, Inc.	55,557	2,580,623
Cliffs Natural Resources, Inc.	76,339	4,879,589
Freeport-McMoRan Copper & Gold, Inc. (L)	265,152	22,641,329
Newmont Mining Corp.	277,516	17,430,780
Nucor Corp. (L)	177,860	6,794,252
Titanium Metals Corp. (I)(L)	50,770	1,013,369
United States Steel Corp. (L)	80,922	3,547,620

		66,714,308
Paper & Forest Products - 0.13%
International Paper Company	246,307	5,357,177
MeadWestvaco Corp.	96,282	2,347,355

		7,704,532

		206,363,044
Telecommunication Services - 3.21%
Diversified Telecommunication Services - 2.86%
AT&T, Inc.	3,330,424	95,250,126
CenturyLink, Inc. (L)	169,932	6,705,517
Frontier Communications Corp. (L)	559,375	4,570,094
Qwest Communications International, Inc. (L)	980,369	6,146,914
Verizon Communications, Inc.	1,593,215	51,922,877
Windstream Corp.	272,452	3,348,435

		167,943,963
Wireless Telecommunication Services - 0.35%
American Tower Corp., Class A (I)	226,093	11,589,527
MetroPCS Communications, Inc. (I)(L)	147,552	1,543,394

5

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. (I)	1,682,205	$7,788,609

		20,921,530

		188,865,493
Utilities - 3.61%
Electric Utilities - 1.95%
Allegheny Energy, Inc.	95,588	2,343,818
American Electric Power Company, Inc.	270,224	9,790,216
Duke Energy Corp.	743,256	13,163,064
Edison International	183,630	6,315,036
Entergy Corp.	105,294	8,058,150
Exelon Corp.	372,553	15,863,307
FirstEnergy Corp. (L)	171,823	6,622,058
Nextera Energy, Inc.	234,363	12,747,004
Northeast Utilities	99,278	2,935,650
Pepco Holdings, Inc.	126,318	2,349,515
Pinnacle West Capital Corp.	61,268	2,528,530
PPL Corp.	272,097	7,409,201
Progress Energy, Inc.	164,916	7,325,569
Southern Company	468,188	17,435,321

		114,886,439
Gas Utilities - 0.07%
Nicor, Inc.	25,675	1,176,429
ONEOK, Inc.	59,983	2,701,634

		3,878,063
Independent Power Producers & Energy Traders - 0.18%
Constellation Energy Group, Inc.	113,813	3,669,331
NRG Energy, Inc. (I)(L)	142,696	2,970,931
The AES Corp. (I)	375,922	4,266,715

		10,906,977
Multi-Utilities - 1.41%
Ameren Corp.	134,849	3,829,712
CenterPoint Energy, Inc.	237,766	3,737,682
CMS Energy Corp. (L)	129,783	2,338,690
Consolidated Edison, Inc. (L)	159,289	7,680,916
Dominion Resources, Inc.	332,043	14,497,007
DTE Energy Company	95,138	4,369,688
Integrys Energy Group, Inc. (L)	43,521	2,265,703
NiSource, Inc. (L)	156,788	2,728,111
PG&E Corp.	220,221	10,002,453
Public Service Enterprise Group, Inc.	285,161	9,433,126
SCANA Corp.	63,522	2,561,207
Sempra Energy	139,689	7,515,268
TECO Energy, Inc. (L)	121,039	2,096,395
Wisconsin Energy Corp.	65,874	3,807,517
Xcel Energy, Inc. (L)	259,051	5,950,386

		82,813,861

		212,485,340

TOTAL COMMON STOCKS (Cost $5,127,995,940)		$5,825,307,081

SHORT-TERM INVESTMENTS - 6.41%
Repurchase Agreement - 0.16%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $9,192,003 on 10/01/2010,
collateralized by $9,385,000 U.S. Treasury
Bills, Zero Coupon due 12/30/2010 (valued
at $9,380,308)	$9,192,000	9,192,000
Short-Term Securities* - 0.62%
Federal National Mortgage Association
Discount Notes, 0.420%, 12/01/2010	5,798,000	5,793,874

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
Federal Home Loan Bank Discount Notes,
0.150%, 11/02/2010	$31,000,000	$30,995,867

		36,789,741
Securities Lending Collateral - 5.63%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	33,053,959	330,830,464

TOTAL SHORT-TERM INVESTMENTS (Cost $376,841,733)		$376,812,205

Total Investments (500 Index Trust)
(Cost $5,504,837,673) - 105.48%		$6,202,119,286
Other assets and liabilities, net - (5.48%)		(322,195,978)

TOTAL NET ASSETS - 100.00%		$5,879,923,308

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.36%
Consumer Discretionary - 10.36%
Auto Components - 0.22%
Johnson Controls, Inc.	51,969	$1,585,055
The Goodyear Tire & Rubber Company (I)	18,750	201,563

		1,786,618
Automobiles - 0.47%
Ford Motor Company (I)(L)	265,460	3,249,230
Harley-Davidson, Inc. (L)	18,177	516,954

		3,766,184
Distributors - 0.07%
Genuine Parts Company	12,161	542,259
Diversified Consumer Services - 0.13%
Apollo Group, Inc., Class A (I)	9,792	502,819
DeVry, Inc.	4,859	239,111
H&R Block, Inc. (L)	23,813	308,378

		1,050,308
Hotels, Restaurants & Leisure - 1.72%
Carnival Corp.	33,550	1,281,946
Darden Restaurants, Inc.	10,687	457,190
International Game Technology	23,009	332,480
Marriott International, Inc., Class A (L)	22,122	792,631
McDonald’s Corp.	82,150	6,120,997
Starbucks Corp.	57,124	1,461,232
Starwood Hotels & Resorts
Worldwide, Inc. (L)	14,675	771,171
Wyndham Worldwide Corp.	13,788	378,756
Wynn Resorts, Ltd. (L)	5,815	504,568
Yum! Brands, Inc.	36,045	1,660,233

		13,761,204
Household Durables - 0.41%
D.R. Horton, Inc.	21,621	240,426
Fortune Brands, Inc.	11,759	578,896
Harman International Industries, Inc. (I)	5,368	179,345
Leggett & Platt, Inc.	11,343	258,167
Lennar Corp., Class A (L)	12,276	188,805
Newell Rubbermaid, Inc. (L)	21,480	382,559
Pulte Group, Inc. (I)(L)	25,994	227,707
Stanley Black & Decker, Inc.	12,787	783,587

6

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Whirlpool Corp.	5,866	$474,911

		3,314,403
Internet & Catalog Retail - 0.75%
Amazon.com, Inc. (I)	27,306	4,288,680
Expedia, Inc.	16,030	452,206
priceline.com, Inc. (I)	3,735	1,301,050

		6,041,936
Leisure Equipment & Products - 0.15%
Eastman Kodak Company (I)(L)	20,574	86,411
Hasbro, Inc.	10,792	480,352
Mattel, Inc. (L)	27,765	651,367

		1,218,130
Media - 3.05%
CBS Corp., Class B	52,544	833,348
Comcast Corp., Class A	216,623	3,916,544
DIRECTV, Class A (I)	66,902	2,785,130
Discovery Communications,
Inc., Series A (I)(L)	21,969	956,750
Gannett Company, Inc.	18,415	225,215
Meredith Corp. (L)	2,815	93,768
News Corp., Class A	176,014	2,298,743
Omnicom Group, Inc.	23,260	918,305
Scripps Networks Interactive, Inc., Class A	6,931	329,777
The Interpublic Group of Companies, Inc. (I)	37,729	378,422
The McGraw-Hill Companies, Inc.	23,857	788,712
The New York Times Company, Class A (I)	9,121	70,597
The Walt Disney Company	147,624	4,887,831
The Washington Post Company, Class B (L)	460	183,729
Time Warner Cable, Inc.	27,423	1,480,568
Time Warner, Inc.	86,796	2,660,297
Viacom, Inc., Class B	46,940	1,698,759

		24,506,495
Multiline Retail - 0.85%
Big Lots, Inc. (I)	5,832	193,914
Family Dollar Stores, Inc.	10,238	452,110
J.C. Penney Company, Inc.	18,250	496,035
Kohl’s Corp. (I)	23,772	1,252,309
Macy’s, Inc.	32,624	753,288
Nordstrom, Inc.	13,026	484,567
Sears Holdings Corp. (I)(L)	3,418	246,575
Target Corp.	55,684	2,975,753

		6,854,551
Specialty Retail - 1.99%
Abercrombie & Fitch Company, Class A (L)	6,814	267,926
AutoNation, Inc. (I)(L)	4,859	112,972
AutoZone, Inc. (I)	2,213	506,578
Bed Bath & Beyond, Inc. (I)	20,368	884,175
Best Buy Company, Inc.	26,710	1,090,569
CarMax, Inc. (I)(L)	17,269	481,114
GameStop Corp., Class A (I)(L)	11,606	228,754
Home Depot, Inc. (L)	128,535	4,071,989
Limited Brands, Inc.	20,429	547,089
Lowe’s Companies, Inc.	108,311	2,414,252
O’Reilly Automotive, Inc. (I)(L)	10,710	569,772
Office Depot, Inc. (I)	21,110	97,106
RadioShack Corp.	9,678	206,432
Ross Stores, Inc.	9,297	507,802
Staples, Inc.	56,353	1,178,905
The Gap, Inc.	33,915	632,176
Tiffany & Company	9,742	457,777
TJX Companies, Inc.	30,925	1,380,183

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Urban Outfitters, Inc. (I)(L)	9,939	$312,482

		15,948,053
Textiles, Apparel & Luxury Goods - 0.55%
Coach, Inc.	22,955	986,147
NIKE, Inc., Class B	29,825	2,390,176
Polo Ralph Lauren Corp. (L)	5,038	452,715
VF Corp.	6,670	540,403

		4,369,441

		83,159,582
Consumer Staples - 11.21%
Beverages - 2.66%
Brown Forman Corp., Class B (L)	8,010	493,736
Coca-Cola Enterprises, Inc.	25,603	793,693
Constellation Brands, Inc., Class A (I)	13,676	241,928
Dr. Pepper Snapple Group, Inc.	18,436	654,847
Molson Coors Brewing Company	12,198	575,990
PepsiCo, Inc.	122,795	8,158,500
The Coca-Cola Company	178,254	10,431,424

		21,350,118
Food & Staples Retailing - 2.47%
Costco Wholesale Corp.	33,894	2,185,824
CVS Caremark Corp.	104,833	3,299,095
Safeway, Inc. (L)	29,455	623,268
SUPERVALU, Inc.	16,375	188,804
Sysco Corp.	45,413	1,295,179
The Kroger Company	49,559	1,073,448
Wal-Mart Stores, Inc.	154,376	8,262,204
Walgreen Company	75,115	2,516,353
Whole Foods Market, Inc. (I)(L)	11,277	418,489

		19,862,664
Food Products - 1.86%
Archer-Daniels-Midland Company	49,346	1,575,124
Campbell Soup Company	14,938	534,034
ConAgra Foods, Inc.	33,936	744,556
Dean Foods Company (I)	14,055	143,502
General Mills, Inc.	49,569	1,811,251
H.J. Heinz Company	24,571	1,163,928
Hormel Foods Corp. (L)	5,346	238,432
Kellogg Company	20,118	1,016,160
Kraft Foods, Inc., Class A	134,614	4,154,188
McCormick & Company, Inc.	10,285	432,381
Mead Johnson Nutrition Company	15,788	898,495
Sara Lee Corp.	51,114	686,461
The Hershey Company (L)	11,920	567,273
The J.M. Smucker Company	9,224	558,329
Tyson Foods, Inc., Class A	23,015	368,700

		14,892,814
Household Products - 2.34%
Clorox Company	10,723	715,867
Colgate-Palmolive Company	37,512	2,883,172
Kimberly-Clark Corp.	31,593	2,055,125
The Procter & Gamble Company	219,086	13,138,587

		18,792,751
Personal Products - 0.20%
Avon Products, Inc.	33,108	1,063,098
The Estee Lauder Companies,
Inc., Class A (L)	8,812	557,183

		1,620,281

7

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 1.68%
Altria Group, Inc.	160,850	$3,863,617
Lorillard, Inc.	11,707	940,189
Philip Morris International, Inc.	141,468	7,925,037
Reynolds American, Inc.	13,051	775,099

		13,503,942

		90,022,570
Energy - 10.87%
Energy Equipment & Services - 1.80%
Baker Hughes, Inc.	33,273	1,417,430
Cameron International Corp. (I)	18,701	803,395
Diamond Offshore Drilling, Inc. (L)	5,365	363,586
FMC Technologies, Inc. (I)(L)	9,263	632,570
Halliburton Company	70,041	2,316,256
Helmerich & Payne, Inc.	8,168	330,477
Nabors Industries, Ltd. (I)	22,019	397,663
National Oilwell Varco, Inc.	32,347	1,438,471
Rowan Companies, Inc. (I)	8,848	268,625
Schlumberger, Ltd.	105,461	6,497,452

		14,465,925
Oil, Gas & Consumable Fuels - 9.07%
Anadarko Petroleum Corp.	38,201	2,179,367
Apache Corp.	28,117	2,748,718
Cabot Oil & Gas Corp.	8,038	242,024
Chesapeake Energy Corp.	50,505	1,143,938
Chevron Corp.	155,186	12,577,825
ConocoPhillips	114,492	6,575,276
CONSOL Energy, Inc.	17,428	644,139
Denbury Resources, Inc. (I)	30,817	489,682
Devon Energy Corp.	33,575	2,173,646
El Paso Corp.	54,339	672,717
EOG Resources, Inc.	19,564	1,818,865
EQT Corp.	11,510	415,051
Exxon Mobil Corp.	393,007	24,283,903
Hess Corp.	22,561	1,333,806
Marathon Oil Corp.	54,775	1,813,053
Massey Energy Company	7,888	244,686
Murphy Oil Corp.	14,804	916,664
Noble Energy, Inc.	13,492	1,013,114
Occidental Petroleum Corp.	62,692	4,908,784
Peabody Energy Corp.	20,776	1,018,232
Pioneer Natural Resources Company	8,953	582,214
QEP Resources, Inc.	13,518	407,433
Range Resources Corp. (L)	12,352	470,982
Southwestern Energy Company (I)	26,712	893,249
Spectra Energy Corp.	50,017	1,127,883
Sunoco, Inc. (L)	9,306	339,669
Tesoro Corp.	11,016	147,174
The Williams Companies, Inc.	45,128	862,396
Valero Energy Corp.	43,707	765,310

		72,809,800

		87,275,725
Financials - 15.55%
Capital Markets - 2.38%
Ameriprise Financial, Inc.	19,377	917,113
E*TRADE Financial Corp. (I)	15,332	222,927
Federated Investors, Inc., Class B (L)	7,080	161,141
Franklin Resources, Inc.	11,317	1,209,787
Invesco, Ltd.	36,132	767,082
Janus Capital Group, Inc.	14,175	155,216
Legg Mason, Inc. (L)	11,923	361,386
Morgan Stanley	107,824	2,661,096

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Northern Trust Corp.	18,686	$901,413
State Street Corp.	38,736	1,458,798
T. Rowe Price Group, Inc. (L)	19,786	990,586
The Bank of New York Mellon Corp. (L)	93,705	2,448,512
The Charles Schwab Corp.	76,482	1,063,100
The Goldman Sachs Group, Inc.	39,798	5,753,995

		19,072,152
Commercial Banks - 2.72%
BB&T Corp.	53,485	1,287,919
Comerica, Inc.	13,609	505,574
Fifth Third Bancorp	61,463	739,400
First Horizon National Corp. (I)(L)	17,954	204,855
Huntington Bancshares, Inc.	55,329	313,715
KeyCorp	67,944	540,834
M&T Bank Corp. (L)	6,620	541,582
Marshall & Ilsley Corp.	40,726	286,711
PNC Financial Services Group, Inc.	40,553	2,105,106
Regions Financial Corp.	96,939	704,747
SunTrust Banks, Inc.	38,588	996,728
U.S. Bancorp	147,974	3,199,198
Wells Fargo & Company	403,938	10,150,962
Zions Bancorporation (L)	13,379	285,775

		21,863,106
Consumer Finance - 0.74%
American Express Company	80,796	3,395,856
Capital One Financial Corp.	35,256	1,394,375
Discover Financial Services	41,991	700,410
SLM Corp. (I)	37,489	432,998

		5,923,639
Diversified Financial Services - 4.04%
Bank of America Corp.	774,455	10,153,105
Citigroup, Inc. (I)	1,833,765	7,151,684
CME Group, Inc.	5,188	1,351,215
IntercontinentalExchange, Inc. (I)	5,715	598,475
JPMorgan Chase & Company	306,048	11,651,247
Leucadia National Corp. (I)(L)	15,213	359,331
Moody’s Corp. (L)	15,733	393,010
NYSE Euronext	20,112	574,600
The NASDAQ OMX Group, Inc. (I)	11,155	216,742

		32,449,409
Insurance - 4.05%
ACE, Ltd.	26,156	1,523,587
Aflac, Inc. (L)	36,340	1,879,141
American International Group, Inc. (I)(L)	10,429	407,774
Aon Corp. (L)	20,817	814,153
Assurant, Inc.	8,224	334,717
Berkshire Hathaway, Inc., Class B (I)	133,520	11,039,434
Chubb Corp.	24,279	1,383,660
Cincinnati Financial Corp. (L)	12,556	362,241
Genworth Financial, Inc., Class A (I)	37,769	461,537
Hartford Financial Services Group, Inc.	34,295	787,070
Lincoln National Corp.	24,448	584,796
Loews Corp.	24,534	929,839
Marsh & McLennan Companies, Inc.	41,870	1,009,904
MetLife, Inc.	69,982	2,690,808
Principal Financial Group, Inc.	24,723	640,820
Prudential Financial, Inc.	36,045	1,952,918
The Allstate Corp.	41,531	1,310,303
The Progressive Corp.	51,529	1,075,410
The Travelers Companies, Inc.	36,276	1,889,980
Torchmark Corp.	6,239	331,540
Unum Group	25,222	558,667

8

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
XL Group PLC	26,398	$571,781

		32,540,080
Real Estate Investment Trusts - 1.46%
Apartment Investment & Management
Company, Class A	9,034	193,147
AvalonBay Communities, Inc. (L)	6,573	683,132
Boston Properties, Inc.	10,756	894,039
Equity Residential	21,878	1,040,736
HCP, Inc.	23,933	861,109
Health Care, Inc. (L)	9,620	455,411
Host Hotels & Resorts, Inc.	50,815	735,801
Kimco Realty Corp.	31,323	493,337
Plum Creek Timber Company, Inc. (L)	12,483	440,650
ProLogis	36,802	433,528
Public Storage	10,766	1,044,733
Simon Property Group, Inc.	22,601	2,096,017
Ventas, Inc.	12,124	625,235
Vornado Realty Trust	12,522	1,071,007
Weyerhaeuser Company	41,341	651,534

		11,719,416
Real Estate Management & Development - 0.05%
CB Richard Ellis Group, Inc., Class A (I)	22,352	408,595
Thrifts & Mortgage Finance - 0.11%
Hudson City Bancorp, Inc.	40,645	498,308
People’s United Financial, Inc.	28,628	374,741

		873,049

		124,849,446
Health Care - 11.56%
Biotechnology - 1.40%
Amgen, Inc. (I)	73,979	4,076,983
Biogen Idec, Inc. (I)(L)	18,672	1,047,873
Celgene Corp. (I)	35,462	2,042,966
Cephalon, Inc. (I)(L)	5,804	362,402
Genzyme Corp. (I)	19,670	1,392,439
Gilead Sciences, Inc. (I)	64,729	2,305,000

		11,227,663
Health Care Equipment & Supplies - 1.69%
Baxter International, Inc.	45,104	2,151,912
Becton, Dickinson & Company	17,918	1,327,724
Boston Scientific Corp. (I)	117,082	717,713
C.R. Bard, Inc. (L)	7,228	588,576
CareFusion Corp. (I)	14,760	366,638
DENTSPLY International, Inc.	11,024	352,437
Hospira, Inc. (I)	12,914	736,227
Intuitive Surgical, Inc. (I)(L)	3,037	861,718
Medtronic, Inc.	83,350	2,798,893
St. Jude Medical, Inc. (I)	25,270	994,122
Stryker Corp. (L)	26,348	1,318,717
Varian Medical Systems, Inc. (I)(L)	9,388	567,974
Zimmer Holdings, Inc. (I)	15,511	811,691

		13,594,342
Health Care Providers & Services - 2.01%
Aetna, Inc.	32,217	1,018,379
AmerisourceBergen Corp.	21,522	659,865
Cardinal Health, Inc.	27,105	895,549
CIGNA Corp.	21,009	751,702
Coventry Health Care, Inc. (I)	11,454	246,605
DaVita, Inc. (I)	7,919	546,649
Express Scripts, Inc. (I)	41,865	2,038,826
Humana, Inc. (I)	13,062	656,235

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (I)	7,934	$622,264
McKesson Corp.	20,180	1,246,720
Medco Health Solutions, Inc. (I)	33,471	1,742,500
Patterson Companies, Inc. (L)	7,465	213,872
Quest Diagnostics, Inc.	11,353	572,986
Tenet Healthcare Corp. (I)	37,453	176,778
UnitedHealth Group, Inc.	86,776	3,046,705
WellPoint, Inc. (I)	30,854	1,747,571

		16,183,206
Health Care Technology - 0.06%
Cerner Corp. (I)(L)	5,475	459,845
Life Sciences Tools & Services - 0.36%
Life Technologies Corp. (I)	14,150	660,664
PerkinElmer, Inc.	9,102	210,620
Thermo Fisher Scientific, Inc. (I)	31,432	1,504,964
Waters Corp. (I)	7,118	503,812

		2,880,060
Pharmaceuticals - 6.04%
Abbott Laboratories	119,175	6,225,702
Allergan, Inc.	23,735	1,579,090
Bristol-Myers Squibb Company	132,359	3,588,252
Eli Lilly & Company	78,323	2,861,139
Forest Laboratories, Inc. (I)	22,040	681,697
Johnson & Johnson	212,600	13,172,696
King Pharmaceuticals, Inc. (I)	19,271	191,939
Merck & Company, Inc.	237,541	8,743,884
Mylan, Inc. (I)(L)	23,877	449,126
Pfizer, Inc.	620,429	10,652,766
Watson Pharmaceuticals, Inc. (I)	8,289	350,708

		48,496,999

		92,842,115
Industrials - 10.72%
Aerospace & Defense - 2.71%
General Dynamics Corp.	29,359	1,844,039
Goodrich Corp.	9,670	712,969
Honeywell International, Inc.	59,602	2,618,912
ITT Corp. (L)	14,156	662,925
L-3 Communications Holdings, Inc.	8,835	638,505
Lockheed Martin Corp.	22,942	1,635,306
Northrop Grumman Corp.	22,709	1,376,847
Precision Castparts Corp.	10,979	1,398,176
Raytheon Company (L)	28,876	1,319,922
Rockwell Collins, Inc.	12,133	706,747
The Boeing Company	56,474	3,757,780
United Technologies Corp.	71,709	5,107,832

		21,779,960
Air Freight & Logistics - 1.10%
C.H. Robinson Worldwide, Inc. (L)	12,802	895,116
Expeditors International of Washington, Inc.	16,376	757,062
FedEx Corp.	24,278	2,075,769
United Parcel Service, Inc., Class B	76,466	5,099,518

		8,827,465
Airlines - 0.09%
Southwest Airlines Company	57,576	752,518
Building Products - 0.04%
Masco Corp.	27,671	304,658
Commercial Services & Supplies - 0.50%
Avery Dennison Corp.	8,457	313,924
Cintas Corp.	10,265	282,801
Iron Mountain, Inc. (L)	15,553	347,454

9

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Pitney Bowes, Inc. (L)	15,952	$341,054
R.R. Donnelley & Sons Company	15,923	270,054
Republic Services, Inc.	23,649	721,058
Stericycle, Inc. (I)(L)	6,584	457,456
Waste Management, Inc.	36,850	1,317,019

		4,050,820
Construction & Engineering - 0.17%
Fluor Corp.	13,798	683,415
Jacobs Engineering Group, Inc. (I)	9,705	375,584
Quanta Services, Inc. (I)(L)	16,284	310,699

		1,369,698
Electrical Equipment - 0.52%
Emerson Electric Company	58,074	3,058,177
Rockwell Automation, Inc.	10,949	675,882
Roper Industries, Inc.	7,269	473,793

		4,207,852
Industrial Conglomerates - 2.50%
3M Company	55,043	4,772,779
General Electric Company	825,194	13,409,403
Textron, Inc. (L)	21,165	435,152
Tyco International, Ltd.	38,416	1,411,020

		20,028,354
Machinery - 2.01%
Caterpillar, Inc.	48,663	3,828,805
Cummins, Inc.	15,343	1,389,769
Danaher Corp.	41,305	1,677,396
Deere & Company	32,716	2,282,922
Dover Corp.	14,408	752,242
Eaton Corp.	12,952	1,068,410
Flowserve Corp.	4,318	472,476
Illinois Tool Works, Inc.	38,863	1,827,338
PACCAR, Inc. (L)	28,136	1,354,748
Pall Corp.	9,005	374,968
Parker Hannifin Corp.	12,440	871,546
Snap-On, Inc.	4,484	208,551

		16,109,171
Professional Services - 0.11%
Dun & Bradstreet Corp.	3,857	285,958
Equifax, Inc.	9,649	301,049
Robert Half International, Inc. (L)	11,391	296,166

		883,173
Road & Rail - 0.83%
CSX Corp.	29,303	1,621,042
Norfolk Southern Corp.	28,451	1,693,119
Ryder Systems, Inc.	4,062	173,732
Union Pacific Corp.	38,404	3,141,447

		6,629,340
Trading Companies & Distributors - 0.14%
Fastenal Company (L)	11,379	605,249
WW Grainger, Inc. (L)	4,601	548,025

		1,153,274

		86,096,283
Information Technology - 18.72%
Communications Equipment - 2.35%
Cisco Systems, Inc. (I)	440,810	9,653,739
Harris Corp.	9,944	440,420
JDS Uniphase Corp. (I)	17,102	211,894
Juniper Networks, Inc. (I)	40,130	1,217,946
Motorola, Inc. (I)	180,140	1,536,594

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
QUALCOMM, Inc.	123,895	$5,590,142
Tellabs, Inc.	29,509	219,842

		18,870,577
Computers & Peripherals - 4.39%
Apple, Inc. (I)	70,513	20,008,064
Dell, Inc. (I)	130,587	1,692,408
EMC Corp. (I)	158,500	3,219,135
Hewlett-Packard Company	175,034	7,363,680
Lexmark International, Inc., Class A (I)	6,061	270,442
NetApp, Inc. (I)	27,561	1,372,262
QLogic Corp. (I)(L)	8,433	148,758
SanDisk Corp. (I)	17,989	659,297
Western Digital Corp. (I)	17,700	502,503

		35,236,549
Electronic Equipment, Instruments & Components - 0.56%
Agilent Technologies, Inc. (I)	26,734	892,114
Amphenol Corp., Class A	13,409	656,773
Corning, Inc.	120,533	2,203,343
FLIR Systems, Inc. (I)(L)	12,204	313,643
Jabil Circuit, Inc.	15,106	217,677
Molex, Inc. (L)	10,625	222,381

		4,505,931
Internet Software & Services - 3.93%
Akamai Technologies, Inc. (I)	14,017	703,373
Cognizant Technology Solutions
Corp., Class A (I)	23,224	1,497,251
eBay, Inc. (I)	89,124	2,174,626
Fiserv, Inc. (I)	11,586	623,559
Google, Inc., Class A (I)	19,187	10,088,333
International Business Machines Corp.	97,351	13,058,663
Monster Worldwide, Inc. (I)(L)	10,020	129,859
Teradata Corp. (I)	12,913	497,925
The Western Union Company	50,950	900,287
VeriSign, Inc. (I)(L)	13,441	426,617
Yahoo!, Inc. (I)	104,067	1,474,629

		31,575,122
IT Services - 1.05%
Automatic Data Processing, Inc.	37,977	1,596,173
Computer Sciences Corp.	11,917	548,182
Fidelity National Information Services, Inc.	20,351	552,123
MasterCard, Inc., Class A	7,474	1,674,176
Paychex, Inc.	24,830	682,577
SAIC, Inc. (I)(L)	22,664	362,171
Total Systems Services, Inc. (L)	12,800	195,072
Visa, Inc., Class A	38,358	2,848,465

		8,458,939
Office Electronics - 0.14%
Xerox Corp.	106,750	1,104,863
Semiconductors & Semiconductor Equipment - 2.44%
Advanced Micro Devices, Inc. (I)(L)	43,733	310,942
Altera Corp. (L)	23,713	715,184
Analog Devices, Inc.	23,009	722,022
Applied Materials, Inc. (L)	103,124	1,204,488
Broadcom Corp., Class A	34,587	1,224,034
First Solar, Inc. (I)(L)	4,160	612,976
Intel Corp.	429,762	8,264,323
KLA-Tencor Corp.	12,954	456,369
Linear Technology Corp.	17,323	532,336
LSI Corp. (I)	49,541	225,907
MEMC Electronic Materials, Inc. (I)(L)	17,554	209,244
Microchip Technology, Inc. (L)	14,351	451,339

10

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (I)(L)	65,991	$475,795
National Semiconductor Corp.	18,490	236,117
Novellus Systems, Inc. (I)	7,095	188,585
NVIDIA Corp. (I)(L)	44,303	517,459
Teradyne, Inc. (I)(L)	13,998	155,938
Texas Instruments, Inc. (L)	92,251	2,503,692
Xilinx, Inc. (L)	19,978	531,615

		19,538,365
Software - 3.86%
Adobe Systems, Inc. (I)	40,539	1,060,095
Autodesk, Inc. (I)	17,571	561,745
BMC Software, Inc. (I)	13,787	558,098
CA, Inc.	29,909	631,678
Citrix Systems, Inc. (I)	14,429	984,635
Compuware Corp. (I)(L)	17,233	146,997
Electronic Arts, Inc. (I)	25,495	418,883
Intuit, Inc. (I)	21,820	955,934
McAfee, Inc. (I)	11,738	554,738
Microsoft Corp.	587,769	14,394,463
Novell, Inc. (I)	27,115	161,877
Oracle Corp.	298,718	8,020,578
Red Hat, Inc. (I)	14,583	597,903
Salesforce.com, Inc. (I)(L)	9,024	1,008,883
Symantec Corp. (I)	60,925	924,232

		30,980,739

		150,271,085
Materials - 3.52%
Chemicals - 2.00%
Air Products & Chemicals, Inc.	16,405	1,358,662
Airgas, Inc.	6,148	417,757
CF Industries Holdings, Inc.	5,487	524,009
E.I. Du Pont de Nemours & Company	69,968	3,121,972
Eastman Chemical Company	5,576	412,624
Ecolab, Inc.	18,008	913,726
FMC Corp.	5,595	382,754
International Flavors & Fragrances, Inc.	6,164	299,077
Monsanto Company	41,714	1,999,352
PPG Industries, Inc.	12,738	927,326
Praxair, Inc.	23,623	2,132,212
Sigma-Aldrich Corp. (L)	9,364	565,398
The Dow Chemical Company	89,522	2,458,274
The Sherwin-Williams Company	6,969	523,651

		16,036,794
Construction Materials - 0.04%
Vulcan Materials Company (L)	9,900	365,508
Containers & Packaging - 0.21%
Ball Corp.	7,068	415,952
Bemis Company, Inc.	8,423	267,430
Owens-Illinois, Inc. (I)	12,631	354,426
Pactiv Corp. (I)	10,512	346,686
Sealed Air Corp.	12,319	276,931

		1,661,425
Metals & Mining - 1.14%
AK Steel Holding Corp. (L)	8,421	116,294
Alcoa, Inc. (L)	78,822	954,534
Allegheny Technologies, Inc. (L)	7,608	353,392
Cliffs Natural Resources, Inc.	10,454	668,220
Freeport-McMoRan Copper & Gold, Inc.	36,310	3,100,511
Newmont Mining Corp.	38,004	2,387,031
Nucor Corp.	24,356	930,399
Titanium Metals Corp. (I)(L)	6,953	138,782

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
United States Steel Corp. (L)	11,081	$485,791

		9,134,954
Paper & Forest Products - 0.13%
International Paper Company	33,731	733,649
MeadWestvaco Corp.	13,184	321,426

		1,055,075

		28,253,756
Telecommunication Services - 3.22%
Diversified Telecommunication Services - 2.86%
AT&T, Inc.	456,082	13,043,899
CenturyLink, Inc. (L)	23,269	918,195
Frontier Communications Corp. (L)	76,570	625,577
Qwest Communications International, Inc. (L)	134,239	841,679
Verizon Communications, Inc.	218,181	7,110,519
Windstream Corp.	37,289	458,282

		22,998,151
Wireless Telecommunication Services - 0.36%
American Tower Corp., Class A (I)	30,962	1,587,112
MetroPCS Communications, Inc. (I)(L)	20,211	211,407
Sprint Nextel Corp. (I)	230,362	1,066,576

		2,865,095

		25,863,246
Utilities - 3.63%
Electric Utilities - 1.96%
Allegheny Energy, Inc.	13,091	320,991
American Electric Power Company, Inc.	37,005	1,340,691
Duke Energy Corp.	101,784	1,802,595
Edison International	25,147	864,805
Entergy Corp.	14,419	1,103,486
Exelon Corp. (L)	51,018	2,172,392
FirstEnergy Corp. (L)	23,529	906,808
Nextera Energy, Inc.	32,096	1,745,701
Northeast Utilities	13,596	402,034
Pepco Holdings, Inc.	17,286	321,520
Pinnacle West Capital Corp.	8,386	346,090
PPL Corp.	37,259	1,014,563
Progress Energy, Inc.	22,583	1,003,137
Southern Company	64,117	2,387,717

		15,732,530
Gas Utilities - 0.07%
Nicor, Inc.	3,513	160,966
ONEOK, Inc.	8,214	369,959

		530,925
Independent Power Producers & Energy Traders - 0.19%
Constellation Energy Group, Inc.	15,588	502,557
NRG Energy, Inc. (I)	19,553	407,093
The AES Corp. (I)	51,479	584,287

		1,493,937
Multi-Utilities - 1.41%
Ameren Corp.	18,465	524,406
CenterPoint Energy, Inc.	32,549	511,670
CMS Energy Corp. (L)	17,767	320,161
Consolidated Edison, Inc. (L)	21,815	1,051,919
Dominion Resources, Inc.	45,471	1,985,297
DTE Energy Company	13,028	598,376
Integrys Energy Group, Inc. (L)	5,961	310,330
NiSource, Inc. (L)	21,458	373,369
PG&E Corp.	30,159	1,369,822
Public Service Enterprise Group, Inc.	39,052	1,291,840

11

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

500 Index Trust B (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
SCANA Corp.	8,683	$350,099
Sempra Energy	19,131	1,029,248
TECO Energy, Inc. (L)	16,564	286,888
Wisconsin Energy Corp.	9,023	521,529
Xcel Energy, Inc.	35,477	814,907

		11,339,861

		29,097,253

TOTAL COMMON STOCKS (Cost $817,092,170)		$797,731,061

SHORT-TERM INVESTMENTS - 8.63%
Repurchase Agreement - 0.10%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $813,000 on 10/01/2010,
collateralized by $835,000 U.S. Treasury
Bills, Zero Coupon due 03/31/2011 (valued
at $834,165)	$813,000	813,000
Short-Term Securities* - 1.62%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2010	13,000,000	12,999,018
Securities Lending Collateral - 6.91%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	5,541,038	55,459,137

TOTAL SHORT-TERM INVESTMENTS (Cost $69,276,915)		$69,271,155

Total Investments (500 Index Trust B)
(Cost $886,369,085) - 107.99%		$867,002,216
Other assets and liabilities, net - (7.99%)		(64,149,842)

TOTAL NET ASSETS - 100.00%		$802,852,374

Active Bond Trust

	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 16.65%
U.S. Treasury Bond - 2.01%
4.375%, 05/15/2040	$24,390,000	$27,385,336
U.S. Treasury Notes - 0.91%
1.250%, 08/31/2015	5,025,000	5,025,000
2.625%, 08/15/2020	7,260,000	7,326,930

		12,351,930
Federal Home Loan Bank - 0.15%
5.375%, 05/18/2016	1,680,000	2,005,626
Federal National Mortgage Association - 11.24%
2.682%, 07/01/2033 (P)	95,877	100,634
2.758%, 08/01/2034 (P)	2,207,207	2,321,218
4.000%, 06/01/2024 to 10/01/2040	38,559,517	40,077,076
5.000%, 05/01/2018 to 09/01/2040	29,594,712	31,531,924
5.500%, 02/01/2018 to 01/01/2037	40,836,057	43,771,446
6.000%, 05/01/2035 to 02/01/2036	23,526,371	25,613,667
6.500%, 02/01/2036 to 09/01/2037	7,000,712	7,670,842
7.000%, 09/01/2010 to 06/01/2032	1,440,533	1,562,029
7.500%, 09/01/2029 to 08/01/2031	160,448	182,883

		152,831,719
Federal Home Loan Mortgage Corp. - 1.69%
4.000%, 09/01/2040	8,045,000	8,259,086

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.500%, 09/01/2023		$3,185,030	$3,357,753
5.000%, 07/01/2035		1,954,700	2,065,033
6.500%, 06/01/2037 to 09/01/2039		8,563,989	9,326,496

			23,008,368
Government National Mortgage Association - 0.65%
5.000%, 04/15/2035		3,101,426	3,322,522
5.500%, 03/15/2035		3,231,304	3,490,399
6.000%, 03/15/2033 to 06/15/2033		1,281,795	1,406,973
6.500%, 09/15/2028 to 08/15/2031		283,590	316,135
7.000%, 04/15/2029		97,730	109,031
8.000%, 10/15/2026 to 05/15/2029		118,627	136,985

			8,782,045

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $216,356,999)			$226,365,024

FOREIGN GOVERNMENT
OBLIGATIONS - 0.80%
Argentina - 0.26%
Republic of Argentina
zero coupon 12/15/2035 (B)(I)	ARS	19,532,033	525,654
1.180%, 12/31/2038 (P)		8,797,621	1,272,668
5.830%, 12/31/2033 (P)		4,319,207	1,687,991

			3,486,313
Germany - 0.24%
Federal Republic of Germany
5.250%, 01/04/2011	EUR	1,275,000	1,758,098
6.250%, 01/04/2030		725,000	1,483,701

			3,241,799
Japan - 0.06%
Government of Japan
1.500%, 09/20/2014	JPY	68,650,000	864,034
Mexico - 0.13%
Government of Mexico
8.000%, 12/19/2013 to 12/07/2023	MXN	20,193,300	1,781,366
Panama - 0.05%
Republic of Panama
8.875%,09/30/2027		$344,000	499,660
9.375%, 04/01/2029		130,000	196,950

			696,610
Peru - 0.01%
Republic of Peru
9.875%, 02/06/2015		111,000	143,745
Sweden - 0.02%
Kingdom of Sweden
5.250%, 03/15/2011	SEK	1,720,000	260,003
United Kingdom - 0.03%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	175,534
8.000%, 12/07/2015		125,000	256,742

			432,276

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $9,011,424)			$10,906,146

CORPORATE BONDS - 54.39%
Consumer Discretionary - 4.88%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		$1,360,000	1,475,600

12

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
AMC Entertainment, Inc.
8.000%, 03/01/2014	$1,535,000	$1,548,431
8.750%, 06/01/2019	470,000	495,263
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014	1,470,000	1,536,150
Cablevision Systems Corp.
8.625%, 09/15/2017	270,000	297,000
Cinemark USA, Inc.
8.625%, 06/15/2019	530,000	564,450
Comcast Corp.
6.950%, 08/15/2037	1,000,000	1,172,281
CSC Holdings, Inc.
7.875%, 02/15/2018	1,260,000	1,374,975
Darden Restaurants, Inc.
6.800%, 10/15/2037	1,665,000	1,931,245
Delphi Corp.
6.197%, 11/15/2033 (H)	118,000	1
DirecTV Holdings LLC
6.350%, 03/15/2040	680,000	735,519
7.625%, 05/15/2016	2,145,000	2,391,675
Exide Technologies, Series B
10.500%, 03/15/2013	1,480,000	1,513,300
Expedia, Inc.
5.950%, 08/15/2020 (S)	945,000	955,631
Greektown Superholdings, Inc.
13.000%, 07/01/2015 (I)(S)	1,728,000	1,877,040
Grupo Televisa SA
6.625%, 01/15/2040	810,000	921,316
Hillman Group, Inc.
10.875%, 06/01/2018 (S)	640,000	675,200
HRP Myrtle Beach Operations LLC
- 04/01/2012 (H)(S)	705,000	0
Interactive Data Corp.
10.250%, 08/01/2018 (S)	310,000	331,700
International Game Technology
5.500%, 06/15/2020	600,000	643,260
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	1,720,000	1,573,800
Levi Strauss & Company
7.625%, 05/15/2020	1,370,000	1,421,375
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)	2,085,000	698,475
MGM Resorts International
9.000%, 03/15/2020 (S)	335,000	352,588
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	960,000	561,600
MTR Gaming Group, Inc.
12.625%, 07/15/2014	590,000	598,850
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012	1,090,000	978,275
News America Holdings, Inc.
6.750%, 01/09/2038	108,000	121,999
7.750%, 12/01/2045	491,000	614,904
News America, Inc.
6.650%, 11/15/2037	1,950,000	2,243,064
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	280,000	295,050
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)	1,165,000	1,215,969
Regal Cinemas Corp.
8.625%, 07/15/2019	325,000	340,844
Regal Entertainment Group
9.125%, 08/15/2018	275,000	288,406

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Revlon Consumer Products Corp.
9.750%, 11/15/2015	$990,000	$1,039,500
Sears Holdings Corp.
6.625%, 10/15/2018 (S)	485,000	485,000
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	1,525,000	1,369,465
Target Corp.
6.500%, 10/15/2037	1,800,000	2,203,726
Time Warner Cable, Inc.
6.550%, 05/01/2037	1,930,000	2,176,038
6.750%, 07/01/2018	3,150,000	3,756,340
Time Warner Companies, Inc.
7.570%, 02/01/2024	1,716,000	2,152,719
Time Warner Entertainment Company LP
8.375%, 03/15/2023 to 07/15/2033	2,630,000	3,433,302
Time Warner, Inc.
7.625%, 04/15/2031	451,000	559,041
Toys R Us Property Company LLC
8.500%, 12/01/2017 (S)	445,000	470,588
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)	1,365,000	1,383,769
Viacom, Inc.
6.875%, 04/30/2036	3,305,000	3,879,012
7.875%, 07/30/2030	1,100,000	1,324,080
Videotron Ltee
7.125%, 01/15/2020 (S)	1,170,000	1,200,498
Volvo Treasury AB
5.950%, 04/01/2015 (S)	1,645,000	1,795,363
Waterford Gaming LLC
8.625%, 09/15/2014 (S)	877,000	495,993
Whirlpool Corp.
8.600%, 05/01/2014	1,155,000	1,375,539
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	345,000	378,638
13.000%, 08/01/2013 (S)	1,550,000	1,782,500
Yum! Brands, Inc.
6.250%, 03/15/2018	715,000	852,992
6.875%, 11/15/2037	2,130,000	2,546,839

		66,406,178
Consumer Staples - 2.49%
Alliance One International, Inc.
10.000%, 07/15/2016	1,535,000	1,661,638
Anheuser-Busch Companies, Inc.
5.750%, 04/01/2036	1,000,000	1,092,136
6.500%, 02/01/2043	540,000	627,522
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	1,160,000	1,249,182
ARAMARK Corp.
8.500%, 02/01/2015	1,570,000	1,632,800
B&G Foods, Inc.
7.625%, 01/15/2018	580,000	603,925
Bumble Bee Foods LLC
7.750%, 12/15/2015	531,000	568,170
Bunge Ltd. Finance Corp.
5.350%, 04/15/2014	1,240,000	1,324,190
8.500%, 06/15/2019	955,000	1,154,278
Corn Products International, Inc.
4.625%, 11/01/2020	465,000	476,555
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)	680,000	703,800
CVS Caremark Corp. (6.302% to
06/01/2012, then 3 month LIBOR
+ 2.065%)
06/01/2037	2,350,000	2,173,750

13

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	$1,303,866	$1,615,947
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	1,400,000	1,461,247
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)	1,025,000	1,057,031
Kraft Foods, Inc.
6.125%, 02/01/2018	1,105,000	1,302,801
Kroger Company
7.000%, 05/01/2018	2,105,000	2,535,548
Lorillard Tobacco Company
6.875%, 05/01/2020	1,480,000	1,565,426
Philip Morris International, Inc.
5.650%, 05/16/2018	1,845,000	2,160,137
Reynolds American, Inc.
7.250%, 06/01/2013	1,350,000	1,516,760
SABMiller PLC
6.500%, 07/15/2018 (S)	1,715,000	2,064,153
Safeway, Inc.
6.350%, 08/15/2017	820,000	969,090
Tesco PLC
6.150%, 11/15/2037 (S)	2,400,000	2,863,591
Yankee Acquisition Corp.
8.500%, 02/15/2015	1,400,000	1,445,500

		33,825,177
Energy - 5.55%
Anadarko Finance Company
7.500%, 05/01/2031	2,002,000	2,165,183
Anadarko Petroleum Corp.
6.375%, 09/15/2017	1,240,000	1,370,200
6.450%, 09/15/2036	1,400,000	1,401,684
8.700%, 03/15/2019	700,000	851,244
Arch Coal, Inc.
8.750%, 08/01/2016	290,000	319,725
BP Capital Markets PLC
4.750%, 03/10/2019	2,000,000	2,091,350
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	545,000	623,521
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,265,000	1,683,090
Devon Financing Corp.
7.875%, 09/30/2031	1,874,000	2,509,749
Drummond Company, Inc.
7.375%, 02/15/2016	1,370,000	1,395,688
Duke Capital LLC
6.750%, 02/15/2032	589,000	674,831
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020	860,000	928,256
Enbridge Energy Partners LP
7.500%, 04/15/2038	2,400,000	3,000,439
Energy Transfer Partners LP
6.625%, 10/15/2036	1,000,000	1,080,393
7.500%, 07/01/2038	1,500,000	1,769,961
8.500%, 04/15/2014	980,000	1,163,932
9.700%, 03/15/2019	1,010,000	1,340,076
Enersis SA
7.375%, 01/15/2014	633,000	716,260
Enterprise Products Operating LLC
6.650%, 04/15/2018	1,500,000	1,775,078
6.875%, 03/01/2033	471,000	534,658

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	$1,895,000	$1,790,775
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,370,000	1,363,150
Gibson Energy ULC/GEP Midstream
Finance Corp.
10.000%, 01/15/2018	795,000	783,075
GS Caltex Corp.
5.500%, 08/25/2014 (S)	471,000	508,332
Kinder Morgan Energy Partners LP
5.800%, 03/15/2035	402,000	403,029
6.950%, 01/15/2038	1,960,000	2,231,325
7.300%, 08/15/2033	603,000	699,765
7.750%, 03/15/2032	620,000	750,754
Linn Energy LLC
8.625%, 04/15/2020 (S)	540,000	572,400
Marathon Oil Corp.
6.800%, 03/15/2032	1,785,000	2,125,566
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016	1,065,000	1,123,575
McMoRan Exploration Company
11.875%, 11/15/2014	930,000	1,023,000
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	740,000	886,918
Nexen, Inc.
5.875%, 03/10/2035	598,000	610,089
6.400%, 05/15/2037	2,375,000	2,587,327
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)	1,250,000	1,337,500
NuStar Logistics LP
4.800%, 09/01/2020	585,000	590,924
7.650%, 04/15/2018	1,070,000	1,298,940
ONEOK Partners LP
6.150%, 10/01/2016	1,470,000	1,700,298
6.650%, 10/01/2036	1,435,000	1,610,216
Pan American Energy LLC
7.875%, 05/07/2021 (S)	340,000	354,450
Petro-Canada
6.050%, 05/15/2018	1,445,000	1,682,038
Plains All American Pipeline LP
8.750%, 05/01/2019	1,500,000	1,903,818
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	1,175,000	1,311,288
Regency Energy Partners LP
9.375%, 06/01/2021	915,000	1,008,788
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,115,000	1,303,971
Talisman Energy, Inc.
6.250%, 02/01/2038	2,025,000	2,226,014
Thermon Industries, Inc.
9.500%, 05/01/2017 (S)	320,000	334,400
Transocean, Inc.
6.800%, 03/15/2038	4,450,000	4,561,918
Weatherford International, Ltd.
6.500%, 08/01/2036	2,400,000	2,426,808
7.000%, 03/15/2038	2,000,000	2,124,480
Williams Partners LP
7.250%, 02/01/2017	2,385,000	2,840,602

14

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	$1,795,000	$1,926,699

		75,397,550
Financials - 27.47%
Aflac, Inc.
6.900%, 12/17/2039	755,000	831,673
8.500%, 05/15/2019	975,000	1,240,626
Allfirst Preferred Capital Trust
2.026%, 07/15/2029 (P)	1,025,000	779,772
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	2,005,000	2,267,737
AMB Property LP
6.125%, 12/01/2016	1,000,000	1,110,422
6.625%, 12/01/2019	1,310,000	1,455,237
American Express Bank FSB
6.000%, 09/13/2017	3,085,000	3,518,902
American Express Company
7.000%, 03/19/2018	4,040,000	4,865,711
American Express Credit Corp., Series C
7.300%, 08/20/2013	1,745,000	2,005,872
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	2,030,000	2,570,270
American International Group, Inc.
5.450%, 05/18/2017	2,000,000	2,035,000
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058	1,300,000	1,300,000
Arch Capital Group, Ltd.
7.350%, 05/01/2034	3,000,000	3,218,088
Aries Vermogensverwaltung GmbH
9.600%, 10/25/2014	750,000	971,250
Assurant, Inc.
5.625%, 02/15/2014	461,000	492,150
6.750%, 02/15/2034	3,955,000	4,127,331
Assured Guaranty Municipal Holdings,
Inc. (6.400% to 12/15/2036, then
1 month LIBOR + 2.215%)
12/15/2066 (S)	1,845,000	1,254,600
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)	3,380,000	3,354,650
AXA SA (6.379% to 12/13/2036, then
3 month LIBOR + 2.256%)
(Q)(S)	925,000	802,438
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
(Q)(S)	2,840,000	2,463,700
BAC Capital Trust XIII (0.937% to
03/15/2012, then 3 month LIBOR
+ 0.400%)
(Q)	1,900,000	1,208,676
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month LIBOR
+ 0.400%)
(Q)	4,650,000	3,342,188
BAC Capital Trust XV
1.097%, 06/01/2056 (P)	4,170,000	2,630,540
Banco Santander Chile
5.375%, 12/09/2014 (S)	295,000	319,771
Bank of America Corp.
4.500%, 04/01/2015	1,045,000	1,096,907
5.650%, 05/01/2018	1,950,000	2,066,035
5.750%, 12/01/2017	1,203,000	1,286,192
7.625%, 06/01/2019	2,065,000	2,448,784

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Beaver Valley Funding
9.000%, 06/01/2017	$1,950,000	$2,156,622
Biomed Realty LP
6.125%, 04/15/2020 (S)	425,000	462,508
Bosphorus Financial Services, Ltd.
2.176%, 02/15/2012 (P)(S)	800,625	786,523
Boston Properties LP
6.250%, 01/15/2013	785,000	863,844
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
(Q)(S)	1,108,000	1,275,397
Brandywine Operating Partnership LP
7.500%, 05/15/2015	945,000	1,059,731
BRE Properties, Inc.
5.500%, 03/15/2017	1,506,000	1,596,640
BTA Bank JSC
zero coupon 07/01/2020 (S)	760,545	52,478
7.200%, 07/01/2025 (S)	83,414	66,940
BTA Bank JSC (10.750% to 01/01/2013,
then 12.500%)
07/01/2018 (S)	368,126	423,805
Camden Property Trust
5.000%, 06/15/2015	804,000	865,464
Capital One Bank USA NA
8.800%, 07/15/2019	1,520,000	1,942,657
Capital One Financial Corp.
6.150%, 09/01/2016	1,760,000	1,930,540
6.750%, 09/15/2017	1,930,000	2,319,711
Capmark Financial Group, Inc.
5.875%, 05/10/2012 (H)	4,340,000	1,478,629
Catlin Insurance Company, Ltd. (7.249%
to 01/19/2017, then 3 month LIBOR
+ 2.975%)
(Q)(S)	2,500,000	2,025,000
Chuo Mitsui Trust & Banking
Company, Ltd. (5.506% to 04/15/2015,
then 3 month LIBOR + 2.490%)
(Q)(S)	2,405,000	2,387,496
Citigroup, Inc.
5.000%, 09/15/2014	3,500,000	3,636,539
5.500%, 04/11/2013	730,000	783,349
5.850%, 12/11/2034	945,000	952,238
6.125%, 11/21/2017 to 05/15/2018	7,323,000	7,995,718
6.375%, 08/12/2014	2,150,000	2,388,345
8.500%, 05/22/2019	3,595,000	4,444,646
CNA Financial Corp.
6.500%, 08/15/2016	4,265,000	4,632,673
7.350%, 11/15/2019	910,000	1,023,142
Comerica Capital Trust II (6.576% to
02/20/2032, then 1 month LIBOR
+ 1.115%)
02/20/2037	2,300,000	2,300,000
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	1,375,000	1,503,985
Credit Suisse New York
4.375%, 08/05/2020	1,495,000	1,527,076
5.300%, 08/13/2019	1,110,000	1,229,686
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	2,130,000	2,200,220
6.113%, 01/15/2020 (S)	1,355,000	1,496,694
Developers Diversified Realty Corp.
7.500%, 04/01/2017	1,345,000	1,397,928
Dexus Property Group
7.125%, 10/15/2014 (S)	1,435,000	1,580,653

15

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Bank
7.000%, 04/15/2020	$725,000	$788,699
Discover Financial Services
10.250%, 07/15/2019	1,830,000	2,344,373
Dresdner Bank AG
7.250%, 09/15/2015	879,000	990,155
Duke Realty LP
5.950%, 02/15/2017	2,050,000	2,200,158
6.250%, 05/15/2013	750,000	811,659
6.750%, 03/15/2020	1,390,000	1,552,497
8.250%, 08/15/2019	730,000	864,531
Endurance Specialty Holdings, Ltd.
7.000%, 07/15/2034	2,600,000	2,544,318
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	1,185,000	1,377,616
ERP Operating LP
5.125%, 03/15/2016	2,300,000	2,519,597
5.750%, 06/15/2017	2,730,000	3,074,643
Ford Motor Credit Company LLC
7.500%, 08/01/2012	495,000	525,441
Foundation Re II, Ltd.
7.119%, 11/26/2010 (P)(S)	900,000	902,250
General Electric Capital Corp.
0.856%, 08/15/2036 (P)	1,820,000	1,347,428
5.625%, 05/01/2018	1,275,000	1,415,219
5.900%, 05/13/2014	2,000,000	2,265,952
6.000%, 08/07/2019	980,000	1,102,681
Genworth Financial, Inc.
6.515%, 05/22/2018	1,400,000	1,427,586
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	1,440,000	1,530,287
8.112%, 02/15/2015 (S)	1,700,000	1,804,945
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	745,000	794,837
6.800%, 06/15/2018 (S)	770,000	837,112
Hartford Financial Services Group, Inc.
4.625%, 07/15/2013	417,000	440,490
6.300%, 03/15/2018	1,210,000	1,306,795
6.625%, 03/30/2040	545,000	546,752
HCP, Inc.
6.300%, 09/15/2016	2,480,000	2,695,021
6.450%, 06/25/2012	648,000	689,200
Health Care REIT, Inc.
6.000%, 11/15/2013	755,000	830,850
Health Care, Inc.
6.200%, 06/01/2016	2,855,000	3,191,659
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	1,485,000	1,609,115
8.125%, 05/01/2011	990,000	1,027,914
Horace Mann Educators Corp.
6.850%, 04/15/2016	1,035,000	1,090,534
Hospitality Properties Trust
6.750%, 02/15/2013	2,128,000	2,265,488
HRPT Properties Trust
6.650%, 01/15/2018	1,235,000	1,328,682
HSBC Finance Corp.
5.500%, 01/19/2016	1,000,000	1,098,749
HSBC Holdings PLC
6.500%, 09/15/2037	1,000,000	1,121,430
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	1,160,000	1,266,379
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	825,000	888,938

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Jefferies Group, Inc.
6.875%, 04/15/2021	$830,000	$870,582
8.500%, 07/15/2019	1,455,000	1,689,414
JPMorgan Chase & Company
3.700%, 01/20/2015	1,730,000	1,828,174
6.000%, 01/15/2018	2,165,000	2,472,385
6.300%, 04/23/2019	2,425,000	2,810,238
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
(Q)(S)	1,600,000	1,714,608
JPMorgan Chase Capital XX
6.550%, 09/29/2036	2,045,000	2,073,111
JPMorgan Chase Capital XXIII (1.250%
to 05/15/2047, then 3 month LIBOR
+ 2.030%)
05/15/2047	4,175,000	3,005,395
Kazkommertsbank JSC
8.500%, 04/16/2013	350,000	343,875
Kimco Realty Corp.
6.875%, 10/01/2019	1,455,000	1,694,107
Liberty Mutual Group, Inc.
6.500%, 03/15/2035 (S)	2,837,000	2,597,841
7.300%, 06/15/2014 (S)	1,675,000	1,851,163
7.500%, 08/15/2036 (S)	5,480,000	5,573,801
7.800%, 03/15/2037 (S)	1,935,000	1,828,575
Lincoln National Corp.
8.750%, 07/01/2019	2,790,000	3,588,947
Lincoln National Corp. (6.050% to
04/20/17, then 3 month LIBOR
+ 2.040%)
04/20/2067	2,285,000	1,993,663
Lincoln National Corp. (7.000% to
5/17/2016, then 3 month LIBOR
+ 2.358%)
05/17/2066	1,855,000	1,743,700
Lloyds TSB Bank PLC
5.800%, 01/13/2020 (S)	730,000	764,624
Lloyds TSB Group PLC (6.267% to
11/01/2016, then 3 month
LIBOR +1.035%)
(Q)(S)	1,570,000	1,114,700
Lloyds TSB Group PLC (6.413% to
10/01/2035, then 3 month LIBOR
+ 1.496%)
(Q)(S)	1,950,000	1,384,500
Mack-Cali Realty LP
5.125%, 01/15/2015	2,000,000	2,148,640
7.750%, 08/15/2019	935,000	1,112,740
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	920,000	961,888
7.300%, 08/01/2014 (S)	750,000	848,214
Markel Corp.
6.800%, 02/15/2013	1,605,000	1,724,503
Massachusetts Mutual Life
Insurance Company
8.875%, 06/01/2039 (S)	645,000	881,432
MBNA Capital
1.266%, 02/01/2027 (P)	1,157,000	811,561
Mellon Capital IV (6.244% to 06/20/2012,
then 3 month LIBOR + 0.565%)
(Q)	1,600,000	1,464,000

16

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Merrill Lynch & Company, Inc.
1.016%, 05/02/2017 (P)		$4,000,000	$3,580,888
6.875%, 04/25/2018		3,785,000	4,245,619
7.750%, 05/14/2038		4,865,000	5,640,721
MetLife, Inc.
5.875%, 02/06/2041		475,000	516,663
6.750%, 06/01/2016		955,000	1,140,584
Morgan Stanley
0.975%, 10/18/2016 (P)		3,315,000	2,913,235
5.950%, 12/28/2017		1,265,000	1,358,833
6.625%, 04/01/2018		470,000	521,068
7.300%, 05/13/2019		1,375,000	1,581,499
10.090%, 05/03/2017	BRL	5,825,000	3,291,194
National City Bank
0.663%, 06/07/2017 (P)		$1,525,000	1,368,962
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		1,485,000	1,243,688
Nationwide Mutual Insurance Company
(5.810% to 12/15/2014, then 3 month
LIBOR + 2.290%)
12/15/2024 (S)		1,130,000	977,771
Nelnet, Inc. (7.400% to 09/29/2011, then
3 month LIBOR + 3.375%)
09/29/2036		2,015,000	1,760,316
New York Life Insurance Company
6.750%, 11/15/2039 (S)		1,570,000	1,936,631
Northern Trust Corp.
6.500%, 08/15/2018		720,000	877,627
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)		1,127,000	1,109,250
Pacific Life Insurance Company
9.250%, 06/15/2039 (S)		3,380,000	4,271,080
PartnerRe Finance A LLC
6.875%, 06/01/2018		2,000,000	2,246,884
Pinafore LLC
9.000%, 10/01/2018 (S)		370,000	388,500
PNC Preferred Funding Trust I (6.113% to
03/15/2012, then 3 month LIBOR
+ 1.223%)
(Q)(S)		1,349,000	985,679
ProLogis
5.625%, 11/15/2015 to 11/15/2016		4,360,000	4,219,047
6.625%, 05/15/2018		2,435,000	2,399,990
7.625%, 08/15/2014		2,041,000	2,206,480
Prudential Financial, Inc.
4.750%, 04/01/2014		1,343,000	1,442,365
6.200%, 01/15/2015		1,600,000	1,802,824
7.375%, 06/15/2019		1,145,000	1,394,782
QBE Insurance Group, Ltd.
9.750%, (Q)(S)		1,350,000	1,633,503
Rabobank Nederland NV (11.000% to
06/30/19, then 3 month LIBOR
+ 10.868%)
(Q)(S)		1,937,000	2,518,100
Realty Income Corp.
5.950%, 09/15/2016		1,530,000	1,693,874
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)		490,000	495,545
Regions Financial Corp.
7.750%, 11/10/2014		1,375,000	1,489,951
Santander Issuances SA (6.500% to
11/15/2014, then 3 month LIBOR
+ 3.920%)
08/11/2019 (S)		1,140,000	1,192,999

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Schwab Capital Trust I (7.500% to
11/15/2017, then 3 month LIBOR
+ 2.375%)
11/15/2037	$1,890,000	$1,936,721
Silicon Valley Bank
6.050%, 06/01/2017	1,640,000	1,728,680
Simon Property Group LP
4.375%, 03/01/2021	1,925,000	1,951,415
5.750%, 12/01/2015	1,500,000	1,708,874
5.875%, 03/01/2017	1,520,000	1,746,615
6.100%, 05/01/2016	1,000,000	1,162,473
10.350%, 04/01/2019	980,000	1,369,794
SLM Corp.
0.798%, 01/27/2014 (P)	2,690,000	2,323,590
Sovereign Bank
2.353%, 04/01/2014 (P)	265,000	255,196
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,375,000	1,284,855
StanCorp Financial Group, Inc. (6.900%
to 06/01/2017, then 3 month LIBOR
+ 0.251%)
06/01/2067	2,350,000	2,143,694
Standard Chartered PLC (6.409% to
01/30/2017, then 3 month LIBOR
+ 1.510%)
(Q)(S)	1,500,000	1,424,088
State Bank of India/London
4.500%, 07/27/2015 (S)	945,000	992,980
State Street Capital Trust IV
1.292%, 06/15/2037 (P)	2,405,000	1,734,503
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month LIBOR
+ 1.965%)
12/15/2036	903,000	839,790
SunTrust Preferred Capital I (5.853% to
12/15/2011, then 3 month LIBOR
+ 0.645%)
(Q)	425,000	317,156
Symetra Financial Corp.
6.125%, 04/01/2016 (S)	1,650,000	1,708,064
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,675,000	2,061,220
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month LIBOR
+ 1.735%)
02/15/2067 (S)	3,000,000	2,400,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,400,000	1,705,389
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR
+ 0.768%)
(Q)	2,995,000	2,542,006
The Goldman Sachs Group, Inc.
0.913%, 07/22/2015 (P)	2,135,000	2,006,637
5.375%, 03/15/2020	700,000	737,808
5.950%, 01/18/2018	2,975,000	3,267,526
6.000%, 05/01/2014	2,225,000	2,483,136
6.150%, 04/01/2018	2,005,000	2,223,968
6.750%, 10/01/2037	1,170,000	1,216,127
7.500%, 02/15/2019	2,860,000	3,402,699
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	1,000,000	1,052,365
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	3,055,000	3,208,193

17

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
UBS AG/Stamford CT
5.875%, 12/20/2017	$1,840,000	$2,081,931
Unum Group
7.125%, 09/30/2016	1,165,000	1,344,705
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	1,625,000	1,813,227
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
(Q)	4,605,000	3,614,925
USB Realty Corp. (6.091% to 01/15/2012,
then 3 month LIBOR + 1.147%)
(Q)(S)	2,135,000	1,579,900
Vornado Realty Trust
4.250%, 04/01/2015	3,160,000	3,271,602
W.R. Berkley Corp.
5.600%, 05/15/2015	830,000	893,044
6.150%, 08/15/2019	699,000	753,851
Wachovia Bank NA
5.850%, 02/01/2037	1,050,000	1,078,959
6.600%, 01/15/2038	815,000	924,958
Washington Mutual Bank
3.363%, 01/15/2015 (H)	1,070,000	2,140
WEA Finance LLC
7.125%, 04/15/2018 (S)	2,000,000	2,351,744
WEA Finance LLC / WCI Finance LLC
5.700%, 10/01/2016 (S)	1,500,000	1,676,900
WEA Finance LLC / WT Finance
Australia Property, Ltd.
6.750%, 09/02/2019 (S)	935,000	1,107,643
Wells Fargo Bank NA
5.750%, 05/16/2016	1,350,000	1,516,100
Westfield Capital Corp., Ltd.
5.125%, 11/15/2014(S)	2,500,000	2,739,438
Westpac Banking Corp.
4.875%, 11/19/2019	1,660,000	1,779,346
White Mountains Re Group, Ltd. (7.506%
to 06/30/2017, then 3 month LIBOR
+ 3.200%)
(Q)(S)	4,030,000	3,223,919
Willis North America, Inc.
7.000%, 09/29/2019	1,555,000	1,709,315
XL Group PLC. (6.500% to 4/15/2017,
then 3 month LIBOR + 2.458%)
(Q)	1,715,000	1,414,875

		373,427,996
Health Care - 0.81%
Alere, Inc.
8.625%, 10/01/2018 (S)	495,000	502,425
BioScrip, Inc.
10.250%, 10/01/2015	825,000	843,563
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015	1,007,813	1,017,891
Gentiva Health Services, Inc.
11.500%, 09/01/2018 (S)	190,000	202,825
Inverness Medical Innovations, Inc.
7.875%, 02/01/2016	1,010,000	1,032,725
Medco Health Solutions, Inc.
4.125%, 09/15/2020	475,000	480,986
7.125%, 03/15/2018	1,485,000	1,823,703
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	1,680,000	2,018,580
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	565,066

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Valeant Pharmaceuticals International
6.750%, 10/01/2017 (S)	$250,000	$255,000
WellPoint, Inc.
5.800%, 08/15/2040	375,000	392,507
6.375%, 06/15/2037	1,735,000	1,935,517

		11,070,788
Industrials - 3.48%
ACCO Brands Corp.
10.625%, 03/15/2015	230,000	257,025
Aircastle, Ltd.
9.750%, 08/01/2018 (S)	540,000	551,475
Altra Holdings, Inc.
8.125%, 12/01/2016	645,000	670,800
America West Airlines
8.057%, 07/02/2020	588,412	613,420
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	1,365,000	1,387,673
BAE Systems Asset Trust
6.664%, 09/15/2013 (S)	1,364,616	1,505,444
BE Aerospace, Inc.
8.500%, 07/01/2018	910,000	991,900
Bombardier, Inc.
7.750%, 03/15/2020 (S)	715,000	772,200
Case New Holland, Inc.
7.750%, 09/01/2013	570,000	619,163
Coleman Cable, Inc.
9.000%, 02/15/2018	630,000	645,750
Colt Defense LLC
8.750%, 11/15/2017 (S)	765,000	562,275
Continental Airlines, Inc.
6.648%, 09/15/2017	596,692	610,118
Continental Airlines, Inc.
5.983%, 04/19/2022	1,669,894	1,724,165
6.545%, 02/02/2019	341,849	356,378
8.307%, 04/02/2018	689,322	696,215
CSX Corp.
7.375%, 02/01/2019	1,540,000	1,933,298
Delta Air Lines, Inc.
6.200%, 07/02/2018	665,000	691,600
6.718%, 01/02/2023	1,837,442	1,837,442
6.821%, 08/10/2022	1,844,507	1,934,335
9.500%, 09/15/2014 (S)	768,000	833,280
Embraer Overseas, Ltd.
6.375%, 01/15/2020	1,195,000	1,308,525
Garda World Security Corp.
9.750%, 03/15/2017 (S)	350,000	372,750
GATX Corp.
8.750%, 05/15/2014	1,545,000	1,825,444
General Electric Company
5.250%, 12/06/2017	965,000	1,086,108
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	1,235,000	1,371,565
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)	960,000	1,032,000
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	755,000	800,300
L-3 Communications Corp., Series B
6.375%, 10/15/2015	1,040,000	1,072,500
Masco Corp.
7.125%, 03/15/2020	825,000	845,145
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	1,395,000	1,422,900

18

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Northwest Airlines, Inc.
6.264%, 11/20/2021	$1,376,827	$1,383,711
7.027%, 11/01/2019	1,180,260	1,192,063
Odebrecht Finance, Ltd.
7.000%, 04/21/2020 (S)	865,000	925,550
7.500%, (S)(Q)	230,000	230,000
RailAmerica, Inc.
9.250%, 07/01/2017	712,000	780,530
Systems 2001 Asset Trust LLC
7.156%, 12/15/2011 (S)	324,974	336,998
Terex Corp.
10.875%, 06/01/2016	740,000	844,525
Textron, Inc.
5.600%, 12/01/2017	1,295,000	1,399,095
Trimas Corp.
9.750%, 12/15/2017 (S)	385,000	413,875
Union Pacific Corp.
5.700%, 08/15/2018	1,300,000	1,515,705
United Air Lines, Inc.
9.750%, 01/15/2017	1,294,347	1,427,017
9.875%, 08/01/2013 (S)	335,000	363,475
10.400%, 11/01/2016	574,969	641,091
United Rentals North America, Inc.
10.875%, 06/15/2016	455,000	513,581
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	1,410,000	1,484,025
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	1,405,000	1,482,275
Waste Management, Inc.
7.750%, 05/15/2032	625,000	797,729
Western Express, Inc.
12.500%, 04/15/2015 (S)	1,310,000	1,259,238

		47,321,676
Information Technology - 0.38%
Equinix, Inc.
8.125%, 03/01/2018	545,000	581,788
Fiserv, Inc.
6.800%, 11/20/2017	1,165,000	1,348,898
Tyco Electronics Group SA
6.550%, 10/01/2017	945,000	1,105,151
7.125%, 10/01/2037	1,755,000	2,072,922

		5,108,759
Materials - 2.47%
Alcan, Inc.
5.000%, 06/01/2015	339,000	376,017
Alcoa, Inc.
5.720%, 02/23/2019	560,000	569,275
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,040,000	1,256,914
American Pacific Corp.
9.000%, 02/01/2015	1,755,000	1,741,838
ArcelorMittal
6.125%, 06/01/2018	530,000	573,133
9.850%, 06/01/2019	1,455,000	1,869,889
Ball Corp.
6.750%, 09/15/2020	1,015,000	1,075,900
Boise Paper Holdings LLC
8.000%, 04/01/2020	270,000	279,450
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,175,000	1,241,094
Commercial Metals Company
7.350%, 08/15/2018	990,000	1,072,884

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Corporacion Nacional del Cobre
5.500%, 10/15/2013 (S)		$481,000	$529,801
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)		885,000	897,941
Graphic Packaging International, Inc.
7.875%, 10/01/2018		210,000	215,250
9.500%, 06/15/2017		560,000	596,400
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)		965,000	1,022,947
International Paper Company
7.950%, 06/15/2018		2,460,000	2,983,363
9.375%, 05/15/2019		1,095,000	1,420,528
Lyondell Chemical Company
8.000%, 11/01/2017 (S)		315,000	344,138
Mosaic Company
7.625%, 12/01/2016 (S)		1,190,000	1,290,219
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)		320,000	369,600
Rain CII Carbon LLC
11.125%, 11/15/2015 (S)		1,420,000	1,478,575
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033		1,155,000	1,325,165
Severstal Columbus LLC
10.250%, 02/15/2018 (S)		320,000	336,000
Solo Cup Company
10.500%, 11/01/2013		375,000	388,125
Solutia, Inc.
7.875%, 03/15/2020		805,000	860,344
Sterling Chemicals, Inc.
10.250%, 04/01/2015		1,095,000	1,100,475
Teck Resources, Ltd.
10.750%, 05/15/2019		2,925,000	3,683,453
U.S. Corrugated, Inc.
10.000%, 06/12/2013		570,000	513,000
Vale Overseas, Ltd.
6.875%, 11/10/2039		1,000,000	1,145,806
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014		1,380,000	1,383,450
Westvaco Corp.
7.950%, 02/15/2031		1,525,000	1,646,430

			33,587,404
Telecommunication Services - 2.90%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		655,000	645,503
America Movil SAB de CV
5.000%, 03/30/2020		1,260,000	1,358,750
AT&T, Inc.
5.350%, 09/01/2040 (S)		580,000	582,559
6.450%, 06/15/2034		217,000	244,407
Axtel SAB de CV
9.000%, 09/22/2019 (S)		465,000	428,963
BellSouth Corp.
6.000%, 11/15/2034		2,000,000	2,121,454
6.550%, 06/15/2034		1,580,000	1,766,513
British Telecommunications PLC
5.950%, 01/15/2018		1,715,000	1,911,752
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016		1,017,732	1,208,557
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017		1,335,000	1,415,100
Deutsche Telekom International
Finance BV
7.125%, 07/11/2011	EUR	99,000	140,532
8.750%, 06/15/2030		$1,358,000	1,901,128

19

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)	$1,530,000	$1,560,600
Embarq Corp.
7.995%, 06/01/2036	2,280,000	2,423,617
France Telecom SA
8.500%, 03/01/2031	1,009,000	1,459,054
Frontier Communications Corp.
6.250%, 01/15/2013	1,472,000	1,541,920
8.500%, 04/15/2020	1,750,000	1,931,563
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	340,000	355,300
Intelsat Jackson Holdings SA
11.500%, 06/15/2016	1,015,000	1,101,275
NII Capital Corp.
8.875%, 12/15/2019	1,280,000	1,422,400
10.000%, 08/15/2016	700,000	796,250
SBA Telecommunications, Inc.
8.000%, 08/15/2016	470,000	505,250
SBA Tower Trust
5.101%, 04/15/2017 (S)	1,200,000	1,299,316
Sprint Capital Corp.
6.875%, 11/15/2028	2,800,000	2,562,000
Telcordia Technologies, Inc.
11.000%, 05/01/2018 (S)	370,000	363,063
Telecom Italia Capital SA
6.175%, 06/18/2014	1,040,000	1,147,170
7.200%, 07/18/2036	2,885,000	3,101,462
Verizon Communications, Inc.
6.900%, 04/15/2038	1,715,000	2,084,291
West Corp.
11.000%, 10/15/2016	1,925,000	2,045,313

		39,425,062
Utilities - 3.96%
AES Eastern Energy LP
9.000%, 01/02/2017	2,182,419	2,258,804
AES Gener SA
7.500%, 03/25/2014	906,000	1,009,390
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	1,230,000	1,272,049
Appalachian Power Company
5.800%, 10/01/2035	1,961,000	2,070,663
Aquila, Inc.
11.875%, 07/01/2012	1,440,000	1,656,994
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,142,417
BVPS II Funding Corp.
8.890%, 06/01/2017	817,000	968,329
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	654,887
CMS Energy Corp.
6.250%, 02/01/2020	2,075,000	2,184,187
Commonwealth Edison Company
5.800%, 03/15/2018	1,430,000	1,672,564
Dominion Resources, Inc. (6.300% to
09/30/2011, then 3 month LIBOR
+ 2.300%)
09/30/2066	3,200,000	3,024,000
Enel Finance International SA
6.250%, 09/15/2017 (S)	2,335,000	2,647,878
FirstEnergy Corp.
6.450%, 11/15/2011	21,000	22,005
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	1,080,000	1,161,165

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Ipalco Enterprises, Inc.
8.625%, 11/14/2011	$1,060,000	$1,116,975
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	3,845,000	4,350,260
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	1,330,000	1,468,192
5.875%, 09/30/2016 (S)	688,000	764,996
Michigan Consolidated Gas Company
5.700%, 03/15/2033	736,000	806,054
Midwest Generation LLC, Series B
8.560%, 01/02/2016	1,436,964	1,420,798
Nevada Power Company
6.650%, 04/01/2036	2,330,000	2,789,194
NiSource Finance Corp.
6.400%, 03/15/2018	1,672,000	1,939,097
6.800%, 01/15/2019	1,000,000	1,186,149
NRG Energy, Inc.
8.250%, 09/01/2020 (S)	875,000	902,344
PNPP II Funding Corp.
9.120%, 05/30/2016	750,000	810,488
PPL Energy Supply LLC
6.500%, 05/01/2018	1,000,000	1,157,023
PSEG Power LLC
8.625%, 04/15/2031	736,000	995,617
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	643,336	712,977
Sempra Energy
6.500%, 06/01/2016	1,165,000	1,394,349
SPI Electricity & Gas Australia
Holdings Pty, Ltd.
6.150%, 11/15/2013 (S)	798,000	881,231
Teco Finance, Inc.
6.572%, 11/01/2017	897,000	1,048,754
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	1,515,000	992,325
TransAlta Corp.
6.650%, 05/15/2018	2,157,000	2,533,569
United Energy Distribution Property, Ltd.
4.700%, 04/15/2011 (S)	344,000	350,366
Veolia Environnement
6.000%, 06/01/2018	2,400,000	2,773,980
Waterford 3 Funding Corp.
8.090%, 01/02/2017	1,674,778	1,702,496

		53,842,566

TOTAL CORPORATE BONDS (Cost $681,577,212)		$739,413,156

CONVERTIBLE BONDS - 0.19%
Industrials - 0.11%
US Airways Group, Inc.
7.250%, 05/15/2014	680,000	1,509,600
Consumer Discretionary - 0.08%
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	955,000	1,040,950

TOTAL CONVERTIBLE BONDS (Cost $1,712,869)		$2,550,550

MUNICIPAL BONDS - 0.53%
District of Columbia - 0.35%
George Washington University
5.095%, 09/15/2032	4,580,000	4,795,718

20

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New Jersey - 0.18%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	$1,885,000	$2,351,575

TOTAL MUNICIPAL BONDS (Cost $6,648,957)		$7,147,293

TERM LOANS (M) - 0.05%
Consumer Discretionary - 0.05%
East Valley Tourist
Development Authority
12.000%, 08/06/2012	752,481	652,777

TOTAL TERM LOANS (Cost $747,688)		$652,777

COLLATERALIZED MORTGAGE
OBLIGATIONS - 19.23%
COMMERCIAL & RESIDENTIAL - 17.91%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.407%, 12/25/2046	12,976,104	605,198
American Home Mortgage Investment
Trust, Series 2004-4, Class 5A
2.534%, 02/25/2045 (P)	2,350,104	2,170,864
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	2,175,000	2,318,210
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	1,970,000	2,098,742
Banc of America Commercial
Mortgage, Inc.
Series 2005-5, Class XC IO,
0.091%, 10/10/2045 (S)	262,406,866	1,078,387
Series 2004-4, Class A3,
4.128%, 07/10/2042	121,412	121,379
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	2,524,154	2,213,638
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	3,890,000	4,140,628
Banc of America Funding Corp.
Series 2007-E, Class 4A1,
5.723%, 07/20/2047 (P)	1,061,299	739,463
Series 2006-B, Class 6A1,
5.805%, 03/20/2036 (P)	1,860,605	1,349,826
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class C,
0.437%, 10/15/2019 (P)(S)	5,214,117	4,639,050
Series 2005-MIB1, Class B,
0.517%, 03/15/2022 (P)(S)	5,345,000	4,997,145
Series 2005-MIB1, Class E,
0.657%, 03/15/2022 (P)(S)	1,320,000	1,101,326
Bear Stearns Alt-A Trust,
Series 2005-3, Class B2
2.774%, 04/25/2035 (P)	1,008,057	40,000
Bear Stearns Asset Backed Securities, Inc.
Series 2004-AC5, Class A1,
5.250%, 10/25/2034	325,328	335,868
Series 2003-AC4, Class A,
5.500%, 09/25/2033	350,196	358,188
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2004-T16, Class X1 IO,
0.332%, 02/13/2046 (S)	27,236,533	449,948
Series 2004-PWR5, Class X1 IO,
0.345%, 07/11/2042 (S)	30,027,956	502,881
Series 2006-T24, Class AY IO,
0.607%, 10/12/2041 (S)	152,744,922	1,648,026

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
Bear Stearns Commercial Mortgage Securities,
Inc. (continued)
Series 2006-BBA7, Class G,
0.697%, 03/15/2019 (P)(S)	$2,300,000	$1,718,379
Series 2005-PWR8, Class E,
4.977%, 06/11/2041 (P)(S)	2,690,000	1,359,480
Series 2005-T20, Class AJ,
5.296%, 10/12/2042 (P)	4,200,000	4,025,822
Series 2006-PW14, Class D,
5.412%, 12/11/2038 (S)	2,130,000	595,205
Series 2005-T18, Series G,
5.460%, 02/13/2042 (P)(S)	4,000,000	1,000,938
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.466%, 12/25/2036 (P)	1,577,043	889,131
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.919%, 03/15/2049 (P)	2,414,000	2,670,323
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-1, Class 2B1
2.891%, 04/25/2035 (P)	1,387,316	41,008
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class A4,
5.396%, 07/15/2044 (P)	1,025,000	1,128,549
Series 2005-CD1, Class C,
5.396%, 07/15/2044 (P)	1,000,000	680,944
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.010%, 12/10/2049 (P)	3,905,000	4,249,603
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2005-12, Class 2A5
5.500%, 05/25/2035	559,928	452,847
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-HYB2, Class 4A
2.741%, 07/20/2034 (P)	3,947,493	3,937,933
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO,
0.196%, 02/15/2038 (S)	49,419,827	492,987
Series 2005-TF2A, Class K,
1.457%, 09/15/2020 (P)(S)	1,000,000	994,601
Series 2003-C3, Class J,
4.231%, 05/15/2038 (P)(S)	590,000	382,739
Series 2004-C4, Class A4,
4.283%, 10/15/2039	539,140	545,320
Series 2005-C4, Class AJ,
5.190%, 08/15/2038 (P)	3,000,000	2,652,521
Credit Suisse Mortgage
Capital Certificates
Series 2006-TFLA, Class A2,
0.417%, 04/15/2021 (P)(S)	4,680,000	4,344,946
Series 2006-TFLA, Class B,
0.487%, 04/15/2021 (P)(S)	4,095,000	3,738,837
First Horizon Alternative
Mortgage Securities
Series 2004-AA5, Class B1,
2.231%, 12/25/2034 (P)	704,556	85,699
Series 2006-RE1, Class A1,
5.500%, 05/25/2035	2,673,046	2,318,234

21

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
G-Force LLC,
Series 2005-RR2, Class A4B
5.422%, 12/25/2039 (S)	$4,260,000	$749,349
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO,
0.316%, 06/10/2048 (S)	73,572,418	931,611
Series 2005-C1, Class XP IO,
0.644%, 06/10/2048	140,430,621	1,082,959
Series 2005-C3, Class AJ,
5.065%, 07/10/2045 (P)	3,700,000	3,522,514
Series 2005-C2, Class C,
5.133%, 05/10/2043	3,096,263	2,185,816
Series 2002-2A, Class A3,
5.349%, 08/11/2036	735,191	776,624
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class F
7.050%, 05/15/2037 (S)	725,000	732,094
Greenpoint Mortgage Funding Trust,
Series 2006-AR1, Class A2A
0.626%, 02/25/2036 (P)	3,388,883	988,903
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class XC IO,
0.462%, 08/10/2042 (S)	162,527,335	2,598,113
Series 2002-C1, Class A2,
4.112%, 01/11/2017	443,851	452,907
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	3,550,000	3,741,430
Series 2007-GG9, Class C,
5.554%, 03/10/2039 (P)	1,695,000	584,866
Series 2007-GG9, Class F,
5.633%, 03/10/2039 (P)	885,000	183,248
GS Mortgage Securities Corp. II
Series 2005-GG4, Class XC IO,
0.334%, 07/10/2039 (S)	92,255,359	1,643,419
Series 2006-GG8, Class X IO,
0.856%, 11/10/2039 (S)	58,053,593	1,480,692
Series 2007-GG10, Class A4,
6.002%, 08/10/2045 (P)	7,940,000	8,295,997
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1,
2.844%, 09/25/2035 (P)	2,865,638	2,618,634
Series 2004-9, Class B1,
3.612%, 08/25/2034 (P)	1,566,779	615,058
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	36,178,112	234,072
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	45,941,027	300,914
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	52,741,778	296,409
Series 2005-16, Class 2A1B,
0.587%, 01/19/2036 (P)	1,276,962	338,046
Series 2006-SB1, Class A1A IO,
1.220%, 12/19/2036 (P)	1,293,822	676,711
Series 2005-11, Class X IO,
2.314%, 08/19/2045	11,750,498	444,387
Series 2005-8, Class 1X IO,
2.334%, 09/19/2035	20,159,187	762,269
Series 2004-7, Class 2A3,
2.638%, 11/19/2034 (P)	545,420	411,513
Hilton Hotels Pool Trust, Series 2000-HL
TA, Class B
0.756%, 10/03/2015 (P)(S)	430,000	429,991

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.882%, 10/25/2036	$55,792,977	$1,740,741
Series 2005-AR18, Class 1X IO,
2.179%, 10/25/2036	36,004,406	1,216,949
Series 2005-AR5, Class B1,
2.783%, 05/25/2035 (P)	1,629,017	46,960
Series 2004-AR13, Class B1,
5.296%, 01/25/2035	998,505	92,465
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP8, Class X IO,
0.758%, 05/15/2045	88,290,575	2,315,314
Series 2005-LDP3, Class A4B,
4.996%, 08/15/2042 (P)	2,860,000	2,884,375
Series 2005-LDP4, Class B,
5.129%, 10/15/2042 (P)	1,265,000	946,518
Series 2007-LDPX, Class A2S,
5.305%, 01/15/2049	2,325,000	2,377,475
Series 2005-LDP5, Class A4,
5.363%, 12/15/2044 (P)	5,990,000	6,595,670
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	3,200,000	3,165,648
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	3,445,000	3,610,391
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	4,530,000	4,807,958
Series 2007-LDPX Class AM,
5.464%, 01/15/2049 (P)	5,000,000	4,409,672
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045	2,800,000	2,279,036
Series 2005-LDP5, Class AJ,
5.484%, 12/15/2044 (P)	1,000,000	915,333
Series 2005-LDP5, Class G,
5.518%, 12/15/2044 (P)(S)	2,460,000	1,278,340
Series 2007-LD11, Class A4,
6.006%, 06/15/2049 (P)	2,200,000	2,272,731
Series 2006-LDP7, Class AM,
6.062%, 04/15/2045 (P)	2,430,000	2,415,668
JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5
5.765%, 01/25/2037 (P)	2,845,497	360,163
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.335%, 02/15/2040 (S)	37,836,215	767,810
Series 2005-C1, Class A2,
4.310%, 02/15/2030	377,091	378,330
Series 2005-C5, Class AJ,
5.057%, 09/15/2040 (P)	1,000,000	911,785
Series 2006-C6, Class AM,
5.413%, 09/15/2039	2,805,000	2,778,934
Series 2007-C2, Class A3,
5.430%, 02/15/2040	2,410,000	2,520,461
Series 2005-C2, Class E,
5.438%, 04/15/2040 (P)	2,990,000	1,850,410
Series 2006-C4, Class A4,
6.080%, 06/15/2038 (P)	1,502,000	1,654,737
Mastr Adjustable Rate Mortgages Trust
Series 2004-8, Class 5A1,
2.854%, 08/25/2034 (P)	2,801,423	2,677,371
Series 2004-13, Class 2A1,
2.934%, 04/21/2034 (P)	1,594,886	1,596,653

22

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
Merrill Lynch Floating Trust
Series 2006-1, Class A2,
0.387%, 06/15/2022 (P)(S)	$4,330,000	$3,898,464
Series 2006-1, Class D,
0.457%, 06/15/2022 (P)(S)	2,250,000	1,855,396
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO,
0.164%, 07/12/2038 (S)	248,950,870	1,298,179
Series 2005-CIP1, Class XP IO,
0.311%, 07/12/2038	143,272,932	742,842
Series 2006-C2, Class X IO,
0.558%, 08/12/2043 (S)	99,492,803	1,716,241
Series 2008-C1, Class X IO,
0.703%, 02/14/2051 (S)	54,182,689	1,238,307
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	1,588,012	1,668,431
Series 2005-CKI1, Class A6,
5.414%, 11/12/2037 (P)	1,255,000	1,378,934
Series 2005-LC1, Class AJ,
5.500%, 01/12/2044	1,000,000	951,649
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	2,000,000	1,993,817
Series 2006-2, Class A4,
6.103%, 06/12/2046 (P)	3,715,000	4,130,398
MLCC Mortgage Investors, Inc.
Series 2005-A, Class A1,
0.486%, 03/25/2030 (P)	108,698	93,475
Series 2007-3, Class M3,
5.507%, 09/25/2037 (P)	318,014	121,193
Series 2007-3, Class M1,
5.507%, 09/25/2037 (P)	1,305,274	563,632
Series 2007-3, Class M2,
5.507%, 09/25/2037 (P)	491,390	203,207
Series 2006-3, Class 2A1,
6.067%, 10/25/2036 (P)	2,715,375	2,550,389
Morgan Stanley Capital I
Series 2005-T17, Class X1 IO,
0.243%, 12/13/2041 (S)	69,150,091	931,272
Series 2005-IQ9, Class X1 IO,
0.353%, 07/15/2056 (S)	32,991,855	999,977
Series 2007-SRR3, Class A,
0.557%, 12/20/2049 (P)(S)	3,000,000	111,300
Series 2007-SRR3, Class B,
0.657%, 12/20/2049 (P)(S)	3,000,000	90,000
Series 2004-T13, Class A2,
3.940%, 09/13/2045	161,442	161,557
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	3,430,000	3,566,068
Series 2005-HQ7, Class AJ,
5.376%, 11/14/2042 (P)	7,560,000	6,990,350
Series 2006-IQ12, Class E,
5.538%, 12/15/2043 (P)	2,060,000	304,353
Series 2008-HQ8, Class AM,
5.607%, 03/12/2044 (P)	2,715,000	2,724,366
Series 2007-T27, Class A4,
5.802%, 06/11/2042 (P)	955,000	1,059,066
Series 2006-IQ11, Class AM,
5.942%, 10/15/2042 (P)	1,700,000	1,719,953
Series 2006-T23, Class A4,
5.981%, 08/12/2041 (P)	1,469,000	1,644,175

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
Morgan Stanley Capital IMSC,
Series 2006-IQ11, Class B
5.942%, 10/15/2042 (P)	$1,000,000	$657,533
Multi Security Asset Trust,
Series 2005-RR4A, Class F
5.880%, 11/28/2035 (P)(S)	580,000	137,750
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
2.980%, 05/25/2035 (P)	1,690,338	449,136
Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO,
2.428%, 12/25/2045	36,753,470	1,243,851
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	520,609	513,199
Residential Asset Mortgage Products, Inc.
Series 2004-RZ3, Class AI4,
4.572%, 05/25/2033 (P)	233,705	217,153
Series 2004-RS9, Class AI-4,
4.767%, 10/25/2032 (P)	307,281	282,962
Salomon Brothers Mortgage Securities
VII, Series 2000-C3, Class A2
6.592%, 12/18/2033	73,438	73,350
Sequoia Mortgage Trust,
Series 2005-3, Class A1
0.457%, 05/20/2035 (P)	224,811	187,916
Structured Asset Securities Corp.
Series 2003-6A, Class B1,
2.963%, 03/25/2033 (P)	1,897,384	1,310,054
Series 2004-6XS, Class M1,
4.920%, 03/25/2034	607,663	252,371
Series 1998-RF2, Class A,
8.081%, 07/15/2027 (P)(S)	255,938	258,048
Thornburg Mortgage Securities Trust,
Series 2004-1, Class II2A
2.094%, 03/25/2044 (P)	1,963,121	1,889,141
Timberstar Trust, Series 2006-1A, Class A
5.668%, 10/15/2036 (S)	2,300,000	2,566,459
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C17, Class XC IO,
0.157%, 03/15/2042 (S)	43,290,563	332,987
Series 2005-C19, Class AJ,
4.793%, 05/15/2044 (P)	1,862,483	1,652,691
Series 2005-C16, Class D,
5.044%, 10/15/2041 (P)	1,000,000	819,662
Series 2005-C16, Class E,
5.153%, 10/15/2041 (P)(S)	2,500,000	1,773,582
Series 2006-C29, Class AJ,
5.368%, 11/15/2048 (P)	4,235,000	3,296,559
Series 2005-C22, Class E,
5.527%, 12/15/2044 (P)	3,640,000	1,770,049
WAMU Commercial Mortgage Securities
Trust, Series 2007-SL3, Class A
6.109%, 03/23/2045 (P)(S)	2,184,178	2,152,012
Washington Mutual Mortgage Pass-
Through, Series 2005-1, Class 6A1
6.500%, 03/25/2035	697,012	697,490
Washington Mutual, Inc.
Series 2005-AR6, Class B1,
0.856%, 04/25/2045 (P)	4,168,530	566,270
Series 2005-AR13, Class B1,
0.856%, 10/25/2045 (P)	3,725,074	379,123
Series 2005-AR19, Class B1,
0.956%, 12/25/2045 (P)	2,185,557	255,260

23

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
Washington Mutual, Inc. (continued)
Series 2006-AR4, Class 1A1B,
1.310%, 05/25/2046 (P)	$2,233,435	$1,359,286
Series 2005-AR13, Class X IO,
1.553%, 10/25/2045	124,481,472	4,123,449
Series 2005-AR12, Class 1A2,
2.803%, 10/25/2035 (P)	1,015,689	992,862
Wells Fargo Mortgage Backed
Securities Trust
Series 2005-AR5, Class 1A1,
5.093%, 04/25/2035 (P)	2,628,791	2,592,133
Series 2006-AR15, Class A3,
5.448%, 10/25/2036 (P)	2,910,562	840,116

		243,510,702

U.S. GOVERNMENT AGENCY - 1.32%
Federal Home Loan Mortgage Corp.
Series 3581, Class IO IO,
6.000%, 10/15/2039	3,056,731	488,442
Series 3623, Class LI IO,
4.500%, 01/15/2025	3,212,553	299,203
Series 3630, Class BI IO,
4.000%, 05/15/2027	1,917,882	204,437
Series T-41, Class 3A,
7.388%, 07/25/2032 (P)	140,703	163,386
Federal National Mortgage Association
Series 402, Class 3 IO,
4.000%, 11/25/2039	4,110,052	793,233
Series 402, Class 4 IO,
4.000%, 10/25/2039	7,596,514	1,598,673
Series 398, Class C3 IO,
4.500%, 05/25/2039	6,062,024	947,970
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	4,037,160	451,657
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	7,089,900	1,087,794
Series 2009-78, Class IB IO,
5.000%, 06/25/2039	10,168,206	1,800,797
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	5,980,487	661,316
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	5,913,403	777,591
Series 2001-50, Class BA,
7.000%, 10/25/2041	46,419	50,546
Series 2002-W3, Class A5,
7.500%, 11/25/2041	257,097	290,111
Series 2009-109, Class IW IO,
4.500%, 04/25/2038	4,747,977	649,581
Series 401, Class C2 IO,
4.500%, 06/25/2039	4,190,752	738,078
Series 402, Class 7 IO,
4.500%, 11/25/2039	6,993,702	1,268,402
Series 2010-72, Class CA,
4.500%, 01/25/2028	4,441,689	4,758,932
Government National Mortgage
Association, Series 2010-78,
Class AI IO
4.500%, 04/20/2039	5,975,703	862,742

		17,892,891

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $285,337,481)		$261,403,593

ASSET BACKED SECURITIES - 4.08%

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1
0.616%, 09/25/2034 (P)	$1,128,017	$1,030,677
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	19,939	20,362
Anthracite, Ltd.
Series 2002-CIBA, Class A,
0.706%, 05/24/2017 (P)(S)	1,577,477	1,482,828
Series 2002-2A, Class B,
5.488%, 12/24/2037 (S)	2,400,000	2,164,800
Arbor Realty Mortgage Securities
Series 2006-1A, Class C,
1.098%, 01/26/2042 (P)(S)	1,260,000	100,800
Series 2006-1A, Class F,
1.548%, 01/26/2042 (P)(S)	2,755,000	211,501
Argent Securities,
Series 2004-W1, Class M3
1.706%, 03/25/2034 (P)	405,946	141,194
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.676%, 03/25/2035 (P)	1,087,572	934,972
Bank of America Auto Trust,
Series 2009-1A, Class A4
3.520%, 06/15/2016 (S)	950,000	995,069
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.606%, 02/28/2041 (P)	1,694,340	1,388,593
BMW Vehicle Lease Trust,
Series 2009-1, Class A4
3.660%, 08/15/2013	1,555,000	1,593,311
Capital Trust Re CDO, Ltd.
Series 2005-1A, Class E,
1.002%, 03/20/2050 (P)(S)	834,000	5,713
Series 2005-1A, Class C,
1.007%, 03/20/2050 (P)(S)	1,250,000	187,500
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5
0.316%, 10/25/2036 (P)	750,000	564,534
Cedarwoods Credit CDO, Ltd.,
Series 2007-2A, Class B
0.636%, 02/25/2052 (P)(S)	5,000,000	385,550
Centex Home Equity,
Series 2005-A, Class M4
1.056%, 01/25/2035 (P)	298,145	157,716
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%, 06/25/2032	780,000	785,854
ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A-5
8.100%, 08/15/2025	13,954	13,145
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2
0.436%, 06/25/2036 (P)	2,903,702	2,431,003
Credit-Based Asset Servicing
and Securitization
Series 2006-CB2, Class AF2,
5.501%, 12/25/2036	1,746,562	1,244,834
Series 2006-MH1, Class B1,
6.250%, 10/25/2036 (S)	2,560,000	1,697,121
Crest, Ltd.
Series 2002-IGA, Class A,
0.938%, 07/28/2017 (P)(S)	3,578,368	3,399,450
Series 2003-1A, Class B1,
1.249%, 05/28/2038 (P)(S)	2,400,000	1,809,960

24

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CW Capital Cobalt, Ltd.,
Series 2005-1A, Class A1
0.598%, 05/25/2045 (P)(S)	$1,751,498	$591,157
DB Master Finance LLC
Series 2006-1, Class -A2,
5.779%, 06/20/2031 (S)	3,380,000	3,400,145
Series 2006-1, Class -M1,
8.285%, 06/20/2031 (S)	920,000	907,129
Dillon Read CMBS CDO, Ltd.,
Series 2006-1A, Class A3
0.994%, 12/05/2046 (H)(P)(S)	5,025,000	0
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	2,555,000	2,555,000
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	3,360,000	3,214,753
Equity One ABS, Inc.
Series 2004-1, Class M2,
5.115%, 04/25/2034	315,305	173,020
Series 2004-1, Class M3,
5.260%, 04/25/2034	347,886	80,967
Fremont Home Loan Trust,
Series 2004-4, Class M7
1.976%, 03/25/2035 (P)	732,531	17,301
Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2
5.290%, 03/25/2016 (S)	1,420,000	1,567,154
Highland Park CDO, Ltd.,
Series 2006-1A, Class A2
0.718%, 11/25/2051 (P)(S)	8,670,000	2,368,471
JER CDO
Series 2006-2A, Class AFL,
0.586%, 03/25/2045 (P)(S)	3,414,311	580,433
Series 2006-2A, Class FFL,
1.756%, 03/25/2045 (H)(P)(S)	2,000,000	0
Lehman XS Trust
Series 2005-7N, Class 1A1B,
0.556%, 12/25/2035 (P)	2,754,539	891,730
Series 2005-5N, Class 3A2,
0.616%, 11/25/2035 (P)	2,314,741	688,890
LNR CDO, Ltd.
Series 2006-1A, Class BFL,
0.806%, 05/28/2043 (H)(P)(S)	3,300,000	0
Series 2003-1A, Class FFX,
7.374%, 07/23/2036 (S)	5,000,000	861,150
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
1.306%, 02/25/2034 (P)	705,889	613,445
N-Star Real Estate CDO, Ltd.
Series 2005-4A, Class A,
0.606%, 07/27/2040 (P)(S)	2,794,771	1,816,601
Series 2006-8A, Class E,
1.009%, 02/01/2041 (P)(S)	1,835,000	110,100
New Century Home Equity Loan Trust
5.250%, 08/25/2034	257,289	253,393
Newcastle CDO, Ltd.,
Series 2005-7A, Class 2FL
0.756%, 12/24/2050 (P)(S)	4,430,000	88,600
Novastar Home Equity Loan,
Series 2004-4, Class M3
1.336%, 03/25/2035 (P)	1,820,000	1,666,956
Option One Mortgage Loan Trust,
Series 2004-1, Class M1
1.156%, 01/25/2034 (P)	731,714	600,719
Prima Capital, Ltd.,
Series 2006-CR1A, Class A1
7.000%, 12/25/2048	3,128,637	2,736,243

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

RAIT Preferred Funding, Ltd.,
Series 2007-2A, Class B
1.056%, 06/25/2045 (P)(S)	$3,000,000	$1,022,220
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3,
4.499%, 08/25/2035	454,636	442,924
Series 2005-2, Class AF4,
4.934%, 08/25/2035	1,870,000	1,590,416
Residential Asset Securities Corp.,
Series 2005-KS4, Class M1
0.666%, 05/25/2035 (P)	1,355,000	1,262,594
Trapeza CDO LLC,
Series 2007-12A ,Class B
10.930%, 04/06/2042 (P)(S)	3,027,853	64,584
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.890%, 05/25/2034 (P)	2,451,000	2,517,461

TOTAL ASSET BACKED SECURITIES (Cost $98,185,773)		$55,430,043

COMMON STOCKS - 0.01%
Consumer Discretionary - 0.01%
Greektown Superholdings, Inc. (I)	821	90,785
Financials - 0.00%
BTA Bank JSC	1,780	21,360

TOTAL COMMON STOCKS (Cost $135,472)		$112,145

PREFERRED STOCKS - 0.59%
Consumer Discretionary - 0.13%
Greektown Superholdings,
Inc., Series A (I)(S)	16,024	1,771,913
Consumer Staples - 0.13%
Ocean Spray Cranberries, Inc.,
Series A 6.250 (S)	22,216	1,732,155
Energy - 0.06%
Apache Corp., Series D 6.000	13,414	778,012
Financials - 0.16%
Bank of America Corp.,
Series MER 8.625	75,000	1,968,750
Citigroup Capital XIII (7.875% to
10-30-2040, then 3 month LIBOR
+ 6.370%)	10,400	269,360

		2,238,110
Telecommunication Services - 0.11%
Telephone & Data Systems, Inc.,
Series A 7.600	61,654	1,549,982

TOTAL PREFERRED STOCKS (Cost $7,825,977)		$8,070,172

WARRANTS - 0.00%
New Gold, Inc. (Expiration Date:
06/28/2017; Strike
Price: CAD 15.00) (I)	1	2

TOTAL WARRANTS (Cost $0)		$2

SHORT-TERM INVESTMENTS - 2.38%
Short-Term Securities* - 2.38%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2010	$11,300,000	11,300,000
State Street Institutional U.S. Government
Money Market Fund, 0.1119% (Y)	1,084,400	1,084,400

25

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

Short-Term Securities* (continued)
U.S. Treasury Bill, 0.010%, 10/07/2010	$20,000,000	$19,999,713

		32,384,113

TOTAL SHORT-TERM INVESTMENTS (Cost $32,384,113)		$32,384,113

Total Investments (Active Bond Trust)
(Cost $1,339,923,965) - 98.90%		$1,344,435,014
Other assets and liabilities, net - 1.10%		14,952,926

TOTAL NET ASSETS - 100.00%		$1,359,387,940

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.62%
Consumer Discretionary - 9.90%
Auto Components - 1.17%
Autoliv, Inc. (L)	38,900	$2,541,337
Dana Holding Corp. (I)	45,100	555,632
Fuel Systems Solutions, Inc. (I)(L)	9,400	367,634
Lear Corp. (I)	7,200	568,296
Standard Motor Products, Inc.	11,700	123,201

		4,156,100
Distributors - 0.07%
Core-Mark Holding Company, Inc. (I)(L)	8,500	263,160
Diversified Consumer Services - 0.47%
Apollo Group, Inc., Class A (I)	5,200	267,020
Career Education Corp. (I)(L)	46,200	991,914
CPI Corp. (L)	3,800	98,344
Education Management Corp. (I)(L)	20,500	300,940

		1,658,218
Hotels, Restaurants & Leisure - 1.39%
International Speedway Corp., Class A	10,700	261,080
Marcus Corp.	5,600	66,360
McDonald’s Corp.	61,000	4,545,110
Ruth’s Hospitality Group, Inc. (I)(L)	16,400	65,764

		4,938,314
Household Durables - 0.29%
Blyth, Inc.	8,500	350,540
Helen of Troy, Ltd. (I)	4,400	111,276
Whirlpool Corp. (L)	6,900	558,624

		1,020,440
Internet & Catalog Retail - 0.94%
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	121,700	1,668,507
priceline.com, Inc. (I)	4,800	1,672,032

		3,340,539
Leisure Equipment & Products - 0.10%
Jakks Pacific, Inc. (I)(L)	19,900	351,036
Media - 2.48%
CBS Corp., Class B	68,100	1,080,066
Comcast Corp., Class A	211,700	3,827,536
Dex One Corp. (I)	22,500	276,300
Liberty Media - Starz, Series A
(Tracking Stock) (I)	6,800	441,184
Madison Square Garden, Inc., Class A (I)	11,300	238,204
Scholastic Corp.	8,500	236,470

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
The Walt Disney Company	81,600	$2,701,776

		8,801,536
Multiline Retail - 0.55%
Dillard’s, Inc., Class A (L)	66,200	1,564,968
The Bon-Ton Stores, Inc. (I)(L)	9,500	96,615
Tuesday Morning Corp. (I)	60,100	286,677

		1,948,260
Specialty Retail - 1.74%
Aaron, Inc., Class B (L)	5,300	97,785
Advance Auto Parts, Inc.	22,500	1,320,300
DSW, Inc., Class A (I)(L)	25,000	717,500
Hot Topic, Inc. (L)	77,700	465,423
Jo-Ann Stores, Inc. (I)	7,900	351,945
O’Reilly Automotive, Inc. (I)	6,700	356,440
Shoe Carnival, Inc. (I)	10,900	220,398
Signet Jewelers, Ltd. (I)	11,100	352,314
Stage Stores, Inc.	27,900	362,700
The Finish Line, Inc., Class A	48,400	673,244
TJX Companies, Inc.	28,400	1,267,492

		6,185,541
Textiles, Apparel & Luxury Goods - 0.70%
Coach, Inc.	25,600	1,099,776
Perry Ellis International, Inc. (I)	8,900	194,465
The Timberland Company, Class A (I)	7,600	150,556
VF Corp.	13,000	1,053,260

		2,498,057

		35,161,201
Consumer Staples - 7.02%
Beverages - 0.60%
Molson Coors Brewing Company	42,100	1,987,962
The Coca-Cola Company	2,400	140,448

		2,128,410
Food & Staples Retailing - 1.27%
Casey’s General Stores, Inc.	21,000	876,750
The Andersons, Inc. (L)	5,600	212,240
Wal-Mart Stores, Inc.	61,000	3,264,720
Winn-Dixie Stores, Inc. (I)(L)	20,500	146,165

		4,499,875
Food Products - 3.82%
Archer-Daniels-Midland Company	129,800	4,143,216
Corn Products International, Inc.	25,000	937,500
Fresh Del Monte Produce, Inc. (I)	18,000	390,600
Hormel Foods Corp.	9,000	401,400
Smart Balance, Inc. (I)	58,100	225,428
The Hershey Company	28,000	1,332,520
The J.M. Smucker Company	42,900	2,596,737
Tyson Foods, Inc., Class A	221,000	3,540,420

		13,567,821
Household Products - 1.21%
Central Garden & Pet Company, Class A (I)	15,800	163,688
Energizer Holdings, Inc. (I)	3,600	242,028
Kimberly-Clark Corp.	16,700	1,086,335
The Procter & Gamble Company	46,660	2,798,200

		4,290,251
Personal Products - 0.05%
Elizabeth Arden, Inc. (I)	6,600	131,934
Prestige Brands Holdings, Inc. (I)	5,200	51,428

		183,362

26

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco - 0.07%
Altria Group, Inc.	10,400	$249,808

		24,919,527
Energy - 10.13%
Energy Equipment & Services - 2.56%
National Oilwell Varco, Inc.	115,800	5,149,626
Oil States International, Inc. (I)	37,877	1,763,174
Patterson-UTI Energy, Inc.	24,200	413,336
Rowan Companies, Inc. (I)	39,847	1,209,755
SEACOR Holdings, Inc. (I)	6,400	545,024

		9,080,915
Oil, Gas & Consumable Fuels - 7.57%
Anadarko Petroleum Corp.	8,200	467,810
Chevron Corp.	109,700	8,891,185
ConocoPhillips	99,434	5,710,495
Contango Oil & Gas Company (I)	1,300	65,208
Energy Partners, Ltd. (I)	6,200	74,462
Exxon Mobil Corp.	69,400	4,288,226
GMX Resources, Inc. (I)(L)	79,600	386,856
Marathon Oil Corp.	94,700	3,134,570
Tesoro Corp.	98,000	1,309,280
Valero Energy Corp.	145,500	2,547,705

		26,875,797

		35,956,712
Financials - 18.48%
Capital Markets - 0.62%
American Capital, Ltd. (I)(L)	101,300	588,553
E*TRADE Financial Corp. (I)	8,700	126,498
Legg Mason, Inc.	14,600	442,526
MCG Capital Corp.	7,500	43,800
Morgan Stanley	40,000	987,200

		2,188,577
Commercial Banks - 4.78%
CapitalSource, Inc.	36,600	195,444
CIT Group, Inc. (I)	22,600	922,532
Fifth Third Bancorp	236,400	2,843,892
KeyCorp	308,500	2,455,660
PNC Financial Services Group, Inc.	33,900	1,759,749
Regions Financial Corp.	310,900	2,260,243
SunTrust Banks, Inc.	160,900	4,156,047
Susquehanna Bancshares, Inc.	16,900	142,636
Wells Fargo & Company	89,000	2,236,570

		16,972,773
Consumer Finance - 2.05%
Capital One Financial Corp.	119,400	4,722,270
Discover Financial Services	145,400	2,425,272
The Student Loan Corp.	4,000	118,800

		7,266,342
Diversified Financial Services - 3.92%
Bank of America Corp.	67,000	878,370
Citigroup, Inc. (I)	710,300	2,770,170
CME Group, Inc.	5,900	1,536,655
JPMorgan Chase & Company	169,114	6,438,170
PHH Corp. (I)(L)	70,000	1,474,200
The NASDAQ OMX Group, Inc. (I)	42,000	816,060

		13,913,625
Insurance - 5.13%
ACE, Ltd.	6,800	396,100
Allied World Assurance
Company Holdings, Ltd.	41,577	2,352,842

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American National Insurance Company	1,700	$129,149
Argo Group International Holdings, Ltd.	7,700	267,498
Aspen Insurance Holdings, Ltd.	36,200	1,096,136
Assurant, Inc.	20,900	850,630
Axis Capital Holdings, Ltd.	17,100	563,274
Chubb Corp.	85,000	4,844,150
CNA Financial Corp. (I)	4,700	131,553
Everest Re Group, Ltd.	15,100	1,305,697
First American Financial Corp.	3,400	50,796
Flagstone Reinsurance Holdings SA	4,400	46,684
Maiden Holdings, Ltd.	4,900	37,289
Montpelier Re Holdings, Ltd.	10,800	187,056
PartnerRe, Ltd.	4,400	352,792
Prudential Financial, Inc.	64,200	3,478,356
Stewart Information Services Corp. (L)	14,100	159,612
The Travelers Companies, Inc.	23,400	1,219,140
United Fire & Casualty Company	2,400	50,904
Wesco Financial Corp.	300	107,445
XL Group PLC	26,400	571,824

		18,198,927
Real Estate Investment Trusts - 1.53%
Agree Realty Corp.	6,900	174,225
Ashford Hospitality Trust, Inc. (I)(L)	85,300	771,965
CommonWealth REIT	23,100	591,360
FelCor Lodging Trust, Inc. (I)	57,200	263,120
Getty Realty Corp. (L)	8,800	236,104
Hospitality Properties Trust	79,100	1,766,303
LTC Properties, Inc.	5,800	148,016
National Health Investments, Inc.	2,800	123,368
Parkway Properties, Inc.	5,700	84,360
PS Business Parks, Inc.	1,700	96,169
Rayonier, Inc.	15,900	796,908
SL Green Realty Corp.	4,100	259,653
Winthrop Realty Trust	10,100	124,836

		5,436,387
Thrifts & Mortgage Finance - 0.45%
Federal Agricultural Mortgage
Corp., Class C (L)	17,800	192,596
People’s United Financial, Inc.	108,800	1,424,192

		1,616,788

		65,593,419
Health Care - 13.83%
Biotechnology - 2.21%
Amgen, Inc. (I)	80,200	4,419,822
Biogen Idec, Inc. (I)(L)	51,500	2,890,180
Cephalon, Inc. (I)	8,500	530,740

		7,840,742
Health Care Equipment & Supplies - 0.37%
Boston Scientific Corp. (I)	213,800	1,310,594
Health Care Providers & Services - 6.56%
Aetna, Inc.	42,600	1,346,586
AmerisourceBergen Corp.	71,600	2,195,256
Cardinal Health, Inc.	106,300	3,512,152
Coventry Health Care, Inc. (I)	102,577	2,208,483
Health Net, Inc. (I)	32,200	875,518
Healthspring, Inc. (I)	10,600	273,904
Humana, Inc. (I)	47,900	2,406,496
Kindred Healthcare, Inc. (I)	27,700	360,654
UnitedHealth Group, Inc.	138,600	4,866,246
Universal American Financial Corp.	14,000	206,500

27

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellPoint, Inc. (I)	89,000	$5,040,960

		23,292,755
Pharmaceuticals - 4.69%
Bristol-Myers Squibb Company	68,200	1,848,902
Eli Lilly & Company	24,600	898,638
Endo Pharmaceuticals Holdings, Inc. (I)	72,000	2,393,280
Forest Laboratories, Inc. (I)	152,500	4,716,825
Johnson & Johnson	21,620	1,339,575
King Pharmaceuticals, Inc. (I)	67,700	674,292
Medicis Pharmaceutical Corp., Class A	57,900	1,716,735
Par Pharmaceutical Companies, Inc. (I)	56,400	1,640,112
Questcor Pharmaceuticals, Inc. (I)(L)	18,500	183,520
Viropharma, Inc. (I)	83,300	1,242,003

		16,653,882

		49,097,973
Industrials - 9.73%
Aerospace & Defense - 2.05%
Ceradyne, Inc. (I)	19,100	445,985
Cubic Corp.	2,600	106,080
Ducommun, Inc.	7,200	156,816
Esterline Technologies Corp. (I)	2,800	160,244
General Dynamics Corp.	14,100	885,621
Northrop Grumman Corp.	80,791	4,898,358
United Technologies Corp.	8,800	626,824

		7,279,928
Air Freight & Logistics - 1.13%
FedEx Corp.	20,100	1,718,550
United Parcel Service, Inc., Class B	34,500	2,300,805

		4,019,355
Airlines - 0.33%
Republic Airways Holdings, Inc. (I)	54,800	453,744
Skywest, Inc.	51,200	714,752

		1,168,496
Building Products - 0.09%
Apogee Enterprises, Inc.	10,400	95,160
Armstrong World Industries, Inc. (I)(L)	2,300	95,473
Gibraltar Industries, Inc. (I)	13,700	123,026

		313,659
Commercial Services & Supplies - 0.25%
Consolidated Graphics, Inc. (I)	7,400	306,730
M&F Worldwide Corp. (I)	8,400	204,540
Republic Services, Inc.	10,700	326,243
Unifirst Corp.	1,000	44,150

		881,663
Construction & Engineering - 0.59%
Dycom Industries, Inc. (I)	21,800	217,782
EMCOR Group, Inc. (I)	40,800	1,003,272
Great Lakes Dredge & Dock Corp.	33,000	191,730
Layne Christensen Company (I)	13,400	346,926
Northwest Pipe Company (I)	7,500	131,250
Tutor Perini Corp. (I)	5,500	110,495
URS Corp. (I)	2,200	83,556

		2,085,011
Industrial Conglomerates - 2.07%
3M Company	69,500	6,026,345
Carlisle Companies, Inc.	27,600	826,620
General Electric Company	27,800	451,750

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Seaboard Corp.	24	$42,504

		7,347,219
Machinery - 2.04%
Alamo Group, Inc.	3,500	78,155
CNH Global NV (I)	4,900	179,536
Cummins, Inc.	8,900	806,162
Deere & Company	6,900	481,482
Dover Corp.	10,400	542,984
Eaton Corp.	29,700	2,449,953
Joy Global, Inc.	13,000	914,160
NACCO Industries, Inc., Class A	2,000	174,780
Oshkosh Corp. (I)	5,000	137,500
Timken Company	4,637	177,875
Trinity Industries, Inc. (L)	27,891	621,133
Watts Water Technologies, Inc., Class A	20,000	681,000

		7,244,720
Marine - 0.13%
Genco Shipping & Trading, Ltd. (I)(L)	28,900	460,666
Professional Services - 0.01%
School Specialty, Inc. (I)	3,900	50,739
Road & Rail - 0.50%
AMERCO, Inc. (I)	1,300	103,324
Norfolk Southern Corp.	25,100	1,493,701
Ryder Systems, Inc.	4,300	183,911

		1,780,936
Trading Companies & Distributors - 0.54%
Aircastle, Ltd.	77,800	659,744
WW Grainger, Inc. (L)	10,400	1,238,744

		1,898,488

		34,530,880
Information Technology - 16.55%
Communications Equipment - 0.85%
Comtech Telecommunications Corp. (L)	17,500	478,625
EchoStar Corp., Class A (I)	17,400	331,992
F5 Networks, Inc. (I)	5,900	612,479
Motorola, Inc. (I)	73,300	625,249
QUALCOMM, Inc.	2,400	108,288
Tellabs, Inc. (L)	115,400	859,730

		3,016,363
Computers & Peripherals - 4.56%
Apple, Inc. (I)	26,626	7,555,128
Hewlett-Packard Company	95,200	4,005,064
Imation Corp. (I)	8,500	79,305
Lexmark International, Inc., Class A (I)	51,200	2,284,544
NetApp, Inc. (I)	2,700	134,433
Novatel Wireless, Inc. (I)(L)	33,300	262,404
SanDisk Corp. (I)	50,900	1,865,485

		16,186,363
Electronic Equipment, Instruments & Components - 2.68%
Arrow Electronics, Inc. (I)	60,744	1,623,687
AVX Corp.	14,500	200,390
Coherent, Inc. (I)	3,100	124,031
Ingram Micro, Inc., Class A (I)	90,569	1,526,993
Multi-Fineline Electronix, Inc. (I)	11,300	248,487
Smart Modular Technologies (WWH), Inc. (I)	25,600	154,368
Tech Data Corp. (I)	90,306	3,639,332
Vishay Intertechnology, Inc. (I)	205,600	1,990,208

		9,507,496

28

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 3.70%
AOL, Inc. (I)	111,500	$2,759,625
CoreLogic, Inc.	51,200	980,992
Earthlink, Inc.	44,900	408,141
Google, Inc., Class A (I)	1,600	841,264
IAC/InterActiveCorp (I)	137,400	3,609,498
International Business Machines Corp.	33,855	4,541,310

		13,140,830
IT Services - 1.36%
Computer Sciences Corp.	104,939	4,827,194
Semiconductors & Semiconductor Equipment - 1.70%
Fairchild Semiconductor International, Inc. (I)	76,900	722,860
Integrated Silicon Solution, Inc. (I)	31,600	272,076
Intel Corp.	121,200	2,330,676
Lattice Semiconductor Corp. (I)	37,600	178,600
Micron Technology, Inc. (I)(L)	323,200	2,330,272
Photronics, Inc. (I)(L)	41,900	221,651

		6,056,135
Software - 1.70%
Activision Blizzard, Inc.	36,700	397,094
Microsoft Corp.	225,807	5,530,013
Oracle Corp.	3,700	99,345

		6,026,452

		58,760,833
Materials - 4.33%
Chemicals - 2.87%
Cabot Corp.	5,800	188,906
Cytec Industries, Inc.	23,886	1,346,693
E.I. Du Pont de Nemours & Company	107,300	4,787,726
Innophos Holdings, Inc.	1,700	56,270
Lubrizol Corp.	20,300	2,151,191
Minerals Technologies, Inc.	8,100	477,252
OM Group, Inc. (I)	29,500	888,540
Stepan Company	4,900	289,639

		10,186,217
Construction Materials - 0.03%
Headwaters, Inc. (I)(L)	32,300	116,280
Containers & Packaging - 0.25%
Boise, Inc. (I)	133,800	868,362
Metals & Mining - 0.96%
Coeur d’Alene Mines Corp. (I)(L)	8,000	159,360
Freeport-McMoRan Copper & Gold, Inc.	16,000	1,366,240
Kaiser Aluminum Corp. (L)	8,100	346,599
Newmont Mining Corp.	24,400	1,532,564

		3,404,763
Paper & Forest Products - 0.22%
Clearwater Paper Corp. (I)	8,500	646,680
KapStone Paper and Packaging Corp. (I)	10,800	131,112

		777,792

		15,353,414
Telecommunication Services - 4.79%
Diversified Telecommunication Services - 4.49%
AT&T, Inc.	316,529	9,052,729
Verizon Communications, Inc.	211,500	6,892,785

		15,945,514
Wireless Telecommunication Services - 0.30%
Telephone & Data Systems, Inc.	25,300	829,840
United States Cellular Corp. (I)(L)	3,539	162,688

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (continued)
USA Mobility, Inc.	4,900	$78,547

		1,071,075

		17,016,589
Utilities - 4.86%
Electric Utilities - 2.45%
Duke Energy Corp.	269,700	4,776,387
Progress Energy, Inc.	88,200	3,917,844

		8,694,231
Independent Power Producers & Energy Traders - 1.17%
NRG Energy, Inc. (I)	199,300	4,149,426
Multi-Utilities - 1.24%
Ameren Corp.	155,800	4,424,720

		17,268,377

TOTAL COMMON STOCKS (Cost $336,235,515)		$353,658,925

SHORT-TERM INVESTMENTS - 5.44%
Short-Term Securities* - 0.21%
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	$742,324	742,324
Securities Lending Collateral - 5.23%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	1,853,855	18,554,862

TOTAL SHORT-TERM INVESTMENTS (Cost $19,298,659)		$19,297,186

Total Investments (All Cap Core Trust)
(Cost $355,534,174) - 105.06%		$372,956,111
Other assets and liabilities, net - (5.06%)		(17,948,262)

TOTAL NET ASSETS - 100.00%		$355,007,849

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.74%
Consumer Discretionary - 9.58%
Auto Components - 0.21%
Tenneco, Inc. (I)	24,249	$702,494
Automobiles - 1.68%
Ford Motor Company (I)(L)	461,307	5,646,398
Hotels, Restaurants & Leisure - 0.76%
Carnival Corp.	48,800	1,864,648
Marriott International, Inc., Class A (L)	19,576	701,408

		2,566,056
Household Durables - 1.02%
Fortune Brands, Inc.	69,432	3,418,137
Media - 5.05%
Omnicom Group, Inc.	212,831	8,402,568
The Interpublic Group of Companies, Inc. (I)	601,100	6,029,033
The Walt Disney Company	65,051	2,153,839
Viacom, Inc., Class B	9,497	343,696

		16,929,136
Specialty Retail - 0.52%
J. Crew Group, Inc. (I)	52,189	1,754,594

29

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.34%
VF Corp.	13,900	$1,126,178

		32,142,993
Consumer Staples - 3.23%
Food Products - 3.23%
Archer-Daniels-Midland Company	216,334	6,905,381
Bunge, Ltd. (L)	66,500	3,934,140

		10,839,521

		10,839,521
Energy - 15.52%
Energy Equipment & Services - 3.56%
Halliburton Company	163,659	5,412,203
Superior Energy Services, Inc. (I)	65,710	1,753,800
Weatherford International, Ltd. (I)	279,900	4,786,290

		11,952,293
Oil, Gas & Consumable Fuels - 11.96%
Anadarko Petroleum Corp.	69,400	3,959,270
Apache Corp.	20,990	2,051,982
Chevron Corp.	55,265	4,479,228
El Paso Corp.	466,110	5,770,442
EQT Corp.	60,039	2,165,006
Exxon Mobil Corp.	251,801	15,558,784
Forest Oil Corp. (I)	20,377	605,197
QEP Resources, Inc.	49,017	1,477,372
Southwestern Energy Company (I)	90,000	3,009,600
The Williams Companies, Inc.	55,318	1,057,127

		40,134,008

		52,086,301
Financials - 21.35%
Capital Markets - 9.29%
Affiliated Managers Group, Inc. (I)	52,200	4,072,122
Franklin Resources, Inc.	38,474	4,112,871
Invesco, Ltd. (L)	103,000	2,186,690
Lazard, Ltd., Class A	184,104	6,458,368
State Street Corp.	162,544	6,121,407
The Charles Schwab Corp.	138,500	1,925,150
The Goldman Sachs Group, Inc.	43,600	6,303,688

		31,180,296
Commercial Banks - 6.93%
City National Corp. (L)	70,436	3,738,039
Commerce Bancshares, Inc.	59,144	2,223,223
Cullen/Frost Bankers, Inc. (L)	72,251	3,892,161
KeyCorp	324,477	2,582,837
Signature Bank/NY (I)	34,900	1,355,516
TCF Financial Corp. (L)	146,734	2,375,623
Wells Fargo & Company	230,536	5,793,370
Zions Bancorporation (L)	60,000	1,281,600

		23,242,369
Diversified Financial Services - 1.99%
Bank of America Corp.	276,394	3,623,525
JPMorgan Chase & Company	79,924	3,042,707

		6,666,232
Insurance - 3.14%
Aflac, Inc.	60,700	3,138,797
Berkshire Hathaway, Inc., Class B (I)	41,300	3,414,684
Chubb Corp.	43,100	2,456,269
MetLife, Inc.	39,845	1,532,040

		10,541,790

		71,630,687

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 13.85%
Biotechnology - 2.98%
Amgen, Inc. (I)	159,649	$8,798,256
Human Genome Sciences, Inc. (I)	40,255	1,199,196

		9,997,452
Health Care Equipment & Supplies - 2.47%
Kinetic Concepts, Inc. (I)(L)	30,400	1,112,032
The Cooper Companies, Inc. (L)	66,697	3,082,735
Wright Medical Group, Inc. (I)	85,496	1,231,997
Zimmer Holdings, Inc. (I)	54,500	2,851,985

		8,278,749
Health Care Providers & Services - 4.67%
AmerisourceBergen Corp.	27,484	842,659
Healthspring, Inc. (I)	30,400	785,536
Humana, Inc. (I)	47,588	2,390,821
McKesson Corp.	56,322	3,479,573
Patterson Companies, Inc. (L)	29,632	848,957
UnitedHealth Group, Inc.	146,600	5,147,126
Universal Health Services, Inc., Class B	55,952	2,174,295

		15,668,967
Pharmaceuticals - 3.73%
Abbott Laboratories	77,570	4,052,257
Teva Pharmaceutical Industries, Ltd., SADR	51,430	2,712,933
Warner Chilcott PLC, Class A	148,600	3,334,584
Watson Pharmaceuticals, Inc. (I)	57,248	2,422,163

		12,521,937

		46,467,105
Industrials - 11.83%
Aerospace & Defense - 1.77%
Hexcel Corp. (I)	68,256	1,214,274
United Technologies Corp.	66,200	4,715,426

		5,929,700
Electrical Equipment - 0.11%
AMETEK, Inc.	7,424	354,644
Industrial Conglomerates - 1.85%
3M Company	71,800	6,225,778
Machinery - 7.43%
Eaton Corp.	59,789	4,931,995
EnPro Industries, Inc. (I)	54,843	1,715,489
Kaydon Corp.	2,698	93,351
Kennametal, Inc.	75,082	2,322,286
Pall Corp.	88,280	3,675,979
Parker Hannifin Corp.	46,705	3,272,152
RBC Bearings, Inc. (I)	28,637	973,085
Robbins & Myers, Inc.	38,329	1,026,451
Trinity Industries, Inc.	47,600	1,060,052
WABCO Holdings, Inc. (I)	140,000	5,871,600

		24,942,440
Road & Rail - 0.67%
Heartland Express, Inc. (L)	27,806	413,475
Kansas City Southern (I)(L)	48,955	1,831,407

		2,244,882

		39,697,444
Information Technology - 11.11%
Computers & Peripherals - 0.48%
EMC Corp. (I)	78,714	1,598,681
Electronic Equipment, Instruments & Components - 0.18%
Plexus Corp. (I)	20,502	601,734

30

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 4.56%
Accenture PLC, Class A	101,727	$4,322,380
Fiserv, Inc. (I)	34,200	1,840,644
The Western Union Company	158,027	2,792,337
VeriFone Holdings, Inc. (I)	204,100	6,341,387

		15,296,748
IT Services - 0.77%
MasterCard, Inc., Class A	11,609	2,600,416
Semiconductors & Semiconductor Equipment - 2.36%
Intel Corp.	250,000	4,807,500
Micron Technology, Inc. (I)(L)	105,306	759,256
National Semiconductor Corp. (L)	109,188	1,394,331
Texas Instruments, Inc.	35,000	949,900

		7,910,987
Software - 2.76%
Adobe Systems, Inc. (I)	105,071	2,747,607
Intuit, Inc. (I)	60,200	2,637,362
Microsoft Corp.	158,000	3,869,420

		9,254,389

		37,262,955
Materials - 8.60%
Chemicals - 2.12%
Air Products & Chemicals, Inc.	83,326	6,901,059
Monsanto Company	4,500	215,685

		7,116,744
Metals & Mining - 6.48%
Agnico Eagle Mines, Ltd.	38,937	2,765,695
Barrick Gold Corp.	162,723	7,532,451
Newmont Mining Corp.	65,069	4,086,984
Reliance Steel & Aluminum Company	103,479	4,297,483
United States Steel Corp. (L)	69,897	3,064,284

		21,746,897

		28,863,641
Utilities - 1.67%
Electric Utilities - 1.67%
Nextera Energy, Inc.	62,820	3,416,780
PPL Corp.	80,352	2,187,985

		5,604,765

		5,604,765

TOTAL COMMON STOCKS (Cost $305,091,085)		$324,595,412

SHORT-TERM INVESTMENTS - 9.18%
Repurchase Agreement - 3.11%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $10,454,003 on 10/01/2010,
collateralized by $10,640,000 Federal Home
Loan Bank, 0.625% due 01/13/2012 (valued
at $10,666,600, including interest).	$10,454,000	10,454,000
Securities Lending Collateral - 6.07%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	2,034,994	20,367,853

TOTAL SHORT-TERM INVESTMENTS (Cost $30,823,886)		$30,821,853

Total Investments (All Cap Value Trust)
(Cost $335,914,971) - 105.92%		$355,417,265
Other assets and liabilities, net - (5.92%)		(19,875,011)

TOTAL NET ASSETS - 100.00%		$335,542,254

Alpha Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.35%
Consumer Discretionary - 15.83%
Auto Components - 2.05%
BorgWarner, Inc. (I)(L)	36,180	$1,903,792
Dana Holding Corp. (I)	119,500	1,472,240
Johnson Controls, Inc.	38,580	1,176,690
Magna International, Inc. Class A	15,350	1,262,691
Modine Manufacturing Company (I)	702,981	9,117,664
Tenneco, Inc. (I)	100,310	2,905,981
Automobiles - 0.95%
Astra International Tbk PT	155,510	990,715
Daimler AG (I)	95,531	6,060,992
Ford Motor Company (I)(L)	101,200	1,238,688
Distributors - 0.19%
Jardine Cycle and Carriage, Ltd.	9,000	269,528
LKQ Corp. (I)	67,600	1,406,080
Diversified Consumer Services - 0.67%
Apollo Group, Inc., Class A (I)	21,720	1,115,322
DeVry, Inc.	43,900	2,160,319
ITT Educational Services, Inc. (I)(L)	21,350	1,500,265
Strayer Education, Inc. (L)	6,280	1,095,860
Hotels, Restaurants & Leisure - 1.13%
Chipotle Mexican Grill, Inc. (I)	1,100	189,200
Ctrip.com International, Ltd., ADR (I)	9,800	467,950
Genting BHD	294,310	945,388
Kangwon Land, Inc.	34,250	744,927
Las Vegas Sands Corp. (I)(L)	27,600	961,860
McDonald’s Corp.	22,400	1,669,024
REXLot Holdings, Ltd.	10,546,740	999,131
Starbucks Corp.	22,900	585,782
Starwood Hotels & Resorts Worldwide, Inc.	13,000	683,150
Wyndham Worldwide Corp. (L)	57,340	1,575,130
Wynn Macau, Ltd. (I)	145,200	250,958
Wynn Resorts, Ltd. (L)	9,000	780,930
Household Durables - 2.05%
Jarden Corp.	173,600	5,404,168
KB Home (L)	54,540	617,938
Pulte Group, Inc. (I)(L)	152,340	1,334,498
Stanley Black & Decker, Inc.	79,192	4,852,886
Tempur-Pedic International, Inc. (I)(L)	182,580	5,659,980
Internet & Catalog Retail - 0.43%
NetFlix, Inc. (I)(L)	11,720	1,900,515
priceline.com, Inc. (I)	5,230	1,821,818
Leisure Equipment & Products - 1.21%
Brunswick Corp. (L)	498,128	7,581,508
Eastman Kodak Company (I)(L)	698,980	2,935,716
Media - 2.41%
CBS Corp., Class B	343,164	5,442,581
Comcast Corp., Class A	230,837	4,173,533
Comcast Corp., Special Class A	111,990	1,904,950
DIRECTV, Class A (I)	25,930	1,079,466
Discovery Communications,
Inc., Series A (I)(L)	15,300	666,315
Naspers, Ltd.	12,363	604,107
SuperMedia, Inc. (I)(L)	47,490	501,969
Virgin Media, Inc. (L)	286,020	6,584,180
Multiline Retail - 0.73%
Family Dollar Stores, Inc.	79,600	3,515,136
Nordstrom, Inc.	43,350	1,612,620
Target Corp.	23,360	1,248,358
Specialty Retail - 2.91%
Abercrombie & Fitch Company, Class A (L)	7,070	277,992
Home Depot, Inc. (L)	102,306	3,241,054

31

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Lowe’s Companies, Inc.	411,467	$9,171,599
OfficeMax, Inc. (I)(L)	63,900	836,451
Ross Stores, Inc.	61,500	3,359,130
Staples, Inc. (L)	257,836	5,393,929
The Children’s Place Retail Stores, Inc. (I)(L)	27,900	1,360,683
Urban Outfitters, Inc. (I)(L)	53,880	1,693,987
Textiles, Apparel & Luxury Goods - 1.10%
Carter’s, Inc. (I)	38,684	1,018,550
Hanesbrands, Inc. (I)	329,530	8,521,646
Consumer Staples - 6.47%
Beverages - 1.08%
Anheuser-Busch InBev NV	30,570	1,795,986
Dr. Pepper Snapple Group, Inc.	18,400	653,568
PepsiCo, Inc.	104,027	6,911,554
Food & Staples Retailing - 1.41%
C.P. Seven Eleven PCL	498,520	706,305
CVS Caremark Corp.	143,069	4,502,381
Sysco Corp.	89,700	2,558,244
Wal-Mart Stores, Inc.	79,268	4,242,423
X5 Retail Group NV (I)	6,508	260,320
Food Products - 2.97%
Archer-Daniels-Midland Company	82,630	2,637,550
General Mills, Inc.	64,336	2,350,837
Green Mountain Coffee Roasters, Inc. (I)(L)	356,435	11,117,208
Kraft Foods, Inc., Class A	193,950	5,985,297
Nestle SA	41,305	2,201,400
PureCircle, Ltd. (I)	491,123	1,157,170
Tingyi (Cayman Islands) Holding Corp.	144,000	397,196
Household Products - 0.25%
Clorox Company	8,900	594,164
Hypermarcas SA (I)	2,200	34,183
The Procter & Gamble Company	26,400	1,583,208
Tobacco - 0.76%
Altria Group, Inc.	25,000	600,500
Philip Morris International, Inc.	104,250	5,840,085
Reynolds American, Inc.	3,600	213,804
Energy - 7.04%
Energy Equipment & Services - 0.84%
Cameron International Corp. (I)	47,200	2,027,712
FMC Technologies, Inc. (I)	4,000	273,160
Noble Corp.	62,479	2,111,165
Schlumberger, Ltd.	46,946	2,892,343
Oil, Gas & Consumable Fuels - 6.20%
Alpha Natural Resources, Inc. (I)	7,821	321,834
Anadarko Petroleum Corp.	185,270	10,569,654
BG Group PLC	185,713	3,265,513
Cameco Corp. (Toronto Stock Exchange) (L)	125,750	3,487,048
Chesapeake Energy Corp.	14,310	324,122
Chevron Corp.	45,000	3,647,250
Cobalt International Energy, Inc. (I)	140,670	1,343,399
ConocoPhillips	48,300	2,773,869
CONSOL Energy, Inc.	213,198	7,879,798
EOG Resources, Inc.	19,700	1,831,509
Exxon Mobil Corp.	108,982	6,733,998
Inpex Corp.	109	513,167
Karoon Gas Australia, Ltd. (I)	216,726	1,581,612
Massey Energy Company	34,470	1,069,259
Occidental Petroleum Corp.	42,851	3,355,233
Overseas Shipholding Group, Inc. (L)	26,820	920,462
Southwestern Energy Company (I)	58,300	1,949,552
Venoco, Inc. (I)(L)	95,580	1,876,235

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (I)	6,000	$573,060
Financials - 11.46%
Capital Markets - 2.81%
Ameriprise Financial, Inc.	84,720	4,009,798
Credit Suisse Group AG, SADR	37,100	1,578,976
Invesco, Ltd.	300,570	6,381,101
TD Ameritrade Holding Corp. (I)	130,650	2,109,998
The Goldman Sachs Group, Inc.	33,340	4,820,297
UBS AG (I)	252,722	4,303,856
UBS AG Swiss Exchange (I)	74,310	1,263,934
Commercial Banks - 3.21%
Banco Bradesco SA, ADR (L)	88,400	1,801,592
Banco Santander Brasil SA, ADR	29,100	400,707
BanColombia SA (L)	19,800	1,299,474
Bank Rakyat Indonesia Tbk PT	94,000	105,153
Barclays PLC	344,017	1,615,424
HDFC Bank, Ltd., ADR	2,200	405,614
Kasikornbank PCL	231,850	946,014
Nedbank Group, Ltd.	17,507	369,442
PNC Financial Services Group, Inc.	47,464	2,463,856
Standard Chartered PLC	98,231	2,822,704
U.S. Bancorp	84,300	1,822,566
Wells Fargo & Company	553,191	13,901,690
Consumer Finance - 0.12%
Shriram Transport Finance Company	59,583	1,024,813
Diversified Financial Services - 1.38%
AMMB Holdings BHD	461,670	886,503
Bank of America Corp.	222,579	2,918,011
Great American Group, Inc. (I)	392,600	176,670
JPMorgan Chase & Company	174,803	6,654,750
PHH Corp. (I)(L)	66,530	1,401,122
Insurance - 3.08%
ACE, Ltd.	137,831	8,028,656
Assured Guaranty, Ltd.	52,600	899,986
Chubb Corp.	53,750	3,063,213
Genworth Financial, Inc., Class A (I)	153,630	1,877,359
Hartford Financial Services Group, Inc.	146,652	3,365,663
Marsh & McLennan Companies, Inc. (L)	106,500	2,568,780
MetLife, Inc.	19,400	745,930
Principal Financial Group, Inc.	85,770	2,223,158
Unum Group	181,948	4,030,148
Real Estate Investment Trusts - 0.20%
Annaly Capital Management, Inc.	21,900	385,440
AvalonBay Communities, Inc.	4,200	436,506
HCP, Inc.	12,300	442,554
Ventas, Inc.	8,600	443,502
Real Estate Management & Development - 0.07%
BR Malls Participacoes SA	74,700	624,266
Thrifts & Mortgage Finance - 0.59%
MGIC Investment Corp. (I)(L)	156,214	1,441,855
Radian Group, Inc. (L)	409,750	3,204,245
The PMI Group, Inc. (I)(L)	141,990	521,103
Health Care - 10.12%
Biotechnology - 0.75%
Amgen, Inc. (I)	17,000	936,870
Celgene Corp. (I)(L)	34,270	1,974,295
Momenta Pharmaceuticals, Inc. (I)(L)	102,540	1,543,227
Novavax, Inc. (I)(L)	947,880	2,075,857
Health Care Equipment & Supplies - 0.90%
Covidien PLC	12,160	488,710
HeartWare International, Inc. (I)	7,560	519,826

32

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Medtronic, Inc.	171,696	$5,765,552
Thoratec Corp. (I)	29,730	1,099,415
Health Care Providers & Services - 2.04%
Aetna, Inc.	123,370	3,899,726
CIGNA Corp.	87,790	3,141,126
UnitedHealth Group, Inc.	305,038	10,709,884
Health Care Technology - 0.56%
SXC Health Solutions Corp. (I)	135,100	4,927,097
Life Sciences Tools & Services - 0.90%
Furiex Pharmaceuticals, Inc. (I)	1	11
Pharmaceutical Product Development, Inc.	276,260	6,848,485
Thermo Fisher Scientific, Inc. (I)	20,100	962,388
Pharmaceuticals - 4.97%
Allergan, Inc.	15,100	1,004,603
Bristol-Myers Squibb Company	95,250	2,582,228
Elan Corp. PLC (I)	503,173	2,893,245
Eli Lilly & Company	157,958	5,770,206
Johnson & Johnson	50,030	3,099,859
King Pharmaceuticals, Inc. (I)	640	6,374
MAP Pharmaceuticals, Inc. (I)(L)	21,880	334,764
Merck & Company, Inc.	136,522	5,025,375
Pfizer, Inc.	657,004	11,280,759
Roche Holdings AG	20,734	2,831,026
Salix Pharmaceuticals, Ltd. (I)	23,300	925,476
Teva Pharmaceutical Industries, Ltd., SADR	105,490	5,564,598
UCB SA	55,831	1,936,574
Industrials - 14.35%
Aerospace & Defense - 3.46%
BE Aerospace, Inc. (I)	108,270	3,281,664
Esterline Technologies Corp. (I)	16,950	970,049
European Aeronautic Defence &
Space Company (I)	118,196	2,955,775
General Dynamics Corp.	80,449	5,053,002
Northrop Grumman Corp.	74,970	4,545,431
Precision Castparts Corp.	10,900	1,388,115
Rolls-Royce Group PLC (I)	227,953	2,163,888
Safran SA	88,037	2,480,481
The Boeing Company	63,000	4,192,020
TransDigm Group, Inc. (I)	25,170	1,561,799
Triumph Group, Inc. (L)	20,750	1,547,743
Air Freight & Logistics - 0.68%
United Parcel Service, Inc., Class B	89,306	5,955,817
Airlines - 2.59%
AirAsia BHD (I)	3,193,380	2,325,969
Allegiant Travel Company (L)	15,870	671,618
AMR Corp. (I)(L)	136,050	853,034
Cathay Pacific Airways, Ltd.	348,050	942,053
Copa Holdings SA, Class A	36,490	1,967,176
Delta Air Lines, Inc. (I)	614,142	7,148,613
JetBlue Airways Corp. (I)(L)	132,810	888,499
UAL Corp. (I)	221,660	5,237,826
US Airways Group, Inc. (I)(L)	272,220	2,518,035
Building Products - 0.21%
Ameresco, Inc., Class A (I)	67,110	798,609
Masco Corp.	91,380	1,006,094
Commercial Services & Supplies - 1.19%
Corrections Corp. of America (I)	301,720	7,446,450
SYKES Enterprises, Inc. (I)	77,960	1,058,697
Waste Management, Inc. (L)	52,115	1,862,590
Construction & Engineering - 0.48%
Aecom Technology Corp. (I)	160,600	3,896,156

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Fluor Corp.	6,200	$307,086
Electrical Equipment - 0.29%
ABB, Ltd., SADR (I)(L)	101	2,133
Regal-Beloit Corp.	43,420	2,548,320
Industrial Conglomerates - 1.08%
3M Company	43,652	3,785,065
Beijing Enterprises Holdings, Ltd.	75,000	534,569
General Electric Company	123,500	2,006,875
Smiths Group PLC	25,986	498,305
Tyco International, Ltd.	70,750	2,598,648
Machinery - 4.01%
ArvinMeritor, Inc. (I)(L)	497,230	7,726,954
Atlas Copco AB, Series A	14,633	282,995
Deere & Company	7,300	509,394
Flowserve Corp.	19,550	2,139,161
Illinois Tool Works, Inc.	57,300	2,694,246
Ingersoll-Rand PLC (L)	388,428	13,870,764
Joy Global, Inc.	6,700	471,144
MAN AG	8,861	966,563
Navistar International Corp. (I)	81,750	3,567,570
Pall Corp.	16,000	666,240
Terex Corp. (I)	44,450	1,018,794
Titan International, Inc.	48,030	651,767
United Tractors Tbk PT	135,500	310,668
Road & Rail - 0.36%
J.B. Hunt Transport Services, Inc.	68,250	2,368,275
Union Pacific Corp.	9,100	744,380
Information Technology - 20.22%
Communications Equipment - 3.71%
Aruba Networks, Inc. (I)	57,600	1,229,184
Cisco Systems, Inc. (I)	267,990	5,868,981
CommScope, Inc. (I)	23,480	557,415
F5 Networks, Inc. (I)	13,810	1,433,616
HUGHES Telematics, Inc. (I)(L)	21,300	25,560
Polycom, Inc. (I)	203,725	5,557,618
QUALCOMM, Inc.	333,620	15,052,934
Research In Motion, Ltd. (I)	29,200	1,421,748
Riverbed Technology, Inc. (I)	24,640	1,123,091
Computers & Peripherals - 3.64%
Apple, Inc. (I)	79,180	22,467,325
EMC Corp. (I)	182,770	3,712,059
Hewlett-Packard Company	16,200	681,534
Lexmark International, Inc., Class A (I)(L)	42,380	1,890,996
NetApp, Inc. (I)(L)	36,190	1,801,900
Seagate Technology PLC (I)	96,800	1,140,304
Electronic Equipment, Instruments & Components - 0.74%
Flextronics International, Ltd. (I)(L)	37,840	228,554
Jabil Circuit, Inc.	168,180	2,423,474
Samsung SDI Company, Ltd.	3,353	458,748
Sanmina-SCI Corp. (I)	277,316	3,349,977
Internet Software & Services - 4.05%
Akamai Technologies, Inc. (I)	26,830	1,346,329
Alliance Data Systems Corp. (I)(L)	15,900	1,037,634
Baidu, Inc., SADR (I)	18,010	1,848,186
Cognizant Technology Solutions
Corp., Class A (I)	13,700	883,239
E-Access, Ltd.	1,083	831,542
eBay, Inc. (I)	402,630	9,824,172
Equinix, Inc. (I)(L)	15,310	1,566,979
Google, Inc., Class A (I)	3,750	1,971,713
GSI Commerce, Inc. (I)	174,300	4,305,210
IAC/InterActiveCorp (I)	37,850	994,320

33

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LogMeIn, Inc. (I)	23,530	$846,609
Monster Worldwide, Inc. (I)(L)	134,108	1,738,040
Support.com, Inc. (I)	172,170	788,539
Teradata Corp. (I)	48,950	1,887,512
The Western Union Company	307,356	5,430,981
IT Services - 0.55%
Automatic Data Processing, Inc.	113,039	4,751,029
Semiconductors & Semiconductor Equipment - 4.13%
Altera Corp.	52,740	1,590,638
Analog Devices, Inc.	92,400	2,899,512
ARM Holdings PLC	199,785	1,245,360
Atheros Communications, Inc. (I)	40,310	1,062,169
Broadcom Corp., Class A	95,500	3,379,745
Cree, Inc. (I)(L)	34,760	1,887,120
Entropic Communications, Inc. (I)	94,660	908,736
GT Solar International, Inc. (I)(L)	102,300	856,251
Intel Corp.	38,700	744,201
Maxim Integrated Products, Inc. (L)	307,300	5,688,123
Micron Technology, Inc. (I)(L)	316,630	2,282,902
MIPS Technologies, Inc., Class A (I)	71,480	695,500
OmniVision Technologies, Inc. (I)(L)	53,450	1,231,488
ON Semiconductor Corp. (I)	138,330	997,359
Samsung Electronics Company, Ltd.	474	323,010
Silicon Laboratories, Inc. (I)	18,580	680,957
Skyworks Solutions, Inc. (I)(L)	281,800	5,827,624
Teradyne, Inc. (I)(L)	179,810	2,003,083
Texas Instruments, Inc. (L)	62,138	1,686,425
Software - 3.40%
Citrix Systems, Inc. (I)	35,040	2,391,130
Concur Technologies, Inc. (I)(L)	16,150	798,456
Informatica Corp. (I)(L)	48,710	1,870,951
Microsoft Corp.	85,017	2,082,066
Oracle Corp.	392,150	10,529,228
Quest Software, Inc. (I)	38,310	942,043
Red Hat, Inc. (I)	68,900	2,824,900
Rovi Corp. (I)(L)	67,290	3,392,089
Salesforce.com, Inc. (I)	3,900	436,020
TiVo, Inc. (I)	144,250	1,306,905
VMware, Class A (I)(L)	36,110	3,067,183
Materials - 7.18%
Chemicals - 3.17%
A. Schulman, Inc.	36,310	731,647
CF Industries Holdings, Inc.	37,000	3,533,500
Georgia Gulf Corp. (I)	46,850	765,529
Huabao International Holdings, Ltd.	652,810	1,024,120
Incitec Pivot, Ltd.	326,438	1,132,779
Methanex Corp.	61,780	1,512,992
Monsanto Company	92,810	4,448,383
The Dow Chemical Company	142,180	3,904,263
The Mosaic Company	136,010	7,991,948
The Sherwin-Williams Company	34,231	2,572,117
Containers & Packaging - 1.13%
Owens-Illinois, Inc. (I)	251,350	7,052,881
Rexam PLC	581,914	2,809,449
Metals & Mining - 2.88%
Allied Nevada Gold Corp. (I)(L)	36,410	964,865
AngloGold Ashanti, Ltd. (L)	64,450	2,980,168
Barrick Gold Corp.	42,440	1,964,548
CGA Mining, Ltd. (I)	358,878	955,705
Detour Gold Corp. (I)	68,890	1,989,903
Freeport-McMoRan Copper & Gold, Inc.	63,460	5,418,849
Fronteer Gold, Inc. (I)	73,300	526,294

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Goldcorp, Inc. (L)	28,520	$1,241,190
Molycorp, Inc. (I)	25,450	719,981
Perseus Mining, Ltd. (I)	209,570	583,363
Rainy River Resources, Ltd. (I)	85,410	709,744
Randgold Resources, Ltd. (L)	9,190	932,417
Rio Tinto PLC, SADR (L)	15,800	927,934
Romarco Minerals, Inc. (I)	372,460	814,496
Titanium Metals Corp. (I)(L)	39,130	781,035
Vale SA, SADR (L)	45,070	1,409,339
Vallar PLC (I)	84,183	1,212,159
Xstrata PLC	49,673	953,864
Telecommunication Services - 1.06%
Diversified Telecommunication Services - 0.47%
AT&T, Inc.	135,400	3,872,440
BCE, Inc.	6,800	221,000
Wireless Telecommunication Services - 0.59%
America Movil SAB de CV, Series L, ADR	16,700	890,611
American Tower Corp., Class A (I)	30,600	1,568,556
Crown Castle International Corp. (I)	20,500	905,075
SBA Communications Corp., Class A (I)(L)	44,630	1,798,589
Utilities - 0.62%
Electric Utilities - 0.31%
PPL Corp.	76,120	2,072,748
Southern Company	15,800	588,392
Gas Utilities - 0.31%
UGI Corp.	96,050	2,747,991

TOTAL COMMON STOCKS (Cost $769,089,817)		$821,772,051

PREFERRED STOCKS - 0.18%
Consumer Discretionary
Automobiles - 0.18%
Volkswagen AG	13,214	1,597,392

TOTAL PREFERRED STOCKS (Cost $1,349,534)		$1,597,392

INVESTMENT COMPANIES - 1.04%
Consumer Staples Select Sector SPDR Fund	49,600	1,382,352
iPATH S&P 500 VIX Mid-Term Futures ETN	9,800	849,464
iPATH S&P 500 VIX Short-Term Futures ETN	80,200	1,389,064
	11,000	1,160,610
SPDR S&P Midcap 400 ETF Trust	23,000	3,348,570
SPDR Trust Series 1	8,100	924,372

TOTAL INVESTMENT COMPANIES (Cost $8,316,861)		$9,054,432

WARRANTS - 0.07%
Educomp Solutions, Ltd. (Expiration
Date: 08/10/2017) (I)	47,257	639,359

TOTAL WARRANTS (Cost $694,926)		$639,359

SHORT-TERM INVESTMENTS - 19.92%
Repurchase Agreement - 3.93%
Bank of New York Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.280% to be
repurchased at $34,200,266 on 10/01/2010,
collateralized by $34,708,342 Federal
National Mortgage Association, 7.000% due
10/01/2038 (valued at $34,884,000,
including interest)	34,200,000	34,200,000

34

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

Securities Lending Collateral - 15.99%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	13,914,911	$139,271,558

TOTAL SHORT-TERM INVESTMENTS (Cost $173,485,919)		$173,471,558

Total Investments (Alpha Opportunities Trust)
(Cost $952,937,057) - 115.56%		$1,006,534,792
Other assets and liabilities, net - (15.56%)		(135,499,100)

TOTAL NET ASSETS - 100.00%		$871,035,692

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Asset Allocation Fund - Class 1	110,681,463	$1,688,999,127

		1,688,999,127

TOTAL INVESTMENT COMPANIES (Cost $1,601,937,287)		$1,688,999,127

Total Investments (American Asset Allocation Trust)
(Cost $1,601,937,287) - 100.00%		$1,688,999,127
Other assets and liabilities, net - 0.00%		(66,394)

TOTAL NET ASSETS - 100.00%		$1,688,932,733

American Blue Chip Income and Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth
Fund - Class 1	28,116,865	$242,648,549

TOTAL INVESTMENT COMPANIES (Cost $235,368,060)		$242,648,549

Total Investments (American Blue Chip Income and Growth
Trust) (Cost $235,368,060) - 100.01%		$242,648,549
Other assets and liabilities, net - (0.01%)		(19,777)

TOTAL NET ASSETS - 100.00%		$242,628,772

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	85,247,264	$947,097,106

		947,097,106

TOTAL INVESTMENT COMPANIES (Cost $925,482,905)		$947,097,106

Total Investments (American Bond Trust)
(Cost $925,482,905) - 100.00%		$947,097,106
Other assets and liabilities, net - 0.00%		(44,110)

TOTAL NET ASSETS - 100.00%		$947,052,996

American Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	40,842,972	$453,765,423
American Growth Fund - Class 1	5,553,939	273,031,631
American Growth-Income Fund - Class 1	8,448,158	269,073,818
American International Fund - Class 1	8,746,530	152,714,415

TOTAL INVESTMENT COMPANIES (Cost $1,038,646,930)		$1,148,585,287

Total Investments (American Fundamental Holdings Trust)
(Cost $1,038,646,930) - 100.00%		$1,148,585,287
Other assets and liabilities, net - 0.00%		(34,411)

TOTAL NET ASSETS - 100.00%		$1,148,550,876

American Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Fund - Class 1	20,588,591	$228,739,248
American Global Growth Fund - Class 1	17,602,890	355,226,324
American Global Small Capitalization
Fund - Class 1	6,646,373	131,797,572
American High-Income Bond Fund - Class 1	5,679,189	65,310,677
American New World Fund - Class 1	3,843,883	85,449,516

		866,523,337

TOTAL INVESTMENT COMPANIES (Cost $811,733,302)		$866,523,337

Total Investments (American Global Diversification Trust)
(Cost $811,733,302) - 100.00%		$866,523,337
Other assets and liabilities, net - 0.00%		(33,032)

TOTAL NET ASSETS - 100.00%		$866,490,305

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Global Growth Fund - Class 1	9,562,030	$192,961,767

		192,961,767

TOTAL INVESTMENT COMPANIES (Cost $215,205,732)		$192,961,767

Total Investments (American Global Growth Trust)
(Cost $215,205,732) - 100.01%		$192,961,767
Other assets and liabilities, net - (0.01%)		(21,716)

TOTAL NET ASSETS - 100.00%		$192,940,051

35

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American Global Small Capitalization
Fund - Class 1	5,233,786	$103,785,977

		103,785,977

TOTAL INVESTMENT COMPANIES (Cost $80,231,609)		$103,785,977

Total Investments (American Global Small Capitalization
Trust) (Cost $80,231,609) - 100.02%		$103,785,977
Other assets and liabilities, net - (0.02%)		(17,746)

TOTAL NET ASSETS - 100.00%		$103,768,231

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Growth Fund - Class 1	25,726,092	$1,264,694,683

		1,264,694,683

TOTAL INVESTMENT COMPANIES (Cost $1,400,059,504)		$1,264,694,683

Total Investments (American Growth Trust)
(Cost $1,400,059,504) - 100.00%		$1,264,694,683
Other assets and liabilities, net - 0.00%		(59,547)

TOTAL NET ASSETS - 100.00%		$1,264,635,136

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American Growth-Income Fund - Class 1	37,636,771	$1,198,731,157

		1,198,731,157

TOTAL INVESTMENT COMPANIES (Cost $1,272,445,016)		$1,198,731,157

Total Investments (American Growth-Income Trust)
(Cost $1,272,445,016) - 100.01%		$1,198,731,157
Other assets and liabilities, net - (0.01%)		(65,403)

TOTAL NET ASSETS - 100.00%		$1,198,665,754

American High Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American High-Income Bond Fund - Class 1	8,371,291	$96,269,847

		96,269,847

TOTAL INVESTMENT COMPANIES (Cost $86,102,346)		$96,269,847

Total Investments (American High Income Bond Trust)
(Cost $86,102,346) - 100.02%		$96,269,847
Other assets and liabilities, net - (0.02%)		(16,860)

TOTAL NET ASSETS - 100.00%		$96,252,987

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
American Funds Insurance Series - 100.01%
American International Fund - Class 1	48,569,961	$848,031,515

		848,031,515

TOTAL INVESTMENT COMPANIES (Cost $918,522,234)		$848,031,515

Total Investments (American International Trust)
(Cost $918,522,234) - 100.01%		$848,031,515
Other assets and liabilities, net - (0.01%)		(44,363)

TOTAL NET ASSETS - 100.00%		$847,987,152

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
American Funds Insurance Series - 100.02%
American New World Fund - Class 1	4,260,197	$94,704,182

		94,704,182

TOTAL INVESTMENT COMPANIES (Cost $82,881,163)		$94,704,182

Total Investments (American New World Trust)
(Cost $82,881,163) - 100.02%		$94,704,182
Other assets and liabilities, net - (0.02%)		(16,896)

TOTAL NET ASSETS - 100.00%		$94,687,286

Balanced Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 65.77%
Consumer Discretionary - 11.95%
Auto Components - 0.33%
Aisin Seiki Company, Ltd.	1,200	$37,436
Autoliv, Inc.	628	41,305
BorgWarner, Inc. (I)	490	25,784
Dorman Products, Inc. (I)	200	6,164
Drew Industries, Inc. (I)	500	10,430
Fuel Systems Solutions, Inc. (I)	100	3,911

36

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
GKN PLC	23,362	$62,306
Johnson Controls, Inc.	1,800	54,900
Koito Manufacturing Company, Ltd.	1,000	15,336
TRW Automotive Holdings Corp. (I)	100	4,156

		261,728
Automobiles - 0.56%
Bayerische Motoren Werke (BMW) AG	899	63,156
Harley-Davidson, Inc.	3,200	91,008
Honda Motor Company, Ltd.	2,400	85,373
Nissan Motor Company, Ltd.	5,300	46,421
Toyota Motor Corp.	4,100	146,954
Winnebago Industries, Inc. (I)(L)	400	4,168

		437,080
Distributors - 0.11%
Genuine Parts Company	1,930	86,059
Diversified Consumer Services - 0.27%
American Public Education, Inc. (I)	200	6,572
Apollo Group, Inc., Class A (I)	300	15,405
Benesse Holdings, Inc.	1,100	52,996
Capella Education Company (I)	210	16,300
Career Education Corp. (I)	1,060	22,758
Corinthian Colleges, Inc. (I)(L)	1,000	7,020
DeVry, Inc.	150	7,382
H&R Block, Inc. (L)	3,420	44,289
K12, Inc. (I)	300	8,709
Matthews International Corp., Class A	220	7,779
National American University Holdings, Inc.	500	3,360
Weight Watchers International, Inc.	700	21,833

		214,403
Hotels, Restaurants & Leisure - 2.12%
Carnival Corp.	4,200	160,482
Chipotle Mexican Grill, Inc. (I)	290	49,880
Choice Hotels International, Inc.	650	23,699
Compass Group PLC	6,088	50,766
Gaylord Entertainment Company (I)	400	12,200
International Game Technology	1,300	18,785
Las Vegas Sands Corp. (I)	2,300	80,155
Marriott International, Inc., Class A	11,878	425,589
McDonald’s Corp.	2,600	193,726
MGM Resorts International (I)(L)	4,800	54,144
Mitchells & Butlers PLC (I)	9,302	42,499
Orient Express Hotels, Ltd., Class A (I)	1,600	17,840
P.F. Chang’s China Bistro, Inc.	220	10,164
Panera Bread Company (I)	410	36,330
Starbucks Corp.	9,850	251,963
Starwood Hotels & Resorts Worldwide, Inc.	2,730	143,462
Tim Hortons, Inc.	200	7,282
Vail Resorts, Inc. (I)	100	3,752
WMS Industries, Inc. (I)	300	11,421
Wynn Macau, Ltd. (I)	9,200	15,901
Wynn Resorts, Ltd.	635	55,099

		1,665,139
Household Durables - 0.82%
Cavco Industries, Inc. (I)	100	3,591
D.R. Horton, Inc.	2,900	32,248
Ethan Allen Interiors, Inc.	100	1,746
Fortune Brands, Inc.	5,610	276,180
Harman International Industries, Inc. (I)	300	10,023
Hooker Furniture Corp.	500	5,815
iRobot Corp. (I)	200	3,714
M/I Homes, Inc. (I)(L)	600	6,222
Persimmon PLC	10,436	65,615

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Pulte Group, Inc. (I)(L)	1,100	$9,636
Ryland Group, Inc.	300	5,376
Stanley Black & Decker, Inc.	700	42,896
Tempur-Pedic International, Inc. (I)	200	6,200
Toll Brothers, Inc. (I)	200	3,804
Whirlpool Corp.	2,080	168,397

		641,463
Internet & Catalog Retail - 1.47%
Amazon.com, Inc. (I)	5,200	816,712
Blue Nile, Inc. (I)(L)	230	10,233
drugstore.com, Inc. (I)	700	1,344
Expedia, Inc.	1,100	31,031
HSN, Inc. (I)	100	2,990
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	9,700	132,987
N. Brown Group PLC	6,567	23,960
priceline.com, Inc. (I)	380	132,369

		1,151,626
Leisure Equipment & Products - 0.44%
Brunswick Corp.	900	13,698
Mattel, Inc.	10,700	251,022
Nikon Corp.	3,300	61,413
Pool Corp. (L)	600	12,042
Sankyo Company, Ltd.	100	5,302

		343,477
Media - 2.73%
Aegis Group PLC	11,361	22,077
Ascent Media Corp., Class A (I)	300	8,013
British Sky Broadcasting Group PLC	5,102	56,548
Cablevision Systems Corp., Class A	5,550	145,355
Comcast Corp., Class A	4,500	81,360
Discovery Communications, Inc., Series A (I)	1,700	74,035
Discovery Communications, Inc., Series C (I)	3,100	118,389
DISH Network Corp.	600	11,496
Global Traffic Network, Inc. (I)	700	3,521
Informa PLC	3,538	23,298
Jupiter Telecommunications Company, Ltd.	55	59,298
Knology, Inc. (I)	700	9,401
Lamar Advertising Company, Class A (I)(L)	1,200	38,184
Liberty Media - Starz, Series A
(Tracking Stock) (I)	280	18,166
Liberty Media Corp. - Capital, Series A (I)	400	20,824
Live Nation Entertainment, Inc. (I)	700	6,916
Madison Square Garden, Inc., Class A (I)	1,387	29,238
Meredith Corp.	700	23,317
Morningstar, Inc. (I)	400	17,824
Omnicom Group, Inc.	2,000	78,960
Sanoma OYJ	1,405	29,722
Scholastic Corp.	800	22,256
Scripps Networks Interactive, Inc., Class A	400	19,032
Television Broadcasting Company, Ltd.	4,000	22,719
The McGraw-Hill Companies, Inc.	6,200	204,972
The New York Times Company, Class A (I)	7,200	55,728
The Walt Disney Company	12,900	427,119
The Washington Post Company, Class B	20	7,988
Time Warner, Inc.	13,250	406,113
WPP PLC	8,895	98,504

		2,140,373
Multiline Retail - 0.62%
Dollar General Corp. (I)	1,200	35,100
Dollar Tree, Inc. (I)	450	21,942
Fred’s, Inc., Class A	300	3,540

37

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Kohl’s Corp. (I)	4,000	$210,720
Macy’s, Inc.	3,600	83,124
Parkson Retail Group, Ltd.	26,000	45,048
PPR	523	84,641

		484,115
Specialty Retail - 1.83%
Aaron, Inc., Class B (L)	900	16,605
AnnTaylor Stores Corp. (I)	700	14,168
Bed Bath & Beyond, Inc. (I)	7,950	345,110
CarMax, Inc. (I)	2,100	58,506
Esprit Holdings, Ltd.	7,069	38,058
Gymboree Corp. (I)	210	8,723
Hibbett Sports, Inc. (I)(L)	700	17,465
Home Depot, Inc.	9,750	308,880
Inditex SA	699	55,486
J. Crew Group, Inc. (I)	300	10,086
Kingfisher PLC	18,589	68,371
Lowe’s Companies, Inc.	7,000	156,030
Lumber Liquidators Holdings, Inc. (I)	300	7,371
New York & Company, Inc. (I)	200	514
O’Reilly Automotive, Inc. (I)(L)	3,550	188,860
Pier 1 Imports, Inc. (I)	300	2,457
The Gap, Inc.	1,610	30,010
The Men’s Wearhouse, Inc.	300	7,137
Tiffany & Company	2,120	99,619
Zumiez, Inc. (I)	200	4,232

		1,437,688
Textiles, Apparel & Luxury Goods - 0.65%
Coach, Inc.	3,110	133,606
Compagnie Financiere Richemont SA	2,465	118,641
NIKE, Inc., Class B	2,000	160,280
Polo Ralph Lauren Corp.	730	65,598
Under Armour, Inc., Class A (I)	400	18,016
Weyco Group, Inc.	400	9,688

		505,829

		9,368,980
Consumer Staples - 2.64%
Beverages - 0.36%
Brown Forman Corp., Class B	50	3,082
Coca-Cola Bottling Company Consolidated	50	2,647
Kirin Holdings Company, Ltd.	4,000	56,782
PepsiCo, Inc.	1,900	126,236
Pernod-Ricard SA	1,087	90,939
The Coca-Cola Company	50	2,926

		282,612
Food & Staples Retailing - 0.44%
FamilyMart Company, Ltd.	1,400	50,246
Shoppers Drug Mart Corp.	500	19,433
Sysco Corp.	600	17,112
Tesco PLC	27,416	182,699
The Kroger Company	1,300	28,158
The Pantry, Inc. (I)	700	16,877
Whole Foods Market, Inc. (I)	700	25,977

		340,502
Food Products - 1.26%
Archer-Daniels-Midland Company	1,800	57,456
Campbell Soup Company	820	29,315
Dairy Crest Group PLC	5,382	31,377
General Mills, Inc.	100	3,654
House Food Corp.	1,300	19,778
Kraft Foods, Inc., Class A	3,370	103,998

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food Products (continued)
McCormick & Company, Inc.	2,600	$109,304
Nestle SA	4,901	261,205
The Hershey Company	6,280	298,865
Tootsie Roll Industries, Inc. (L)	200	4,976
Unilever PLC	2,447	70,900

		990,828
Household Products - 0.40%
Kimberly-Clark Corp.	2,960	192,548
Oil-Dri Corp of America	500	10,755
The Procter & Gamble Company	1,810	108,546

		311,849
Personal Products - 0.18%
Alberto-Culver Company	1,000	37,650
Kobayashi Pharmaceutical Company, Ltd.	500	22,203
L’Oreal SA	591	66,591
The Estee Lauder Companies, Inc., Class A	220	13,911

		140,355

		2,066,146
Energy - 6.15%
Energy Equipment & Services - 1.69%
Atwood Oceanics, Inc. (I)	300	9,135
Baker Hughes, Inc.	1,500	63,900
Cameron International Corp. (I)	3,070	131,887
CARBO Ceramics, Inc.	180	14,580
China Oilfield Services, Ltd.	24,000	37,555
Exterran Holdings, Inc. (I)	300	6,813
FMC Technologies, Inc. (I)	2,655	181,310
Fugro NV	381	25,071
Gulf Islands Fabrication, Inc.	200	3,640
Halliburton Company	100	3,307
Hercules Offshore, Inc. (I)	1,900	5,035
McDermott International, Inc. (I)	4,000	59,120
Modec, Inc.	1,000	15,647
Oil States International, Inc. (I)	230	10,707
Saipem SpA	1,138	45,687
Schlumberger, Ltd.	9,915	610,863
Subsea 7, Inc. (I)	3,084	60,486
TetraTechnologies, Inc. (I)	1,300	13,260
Trican Well Service, Ltd.	600	9,569
Union Drilling, Inc. (I)	400	1,792
WorleyParsons, Ltd.	678	14,582

		1,323,946
Oil, Gas & Consumable Fuels - 4.46%
Anadarko Petroleum Corp.	3,180	181,419
Arch Coal, Inc.	800	21,368
Atlas Energy, Inc. (I)	600	17,184
Beach Energy, Ltd.	61,780	40,607
BG Group PLC	2,344	41,216
BP PLC, SADR (L)	7,100	292,307
Chevron Corp.	5,890	477,385
Cimarex Energy Company	140	9,265
Cloud Peak Energy, Inc. (I)	400	7,300
Concho Resources, Inc. (I)	90	5,955
ConocoPhillips	1,980	113,711
CONSOL Energy, Inc.	420	15,523
Continental Resources, Inc. (I)	100	4,636
El Paso Corp.	1,500	18,570
Enbridge, Inc.	25,000	27,953
EOG Resources, Inc.	2,700	251,019
Exxon Mobil Corp.	6,200	383,098
Forest Oil Corp. (I)	200	5,940

38

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Geomet, Inc. (I)	300	$259
Hess Corp.	200	11,824
Marathon Oil Corp.	300	9,930
Murphy Oil Corp.	4,690	290,405
Nexen, Inc.	1,400	28,140
NGAS Resources, Inc (I)	2,300	1,996
Northern Oil and Gas, Inc. (I)	800	13,552
Oasis Petroleum, Inc. (I)	600	11,622
Peabody Energy Corp.	2,650	129,877
Penn Virginia Corp.	700	11,228
Petroleo Brasileiro SA, SADR	1,100	36,102
Range Resources Corp.	1,020	38,893
Royal Dutch Shell PLC, ADR	5,600	337,680
Royal Dutch Shell PLC, ADR, Class B	4,100	241,039
SM Energy Company	300	11,238
Spectra Energy Corp.	3,700	83,435
Statoil ASA	5,026	104,929
Suncor Energy, Inc.	1,600	52,080
Sunoco, Inc. (L)	3,100	113,150
The Williams Companies, Inc.	500	9,555
Ultra Petroleum Corp. (I)	620	26,028
Whiting Petroleum Corp. (I)	200	19,102

		3,496,520

		4,820,466
Financials - 11.38%
Capital Markets - 2.24%
Ameriprise Financial, Inc.	2,280	107,912
Ares Capital Corp.	900	14,085
Capital Southwest Corp.	100	9,080
Close Brothers Group PLC	2,973	34,488
Credit Suisse Group AG	2,590	110,924
Deutsche Bank AG	1,165	63,671
E*TRADE Financial Corp. (I)	1,210	17,593
Eaton Vance Corp.	600	17,424
Federated Investors, Inc., Class B	200	4,552
Financial Engines, Inc. (I)	600	7,968
Franklin Resources, Inc.	3,600	384,840
GFI Group, Inc.	500	2,320
Greenhill & Company, Inc. (L)	360	28,555
Hercules Technology Growth Capital, Inc.	900	9,099
Invesco, Ltd.	5,700	121,011
Janus Capital Group, Inc.	2,800	30,660
JMP Group, Inc.	600	3,660
Legg Mason, Inc.	5,300	160,643
Macquarie Group, Ltd.	1,564	54,951
Morgan Stanley	500	12,340
Northern Trust Corp.	2,280	109,987
PennantPark Investment Corp.	300	3,183
Raymond James Financial, Inc.	200	5,066
Safeguard Scientifics, Inc. (I)	300	3,759
Sanders Morris Harris Group, Inc.	1,000	5,660
State Street Corp.	1,660	62,516
Stifel Financial Corp. (I)	100	4,629
TD Ameritrade Holding Corp.	1,400	22,610
The Bank of New York Mellon Corp.	6,400	167,232
The Charles Schwab Corp.	2,700	37,530
The Goldman Sachs Group, Inc.	900	130,122
Waddell & Reed Financial, Inc., Class A	300	8,208

		1,756,278
Commercial Banks - 3.33%
Allied Irish Banks PLC	2,784	1,939
Allied Irish Banks PLC - London Exchange	3,647	2,548
Australia & New Zealand Banking Group, Ltd.	5,190	118,793

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Banco Santander SA	4,981	$63,108
Bank of Yokohama, Ltd.	7,000	32,763
Barclays PLC	5,650	106,503
BNP Paribas	1,963	140,278
Bridge Capital Holdings (I)	400	3,500
Burke & Herbert Bank & Trust	3	6,375
China Citic Bank Corp, Ltd.	82,000	52,741
CIT Group, Inc. (I)	550	22,451
Commerce Bancshares, Inc.	200	7,518
DBS Group Holdings, Ltd.	4,000	42,798
DnB NOR ASA	9,376	127,830
East West Bancorp, Inc.	1,100	17,908
Erste Group Bank AG	924	37,056
Farmers & Merchants Bank of Long Beach	2	7,910
Fifth Third Bancorp	1,100	13,233
First Horizon National Corp. (I)	1,249	14,255
Glacier Bancorp, Inc.	200	2,920
Intesa Sanpaolo SpA	19,305	62,879
KeyCorp	12,100	96,316
Marshall & Ilsley Corp.	8,900	62,656
Mitsubishi UFJ Financial Group	9,500	44,340
Nordea Bank AB	6,135	64,005
Pinnacle Financial Partners, Inc. (I)(L)	500	4,595
PNC Financial Services Group, Inc.	200	10,382
Popular, Inc. (I)	2,000	5,800
Regions Financial Corp.	9,050	65,794
Signature Bank/NY (I)	380	14,759
Societe Generale	1,142	66,116
Standard Chartered PLC	4,651	133,648
SunTrust Banks, Inc.	5,900	152,397
SVB Financial Group (I)	200	8,464
Swedbank AB, Class A (I)	5,948	82,591
TCF Financial Corp.	600	9,714
Texas Capital Bancshares, Inc. (I)	900	15,543
The Sumitomo Trust &
Banking Company, Ltd.	8,000	40,141
U.S. Bancorp	15,850	342,677
Valley National Bancorp	300	3,870
Washington Trust Bancorp, Inc.	700	13,384
Wells Fargo & Company	17,750	446,058
Westamerica Bancorp. (L)	270	14,712
Western Alliance Bancorp (I)	1,200	8,040
Wilmington Trust Corp.	1,650	14,817
Wintrust Financial Corp.	130	4,213

		2,610,338
Consumer Finance - 1.25%
American Express Company	16,930	711,568
Capital One Financial Corp.	3,150	124,583
Discover Financial Services	1,600	26,688
Green Dot Corp. Class A (I)	100	4,848
SLM Corp. (I)	9,550	110,303

		977,990
Diversified Financial Services - 2.04%
Bank of America Corp.	25,170	329,979
BM&F BOVESPA SA	5,700	47,668
CBOE Holdings, Inc.	200	4,008
CME Group, Inc.	30	7,814
Deutsche Boerse AG	413	27,581
ING Groep NV	2,929	30,250
Interactive Brokers Group, Inc., Class A (I)	300	5,163
IntercontinentalExchange, Inc. (I)	1,590	166,505
JPMorgan Chase & Company	19,670	748,837
MSCI, Inc. (I)	1,054	35,003

39

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
NYSE Euronext	6,770	$193,419

		1,596,227
Insurance - 1.80%
Alterra Capital Holdings, Ltd.	1,000	19,920
Aon Corp.	540	21,119
Arthur J. Gallagher & Company	200	5,274
Assured Guaranty, Ltd.	700	11,977
AXA SA	6,417	112,676
Axis Capital Holdings, Ltd.	200	6,588
Chubb Corp.	1,530	87,195
Fidelity National Financial, Inc., Class A	1,100	17,281
First American Financial Corp.	1,200	17,928
Lincoln National Corp.	5,030	120,318
Markel Corp. (I)	36	12,405
Marsh & McLennan Companies, Inc.	8,800	212,256
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	653	90,492
National Interstate Corp.	200	4,354
OneBeacon Insurance Group, Ltd.	300	4,287
Principal Financial Group, Inc.	300	7,776
ProAssurance Corp. (I)	350	20,157
Prudential Financial, Inc.	1,250	67,725
Prudential PLC	3,960	39,635
QBE Insurance Group, Ltd.	3,224	53,786
SeaBright Holdings, Inc.	800	6,448
Sony Financial Holdings, Inc.	24	78,152
Sun Life Financial, Inc.	5,850	152,334
Sun Life Financial, Inc. (Toronto Exchange)	1,500	39,246
Suncorp-Metway, Ltd.	3,492	30,378
Swiss Life Holding	559	63,589
The Allstate Corp.	600	18,930
The Progressive Corp.	900	18,783
The Travelers Companies, Inc.	1,000	52,100
W.R. Berkley Corp.	600	16,242

		1,409,351
Real Estate Investment Trusts - 0.49%
CBL & Associates Properties, Inc.	900	11,754
Cedar Shopping Centers, Inc.	1,100	6,688
Cousins Properties, Inc.	500	3,570
DiamondRock Hospitality Company (I)	400	3,796
EastGroup Properties, Inc.	100	3,738
Federal Realty Investment Trust	160	13,066
First Potomac Realty Trust	300	4,500
Hatteras Financial Corp.	600	17,082
Kilroy Realty Corp.	400	13,256
Kimco Realty Corp.	1,700	26,775
LaSalle Hotel Properties	200	4,678
Mirvac Group, Ltd.	47,144	60,606
Pebblebrook Hotel Trust (I)	500	9,005
Potlatch Corp.	400	13,600
Saul Centers, Inc.	200	8,390
SL Green Realty Corp.	70	4,433
Starwood Property Trust, Inc.	300	5,961
Strategic Hotels & Resorts, Inc. (I)	1,300	5,512
Unibail-Rodamco SE	342	76,045
Washington Real Estate Investment Trust	200	6,346
Weyerhaeuser Company (L)	5,699	89,816

		388,617
Real Estate Management & Development - 0.21%
Forest City Enterprises, Inc., Class A (I)	400	5,132
Goldcrest Company, Ltd.	670	12,634
Kerry Properties, Ltd.	7,500	40,457
Mitsui Fudosan Company, Ltd.	3,000	50,602

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Management & Development (continued)
Soho China, Ltd.	51,000	$36,288
The St. Joe Company (I)(L)	800	19,896

		165,009
Thrifts & Mortgage Finance - 0.02%
MGIC Investment Corp. (I)	1,600	14,768

		8,918,578
Health Care - 5.08%
Biotechnology - 0.76%
Alexion Pharmaceuticals, Inc. (I)	370	23,813
Amgen, Inc. (I)	1,870	103,056
BioMarin Pharmaceutical, Inc. (I)	800	17,880
Celgene Corp. (I)	4,200	241,962
Cephalon, Inc. (I)	280	17,483
CSL, Ltd.	1,816	58,012
Exelixis, Inc. (I)	900	3,528
Human Genome Sciences, Inc. (I)	800	23,832
Incyte Corp. (I)(L)	1,500	23,985
Lexicon Pharmaceuticals, Inc. (I)	4,500	7,200
Momenta Pharmaceuticals, Inc. (I)	1,000	15,050
Pharmasset, Inc. (I)	100	2,950
Regeneron Pharmaceuticals, Inc. (I)	600	16,440
Theravance, Inc. (I)(L)	300	6,030
Vertex Pharmaceuticals, Inc. (I)	990	34,224

		595,445
Health Care Equipment & Supplies - 0.78%
Analogic Corp.	200	8,976
AngioDynamics, Inc. (I)	600	9,144
Atrion Corp.	20	3,150
Beckman Coulter, Inc.	1,690	82,455
Becton, Dickinson & Company	50	3,705
C.R. Bard, Inc.	320	26,058
CareFusion Corp. (I)	1,400	34,776
Conceptus, Inc. (I)(L)	300	4,125
DENTSPLY International, Inc.	600	19,182
Dynavox, Inc., Class A (I)	300	2,436
Edwards Lifesciences Corp. (I)	400	26,820
Elekta AB, Series B	1,965	71,173
HeartWare International, Inc. (I)	120	8,251
IDEXX Laboratories, Inc. (I)(L)	420	25,922
Intuitive Surgical, Inc. (I)	160	45,398
Quidel Corp. (I)(L)	400	4,396
St. Jude Medical, Inc. (I)	1,710	67,271
Stryker Corp.	2,280	114,114
Terumo Corp.	700	37,239
West Pharmaceutical Services, Inc.	100	3,431
Zimmer Holdings, Inc. (I)	250	13,083

		611,105
Health Care Providers & Services - 1.01%
AMERIGROUP Corp. (I)	500	21,235
Capital Senior Living Corp. (I)	800	4,264
Cardinal Health, Inc.	720	23,789
Catalyst Health Solutions, Inc. (I)	230	8,098
Centene Corp. (I)	300	7,077
Community Health Systems, Inc. (I)	300	9,291
Express Scripts, Inc. (I)	7,000	340,900
Health Management Associates,
Inc., Class A (I)	700	5,362
Healthsouth Corp. (I)(L)	1,500	28,800
Healthways, Inc. (I)	200	2,328
Henry Schein, Inc. (I)(L)	1,305	76,447
Landauer, Inc.	230	14,405
McKesson Corp.	2,770	171,131

40

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Medco Health Solutions, Inc. (I)	160	$8,330
National Healthcare Corp.	100	3,707
Owens & Minor, Inc.	505	14,372
PSS World Medical, Inc. (I)	400	8,552
Psychiatric Solutions, Inc. (I)	100	3,355
Select Medical Holdings Corp. (I)	1,000	7,700
Triple-S Management Corp., Class B (I)	800	13,480
Universal American Financial Corp.	800	11,800
VCA Antech, Inc. (I)	200	4,218
WellPoint, Inc. (I)	50	2,832

		791,473
Health Care Technology - 0.10%
Cerner Corp. (I)(L)	390	32,756
Computer Programs & Systems, Inc.	300	12,771
HealthStream, Inc. (I)	900	4,788
MedAssets, Inc. (I)	400	8,416
SXC Health Solutions Corp. (I)	580	21,153

		79,884
Life Sciences Tools & Services - 0.14%
Bruker Corp. (I)	300	4,209
Covance, Inc. (I)	440	20,588
Illumina, Inc. (I)	520	25,584
Life Technologies Corp. (I)	200	9,338
QIAGEN NV (I)	1,100	19,514
Thermo Fisher Scientific, Inc. (I)	200	9,576
Waters Corp. (I)	300	21,234

		110,043
Pharmaceuticals - 2.29%
Alexza Pharmaceuticals, Inc. (I)	1,400	4,438
Allergan, Inc.	2,800	186,284
Astellas Pharma, Inc.	900	32,558
AVANIR Pharmaceuticals, Class A (I)(L)	2,100	6,699
Bristol-Myers Squibb Company	5,990	162,389
Cardiome Pharma, Corp. (I)	700	4,270
Chugai Pharmaceutical Company, Ltd.	1,000	18,407
Elan Corp. PLC (I)	1,600	9,200
Eli Lilly & Company	4,420	161,463
Forest Laboratories, Inc. (I)	240	7,423
GlaxoSmithKline PLC	5,620	222,102
Johnson & Johnson	3,230	200,131
Merck & Company, Inc.	5,600	206,136
Pfizer, Inc.	9,711	166,738
Roche Holdings AG	879	120,019
Rohto Pharmaceutical Company, Ltd.	2,000	24,935
Sanofi-Aventis SA	2,812	187,649
Shire PLC, ADR	700	47,096
The Medicines Company (I)	1,000	14,200
Valeant Pharmaceuticals International, Inc.	623	15,606

		1,797,743

		3,985,693
Industrials - 9.19%
Aerospace & Defense - 1.58%
Alliant Techsystems, Inc. (I)	130	9,802
Finmeccanica SpA	4,403	52,340
Goodrich Corp.	160	11,797
HEICO Corp., Class A	100	3,407
Hexcel Corp. (I)	600	10,674
Honeywell International, Inc.	5,200	228,488
ITT Corp. (L)	2,900	135,807
Lockheed Martin Corp.	1,430	101,930
Precision Castparts Corp.	2,000	254,700

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Qinetiq PLC	14,180	$24,054
Raytheon Company	350	15,999
Rockwell Collins, Inc.	310	18,058
Rolls-Royce Group PLC	5,117	48,574
Taser International, Inc. (I)	1,400	5,432
The Boeing Company	2,520	167,681
United Technologies Corp.	2,100	149,583

		1,238,326
Air Freight & Logistics - 0.67%
Expeditors International of Washington, Inc.	3,600	166,428
FedEx Corp.	1,300	111,150
HUB Group, Inc., Class A (I)	700	20,482
United Parcel Service, Inc., Class B	3,080	205,405
UTi Worldwide, Inc.	1,100	17,688

		521,153
Airlines - 0.10%
Allegiant Travel Company (L)	340	14,389
Delta Air Lines, Inc. (I)	900	10,476
Skywest, Inc.	1,000	13,960
Southwest Airlines Company	3,000	39,210

		78,035
Building Products - 0.20%
A.O. Smith Corp.	130	7,526
Ameron International Corp.	50	3,398
Builders FirstSource, Inc. (I)	900	2,052
Insteel Industries, Inc.	200	1,796
Masco Corp.	8,200	90,282
Quanex Building Products Corp.	200	3,454
Universal Forest Products, Inc.	400	11,700
USG Corp. (I)(L)	2,950	38,911

		159,119
Commercial Services & Supplies - 0.31%
American Reprographics Company (I)	100	785
Avery Dennison Corp.	3,300	122,496
Cintas Corp.	700	19,285
Clean Harbors, Inc. (I)	160	10,840
EnerNOC, Inc. (I)(L)	390	12,250
G & K Services, Inc., Class A	100	2,286
Innerworkings, Inc. (I)	800	5,256
McGrath Rentcorp	700	16,765
Mine Safety Appliances Company	300	8,130
Mobile Mini, Inc. (I)	400	6,136
Multiplus Sa	600	9,727
The Geo Group, Inc. (I)	200	4,670
Waste Connections, Inc.	680	26,969

		245,595
Construction & Engineering - 0.28%
Bouygues SA	1,703	73,157
Carillion PLC	7,328	36,118
China Railway Construction Corp.	40,000	53,718
Foster Wheeler AG (I)	500	12,230
Insituform Technologies, Inc., Class A (I)	200	4,836
Pike Electric Corp. (I)	900	6,552
Quanta Services, Inc. (I)	1,200	22,896
Sterling Construction Company, Inc. (I)	500	6,190

		215,697
Electrical Equipment - 1.09%
A123 Systems, Inc. (I)(L)	500	4,485
ABB, Ltd.	1,602	33,803
Acuity Brands, Inc.	300	13,272
AMETEK, Inc.	660	31,528

41

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Babcock & Wilcox Company (I)	700	$14,896
Belden, Inc.	200	5,276
Cooper Industries PLC	2,530	123,793
Emerson Electric Company	5,400	284,364
Franklin Electric Company, Inc.	300	9,948
Legrand SA, ADR	1,190	40,269
Mitsubishi Electric Corp.	11,000	94,877
Prysmian SpA	1,954	35,767
Rockwell Automation, Inc.	1,750	108,028
Roper Industries, Inc.	820	53,448
Woodward Governor Company	100	3,242

		856,996
Industrial Conglomerates - 1.80%
3M Company	6,900	598,299
DCC PLC	2,633	75,404
General Electric Company	28,700	466,375
Hutchison Whampoa, Ltd.	6,000	55,858
Koninklijke Philips Electronics NV	2,938	92,612
SembCorp Industries, Ltd.	26,000	86,141
Textron, Inc. (L)	1,700	34,952

		1,409,641
Machinery - 1.79%
3D Systems Corp. (I)(L)	600	9,426
Actuant Corp., Class A	1,000	22,960
Astec Industries, Inc. (I)	300	8,559
Cargotec Corp. OYJ	737	31,908
Cascade Corp.	300	9,540
Charter International PLC	3,280	35,793
CIRCOR International, Inc.	300	9,480
Colfax Corp. (I)	500	7,435
Danaher Corp.	14,200	576,662
Deere & Company	2,400	167,472
Eaton Corp.	1,000	82,490
Energy Recovery, Inc. (I)	700	2,513
Gardner Denver, Inc.	320	17,178
Harsco Corp.	700	17,206
IDEX Corp.	500	17,755
Illinois Tool Works, Inc.	5,060	237,921
Lydall, Inc. (I)	600	4,416
Makita Corp.	900	28,600
Middleby Corp. (I)	290	18,383
Nordson Corp.	100	7,369
Pall Corp.	550	22,902
RBC Bearings, Inc. (I)	400	13,592
Robbins & Myers, Inc.	500	13,390
Toshiba Machine Company, Ltd.	3,000	10,376
WABCO Holdings, Inc. (I)	800	33,552

		1,406,878
Marine - 0.03%
International Shipholding Corp.	100	2,824
Kirby Corp. (I)	200	8,012
Nippon Yusen Kabushiki Kaisha	4,000	16,425

		27,261
Professional Services - 0.23%
CoStar Group, Inc. (I)	100	4,871
Equifax, Inc.	350	10,920
FTI Consulting, Inc. (I)(L)	300	10,407
IHS, Inc., Class A (I)	570	38,760
Kforce, Inc. (I)	500	6,860
Korn/Ferry International (I)(L)	1,100	18,194
Manpower, Inc.	540	28,188
Navigant Consulting Company (I)	1,000	11,630

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
Robert Half International, Inc. (L)	600	$15,600
The Advisory Board Company (I)	200	8,830
Verisk Analytics, Inc., Class A (I)	800	22,408

		176,668
Road & Rail - 0.40%
Central Japan Railway Company, Ltd.	8	58,842
Genesee & Wyoming, Inc., Class A (I)	500	21,695
Hertz Global Holdings, Inc. (I)	3,100	32,829
Landstar System, Inc.	620	23,944
RailAmerica, Inc. (I)	300	2,889
Union Pacific Corp.	1,900	155,420
Universal Truckload Services, Inc. (I)	600	9,396
Vitran Corp., Inc. (I)	500	5,475

		310,490
Trading Companies & Distributors - 0.71%
Aceto Corp.	700	4,753
Beacon Roofing Supply, Inc. (I)	1,000	14,570
Fastenal Company (L)	3,830	203,718
Interline Brands, Inc. (I)	400	7,216
Mitsubishi Corp.	4,000	94,927
Mitsui & Company, Ltd.	7,200	107,128
MSC Industrial Direct Company, Inc., Class A	570	30,803
WW Grainger, Inc.	800	95,288

		558,403

		7,204,262
Information Technology - 10.95%
Communications Equipment - 1.19%
Acme Packet, Inc. (I)	400	15,176
ADTRAN, Inc.	200	7,060
Alcatel-Lucent	11,130	37,603
Aruba Networks, Inc. (I)	300	6,402
Blue Coat Systems, Inc. (I)	400	9,624
Cisco Systems, Inc. (I)	8,800	192,720
Harris Corp.	100	4,429
Ixia (I)	1,300	16,120
JDS Uniphase Corp. (I)	1,900	23,541
Juniper Networks, Inc. (I)	9,100	276,185
Motorola, Inc. (I)	2,400	20,472
QUALCOMM, Inc.	6,900	311,328
Riverbed Technology, Inc. (I)	300	13,674

		934,334
Computers & Peripherals - 1.98%
Apple, Inc. (I)	4,650	1,319,438
Dell, Inc. (I)	6,450	83,592
EMC Corp. (I)	5,600	113,736
Hewlett-Packard Company	300	12,621
Intevac, Inc. (I)	600	6,006
Synaptics, Inc. (I)	500	14,070
Xyratex, Ltd. (I)	400	5,936

		1,555,399
Electronic Equipment, Instruments & Components - 0.62%
AVX Corp.	1,400	19,348
Cognex Corp.	300	8,046
Corning, Inc.	4,100	74,948
Dolby Laboratories, Inc., Class A (I)	300	17,043
DTS, Inc. (I)	200	7,634
FLIR Systems, Inc. (I)	900	23,130
GTSI Corp. (I)	1,000	7,050
Hamamatsu Photonics KK	1,600	52,296
Hosiden Corp.	2,100	19,048
LG Display Company, Ltd.	1,270	43,970

42

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Littelfuse, Inc. (I)	200	$8,740
Molex, Inc., Class A	1,400	24,472
National Instruments Corp.	200	6,532
Nippon Electric Glass Company, Ltd.	6,000	82,041
Orbotech, Ltd. (I)	800	7,984
Trimble Navigation, Ltd. (I)	800	28,032
Tyco Electronics, Ltd.	900	26,298
Venture Corp., Ltd.	4,000	29,896

		486,508
Internet Software & Services - 3.10%
Accenture PLC, Class A	3,100	131,719
Akamai Technologies, Inc. (I)	2,600	130,468
Baidu, Inc., SADR (I)	2,600	266,812
Constant Contact, Inc. (I)	200	4,286
CoreLogic, Inc.	400	7,664
eBay, Inc. (I)	7,510	183,244
Equinix, Inc. (I)	110	11,259
Fiserv, Inc. (I)	2,270	122,171
Gartner, Inc. (I)	300	8,832
Genpact, Ltd. (I)	500	8,865
Global Payments, Inc.	1,100	47,179
Google, Inc., Class A (I)	1,755	922,761
International Business Machines Corp.	1,000	134,140
Kakaku.com, Inc.	7	40,589
MercadoLibre, Inc. (I)	180	12,992
OpenTable, Inc. (I)	300	20,424
Rackspace Hosting, Inc. (I)(L)	600	15,588
RealNetworks, Inc. (I)	2,000	6,520
Sapient Corp.	1,100	13,167
SPS Commerce, Inc. (I)	400	5,128
StarTek, Inc. (I)	900	3,762
Telecity Group PLC (I)	725	5,649
Tencent Holdings, Ltd.	10,000	217,459
The Western Union Company	5,900	104,253
TNS, Inc. (I)	300	5,085

		2,430,016
IT Services - 1.02%
Automatic Data Processing, Inc.	980	41,189
Cielo SA	3,600	31,340
Computer Sciences Corp.	2,970	136,620
Logica PLC	12,664	25,257
MasterCard, Inc., Class A	1,100	246,400
NS Solutions Corp.	800	14,701
Paychex, Inc.	500	13,745
SAIC, Inc. (I)	300	4,794
Visa, Inc., Class A (L)	3,800	282,188

		796,234
Office Electronics - 0.16%
Canon, Inc.	1,600	74,818
Konica Minolta Holdings, Inc.	5,000	48,764

		123,582
Semiconductors & Semiconductor Equipment - 1.80%
Altera Corp.	4,280	129,085
Analog Devices, Inc.	5,360	168,197
Applied Materials, Inc.	11,150	130,232
ASML Holding NV	1,473	44,167
ASML Holding NV -New York
Registered Shares	300	8,919
Broadcom Corp., Class A	5,010	177,304
Cavium Networks, Inc. (I)(L)	300	8,628
Cree, Inc. (I)	140	7,601

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc. (I)	1,900	$8,873
FEI Company (I)	300	5,871
First Solar, Inc. (I)(L)	130	19,156
GT Solar International, Inc. (I)	1,600	13,392
Intel Corp.	350	6,731
Intersil Corp., Class A	1,100	12,859
Marvell Technology Group, Ltd. (I)	9,900	173,349
MEMC Electronic Materials, Inc. (I)	600	7,152
Microchip Technology, Inc.	600	18,870
Microsemi Corp. (I)	600	10,290
National Semiconductor Corp.	1,100	14,047
Novellus Systems, Inc. (I)	800	21,264
NVIDIA Corp. (I)	900	10,512
PMC-Sierra, Inc. (I)	1,200	8,832
Samsung Electronics Company, Ltd.	72	49,065
Silicon Laboratories, Inc. (I)	420	15,393
Sumco Corp.	3,300	51,605
Taiwan Semiconductor Manufacturing
Company, Ltd. SADR	5,600	56,784
Texas Instruments, Inc.	1,500	40,710
Varian Semiconductor Equipment
Associates, Inc. (I)	400	11,512
Veeco Instruments, Inc. (I)	100	3,487
Xilinx, Inc.	6,600	175,626
Zarlink Semiconductor, Inc. (I)	1,800	3,462

		1,412,975
Software - 1.08%
Ariba, Inc. (I)	500	9,450
Autodesk, Inc. (I)	1,200	38,364
Autonomy Corp. PLC (I)	1,261	35,943
Blackboard, Inc. (I)(L)	300	10,812
Bottomline Technologies, Inc. (I)	300	4,608
CA, Inc.	300	6,336
Cadence Design Systems, Inc. (I)	1,700	12,971
Callidus Software, Inc. (I)	1,500	6,405
Concur Technologies, Inc. (I)	200	9,888
Electronic Arts, Inc. (I)	4,830	79,357
EPIQ Systems, Inc.	800	9,808
FactSet Research Systems, Inc.	610	49,489
Fortinet, Inc. (I)	600	15,000
Gameloft Sa (I)	1,825	8,918
Informatica Corp. (I)	200	7,682
Intuit, Inc. (I)	1,100	48,191
McAfee, Inc. (I)	500	23,630
MICROS Systems, Inc. (I)	500	21,165
Microsoft Corp.	10,010	245,145
Nintendo Company, Ltd.	100	24,991
Nuance Communications, Inc. (I)	950	14,858
Phoenix Technology, Ltd. (I)	800	3,120
Progress Software Corp. (I)	500	16,550
Red Hat, Inc. (I)	600	24,600
Rovi Corp. (I)	900	45,369
Salesforce.com, Inc. (I)	100	11,180
Solera Holdings, Inc.	700	30,912
Sourcefire, Inc. (I)	300	8,652
Taleo Corp. (I)	400	11,596
Ultimate Software Group, Inc. (I)	100	3,864
Websense, Inc. (I)	300	5,322

		844,176

		8,583,224
Materials - 3.42%
Chemicals - 1.88%
Air Water, Inc.	2,000	23,808

43

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Arch Chemicals, Inc.	200	$7,018
Asahi Kasei Corp.	10,000	55,231
BASF SE	1,182	74,678
E.I. Du Pont de Nemours & Company	4,240	189,189
Ecolab, Inc.	50	2,537
Hawkins, Inc.	400	14,168
Hitachi Chemical, Ltd.	1,500	28,060
International Flavors & Fragrances, Inc.	3,250	157,690
Intrepid Potash, Inc. (I)(L)	450	11,732
Koppers Holdings, Inc.	200	5,374
Monsanto Company	3,840	184,051
Nalco Holding Company	900	22,689
Penford Corp. (I)	300	1,383
Praxair, Inc.	3,900	352,014
Rockwood Holdings, Inc. (I)	300	9,441
Senomyx, Inc. (I)	1,100	4,378
Showa Denko KK	18,000	34,592
Sigma-Aldrich Corp.	140	8,453
The Mosaic Company	700	41,132
The Sherwin-Williams Company	700	52,598
Tosoh Corp.	5,000	13,509
Umicore	2,366	102,346
Wacker Chemie AG	425	78,552

		1,474,623
Construction Materials - 0.20%
Cemex SA de CV (I)	37,784	32,292
Vulcan Materials Company	3,300	121,836

		154,128
Containers & Packaging - 0.02%
Temple-Inland, Inc.	1,000	18,660
Metals & Mining - 0.92%
Agnico Eagle Mines, Ltd.	520	36,936
Alcoa, Inc.	4,130	50,014
BHP Billiton PLC	312	9,962
BHP Billiton, Ltd.	3,736	142,442
Carpenter Technology Corp.	500	16,855
Franco-Nevada Corp.	900	28,315
Freeport-McMoRan Copper & Gold, Inc.	400	34,156
Kobe Steel Company, Ltd.	17,000	40,005
Nucor Corp.	4,340	165,788
Rio Tinto, Ltd.	1,854	137,578
Royal Gold, Inc.	230	11,463
SSAB AB, Series A	2,375	37,912
Stillwater Mining Company (I)(L)	450	7,578
Synalloy Corp.	500	4,275

		723,279
Paper & Forest Products - 0.40%
Clearwater Paper Corp. (I)	190	14,455
Deltic Timber Corp.	150	6,720
International Paper Company	8,800	191,400
MeadWestvaco Corp.	4,100	99,958

		312,533

		2,683,223
Telecommunication Services - 2.32%
Diversified Telecommunication Services - 1.27%
AT&T, Inc.	13,320	380,952
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	74,000	20,385
Qwest Communications International, Inc.	23,750	148,913
Telecom Italia SpA, RSP	56,700	64,018
Telefonica SA	6,644	164,823

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Telstra Corp., Ltd.	15,844	$40,124
Verizon Communications, Inc.	5,300	172,727

		991,942
Wireless Telecommunication Services - 1.05%
America Movil SAB de CV, Series L, ADR	1,770	94,394
American Tower Corp., Class A (I)	6,090	312,173
Crown Castle International Corp. (I)	290	12,804
KDDI Corp.	11	52,718
NII Holdings, Inc. (I)	600	24,660
SBA Communications Corp., Class A (I)	340	13,702
Sprint Nextel Corp. (I)	8,900	41,207
Telephone & Data Systems, Inc.	100	3,280
Telephone & Data Systems, Inc. -
Special Shares	600	17,010
Vodafone Group PLC	28,759	71,192
Vodafone Group PLC, SADR	7,350	182,354

		825,494

		1,817,436
Utilities - 2.69%
Electric Utilities - 1.70%
Allegheny Energy, Inc.	1,250	30,650
American Electric Power Company, Inc.	200	7,246
Cleco Corp.	200	5,924
Duke Energy Corp.	9,900	175,329
E.ON AG	3,541	104,224
EDP - Energias do Brasil SA	1,100	23,794
El Paso Electric Company (I)	1,000	23,780
Entergy Corp.	2,850	218,111
Exelon Corp.	4,500	191,610
FirstEnergy Corp.	2,380	91,725
Pinnacle West Capital Corp.	2,430	100,286
PPL Corp.	4,010	109,192
Progress Energy, Inc.	3,310	147,030
Scottish & Southern Energy PLC	5,096	89,539
Unisource Energy Corp.	400	13,372

		1,331,812
Gas Utilities - 0.01%
Southwest Gas Corp.	200	6,718
Independent Power Producers & Energy Traders - 0.34%
Calpine Corp. (I)	2,900	36,105
Constellation Energy Group, Inc.	2,870	92,529
EDF Energies Nouvelles, SA	460	17,633
Iberdrola Renovables SA	12,181	40,537
Mirant Corp. (I)	1,600	15,936
NRG Energy, Inc. (I)	2,780	57,880
RRI Energy, Inc. (I)	2,000	7,100

		267,720
Multi-Utilities - 0.64%
Black Hills Corp.	400	12,480
CenterPoint Energy, Inc.	3,170	49,832
GDF Suez	1,721	61,802
NiSource, Inc. (L)	1,200	20,880
NorthWestern Corp.	500	14,250
PG&E Corp.	3,500	158,970
TECO Energy, Inc. (L)	2,420	41,914
Vectren Corp.	200	5,174
Xcel Energy, Inc.	6,030	138,509

		503,811

		2,110,061

TOTAL COMMON STOCKS (Cost $48,079,206)		$51,558,069

44

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.21%
Consumer Discretionary - 0.11%
Automobiles - 0.11%
Volkswagen AG	687	$83,049
Health Care - 0.10%
Health Care Equipment & Supplies - 0.10%
Fresenius SE	997	80,511

TOTAL PREFERRED STOCKS (Cost $124,393)		$163,560

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 24.29%
U.S. Treasury Bonds - 1.38%
3.500%, 02/15/2039	$125,000	120,899
4.250%, 05/15/2039	80,000	87,950
4.500%, 02/15/2036 to 08/15/2039	458,000	525,299
5.375%, 02/15/2031	90,000	115,860
6.000%, 02/15/2026	135,000	182,333
6.500%, 11/15/2026	35,000	49,859

		1,082,200
U.S. Treasury Notes - 10.37%
1.375%, 04/15/2012 to 11/15/2012	1,860,000	1,893,304
1.500%, 12/31/2013	680,000	697,053
1.750%, 11/15/2011	985,000	1,000,737
1.875%, 04/30/2014	1,560,000	1,618,013
2.500%, 03/31/2015	880,000	933,283
2.625%, 12/31/2014	955,000	1,017,746
3.125%, 05/15/2019	765,000	813,112
3.500%, 02/15/2018	90,000	99,415
4.750%, 05/15/2014	50,000	57,066

		8,129,729
Federal Home Loan Bank - 0.36%
1.625%, 03/20/2013	275,000	281,275
Federal Home Loan Mortgage Corp. - 1.09%
1.625%, 04/15/2013	100,000	102,267
2.125%, 03/23/2012	150,000	153,684
4.500%, 12/01/2039 to 08/01/2040	372,941	389,351
4.750%, 11/17/2015	80,000	92,328
5.000%, 04/01/2040 to 05/01/2040	105,410	111,560

		849,190
Federal National Mortgage Association - 10.82%
1.250%, 06/22/2012	200,000	202,573
1.500%, 06/26/2013	100,000	101,954
1.750%, 02/22/2013 to 05/07/2013	215,000	220,595
3.000%, 09/16/2014	325,000	347,358
4.000%, 03/01/2025 to 09/01/2040	794,452	823,190
4.125%, 04/15/2014	100,000	110,566
4.500%, 05/01/2024 to 07/01/2040	1,691,973	1,774,473
5.000%, 01/01/2023 to 09/01/2040	2,038,028	2,153,884
5.375%, 07/15/2016	285,000	339,369
5.500%, 07/01/2022 to 01/01/2040	1,480,186	1,581,794
6.000%, 04/01/2035 to 11/01/2038	649,919	700,642
6.500%, 10/01/2036	115,828	126,696

		8,483,094
Government National Mortgage Association - 0.27%
4.500%, 05/20/2039 to 01/20/2040	159,938	168,778
5.000%, 05/15/2039 to 09/15/2039	42,454	45,379

		214,157

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $18,627,986)		$19,039,645

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 0.20%
Canada - 0.17%
Export Development Canada
3.500%, 05/16/2013	$10,000	$10,706
Province of British Columbia
2.850%, 06/15/2015	25,000	26,594
Province of Manitoba
2.125%, 04/22/2013	25,000	25,870
Province of Ontario
2.625%, 01/20/2012	20,000	20,505
Province of Quebec
3.500%, 07/29/2020	50,000	51,215

		134,890
Italy - 0.03%
Republic Of Italy
3.125%, 01/26/2015	25,000	25,480

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $155,512)	$ 160,370

CORPORATE BONDS - 6.00%
Consumer Discretionary - 0.56%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	15,000	20,479
Comcast Corp.
5.700%, 05/15/2018	65,000	74,391
DirecTV Holdings LLC
6.350%, 03/15/2040	25,000	27,041
Discovery Communications LLC
5.625%, 08/15/2019	25,000	28,164
Grupo Televisa SA
6.625%, 01/15/2040	25,000	28,436
Mcdonald’s Corp.
4.875%, 07/15/2040	25,000	25,613
NBC Universal, Inc.
3.650%, 04/30/2015 (S)	25,000	26,400
News America, Inc.
6.150%, 03/01/2037	10,000	10,768
Omnicom Group, Inc.
4.450%, 08/15/2020	20,000	20,562
6.250%, 07/15/2019	15,000	17,634
Target Corp.
5.875%, 03/01/2012	10,000	10,687
TCM Sub LLC
3.550%, 01/15/2015 (S)	25,000	26,089
Thomson Reuters Corp.
6.500%, 07/15/2018	25,000	30,353
Time Warner Cable, Inc.
8.250%, 04/01/2019	30,000	38,727
Time Warner, Inc.
6.100%, 07/15/2040	25,000	26,913
Yum! Brands Inc
5.300%, 09/15/2019	25,000	27,881

		440,138
Consumer Staples - 0.24%
Altria Group, Inc.
8.500%, 11/10/2013	25,000	29,938
9.250%, 08/06/2019	10,000	13,405
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	10,000	12,445
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	10,000	12,087
Kraft Foods, Inc.
5.375%, 02/10/2020	25,000	27,926

45

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Philip Morris International, Inc.
4.500%, 03/26/2020	$25,000	$27,275
Safeway, Inc.
5.000%, 08/15/2019	15,000	16,476
The Kroger Company
5.000%, 04/15/2013	25,000	27,241
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	20,000	21,416

		188,209
Energy - 0.69%
Boardwalk Pipelines LP
5.750%, 09/15/2019	25,000	27,726
Buckeye Partners LP
5.500%, 08/15/2019	25,000	27,344
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	25,000	28,733
ConocoPhillips Company
5.900%, 10/15/2032	20,000	22,852
Devon Financing Corp.
7.875%, 09/30/2031	25,000	33,481
Diamond Offshore Drilling, Inc.
5.700%, 10/15/2039	25,000	26,093
Enbridge Energy Partners LP
5.200%, 03/15/2020	25,000	27,198
Hess Corp.
8.125%, 02/15/2019	15,000	19,722
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	17,917
Marathon Oil Corp.
6.500%, 02/15/2014	15,000	17,229
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	10,000	11,985
Nabors Industries, Inc.
9.250%, 01/15/2019	25,000	31,990
Noble Holding International, Ltd.
3.450%, 08/01/2015	5,000	5,212
NuStar Logistics LP
4.800%, 09/01/2020	25,000	25,253
Occidental Petroleum Corp.
4.125%, 06/01/2016	10,000	11,183
Petroleos Mexicanos
4.875%, 03/15/2015	25,000	26,965
Plains All American Pipeline LP
5.750%, 01/15/2020	25,000	27,607
Shell International Finance BV
4.300%, 09/22/2019	25,000	27,416
Spectra Energy Capital LLC
5.650%, 03/01/2020	20,000	22,291
Transocean, Inc.
4.950%, 11/15/2015	25,000	26,005
Valero Energy Corp.
9.375%, 03/15/2019	15,000	19,156
Weatherford International, Ltd.
9.625%, 03/01/2019	25,000	32,613
Williams Partners LP
5.250%, 03/15/2020	25,000	27,173

		543,144
Financials - 2.45%
ACE INA Holdings, Inc.
5.900%, 06/15/2019	15,000	17,455
Aflac, Inc.
3.450%, 08/15/2015	15,000	15,572
8.500%, 05/15/2019	10,000	12,724

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
AMB Property LP
6.625%, 12/01/2019	$25,000	$27,772
American Express Company
8.125%, 05/20/2019	35,000	45,199
Ameriprise Financial, Inc.
7.300%, 06/28/2019	15,000	18,592
Bank of America Corp.
6.500%, 08/01/2016	90,000	101,246
7.375%, 05/15/2014	10,000	11,497
Bank of New York Mellon Corp.
5.450%, 05/15/2019	10,000	11,672
BB&T Corp.
3.950%, 04/29/2016	25,000	26,460
5.700%, 04/30/2014	10,000	11,236
Blackrock, Inc.
5.000%, 12/10/2019	25,000	27,559
Capital One Financial Corp.
7.375%, 05/23/2014	35,000	40,871
Citigroup, Inc.
5.500%, 10/15/2014	100,000	108,546
8.500%, 05/22/2019	25,000	30,909
CME Group Index Services LLC
4.400%, 03/15/2018 (S)	25,000	26,560
Commonwealth Bank of Australia
5.000%, 10/15/2019 (S)	25,000	27,097
Credit Suisse AG
5.400%, 01/14/2020	50,000	53,338
Credit Suisse USA, Inc.
5.125%, 01/15/2014	25,000	27,516
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	49,000	54,124
Deutsche Bank AG
3.875%, 08/18/2014	25,000	26,743
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	25,000	26,702
European Investment Bank
3.000%, 04/08/2014	40,000	42,601
3.125%, 06/04/2014	25,000	26,808
General Electric Capital Corp.
5.625%, 05/01/2018	90,000	99,898
Inter-American Development Bank
3.875%, 09/17/2019	25,000	27,616
John Deere Capital Corp.
5.500%, 04/13/2017	25,000	29,181
7.000%, 03/15/2012	10,000	10,877
JPMorgan Chase & Company
3.700%, 01/20/2015	70,000	73,972
4.750%, 05/01/2013	15,000	16,271
6.300%, 04/23/2019	40,000	46,354
Keycorp
3.750%, 08/13/2015	25,000	25,519
Kreditanstalt fuer Wiederaufbau
4.000%, 10/15/2013 to 01/27/2020	40,000	43,956
4.875%, 06/17/2019	10,000	11,770
Landwirtschaftliche Rentenbank
4.875%, 11/16/2015	20,000	23,002
Lincoln National Corp.
4.300%, 06/15/2015	25,000	26,516
8.750%, 07/01/2019	10,000	12,864
Mack-Cali Realty LP
7.750%, 08/15/2019	15,000	17,851
Merrill Lynch & Company, Inc.
6.500%, 07/15/2018	55,000	60,158
MetLife, Inc.
6.750%, 06/01/2016	10,000	11,943

46

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
4.750%, 04/01/2014	$100,000	$104,470
National Rural Utilities Cooperative
Finance Corp.
3.875%, 09/16/2015	20,000	21,660
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	25,000	26,956
PNC Funding Corp.
6.700%, 06/10/2019	10,000	11,826
Pricoa Global Funding I
5.625%, 05/24/2011 (S)	10,000	10,298
Principal Financial Group, Inc.
8.875%, 05/15/2019	10,000	13,161
Regions Financial Corp.
5.750%, 06/15/2015	10,000	10,177
The Allstate Corp.
7.450%, 05/16/2019	25,000	31,234
The Goldman Sachs Group, Inc.
6.000%, 05/01/2014	85,000	94,861
6.150%, 04/01/2018	35,000	38,822
7.500%, 02/15/2019	10,000	11,898
The Travelers Companies, Inc.
5.900%, 06/02/2019	10,000	11,635
Unum Group
5.625%, 09/15/2020	10,000	10,258
US Bancorp
2.000%, 06/14/2013	25,000	25,595
4.200%, 05/15/2014	10,000	10,962
Wachovia Corp.
5.750%, 02/01/2018	55,000	62,677
WEA Finance LLC
7.500%, 06/02/2014 (S)	10,000	11,642
Wells Fargo & Company
3.625%, 04/15/2015	25,000	26,520
Westpac Banking Corp.
4.200%, 02/27/2015	25,000	26,877

		1,918,076
Health Care - 0.30%
AmerisourceBergen Corp.
4.875%, 11/15/2019	50,000	54,025
Amgen, Inc.
5.750%, 03/15/2040	25,000	28,336
Baxter International Inc
4.500%, 08/15/2019	25,000	27,754
Express Scripts, Inc.
6.250%, 06/15/2014	10,000	11,485
Medtronic, Inc.
5.550%, 03/15/2040	25,000	28,943
Novartis Capital Corp.
4.400%, 04/24/2020	25,000	27,759
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	25,000	30,287
WellPoint, Inc.
6.000%, 02/15/2014	25,000	28,318

		236,907
Industrials - 0.33%
BAE Systems Holdings, Inc.
4.950%, 06/01/2014 (S)	10,000	11,039
Burlington Northern Santa Fe Corp.
5.650%, 05/01/2017	15,000	17,311
Canadian Pacific Railway Company
5.950%, 05/15/2037	25,000	27,340

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar Financial Services Corp.
2.750%, 06/24/2015	$25,000	$26,200
General Electric Capital Corp.
5.500%, 01/08/2020	50,000	54,695
Norfolk Southern Corp.
5.750%, 04/01/2018	25,000	29,275
Republic Services, Inc.
5.500%, 09/15/2019	15,000	16,895
Roper Industries, Inc.
6.250%, 09/01/2019	20,000	23,148
Union Pacific Corp.
4.000%, 02/01/2021	25,000	25,903
Waste Management, Inc.
4.750%, 06/30/2020	25,000	26,811

		258,617
Information Technology - 0.09%
Agilent Technologies, Inc.
2.500%, 07/15/2013	25,000	25,507
Arrow Electronics Inc
6.000%, 04/01/2020	25,000	26,949
Oracle Corp.
3.750%, 07/08/2014	15,000	16,353
Xerox Corp.
8.250%, 05/15/2014	5,000	5,996

		74,805
Materials - 0.33%
Air Products & Chemicals, Inc.
4.375%, 08/21/2019	25,000	26,617
Airgas, Inc.
4.500%, 09/15/2014	20,000	21,368
Holcim US Finance
6.000%, 12/30/2019 (S)	25,000	27,275
Lubrizol Corp.
8.875%, 02/01/2019	20,000	25,984
Newmont Mining Corp.
6.250%, 10/01/2039	25,000	28,660
Praxair, Inc.
4.500%, 08/15/2019	25,000	27,558
Rio Tinto Finance USA, Ltd.
8.950%, 05/01/2014	10,000	12,349
Teck Resources, Ltd.
6.000%, 08/15/2040	25,000	26,216
The Dow Chemical Company
8.550%, 05/15/2019	25,000	31,567
Vale Overseas, Ltd.
6.875%, 11/10/2039	25,000	28,645

		256,239
Telecommunication Services - 0.51%
America Movil SAB de CV
6.375%, 03/01/2035	35,000	39,803
AT&T, Inc.
5.100%, 09/15/2014	45,000	50,538
6.450%, 06/15/2034	25,000	28,158
COX Communications, Inc.
9.375%, 01/15/2019 (S)	15,000	20,303
Rogers Communications, Inc.
6.375%, 03/01/2014	25,000	28,806
SBA Tower Trust
4.254%, 04/15/2015 (S)	100,000	106,356
Telecom Italia Capital SA
6.175%, 06/18/2014	15,000	16,546
Telefonica Emisiones SAU
5.877%, 07/15/2019	15,000	17,163

47

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc.
5.500%, 02/15/2018	$25,000	$28,763
8.750%, 11/01/2018	15,000	20,408
Verizon Wireless Capital LLC
8.500%, 11/15/2018	10,000	13,615
Vodafone Group PLC
5.625%, 02/27/2017	25,000	28,606

		399,065
Utilities - 0.50%
AGL Capital Corp.
5.250%, 08/15/2019	15,000	15,976
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	25,000	25,190
Duke Energy Carolinas LLC
5.300%, 02/15/2040	25,000	27,206
Entergy Louisiana LLC
5.400%, 11/01/2024	25,000	28,828
Exelon Generation Company LLC
6.250%, 10/01/2039	20,000	21,432
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	15,000	16,127
Kansas Gas & Electric Company
6.700%, 06/15/2019 (S)	15,000	18,295
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	20,000	22,875
Niagara Mohawk Power Corp
4.881%, 08/15/2019 (S)	15,000	16,483
NSTAR
4.500%, 11/15/2019	25,000	27,552
Ohio Power Co, Series 1
5.375%, 10/01/2021	25,000	28,513
Pacific Gas & Electric Co.
5.400%, 01/15/2040	25,000	26,368
Public Service Electric & Gas Company
5.375%, 11/01/2039	25,000	27,490
Sempra Energy
6.500%, 06/01/2016	10,000	11,969
Southern Company
4.150%, 05/15/2014	35,000	37,927
Virginia Electric and Power Company
5.000%, 06/30/2019	15,000	17,081
Xcel Energy, Inc.
4.700%, 05/15/2020	20,000	21,741

		391,053

TOTAL CORPORATE BONDS (Cost $4,302,473)		$4,706,253

MUNICIPAL BONDS - 0.34%
California - 0.03%
University of California
5.770%, 05/15/2043	20,000	21,066
District of Columbia - 0.03%
District of Columbia
5.591%, 12/01/2034	25,000	27,056
Illinois - 0.08%
Chicago Illinois O’Hare International Airport
6.395%, 01/01/2040	20,000	21,340
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	25,000	28,439
Illinois State Toll Highway Authority
6.184%, 01/01/2034	10,000	10,672

		60,451

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
New York - 0.09%
New York City Municipal Water
Finance Authority
6.011%, 06/15/2042	$20,000	$22,675
New York City Transitional Finance Authority
5.508%, 08/01/2037	25,000	26,035
New York State Dormitory Authority
5.628%, 03/15/2039	25,000	26,246

		74,956
Texas - 0.06%
State of Texas
5.517%, 04/01/2039	25,000	28,275
Texas State Transportation
Commission, Series B
5.178%, 04/01/2030	15,000	16,149

		44,424
Utah - 0.02%
Utah Transit Authority
5.937%, 06/15/2039	15,000	17,523
Virginia - 0.03%
Virginia Commonwealth Transportation Board
5.350%, 05/15/2035	20,000	21,578

TOTAL MUNICIPAL BONDS (Cost $244,983)		$267,054

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.02%
Commercial & Residential - 1.02%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	50,000	53,356
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	70,000	76,522
Series 2007-PW17, Class A4,
5.694%, 06/11/2050 (P)	25,000	26,981
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	30,000	33,281
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617%, 10/15/2048	130,000	141,470
Commercial Mortgage Pass Through
Certificates, Series 2006-C7, Class A4
5.767%, 06/10/2046 (P)	70,000	77,555
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%, 09/15/2039	140,000	147,317
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	25,000	26,916
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP9, Class A3
5.336%, 05/15/2047	100,000	103,984
Morgan Stanley Capital I
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	25,000	26,073
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	35,000	36,325
Series 2008-T29, Class A4,
6.280%, 01/11/2043 (P)	43,000	49,057

		798,837

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $716,921)		$798,837

48

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.20%
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C
5.190%, 08/17/2015	$20,000	$21,039
GE Capital Credit Card Master Note Trust,
Series 2009-2, Class A
3.690%, 07/15/2015	104,000	109,061
Honda Auto Receivables Owner Trust,
Series 2010-1, Class A4
1.980%, 05/23/2016	10,000	10,253
USAA Auto Owner Trust,
Series 2010-1, Class A4
2.140%, 09/15/2015	15,000	15,438

TOTAL ASSET BACKED SECURITIES (Cost $148,980)		$155,791

INVESTMENT COMPANIES - 0.02%
Central Fund of Canada, Ltd., Class A	400	6,644
First Opportunity Fund, Inc.	1,200	7,836

TOTAL INVESTMENT COMPANIES (Cost $13,570)		$14,480

RIGHTS - 0.00%
Deutsche Bank AG (Expiration Date:
10/04/2010, Strike Price: EUR 3.47) (I)	228	1,103

TOTAL RIGHTS (Cost $0)		$1,103

SHORT-TERM INVESTMENTS - 3.19%
Short-Term Securities* - 1.49%
State Street Institutional U.S. Government
Money Market Fund, 0.1119% (Y)	$204,676	204,676
T. Rowe Price Prime Reserve Investment
Fund, 0.2943%	960,432	960,432

		1,165,108
Securities Lending Collateral - 1.70%
John Hancock Collateral Investment
Trust, 0.2942% (Y)(W)	133,422	1,335,398

TOTAL SHORT-TERM INVESTMENTS (Cost $2,500,653)		$2,500,506

Total Investments (Balanced Trust)
(Cost $74,914,677) - 101.24%		$79,365,668
Other assets and liabilities, net - (1.24%)		(971,256)

TOTAL NET ASSETS - 100.00%		$78,394,412

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.37%
Consumer Discretionary - 22.66%
Auto Components - 0.30%
Johnson Controls, Inc.	168,200	$5,130,100
Hotels, Restaurants & Leisure - 6.39%
Carnival Corp.	422,100	16,128,441
Las Vegas Sands Corp. (I)(L)	217,500	7,579,875
Marriott International, Inc., Class A (L)	686,329	24,591,168
McDonald’s Corp.	242,500	18,068,675
Starbucks Corp.	942,600	24,111,708
Starwood Hotels & Resorts
Worldwide, Inc. (L)	256,200	13,463,310
Wynn Macau, Ltd. (I)	450,000	777,763
Wynn Resorts, Ltd. (L)	50,700	4,399,239

		109,120,179

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 0.21%
Stanley Black & Decker, Inc.	60,000	$3,676,800
Internet & Catalog Retail - 6.01%
Amazon.com, Inc. (I)	509,589	80,036,048
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	759,400	10,411,374
priceline.com, Inc. (I)	34,800	12,122,232

		102,569,654
Leisure Equipment & Products - 0.35%
Mattel, Inc.	256,100	6,008,106
Media - 3.52%
Discovery Communications, Inc., Series C (I)	429,700	16,410,243
Omnicom Group, Inc.	187,400	7,398,552
The McGraw-Hill Companies, Inc.	1,700	56,202
The Walt Disney Company	642,300	21,266,553
Time Warner, Inc.	487,766	14,950,028

		60,081,578
Multiline Retail - 1.33%
Dollar Tree, Inc. (I)	39,800	1,940,648
Kohl’s Corp. (I)	394,530	20,783,840

		22,724,488
Specialty Retail - 2.62%
Bed Bath & Beyond, Inc. (I)	326,500	14,173,365
CarMax, Inc. (I)	82,100	2,287,306
Lowe’s Companies, Inc.	704,000	15,692,160
O’Reilly Automotive, Inc. (I)(L)	235,800	12,544,560
The Gap, Inc.	200	3,728

		44,701,119
Textiles, Apparel & Luxury Goods - 1.93%
Coach, Inc.	269,100	11,560,536
NIKE, Inc., Class B	192,900	15,459,006
Polo Ralph Lauren Corp.	65,800	5,912,788

		32,932,330

		386,944,354
Consumer Staples - 1.35%
Beverages - 0.77%
PepsiCo, Inc.	196,704	13,069,014
The Coca-Cola Company	1,600	93,632

		13,162,646
Food Products - 0.01%
General Mills, Inc.	6,300	230,202
Household Products - 0.57%
The Procter & Gamble Company	162,237	9,729,353

		23,122,201
Energy - 6.38%
Energy Equipment & Services - 3.91%
Cameron International Corp. (I)	297,300	12,772,008
FMC Technologies, Inc. (I)(L)	182,700	12,476,583
Halliburton Company	11,300	373,691
McDermott International, Inc. (I)	186,500	2,756,470
Schlumberger, Ltd.	624,492	38,474,952

		66,853,704
Oil, Gas & Consumable Fuels - 2.47%
EOG Resources, Inc.	263,100	24,460,407
Exxon Mobil Corp.	1,538	95,033
Peabody Energy Corp.	215,600	10,566,556
Range Resources Corp. (L)	39,600	1,509,948
Suncor Energy, Inc.	131,800	4,290,090

49

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Ultra Petroleum Corp. (I)	30,400	$1,276,192

		42,198,226

		109,051,930
Financials - 11.79%
Capital Markets - 5.55%
Ameriprise Financial, Inc.	230,351	10,902,513
Credit Suisse Group AG	70,900	3,036,501
Franklin Resources, Inc.	359,065	38,384,049
Invesco, Ltd.	570,000	12,101,100
Morgan Stanley	16,200	399,816
Northern Trust Corp.	171,989	8,296,749
State Street Corp.	137,107	5,163,450
TD Ameritrade Holding Corp. (I)	46,200	746,130
The Bank of New York Mellon Corp.	1,661	43,402
The Charles Schwab Corp.	193,986	2,696,405
The Goldman Sachs Group, Inc.	90,376	13,066,562

		94,836,677
Commercial Banks - 1.36%
PNC Financial Services Group, Inc.	1,600	83,056
U.S. Bancorp	485,000	10,485,700
Wells Fargo & Company	502,300	12,622,799

		23,191,555
Consumer Finance - 1.91%
American Express Company	775,552	32,596,451
Diversified Financial Services - 2.56%
CME Group, Inc.	200	52,090
IntercontinentalExchange, Inc. (I)	141,100	14,775,992
JPMorgan Chase & Company	550,500	20,957,535
NYSE Euronext	275,800	7,879,606

		43,665,223
Insurance - 0.41%
Prudential Financial, Inc.	130,200	7,054,236

		201,344,142
Health Care - 7.26%
Biotechnology - 1.58%
Amgen, Inc. (I)	6,200	341,682
Celgene Corp. (I)	426,000	24,541,860
Vertex Pharmaceuticals, Inc. (I)(L)	60,300	2,084,571

		26,968,113
Health Care Equipment & Supplies - 1.20%
Becton, Dickinson & Company	200	14,820
Intuitive Surgical, Inc. (I)(L)	15,100	4,284,474
St. Jude Medical, Inc. (I)	144,536	5,686,046
Stryker Corp. (L)	208,679	10,444,384

		20,429,724
Health Care Providers & Services - 2.97%
Cardinal Health, Inc.	32,900	1,087,016
Express Scripts, Inc. (I)	662,900	32,283,230
McKesson Corp.	279,700	17,279,866
Medco Health Solutions, Inc. (I)	1,600	83,296
WellPoint, Inc. (I)	172	9,742

		50,743,150
Health Care Technology - 0.15%
Cerner Corp. (I)(L)	30,300	2,544,897
Life Sciences Tools & Services - 0.01%
Life Technologies Corp. (I)	1,600	74,704

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. (I)	1,600	$76,608

		151,312
Pharmaceuticals - 1.35%
Allergan, Inc.	278,300	18,515,299
Shire PLC, ADR (L)	69,000	4,642,320

		23,157,619

		123,994,815
Industrials - 13.65%
Aerospace & Defense - 2.44%
Honeywell International, Inc.	66,000	2,900,040
Precision Castparts Corp.	196,300	24,998,805
United Technologies Corp.	194,000	13,818,620

		41,717,465
Air Freight & Logistics - 1.60%
Expeditors International of Washington, Inc.	362,300	16,749,129
FedEx Corp.	124,100	10,610,550

		27,359,679
Electrical Equipment - 1.82%
Emerson Electric Company	384,500	20,247,770
Rockwell Automation, Inc.	174,000	10,741,020

		30,988,790
Industrial Conglomerates - 1.56%
3M Company	307,200	26,637,312
Machinery - 3.78%
Danaher Corp.	1,372,326	55,730,159
Deere & Company	76,300	5,324,214
Eaton Corp.	16,500	1,361,085
Illinois Tool Works, Inc.	45,500	2,139,410

		64,554,868
Road & Rail - 0.88%
Union Pacific Corp.	184,300	15,075,740
Trading Companies & Distributors - 1.57%
Fastenal Company (L)	333,300	17,728,227
WW Grainger, Inc. (L)	75,800	9,028,538

		26,756,765

		233,090,619
Information Technology - 31.80%
Communications Equipment - 3.99%
Cisco Systems, Inc. (I)	543,618	11,905,234
Juniper Networks, Inc. (I)	845,521	25,661,562
QUALCOMM, Inc.	677,777	30,581,298

		68,148,094
Computers & Peripherals - 8.26%
Apple, Inc. (I)	456,600	129,560,250
EMC Corp. (I)	561,100	11,395,941
Hewlett-Packard Company	200	8,414

		140,964,605
Electronic Equipment, Instruments & Components - 0.46%
Corning, Inc.	432,500	7,906,100
Internet Software & Services - 11.73%
Accenture PLC, Class A	297,300	12,632,277
Akamai Technologies, Inc. (I)	213,200	10,698,376
Baidu, Inc., SADR (I)	257,300	26,404,126
eBay, Inc. (I)	312,978	7,636,663
Fiserv, Inc. (I)	166,900	8,982,558
Google, Inc., Class A (I)	173,366	91,154,109

50

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
International Business Machines Corp.	100,600	$13,494,484
Tencent Holdings, Ltd.	994,900	21,634,953
The Western Union Company	430,400	7,605,168

		200,242,714
IT Services - 3.16%
Automatic Data Processing, Inc.	82,633	3,473,065
MasterCard, Inc., Class A	103,500	23,184,000
Visa, Inc., Class A (L)	367,800	27,312,828

		53,969,893
Semiconductors & Semiconductor Equipment - 3.44%
Altera Corp. (L)	331,400	9,995,024
Broadcom Corp., Class A	472,100	16,707,619
First Solar, Inc. (I)(L)	4,600	677,810
Intel Corp.	1,700	32,691
Marvell Technology Group, Ltd. (I)	883,510	15,470,260
Xilinx, Inc. (L)	598,625	15,929,411

		58,812,815
Software - 0.76%
Autodesk, Inc. (I)	108,400	3,465,548
Intuit, Inc. (I)	109,900	4,814,719
Microsoft Corp.	90,344	2,212,525
Rovi Corp. (I)	16,200	816,642
Salesforce.com, Inc. (I)	15,100	1,688,180

		12,997,614

		543,041,835
Materials - 2.74%
Chemicals - 2.58%
Ecolab, Inc.	1,600	81,184
Monsanto Company	32,904	1,577,089
Praxair, Inc.	380,600	34,352,956
The Mosaic Company	65,800	3,866,408
The Sherwin-Williams Company	55,000	4,132,700

		44,010,337
Metals & Mining - 0.16%
Freeport-McMoRan Copper & Gold, Inc.	32,800	2,800,792

		46,811,129
Telecommunication Services - 1.74%
Wireless Telecommunication Services - 1.74%
American Tower Corp., Class A (I)	578,838	29,671,236

TOTAL COMMON STOCKS (Cost $1,395,769,620)		$1,697,072,261

SHORT-TERM INVESTMENTS - 7.62%
Short-Term Securities* - 0.29%
State Street Institutional U.S. Government
Money Market Fund, 0.1119% (Y)	$400,000	400,000
T. Rowe Price Prime Reserve Investment
Fund, 0.2943%	4,590,773	4,590,773

		4,990,773
Securities Lending Collateral - 7.33%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	12,501,125	125,121,262

TOTAL SHORT-TERM INVESTMENTS (Cost $130,126,507)		$130,112,035

Total Investments (Blue Chip Growth Trust)
(Cost $1,525,896,127) - 106.99%		$1,827,184,296
Other assets and liabilities, net - (6.99%)		(119,347,352)

TOTAL NET ASSETS - 100.00%		$1,707,836,944

Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 41.72%
Federal Farm Credit Bank - 0.27%
3.000%, 12/22/2014	$12,000,000	$12,071,436
Federal Home Loan Bank - 0.30%
5.375%, 05/18/2016	11,095,000	13,245,487
Federal Home Loan Mortgage Corp. - 10.65%
1.625%, 06/28/2013	16,000,000	16,136,208
1.800%, 02/25/2013	15,000,000	15,071,955
3.792%, 12/01/2039 (P)	20,566,538	21,620,748
4.000%, 04/01/2019 to 09/01/2040	179,626,722	184,886,926
4.326%, 09/01/2039 (P)	2,605,298	2,738,307
4.500%, 02/01/2039 to 06/01/2040	116,720,102	122,319,517
5.000%, 09/01/2040	38,962,438	41,549,787
5.500%, 08/01/2035	12,567,657	13,429,072
6.500%, 05/01/2037 to 09/01/2039	44,769,557	48,778,311

		466,530,831
Federal National Mortgage Association - 12.21%
1.800%, 03/15/2013	1,105,000	1,110,822
2.050%, 01/28/2013 to 04/26/2013	40,000,000	40,271,192
3.000%, 10/29/2014	14,345,000	14,373,747
4.000%, TBA	92,690,000	96,767,201
4.000%, 04/01/2024 to 09/01/2040	45,275,569	46,826,090
4.194%, 09/01/2039 (P)	2,397,370	2,525,089
4.195%, 08/01/2039 (P)	10,710,072	11,214,736
4.357%, 09/01/2039 (P)	10,151,639	10,777,259
4.442%, 09/01/2039 (P)	8,354,002	8,901,520
4.500%, 06/01/2023 to 06/01/2040	52,274,148	54,711,634
5.000%, 06/01/2035 to 09/01/2040	130,322,810	137,901,873
5.500%, 02/01/2036 to 07/01/2036	69,305,574	74,187,925
6.500%, 07/01/2037 to 08/01/2039	32,562,109	35,557,831

		535,126,919
Government National Mortgage Association - 3.10%
3.500%, 10/20/2039 to 11/20/2039 (P)	45,900,754	48,250,828
3.750%, 10/20/2039 (P)	23,326,647	24,567,216
4.000%, 09/20/2039 to 12/20/2039 (P)	58,039,859	61,474,138
5.000%, 08/15/2039	1,421,524	1,514,423

		135,806,605
Tennessee Valley Authority - 0.15%
5.250%, 09/15/2039	5,595,000	6,492,718
U.S. Treasury Bond - 4.88%
4.375%, 11/15/2039 to 05/15/2040	190,510,000	213,901,541
U.S. Treasury Notes - 10.16%
1.250%, 08/31/2015	54,365,000	54,364,999
1.750%, 07/31/2015	30,000,000	30,729,000
1.875%, 06/30/2015	40,000,000	41,228,120
2.125%, 05/31/2015	50,000,000	52,140,500
2.500%, 04/30/2015	50,390,000	53,429,122
2.625%, 08/15/2020	158,220,000	159,678,630
3.625%, 02/15/2020	48,895,000	53,631,703

		445,202,074

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,800,885,612)		$1,828,377,611

CORPORATE BONDS - 38.73%
Consumer Discretionary - 2.76%
Borgwarner, Inc.
5.750%, 11/01/2016	4,770,000	5,292,735
Comcast Corp.
4.950%, 06/15/2016	1,050,000	1,170,951
DirecTV Holdings LLC
6.350%, 03/15/2040	5,005,000	5,413,633
7.625%, 05/15/2016	12,840,000	14,316,600

51

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Expedia, Inc.
5.950%, 08/15/2020 (S)	$5,645,000	$5,708,506
Grupo Televisa SA
6.625%, 01/15/2040	7,080,000	8,052,983
Hyundai Motor Manufacturing
4.500%, 04/15/2015 (S)	9,000,000	9,297,540
International Game Technology
5.500%, 06/15/2020	2,765,000	2,964,356
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	9,000,000	9,572,814
Nordstrom, Inc.
4.750%, 05/01/2020	7,000,000	7,488,642
Seminole Indian Tribe of Florida
6.535%, 10/01/2020 (S)	115,000	103,271
Target Corp.
6.000%, 01/15/2018	6,625,000	7,991,665
Time Warner Cable, Inc.
6.750%, 07/01/2018	8,705,000	10,380,617
Time Warner Entertainment Company LP
8.375%, 03/15/2023	5,415,000	7,141,129
Viacom, Inc.
5.625%, 08/15/2012	1,274,000	1,352,076
7.875%, 07/30/2030	6,035,000	7,264,384
Volvo Treasury AB
5.950%, 04/01/2015 (S)	9,115,000	9,948,166
Whirlpool Corp.
8.600%, 05/01/2014	6,235,000	7,425,530

		120,885,598
Consumer Staples - 2.88%
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	9,060,000	9,756,542
5.000%, 04/15/2020 (S)	5,000,000	5,509,420
5.050%, 10/15/2016	5,550,000	6,266,816
Bunge Ltd. Finance Corp.
5.100%, 07/15/2015	3,455,000	3,659,242
5.350%, 04/15/2014	9,645,000	10,299,847
8.500%, 06/15/2019	5,511,000	6,660,969
Corn Products International, Inc.
4.625%, 11/01/2020	3,020,000	3,095,046
CVS Caremark Corp., Sr Note
5.750%, 06/01/2017	7,000,000	8,034,586
CVS Caremark Corp. (6.302% to 06/01/2012,
then 3 month LIBOR + 2.065%)
06/01/2037	10,130,000	9,370,250
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	6,735,000	7,029,643
Lorillard Tobacco Company
6.875%, 05/01/2020	10,785,000	11,407,510
Mosaic Company
7.375%, 12/01/2014 (S)	3,000,000	3,126,624
PepsiCo, Inc.
7.900%, 11/01/2018	4,000,000	5,329,100
Philip Morris International, Inc.
5.650%, 05/16/2018	9,805,000	11,479,753
Reynolds American, Inc.
7.250%, 06/01/2013	7,020,000	7,887,153
The Kroger Company
3.900%, 10/01/2015	5,000,000	5,428,930
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	10,000,000	12,029,910

		126,371,341

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy - 3.01%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	$7,655,000	$8,458,775
DCP Midstream LLC
9.750%, 03/15/2019 (S)	2,195,000	2,920,461
Energy Transfer Partners LP
5.950%, 02/01/2015	9,695,000	10,775,159
8.500%, 04/15/2014	110,000	130,645
9.700%, 03/15/2019	6,075,000	8,060,359
Enterprise Products Operating LLC
6.500%, 01/31/2019	10,000,000	11,653,620
6.650%, 04/15/2018	5,295,000	6,266,024
Enterprise Products Operating LLC, Series G
5.600%, 10/15/2014	6,990,000	7,895,457
Husky Energy, Inc.
6.200%, 09/15/2017	7,600,000	8,716,440
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	4,185,000	5,067,587
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	4,765,000	5,711,034
NuStar Logistics LP
4.800%, 09/01/2020	3,525,000	3,560,698
6.875%, 07/15/2012	2,700,000	2,913,232
7.650%, 04/15/2018	7,180,000	8,716,254
ONEOK Partners LP
6.150%, 10/01/2016	2,700,000	3,122,995
Plains All American Pipeline LP
4.250%, 09/01/2012	2,225,000	2,320,410
6.500%, 05/01/2018	5,625,000	6,492,555
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)	65,000	72,539
Spectra Energy Capital LLC
6.200%, 04/15/2018	5,950,000	6,958,412
Williams Partners LP
7.250%, 02/01/2017	14,640,000	17,436,650
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	4,446,961	4,773,235

		132,022,541
Financials - 19.04%
Aflac, Inc.
6.900%, 12/17/2039	4,755,000	5,237,885
8.500%, 05/15/2019	9,325,000	11,865,475
Allfirst Preferred Capital Trust
2.026%, 07/15/2029 (P)	55,000	41,841
AMB Property LP
4.500%, 08/15/2017	5,000,000	5,053,860
6.625%, 12/01/2019	8,065,000	8,959,150
American Express Company
7.000%, 03/19/2018	9,235,000	11,122,486
American Express Credit Corp., Series C
7.300%, 08/20/2013	10,715,000	12,316,860
American Honda Finance Corp.
7.625%, 10/01/2018 (S)	8,585,000	10,869,838
AXA SA (6.379% to 12/13/2036, then
3 month LIBOR + 2.256%)
(Q)(S)	4,570,000	3,964,475
Bank of America Corp.
4.500%, 04/01/2015	5,275,000	5,537,020
5.650%, 05/01/2018	7,500,000	7,946,287
Beaver Valley Funding
9.000%, 06/01/2017	12,512,000	13,837,772
Biomed Realty LP
6.125%, 04/15/2020 (S)	3,400,000	3,700,067

52

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
BPCE SA (12.500% to 09/30/2019, then
3 month LIBOR + 12.980%)
(Q)(S)	$60,000	$69,065
Brandywine Operating Partnership LP
7.500%, 05/15/2015	8,092,000	9,074,434
Capital One Financial Corp.
6.150%, 09/01/2016	10,870,000	11,923,281
Chuo Mitsui Trust & Banking Company, Ltd.
(5.506% to 04/15/2015, then 3 month
LIBOR + 2.490%)
(Q)(S)	680,000	675,051
Citigroup, Inc.
5.850%, 12/11/2034	7,970,000	8,031,042
6.125%, 11/21/2017	8,365,000	9,137,499
6.375%, 08/12/2014	13,030,000	14,474,480
6.875%, 03/05/2038	300,000	335,078
CNA Financial Corp.
6.500%, 08/15/2016	6,680,000	7,255,863
7.350%, 11/15/2019	5,780,000	6,498,639
Commonwealth Bank of Australia
5.000%, 03/19/2020 (S)	7,680,000	8,400,438
Credit Suisse New York
4.375%, 08/05/2020	9,160,000	9,356,530
5.000%, 05/15/2013	13,000,000	14,165,268
5.300%, 08/13/2019	5,095,000	5,644,368
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)	11,430,000	11,806,813
6.113%, 01/15/2020 (S)	75,000	82,843
Dexus Property Group
7.125%, 10/15/2014 (S)	8,095,000	8,916,642
Discover Bank
7.000%, 04/15/2020	3,505,000	3,812,949
Discover Financial Services
10.250%, 07/15/2019	9,760,000	12,503,321
Duke Realty LP
6.750%, 03/15/2020	3,830,000	4,277,742
8.250%, 08/15/2019	4,555,000	5,394,436
Equity One, Inc.
6.250%, 12/15/2014	7,000,000	7,587,391
ERAC USA Finance Company
5.900%, 11/15/2015 (S)	6,504,000	7,426,105
6.375%, 10/15/2017 (S)	6,465,000	7,515,853
General Electric Capital Corp.
0.856%, 08/15/2036 (P)	6,470,000	4,790,032
5.625%, 05/01/2018	10,965,000	12,170,887
6.000%, 08/07/2019	6,560,000	7,381,214
GTP Towers Issuer LLC
4.436%, 02/15/2015 (S)	3,965,000	4,213,603
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	7,260,000	7,745,658
6.800%, 06/15/2018 (S)	3,995,000	4,343,196
Hartford Financial Services Group, Inc.
6.300%, 03/15/2018	9,785,000	10,567,761
6.625%, 03/30/2040	2,850,000	2,859,163
HCP, Inc.
6.300%, 09/15/2016	3,700,000	4,020,797
Health Care REIT, Inc.
4.700%, 09/15/2017	4,400,000	4,446,424
5.875%, 05/15/2015	2,500,000	2,746,000
6.200%, 06/01/2016	395,000	441,578
Healthcare Realty Trust, Inc.
6.500%, 01/17/2017	8,120,000	8,798,661
8.125%, 05/01/2011	455,000	472,425
Horace Mann Educators Corp.
6.850%, 04/15/2016	4,905,000	5,168,183

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
HRPT Properties Trust
5.750%, 02/15/2014	$2,000,000	$2,118,886
6.650%, 01/15/2018	4,550,000	4,895,145
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	2,565,000	2,800,226
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	5,090,000	5,484,475
Jefferies Group, Inc.
6.875%, 04/15/2021	4,475,000	4,693,801
JPMorgan Chase & Company
3.700%, 01/20/2015	17,600,000	18,598,765
6.000%, 01/15/2018	9,590,000	10,951,579
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
(Q)(S)	8,285,000	8,878,455
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	10,348,000	10,881,077
7.300%, 06/15/2014 (S)	440,000	486,276
7.500%, 08/15/2036 (S)	9,445,000	9,606,670
Lincoln National Corp.
8.750%, 07/01/2019	9,040,000	11,628,703
Lincoln National Corp. (6.050% to 04/20/17,
then 3 month LIBOR + 2.040%)
04/20/2067	935,000	815,787
Mack-Cali Realty LP
7.750%, 08/15/2019	6,665,000	7,931,990
Macquarie Group, Ltd.
6.000%, 01/14/2020 (S)	7,365,000	7,700,328
7.300%, 08/01/2014 (S)	6,930,000	7,837,497
Massachusetts Mutual Life
Insurance Company
5.625%, 05/15/2033 (S)	225,000	217,585
8.875%, 06/01/2039 (S)	3,185,000	4,352,497
Mellon Funding Corp.
5.500%, 11/15/2018	3,000,000	3,423,792
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018	7,530,000	8,446,371
7.750%, 05/14/2038	11,565,000	13,413,781
MetLife, Inc.
5.875%, 02/06/2041	2,781,250	3,025,196
6.750%, 06/01/2016	5,904,000	7,051,318
6.817%, 08/15/2018	5,000,000	6,032,315
Morgan Stanley
4.000%, 07/24/2015	2,900,000	2,956,791
5.550%, 04/27/2017	2,000,000	2,119,794
6.000%, 04/28/2015	3,000,000	3,299,628
7.300%, 05/13/2019	10,010,000	11,513,312
National Australia Bank, Ltd.
3.750%, 03/02/2015 (S)	10,000,000	10,561,370
National City Bank
0.663%, 06/07/2017 (P)	8,550,000	7,675,164
Nationwide Health Properties, Inc.
6.500%, 07/15/2011	2,900,000	3,011,778
New York Life Insurance Company
6.750%, 11/15/2039 (S)	10,665,000	13,155,523
Nordea Bank AB
4.875%, 01/27/2020 (S)	7,945,000	8,616,249
Northern Trust Corp.
6.500%, 08/15/2018	5,410,000	6,594,395
ProLogis
5.625%, 11/15/2015	6,430,000	6,293,305
6.625%, 05/15/2018	6,700,000	6,603,667
7.625%, 08/15/2014	5,000,000	5,405,390

53

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc.
3.625%, 09/17/2012	$2,375,000	$2,467,722
7.375%, 06/15/2019	4,825,000	5,877,574
QBE Insurance Group, Ltd.
9.750%, (Q)(S)	270,000	326,701
Rabobank Nederland NV (11.000% to
06/30/19, then 3 month LIBOR + 10.868%)
(Q)(S)	12,359,000	16,066,700
Regions Financial Corp.
7.750%, 11/10/2014	8,301,000	8,994,972
Santander Issuances SA (6.500% to
11/15/2014, then 3 month LIBOR
+ 3.920%)
08/11/2019 (S)	2,860,000	2,992,961
Silicon Valley Bank
6.050%, 06/01/2017	545,000	574,470
Simon Property Group LP
4.375%, 03/01/2021	14,000,000	14,192,108
10.350%, 04/01/2019	310,000	433,302
Sovereign Capital Trust VI
7.908%, 06/13/2036	275,000	256,971
State Bank of India/London
4.500%, 07/27/2015 (S)	4,950,000	5,201,325
State Street Capital Trust IV
1.292%, 06/15/2037 (P)	14,330,000	10,334,896
TD Ameritrade Holding Corp.
4.150%, 12/01/2014	7,000,000	7,439,628
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	10,170,000	12,514,988
The Bear Stearns Companies LLC
7.250%, 02/01/2018	325,000	395,894
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	5,000,000	5,117,805
6.150%, 04/01/2018	13,330,000	14,785,783
6.250%, 09/01/2017	2,000,000	2,241,686
6.750%, 10/01/2037	11,215,000	11,657,151
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	6,080,000	6,398,379
Unum Group
7.125%, 09/30/2016	6,443,000	7,436,852
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	4,122,000	4,599,459
USB Realty Corp. (6.091% to 01/15/2012,
then 3 month LIBOR + 1.147%)
(Q)(S)	465,000	344,100
Vornado Realty Trust
4.250%, 04/01/2015	11,025,000	11,414,370
W.R. Berkley Corp.
5.600%, 05/15/2015	4,060,000	4,368,385
Wachovia Bank NA
5.850%, 02/01/2037	6,735,000	6,920,751
6.600%, 01/15/2038	7,110,000	8,069,267
Wachovia Corp.
4.875%, 02/15/2014	3,140,000	3,356,070
5.250%, 08/01/2014	10,000,000	10,873,490
WEA Finance LLC
7.125%, 04/15/2018 (S)	3,000,000	3,527,616
WEA Finance LLC / WT Finance
Australia Property, Ltd.
6.750%, 09/02/2019 (S)	4,980,000	5,899,532
Wells Fargo Bank NA
5.750%, 05/16/2016	8,620,000	9,680,579
Westpac Banking Corp.
4.875%, 11/19/2019	10,205,000	10,938,688

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Willis North America, Inc.
6.200%, 03/28/2017	$7,398,000	$7,885,262
7.000%, 09/29/2019	6,265,000	6,886,726

		834,534,773
Health Care - 1.17%
Abbott Laboratories
2.700%, 05/27/2015	7,000,000	7,356,104
5.600%, 11/30/2017	5,000,000	5,963,310
Gentiva Health Services, Inc.
11.500%, 09/01/2018 (S)	1,160,000	1,238,300
Medco Health Solutions, Inc.
4.125%, 09/15/2020	3,020,000	3,058,061
7.125%, 03/15/2018	16,150,000	19,833,540
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	10,000,000	11,479,680
WellPoint, Inc.
5.800%, 08/15/2040	2,255,000	2,360,275

		51,289,270
Industrials - 2.98%
America West Airlines
8.057%, 07/02/2020	3,072,820	3,203,415
Asciano Finance, Ltd.
4.625%, 09/23/2020 (S)	9,095,000	9,246,068
Burlington Northern Santa Fe Corp.
5.750%, 03/15/2018	8,000,000	9,281,904
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	10,225,000	12,963,736
Continental Airlines, Inc.
6.648%, 09/15/2017	49,518	50,632
Continental Airlines, Inc.
5.983%, 04/19/2022	12,494,733	12,900,812
6.545%, 02/02/2019	7,122	7,425
Delta Air Lines, Inc.
6.200%, 07/02/2018	3,445,000	3,582,800
6.821%, 08/10/2022	97,507	102,256
Embraer Overseas, Ltd.
6.375%, 01/15/2020	5,360,000	5,869,200
GATX Corp.
4.750%, 10/01/2012	5,700,000	5,990,483
8.750%, 05/15/2014	9,335,000	11,029,461
General Electric Company
5.250%, 12/06/2017	5,855,000	6,589,802
Hutchison Whampoa International, Ltd.
5.750%, 09/11/2019 (S)	7,925,000	8,801,339
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	4,830,000	5,864,924
Northwest Airlines, Inc.
6.264%, 11/20/2021	7,766,338	7,805,170
7.027%, 11/01/2019	72,261	72,983
Textron, Inc.
5.600%, 12/01/2017	4,579,000	4,947,069
6.200%, 03/15/2015	4,000,000	4,450,680
The Boeing Company
3.750%, 11/20/2016	5,000,000	5,444,040
Voto-Votorantim Overseas Trading
Operations NV
6.625%, 09/25/2019 (S)	6,880,000	7,241,200
Voto-Votorantim, Ltd.
6.750%, 04/05/2021 (S)	4,690,000	4,947,950

		130,393,349
Information Technology - 0.42%
Fiserv, Inc.
6.800%, 11/20/2017	6,395,000	7,404,464

54

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Oracle Corp.
5.750%, 04/15/2018	$7,050,000	$8,382,563
Xerox Corp.
7.200%, 04/01/2016	2,000,000	2,350,262

		18,137,289
Materials - 2.59%
Allegheny Technologies, Inc.
9.375%, 06/01/2019	4,364,000	5,274,204
ArcelorMittal
6.125%, 06/01/2018	1,000,000	1,081,383
9.000%, 02/15/2015	5,000,000	6,035,470
9.850%, 06/01/2019	5,125,000	6,586,378
Commercial Metals Company
7.350%, 08/15/2018	9,855,000	10,680,070
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	5,875,000	5,960,909
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	9,055,000	9,598,744
International Paper Company
7.950%, 06/15/2018	8,633,000	10,469,662
9.375%, 05/15/2019	5,310,000	6,888,589
Mosaic Company
7.625%, 12/01/2016 (S)	8,150,000	8,836,377
Newmont Mining Corp.
5.125%, 10/01/2019	4,000,000	4,474,664
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	450,000	516,298
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	3,000,000	3,343,968
7.125%, 07/15/2028	4,705,000	5,950,442
Teck Resources, Ltd.
10.750%, 05/15/2019	16,695,000	21,024,013
Vale Overseas, Ltd.
6.875%, 11/10/2039	5,835,000	6,685,778

		113,406,949
Telecommunication Services - 1.20%
Alltel Corp.
7.000%, 03/15/2016	10,000,000	12,135,190
America Movil SAB de CV
5.000%, 03/30/2020	7,995,000	8,621,592
AT&T, Inc.
6.500%, 09/01/2037	3,000,000	3,469,914
6.700%, 11/15/2013	1,640,000	1,899,054
SBA Tower Trust
5.101%, 04/15/2017 (S)	4,775,000	5,170,195
Telecom Italia Capital SA
5.250%, 11/15/2013	5,000,000	5,372,450
6.175%, 06/18/2014	9,240,000	10,192,164
Vodafone Group PLC
5.625%, 02/27/2017	5,000,000	5,721,130

		52,581,689
Utilities - 2.68%
Allegheny Energy Supply Company LLC
5.750%, 10/15/2019 (S)	10,560,000	10,921,004
Appalachian Power Company
5.000%, 06/01/2017	6,005,000	6,528,342
Aquila, Inc.
11.875%, 07/01/2012	6,390,000	7,352,909
Commonwealth Edison Company
5.800%, 03/15/2018	15,749,000	18,420,424
Dominion Resources, Inc.
5.600%, 11/15/2016	1,005,000	1,177,411

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
DTE Energy Company
6.350%, 06/01/2016	$3,000,000	$3,510,558
Duke Energy Corp.
6.250%, 06/15/2018	5,000,000	5,968,930
Entergy Gulf States Louisiana LLC
6.000%, 05/01/2018	350,000	404,754
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	6,000,000	6,450,918
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	4,435,000	5,017,790
ITC Holdings Corp.
5.500%, 01/15/2020 (S)	7,215,000	7,964,667
5.875%, 09/30/2016 (S)	35,000	38,917
6.050%, 01/31/2018 (S)	4,760,000	5,432,245
Kentucky Power Company, Series E
6.000%, 09/15/2017 (S)	2,000,000	2,270,350
Oncor Electric Delivery Company LLC
6.375%, 05/01/2012	4,500,000	4,900,963
Pennsylvania Electric Company
5.125%, 04/01/2014	5,525,000	6,006,664
PNPP II Funding Corp.
9.120%, 05/30/2016	40,000	43,226
Salton Sea Funding Corp., Series F
7.475%, 11/30/2018	15,746	17,450
Sempra Energy
6.500%, 06/01/2016	7,480,000	8,952,558
Teco Finance, Inc.
6.572%, 11/01/2017	6,805,000	7,956,270
7.000%, 05/01/2012	2,069,000	2,244,524
TXU Electric Delivery Company LLC
6.375%, 01/15/2015	5,000,000	5,814,275
Waterford 3 Funding Corp.
8.090%, 01/02/2017	123,464	125,507

		117,520,656

TOTAL CORPORATE BONDS (Cost $1,610,769,406)		$1,697,143,455

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.40%
COMMERCIAL & RESIDENTIAL - 0.18%
American Tower Trust
Series 2007-1A, Class C,
5.615%, 04/15/2037 (S)	1,200,000	1,279,012
Series 2007-1A, Class D,
5.957%, 04/15/2037 (S)	275,000	292,972
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4
5.364%, 03/15/2044	325,000	337,893
Washington Mutual, Inc.,
Series 2005-AR12, Class 1A2
2.803%, 10/25/2035 (P)	5,981,725	5,847,292

U.S. GOVERNMENT AGENCY - 15.22%
Federal Home Loan Mortgage Corp.
Series 3724, Class NB,
2.250%, 07/15/2038	50,000,000	49,660,156
Series 3619, Class EB,
3.500%, 05/15/2024	21,830,453	22,904,688
Series 3573, Class MA,
4.000%, 07/15/2022	37,731,544	40,220,626
Series 3672, Class DA,
4.000%, 01/15/2024	18,441,660	19,754,278
Series 3630, Class BI IO,
4.000%, 05/15/2027	5,158,442	549,866

55

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3730, Class AB,
4.000%, 11/15/2028	$40,279,917	$42,161,744
Series 3591, Class TA,
4.000%, 06/15/2039	10,927,228	11,479,161
Series 3571, Class JA,
4.500%, 04/15/2023	14,460,178	15,327,945
Series 3571, Class BA,
4.500%, 04/15/2023	31,483,073	33,374,337
Series 3609, Class LI IO,
4.500%, 12/15/2024	48,194,390	4,820,090
Series 3623, Class LI IO,
4.500%, 01/15/2025	7,586,470	706,570
Series 3499, Class PA,
4.500%, 08/15/2036	7,286,114	7,638,205
Series 3581, Class IO IO,,
6.000%, 10/15/2039	6,121,152	978,114
Federal National Mortgage Association
Series 2009-96, Class JA,
3.500%, 10/25/2024	16,609,390	17,513,778
Series 2010-14, Class IA IO,
4.000%, 08/25/2027	20,092,546	2,422,689
Series 2010-14, Class AI IO,
4.000%, 08/25/2027	13,057,791	1,443,917
Series 2010-36, Class BI IO,
4.000%, 03/25/2028	15,281,828	2,009,505
Series 2009-87, Class QC,
4.000%, 08/25/2037	14,645,232	15,372,801
Series 402, Class 4 IO,
4.000%, 10/25/2039	20,573,676	4,329,693
Series 402, Class 3 IO,
4.000%, 11/25/2039	13,190,410	2,545,727
Series 2010-23, Class KA,
4.000%, 02/25/2040	24,144,712	25,618,839
Series 2009-116, Class D,
4.500%, 02/25/2027	9,453,120	10,050,838
Series 2010-72, Class CA,
4.500%, 01/25/2028	19,427,521	20,815,111
Series 2009-77, Class AB,
4.500%, 05/25/2036	11,129,956	11,684,897
Series 2010-53, Class MA,
4.500%, 09/25/2037	38,286,378	40,426,196
Series 398, Class C3 IO,
4.500%, 05/25/2039	22,797,318	3,565,010
Series 401, Class C2 IO,
4.500%, 06/25/2039	12,458,377	2,194,176
Series 2009-94, Class DA,
4.500%, 10/25/2039	11,959,791	12,518,071
Series 402, Class 8 IO,
4.500%, 11/25/2039	38,917,963	6,864,527
Series 402, Class 7 IO,
4.500%, 11/25/2039	28,947,721	5,250,059
Series 2008-17, Class DP,
4.750%, 02/25/2038	27,829,149	30,077,664
Series 2010-13, Class KI IO,
5.000%, 12/25/2018	22,603,771	2,470,540
Series 2009-47, Class EI IO,
5.000%, 08/25/2019	11,387,824	1,274,013
Series 2010-45, Class AI IO,
5.000%, 02/25/2021	41,025,608	4,747,885
Series 366, Class 24 IO,
5.000%, 10/01/2035	18,360,179	1,642,540
Series 2009-50, Class GI IO,
5.000%, 05/25/2039	19,234,748	2,951,162

Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Government National Mortgage Association
Series 2010-17, Class QA,
3.500%, 06/20/2039	$18,446,396	$19,162,647
Series 2009-103, Class DC,
3.500%, 09/16/2039	18,312,984	19,107,621
Series 2010-114, Class MA,
4.000%, 03/20/2039	30,000,000	31,807,031
Series 2009-102, Class MA,
4.000%, 06/16/2039	34,023,607	35,767,334
Series 2009-40, Class BI IO,
4.500%, 09/20/2036	45,969,043	6,956,082
Series 2010-91, Class GA,
4.500%, 09/20/2036	66,319,242	70,894,441
Series 2009-123, Class DI, IO,
4.500%, 07/20/2037	17,780,730	2,206,096
Series 2010-78, Class AI IO,
4.500%, 04/20/2039	26,977,995	3,894,948

		667,161,618

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $679,317,921)		$674,918,787

ASSET BACKED SECURITIES - 0.19%
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.676%, 03/25/2035 (P)	7,248,885	6,231,773
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3
0.606%, 02/28/2041 (P)	2,263,895	1,855,371

TOTAL ASSET BACKED SECURITIES (Cost $8,140,310)		$8,087,144

SHORT-TERM INVESTMENTS - 7.22%
Repurchase Agreement - 0.00%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $106,000 on 10/01/2010,
collateralized by $110,000 Federal Home
Loan Bank, 0.010% due 08/15/2011 (valued
at $109,670, including interest)	$106,000	106,000
Short-Term Securities* - 5.31%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2010	60,000,000	60,000,000
U.S. Treasury Bills, 0.086%, 10/07/2010	172,800,000	172,797,523

		232,797,523
Securities Lending Collateral - 1.91%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	8,354,632	83,619,846

TOTAL SHORT-TERM INVESTMENTS (Cost $316,528,921)		$316,523,369

Total Investments (Bond Trust)
(Cost $4,415,642,170) - 103.26%		$4,525,050,366
Other assets and liabilities, net - (3.26%)		(142,675,955)

TOTAL NET ASSETS - 100.00%		$4,382,374,411

56

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.38%
Consumer Discretionary - 22.10%
Auto Components - 0.71%
Johnson Controls, Inc.	245,123	$7,476,252
Hotels, Restaurants & Leisure - 3.88%
Marriott International, Inc., Class A (L)	483,418	17,320,867
McDonald’s Corp.	134,402	10,014,293
Starbucks Corp.	528,815	13,527,088

		40,862,248
Internet & Catalog Retail - 4.48%
Amazon.com, Inc. (I)	300,483	47,193,860
Media - 2.58%
The Walt Disney Company	821,628	27,204,103
Multiline Retail - 3.21%
Dollar General Corp. (I)(L)	440,677	12,889,802
Target Corp.	390,862	20,887,665

		33,777,467
Specialty Retail - 1.71%
Staples, Inc.	491,102	10,273,854
Tiffany & Company (L)	165,070	7,756,639

		18,030,493
Textiles, Apparel & Luxury Goods - 5.53%
Coach, Inc. (L)	321,522	13,812,585
Lululemon Athletica, Inc. (I)(L)	19,857	888,005
NIKE, Inc., Class B	354,986	28,448,578
Polo Ralph Lauren Corp. (L)	168,832	15,171,244

		58,320,412

		232,864,835
Consumer Staples - 7.16%
Food & Staples Retailing - 2.55%
Costco Wholesale Corp.	228,675	14,747,251
Whole Foods Market, Inc. (I)(L)	326,804	12,127,696

		26,874,947
Food Products - 3.74%
Kraft Foods, Inc., Class A	476,618	14,708,431
Mead Johnson Nutrition Company	177,761	10,116,379
Unilever PLC, SADR (L)	500,813	14,573,658

		39,398,468
Household Products - 0.87%
Colgate-Palmolive Company	118,625	9,117,518

		75,390,933
Energy - 4.51%
Energy Equipment & Services - 2.57%
Schlumberger, Ltd.	440,642	27,147,954
Oil, Gas & Consumable Fuels - 1.94%
Occidental Petroleum Corp.	260,715	20,413,985

		47,561,939
Financials - 4.34%
Capital Markets - 2.97%
Morgan Stanley	245,994	6,071,132
The Charles Schwab Corp.	841,480	11,696,572
The Goldman Sachs Group, Inc.	93,333	13,494,085

		31,261,789
Diversified Financial Services - 1.37%
JPMorgan Chase & Company	381,002	14,504,746

		45,766,535

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care - 14.06%
Biotechnology - 2.88%
Celgene Corp. (I)	360,477	$20,767,080
Vertex Pharmaceuticals, Inc. (I)(L)	277,099	9,579,312

		30,346,392
Health Care Equipment & Supplies - 1.51%
Alcon, Inc.	95,202	15,878,742
Health Care Providers & Services - 3.07%
Express Scripts, Inc. (I)	368,494	17,945,658
Medco Health Solutions, Inc. (I)	275,900	14,363,354

		32,309,012
Life Sciences Tools & Services - 0.84%
Illumina, Inc. (I)(L)	180,732	8,892,014
Pharmaceuticals - 5.76%
Abbott Laboratories	346,205	18,085,749
Allergan, Inc.	168,157	11,187,485
Mylan, Inc. (I)(L)	372,356	7,004,016
Novartis AG	11,626	670,471
Shire PLC, ADR (L)	128,979	8,677,707
Teva Pharmaceutical Industries, Ltd., SADR	285,776	15,074,684

		60,700,112

		148,126,272
Industrials - 7.99%
Aerospace & Defense - 4.59%
Precision Castparts Corp.	136,729	17,412,438
The Boeing Company	238,798	15,889,619
United Technologies Corp.	211,607	15,072,767

		48,374,824
Air Freight & Logistics - 0.81%
C.H. Robinson Worldwide, Inc. (L)	63,875	4,466,140
Expeditors International of Washington, Inc.	88,506	4,091,632

		8,557,772
Construction & Engineering - 0.41%
Quanta Services, Inc. (I)(L)	228,218	4,354,399
Machinery - 1.15%
Ingersoll-Rand PLC	338,980	12,104,976
Road & Rail - 1.03%
Union Pacific Corp.	132,164	10,811,015

		84,202,986
Information Technology - 37.92%
Communications Equipment - 5.88%
Cisco Systems, Inc. (I)	1,042,826	22,837,889
Juniper Networks, Inc. (I)	759,554	23,052,464
QUALCOMM, Inc.	354,925	16,014,216

		61,904,569
Computers & Peripherals - 7.63%
Apple, Inc. (I)	196,033	55,624,364
NetApp, Inc. (I)	497,209	24,756,036

		80,380,400
Electronic Equipment, Instruments & Components - 1.26%
Agilent Technologies, Inc. (I)	398,025	13,282,094
Internet Software & Services - 8.03%
Baidu, Inc., SADR (I)	166,205	17,055,957
Google, Inc., Class A (I)	54,113	28,452,074
International Business Machines Corp.	232,645	31,207,000
Tencent Holdings, Ltd., ADR	361,622	7,930,370

		84,645,401

57

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 4.54%
MasterCard, Inc., Class A	117,447	$26,308,128
Visa, Inc., Class A (L)	290,328	21,559,757

		47,867,885
Semiconductors & Semiconductor Equipment - 4.07%
Altera Corp. (L)	244,717	7,380,665
Broadcom Corp., Class A	363,235	12,854,887
Intel Corp.	544,821	10,476,908
Marvell Technology Group, Ltd. (I)	691,777	12,113,015

		42,825,475
Software - 6.51%
Adobe Systems, Inc. (I)(L)	403,033	10,539,313
Oracle Corp.	791,808	21,260,045
Red Hat, Inc. (I)	28,528	1,169,648
Salesforce.com, Inc. (I)(L)	157,858	17,648,524
VMware, Class A (I)(L)	211,877	17,996,834

		68,614,364

		399,520,188
Telecommunication Services - 0.30%
Wireless Telecommunication Services - 0.30%
American Tower Corp., Class A (I)	61,279	3,141,162

TOTAL COMMON STOCKS (Cost $878,709,279)		$ 1,036,574,850

SHORT-TERM INVESTMENTS - 16.53%
Short-Term Securities* - 1.35%
State Street Institutional Treasury Money
Market Fund, 0.0267% (Y)	$14,184,124	14,184,124
Securities Lending Collateral - 15.18%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	15,977,458	159,915,177

TOTAL SHORT-TERM INVESTMENTS (Cost $174,114,118)		$174,099,301

Total Investments (Capital Appreciation Trust)
(Cost $1,052,823,397) - 114.91%		$1,210,674,151
Other assets and liabilities, net - (14.91%)		(157,050,975)

TOTAL NET ASSETS - 100.00%		$1,053,623,176

Capital Appreciation Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 65.40%
Consumer Discretionary - 7.98%
Hotels, Restaurants & Leisure - 0.95%
McDonald’s Corp.	40,700	$3,032,557
Leisure Equipment & Products - 0.16%
Mattel, Inc. (L)	21,500	504,390
Media - 4.13%
Cablevision Systems Corp., Class A	84,900	2,223,531
Madison Square Garden, Inc., Class A (I)	37,900	798,932
Time Warner, Inc.	333,600	10,224,840

		13,247,303
Multiline Retail - 1.46%
Dollar General Corp. (I)(L)	118,800	3,474,900
Kohl’s Corp. (I)	23,000	1,211,640

		4,686,540

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail - 1.28%
AutoZone, Inc. (I)	4,300	$984,313
Lowe’s Companies, Inc.	140,200	3,125,058

		4,109,371

		25,580,161
Consumer Staples - 9.29%
Beverages - 1.71%
PepsiCo, Inc.	82,600	5,487,944
Food Products - 3.50%
Campbell Soup Company (L)	17,300	618,475
General Mills, Inc.	143,000	5,225,220
Kellogg Company (L)	106,500	5,379,315

		11,223,010
Household Products - 2.77%
Clorox Company	25,500	1,702,380
Kimberly-Clark Corp.	28,500	1,853,925
The Procter & Gamble Company (F)	88,837	5,327,555

		8,883,860
Tobacco - 1.31%
Philip Morris International, Inc.	74,700	4,184,694

		29,779,508
Energy - 5.84%
Oil, Gas & Consumable Fuels - 5.84%
Exxon Mobil Corp. (F)	72,000	4,448,880
Murphy Oil Corp.	24,200	1,498,464
Nexen, Inc.	248,800	5,000,880
Spectra Energy Corp.	145,500	3,281,025
The Williams Companies, Inc.	234,000	4,471,740

		18,700,989

		18,700,989
Financials - 11.35%
Capital Markets - 0.80%
State Street Corp.	67,800	2,553,348
Commercial Banks - 5.22%
Synovus Financial Corp.	25,100	600,392
U.S. Bancorp	392,800	8,492,336
Wells Fargo & Company	304,500	7,652,085

		16,744,813
Diversified Financial Services - 2.06%
Bank of America Corp. (F)	213,465	2,798,526
JPMorgan Chase & Company (F)	99,600	3,791,772

		6,590,298
Insurance - 3.00%
Aon Corp. (L)	142,400	5,569,264
Principal Financial Group, Inc. (L)	156,000	4,043,520

		9,612,784
Real Estate Management & Development - 0.27%
The St. Joe Company (I)(L)	35,400	880,398

		36,381,641
Health Care - 8.56%
Health Care Equipment & Supplies - 1.73%
Baxter International, Inc. (F)	22,200	1,059,162
Beckman Coulter, Inc. (L)	55,400	2,702,966
C.R. Bard, Inc. (L)	10,200	830,586
Covidien PLC	23,300	936,427

		5,529,141

58

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services - 1.13%
Henry Schein, Inc. (I)(L)	38,157	$2,235,237
Laboratory Corp. of America Holdings (I)	17,700	1,388,211

		3,623,448
Life Sciences Tools & Services - 2.76%
Thermo Fisher Scientific, Inc. (I)	184,900	8,853,012
Pharmaceuticals - 2.94%
Pfizer, Inc. (F)	548,070	9,410,362

		27,415,963
Industrials - 7.37%
Aerospace & Defense - 1.84%
United Technologies Corp.	82,800	5,897,844
Commercial Services & Supplies - 0.96%
Republic Services, Inc.	62,100	1,893,429
Waste Management, Inc.	32,800	1,172,272

		3,065,701
Electrical Equipment - 0.68%
Cooper Industries PLC (L)	44,500	2,177,385
Machinery - 3.30%
Actuant Corp., Class A	100	2,296
Danaher Corp.	175,700	7,135,177
Illinois Tool Works, Inc.	73,100	3,437,162

		10,574,635
Trading Companies & Distributors - 0.59%
Mitsubishi Corp.	79,300	1,881,926

		23,597,491
Information Technology - 11.38%
Computers & Peripherals - 0.86%
Hewlett-Packard Company	65,300	2,747,171
Electronic Equipment, Instruments & Components - 1.89%
Tyco Electronics, Ltd. (I)	207,500	6,063,150
Internet Software & Services - 6.28%
Accenture PLC, Class A	99,400	4,223,506
Fiserv, Inc. (I)(L)	33,900	1,824,498
International Business Machines Corp.	72,800	9,765,392
The Western Union Company	244,800	4,325,616

		20,139,012
Semiconductors & Semiconductor Equipment - 1.42%
Texas Instruments, Inc. (L)	167,200	4,537,808
Software - 0.93%
CA, Inc.	107,200	2,264,064
Microsoft Corp.	28,900	707,761

		2,971,825

		36,458,966
Materials - 0.84%
Chemicals - 0.84%
Air Products & Chemicals, Inc.	17,200	1,424,504
Monsanto Company	26,400	1,265,352

		2,689,856

		2,689,856
Telecommunication Services - 0.30%
Diversified Telecommunication Services - 0.30%
AT&T, Inc. (F)	33,800	966,680
Utilities - 2.49%
Electric Utilities - 0.99%
NV Energy, Inc.	241,100	3,170,465

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders - 0.21%
The AES Corp. (I)	60,400	$685,540
Multi-Utilities - 1.29%
CenterPoint Energy, Inc.	31,300	492,036
OGE Energy Corp.	78,100	3,113,847
PG&E Corp. (F)	11,200	508,704

		4,114,587

		7,970,592

TOTAL COMMON STOCKS (Cost $186,687,953)		$209,541,847

PREFERRED STOCKS - 1.69%
Consumer Discretionary - 0.38%
Household Durables - 0.38%
Newell Financial Trust I 5.250%	30,400	1,202,700
Consumer Staples - 0.13%
Food Products - 0.13%
H.J. Heinz Finance Company 8.000% (S)	4	429,250
Energy - 0.02%
Oil, Gas & Consumable Fuels - 0.02%
Goodrich Petroleum Corp. 5.375%	1,500	48,593
Financials - 1.00%
Diversified Financial Services - 0.46%
Affiliated Managers Group, Inc. 5.100%	35,560	1,475,740
Insurance - 0.54%
Aspen Insurance Holdings, Ltd. 5.625%	31,000	1,732,280

		3,208,020
Telecommunication Services - 0.01%
Wireless Telecommunication Services - 0.01%
Crown Castle International Corp. 6.250%	332	20,501
Utilities - 0.15%
Electric Utilities - 0.15%
PPL Corp., 9.50%	8,700	496,683

TOTAL PREFERRED STOCKS (Cost $5,467,835)		$5,405,747

CORPORATE BONDS - 6.55%
Consumer Discretionary - 1.60%
Choice Hotels International, Inc.
5.700%, 08/28/2020	$215,000	216,325
CSC Holdings, Inc., Series B
7.625%, 04/01/2011	15,000	15,338
Dollar General Corp.
10.625%, 07/15/2015	900,000	992,250
EchoStar DBS Corp.
6.625%, 10/01/2014	475,000	496,375
Hyatt Hotels Corp
6.875%, 08/15/2019 (S)	299,000	332,603
Lamar Media Corp.
9.750%, 04/01/2014	885,000	1,013,325
MGM Mirage, Inc.
13.000%, 11/15/2013	260,000	305,500
MGM Resorts International
9.000%, 03/15/2020 (S)	175,000	184,188
10.375%, 05/15/2014	200,000	222,500
Sirius XM Radio, Inc.
9.750%, 09/01/2015 (S)	225,000	247,781
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 10/15/2014	350,000	392,000
Time Warner, Inc.
3.150%, 07/15/2015	320,000	331,792

59

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
United Auto Group, Inc.
7.750%, 12/15/2016	$20,000	$19,525
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	325,000	356,688

		5,126,190
Energy - 1.34%
Buckeye Partners LP
5.500%, 08/15/2019	275,000	300,783
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	1,100,000	1,190,750
Forest Oil Corp.
8.500%, 02/15/2014	250,000	273,125
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)	135,000	161,765
Petrohawk Energy Corp.
10.500%, 08/01/2014	400,000	453,000
Pride International, Inc.
8.500%, 06/15/2019	170,000	197,200
Quicksilver Resources, Inc.
11.750%, 01/01/2016	375,000	439,687
Range Resources Corp.
8.000%, 05/15/2019	200,000	218,500
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	118,000	125,272
Spectra Energy Capital LLC
5.650%, 03/01/2020	125,000	139,317
Tennessee Gas Pipeline Company
8.000%, 02/01/2016	550,000	654,500
Williams Partners LP
3.800%, 02/15/2015	120,000	126,303

		4,280,202
Financials - 0.22%
Janus Capital Group, Inc.
6.950%, 06/15/2017	675,000	705,226
Health Care - 0.12%
Beckman Coulter, Inc.
7.000%, 06/01/2019	120,000	146,406
Life Technologies Corp.
3.375%, 03/01/2013	220,000	226,378

		372,784
Industrials - 0.23%
American Airlines, Inc., Series 09-1A
10.375%, 07/02/2019	118,350	139,653
Continental Airlines, Inc.
9.000%, 07/08/2016	302,267	344,585
Delta Air Lines, Inc.
7.750%, 12/17/2019	236,066	262,034

		746,272
Information Technology - 0.44%
Brocade Communications Systems, Inc.
6.625%, 01/15/2018	225,000	234,000
6.875%, 01/15/2020	50,000	52,500
Maxim Integrated Products, Inc.
3.450%, 06/14/2013	310,000	319,003
Tyco Electronics Group SA
6.000%, 10/01/2012	475,000	513,629
6.550%, 10/01/2017	250,000	292,368

		1,411,500
Materials - 0.47%
Airgas Inc.
2.850%, 10/01/2013	1,020,000	1,041,425

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Ball Corp.
7.375%, 09/01/2019	$125,000	$135,938
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)	200,000	222,250
Silgan Holdings, Inc.
7.250%, 08/15/2016	100,000	106,125

		1,505,738
Telecommunication Services - 1.76%
American Tower Corp.
7.000%, 10/15/2017	1,000,000	1,163,750
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	825,000	911,625
Crown Castle International Corp.
9.000%, 01/15/2015	2,925,000	3,224,812
SBA Telecommunications, Inc.
8.000%, 08/15/2016	100,000	107,500
8.250%, 08/15/2019	75,000	82,500
Sprint Capital Corp.
6.900%, 05/01/2019	25,000	25,125
8.375%, 03/15/2012	125,000	133,750

		5,649,062
Utilities - 0.37%
Black Hills Corp.
9.000%, 05/15/2014	95,000	112,574
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	750,000	802,500
CMS Energy Corp.
6.250%, 02/01/2020	45,000	47,368
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)	100,000	105,558
Questar Market Resources, Inc.
6.800%, 03/01/2020	120,000	124,977

		1,192,977

TOTAL CORPORATE BONDS (Cost $18,844,471)		$20,989,951

CONVERTIBLE BONDS - 5.06%
Consumer Discretionary - 0.61%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (S)	447,000	424,650
Group 1 Automotive, Inc. (2.250% Steps down
to 2.000% on 6/15/2016)
06/15/2036	1,896,000	1,528,650

		1,953,300
Energy - 1.31%
Goodrich Petroleum Corp
3.250%, 12/01/2026	61,000	60,085
Oil States International, Inc.
2.375%, 07/01/2025	725,000	1,119,219
Peabody Energy Corp.
4.750%, 12/15/2041	2,695,000	3,004,925

		4,184,229
Financials - 0.63%
Host Hotels & Resorts LP
2.625%, 04/15/2027 (S)	2,076,000	2,024,100
Health Care - 0.26%
Lifepoint Hospitals, Inc.
3.250%, 08/15/2025	850,000	829,812
Industrials - 0.03%
Actuant Corp.
2.000%, 11/15/2023	75,000	88,500

60

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Information Technology - 1.34%
JDS Uniphase Corp.
1.000%, 05/15/2026	$938,000	$874,685
Liberty Media LLC
3.125%, 03/30/2023	1,008,000	1,110,060
Linear Technology Corp.
3.000%, 05/01/2027	471,000	478,065
VeriSign, Inc.
3.250%, 08/15/2037	300,000	323,625
Xilinx, Inc.
3.125%, 03/15/2037	1,560,000	1,519,050

		4,305,485
Materials - 0.57%
Newmont Mining Corp.
1.250%, 07/15/2014	235,000	342,219
1.625%, 07/15/2017	683,000	1,007,425
United States Steel Corp.
4.000%, 05/15/2014	311,000	479,717

		1,829,361
Telecommunication Services - 0.31%
Lucent Technologies, Inc.
2.875%, 06/15/2025	818,000	741,312
SBA Communications Corp.
1.875%, 05/01/2013	229,000	257,053

		998,365

TOTAL CONVERTIBLE BONDS (Cost $13,541,781)		$16,213,152

TERM LOANS (M) - 4.70%
Consumer Discretionary - 2.24%
Charter Communications Operating LLC
3.540%, 09/06/2016	1,214,966	1,185,351
7.250%, 03/06/2014	149,663	145,967
7.250%, 03/06/2014	464,330	479,420
CSC Holdings, Inc.
2.007%, 03/29/2016	2,577,235	2,528,183
1.007%, 02/24/2012	652,205	636,226
Dollar General Corp.
3.110%, 07/07/2014	250,000	245,352
Federal Mogul Corp.
2.198%, 12/29/2014	823,480	720,931
2.198%, 12/28/2015	1,417,585	1,241,052

		7,182,482
Consumer Staples - 0.64%
Pinnacle Foods Holding
2.758%, 04/01/2015	735,771	710,364
Reynolds Group Holdings, Inc.
6.250%, 11/05/2015	745,313	748,773
6.750%, 05/16/2016	250,000	250,589
6.500%, 05/05/2016	350,000	346,500

		2,056,226
Financials - 0.19%
Nuveen Investments, Inc.
3.481%, 11/09/2014	681,308	611,048
Health Care - 0.29%
HCA, Inc.
1.539%, 11/18/2012	952,802	919,413
Industrials - 0.15%
Rexnord LLC
2.813%, 07/19/2013	500,000	480,469

Capital Appreciation Value Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology - 0.39%
First Data Corp.
3.006%, 09/24/2014	$1,426,982		$1,255,476
Materials - 0.65%
Georgia-Pacific LLC
2.290%, 12/20/2010	2,037,897		2,023,770
4.960%, 12/20/2010	58,094		57,840

			2,081,610
Telecommunication Services - 0.15%
Intelsat Corp.
3.033%, 01/03/2014	496,134		477,061

TOTAL TERM LOANS (Cost $14,795,968)			$15,063,785

SHORT-TERM INVESTMENTS - 24.63%
Repurchase Agreement - 0.33%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $1,056,000 on 10/01/2010,
collateralized by $1,080,000 Federal Home
Loan Bank, 2.000% due 09/22/2015 (valued
at $1,081,350, including interest)	$ 1,056,000		1,056,000
Short-Term Securities* - 15.53%
T. Rowe Price Prime Reserve Investment
Fund, 0.2943% (Y)	49,768,621		49,768,621
Securities Lending Collateral - 8.77%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	2,807,726		28,101,968

TOTAL SHORT-TERM INVESTMENTS (Cost $78,929,664)			$78,926,589

Total Investments (Capital Appreciation Value Trust)
(Cost $318,267,672) - 108.03%			$346,141,071
Other assets and liabilities, net - (8.03%)	(25,718,896)

TOTAL NET ASSETS - 100.00%			$320,422,175

Core Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.04%
Affiliated Investment Companies - 100.04%
Equity (G) - 84.82%
John Hancock Trust - 84.82%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	793,361		$7,862,211
Core Allocation Plus, Series NAV (Wellington)	4,026,393		41,834,227
International Index, Series NAV (MFC
Global U.S.A.) (A)	287,430		4,791,454
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	230,144		3,627,062
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	80,628		976,398
Fixed Income (G) - 15.22%
John Hancock Trust - 15.22%
Total Bond Market
A, Series NAV (Declaration) (A)	736,774		10,602,180

61

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
John Hancock Trust (continued)
10,602,180

TOTAL INVESTMENT COMPANIES (Cost $67,383,635)		$69,693,532

Total Investments (Core Allocation Trust)
(Cost $67,383,635) - 100.04%		$69,693,532
Other assets and liabilities, net - (0.04%)		(30,739)

TOTAL NET ASSETS - 100.00%		$69,662,793

Core Allocation Plus Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 56.36%
Consumer Discretionary - 7.38%
Auto Components - 0.42%
BorgWarner, Inc. (I)(L)	10,900	$573,557
Continental AG	4,795	372,803

		946,360
Automobiles - 0.51%
Ford Motor Company (I)(L)	69,800	854,351
Yamaha Motor Company, Ltd.	19,400	290,961

		1,145,312
Distributors - 0.10%
Jardine Cycle and Carriage, Ltd.	5,000	149,737
LKQ Corp. (I)(L)	4,200	87,360

		237,097
Diversified Consumer Services - 0.22%
Apollo Group, Inc., Class A (I)	4,860	249,560
Grand Canyon Education, Inc. (I)(L)	5,220	114,474
Navitas, Ltd.	15,148	62,296
Steiner Leisure, Ltd. (I)	1,940	73,913

		500,243
Hotels, Restaurants & Leisure - 1.47%
Chipotle Mexican Grill, Inc. (I)	1,200	206,400
Ctrip.com International, Ltd., ADR (I)	6,000	286,500
Darden Restaurants, Inc.	2,200	94,115
Domino’s Pizza UK & IRL PLC	14,269	105,390
Home Inns & Hotels Management,
Inc., ADR (I)	1,300	64,271
Kangwon Land, Inc.	26,770	582,240
Las Vegas Sands Corp. (I)	2,100	73,185
McDonald’s Corp.	1,050	78,236
Penn National Gaming, Inc. (I)	3,741	110,771
Starbucks Corp.	16,200	414,396
Starwood Hotels & Resorts Worldwide, Inc.	8,200	430,910
The Cheesecake Factory, Inc. (I)(L)	3,960	104,821
Wyndham Worldwide Corp. (L)	1,770	48,622
Wynn Macau, Ltd.	91,200	157,626
Wynn Resorts, Ltd. (L)	6,500	564,004

		3,321,487
Household Durables - 0.61%
Jarden Corp.	4,680	145,687
LG Electronics, Inc.	4,733	398,909
Persimmon PLC	63,201	397,368
Tempur-Pedic International, Inc. (I)(L)	6,580	203,980
Whirlpool Corp. (L)	2,790	225,877

		1,371,821

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet & Catalog Retail - 0.38%
Amazon.com, Inc. (I)	4,320	$678,499
NetFlix, Inc. (I)	420	68,107
priceline.com, Inc. (I)	340	118,435

		865,041
Leisure Equipment & Products - 0.38%
Brunswick Corp. (L)	6,920	105,322
Mattel, Inc. (L)	26,200	614,651
RC2 Corp. (I)	6,170	129,262

		849,235
Media - 1.20%
Comcast Corp., Class A	4,300	77,743
DIRECTV, Class A (I)	13,530	563,253
Discovery Communications,
Inc., Series A (I)(L)	9,400	409,370
DreamWorks Animation SKG, Inc. (I)(L)	6,700	213,797
Gannett Company, Inc. (L)	6,500	79,494
Genius Products, Inc. (I)	16	104
MCOT PCL	32,600	32,761
Naspers, Ltd.	7,752	378,793
Reed Elsevier NV	21,973	277,512
Stroer Out-of-Home Media AG (I)	1,831	54,302
The McGraw-Hill Companies, Inc. (L)	2,600	85,956
The Washington Post Company, Class B (L)	230	91,864
Virgin Media, Inc. (L)	19,200	441,984

		2,706,933
Multiline Retail - 0.12%
Big Lots, Inc. (I)	5,880	195,510
Family Dollar Stores, Inc. (L)	1,660	73,306

		268,816
Specialty Retail - 1.00%
AutoZone, Inc. (I)	800	183,128
Boshiwa International Holding, Ltd. (I)	60,000	57,689
Dick’s Sporting Goods, Inc. (I)(L)	3,650	102,346
Dufry Group AG	3,084	294,635
Esprit Holdings, Ltd.	55,200	297,183
Limited Brands, Inc.	8,000	214,240
Ross Stores, Inc.	6,960	380,155
The Children’s Place Retail Stores, Inc. (I)	2,120	103,392
The Gap, Inc.	9,870	183,977
TJX Companies, Inc.	9,900	441,837

		2,258,582
Textiles, Apparel & Luxury Goods - 0.97%
Asics Corp.	15,000	153,252
Carter’s, Inc. (I)	3,500	92,155
China Dongxiang Group Company	541,000	311,789
Coach, Inc.	10,450	448,932
Columbia Sportswear Company	800	46,752
Crocs, Inc. (I)(L)	147	1,912
Daphne International Holdings, Ltd.	354,000	418,798
Hanesbrands, Inc. (I)(L)	9,280	239,981
XTEP International Holdings	587,500	491,616

		2,205,187

		16,676,114
Consumer Staples - 3.96%
Beverages - 0.73%
Central European Distribution Corp. (I)	3,210	71,647
Dr. Pepper Snapple Group, Inc.	18,600	660,672
Kirin Holdings Company, Ltd.	27,000	383,280
PepsiCo, Inc.	2,910	193,340

62

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Beverages (continued)
The Coca-Cola Company	5,910	$345,853

		1,654,792
Food & Staples Retailing - 0.57%
Safeway, Inc. (L)	3,940	83,370
Wal-Mart Stores, Inc.	17,260	923,755
Walgreen Company	3,970	132,995
X5 Retail Group NV (I)	4,016	160,640

		1,300,760
Food Products - 0.64%
Archer-Daniels-Midland Company	6,420	204,926
ConAgra Foods, Inc.	12,600	276,444
Green Mountain Coffee Roasters, Inc. (I)(L)	6,050	188,700
Ralcorp Holdings, Inc. (I)	4,300	251,464
Tingyi (Cayman Islands) Holding Corp.	88,000	242,731
Tyson Foods, Inc., Class A (L)	17,200	275,544

		1,439,809
Household Products - 0.62%
Clorox Company	5,500	367,180
Kimberly-Clark Corp.	7,400	481,370
The Procter & Gamble Company	9,160	549,325

		1,397,875
Personal Products - 0.14%
Herbalife, Ltd.	3,420	206,397
The Estee Lauder Companies,
Inc., Class A (L)	1,700	107,491

		313,888
Tobacco - 1.26%
Altria Group, Inc.	40,530	973,531
Japan Tobacco, Inc.	74	246,772
KT&G Corp.	6,507	388,056
Lorillard, Inc.	4,840	388,700
Philip Morris International, Inc.	12,740	713,695
Reynolds American, Inc.	2,200	130,658

		2,841,412

		8,948,536
Energy - 4.05%
Energy Equipment & Services - 0.41%
Dril-Quip, Inc. (I)	2,270	140,990
FMC Technologies, Inc. (I)	2,500	170,725
Halliburton Company (L)	7,000	231,490
Nabors Industries, Ltd. (I)	2,770	50,026
National Oilwell Varco, Inc.	4,520	201,004
Oceaneering International, Inc. (I)	1,430	77,020
Schlumberger, Ltd.	770	47,440

		918,695
Oil, Gas & Consumable Fuels - 3.64%
Anadarko Petroleum Corp.	2,680	152,894
Apache Corp.	1,140	111,446
Cameco Corp. (Toronto Stock Exchange) (L)	6,700	185,791
Canadian Natural Resources, Ltd.	10,300	356,280
Chevron Corp.	15,500	1,256,275
ConocoPhillips	20,930	1,202,010
Devon Energy Corp.	2,370	153,434
Exxon Mobil Corp.	30,635	1,892,936
Inpex Corp.	84	395,468
Karoon Gas Australia, Ltd. (I)	30,811	224,851
Marathon Oil Corp.	14,485	479,454
Meg Energy Corp. (I)	1,600	55,749
MEG Energy Corp. (I)	7,800	271,776

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	2,340	$144,893
Noble Energy, Inc. (L)	3,240	243,292
Overseas Shipholding Group, Inc. (L)	3,020	103,646
Peabody Energy Corp.	6,920	339,149
Pioneer Natural Resources Company	1,800	117,054
QEP Resources, Inc.	4,700	141,658
Total SA	5,204	268,419
Ultra Petroleum Corp. (I)(L)	3,300	138,534

		8,235,009

		9,153,704
Financials - 8.22%
Capital Markets - 0.84%
Ameriprise Financial, Inc.	9,450	447,269
EFG International	16,413	189,320
SBI Holdings, Inc.	1,731	217,626
Stifel Financial Corp. (I)(L)	2,030	93,968
The Bank of New York Mellon Corp. (L)	1,760	45,989
The Goldman Sachs Group, Inc.	810	117,110
UBS AG Swiss Exchange	46,400	789,214

		1,900,496
Commercial Banks - 2.52%
Banco Bradesco SA, ADR	55,800	1,137,204
Banco Santander Brasil SA, ADR	30,800	424,116
Bank Rakyat Indonesia Tbk PT	58,500	65,441
BNP Paribas	2,306	164,790
CIT Group, Inc. (I)	4,800	195,936
Comerica, Inc.	9,600	356,640
East West Bancorp, Inc.	800	13,024
HDFC Bank, Ltd., ADR	1,300	239,681
Huntington Bancshares, Inc.	13,800	78,246
KeyCorp	15,000	119,400
Mitsubishi UFJ Financial Group	94,500	441,071
Nedbank Group, Ltd.	10,803	227,971
PNC Financial Services Group, Inc.	1,990	103,301
Regions Financial Corp.	23,200	168,664
Seven Bank, Ltd.	191	342,074
U.S. Bancorp	3,030	65,509
UniCredit Italiano SpA	60,302	154,419
Wells Fargo & Company	55,300	1,389,689

		5,687,176
Consumer Finance - 0.21%
Capital One Financial Corp.	7,120	281,596
Samsung Card Company, Ltd.	4,065	204,691

		486,287
Diversified Financial Services - 1.18%
Aberdeen Asset Management PLC	135,173	341,025
Bank of America Corp.	60,304	790,585
Citigroup, Inc. (I)	83,600	326,040
IntercontinentalExchange, Inc. (I)	1,200	125,664
JPMorgan Chase & Company	28,380	1,080,427

		2,663,741
Insurance - 2.25%
Aflac, Inc.	1,700	87,907
American Financial Group, Inc.	3,400	103,972
Assurant, Inc.	2,000	81,400
Assured Guaranty, Ltd.	4,450	76,140
Axis Capital Holdings, Ltd.	2,900	95,526
Berkshire Hathaway, Inc., Class B (I)(L)	4,360	360,485
Chubb Corp.	11,830	674,192
Everest Re Group, Ltd.	1,450	125,382
Marsh & McLennan Companies, Inc. (L)	11,400	274,968

63

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	5,120	$196,864
Prudential Financial, Inc.	7,440	403,099
Reinsurance Group of America, Inc.	1,500	72,435
Resolution, Ltd.	256,240	986,468
Samsung Fire & Marine
Insurance Company, Ltd.	1,187	203,000
The Allstate Corp.	15,460	487,763
The Travelers Companies, Inc.	7,590	395,439
Torchmark Corp.	1,500	79,710
Unum Group	8,090	179,194
White Mountains Insurance Group, Ltd.	660	203,584

		5,087,528
Real Estate Investment Trusts - 0.82%
Annaly Capital Management, Inc.	32,110	565,135
Apartment Investment & Management
Company, Class A	6,000	128,280
AvalonBay Communities, Inc.	2,600	270,218
HCP, Inc. (L)	7,600	273,448
Public Storage	700	67,928
SL Green Realty Corp.	1,700	107,661
The Link	55,688	164,939
Ventas, Inc. (L)	5,400	278,478

		1,856,087
Real Estate Management & Development - 0.17%
CB Richard Ellis Group, Inc., Class A (I)	4,400	80,432
Evergrande Real Estate Group, Ltd.	889,000	300,530

		380,962
Thrifts & Mortgage Finance - 0.23%
Hudson City Bancorp, Inc.	31,020	380,305
New York Community Bancorp, Inc. (I)(L)	8,500	138,125

		518,430

		18,580,707
Health Care - 6.42%
Biotechnology - 1.04%
Alkermes, Inc. (I)	11,420	167,303
AMAG Pharmaceuticals, Inc. (I)(L)	1,310	22,545
Amgen, Inc. (I)	8,100	446,391
Biogen Idec, Inc. (I)(L)	7,470	419,216
Celgene Corp. (I)(L)	2,100	120,981
Cephalon, Inc. (I)(L)	2,580	161,095
Cubist Pharmaceuticals, Inc. (I)	7,800	182,442
Gilead Sciences, Inc. (I)	11,480	408,803
Incyte Corp. (I)(L)	6,500	103,935
Onyx Pharmaceuticals, Inc. (I)(L)	2,120	55,926
Pharmasset, Inc. (I)	1,600	47,200
Regeneron Pharmaceuticals, Inc. (I)(L)	3,700	101,380
Rigel Pharmaceuticals, Inc. (I)(L)	5,700	47,937
Seattle Genetics, Inc. (I)(L)	4,000	62,120

		2,347,274
Health Care Equipment & Supplies - 0.29%
American Medical Systems
Holdings, Inc. (I)(L)	4,880	95,550
Cyberonics, Inc. (I)	2,090	55,761
Intuitive Surgical, Inc. (I)(L)	680	192,943
Medtronic, Inc.	2,000	67,160
Varian Medical Systems, Inc. (I)	1,800	108,900
Volcano Corp. (I)(L)	5,100	132,498

		652,812
Health Care Providers & Services - 1.14%
Aetna, Inc.	4,300	135,923

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
CIGNA Corp.	2,300	$82,294
Fleury SA	8,100	100,532
Health Net, Inc. (I)	7,400	201,206
Healthsouth Corp. (I)(L)	4,030	77,376
Humana, Inc. (I)	3,510	176,342
Lincare Holdings, Inc. (L)	4,040	101,364
McKesson Corp.	1,680	103,790
Owens & Minor, Inc.	4,090	116,401
Team Health Holdings, Inc. (I)(L)	4,057	52,376
UnitedHealth Group, Inc.	32,300	1,134,053
WellPoint, Inc. (I)	5,360	303,590

		2,585,247
Health Care Technology - 0.11%
Allscripts-Misys Healthcare Solutions, Inc. (I)	5,800	107,126
SXC Health Solutions Corp. (I)	4,080	148,798

		255,924
Life Sciences Tools & Services - 0.14%
ICON PLC, SADR (I)	3,560	76,967
Pharmaceutical Product Development, Inc.	6,770	167,828
Thermo Fisher Scientific, Inc. (I)	1,300	62,244

		307,039
Pharmaceuticals - 3.70%
Abbott Laboratories	14,630	764,271
Allergan, Inc.	9,600	638,688
AstraZeneca PLC	4,522	229,584
AstraZeneca PLC, SADR (L)	1,900	96,330
Auxilium Pharmaceuticals, Inc. (I)(L)	1,620	40,144
Bristol-Myers Squibb Company	38,680	1,048,615
Daiichi Sankyo Company, Ltd.	11,600	236,241
Eli Lilly & Company	56,180	2,052,255
Forest Laboratories, Inc. (I)	9,760	301,877
H. Lundbeck A/S (L)	15,002	264,830
Johnson & Johnson	8,460	524,182
King Pharmaceuticals, Inc. (I)	14,100	140,436
Merck & Company, Inc.	6,290	231,535
Pfizer, Inc.	88,255	1,515,338
Salix Pharmaceuticals, Ltd. (I)	2,320	92,150
Shionogi & Company, Ltd.	10,000	183,157

		8,359,633

		14,507,929
Industrials - 6.53%
Aerospace & Defense - 1.69%
AerCap Holdings NV (I)	4,050	47,912
BAE Systems PLC	69,735	375,375
CAE, Inc.	15,600	161,019
European Aeronautic Defence &
Space Company (I)	12,945	323,721
General Dynamics Corp.	7,580	476,100
L-3 Communications Holdings, Inc.	4,360	315,097
Lockheed Martin Corp.	2,630	187,466
Moog, Inc., Class A (I)	700	24,857
Northrop Grumman Corp.	7,520	455,938
Qinetiq PLC	204,436	346,785
Raytheon Company (I)(L)	8,540	390,363
Thales SA	6,699	244,980
The Boeing Company	6,960	463,118

		3,812,731
Air Freight & Logistics - 0.05%
United Parcel Service, Inc., Class B	1,600	106,704

64

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.10%
Allegiant Travel Company (L)	1,700	$71,944
Copa Holdings SA, Class A	2,900	156,339

		228,283
Building Products - 0.05%
Trex Company, Inc. (I)(L)	5,370	102,406
Commercial Services & Supplies - 0.26%
ACCO Brands Corp. (I)(L)	3,400	19,550
Corrections Corp. of America (I)	10,820	267,038
Knoll, Inc.	5,560	86,236
R.R. Donnelley & Sons Company	6,790	115,158
SYKES Enterprises, Inc. (I)	6,730	91,393

		579,375
Construction & Engineering - 0.24%
Aecom Technology Corp. (I)	5,300	128,578
Vinci SA	8,067	405,266

		533,844
Electrical Equipment - 0.43%
Belden, Inc.	19,900	524,962
Emerson Electric Company	4,500	236,970
Regal-Beloit Corp.	3,760	220,674

		982,606
Industrial Conglomerates - 1.18%
3M Company	6,370	552,343
Beijing Enterprises Holdings, Ltd.	47,000	334,997
General Electric Company	60,950	990,438
Jaiprakash Associates, Ltd.	150,821	405,749
Smiths Group PLC	16,010	307,006
Textron, Inc. (L)	4,200	86,352

		2,676,885
Machinery - 1.26%
ArvinMeritor, Inc. (I)(L)	10,150	157,731
Atlas Copco AB, Series A	9,286	179,587
Caterpillar, Inc. (I)(L)	8,390	660,125
Cummins, Inc.	2,800	253,624
Deere & Company	4,500	314,010
Joy Global, Inc.	5,590	393,089
Lindsay Corp.	1,600	69,312
Navistar International Corp. (I)	2,280	99,499
Pall Corp.	9,800	408,072
Parker Hannifin Corp.	850	59,551
United Tractors Tbk PT	84,500	193,738
Wabash National Corp. (I)	8,350	67,552

		2,855,890
Professional Services - 0.12%
Dun & Bradstreet Corp.	1,000	74,140
The Advisory Board Company (I)(L)	4,700	207,505

		281,645
Road & Rail - 0.55%
J.B. Hunt Transport Services, Inc.	4,657	161,598
Localiza Rent A Car SA	9,540	160,410
Norfolk Southern Corp.	2,500	148,775
Old Dominion Freight Lines, Inc. (I)(L)	5,600	142,352
Ryder Systems, Inc.	2,700	115,479
Union Pacific Corp.	5,600	458,080
Vitran Corp., Inc. (I)	6,100	66,795

		1,253,489
Trading Companies & Distributors - 0.56%
Beacon Roofing Supply, Inc. (I)	6,520	94,996
Mitsui & Company, Ltd.	33,800	502,907

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A (I)	8,370	$128,396
United Rentals, Inc. (I)	7,660	113,674
WW Grainger, Inc. (I)(L)	3,510	418,076

		1,258,049
Transportation Infrastructure - 0.04%
Cia de Concessoes Rodoviarias, ADR	3,900	100,612

		14,772,519
Information Technology - 12.78%
Communications Equipment - 2.18%
Acme Packet, Inc. (I)	1,800	68,292
Aruba Networks, Inc. (I)	3,880	82,799
Cisco Systems, Inc. (I)	11,950	261,705
CommScope, Inc. (I)	2,670	63,386
Comverse Technology, Inc. (I)	175,200	1,179,096
F5 Networks, Inc. (I)(F)	3,200	332,192
Finisar Corp. (I)(L)	8,040	151,072
Harris Corp.	3,100	137,299
Ixia (I)	4,900	60,760
Juniper Networks, Inc. (I)	5,700	172,995
Motorola, Inc. (I)	135,900	1,159,227
Polycom, Inc. (I)	5,390	147,039
QUALCOMM, Inc.	22,020	993,542
Riverbed Technology, Inc. (I)(L)	2,830	128,991

		4,938,395
Computers & Peripherals - 1.97%
Apple, Inc. (I)	10,020	2,843,175
EMC Corp. (I)	19,000	385,890
Hewlett-Packard Company	5,740	241,482
Lexmark International, Inc., Class A (I)(L)	4,620	206,144
NetApp, Inc. (I)(L)	10,300	512,837
SanDisk Corp. (I)	1,750	64,138
Wistron Corp.	114,000	207,883

		4,461,549
Electronic Equipment, Instruments & Components - 0.66%
FUJIFILM Holdings Corp.	18,000	597,765
Hollysys Automation Technologies, Ltd. (I)(L)	5,870	65,685
Jabil Circuit, Inc.	10,020	144,388
Kingboard Laminates Holdings, Ltd.	145,000	147,502
Multi-Fineline Electronix, Inc. (I)	1,580	34,744
Plexus Corp. (I)	2,200	64,570
Samsung SDI Company, Ltd.	2,119	289,916
Sanmina-SCI Corp. (I)	11,710	141,457

		1,486,027
Internet Software & Services - 3.01%
Akamai Technologies, Inc. (I)	3,300	165,594
Baidu, Inc., SADR (I)	3,600	369,432
Cognizant Technology Solutions
Corp., Class A (I)	8,600	554,442
eBay, Inc. (I)	20,730	505,812
Equinix, Inc. (I)(L)	1,270	129,985
Google, Inc., Class A (I)	1,130	594,143
GSI Commerce, Inc. (I)(L)	4,180	103,246
International Business Machines Corp.	9,100	1,220,674
Netease.com, Inc. (I)	9,100	358,904
SINA Corp. (I)	7,700	389,466
Sohu.com, Inc. (I)	13,700	789,394
Teradata Corp. (I)	9,700	374,032
The Western Union Company	30,600	540,702
VeriSign, Inc. (I)(L)	9,100	288,834
VistaPrint NV (I)(L)	1,790	69,184

65

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Yahoo!, Inc. (I)	24,500	$347,165

		6,801,009
IT Services - 0.14%
MasterCard, Inc., Class A	1,380	309,120
Semiconductors & Semiconductor Equipment - 1.91%
Altera Corp. (I)(L)	14,640	441,542
Applied Micro Circuits Corp. (I)(L)	10,240	102,400
Atheros Communications, Inc. (I)	2,440	64,294
Cavium Networks, Inc. (I)	3,300	94,908
Intel Corp.	39,800	765,354
LSI Corp. (I)(L)	12,600	57,456
Maxim Integrated Products, Inc.	63,100	1,167,981
Netlogic Microsystems, Inc. (I)	2,670	73,639
OmniVision Technologies, Inc. (I)(L)	4,670	107,597
Power Integrations, Inc. (I)(L)	2,700	85,833
Samsung Electronics Company, Ltd.	596	406,148
Skyworks Solutions, Inc. (I)(L)	9,480	196,046
Texas Instruments, Inc.	15,910	431,797
Wolfson Microelectronics PLC (I)	76,443	323,093

		4,318,088
Software - 2.91%
Activision Blizzard, Inc.	16,400	177,448
Citrix Systems, Inc. (I)(F)	4,826	329,326
Concur Technologies, Inc. (I)(L)	1,950	96,408
Electronic Arts, Inc. (I)	31,100	510,973
Informatica Corp. (I)(L)	4,770	183,216
Intuit, Inc. (I)	4,450	194,955
Microsoft Corp.	53,500	1,310,215
Nintendo Company, Ltd.	2,480	619,787
Oracle Corp.	6,230	167,276
Parametric Technology Corp. (I)	6,770	132,286
QLIK Technologies, Inc. (I)	2,800	61,740
Quest Software, Inc. (I)	1,000	24,590
Red Hat, Inc. (I)	14,100	578,100
Rovi Corp. (I)	2,030	102,332
Salesforce.com, Inc. (F)(I)(L)	6,410	716,638
Shanda Interactive Entertainment, Ltd. (I)(L)	17,400	681,210
SuccessFactors, Inc. (I)(L)	5,570	139,863
Symantec Corp. (I)	8,030	121,815
TIBCO Software, Inc. (I)	2,680	47,543
Totvs SA	1,000	76,773
VMware, Class A (I)(L)	3,200	271,808
Websense, Inc. (I)(L)	1,900	33,706

		6,578,008

		28,892,196
Materials - 2.59%
Chemicals - 0.89%
Eastman Chemical Company	2,810	207,940
Huabao International Holdings, Ltd.	413,000	647,909
LSB Industries, Inc. (I)	5,010	93,036
Lubrizol Corp.	4,020	425,999
Teijin, Ltd.	102,000	336,779
The Mosaic Company	5,250	308,490

		2,020,153
Construction Materials - 0.54%
BBMG Corp.	210,500	297,920
CRH PLC - London Exchange	22,132	364,144
HeidelbergCement AG	11,411	550,783

		1,212,847

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 0.07%
Silgan Holdings, Inc.	4,860	$154,062
Metals & Mining - 1.03%
Barrick Gold Corp.	6,200	286,998
BHP Billiton, Ltd., SADR (I)(L)	2,600	198,432
First Quantum Minerals, Ltd.	3,900	296,603
Freeport-McMoRan Copper & Gold, Inc.	6,145	524,722
Newmont Mining Corp. (I)(L)	2,300	144,463
Steel Dynamics, Inc.	24,800	349,928
Titanium Metals Corp. (I)(L)	6,500	129,740
Walter Energy, Inc. (I)(L)	1,090	88,606
Xstrata PLC	9,336	179,278
Yamato Kogyo Company, Ltd.	5,500	133,521

		2,332,291
Paper & Forest Products - 0.06%
International Paper Company	5,800	126,150

		5,845,503
Telecommunication Services - 2.80%
Diversified Telecommunication Services - 1.23%
AT&T, Inc.	44,460	1,271,556
BCE, Inc.	4,100	133,250
KT Corp.	14,911	597,917
Telefonica SA	13,316	330,341
Verizon Communications, Inc.	13,830	450,720

		2,783,784
Wireless Telecommunication Services - 1.57%
Advanced Info Service PLC	224,500	702,718
America Movil SAB de CV, Series L, ADR	10,300	549,299
American Tower Corp., Class A (I)(F)	19,300	989,318
Crown Castle International Corp. (I)	13,000	573,950
MetroPCS Communications, Inc. (I)(L)	13,210	138,177
SK Telecom Company, Ltd.	2,045	307,583
Vodafone Group PLC	119,014	294,615

		3,555,660

		6,339,444
Utilities - 1.63%
Electric Utilities - 0.74%
Entergy Corp.	5,470	418,619
Exelon Corp. (I)(L)	12,100	515,218
Pinnacle West Capital Corp. (I)(L)	9,250	381,748
Southern Company	9,800	364,952

		1,680,537
Gas Utilities - 0.31%
Energen Corp.	3,240	148,133
Snam Rete Gas SpA	64,413	326,483
Xinao Gas Holdings, Ltd.	78,000	221,106

		695,722
Independent Power Producers & Energy Traders - 0.11%
Constellation Energy Group, Inc.	7,890	254,374
Multi-Utilities - 0.31%
CenterPoint Energy, Inc.	5,310	83,473
Dominion Resources, Inc.	5,300	231,398
DTE Energy Company	4,100	188,313
Integrys Energy Group, Inc. (I)(L)	1,860	96,832
Xcel Energy, Inc.	4,260	97,852

		697,868

66

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Water Utilities - 0.16%
Companhia de Saneamento de Minas Gerais	23,100	$354,282

		3,682,783

TOTAL COMMON STOCKS (Cost $116,808,657)		$127,399,435

PREFERRED STOCKS - 0.01%
Financials - 0.01%
Consumer Finance - 0.01%
Capital One Capital V, 10.250%	20,000	21,650

TOTAL PREFERRED STOCKS (Cost $19,771)		$21,650

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 8.89%
U.S. Treasury Bonds - 5.23%
2.625%, 04/30/2016	$950,000	1,007,891
4.250%, 05/15/2039	350,000	384,781
4.375%, 02/15/2038	175,000	197,203
4.625%, 02/15/2040	700,000	817,688
5.250%, 11/15/2028	400,000	505,375
5.500%, 08/15/2028	350,000	454,016
6.250%, 08/15/2023	1,000,000	1,354,219
7.250%, 05/15/2016 to 08/15/2022	2,730,000	3,802,154
8.750%, 05/15/2017 to 08/15/2020	2,200,000	3,312,312

		11,835,639
U.S. Treasury Notes - 1.28%
3.125%, 08/31/2013 to 10/31/2016	2,000,000	2,156,156
4.500%, 11/30/2011	710,000	744,446

		2,900,602
Federal Home Loan Mortgage Corp. - 0.44%
4.500%, 10/01/2038	154,814	161,551
5.125%, 10/18/2016	400,000	472,429
5.250%, 04/18/2016	300,000	354,729

		988,709
Federal National Mortgage Association - 0.73%
4.500%, TBA	225,000	234,369
4.520%, 04/01/2020	298,560	327,629
4.680%, 02/01/2020	298,373	330,907
4.875%, 12/15/2016	200,000	233,491
6.000%, 05/15/2011	500,000	517,687

		1,644,083
Government National Mortgage Association - 0.23%
5.000%, 04/15/2036 to 04/15/2038	484,080	516,513
Treasury Inflation Protected Securities (D) - 0.98%
2.625%, 07/15/2017	1,914,422	2,208,615

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $18,499,023)		$20,094,161

FOREIGN GOVERNMENT
OBLIGATIONS - 0.32%
Brazil - 0.26%
Brazil Notas do Tesouro Nacional, Series F
10.000%, 01/01/2012	550,000	327,271
Federative Republic of Brazil
5.875%, 01/15/2019	200,000	234,500
7.125%, 01/20/2037	30,000	39,450

		601,221

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Qatar - 0.06%
Government of Qatar
4.000%, 01/20/2015 (S)	$120,000	$126,600

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $658,049)		$727,821

CORPORATE BONDS - 16.00%
Consumer Discretionary - 1.72%
British Sky Broadcasting Group PLC
5.625%, 10/15/2015 (S)	40,000	45,486
CBS Corp.
5.750%, 04/15/2020	90,000	99,964
8.200%, 05/15/2014	95,000	113,194
Comcast Cable Communications
8.500%, 05/01/2027	50,000	63,624
Comcast Corp.
5.850%, 11/15/2015	35,000	40,574
6.450%, 03/15/2037	300,000	333,174
COX Communications, Inc.
5.450%, 12/15/2014	80,000	90,532
6.250%, 06/01/2018 (S)	35,000	40,352
8.375%, 03/01/2039 (S)	80,000	107,394
CSC Holdings, Inc.
7.625%, 07/15/2018	60,000	64,650
D.R. Horton, Inc.
7.875%, 08/15/2011	60,000	62,550
Daimler Finance North America LLC
7.300%, 01/15/2012	210,000	225,862
DIRECTV Holdings LLC
4.750%, 10/01/2014	70,000	76,473
Ford Motor Company
7.450%, 07/16/2031	35,000	36,488
Grupo Televisa SA
6.625%, 01/15/2040	95,000	108,056
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	25,000	29,188
Limited Brands, Inc.
7.000%, 05/01/2020	10,000	10,800
Macy’s Retail Holdings, Inc.
5.900%, 12/01/2016	30,000	31,950
6.900%, 04/01/2029	50,000	50,625
NetFlix, Inc.
8.500%, 11/15/2017	15,000	16,725
Newell Rubbermaid, Inc.
4.700%, 08/15/2020	15,000	15,705
5.500%, 04/15/2013	30,000	32,618
News America Holdings, Inc.
9.250%, 02/01/2013	10,000	11,678
News America, Inc.
6.150%, 03/01/2037	75,000	80,756
7.280%, 06/30/2028	140,000	162,023
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	115,000	122,319
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	20,000	21,075
QVC, Inc.
7.500%, 10/01/2019 (S)	20,000	20,900
Staples, Inc.
9.750%, 01/15/2014	170,000	210,538
Tenneco, Inc.
8.125%, 11/15/2015	20,000	20,925
Thomson Reuters Corp.
4.700%, 10/15/2019	175,000	193,143

67

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Time Warner Cable, Inc.
5.000%, 02/01/2020	$115,000	$123,139
5.850%, 05/01/2017	75,000	85,507
6.550%, 05/01/2037	40,000	45,099
6.750%, 07/01/2018	100,000	119,249
8.250%, 02/14/2014	50,000	59,685
Time Warner, Inc.
4.700%, 01/15/2021	60,000	63,565
5.875%, 11/15/2016	15,000	17,473
7.625%, 04/15/2031	150,000	185,934
Viacom, Inc.
5.625%, 09/15/2019	180,000	205,163
6.125%, 10/05/2017	30,000	35,036
6.250%, 04/30/2016	75,000	88,003
Videotron Ltee
9.125%, 04/15/2018	15,000	16,875
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020 (S)	15,000	15,825
Yum! Brands Inc
5.300%, 09/15/2019	260,000	289,960

		3,889,854
Consumer Staples - 1.49%
Altria Group, Inc.
9.700%, 11/10/2018	240,000	324,864
10.200%, 02/06/2039	25,000	36,947
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	30,000	32,306
6.875%, 11/15/2019 (S)	25,000	31,112
7.750%, 01/15/2019 (S)	175,000	227,012
BAT International Finance PLC
9.500%, 11/15/2018 (S)	15,000	20,392
Bottling Group LLC
5.125%, 01/15/2019	45,000	51,641
Cargill, Inc.
5.600%, 09/15/2012 (S)	150,000	162,093
Coca-Cola Enterprises, Inc.
7.375%, 03/03/2014	145,000	174,347
Companhia de Bebidas das Americas
8.750%, 09/15/2013	60,000	70,800
Constellation Brands, Inc.
7.250%, 05/15/2017	15,000	15,994
CVS Caremark Corp.
6.125%, 08/15/2016	110,000	129,916
Dr Pepper Snapple Group, Inc.
2.350%, 12/21/2012	45,000	46,173
6.820%, 05/01/2018	85,000	105,166
General Mills, Inc.
5.200%, 03/17/2015	5,000	5,724
5.250%, 08/15/2013	185,000	206,508
5.650%, 02/15/2019	25,000	29,281
International CCE, Inc.
2.125%, 09/15/2015	170,000	170,277
Kellogg Company
4.450%, 05/30/2016	100,000	112,315
Kraft Foods, Inc.
4.125%, 02/09/2016	170,000	183,978
6.750%, 02/19/2014	40,000	46,523
6.875%, 02/01/2038	70,000	84,884
Lorillard Tobacco Company
6.875%, 05/01/2020	25,000	26,443
PepsiCo, Inc.
7.900%, 11/01/2018	65,000	86,598

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Philip Morris International, Inc.
5.650%, 05/16/2018	$195,000	$228,307
President and Fellows of Harvard College
5.625%, 10/01/2038	100,000	116,743
Princeton University
5.700%, 03/01/2039	40,000	47,291
Reynolds American, Inc.
7.250%, 06/01/2013	45,000	50,559
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	20,000	23,000
SUPERVALU, Inc.
8.000%, 05/01/2016	25,000	25,188
The Kroger Company
6.200%, 06/15/2012	50,000	54,297
6.750%, 04/15/2012	160,000	173,434
Tyson Foods, Inc.
7.350%, 04/01/2016	45,000	49,781
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	200,000	207,177

		3,357,071
Energy - 1.20%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	140,000	140,168
Basic Energy Services, Inc.
11.625%, 08/01/2014	15,000	16,500
BP Capital Markets PLC
3.125%, 10/01/2015	250,000	251,429
4.750%, 03/10/2019	20,000	20,914
Burlington Resources Finance Company
7.400%, 12/01/2031	25,000	32,195
Canadian Natural Resources, Ltd.
4.900%, 12/01/2014	75,000	83,630
Chesapeake Energy Corp.
6.875%, 11/15/2020	20,000	21,200
ConocoPhillips
4.600%, 01/15/2015	85,000	95,501
5.900%, 05/15/2038	70,000	81,351
6.500%, 02/01/2039	50,000	62,628
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	5,000	5,413
8.250%, 04/01/2020 (S)	10,000	10,925
El Paso Corp.
7.000%, 06/15/2017	35,000	37,161
Energy Transfer Equity LP
7.500%, 10/15/2020	10,000	10,525
Enterprise Products Operating LLC
5.250%, 01/31/2020	110,000	119,090
Kinder Morgan Energy Partners LP
5.800%, 03/01/2021	235,000	262,429
6.500%, 02/01/2037	50,000	53,979
6.850%, 02/15/2020	100,000	119,219
Marathon Oil Corp.
6.500%, 02/15/2014	65,000	74,657
Newfield Exploration Company
7.125%, 05/15/2018	10,000	10,675
Nexen, Inc.
7.500%, 07/30/2039	20,000	24,568
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	200,000	212,705
Peabody Energy Corp.
6.500%, 09/15/2020	71,000	76,414
7.375%, 11/01/2016	35,000	38,150
Pioneer Natural Resources Company
6.650%, 03/15/2017	25,000	26,654

68

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Plains All American Pipeline LP
5.750%, 01/15/2020	$70,000	$77,298
Range Resources Corp.
7.500%, 10/01/2017	10,000	10,650
Statoil ASA
3.125%, 08/17/2017	200,000	208,031
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	35,000	46,661
Transocean, Inc.
4.950%, 11/15/2015	200,000	208,040
Valero Energy Corp.
4.500%, 02/01/2015	70,000	74,850
XTO Energy, Inc.
5.500%, 06/15/2018	175,000	209,637

		2,723,247
Financials - 5.90%
ACE Capital Trust II
9.700%, 04/01/2030	75,000	92,402
ACE INA Holdings, Inc.
5.700%, 02/15/2017	75,000	84,077
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	70,000	79,173
AMB Property LP
6.125%, 12/01/2016	55,000	61,073
American Express Centurion Bank
6.000%, 09/13/2017	250,000	285,162
Ameriprise Financial, Inc.
5.300%, 03/15/2020	40,000	44,194
AvalonBay Communities, Inc.
6.100%, 03/15/2020	285,000	330,045
Bank of America Corp.
5.625%, 07/01/2020	165,000	174,355
5.650%, 05/01/2018	415,000	439,695
5.750%, 12/01/2017	60,000	64,149
Bank of New York Mellon Corp.
4.300%, 05/15/2014	60,000	65,900
Barclays Bank PLC
6.750%, 05/22/2019	120,000	142,604
BNP Paribas
3.250%, 03/11/2015	165,000	171,084
Brandywine Operating Partnership LP
7.500%, 05/15/2015	125,000	140,176
Capital One Financial Corp.
6.150%, 09/01/2016	150,000	164,535
7.375%, 05/23/2014	45,000	52,548
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	58,893	58,316
Citigroup Capital XXI (8.300% to 12/21/2037,
then 3 month LIBOR + 4.170%)
12/21/2057	50,000	52,500
Citigroup, Inc.
4.750%, 05/19/2015	50,000	52,626
5.500%, 08/27/2012	100,000	106,524
6.125%, 11/21/2017 to 05/15/2018	275,000	300,128
6.500%, 08/19/2013	245,000	270,710
6.875%, 03/05/2038	150,000	167,539
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	180,000	185,703
Credit Suisse New York
6.000%, 02/15/2018	400,000	441,746
Discover Financial Services
6.450%, 06/12/2017	140,000	150,624
Dupont Fabros Technology LP
8.500%, 12/15/2017	25,000	26,813

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Equity One, Inc.
6.000%, 09/15/2017	$80,000	$82,629
ERAC USA Finance Company
6.375%, 10/15/2017 (S)	235,000	273,198
ERP Operating LP
4.750%, 07/15/2020	65,000	67,619
Federal Realty Investment Trust
5.650%, 06/01/2016	20,000	22,194
General Electric Capital Corp.
6.875%, 01/10/2039	15,000	17,226
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	65,000	69,348
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	15,000	15,150
Health Care Property, Inc.
5.650%, 12/15/2013	185,000	198,843
Host Hotels & Resorts LP
6.375%, 03/15/2015	15,000	15,356
HSBC Holdings PLC
0.491%, 10/06/2016 (P)	150,000	143,536
6.800%, 06/01/2038	300,000	347,952
International Lease Finance Corp.
5.650%, 06/01/2014	30,000	29,100
6.375%, 03/25/2013	45,000	45,225
6.750%, 09/01/2016 (S)	5,000	5,350
John Deere Capital Corp.
5.100%, 01/15/2013	70,000	76,408
JPMorgan Chase & Company
3.700%, 01/20/2015	175,000	184,931
5.375%, 10/01/2012	50,000	54,090
6.000%, 01/15/2018	345,000	393,983
6.125%, 06/27/2017	100,000	113,198
6.400%, 05/15/2038	250,000	299,106
Kimco Realty Corp.
6.875%, 10/01/2019	120,000	139,720
Lazard Group LLC
6.850%, 06/15/2017	200,000	214,210
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)	250,000	262,879
Liberty Property LP
7.250%, 03/15/2011	30,000	30,687
Lincoln National Corp.
4.300%, 06/15/2015	60,000	63,639
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	125,000	128,050
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013 to 07/15/2014	210,000	226,254
6.400%, 08/28/2017	55,000	60,190
6.875%, 04/25/2018	165,000	185,080
MetLife, Inc.
5.000%, 06/15/2015	150,000	166,540
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	25,000	27,216
Morgan Stanley
4.200%, 11/20/2014	100,000	103,711
6.000%, 05/13/2014 to 04/28/2015	400,000	439,451
6.625%, 04/01/2018	100,000	110,866
Morgan Stanley Dean Witter
6.600%, 04/01/2012	75,000	80,668
Nationwide Mutual Insurance Co.
9.375%, 08/15/2039 (S)	100,000	118,087
NB Capital Trust IV
8.250%, 04/15/2027	55,000	56,375

69

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Nomura Holdings, Inc.
5.000%, 03/04/2015	$80,000	$86,429
PNC Funding Corp.
5.625%, 02/01/2017	200,000	218,452
Principal Financial Group, Inc.
6.050%, 10/15/2036	175,000	180,836
Provident Funding Associates
10.250%, 04/15/2017 (S)	25,000	25,750
Prudential Financial, Inc.
4.750%, 09/17/2015	120,000	129,834
5.150%, 01/15/2013	115,000	122,743
6.625%, 06/21/2040	65,000	74,584
Realty Income Corp.
6.750%, 08/15/2019	210,000	240,728
Simon Property Group LP
4.375%, 03/01/2021	190,000	192,607
6.100%, 05/01/2016	45,000	52,311
The Bear Stearns Companies LLC
5.350%, 02/01/2012	15,000	15,856
6.400%, 10/02/2017	115,000	133,948
6.950%, 08/10/2012	25,000	27,634
The Charles Schwab Corp.
4.950%, 06/01/2014	55,000	61,125
The Goldman Sachs Group, Inc.
6.000%, 05/01/2014	90,000	100,441
6.150%, 04/01/2018	295,000	327,217
6.250%, 09/01/2017	85,000	95,272
6.750%, 10/01/2037	180,000	187,097
7.500%, 02/15/2019	110,000	130,873
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	160,000	169,782
6.375%, 02/01/2011	125,000	126,808
UFJ Finance Aruba AEC
6.750%, 07/15/2013	100,000	112,721
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	60,000	64,721
Unitrin, Inc.
6.000%, 05/15/2017	25,000	25,760
Unum Group
7.125%, 09/30/2016	45,000	51,941
W.R. Berkley Corp.
5.600%, 05/15/2015	100,000	107,596
Wachovia Corp.
5.500%, 05/01/2013	195,000	214,386
5.750%, 06/15/2017	180,000	205,519
WEA Finance LLC
7.125%, 04/15/2018 (S)	135,000	158,743
7.500%, 06/02/2014 (S)	100,000	116,419
Wells Fargo & Company
3.750%, 10/01/2014	150,000	159,004
4.950%, 10/16/2013	240,000	259,874
Weyerhaeuser Company
7.375%, 10/01/2019	75,000	82,029

		13,331,506
Health Care - 0.73%
AmerisourceBergen Corp.
4.875%, 11/15/2019	30,000	32,415
5.875%, 09/15/2015	75,000	86,026
Amgen, Inc.
3.450%, 10/01/2020	100,000	100,671
6.400%, 02/01/2039	40,000	48,431
6.900%, 06/01/2038	100,000	129,377

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts, Inc.
6.250%, 06/15/2014	$60,000	$68,909
7.500%, 02/15/2019	5,000	6,314
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	15,000	17,100
HCA, Inc.
8.500%, 04/15/2019	55,000	61,325
Life Technologies Corp.
6.000%, 03/01/2020	30,000	33,984
Medco Health Solutions, Inc.
7.125%, 03/15/2018	60,000	73,685
Merck & Company, Inc.
4.000%, 06/30/2015	125,000	138,357
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	45,000	51,659
Pfizer, Inc.
6.200%, 03/15/2019	170,000	209,313
Quest Diagnostics, Inc.
6.950%, 07/01/2037	150,000	172,151
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	150,000	181,720
Tenet Healthcare Corp.
8.875%, 07/01/2019	30,000	33,113
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	40,000	42,177
UnitedHealth Group, Inc.
6.000%, 02/15/2018	75,000	87,550
WellPoint, Inc.
4.350%, 08/15/2020	35,000	36,278
7.000%, 02/15/2019	30,000	36,531

		1,647,086
Industrials - 1.23%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	25,000	27,000
Case New Holland, Inc.
7.875%, 12/01/2017 (S)	5,000	5,431
CNH America LLC
7.250%, 01/15/2016	15,000	15,975
Continental Airlines, Inc.
6.648%, 09/15/2017	49,518	50,632
Continental Airlines, Inc., Series 1997-4A
01/02/2018	45,328	47,594
Corrections Corp. of America
6.750%, 01/31/2014	35,000	35,700
Deluxe Corp.
7.375%, 06/01/2015	30,000	30,900
Esterline Technologies Corp.
7.000%, 08/01/2020 (S)	5,000	5,175
GATX Corp.
4.750%, 05/15/2015	65,000	69,527
General Electric Capital Corp.
2.000%, 09/28/2012	515,000	529,079
2.800%, 01/08/2013	400,000	411,950
3.750%, 11/14/2014	150,000	158,903
4.800%, 05/01/2013	225,000	242,909
6.750%, 03/15/2032	90,000	100,057
General Electric Company
5.250%, 12/06/2017	280,000	315,140
L-3 Communications Corp.
5.200%, 10/15/2019	120,000	129,696
Masco Corp.
6.500%, 08/15/2032	15,000	12,873
7.125%, 03/15/2020	65,000	66,587

70

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017	$15,000	$15,825
Navistar International Corp.
8.250%, 11/01/2021	15,000	16,013
NBC Universal, Inc.
4.375%, 04/01/2021 (S)	100,000	100,990
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	30,000	32,288
Republic Services, Inc.
5.250%, 11/15/2021	180,000	198,843
Southwest Airlines Company, Series 2007-1
6.150%, 08/01/2022	22,124	23,672
Textron, Inc.
7.250%, 10/01/2019	60,000	71,063
Waste Management, Inc.
6.375%, 03/11/2015	60,000	70,386

		2,784,208
Information Technology - 0.31%
Avnet, Inc.
6.625%, 09/15/2016	75,000	86,063
Equinix, Inc.
8.125%, 03/01/2018	20,000	21,350
Fiserv, Inc.
6.125%, 11/20/2012	60,000	65,472
International Business Machines Corp.
5.700%, 09/14/2017	100,000	119,452
Mantech International Corp.
7.250%, 04/15/2018	10,000	10,375
Oracle Corp.
6.125%, 07/08/2039	55,000	65,423
Seagate Technology International
10.000%, 05/01/2014 (S)	80,000	94,400
Unisys Corp.
12.750%, 10/15/2014 (S)	35,000	41,650
Xerox Corp.
4.250%, 02/15/2015	60,000	64,440
6.350%, 05/15/2018	50,000	58,001
6.400%, 03/15/2016	60,000	69,881

		696,507
Materials - 0.39%
Agrium, Inc.
7.125%, 05/23/2036	85,000	103,586
ArcelorMittal
6.125%, 06/01/2018	200,000	216,277
Ball Corp.
6.750%, 09/15/2020	30,000	31,800
CF Industries, Inc.
7.125%, 05/01/2020	15,000	16,406
Cytec Industries, Inc.
6.000%, 10/01/2015	50,000	56,235
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	15,000	15,881
Holcim US Finance
6.000%, 12/30/2019 (S)	70,000	76,371
International Paper Co.
7.400%, 06/15/2014	30,000	34,759
International Paper Company
7.300%, 11/15/2039	30,000	33,585
MeadWestvaco Corp.
7.375%, 09/01/2019	50,000	55,088
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	125,000	150,720

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rock-Tenn Company
9.250%, 03/15/2016	$15,000	$16,463
Vale Inco, Ltd.
5.700%, 10/15/2015	60,000	64,905

		872,076
Telecommunication Services - 1.44%
AT&T, Inc.
5.350%, 09/01/2040 (S)	73,000	73,322
5.500%, 02/01/2018	150,000	173,957
6.300%, 01/15/2038	300,000	338,747
7.875%, 03/01/2011	50,000	51,493
British Telecommunications PLC
9.375%, 12/15/2010	30,000	30,474
9.875%, 12/15/2030	50,000	69,604
Cricket Communications, Inc.
7.750%, 05/15/2016	25,000	26,531
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	100,000	139,995
Discovery Communications LLC
5.050%, 06/01/2020	65,000	70,745
France Telecom SA
8.500%, 03/01/2031	100,000	144,604
Frontier Communications Corp.
7.125%, 03/15/2019	25,000	25,625
8.250%, 04/15/2017	10,000	10,938
Liberty Media Corp.
8.250%, 02/01/2030	30,000	28,950
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	200,000	215,985
Qwest Communications International, Inc.
8.000%, 10/01/2015	20,000	21,650
Qwest Corp.
8.375%, 05/01/2016	55,000	65,038
Rogers Communications, Inc.
6.800%, 08/15/2018	165,000	203,803
Rogers Wireless, Inc.
7.250%, 12/15/2012	50,000	56,335
SBA Telecommunications, Inc.
8.250%, 08/15/2019	15,000	16,500
Sprint Capital Corp.
6.900%, 05/01/2019	15,000	15,075
Telecom Italia Capital SA
5.250%, 11/15/2013	175,000	188,036
6.000%, 09/30/2034	150,000	141,467
6.200%, 07/18/2011	50,000	51,801
Telefonica Emisiones SAU
5.134%, 04/27/2020	75,000	81,582
Verizon Communications, Inc.
5.550%, 02/15/2016	50,000	57,877
6.400%, 02/15/2038	50,000	57,813
6.900%, 04/15/2038	50,000	60,767
8.750%, 11/01/2018	285,000	387,758
8.950%, 03/01/2039	25,000	36,647
Verizon Wireless Capital LLC
5.550%, 02/01/2014	165,000	186,631
8.500%, 11/15/2018	35,000	47,651
Vodafone Group PLC
5.450%, 06/10/2019	140,000	161,991
Windstream Corp.
7.875%, 11/01/2017	20,000	20,850

		3,260,242

71

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 1.59%
AES Corp.
8.000%, 06/01/2020	$45,000	$48,825
Atmos Energy Corp.
6.350%, 06/15/2017	30,000	34,351
Carolina Power & Light Company
5.300%, 01/15/2019	55,000	63,907
6.500%, 07/15/2012	40,000	43,778
CenterPoint Energy Houston Electric
LLC, Series U
7.000%, 03/01/2014	45,000	53,104
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	20,000	23,170
CenterPoint Energy, Inc.
6.500%, 05/01/2018	70,000	81,239
Commonwealth Edison Company
5.950%, 08/15/2016	150,000	178,046
Dominion Resources, Inc.
6.400%, 06/15/2018	70,000	85,332
7.000%, 06/15/2038	65,000	83,902
Duke Energy Corp.
5.650%, 06/15/2013	160,000	178,209
Edison International
3.750%, 09/15/2017	85,000	87,169
Electricite de France
6.950%, 01/26/2039 (S)	75,000	97,843
Enel Finance International SA
6.800%, 09/15/2037 (S)	175,000	197,659
Georgia Power Company
5.250%, 12/15/2015	165,000	189,832
MidAmerican Energy Company
5.125%, 01/15/2013	100,000	109,301
MidAmerican Energy Holdings Company
6.125%, 04/01/2036	75,000	85,780
Nevada Power Company
6.500%, 08/01/2018	70,000	84,689
NiSource Finance Corp.
6.400%, 03/15/2018	75,000	86,981
Northern States Power Company
6.250%, 06/01/2036	35,000	42,795
NRG Energy, Inc.
7.375%, 01/15/2017	15,000	15,375
NSTAR
4.500%, 11/15/2019	20,000	22,042
Ohio Edison Company
6.875%, 07/15/2036	80,000	93,332
Oncor Electric Delivery Company
7.500%, 09/01/2038	70,000	91,186
Potomac Electric Power Company
6.500%, 11/15/2037	125,000	156,139
PPL Electric Utilities Corp.
6.250%, 05/15/2039	20,000	24,342
Public Service Company of Colorado
5.125%, 06/01/2019	165,000	189,932
Puget Sound Energy, Inc.
5.757%, 10/01/2039	140,000	151,831
San Diego Gas & Electric Company
6.000%, 06/01/2039	35,000	42,500
Sempra Energy
6.500%, 06/01/2016	115,000	137,640
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	70,000	81,752
Southern California Edison Company
6.000%, 01/15/2034	150,000	177,644

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Union Electric Company
6.400%, 06/15/2017	$75,000	$88,272
6.700%, 02/01/2019	75,000	91,171
Virginia Electric and Power Company
8.875%, 11/15/2038	100,000	152,142
Wisconsin Energy Corp.
6.200%, 04/01/2033	15,000	17,437
Wisconsin Power and Light Company
5.000%, 07/15/2019	125,000	142,927
Xcel Energy, Inc.
4.700%, 05/15/2020	65,000	70,659

		3,602,235

TOTAL CORPORATE BONDS (Cost $32,636,254)		$36,164,032

MUNICIPAL BONDS - 0.73%
California - 0.23%
Bay Area Toll Authority
6.263%, 04/01/2049	150,000	166,136
Irvine Ranch Water District Joint
Powers Agency
2.605%, 03/15/2014	130,000	135,065
Los Angeles Unified School District
5.750%, 07/01/2034	125,000	126,084
University of California
5.770%, 05/15/2043	85,000	89,531

		516,816
Illinois - 0.12%
Chicago Illinois O’Hare International Airport
6.845%, 01/01/2038	155,000	161,829
Illinois State Toll Highway Authority
6.184%, 01/01/2034	95,000	101,383

		263,212
Maryland - 0.02%
Maryland State Transportation Authority
5.888%, 07/01/2043	40,000	44,101
Massachusetts - 0.06%
Massachusetts School Building Authority
5.715%, 08/15/2039	120,000	136,099
Missouri - 0.06%
University of Missouri
5.960%, 11/01/2039	110,000	127,214
New Jersey - 0.06%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	100,000	124,752
New York - 0.11%
New York State Thruway Authority
5.883%, 04/01/2030	185,000	207,807
Port Authority of New York & New Jersey
6.040%, 12/01/2029	45,000	50,605

		258,412
Texas - 0.07%
North Texas Tollway Authority
6.718%, 01/01/2049	155,000	170,100

TOTAL MUNICIPAL BONDS (Cost $1,499,353)		$1,640,706

72

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.20%
Commercial & Residential - 2.20%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class A5,
4.857%, 07/10/2043 (P)	$260,000	$281,421
Series 2005-6, Class A4,
5.346%, 09/10/2047 (P)	185,000	203,659
Bear Stearns Commercial Mortgage Securities
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	245,000	267,828
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	195,000	216,328
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	300,000	328,271
Series 2006-T24, Class A4,
5.537%, 10/12/2041 (P)	300,000	331,074
Series 2006-PW11, Class A4,
5.623%, 03/11/2039 (P)	225,000	248,317
Series 2006-PW12, Class A4,
5.907%, 09/11/2038 (P)	255,000	284,647
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4
5.609%, 02/15/2039 (P)	300,000	330,252
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	300,000	319,840
Series 2004-GG1, Class A7,
5.317%, 06/10/2036 (P)	70,000	76,715
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A
4.751%, 07/10/2039	300,000	322,551
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2005-LDP4, Class A4
4.918%, 10/15/2042 (P)	175,000	188,546
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.838%, 05/12/2039 (P)	100,000	109,106
Morgan Stanley Capital I
Series 2005-T17, Class A5,
4.780%, 12/13/2041	300,000	323,418
Series 2005-T19, Class A4A,
4.890%, 06/12/2047	250,000	271,952
Series 2006-T21, Class A4,
5.162%, 10/12/2052 (P)	100,000	108,682
Series 2006-IQ11, Class A4,
5.938%, 10/15/2042 (P)	185,000	205,121
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	174,141	184,229
Series 2001, Class A4,
6.390%, 07/15/2033	69,552	71,466
Series 2001-TOP1, Class A4,
6.660%, 02/15/2033	33,609	33,783
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	70,000	74,206
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4,
4.935%, 04/15/2042	100,000	108,188

Core Allocation Plus Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial Mortgage
Trust (continued)
Series 2005-C20, Class A7,
5.118%, 07/15/2042 (P)	$85,000	$93,303

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,193,092)		$4,982,903

ASSET BACKED SECURITIES - 0.22%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	235,000	251,405
CenterPoint Energy Transition Bond
Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	28,132	29,277
Series A-4,
5.170%, 08/01/2019	28,000	33,001
Hertz Vehicle Financing LLC,
Series 2010-1A, Class A2
3.740%, 02/25/2017 (S)	150,000	155,262
USAA Auto Owner Trust,
Series 2006-4, Class A4
4.980%, 10/15/2012	32,399	32,460

TOTAL ASSET BACKED SECURITIES (Cost $473,099)		$501,405

INVESTMENT COMPANIES - 0.99%
Investment Companies - 0.99%
iPATH S&P 500 VIX Mid-Term
Futures ETN (I)	6,100	528,748
iPATH S&P 500 VIX Short-Term
Futures ETN (I)	49,200	852,144
iShares Barclays 20+ Year Treasury
Bond Fund	7,000	738,570
SPDR Trust Series 1 (L)	1,100	125,532

		2,244,994

TOTAL INVESTMENT COMPANIES (Cost $2,438,710)		$2,244,994

WARRANTS - 0.00%
Washington Mutual, Inc. (Expiration
Date: 04/14/2013) (I)	1,429	0

TOTAL WARRANTS (Cost $0)		$0

SHORT-TERM INVESTMENTS - 20.85%
Repurchase Agreement - 13.32%
Bank of New York Mellon Tri-Party
Repurchase Agreement dated 09/30/2010 at
0.250% to be repurchased at $30,100,209 on
10/01/2010, collateralized by
$30,596,892 Government National Mortgage
Association, 4.50% due 07/20/2040 (valued
at $30,702,000 including interest)	$30,100,000	30,100,000
Securities Lending Collateral - 7.53%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	1,701,832	17,033,301

TOTAL SHORT-TERM INVESTMENTS (Cost $47,135,252)		$47,133,301

Total Investments (Core Allocation Plus Trust)
(Cost $224,361,260) - 106.57%		$240,910,408
Other assets and liabilities, net - (6.57%)		(14,858,672)

TOTAL NET ASSETS - 100.00%		$226,051,736

73

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%
Affiliated Investment Companies - 100.02%
Equity (G) - 86.62%
John Hancock Trust - 86.62%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	2,256,860	$22,365,486
Balanced, Series NAV (T. Rowe Price)	5,001,450	77,122,362
International Index, Series NAV (MFC
Global U.S.A.) (A)	431,799	7,198,087
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	146,807	2,313,671
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	191,273	2,316,317
Fixed Income (G) - 13.40%
John Hancock Trust - 13.40%
Total Bond Market
A, Series NAV (Declaration) (A)	1,196,942	17,223,994

		128,539,917

TOTAL INVESTMENT COMPANIES (Cost $122,114,107)		$128,539,917

Total Investments (Core Balanced Trust)
(Cost $122,114,107) - 100.02%		$128,539,917
Other assets and liabilities, net - (0.02%)		(30,558)

TOTAL NET ASSETS - 100.00%		$128,509,359

Core Balanced Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.80%
Affiliated Investment Companies - 100.80%
Equity (G) - 50.75%
John Hancock Trust - 50.75%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	109,037	$1,080,552
International Index, Series NAV (MFC
Global U.S.A.) (A)	29,773	496,318
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	11,795	185,887
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	6,118	74,092
Fixed Income (G) - 50.05%
John Hancock Trust - 50.05%
Total Bond Market
A, Series NAV (Declaration) (A)	125,888	1,811,531

		3,648,380

TOTAL INVESTMENT COMPANIES (Cost $3,508,027)		$3,648,380

Total Investments (Core Balanced Strategy Trust)
(Cost $3,508,027) - 100.80%		$3,648,380
Other assets and liabilities, net - (0.80%)		(28,877)

TOTAL NET ASSETS - 100.00%		$3,619,503

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 60.96%
U.S. Treasury Bonds - 4.84%
1.875%, 09/30/2017	$14,092,000	$14,058,964
3.875%, 08/15/2040	15,988,000	16,525,096
4.250%, 05/15/2039	8,689,000	9,552,469
4.375%, 11/15/2039 to 05/15/2040	20,146,000	22,610,845
4.500%, 02/15/2036	14,602,000	16,785,452
4.625%, 02/15/2040	5,606,000	6,548,509

		86,081,335
U.S. Treasury Notes - 8.85%
0.750%, 09/15/2013	16,833,000	16,888,233
1.250%, 08/31/2015 to 09/30/2015	72,652,000	72,579,935
2.625%, 08/15/2020	29,303,000	29,573,144
3.500%, 05/15/2020 (L)	29,237,000	31,738,225
4.875%, 08/15/2016	5,396,000	6,407,329

		157,186,866
Federal Home Loan Mortgage Corp. - 12.28%
4.500%, TBA	70,000,000	72,714,002
5.000%, 09/01/2023	4,607,287	4,879,267
5.500%, TBA	20,400,000	21,633,318
5.500%, 11/01/2018 to 04/01/2038	68,207,911	73,071,739
5.580%, 10/01/2038 (P)	459,172	487,097
5.685%, 03/01/2036 (P)	719,304	768,306
5.699%, 03/01/2036 (P)	537,575	574,198
5.768%, 07/01/2038 (P)	8,074,698	8,624,783
5.789%, 11/01/2038 (P)	631,040	674,029
5.846%, 11/01/2037 (P)	119,974	128,147
5.876%, 07/01/2037 (P)	3,541,693	3,782,969
5.879%, 03/01/2037 (P)	396,493	423,270
5.902%, 05/01/2037 (P)	947,849	1,012,421
5.950%, 01/01/2037 (P)	594,542	635,044
5.967%, 06/01/2038 (P)	3,995,941	4,268,163
6.000%, 05/01/2020 to 03/01/2036	17,913,189	19,655,182
6.081%, 04/01/2037 (P)	853,704	911,862
6.126%, 06/01/2037 (P)	274,394	293,087
6.500%, 07/01/2034 to 08/01/2038	3,305,227	3,617,621

		218,154,505
Federal National Mortgage Association - 32.31%
3.500%, 07/01/2025	1,161,170	1,206,340
4.500%, TBA	51,050,000	53,114,750
4.500%, 09/25/2039	1,763,645	1,865,053
5.000%, TBA	1,000,000	1,052,890
5.000%, 10/01/2023	12,079,687	12,818,263
5.500%, TBA	16,444,107	17,577,994
5.500%, 01/01/2019 to 08/01/2037	183,591,756	197,604,517
5.530%, 02/01/2039 (P)	1,600,466	1,700,360
5.681%, 10/01/2037 (P)	508,023	539,390
5.837%, 09/01/2037 (P)	2,799,228	2,977,742
5.838%, 02/01/2037 (P)	252,419	269,615
5.877%, 10/01/2037 (P)	2,549,686	2,723,382
5.882%, 04/01/2037 (P)	309,512	330,598
5.887%, 01/01/2037 (P)	269,242	287,584
5.906%, 01/01/2037 to 09/01/2037 (P)	813,571	868,942
5.920%, 07/01/2037 (P)	1,183,222	1,263,829
5.932%, 03/01/2037 (P)	491,666	525,160
5.979%, 07/01/2037 (P)	608,815	650,291
6.000%, TBA	13,000,000	13,993,312
6.000%, 11/01/2023 to 08/01/2040	206,790,060	226,599,344
6.013%, 10/01/2037 (P)	311,455	332,673
6.017%, 12/01/2036 (P)	169,397	180,937
6.042%, 09/01/2037 (P)	237,108	253,261
6.045%, 10/01/2037 (P)	258,717	275,824
6.074%, 11/01/2037 (P)	450,662	481,364
6.266%, 09/01/2037 (P)	2,096,795	2,265,547

74

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.322%, 10/01/2036 (P)	$333,533	$356,255
6.325%, 07/01/2037 (P)	117,442	126,367
6.500%, 09/01/2037 to 09/01/2038	15,935,163	17,487,502
7.000%, 06/01/2035 to 01/01/2039	6,760,154	7,488,163
7.250%, 05/15/2030	4,652,000	6,769,865

		573,987,114
Government National Mortgage Association - 2.68%
3.000%, 08/20/2040 to 12/01/2050 (P)	6,436,470	6,674,077
3.500%, 12/01/2050	3,302,000	3,447,288
4.000%, 07/20/2040 (P)	3,771,533	3,991,355
4.500%, TBA	30,000,000	31,453,907
6.500%, 12/15/2032	1,786,314	1,989,925

		47,556,552

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,076,970,249)		$1,082,966,372

FOREIGN GOVERNMENT
OBLIGATIONS - 1.87%
Canada - 0.09%
Province of Quebec
3.500%, 07/29/2020	1,475,000	1,510,851
Chile - 0.25%
Republic of Chile
3.875%, 08/05/2020	4,335,000	4,499,252
Norway - 0.21%
Kommunalbanken AS
1.750%, 10/05/2015 (S)	3,804,000	3,799,147
Poland - 0.11%
Republic of Poland
3.875%, 07/16/2015	1,855,000	1,930,081
Qatar - 0.37%
Government of Qatar
4.000%, 01/20/2015 (S)	6,235,000	6,577,925
Russia - 0.10%
Government of Russia
3.625%, 04/29/2015 (S)	1,800,000	1,813,500
South Korea - 0.44%
Export-Import Bank of Korea
5.500%, 10/17/2012	1,480,000	1,583,067
Korea Development Bank
3.250%, 03/09/2016	3,881,000	3,900,175
4.375%, 08/10/2015	2,235,000	2,371,565

		7,854,807
Sweden - 0.30%
Svensk Exportkredit AB
3.250%, 09/16/2014	4,905,000	5,229,848

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $32,355,173)		$33,215,411

CORPORATE BONDS - 20.60%
Consumer Discretionary - 1.05%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	2,155,000	2,942,178
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013	3,238,000	3,760,519
Comcast Corp.
6.400%, 03/01/2040	1,795,000	1,995,186

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
DIRECTV Holdings LLC
6.000%, 08/15/2040	$1,853,000	$1,907,703
Grupo Televisa SA
6.625%, 01/15/2040	979,000	1,113,541
Mattel, Inc.
4.350%, 10/01/2020	1,275,000	1,288,368
6.200%, 10/01/2040	1,965,000	1,994,560
Omnicom Group, Inc.
4.450%, 08/15/2020	2,365,000	2,431,440
Time Warner, Inc.
6.100%, 07/15/2040	1,220,000	1,313,351

		18,746,846
Consumer Staples - 1.44%
Altria Group, Inc.
9.700%, 11/10/2018	2,423,000	3,279,778
10.200%, 02/06/2039	955,000	1,411,394
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 01/15/2015	4,295,000	4,625,204
Kraft Foods, Inc.
5.375%, 02/10/2020	2,565,000	2,865,231
6.500%, 02/09/2040	965,000	1,129,886
PepsiCo, Inc.
5.500%, 01/15/2040	595,000	681,369
Wal-Mart Stores, Inc.
4.875%, 07/08/2040	3,195,000	3,263,197
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	1,610,000	1,667,775
Woolworths, Ltd.
2.550%, 09/22/2015 (S)	2,670,000	2,703,639
4.000%, 09/22/2020 (S)	3,840,000	3,913,071

		25,540,544
Energy - 2.42%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	2,550,000	2,817,750
Energy Transfer Partners LP
9.000%, 04/15/2019	1,715,000	2,197,532
Hess Corp.
5.600%, 02/15/2041	1,254,000	1,306,388
Husky Energy, Inc.
5.900%, 06/15/2014	1,610,000	1,791,724
Kinder Morgan Energy Partners LP
6.550%, 09/15/2040	847,000	926,454
Noble Holding International, Ltd.
6.200%, 08/01/2040	1,816,000	2,006,840
Petro-Canada
6.800%, 05/15/2038	840,000	995,441
Petrobras International Finance Company
6.875%, 01/20/2040	1,903,000	2,178,149
Petroleos Mexicanos
5.500%, 01/21/2021 (S)	570,000	606,024
Plains All American Pipeline LP / PAA
Finance Corp.
3.950%, 09/15/2015	2,361,000	2,477,730
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	681,000	746,659
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	5,055,000	5,059,100
Shell International Finance BV
3.100%, 06/28/2015	4,177,000	4,398,795
Suncor Energy, Inc.
6.500%, 06/15/2038	1,990,000	2,283,571

75

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Transcanada Pipelines, Ltd.
3.800%, 10/01/2020	$3,550,000	$3,618,938
Transocean, Inc.
4.950%, 11/15/2015	5,670,000	5,897,934
Valero Energy Corp.
9.375%, 03/15/2019	2,930,000	3,741,777

		43,050,806
Financials - 8.19%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)	7,530,000	8,006,777
American Express Credit Corp.
2.750%, 09/15/2015	4,225,000	4,253,451
Bank of America Corp.
3.700%, 09/01/2015	2,940,000	2,971,576
5.625%, 07/01/2020	4,365,000	4,612,491
6.000%, 09/01/2017	2,145,000	2,322,531
7.375%, 05/15/2014	3,080,000	3,541,147
BPCE SA
2.375%, 10/04/2013 (S)	3,785,000	3,786,363
Capital One Bank USA NA
8.800%, 07/15/2019	2,600,000	3,322,966
Cie de Financement Foncier
2.125%, 04/22/2013 (S)	2,000,000	2,036,406
2.500%, 09/16/2015 (S)	2,600,000	2,615,673
Citigroup Funding, Inc.
1.875%, 10/22/2012	3,690,000	3,783,589
Citigroup, Inc.
4.750%, 05/19/2015	2,216,000	2,332,404
5.375%, 08/09/2020	4,080,000	4,221,299
6.375%, 08/12/2014	2,080,000	2,310,585
Credit Suisse New York
6.000%, 02/15/2018	2,835,000	3,130,878
FIH Erhvervsbank A/S
2.000%, 06/12/2013 (S)	4,040,000	4,132,169
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	3,445,000	3,503,624
HCP, Inc.
6.000%, 01/30/2017	565,000	603,312
6.300%, 09/15/2016	344,000	373,825
6.700%, 01/30/2018	1,070,000	1,177,442
Health Care Property, Inc.
5.650%, 12/15/2013	2,535,000	2,724,692
HSBC Bank USA NA
4.875%, 08/24/2020	3,920,000	4,088,560
HSBC Holdings PLC
6.800%, 06/01/2038	3,016,000	3,498,080
Itau Unibanco Holding SA
6.200%, 04/15/2020 (S)	2,750,000	2,864,521
JPMorgan Chase Bank NA
6.000%, 10/01/2017	4,280,000	4,296,384
JPMorgan Chase Capital XXV
6.800%, 10/01/2037	2,971,000	3,019,014
Kilroy Realty LP
6.625%, 06/01/2020 (S)	1,485,000	1,506,472
Lazard Group LLC
6.850%, 06/15/2017	4,516,000	4,836,853
7.125%, 05/15/2015	3,180,000	3,470,534
Liberty Mutual Group, Inc.
7.500%, 08/15/2036 (S)	1,806,000	1,836,913
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	2,160,000	2,180,494
Morgan Stanley
5.500%, 07/24/2020	1,980,000	2,039,832
5.950%, 12/28/2017	1,739,000	1,867,992

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
NIBC Bank NV
2.800%, 12/02/2014 (S)	$4,695,000	$4,899,510
Nordea Bank AB
3.700%, 11/13/2014 (S)	4,695,000	4,960,469
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)	4,230,000	4,440,569
Reckson Operating Partnership LP
7.750%, 03/15/2020 (S)	1,523,000	1,540,234
Tanger Properties LP
6.125%, 06/01/2020	1,365,000	1,490,123
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	2,778,000	2,843,452
6.000%, 06/15/2020	1,807,000	1,987,496
6.750%, 10/01/2037	1,290,000	1,340,858
US Bank NA
5.920%, 05/25/2012	899,785	941,013
WEA Finance LLC
7.125%, 04/15/2018 (S)	997,000	1,172,344
7.500%, 06/02/2014 (S)	1,608,000	1,872,016
WEA Finance LLC / WCI Finance LLC
5.400%, 10/01/2012 (S)	2,314,000	2,468,149
Westpac Banking Corp.
2.250%, 11/19/2012	4,835,000	4,927,948
3.000%, 08/04/2015	5,360,000	5,476,216
4.875%, 11/19/2019	2,195,000	2,352,810
WR Berkley Corp.
5.375%, 09/15/2020	1,410,000	1,441,014

		145,423,070
Health Care - 1.02%
Allergan, Inc.
3.375%, 09/15/2020	4,390,000	4,388,099
Amgen, Inc.
3.450%, 10/01/2020	4,080,000	4,107,381
CareFusion Corp.
4.125%, 08/01/2012	1,095,000	1,145,637
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,160,000	2,161,421
Hospira, Inc.
5.600%, 09/15/2040	1,265,000	1,309,975
Life Technologies Corp.
4.400%, 03/01/2015	1,662,000	1,773,590
6.000%, 03/01/2020	1,135,000	1,285,742
WellPoint, Inc.
6.375%, 06/15/2037	1,694,000	1,889,779

		18,061,624
Industrials - 0.72%
Burlington Northern Santa Fe LLC
5.750%, 05/01/2040	3,257,000	3,594,344
Hutchison Whampoa International, Ltd.
4.625%, 09/11/2015 (S)	6,050,000	6,468,944
NBC Universal, Inc.
4.375%, 04/01/2021 (S)	2,663,000	2,689,374

		12,752,662
Information Technology - 0.48%
Adobe Systems, Inc.
4.750%, 02/01/2020	1,353,000	1,456,342
Hewlett-Packard Company
2.125%, 09/13/2015	5,210,000	5,257,614
Oracle Corp.
5.375%, 07/15/2040 (S)	1,701,000	1,829,558

		8,543,514

76

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 0.76%
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	$2,685,000	$2,992,851
The Dow Chemical Company
4.850%, 08/15/2012	2,735,000	2,894,314
5.900%, 02/15/2015	1,770,000	1,974,460
8.550%, 05/15/2019	1,889,000	2,385,221
Vale Overseas, Ltd.
4.625%, 09/15/2020	2,025,000	2,075,955
6.875%, 11/10/2039	1,106,000	1,267,261

		13,590,062
Telecommunication Services - 2.54%
America Movil SAB de CV
5.000%, 10/16/2019	2,932,000	3,141,110
6.125%, 03/30/2040	518,000	576,550
American Tower Corp.
5.050%, 09/01/2020	992,000	1,016,002
British Telecommunications PLC
9.875%, 12/15/2030	1,010,000	1,405,995
Cisco Systems, Inc.
4.450%, 01/15/2020	4,380,000	4,812,621
5.500%, 01/15/2040	1,314,000	1,444,510
France Telecom SA
7.750%, 03/01/2011	1,495,000	1,538,871
Frontier Communications Corp.
8.125%, 10/01/2018	1,050,000	1,147,125
8.250%, 04/15/2017	1,980,000	2,165,625
8.500%, 04/15/2020	1,760,000	1,942,600
NBC Universal, Inc.
2.875%, 04/01/2016 (S)	3,215,000	3,217,267
5.950%, 04/01/2041 (S)	2,663,000	2,685,329
Qwest Corp.
7.500%, 10/01/2014	2,415,000	2,728,950
Rogers Communications, Inc.
5.500%, 03/15/2014	550,000	616,685
6.375%, 03/01/2014	4,150,000	4,781,792
Telefonica Emisiones SAU
5.134%, 04/27/2020	1,893,000	2,059,139
5.984%, 06/20/2011	1,750,000	1,814,972
Telemar Norte Leste SA
5.500%, 10/23/2020 (S)	3,870,000	3,921,075
Thomson Reuters Corp.
5.950%, 07/15/2013	1,540,000	1,729,089
Verizon Wireless Capital LLC
8.500%, 11/15/2018	1,760,000	2,396,170

		45,141,477
Utilities - 1.98%
Dominion Resources, Inc.
8.875%, 01/15/2019	4,420,000	6,011,633
DPL, Inc.
6.875%, 09/01/2011	2,700,000	2,843,416
Duke Energy Corp.
6.300%, 02/01/2014	2,770,000	3,165,321
Exelon Generation Company LLC
4.000%, 10/01/2020	3,200,000	3,202,864
5.750%, 10/01/2041	1,005,000	1,012,185
6.250%, 10/01/2039	1,055,000	1,130,554
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	2,680,000	2,862,663
6.800%, 08/15/2039	1,380,000	1,390,316
Korea Hydro & Nuclear Power Company, Ltd.
3.125%, 09/16/2015 (S)	2,435,000	2,433,310
Midamerican Energy Holdings Company
6.500%, 09/15/2037	1,425,000	1,710,661

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Nevada Power Company
8.250%, 06/01/2011	$3,986,000	$4,168,360
Pacific Gas & Electric Company
3.500%, 10/01/2020	2,215,000	2,193,060
PacifiCorp
6.250%, 10/15/2037	975,000	1,181,033
Progress Energy, Inc.
6.850%, 04/15/2012	1,685,000	1,825,519

		35,130,895

TOTAL CORPORATE BONDS (Cost $348,347,675)		$365,981,500

MUNICIPAL BONDS - 0.39%
California - 0.12%
Los Angeles Community College District
6.750%, 08/01/2049	1,970,000	2,212,074
Nevada - 0.14%
County of Clark
6.820%, 07/01/2045	2,120,000	2,389,325
Texas - 0.13%
North Texas Tollway Authority
6.718%, 01/01/2049	2,135,000	2,342,992

TOTAL MUNICIPAL BONDS (Cost $6,475,749)		$6,944,391

COLLATERALIZED MORTGAGE
OBLIGATIONS - 20.73%
COMMERCIAL & RESIDENTIAL - 10.36%
Asset Securitization Corp.,
Series 1996-D3, Class A2
7.773%, 10/13/2026 (P)	1,127,043	1,162,178
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class A3,
4.512%, 12/10/2042	720,000	742,433
Series 2005-4, Class A5A,
4.933%, 07/10/2045	2,382,000	2,527,685
Series 2005-5, Class A4,
5.115%, 10/10/2045 (P)	1,237,000	1,356,298
Series 2002-2, Class B,
5.271%, 07/11/2043	675,000	699,813
Series 2005-6, Class A4,
5.346%, 09/10/2047 (P)	1,389,000	1,529,096
Series 2006-5, Class A4,
5.414%, 09/10/2047	4,369,000	4,655,277
Series 2002-PB2, Class B,
6.309%, 06/11/2035	236,000	248,003
Series 2002-2, Class E,
7.634%, 09/15/2032 (P)	495,000	493,554
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2003-T12, Class A3,
4.240%, 08/13/2039 (P)	166,355	170,351
Series 2002-PBW1, Class A2,
4.720%, 11/11/2035 (P)	432,000	453,734
Series 2005-PWR7, Class A2,
4.945%, 02/11/2041	1,040,700	1,064,426
Series 2005-PWR7, Class A3,
5.116%, 02/11/2041 (P)	2,679,000	2,889,909
Series 2004-PWR4, Class A3,
5.468%, 06/11/2041 (P)	883,000	970,400
Series 2007-PW6, Class A1,
5.593%, 06/11/2040	681,912	700,246
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A4
6.975%, 01/17/2032 (P)	3,112,000	3,397,960

77

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
Commercial Mortgage Pass
Through Certificates
Series 2004-LB2A, Class A4,
4.715%, 03/10/2039	$1,128,000	$1,192,129
Series 2001-J2A, Class B,
6.304%, 07/16/2034 (S)	2,376,000	2,640,914
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-CKS4, Class A4,
4.485%, 11/15/2036	1,639	1,644
Series 2003-CPN1, Class A2,
4.597%, 03/15/2035	2,189,000	2,314,418
Series 2005-C1, Class A3,
4.813%, 02/15/2038	250,632	259,624
Series 2005-C2, Class A4,
4.832%, 04/15/2037	1,926,000	2,016,073
Series 2005-C1, Class A4,
5.014%, 02/15/2038 (P)	1,822,000	1,956,691
Series 2002-CKS4, Class A2,
5.183%, 11/15/2036	1,965,000	2,078,956
Series 2003-C4, Class B,
5.253%, 08/15/2036 (P)	1,668,000	1,756,450
Series 2004-C2, Class A2,
5.416%, 05/15/2036	3,000,000	3,288,691
Series 2001-CF2, Class A4,
6.505%, 02/15/2034	11,408,833	11,430,945
Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class AAB,
5.336%, 02/15/2040	1,000,000	1,039,694
Series 2007-C2, Class A2,
5.448%, 01/15/2049 (P)	1,399,000	1,437,738
Series 2007-C5, Class A3,
5.694%, 09/15/2040 (P)	1,813,000	1,891,879
Developers Diversified Realty Corp.,
Series 2009-DDR1, Class A
3.807%, 10/14/2022 (S)	3,337,941	3,543,534
First Union National Bank Commercial
Mortgage, Series 2001-C4, Class B
6.417%, 12/12/2033	305,000	317,586
GE Capital Commercial Mortgage Corp.
Series 2001-3, Class A1,
5.560%, 06/10/2038	315,201	317,088
Series 2002-1A, Class A3,
6.269%, 12/10/2035	351,175	370,724
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C2, Class A4,
5.301%, 08/10/2038 (P)	1,045,000	1,142,872
Series 2003-C2, Class A2,
5.492%, 05/10/2040 (P)	821,000	901,159
Series 2003-C2, Class D,
5.492%, 05/10/2040 (P)	622,000	632,304
Series 2003-C2, Class B,
5.492%, 05/10/2040 (P)	1,756,000	1,870,482
Series 2001-C2, Class B,
6.790%, 04/15/2034	336,000	346,531
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A6,
5.135%, 06/10/2036 (P)	2,606,000	2,798,040
Series 2005-GG5, Class A5,
5.224%, 04/10/2037 (P)	3,149,000	3,395,196
GS Mortgage Securities Corp. II
Series 2004-C1, Class A2,
4.319%, 10/10/2028	606,356	606,044

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
GS Mortgage Securities Corp. II (continued)
Series 2006-GG8, Class A4,
5.560%, 11/10/2039	$2,825,000	$3,008,533
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	4,693,835	4,921,204
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2010-C1, Class A1,
3.853%, 06/15/2043 (S)	3,591,456	3,759,555
Series 2003-CB7, Class A4,
4.879%, 01/12/2038 (P)	1,829,000	1,960,834
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	670,000	721,861
Series 2008-C2, Class A1,
5.017%, 02/12/2051	7,029	7,050
Series 2006-LDP9, Class A2,
5.134%, 05/15/2047	2,677,000	2,831,709
Series 2002-CIB5, Class A2,
5.161%, 10/12/2037	150,000	159,919
Series 2005-LDP5, Class A4,
5.198%, 12/15/2044 (P)	6,449,000	7,101,081
Series 2002-C2, Class B,
5.211%, 12/12/2034 (P)	723,000	757,338
Series 2004-C2, Class A3,
5.232%, 05/15/2041 (P)	1,987,000	2,149,351
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,956,000	2,033,920
Series 2004-CB9, Class A4,
5.359%, 06/12/2041 (P)	630,000	676,572
Series 2006-CB17, Class A4,
5.429%, 12/12/2043	5,590,000	5,952,460
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	1,013,000	1,097,605
Series 2009-IWST, Class A2,
5.633%, 12/05/2027 (S)	5,772,000	6,573,604
Series 2007-LD11, Class ASB,
5.817%, 06/15/2049 (P)	1,562,000	1,684,752
Series 2007-LD12, Class A3,
5.990%, 02/15/2051 (P)	6,213,000	6,601,577
Series 2002-CIB4, Class C,
6.450%, 05/12/2034	1,332,000	1,391,839
Series 2001-CIB2, Class D,
6.847%, 04/15/2035 (P)	853,000	867,049
JPMorgan Commercial Mortgage Finance
Corp., Series 2000-C10, Class C
7.645%, 08/15/2032 (P)	518,491	518,260
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A3
5.940%, 07/15/2044 (P)	826,000	889,599
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4,
4.367%, 03/15/2036	1,614,000	1,682,672
Series 2002-C4, Class A4,
4.563%, 09/15/2026	425,202	434,340
Series 2004-C1, Class A4,
4.568%, 01/15/2031	949,000	1,008,021
Series 2004-C7, Class A5,
4.628%, 10/15/2029	495,000	520,899
Series 2005-C1, Class A4,
4.742%, 02/15/2030	965,000	1,030,884
Series 2003-C8, Class A4,
5.124%, 11/15/2032 (P)	391,000	426,634
Series 2007-C1, Class AAB,
5.403%, 02/15/2040	454,000	488,084

78

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
LB-UBS Commercial Mortgage
Trust (continued)
Series 2002-C2, Class A4,
5.594%, 06/15/2031	$2,315,000	$2,457,422
Series 2008-C1, Class AAB,
6.154%, 04/15/2041 (P)	1,182,000	1,311,689
Series 2008-C1, Class A2,
6.324%, 04/15/2041 (P)	6,674,000	7,395,384
Series 2001-C2, Class A2,
6.653%, 11/15/2027	807,172	818,750
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class A4,
4.747%, 06/12/2043 (P)	372,000	401,363
Series 2004-KEY2, Class A4,
4.864%, 08/12/2039 (P)	3,003,000	3,155,076
Series 2005-CIP1, Class A3A,
4.949%, 07/12/2038 (P)	721,000	765,574
Series 2003-KEY1, Class A4,
5.236%, 11/12/2035 (P)	3,129,000	3,382,607
Series 2005-CKI1, Class A6,
5.241%, 11/12/2037 (P)	27,000	29,666
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-4, Class A3
5.172%, 12/12/2049 (P)	1,759,000	1,821,790
Morgan Stanley Capital I
Series 2005-T17, Class A4,
4.520%, 12/13/2041	134,401	137,575
Series 2005-IQ9, Class A5,
4.700%, 07/15/2056	1,854,000	1,975,626
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	669,000	718,644
Series 2004-IQ8, Class A4,
4.900%, 06/15/2040	1,959,000	2,041,057
Series 2005-HQ6, Class A4A,
4.989%, 08/13/2042	5,729,000	6,216,584
Series 2003-T11, Class A4,
5.150%, 06/13/2041	1,386,000	1,497,311
Series 2005-HQ5, Class A4,
5.168%, 01/14/2042	1,503,000	1,624,238
Series 2005-HQ7, Class A4,
5.206%, 11/14/2042 (P)	2,924,000	3,226,354
Series 2004-T15, Class A4,
5.270%, 06/13/2041 (P)	1,033,000	1,126,041
Series 2007-HQ13, Class A1,
5.357%, 12/15/2044	947,009	973,373
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2, Class B,
5.040%, 03/12/2035	807,000	835,295
Series 2001-TOP3, Class B,
6.550%, 07/15/2033	688,000	714,950
Series 2002-HQ, Class B,
6.640%, 04/15/2034	671,000	713,822
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
0.366%, 02/25/2047 (P)	60,845	48,129
Nomura Asset Securities Corp.,
Series 1998-D6, Class A2
7.043%, 03/15/2030 (P)	3,120,000	3,503,236
PNC Mortgage Acceptance Corp.,
Series 2001-C1, Class A2
6.360%, 03/12/2034	933,599	946,512
Prudential Mortgage Capital Funding LLC,
Series 2001-ROCK, Class B
6.760%, 05/10/2034	624,000	641,573

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
Salomon Brothers Mortgage Securities VII,
Inc., Series 2000-C2, Class C
7.727%, 07/18/2033 (P)	$214,511	$214,260
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	1,219,642	1,233,986
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445%, 11/15/2035	186,000	191,667

U.S. GOVERNMENT AGENCY - 10.37%
Federal Home Loan Mortgage Corp.
Series 2727, Class PW,
3.570%, 06/15/2029	45,030	45,611
Series 2003-2676, Class CY,
4.000%, 09/15/2018	444,000	476,211
Series 2004-2765, Class CT,
4.000%, 03/15/2019	292,000	315,477
Series 2004-2875, Class HB,
4.000%, 10/15/2019	66,000	71,727
Series 3704, Class CA,
4.000%, 12/15/2036	13,081,046	13,965,631
Series 3631, Class PA,
4.000%, 02/15/2040	4,868,822	5,074,731
Series 2003-2694, Class QG,
4.500%, 01/15/2029	1,698,000	1,750,402
Series 3598, Class MA,
4.500%, 11/15/2038	2,456,755	2,564,941
Series 2009-K003, Class AAB,
4.768%, 05/25/2018	1,094,000	1,202,895
Series 2002-2542, Class ES,
5.000%, 12/15/2017	179,255	192,807
Series 2558, Class BD,
5.000%, 01/15/2018	179,000	199,187
Series 2590, Class BY,
5.000%, 03/15/2018	45,000	50,198
Series 2934, Class CI,
5.000%, 01/15/2034	7,347,000	7,969,982
Series 3455, Class A,
5.000%, 06/15/2038	5,535,296	5,811,120
Series 3052, Class MH,
5.250%, 10/15/2034	1,759,340	1,894,357
Series 2957, Class PT,
5.500%, 11/15/2033	6,013,000	6,413,993
Series 2005-3028, Class PG,
5.500%, 09/15/2035	1,125,900	1,230,382
Series 2005-3035, Class PA,
5.500%, 09/15/2035	3,981,970	4,407,216
Series 3325, Class JL,
5.500%, 06/15/2037	2,513,104	2,698,498
Series 2479, Class PG,
6.000%, 08/15/2032	2,743,401	3,000,450
Series 2980, Class QA,
6.000%, 05/15/2035	3,374,602	3,708,697
Federal National Mortgage Association
Series 2003-108, Class BE,
4.000%, 11/25/2018	373,000	403,642
Series 2003-125, Class AY,
4.000%, 12/25/2018	131,000	140,997
Series 2004-3, Class HT,
4.000%, 02/25/2019	172,000	185,531
Series 2010-15, Class KA,
4.000%, 03/25/2039	3,535,792	3,643,790

79

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage
Association (continued)
Series 2009-M2, Class A3,
4.001%, 01/25/2019	$2,669,000	$2,885,573
Series 2007-39, Class NA,
4.250%, 01/25/2037	1,387,559	1,458,162
Series 2007-30, Class MA,
4.250%, 02/25/2037	7,722,501	8,123,085
Series 2009-M1, Class A2,
4.287%, 07/25/2019	2,841,000	3,044,376
Series 2010-M3, Class A3,
4.332%, 03/25/2020 (P)	12,250,000	13,229,081
Series 2010-M1, Class A2,
4.450%, 09/25/2019	946,000	1,031,350
Series 2002-94, Class HQ,
4.500%, 01/25/2018	441,000	475,167
Series 2004-81, Class KE,
4.500%, 11/25/2019	1,334,000	1,438,002
Series 2007-113, Class DB,
4.500%, 12/25/2022	960,000	1,079,489
Series 3652, Class AP,
4.500%, 03/15/2040	13,054,771	13,884,973
Series 2010-54, Class EA,
4.500%, 06/25/2040	10,861,178	11,407,107
Series 2003-3, Class HJ,
5.000%, 02/25/2018	626,000	681,430
Series 2009-78, Class J,
5.000%, 09/25/2019	4,159,936	4,486,089
Series 207-74, Class A,
5.000%, 04/25/2034	1,022,735	1,060,559
Series 2004-60, Class PA,
5.500%, 04/25/2034	200,315	215,674
Series 2005-58, Class MA,
5.500%, 07/25/2035	287,796	319,072
Series 2009-71, Class JT,
6.000%, 06/25/2036	5,387,950	5,831,535
Series 2007-77, Class MH,
6.000%, 12/25/2036	7,403,495	7,814,450
Series 2001-81, Class HE,
6.500%, 01/25/2032	21,578,155	24,237,455
FHLMC Multifamily Structured Pass
Through Certificates
Series K008, Class A1,
2.746%, 12/25/2019	5,373,000	5,482,139
Series K007, Class A1,
3.342%, 12/25/2019	2,861,800	3,019,648
Series K005, Class A2,
4.317%, 11/25/2019	4,985,000	5,412,352
Government National Mortgage Association,
Series 2006-37, Class JG
5.000%, 07/20/2036	254,000	277,851

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $359,625,764)		$368,298,621

ASSET BACKED SECURITIES - 5.07%
BA Credit Card Trust,
Series 2006-A14, Class A14
0.317%, 04/15/2016 (P)	2,548,000	2,524,193
Capital One Multi-Asset Execution Trust
Series 2006-A4, Class A4,
0.297%, 12/16/2013 (P)	6,386,000	6,382,090
Series 2006-A5, Class A5,
0.317%, 01/15/2016 (P)	2,039,000	2,019,787
Series 2006-A12, Class A,
0.317%, 07/15/2016 (P)	4,762,000	4,706,787

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

Capital One Multi-Asset Execution
Trust (continued)
Series 2005-A10, Class A,
0.337%, 09/15/2015 (P)	$2,049,000	$2,036,046
Series 2008-A6, Class A6,
1.356%, 03/17/2014 (P)	6,150,000	6,184,800
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
0.296%, 12/25/2036 (P)	76,809	72,246
Discover Card Master Trust
Series 2010-A2, Class A2,
0.837%, 03/15/2018 (P)	3,058,000	3,062,703
Series 2009-A2, Class A,
1.557%, 02/17/2015 (P)	15,380,000	15,651,214
MBNA Credit Card Master Note Trust,
Series 2006-A5 ,Class A5
0.317%, 10/15/2015 (P)	7,040,000	6,986,123
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
0.296%, 01/25/2037 (P)	30,216	29,772
Morgan Stanley Capital I,
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	1,876,000	2,023,893
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
0.306%, 12/25/2036 (P)	26,247	25,514
Nelnet Student Loan Trust,
Series 2008-3, Class A4
1.968%, 11/25/2024 (P)	8,379,000	8,693,911
SLC Student Loan Trust,
Series 2008-1, Class A4A
1.892%, 12/15/2032 (P)	13,667,000	14,200,213
SLM Student Loan Trust
Series 2005-10, Class A4,
0.607%, 10/25/2019 (P)	5,042,000	5,004,319
Series 2008-4, Class A4,
1.938%, 07/25/2022 (P)	2,674,000	2,796,485
Series 2008-5, Class A4,
1.988%, 07/25/2023 (P)	7,317,000	7,665,354

TOTAL ASSET BACKED SECURITIES (Cost $89,972,808)		$90,065,450

SHORT-TERM INVESTMENTS - 8.40%
Short-Term Securities* - 7.77%
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	$138,090,155	138,090,155
Securities Lending Collateral - 0.63%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	1,120,749	11,217,349

TOTAL SHORT-TERM INVESTMENTS (Cost $149,308,490)		$149,307,504

Total Investments (Core Bond Trust)
(Cost $2,063,055,908) - 118.02%		$2,096,779,249
Other assets and liabilities, net - (18.02%)		(320,147,785)

TOTAL NET ASSETS - 100.00%		$1,776,631,464

TBA SALE COMMITMENTS OUTSTANDING
Federal National Mortgage Association - (1.88)%
4.500%, TBA	(15,500,000)	(16,070,978)
5.500%, TBA	(3,200,000)	(3,397,460)
6.000%, TBA	(13,000,000)	(13,993,312)

		(33,461,750)

80

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

Federal Home Loan Mortgage Corp. - (1.43)%
5.500%, TBA	$(24,000,000)	$(25,452,828)

TBA SALE COMMITMENTS
OUTSTANDING (Cost $(59,083,031))		$(58,914,578)

Core Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.03%
Affiliated Investment Companies - 100.03%
Equity (G) - 88.00%
John Hancock Trust - 88.00%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	1,390,760	$13,782,440
Disciplined Diversification, Series NAV (DFA)	5,540,399	65,265,905
International Index, Series NAV (MFC
Global U.S.A.) (A)	780,186	13,005,695
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	110,761	1,745,594
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	153,156	1,854,714
Fixed Income (G) - 12.03%
John Hancock Trust - 12.03%
Total Bond Market
A, Series NAV (Declaration) (A)	908,641	13,075,343

TOTAL INVESTMENT COMPANIES (Cost $101,067,509)		$108,729,691

Total Investments (Core Disciplined Diversification Trust)
(Cost $101,067,509) - 100.03%		$108,729,691
Other assets and liabilities, net - (0.03%)		(30,763)

TOTAL NET ASSETS - 100.00%		$108,698,928

Core Diversified Growth & Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.58%
Affiliated Investment Companies - 40.18%
Equity (G) - 28.07%
John Hancock Trust - 28.07%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	66,156	$655,607
International Index, Series NAV (MFC
Global U.S.A.) (A)	7,327	122,145
Fixed Income (G) - 12.11%
John Hancock Trust - 12.11%
Total Bond Market
A, Series NAV (Declaration) (A)	23,315	335,506
Unaffiliated Investment Companies - 60.40%
American Funds Insurance Series - 60.40%
American Blue Chip Income & Growth
Fund - Class 1	26,139	225,579
American Global Growth Fund - Class 1	8,299	167,480
American Growth Fund - Class 1	4,598	226,010
American Growth-Income Fund - Class 1	14,175	451,456

Core Diversified Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
American Funds Insurance Series (continued)
American International Fund - Class 1	5,760	$100,577
American U.S. Government Fund - Class 1	38,650	502,450

TOTAL INVESTMENT COMPANIES (Cost $2,710,495)		$2,786,810

Total Investments (Core Diversified Growth & Income Trust)
(Cost $2,710,495) - 100.58%		$2,786,810
Other assets and liabilities, net - (0.58%)		(16,070)

TOTAL NET ASSETS - 100.00%		$2,770,740

Core Fundamental Holdings Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 39.97%
Equity (G) - 23.95%
John Hancock Trust - 23.95%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	3,959,817	$39,241,780
International Index, Series NAV (MFC
Global U.S.A.) (A)	649,846	10,832,935
Fixed Income (G) - 16.02%
John Hancock Trust - 16.02%
Total Bond Market
A, Series NAV (Declaration) (A)	2,326,937	33,484,626
Unaffiliated Investment Companies - 60.04%
American Funds Insurance Series - 60.04%
American Growth Fund - Class 1	300,001	14,748,065
American Growth-Income Fund - Class 1	925,466	29,476,092
American International Fund - Class 1	934,923	16,323,755
American Blue Chip Income & Growth
Fund - Class 1	1,708,100	14,740,903
American U.S. Government Fund - Class 1	3,863,611	50,226,938

TOTAL INVESTMENT COMPANIES (Cost $196,543,421)		$209,075,094

Total Investments (Core Fundamental Holdings Trust)
(Cost $196,543,421) - 100.01%		$209,075,094
Other assets and liabilities, net - (0.01%)		(28,376)

TOTAL NET ASSETS - 100.00%		$209,046,718

Core Global Diversification Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 39.95%
Equity (G) - 25.93%
John Hancock Trust - 25.93%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	2,156,319	$21,369,121
International Index, Series NAV (MFC
Global U.S.A.) (A)	2,416,626	40,285,155

81

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Core Global Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
Fixed Income (G) - 14.02%
John Hancock Trust - 14.02%
Total Bond Market
A, Series NAV (Declaration) (A)	2,316,917	$33,340,433
Unaffiliated Investment Companies - 60.06%
American Funds Insurance Series - 60.06%
American Global Growth Fund - Class 1	1,625,407	32,800,715
American Growth-Income Fund - Class 1	492,763	15,694,520
American International Fund - Class 1	2,536,950	44,295,147
American U.S. Government Fund - Class 1	3,846,973	50,010,650

TOTAL INVESTMENT COMPANIES (Cost $227,075,597)		$237,795,741

Total Investments (Core Global Diversification Trust)
(Cost $227,075,597) - 100.01%		$237,795,741
Other assets and liabilities, net - (0.01%)		(27,980)

TOTAL NET ASSETS - 100.00%		$237,767,761

Core Strategy Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
Affiliated Investment Companies - 100.00%
Equity (G) - 70.54%
John Hancock Trust - 70.54%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	27,074,947	$268,312,725
International Index, Series NAV (MFC
Global U.S.A.) (A)	7,545,306	125,780,256
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	2,945,436	46,420,072
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	1,642,801	19,894,317
Fixed Income (G) - 29.46%
John Hancock Trust - 29.46%
Total Bond Market
A, Series NAV (Declaration) (A)	13,363,520	192,301,050

		652,708,420

TOTAL INVESTMENT COMPANIES (Cost $597,804,146)		$652,708,420

Total Investments (Core Strategy Trust)
(Cost $597,804,146) - 100.00%		$652,708,420
Other assets and liabilities, net - 0.00%		(25,680)

TOTAL NET ASSETS - 100.00%		$652,682,740

Disciplined Diversification Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 69.76%
Australia - 1.69%
Adelaide Brighton, Ltd.	7,026	$23,362
AGL Energy, Ltd.	2,090	32,665
Alesco Corp., Ltd. (I)	615	1,575
Alumina, Ltd.	18,167	31,784
Amalgamated Holdings, Ltd.	3,424	19,533

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
AMP, Ltd.	11,362	$56,120
Andean Resources, Ltd. (I)	3,263	19,996
Ansell, Ltd.	1,951	25,175
APN News & Media, Ltd.	2,128	4,114
Aquila Resources, Ltd. (I)	720	5,707
Aristocrat Leisure, Ltd.	3,696	12,611
Asciano Group (I)	21,695	34,601
Atlas Iron, Ltd. (I)	4,137	9,277
Austar United Communications, Ltd.	5,902	5,391
Australia & New Zealand Banking
Group, Ltd. (I)	13,339	305,314
Australian Infrastructure Fund	5,379	9,931
Australian Stock Exchange, Ltd.	857	26,980
Australian Worldwide Exploration, Ltd.	6,149	9,213
Automotive Holdings Group	3,000	6,675
AWB, Ltd. (I)	8,572	12,262
AXA Asia Pacific Holdings, Ltd.	2,623	13,031
Bank of Queensland, Ltd.	900	9,743
Beach Energy, Ltd.	24,430	16,057
Bendigo & Adelaide Bank, Ltd. (I)	2,049	2,188
Bendigo and Adelaide Bank, Ltd.	2,424	21,438
BHP Billiton, Ltd. (I)	1,012	38,584
BHP Billiton, Ltd., SADR (L)	5,700	435,024
Billabong International, Ltd.	3,565	27,464
BlueScope Steel, Ltd.	14,114	29,899
Boart Longyear Group	12,589	38,453
Boral, Ltd.	13,414	59,773
Bow Energy, Ltd. (I)	8,099	10,425
Bradken, Ltd.	1,082	8,942
Brambles, Ltd.	6,902	41,937
Brickworks, Ltd.	1,981	22,201
Cabcharge Australia, Ltd.	479	2,562
Caltex Australia, Ltd.	721	8,371
Campbell Brothers, Ltd.	635	20,286
Centennial Coal Company, Ltd.	2,234	13,337
Challenger Financial Services Group, Ltd.	7,270	29,725
Citadel Resource Group, Ltd. (I)	29,771	11,367
Coca-Cola Amatil, Ltd.	2,908	33,695
Cochlear, Ltd.	512	34,792
Commonwealth Bank of Australia	6,315	312,342
Computershare, Ltd.	3,023	28,669
ConnectEast Group (I)	53,679	22,591
Consolidated Media Holdings, Ltd.	4,541	14,531
Crane Group, Ltd.	473	3,744
Crown, Ltd.	3,414	27,686
CSL, Ltd.	1,983	63,347
CSR, Ltd.	34,424	59,972
CuDeco, Ltd.	2,196	4,299
Customers, Ltd.	3,092	5,976
Dart Energy, Ltd. (I)	3,341	3,811
David Jones, Ltd.	3,562	17,146
Dominion Mining, Ltd.	2,200	5,058
Downer EDI, Ltd.	1,302	6,205
Duet Group	9,269	15,589
Duluxgroup, Ltd. (I)	2,418	6,380
Eastern Star Gas, Ltd. (I)	15,735	13,384
Elders, Ltd. (I)	1,707	956
Energy Resources of Australia, Ltd.	406	5,219
Energy World Corp., Ltd.	24,742	10,009
Envestra, Ltd.	2,480	1,223
Extract Resources, Ltd. (I)	987	5,838
Fleetwood Corp., Ltd.	1,863	19,786
Fortescue Metals Group, Ltd. (I)	6,361	32,103
Foster’s Group, Ltd.	11,127	65,761
Goodman Fielder, Ltd.	20,604	26,012

82

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
GrainCorp., Ltd.	585	$4,094
GUD Holdings, Ltd.	2,068	19,334
Gunns, Ltd. (I)	11,710	6,622
GWA International, Ltd.	1,367	4,136
Harvey Norman Holding, Ltd. (I)	5,854	21,332
Hills Industries, Ltd.	1,154	2,501
IBA Health, Ltd. (I)	15,462	1,888
Iluka Resources, Ltd. (I)	6,108	35,424
Incitec Pivot, Ltd.	8,283	28,743
Infigen, Ltd.	6,731	4,782
IOOF Holdings, Ltd.	1,604	10,434
Iress Market Technology, Ltd.	2,010	16,629
Ivanhoe Australia, Ltd. (I)	2,621	7,220
John Fairfax Holdings, Ltd. (L)	23,506	33,286
Kagara Zinc, Ltd.	15,000	9,425
Leighton Holdings, Ltd. (L)	551	17,608
Lend Lease Corp.	4,413	32,461
Linc Energy, Ltd.	6,566	11,266
MacArthur Coal, Ltd.	3,088	35,012
Macquarie Airports, Ltd.	4,411	12,450
Macquarie Group, Ltd.	1,942	68,231
Mermaid Marine Australia, Ltd.	601	1,603
Metcash, Ltd.	7,274	30,704
Monadelphous Group, Ltd.	333	5,175
Mount Gibson Iron, Ltd.	1,612	2,735
Murchison Metals, Ltd. (I)	11,474	18,411
National Australia Bank, Ltd.	10,004	245,033
Navitas, Ltd.	1,865	7,670
New Hope Corp., Ltd.	1,732	8,454
Newcrest Mining, Ltd.	3,229	123,812
NIB Holdings, Ltd.	7,722	9,247
NRMA Insurance Group, Ltd.	15,517	54,871
Nufarm, Ltd. (I)	1,560	5,452
OneSteel, Ltd.	9,891	28,013
Orica, Ltd.	2,418	60,089
Origin Energy, Ltd.	4,986	76,474
Oxiana, Ltd.	17,837	25,086
Pacific Brands, Ltd. (I)	5,817	6,297
Paladin Resources, Ltd. (I)	5,205	18,062
Pan Australian Resources, Ltd. (I)	5,474	3,439
PaperlinX, Ltd. (I)	2,943	1,252
Peet & Company, Ltd.	3,441	6,163
Pharmaxis, Ltd. (I)	6,309	13,225
Platinum Asset Management, Ltd.	1,354	6,491
Premier Investments, Ltd.	906	6,283
Primary Health Care, Ltd.	3,401	11,571
Prime Infrastructure Group (I)	2	8
Programmed Maintenance Services, Ltd.	3,918	6,721
Qantas Airways, Ltd. (I)	10,227	27,580
QBE Insurance Group, Ltd.	4,141	69,084
Ramsay Health Care, Ltd.	719	10,733
REA Group, Ltd.	223	2,582
Redflex Holdings, Ltd.	5,097	12,710
Reece Australia, Ltd.	929	21,090
Ridley Corp., Ltd.	3,902	4,895
Rio Tinto, Ltd.	2,620	194,420
Riversdale Mining, Ltd.	808	8,162
SAI Global, Ltd.	2,788	11,782
Sally Malay Mining, Ltd.	4,562	11,918
Sandfire Resources Nl (I)	2,708	18,140
Santos, Ltd.	5,504	68,237
ServCorp, Ltd.	1,946	5,552
Seven Network, Ltd. (I)	755	5,118
Sigma Pharmaceuticals, Ltd. (I)	20,199	9,372
Sims Group, Ltd.	1,448	24,600

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Sonic Healthcare, Ltd.	2,607	$27,754
Southern Cross Media Group, Ltd.	10,800	21,610
SP Ausnet (I)	18,093	15,072
SP Telemedia, Ltd.	4,552	6,694
Spark Infrastructure Group (S)	7,170	7,658
Spotless Group, Ltd.	5,512	12,833
St. Barbara, Ltd.	37,766	14,236
Straits Resources, Ltd.	839	1,503
Suncorp-Metway, Ltd.	8,469	73,674
TABCORP Holdings, Ltd.	4,835	32,714
Tattersall’s, Ltd. (I)	9,752	22,528
Telstra Corp., Ltd.	18,597	47,096
Ten Network Holdings, Ltd.	7,565	10,127
Toll Holdings, Ltd.	3,537	22,564
Tower Australia Group, Ltd.	3,024	6,840
Transfield Services, Ltd.	6,542	22,764
Transpacific Industries Group, Ltd. (I)	1,546	1,756
Transurban Group, Ltd.	6,155	29,594
United Group, Ltd.	1,825	26,269
Virgin Blue Holdings, Ltd. (I)	16,061	6,728
Washington H Soul
Pattinson & Company, Ltd.	1,874	23,615
Wesfarmers, Ltd.	5,437	172,847
West Australian Newspapers Holdings, Ltd.	723	4,979
Western Areas NL	1,453	8,722
Westpac Banking Corp, SADR (L)	1,400	157,220
Westpac Banking Corp.	6,782	152,332
White Energy Company, Ltd. (I)	334	0
White Energy Company, Ltd. (I)	154	581
WHK Group, Ltd.	5,300	5,519
Woodside Petroleum, Ltd.	1,571	66,632
Woolworths, Ltd.	3,653	101,905
WorleyParsons, Ltd.	760	16,345
Wotif.com Holdings, Ltd.	1,550	7,324

		5,158,446
Austria - 0.15%
Amcor, Ltd.	8,082	50,856
Andritz AG	156	10,960
BWIN Interactive Entertainment AG	452	23,465
Erste Group Bank AG	1,943	77,922
Flughafen Wien AG	263	15,227
Intercell AG (I)	488	11,078
Mayr-Melnhof Karton AG	150	15,215
Oesterreichische Elektrizitaets AG, Class A	185	6,637
Oesterreichische Post AG	519	15,544
OMV AG	992	37,183
Raiffeisen International Bank Holding AG	528	24,574
RHI AG (I)	89	2,603
Schoeller-Bleckmann Oilfield Equipment AG	46	3,009
Strabag SE	782	18,576
Telekom Austria AG	3,134	47,112
Uniqa Versicherungen AG (L)	343	6,900
Voestalpine AG	1,126	41,552
Wiener Staedtische Allgemeine
Versicherung AG	482	25,923
Wienerberger Baustoffindustrie AG (I)	1,142	18,800
Zumtobel AG	627	10,761

		463,897
Bahamas - 0.01%
Petrominerales, Ltd.	400	9,700
Steiner Leisure, Ltd. (I)	200	7,620

		17,320

83

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium - 0.22%
Ackermans & Van Haaren NV	310	$24,765
Ageas	2,414	6,917
AGFA Gevaert NV (I)	1,165	8,603
Anheuser-Busch InBev NV	2,558	150,282
Banque Nationale de Belgique	4	20,442
Barco NV (I)	336	15,364
Bekaert SA	214	56,532
Belgacom SA	498	19,440
Colruyt SA	117	30,925
Delhaize Group	700	50,652
Dexia SA (I)(L)	2,525	11,107
Elia System Operator SA/NV	221	8,095
Euronav NV	796	15,073
EVS Broadcast Equipment SA	252	15,467
KBC Bancassurance Holding NV (I)	1,556	69,964
Kinepolis Group NV	353	23,083
Mobistar SA	68	4,168
Nyrstar	632	8,469
Omega Pharma SA	224	8,352
SA D’Ieteren Trading NV	28	15,683
Solvay SA	371	39,615
Telenet Group Holding NV	611	20,513
Tessenderlo Chemie NV	213	6,644
Tessenderlo Chemie-STRIP VVP NV (I)	10	4
ThromboGenics NV (I)	334	8,307
UCB SA	567	19,667
Umicore	574	24,829

		682,962
Bermuda - 0.41%
Allied World Assurance
Company Holdings, Ltd.	800	45,272
Alterra Capital Holdings, Ltd.	1,500	29,880
American Safety Insurance Holdings, Ltd. (I)	200	3,268
Arch Capital Group, Ltd. (I)	800	67,040
Argo Group International Holdings, Ltd.	500	17,370
Aspen Insurance Holdings, Ltd.	1,200	36,336
Assured Guaranty, Ltd.	2,200	37,642
Axis Capital Holdings, Ltd.	2,000	65,880
Catlin Group, Ltd.	4,951	26,512
Dockwise, Ltd. (I)	50	1,242
Endurance Specialty Holdings, Ltd.	800	31,840
Enstar Group, Ltd. (I)	200	14,520
Everest Re Group, Ltd.	800	69,176
Flagstone Reinsurance Holdings SA	1,500	15,915
Frontline, Ltd.	400	11,350
Genpact, Ltd. (I)	2,200	39,006
Global Crossing, Ltd. (I)	800	10,288
Golar LNG, Ltd.	700	8,764
Golden Ocean Group, Ltd.	4,000	5,556
Helen of Troy, Ltd. (I)	500	12,645
Hiscox PLC	4,702	25,792
Lancashire Holdings, Ltd.	97	845
Marvell Technology Group, Ltd. (I)	4,500	78,795
Montpelier Re Holdings, Ltd.	1,100	19,052
Nabors Industries, Ltd. (I)	5,000	90,300
Orient Express Hotels, Ltd., Class A (I)	1,400	15,610
PartnerRe, Ltd.	1,200	96,216
Platinum Underwriters Holdings, Ltd.	800	34,816
RenaissanceRe Holdings, Ltd.	800	47,968
Seadrill, Ltd.	2,243	65,029
Ship Finance International, Ltd.	900	17,487
Signet Jewelers, Ltd. (I)	1,476	46,848
Textainer Group Holdings, Ltd.	1,000	26,740
Validus Holdings, Ltd.	1,872	49,346

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda (continued)
XL Group PLC	4,403	$95,369

		1,259,715
Brazil - 0.89%
Acos Villares SA	21,000	10,798
AES Tiete SA	900	9,867
All America Latina Logistica SA	5,200	52,584
American Banknote SA	200	2,139
Anhanguera Educacional Participacoes SA	800	14,189
B2W Companhia Global Do Varejo	300	5,550
Banco Bradesco SA	3,146	50,109
Banco Bradesco SA, ADR (L)	10,274	209,384
Banco do Brasil SA	1,500	28,484
Banco Santander Brasil SA, ADR	1,600	22,032
BM&F BOVESPA SA	8,000	66,903
BR Malls Participacoes SA	3,400	28,414
Brasil Telecom SA	400	7,940
Braskem SA	800	16,424
BRF - Brasil Foods SA (L)	3,454	53,641
Brookfield Incorporacoes SA	4,400	23,638
Centrais Eletricas Brasileiras SA	1,200	15,291
Centrais Eletricas Brasileiras SA, ADR	1,100	16,456
Cia Energetica de Minas Gerais, ADR (L)	1,210	19,832
Cia Paranaense de Energia, SADR	300	6,675
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	400	27,608
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	400	18,204
Companhia de Saneamento de Minas Gerais	200	3,067
Companhia Siderurgica Nacional SA, SADR	3,550	62,729
Cosan SA Industria e Comercio	1,300	19,316
CPFL Energia SA	600	13,723
Cyrela Brazil Realty SA	2,800	39,634
Diagnosticos da America SA	3,600	43,404
Duratex SA	2,290	24,835
Empresa Brasileira de Aeronautica SA, ADR	1,100	31,229
Fertilizantes Heringer SA	1,600	6,780
Fibria Celulose SA, SADR (L)	1,104	19,088
Gafisa SA	3,000	23,138
Gerdau SA, SADR (L)	4,100	55,801
Gol Linhas Aereas Inteligentes SA, ADR	900	14,148
Itau Unibanco Holding SA	3,615	87,411
JBS SA	2,700	11,665
JHSF Participacoes SA	2,000	3,664
LLX Logistica SA (I)	587	3,213
Localiza Rent A Car SA	300	5,044
Lojas Americanas SA	1,300	9,811
Lojas Renner SA	1,500	51,410
Lupatech SA	100	1,321
MMX Mineracao e Metalicos SA (I)	465	3,526
Natura Cosmeticos SA	1,100	29,580
Obrascon Huarte Lain Brasil SA	200	6,265
Odontoprev SA	400	4,702
Perdigao SA	984	14,975
Petroleo Brasileiro SA, ADR (L)	7,732	280,440
Petroleo Brasileiro SA, SADR	10,394	341,131
Plascar Participacoes Industriais SA (I)	700	1,460
Porto Seguro SA	1,300	16,673
Rossi Residencial SA	4,800	45,957
Sao Martinho SA	500	5,313
Souza Cruz SA	400	19,991
Sul America SA	2,700	30,319
Tele Norte Leste Participacoes SA	400	7,435
Telecomunicacoes de Sao Paulo SA	600	13,404
Telecomunicacoes de Sao Paulo SA, ADR (L)	1,100	26,873

84

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Terna Participacoes SA	800	$15,712
Tim Participacoes SA	700	23,093
Totvs SA	100	7,677
Ultrapar Participacoes SA	200	12,033
Ultrapar Participacoes SA, ADR	300	18,360
Usinas Siderurgicas de Minas Gerais SA	1,400	21,323
Vale SA	10,100	280,275
Vale SA, SADR (L)	7,000	218,890
Vivo Participacoes SA, ADR	900	24,453
Weg SA	2,400	26,241

		2,732,694
Canada - 2.10%
Absolute Software Corp. (I)	200	768
Aecon Group, Inc.	200	2,329
AGF Management, Ltd.	1,356	21,166
Agnico-Eagle Mines, Ltd.	700	49,767
Agrium, Inc.	1,000	75,032
Alamos Gold, Inc.	1,600	27,276
Alimentation Couche Tard, Inc.	600	13,418
Astral Media, Inc.	600	22,539
ATCO, Ltd.	300	15,745
Aurizon Mines, Ltd. (I)	1,500	10,351
Bank of Montreal	2,254	130,302
Bank of Nova Scotia	3,435	183,351
Bankers Petroleum, Ltd. (I)	700	5,531
Barrick Gold Corp.	3,800	175,615
BCE, Inc.	1,917	62,378
Bellatrix Exploration, Ltd. (I)	2,700	10,234
Birchcliff Energy, Ltd. (I)	1,700	14,474
BMTC Group, Inc., Class A	200	4,597
Bombardier, Inc.	7,600	37,302
Bombardier, Inc., Class A	2,300	11,266
Boralex, Inc. (I)	200	1,586
CAE, Inc.	2,909	30,026
Calfrac Well Services, Ltd.	600	14,940
Calvalley Petroleums, Inc. (I)	500	1,735
Cameco Corp.	1,800	50,034
Canaccord Capital, Inc.	1,200	12,094
Canada Bread Company, Ltd.	100	4,325
Canadian Imperial Bank of Commerce (L)	1,369	99,325
Canadian National Railway Company	1,700	108,718
Canadian Natural Resources, Ltd.	4,000	138,361
Canadian Pacific Railway, Ltd.	900	54,985
Canadian Tire Corp., Ltd.	600	33,414
Canadian Utilities, Ltd.	600	29,076
Canadian Western Bank	400	9,657
Canfor Corp. (I)	2,100	17,104
Cangene Corp.	400	1,442
Capstone Mining Corp. (I)	4,700	15,440
Cardiome Pharma Corp. (I)	300	1,825
Cascades, Inc.	500	3,091
CCL Industries, Inc.	500	14,073
Celestica, Inc. (I)	2,600	21,833
Cenovus Energy, Inc.	2,956	85,011
CGI Group, Inc. (I)	2,300	34,626
CI Financial Corp.	800	16,134
Cogeco Cable, Inc.	400	14,194
Cogeco, Inc.	400	12,246
Colossus Minerals, Inc. (I)	1,100	8,574
Compton Petroleum Corp. (I)	600	309
Connacher Oil and Gas, Ltd. (I)	1,300	1,516
Consolidated Thompson Iron Mines, Ltd. (I)	1,100	9,429
Corridor Resources, Inc. (I)	1,200	6,240
Corus Entertainment, Inc.	1,200	25,192

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cott Corp. (I)	800	$6,282
Crescent Point Energy Corp.	500	18,423
Crew Energy, Inc. (I)	300	5,310
Crystallex International Corp. (I)	1,900	683
Daylight Energy, Ltd.	1,870	17,902
Denison Mines Corp. (I)	7,400	12,083
Descartes Systems Group, Inc. (I)	600	3,849
Detour Gold Corp. (I)	400	11,554
Domtar Corp.	400	25,832
Dorel Industries, Inc., Class B	200	6,685
Dragonwave, Inc. (I)	700	4,939
Dundee Precious Metals, Inc. (I)	400	2,449
DundeeWealth, Inc.	600	8,415
Eastern Platinum, Ltd. (I)	26,100	36,021
Eldorado Gold Corp.	2,700	49,912
Empire Company, Ltd.	200	10,703
Enbridge, Inc.	1,275	66,780
EnCana Corp.	2,956	89,321
Ensign Energy Services, Inc.	900	11,048
Equinox Minerals, Ltd. (I)	2,200	12,359
European Goldfields, Ltd. (I)	900	9,534
Evertz Technologies, Ltd.	100	1,623
Exfo Electro Optical Engineering, Inc. (I)	55	317
Fairborne Energy, Ltd. (I)	400	1,648
Fairfax Financial Holdings, Ltd.	200	81,446
Finning International, Inc.	1,300	30,223
First Quantum Minerals, Ltd.	1,000	76,052
FirstService Corp. (I)	200	4,793
Flint Energy Services, Ltd. (I)	200	2,988
Fortis, Inc.	900	27,939
Forzani Group, Ltd.	200	3,168
Franco-Nevada Corp.	800	25,169
Galleon Energy, Inc. (I)	300	1,026
Gammon Gold, Inc. (I)	1,200	8,362
Garda World Security Corp. (I)	200	1,681
George Weston, Ltd.	400	30,693
Gildan Activewear, Inc. (I)	1,000	28,127
Glacier Media, Inc. (I)	600	1,330
GMP Capital, Inc.	600	6,228
Goldcorp, Inc.	2,669	115,953
Gran Tierra Energy, Inc. (I)	3,400	26,248
Great Canadian Gaming Corp. (I)	400	2,787
Great-West Lifeco, Inc.	1,000	24,745
Groupe Aeroplan, Inc.	2,900	35,626
Guyana Goldfields, Inc. (I)	396	4,018
Harry Winston Diamond Corp. (I)	200	2,327
Home Capital Group, Inc.	400	17,296
HudBay Minerals, Inc.	800	11,391
Husky Energy, Inc.	800	19,454
IAMGOLD Corp.	2,200	38,958
IESI-BFC, Ltd.	233	5,333
IGM Financial, Inc.	700	28,438
Imax Corp. (I)	300	5,070
Imperial Oil, Ltd.	900	34,105
Industrial Alliance Insurance and Financial
Services, Inc.	900	27,641
Inmet Mining Corp.	700	38,997
Intact Financial Corp.	800	35,463
Intertape Polymer Group, Inc. (I)	2,100	3,164
Ivanhoe Energy, Inc. (I)	900	1,916
Ivanhoe Mines, Ltd. (I)	2,800	65,693
Kingsway Financial Services, Inc. (I)	1,600	2,597
Kinross Gold Corp.	7,178	134,644
Kirkland Lake Gold, Inc. (I)	1,000	8,426
Lake Shore Gold Corp. (I)	2,500	8,747

85

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Laurentian Bank of Canada	300	$12,768
Legacy Oil & Gas, Inc. (I)	800	8,771
Leon’s Furniture, Ltd.	300	4,006
Linamar Corp.	400	7,414
Loblaw Companies, Ltd.	800	31,700
Lundin Mining Corp. (I)	1,400	6,994
MacDonald Dettwiler & Associates, Ltd. (I)	400	17,689
Magna International, Inc.	400	32,823
Major Drilling Group International	100	2,879
Maple Leaf Foods, Inc.	400	4,681
Maxim Power Corp. (I)	100	255
MDS, Inc. (I)	2,500	25,197
Mercator Minerals, Ltd. (I)	2,600	6,520
Mercer International, Inc. (I)	900	4,401
Methanex Corp.	800	19,609
Metro, Inc.	900	39,048
Migao Corp. (I)	1,300	8,339
Minefinders Corp. (I)	275	2,686
Miranda Technologies, Inc. (I)	300	1,429
National Bank of Canada	700	44,174
Neo Material Technologies, Inc. (I)	700	3,347
Nexen, Inc.	3,247	65,325
Niko Resources, Ltd.	400	39,366
Norbord, Inc. (I)	60	665
North American Energy Partners, Inc. (I)	700	5,694
North American Palladium, Ltd. (I)	200	826
Northern Dynasty Minerals, Ltd. (I)	500	4,238
Northgate Minerals Corp.	1,600	4,836
NuVista Energy, Ltd.	800	8,110
Onex Corp.	800	22,478
Open Text Corp. (I)	600	28,312
OPTI Canada, Inc. (I)	1,100	887
Osisko Mining Corp. (I)	2,300	32,749
Pacific Rubiales Energy Corp. (I)	400	11,247
Pan American Silver Corp.	600	17,687
Paramount Resources, Ltd.	200	3,958
Pason Systems, Inc.	1,200	14,264
PetroBakken Energy, Ltd., Class A	921	20,651
Petrobank Energy & Resources, Ltd. (I)	1,000	40,665
Petrolifera Petroleum, Ltd. (I)	400	307
Potash Corp. of Saskatchewan, Inc.	900	129,013
Power Corp. of Canada	1,800	46,885
Power Financial Corp.	900	25,454
Progress Energy Resources Corp.	1,300	14,745
Quadra FNX Mining, Ltd. (I)	648	9,510
Quebecor, Inc.	300	10,045
Questerre Energy Corp. (I)	3,200	7,931
Reitman’s Canada, Ltd.	500	9,024
Research In Motion, Ltd. (I)	1,600	77,908
Richelieu Hardware, Ltd.	700	19,049
Ritchie Bros. Auctioneers, Inc.	700	14,478
Rogers Communications, Inc., Class B	1,900	71,114
RONA, Inc. (I)	1,300	16,804
Royal Bank of Canada	4,977	259,226
Rubicon Minerals Corp. (I)	2,300	9,456
Russel Metals, Inc.	1,100	22,601
Sandvine Corp. (I)	7,000	12,654
Saputo, Inc.	1,100	37,547
Savanna Energy Services Corp. (I)	400	2,130
Sears Canada, Inc.	599	10,945
SEMAFO, Inc. (I)	1,800	17,005
Shaw Communications, Inc., Class B	1,700	37,440
Shawcor, Ltd., Class A	600	17,494
Sherritt International Corp.	3,300	25,691
Shoppers Drug Mart Corp.	900	34,980

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Shore Gold, Inc. (I)	1,200	$921
Silver Standard Resources, Inc. (I)	600	11,955
Silver Wheaton Corp. (I)	2,100	55,924
Silvercorp Metals, Inc.	500	4,111
SNC-Lavalin Group, Inc.	700	35,786
Southgobi Energy Resources, Ltd. (I)	100	1,008
Sprott Resource Lending Corp. (I)	1,200	2,123
Stantec, Inc. (I)	200	5,301
Stella-Jones, Inc.	200	5,375
Storm Ventures International, Inc. (I)	716	1,684
Sun Life Financial, Inc. (Toronto Exchange)	4,008	104,865
Suncor Energy, Inc.	10,139	330,116
Superior Plus Corp.	700	8,103
Talisman Energy, Inc.	5,500	96,219
Tanzanian Royalty Exploration Corp. (I)	1,900	13,665
Taseko Mines, Ltd. (I)	900	4,645
Teck Resources, Ltd.	2,700	111,055
Teekay Corp.	600	16,038
TELUS Corp.	962	40,774
Tesco Corp. (I)	200	2,406
The Jean Coutu Group (PJC), Inc.	1,500	12,713
The Toronto-Dominion Bank	3,600	260,492
Thompson Creek Metals Company, Inc. (I)	400	4,311
Thomson Corp.	1,412	53,082
Tim Hortons, Inc.	1,400	50,998
Timminco, Ltd. (I)	300	105
TMX Group, Inc.	500	15,371
Toromont Industries, Ltd.	500	13,821
Torstar Corp.	400	4,933
Trans-Canada Corp.	2,857	105,989
TransAlta Corp.	1,899	40,531
Transcontinental, Inc.	500	6,789
TransForce, Inc.	1,100	11,129
Trican Well Service, Ltd.	1,500	23,924
Trinidad Drilling, Ltd.	2,100	10,572
UEX Corp. (I)	800	785
Uni-Select, Inc.	200	5,122
Uranium One, Inc.	7,500	25,294
UTS Energy Corp. (I)	2,400	8,397
Valeant Pharmaceuticals International, Inc. (I)	2,746	69,044
Ventana Gold Corp. (I)	800	8,125
Vero Energy, Inc. (I)	300	1,948
Viterra, Inc. (I)	3,072	26,812
West Fraser Timber Company, Ltd.	300	11,021
Western Financial Group, Inc.	600	1,400
Wi-LAN, Inc.	1,000	4,111
Yamana Gold, Inc.	5,300	60,423

		6,427,370
Cayman Islands - 0.09%
China Dongxiang Group Company	27,000	15,561
Consolidated Water Company, Ltd.	400	3,792
Fresh Del Monte Produce, Inc. (I)	1,000	21,700
Garmin, Ltd. (L)	2,500	75,875
Greenlight Capital Re, Ltd., Class A (I)	600	15,012
Herbalife, Ltd.	1,000	60,350
Hopewell Highway Infrastructure, Ltd., GDR	12,600	9,768
Seagate Technology PLC (I)	5,400	63,612
Siem Offshore, Inc. (I)	1,271	2,012
Xinao Gas Holdings, Ltd.	4,000	11,339

		279,021
Chile - 0.16%
Banco de Chile	516	46,368
Banco de Credito e Inversiones	233	13,972

86

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chile (continued)
Banco Santander Chile SA, ADR (L)	300	$28,965
CAP SA	641	31,782
Centros Comerciales Sudamericanos SA	5,133	34,758
Cia Cervecerias Unidas SA, ADR	500	27,825
Cia General de Electricidad	1,916	12,994
Colbun SA	49,226	14,046
CorpBanca SA, SADR	100	7,388
Empresa Electrica Del Norte Grande Sa	4,759	12,742
Empresa Nacional de Electricidad SA, ADR	500	27,015
Empresa Nacional de Telecomunicaciones SA	1,081	17,557
Empresas CMPC SA	250	13,543
Empresas Copec SA	2,167	40,616
Empresas La Polar SA	1,236	9,251
Enersis SA, SADR	1,400	32,914
Lan Airlines SA, SADR (L)	900	26,496
Madeco SA	184,091	11,206
Masisa SA	76,248	13,085
S.A.C.I. Falabella SA	1,614	15,705
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares	600	28,944
Sonda SA	5,869	13,288
Vina Concha Y Toro SA, ADR	300	14,376

		494,836
China - 0.76%
AAC Acoustic Technology Holdings, Inc.	10,000	21,912
Agile Property Holdings, Ltd.	8,000	9,050
Ajisen China Holdings, Ltd.	8,000	12,505
Aluminum Corp. China, Ltd. (I)(L)	1,300	30,953
Angang Steel Company, Ltd., Class H	10,000	15,982
Anhui Conch Cement Company, Ltd.	8,000	36,309
Anta Sports Products, Ltd.	1,000	2,326
Bank of China, Ltd., Class H	321,000	168,878
Bank of Communications
Company, Ltd., Class H	28,750	31,127
Beijing Capital International Airport
Company, Ltd., Class H (I)	26,000	13,673
Beijing Datang Power Generation
Company, Ltd., Class H	26,000	10,835
Bund Center Investment, Ltd. (I)	4,500	1,726
BYD Company, Ltd., Class H	3,000	23,962
China BlueChemical, Ltd.	18,000	12,970
China Citic Bank Corp, Ltd.	21,000	13,507
China Coal Energy Company, Series H	22,000	36,228
China Communications
Construction Company, Ltd.	22,000	20,895
China Communications Services
Corp., Ltd., Class H	28,000	16,579
China Construction Bank Corp. (I)	206,000	180,144
China COSCO Holdings Company, Ltd. (I)	18,500	20,874
China Eastern Airlines Corp., Ltd. (I)	60,000	36,691
China Huiyuan Juice Group, Ltd.	11,000	7,682
China Information Technology, Inc. (I)	800	3,896
China Life Insurance
Company, Ltd., SADR (L)	2,000	118,960
China Merchants Bank Company, Ltd.	17,628	45,290
China Molybdenum Company, Ltd.	18,000	12,915
China National Building
Material Company, Ltd.	10,000	23,279
China National Materials Company, Ltd.	11,000	9,136
China Oilfield Services, Ltd.	10,000	15,648
China Petroleum & Chemical Corp.	700	61,796
China Railway Construction Corp.	13,500	18,130
China Railway Group, Ltd.	23,000	17,995
China Shanshui Cement Group, Ltd.	20,000	12,374

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Shenhua Energy Company, Ltd.	13,500	$55,674
China Shineway Pharmaceutical Group, Ltd.	5,000	17,658
China Shipping Container Lines
Company, Ltd. (I)	47,000	17,298
China Shipping Development Company, Ltd.	10,000	13,725
China Southern Airlines Company, Ltd. (I)	60,000	34,496
China Telecom Corp., Ltd., ADR	500	27,360
China Yurun Food Group, Ltd.	10,000	37,233
Cogo Group, Inc. (I)	600	3,708
Country Garden Holdings Company	32,000	10,394
Dongfang Electrical Machinery Company, Ltd.	4,800	22,643
Dongfeng Motor Group Company, Ltd.	30,000	61,484
Epure International, Ltd. (I)	17,000	11,136
Foxconn International Holdings, Ltd. (I)	21,000	15,389
Fufeng Group, Ltd.	10,000	7,141
Great Wall Motor Company, Ltd.	4,000	10,846
Greentown China Holdings, Ltd.	11,500	12,491
Guangdong Investment, Ltd.	34,000	17,880
Guangzhou Automobile Group Company, Ltd.	32,233	55,585
Guangzhou R&F Properties
Company, Ltd., Class H	10,000	14,003
Hidili Industry International Development, Ltd.	13,000	12,766
Huaneng Power International, Inc.	500	12,380
Hunan Non Ferrous Metal Corp., Ltd. (I)	12,000	4,818
Industrial & Commercial Bank of China, Ltd.	194,000	144,233
Jiangsu Expressway, Ltd.	10,000	10,478
Jiangxi Copper Company, Ltd., Class H	9,000	22,712
Kingsoft Corp., Ltd.	12,000	6,385
KWG Property Holding, Ltd.	14,500	11,097
Lenovo Group, Ltd.	34,000	21,044
Maanshan Iron & Steel Company, Ltd.	22,000	13,744
New World Department Store China	8,000	8,239
PetroChina Company, Ltd., Class H	92,000	107,198
PICC Property & Casualty
Company, Ltd., Class H (I)	22,000	29,809
Ping An Insurance Group Company
of China, Ltd.	5,500	56,249
Semiconductor Manufacturing
International Corp. (I)	265,000	18,933
Shanghai Electric Group Company, Ltd.	26,000	14,381
Shimao Property Holdings, Ltd., GDR	14,500	24,109
Shui On Land, Ltd.	12,650	6,217
Sinopec Shanghai
Petrochemical Company, Ltd.	300	12,363
Sinotrans Shipping, Ltd.	15,500	6,586
Sinotrans, Ltd., Class H	11,000	2,974
Tencent Holdings, Ltd.	2,900	63,063
Tingyi (Cayman Islands) Holding Corp.	10,000	27,583
Tsingtao Brewery Company, Ltd., Series H	2,000	11,432
Uni-President China Holdings, Ltd.	16,000	12,249
Want Want China Holdings, Ltd.	15,000	13,939
Weiqiao Textile Company	11,000	9,008
Xingda International Holdings, Ltd.	14,000	12,472
XTEP International Holdings	14,500	12,134
Yanzhou Coal Mining Company, Ltd.	1,300	31,681
Yanzhou Coal Mining Company, Ltd., Class H	4,000	9,756
Zhaojin Mining Industry Company., Ltd.	6,000	18,483
Zhejiang Expressway Company, Ltd., Class H	12,000	11,329
Zhuzhou CSR Times Electric Company, Ltd.	4,000	12,853
Zijin Mining Group, Ltd.	26,000	22,059
ZTE Corp., Class H	2,100	8,312

		2,333,439
Cyprus - 0.01%
Globaltrans Investment PLC, GDR	741	11,182

87

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cyprus (continued)
ProSafe ASA	954	$5,882
Prosafe Production Public, Ltd. (I)	2,200	5,576

		22,640
Czech Republic - 0.02%
CEZ AS	757	33,928
Komercni Banka AS (I)	109	23,791
Telefonica O2 Czech Republic AS	798	17,078

		74,797
Denmark - 0.22%
A P Moller Maersk A/S, Series A	6	49,866
Bavarian Nordic A/S (I)	225	8,045
Carlsberg A/S	702	73,149
Coloplast A/S	150	17,893
D.S. Norden A/S	64	2,531
Danisco A/S	415	36,990
Danske Bank A/S (I)	2,447	58,991
DSV A/S, ADR	687	13,994
East Asiatic Company, Ltd. A/S	298	7,818
Fionia Bank A/S (I)	550	0
FLS Industries A/S	534	38,969
Genmab A/S (I)	380	4,276
GN Store Nord A/S (I)	2,000	15,358
H. Lundbeck A/S	487	8,597
IC Companys A/S	52	2,235
Jyske Bank A/S (I)	712	27,722
NeuroSearch A/S (I)	102	1,538
NKT Holding A/S	119	5,857
Novo Nordisk A/S	1,600	157,504
Novozymes A/S, B Shares	250	31,793
PER Aarsleff A/S	90	6,775
Rockwool International A/S	100	10,914
Schouw & Company A/S	100	2,212
SimCorp A/S	51	8,114
Sjaelso Gruppen A/S (I)	150	206
Spar Nord Bank A/S (I)	600	6,199
Sydbank A/S (I)	399	9,294
Topdanmark A/S (I)	65	8,188
Torm A/S	300	2,199
TrygVesta A/S	177	10,629
Vestas Wind Systems A/S (I)	868	32,674

		660,530
Finland - 0.33%
Ahlstrom OYJ (L)	715	16,446
Alma Media OYJ	1,123	10,537
Amer Sports OYJ	1,470	18,112
Atria PLC	525	7,745
Cargotec Corp. OYJ	270	11,690
Cramo OYJ (I)	941	17,727
Elisa OYJ, Class A	806	18,487
Fortum OYJ	2,649	69,387
Huhtamaki OYJ	1,487	19,107
KCI Konecranes OYJ	207	7,751
Kemira OYJ	1,294	17,831
Kesko OYJ	774	36,311
Kone OYJ	649	33,560
M-real OYJ (I)	5,400	21,643
Metra OYJ	696	45,453
Metso OYJ	2,220	101,989
Neste Oil OYJ (L)	398	6,221
Nokia AB OYJ	3,799	38,202
Nokia Oyj	8,000	80,240
Nokian Renkaat OYJ	853	29,338
Oriola-KD OYJ	3,601	20,955

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Orion OYJ, Series A	518	$10,446
Orion OYJ, Series B	915	18,279
Outokumpu OYJ	1,422	28,311
Outotec OYJ	128	5,431
Pohjola Bank PLC	2,267	27,552
Poyry OYJ	603	9,181
Ramirent OYJ	239	2,450
Rautaruukki OYJ	824	17,044
Ruukki Group OYJ	3,552	9,160
Sampo OYJ	2,893	78,199
Sanoma OYJ	694	14,681
Stockmann OYJ Abp, Series B	271	10,560
Stora Enso OYJ, Series R	4,914	48,727
TietoEnator OYJ	537	10,702
Tikkurila OYJ (I)	323	6,998
UPM-Kymmene OYJ	3,521	60,425
Vacon OYJ	243	11,617
Vaisala OYJ	274	7,692
YIT OYJ	616	14,627

		1,020,814
France - 1.70%
Accor SA	679	24,786
Aeroports de Paris	235	19,185
Air France KLM (I)	1,136	17,416
Air Liquide SA	1,094	133,852
Alcatel-Lucent (I)	10,870	36,725
Alcatel-Lucent, SADR (I)	1,300	4,394
Alstom SA	940	48,094
Alten SA	466	15,123
April Group SA	269	7,888
Arkema	378	19,375
Atos Origin SA (I)	196	8,886
AXA SA	10,603	186,177
BioMerieux SA	61	6,324
BNP Paribas	4,282	305,997
Bonduelle SCA	60	5,705
Bongrain SA	43	3,107
Bourbon SA	181	7,400
Bouygues SA	1,336	57,391
Bureau Veritas SA	318	22,224
Cap Gemini SA	1,092	54,878
Carbone Lorraine SA	322	13,923
Carrefour SA	2,447	131,790
Casino Guichard Perrachon SA	384	35,220
Christian Dior SA	341	44,649
Cie de Saint-Gobain SA	2,765	123,281
Cie Generale de Geophysique-Veritas (I)	928	20,453
CNP Assurances SA	912	16,948
Compagnie Generale de Geophysique-Veritas	800	17,472
Compagnie Generale des Etablissements
Michelin, Class B	980	74,789
Compagnie Plastic Omnium SA	375	19,958
Credit Agricole SA	3,815	59,936
Danone SA	2,419	144,865
Dassault Systemes SA	135	9,947
Dassault Systemes SA, ADR	178	13,049
Delachaux SA	38	2,910
Edenred (I)	679	13,451
EDF Energies Nouvelles, SA	202	7,743
Eiffage SA	162	7,725
Electricite de France	876	37,811
Essilor International SA	954	65,670
Esso SAF	21	2,741
Etablissements Maurel et Prom SA	1,051	14,491

88

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Etam Developpement SA (I)	178	$7,558
Euler Hermes SA (I)	217	17,677
European Aeronautic Defence &
Space Company (I)	2,586	64,669
Eutelsat Communications	618	23,603
Faiveley Transport	97	8,449
Faurecia (I)	464	10,918
Financiere Marc de Lacharriere SA	165	7,212
France Telecom SA	5,151	111,457
France Telecom SA, SADR	2,800	60,284
GDF Suez	5,590	200,740
Gemalto NV	759	31,180
GFI Informatique SA (I)	1,624	6,178
GL Events SA	168	5,310
Groupe Eurotunnel SA	2,241	19,069
Groupe Steria SA	723	21,686
Guyenne & Gascogne SA	102	10,854
Havas SA	9,811	48,015
Hermes International SA	266	60,851
Iliad SA	179	18,677
Imerys SA	456	27,393
Ingenico SA	483	14,116
International Metal Service SA (I)	172	2,819
Ipsen SA	190	6,304
Ipsos SA	285	13,033
JC Decaux SA (I)	642	16,958
Korian	384	8,484
L’Oreal SA	942	106,140
Lafarge SA	1,323	75,928
Lagardere S.C.A	829	32,426
Legrand SA, ADR	757	25,616
LVMH Moet Hennessy Louis Vuitton SA	943	138,607
M6-Metropole Television	679	15,990
Meetic	378	11,955
Natixis (I)	8,403	48,219
Neopost SA	278	20,697
Nexans SA	342	24,899
Orpea SA	163	7,326
PagesJaunes Groupe SA	975	10,214
Penauille Polyservices SA	416	1,847
Pernod-Ricard SA	1,312	109,762
Peugeot SA (I)	1,042	35,163
Pierre & Vacances SA	194	12,622
PPR	493	79,786
Publicis Groupe SA	872	41,472
Rallye SA	346	12,818
Remy Cointreau SA	111	7,481
Renault SA (I)	1,576	81,401
Rexel SA (I)	817	14,653
Rhodia SA	963	23,171
Rubis SA	143	14,637
Sa des Ciments Vicat	137	9,691
Safran SA	1,294	36,459
Saft Groupe SA	395	15,422
Sanofi-Aventis SA	101	6,740
Sanofi-Aventis SA	8,840	293,930
Schneider Electric SA	1,305	165,812
SCOR SE	1,334	31,896
SEB SA	170	14,602
Seche Environnement SA	29	2,206
Sechilienne-Sidec SA	300	8,300
SeLoger.com	403	20,611
Societe BIC SA	221	17,748
Societe Generale	2,644	153,075
Societe Television Francaise	400	6,232

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Sodexho Alliance	416	$27,048
SOITEC (I)(L)	1,651	15,778
Somfy SA	66	13,589
SR Teleperformance SA	626	17,843
Stallergenes SA	185	16,211
STMicroelectronics NV	5,121	39,309
Suez Environnement SA	1,413	26,150
Technip SA	901	72,697
Thales SA	491	17,956
Theolia SA (I)	446	761
Total SA	2,048	105,635
UBISOFT Entertainment SA (I)	662	7,389
Valeo SA (I)	771	35,851
Vallourec SA	600	59,705
Veolia Environnement	900	23,724
Veolia Environnement SA	471	12,414
Vilmorin & Compagnie SA	121	13,070
Vinci SA	1,530	76,863
Vivendi SA	6,332	173,588
Wendel	66	4,380
Zodiac SA	501	31,790

		5,214,548
Germany - 1.51%
Aareal Bank AG (I)	1,065	23,693
Adidas AG	1,204	74,624
Aixtron AG (L)	2,020	60,201
Allianz SE	2,309	260,666
Axel Springer AG	80	10,576
BASF SE	3,942	249,054
Bayer AG	3,714	259,348
Bayerische Motoren Werke (BMW) AG (L)	1,574	110,576
Beiersdorf AG	429	26,332
Bilfinger Berger AG	616	42,537
Biotest AG	188	8,990
Carl Zeiss Meditec AG	602	9,477
Celesio AG	622	13,555
Commerzbank AG (I)	5,493	45,459
Daimler AG (I)	4,529	287,344
Demag Cranes AG (I)	396	15,191
Deutsche Bank AG	3,900	214,227
Deutsche Boerse AG	914	61,039
Deutsche Lufthansa AG (I)	960	17,675
Deutsche Post AG	4,806	87,275
Deutsche Postbank AG (I)	658	22,402
Deutsche Telekom AG	16,349	223,246
Deutsche Wohnen AG (I)	1,651	19,638
Deutz AG (I)	380	2,796
Douglas Holding AG	377	18,933
Duerr AG (I)	342	10,670
DVB Bank AG	130	4,342
E.ON AG	8,457	248,919
ElringKlinger AG	874	28,003
Evotec AG (I)	5,636	17,825
Fielmann AG	101	9,419
Fraport AG, ADR	382	23,248
Freenet AG	594	6,985
Fresenius AG	201	16,090
Fresenius Medical Care AG &
Company KGaA	1,000	61,740
GEA Group AG	1,483	37,105
Generali Deutschland Holding	157	19,487
Gerresheimer AG (I)	197	7,896
GFK AG	202	8,630
Gildemeister AG	331	4,832

89

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Grenkeleasing AG	302	$14,825
Hamburger Hafen und Logistik AG	130	5,061
Hannover Rueckversicherung AG	384	17,664
HeidelbergCement AG	1,012	48,847
Heidelberger Druckmaschinen AG (I)	900	4,314
Henkel AG & Company, KGaA	916	41,482
Hochtief AG	395	34,271
Infineon Technologies AG (I)	11,647	80,904
Infineon Technologies AG, ADR (I)	1,444	10,007
IVG Immobilien AG (I)	981	7,126
Jenoptik AG (I)	706	4,105
K&S AG	906	54,256
Kloeckner & Company SE (I)	357	8,035
Kontron AG	927	8,062
Krones AG (I)	110	6,553
KWS Saat AG	30	4,937
Lanxess AG	377	20,692
Leoni AG (I)	304	10,317
Linde AG	871	113,616
MAN AG	685	74,720
Medion AG	481	6,758
Merck KGAA	443	37,225
Metro AG	461	30,036
MLP AG	663	6,760
MTU Aero Engines Holding AG	328	18,759
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	987	136,778
MVV Energie AG	213	8,432
Norddeutsche Affinerie AG	508	24,245
Nordex AG (I)	111	1,022
Pfeiffer Vacuum Technology AG	139	13,152
Pfleiderer AG (I)	325	1,721
Praktiker Bau- und Heimwerkermaerkte AG	439	3,713
Premiere AG (I)	4,951	6,932
Puma AG	48	15,840
Q-Cells AG (I)	211	1,184
Qiagen AG (I)	1,865	33,364
Rheinmetall AG	265	17,533
Rhoen-Klinikum AG	1,133	24,997
Roth & Rau AG (I)	271	6,467
RWE AG	1,689	113,931
Salzgitter AG	344	22,327
SAP AG (L)	2,700	133,137
SAP AG	299	14,811
SGL Carbon AG (I)	292	10,131
Siemens AG (L)	3,200	337,280
Sixt AG	395	14,540
SMA Solar Technology AG	59	6,527
Software AG	261	31,569
Solarworld AG (L)	724	9,124
Solon AG Fuer Solartechnik AG (I)(L)	266	1,106
Stada Arzneimittel AG	532	15,272
Suedzucker AG	616	13,781
Symrise AG	1,131	31,484
ThyssenKrupp AG	2,089	68,226
Tognum AG	1,002	22,229
TUI AG (I)	2,754	33,687
United Internet AG	711	11,497
Volkswagen AG	295	32,560
Vossloh AG	56	5,966
Wacker Chemie AG	99	18,298
Wacker Construction Equipment AG (I)	190	2,610
Wincor Nixdorf AG	298	19,440

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Wire Card AG	551	$7,520

		4,611,810
Gibraltar - 0.00%
PartyGaming PLC (I)	2,309	10,014
Greece - 0.10%
Agricultural Bank of Greece SA (I)	2,722	3,444
Alapis Holding Industrial & Commercial SA	1,171	2,517
Alpha Bank A.E. (I)	4,746	29,647
Bank of Cyprus PCL	736	3,701
Bank of Greece SA	162	6,579
Coca Cola Hellenic Bottling Company SA	1,000	26,000
Diagnostic & Therapeutic Center of Athens
Hygeia SA	2,326	2,532
EFG Eurobank Ergasias SA (I)	3,504	21,008
Excel Maritime Carriers, Ltd. (I)	700	3,934
Fourlis SA	160	1,282
GEK Group of Companies SA	925	5,280
Geniki Bank SA (I)	568	1,644
Greek Postal Savings Bank SA (I)	615	3,400
Hellenic Petroleum SA	1,357	10,203
Hellenic Technodomiki Tev SA	2,313	9,169
Hellenic Telecommunications Organization SA	1,308	9,392
Intralot SA-integrated Lottery
Systems & Services	1,792	6,885
Marfin Financial Group SA Holdings	7,394	7,885
Metka SA	436	4,723
Michaniki SA	2,623	1,484
Motor Oil Hellas Corinth Refineries SA	798	7,818
Mytilineos Holdings SA (I)	1,928	11,217
National Bank of Greece SA (I)	5,031	48,959
OPAP SA	1,350	21,310
Piraeus Bank SA (I)	5,752	28,343
Proton Bank SA	1,023	1,264
Public Power Corp. SA	1,004	15,633
Terna Energy SA	278	1,035
Titan Cement Company SA	454	9,169
Viohalco SA (I)	1,796	9,003

		314,460
Guernsey, C.I. - 0.03%
Amdocs, Ltd. (I)	2,900	83,114
Hong Kong - 1.04%
Alibaba.com, Ltd.	5,500	11,470
Allied Group, Ltd.	2,000	7,852
Allied Properties HK, Ltd.	20,000	4,305
AMVIG Holdings, Ltd.	4,000	3,198
Apac Resources, Ltd. (I)	100,000	5,905
Asia Financial Holdings, Ltd.	22,000	8,903
Asia Satellite Telecom
Holdings Company, Ltd.	7,000	12,737
ASM Pacific Technology, Ltd.	1,800	16,043
Associated International Hotels, Ltd. (I)	2,000	4,227
Bank of East Asia, Ltd.	10,893	45,841
Beijing Enterprises Holdings, Ltd.	4,000	28,510
Belle International Holdings, Ltd.	23,000	46,246
BOC Hong Kong Holdings, Ltd.	13,500	42,717
Brilliance China Automotive Holdings, Ltd. (I)	68,000	50,368
C C Land Holdings, Ltd.	7,000	2,889
Cafe de Coral Holdings, Ltd.	2,000	5,642
Cathay Pacific Airways, Ltd.	8,000	21,653
Chaoda Modern Agriculture Holdings, Ltd.	28,480	23,531
Chaoyue Group, Ltd. (I)	45,000	3,450
Cheung Kong Holdings, Ltd.	7,000	106,027
Cheung Kong Infrastructure Holdings, Ltd.	4,000	15,869

90

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Aerospace International Holdings, Ltd.	76,000	$11,559
China Agri-Industries Holdings, Ltd.	8,000	11,317
China Everbright International, Ltd.	16,000	7,985
China Everbright, Ltd.	4,000	9,485
China Gas Holdings, Ltd.	16,000	8,625
China Grand Forestry Resources
Group, Ltd. (I)	26,000	1,005
China Green Holdings, Ltd.	3,000	2,900
China High Speed Transmission Equipment
Group Company, Ltd.	5,000	10,833
China Mengniu Dairy Company, Ltd.	4,000	12,350
China Merchants Holdings
International Company, Ltd.	6,403	23,239
China Mobile, Ltd.	1,500	15,350
China Mobile, Ltd., SADR	5,100	260,763
China Overseas Land & Investment, Ltd.	18,960	40,127
China Pharmaceutical Group, Ltd. (L)	14,000	7,212
China Power New Energy Development
Company, Ltd. (I)	100,000	9,902
China Resource Power Holdings, Ltd.	8,000	17,261
China Resources Enterprises, Ltd.	8,000	36,347
China Resources Gas Group, Ltd.	6,000	8,878
China Resources Land, Ltd.	12,000	24,407
China State Construction
International Holdings, Ltd.	18,000	10,844
China Taiping Insurance Holdings
Company, Ltd. (I)	7,000	23,410
China Travel International Investment Hong
Kong, Ltd. (I)	22,000	5,180
China Unicom Hong Kong, Ltd. (L)	3,803	55,372
China WindPower Group, Ltd. (I)	80,000	9,074
Citic 1616 Holdings, Ltd.	27,000	9,751
Citic 21CN Company, Ltd.	36,000	5,780
CITIC Resources Holdings, Ltd. (I)	11,500	2,859
CLP Holdings, Ltd.	7,500	59,835
CNNC International, Ltd. (I)	10,000	7,523
CNOOC, Ltd.	600	116,580
CNPC Hong Kong, Ltd.	16,000	20,746
Coastal Greenland, Ltd. (I)	4,000	227
COFCO International, Ltd.	6,000	5,212
Cosco International Holdings, Ltd.	22,427	13,383
COSCO Pacific, Ltd.	6,000	9,149
Dah Chong Hong Holdings, Ltd.	8,000	9,835
Dah Sing Banking Group, Ltd.	4,400	8,280
Dah Sing Financial Group	800	6,181
Digital China Holdings, Ltd.	6,000	10,502
Esprit Holdings, Ltd.	5,813	31,296
First Pacific Company	24,000	21,808
Fosun International	22,500	17,857
Franshion Properties China, Ltd.	40,000	11,736
Fushan International Energy Group, Ltd.	16,000	10,862
Galaxy Entertainment Group, Ltd. (I)	6,000	5,355
GCL Poly Energy Holdings, Ltd. (I)	33,000	10,122
Geely Automobile Holdings Company, Ltd.	15,000	7,444
Giordano International, Ltd.	8,000	4,712
Global Bio-Chem Technology Group
Company, Ltd. (I)	14,000	2,220
Glorious Sun Enterprises, Ltd.	30,000	11,828
GOME Electrical Appliances
Holdings, Ltd. (I)	57,000	17,226
Great Eagle Holdings, Ltd.	4,108	12,426
GZI Transportation, Ltd.	5,640	3,020
Haier Electronics Group Company, Ltd.	16,000	13,496
Hang Lung Group, Ltd.	6,000	39,169
Hang Lung Properties, Ltd.	11,000	53,434

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Hang Seng Bank, Ltd.	3,000	$44,118
Harbin Power Equipment Company, Ltd.	6,000	7,404
Henderson Land Development Company, Ltd.	6,000	42,651
Hengan International Group Company, Ltd.	4,000	40,229
Hi Sun Technology China, Ltd. (I)	15,000	5,997
HKC Holdings, Ltd. (I)	27,770	1,736
Hong Kong & China Gas Company, Ltd.	16,940	42,838
Hong Kong Electric Holdings, Ltd.	5,500	33,398
Hong Kong Energy Holdings, Ltd. (I)	327	26
Hong Kong Exchanges & Clearing, Ltd.	3,300	64,879
Hopewell Holdings, Ltd.	6,000	19,434
Hopson Development Holdings, Ltd. (I)	6,000	6,695
Hutchison Telecommunications Hong
Kong Holdings, Ltd.	27,000	7,438
Hutchison Whampoa, Ltd.	11,000	102,406
Industrial and Commercial Bank of
China Asia, Ltd.	3,203	11,745
Inspur International, Ltd.	45,000	3,758
Johnson Electric Holdings, Ltd.	11,000	5,830
Ju Teng International Holdings, Ltd.	10,000	5,019
Kerry Properties, Ltd.	4,000	21,577
Kingboard Chemical Holdings, Ltd.	4,500	22,776
Kingboard Laminates Holdings, Ltd.	16,000	16,276
Kowloon Development Company, Ltd.	7,000	7,815
Lee & Man Holding, Ltd.	8,000	6,878
Lee & Man Paper Manufacturing, Ltd.	33,600	29,633
Li & Fung, Ltd.	8,000	44,983
Li Ning Company, Ltd.	5,000	15,177
Lifestyle International Holdings, Ltd.	4,500	11,159
Lonking Holdings, Ltd.	12,000	12,044
Melco International Development (I)	16,000	8,146
Midland Holdings, Ltd.	10,000	9,252
Miramar Hotel & Investment Company, Ltd.	8,000	8,693
Mongolia Energy Company, Ltd. (I)	21,000	8,716
MTR Corp., Ltd.	7,124	26,956
Neo-Neon Holdings, Ltd.	10,000	6,483
New World China Land, Ltd.	33,000	12,232
New World Development Company, Ltd.	18,036	36,174
Nine Dragons Paper Holdings, Ltd.	16,000	27,800
NWS Holdings, Ltd.	6,448	12,630
Orient Overseas International, Ltd.	1,500	11,967
Pacific Andes International Holdings, Ltd.	36,000	6,474
Pacific Basin Shipping, Ltd.	14,000	10,080
Parkson Retail Group, Ltd.	15,000	25,989
PCCW, Ltd.	34,000	12,339
Petroasian Energy Holdings, Ltd. (I)	44,000	3,679
Poly Hong Kong Investment, Ltd.	7,000	7,490
Shanghai Industrial Holdings, Ltd.	4,000	20,146
Shangri-La Asia, Ltd.	10,000	22,670
Shenzhen International Holdings, Ltd.	45,000	3,531
Shenzhen Investment, Ltd.	44,000	15,903
Shougang Concord International Enterprises
Company, Ltd. (I)	12,000	2,190
Shun Tak Holdings, Ltd. (I)	12,000	7,704
Sino Biopharmaceutical, Ltd.	96,000	38,644
Sino Land Company, Ltd.	12,068	24,900
Sino-Forest Corp. (I)	1,200	19,990
Sino-Ocean Land Holdings, Ltd.	31,596	21,991
Sinofert Holdings, Ltd. (I)	34,000	19,607
Sjm Holdings, Ltd.	15,000	17,093
Soho China, Ltd.	15,000	10,673
Star Cruises, Ltd. (I)	54,000	23,270
Stella International Holdings, Ltd.	4,000	7,847
Sun Hung Kai Properties, Ltd.	7,000	119,818

91

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Superb Summit International Timber
Company, Ltd. (I)	89,000	$3,556
TAI Cheung Holdings, Ltd.	14,000	9,556
TCC International Holdings, Ltd.	10,000	3,540
TCL Multimedia Technology Holdings, Ltd.	12,000	5,595
Techtronic Industries Company, Ltd.	11,000	10,774
Television Broadcasting Company, Ltd.	3,000	17,039
Texwinca Holdings, Ltd.	12,000	13,667
The Hongkong & Shanghai Hotels, Ltd.	8,182	14,364
Tian An China Investment, Ltd.	12,000	8,126
Transport International Holdings, Ltd.	2,800	8,976
Vitasoy International Holdings, Ltd.	12,000	9,457
Vodone Ltdvodone Ltd.	28,000	8,057
VTech Holdings, Ltd.	2,000	20,429
Wharf Holdings, Ltd.	9,000	57,769
Wheelock and Company, Ltd.	8,000	26,655
Wing Hang Bank, Ltd.	1,500	17,967
Wing On Company International, Ltd.	4,000	7,671
Yue Yuen Industrial Holdings, Ltd.	7,000	25,894
Yuexiu Property Company, Ltd. (I)	48,423	12,014

		3,176,764
Hungary - 0.06%
Egis Gyogyszergyar Nyrt.	93	10,206
Gedeon Richter Rt.	147	34,065
Magyar Telekom Telecommunications PLC	1,300	21,203
MOL Magyar Olaj & Gazipari Rt. (I)	561	58,863
OTP Bank Rt. (I)	2,723	71,293

		195,630
India - 0.73%
Abb, Ltd.	467	9,513
ACC, Ltd.	460	10,184
Adani Enterprises, Ltd.	790	11,819
Aditya Birla Nuvo, Ltd.	491	9,324
Ambuja Cements, Ltd.	4,724	14,778
Amtek Auto, Ltd.	2,715	9,966
Apollo Hospitals Enterprise, Ltd.	1,126	11,417
Asian Paints, Ltd.	192	11,401
Axis Bank, Ltd.	1,198	40,774
Bajaj Auto, Ltd.	482	15,818
Bajaj Holdings and Investment, Ltd.	665	12,480
Balrampur Chini Mills, Ltd.	5,350	11,079
BEML, Ltd.	572	13,852
BGR Energy Systems, Ltd.	542	9,197
Bharat Electronics, Ltd.	204	7,850
Bharat Heavy Electricals, Ltd.	439	24,270
Bharat Petroleum Corp., Ltd.	635	10,588
Bharti Telecom, Ltd.	5,164	42,004
Bhushan Steel, Ltd.	1,150	10,665
Biocon, Ltd.	1,434	11,550
Bosch, Ltd.	79	10,899
Britannia Industries, Ltd.	975	9,507
Cadila Healthcare, Ltd.	793	11,559
Cairn India, Ltd. (I)	1,480	10,967
Canara Bank	847	10,962
Cesc, Ltd.	886	7,622
Cipla, Ltd.	3,066	21,925
Colgate-Palmolive India, Ltd.	468	9,066
Container Corporation of India, Ltd.	286	8,266
Crisil, Ltd.	19	2,543
Crompton Greaves, Ltd.	1,545	10,703
Cummins India, Ltd.	861	14,057
Dabur India, Ltd.	4,276	10,201
Divi’s Laboratories, Ltd.	640	9,798

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
DLF, Ltd.	741	$6,232
Dr. Reddy’s Laboratories, Ltd., ADR	900	28,998
EID Parry India, Ltd.	1,000	9,517
Essar Oil Ltd	1,027	2,940
Exide Industries, Ltd.	3,342	12,352
Federal Bank, Ltd.	3,403	29,743
Financial Technologies India, Ltd.	236	6,045
GAIL India, Ltd.	2,673	28,220
Gammon India, Ltd.	1,883	9,074
Geodesic, Ltd.	2,978	6,183
Gillette India, Ltd.	248	10,386
GlaxoSmithKline Pharmaceuticals, Ltd.	235	11,518
Glenmark Pharmaceuticals, Ltd.	334	2,231
Godrej Consumer Products, Ltd.	1,452	12,965
Grasim Industries, Ltd.	106	5,429
Great Eastern Shipping Company, Ltd.	515	3,610
Gvk Power & Infrastructure, Ltd.	6,734	6,987
HCL Technologies, Ltd.	1,025	9,683
HDFC Bank, Ltd.	466	25,807
HDFC Bank, Ltd., ADR	300	55,311
Hero Honda Motors, Ltd.	572	23,765
Hindalco Industries, Ltd.	6,590	28,790
Hindustan Construction Company, Ltd.	4,756	6,234
Hindustan Petroleum Corp. Ltd.	939	10,606
Hindustan Unilever, Ltd.	1,743	11,950
Housing Development & Infrastructure, Ltd.	1,200	6,901
ICICI Bank, Ltd., SADR	2,200	109,670
Idea Cellular, Ltd. (I)	2,091	3,450
India Cements, Ltd.	2,973	7,730
Indiabulls Real Estate, Ltd. (I)	4,034	15,577
Indian Oil Corp. Ltd.	1,530	14,191
IndusInd Bank, Ltd.	2,263	13,394
Infosys Technologies, Ltd.	338	22,874
Infosys Technologies, Ltd., ADR	1,300	87,503
Infrastructure Development
Finance Company, Ltd.	3,824	17,456
IRB Infrastructure Developers, Ltd.	1,495	8,663
ITC, Ltd.	8,446	33,377
IVRCL Infrastructures & Projects, Ltd.	6,650	23,738
Jain Irrigation Systems, Ltd.	395	10,469
Jaiprakash Associates, Ltd.	3,873	10,419
Jaiprakash Power Ventures, Ltd.	5,500	7,801
Jindal Steel & Power, Ltd.	2,802	44,200
JSW Steel, Ltd.	366	10,899
Jubilant Organosys, Ltd.	1,184	8,938
Kotak Mahindra Bank, Ltd.	1,518	16,050
Lanco Infratech, Ltd. (I)	6,722	10,703
Larsen & Toubro, Ltd.	550	25,123
LIC Housing Finance, Ltd.	1,077	34,502
Mahanagar Telephone Nigam, Ltd.	5,982	8,270
Mahindra & Mahindra, Ltd.	2,490	38,337
Maruti Suzuki India, Ltd.	284	9,381
MAX India, Ltd.	1,717	6,494
Moser Baer India, Ltd.	3,670	5,496
Motherson Sumi Systems, Ltd.	2,741	11,072
Mphasis, Ltd.	1,558	21,572
Mundra Port and Special Economic Zone, Ltd.	4,100	15,263
National Aluminium Company, Ltd.	1,121	10,004
NTPC, Ltd.	1,839	8,867
Oil & Natural Gas Corp., Ltd.	1,221	37,977
Patni Computer Systems, Ltd., ADR	300	5,490
Pidilite Industries, Ltd.	3,726	12,866
Piramal Healthcare, Ltd.	649	7,199
Power Finance Corp. Ltd.	2,196	16,784

92

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Procter & Gamble Hygiene &
Health Care, Ltd.	193	$9,536
PTC India, Ltd.	2,981	7,640
Punj Lloyd, Ltd.	1,401	3,938
Reliance Capital, Ltd.	1,234	21,428
Reliance Communications, Ltd.	3,426	12,802
Reliance Industries, Ltd.	6,559	144,167
Reliance Infrastructure, Ltd.	523	12,417
Reliance Natural Resources, Ltd. (I)	6,513	5,602
Reliance Power, Ltd. (I)	3,825	13,713
Ruchi Soya Industries, Ltd.	3,000	8,683
Rural Electrification Corp. Ltd.	1,555	12,107
Satyam Computer Services, Ltd. (I)	3,019	6,058
Sesa Goa, Ltd.	1,368	9,959
Shree Cement, Ltd.	199	9,301
Shriram Transport Finance Company	782	13,450
Siemens India, Ltd.	576	10,567
State Bank of India	260	18,636
Steel Authority of India, Ltd.	2,003	9,085
Sterling Biotech, Ltd.	2,768	7,027
Sterlite Industries India Ltd	3,212	11,872
Sterlite Industries India, Ltd., ADR	1,100	16,478
Sun Pharmaceutical Industries, Ltd.	351	15,799
Sun TV Network, Ltd.	1,006	11,637
Suzlon Energy, Ltd. (I)	941	1,105
Tanla Solutions, Ltd.	2,423	1,611
Tata Communications, Ltd. (I)	396	2,689
Tata Consultancy Services, Ltd.	2,054	42,063
Tata Motors, Ltd., SADR (L)	800	20,408
Tata Power Company, Ltd.	428	12,919
Tata Steel, Ltd.	2,063	29,940
Tata Tea, Ltd.	3,900	10,499
Tech Mahindra, Ltd.	391	6,539
Titan Industries, Ltd.	216	15,698
Torrent Power, Ltd.	1,000	7,215
Ultratech Cement, Ltd.	431	10,185
Unitech, Ltd.	4,300	8,446
United Phosphorus, Ltd.	3,143	12,527
United Spirits, Ltd.	496	17,361
Usha Martin, Ltd.	4,856	9,408
Welspun-Gujarat Stahl, Ltd.	1,168	6,997
Wipro, Ltd., ADR	1,666	24,090
Wockhardt, Ltd. (I)	1,455	9,471
Zee Entertainment Enterprises, Ltd.	2,844	19,132

		2,230,085
Indonesia - 0.20%
Adaro Energy Tbk	42,500	9,664
Aneka Tambang Tbk PT	15,000	4,002
Astra Agro Lestari Tbk PT	2,000	4,648
Astra International Tbk PT	11,500	73,264
Bakrie & Brothers Tbk PT (I)	182,500	1,104
Bakrie Telecom Tbk PT (I)	471,000	12,430
Bank Central Asia Tbk PT	60,000	45,241
Bank Danamon Indonesia Tbk PT	28,995	18,822
Bank Mandiri Tbk PT	33,500	27,095
Bank Negara Indonesia Persero Tbk PT	9,500	3,904
Bank Pan Indonesia Tbk PT (I)	104,500	13,340
Bank Rakyat Indonesia Tbk PT	29,500	33,000
Barito Pacific Tbk PT (I)	49,500	6,994
Bisi International PT (I)	47,500	11,964
Bumi Resources Tbk PT	163,500	39,044
Energi Mega Persada Tbk PT (I)	760,500	9,701
Global Mediacom Tbk PT	52,500	2,264
Gudang Garam Tbk PT	5,000	28,854

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Holcim Indonesia Tbk PT (I)	42,000	$11,443
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	38,500	10,008
Indocement Tunggal Prakarsa Tbk PT	7,000	14,462
Indofood Sukses Makmur Tbk PT	31,000	18,895
Indosat Tbk PT, ADR	131	3,990
International Nickel Indonesia Tbk PT	24,000	13,147
Jasa Marga PT	36,000	12,933
Kalbe Farma Tbk PT	51,500	14,701
Lippo Karawaci Tbk PT	50,000	3,139
Medco Energi Internasional Tbk PT	35,000	13,012
Perusahaan Gas Negara Tbk PT	41,000	17,723
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	9,000	9,952
PT Indo Tambangray	500	2,333
PT Telekomunikiasi Indonesia Tbk PT, SADR	800	33,032
Semen Gresik Persero Tbk PT	11,500	12,776
Summarecon Agung Tbk PT	24,500	3,017
Timah Tbk PT	35,500	12,568
Unilever Indonesia Tbk PT	14,000	26,499
United Tractors Tbk PT	10,750	24,647

		603,612
Ireland - 0.21%
Accenture PLC, Class A	4,300	182,707
Allied Irish Banks PLC (I)	1,000	1,420
Anglo Irish Bank Corp. PLC (I)	3,621	0
Bank of Ireland	2,000	6,800
C&C Group PLC - London Exchange	1,096	4,772
Covidien PLC	116	4,662
CRH PLC (L)	5,638	93,816
DCC PLC	1,040	29,784
Elan Corp. PLC (I)	3,100	17,825
Experian PLC	5,311	57,847
FBD Holdings PLC	77	680
Global Indemnity PLC (I)	450	7,223
Grafton Group PLC	1,533	6,388
Greencore Group PLC	532	856
Ingersoll-Rand PLC (L)	3,100	110,701
Kerry Group PLC	1,026	35,984
Kingspan Group PLC (I)	1,864	14,155
Paddy Power PLC	155	5,439
United Drug PLC	3,962	13,496
Warner Chilcott PLC, Class A	1,600	35,904

		630,459
Israel - 0.16%
Africa Israel Investments, Ltd. (I)	713	4,027
Bank Hapoalim, Ltd.	7,512	34,390
Bank Leumi Le-Israel, Ltd.	8,417	39,112
Bezek Israeli Telecommunications Corp., Ltd.	7,082	17,681
Cellcom Israel, Ltd.	473	14,394
Elbit Systems, Ltd.	300	15,909
Israel Chemicals, Ltd.	2,306	32,583
Makhteshim-Agam Industries, Ltd.	1,399	5,193
Mellanox Technologies, Ltd. (I)	228	4,625
Migdal Insurance Holdings, Ltd.	3,100	6,071
Mizrahi Tefahot Bank, Ltd.	1,337	12,392
NICE Systems, Ltd., SADR (I)	600	18,774
Ormat Industries, Ltd.	811	6,710
Partner Communications Company, Ltd.	700	12,782
Super-Sol, Ltd.	1,097	6,578
Teva Pharmaceutical Industries, Ltd., SADR	4,753	250,721
Tower Semiconductor, Ltd. (I)	2,276	3,209

		485,151

93

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy - 0.59%
A2A SpA	6,859	$10,525
Acea SpA (I)	1,055	11,926
Acegas-APS SpA	800	4,694
Amplifon SpA	619	2,818
Ansaldo STS SpA	410	5,310
Assicurazioni Generali SpA	4,381	88,381
Astaldi SpA	1,584	11,410
Autogrill SpA (I)	1,195	14,984
Autostrade SpA	1,216	25,232
Azimut Holding SpA (I)	1,451	14,241
Banca Carige SpA	7,025	16,367
Banca Intermobiliare SpA	2,375	13,502
Banca Monte dei Paschi di Siena SpA (I)	13,824	19,190
Banca Popolare Dell’emilia Romagna SCRL	946	11,664
Banca Popolare di Milano SpA	3,194	15,252
Banca Popolare di Sondrio SCRL	1,915	17,304
Banche Popolari Unite SpA	4,010	38,934
Banco di Desio e della Brianza SpA	669	3,598
Banco Popolare Societa Cooperativa	3,700	22,108
Benetton Group SpA	867	6,652
Bulgari SpA	1,321	11,989
Buzzi Unicem SpA	1,110	11,738
Caltagirone Editore SpA	265	654
Cementir SpA	447	1,476
CIR-Compagnie Industriali Riunite SpA (I)	2,773	5,664
Credito Artigiano SpA	655	1,269
Credito Bergamasco SpA	157	4,783
Credito Emiliano SpA	637	4,350
Danieli & C Officine Meccaniche SpA	270	6,362
Davide Campari Milano SpA	2,064	12,352
DiaSorin SpA	185	7,603
Enel SpA	25,513	136,196
ENI SpA, SADR (L)	4,900	211,582
ERG SpA	259	3,501
Fiat SpA	4,623	71,512
Finmeccanica SpA	2,072	24,630
Fondiaria-Sai SpA	869	8,767
Gemina SpA	17,011	11,858
Geox SpA	1,356	7,696
Gruppo Editoriale L’Espresso SpA (I)	2,310	5,005
Hera SpA	6,946	13,269
Immsi SpA (L)	4,536	5,229
Impregilo SpA (I)	4,555	13,595
Intesa Sanpaolo SpA	33,833	110,200
Iren SpA	1,525	2,636
Italcementi SpA	699	6,185
Lottomatica SpA	439	6,736
Luxottica Group SpA	390	10,689
Luxottica Group SpA	400	10,912
Maire Tecnimont SpA	5,517	21,985
Mediaset SpA	3,551	25,187
Mediobanca SpA	2,815	26,222
Mediolanum SpA	1,091	4,846
Milano Assicurazioni SpA	1,886	3,527
Mondadori (Arnoldo) Editore SpA (I)	2,250	7,083
Parmalat SpA	14,950	38,404
Piccolo Credito Valtellinese SCRL	2,715	12,490
Pirelli & Company SpA	2,380	19,385
Prysmian SpA	1,094	20,025
Recordati SpA	1,275	11,432
Safilo Group SpA (I)	123	1,638
Saipem SpA	1,253	50,303
Saras SpA (I)	2,835	5,601
Seat Pagine Gialle SpA (I)	662	137
Snam Rete Gas SpA	6,994	35,450

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Societa’ Cattolica di Assicurazioni SCRL	635	$16,504
Sorin SpA (I)	7,397	17,293
Telecom Italia SpA	66,213	92,423
Terna Rete Elettrica Nazionale SpA	10,246	43,570
Tiscali SpA (I)	46,781	6,454
Tod’s SpA	254	24,150
UniCredit Italiano SpA	92,840	237,741
Unipol Gruppo Finanziario SpA, ADR	8,796	6,399
Vianini Lavori SpA	357	2,026

		1,812,805
Japan - 4.42%
ABC-MART, Inc.	100	3,083
Adeka Corp.	1,400	14,224
Aderans Company, Ltd. (I)	200	2,651
Advantest Corp. (I)	500	9,981
AEON Company, Ltd.	3,500	37,624
Aica Kogyo Company, Ltd.	1,100	12,559
Aichi Bank, Ltd.	100	6,283
Aida Engineering, Ltd.	1,000	3,510
Aiphone Company, Ltd.	400	6,343
Air Water, Inc.	1,000	11,904
Aisin Seiki Company, Ltd.	900	28,077
Ajinomoto Company, Inc.	5,000	48,979
Akita Bank, Ltd.	3,000	10,032
Alfresa Holdings Corp.	400	17,059
All Nippon Airways Company, Ltd.	3,000	11,105
Alpine Electronics, Inc.	900	11,553
Alps Electric Company, Ltd.	3,000	24,587
Amada Company, Ltd.	3,000	20,609
Anritsu Corp.	1,000	6,340
Aomori Bank, Ltd.	1,000	2,530
Aoyama Trading Company, Ltd.	900	14,535
Aozora Bank, Ltd.	7,000	10,329
Arakawa Chemical Industries, Ltd.	600	7,131
Arcs Company, Ltd.	500	6,783
Ariake Japan Company, Ltd.	500	7,648
Asahi Breweries, Ltd.	1,500	30,060
Asahi Glass Company, Ltd.	2,000	20,446
Asahi Kasei Corp.	10,000	55,231
Asahi Organic Chemicals
Industry Company, Ltd.	3,000	6,972
ASATSU-DK, Inc.	200	4,320
Asics Corp.	1,000	10,217
ASKUL Corp.	400	8,084
Astellas Pharma, Inc.	1,800	65,116
Asunaro Aoki Construction Company, Ltd.	1,000	4,516
Atom Corp. (I)(L)	2,500	6,646
Avex Group Holdings, Inc.	800	10,724
Awa Bank, Ltd.	2,000	13,848
Bando Chemical Industries, Ltd.	1,000	3,720
Bank of Kyoto, Ltd.	3,000	24,365
Bank of Saga, Ltd.	3,000	8,661
Bank of the Ryukyus, Ltd.	900	11,018
Bank of Yokohama, Ltd.	9,000	42,124
Benesse Holdings, Inc.	400	19,271
Best Denki Company, Ltd. (I)	500	1,254
Bridgestone Corp.	1,900	34,694
Brother Industries, Ltd.	2,200	27,237
Bunka Shutter Company, Ltd.	2,000	5,199
Canon Electronics, Inc. (I)	200	5,119
Canon Sales Company, Inc. (I)	700	9,650
CANON, Inc.	3,600	168,192
Capcom Company, Ltd.	300	4,690
Casio Computer Company, Ltd.	2,000	14,863

94

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Central Glass Company, Ltd.	3,000	$11,957
Central Japan Railway Company, Ltd.	6	44,131
Chiba Bank, Ltd.	5,000	29,220
Chiba Kogyo Bank, Ltd. (I)	700	4,164
Chiyoda Company, Ltd.	200	2,156
Chiyoda Corp.	2,000	16,404
Chofu Seisakusho Company, Ltd.	400	9,131
Chubu Electric Power Company, Inc.	2,900	71,706
Chugai Pharmaceutical Company, Ltd.	900	16,566
Chugoku Bank, Ltd.	2,000	24,318
Chugoku Electric Power Company, Inc.	1,300	25,648
Chuo Mitsui Trust Holdings, Inc.	7,000	23,266
Circle K Sunkus Company, Ltd.	300	4,014
Citizen Watch Company, Ltd.	3,500	21,067
Coca-Cola West Japan Company, Ltd.	200	3,373
Colowide Company, Ltd.	1,500	8,036
COMSYS Holdings Corp.	1,200	11,001
Cosmo Oil Company, Ltd.	4,000	10,421
Credit Saison Company, Ltd.	1,800	24,134
CSK Corp. (I)	500	1,802
Culture Convenience Club Company, Ltd. (L)	1,100	4,723
Dai Nippon Printing Company, Ltd.	3,000	36,705
Daicel Chemical Industries, Ltd.	2,000	13,490
Daido Steel Company, Ltd.	4,000	19,495
Daifuku Company, Ltd.	1,500	7,607
Daihatsu Motor Company, Ltd. (I)	1,000	13,404
Daiichi Sankyo Company, Ltd.	3,000	61,097
Daikin Industries, Ltd. (I)	1,000	37,719
Daikokutenbussan Company, Ltd	300	10,015
Daikyo, Inc. (I)	1,000	1,358
Daimei Telecom Engineering Corp.	1,000	6,529
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	4,516
Dainippon Screen Manufacturing
Company, Ltd. (I)	2,000	10,334
Dainippon Sumitomo Pharma Company, Ltd.	1,000	8,387
Daio Paper Corp.	1,000	6,998
Daisan Bank, Ltd.	1,000	3,019
Daiseki Company, Ltd.	500	9,431
Daishi Bank, Ltd.	3,000	10,111
Daito Trust Construction Company, Ltd.	500	29,890
Daiwa House Industry Company, Ltd.	4,000	40,329
Daiwa Securities Group, Inc. (I)	10,000	40,397
DCM Japan Holdings Company, Ltd.	1,400	6,666
Dena Company, Ltd. (I)	300	9,448
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	21,557
Denki Kogyo Company, Ltd.	3,000	13,291
Denso Corp.	1,900	56,304
Descente, Ltd.	2,000	12,089
Disco Corp.	100	5,766
Don Quijote Company, Ltd.	200	4,967
Doutor Nichires Holdings Company, Ltd.	700	9,207
Dowa Holdings Company, Ltd.	2,000	11,908
DTS Corp.	900	9,121
Duskin Company, Ltd.	600	10,791
Dydo Drinco, Inc.	100	3,459
E-Access, Ltd.	18	13,821
East Japan Railway Company	1,500	90,657
Ebara Corp. (I)	4,000	17,653
EDION Corp.	500	3,672
Ehime Bank, Ltd.	1,000	2,662
Eisai Company, Ltd.	900	31,507
Electric Power Development Company, Ltd.	900	27,061
Elpida Memory, Inc. (I)	800	9,235
Exedy Corp.	200	6,021

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ezaki Glico Company, Ltd.	1,000	$12,927
FamilyMart Company, Ltd.	300	10,767
Fancl Corp.	300	4,794
Fanuc, Ltd. (I)	800	101,463
Fast Retailing Company, Ltd.	200	28,176
FP Corp.	200	10,838
France Bed Holdings Company, Ltd.	5,000	7,427
Fuji Electric Holdings Company, Ltd. (I)	7,000	18,420
Fuji Heavy Industries, Ltd.	5,000	31,940
Fuji Kyuko Company, Ltd.	2,000	11,428
Fuji Oil Company, Ltd.	400	6,006
Fuji Software ABC, Inc.	400	6,164
Fuji Television Network, Inc.	5	6,367
FUJIFILM Holdings Corp.	2,900	96,307
Fujikura, Ltd.	4,000	20,082
Fujitec Company, Ltd.	1,000	4,936
Fujitsu, Ltd.	7,000	49,251
Fukuoka Financial Group, Inc.	8,000	32,071
Fukuyama Transporting Company, Ltd.	3,000	15,470
Furukawa Electric Company, Ltd.	4,000	15,090
Futaba Corp. (I)	600	9,969
Futaba Industrial Company, Ltd. (I)	400	2,584
Glory, Ltd.	500	12,226
Godo Steel, Ltd. (I)	3,000	6,409
Goldcrest Company, Ltd.	170	3,206
GS Yuasa Corp.	2,000	14,066
Gunma Bank	4,000	20,974
H20 Retailing Corp.	1,000	6,265
Hakuhodo DY Holdings, Inc.	210	10,181
Hamamatsu Photonics KK	500	16,343
Hankyu Hanshin Holdings, Inc.	5,000	24,038
Hanwa Company, Ltd.	2,000	7,849
Harashin Narus Holdings Company, Ltd.	400	4,973
Haseko Corp. (I)	7,000	5,633
Heiwa Corp.	700	8,528
Heiwa Real Estate Company, Ltd.	3,500	8,344
Higashi-Nippon Bank, Ltd.	3,000	5,578
Higo Bank, Ltd.	2,000	10,494
Hikari Tsushin, Inc.	400	7,531
Hirose Electric Company, Ltd.	200	20,182
HIS Company, Ltd.	400	7,898
Hisamitsu Pharmaceutical Company, Inc.	300	12,266
Hitachi High-Technologies Corp.	800	14,793
Hitachi Koki Company, Ltd.	800	7,101
Hitachi Kokusai Electric, Inc.	1,000	7,601
Hitachi Metals, Ltd.	1,000	11,804
Hitachi Tool Engineering, Ltd.	800	9,181
Hitachi Transport System, Ltd.	700	10,591
Hitachi Zosen Corp.	7,500	10,526
Hitachi, Ltd. (I)	1,900	83,182
Hogy Medical Company, Ltd.	100	4,834
Hokkaido Electric Power Company, Inc.	900	17,927
Hokuetsu Bank, Ltd.	5,000	8,992
Hokuhoku Financial Group, Inc.	10,000	18,353
Hokuriku Electric Power Company	900	20,558
Honda Motor Company, Ltd.	6,500	231,218
Hosiden Corp.	1,100	9,978
House Food Corp.	200	3,043
Hoya Corp. (I)	1,700	41,546
Hyakujushi Bank, Ltd.	2,000	7,605
Ibiden Company, Ltd. (I)	900	22,911
IBJ Leasing Company, Ltd.	200	3,922
Ichiyoshi Securities Company, Ltd. (I)	1,100	7,649
ICOM, Inc.	300	7,794
Idemitsu Kosan Company, Ltd.	200	17,154

95

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Iida Home Max	400	$3,126
Inaba Denki Sangyo Company, Ltd.	400	9,968
Inageya Company, Ltd.	1,000	10,952
Inpex Corp.	6	28,248
Iseki & Company, Ltd. (I)	3,000	8,142
Isetan Mitsukoshi Holdings, Ltd.	3,500	36,426
Ishikawajima-Harima Heavy Industries
Company, Ltd. (I)	9,000	17,294
Isuzu Motors, Ltd.	8,000	30,957
IT Holdings Corp.	300	3,246
ITO EN, Ltd.	400	6,576
Itochu Corp.	7,000	64,232
Itochu Techno-Science Corp.	400	13,027
Iyo Bank, Ltd.	2,000	16,239
Izumi Company, Ltd.	700	8,801
Izumiya Company, Ltd.	1,000	3,659
J Front Retailing Company, Ltd.	5,000	23,289
Jalux, Inc. (I)	500	3,887
Japan Aviation Electronics Industry, Ltd.	1,000	6,076
Japan Petroleum Exploration Company, Ltd.	200	7,549
Japan Pulp & Paper Company, Ltd.	1,000	3,305
Japan Tobacco, Inc.	19	63,360
Japan Wool Textile Company, Ltd.	1,000	7,671
Jeol, Ltd. (I)	1,000	2,988
JFE Holdings, Inc. (I)	1,700	52,128
JGC Corp.	1,000	17,402
Joshin Denki Company, Ltd.	1,000	9,667
Joyo Bank, Ltd.	5,000	21,802
JS Group Corp.	2,600	51,064
JSR Corp.	1,300	22,192
Juki Corp. (I)	1,000	1,766
Juroku Bank, Ltd.	3,000	9,920
JX Holdings, Inc.	17,990	104,530
K’s Holding Corp.	600	13,817
kabu.com Securities Company, Ltd. (I)(L)	1,400	5,350
Kagome Company, Ltd.	200	3,870
Kagoshima Bank, Ltd.	2,000	12,236
Kajima Corp.	5,000	12,039
Kakaku.com, Inc. (I)	2	11,597
Kaken Pharmaceutical Company, Ltd.	1,000	10,425
Kameda Seika Company, Ltd.	400	8,085
Kamigumi Company, Ltd.	3,000	22,312
Kaneka Corp.	3,000	18,041
Kanematsu Corp. (I)	9,000	7,559
Kansai Electric Power Company, Ltd.	2,700	65,582
Kansai Paint Company, Ltd.	2,000	17,059
Kanto Denka Kogyo Company, Ltd.	1,000	6,846
Kao Corp.	2,000	48,815
Kappa Create Company, Ltd.	350	7,333
Katakura Industries Company, Ltd.	700	7,196
Kawasaki Heavy Industries, Ltd.	9,000	25,610
Kawasaki Kisen Kaisha, Ltd.	5,000	18,864
KDDI Corp.	11	52,718
Keihan Electric Railway Company, Ltd.	5,000	22,102
Keihin Corp.	300	6,190
Keihin Electric Express
Railway Company, Ltd.	2,000	19,347
Keio Corp.	4,000	27,459
Keisei Electric Railway Company, Ltd.	2,000	12,860
Keiyo Bank, Ltd.	2,000	9,931
Kenedix, Inc. (I)	4	709
KEY Coffee, Inc.	300	5,457
Keyence Corp.	200	43,618
Kikkoman Corp.	2,000	22,105
Kinden Corp.	1,000	9,032

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kintetsu Corp. (L)	6,000	$20,287
Kintetsu World Express, Inc.	100	2,361
Kirin Holdings Company, Ltd.	4,000	56,782
Kisoji Company, Ltd.	400	8,812
Kissei Pharmaceutical Company, Ltd.	1,000	19,430
Kita-Nippon Bank, Ltd.	100	2,534
Kitz Corp.	1,000	4,092
Kiyo Holdings, Inc.	11,000	15,444
Kobayashi Pharmaceutical Company, Ltd.	200	8,881
Kobe Steel Company, Ltd. (I)	24,000	56,478
Kohnan Shoji Company, Ltd.	300	3,306
Koito Manufacturing Company, Ltd. (I)	1,000	15,336
Kokuyo Company, Ltd.	500	3,946
Komatsu, Ltd.	3,700	86,144
Komeri Company, Ltd.	400	8,933
Komori Corp.	700	8,151
Konami Corp.	600	10,619
Konica Minolta Holdings, Inc.	2,500	24,382
Kose Corp.	200	4,753
Koyo Seiko Company, Ltd.	1,800	16,624
Kubota Corp. (I)	4,000	36,711
Kurabo Industries, Ltd.	3,000	4,749
Kuraray Company, Ltd.	2,500	31,642
Kureha Corp.	1,000	5,259
Kurita Water Industries, Ltd.	700	19,431
Kyocera Corp. (I)	800	76,168
Kyorin Company, Ltd.	1,000	15,538
Kyowa Exeo Corp.	1,000	9,002
Kyowa Hakko Kogyo Company, Ltd.	2,000	19,848
Kyushu Electric Power Company, Inc.	1,400	31,981
Lawson, Inc.	500	22,911
Leopalace21 Corp. (I)(L)	1,200	1,998
Life Corp.	500	7,679
Lintec Corp.	200	4,415
Lion Corp.	1,000	5,451
Mabuchi Motor Company, Ltd.	200	10,225
Maeda Road Construction Company, Ltd.	1,000	7,427
Makino Milling Machine Company, Ltd. (I)	1,000	6,790
Makita Corp. (I)	700	22,245
Marubeni Corp.	7,000	39,673
Maruha Group, Inc.	3,000	4,995
Marui Company, Ltd.	2,800	21,015
Matsui Securities Company, Ltd. (I)	1,600	8,967
Matsushita Electric Industrial Company, Ltd.	9,400	127,514
Matsuya Company, Ltd. (I)	500	3,030
Max Company, Ltd.	1,000	11,354
Mazda Motor Corp.	9,000	21,738
Mediceo Holdings Company, Ltd.	1,600	20,337
Megmilk Snow Brand Company, Ltd.	500	9,383
Meidensha Corp. (I)	2,000	7,379
MEIJI Holdings Company, Ltd.	500	23,565
Meitec Corp. (I)	500	9,290
Mikuni Coca-Cola Bottling Company, Ltd.	1,000	8,733
Minato Bank, Ltd.	6,000	9,571
Minebea Company, Ltd.	2,000	10,333
MISUMI Group, Inc.	800	16,804
Mitsubishi Chemical Holdings Corp.	6,000	30,541
Mitsubishi Corp.	5,200	123,405
Mitsubishi Electric Corp. (I)	5,000	43,126
Mitsubishi Estate Company, Ltd.	4,000	65,218
Mitsubishi Gas & Chemicals Company, Inc.	3,000	17,466
Mitsubishi Heavy Industries, Ltd.	17,000	62,839
Mitsubishi Logistics Corp.	1,000	12,020
Mitsubishi Materials Corp. (I)	9,000	25,948
Mitsubishi Motors Corp. (I)	17,000	22,224

96

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Paper Mills, Ltd.	2,000	$2,111
Mitsubishi UFJ Financial Group	72,547	338,607
Mitsuboshi Belting Company, Ltd.	1,000	4,842
Mitsui & Company, Ltd.	2,000	29,758
Mitsui & Company, Ltd., SADR (I)	300	90,000
Mitsui Chemicals, Inc.	6,000	16,212
Mitsui Engineering &
Shipbuilding Company, Ltd.	9,000	20,422
Mitsui Fudosan Company, Ltd.	3,000	50,602
Mitsui Mining & Smelting Company, Ltd.	7,000	20,044
Mitsui O.S.K. Lines, Ltd.	4,000	25,216
Mitsui Sumitomo Insurance Group Holdings	2,782	64,033
Mitsui-Soko Company, Ltd.	1,000	3,682
Mitsumi Electric Company, Ltd.	800	12,310
Mitsuuroko Company, Ltd.	1,000	6,191
Miura Company, Ltd.	500	11,332
Mizuho Financial Group, Inc.	72,600	105,439
Mizuho Investors Securities Company, Ltd. (I)	7,000	6,723
Mizuho Trust & Banking Company, Ltd.	9,000	7,553
Mizuno Corp.	1,000	4,457
Mochida Pharmaceutical Company, Ltd.	1,000	10,266
Modec, Inc.	100	1,565
Mori Seiki Company, Ltd.	1,300	12,059
Morinaga Milk Industry Company, Ltd.	3,000	12,897
MOS Food Services, Inc.	500	9,082
Murata Manufacturing Company, Ltd.	1,000	52,718
Musashino Bank, Ltd.	500	15,411
Mutow Company, Ltd.	400	1,509
Nabtesco Corp.	1,000	16,280
Nachi-Fujikoshi Corp. (I)	1,000	2,744
Nagase & Company, Ltd.	1,000	11,355
Nagoya Railroad Company, Ltd. (I)	4,000	11,787
Namco Bandai Holdings, Inc.	1,400	12,981
Nankai Electric Railway Company, Ltd.	3,000	13,090
NEC Corp. (I)	15,000	39,892
NEC Electronics Corp. (I)	1,300	11,153
Net One Systems Company, Ltd.	3	4,061
NGK INSULATORS, Ltd.	1,000	16,574
NGK Spark Plug Company, Ltd.	2,000	26,820
NHK Spring Company, Ltd. (I)	2,000	16,591
NICHIREI Corp.	2,000	8,495
Nidec Corp.	200	17,825
Nifco, Inc.	200	4,813
Nihon Dempa Kogyo Company, Ltd.	200	3,080
Nihon Kohden Corp.	400	8,247
Nihon Parkerizing Company, Ltd.	1,000	13,058
Nihon Unisys, Ltd.	1,200	7,945
Nikon Corp.	800	14,888
Nintendo Company, Ltd.	300	74,974
Nippo Corp.	1,000	6,692
Nippon Carbon Company, Ltd.	1,000	3,170
Nippon Chemi-Con Corp.	1,000	4,111
Nippon Electric Glass Company, Ltd.	2,000	27,347
Nippon Express Company, Ltd.	7,000	26,631
Nippon Flour Mills Company, Ltd.	1,000	5,151
Nippon Konpo Unyu Soko Company, Ltd.	1,000	12,181
Nippon Light Metal Company, Ltd. (I)	3,000	5,606
Nippon Meat Packers, Inc.	2,000	24,531
Nippon Paint Company, Ltd.	2,000	13,495
Nippon Paper Group, Inc.	800	20,047
Nippon Road Company, Ltd.	3,000	6,143
Nippon Sheet Glass Company, Ltd.	11,000	24,037
Nippon Shinyaku Company, Ltd.	1,000	13,903
Nippon Signal Company, Ltd.	100	719
Nippon Steel Corp. (I)	17,000	57,962

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Suisan Kaisha, Ltd. (L)	1,200	$3,960
Nippon Telegraph & Telephone Corp.	2,200	95,829
Nippon Thompson Company, Ltd.	1,000	6,780
Nippon Yakin Kogyo Company, Ltd. (I)	500	1,538
Nippon Yusen Kabushiki Kaisha	10,000	41,063
Nipro Corp.	400	8,375
Nishi-Nippon City Bank, Ltd.	8,000	22,934
Nishi-Nippon Railroad Company, Ltd.	3,000	12,908
Nishimatsu Construction Company, Ltd.	2,000	2,352
Nissan Chemical Industries, Ltd.	1,000	11,304
Nissan Motor Company, Ltd.	11,200	98,098
Nissha Printing Company, Ltd.	300	6,818
Nisshin Oillio Group, Ltd.	2,000	9,121
Nisshin Seifun Group, Inc.	1,000	13,167
Nisshin Steel Company (I)	7,000	12,529
Nisshinbo Holdings, Inc.	1,000	10,051
Nissin Corp.	3,000	6,793
Nissin Food Products Company, Ltd.	600	21,687
Nissin Kogyo Company, Ltd.	600	9,601
Nissui Pharmaceutical Company, Ltd.	500	4,147
Nitori Company, Ltd.	250	20,904
Nitto Boseki Company, Ltd. (I)	2,000	4,552
Nitto Denko Corp.	1,200	47,063
Nitto Kohki Company, Ltd.	400	10,285
NKSJ Holdings, Inc.	6,700	42,151
NOF Corp.	1,000	4,396
NOK Corp. (I)	1,300	22,608
Nomura Holdings, Inc. (I)	19,500	94,561
Nomura Real Estate Holdings, Inc.	400	5,693
Nomura Research Institute, Ltd.	600	11,277
Noritake Company, Ltd.	1,000	3,491
Noritsu Koki Company, Ltd. (I)	100	600
NS Solutions Corp.	300	5,513
NSK, Ltd.	3,000	20,401
NTN Corp.	5,000	21,621
NTT Data Corp.	7	22,185
NTT DoCoMo, Inc.	69	115,236
Obayashi Corp.	7,000	27,837
OBIC Company, Ltd.	70	13,253
Odakyu Electric Railway Company, Ltd.	3,000	27,770
Ogaki Kyoritsu Bank, Ltd.	2,000	6,159
Oji Paper Company, Ltd.	6,000	26,557
Okamoto Industries, Inc.	2,000	8,495
Okasan Holdings, Inc. (I)	3,000	10,048
Oki Electric Industry Company, Ltd. (I)	3,000	2,629
Okuma Holdings, Inc. (I)	2,000	11,081
Okumura Corp.	3,000	10,182
Olympus Corp.	1,000	26,264
Omron Corp. (I)	1,500	34,161
Ono Pharmaceutical Company, Ltd.	600	26,126
Onward Kashiyama Company, Ltd.	1,000	7,858
Oracle Corp.	300	14,286
Oriental Land Company, Ltd.	300	27,977
Osaka Gas Company, Ltd.	9,000	32,467
OSG Corp.	400	3,919
Otsuka Corp.	100	6,648
PanaHome Corp.	1,000	5,772
Panasonic Electric Works Information
Systems Company, Ltd.	300	7,323
Parco Company, Ltd.	1,300	10,507
Paris Miki, Inc.	800	7,330
Penta-Ocean Construction Company, Ltd.	3,500	5,241
Pioneer Corp. (I)	1,000	3,487
Press Kogyo Company, Ltd. (I)	1,000	3,532
Q.P. Corp.	900	11,649

97

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Rengo Company, Ltd.	2,000	$12,923
Resona Holdings, Inc. (L)	2,700	24,260
Ricoh Company, Ltd.	3,000	42,432
Riken Corp.	1,000	3,486
Rinnai Corp.	300	17,651
Rohm Company, Ltd.	700	43,287
Rohto Pharmaceutical Company, Ltd.	1,000	12,467
Roland Corp.	400	4,579
Round One Corp.	1,400	5,121
Royal Holdings Company, Ltd.	700	6,899
Ryobi, Ltd.	1,000	3,721
Ryohin Keikaku Company, Ltd.	300	10,073
Ryosan Company, Ltd.	600	15,029
Sagami Railway Company, Ltd.	3,000	13,297
Saibu Gas Company, Ltd.	4,000	11,648
Sakai Chemical Industry Company, Ltd.	1,000	4,198
San-Ai Oil Company, Ltd.	2,000	8,745
Sanden Corp.	1,000	4,121
Sanken Electric Company, Ltd.	1,000	3,230
Sankyo Company, Ltd.	400	21,206
Sankyu, Inc.	3,000	11,753
Sanrio Company, Ltd.	900	17,158
Santen Pharmaceutical Company, Ltd.	400	13,860
Sanwa Shutter Corp.	2,000	5,926
Sanyo Chemical Industries, Ltd.	1,000	7,799
Sanyo Electric Company, Ltd. (I)	5,000	8,237
Sanyo Shokai, Ltd.	1,000	4,181
Sanyo Special Steel Company, Ltd. (I)	1,000	4,922
Sapporo Holdings, Ltd.	2,000	9,385
Sawai Pharmaceutical Company, Ltd.	200	17,988
SBI Holdings, Inc. (I)	152	19,110
Secom Company, Ltd.	900	40,646
SEGA SAMMMY HOLDINGS, Inc.	1,100	16,781
Seiko Corp.	1,000	3,373
Seiko Epson Corp.	1,200	18,232
Seino Transportation Company, Ltd.	2,000	12,118
Seiren Company, Ltd.	500	3,043
Sekisui Chemical Company, Ltd.	4,000	24,251
Sekisui House, Ltd.	6,000	54,001
Senko Company, Ltd.	1,000	3,028
Seven & I Holdings Company, Ltd.	4,200	98,581
Sharp Corp. (I)	5,000	49,775
Shibusawa Warehouse Company, Ltd.	1,000	3,672
Shiga Bank, Ltd.	2,000	11,692
Shikoku Bank, Ltd.	1,000	3,252
Shikoku Electric Power Company, Inc.	1,000	28,705
Shimachu Company, Ltd.	700	13,478
Shimadzu Corp.	3,000	23,072
Shimamura Company, Ltd.	200	18,586
Shimano, Inc.	400	21,206
Shimizu Bank, Ltd.	100	4,233
Shimizu Corp.	3,000	11,105
Shin-Etsu Chemical Company, Ltd.	1,500	73,245
Shin-Keisei Electric Railway Company, Ltd.	2,000	8,558
Shinko Electric Industries Company, Ltd.	800	8,876
Shinko Plantech Company, Ltd.	700	6,357
Shinko Securities Company, Ltd. (I)	5,000	11,442
Shinmaywa Industries, Ltd.	3,000	11,127
Shinsei Bank, Ltd. (L)	12,000	8,499
Shionogi & Company, Ltd.	1,500	27,474
Shiseido Company, Ltd.	2,000	44,977
Shizuoka Bank, Ltd.	5,000	43,066
Shizuoka Gas Company, Ltd.	1,500	8,751
Shochiku Company, Ltd.	1,000	6,806
Showa Aircraft Industry Company, Ltd.	1,000	7,188

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Showa Corp. (I)	1,500	$8,931
Showa Denko KK	13,000	24,983
Showa Shell Sekiyu KK	2,000	15,286
Sintokogio, Ltd.	600	4,327
Sky Perfect JSAT Corp.	16	5,286
SMC Corp.	300	39,657
SMK Corp.	1,000	4,460
Softbank Corp.	2,300	75,371
Sohgo Security Services Company, Ltd.	1,000	10,362
Sojitz Holdings Corp.	11,400	20,525
Sony Corp.	2,600	80,392
Sony Corp. (I)	3,200	98,979
Sony Financial Holdings, Inc.	4	13,025
Square Enix Company, Ltd.	400	8,977
St. Marc Holdings Company, Ltd.	300	11,240
Stanley Electric Company, Ltd.	600	9,585
Star Micronics Company, Ltd.	1,000	9,800
Sugi Pharmacy Company, Ltd.	400	9,028
Sumco Corp. (I)	900	14,074
Sumitomo Bakelite Company, Ltd.	3,000	15,162
Sumitomo Chemical Company, Ltd.	7,645	33,596
Sumitomo Corp.	6,200	80,112
Sumitomo Electric Industries, Ltd.	2,700	33,009
Sumitomo Heavy Industries, Ltd.	8,000	41,338
Sumitomo Metal Industries, Ltd.	18,000	45,616
Sumitomo Metal Mining Company, Ltd.	3,000	45,923
Sumitomo Mitsui Financial Group	6,800	198,426
Sumitomo Osaka Cement Company, Ltd. (I)	7,000	12,017
Sumitomo Realty &
Development Company, Ltd.	1,000	20,716
Sumitomo Rubber Industries, Inc.	1,500	14,699
Sumitomo Titanium Corp.	100	4,695
Sumitomo Warehouse Company, Ltd.	3,000	15,044
Sundrug Company, Ltd.	400	10,796
Suruga Bank, Ltd.	2,000	17,635
Suzuken Company, Ltd.	400	13,240
Suzuki Motor Corp.	1,300	27,345
Sysmex Corp.	300	20,808
T&D Holdings, Inc.	1,750	36,565
Taiheiyo Cement Corp. (I)	11,000	12,915
Taikisha, Ltd.	600	9,611
Taisei Corp.	9,000	18,563
Taisho Pharmaceuticals Company, Ltd.	1,000	20,234
Taiyo Ink Manufacturing Company, Ltd.	100	2,803
Taiyo Nippon Sanso Corp.	1,000	8,524
Taiyo Yuden Company, Ltd.	2,000	24,085
Takara Standard Company, Ltd.	1,000	6,481
Takasago International Corp.	1,000	4,810
Takasago Thermal Engineering Company, Ltd.	1,000	7,845
Takashimaya Company, Ltd.	3,000	23,193
Takata Corp. (I)	200	5,045
Takeda Pharmaceutical Company, Ltd.	3,400	156,658
TDK Corp. (I)	1,500	84,150
Teijin, Ltd.	9,000	29,716
Temp Holdings Company, Ltd.	600	5,481
Terumo Corp.	400	21,280
The 77th Bank, Ltd.	4,000	20,297
The Hachijuni Bank, Ltd.	3,000	15,688
The Hiroshima Bank, Ltd.	5,000	20,369
The Hokkoku Bank, Ltd.	3,000	11,968
The Hyakugo Bank, Ltd.	2,000	8,611
The Japan Steel Works, Ltd.	2,000	18,877
The Nanto Bank, Ltd.	2,000	11,685
The San-in Godo Bank, Ltd.	2,000	14,330

98

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Sumitomo Trust &
Banking Company, Ltd.	7,000	$35,123
The Tokyo Electric Power Company, Inc. (L)	5,100	124,432
The Yachiyo Bank, Ltd.	300	6,807
The Yokohama Rubber Company, Ltd.	2,000	10,063
THK Company, Ltd.	1,200	22,548
TKC Corp.	400	7,710
TOC Company, Ltd.	2,000	8,760
Tochigi Bank, Ltd.	1,000	4,223
Toda Corp.	3,000	9,829
Toda Kogyo Corp.	1,000	9,469
Toho Bank, Ltd.	3,000	8,491
Toho Company, Ltd.	500	8,044
Toho Holdings Company, Ltd.	300	4,230
Toho Titanium Company, Ltd. (I)	200	5,539
Toho Zinc Company, Ltd.	1,000	4,037
Tohoku Electric Power Company, Inc.	1,700	37,612
Tokai Carbon Company, Ltd.	2,000	12,534
Tokai Rika Company, Ltd.	600	10,112
Tokai Tokyo Securities Company, Ltd. (I)	3,000	9,884
Tokio Marine Holdings, Inc.	4,100	110,827
Tokushu Tokai Holdings Company, Ltd.	3,000	7,366
Tokuyama Corp.	2,000	10,178
Tokyo Broadcasting Company, Ltd.	600	7,733
Tokyo Dome Corp.	3,000	7,668
Tokyo Electron, Ltd.	700	35,213
Tokyo Energy & Systems, Inc.	1,000	6,930
Tokyo Gas Company, Ltd.	10,000	45,400
Tokyo Rakutenchi Company, Ltd.	1,000	3,953
Tokyo Rope Manufacturing Company, Ltd. (I)	4,000	9,458
Tokyo Seimitsu Company, Ltd. (I)	200	2,602
Tokyo Steel Manufacturing Company, Ltd.	900	10,642
Tokyo Style Company, Ltd.	1,000	7,764
Tokyo Tatemono Company, Ltd.	2,000	7,686
Tokyu Corp.	5,000	22,122
Tokyu Land Corp.	5,000	20,782
Tomato Bank, Ltd.	1,000	1,991
Tomony Holdings, Inc.	2,000	6,433
TonenGeneral Sekiyu KK	2,000	18,527
Topcon Corp.	1,700	6,775
Toppan Forms Company, Ltd.	800	7,437
Toppan Printing Company, Ltd.	5,000	39,202
Topre Corp.	1,100	8,196
Toray Industries, Inc.	6,000	33,422
Torishima Pump Manufacturing Company, Ltd.	200	3,206
Toshiba Corp. (I)	14,000	67,915
Toshiba Machine Company, Ltd.	3,000	10,376
Toshiba Plant Systems & Services Corp.	1,000	13,345
Toshiba TEC Corp.	1,000	3,675
Tosoh Corp.	5,000	13,509
Toto, Ltd.	2,000	13,735
Toyo Electric Manufacturing Company, Ltd.	1,000	4,719
Toyo Engineering Corp.	1,000	3,277
Toyobo Company, Ltd.	10,000	16,052
Toyoda Gosei Company, Ltd.	600	13,227
Toyota Motor Corp. (I)(L)	5,700	408,006
Toyota Tsusho Corp.	2,000	29,548
Trend Micro, Inc. (I)	500	14,914
TS Tech Company, Ltd.	300	4,989
Tsubakimoto Chain Company, Ltd.	1,000	4,095
Tsumura & Company, Ltd.	400	12,439
Tsurumi Manufacturing Company, Ltd.	1,000	6,457
Ube Industries, Ltd.	9,000	19,993
ULVAC, Inc.	300	5,352
Unicharm Corp.	600	24,177

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Union Tool Company, Ltd.	100	$2,511
UNY Company, Ltd.	2,000	15,866
Ushio, Inc.	1,400	23,623
USS Company, Ltd.	210	15,696
Valor Company, Ltd.	1,000	7,616
Vital KSK Holdings, Inc.	1,200	8,146
Wacoal Corp.	1,000	13,495
West Japan Railway Company, Ltd.	9	32,306
Xebio Company, Ltd.	500	9,738
Yahoo! Japan Corp. (I)	74	25,598
Yakult Honsha Company, Ltd.	500	15,461
Yamada Denki Company, Ltd.	470	29,167
Yamaguchi Financial Group, Inc.	2,000	18,881
Yamaha Corp.	1,700	19,780
Yamaha Motor Company, Ltd. (I)	2,600	38,995
Yamatake Corp.	600	15,055
Yamato Kogyo Company, Ltd.	300	7,283
Yamato Transport Company, Ltd.	3,000	36,369
Yamazaki Baking Company, Ltd.	1,000	12,201
Yaskawa Electric Corp.	1,000	8,086
Yasuda Warehouse Company, Ltd.	1,000	5,844
Yokogawa Bridge Corp.	1,000	6,517
Yokogawa Electric Corp. (I)	1,800	12,248
Yokohama Reito Company, Ltd.	1,000	6,975
Yuasa Trading Company, Ltd. (I)	7,000	6,721
Yushiro Chemical Industry Company, Ltd.	500	6,519
Zeria Pharmaceutical Company, Ltd.	1,000	12,141
Zuken, Inc.	900	5,676

		13,532,219
Jersey, C.I. - 0.03%
DHT Holdings, Inc.	900	3,717
WPP PLC, ADR	1,300	72,371

		76,088
Luxembourg - 0.08%
Altisource Portfolio Solutions SA (I)	600	18,684
ArcelorMittal	4,165	137,845
Evraz Group SA (I)	275	8,209
Oriflame Cosmetics SA	91	5,850
Regus PLC	6,222	7,824
SES SA	1,361	32,735
Tenaris SA	1,200	46,104

		257,251
Malaysia - 0.27%
Aeon Company (M) Berhad	3,500	6,815
Alliance Financial Group BHD	11,800	11,808
AMMB Holdings BHD	15,200	29,187
Asiatic Development BHD	4,400	11,002
Axiata Group BHD (I)	12,400	17,550
Berjaya Corp. BHD	1,610	209
Berjaya Corp. BHD (Kuala Lumpur Exchange)	16,100	5,906
Berjaya Sports Toto BHD	3,642	4,907
British American Tobacco Malaysia BHD	800	12,569
Bursa Malaysia BHD	3,900	10,268
Commerce Asset Holdings BHD	15,400	40,743
Dialog Group BHD	26,132	9,479
Digi.Com BHD	1,100	8,657
DRB-Hicom BHD	17,200	6,930
Fraser & Neave Holdings BHD	2,100	9,842
Gamuda BHD	12,700	15,952
Genting BHD	10,800	34,692
Guinness Anchor BHD	1,000	2,716
Hong Leong Bank BHD	2,800	8,262
Hong Leong Credit BHD	3,700	10,858

99

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
IGB Corp. BHD	15,600	$9,143
IJM Corp. BHD	6,200	10,421
IJM Land BHD	10,100	7,848
IJM Plantations BHD	6,600	5,258
IOI Corp. BHD	16,853	29,853
Kencana Petroleum BHD	17,200	9,275
KLCC Property Holdings BHD	7,300	7,829
KNM Group BHD	8,400	1,240
Kuala Lumpur Kepong BHD	2,600	14,314
Kulim Malaysia BHD	3,100	8,632
Lion Industries Corp. BHD	17,400	10,027
Malayan Banking BHD	18,145	51,761
Malaysian Airline System BHD	15,200	11,467
Malaysian Bulk Carriers BHD	7,700	7,282
Malaysian Resources Corp. BHD	27,150	18,459
Media Prima BHD	14,100	9,872
MISC BHD	6,240	17,673
Mulpha International BHD (I)	53,500	7,184
Nestle Malaysia BHD	900	12,249
Parkson Holdings BHD	5,656	10,658
Petronas Dagangan BHD	3,500	12,468
Petronas Gas BHD	2,500	8,826
PLUS Expressways BHD	10,000	13,517
PPB Group BHD	3,600	20,072
Proton Holdings BHD	5,500	8,844
Resorts World BHD	19,800	21,732
RHB Capital BHD	5,200	12,166
SapuraCrest Petroleum BHD	12,900	10,011
Shell Refining Company Federation of
Malaya BHD	2,800	9,705
Sime Darby BHD	9,700	26,702
SP Setia BHD	10,400	15,136
Sunrise BHD	11,500	7,887
Sunway City BHD	7,700	9,856
TA Ann Holdings BHD	6,360	9,697
Telekom Malaysia BHD	8,300	9,192
Tenaga Nasional BHD	7,000	19,996
Top Glove Corp. BHD	5,200	8,643
UMW Holdings BHD	7,700	16,894
Unisem M BHD	18,850	12,082
United Plantations Berhad	2,400	12,113
Wah Seong Corp. BHD	10,184	7,123
YTL Corp. BHD	6,732	16,379
YTL Power International BHD	13,100	9,714

		817,552
Marshall Islands - 0.00%
Genco Shipping & Trading, Ltd. (I)(L)	600	9,564
Mexico - 0.34%
Alfa SA de CV	1,400	10,832
Alsea SAB de CV	5,300	5,266
America Movil SAB de CV, Series L	6,346	16,961
America Movil SAB de CV, Series L, ADR	3,047	162,497
Axtel SAB de CV (I)	14,800	8,738
Banco Compartamos SA de CV	4,200	26,747
Bolsa Mexicana de Valores SA de CV	5,700	9,526
Carso Infraestructura y Construccion SA
de CV (I)	10,100	5,779
Cemex SAB de CV, SADR	10,194	86,649
Cia Minera Autlan SAB de CV	400	828
Coca-Cola Femsa SAB de CV, SADR	200	15,644
Consorcio ARA SA de CV	6,000	3,919
Corp Moctezuma SAB de CV	4,100	9,923
Corp. GEO SA de CV (I)	12,300	35,216
Desarrolladora Homex SA de CV (I)	1,000	5,402

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Embotelladoras Arca SA de CV	4,800	$19,502
Empresas ICA Sociedad Controladora SA
de CV (I)	8,100	19,669
Fomento Economico Mexicano SA de CV	1,100	55,803
Fresnillo PLC	1,460	28,533
Gruma SAB de CV, SADR	200	1,134
Grupo Aeroportuario del Pacifico SA de CV	900	30,996
Grupo Aeroportuario del Pacifico SA de
CV, Series B	900	3,108
Grupo Aeroportuario del Sureste SA de
CV, ADR	300	14,244
Grupo Bimbo SA de CV	2,900	21,172
Grupo Carso SA de CV	5,300	26,749
Grupo Continential SA de CV	8,200	23,738
Grupo Elektra SA de CV	460	16,080
Grupo Financiero Banorte SA de CV	13,100	49,690
Grupo Financiero Inbursa SA de CV	6,500	25,636
Grupo Mexico SAB de CV, Series B	28,049	80,842
Grupo Modelo SA	4,000	22,124
Grupo Televisa SA, SADR	2,300	43,516
Impulsora Del Desarrollo Y El Empleo en
America Latina SAB de CV (I)	13,100	15,905
Kimberly-Clark de Mexico SA de CV	1,400	8,982
Megacable Holdings Sab De CV (I)	3,800	9,279
Mexichem SAB de CV	3,700	10,356
Organizacion Soriana SA de CV	5,100	14,124
Promotora y Operadora de Infraestructura SAB
de CV (I)	700	2,014
Telefonos de Mexico SAB de CV	900	13,437
TV Azteca SA de CV	15,400	10,461
Urbi Desarrollos Urbanos SA de CV (I)	6,600	13,822
Wal-Mart de Mexico SA de CV, Series V	20,700	52,072

		1,036,915
Netherlands - 0.94%
Aalberts Industries NV	526	8,668
Accell Group NV	71	3,249
Aegon NV (I)	11,893	71,330
Akzo Nobel NV	1,812	112,101
Arcadis NV (I)	845	18,952
ASM International NV	1,150	29,273
ASML Holding NV	1,961	58,799
Beter Bed Holding NV	234	5,922
BinckBank NV	387	5,413
Brit Insurance Holdings NV	1,357	21,862
Brunel International NV	442	13,806
Crucell NV (I)	396	13,202
CSM	40	1,176
Exact Holdings NV	78	1,973
Fugro NV	655	43,100
Grontmij NV	52	1,044
Heineken NV	1,509	78,439
Imtech NV	437	13,888
ING Groep NV (I)	7,351	75,919
ING Groep NV SADR (I)	7,242	74,520
James Hardie Industries NV (I)	700	18,599
Koninklijke (Royal) KPN NV	6,741	104,351
Koninklijke Ahold NV	7,632	102,924
Koninklijke BAM Groep NV	891	5,781
Koninklijke Boskalis Westinster NV	407	17,093
Koninklijke DSM NV	1,042	53,461
Koninklijke Philips Electronics NV	6,370	200,796
Koninklijke Ten Cate NV	390	12,690
Koninklijke Vopak NV	407	19,448
Mediq NV	320	5,535

100

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Nutreco Holding NV	460	$33,660
Ordina NV (I)	210	768
Randstad Holdings NV (I)	1,047	47,604
Reed Elsevier NV	3,809	48,106
Royal Dutch Shell PLC, ADR, Class B	20,500	1,205,195
SBM Offshore NV	671	12,737
Sligro Food Group NV	122	3,939
SNS Reaal (I)	1,920	7,873
Telegraaf Media Groep NV	304	5,424
TKH Group NV	170	3,767
TNT NV	1,760	47,356
Unilever NV	5,948	178,211
USG People NV (I)	965	15,205
Van der Moolen Holding NV (I)	1,420	19
VistaPrint NV (I)(L)	500	19,325
Wavin NV (I)	158	1,972
Wolters Kluwer NV	2,215	46,602
X5 Retail Group NV, GDR (I)	473	18,923

		2,890,000
New Zealand - 0.05%
Auckland International Airport, Ltd.	12,784	19,219
Fisher & Paykel Healthcare Corp.	6,620	14,415
Fletcher Building, Ltd.	5,083	30,032
Freightways, Ltd.	4,613	9,962
New Zealand Refining Company, Ltd.	3,262	8,807
Nuplex Industries, Ltd.	1,247	2,934
Sky City Entertainment Group, Ltd.	8,173	16,960
Sky Network Television, Ltd.	4,694	17,040
Telecom Corp. of New Zealand, Ltd.	3,933	5,870
Tower, Ltd.	14,954	20,053
TrustPower, Ltd.	2,008	10,767

		156,059
Norway - 0.19%
Aker ASA, Series A	250	4,943
Aker Solutions ASA	700	10,158
Cermaq ASA	1,000	11,105
Copeinca ASA	1,400	10,121
DnB NOR ASA	5,320	72,532
DNO International ASA (I)	4,000	6,144
DOF ASA (I)	400	2,959
Ementor ASA	1,060	8,404
Farstad Shipping ASA	96	2,450
Marine Harvest	44,000	38,421
Norsk Hydro ASA (L)	6,063	36,640
Norske Skogindustrier ASA (I)	3,500	6,998
Norwegian Air Shuttle ASA (I)	300	4,730
Orkla ASA	4,044	37,296
Petroleum Geo-Services ASA	3,109	35,490
Renewable Energy Corp. ASA (I)	3,561	12,080
Schibsted ASA	400	10,013
Sevan Marine ASA (I)	4,000	4,099
Songa Offshore SE (I)	400	1,736
Sparebanken Midt-Norge ASA	672	5,609
StatoilHydro ASA, SADR (L)	4,800	100,704
Storebrand ASA (I)	3,919	23,942
Telenor ASA	3,579	56,109
TGS Nopec Geophysical Company ASA	1,000	14,391
Tomra Systems ASA	800	4,766
Veidekke ASA	501	3,834
Wilh Wilhelmsen Holding ASA, Class A	150	2,895
Yara International ASA	835	37,801

		566,370

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Papua New Guinea - 0.01%
Oil Search, Ltd.	6,602	$39,293
Peru - 0.01%
Hochschild Mining PLC	2,602	18,225
Philippines - 0.06%
Aboitiz Equity Ventures, Inc.	38,000	20,789
Bank of the Philippine Islands	11,494	14,262
First Philippine Holdings Corp.	6,300	9,878
Globe Telecommunications, Inc.	330	6,689
International Container Terminal Services, Inc.	17,000	14,850
Jollibee Foods Corp.	6,100	12,785
Manila Electric Company	2,470	12,662
Manila Water Company, Inc.	20,200	8,732
Philippine Long Distance Telephone
Company, SADR	200	11,972
PNOC Energy Development Corp.	82,000	11,358
Robinsons Land Corp.	24,500	8,960
SM Investments Corp.	1,060	13,763
Universal Robina Corp.	27,000	25,512

		172,212
Poland - 0.12%
Asseco Poland SA PDA	661	11,926
Bank Pekao SA	521	30,789
Bank Zachodni WBK SA	124	9,168
BRE Bank SA (I)	346	30,723
Ciech SA (I)	414	3,443
Echo Investment SA (I)	5,340	9,710
Emperia Holding SA	242	8,239
Firma Oponiarska Debica SA	320	6,979
Getin Holding SA (I)	6,659	24,614
Grupa Lotos SA	726	7,779
ING Bank Slaski SA	79	22,369
KGHM Polska Miedz SA	956	38,507
Kredyt Bank SA (I)	1,216	6,267
Mondi Packaging Paper Swiecie SA	344	8,960
Orbis SA (I)	719	10,269
PBG SA	86	7,225
Polish Oil & Gas Company	5,354	6,623
Polnord SA	395	5,196
Polski Koncern Naftowy Orlen SA (I)	2,732	37,546
Powszechna Kasa Oszczednosci Bank
Polski SA	2,371	35,887
Telekomunikacja Polska SA	2,522	15,588
TVN SA	1,226	7,292
Zaklad Przetworstwa Hutniczego
Stalprodukt Sa	49	6,844

		351,943
Portugal - 0.07%
Banco BPI SA	4,926	10,511
Banco Comercial dos Acores SA (L)	3,686	3,216
Banco Espirito Santo SA	3,710	17,148
Brisa Auto Estrada SA	957	6,177
Cimpor-Cimentos De Portugal SA	2,492	16,053
Electricidade de Portugal SA	6,374	21,831
Galp Energia SGPS SA	918	15,869
Jeronimo Martins SGPS SA	2,306	30,878
Mota Engil	444	1,297
Portucel - Empresa Produtora de Pasta e
Papel SA	3,115	9,203
Portugal Telecom SGPS SA	3,223	42,938
Redes Energeticas Nacionais SA	2,238	8,165
Semapa-Sociedade de Investimento & Gestao	1,179	12,510
Sonae	3,327	3,693
Sonae Industria (I)	2,576	7,366

101

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal (continued)
Zon Multimedia SA	2,647	$10,468

		217,323
Puerto Rico - 0.02%
First Bancorp/Puerto Rico (I)	2,000	560
Oriental Financial Group, Inc.	500	6,650
Popular, Inc. (I)	12,511	36,282
Triple-S Management Corp., Class B (I)	400	6,740

		50,232
Russia - 0.23%
Comstar United Telesystems, GDR (I)	750	4,838
CTC Media, Inc.	1,500	32,910
Gazprom Neft, SADR	300	5,760
Gazprom OAO, SADR	1,818	38,087
Gazprom OAO, SADR (London Exchange)	13,069	275,004
JSC MMC Norilsk Nickel, ADR	3,137	53,486
Lukoil OAO	2,643	150,215
Magnitogorsk Iron & Steel Works	211	2,737
MMC Norilsk Nickel, ADR	1,520	25,981
Novolipetsk Steel, ADR	400	14,400
PIK Group, GDR (I)	572	2,145
Polymetal, GDR (I)	450	6,930
Rosneft Oil Company, GDR (I)	4,517	30,202
RusHydro, ADR (I)	1,625	8,320
Surgutneftegaz, SADR	3,050	29,245
TMK OAO, GDR (I)	600	10,350
Uralkali, SADR	599	13,162
VTB Bank OJSC, GDR	1,125	6,491

		710,263
Singapore - 0.36%
Allgreen Properties, Ltd.	11,000	9,884
Asia Food & Properties, Ltd. (I)	9,000	3,954
Bukit Sembawang Estates, Ltd.	2,000	7,303
Capitaland, Ltd.	15,000	46,278
City Developments, Ltd.	2,000	19,392
ComfortDelGro Corp., Ltd.	6,000	6,930
Cosco Corp. Singapore, Ltd. (L)	10,000	13,450
CSE Global, Ltd.	12,000	9,782
DBS Group Holdings, Ltd.	9,193	98,359
Ezra Holdings, Ltd.	2,000	2,613
First Resources, Ltd.	11,000	9,779
Fraser and Neave, Ltd.	7,000	34,657
Golden Agri-Resources, Ltd.	41,000	17,754
Ho Bee Investment, Ltd.	7,000	8,852
Hong Leong Asia, Ltd.	3,000	7,566
Hotel Properties, Ltd.	2,000	4,216
Indofood Agri Resources, Ltd.	4,000	6,866
Jardine Cycle and Carriage, Ltd.	1,000	29,948
K-Green Trust (I)	1,400	1,160
Keppel Corp., Ltd.	7,000	47,879
Keppel Land, Ltd.	7,177	22,084
Kim Eng Holdings, Ltd.	4,000	5,387
Metro Holdings, Ltd.	10,000	5,966
Midas Holdings, Ltd.	12,000	9,097
MobileOne, Ltd. (I)	6,000	10,000
Neptune Orient Lines, Ltd. (I)	7,000	10,542
Olam International, Ltd.	7,000	17,340
Otto Marine, Ltd.	14,000	3,788
Oversea-Chinese Banking Corp., Ltd.	12,875	86,578
Raffles Education Corp., Ltd. (I)	22,000	4,688
Raffles Medical Group, Ltd.	7,000	11,774
SembCorp Industries, Ltd.	7,000	23,192
SembCorp Marine, Ltd.	4,000	11,977
Singapore Airlines, Ltd.	3,000	37,208

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Airport Terminal Services, Ltd.	3,920	$8,491
Singapore Exchange, Ltd.	5,000	34,355
Singapore Post, Ltd.	21,000	19,490
Singapore Press Holdings, Ltd.	11,000	35,583
Singapore Technologies Engineering, Ltd.	5,000	12,794
Singapore Telecommunications, Ltd.	33,000	78,747
Singapore Telecommunications, Ltd.	6,000	14,380
SMRT Corp., Ltd.	9,000	14,039
StarHub, Ltd.	6,000	11,785
Straits Asia Resources, Ltd.	8,000	13,370
United Industrial Corp, Ltd.	5,000	8,896
United Overseas Bank, Ltd.	6,000	83,524
UOL Group, Ltd.	5,000	17,632
Venture Corp., Ltd.	2,000	14,948
Wheelock Properties, Ltd.	7,000	10,067
Wilmar International, Ltd.	7,000	31,968
Wing Tai Holdings, Ltd.	4,000	5,270
Yangzijiang Shipbuilding Holdings, Ltd.	14,000	18,770
Yanlord Land Group, Ltd.	7,000	9,331

		1,089,683
South Africa - 0.54%
ABSA Group, Ltd.	1,681	32,303
Adcock Ingram Holdings, Ltd.	524	4,773
Afgri, Ltd.	8,620	8,476
African Bank Investments, Ltd.	6,694	34,411
African Oxygen, Ltd.	1,477	4,418
African Rainbow Minerals, Ltd.	987	23,775
Allied Technologies, Ltd.	499	4,079
Anglo Platinum, Ltd. (I)	276	26,143
AngloGold Ashanti, Ltd. (L)	1,100	50,864
Aspen Pharmacare Holdings, Ltd.	2,184	29,443
Aveng, Ltd.	2,595	16,189
AVI, Ltd.	4,242	16,563
Barloworld, Ltd.	2,065	13,862
Bidvest Group, Ltd.	1,720	36,300
Capitec Bank Holdings, Ltd.	300	6,412
Clicks Group, Ltd.	2,382	15,063
DataTec, Ltd.	2,172	11,352
Discovery Holdings, Ltd., ADR	3,521	19,741
Drdgold, Ltd.	8,960	4,704
FirstRand, Ltd.	13,261	40,797
Foschini, Ltd.	2,097	24,960
Gold Fields, Ltd.	4,248	64,867
Great Basin Gold, Ltd. (I)	5,000	12,149
Grindrod, Ltd.	1,583	3,811
Harmony Gold Mining Company, Ltd.	2,600	29,354
Health PLS (I)	3,407	6,916
Illovo Sugar, Ltd.	1,857	6,712
Impala Platinum Holdings, Ltd.	2,110	54,428
Imperial Holdings, Ltd.	1,333	21,627
Investec, Ltd.	1,608	13,713
JD Group, Ltd.	2,907	19,904
Kumba Iron Ore, Ltd.	515	26,798
Kumba Resources, Ltd.	1,225	21,139
Lewis Group, Ltd.	1,301	13,101
Liberty Holdings, Ltd.	983	9,989
Massmart Holdings, Ltd.	1,182	25,059
Metorex, Ltd. (I)	1,710	993
Metropolitan Holdings, Ltd.	3,767	8,860
Mittal Steel South Africa, Ltd.	944	11,147
Mondi, Ltd.	1,967	16,020
MTN Group, Ltd.	5,549	100,271
Murray & Roberts Holdings, Ltd.	3,011	19,386
Mvelaphanda Group, Ltd. (I)	10,184	7,376

102

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Nampak, Ltd.	4,542	$12,350
Naspers, Ltd.	1,832	89,519
Nedbank Group, Ltd.	1,217	25,682
Netcare, Ltd.	10,169	20,176
Northam Platinum, Ltd.	2,901	19,130
Palabora Mining Company, Ltd.	99	1,342
Peregrine Holdings, Ltd.	3,334	5,663
Pick’n Pay Stores, Ltd.	1,977	12,243
Pretoria Portland Cement Company, Ltd.	4,312	19,769
Reunert, Ltd.	474	4,213
Sanlam, Ltd.	16,519	62,291
Sappi, Ltd., SADR (I)	3,600	18,648
Sasol, Ltd.	2,000	89,580
Shoprite Holdings, Ltd.	2,385	33,783
Spar Group, Ltd.	1,244	16,564
Standard Bank Group, Ltd.	4,967	79,040
Steinhoff International Holdings, Ltd.	10,973	32,307
Sun International, Ltd.	1,358	19,011
Super Group, Ltd. (I)	127,245	10,770
Telkom SA, Ltd.	800	17,400
Tiger Brands, Ltd.	1,427	38,740
Tongaat Hulet, Ltd.	519	7,407
Trencor, Ltd.	1,264	6,619
Truworths International, Ltd.	3,324	33,309
Vodacom Group, Ltd.	2,021	20,037
Woolworths Holdings, Ltd.	7,995	31,008

		1,644,849
South Korea - 1.02%
Amorepacific Corp.	25	25,125
Asiana Airlines, Inc. (I)	2,380	19,659
Busan Bank	490	6,038
Cheil Communications, Inc.	1,250	14,810
Cheil Industries, Inc.	410	35,886
CJ CheilJedang Corp.	103	21,770
CJ Corp.	119	9,581
Daegu Bank	910	11,980
Daelim Industrial Company, Ltd.	217	16,063
Daewoo International Corp.	296	10,436
Daewoo Motor Sales Corp. (I)	161	455
Daewoo Securities Company, Ltd.	1,300	28,675
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,180	28,201
Daishin Securities Company, Ltd.	870	11,445
DC Chemical Company, Ltd.	89	27,593
Dong-A Pharmaceutical Company, Ltd.	45	5,392
Dongbu Insurance Company, Ltd.	320	9,893
Dongkuk Steel Mill Company, Ltd.	690	16,542
Doosan Corp.	64	8,560
Doosan Heavy Industries and
Construction Company, Ltd.	191	14,222
Doosan Infracore Company, Ltd.	830	17,465
Eugene Investment & Securities
Company, Ltd. (I)	7,730	4,915
GS Engineering & Construction Corp.	154	11,845
GS Holdings Corp.	500	24,206
Hana Financial Group, Inc.	1,080	31,968
Hanil Cement Manufacturing Company, Ltd.	146	8,515
Hanjin Heavy Industries &
Construction Company, Ltd.	410	12,926
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	120	1,594
Hanjin Shipping Company, Ltd. (I)	581	17,170
Hanjin Shipping Holdings Company, Ltd. (I)	98	1,450
Hanjin Transportation Company, Ltd.	140	4,219

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hankook Tire Company, Ltd.	830	$23,985
Hanmi Pharm Company, Ltd. (I)	17	1,715
Hanmi Pharm Company, Ltd.	5	177
Hansol LCD, Inc.	175	7,950
Hanwha Chemical Corp.	1,330	31,903
Hanwha Corp.	530	20,451
Hanwha Securities Company, Ltd.	1,080	7,767
Hite Brewery Company, Ltd.	40	4,455
Hite Holdings Company, Ltd.	51	1,000
Honam Petrochemical Corp.	201	37,461
Hotel Shilla Company, Ltd.	460	13,172
Huchems Fine Chemical Corp.	244	4,740
Hynix Semiconductor, Inc. (I)	1,670	32,497
Hyosung Corp.	255	27,508
Hyundai Department Store Company, Ltd.	157	19,001
Hyundai Engineering &
Construction Company, Ltd.	280	17,804
Hyundai H & S Company, Ltd.	990	9,816
Hyundai Heavy Industries Company, Ltd.	168	48,254
Hyundai Hysco Company, Ltd.	300	6,008
Hyundai Marine & Fire
Insurance Company, Ltd.	450	8,762
Hyundai Merchant Marine Company, Ltd.	940	41,797
Hyundai Mipo Dockyard Company, Ltd.	154	25,460
Hyundai Mobis	265	59,730
Hyundai Motor Company, Ltd.	724	97,150
Hyundai Securities Company, Ltd.	1,170	16,418
Hyundai Steel Company	412	42,354
Industrial Bank of Korea	1,290	17,650
Jeonbuk Bank, Ltd.	460	2,663
Kangwon Land, Inc.	910	19,792
KB Financial Group, Inc., ADR	1,600	68,592
KCC Corp.	56	18,025
Kia Motors Corp.	1,680	54,222
KISCO Corp.	35	840
KISCO Holdings Company, Ltd.	10	436
Kolon Corp.	64	2,102
Kolon Industries, Inc. (I)	165	11,052
Korea Electric Power Corp., SADR (I)	2,200	28,446
Korea Exchange Bank	1,880	22,841
Korea Gas Corp.	342	14,658
Korea Investment Holdings Company, Ltd.	460	14,120
Korea Kumho Petrochemical
Company, Ltd. (I)	90	5,723
Korea Line Corp. (I)	126	5,256
Korea Zinc Company, Ltd.	68	18,667
Korean Air Lines Company, Ltd. (I)	473	32,191
Korean Reinsurance Company, Ltd.	367	3,653
KP Chemical Corp.	820	9,853
KT Corp. SADR	1,300	26,598
KT&G Corp.	601	35,842
Kumho Industrial Company, Ltd. (I)	150	427
LG Chem, Ltd.	208	60,838
LG Corp.	666	48,188
LG Display Company, Ltd., ADR (L)	2,900	50,576
LG Electronics, Inc.	539	45,428
LG Fashion Corp. Ltd.	280	8,365
LG Hausys, Ltd.	28	2,406
LG Household & Health Care, Ltd.	46	16,984
LG Innotek Company, Ltd.	37	4,551
LG International Corp.	310	10,440
LG Life Sciences, Ltd. (I)	173	8,603
LG Telecom, Ltd.	1,370	8,858
Lotte Chilsung Beverage Company, Ltd.	10	6,747
Lotte Confectionery Company, Ltd.	5	5,848

103

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Lotte Shopping Company, Ltd.	42	$17,527
LS Cable, Ltd.	188	19,291
LS Industrial Systems Company, Ltd.	164	13,448
Macquarie Korea Infrastructure Fund	1,650	7,005
Meritz Fire & Marine
Insurance Company, Ltd.	1,030	6,820
Mirae Asset Securities Company, Ltd.	306	16,111
Namyang Dairy Products Company, Ltd.	17	8,277
NCSoft Corp.	135	28,084
NHN Corp. (I)	174	29,910
Nong Shim Company, Ltd.	25	4,778
Orion Corp.	57	20,709
Pacific Corp.	43	6,969
POSCO, SADR	1,400	159,572
RNL BIO Company, Ltd. (I)	920	2,925
S&T Dynamics Company, Ltd.	570	11,283
S-Oil Corp.	290	18,000
S1 Corp.	180	9,882
Samchully Company, Ltd.	69	7,019
Samsung Card Company, Ltd.	400	20,142
Samsung Corp.	652	35,567
Samsung Electro-Mechanics Company, Ltd.	352	38,435
Samsung Electronics Company, Ltd.	456	310,744
Samsung Engineering Company, Ltd.	321	42,792
Samsung Fine Chemicals Company, Ltd.	232	12,981
Samsung Fire & Marine
Insurance Company, Ltd.	204	34,888
Samsung Heavy Industries Company, Ltd.	810	21,418
Samsung SDI Company, Ltd.	216	29,553
Samsung Securities Company, Ltd.	305	17,361
Samsung Techwin Company, Ltd.	124	12,289
Seah Besteel Corp.	440	10,969
SeAH Holdings Corp.	102	7,872
Shinhan Financial Group
Company, Ltd., SADR (L)	1,200	92,016
Shinsegae Company, Ltd.	82	43,221
SK Chemicals Company, Ltd.	103	5,996
SK Energy Company, Ltd.	408	52,065
SK Networks Company, Ltd.	610	5,992
Sk Securities Company, Ltd.	3,120	6,239
SK Telecom Company, Ltd. ADR	1,400	24,458
STX Engine Company, Ltd.	440	13,102
STX Pan Ocean Company, Ltd.	870	9,233
STX Shipbuilding Company, Ltd.	430	7,349
Taekwang Industrial Company, Ltd.	5	5,228
Taihan Electric Wire Company, Ltd. (I)	484	3,025
Tong Yang Investment Bank	370	3,456
Woongjin Coway Company, Ltd.	680	26,499
Woongjin Holdings Company, Ltd. (I)	780	7,774
Woongjin Thinkbig Company, Ltd.	440	9,667
Woori Finance Holdings Company, Ltd.	1,350	16,813
Woori Investment & Securities Company, Ltd.	740	13,532
Young Poong Corp.	8	4,852
Youngone Holdings Company, Ltd.	130	3,441
Yuhan Corp.	101	16,449

		3,110,443
Spain - 0.72%
Abengoa SA (I)	391	9,928
Abertis Infraestructuras SA	1,887	35,190
Acciona SA	190	16,093
Acerinox SA	1,123	20,021
ACS Actividades de Construccion y
Servicios SA (L)	813	40,651
Banco Bilbao Vizcaya Argentaria SA (L)	9,856	132,859

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	7,656	$103,682
Banco de Sabadell SA	6,485	32,462
Banco de Valencia SA	1,811	10,309
Banco Espanol De Credito Sabanco
Esp Credito	577	5,826
Banco Guipuzcoano SA	2,182	12,902
Banco Pastor SA	1,971	10,072
Banco Popular Espanol SA	6,845	43,335
Banco Santander SA	22,732	288,008
Banco Santander SA, SADR (L)	18,529	234,577
Bankinter SA (L)	2,422	16,811
Baron de Ley SA (I)	66	3,858
Bolsas y Mercados Espanoles (I)	488	13,052
Campofrio Alimentacion SA	807	8,009
Cementos Portland Valderrivas SA	444	8,770
Cia Espanola de Petroleos SA	245	5,311
Cintra Concesiones de Infraestructuras de
Transporte SA	3,229	30,251
Construcciones & Auxiliar de Ferrocarriles SA	30	15,368
Criteria Caixacorp SA	5,088	26,761
Ebro Puleva SA	858	17,178
EDP Renovaveis SA (I)	300	1,699
Enagas	1,409	28,595
Faes Farma SA	465	2,053
Fomento de Construcciones SA	276	7,624
Gamesa Corporacion Tecnologica SA	1,540	10,770
Gas Natural SDG SA	1,744	25,970
Gestevision Telecinco SA	1,063	11,696
Grifols SA	1,108	15,884
Grupo Catalana Occidente SA	291	5,528
Grupo Empresarial Ence SA	783	2,604
Iberdrola Renovables SA	8,432	28,061
Iberdrola SA	16,663	128,405
Iberia Lineas Aereas de Espana SA (I)	2,350	9,067
Inditex SA	875	69,457
Indra Sistemas SA	937	17,898
La Seda de Barcelona SA	10,618	1,000
Laboratorios Almirall SA	481	5,288
Mapfre SA	4,256	12,974
NH Hoteles SA	580	2,624
Obrascon Huarte Lain SA	995	28,041
Papeles y Cartones de Europa SA	2,023	10,209
Promotora de Informaciones SA (I)	515	1,162
Prosegur Cia de Seguridad SA	77	4,615
Realia Business SA (I)	3,816	7,980
Red Electrica De Espana	660	31,082
Repsol YPF SA	4,354	112,314
Sol Melia SA	724	6,498
SOS Cuetara SA (I)	665	944
Tecnicas Reunidas SA	148	7,882
Telefonica SA, SADR	5,500	407,825
Tubos Reunidos SA (I)	599	1,632
Vidrala SA	495	13,810
Viscofan SA	232	7,652
Vocento SA (I)	703	3,819
Zardoya Otis SA	1,160	20,782
Zeltia SA (I)	2,108	9,183

		2,203,911
Sweden - 0.66%
AarhusKarlshamn AB	600	14,261
Active Biotech AB (I)	427	7,634
Alfa Laval AB	2,028	35,589
Angpanneforeningen AB	518	9,571
Assa Abloy AB, Series B	2,028	51,224

104

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Atlas Copco AB, Series A	2,339	$45,235
Atlas Copco AB, Series B	1,570	27,641
Avanza Bank Holding AB	300	10,286
Axfood AB	100	3,293
Axis Communications AB	628	9,094
Bergman & Beving AB	25	373
Billerud Aktibolag AB	600	4,575
Biovitrum AB (I)	28	186
Boliden AB	2,677	40,644
Bure Equity AB (I)	284	1,348
Clas Ohlson AB	376	6,964
D. Carnegie & Company AB (I)	700	0
Electrolux AB	1,712	42,195
Elekta AB, Series B	1,152	41,726
Eniro AB (I)	1,435	1,277
Ericsson (LM), Series B	11,029	121,158
Getinge AB, Series B	1,295	30,273
Hakon Invest AB	916	16,727
Haldex AB (I)	1,200	14,670
Hennes & Mauritz AB, B Shares	3,260	118,034
Hexagon AB	1,760	37,801
Hexpol AB	60	864
Hoganas AB	200	6,492
Holmen AB, Series B	626	19,325
Husqvarna AB, B Shares	3,585	26,577
Husqvarna AB, Series A	1,070	7,865
Industrial & Financial Systems AB	1,400	19,476
Intrum Justitia AB	200	2,304
JM AB	800	16,729
Lindab International AB (I)	600	8,702
Loomis AB	280	3,366
Lundin Petroleum AB (I)	2,903	24,464
Meda AB	2,924	23,362
Medivir AB (I)	250	4,405
Modern Times Group AB, B Shares	496	36,968
NCC AB	467	9,574
Nibe Industrier AB	476	5,561
Nobia AB (I)	4,653	34,033
Nordea Bank AB	16,655	173,757
PA Resources AB (I)	475	351
Peab AB	2,689	19,839
Ratos AB	905	31,288
Rezidor Hotel Group AB (I)	1,181	6,030
Sandvik AB	3,835	58,868
Scania AB, Series B	725	16,024
Seco Tools AB (I)	474	6,429
Securitas AB, Series B	2,105	22,690
Skandinaviska Enskilda Banken AB, Series A	10,992	81,649
Skanska AB, Series B	2,913	53,525
SKF AB	245	5,694
SKF AB, B Shares	1,824	41,994
SkiStar AB	355	7,411
SSAB AB, Series A	983	15,692
SSAB AB, Series B	470	6,610
Svenska Cellulosa AB	4,426	67,420
Svenska Handelsbanken AB, Series A	2,681	87,980
Swedbank AB, Class A (I)	4,910	68,178
Swedish Match AB	924	24,656
Tele2 AB, Series B	2,152	45,202
Telefonaktiebolaget LM Ericsson	2,500	27,425
Teliasonera AB	11,141	90,098
Trelleborg AB, Series B	821	7,576
Volvo AB, Series A (I)	2,331	32,619

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, Series B (I)	4,814	$70,768

		2,011,619
Switzerland - 1.52%
ABB, Ltd.	12,150	256,370
Actelion, Ltd. (I)	592	23,730
Adecco SA	842	44,068
AFG Arbonia-Forster Holding AG (I)	54	1,287
Allreal Holding AG	49	6,634
Aryzta AG	797	34,808
Ascom Holding AG (I)	647	7,449
Bachem Holding AG	51	2,870
Baloise Holding AG	399	36,026
Bank Coop AG	219	15,379
Bank Sarasin & Compagnie AG	196	7,570
Banque Cantonale Vaudoise	51	26,154
Barry Callebaut AG	20	15,649
Basilea Pharmaceutica AG (I)	119	7,421
Belimo Holding AG	4	6,470
Berner Kantonalbank	51	12,474
Bobst Group AG (I)	236	10,453
Bucher Industries AG	32	4,795
Burckhardt Compression Holding AG	4	887
Centralschweizerische Kraftwerke AG	13	4,364
Charles Voegele Holding AG (I)	176	7,995
Clariant AG (I)	3,320	48,699
Compagnie Financiere Richemont SA	2,842	136,786
Conzzeta Holding AG	4	6,997
Credit Suisse Group AG, SADR	6,000	255,360
Dufry Group AG (I)	34	3,248
EFG International	308	3,553
EMS-Chemie Holding AG	77	12,311
Flughafen Zuerich AG	27	9,812
Forbo Holding AG	23	12,642
Galenica Holding AG	30	14,088
GAM Holding, Ltd. (I)	1,213	18,403
Geberit AG	245	43,667
Georg Fischer AG (I)	30	12,013
Givaudan AG	45	46,007
Gurit Heberlein AG	16	9,124
Helvetia Patria Holding AG	24	8,335
Holcim, Ltd.	1,535	98,678
Implenia AG	111	3,249
Julius Baer Group, Ltd.	1,141	41,590
Kaba Holding AG	47	15,689
Kudelski SA	786	20,606
Kuehne & Nagel International AG	323	38,824
Kuoni Reisen Holding AG	39	15,765
Lindt & Spruengli AG - REG	1	27,941
Logitech International SA (I)	1,191	20,773
Lonza Group AG	368	31,454
Luzerner Kantonalbank AG	38	11,988
Micronas Semiconductor Holding AG	1,672	11,708
Mobimo Holding AG	62	11,548
Nestle SA	12,729	678,407
Nobel Biocare Holding AG	398	7,162
Novartis AG (L)	10,100	582,467
Orell Fuessli Holding AG	57	8,007
Panalpina Welttransport Holding AG (I)	188	20,689
Partners Group Holding AG	72	11,934
Petroplus Holdings AG	805	9,774
Precious Woods Holding AG (I)	138	4,070
PubliGroupe SA (I)	25	2,469
Rieter Holding AG (I)	46	13,223
Roche Holdings AG	2,306	314,862

105

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Roche Holdings AG CHF	100	$14,306
Romande Energie Holding SA	8	12,497
Schindler Holding AG - REG	174	18,609
Schulthess Group AG	116	4,189
Schweiter Technologies AG	25	16,939
Schweizerhall Holding AG	47	4,644
Schweizerische National-Versicherungs-
Gesellschaft AG	483	15,734
SGS SA	26	42,043
Sika AG	10	18,461
Sonova Holding AG	188	22,969
St. Galler Kantonalbank	37	17,172
Straumann Holding AG	53	11,834
Sulzer AG	175	20,317
Swatch Group AG	246	17,010
Swiss Life Holding	221	25,140
Swiss Reinsurance Company, Ltd.	2,606	114,130
Swisscom AG	130	52,481
Swisslog Holding AG	10,748	8,752
Swissquote Group Holding SA	142	5,680
Syngenta AG, ADR	2,500	124,475
Tamedia AG	61	5,899
Temenos Group AG (I)	170	5,212
The Swatch Group AG	194	73,121
Tyco Electronics, Ltd.	2,000	58,440
Tyco International, Ltd.	1,829	67,179
UBS AG Swiss Exchange (I)	21,485	365,437
Unaxis Holding AG (I)	520	2,246
Valiant Holding AG	141	28,266
Valora Holding AG	66	16,862
Vontobel Holding AG	286	9,317
WMH Walter Meier AG	28	4,789
Ypsomed Holding AG	2	109
Zehnder Group AG	10	19,884
Zurich Financial Services AG	1,100	258,010

		4,658,928
Taiwan - 0.84%
Acer, Inc.	12,287	31,209
Advanced Semiconductor Engineering, Inc.	30,797	24,877
Altek Corp.	4,080	6,072
AmTRAN Technology Company, Ltd.	9,444	8,145
Asia Cement Corp.	16,294	16,578
Asia Optical Company, Inc. (I)	5,000	8,127
Asustek Computer, Inc.	2,468	17,739
AU Optronics Corp. (I)(L)	4,123	43,127
BES Engineering Corp.	46,000	11,385
Capital Securities Corp.	15,175	6,870
Catcher Technology Company, Ltd.	5,720	13,176
Cathay Financial Holdings Company, Ltd.	24,622	37,580
Cathay Real Estate
Development Company, Ltd.	18,000	9,059
Chang Hwa Commercial Bank, Ltd.	29,000	19,392
Cheng Loong Corp.	5,000	2,184
Cheng Shin Rubber Industry Company, Ltd.	8,250	18,161
Cheng Uei Precision Industry Company, Ltd.	5,151	9,517
Chia Hsin Cement Corp.	14,280	6,922
Chicony Electronics Company, Ltd.	5,508	11,619
Chin-Poon Industrial Company, Ltd.	9,000	7,382
China Airlines, Ltd. (I)	8,320	5,988
China Development Financial Holdings Corp.	140,642	40,745
China Life Insurance Company, Ltd.	14,794	12,803
China Petrochemical Development Corp.	10,600	7,540
China Steel Chemical Corp.	3,000	10,388
China Steel Corp.	43,060	44,461

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Chinatrust Financial Holding Company, Ltd.	46,118	$29,069
Chinese Maritime Transport, Ltd.	3,000	6,461
Chong Hong Construction Company	4,080	9,835
Chung Hung Steel Corp. (I)	8,744	4,054
Chunghwa Picture Tubes, Ltd.	29,162	4,177
Chunghwa Telecom Company, Ltd., ADR	1,963	44,010
Clevo Company	5,000	11,374
CMC Magnetics Corp.	50,000	13,316
Compal Electronics, Inc.	16,575	19,854
Compeq Manufactuing Company, Ltd. (I)	5,000	1,630
Cyberlink Corp.	2,015	8,376
Cybertan Technology, Inc.	5,000	7,021
D-Link Corp.	7,980	8,708
Delta Electronics, Inc.	8,241	34,410
Depo Auto Parts Industrial Company, Ltd.	3,000	8,208
E.Sun Financial Holding Company, Ltd.	28,658	14,844
Elan Microelectronics Corp.	5,050	7,867
Epistar Corp.	6,000	18,999
Eternal Chemical Company, Ltd.	9,450	9,888
EVA Airways Corp.	27,920	24,312
Evergreen International Storage &
Transport Corp.	6,000	4,953
Far Eastern Department Stores Company, Ltd.	11,613	14,585
Far Eastern New Century Corp.	15,750	21,647
Far EasTone
Telecommunications Company, Ltd.	9,000	12,617
Farglory Land Development Company, Ltd.	5,000	12,144
First Financial Holding Company, Ltd.	41,087	27,195
Forhouse Corp.	7,000	7,882
Formosa Chemicals & Fibre Corp.	13,390	32,306
Formosa Petrochemical Corp.	3,000	7,757
Formosa Plastic Corp.	16,470	40,409
Formosa Taffeta Company, Ltd.	12,000	9,752
Foxconn Technology Company, Ltd.	6,757	21,411
Fubon Financial Holding Company, Ltd.	20,998	25,832
Gemtek Technology Corp.	5,104	8,753
Getac Technology Corp.	14,000	8,366
Gintech Energy Corp	5,049	14,216
Goldsun Development &
Construction Company, Ltd.	20,581	9,679
Hey Song Corp.	14,000	10,900
High Tech Computer Corp.	2,535	57,501
Holystone Enterprise Company, Ltd.	7,643	9,916
Hon Hai Precision Industry Company, Ltd.	32,636	122,650
Hotai Motor Company, Ltd.	5,000	14,293
Hua Nan Financial Holdings Company, Ltd.	28,491	18,491
Huaku Development Company, Ltd.	3,178	8,770
Hung Poo Real Estate Development Corp.	5,000	6,960
InnoLux Display Corp. (I)	32,365	44,003
Inotera Memories, Inc. (I)	13,000	7,278
Inventec Company, Ltd.	20,616	10,712
King’s Town Bank	36,000	16,765
Kinsus Interconnect Technology Corp.	4,000	10,239
Largan Precision Company, Ltd.	1,020	19,418
Lee Chang Yung Chemical Industries Corp.	7,000	13,005
Lien Hwa Industrial Corp.	15,000	9,527
Lite-On Technology Corp.	22,265	28,067
Macronix International Company, Ltd.	27,269	16,950
MediaTek, Inc.	4,026	56,614
Mega Financial Holding Company, Ltd.	47,000	31,708
Micro-Star International Company, Ltd.	7,642	4,103
Mitac International	14,559	6,917
NAN Kang Rubber Tire Company, Ltd. (I)	8,000	10,830
Nan Ya Plastics Corp.	24,870	54,388
Nanya Technology Corp. (I)	27,181	18,391

106

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Opto Technology Corp.	9,000	$6,535
Pegatron Corp. (I)	6,642	8,680
Phihong Technology Company, Ltd.	8,000	12,060
Polaris Securities Company, Ltd.	12,000	5,950
Pou Chen Corp.	22,596	19,835
Powertech Technology, Inc.	3,000	9,646
President Chain Store Corp.	4,544	19,549
Quanta Computer, Inc.	8,080	13,152
Radiant Opto-Electronics Corp.	6,180	9,247
Radium Life Tech Company, Ltd.	9,270	12,504
Realtek Semiconductor Corp.	4,080	9,425
Richtek Technology Corp.	1,050	7,794
Ritek Corp.	45,359	12,783
Ruentex Development Company, Ltd.	6,000	10,053
Sanyang Industrial Company, Ltd. (I)	42,000	22,305
Shin Kong Financial Holding
Company, Ltd. (I)	40,204	14,405
Shin Zu Shing Company, Ltd.	2,099	5,856
Sigurd Microelectronics Corp.	12,000	10,346
Siliconware Precision Industries Company	2,812	15,269
Sincere Navigation Corp.	7,000	8,273
SinoPac Holdings Company, Ltd.	66,000	24,708
Standard Foods Corp.	6,900	16,468
Synnex Technology International Corp.	6,045	14,004
Ta Chong Bank Company, Ltd.	15,000	3,816
Tainan Spinning Company, Ltd.	25,500	13,951
Taishin Financial Holdings Company, Ltd. (I)	38,289	17,151
Taiwan Business Bank	26,000	7,920
Taiwan Cement Corp.	17,080	18,209
Taiwan Cooperative Bank	36,850	26,177
Taiwan Fertilizer Company, Ltd.	7,000	21,902
Taiwan Glass Industrial Corp.	10,300	10,437
Taiwan Mobile Company, Ltd.	4,000	8,257
Taiwan Semiconductor
Manufacturing Company, Ltd.	85,530	169,675
Taiwan Tea Corp.	18,218	11,569
Teco Electric & Machinery Company, Ltd.	20,000	11,622
The Ambassador Hotel	9,000	14,580
Ton Yi Industrial Corp.	10,000	5,099
Tong Yang Industry Company, Ltd.	6,000	10,344
Tung Ho Steel Enterprise Corp.	3,212	3,009
Tyntek Corp.	8,000	6,628
U-Ming Marine Transport Corp.	4,000	7,843
Uni-President Enterprises Corp.	19,924	25,831
Unimicron Technology Corp.	6,000	10,554
United Microelectronics Corp.	97,620	43,252
Universal Cement Corp.	15,000	8,232
Unizyx Holding Corp. (I)	6,000	3,836
UPC Technology Corp.	17,339	11,067
Walsin Lihwa Corp. (I)	39,000	23,254
Wan Hai Lines, Ltd. (I)	8,400	5,870
Waterland Financial Holding Company	23,430	7,078
Wei Chuan Food Corp.	9,000	10,775
Winbond Electronics Corp.	64,000	16,956
Wistron Corp.	13,027	23,755
WPG Holdings Company, Ltd.	5,899	11,700
WT Microelectronics Company, Ltd.	8,000	11,696
Yageo Corp.	39,000	16,793
Yang Ming Marine Transport Corp. (I)	16,499	10,602
Young Fast Optoelectronics Company, Ltd.	1,000	11,388
Yuanta Financial Holdings Company, Ltd.	41,000	24,895
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	26,520	12,177
Yulon Motor Company, Ltd.	11,000	19,846

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Zinwell Corp.	4,000	$7,031

		2,578,983
Thailand - 0.15%
Advanced Info Service PLC	4,500	14,086
Airports of Thailand PCL	6,000	8,204
Bangkok Bank PCL	3,700	18,993
Bangkok Bank PCL, NVDR	2,900	15,411
Bank of Ayudhya PCL	31,800	26,163
Banpu PCL	500	11,864
BEC World PCL	10,000	12,768
Charoen Pokphand Foods PCL	22,900	19,052
Delta Electronics Thailand PCL	15,000	13,468
Glow Energy PCL	7,500	10,564
IRPC PCL	74,400	10,198
Kasikornbank PCL	7,700	31,418
Krung Thai Bank PCL	42,800	23,974
Land & Houses PCL	45,800	11,461
Preuksa Real Estate PCL	15,000	12,010
PTT Aromatics & Refining PCL	10,300	9,333
PTT Chemical PCL	7,500	33,361
PTT Exploration & Production PCL	5,800	29,430
PTT PCL, Foreign Shares	4,900	47,951
Siam Cement PCL	2,900	31,783
Siam City Cement PCL	1,400	11,071
Siam Commercial Bank PCL	2,300	7,843
Thai Oil PCL	7,000	12,166
Thai Union Frozen Products PCL	8,700	16,554
TMB Bank PCL (I)	210,100	17,030
Total Access Communication PCL	6,300	8,666

		464,822
Turkey - 0.12%
Akbank AS	5,295	32,349
Albaraka Turk Katilim Bankasi As	2,272	4,237
Anadolu Efes Biracilik ve Malt Sanayii AS	1,058	16,520
Arcelik AS	2,206	12,103
Aygaz AS	1,926	9,573
BIM Birlesik Magazalar AS	718	20,706
Dogan Sirketler Grubu Holdings AS	10,683	7,748
Dogan Yayin Holding AS (I)	8,221	7,950
Enka Insaat ve Sanayi AS	1,643	7,147
Ford Otomotiv Sanayi As	1,110	9,508
GSD Holding AS (I)	8,585	6,579
Hurriyet Gazetecilik AS	6,741	7,218
KOC Holdings AS	4,095	19,497
Petkim Petrokimya Holding AS (I)	7,013	11,090
Tav Havalimanlari Holding As (I)	958	5,128
Tofas Turk Otomobil Fabrik AS	1,937	10,030
Tupras Turkiye Petrol Rafine AS	1,188	31,850
Turk Ekonomi Bankasi AS	4,685	7,568
Turk Hava Yollari AS	2,543	10,361
Turk Sise ve Cam Fabrikalari AS (I)	6,933	12,349
Turkcell Iletisim Hizmetleri AS, ADR	1,100	18,436
Turkiye Garanti Bankasi AS	5,912	34,271
Turkiye Halk Bankasi AS	1,645	15,209
Turkiye Is Bankasi AS	8,874	37,667
Turkiye Sinai Kalkinma Bankasi AS	5,700	9,521
Yapi ve Kredi Bankasi AS (I)	4,484	15,479

		380,094
United Arab Emirates - 0.01%
Dragon Oil PLC (I)	5,726	39,421
United Kingdom - 4.60%
A.G. Barr PLC	978	18,843

107

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Aberdeen Asset Management PLC	7,201	$18,167
Acergy SA	503	9,293
Admiral Group PLC	1,595	41,703
Aegis Group PLC	13,519	26,270
Aga Rangemaster Group PLC	3,162	4,864
Aggreko PLC	2,431	60,032
AMEC PLC	2,895	44,912
Amlin PLC	5,558	35,086
Anglo American PLC	7,328	291,605
Antofagasta PLC	2,944	57,321
Arm Holdings PLC	4,100	76,916
Ashmore Group PLC	2,022	10,636
Associated British Foods PLC (I)	2,912	48,011
Assura Group, Ltd. (I)	5,036	3,619
AstraZeneca PLC, SADR (L)	7,800	395,460
Autonomy Corp. PLC (I)	1,864	53,130
Aveva Group PLC	375	8,634
Aviva PLC	20,827	130,773
Babcock International Group PLC	4,249	38,069
BAE Systems PLC	24,883	133,942
Balfour Beatty PLC	7,040	29,631
Barclays PLC	15,600	294,060
Barratt Developments PLC (I)	569	885
BBA Aviation PLC	4,353	12,889
Beazley PLC	7,685	13,962
Bellway PLC	1,862	16,879
Berkeley Group Holdings PLC	769	9,995
BG Group PLC	17,182	302,122
BHP Billiton PLC	5,100	325,992
Bodycote PLC	1,394	5,459
Bovis Homes Group PLC (I)	816	4,903
BP PLC (I)	11,293	77,204
BP PLC, SADR (I)(L)	14,300	588,731
British Airways PLC (I)	4,906	18,706
British American Tobacco PLC	963	35,979
British American Tobacco PLC, SADR	4,200	313,782
British Sky Broadcasting Group PLC	1,500	66,300
Britvic PLC	1,286	9,813
BSS Group PLC	706	4,944
BT Group PLC (L)	4,200	92,064
BTG PLC (I)	3,898	13,971
Bunzl PLC	2,935	35,025
Burberry Group PLC	3,714	60,722
Cable & Wireless Communications PLC	17,566	15,672
Cable & Wireless Worldwide	17,566	20,273
Cairn Energy PLC	9,527	67,940
Capita Group PLC	3,825	47,272
Capital & Regional PLC (I)	1,359	737
Carillion PLC	5,864	28,902
Carnival PLC	1,900	75,164
Carphone Warehouse Group PLC (I)	2,971	12,731
Centrica PLC	23,869	121,357
Charter International PLC	2,032	22,174
Chemring Group PLC (I)	273	12,906
Chesnara PLC	1,469	4,985
Cineworld Group PLC	2,556	8,153
Close Brothers Group PLC	2,056	23,850
Cobham PLC	7,963	28,932
Colt Telecom Group SA (I)	4,670	8,677
Compass Group PLC (I)	12,354	103,017
Computacenter PLC	4,615	20,767
Connaught PLC	406	106
Cookson Group PLC (I)	3,162	27,193
Croda International PLC (I)	768	17,909
CSR PLC (I)	763	4,309

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
D.S. Smith PLC	3,814	$8,985
Daily Mail & General Trust	3,091	25,533
Dairy Crest Group PLC	1,305	7,608
Dana Petroleum PLC (I)	944	26,699
Davis Service Group PLC	980	6,182
De La Rue PLC	1,136	11,793
Debenhams PLC (I)	18,950	19,477
Development Securities PLC	1,830	6,619
Diageo PLC, SADR	3,700	255,337
Dicom Group PLC (I)	695	2,808
Dimension Data Holdings PLC (I)	19,808	37,214
Diploma PLC	2,172	9,718
Domino Printing Sciences PLC (I)	631	5,393
Drax Group PLC	2,951	17,792
DSG International PLC (I)	27,929	11,302
Dunelm Group PLC	675	4,152
Eaga PLC	2,873	5,082
easyJet PLC (I)	2,229	12,962
Electrocomponents PLC	2,084	7,955
Elementis PLC (I)	3,596	5,684
Enquest PLC (I)	5,935	10,826
Ensco International PLC, ADR	2,100	93,933
Enterprise Inns PLC (I)	1,488	2,505
Eurasian Natural Resources Corp.	1,380	19,962
Evolution Group PLC	6,137	8,058
F&C Asset Management PLC	4,118	4,190
Fenner PLC	4,741	17,334
Fidessa Group PLC	652	15,542
Filtrona PLC	4,504	17,116
FirstGroup PLC	4,847	27,645
Forth Ports PLC	298	6,462
G4S PLC	9,075	36,314
Galliford Try PLC	1,829	9,497
Game Group PLC	4,942	5,127
Gem Diamonds, Ltd. (I)	3,004	9,388
Genus PLC (I)	1,065	13,141
GKN PLC	14,913	39,773
GlaxoSmithKline PLC	8,400	331,968
Go-Ahead Group PLC	135	2,380
Greene King PLC	1,452	9,368
Greggs PLC	350	2,612
Halfords Group PLC	3,088	21,476
Halma PLC	2,484	12,366
Hampson Industries PLC	4,514	2,233
Hargreaves Lansdown PLC	1,126	7,788
Hays PLC	14,281	25,390
Headlam Group PLC	474	2,182
Helical Bar PLC	514	2,405
Henderson Group PLC	3,377	6,594
Hikma Pharmaceuticals PLC	623	6,740
Hill & Smith Holdings PLC	125	562
HMV Group PLC	2,045	1,542
Holidaybreak PLC	1,968	8,567
Home Retail Group PLC	5,710	18,493
Homeserve PLC	3,340	23,097
HSBC Holdings PLC, SADR	23,816	1,204,851
Hunting PLC	1,995	19,491
ICAP PLC	4,862	33,019
IG Group Holdings PLC	2,931	22,926
IMI PLC	3,359	40,571
Imperial Tobacco Group PLC	800	47,520
Imperial Tobacco Group PLC (I)	5,955	177,713
Inchcape PLC (I)	1,017	4,984
Informa PLC	5,662	37,285
Inmarsat PLC	3,801	39,640

108

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Innospec, Inc. (I)	500	$7,615
Intercontinental Hotels Group PLC (L)	2,200	39,468
Intermediate Capital Group PLC	1,170	5,504
International Personal Finance PLC	1,077	4,570
International Power PLC	12,509	76,334
Intertek Group PLC	1,429	41,122
Invensys PLC	5,363	25,166
Investec PLC	5,041	40,328
ITV PLC (I)	38,008	35,605
J Sainsbury PLC	9,580	58,785
J.D. Wetherspoon PLC	642	4,428
Jardine Lloyd Thompson Group PLC (I)	1,381	12,543
Jazztel PLC (I)	1,715	6,776
JKX Oil & Gas PLC	308	1,560
John Wood Group PLC	3,912	26,877
Johnson Matthey PLC	1,725	47,780
Johnston Press PLC (I)	3,508	800
Kazakhmys PLC	2,396	54,816
Keller Group PLC	325	3,013
Kesa Electricals PLC	3,019	6,943
Kier Group PLC	213	3,973
Kingfisher PLC	18,084	66,513
Kingston Communications PLC (I)	13,206	11,052
Ladbrokes PLC	7,440	15,693
Laird Group PLC	1,534	3,344
Lavendon Group PLC	5,310	4,420
Legal & General Group PLC	42,050	68,506
Lloyds Banking Group PLC (I)	28,330	33,063
Lloyds TSB Group PLC (I)	21,187	97,672
Logica PLC (I)	14,174	28,268
London Stock Exchange Group PLC	1,258	13,468
Lonmin PLC, ADR (I)	1,319	34,649
Luminar Group Holdings PLC (I)	790	168
Man Group PLC	10,588	36,514
Marks & Spencer Group PLC	11,372	69,378
Marston’s PLC	2,935	4,269
McBride PLC (I)	3,988	11,605
Meggitt PLC (I)	8,794	40,976
Melrose PLC	3,200	13,768
Melrose Resources PLC (I)	307	1,557
Michael Page International PLC	1,081	7,829
Micro Focus International PLC	489	2,935
Millennium & Copthorne Hotels PLC	2,072	16,939
Misys PLC (I)	6,400	28,759
Mitchells & Butlers PLC (I)	4,567	20,866
Mitie Group PLC (I)	2,329	6,999
Mondi PLC	3,915	31,680
Morgan Crucible Company PLC	2,337	8,037
Morgan Sindall PLC	210	2,196
Mothercare PLC (I)	561	4,600
Mouchel Parkman PLC (I)	373	735
N. Brown Group PLC	922	3,364
National Express Group PLC (I)	6,583	25,091
National Grid PLC, SADR	2,098	89,669
Next PLC	1,681	58,561
Northern Foods PLC (I)	2,299	1,696
Northumbrian Water Group PLC	4,981	26,024
Novae Group PLC	890	4,617
Old Mutual PLC	43,846	95,690
Pace Micro Technology PLC (I)	2,180	5,966
Paypoint PLC	1,027	4,586
Pearson PLC	7,100	110,192
Pendragon PLC (I)	26,477	9,774
Pennon Group PLC	3,652	33,335
Persimmon PLC	5,286	33,235

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Petrofac, Ltd.	2,024	$43,692
Petropavlovsk PLC	879	15,357
Premier Farnell PLC	4,968	20,824
Premier Foods PLC (I)	51,558	13,187
Premier Oil PLC (I)	388	10,109
Prostrakan Group PLC (I)	2,197	2,364
Provident Financial PLC	1,356	17,572
Prudential PLC (I)(L)	9,400	187,530
Psion PLC	5,211	7,820
Punch Taverns PLC (I)	1,433	1,988
PZ Cussons PLC	1,458	8,408
Qinetiq PLC (I)	11,015	18,685
Quintain Estates & Development PLC (I)	3,488	2,376
Rank Group PLC	1,980	3,650
Rathbone Brothers PLC	756	10,046
Reckitt Benckiser Group PLC	3,190	175,608
Redrow PLC (I)	1,082	2,113
Reed Elsevier PLC	1,800	60,750
Rentokil Initial PLC (I)	29,942	48,507
Resolution, Ltd.	16,885	65,004
Rexam PLC	7,165	34,592
Rightmove PLC	2,571	29,621
Rio Tinto PLC, SADR (L)	7,200	422,856
RM PLC	1,719	3,793
ROK PLC	454	134
Rolls-Royce Group PLC	12,848	121,962
Rotork PLC	289	7,824
Royal & Sun Alliance PLC (I)	27,615	56,728
Royal Bank of Scotland Group PLC (I)	26,755	19,893
Royal Bank of Scotland Group
PLC, SADR (I)(L)	5,300	78,599
RPC Group PLC	2,984	13,833
RPS Group PLC (I)	1,673	4,919
SABMiller PLC	6,786	217,117
Sage Group PLC	10,352	44,978
Salamander Energy PLC (I)	742	2,983
Savills PLC	3,206	15,316
Schroders PLC	749	13,727
Schroders PLC (I)	992	22,445
Scottish & Southern Energy PLC	5,123	90,014
Senior PLC	2,247	4,910
Serco Group PLC	3,723	36,004
Severfield Rowen PLC	2,280	7,264
Severn Trent PLC	2,020	41,626
Shanks Group PLC	2,270	4,021
Shire PLC, ADR	1,100	74,008
SIG PLC (I)	6,281	9,482
Smith & Nephew PLC	1,100	49,940
Smiths Group PLC	2,696	51,698
Smiths News PLC	5,009	8,263
Soco International PLC (I)	3,480	23,520
Southern Cross Healthcare, Ltd. (I)	1,847	894
Spectris PLC	1,738	29,328
Spirax-Sarco Engineering PLC	456	12,908
Spirent Communications PLC	3,276	7,311
Sports Direct International PLC (I)	7,101	15,723
SSL International PLC	2,303	41,935
St James’s Place PLC	895	4,081
St. Modwen Properties PLC	1,033	2,757
Stagecoach Group PLC	2,732	7,829
Standard Chartered PLC	15,551	446,864
Standard Life PLC	18,251	66,335
Sthree PLC	3,291	15,106
Subsea 7, Inc. (I)	1,400	27,458
TalkTalk Telecom Group PLC (I)	5,942	13,704

109

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Tate & Lyle PLC	4,153	$30,495
Taylor Woodrow PLC	12,083	5,397
Tesco PLC	45,010	299,945
The Weir Group PLC	2,679	60,032
Thomas Cook Group PLC	3,890	10,495
Travis Perkins PLC (I)	851	11,297
Trinity Mirror PLC (I)	1,806	3,087
TUI Travel PLC	4,353	14,672
Tullett Prebon PLC	2,196	13,724
Tullow Oil PLC	4,144	83,012
UK Coal PLC (I)	992	562
Ultra Electronics Holdings PLC (I)	805	21,564
Unilever PLC, SADR	6,000	174,600
United Business Media, Ltd.	2,888	28,552
United Utilities Group PLC	3,656	32,927
Vedanta Resources PLC	1,724	58,769
Victrex PLC	1,412	28,346
Vodafone Group PLC, SADR (L)	25,200	625,212
W.S. Atkins PLC	1,648	19,069
Wellstream Holdings PLC	551	6,634
WH Smith PLC	730	5,196
Whitbread PLC	1,746	44,614
William Hill PLC	6,637	17,318
William Morrison Supermarket PLC	14,470	67,245
Wincanton PLC	620	2,250
Wolseley PLC (I)	2,400	60,421
Xchanging PLC	4,028	9,085
Xstrata PLC	14,590	280,170
Yell Group PLC (I)	10,556	2,448

		14,082,496
United States - 38.98%
1st Source Corp.	600	10,416
1st United Bancorp, Inc. (I)	600	3,858
3D Systems Corp. (I)(L)	200	3,142
3M Company	4,400	381,524
99 Cents Only Stores (I)	700	13,216
A. M. Castle & Company (I)	200	2,650
A. Schulman, Inc.	500	10,075
A.O. Smith Corp.	300	17,367
AAON, Inc.	300	7,056
AAR Corp. (I)	700	13,062
Aaron, Inc., Class B (L)	1,050	19,373
Abaxis, Inc. (I)(L)	200	4,620
Abbott Laboratories	9,044	472,459
Abercrombie & Fitch Company, Class A (L)	1,200	47,184
Abington Bancorp, Inc.	600	6,324
ABIOMED, Inc. (I)	200	2,122
ABM Industries, Inc.	1,100	23,749
AboveNet, Inc. (I)	200	10,418
Abraxis Bioscience, Inc. (I)	600	46,404
Acacia Research - Acacia Technologies (I)	700	12,320
Acadia Pharmaceuticals, Inc. (I)	900	820
Accelrys, Inc. (I)	312	2,172
ACCO Brands Corp. (I)	1,100	6,325
Accuray, Inc. (I)	749	4,659
Aceto Corp.	700	4,753
ACI Worldwide, Inc. (I)	400	8,956
Acme Packet, Inc. (I)	900	34,146
Acorda Therapeutics, Inc. (I)	500	16,510
Actel Corp. (I)	500	7,975
Activision Blizzard, Inc.	10,900	117,938
Actuant Corp., Class A	900	20,664
Actuate Corp. (I)	1,000	5,150
Acuity Brands, Inc.	700	30,968

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Acxiom Corp. (I)	1,700	$26,962
ADC Telecommunications, Inc. (I)	800	10,136
Administaff, Inc.	300	8,079
Adobe Systems, Inc. (I)	3,359	87,838
ADPT Corp. (I)	1,500	4,425
ADTRAN, Inc. (L)	800	28,240
Advance America Cash Advance Centers, Inc.	900	3,627
Advance Auto Parts, Inc.	1,000	58,680
Advanced Analogic Technologies, Inc. (I)	1,200	4,212
Advanced Energy Industries, Inc. (I)	400	5,224
Advanced Micro Devices, Inc. (L)	8,500	60,435
Advent Software, Inc. (I)(L)	400	20,876
Aecom Technology Corp. (I)	900	21,834
AEP Industries, Inc. (I)	200	4,724
Aeropostale, Inc. (I)	1,297	30,155
Aerovironment, Inc. (I)(L)	300	6,675
Aetna, Inc.	3,700	116,957
AFC Enterprises, Inc.	500	6,200
Affiliated Managers Group, Inc. (I)	700	54,607
Affymax, Inc. (I)	500	2,975
Affymetrix, Inc. (I)	1,200	5,472
Aflac, Inc.	4,300	222,353
AGCO Corp. (I)	1,300	50,713
Agilent Technologies, Inc. (I)	3,400	113,458
Agilysys, Inc. (I)	300	1,950
AGL Resources, Inc.	1,100	42,196
Air Methods Corp. (I)	300	12,474
Air Products & Chemicals, Inc.	1,500	124,230
Air Transport Services Group, Inc. (I)	1,700	10,353
Aircastle, Ltd.	1,100	9,328
Airgas, Inc.	1,200	81,540
AirTran Holdings, Inc. (I)(L)	1,900	13,965
AK Steel Holding Corp.	1,500	20,715
Akamai Technologies, Inc. (I)	2,219	111,349
Alamo Group, Inc.	400	8,932
Alaska Air Group, Inc. (I)	500	25,515
Alaska Communications Systems
Group, Inc. (L)	700	7,105
Albany International Corp., Class A	400	7,568
Albemarle Corp.	1,000	46,810
Alberto-Culver Company	1,300	48,945
Alcoa, Inc.	12,000	145,320
Alere, Inc. (I)	1,200	37,116
Alexander & Baldwin, Inc.	800	27,872
Alexion Pharmaceuticals, Inc. (I)	800	51,488
Alico, Inc.	100	2,324
Align Technology, Inc. (I)	1,300	25,454
Alkermes, Inc. (I)	1,600	23,440
Alleghany Corp.	102	30,909
Allegheny Energy, Inc.	956	23,441
Allegheny Technologies, Inc.	1,700	78,965
Allegiant Travel Company (L)	300	12,696
Allergan, Inc.	2,100	139,713
Allete, Inc.	600	21,858
Alliance Data Systems Corp. (I)(L)	700	45,682
Alliance HealthCare Services, Inc. (I)	200	916
Alliance One International, Inc. (I)(L)	2,600	10,790
Alliant Energy Corp.	1,000	36,350
Alliant Techsystems, Inc. (I)	400	30,160
Allied Nevada Gold Corp. (I)	1,525	40,413
Allis-Chalmers Energy, Inc. (I)	200	834
Allos Therapeutics, Inc. (I)	300	1,416
Allscripts-Misys Healthcare Solutions, Inc.	2,600	48,022
Almost Family, Inc. (I)	100	2,963
Alnylam Pharmaceuticals, Inc. (I)(L)	400	4,912

110

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Alon USA Energy, Inc. (L)	1,300	$7,020
Alpha Natural Resources, Inc. (I)	1,416	58,268
Alphatec Holdings, Inc. (I)	1,000	2,130
Altera Corp.	2,500	75,400
Altra Holdings, Inc. (I)	300	4,419
Altria Group, Inc.	13,464	323,405
AMAG Pharmaceuticals, Inc. (I)	300	5,163
Amazon.com, Inc. (I)	3,000	471,180
Ambassadors Group, Inc.	200	2,268
AMCOL International Corp.	500	13,095
Amedisys, Inc. (I)	500	11,900
AMERCO, Inc. (I)	350	27,818
Ameren Corp.	2,200	62,480
America Service Group, Inc.	200	2,976
American Axle & Manufacturing
Holdings, Inc. (I)	1,000	9,020
American Capital, Ltd. (I)	3,331	19,353
American Commercial Lines, Inc. (I)	175	4,879
American Dental Partners, Inc. (I)	200	2,412
American Eagle Outfitters, Inc.	2,679	40,078
American Electric Power Company, Inc.	3,242	117,458
American Equity Investment Life
Holding Company	1,100	11,264
American Express Company	7,800	327,834
American Financial Group, Inc.	1,600	48,928
American Medical Systems
Holdings, Inc. (I)(L)	1,000	19,580
American National Insurance Company	300	22,791
American Oil & Gas, Inc. (I)	1,200	9,720
American Physicians Capital, Inc. (I)	200	8,292
American Public Education, Inc. (I)	200	6,572
American Railcar Industries, Inc. (I)	400	6,272
American Reprographics Company (I)	900	7,065
American Science & Engineering, Inc.	100	7,365
American States Water Company	200	7,156
American Superconductor Corp. (I)(L)	700	21,770
American Tower Corp., Class A (I)	2,765	141,734
American Vanguard Corp.	200	1,236
American Water Works Company, Inc.	1,500	34,905
American Woodmark Corp.	100	1,773
Americas Car-Mart, Inc. (I)	200	5,036
AmeriCredit Corp. (I)(L)	152	3,718
Amerigon, Inc. (I)	400	4,120
AMERIGROUP Corp. (I)	1,000	42,470
Ameriprise Financial, Inc.	2,600	123,058
Ameris Bancorp (I)(L)	203	1,898
AMERISAFE, Inc. (I)	200	3,756
AmerisourceBergen Corp.	2,800	85,848
Ameristar Casinos, Inc.	1,000	17,450
Ameron International Corp.	100	6,796
AMETEK, Inc.	1,400	66,878
Amgen, Inc.	7,228	398,335
Amicus Therapeutics, Inc. (I)	400	1,564
Amkor Technology, Inc. (I)(L)	2,800	18,396
AMN Healthcare Services, Inc. (I)	400	2,056
Ampco-Pittsburgh Corp.	100	2,482
Amphenol Corp., Class A	1,592	77,976
AMR Corp. (L)	4,700	29,469
AmSurg Corp. (I)	500	8,740
Amtrust Financial Services, Inc.	900	13,068
Amylin Pharmaceuticals, Inc. (I)(L)	1,900	39,615
Anadarko Petroleum Corp.	4,900	279,545
Anadigics, Inc. (I)	1,200	7,308
Anadys Pharmaceuticals, Inc. (I)	1,300	3,016
Analog Devices, Inc.	2,720	85,354

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Analogic Corp.	200	$8,976
Anaren, Inc. (I)	300	5,037
AngioDynamics, Inc. (I)	200	3,048
Anika Therapeutics, Inc. (I)	500	3,015
Anixter International, Inc.	500	26,995
AnnTaylor Stores Corp. (I)	1,200	24,288
ANSYS, Inc. (I)	900	38,025
AOL, Inc. (I)	1,566	38,759
Aon Corp. (L)	2,300	89,953
APAC Customer Services, Inc. (I)	700	3,962
Apache Corp.	3,300	322,608
Apogee Enterprises, Inc.	400	3,660
Apollo Group, Inc., Class A (I)	800	41,080
Apple, Inc. (I)	6,400	1,816,000
Applied Industrial Technologies, Inc.	800	24,480
Applied Materials, Inc.	11,400	133,152
Applied Micro Circuits Corp. (I)	900	9,000
Applied Signal Technology, Inc.	200	4,976
AptarGroup, Inc.	1,244	56,813
Aqua America, Inc. (L)	2,084	42,514
Arbitron, Inc.	400	11,188
Arch Chemicals, Inc.	200	7,018
Arch Coal, Inc.	1,900	50,749
Archer-Daniels-Midland Company	5,512	175,943
ArcSight, Inc. (I)	500	21,780
Ardea Biosciences, Inc. (I)	300	6,900
Arena Pharmaceuticals, Inc. (I)(L)	600	942
Ariad Pharmaceuticals, Inc. (I)	1,900	7,258
Ariba, Inc. (I)	1,100	20,790
Arkansas Best Corp.	300	7,269
Armstrong World Industries, Inc.	1,100	45,661
Arqule, Inc. (I)	600	3,090
Arris Group, Inc. (I)	1,850	18,075
Arrow Electronics, Inc.	1,700	45,441
Arrow Financial Corp.	212	5,321
Art Technology Group, Inc. (I)	2,000	8,260
ArthroCare Corp. (I)	300	8,154
Arthur J. Gallagher & Company	1,420	37,445
Aruba Networks, Inc. (I)	1,300	27,742
ArvinMeritor, Inc. (I)(L)	1,100	17,094
Ashland, Inc.	1,300	63,401
Asset Acceptance Capital Corp.	200	1,074
Assisted Living Concepts, Inc. (I)	160	4,870
Associated Banc Corp.	1,800	23,742
Assurant, Inc.	1,700	69,190
Astec Industries, Inc. (I)	400	11,412
Astoria Financial Corp.	1,700	23,171
AT&T, Inc.	51,750	1,480,050
ATC Technology Corp. (I)	300	7,422
athenahealth, Inc. (I)(L)	500	16,510
Atheros Communications, Inc. (I)	900	23,715
Atlantic Tele-Network, Inc.	200	9,848
Atlas Air Worldwide Holdings, Inc. (I)	400	20,120
Atlas Energy, Inc. (I)	1,200	34,368
Atmel Corp. (I)	6,000	47,760
ATMI, Inc. (I)	400	5,944
Atmos Energy Corp.	1,300	38,025
ATP Oil & Gas Corp. (I)(L)	600	8,190
Atwood Oceanics, Inc. (I)	1,100	33,495
Audiovox Corp., Class A (I)	700	4,788
Autodesk, Inc. (I)	2,000	63,940
Automatic Data Processing, Inc.	3,265	137,228
AutoNation, Inc. (I)(L)	2,500	58,125
AutoZone, Inc. (I)	500	114,455
AVANIR Pharmaceuticals, Class A (I)	187	597

111

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Avatar Holdings, Inc. (I)	100	$1,908
Avery Dennison Corp.	1,200	44,544
Aviat Networks, Inc. (I)	1,300	5,317
Avid Technology, Inc. (I)	800	10,488
Avis Budget Group, Inc. (I)	2,200	25,630
Avista Corp.	700	14,616
Avnet, Inc. (I)	2,100	56,721
Avon Products, Inc.	2,800	89,908
AVX Corp.	2,300	31,786
AXT, Inc. (I)	800	5,296
AZZ, Inc.	300	12,852
B&G Foods, Inc.	700	7,644
Babcock & Wilcox Company (I)	1,200	25,536
Badger Meter, Inc.	300	12,144
Baker Hughes, Inc.	4,788	203,969
Balchem Corp.	150	4,629
Baldor Electric Company	600	24,240
Ball Corp.	1,000	58,850
Bally Technologies, Inc. (I)	700	24,465
BancFirst Corp.	200	8,092
Bancorp, Inc. (I)	700	4,683
BancorpSouth, Inc. (L)	1,300	18,434
Bank Mutual Corp.	1,200	6,228
Bank of America Corp.	106,291	1,393,475
Bank of Hawaii Corp.	500	22,460
Bank of the Ozarks, Inc.	200	7,418
BankFinancial Corp.	300	2,751
Barnes & Noble, Inc. (L)	1,000	16,210
Barnes Group, Inc.	1,100	19,349
Barrett Business Services, Inc.	312	4,739
Baxter International, Inc.	3,500	166,985
BB&T Corp.	6,400	154,112
BE Aerospace, Inc. (I)	1,320	40,009
Beacon Roofing Supply, Inc. (I)	1,000	14,570
Beazer Homes USA, Inc. (I)(L)	900	3,717
Bebe Stores, Inc.	1,500	10,815
Beckman Coulter, Inc.	1,000	48,790
Becton, Dickinson & Company	1,700	125,970
Bed Bath & Beyond, Inc. (I)	1,800	78,138
Bel Fuse, Inc., Class B	300	6,246
Belden, Inc.	300	7,914
Belo Corp., Class A (I)	600	3,720
Bemis Company, Inc.	1,500	47,625
Benchmark Electronics, Inc. (I)	700	11,480
Beneficial Mutual Bancorp, Inc. (I)	1,600	14,352
Berkshire Hathaway, Inc., Class B (I)	300	24,804
Berkshire Hill Bancorp, Inc.	200	3,792
Berry Petroleum Company, Class A	900	28,557
Best Buy Company, Inc.	3,100	126,573
BGC Partners, Inc., Class A	1,200	7,164
Big 5 Sporting Goods Corp.	400	5,368
Big Lots, Inc.	1,200	39,900
BigBand Networks, Inc. (I)	1,300	3,692
Biglari Holdings, Inc.	25	8,216
Bill Barrett Corp. (I)	700	25,200
Bio-Rad Laboratories, Inc., Class A (I)	300	27,153
Bio-Reference Labs, Inc. (I)	400	8,344
Biodel, Inc. (I)(L)	1,100	5,830
Biogen Idec, Inc. (I)(L)	2,500	140,300
BioMarin Pharmaceutical, Inc. (I)	1,300	29,055
BioMimetic Therapeutics, Inc. (I)	600	6,840
BioScrip, Inc. (I)	700	3,612
BJ’s Restaurants, Inc. (I)	300	8,448
BJ’s Wholesale Club, Inc. (I)	700	29,050
Black Box Corp.	200	6,412

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Black Hills Corp.	500	$15,600
Blackbaud, Inc.	700	16,828
Blackboard, Inc. (I)(L)	400	14,416
BlackRock, Inc.	600	102,150
Blount International, Inc. (I)	500	6,365
Blue Coat Systems, Inc. (I)	400	9,624
Blue Nile, Inc. (I)(L)	300	13,347
BlueLinx Holdings, Inc. (I)	300	1,197
Blyth, Inc.	250	10,310
BMC Software, Inc. (I)	1,500	60,720
BMP Sunstone Corp. (I)	900	6,840
Bob Evans Farms, Inc.	500	14,035
BofI Holding, Inc. (I)	300	3,561
Boise, Inc.	1,250	8,113
BOK Financial Corp.	1,000	45,130
BorgWarner, Inc. (I)(L)	1,600	84,192
Boston Beer Company, Inc. (I)	100	6,687
Boston Private Financial Holdings, Inc.	1,106	7,233
Boston Scientific Corp. (I)	18,516	113,503
Bottomline Technologies, Inc. (I)	300	4,608
Bowne & Company, Inc.	806	9,132
Boyd Gaming Corp. (I)(L)	1,600	11,600
BPZ Resources, Inc. (I)(L)	1,200	4,596
Brady Corp., Class A	700	20,419
Bridgepoint Education, Inc. (I)(L)	500	7,730
Briggs & Stratton Corp.	1,100	20,911
Brigham Exploration Company (I)(L)	1,600	30,000
Brightpoint, Inc. (I)	1,000	6,990
Brinker International, Inc.	1,600	30,176
Bristol-Myers Squibb Company	12,675	343,619
Bristow Group, Inc.	600	21,648
Broadcom Corp., Class A	3,100	109,709
Broadridge Financial Solutions, Inc.	2,000	45,740
Broadwind Energy, Inc. (I)	900	1,683
Brocade Communications Systems, Inc. (I)	5,800	33,872
Bronco Drilling Company, Inc. (I)	700	2,793
Brookdale Senior Living, Inc. (I)	1,500	24,465
Brookfield Homes Corp. (I)	200	1,638
Brookline Bancorp, Inc.	900	8,982
Brooks Automation, Inc. (I)	1,100	7,381
Brown & Brown, Inc.	1,900	38,361
Brown Forman Corp., Class B	450	27,738
Brown Shoe Company, Inc.	800	9,176
Bruker Corp. (I)	2,100	29,463
Brunswick Corp.	2,000	30,440
Brush Engineered Materials, Inc. (I)	300	8,532
Bryn Mawr Bank Corp.	150	2,583
Buckeye Technologies, Inc.	300	4,413
Bucyrus International, Inc.	1,200	83,220
Buffalo Wild Wings, Inc. (I)	300	14,367
Build A Bear Workshop, Inc. (I)	600	3,630
Builders FirstSource, Inc. (I)	300	684
Bunge, Ltd.	1,700	100,572
Burger King Holdings, Inc.	1,900	45,372
C.H. Robinson Worldwide, Inc.	1,400	97,888
C.R. Bard, Inc.	1,000	81,430
CA, Inc.	3,700	78,144
Cabela’s, Inc. (I)(L)	1,200	22,776
Cablevision Systems Corp., Class A	2,100	54,999
Cabot Corp.	900	29,313
Cabot Microelectronics Corp. (I)	500	16,090
Cabot Oil & Gas Corp.	1,500	45,165
CACI International, Inc., Class A (I)	500	22,630
Cadence Design Systems, Inc. (I)	3,800	28,994
Cadence Pharmaceuticals, Inc. (I)(L)	800	6,680

112

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Cadiz, Inc. (I)	400	$4,104
CAI International, Inc. (I)	600	9,102
Cal Dive International, Inc. (I)	2,200	12,034
Cal-Maine Foods, Inc. (L)	400	11,592
Calamos Asset Management, Inc.	400	4,600
Calavo Growers, Inc.	300	6,504
Calgon Carbon Corp. (I)(L)	900	13,050
California Pizza Kitchen, Inc. (I)	400	6,824
California Water Service Group	200	7,390
Callaway Golf Company	1,000	7,000
Callon Petroleum Company (I)	700	3,465
Calpine Corp. (I)	6,200	77,190
Cambium Learning Group, Inc. (I)	4,211	13,475
Camden National Corp.	200	6,930
Cameron International Corp. (I)	3,300	141,768
Campbell Soup Company	2,144	76,648
Cantel Medical Corp.	200	3,240
Capella Education Company (I)	300	23,286
Capital City Bank Group, Inc. (L)	200	2,428
Capital One Financial Corp.	5,103	201,824
Capital Senior Living Corp. (I)	800	4,264
Capital Southwest Corp.	100	9,080
CapitalSource, Inc.	3,600	19,224
Capitol Bancorp, Ltd. (I)(L)	900	1,017
Capitol Federal Financial (L)	900	22,230
Caraco Pharmaceutical Laboratories, Ltd. (I)	1,200	6,456
CARBO Ceramics, Inc.	300	24,300
Cardiac Science Corp. (I)	1,200	2,160
Cardinal Financial Corp.	600	5,766
Cardinal Health, Inc.	3,765	124,396
Cardtronics, Inc. (I)	700	10,801
Career Education Corp. (I)	1,300	27,911
CareFusion Corp. (I)	3,082	76,557
Carlisle Companies, Inc.	800	23,960
CarMax, Inc. (I)	2,800	78,008
Carnival Corp.	6,000	229,260
Carpenter Technology Corp.	800	26,968
Carrizo Oil & Gas, Inc. (I)(L)	400	9,576
Carter’s, Inc. (I)	800	21,064
Cascade Corp.	100	3,180
Casella Waste Systems, Inc., Class A (I)	200	840
Casey’s General Stores, Inc.	600	25,050
Cash America International, Inc.	500	17,500
Cass Information Systems, Inc.	100	3,431
Casual Male Retail Group, Inc.	800	3,264
Catalyst Health Solutions, Inc. (I)	600	21,126
Caterpillar, Inc.	4,900	385,532
Cathay General Bancorp	1,300	15,457
Cavco Industries, Inc. (I)	100	3,591
Cavium Networks, Inc. (I)(L)	500	14,380
CB Richard Ellis Group, Inc., Class A (I)	3,000	54,840
Cbeyond, Inc. (I)	400	5,132
CBIZ, Inc. (I)	900	5,337
CBS Corp.	600	9,540
CBS Corp., Class B	6,900	109,434
CDI Corp.	200	2,584
CEC Entertainment, Inc. (I)	300	10,299
Celadon Group, Inc. (I)	300	4,143
Celanese Corp., Series A	1,300	41,730
Celera Corp. (I)	1,500	10,110
Celgene Corp. (I)	3,000	172,830
Centene Corp. (I)	812	19,155
Center Financial Corp. (I)	800	4,072
CenterPoint Energy, Inc.	3,500	55,020
Centerstate Banks, Inc.	300	2,574

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Central European Distribution Corp. (I)	1,000	$22,320
Central Garden & Pet Company (I)	400	4,132
Central Garden & Pet Company, Class A (I)	1,000	10,360
Central Pacific Financial Corp. (I)(L)	200	286
Central Vermont Public Service Corp.	100	2,017
Century Aluminum Company (I)	700	9,219
CenturyLink, Inc.	3,111	122,760
Cenveo, Inc. (I)	1,600	8,048
Cephalon, Inc. (I)(L)	1,000	62,440
Cepheid, Inc. (I)(L)	451	8,438
Ceradyne, Inc. (I)	400	9,340
Cerner Corp. (I)(L)	900	75,591
Ceva, Inc. (I)	500	7,150
CF Industries Holdings, Inc.	438	41,829
CH Energy Group, Inc.	200	8,832
Charles River Laboratories
International, Inc. (I)(L)	900	29,835
Charming Shoppes, Inc. (I)(L)	2,600	9,152
Chart Industries, Inc. (I)	600	12,216
Checkpoint Systems, Inc.	600	12,210
Chemed Corp.	300	17,091
Chemical Financial Corp.	400	8,256
Cheniere Energy, Inc. (I)(L)	700	1,764
Chesapeake Energy Corp. (L)	6,600	149,490
Chesapeake Utilities Corp.	100	3,622
Chevron Corp.	17,389	1,409,378
Chico’s FAS, Inc.	2,300	24,196
Chipotle Mexican Grill, Inc. (I)	300	51,600
Chiquita Brands International, Inc. (I)	500	6,620
Choice Hotels International, Inc.	900	32,814
Christopher & Banks Corp.	700	5,537
Chubb Corp.	2,500	142,475
Church & Dwight Company, Inc.	1,100	71,434
Churchill Downs, Inc.	200	7,144
CIBER, Inc. (I)	1,400	4,214
CIGNA Corp.	3,600	128,808
Cimarex Energy Company	1,400	92,652
Cincinnati Bell, Inc. (I)	2,600	6,942
Cincinnati Financial Corp.	2,300	66,355
Cinemark Holdings, Inc.	2,200	35,420
Cintas Corp.	2,200	60,610
CIRCOR International, Inc.	400	12,640
Cirrus Logic, Inc. (I)	700	12,488
Cisco Systems, Inc. (I)	38,350	839,865
CIT Group, Inc. (I)	2,700	110,214
Citi Trends, Inc. (I)	300	7,263
Citigroup, Inc. (I)	217,010	846,339
Citizens, Inc., Class A (I)	300	2,067
Citrix Systems, Inc. (I)	1,900	129,656
City Holding Company (L)	400	12,268
City National Corp. (L)	700	37,149
CKX, Inc. (I)	1,300	6,370
CLARCOR, Inc.	765	29,552
Clayton Williams Energy, Inc. (I)	100	5,059
Clean Harbors, Inc. (I)	400	27,100
Clear Channel Outdoor Holdings,
Inc., Class A (I)	500	5,715
Clearwater Paper Corp. (I)	200	15,216
Cleco Corp.	800	23,696
Cliffs Natural Resources, Inc.	1,900	121,448
Clifton Savings Bancorp, Inc.	500	4,300
Clinical Data, Inc. (I)	300	5,061
Clorox Company	1,200	80,112
CME Group, Inc.	700	182,315
CMS Energy Corp. (L)	1,900	34,238

113

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
CNA Financial Corp. (I)	3,400	$95,166
CNA Surety Corp. (I)	700	12,544
CNO Financial Group, Inc. (I)	4,000	22,160
Coach, Inc.	2,100	90,216
CoBiz Financial, Inc.	700	3,892
Coca-Cola Enterprises, Inc.	3,300	102,300
Coeur d’Alene Mines Corp.	1,500	29,880
Cogent Communications Group, Inc. (I)	700	6,629
Cogent, Inc. (I)	1,000	10,640
Cognex Corp.	700	18,774
Cognizant Technology Solutions
Corp., Class A (I)	1,900	122,493
Cohen & Steers, Inc.	600	13,020
Coherent, Inc. (I)	400	16,004
Cohu, Inc.	300	3,777
Coinstar, Inc. (I)	500	21,495
Coldwater Creek, Inc. (I)	1,100	5,797
Coleman Cable, Inc. (I)	1,300	7,787
Colfax Corp. (I)	500	7,435
Colgate-Palmolive Company	3,428	263,476
Collective Brands, Inc. (I)	1,300	20,982
Columbia Banking System, Inc.	500	9,825
Columbia Sportswear Company	600	35,064
Columbus McKinnon Corp. (I)	500	8,295
Comcast Corp., Class A	23,054	416,816
Comcast Corp., Special Class A	8,384	142,612
Comerica, Inc.	2,500	92,875
Comfort Systems USA, Inc.	400	4,292
Commerce Bancshares, Inc.	1,145	43,041
Commercial Metals Company	1,700	24,633
CommScope, Inc. (I)	1,100	26,114
Community Bank Systems, Inc. (L)	600	13,806
Community Health Systems, Inc. (I)	1,500	46,455
Community Trust Bancorp, Inc.	300	8,127
CommVault Systems, Inc. (I)	600	15,618
Compass Minerals International, Inc.	400	30,648
Compellent Technologies, Inc. (I)	300	5,454
Complete Production Services, Inc. (I)	1,700	34,765
CompuCredit Holdings Corp. (L)	927	4,468
Computer Programs & Systems, Inc.	200	8,514
Computer Sciences Corp.	2,100	96,600
Compuware Corp. (I)	3,636	31,015
comScore, Inc. (I)	500	11,760
Comstock Resources, Inc. (I)	600	13,494
Comtech Telecommunications Corp. (L)	200	5,470
Comverge, Inc. (I)	500	3,930
Con-way, Inc.	600	18,594
ConAgra Foods, Inc.	3,800	83,372
Conceptus, Inc. (I)(L)	500	6,875
Concho Resources, Inc. (I)	1,600	105,872
Concur Technologies, Inc. (I)(L)	700	34,608
Conexant Systems, Inc. (I)	1,500	2,460
CONMED Corp. (I)	600	13,446
Conn’s, Inc. (I)	700	3,255
Connecticut Water Service, Inc.	200	4,790
ConocoPhillips	16,049	921,694
CONSOL Energy, Inc.	1,500	55,440
Consolidated Communications Holdings, Inc.	400	7,468
Consolidated Edison, Inc.	2,100	101,262
Consolidated Graphics, Inc. (I)	200	8,290
Consolidated-Tomoka Land Company	200	5,702
Constant Contact, Inc. (I)	200	4,286
Constellation Brands, Inc., Class A (I)	2,801	49,550
Constellation Energy Group, Inc.	1,700	54,808
Contango Oil & Gas Company (I)	300	15,048

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Continental Airlines, Inc., Class B (I)(L)	1,900	$47,196
Continental Resources, Inc. (I)(L)	1,400	64,904
Continucare Corp. (I)	1,600	6,720
Convergys Corp. (I)	2,400	25,080
Cooper Industries PLC	2,100	102,753
Cooper Tire & Rubber Company	800	15,704
Copart, Inc. (I)	1,100	36,267
Core-Mark Holding Company, Inc. (I)	100	3,096
CoreLogic, Inc. (I)	1,400	26,824
Corinthian Colleges, Inc. (I)(L)	1,100	7,722
Corn Products International, Inc.	1,100	41,250
Corning, Inc.	14,200	259,576
Corrections Corp. of America (I)	1,700	41,956
Corvel Corp. (I)	100	4,245
CoStar Group, Inc. (I)	300	14,613
Costco Wholesale Corp.	3,600	232,164
Courier Corp.	200	2,844
Covance, Inc. (I)	900	42,111
Covanta Holding Corp.	984	15,498
Coventry Health Care, Inc. (I)	2,100	45,213
Cowen Group, Inc., Class A (I)	1,000	3,290
CPI Corp.	300	7,764
CPI International, Inc. (I)	500	7,000
CRA International, Inc. (I)	300	5,415
Cracker Barrel Old Country Store, Inc.	300	15,228
Crane Company	800	30,352
Cray, Inc. (I)	400	2,640
Credit Acceptance Corp. (I)	500	30,280
Cree, Inc. (I)(L)	1,100	59,719
Crocs, Inc. (I)(L)	900	11,709
Cross Country Healthcare, Inc. (I)	500	3,595
Crosstex Energy, Inc.	1,000	7,900
Crown Castle International Corp. (I)	1,900	83,885
Crown Holdings, Inc. (I)	1,300	37,258
CryoLife, Inc. (I)	300	1,821
CSG Systems International, Inc. (I)	400	7,292
CSX Corp.	3,891	215,250
CTS Corp.	400	3,848
Cubic Corp.	300	12,240
Cubist Pharmaceuticals, Inc. (I)	900	21,051
Cullen/Frost Bankers, Inc.	900	48,483
Cummins, Inc.	1,408	127,537
Curtiss-Wright Corp.	600	18,180
Cutera, Inc. (I)	300	2,430
CVB Financial Corp.	900	6,759
CVR Energy, Inc. (I)	2,000	16,500
CVS Caremark Corp.	15,149	476,739
Cyberonics, Inc. (I)	200	5,336
Cymer, Inc. (I)	400	14,832
Cypress Biosciences, Inc. (I)	500	1,925
Cypress Semiconductor Corp. (I)	2,100	26,418
Cytec Industries, Inc.	800	45,104
Cytokinetics, Inc. (I)	1,200	3,168
D.R. Horton, Inc.	4,100	45,592
Daktronics, Inc.	800	7,856
Dana Holding Corp. (I)	1,300	16,016
Danaher Corp.	5,400	219,294
Danvers Bancorp, Inc.	500	7,665
Darden Restaurants, Inc.	1,600	68,448
Darling International, Inc. (I)	1,200	10,224
DaVita, Inc. (I)	1,400	96,642
Dawson Geophysical Company (I)	200	5,330
DealerTrack Holdings, Inc. (I)	400	6,832
Dean Foods Company	2,300	23,483
Deckers Outdoor Corp. (I)	600	29,976

114

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PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Deere & Company	2,900	$202,362
Del Monte Foods Company	3,100	40,641
Delek US Holdings, Inc.	1,200	8,592
Dell, Inc. (I)	12,900	167,184
Delphi Financial Group, Inc., Class A	1,000	24,990
Delta Air Lines, Inc. (I)	10,200	118,728
Deltek, Inc. (I)	800	6,408
Deltic Timber Corp.	100	4,480
Deluxe Corp.	800	15,304
DemandTec, Inc. (I)	400	3,764
Denbury Resources, Inc. (I)	5,623	89,349
Dendreon Corp. (I)	1,100	45,298
DENTSPLY International, Inc.	2,100	67,137
DepoMed, Inc. (I)	1,200	5,376
Destination Maternity Corp. (I)	400	13,168
Devon Energy Corp.	3,900	252,486
DeVry, Inc.	800	39,368
DexCom, Inc. (I)	600	7,932
DG Fastchannel, Inc. (I)	400	8,700
Diamond Foods, Inc. (L)	300	12,297
Diamond Management & Technology
Consultants, Inc.	600	7,500
Diamond Offshore Drilling, Inc. (L)	1,000	67,770
Dice Holdings, Inc. (I)	1,000	8,480
Dick’s Sporting Goods, Inc. (I)	1,200	33,648
Diebold, Inc.	1,000	31,090
Digi International, Inc. (I)	500	4,745
Digimarc Corp. (I)	200	4,692
Digital River, Inc. (I)	600	20,424
DigitalGlobe, Inc. (I)	500	15,200
Dillard’s, Inc., Class A (L)	1,600	37,824
Dime Community Bancshares	400	5,540
DineEquity, Inc. (I)	300	13,494
Diodes, Inc. (I)	700	11,963
Dionex Corp. (I)	300	25,932
DIRECTV, Class A (I)	7,920	329,710
Discover Financial Services	7,200	120,096
Discovery Communications, Inc., Series A (I)	1,700	74,035
Discovery Communications, Inc., Series C (I)	2,000	76,380
DISH Network Corp.	1,800	34,488
DivX, Inc. (I)	600	5,718
Dolby Laboratories, Inc., Class A (I)	500	28,405
Dole Food Company, Inc. (I)(L)	1,500	13,725
Dollar Financial Corp. (I)	400	8,348
Dollar Thrifty Automotive Group, Inc.	600	30,084
Dollar Tree, Inc. (I)	1,500	73,140
Dominion Resources, Inc.	4,400	192,104
Domino’s Pizza, Inc.	900	11,898
Donaldson Company, Inc.	800	37,704
Donegal Group, Inc.	304	3,973
Dorman Products, Inc. (I)	300	9,246
Dover Corp.	2,600	135,746
DPL, Inc.	1,400	36,582
Dr. Pepper Snapple Group, Inc.	3,700	131,424
DreamWorks Animation SKG, Inc. (I)	1,000	31,910
Dresser-Rand Group, Inc. (I)	1,400	51,646
Drew Industries, Inc. (I)	500	10,430
Dril-Quip, Inc. (I)	700	43,477
drugstore.com, Inc. (I)	1,500	2,880
DSP Group, Inc. (I)	300	2,100
DST Systems, Inc.	600	26,904
DSW, Inc., Class A (I)	200	5,740
DTE Energy Company	2,100	96,453
DTS, Inc. (I)	300	11,451
Ducommun, Inc.	100	2,178

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Duff & Phelps Corp.	200	$2,694
Duke Energy Corp.	9,000	159,390
Dun & Bradstreet Corp.	400	29,656
Durect Corp. (I)	600	1,524
DXP Enterprises, Inc. (I)	200	3,796
Dyax Corp. (I)	600	1,422
Dycom Industries, Inc. (I)	500	4,995
Dynamex, Inc. (I)	100	1,525
Dynamic Materials Corp.	100	1,511
Dynegy, Inc. (I)	280	1,364
E*TRADE Financial Corp. (I)	2,050	29,807
E.I. Du Pont de Nemours & Company	6,100	272,182
Eagle Bulk Shipping, Inc. (I)(L)	900	4,698
Eagle Materials, Inc.	700	16,590
Earthlink, Inc.	2,300	20,907
East West Bancorp, Inc.	1,900	30,932
Eastman Chemical Company	900	66,600
Eastman Kodak Company (I)(L)	3,608	15,154
Eaton Corp.	1,600	131,984
Eaton Vance Corp.	900	26,136
eBay, Inc. (I)	10,100	246,440
Ebix, Inc. (I)(L)	600	14,070
Echelon Corp. (I)	700	5,985
EchoStar Corp., Class A (I)	500	9,540
Ecolab, Inc.	1,644	83,417
Edison International	2,200	75,658
Edwards Lifesciences Corp. (I)	1,000	67,050
eHealth, Inc. (I)	200	2,584
Einstein Noah Restaurant Group, Inc. (I)	400	4,240
El Paso Corp.	5,900	73,042
El Paso Electric Company	500	11,890
Electro Rent Corp.	500	6,640
Electro Scientific Industries, Inc. (I)	400	4,444
Electronic Arts, Inc. (I)	4,600	75,578
Electronics for Imaging, Inc. (I)	1,100	13,332
Eli Lilly & Company	7,300	266,669
Elizabeth Arden, Inc. (I)	600	11,994
EMC Corp.	18,095	367,509
EMC Insurance Group, Inc.	260	5,543
EMCOR Group, Inc. (I)	1,000	24,590
Emergency Medical Services
Corp., Class A (I)	400	21,300
Emergent Biosolutions, Inc. (I)	500	8,630
Emeritus Corp. (I)	200	3,412
Emerson Electric Company	5,365	282,521
Employers Holdings, Inc.	600	9,462
EMS Technologies, Inc. (I)	200	3,726
Emulex Corp. (I)	1,300	13,572
Encore Bancshares, Inc. (I)	200	1,438
Encore Capital Group, Inc. (I)	600	10,812
Encore Wire Corp. (L)	500	10,255
Endo Pharmaceuticals Holdings, Inc. (I)	1,700	56,508
Ener1, Inc. (I)(L)	1,500	5,520
Energen Corp.	600	27,432
Energizer Holdings, Inc. (I)	900	60,507
Energy Conversion Devices, Inc. (I)	500	2,510
Energy Partners, Ltd. (I)	600	7,206
Energy Recovery, Inc. (I)	600	2,154
EnergySolutions, Inc. (I)	1,900	9,557
EnerSys, Inc. (I)	900	22,473
Ennis, Inc.	200	3,578
EnPro Industries, Inc. (I)	300	9,384
Entegris, Inc. (I)	500	2,335
Entercom Communications Corp., Class A (I)	700	5,502
Entergy Corp.	1,400	107,142

115

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Enterprise Financial Services Corp.	100	$930
Entropic Communications, Inc. (I)	800	7,680
Enzo Biochem, Inc. (I)	1,300	4,940
Enzon Pharmaceuticals, Inc. (I)(L)	700	7,875
EOG Resources, Inc.	2,200	204,534
Epicor Software Corp. (I)	800	6,960
EPIQ Systems, Inc.	400	4,904
ePlus, Inc. (I)	300	6,435
Epoch Holding Corp.	11	142
EQT Corp.	1,200	43,272
Equifax, Inc.	1,800	56,160
Equinix, Inc. (I)(L)	554	56,702
eResearch Technology, Inc. (I)	800	5,984
Erie Indemnity Company	800	44,848
ESCO Technologies, Inc.	400	13,304
ESSA Bancorp, Inc.	200	2,368
Esterline Technologies Corp. (I)	400	22,892
Ethan Allen Interiors, Inc.	400	6,984
Euronet Worldwide, Inc. (I)	330	5,937
Evercore Partners, Inc., Class A	300	8,583
EW Scripps Company (I)	800	6,304
Exactech, Inc. (I)	100	1,632
Exar Corp. (I)	600	3,594
EXCO Resources, Inc.	1,900	28,253
Exelixis, Inc. (I)	1,500	5,880
Exelon Corp.	4,628	197,060
Exide Technologies (I)	1,700	8,143
Exlservice Holdings, Inc. (I)	500	9,725
Expeditors International of Washington, Inc.	1,800	83,214
Exponent, Inc. (I)	300	10,077
Express Scripts, Inc. (I)	3,800	185,060
Exterran Holdings, Inc. (I)(L)	1,200	27,252
Extreme Networks, Inc. (I)	1,700	5,287
Exxon Mobil Corp.	31,399	1,940,144
EZCORP, Inc., Class A (I)	500	10,020
F5 Networks, Inc. (I)	600	62,286
FactSet Research Systems, Inc.	300	24,339
Fair Isaac Corp.	700	17,262
Fairchild Semiconductor International, Inc. (I)	2,200	20,680
FalconStor Software, Inc. (I)	800	2,448
Family Dollar Stores, Inc.	1,400	61,824
Farmer Brothers Company	400	6,400
FARO Technologies, Inc. (I)	400	8,724
Fastenal Company (L)	1,200	63,828
FBL Financial Group, Inc., Class A	500	12,990
Federal Agricultural Mortgage Corp., Class C	300	3,246
Federal Mogul Corp. (I)	1,500	28,365
Federal Signal Corp.	1,100	5,929
Federated Investors, Inc., Class B (L)	1,400	31,864
FedEx Corp.	2,700	230,850
FEI Company (I)	500	9,785
Ferro Corp. (I)	1,100	14,179
FiberTower Corp. (I)	900	3,816
Fidelity National Financial, Inc., Class A	4,200	65,982
Fidelity National Information Services, Inc.	4,100	111,233
Fifth Third Bancorp	11,000	132,330
Financial Institutions, Inc.	100	1,766
Finisar Corp. (I)(L)	700	13,153
First Acceptance Corp.	800	1,352
First American Financial Corp.	1,400	20,916
First Bancorp/Troy NC	300	4,086
First Busey Corp.	1,300	5,915
First Cash Financial Services, Inc. (I)	400	11,100
First Commonwealth Financial Corp.	1,500	8,175
First Community Bancshares, Inc.	300	3,870

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
First Financial Bancorp	1,000	$16,680
First Financial Bankshares, Inc. (L)	300	14,097
First Financial Corp./IN	200	5,900
First Financial Holdings, Inc.	100	1,114
First Financial Northwest, Inc. (I)	500	1,950
First Horizon National Corp. (I)	3,197	36,479
First Merchants Corp.	300	2,289
First Mercury Financial Corp.	200	2,016
First Midwest Bancorp, Inc./IL	800	9,224
First Niagara Financial Group, Inc.	2,094	24,395
First Security Group, Inc. (I)	300	336
First Solar, Inc. (I)(L)	500	73,675
FirstEnergy Corp.	2,200	84,788
FirstMerit Corp.	1,318	24,146
Fiserv, Inc. (I)	2,100	113,022
Fisher Communications, Inc.	100	1,743
Flanders Corp. (I)	1,100	3,355
FLIR Systems, Inc. (I)	1,300	33,410
Flowers Foods, Inc.	1,100	27,324
Flowserve Corp.	500	54,710
Fluor Corp.	2,500	123,825
Flushing Financial Corp.	800	9,248
FMC Corp.	800	54,728
FMC Technologies, Inc. (I)(L)	1,100	75,119
FNB Corp.	1,800	15,408
Foot Locker, Inc.	2,300	33,419
Ford Motor Company (I)(L)	24,900	304,776
Forest City Enterprises, Inc., Class A (I)(L)	2,100	26,943
Forest Laboratories, Inc. (I)	3,300	102,069
Forest Oil Corp. (I)	1,500	44,550
Forestar Group, Inc. (I)	400	6,820
FormFactor, Inc. (I)	945	8,127
Forrester Research, Inc.	300	9,924
Fortune Brands, Inc.	2,100	103,383
Forward Air Corp.	500	13,000
Fossil, Inc. (I)	1,000	53,790
Foster Wheeler AG (I)	200	4,892
Franklin Electric Company, Inc.	300	9,948
Franklin Resources, Inc.	1,600	171,040
Fred’s, Inc., Class A	900	10,620
Freeport-McMoRan Copper & Gold, Inc.	3,500	298,865
FreightCar America, Inc. (I)	100	2,460
Frontier Communications Corp.	9,012	73,628
Frontier Oil Corp. (I)	1,500	20,100
FTI Consulting, Inc. (I)(L)	700	24,283
Fuel Systems Solutions, Inc. (I)	300	11,733
Fuel Tech, Inc. (I)(L)	500	3,135
Fuelcell Energy, Inc. (I)	600	738
Fulton Financial Corp.	2,800	25,368
Furiex Pharmaceuticals, Inc. (I)	125	1,410
Furmanite Corp. (I)	344	1,679
Furniture Brands International, Inc. (I)	300	1,614
FX Energy, Inc. (I)(L)	1,300	5,382
G & K Services, Inc., Class A	200	4,572
G-III Apparel Group, Ltd. (I)	200	6,276
GAMCO Investors, Inc., Class A	100	3,853
GameStop Corp., Class A (I)(L)	2,300	45,333
Gannett Company, Inc.	2,600	31,798
Gardner Denver, Inc.	1,100	59,048
Gartner, Inc.	1,400	41,216
GATX Corp.	900	26,388
Gaylord Entertainment Company (I)(L)	900	27,450
Gen-Probe, Inc. (I)	700	33,922
GenCorp, Inc. (I)(L)	500	2,460
General Cable Corp. (I)	900	24,408

116

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
General Communication, Inc., Class A (I)	1,000	$9,970
General Dynamics Corp.	3,228	202,751
General Electric Company	66,800	1,085,500
General Maritime Corp.	1,300	6,383
General Mills, Inc.	3,600	131,544
General Moly, Inc. (I)(L)	1,500	5,490
Genesco, Inc. (I)	400	11,952
Genesee & Wyoming, Inc., Class A (I)	700	30,373
Genomic Health, Inc. (I)	500	6,680
Genoptix, Inc. (I)	300	4,260
Gentex Corp.	1,900	37,069
Gentiva Health Services, Inc.	400	8,740
Genuine Parts Company	2,000	89,180
Genworth Financial, Inc., Class A (I)	6,700	81,874
Genzyme Corp. (I)	2,354	166,640
GeoEye, Inc. (I)	200	8,096
Georesources, Inc. (I)	300	4,770
Georgia Gulf Corp. (I)	300	4,902
Gerber Scientific, Inc. (I)	200	1,234
German American Bancorp, Inc.	200	3,432
Geron Corp. (I)(L)	2,000	11,060
GFI Group, Inc.	2,600	12,064
Gibraltar Industries, Inc. (I)	200	1,796
Gilead Sciences, Inc. (I)	5,900	210,099
Glacier Bancorp, Inc.	1,200	17,520
Gleacher & Company, Inc. (I)	1,300	2,093
Global Cash Access Holdings, Inc. (I)	1,000	4,080
Global Industries, Ltd. (I)	2,600	14,222
Global Payments, Inc.	800	34,312
Globe Specialty Metals, Inc.	1,000	14,040
Globecomm Systems, Inc. (I)	400	3,348
GMX Resources, Inc. (I)(L)	100	486
Golden Star Resources, Ltd. (I)	1,500	7,391
Goodrich Corp.	1,200	88,476
Goodrich Petroleum Corp. (I)	600	8,742
Google, Inc., Class A (I)	1,600	841,264
GP Strategies Corp. (I)	499	4,536
Graco, Inc.	800	25,384
GrafTech International, Ltd. (I)	1,700	26,571
Graham Corp.	300	4,656
Grand Canyon Education, Inc. (I)	600	13,158
Granite Construction, Inc. (L)	500	11,370
Graphic Packaging Holding Company (I)	5,900	19,706
Gray Television, Inc. (I)	1,400	2,814
Great Lakes Dredge & Dock Corp.	800	4,648
Great Plains Energy, Inc.	2,000	37,800
Great Southern Bancorp, Inc.	200	4,354
Greatbatch, Inc. (I)	300	6,957
Green Mountain Coffee Roasters, Inc. (I)(L)	1,950	60,821
Green Plains Renewable Energy, Inc. (I)	400	4,844
Greenbrier Companies, Inc. (I)	300	4,677
Greene County Bancshares, Inc. (I)	200	1,358
Greenhill & Company, Inc. (L)	300	23,796
Greif, Inc., Class A	300	17,652
Griffon Corp. (I)	653	7,960
Group 1 Automotive, Inc. (I)(L)	500	14,940
GSI Commerce, Inc. (I)	700	17,290
GSI Technology, Inc. (I)	800	4,584
GT Solar International, Inc. (I)	1,900	15,903
GTx, Inc. (I)	600	2,064
Guess?, Inc.	700	28,441
Gulf Islands Fabrication, Inc.	100	1,820
Gulfmark Offshore, Inc., Class A (I)	400	12,288
Gulfport Energy Corp. (I)	900	12,456
Gymboree Corp. (I)	500	20,770

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
H&E Equipment Services, Inc. (I)	700	$5,579
H&R Block, Inc. (L)	2,100	27,195
H.B. Fuller Company	600	11,922
H.J. Heinz Company	2,100	99,477
Haemonetics Corp. (I)	400	23,412
Halliburton Company	5,800	191,806
Hallmark Financial Services, Inc. (I)	500	4,370
Halozyme Therapeutics, Inc. (I)	1,500	11,565
Hancock Holding Company	500	15,035
Hanesbrands, Inc. (I)	1,200	31,032
Hanger Orthopedic Group, Inc. (I)	700	10,178
Hanover Insurance Group, Inc.	800	37,600
Hansen Natural Corp. (I)	700	32,634
Harley-Davidson, Inc.	2,800	79,632
Harleysville Group, Inc.	600	19,674
Harman International Industries, Inc. (I)	1,100	36,751
Harmonic, Inc. (I)	1,700	11,696
Harris & Harris Group, Inc.	600	2,562
Harris Corp.	1,300	57,577
Harsco Corp.	1,100	27,038
Harte-Hanks, Inc.	1,400	16,338
Hartford Financial Services Group, Inc.	5,900	135,405
Harvest Natural Resources, Inc. (I)	500	5,210
Hasbro, Inc.	1,400	62,314
Haverty Furniture Companies, Inc.	300	3,273
Hawaiian Electric Industries, Inc. (L)	1,300	29,302
Hawaiian Holdings, Inc. (I)	1,000	5,990
Hawkins, Inc.	200	7,084
Haynes International, Inc.	100	3,492
HCC Insurance Holdings, Inc.	1,600	41,744
Headwaters, Inc. (I)	1,000	3,600
Health Management Associates, Inc., Class A	4,100	31,406
Health Net, Inc. (I)	2,300	62,537
Healthcare Services Group, Inc.	600	13,674
Healthsouth Corp. (I)	1,700	32,640
Healthspring, Inc. (I)	600	15,504
Healthways, Inc. (I)	600	6,984
Heartland Express, Inc.	1,100	16,357
Heartland Financial USA, Inc.	400	6,156
Heartland Payment Systems, Inc.	500	7,610
HeartWare International, Inc. (I)	200	13,752
Hecla Mining Company (I)(L)	3,200	20,224
HEICO Corp.	125	5,705
HEICO Corp., Class A	375	12,776
Heidrick & Struggles International, Inc.	300	5,844
Helix Energy Solutions Group, Inc. (I)	1,500	16,710
Helmerich & Payne, Inc.	1,900	76,874
Henry Schein, Inc. (I)(L)	1,200	70,296
Hercules Offshore, Inc. (I)(L)	900	2,385
Herley Industries, Inc. (I)	300	4,950
Herman Miller, Inc.	900	17,712
Hertz Global Holdings, Inc. (I)	6,800	72,012
Hess Corp.	3,200	189,184
Hewitt Associates, Inc. (I)	1,000	50,430
Hewlett-Packard Company	20,300	854,021
Hexcel Corp. (I)	1,400	24,906
HFF, Inc. (I)	500	4,640
hhgregg, Inc. (I)	500	12,380
Hi-Tech Pharmacal Company, Inc. (I)	200	4,048
Hibbett Sports, Inc. (I)(L)	400	9,980
Hill International, Inc. (I)	800	3,584
Hill-Rom Holdings, Inc.	900	32,301
Hillenbrand, Inc.	900	19,359
Hilltop Holdings, Inc. (I)	1,200	11,496
Hittite Microwave Corp. (I)	500	23,825

117

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
HMS Holdings Corp. (I)	400	$23,576
HNI Corp. (L)	600	17,256
Hoku Corp. (I)	1,300	3,549
Holly Corp.	800	23,000
Hologic, Inc. (I)	3,800	60,838
Home Bancshares, Inc.	228	4,633
Home Depot, Inc.	13,104	415,135
Home Federal Bancorp, Inc.	200	2,434
Honeywell International, Inc.	4,965	218,162
Hooker Furniture Corp.	200	2,326
Horace Mann Educators Corp.	800	14,224
Horizon Lines, Inc.	900	3,780
Hormel Foods Corp.	1,700	75,820
Hornbeck Offshore Services, Inc. (I)	600	11,694
Horsehead Holding Corp. (I)	700	6,909
Hospira, Inc. (I)	1,700	96,917
Hot Topic, Inc.	1,000	5,990
Houston American Energy Corp.	500	5,000
Houston Wire & Cable Company	400	4,012
Hovnanian Enterprises, Inc., Class A (I)(L)	1,200	4,716
HSN, Inc. (I)	1,020	30,498
HUB Group, Inc., Class A (I)	300	8,778
Hubbell, Inc., Class B	600	30,450
Hudson City Bancorp, Inc.	6,600	80,916
Hudson Highland Group, Inc. (I)	200	688
Hudson Valley Holding Corp.	200	3,904
Hughes Communications, Inc. (I)	400	10,900
Human Genome Sciences, Inc. (I)	1,500	44,685
Humana, Inc. (I)	2,900	145,696
Huntington Bancshares, Inc.	8,600	48,762
Huntsman Corp.	500	5,780
Huron Consulting Group, Inc. (I)	200	4,398
Hutchinson Technology, Inc. (I)	200	694
Hypercom Corp. (I)	400	2,600
IAC/InterActiveCorp (I)	1,600	42,032
IBERIABANK Corp.	400	19,992
ICF International, Inc. (I)	200	5,014
Iconix Brand Group, Inc. (I)	1,200	21,000
ICU Medical, Inc. (I)	200	7,458
ICx Technologies, Inc. (I)	700	5,285
IDACORP, Inc.	700	25,144
Idenix Pharmaceuticals, Inc. (I)	400	1,240
IDEX Corp.	1,100	39,061
IDEXX Laboratories, Inc. (I)(L)	500	30,860
iGate Corp.	650	11,791
IHS, Inc., Class A (I)	700	47,600
II-VI, Inc.	400	14,932
Illinois Tool Works, Inc.	4,100	192,782
Illumina, Inc. (I)(L)	1,100	54,120
Imation Corp. (I)	600	5,598
Immersion Corp. (I)	300	1,773
Immucor, Inc. (I)	800	15,864
Immunogen, Inc. (I)	500	3,135
Immunomedics, Inc. (L)	900	2,898
Impax Laboratories, Inc. (I)	700	13,860
Imperial Sugar Company	300	3,924
Incyte Corp. (I)	1,800	28,782
Independence Holding Company	200	1,404
Independent Bank Corp.	500	11,260
Infinera Corp. (I)	900	10,503
Informatica Corp. (I)	1,200	46,092
InfoSpace, Inc.	300	2,598
Ingles Markets, Inc.	100	1,661
Ingram Micro, Inc., Class A (I)	2,500	42,150
Innerworkings, Inc. (I)	1,000	6,570

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Innophos Holdings, Inc.	300	$9,930
Inovio Biomedical Corp. (I)	300	375
Insight Enterprises, Inc. (I)	1,000	15,640
Insituform Technologies, Inc., Class A (I)	700	16,926
Inspire Pharmaceuticals, Inc. (I)	1,400	8,330
Insteel Industries, Inc.	500	4,490
Insulet Corp. (I)	400	5,656
Integra LifeSciences Holdings Corp. (I)	300	11,838
Integrated Device Technology, Inc. (I)	2,400	14,040
Integrated Silicon Solution, Inc. (I)	500	4,305
Integrys Energy Group, Inc.	1,000	52,060
Intel Corp.	50,100	963,423
Inter Parfums, Inc.	500	8,795
Interactive Brokers Group, Inc., Class A (I)	400	6,884
Interactive Intelligence, Inc. (I)	200	3,520
IntercontinentalExchange, Inc. (I)	800	83,776
InterDigital, Inc. (I)	600	17,766
Interface, Inc., Class A	1,200	17,076
Interline Brands, Inc. (I)	500	9,020
Intermec, Inc. (I)	1,300	15,938
Internap Network Services Corp. (I)	800	3,928
International Assets Holding Corp. (I)	300	5,430
International Bancshares Corp.	1,300	21,957
International Business Machines Corp.	9,100	1,220,674
International Coal Group, Inc. (I)	3,000	15,960
International Flavors & Fragrances, Inc.	700	33,964
International Game Technology	2,400	34,680
International Paper Company	4,300	93,525
International Rectifier Corp. (I)	900	18,981
International Shipholding Corp.	200	5,648
International Speedway Corp., Class A	500	12,200
Internet Brands, Inc., Class A (I)	800	10,624
Internet Capital Group, Inc. (I)	800	8,824
Intersections, Inc.	1,300	12,090
Intersil Corp., Class A	1,600	18,704
Interval Leisure Group, Inc. (I)	720	9,698
Intevac, Inc. (I)	200	2,002
Intrepid Potash, Inc. (I)(L)	1,000	26,070
Intuit, Inc. (I)	2,000	87,620
Intuitive Surgical, Inc. (I)	400	113,496
Invacare Corp. (L)	700	18,557
Invesco, Ltd.	5,800	123,134
Investment Technology Group, Inc. (I)	900	12,798
Investors Bancorp, Inc. (I)	2,200	26,048
ION Geophysical Corp. (I)	1,500	7,710
IPC The Hospitalist Company, Inc. (I)	200	5,464
IPG Photonics Corp. (I)	600	14,484
Iridium Communications, Inc. (I)	1,092	9,326
IRIS International, Inc. (I)	300	2,880
iRobot Corp. (I)	500	9,285
Iron Mountain, Inc.	2,575	57,526
Isilon Systems, Inc. (I)	800	17,824
Isis Pharmaceuticals, Inc. (I)(L)	1,600	13,440
Isle of Capri Casinos, Inc. (I)	600	4,296
ITC Holdings Corp.	700	43,575
Itron, Inc. (I)	600	36,738
ITT Corp. (L)	2,600	121,758
ITT Educational Services, Inc. (L)	300	21,081
Ixia (I)	800	9,920
IXYS Corp. (I)	300	2,865
J & J Snack Foods Corp.	190	7,967
J. Crew Group, Inc. (I)	1,000	33,620
J.B. Hunt Transport Services, Inc.	1,100	38,170
J.C. Penney Company, Inc.	3,200	86,976
J2 Global Communications, Inc. (I)	600	14,274

118

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Jabil Circuit, Inc.	3,000	$43,230
Jack Henry & Associates, Inc.	1,200	30,600
Jack in the Box, Inc. (I)	900	19,296
Jackson Hewitt Tax Service, Inc. (I)	100	92
Jacobs Engineering Group, Inc. (I)	1,200	46,440
Jaguar Mining, Inc. (I)	600	3,878
Jakks Pacific, Inc. (I)	200	3,528
James River Coal Company (I)	700	12,271
Janus Capital Group, Inc.	2,400	26,280
Jarden Corp.	1,500	46,695
Jazz Pharmaceuticals, Inc. (I)	800	8,584
JDA Software Group, Inc. (I)	502	12,731
JDS Uniphase Corp. (I)	3,000	37,170
Jefferies Group, Inc. (L)	2,400	54,456
JetBlue Airways Corp. (I)(L)	4,600	30,774
JMP Group, Inc.	400	2,440
Jo-Ann Stores, Inc. (I)	600	26,730
John Bean Technologies Corp.	343	5,526
John Wiley & Sons, Inc.	700	28,602
Johnson & Johnson	19,159	1,187,092
Johnson Controls, Inc.	6,100	186,050
Jones Apparel Group, Inc.	1,300	25,532
Jones Lang LaSalle, Inc.	700	60,389
Jos. A. Bank Clothiers, Inc. (I)	300	12,783
Journal Communications, Inc., Class A (I)	1,100	4,961
Joy Global, Inc.	1,100	77,352
JPMorgan Chase & Company	49,179	1,872,245
Juniper Networks, Inc. (I)	4,500	136,575
K-Swiss, Inc., Class A (I)	400	5,100
K-V Pharmaceutical Company, Class A (I)	1,100	2,574
K12, Inc. (I)	500	14,515
Kadant, Inc. (I)	100	1,891
Kaiser Aluminum Corp.	400	17,116
Kaman Corp., Class A	400	10,484
Kansas City Southern (I)(L)	1,400	52,374
KapStone Paper and Packaging Corp. (I)	600	7,284
Kaydon Corp.	500	17,300
KB Home	1,200	13,596
KBR, Inc.	2,900	71,456
KBW, Inc.	500	12,800
Kearny Financial Corp.	500	4,415
Kellogg Company	2,428	122,638
Kelly Services, Inc., Class A (I)	400	4,692
Kendle International, Inc. (I)	100	932
Kenexa Corp. (I)	600	10,512
Kennametal, Inc.	1,174	36,312
Kensey Nash Corp. (I)	100	2,889
Key Energy Services, Inc. (I)	2,700	25,677
KeyCorp	7,100	56,516
Kforce, Inc. (I)	400	5,488
Kid Brands, Inc. (I)	200	1,720
Kimball International, Inc., Class B	200	1,166
Kimberly-Clark Corp.	2,800	182,140
Kindred Healthcare, Inc. (I)	600	7,812
Kinetic Concepts, Inc. (I)	900	32,922
King Pharmaceuticals, Inc. (I)	3,500	34,860
Kirby Corp. (I)(L)	800	32,048
Kirklands, Inc. (I)	500	6,930
KLA-Tencor Corp.	1,800	63,414
Knight Capital Group, Inc., Class A (I)	1,400	17,346
Knight Transportation, Inc. (L)	1,100	21,263
Knoll, Inc.	800	12,408
Knology, Inc. (I)	800	10,744
Kodiak Oil & Gas Corp. (I)(L)	1,900	6,441
Kohl’s Corp. (I)	2,542	133,913

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Kopin Corp. (I)	500	$1,775
Koppers Holdings, Inc.	100	2,687
Korn/Ferry International (I)	800	13,232
Kraft Foods, Inc., Class A (L)	19,400	598,684
Krispy Kreme Doughnuts, Inc. (I)	1,400	6,412
Kronos Worldwide, Inc.	1,600	63,744
Kulicke & Soffa Industries, Inc. (I)	1,200	7,428
KVH Industries, Inc. (I)	200	3,002
L&l Energy, Inc. (I)(L)	500	4,010
L-1 Identity Solutions, Inc. (I)	1,600	18,768
L-3 Communications Holdings, Inc.	1,500	108,405
L.B. Foster Company (I)	200	5,788
La-Z-Boy, Inc. (I)	2,000	16,880
LaBarge, Inc. (I)	200	2,498
Laboratory Corp. of America Holdings (I)	1,200	94,116
Ladish Company, Inc.	100	3,113
Lakeland Bancorp, Inc./NJ	200	1,686
Lakeland Financial Corp.	200	3,732
Lam Research Corp. (I)	1,200	50,220
Lamar Advertising Company, Class A	1,100	35,002
Lancaster Colony Corp.	400	19,000
Lance, Inc.	400	8,520
Landauer, Inc.	100	6,263
Landec Corp. (I)	300	1,863
Landstar System, Inc.	800	30,896
Lannett Company, Inc. (I)	600	2,748
Las Vegas Sands Corp. (I)(L)	6,100	212,585
Lattice Semiconductor Corp. (I)	2,576	12,236
Lawson Products, Inc.	300	4,581
Lawson Software, Inc. (I)	2,200	18,634
Layne Christensen Company (I)	400	10,356
Leap Wireless International, Inc. (I)	1,400	17,290
Leapfrog Enterprises, Inc. (I)	1,000	5,480
Lear Corp. (I)	500	39,465
Learning Tree International, Inc.	300	3,036
LECG Corp. (I)	400	440
Legacy Bancorp, Inc.	100	795
Legg Mason, Inc. (L)	2,100	63,651
Leggett & Platt, Inc.	2,200	50,072
Lender Processing Services, Inc.	800	26,584
Lennar Corp., Class A	2,400	36,912
Lennar Corp., Class B	500	6,160
Lennox International, Inc. (L)	700	29,183
Leucadia National Corp. (I)	3,400	80,308
Lexmark International, Inc., Class A (I)	1,065	47,520
LHC Group, Inc. (I)	200	4,638
Libbey, Inc. (I)	400	5,268
Liberty Global, Inc., Series A (I)	1,900	58,539
Liberty Global, Inc., Series C (I)	1,800	55,008
Liberty Media - Starz, Series A
(Tracking Stock) (I)	720	46,714
Liberty Media Corp. - Capital, Series A (I)	1,800	93,708
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	9,300	127,503
Life Partners Holdings, Inc.	125	2,379
Life Technologies Corp. (I)	2,600	121,394
Life Time Fitness, Inc. (I)	800	31,576
LifePoint Hospitals, Inc. (I)	800	28,048
Lifeway Foods, Inc. (I)	200	2,104
Limelight Networks, Inc. (I)	2,200	12,936
Limited Brands, Inc.	3,200	85,696
Limoneira Colimoneira Co	300	6,042
LIN TV Corp., Class A (I)	700	3,108
Lincare Holdings, Inc. (L)	1,350	33,872
Lincoln Educational Services Corp.	400	5,764

119

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Lincoln Electric Holdings, Inc.	600	$34,692
Lincoln National Corp.	4,100	98,072
Lindsay Corp.	100	4,332
Linear Technology Corp.	1,959	60,200
Lionbridge Technologies, Inc. (I)	600	2,580
Liquidity Services, Inc. (I)	200	3,202
Littelfuse, Inc. (I)	500	21,850
Live Nation Entertainment, Inc. (I)	2,176	21,499
Liz Claiborne, Inc. (I)(L)	2,400	14,592
LKQ Corp. (I)	1,800	37,440
LMI Aerospace, Inc. (I)	200	3,184
Lockheed Martin Corp.	2,500	178,200
Loews Corp.	4,565	173,014
LogMeIn, Inc. (I)	200	7,196
LoopNet, Inc. (I)	700	8,288
Loral Space & Communications, Inc. (I)	500	26,100
Lorillard, Inc.	1,100	88,341
Louisiana-Pacific Corp. (I)	1,900	14,383
Lowe’s Companies, Inc.	13,000	289,770
LSB Industries, Inc. (I)	200	3,714
LSI Corp. (I)	6,583	30,018
LSI Industries, Inc.	300	1,926
LTX-Credence Corp. (I)	1,300	2,717
Lubrizol Corp.	600	63,582
Luby’s, Inc. (I)	139	670
Lufkin Industries, Inc.	400	17,560
Lumber Liquidators Holdings, Inc. (I)	300	7,371
Luminex Corp. (I)	700	11,200
Lydall, Inc. (I)	600	4,416
M&F Worldwide Corp. (I)	300	7,305
M&T Bank Corp. (L)	1,634	133,678
M/I Homes, Inc. (I)	300	3,111
Mac-Gray Corp.	400	4,852
Macy’s, Inc.	6,100	140,849
Madison Square Garden, Inc., Class A (I)	1,025	21,607
Magellan Health Services, Inc. (I)	500	23,620
Maidenform Brands, Inc. (I)	400	11,540
MainSource Financial Group, Inc.	700	5,348
MAKO Surgical Corp. (I)	700	6,706
Manhattan Associates, Inc. (I)	400	11,740
Mannatech, Inc. (I)	400	820
Mannkind Corp. (I)(L)	1,400	9,464
Manpower, Inc.	1,227	64,049
ManTech International Corp., Class A (I)	300	11,880
MAP Pharmaceuticals, Inc. (I)	500	7,650
Marathon Oil Corp.	7,800	258,180
Marchex, Inc., Class B	200	1,090
Marcus Corp.	300	3,555
MarineMax, Inc. (I)	300	2,112
Mariner Energy, Inc. (I)(L)	700	16,961
Markel Corp. (I)	300	103,377
MarketAxess Holdings, Inc.	300	5,094
Marlin Business Services Corp. (I)	800	9,600
Marriott International, Inc., Class A	2,429	87,031
Marsh & McLennan Companies, Inc.	4,400	106,128
Marshall & Ilsley Corp.	6,900	48,576
Martek Biosciences Corp.	500	11,315
Marten Transport, Ltd.	400	9,272
Martin Marietta Materials, Inc. (L)	600	46,182
Masco Corp.	4,400	48,444
Masimo Corp. (L)	700	19,117
Massey Energy Company	1,500	46,530
MasTec, Inc. (I)	600	6,192
Mastech Holdings, Inc. (I)	13	39
MasterCard, Inc., Class A	800	179,200

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Matrix Service Company (I)	500	$4,375
Mattel, Inc.	3,500	82,110
Matthews International Corp., Class A	400	14,144
Mattson Technology, Inc. (I)	1,300	3,575
Maxim Integrated Products, Inc.	4,100	75,891
MAXIMUS, Inc.	200	12,316
Maxwell Technologies, Inc. (L)	400	5,844
Maxygen, Inc. (I)	300	1,737
MB Financial, Inc.	900	14,598
MBIA, Inc. (I)(L)	3,800	38,190
McAfee, Inc. (I)	1,600	75,616
McCormick & Company, Inc.	1,200	50,448
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	222	1,727
McDermott International, Inc. (I)	2,400	35,472
McDonald’s Corp.	6,900	514,119
MCG Capital Corp.	2,100	12,264
McGrath Rentcorp	500	11,975
McKesson Corp.	2,400	148,272
MDC Holdings, Inc.	700	20,321
MDU Resources Group, Inc.	1,600	31,920
Mead Johnson Nutrition Company	1,800	102,438
Meadowbrook Insurance Group, Inc.	1,100	9,867
MeadWestvaco Corp.	2,915	71,068
Measurement Specialties, Inc. (I)	300	5,544
Medallion Financial Corp.	300	2,337
MedAssets, Inc. (I)	700	14,728
MedCath Corp. (I)	500	5,035
Medco Health Solutions, Inc. (I)	3,200	166,592
Media General, Inc., Class A (I)	500	4,480
Medical Action Industries, Inc. (I)	500	4,525
Medicis Pharmaceutical Corp., Class A	900	26,685
Medidata Solutions, Inc. (I)	300	5,760
Medifast, Inc. (I)	400	10,852
Medivation, Inc.	500	6,500
MEDNAX, Inc. (I)	700	37,310
MedQuist, Inc.	432	3,784
Medtronic, Inc.	7,244	243,254
MEMC Electronic Materials, Inc. (I)	2,874	34,258
Mentor Graphics Corp. (I)	2,200	23,254
Merck & Company, Inc.	22,873	841,955
Mercury Computer Systems, Inc. (I)	500	6,015
Mercury General Corp.	800	32,696
Meredith Corp.	500	16,655
Merge Healthcare, Inc.	1,400	4,060
Meridian Bioscience, Inc.	500	10,940
Meridian Interstate Bancorp, Inc. (I)	400	4,216
Merit Medical Systems, Inc. (I)	300	4,767
Meritage Homes Corp.	400	7,848
Met-Pro Corp.	200	2,018
Metabolix, Inc. (I)	400	5,032
Metalico, Inc. (I)	1,100	4,213
Methode Electronics, Inc.	400	3,632
MetLife, Inc.	9,000	346,050
Metro Bancorp, Inc. (I)	400	4,156
MetroPCS Communications, Inc. (I)	4,500	47,070
Mettler-Toledo International, Inc. (I)	300	37,332
MF Global Holdings, Ltd. (I)	2,000	14,400
MGE Energy, Inc.	300	11,877
MGIC Investment Corp. (I)	1,700	15,691
MGM Resorts International (I)(L)	3,900	43,992
Michael Baker Corp.	100	3,296
Micrel, Inc.	1,100	10,846
Microchip Technology, Inc. (L)	2,000	62,900
Micromet, Inc. (I)	800	5,376

120

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Micron Technology, Inc. (I)(L)	12,200	$87,962
MICROS Systems, Inc. (I)	1,100	46,563
Microsemi Corp.	900	15,435
Microsoft Corp.	58,608	1,435,310
MicroStrategy, Inc., Class A (I)	100	8,661
Microvision, Inc. (I)(L)	1,600	3,504
Midas, Inc. (I)	200	1,522
Middleby Corp.	200	12,678
Middlesex Water Company	200	3,368
Miller Industries, Inc.	300	4,059
Mindspeed Technologies, Inc. (I)	400	3,108
Mine Safety Appliances Company	400	10,840
Minerals Technologies, Inc.	400	23,568
MIPS Technologies, Inc., Class A (I)	500	4,865
Mirant Corp. (I)	2,200	21,912
MKS Instruments, Inc. (I)	800	14,384
Mobile Mini, Inc. (I)	800	12,272
Modine Manufacturing Company (I)	1,300	16,861
ModusLink Global Solutions, Inc. (I)	200	1,270
Mohawk Industries, Inc. (I)	1,200	63,960
Molex, Inc., Class A	1,000	17,480
Molina Healthcare, Inc. (I)	600	16,194
Molson Coors Brewing Company	1,400	66,108
Momenta Pharmaceuticals, Inc. (I)	200	3,010
Monarch Casino & Resort, Inc. (I)	200	2,242
MoneyGram International, Inc. (I)	1,400	3,416
Monolithic Power Systems, Inc. (I)	300	4,899
Monotype Imaging Holdings, Inc. (I)	600	5,490
Monro Muffler Brake, Inc.	200	9,222
Monsanto Company	4,300	206,099
Monster Worldwide, Inc. (I)	1,600	20,736
Moody’s Corp.	2,000	49,960
Moog, Inc., Class A (I)	800	28,408
Morgan Stanley	12,561	310,005
Morningstar, Inc. (L)	600	26,736
MoSys, Inc. (I)	900	4,392
Motorola, Inc. (I)	19,200	163,776
Movado Group, Inc. (I)(L)	300	3,264
Move, Inc. (I)	2,500	5,575
MSC Industrial Direct Company, Inc., Class A	500	27,020
MSCI, Inc. (I)	1,226	40,715
MTS Systems Corp.	200	6,200
Mueller Industries, Inc.	800	21,192
Mueller Water Products, Inc.	1,800	5,436
Multi-Color Corp.	100	1,540
Multi-Fineline Electronix, Inc. (I)	300	6,597
Multimedia Games, Inc. (I)	1,200	4,440
Murphy Oil Corp.	1,700	105,264
MWI Veterinary Supply, Inc. (I)	200	11,544
Myers Industries, Inc.	300	2,577
Mylan, Inc. (I)(L)	4,200	79,002
MYR Group, Inc. (I)	300	4,917
Myriad Genetics, Inc. (I)	1,200	19,692
Myriad Pharmaceuticals, Inc. (I)	250	965
Nabi Biopharmaceuticals (I)	400	1,920
NACCO Industries, Inc., Class A	100	8,739
Nalco Holding Company	1,300	32,773
Nanometrics, Inc. (I)	400	6,020
Nara Bancorp, Inc. (I)	700	4,942
Nash Finch Company	200	8,508
National Beverage Corp.	651	9,114
National CineMedia, Inc.	700	12,530
National Financial Partners Corp. (I)	900	11,403
National Fuel Gas Company	800	41,448
National Healthcare Corp.	100	3,707

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
National Instruments Corp.	1,100	$35,926
National Interstate Corp.	200	4,354
National Oilwell Varco, Inc.	4,700	209,009
National Penn Bancshares, Inc.	1,500	9,375
National Presto Industries, Inc.	100	10,647
National Semiconductor Corp. (L)	2,000	25,540
Natural Gas Services Group, Inc. (I)	100	1,477
Natus Medical, Inc. (I)	500	7,285
Navigant Consulting Company (I)	1,000	11,630
Navistar International Corp.	1,000	43,640
NBT Bancorp, Inc.	300	6,621
NCI Building Systems, Inc. (I)	500	4,765
NCR Corp. (I)	2,200	29,986
Neenah Paper, Inc.	500	7,600
Nelnet, Inc., Class A	800	18,304
Neogen Corp. (I)	350	11,848
NetApp, Inc. (I)	2,300	114,517
Netezza Corp. (I)	700	18,865
NetFlix, Inc. (I)(L)	500	81,080
NETGEAR, Inc. (I)	500	13,505
Netlogic Microsystems, Inc. (I)	800	22,064
Netscout Systems, Inc. (I)	600	12,306
NetSuite, Inc. (I)	700	16,499
Network Equipment Technologies, Inc. (I)	700	2,415
Neurocrine Biosciences, Inc. (I)	1,600	9,696
NeurogesX, Inc. (I)(L)	340	2,349
NeuStar, Inc., Class A (I)	975	24,239
Neutral Tandem, Inc. (I)(L)	300	3,585
New Jersey Resources Corp.	600	23,532
New York & Company, Inc. (I)	200	514
New York Community Bancorp, Inc. (L)	5,752	93,470
NewAlliance Bancshares, Inc.	2,200	27,764
Newell Rubbermaid, Inc.	3,900	69,459
Newfield Exploration Company (I)	1,900	109,136
NewMarket Corp.	300	34,104
Newmont Mining Corp.	4,000	251,240
Newpark Resources, Inc. (I)	1,011	8,492
Newport Corp. (I)	400	4,536
News Corp., Class A	16,200	211,572
News Corp., Class B	7,300	109,938
NewStar Financial, Inc. (I)	1,100	8,151
Nextera Energy, Inc.	2,900	157,731
NIC, Inc.	800	6,632
Nicor, Inc.	700	32,074
NII Holdings, Inc. (I)	2,300	94,530
NIKE, Inc., Class B	2,700	216,378
NiSource, Inc. (L)	2,500	43,500
NL Industries, Inc.	400	3,632
Noble Corp.	500	16,895
Noble Energy, Inc.	1,500	112,635
Nordson Corp.	400	29,476
Nordstrom, Inc.	1,900	70,680
Norfolk Southern Corp.	3,828	227,804
Northeast Utilities	1,900	56,183
Northern Oil and Gas, Inc. (I)	142	2,405
Northern Trust Corp.	2,200	106,128
Northfield Bancorp, Inc. (L)	900	9,738
Northrop Grumman Corp.	2,800	169,764
Northwest Bancshares, Inc.	2,025	22,660
Northwest Natural Gas Company	400	18,980
Northwest Pipe Company (I)	200	3,500
NorthWestern Corp.	600	17,100
Novatel Wireless, Inc. (I)	600	4,728
Novavax, Inc. (I)(L)	1,200	2,628
Novell, Inc. (I)	5,700	34,029

121

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Novellus Systems, Inc. (I)	1,400	$37,212
NPS Pharmaceuticals, Inc. (I)	400	2,736
NRG Energy, Inc. (I)	3,511	73,099
NSTAR	1,100	43,285
NTELOS Holdings Corp.	400	6,768
Nu Skin Enterprises, Inc., Class A	900	25,920
Nuance Communications, Inc. (I)	4,100	64,124
Nucor Corp.	2,700	103,140
Nutraceutical International Corp. (I)	300	4,707
NutriSystem, Inc. (L)	300	5,772
NuVasive, Inc. (I)(L)	500	17,570
NV Energy, Inc.	3,000	39,450
NVIDIA Corp. (I)	5,400	63,072
NVR, Inc. (I)(L)	100	64,753
NxStage Medical, Inc. (I)	900	17,190
NYSE Euronext	3,700	105,709
O’Reilly Automotive, Inc. (I)(L)	1,900	101,080
Obagi Medical Products, Inc. (I)	300	3,150
Occidental Petroleum Corp.	7,401	579,498
Oceaneering International, Inc. (I)	500	26,930
OceanFirst Financial Corp.	200	2,454
Ocwen Financial Corp. (I)	1,800	18,252
Office Depot, Inc. (I)	5,200	23,920
OfficeMax, Inc. (I)	1,000	13,090
OGE Energy Corp.	900	35,883
Oil States International, Inc. (I)	900	41,895
Old Dominion Freight Lines, Inc. (I)	900	22,878
Old National Bancorp	1,500	15,750
Old Republic International Corp.	3,500	48,475
Old Second Bancorp, Inc. (I)	200	280
Olin Corp.	1,500	30,240
Olympic Steel, Inc.	100	2,299
OM Group, Inc. (I)	600	18,072
Omega Flex, Inc.	100	1,428
Omnicare, Inc.	1,800	42,984
Omnicell, Inc. (I)	600	7,848
Omnicom Group, Inc.	2,065	81,526
OmniVision Technologies, Inc. (I)(L)	1,100	25,344
Omnova Solutions, Inc. (I)	1,200	8,628
On Assignment, Inc. (I)	600	3,150
ON Semiconductor Corp. (I)	4,400	31,724
OncoGenex Pharmaceutical, Inc. (I)	100	1,484
OneBeacon Insurance Group, Ltd.	300	4,287
ONEOK, Inc.	900	40,536
Online Resources Corp. (I)	800	3,552
Onyx Pharmaceuticals, Inc. (I)	700	18,466
OpenTable, Inc. (I)	300	20,424
Openwave Systems, Inc.	1,800	3,060
Opko Health, Inc. (I)	1,900	4,256
Oplink Communications, Inc. (I)	300	5,952
Opnet Technologies, Inc.	445	8,077
Optimer Pharmaceuticals, Inc. (I)(L)	600	5,502
optionsXpress Holdings, Inc. (I)	900	13,824
Oracle Corp.	31,754	852,595
OraSure Technologies, Inc. (I)	600	2,430
Orbital Sciences Corp., Class A (I)	900	13,770
Orbitz Worldwide, Inc. (I)	700	4,410
Orexigen Therapeutics, Inc. (I)(L)	600	3,558
Orion Marine Group, Inc. (I)	300	3,723
Oritani Financial Corp.	735	7,335
Ormat Technologies, Inc.	600	17,502
Orthovita, Inc. (I)	600	1,362
Oshkosh Corp. (I)	1,300	35,750
OSI Systems, Inc. (I)	400	14,528
Osiris Therapeutics, Inc. (I)	500	3,640

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Osteotech, Inc. (I)	400	$2,584
Otter Tail Corp.	600	12,234
Outdoor Channel Holdings, Inc. (I)	300	1,659
Overhill Farms, Inc. (I)	1,000	4,560
Overseas Shipholding Group, Inc. (L)	500	17,160
Overstock.com, Inc. (I)	200	3,144
Owens & Minor, Inc.	750	21,345
Owens Corning, Inc. (I)(L)	1,620	41,521
Owens-Illinois, Inc. (I)	1,800	50,508
Oxford Industries, Inc.	100	2,378
P.A.M. Transportation Services, Inc. (I)	300	3,774
P.F. Chang’s China Bistro, Inc.	300	13,860
P.H. Glatfelter Company	800	9,728
PACCAR, Inc.	2,556	123,071
Pacer International, Inc. (I)	200	1,208
Pacific Continental Corp.	400	3,620
Pacific Sunwear of California, Inc. (I)	400	2,092
Packaging Corp. of America	1,400	32,438
Pactiv Corp. (I)	1,140	37,597
PacWest Bancorp (L)	500	9,530
PAETEC Holding Corp. (I)	3,400	13,974
Pain Therapeutics, Inc.	900	5,562
Pall Corp.	1,100	45,804
Palomar Medical Technologies, Inc. (I)	500	5,165
Panera Bread Company (I)	400	35,444
Panhandle Oil and Gas, Inc.	100	2,469
Papa John’s International, Inc. (I)	500	13,190
Par Pharmaceutical Companies, Inc. (I)	900	26,172
PAR Technology Corp. (I)	300	1,845
Parametric Technology Corp. (I)	1,500	29,310
Parexel International Corp. (I)	1,100	25,443
Park Electrochemical Corp.	400	10,536
Park National Corp.	300	19,212
Park-Ohio Holdings Corp. (I)	300	3,990
Parker Drilling Company (I)	2,500	10,875
Parker Hannifin Corp.	2,300	161,138
Patriot Coal Corp. (I)	1,400	15,974
Patterson Companies, Inc.	1,600	45,840
Patterson-UTI Energy, Inc.	2,600	44,408
Paychex, Inc.	2,465	67,763
PDI, Inc. (I)	300	2,622
PDL BioPharma, Inc.	1,900	9,994
Peabody Energy Corp.	2,000	98,020
Peet’s Coffee & Tea, Inc. (I)(L)	200	6,846
Pegasystems, Inc.	500	15,525
Penford Corp. (I)	100	461
Penn National Gaming, Inc. (I)	1,200	35,532
Penn Virginia Corp.	500	8,020
Pennichuck Corp.	200	4,602
Penske Auto Group, Inc. (I)(L)	1,200	15,840
Penson Worldwide, Inc. (I)	200	994
Pentair, Inc.	1,400	47,082
People’s United Financial, Inc.	5,600	73,304
Peoples Bancorp, Inc.	100	1,237
PEP Boys - Manny, Moe & Jack	1,100	11,638
Pepco Holdings, Inc.	2,000	37,200
PepsiCo, Inc.	11,518	765,256
Perficient, Inc. (I)	500	4,570
Pericom Semiconductor Corp. (I)	400	3,476
PerkinElmer, Inc.	1,600	37,024
Perrigo Company	1,000	64,220
Perry Ellis International, Inc. (I)	200	4,370
PetMed Express, Inc.	300	5,250
Petrohawk Energy Corp. (I)	3,000	48,420
Petroleum Development Corp. (I)	400	11,040

122

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Petroquest Energy, Inc. (I)	1,000	$6,090
PetSmart, Inc.	1,300	45,500
Pfizer, Inc.	53,407	916,998
PG&E Corp.	2,765	125,586
PGT, Inc. (I)	400	912
Pharmaceutical Product Development, Inc.	1,500	37,185
Pharmasset, Inc. (I)	300	8,850
PharMerica Corp. (I)	600	5,718
PHH Corp. (I)	900	18,954
Philip Morris International, Inc.	12,807	717,448
Phillips-Van Heusen Corp.	900	54,144
Photronics, Inc. (I)	1,000	5,290
PICO Holdings, Inc. (I)	500	14,930
Piedmont Natural Gas Company, Inc.	900	26,100
Pier 1 Imports, Inc. (I)	1,600	13,104
Pike Electric Corp. (I)	500	3,640
Pinnacle Entertainment, Inc. (I)	1,500	16,725
Pinnacle Financial Partners, Inc. (I)	500	4,595
Pinnacle West Capital Corp.	1,200	49,524
Pioneer Drilling Company (I)	300	1,914
Pioneer Natural Resources Company	1,900	123,557
Piper Jaffray Companies, Inc. (I)	200	5,826
Pitney Bowes, Inc.	1,800	38,484
Plains Exploration & Production Company (I)	1,900	50,673
Plantronics, Inc.	900	30,402
Plexus Corp. (I)	500	14,675
PMA Capital Corp., Class A (I)	600	4,524
PMC-Sierra, Inc. (I)	3,400	25,024
PMFG, Inc. (I)	100	1,705
PNC Financial Services Group, Inc.	5,600	290,696
PNM Resources, Inc.	1,200	13,668
Polaris Industries, Inc. (L)	500	32,550
Polo Ralph Lauren Corp.	900	80,874
Polycom, Inc. (I)	1,100	30,008
PolyOne Corp. (I)	1,200	14,508
Polypore International, Inc. (I)	800	24,128
Pool Corp. (L)	700	14,049
Portfolio Recovery Associates, Inc.	200	12,930
Portland General Electric Company	1,100	22,308
Powell Industries, Inc. (I)	100	3,112
Power Integrations, Inc.	400	12,716
Power-One, Inc. (I)(L)	1,200	10,908
PPG Industries, Inc.	1,300	94,640
PPL Corp.	3,365	91,629
Praxair, Inc.	2,600	234,676
Pre-Paid Legal Services, Inc. (L)	100	6,249
Precision Castparts Corp.	1,200	152,820
Premiere Global Services, Inc. (I)	1,100	7,788
Presidential Life Corp.	300	2,940
Prestige Brands Holdings, Inc. (I)	1,300	12,857
priceline.com, Inc. (I)	500	174,170
Pricesmart, Inc.	500	14,565
Pride International, Inc. (I)	3,000	88,290
Principal Financial Group, Inc.	4,100	106,272
PrivateBancorp, Inc.	900	10,251
ProAssurance Corp. (I)	500	28,795
Progenics Pharmaceuticals, Inc. (I)	200	1,010
Progress Energy, Inc.	2,600	115,492
Progress Software Corp. (I)	500	16,550
PROS Holdings, Inc. (I)	700	6,496
Prosperity Bancshares, Inc. (L)	700	22,729
Protective Life Corp.	900	19,584
Provident Financial Services, Inc. (L)	1,100	13,596
Provident New York Bancorp	800	6,712
Prudential Financial, Inc.	5,100	276,318

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
PSS World Medical, Inc. (I)	900	$19,242
Psychiatric Solutions, Inc.	800	26,840
Public Service Enterprise Group, Inc.	4,500	148,860
Pulte Group, Inc. (I)(L)	5,100	44,676
QEP Resources, Inc.	2,500	75,350
QLogic Corp. (I)	1,700	29,988
Quaker Chemical Corp.	100	3,256
QUALCOMM, Inc.	10,500	473,760
Quality Systems, Inc.	400	26,524
Quanex Building Products Corp.	500	8,635
Quanta Services, Inc. (I)	2,800	53,424
Quantum Corp. (I)	2,200	4,664
Quest Diagnostics, Inc.	1,200	60,564
Quest Software, Inc. (I)	1,300	31,967
Questar Corp.	2,500	43,825
Questcor Pharmaceuticals, Inc. (I)	900	8,928
Quicksilver Resources, Inc. (I)	2,800	35,280
Quidel Corp. (I)	400	4,396
Quiksilver, Inc. (I)	1,800	7,038
Qwest Communications International, Inc. (L)	15,100	94,677
R.R. Donnelley & Sons Company	2,600	44,096
Rackspace Hosting, Inc. (I)(L)	2,100	54,558
Radian Group, Inc.	2,100	16,422
Radiant Systems, Inc. (I)	300	5,130
RadioShack Corp.	1,730	36,901
RadiSys Corp. (I)	200	1,884
Ralcorp Holdings, Inc.	800	46,784
Rambus, Inc. (I)	1,700	35,428
Range Resources Corp.	1,100	41,943
Raven Industries, Inc.	300	11,367
Raymond James Financial, Inc. (L)	1,800	45,594
Raytheon Company	3,200	146,272
RBC Bearings, Inc. (I)	300	10,194
RC2 Corp. (I)	400	8,380
RealNetworks, Inc. (I)	2,800	9,128
Red Hat, Inc. (I)	1,585	64,985
Red Robin Gourmet Burgers, Inc. (I)	400	7,844
Regal Entertainment Group	1,700	22,304
Regal-Beloit Corp.	600	35,214
Regeneron Pharmaceuticals, Inc. (I)	1,100	30,140
Regions Financial Corp.	16,000	116,320
Regis Corp. (L)	1,100	21,043
RehabCare Group, Inc. (I)	300	6,066
Reinsurance Group of America, Inc.	1,100	53,119
Reliance Steel & Aluminum Company	1,300	53,989
Renaissance Learning, Inc.	300	3,057
Renasant Corp.	200	3,042
Rent-A-Center, Inc.	1,100	24,618
Rentrak Corp. (I)	200	5,054
Republic Bancorp, Inc., Class A	300	6,339
Republic First Bancorp, Inc. (I)	700	1,421
Republic Services, Inc.	3,305	100,769
Res-Care, Inc. (I)	700	9,289
ResMed, Inc. (I)(L)	2,000	65,620
Resource America, Inc.	565	3,209
Resources Connection, Inc.	700	9,632
Retail Ventures, Inc. (I)	2,500	26,900
Revlon, Inc. (I)	600	7,572
Reynolds American, Inc.	2,400	142,536
RF Micro Devices, Inc. (I)	3,400	20,876
RG Barry Corp.	800	8,232
Richardson Electronics, Ltd.	300	3,150
Rigel Pharmaceuticals, Inc. (I)	800	6,728
RightNow Technologies, Inc. (I)	600	11,820
Rimage Corp. (I)	200	3,288

123

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Riverbed Technology, Inc. (I)	900	$41,022
RLI Corp.	400	22,648
Robbins & Myers, Inc.	600	16,068
Robert Half International, Inc. (L)	1,200	31,200
Rock-Tenn Company, Class A	600	29,886
Rockville Financial, Inc.	200	2,298
Rockwell Automation, Inc.	1,400	86,422
Rockwell Collins, Inc.	1,265	73,686
Rockwood Holdings, Inc. (I)	900	28,323
Rodman & Renshaw Capital Group, Inc.	1,000	2,150
Rofin-Sinar Technologies, Inc. (I)	600	15,228
Rogers Corp. (I)	300	9,444
Rollins, Inc.	1,300	30,394
Roma Financial Corp.	200	2,106
Roper Industries, Inc.	1,400	91,252
Rosetta Resources, Inc. (I)	700	16,443
Rosetta Stone, Inc. (I)	300	6,372
Ross Stores, Inc.	1,100	60,082
Rovi Corp. (I)	1,500	75,615
Rowan Companies, Inc. (I)	1,700	51,612
Royal Caribbean Cruises, Ltd. (I)	3,900	122,967
Royal Gold, Inc.	900	44,856
RPC, Inc. (L)	1,400	29,624
RPM International, Inc.	1,700	33,864
RRI Energy, Inc. (I)	5,820	20,661
RSC Holdings, Inc. (I)	1,400	10,444
RTI Biologics, Inc. (I)	1,400	3,682
RTI International Metals, Inc. (I)	400	12,248
Rubicon Technology, Inc. (I)(L)	400	9,076
Ruby Tuesday, Inc. (I)	1,200	14,244
Ruddick Corp.	700	24,276
Rudolph Technologies, Inc. (I)	600	4,986
Rush Enterprises, Inc., Class A (I)	500	7,670
Ruth’s Hospitality Group, Inc. (I)	900	3,609
Ryder Systems, Inc.	800	34,216
Ryland Group, Inc.	900	16,128
S&T Bancorp, Inc.	400	6,968
S.Y. Bancorp, Inc.	100	2,482
S1 Corp. (I)	700	3,647
Saba Software, Inc. (I)	800	4,352
Safeguard Scientifics, Inc. (I)	400	5,012
Safety Insurance Group, Inc.	200	8,404
Safeway, Inc.	5,200	110,032
Saia, Inc. (I)	300	4,479
SAIC, Inc. (I)	2,075	33,159
Saks, Inc. (L)	2,500	21,500
Salesforce.com, Inc. (I)	1,100	122,980
Salix Pharmaceuticals, Ltd. (I)	700	27,804
Sally Beauty Holdings, Inc. (I)(L)	2,450	27,440
Sanders Morris Harris Group, Inc.	900	5,094
Sanderson Farms, Inc.	400	17,316
SanDisk Corp. (I)	3,300	120,945
SandRidge Energy, Inc. (I)	5,388	30,604
Sandy Spring Bancorp, Inc.	300	4,650
Sangamo Biosciences, Inc. (I)	700	2,401
Santarus, Inc. (I)	1,300	3,913
Sapient Corp.	1,600	19,152
Sara Lee Corp.	6,900	92,667
Sauer-Danfoss, Inc. (I)	300	6,387
SAVVIS, Inc. (I)	804	16,948
SBA Communications Corp., Class A (I)	1,000	40,300
SCANA Corp.	1,000	40,320
Scansource, Inc. (I)	600	16,644
SCBT Financial Corp.	300	9,357
Schawk, Inc., Class A	500	9,230

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Schlumberger, Ltd.	10,529	$648,692
Schnitzer Steel Industries, Inc.	400	19,312
School Specialty, Inc. (I)	200	2,602
Schweitzer-Mauduit International, Inc.	300	17,493
Scientific Games Corp. (I)	1,200	11,640
Scripps Networks Interactive, Inc., Class A	1,100	52,338
SeaBright Holdings, Inc.	200	1,612
Seachange International, Inc. (I)	300	2,223
SEACOR Holdings, Inc. (I)	300	25,548
Seahawk Drilling, Inc. (I)	213	1,802
Sealed Air Corp.	2,200	49,456
Sealy Corp. (I)	1,200	2,928
Sears Holdings Corp. (I)(L)	1,100	79,354
Seattle Genetics, Inc. (I)	1,400	21,742
SEI Investments Company	1,800	36,612
Select Comfort Corp. (I)	800	5,424
Selective Insurance Group, Inc.	800	13,032
Sempra Energy	1,700	91,460
Semtech Corp. (I)	800	16,152
Seneca Foods Corp., Class A (I)	200	5,238
Sensient Technologies Corp.	900	27,441
Sequenom, Inc. (I)(L)	800	5,608
Service Corp. International	3,200	27,584
SFN Group, Inc. (I)	800	4,808
Shenandoah Telecommunications Company	200	3,634
Shoe Carnival, Inc. (I)	300	6,066
Shuffle Master, Inc. (I)	1,100	9,251
Shutterfly, Inc. (I)	400	10,396
Sierra Bancorp	100	1,235
Sigma Designs, Inc. (I)(L)	900	10,341
Sigma-Aldrich Corp. (L)	1,100	66,418
Signature Bank/NY (I)	700	27,188
Silgan Holdings, Inc.	1,200	38,040
Silicon Graphics International Corp. (I)	600	4,656
Silicon Image, Inc. (I)	400	1,912
Silicon Laboratories, Inc. (I)	700	25,655
Simmons First National Corp., Class A	200	5,654
Simpson Manufacturing Company, Inc.	1,000	25,780
Sinclair Broadcast Group, Inc., Class A	1,000	7,020
Sirona Dental Systems, Inc.	800	28,832
SJW Corp.	300	7,389
Skechers U.S.A., Inc., Class A (I)	400	9,396
Skilled Healthcare Group, Inc. (I)	300	1,179
Skyline Corp.	100	2,026
Skywest, Inc.	1,200	16,752
Skyworks Solutions, Inc. (L)	3,000	62,040
SLM Corp. (I)	6,700	77,385
SM Energy Company	700	26,222
Smart Balance, Inc. (I)	1,172	4,547
Smart Modular Technologies (WWH), Inc. (I)	1,100	6,633
Smith & Wesson Holding Corp. (I)(L)	1,700	6,052
Smith Micro Software, Inc. (I)	700	6,958
Smithfield Foods, Inc. (I)	2,500	42,075
Snap-On, Inc.	900	41,859
Solera Holdings, Inc.	1,000	44,160
Solutia, Inc. (I)	1,700	27,234
Sonic Automotive, Inc.	600	5,898
Sonic Corp. (I)	600	4,848
Sonic Solutions (I)(L)	500	5,690
Sonoco Products Company	1,300	43,472
SonoSite, Inc. (I)	300	10,053
Sonus Networks, Inc. (I)	1,700	6,001
Sotheby’s	800	29,456
Sourcefire, Inc. (I)	200	5,768
South Jersey Industries, Inc.	400	19,788

124

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Southern Company	5,665	$210,965
Southern Copper Corp.	5,800	203,696
Southern Union Company	1,700	40,902
Southside Bancshares, Inc.	410	7,745
Southwest Airlines Company	9,400	122,858
Southwest Bancorp, Inc. (I)	200	2,594
Southwest Gas Corp.	600	20,154
Southwestern Energy Company (I)	2,300	76,912
Spansion, Inc., Class A (I)	900	13,473
Spartan Stores, Inc.	200	2,900
Spartech Corp. (I)	400	3,284
Spectra Energy Corp.	4,600	103,730
Spectranetics Corp. (I)	700	3,794
Spectrum Brands Holdings, Inc. (I)	600	16,308
Spectrum Control, Inc. (I)	300	4,416
Spectrum Pharmaceuticals, Inc. (I)(L)	1,100	4,587
Speedway Motorsports, Inc.	700	10,976
Spirit Aerosystems Holdings, Inc., Class A (I)	1,400	27,902
Sprint Nextel Corp. (I)	31,300	144,919
SPX Corp.	800	50,624
SRA International, Inc., Class A (I)	700	13,804
SRS Labs, Inc. (I)	400	3,736
St. Jude Medical, Inc. (I)	2,290	90,089
Stage Stores, Inc.	500	6,500
Stamps.com, Inc.	400	5,200
StanCorp Financial Group, Inc.	800	30,400
Standard Microsystems Corp. (I)	300	6,843
Standard Motor Products, Inc.	500	5,265
Standard Pacific Corp. (I)(L)	2,300	9,131
Standard Parking Corp. (I)	200	3,420
Standard Register Company	200	584
Standex International Corp.	300	7,257
Stanley Black & Decker, Inc.	2,156	132,120
Staples, Inc.	4,689	98,094
Starbucks Corp.	4,800	122,784
Starwood Hotels & Resorts Worldwide, Inc.	1,700	89,335
State Auto Financial Corp.	900	13,689
State Bancorp, Inc.	200	1,796
State Street Corp.	3,500	131,810
STEC, Inc. (I)	700	8,715
Steel Dynamics, Inc.	3,000	42,330
Steelcase, Inc., Class A	1,200	9,996
Stein Mart, Inc. (I)	700	6,181
Steinway Musical Instruments, Inc.	100	1,722
StellarOne Corp.	200	2,544
Stepan Company	100	5,911
Stericycle, Inc. (I)(L)	500	34,740
STERIS Corp.	844	28,038
Sterling Bancorp	600	5,214
Sterling Bancshares, Inc.	1,900	10,203
Sterling Construction Company, Inc. (I)	300	3,714
Sterling Financial Corp. (I)(L)	300	195
Steven Madden, Ltd.	300	12,318
Stewart Enterprises, Inc., Class A (L)	1,600	8,624
Stewart Information Services Corp.	200	2,264
Stifel Financial Corp. (I)	350	16,202
Stillwater Mining Company (I)(L)	1,800	30,312
Stone Energy Corp. (I)(L)	200	2,946
Stoneridge, Inc. (I)	200	2,102
Stratasys, Inc. (I)	200	5,544
Strayer Education, Inc. (L)	300	52,350
Stryker Corp.	2,828	141,541
Sturm Ruger & Company, Inc. (L)	300	4,092
SuccessFactors, Inc. (I)	1,000	25,110
Suffolk Bancorp	100	2,532

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Sun Bancorp, Inc. (I)	315	$1,607
Sun Healthcare Group, Inc.	900	7,623
Sun Hydraulics, Inc.	300	8,457
Sunoco, Inc.	2,100	76,650
SunPower Corp., Class A (I)	200	2,880
SunPower Corp., Class B (I)	709	9,827
Sunrise Senior Living, Inc. (I)	300	1,029
SunTrust Banks, Inc.	5,500	142,065
Super Micro Computer, Inc. (I)	700	7,273
Superior Energy Services, Inc. (I)	1,400	37,366
Superior Industries International, Inc.	500	8,640
Supertex, Inc. (I)	100	2,212
SUPERVALU, Inc.	2,900	33,437
Support.com, Inc. (I)	600	2,748
SureWest Communications (I)	200	1,480
SurModics, Inc. (I)	200	2,384
Susquehanna Bancshares, Inc.	2,100	17,724
Susser Holdings Corp. (I)	200	2,800
SVB Financial Group (I)	500	21,160
Swift Energy Company (I)	500	14,040
SWS Group, Inc.	400	2,868
SXC Health Solutions Corp. (I)	400	14,602
Sycamore Networks, Inc.	470	15,233
SYKES Enterprises, Inc. (I)	600	8,148
Symantec Corp. (I)	5,500	83,435
Symmetricom, Inc. (I)	900	5,148
Symmetry Medical, Inc. (I)	400	3,856
Synaptics, Inc. (I)	500	14,070
Synchronoss Technologies, Inc. (I)	500	8,905
Syniverse Holdings, Inc. (I)	1,000	22,670
SYNNEX Corp. (I)	700	19,698
Synopsys, Inc. (I)	2,100	52,017
Synovis Life Technologies, Inc. (I)	100	1,495
Synovus Financial Corp. (L)	5,500	13,530
Synta Pharmaceuticals Corp. (I)	300	1,197
Syntel, Inc.	700	31,150
Sysco Corp.	4,059	115,763
Systemax, Inc.	700	8,596
T-3 Energy Services, Inc. (I)	300	7,845
T. Rowe Price Group, Inc. (L)	1,800	90,117
Take-Two Interactive Software, Inc. (L)	1,019	10,333
TAL International Group, Inc.	700	16,954
Talbots, Inc. (I)(L)	900	11,790
Taleo Corp. (I)	600	17,394
Targacept, Inc. (I)	256	5,719
Target Corp.	6,500	347,360
Taser International, Inc. (I)	400	1,552
Taylor Capital Group, Inc. (I)(L)	400	4,588
TCF Financial Corp.	1,900	30,761
TD Ameritrade Holding Corp.	5,297	85,547
Team, Inc.	400	6,884
Tech Data Corp. (I)	800	32,240
Techne Corp.	600	37,038
Technitrol, Inc.	800	3,528
TechTarget, Inc. (I)	289	1,517
TECO Energy, Inc. (L)	1,900	32,908
Tecumseh Products Company, Class A (I)	100	1,147
Tejon Ranch Company (I)	338	7,324
Tekelec, Inc. (I)	1,000	12,960
TeleCommunication Systems, Inc. (I)	300	1,173
Teledyne Technologies, Inc. (I)	500	19,910
Teleflex, Inc.	600	34,068
Telephone & Data Systems, Inc.	800	26,240
Telephone & Data Systems, Inc. -
Special Shares	900	25,515

125

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
TeleTech Holdings, Inc. (I)	900	$13,356
Tellabs, Inc.	8,800	65,560
Telular Corp. (I)	700	2,135
Temple-Inland, Inc.	2,100	39,186
Tempur-Pedic International, Inc. (I)	800	24,800
Tenet Healthcare Corp.	8,000	37,760
Tennant Company	300	9,270
Tenneco, Inc. (I)	300	8,691
Teradata Corp. (I)	1,400	53,984
Teradyne, Inc. (I)(L)	2,400	26,736
Terex Corp.	1,500	34,380
Terremark Worldwide, Inc. (I)	1,100	11,374
Territorial Bancorp, Inc.	200	3,366
Tesoro Corp. (I)	2,000	26,720
Tessera Technologies, Inc. (I)	1,000	18,500
Teton Advisors, Inc., Class A (I)	1	7
Tetra Tech, Inc. (I)	800	16,776
TetraTechnologies, Inc. (I)	1,600	16,320
Texas Capital Bancshares, Inc. (I)	800	13,816
Texas Industries, Inc.	600	18,912
Texas Instruments, Inc.	8,300	225,262
Texas Roadhouse, Inc., Class A (I)	1,200	16,872
Textron, Inc.	3,600	74,016
TFS Financial Corp. (I)	4,100	37,679
The Advisory Board Company (I)	300	13,245
The AES Corp. (I)	8,000	90,800
The Allstate Corp.	5,800	182,990
The Andersons, Inc.	300	11,370
The Bank of New York Mellon Corp.	13,350	348,836
The Boeing Company	5,900	392,586
The Brinks Company	700	16,100
The Buckle, Inc.	550	14,597
The Cato Corp., Class A	400	10,704
The Charles Schwab Corp.	7,700	107,030
The Cheesecake Factory, Inc. (I)	800	21,176
The Children’s Place Retail Stores, Inc. (I)	600	29,262
The Coca-Cola Company	15,579	911,683
The Cooper Companies, Inc.	700	32,354
The Corporate Executive Board Company	500	15,780
The Dolan Company (I)	400	4,548
The Dow Chemical Company	9,876	271,195
The Dress Barn, Inc. (I)	1,100	26,125
The Empire District Electric Company	500	10,075
The Ensign Group, Inc.	200	3,590
The Estee Lauder Companies, Inc., Class A	1,000	63,230
The Finish Line, Inc., Class A	300	4,173
The First Marblehead Corp. (I)	800	1,872
The Gap, Inc.	4,528	84,402
The Geo Group, Inc. (I)	1,220	28,487
The Goldman Sachs Group, Inc.	4,212	608,971
The Goodyear Tire & Rubber Company (I)	1,900	20,425
The Gorman-Rupp Company (L)	300	8,268
The Great Atlantic & Pacific Tea
Company, Inc. (L)	1,000	3,960
The Hackett Group, Inc. (I)	1,000	4,130
The Hain Celestial Group, Inc. (I)	600	14,388
The Hershey Company (L)	1,400	66,626
The Interpublic Group of Companies, Inc. (I)	6,700	67,201
The J.M. Smucker Company	1,800	108,954
The Knot, Inc. (I)	300	2,739
The Kroger Company	5,159	111,744
The Laclede Group, Inc.	400	13,768
The Manitowoc Company, Inc. (L)	2,700	32,697
The McClatchy Company, Class A (I)	800	3,144
The McGraw-Hill Companies, Inc.	2,600	85,956

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
The Medicines Company (I)	400	$5,680
The Men’s Wearhouse, Inc.	900	21,411
The Mosaic Company	2,300	135,148
The NASDAQ OMX Group, Inc. (I)	2,800	54,404
The Navigators Group, Inc. (I)	400	17,852
The New York Times Company, Class A (I)	1,400	10,836
The Pantry, Inc. (I)	300	7,233
The Phoenix Companies, Inc. (I)	1,200	2,520
The PMI Group, Inc. (I)(L)	2,600	9,542
The Procter & Gamble Company	23,747	1,424,108
The Progressive Corp.	6,100	127,307
The Providence Service Corp. (I)	500	8,195
The Scotts Miracle-Gro Company, Class A	900	46,557
The Shaw Group, Inc. (I)	1,235	41,447
The Sherwin-Williams Company	800	60,112
The St. Joe Company (I)(L)	1,600	39,792
The Student Loan Corp. (I)	500	14,850
The Timberland Company, Class A (I)	800	15,848
The Toro Company	400	22,492
The Travelers Companies, Inc.	5,900	307,390
The Walt Disney Company	17,566	581,610
The Warnaco Group, Inc. (I)	600	30,678
The Washington Post Company, Class B	200	79,882
The Western Union Company	4,700	83,049
The Wet Seal, Inc., Class A (I)	2,000	6,780
The Williams Companies, Inc.	4,000	76,440
Theravance, Inc. (I)(L)	205	4,121
Thermo Fisher Scientific, Inc.	4,611	220,775
Thomas & Betts Corp.	800	32,816
Thor Industries, Inc.	700	23,380
Thoratec Corp. (I)	800	29,584
THQ, Inc. (I)(L)	1,200	4,824
TIBCO Software, Inc. (I)	3,100	54,994
Tidewater, Inc.	800	35,848
Tiffany & Company	1,300	61,087
Time Warner Cable, Inc.	3,940	212,721
Time Warner, Inc.	12,633	387,201
Timken Company	1,300	49,868
Titan International, Inc.	525	7,124
Titan Machinery, Inc. (I)	400	6,520
Titanium Metals Corp. (I)(L)	2,800	55,888
TiVo, Inc. (I)	1,700	15,402
TJX Companies, Inc.	2,665	118,939
TNS, Inc.	400	6,780
Toll Brothers, Inc. (I)(L)	2,900	55,158
TomoTherapy, Inc. (I)	2,100	7,392
Tompkins Financial Corp.	110	4,363
Tootsie Roll Industries, Inc. (L)	423	10,524
Torchmark Corp.	1,200	63,768
Total SA, SADR	6,600	340,560
Total Systems Services, Inc. (L)	2,600	39,624
Tower Bancorp, Inc.	200	4,054
Tower Group, Inc.	700	16,345
Towers Watson & Company, Class A	500	24,590
TowneBank (L)	500	7,480
Tractor Supply Company	1,200	47,592
TradeStation Group, Inc. (I)	800	5,264
Transatlantic Holdings, Inc.	1,000	50,820
Transcept Pharmaceuticals, Inc. (I)	253	1,763
TransDigm Group, Inc.	700	43,435
Travelzoo, Inc. (I)	400	10,304
Tree.com, Inc. (I)	20	131
TreeHouse Foods, Inc. (I)	600	27,660
Trex Company, Inc. (I)(L)	300	5,721
TriCo Bancshares	400	6,148

126

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
TriMas Corp. (I)	500	$7,425
Trimble Navigation, Ltd. (I)	1,600	56,064
Trimeris, Inc.	500	1,260
Trinity Industries, Inc. (L)	1,000	22,270
TriQuint Semiconductor, Inc. (I)	4,300	41,280
Triumph Group, Inc.	400	29,836
True Religion Apparel, Inc. (I)	400	8,536
TrueBlue, Inc. (I)	500	6,825
TrustCo Bank Corp.	1,600	8,896
Trustmark Corp. (L)	1,100	23,914
TRW Automotive Holdings Corp. (I)	2,300	95,588
TTM Technologies, Inc. (I)	700	6,853
Tuesday Morning Corp. (I)	900	4,293
Tupperware Brands Corp.	1,000	45,760
Tutor Perini Corp. (L)	700	14,063
TW Telecom, Inc. (I)	2,100	38,997
Twin Disc, Inc.	400	5,580
Tyler Technologies, Inc.	500	10,080
Tyson Foods, Inc., Class A	4,400	70,488
U.S. Bancorp	17,500	378,350
UAL Corp.	2,100	49,623
UGI Corp.	1,400	40,054
UIL Holding Corp.	400	11,264
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	900	26,280
Ultra Clean Holdings, Inc. (I)	400	3,448
Ultra Petroleum Corp. (I)	1,100	46,178
Ultratech, Inc. (I)	200	3,420
UMB Financial Corp.	700	24,857
Umpqua Holdings Corp.	2,100	23,814
Under Armour, Inc., Class A (I)(L)	600	27,024
Unica Corp. (I)	400	8,392
Unifi, Inc. (I)	1,400	6,314
Unifirst Corp.	200	8,830
Union Drilling, Inc. (I)	900	4,032
Union First Market Bankshares Corp.	100	1,306
Union Pacific Corp.	5,300	433,540
Unisource Energy Corp.	500	16,715
Unisys Corp. (I)	500	13,950
Unit Corp. (I)	1,000	37,290
United Bankshares, Inc.	900	22,401
United Community Banks, Inc. (I)(L)	409	916
United Financial Bancorp, Inc.	500	6,755
United Fire & Casualty Company	500	10,605
United Natural Foods, Inc. (I)	700	23,198
United Online, Inc.	1,300	7,436
United Parcel Service, Inc., Class B	4,677	311,909
United Rentals, Inc. (I)(L)	800	11,872
United States Cellular Corp. (I)	700	32,179
United States Lime & Minerals, Inc. (I)	100	3,866
United States Steel Corp. (L)	1,800	78,912
United Stationers, Inc.	500	26,755
United Technologies Corp.	6,100	434,503
United Therapeutics Corp. (I)	800	44,808
UnitedHealth Group, Inc.	9,900	347,589
Unitil Corp.	200	4,390
Unitrin, Inc.	1,300	31,707
Universal American Financial Corp.	1,600	23,600
Universal Corp.	400	16,036
Universal Display Corp. (I)	200	4,700
Universal Electronics, Inc. (I)	100	2,085
Universal Forest Products, Inc.	300	8,775
Universal Health Services, Inc., Class B	1,200	46,632
Universal Insurance Holdings, Inc.	800	3,592
Universal Stainless & Alloy Products, Inc. (I)	100	2,456
Universal Technical Institute, Inc.	300	5,865

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Universal Truckload Services, Inc.	100	$1,566
Univest Corp. of Pennsylvania	200	3,492
Unum Group	4,220	93,473
UQM Technologies, Inc. (I)	900	2,304
Uranium Energy Corp. (I)(L)	1,600	5,248
Urban Outfitters, Inc. (I)	1,500	47,160
URS Corp.	1,300	49,374
US Airways Group, Inc. (I)(L)	2,300	21,275
US Auto Parts Network, Inc. (I)	700	5,740
US Ecology, Inc.	100	1,600
US Gold Corp. (I)	1,400	6,958
US Physical Therapy, Inc. (I)	300	5,016
USA Mobility, Inc.	500	8,015
USA Truck, Inc. (I)	200	2,996
USANA Health Sciences, Inc. (I)	200	8,072
USEC, Inc. (I)	2,500	12,975
USG Corp. (I)(L)	1,400	18,466
UTStarcom, Inc. (I)(L)	1,900	4,123
VAALCO Energy, Inc.	600	3,444
Vail Resorts, Inc. (I)	700	26,264
Valassis Communications, Inc. (I)	700	23,723
Valero Energy Corp.	8,000	140,080
Valhi, Inc.	1,500	30,450
Valley National Bancorp	2,094	27,013
Valmont Industries, Inc.	400	28,960
Valspar Corp.	1,500	47,775
ValueClick, Inc. (I)	900	11,772
Vanda Pharmaceuticals, Inc. (I)	400	2,672
Varian Medical Systems, Inc. (I)(L)	1,100	66,550
Varian Semiconductor Equipment
Associates, Inc. (I)	1,000	28,780
Vascular Solutions, Inc. (I)	400	4,592
VCA Antech, Inc. (I)	1,400	29,526
Vector Group, Ltd. (L)	1,113	20,813
Vectren Corp.	1,200	31,044
Veeco Instruments, Inc. (I)(L)	600	20,922
Venoco, Inc. (I)	900	17,667
VeriFone Holdings, Inc. (I)	1,000	31,070
VeriSign, Inc. (I)(L)	1,600	50,784
Verizon Communications, Inc.	25,800	840,822
Vertex Pharmaceuticals, Inc. (I)	1,600	55,312
VF Corp.	1,500	121,530
Viacom, Inc.	400	16,036
Viacom, Inc., Class B	4,700	170,093
Viad Corp.	400	7,736
Viasat, Inc. (I)	400	16,444
Vical, Inc. (I)	900	2,007
Vicor Corp.	200	2,922
Viewpoint Financial Group	420	3,885
Virginia Commerce Bancorp, Inc. (I)	600	2,916
Viropharma, Inc. (I)	1,000	14,910
Virtus Investment Partners, Inc. (I)	85	2,572
Virtusa Corp. (I)	600	5,814
Visa, Inc., Class A	4,100	304,466
Vishay Intertechnology, Inc. (I)	3,500	33,880
Vishay Precision Group, Inc. (I)	250	3,903
Vital Images, Inc. (I)	100	1,323
Vivus, Inc. (I)	900	6,021
VMware, Class A (I)(L)	800	67,952
Vocus, Inc. (I)	100	1,848
Volcom, Inc.	400	7,648
Volt Information Sciences, Inc. (I)	500	3,600
Volterra Semiconductor Corp. (I)(L)	300	6,456
Vonage Holdings Corp. (I)(L)	2,900	7,395
VSE Corp.	100	3,527

127

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Vulcan Materials Company (L)	1,600	$59,072
W&T Offshore, Inc.	1,000	10,600
W.R. Berkley Corp.	2,000	54,140
W.R. Grace & Company (I)	1,100	30,734
WABCO Holdings, Inc. (I)	800	33,552
Wabtec Corp.	600	28,674
Waddell & Reed Financial, Inc., Class A	1,200	32,832
Wal-Mart Stores, Inc.	25,259	1,351,862
Walgreen Company	7,420	248,570
Walter Energy, Inc.	700	56,903
Warner Music Group Corp. (I)	1,800	8,100
Warren Resources, Inc. (I)	900	3,573
Washington Banking Company	400	5,544
Washington Federal, Inc.	1,600	24,416
Washington Trust Bancorp, Inc.	400	7,648
Waste Connections, Inc.	1,100	43,626
Waste Management, Inc.	4,265	152,431
Waters Corp. (I)	800	56,624
Waterstone Financial, Inc. (I)	200	798
Watsco, Inc. (L)	400	22,272
Watson Pharmaceuticals, Inc. (I)	1,700	71,927
Watts Water Technologies, Inc., Class A	600	20,430
Wausau Paper Corp.	400	3,316
WD-40 Company	300	11,406
Weatherford International, Ltd. (I)	900	15,390
Web.com Group, Inc. (I)	700	3,850
WebMD Health Corp. (I)	800	39,896
Websense, Inc. (I)	700	12,418
Webster Financial Corp.	1,300	22,828
Weight Watchers International, Inc.	1,100	34,309
Weis Markets, Inc.	300	11,739
WellCare Health Plans, Inc. (I)	800	23,168
WellPoint, Inc. (I)	4,700	266,208
Wells Fargo & Company	44,435	1,116,652
Wendy’s/Arby’s Group, Inc., Class A	6,304	28,557
Werner Enterprises, Inc.	900	18,441
WesBanco, Inc.	400	6,536
WESCO International, Inc. (I)	800	31,432
West Bancorp, Inc. (I)	800	5,040
West Coast Bancorp (I)	1,205	2,747
West Marine, Inc. (I)	300	3,048
West Pharmaceutical Services, Inc.	500	17,155
Westamerica Bancorp. (L)	400	21,796
Westar Energy, Inc.	1,600	38,768
Western Alliance Bancorp (I)	1,400	9,380
Western Digital Corp. (I)	2,600	73,814
Western Refining, Inc. (I)(L)	900	4,716
Westfield Financial, Inc.	400	3,120
Westlake Chemical Corp.	1,000	29,930
Westwood Holdings Group, Inc.	200	6,766
Westwood One, Inc. (I)	103	874
Weyerhaeuser Company (L)	5,864	92,417
WGL Holdings, Inc.	700	26,446
Whirlpool Corp.	1,300	105,248
White Mountains Insurance Group, Ltd.	100	30,846
Whiting Petroleum Corp. (I)	800	76,408
Whitney Holding Corp.	1,400	11,438
Whole Foods Market, Inc. (I)(L)	1,700	63,087
Willbros Group, Inc. (I)	600	5,502
Williams-Sonoma, Inc. (L)	1,500	47,550
Wilmington Trust Corp. (L)	1,600	14,368
Wilshire Bancorp, Inc. (I)	700	4,578
Windstream Corp.	4,921	60,479
Winn-Dixie Stores, Inc. (I)	800	5,704
Winnebago Industries, Inc. (I)(L)	400	4,168

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Wintrust Financial Corp.	500	$16,205
Wisconsin Energy Corp.	1,300	75,140
WMS Industries, Inc.	700	26,649
Wolverine World Wide, Inc.	859	24,920
Woodward Governor Company	900	29,178
World Acceptance Corp. (I)	300	13,248
World Fuel Services Corp. (L)	800	20,808
World Wrestling Entertainment, Inc., Class A	500	6,955
Worthington Industries, Inc.	1,400	21,042
Wright Express Corp. (I)	500	17,855
Wright Medical Group, Inc. (I)	600	8,646
WW Grainger, Inc.	700	83,377
Wyndham Worldwide Corp.	3,000	82,410
Wynn Resorts, Ltd. (L)	1,100	95,447
X-Rite, Inc. (I)	1,300	4,927
Xcel Energy, Inc.	4,075	93,603
XenoPort, Inc. (I)	500	3,555
Xerox Corp.	20,396	211,099
Xilinx, Inc.	2,900	77,169
Yahoo!, Inc. (I)	11,400	161,538
York Water Company	200	3,206
Young Innovations, Inc.	100	2,861
Yum! Brands, Inc.	3,300	151,998
Zale Corp. (I)	300	630
Zebra Technologies Corp., Class A (I)	900	30,276
Zep, Inc.	400	6,976
Zimmer Holdings, Inc. (I)	1,800	94,194
Zions Bancorporation	2,044	43,660
Zix Corp.	1,800	5,112
Zoll Medical Corp. (I)	300	9,681
Zoltek Companies, Inc. (I)	800	7,776
Zoran Corp. (I)	700	5,348
Zumiez, Inc. (I)	597	12,633
Zymogenetics, Inc. (I)	1,200	11,700

		119,273,898
Virgin Islands - 0.01%
UTi Worldwide, Inc.	1,600	25,728

TOTAL COMMON STOCKS (Cost $170,813,939)		$213,463,317

PREFERRED STOCKS - 0.17%
Brazil - 0.15%
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar	4	138
Companhia de Bebidas das Americas, ADR	700	86,646
Companhia de Ferro Ligas Da Bahia	300	2,222
Companhia de Transmissao de Energia
Eletrica Paulista	200	6,141
Companhia Energetica de Sao Paulo	1,400	20,934
Companhia Paranaense de Energia	500	11,008
Confab Industrial SA	692	2,515
Contax Participacoes SA	400	6,513
Eletropaulo Metropolitana SA	800	14,279
Fertilizantes Fosfatados SA	1,100	11,572
Itau Unibanco Holding SA	4,869	116,459
Klabin SA	6,500	18,056
Lojas Americanas SA	3,200	29,277
Net Servicos de Comunicacao SA (I)	1,518	19,827
Suzano Papel e Celulose SA	2,750	26,086
Tam SA	1,300	29,434
Tele Norte Leste Participacoes SA	700	10,012
Universo Online SA	500	2,866
Usinas Siderurgicas de Minas Gerais SA	3,400	45,582

128

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Vivo Participacoes SA	203	$5,543

		465,110
Germany - 0.02%
Fresenius SE	589	47,564
Porsche Automobil Holding SE	589	29,220

		76,784

TOTAL PREFERRED STOCKS (Cost $353,287)		$541,894

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 29.21%
U.S. Treasury Bonds - 6.34%
7.500%, 11/15/2024	$2,050,000	3,107,351
8.875%, 08/15/2017	1,525,000	2,217,803
10.625%, 08/15/2015	3,985,000	5,760,505
11.250%, 02/15/2015	5,800,000	8,323,000

		19,408,659
U.S. Treasury Notes - 3.46%
2.000%, 11/30/2013	1,700,000	1,769,595
2.750%, 02/15/2019	1,200,000	1,245,000
4.250%, 08/15/2014 to 11/15/2014	6,700,000	7,564,364

		10,578,959
Federal Home Loan Mortgage Corp. - 0.89%
2.500%, 04/23/2014	700,000	735,860
3.750%, 03/27/2019	600,000	652,412
4.875%, 11/15/2013	650,000	729,463
5.500%, 08/20/2012	550,000	601,362

		2,719,097
Federal National Mortgage Association - 0.31%
2.500%, 05/15/2014	900,000	944,566
Federal Farm Credit Bank - 4.75%
3.000%, 09/22/2014	500,000	536,200
4.875%, 12/16/2015 to 01/17/2017	7,000,000	8,119,898
5.125%, 08/25/2016	3,000,000	3,572,973
5.220%, 05/15/2023	800,000	959,822
5.250%, 03/06/2023	1,135,000	1,357,670

		14,546,563
Federal Home Loan Bank - 10.53%
2.875%, 06/12/2015	800,000	846,888
3.625%, 10/18/2013 to 03/10/2017	1,700,000	1,853,095
4.500%, 11/15/2012	700,000	757,547
4.750%, 09/11/2015 to 12/16/2016	4,000,000	4,642,385
4.875%, 05/17/2017	2,000,000	2,343,918
5.000%, 12/21/2015 to 11/17/2017	5,300,000	6,235,936
5.250%, 06/18/2014	1,130,000	1,302,326
5.365%, 09/09/2024	800,000	973,242
5.375%, 05/18/2016 to 09/30/2022	6,950,000	8,313,157
5.500%, 08/13/2014	3,300,000	3,846,770
5.625%, 06/11/2021	905,000	1,115,213

		32,230,477
Tennessee Valley Authority - 2.93%
4.375%, 06/15/2015	3,400,000	3,834,846
4.500%, 04/01/2018	1,500,000	1,718,610
5.500%, 07/18/2017	750,000	904,153
6.250%, 12/15/2017	1,986,000	2,497,345

		8,954,954

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $84,471,311)		$89,383,275

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 0.00%
India - 0.00%
Britannia Industries, Ltd.
8.250%, 03/22/2013	$33,150	$302

TOTAL CORPORATE BONDS (Cost $333)		$302

WARRANTS - 0.00%
Etablissements Maurel et Prom (Expiration
Date: 06/30/2014, Strike
Price: EUR 14.20) (I)	1,051	226
HKC Holdings, Ltd. (Expiration Date:
05/26/2011, Strike Price: HKD 0.313) (I)	153	1
HKC Holdings, Ltd. (Expiration Date:
06/09/2011, Strike Price: HKD 0.50) (I)	2,524	16
Ivanhoe Australia, Ltd. (Expiration Date
09/20/2011, Strike Price: AUD 3.38) (I)	299	98
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00) (I)	450	281
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: USD 21.30) (I)	209	894
Media Prima BHD (Expiration Date:
12/31/2014, Strike Price: MYR 1.80) (I)	402	75
Pacific Andes International Holdings, Ltd.
(Expiration Date: 06/15/2011, Strike Price:
HKD 1.80) (I)	7,200	80

TOTAL WARRANTS (Cost $996)		$1,671

RIGHTS - 0.01%
Bank Of Cyprus Public Company, Ltd.
(Expiration Date: 10/21/2010, Strike
Price: EUR 0.54) (I)	736	452
Cie Generale Des Etablissements Michelin
(Expiration Date: 10/13/2010, Strike
Price: EUR 2.48) (I)	980	2,736
Deutsche Bank AG (Expiration Date:
10/05/2010, Strike Price: EUR 33.00) (I)	3,900	16,068
Ezra Holdings, Ltd. (Expiration Date:
10/06/2010, Strike Price: SGD 1.18) (I)	400	164
National Bank of Greece SA (Expiration
Date: 10/11/2010, Strike
Price: EUR 5.20) (I)	5,031	2,469
National Bank of Greece SA (Expiration Date:
10/11/2010, Strike Price: EUR 5.20) (I)	5,031	4,527
Q-cells SE (Expiration Date: 10/12/2010,
Strike Price: EUR 2.16) (I)	211	276
Q-cells SE (Expiration Date: 10/18/2010,
Strike Price: EUR 4.38) (I)	211	0
Thai Union Frozen Products PCL (Expiration
Date: 10/15/2010, Strike Price:
THB 50.00) (I)	435	111
White Energy Company, Ltd. (Expiration Date:
10/22/2010, Strike Price: AUD 2.50) (I)	393	532

TOTAL RIGHTS (Cost $3,880)		$27,335

SHORT-TERM INVESTMENTS - 3.99%
Short-Term Securities - 0.25%
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	$749,751	749,751

129

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Disciplined Diversification Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 3.74%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	$1,144,945	$11,459,521

TOTAL SHORT-TERM INVESTMENTS (Cost $12,210,655)		$12,209,272

Total Investments (Disciplined Diversification Trust)
(Cost $267,854,401) - 103.14%		$315,627,066
Other assets and liabilities, net - (3.14%)		(9,620,190)

TOTAL NET ASSETS - 100.00%		$306,006,876

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.19%
Bermuda - 0.10%
Central European Media
Enterprises, Ltd. (I)(L)	43,540	$1,077,500
Brazil - 10.84%
Banco ABC Brasil SA	96,300	967,553
Banco Alfa de Investimento SA	35,300	152,090
Banco Santander Brasil SA	17,919	241,462
Banco Santander Brasil SA, ADR	460,878	6,346,290
Bematech SA	57,400	312,104
BM&F BOVESPA SA	2,793,400	23,360,881
BR Malls Participacoes SA	421,100	3,519,122
Brasil Ecodiesel Industria e Comercio de
Biocombustiveis e Oleos Vegetais SA (I)	858,000	491,879
BRF - Brasil Foods SA (L)	303,002	4,705,621
Brookfield Incorporacoes SA	321,400	1,726,670
Camargo Correa Desenvolvimento
Imobiliario SA	81,100	306,761
Cia Providencia Industria e Comercio SA	46,200	191,135
Cosan SA Industria e Comercio	183,800	2,730,929
Empresa Brasileira de Aeronautica
SA, ADR (L)	248,049	7,042,111
Even Construtora e Incorporadora SA	183,600	957,064
EZ Tec Empreendimentos e Participacoes SA	87,400	588,865
Fertilizantes Heringer SA (I)	23,900	101,278
Fibria Celulose SA, SADR (I)(L)	132,398	2,289,161
Gafisa SA	362,800	2,798,191
Gafisa SA, ADR (L)	3,400	52,666
General Shopping Brasil SA (I)	37,000	218,676
Gerdau SA	191,900	1,967,769
Gerdau SA, SADR (L)	1,115,434	15,181,057
Grendene SA	193,100	980,336
Helbor Empreendimentos SA	38,600	424,326
Iguatemi Empresa de Shopping Centers SA	48,000	1,078,014
Industrias Romi SA	111,700	850,953
Inepar SA Industria E Construcoes (I)	5,300	14,566
Inepar SA Industria E Construcoes (I)	16,048	42,681
Inpar SA (I)	241,200	443,340
JBS SA	738,602	3,191,005
JHSF Participacoes SA	151,100	276,838
Kroton Educacional SA	43,900	388,925
Log-in Logistica Intermodal SA (I)	110,300	592,569
Magnesita Refratarios SA (I)	139,606	948,859
Marfrig Frigorificos e Comercio de
Alimentos SA	158,547	1,615,455
Metalfrio Solutions SA	26,400	174,440
Minerva SA (I)	33,800	136,439
MPX Energia SA (I)	57,500	941,342

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
NET Servicos de Comunicacao SA, ADR (I)	40,688	$530,165
Paranapanema SA (I)	210,000	718,617
Perdigao SA	7,000	106,531
Petroleo Brasileiro SA	13,042	234,324
Petroleo Brasileiro SA, ADR	124,338	4,509,739
Petroleo Brasileiro SA, SADR	181,815	5,967,168
Porto Seguro SA	132,624	1,700,911
Profarma Distribuidora de Produtos
Farmaceuticos SA	7,300	70,109
Rodobens Negocios Imobiliarios SA	47,700	490,532
Rossi Residencial SA	6,600	63,191
Santos Brasil Participacoes SA	11,343	122,614
Sao Carlos Empreendimentos e
Participacoes SA	27,805	267,861
Sao Martinho SA	82,800	879,872
SLC Agricola SA	40,800	449,957
Springs Global Participacoes SA	46,933	110,953
Sul America SA	211,500	2,375,000
Tecnisa SA	16,600	93,400
TPI - Triunfo Participacoes e Investimentos SA	23,810	94,142
TRISUL SA	44,046	174,414
Usinas Siderurgicas de Minas Gerais SA	329,000	5,010,833

		112,319,756
Chile - 2.48%
Cementos Bio-Bio SA	50,384	147,824
Cia General de Electricidad	19,916	135,066
CorpBanca SA, SADR (L)	1,311	96,857
Cristalerias de Chile SA	66,213	917,235
Empresas CMPC SA	201,625	10,922,310
Empresas Copec SA	14,341	268,792
Enersis SA, SADR	447,410	10,518,609
GASCO SA	130,347	889,373
Industrias Forestales SA	1,557,243	370,274
Madeco SA	7,897,269	480,710
Masisa SA (I)	4,707,749	807,905
Vina San Pedro Tarapaca SA	19,029,176	177,052

		25,732,007
China - 6.18%
Angang Steel Company, Ltd., Class H (L)	1,318,000	2,106,412
Anton Oilfield Services Group	1,026,000	102,937
Asia Cement China Holdings Corp.	224,000	110,532
Bank of China, Ltd., Class H	10,558,864	5,555,006
Baoye Group Company, Ltd.	376,000	239,338
Beijing Capital International Airport
Company, Ltd., Class H	2,612,000	1,373,582
Beijing Capital Land, Ltd.	1,272,000	453,136
Beijing North Star Company (L)	866,000	245,236
BYD Electronic International Company, Ltd.	947,500	547,393
Catic Shenzhen Holdings, Ltd. (I)	122,000	59,281
China Aoyuan Property Group, Ltd.	1,387,000	230,157
China BlueChemical, Ltd.	2,000	1,441
China Citic Bank Corp, Ltd.	5,169,000	3,324,592
China Coal Energy Company, Series H	2,316,000	3,813,781
China Communications
Construction Company, Ltd.	4,310,555	4,094,019
China Communications Services
Corp., Ltd., Class H	2,176,000	1,288,403
China Huiyuan Juice Group, Ltd. (L)	1,032,500	721,068
China Nickel Resources
Holding Company, Ltd.	518,000	100,412
China Petroleum & Chemical Corp. (L)	16,280	1,437,198
China Railway Construction Corp.	1,809,165	2,429,635
China Rare Earth Holdings, Ltd. (I)	1,000,000	430,925

130

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Resources Microelectronics Ltd (I)	2,765,000	$120,945
China Shipping Container Lines
Company, Ltd. (I)(L)	4,448,150	1,637,085
China Shipping Development Company, Ltd.	920,000	1,262,680
China Unicom, Ltd.	3,736,000	5,436,541
Chongqing Iron & Steel Company, Ltd. (I)	654,000	178,250
Chongqing Machinery &
Electric Company, Ltd.	760,000	234,994
Country Garden Holdings Company	4,281,000	1,390,494
DaChan Food Asia, Ltd.	612,000	131,727
Dalian Port PDA Company, Ltd.	1,112,000	457,293
Dongyue Group	360,000	123,209
First Tractor Company	354,000	276,616
Golden Meditech Holdings, Ltd. (I)	616,000	115,920
Great Wall Motor Company, Ltd. (L)	509,500	1,381,475
Great Wall Technology Company, Ltd.	190,000	96,462
Greentown China Holdings, Ltd.	770,500	836,898
Guangshen Railway Company, Ltd. (L)	35,688	662,726
Guangzhou Automobile Group Company, Ltd.	1,836,415	3,166,865
Hainan Meilan International
Airport Company, Ltd.	201,000	221,500
Haitian International Holdings, Ltd.	3,000	2,936
Hidili Industry International Development, Ltd.	1,278,000	1,254,952
Honghua Group, Ltd. (I)	1,182,000	136,964
Hunan Non Ferrous Metal Corp., Ltd. (I)	2,234,000	896,932
Industrial & Commercial Bank of China, Ltd.	802,000	596,263
Jingwei Textile Machinery Company, Ltd.	134,000	44,734
KWG Property Holding, Ltd.	1,023,013	782,894
Lingbao Gold Company, Ltd.	450,000	244,755
Maanshan Iron & Steel Company, Ltd. (L)	1,866,000	1,165,707
NetDragon Websoft, Inc.	185,500	92,881
Qingling Motors Company, Ltd.	1,054,000	336,909
Qunxing Paper Holdings Company, Ltd. (I)	422,914	171,160
Semiconductor Manufacturing International
Corp., SADR (I)	140,377	498,338
Semiconductor Manufacturing
International Corp. (I)(L)	15,570,000	1,112,413
Shandong Chenming Paper Holdings, Ltd.	335,500	310,313
Shanghai Forte Land Company	1,444,595	427,972
Shanghai Jin Jiang International Hotels
Group Company, Ltd.	848,000	211,729
Shanghai Prime Machinery Company, Ltd.	962,000	195,907
Shimao Property Holdings, Ltd., GDR	1,805,000	3,001,199
Shui On Land, Ltd. (L)	2,969,350	1,459,279
Sichuan Xinhua Winshare
Chainstore Company, Ltd.	641,000	342,448
Sinotrans Shipping, Ltd.	829,000	352,253
Sinotrans, Ltd., Class H	2,019,000	545,926
SPG Land Holdings, Ltd.	353,625	167,395
Tiangong International Company, Ltd.	102,000	51,271
Tianneng Power International, Ltd.	104,000	40,617
Travelsky Technology, Ltd.	848,000	852,846
Weiqiao Textile Company	603,000	493,826
Wuyi International
Pharmaceutical Company, Ltd.	645,000	59,790
Xiamen International Port Company, Ltd.	1,372,000	257,747
Xingda International Holdings, Ltd.	877,000	781,251
Xinjiang Xinxin Mining
Industry Company, Ltd.	903,000	510,729
Zhejiang Glass Company, Ltd. (I)	162,000	51,781
Zhong An Real Estate, Ltd. (I)	801,600	201,469

		64,049,750
Czech Republic - 0.44%
Pegas Nonwovens SA (L)	22,565	568,668

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Czech Republic (continued)
Telefonica O2 Czech Republic AS	60,000	$1,284,089
Unipetrol AS (I)(L)	232,417	2,687,458

		4,540,215
Hong Kong - 5.70%
AMVIG Holdings, Ltd.	494,000	394,960
Asian Union New Media Group, Ltd.	4,400,000	27,746
Beijing Development Hong Kong, Ltd. (I)	203,000	41,791
Beijing Enterprises Holdings, Ltd.	522,500	3,724,164
Central China Real Estate, Ltd.	438,000	107,194
Centron Telecom International Holdings, Ltd.	262,900	60,253
Chaoda Modern Agriculture Holdings, Ltd. (L)	3,056,474	2,525,340
China Aerospace International Holdings, Ltd.	1,971,200	299,810
China Everbright, Ltd.	998,000	2,366,558
China Grand Forestry Resources Group, Ltd.	6,636,000	256,595
China Haidian Holdings, Ltd.	1,124,000	172,206
China Merchants Holdings
International Company, Ltd.	1,375,236	4,991,269
China Mining Resources Group, Ltd. (I)	5,960,000	186,449
China Pharmaceutical Group, Ltd. (L)	1,074,000	553,281
China Properties Group, Ltd. (I)	724,000	231,952
China Resources Land, Ltd.	1,142,000	2,322,732
China Travel International Investment Hong
Kong, Ltd. (I)	4,134,000	973,349
China Unicom Hong Kong, Ltd. (L)	69,012	1,004,815
China Zenith Chemical Group, Ltd.	1,150,000	37,797
Citic Pacific, Ltd.	1,687,000	3,832,567
CITIC Resources Holdings, Ltd. (I)	3,528,000	877,084
Coastal Greenland, Ltd. (I)	710,000	40,265
Cosco International Holdings, Ltd.	925,625	552,353
COSCO Pacific, Ltd.	1,546,000	2,357,331
Coslight Technology International Group, Ltd.	150,000	107,856
Fosun International	2,296,500	1,822,598
Franshion Properties China, Ltd.	2,946,000	864,360
FU JI Food & Catering Services
Holdings, Ltd. (I)	380,000	0
Global Bio-Chem Technology Group
Company, Ltd. (I)	2,520,000	399,620
Goldlion Holdings, Ltd.	261,000	102,264
GZI Transportation, Ltd.	636,739	340,979
Harbin Power Equipment Company, Ltd.	888,000	1,095,826
Heng Tai Consumables Group, Ltd.	930,000	170,123
HKC Holdings, Ltd. (I)	4,298,149	268,686
Hong Kong Energy Holdings, Ltd. (I)	50,628	4,046
Hopson Development Holdings, Ltd. (I)(L)	850,000	948,440
Ju Teng International Holdings, Ltd.	778,000	390,505
Kai Yuan Holdings, Ltd. (I)	180,000	6,369
Kingboard Chemical Holdings, Ltd.	588,025	2,976,209
Kingway Brewery Holdings, Ltd. (I)	578,000	152,721
Lai Fung Holdings, Ltd.	4,485,000	167,442
Minmetals Resources, Ltd. (I)	1,124,000	756,473
Nan Hai Corp., Ltd. (I)	27,150,000	202,651
Neo-China Land Group Holdings, Ltd. (I)	359,000	159,990
New World China Land, Ltd.	1,556,800	577,031
Oriental Ginza Holdings, Ltd. (I)	134,000	27,617
Poly Hong Kong Investment, Ltd. (L)	1,366,500	1,462,168
Prosperity International Holdings HK, Ltd.	1,320,000	75,440
Qin Jia Yuan Media Services Company, Ltd.	501,064	86,444
Samson Holding, Ltd.	85,000	15,228
Shanghai Industrial Holdings, Ltd.	726,000	3,656,489
Shanghai Zendai Property, Ltd.	2,530,000	108,970
Shenzhen International Holdings, Ltd. (L)	10,320,000	809,805
Shenzhen Investment, Ltd.	2,476,000	894,911
Shougang Concord International Enterprises
Company, Ltd. (I)	3,828,000	698,525

131

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Silver Grant International	1,072,000	$338,514
Sim Technology Group, Ltd.	104,000	22,438
Sino Union Petroleum & Chemical
International, Ltd. (I)	2,560,000	217,401
Sino-Ocean Land Holdings, Ltd. (L)	4,591,624	3,195,864
Sinofert Holdings, Ltd. (I)	2,924,000	1,686,171
Sinolink Worldwide Holdings, Ltd.	2,292,000	359,837
Sinopec Kantons Holdings, Ltd.	424,000	214,767
Sinotruk Hong Kong, Ltd.	836,500	849,757
Soho China, Ltd.	2,544,000	1,810,143
SRE Group, Ltd.	2,806,000	288,801
TCC International Holdings, Ltd.	128,000	45,314
TCL Multimedia Technology Holdings, Ltd.	877,200	409,025
Tian An China Investment, Ltd.	741,000	501,785
Tomson Group, Ltd.	380,807	150,178
Truly International Holdings, Ltd.	62,000	90,141
Xiwang Sugar Holdings Company, Ltd.	483,717	154,000
Yip’s Chemical Holdings, Ltd.	116,000	142,542
Yuexiu Property Company, Ltd. (I)	5,465,577	1,356,015

		59,120,340
Hungary - 0.03%
Danubius Hotel and Spa PLC (I)	6,805	124,650
Egis Gyogyszergyar Nyrt.	516	56,630
Fotex Holding SE Company, Ltd.	56,874	115,791

		297,071
India - 12.07%
3i Infotech, Ltd.	18,242	24,330
Aarti Industries, Ltd.	51,087	67,576
Aban Offshore, Ltd.	15,263	280,594
ABG Shipyard, Ltd.	4,051	21,600
ACC, Ltd.	16,968	375,644
Aditya Birla Nuvo, Ltd.	55,261	1,049,377
Ador Welding, Ltd.	8,367	39,723
Aftek, Ltd. (I)	28,740	10,152
Alembic, Ltd.	73,121	101,105
Allahabad Bank	186,565	966,218
Alok Industries, Ltd.	568,576	267,089
Ambuja Cements, Ltd.	329,643	1,031,205
Amtek Auto, Ltd.	146,074	536,191
Andhra Bank	198,888	708,721
Ansal Properties & Infrastructure, Ltd.	30,966	64,003
Apollo Hospitals Enterprise, Ltd.	33,900	343,718
Apollo Tyres, Ltd.	226,563	407,910
Arvind, Ltd. (I)	104,084	105,097
Ashok Leyland, Ltd.	830,697	1,340,451
Avaya Global Connect, Ltd.	148	768
Bajaj Auto Finance, Ltd.	14,034	240,958
Bajaj Finserv, Ltd.	23,398	279,082
Bajaj Hindusthan, Ltd.	114,988	342,445
Bajaj Holdings and Investment, Ltd.	49,562	930,116
Balaji Telefilms, Ltd.	15,413	18,163
Balkrishna Industries, Ltd.	45	697
Ballarpur Industries, Ltd.	403,880	310,332
Balmer Lawrie & Company, Ltd.	5,100	73,580
Balrampur Chini Mills, Ltd.	206,266	427,130
Bank of Baroda	57,700	1,158,432
Bank of India	111,971	1,291,810
Bank of Maharashtra	152,501	240,182
BEML, Ltd.	14,453	350,012
Binani Cement, Ltd.	6,739	12,089
Birla Corp., Ltd.	41,435	405,495
Bombay Burmah Trading Co., Ltd.	3,000	36,145
Bombay Rayon Fashions, Ltd.	43,264	245,656

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Brigade Enterprises, Ltd.	1,477	$4,802
Cairn India, Ltd. (I)	475,630	3,524,362
Canara Bank	60,675	785,260
Central Bank of India	11,460	49,702
Century Textile & Industries, Ltd.	34,929	392,059
Chambal Fertilizers & Chemicals, Ltd.	162,205	248,950
Cholamandalam DBS Finance, Ltd.	20,739	79,170
City Union Bank, Ltd.	162,675	164,078
Corp Bank	2,490	38,395
Cranes Software International, Ltd. (I)	13,600	2,428
Dalmia Cement Bharat, Ltd.	12,925	18,128
Dalmia Cement Bharat, Ltd.	12,925	50,624
DCM Shriram Consolidated, Ltd.	39,804	46,807
Deepak Fertilizers &
Petrochemicals Corp., Ltd.	28,839	112,185
Development Credit Bank, Ltd. (I)	121,079	157,575
DLF, Ltd.	195,382	1,643,101
Dredging Corp. of India, Ltd.	1,365	16,388
Edelweiss Capital, Ltd.	304,550	372,044
Eicher Motors, Ltd.	3,211	87,955
EID Parry India, Ltd.	40,148	382,075
Elder Pharmaceuticals, Ltd.	7,799	70,416
Electrosteel Castings, Ltd.	89,970	90,616
Escorts, Ltd.	20,272	96,975
Essel Propack, Ltd.	37,352	38,218
Eveready Industries India, Ltd.	12,000	18,410
Everest Kanto Cylinder, Ltd.	16,675	44,132
FAG Bearings India, Ltd.	990	18,592
Federal Bank, Ltd.	198,437	1,734,362
Finolex Cables, Ltd.	54,200	69,875
Finolex Industries, Ltd.	46,584	109,745
Firstsource Solutions, Ltd. (I)	41,837	24,989
Future Capital Holdings, Ltd.	4,573	26,484
Gammon India, Ltd.	85,633	412,652
Gateway Distriparks, Ltd.	10,919	27,172
Geodesic, Ltd.	106,859	221,870
Gitanjali Gems, Ltd.	56,665	297,994
Godfrey Philips India, Ltd.	860	33,670
Graphite India, Ltd.	75,117	155,214
Grasim Industries, Ltd.	28,107	1,439,546
Great Eastern Shipping Company, Ltd.	80,820	566,447
Great Offshore, Ltd.	29,781	241,901
Gujarat Alkalies & Chemicals, Ltd.	24,028	68,081
Gujarat Ambuja Exports, Ltd.	77,000	53,918
Gujarat Flourochemicals, Ltd.	6,327	26,911
Gujarat Narmada Valley
Fertilizers Company, Ltd.	66,143	176,659
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	154,523
HBL Power Systems, Ltd.	5,099	2,973
HCL Infosystems, Ltd.	126,394	345,244
HEG, Ltd.	12,877	85,319
Heidelbergcement India, Ltd. (I)	4,823	5,122
Hexaware Technologies, Ltd.	152,485	257,718
Himatsingka Seide, Ltd.	28,000	28,011
Hindalco Industries, Ltd.	1,340,282	5,855,364
Hinduja TMT, Ltd.	5,620	57,085
Hotel Leela Venture, Ltd.	112,448	131,948
Housing Development &
Infrastructure, Ltd. (I)	105,024	603,938
ICICI Bank, Ltd.	10,431	259,235
ICICI Bank, Ltd., SADR (L)	560,545	27,943,168
ICSA India, Ltd.	41,569	115,461
Idea Cellular, Ltd. (I)	392,651	647,801
IFCI, Ltd.	109,572	148,840
India Cements, Ltd.	258,302	671,579

132

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
India Glycols, Ltd.	11,700	$29,902
India Infoline, Ltd.	213,160	548,514
Indiabulls Financial Services, Ltd.	240,661	754,755
Indiabulls Real Estate, Ltd. (I)	315,338	1,217,683
Indian Bank	70,234	433,253
Indian Hotels Company, Ltd.	405,929	893,877
Indian Overseas Bank	234,477	686,495
Industrial Development Bank of India, Ltd.	267,194	907,268
Infomedia 18, Ltd. (I)	11,000	6,455
ING Vysya Bank, Ltd.	16,192	137,039
Ingersoll-Rand India, Ltd.	17,465	179,678
Ispat Industries, Ltd. (I)	134,908	68,500
IVRCL Infrastructures & Projects, Ltd.	311,424	1,111,644
Jammu & Kashmir Bank, Ltd.	41,976	757,347
JB Chemicals & Pharmaceuticals, Ltd.	20,800	47,935
JBF Industries, Ltd.	33,505	115,839
Jindal Poly Films, Ltd.	629	14,037
Jindal Saw, Ltd.	164,858	782,978
Jindal Stainless, Ltd. (I)	44,529	126,200
JK Tyre & Industries, Ltd.	6,013	24,750
JM Financial, Ltd.	37,218	30,718
JSW Steel, Ltd.	122,212	3,639,389
Jubilant Organosys, Ltd.	53,395	403,060
Kalpataru Power Transmission, Ltd.	2,595	10,344
Karnataka Bank, Ltd.	128,844	520,628
Karur Vysya Bank, Ltd.	22,120	263,494
Kesoram Industries, Ltd.	26,673	186,974
KS Oils, Ltd.	62,402	67,734
Lakshmi Machine Works, Ltd.	2,097	109,452
Lakshmi Vilas Bank, Ltd.	30,751	90,257
Lanxess ABS, Ltd.	4,800	35,299
Madhucon Projects, Ltd.	387	1,264
Madras Cements, Ltd.	36,000	93,497
Maharashtra Seamless, Ltd.	38,253	338,661
Mahindra Lifespace Developers, Ltd.	10,600	115,148
Manaksia, Ltd. (I)	3,292	6,669
Mangalam Cement, Ltd.	14,461	51,513
Mastek, Ltd.	18,261	97,355
McLeod Russel India, Ltd.	69,732	360,955
Mercator Lines, Ltd.	163,169	203,042
Merck, Ltd.	5,500	86,397
Monnet Ispat & Energy, Ltd. (I)	29,947	343,445
Moser Baer India, Ltd.	102,800	153,950
MRF, Ltd.	920	179,851
Mukand, Ltd.	22,832	37,475
Nagarjuna Construction Company, Ltd.	263,914	922,858
Nagarjuna Fertilizers & Chemicals, Ltd.	125,682	83,289
Nahar Spinning Mills, Ltd.	6,600	17,303
National Organic Chemical Industries, Ltd.	80,240	39,164
NIIT Technologies, Ltd.	19,088	86,206
NIIT, Ltd.	19,897	29,497
Nirma, Ltd.	27,700	132,435
Noida Toll Bridge Company, Ltd.	62,165	44,088
Omaxe, Ltd. (I)	20,537	63,885
Orbit Corp., Ltd.	43,904	117,949
Orchid Chemicals & Pharmaceuticals, Ltd.	37,760	197,059
Orient Paper & Industries, Ltd.	58,165	77,051
Oriental Bank of Commerce	101,465	1,039,326
Panacea Biotec, Ltd.	19,983	86,074
Parsvnath Developers, Ltd. (I)	38,158	123,413
Patni Computer Systems, Ltd.	122,526	1,132,360
Patni Computer Systems, Ltd., ADR	3,538	64,745
Peninsula Land, Ltd.	7,362	10,581
Polaris Software Lab, Ltd.	26,963	98,775
Polyplex Corp., Ltd.	1,700	30,318

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Provogue India, Ltd.	43,382	$61,009
PSL, Ltd.	10,200	26,261
PTC India, Ltd.	233,522	598,467
Punj Lloyd, Ltd.	165,098	464,037
Rajesh Exports, Ltd.	29,398	64,556
Raymond, Ltd. (I)	23,286	189,626
REI Six Ten Retail, Ltd.	7,735	13,601
Reliance Capital, Ltd.	71,378	1,239,428
Reliance Communications, Ltd.	857,901	3,205,810
Reliance Industries, Ltd.	8,200	180,237
Reliance Industries, Ltd., ADR (S)	31,808	1,418,637
Reliance Industries, Ltd., GDR (S)	243,166	10,869,768
Reliance Mediaworks, Ltd. (I)	15,170	71,144
Reliance Power, Ltd. (I)	30,000	107,551
Rolta India, Ltd.	133,332	481,084
RPG Itochu Finance, Ltd.	535	3,111
Ruchi Soya Industries, Ltd.	125,412	362,989
S Kumars Nationwide, Ltd. (I)	78,505	134,874
SEAMEC, Ltd.	10,845	37,233
Shiv-vani Oil & Gas
Exploration Services, Ltd.	6,058	62,061
Shree Renuka Sugars, Ltd.	8,490	16,672
Sicagen India, Ltd. (I)	6,851	3,443
Sical Logistics, Ltd. (I)	6,851	10,133
Sobha Developers, Ltd.	24,143	204,665
Sonata Software, Ltd.	29,000	32,296
South Indian Bank, Ltd.	1,171,770	623,734
SREI Infrastructure Finance, Ltd.	137,718	279,487
SRF, Ltd.	24,910	162,149
State Bank of India, GDR	435	62,336
Sterlite Industries India, Ltd., ADR	414,337	6,206,768
Sundaram Finance, Ltd.	650	8,418
Sundram Fasteners, Ltd.	17,700	24,846
Suzlon Energy, Ltd. (I)	610,254	716,740
Syndicate Bank, Ltd.	206,951	527,221
Tata Chemicals, Ltd.	96,921	867,618
Tata Communications, Ltd., ADR (I)(L)	3,071	42,134
Tata Investment Corp., Ltd.	6,673	85,715
Tata Steel, Ltd.	290,576	4,217,145
Tata Tea, Ltd.	467,750	1,259,169
Teledata Marine Solutions Pte, Ltd.	23,474	17,892
Teledata Technology Solutions	23,474	627
Time Technoplast, Ltd.	4,194	4,811
Triveni Engineering & Industries, Ltd.	14,030	38,159
Tube Investments of India, Ltd.	11,120	35,659
UCO Bank	85,194	214,750
Ultratech Cement, Ltd.	24,713	583,967
Union Bank of India, Ltd.	169,587	1,465,117
Unity Infraprojects, Ltd.	5,529	13,717
Usha Martin, Ltd.	154,885	300,089
UTV Software Communications, Ltd. (I)	11,563	137,406
Vardhman Textiles, Ltd.	8,101	56,184
Varun Shipping Company, Ltd.	66,246	61,056
Videocon Industries, Ltd.	105,664	641,364
Vijaya Bank	83,311	151,594
Walchandnagar Industrie	2,137	9,968
Zuari Industries, Ltd.	9,200	161,041

		125,160,732
Indonesia - 2.96%
AKR Corporindo Tbk Pt	1,096,500	185,701
Aneka Tambang Tbk PT	5,349,000	1,427,170
Astra Graphia Tbk PT	606,000	46,235
Bakrie & Brothers Tbk PT (I)	108,774,489	657,775
Bakrie Sumatera Plantations Tbk PT	17,546,000	666,981

133

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Bakrie Telecom Tbk PT (I)	21,866,000	$577,061
Bakrieland Development Tbk PT	42,983,500	739,490
Bank Bukopin Tbk PT	2,485,500	203,020
Bank Negara Indonesia Persero Tbk PT	6,492,000	2,667,536
Bank Pan Indonesia Tbk PT (I)	4,111,397	524,838
Barito Pacific Tbk PT (I)	751,500	106,182
Berlian Laju Tanker Tbk PT (I)	9,494,166	298,559
Bhakti Investama Tbk PT (I)	14,522,000	189,136
Budi Acid Jaya Tbk PT	1,493,000	38,337
Bumi Resources Tbk PT	28,336,070	6,766,620
Central Proteinaprima Tbk PT (I)	16,930,000	100,537
Ciputra Development Tbk PT (I)	16,900,000	721,372
Ciputra Surya Tbk PT (I)	896,000	62,380
Darma Henwa Tbk PT (I)	11,027,500	92,442
Davomas Abadi Tbk PT (I)	2,465,000	21,567
Elnusa PT	2,000,000	76,358
Energi Mega Persada Tbk PT (I)	26,444,181	337,311
Gajah Tunggal Tbk PT	1,019,000	226,715
Global Mediacom Tbk PT	6,426,000	277,071
Gozco Plantations Tbk PT	3,219,500	131,875
Gudang Garam Tbk PT	678,076	3,913,041
Indah Kiat Pulp and Paper Corp. Tbk PT (I)	416,500	108,270
Indika Energy Tbk PT	1,158,500	432,381
Indofood Sukses Makmur Tbk PT	3,179,500	1,937,967
International Nickel Indonesia Tbk PT	3,878,500	2,124,582
Japfa Comfeed Indonesia Tbk PT	103,554	47,083
Kawasan Industri Jababeka Tbk PT (I)	9,474,500	136,784
Lippo Karawaci Tbk PT (I)	8,305,035	521,335
Matahari Putra Prima Tbk PT	2,800,500	297,658
Medco Energi Internasional Tbk PT	2,465,000	916,449
Mitra Adiperkasa Tbk PT	837,000	210,933
Mitra International Resources (I)	1,747,000	49,876
Panin Financial Tbk PT (I)	16,690,500	342,715
Panin Insurance Tbk PT (I)	1,544,000	72,716
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	568,500	628,646
Polychem Indonesia Tbk PT (I)	1,954,500	46,097
Ramayana Lestari Sentosa Tbk PT	1,376,000	133,996
Sampoerna Agro PT	424,500	128,524
Samudera Indonesia Tbk PT (I)	58,500	29,660
Selamat Sempurna Tbk PT	56,500	6,907
Sentul City Tbk PT (I)	9,917,000	128,799
Sorini Agro Asia Corporindo Tbk PT	456,500	140,597
Summarecon Agung Tbk PT	3,695,000	455,022
Suryainti Permata Tbk PT (I)	1,446,000	14,420
Trias Sentosa Tbk PT	2,019,500	46,322
Trimegah Securities Tbk PT	1,540,500	19,845
Truba Alam Manunggal Engineering PT (I)	11,991,500	108,666
Tunas Ridean Tbk PT	3,358,000	353,427
Wijaya Karya PT	2,361,248	177,552

		30,672,539
Israel - 0.02%
Electra Real Estate, Ltd. (I)	1	5
Mivtach Shamir Holdings, Ltd. (I)	7,750	240,219
Union Bank of Israel, Ltd. (I)	0	1

		240,225
Malaysia - 4.17%
Affin Holdings BHD	711,300	718,669
Al Aqar KPJ	19,983	7,449
Alliance Financial Group BHD	1,709,300	1,710,526
AMDB BHD (I)	110,000	14,467
AMMB Holdings BHD	3,568,362	6,852,003
Ann Joo Resources BHD	252,200	227,850

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Asas Dunia BHD (I)	24,000	$6,058
Asia Pacific Land BHD (I)	282,100	32,677
Bandar Raya Developments BHD	639,900	467,781
Berjaya Corp. BHD (Kuala Lumpur Exchange)	1,930,300	708,087
Berjaya Media BHD (I)	48,200	8,107
BIMB Holdings BHD	142,900	56,973
Bolton BHD	177,100	58,533
Boustead Holdings BHD	724,660	1,152,032
Cahya Mata Sarawak BHD	241,600	209,653
Dijaya Corp. BHD	40,900	13,643
DNP Holdings BHD	124,000	66,258
DRB-Hicom BHD	1,194,900	481,431
Eastern & Oriental BHD	337,900	129,054
Eastern Pacific Industrial Corp. BHD	155,600	100,292
ECM Libra Financial Group BHD	526,534	118,468
EON Capital BHD (I)	454,300	1,058,621
Esso Malaysia BHD	92,100	82,022
General Corp. BHD	222,500	115,050
Globetronics Technology BHD	190,440	69,177
Glomac BHD	231,300	113,249
Goldis BHD (I)	244,800	120,582
Hap Seng Consolidated BHD	504,200	453,965
Hap Seng Plantations Holdings BHD	617,500	475,954
Hong Leong Credit BHD	309,800	909,175
Hong Leong Industries BHD	25,000	41,457
Hunza Properties BHD	113,800	52,097
Hwang-DBS Malaysia BHD	105,200	61,639
IGB Corp. BHD	1,885,200	1,104,848
IJM Corp. BHD	2,070,980	3,480,826
IJM Land BHD	443,300	344,470
Insas BHD (I)	485,264	78,718
Integrated Logistics BHD	162,855	50,125
Jaks Resources BHD (I)	246,000	59,724
Jaya Tiasa Holdings BHD (I)	63,945	80,771
K&N Kenanga Holdings BHD	323,600	75,421
Karambunai Corp. BHD (I)	1,978,300	80,187
Keck Seng BHD	148,200	271,416
Kian Joo Can Factory BHD	290,000	129,244
Kim Loong Resources BHD	29,400	19,897
Kinsteel BHD	561,400	155,399
KLCC Property Holdings BHD	796,400	854,141
KSL Holdings BHD	267,333	140,274
KUB Malaysia BHD	534,400	84,761
Kulim Malaysia BHD	247,400	688,869
Kumpulan Hartanah Selangor BHD (I)	410,800	53,298
Kwantas Corp. BHD	56,000	29,032
Land & General BHD (I)	163,200	25,091
Landmarks BHD	384,900	164,477
LBS Bina Group BHD	210,000	34,334
Leader Universal Holdings BHD	540,100	146,919
Lion Corp. BHD (I)	549,100	51,555
Lion Industries Corp. BHD	736,100	424,177
MAA Holdings BHD (I)	133,400	28,349
Malaysia Airports Holdings	180,200	335,526
MBM Resources BHD	60,500	62,157
Mega First Corp. BHD	163,700	97,400
MK Land Holdings BHD (I)	632,500	63,552
MMC Corp. BHD	1,531,200	1,487,340
MNRB Holdings BHD (I)	10,000	8,718
Muhibbah Engineering M BHD	495,300	143,646
Mulpha International BHD (I)	2,622,700	352,175
Naim Holdings BHD	198,100	226,376
Nylex Malaysia BHD (I)	78,995	19,162
Oriental Holdings BHD	549,620	934,893
OSK Holdings BHD	881,950	385,495

134

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
OSK Property Holdings BHD	82,291	$16,260
Panasonic Manufacturing Malaysia BHD	48,200	305,635
PBA Holdings BHD	32,000	9,648
PJ Development Holdings BHD	258,900	67,129
PPB Group BHD	864,900	4,822,204
Protasco BHD	172,400	58,075
Proton Holdings BHD	422,800	679,871
Ranhill BHD	372,100	93,964
RHB Capital BHD	739,900	1,731,120
Scientex, Inc. BHD	51,000	30,069
Scomi Group BHD (I)	1,708,300	226,755
Selangor Dredging BHD	326,900	73,757
Selangor Properties BHD	105,000	111,622
Shangri-La Hotels BHD	101,900	97,723
Shell Refining Company Federation of
Malaya BHD	161,700	560,437
SHL Consolidated BHD	172,300	65,861
Sunrise BHD	487,300	334,187
Sunway City BHD	438,900	561,770
Sunway Holdings, Inc. BHD	348,900	218,023
Suria Capital Holdings BHD	237,900	127,880
Symphony House BHD	74,426	5,312
TA Ann Holdings BHD	383,160	584,203
TA Enterprise BHD	1,903,200	398,028
TA Global BHD	1,233,900	158,054
TDM BHD	160,500	109,132
Tebrau Teguh BHD (I)	316,000	80,877
Time.com BHD (I)	1,734,500	345,223
Titan Chemicals Corp. BHD	684,900	502,291
Tradewinds Corp. BHD (I)	398,400	112,241
Tradewinds Malaysia BHD	57,000	73,380
Unisem M BHD	601,680	385,640
United Malacca BHD	65,200	224,097
VS Industry BHD	166,770	78,303
WTK Holdings BHD	368,500	127,661
YNH Property BHD	662,715	372,024
Zelan BHD (I)	227,600	50,469

		43,264,687
Mexico - 6.15%
Alfa SA de CV	538,600	4,167,192
Alsea SAB de CV	374,150	371,726
Axtel SAB de CV (I)	982,700	580,185
Bolsa Mexicana de Valores SA de CV	511,600	854,991
Carso Infraestructura y Construccion SA
de CV (I)	157,200	89,942
Cemex SAB de CV, SADR (I)(L)	1,477,070	12,555,095
Coca-Cola Femsa SAB de CV, SADR (L)	32,500	2,542,150
Coca-Cola Femsa SAB de CV, Series L	66,900	521,858
Consorcio ARA SA de CV	1,418,400	926,342
Corp. GEO SA de CV (I)	793,874	2,272,954
Desarrolladora Homex SA de CV (I)(L)	9,800	317,226
Desarrolladora Homex SA de CV (I)	153,600	829,697
Embotelladoras Arca SA de CV	756,121	3,072,089
Empresas ICA SA de CV (I)(L)	198,467	1,929,099
Empresas ICA Sociedad Controladora SA
de CV (I)	220,900	536,401
GMD Resorts SAB de CV (I)	68,200	18,942
Gruma SAB de CV, Class B (I)	301,800	429,889
Gruma SAB de CV, SADR (I)	3,214	18,223
Grupo Aeroportuario del Centro Norte SAB
de CV (L)	4,057	59,232
Grupo Aeroportuario del Centro Norte SAB
de CV	281,000	509,971

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Pacifico SA
de CV (L)	98,501	$3,392,374
Grupo Aeroportuario del Sureste SA de
CV, ADR	40,067	1,902,381
Grupo Aeroportuario del Sureste SA de
CV, Class B	28,700	135,966
Grupo Carso SA de CV	1,110,125	5,602,754
Grupo Cementos de Chihuahua SA de CV (I)	35,500	112,684
Grupo Famsa SAB de CV (I)	357,718	437,721
Grupo Financiero Banorte SA de CV	2,397,900	9,095,604
Grupo Financiero Inbursa SA de CV	266,200	1,049,874
Grupo Industrial Maseca SA de CV	53,900	52,182
Grupo Industrial Saltillo SAB De CV (I)	94,000	84,291
Grupo Kuo SAB de CV (I)	164,000	212,131
Grupo Mexicano de Desarrollo (I)	68,200	63,266
Grupo Simec SAB de CV (I)	219,500	534,047
Industrias CH SA de CV (I)	355,000	1,221,209
Maxcom Telecomunicaciones SAB de CV (I)	85,000	46,946
Organizacion Soriana SA de CV	1,858,600	5,147,353
Qualitas Compania de Seguros SA de CV	318,900	229,021
Sare Holding SAB de CV, Class B (I)	437,200	96,102
Urbi Desarrollos Urbanos SA de CV (I)	831,100	1,740,465

		63,759,575
Philippines - 0.76%
Empire East Land Holdings, Inc. (I)	2,990,000	38,132
Filinvest Development Corp.	730,000	87,268
Filinvest Land, Inc.	18,335,500	552,393
First Philippine Holdings Corp.	427,000	669,503
Lopez Holdings Corp. (I)	3,257,000	466,924
Megaworld Corp.	19,138,800	965,593
Metropolitan Bank & Trust Company	1,072,500	1,707,974
Philippine National Bank (I)	348,600	515,904
Rizal Commercial Banking Corp.	602,800	377,220
Robinsons Land Corp.	2,085,400	762,628
Security Bank Corp.	183,427	342,361
Union Bank of Philippines	214,600	258,007
Universal Robina Corp.	705,300	666,440
Vista Land & Lifescapes, Inc.	5,803,000	424,188

		7,834,535
Poland - 1.94%
Agora SA	77,712	751,978
Asseco Poland SA PDA	54,876	990,080
Bank BPH SA (I)	14,427	280,308
Bank Millennium SA (I)	803,286	1,386,065
Bioton SA (I)	4,546,178	326,782
Bomi SA (I)	17,357	73,982
Ciech SA (I)	27,133	225,647
Comarch SA (I)	1,802	46,467
Dom Maklerski IDM SA (I)	148,572	177,666
Echo Investment SA (I)	534,956	972,729
Emperia Holding SA	2,613	88,962
Energomontaz Poludnie Sa (I)	23,320	30,577
Fabryki Mebli Forte SA	23,417	112,919
Farmacol SA (I)	10,785	174,985
Firma Oponiarska Debica SA	7,768	169,416
Grupa Kety SA	17,839	661,253
Grupa Lotos SA (I)	99,148	1,062,374
Impexmetal SA (I)	98,393	137,588
Koelner Sakoelner Sa (I)	3,500	17,633
Kopex SA (I)	61,117	354,828
Kredyt Bank SA (I)	52,005	268,011
LC Corp. SA	155,767	88,623
MCI Management SA (I)	32,259	80,663

135

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Mostostal-Export SA (I)	22,710	$13,969
Netia SA (I)	324,551	621,095
Orbis SA (I)	46,258	660,644
Pekaes SA (I)	6,380	19,834
Pfleiderer Grajewo SA (I)	3,224	12,491
Pol-Aqua SA (I)	4,096	23,979
Polnord SA	19,758	259,930
Polski Koncern Naftowy Orlen SA (I)	631,764	8,682,411
Synthos SA (I)	1,451,943	1,114,459
Zaklady Azotowe Pulawy SA	5,389	140,095
Zaklady Azotowe w Tarnowie-Moscicach SA	7,481	45,752

		20,074,195
Russia - 3.89%
Gazprom OAO, SADR	109,866	2,301,693
Gazprom OAO, SADR (London Exchange)	1,513,817	31,854,482
Lukoil OAO	107,569	6,113,695
Surgutneftegaz, SADR	2,174	20,845

		40,290,715
South Africa - 8.16%
ABSA Group, Ltd.	464,467	8,925,397
Adcorp Holdings, Ltd.	20,914	77,870
Aeci, Ltd.	172,046	1,801,230
Afgri, Ltd.	355,958	350,026
African Bank Investments, Ltd.	217,884	1,120,043
Allied Electronics Corp., Ltd.	62,999	243,964
Argent Industrial, Ltd. (I)	113,274	135,174
Aveng, Ltd.	545,660	3,404,120
Barloworld, Ltd.	321,264	2,156,546
Bell Equipment, Ltd. (I)	34,158	48,484
Caxton & CTP Publishers & Printers, Ltd.	185,300	356,564
Ceramic Industries, Ltd.	1,970	39,281
Cipla Medpro South Africa, Ltd.	411,123	418,652
DataTec, Ltd.	255,498	1,335,361
Eqstra Holdings, Ltd. (I)	140,605	120,572
Freeworld Coatings, Ltd.	94,081	155,234
Gold Fields, Ltd.	3,784	57,595
Gold Fields, Ltd. (L)	586,000	8,948,220
Gold Reef Resorts, Ltd.	5,312	13,563
Grindrod, Ltd.	700,458	1,686,336
Harmony Gold Mining Company, Ltd. (L)	643,794	7,268,434
Health PLS (I)	206,802	419,820
Hudaco Industries, Ltd.	46,478	493,314
Hulamin, Ltd. (I)	106,030	146,928
Iliad Africa, Ltd.	122,270	124,564
Imperial Holdings, Ltd.	32,935	534,347
Investec, Ltd.	379,635	3,237,576
JD Group, Ltd.	270,193	1,850,019
Kap International Holdings, Ltd.	189,283	61,101
Lewis Group, Ltd.	124,738	1,256,135
Liberty Holdings, Ltd.	151,704	1,541,511
Medi-Clinic Corp., Ltd.	72,283	275,171
Merafe Resources, Ltd.	2,241,497	466,066
Metair Investments, Ltd.	163,437	241,264
Metropolitan Holdings, Ltd.	1,083,157	2,547,642
Mittal Steel South Africa, Ltd.	18,334	216,492
Mondi, Ltd.	223,003	1,816,173
Mvelaphanda Group, Ltd. (I)	618,180	447,713
Nampak, Ltd.	80,233	218,152
Nedbank Group, Ltd.	402,867	8,501,519
Northam Platinum, Ltd.	172,740	1,139,089
Nu-World Holdings, Ltd.	19,436	66,922
Omnia Holdings, Ltd. (I)	57,030	521,395
Peregrine Holdings, Ltd.	86,314	146,611

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
PSG Group, Ltd.	96,332	$511,998
Sanlam, Ltd.	3,088,851	11,647,654
Sappi, Ltd., SADR (I)(L)	156,861	812,540
Simmer and Jack Mines, Ltd. (I)	1,178,019	161,966
Standard Bank Group, Ltd.	24,211	385,269
Steinhoff International Holdings, Ltd. (I)	1,834,439	5,400,928
Super Group, Ltd. (I)	1,530,546	129,545
Telkom SA, Ltd.	3,000	65,250
Tiger Wheels, Ltd.	32,678	0
Trans Hex Group, Ltd. (I)	44,790	21,856
Trencor, Ltd.	87,122	456,218
Value Group, Ltd.	178,661	92,540

		84,617,954
South Korea - 11.42%
Aekyung Petrochemical Company, Ltd.	5,080	118,735
Artone Paper Manufacturing Company, Ltd. (I)	3,860	12,313
Asia Cement Company, Ltd.	3,240	127,015
Asia Paper Manufacturing Company, Ltd.	1,600	16,527
BNG Steel Company, Ltd. (I)	4,280	45,232
Bookook Securities Company, Ltd.	4,950	72,282
Boryung Pharmaceutical Company, Ltd.	2,516	45,381
Busan Bank	185,010	2,279,758
BYC Company, Ltd.	240	28,641
Byucksan Corp.	1,580	27,252
Byucksan Engineering & Construction
Company, Ltd. (I)	7,600	12,131
Chin Hung International, Inc. (I)	156,356	65,251
Choil Aluminum
Manufacturing Company, Ltd.	1,630	12,878
Chokwang Leather Company, Ltd.	2,200	18,337
Chong Kun Dang Pharm Corp.	3,530	74,611
Choongwae Pharma Corp.	5,980	86,273
Chosun Refractories Company, Ltd.	1,708	82,576
Chungho Comnet Company, Ltd.	2,270	15,343
CJ Corp.	16,709	1,345,339
D.I Corp (I)	12,000	17,207
Dae Chang Industrial Company, Ltd.	26,000	46,023
Dae Dong Industrial Company, Ltd.	9,000	42,154
Dae Han Flour Mills Company, Ltd.	1,232	158,784
Dae Won Kang Up Company, Ltd.	23,117	56,059
Daeduck Electronics Company, Ltd.	41,630	277,994
Daeduck GDS Company, Ltd.	11,450	90,478
Daegu Bank	146,510	1,928,809
Daehan Steel Company, Ltd.	9,250	70,645
Daehan Synthetic Fiber Company, Ltd.	429	27,390
Daekyo Company, Ltd.	44,550	245,103
Daelim Industrial Company, Ltd.	30,763	2,277,119
Daelim Trading Company, Ltd.	1,417	5,003
Daesang Corp. (I)	15,770	115,901
Daesang Holdings Company, Ltd.	800	2,148
Daesung Group Holdings Company, Ltd.	525	56,212
Daesung Holdings Company, Ltd.	2,000	15,471
Daesung Industrial Company, Ltd. (I)	1,495	67,916
Daewoo Engineering &
Construction Company, Ltd.	162,970	1,609,317
Daewoo Motor Sales Corp. (I)	45,272	127,963
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	25,470	608,711
Daewoong Company, Ltd.	620	9,625
Dahaam E-Tec Company, Ltd.	2,630	60,560
Daishin Securities Company, Ltd.	53,530	704,217
Daiyang Metal Company, Ltd. (I)	6,490	6,096
Daou Technology, Inc.	26,120	184,867
DCM Corp.	1,600	12,777

136

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Digital Power Communications Company, Ltd.	13,000	$13,685
Dong Ah Tire & Rubber Company, Ltd.	10,970	89,473
Dong Wha Pharmaceutical Company, Ltd.	13,550	62,389
Dong-Il Corp.	364	18,354
Dongbang Transport Logistics Company, Ltd.	5,500	11,178
Dongbu Corp.	12,860	79,364
Dongbu HiTek Company, Ltd. (I)	26,970	225,102
Dongbu Securities Company, Ltd.	32,430	175,076
Dongbu Steel Company, Ltd.	23,705	214,139
Dongil Industries Company, Ltd.	1,340	82,907
Dongil Rubber Belt Company, Ltd.	6,676	41,629
Dongkuk Steel Mill Company, Ltd.	40,760	977,191
Dongwon F&B Company, Ltd.	870	38,799
Dongyang Engineering & Construction Corp.	1,044	10,899
Doosan Industrial Development Company, Ltd.	29,260	152,687
DPI Holdings Company, Ltd.	5,790	29,401
Eugene Investment & Securities
Company, Ltd. (I)	457,300	290,775
F&F Company, Ltd.	4,900	19,014
Fursys, Inc.	4,840	126,491
Gaon Cable Company, Ltd.	2,877	65,097
Global & Yuasa Battery Company, Ltd.	2,470	65,179
GS Engineering & Construction Corp.	327	25,151
GS Holdings Corp.	56,510	2,735,770
Gwangju Shinsegae Company, Ltd.	1,111	172,035
Hae In Corp.	1,756	8,995
Halla Engineering & Construction Corp.	14,352	211,465
Han Kuk Carbon Company, Ltd.	7,590	42,736
Hana Financial Group, Inc.	183,810	5,440,773
Handok Pharmaceuticals Company, Ltd.	1,000	12,941
Handsome Company, Ltd.	17,320	283,561
Hanil Cement Manufacturing Company, Ltd.	6,209	362,112
Hanil Construction Company, Ltd. (I)	3,058	6,705
Hanjin Heavy Industries &
Construction Company, Ltd.	20,830	656,721
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	14,860	197,447
Hanjin Shipping Company, Ltd. (I)	60,409	1,785,203
Hanjin Transportation Company, Ltd.	11,210	337,795
Hankook Cosmetics Company, Ltd.	1,408	10,119
Hankook Cosmetics Company, Ltd. (I)	4,992	14,469
Hankuk Electric Glass Company, Ltd.	1,800	68,498
Hankuk Glass Industries, Inc.	1,970	44,498
Hankuk Paper Manufacturing Company, Ltd.	3,920	107,498
Hanshin Construction Company, Ltd.	3,090	22,382
Hansol Chemical Company, Ltd.	2,900	39,295
Hansol CSN Company, Ltd.	9,140	18,678
Hansol Paper Company, Inc.	40,470	476,117
Hanwha Chemical Corp.	90,236	2,164,480
Hanwha Securities Company, Ltd.	58,320	419,422
Hanwha Timeworld Company, Ltd.	2,650	37,418
Hanyang Securities Company, Ltd.	11,820	93,991
Heung-A Shipping Company, Ltd.	17,782	17,876
Hite Holdings Company, Ltd.	7,640	149,755
HS R&A Company, Ltd.	2,200	41,677
Husteel Company, Ltd.	6,110	101,574
Hwacheon Machine Tool Company, Ltd.	940	29,925
HwaSung Industrial Company, Ltd. (I)	2,730	11,205
Hyosung Corp.	12,138	1,309,384
Hyundai Cement Company, Ltd.	6,160	54,082
Hyundai Development Company	43,420	1,150,038
Hyundai DSF Company, Ltd.	2,300	18,356
Hyundai Elevator Company, Ltd.	2,202	137,853
Hyundai H & S Company, Ltd.	5,090	50,468
Hyundai Hysco Company, Ltd.	35,500	710,984

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hyundai Mipo Dockyard Company, Ltd.	12,693	$2,098,441
Hyundai Motor Company, Ltd.	3,154	423,221
Hyundai Pharmaceutical
Industrial Company, Ltd.	15,500	24,265
Hyundai Securities Company, Ltd.	135,215	1,897,450
Hyundai Steel Company	43,970	4,520,190
Il Dong Pharmaceutical Company, Ltd.	2,010	66,810
Iljin Diamond Company, Ltd. (I)	3,305	26,975
Iljin Electric Company, Ltd.	7,610	86,215
Iljin Holdings Company, Ltd.	24,771	93,851
Ilshin Spinning Company, Ltd.	370	26,025
Ilsung Pharmaceutical Company, Ltd.	1,895	119,160
Industrial Bank of Korea	157,750	2,158,319
Inzi Controls Company, Ltd.	6,050	29,820
IS Dongseo Company, Ltd.	9,640	131,466
ISU Chemical Company, Ltd.	7,460	140,667
Jahwa Electronics Company, Ltd.	15,120	87,123
Jeil Mutual Savings Bank (I)	1,820	8,575
Jeil Pharmaceutical Company	13,980	180,839
Jeonbuk Bank, Ltd.	47,387	274,291
Jinheung Mutual Savings Bank
Company, Ltd. (I)	36,500	114,675
Joongang Construction Company, Ltd. (I)	1,260	4,018
KB Financial Group, Inc., ADR (L)	337,409	14,464,724
KC Tech Company, Ltd.	8,970	44,292
KCC Corp.	5,367	1,727,460
KCTC	1,530	32,913
Keangnam Enterprises, Ltd. (I)	8,628	70,448
Keyang Electric Machinery Company, Ltd.	13,000	30,669
KG Chemical Corp.	5,600	51,815
KIC, Ltd. (I)	6,540	33,038
KISCO Corp.	3,841	92,132
KISCO Holdings Company, Ltd.	778	33,957
KISWIRE, Ltd.	4,735	151,900
Kolon Corp.	600	19,707
Kolon Engineering &
Construction Company, Ltd.	19,480	76,965
Korea Airport Service Company, Ltd.	2,720	99,117
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	18,547
Korea Circuit Company, Ltd. (I)	5,300	20,778
Korea Development Corp. (I)	3,750	13,538
Korea Development Financing Corp.	1,395	25,876
Korea Electric Terminal Company, Ltd.	5,770	98,399
Korea Exchange Bank	263,760	3,204,484
Korea Express Company, Ltd. (I)	4,005	211,214
Korea Flange Company, Ltd. (I)	4,810	46,352
Korea Green Paper Manufacturing
Company, Ltd. (I)	3,243	5,727
Korea Investment Holdings Company, Ltd.	43,690	1,341,129
Korea Line Corp. (I)	8,086	337,274
Korea Mutual Savings Bank (I)	2,320	20,565
Korean Petrochemical
Industrial Company, Ltd.	822	49,717
KP Chemical Corp.	27,370	328,862
KPX Chemcial Company, Ltd.	933	40,859
KTB Network Corp. (I)	55,710	193,003
Kukdo Chemical Company, Ltd.	1,890	68,501
Kumho Electric Company, Ltd.	370	14,051
Kumho Industrial Company, Ltd. (I)	26,880	76,572
Kumho Investment Bank	160,570	127,488
Kumkang Industrial Company, Ltd.	1,400	11,130
Kunsul Chemical Industrial Company, Ltd.	1,970	27,049
Kwang Dong Pharmaceutical Company, Ltd.	51,130	134,020
Kyeryong Construction
Industrial Company, Ltd.	6,260	84,190

137

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Kyung Nong Corp.	9,470	$33,237
Kyung-in Synthetic Corp.	1,440	4,761
Kyungbang, Ltd. (I)	1,042	107,378
Lee Ku Industrial Company, Ltd.	8,395	18,518
LG Display Company, Ltd., ADR (L)	152,600	2,661,344
LG Electronics, Inc.	60,079	5,063,606
LG Telecom, Ltd.	70,540	456,087
Livart Furniture Company, Ltd.	1,200	8,573
Lotte Chilsung Beverage Company, Ltd.	825	556,597
Lotte Confectionery Company, Ltd.	833	974,355
Lotte Midopa Company, Ltd.	12,540	178,824
Lotte Samkang Company, Ltd.	924	207,642
Lotte Shopping Company, Ltd.	10,351	4,319,612
Manho Rope & Wire, Ltd.	1,350	19,654
Meritz Securities Company, Ltd. (I)	230,139	199,013
Moorim P&P Company, Ltd. (I)	14,710	112,840
Moorim Paper Company, Ltd.	5,200	40,889
Motonic Corp.	4,470	35,832
Namkwang Engr & Construction (I)	6,880	18,826
Namyang Dairy Products Company, Ltd.	531	258,527
Nexen Corp.	1,160	57,015
Nong Shim Company, Ltd.	686	131,101
Nong Shim Holdings Company, Ltd.	2,560	138,407
On*Media Corp. (I)	74,260	248,790
Ottogi Corp.	306	43,807
Pacific Corp.	3,745	606,922
Pang Rim Company, Ltd. (I)	910	9,816
PaperCorea, Inc. (I)	2,800	17,920
Poonglim Industrial Company, Ltd. (I)	3,790	6,415
Poongsan Corp.	9,907	378,141
Poongsan Holdings Corp.	5,382	186,034
POSCP Coated & Color Steel Company, Ltd.	4,050	117,215
Pumyang Construction Company, Ltd.	1,411	6,228
Pusan City Gas Company, Ltd.	7,300	136,369
S&T Daewoo Company, Ltd. (I)	3,680	94,241
S&T Dynamics Company, Ltd.	16,130	319,284
S&T Holdings Company, Ltd.	11,230	141,906
Saehan Media Company, Ltd. (I)	4,273	23,010
Sajo Industries Company, Ltd.	890	27,007
Sam Lip General Foods Company, Ltd.	2,300	20,173
Sam Young Electronics Company, Ltd.	10,510	111,073
Sam Yung Trading Company, Ltd.	4,459	19,556
Sambu Construction Company, Ltd.	5,032	79,216
Samhwa Paint Industrial Company, Ltd.	5,090	20,919
Samick Musical Instruments Company, Ltd.	8,450	8,459
Samwhan Corp.	6,280	48,468
Samyang Corp.	6,510	362,217
Samyang Genex Company, Ltd.	2,270	128,209
Samyang Tongsang Company, Ltd.	1,360	26,669
Savezone I&C Corp. (I)	16,880	38,417
SBS Media Holdings Company, Ltd.	4,260	12,041
Seah Besteel Corp.	12,390	308,876
SeAH Holdings Corp.	1,122	86,594
SeAH Steel Corp.	2,835	112,787
Sebang Company, Ltd.	11,820	176,228
Sejong Industrial Company, Ltd.	7,870	98,358
SGWICUS Corp. (I)	84,000	19,891
SH Chemical Company, Ltd. (I)	30,567	12,046
Shell-line Company, Ltd.	4,300	31,152
Shin Poong Pharmaceutical Company, Ltd.	1,870	49,308
Shinhan Engineering & Construction
Company, Ltd. (I)	6,016	35,297
Shinhan Financial Group
Company, Ltd., SADR (L)	193,907	14,868,789
Shinil Engineering Company, Ltd. (I)	3,180	11,030

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Shinsegae Engineering &
Construction Company, Ltd.	700	$7,674
Shinsegae Information &
Communication Company, Ltd.	842	44,676
Shinsung FA Company, Ltd.	1,950	7,482
Shinwon Corp.	27,180	34,684
Shinyoung Securities Company, Ltd.	5,296	163,492
Silla Company, Ltd.	3,416	35,497
Sindoh Company, Ltd.	3,959	188,906
SJM Company, Ltd.	2,999	11,055
SJM Holdings Company, Ltd.	2,800	17,410
SK Gas Company, Ltd.	2,870	101,813
SK Holdings Company, Ltd.	35,524	3,691,931
SK Networks Company, Ltd.	46,690	458,623
SKC Company, Ltd.	15,700	472,979
Solomon Mutual Savings Bank (I)	3,600	12,187
Ssangyong Cement Industrial
Company, Ltd. (I)	20,770	124,777
STX Corp. (I)	14,890	368,922
STX Pan Ocean Company, Ltd.	72,310	767,363
STX Shipbuilding Company, Ltd.	23,730	405,557
Suheung Capsule Company, Ltd.	2,800	18,786
Sung Bo Chemicals Company, Ltd.	950	22,745
Sungjee Construction Company, Ltd. (I)	1,400	824
Sungshin Cement Company, Ltd. (I)	15,480	59,908
Sunjin Company, Ltd. (I)	1,260	37,360
Tae Kyung Industrial Company, Ltd.	10,000	40,626
Taegu Department Store Company, Ltd.	9,340	95,930
Taekwang Industrial Company, Ltd.	444	464,240
Taeyoung Engineering & Construction, Ltd.	55,620	283,409
Taihan Electric Wire Company, Ltd. (I)	50,451	315,320
Taihan Textile Company, Ltd. (I)	290	7,750
Tailim Packaging Industrial Company, Ltd.	30,000	31,442
Tec & Company (I)	35,280	6,969
Telcoware Company, Ltd.	3,800	23,548
TS Corp.	2,616	90,711
Uangel Corp.	3,800	14,064
Unid Company, Ltd.	1,200	52,596
Union Steel Company, Ltd. (I)	8,940	190,305
Wiscom Company, Ltd.	3,760	14,938
Woongjin Holdings Company, Ltd. (I)	36,730	366,075
Woori Finance Holdings Company, Ltd.	31,820	396,289
Woori Financial Company, Ltd.	5,310	41,074
Woori Investment & Securities Company, Ltd.	95,320	1,743,068
YESCO Company, Ltd.	1,950	41,733
Yoosung Enterprise Company, Ltd.	6,386	13,528
Youlchon Chemical Company, Ltd.	19,470	166,624
Young Poong Corp.	640	388,153
Young Poong Paper
Manufacturing Company, Ltd.	650	9,348
Youngone Corp.	18,824	162,283
Youngone Holdings Company, Ltd.	3,776	99,935
YuHwa Securities Company, Ltd.	3,410	44,560

		118,430,248
Taiwan - 13.05%
Accton Technology Corp.	664,000	460,381
Achem Technology Corp.	103,000	65,258
Action Electronics Company, Ltd. (I)	185,000	64,515
AGV Products Corp. (I)	521,505	235,090
Ampoc Far-East Co., Ltd. (I)	86,993	56,491
Apex Science & Engineering	6,240	2,907
Arima Communication Corp. (I)	332,000	131,262
Arima Optoelectronics Corp. (I)	85,000	22,044
Asia Cement Corp.	1,525,430	1,552,039

138

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Asia Optical Company, Inc. (I)	79,000	$128,399
Asia Polymer Corp.	274,800	271,679
Asustek Computer, Inc.	262,922	1,889,726
AU Optronics Corp. (L)	944,102	9,875,307
Audix Corp.	81,200	77,901
Aurora Systems Corp.	127,000	109,310
Avision, Inc.	154,751	81,452
Bank of Kaohsiung, Ltd. (I)	464,760	184,394
BES Engineering Corp.	2,195,700	543,457
Biostar Microtech International Corp.	36,000	21,769
C Sun Manufacturing, Ltd.	85,607	71,892
Cameo Communications, Inc.	131,080	69,772
Carnival Industrial Corp. (I)	205,000	74,723
Cathay Chemical Works, Inc.	93,000	39,580
Cathay Real Estate
Development Company, Ltd.	1,335,000	671,871
Central Reinsurance Company, Ltd.	293,422	143,680
Chain Qui Development Company, Ltd.	75,000	57,405
Champion Building Materials Company, Ltd.	15,132	12,172
Chang Hwa Commercial Bank, Ltd.	4,676,000	3,126,865
Charoen Pokphand Enterprise.	147,000	89,766
Cheng Loong Corp.	1,358,000	593,146
Chia Hsin Cement Corp.	674,686	327,060
Chien Kuo Construction Company, Ltd.	79,800	41,876
Chien Shing Stainless Steel Company, Ltd. (I)	199,000	40,466
Chin-Poon Industrial Company, Ltd.	571,571	468,792
China Chemical &
Pharmaceutical Company, Ltd.	32,000	27,293
China Development Financial Holdings Corp.	14,192,809	4,111,795
China General Plastics Corp.	495,000	184,353
China Manmade Fibers Corp. (I)	1,729,000	638,300
China Metal Products Company, Ltd.	177,223	185,653
China Motor Company, Ltd.	929,125	732,745
China Petrochemical Development Corp. (I)	2,652,320	1,886,739
China Steel Structure Company, Ltd.	169,000	123,797
China Synthetic Rubber Corp.	122,965	116,983
China Wire & Cable Company, Ltd. (I)	128,000	47,963
Chinatrust Financial Holding Company, Ltd.	2,587,324	1,630,819
Chun Yu Works & Company, Ltd. (I)	155,000	48,225
Chun Yuan Steel Industrial Company, Ltd.	616,525	296,167
Chung Hsin Electric & Machinery
Manufacturing Corp.	121,000	70,744
Chung Hung Steel Corp. (I)	104,000	48,217
Chung Hwa Pulp Corp. (I)	487,000	235,289
Chunghwa Picture Tubes, Ltd. (I)	4,649,429	666,019
CMC Magnetics Corp. (I)	4,348,000	1,157,981
Collins Company, Ltd.	130,200	59,778
Compeq Manufactuing Company, Ltd. (I)	1,453,000	473,720
Continental Holdings Corp. (I)	821,000	310,021
Coxon Precise Industrial Company, Ltd.	12,000	23,368
D-Link Corp.	389,834	425,420
Da Cin Construction Company, Ltd.	28,000	15,397
Darfon Electronics Corp.	45,850	59,792
Delpha Construction Company, Ltd.	142,766	61,201
Dynamic Electronics Company, Ltd.	101,000	72,874
E.Sun Financial Holding Company, Ltd.	5,355,586	2,773,995
Eastern Media International Corp. (I)	1,273,049	323,179
Edom Technology Company, Ltd.	141,000	75,060
Elitegroup Computer Systems Company, Ltd.	968,793	359,540
Enlight Corp. (I)	163,769	6,452
Everest Textile Company, Ltd. (I)	230,000	53,865
Evergreen International Storage &
Transport Corp.	119,600	98,725
Evergreen Marine Corp. (I)	1,753,000	1,240,912
Everspring Industry Company, Ltd. (I)	182,000	71,323

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Evertop Wire Cable Corp. (I)	147,414	$33,535
Excel Cell Electronic Company, Ltd.	34,000	22,670
Far Eastern Department Stores Company, Ltd.	45,250	56,830
Far Eastern International Bank	1,689,024	750,241
Federal Corp.	499,605	307,673
First Copper Technology Company, Ltd.	356,000	162,889
First Financial Holding Company, Ltd.	3,801,571	2,516,173
First Insurance Company, Ltd.	193,475	90,220
Forhouse Corp.	35,099	39,519
Formosa Oilseed Processing (I)	82,692	40,609
Formosa Taffeta Company, Ltd.	1,399,000	1,136,946
Formosan Rubber Group, Inc.	235,000	182,804
Formosan Union Chemical (I)	370,468	194,277
Froch Enterprise Company, Ltd. (I)	20,000	10,712
FU I Industrial Company, Ltd. (I)	202,000	58,233
Fullerton Technology Company, Ltd.	78,600	86,137
Fwusow Industry Company, Ltd.	162,463	71,217
Gamma Optical Company, Ltd.	24,000	21,257
Getac Technology Corp.	460,000	274,892
Giantplus Technology Company, Ltd. (I)	170,000	125,353
Gigabyte Technology Company, Ltd.	854,000	830,146
Gold Circuit Electronics, Ltd.	666,204	242,989
Goldsun Development &
Construction Company, Ltd.	1,628,430	765,821
Gordon Auto Body Parts Company, Ltd. (I)	120,184	44,993
Grand Pacific Petrochemical Corp.	783,000	378,212
GTM Corp. (I)	159,000	108,606
Hannstar Board Corp.	98,998	71,581
HannStar Display Corp. (I)	4,719,000	942,040
Hey Song Corp.	640,000	498,265
Ho Tung Chemical Corp. (I)	645,153	324,845
Hocheng Group Corp. (I)	424,500	153,617
Hold-Key Electric Wire & Cable
Company, Ltd. (I)	28,000	18,630
Hong TAI Electric Industrial Company, Ltd.	351,000	183,785
Hsin Kuang Steel Company, Ltd.	312,085	301,199
Hsing TA Cement Company, Ltd.	435,000	137,687
Hua Eng Wire & Cable Company, Ltd.	923,000	324,871
Hua Nan Financial Holdings Company, Ltd.	936,840	608,036
Hung Ching Development Company, Ltd.	173,000	100,987
Hung Sheng Construction Company, Ltd.	827,200	462,765
Hwa Fong Rubber Company, Ltd. (I)	427,770	151,940
Ichia Technologies, Inc.	478,180	239,639
InnoLux Display Corp. (I)	4,893,073	6,652,489
Inventec Appliances Corp.	133,000	107,778
Inventec Company, Ltd.	2,438,830	1,267,224
Jui Li Enterprise Company, Ltd. (I)	66,950	17,971
K Laser Technology, Inc.	82,214	64,152
Kang Na Hsiung Enterprise Company, Ltd.	105,000	72,914
Kaulin Manufacturing Company, Ltd.	202,710	193,574
KEE TAI Properties Company, Ltd.	346,621	180,612
King Yuan Electronics Company, Ltd. (I)	1,771,796	801,397
King’s Town Bank (I)	1,281,000	596,552
Kinpo Electronics, Inc. (I)	1,828,269	678,083
Kwong Fong Industries Corp. (I)	959,000	279,802
L&K Engineering Company, Ltd.	33,000	32,202
Lan Fa Textile Company, Ltd. (I)	174,874	76,867
Lead Data, Inc. (I)	289,753	58,211
Lealea Enterprise Company, Ltd.	891,111	488,904
LEE CHI Enterprises Company, Ltd.	118,000	56,200
Lelon Electronics Corp.	17,000	13,537
Leofoo Development Company, Ltd. (I)	36,000	23,665
Li Peng Enterprise Company, Ltd. (I)	546,864	275,304
Lien Hwa Industrial Corp.	753,807	478,779
Lingsen Precision Industries, Ltd.	372,481	257,375

139

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Lite-on It Corp.	62,309	$64,686
Lite-On Semiconductor Corp. (I)	233,000	140,378
Lite-On Technology Corp.	1,978,599	2,494,223
Long Bon International Company, Ltd.	36,000	14,732
Long Chen Paper Company, Ltd.	750,771	258,156
Lucky Cement Corp.	390,000	94,258
Macronix International Company, Ltd.	162,372	100,930
Marketech International Corp.	57,000	31,002
Masterlink Securities Corp	563,000	221,540
Mayer Steel Pipe Corp.	297,574	251,251
Mega Financial Holding Company, Ltd.	12,395,000	8,362,025
Meiloon Industrial Company, Ltd.	117,048	63,680
Mercuries & Associates, Ltd.	78,750	54,116
Micro-Star International Company, Ltd.	1,410,264	757,233
Mitac International	1,913,956	909,267
Mobiletron Electronics Company, Ltd.	56,000	42,903
Mustek Systems, Inc. (I)	28,367	3,768
Nantex Industry Company, Ltd.	11,880	7,882
Nien Hsing Textile Company, Ltd.	617,377	426,958
Optimax Technology Corp. (I)	152,610	34,063
Orient Semiconductor Electronics, Ltd. (I)	367,000	101,185
Oriental Union Chemical Corp.	311,000	267,669
Pacific Construction Company, Ltd. (I)	160,000	21,776
Pegatron Corp. (I)	707,660	924,833
Plotech Company, Ltd.	4,000	2,617
Polaris Securities Company, Ltd.	1,356,000	672,392
Pou Chen Corp.	1,374,348	1,206,391
President Securities Corp.	333,840	189,582
Prodisc Technology, Inc. (I)	762,000	10,000
Promate Electronic Company, Ltd.	1,000	779
Qisda Corp. (I)	32,000	22,656
Quintain Steel Company, Ltd. (I)	325,500	119,083
Radiant Opto-Electronics Corp.	65,870	98,557
Ralec Electronic Corp.	41,335	84,695
Rechi Precision Company, Ltd. (I)	36,000	17,335
Reward Wool Industry Corp. (I)	181,000	47,361
Rexon Industrial Corp., Ltd. (I)	80,000	26,105
Ritek Corp. (I)	4,226,029	1,190,996
Sampo Corp. (I)	1,318,000	219,293
Sanyang Industrial Company, Ltd. (I)	898,924	477,394
Sheng Yu Steel Company, Ltd.	169,000	121,352
Shihlin Electric & Engineering Corp.	32,000	36,764
Shinkong Synthetic Fibers Corp.	2,012,000	841,988
Sigurd Microelectronics Corp.	376,293	324,425
Silicon Integrated Systems Corp.	304,000	195,466
Sinbon Electronics Company, Ltd.	10,000	8,351
Sinon Corp.	368,650	169,165
SinoPac Holdings Company, Ltd.	9,862,000	3,691,926
Siward Crystal Technology Company, Ltd. (I)	64,213	40,469
Solomon Technology Corp. (I)	90,394	43,613
Southeast Cement Company, Ltd.	295,000	118,128
Spirox Corp.	127,068	107,114
Springsoft, Inc.	63,000	78,875
Stark Technology, Inc.	57,000	50,327
Sunplus Technology Company, Ltd. (I)	221,000	170,226
Supreme Electronics Company, Ltd.	181,000	131,445
Sweeten Construction Company, Ltd.	34,650	18,168
Ta Chen Stainless Pipe Company, Ltd.	517,000	349,491
Ta Chong Bank Company, Ltd. (I)	3,180,000	808,904
Ta Ya Electric Wire & Cable Company, Ltd.	919,244	265,455
Tah Hsin Industrial Company, Ltd.	217,000	166,630
Taichung Commercial Bank (I)	1,611,112	551,560
Tainan Enterprises Company, Ltd.	194,250	284,005
Tainan Spinning Company, Ltd.	1,654,500	905,182
Taishin Financial Holdings Company, Ltd. (I)	6,798,087	3,045,034

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taisun Enterprise Company, Ltd.	68,840	$37,848
Taita Chemical Company, Ltd. (I)	103,000	39,043
Taiwan Business Bank (I)	3,625,440	1,104,382
Taiwan Cement Corp.	1,952,000	2,081,068
Taiwan Cogeneration Corp	335,920	184,369
Taiwan Cooperative Bank	5,663,313	4,023,085
Taiwan Fu Hsing Industrial Company, Ltd.	231,000	147,841
Taiwan Glass Industrial Corp.	803,471	814,147
Taiwan International Securities Corp. (I)	145,000	56,575
Taiwan Kolin Company, Ltd. (I)	327,000	0
Taiwan Mask Corp.	407,150	171,243
Taiwan Paiho, Ltd.	402,359	394,118
Taiwan Pulp & Paper Corp. (I)	394,000	209,810
Taiwan Sogo Shin Kong	5,000	3,583
Taiwan Styrene Monomer Corp.	718,159	312,653
Taiwan Tea Corp.	546,000	346,739
Taiyen Biotech Company, Ltd.	320,000	267,250
Tatung Company, Ltd. (I)	5,377,000	1,061,061
Teapo Electronic Corp. (I)	205,000	46,086
Teco Electric & Machinery Company, Ltd.	2,874,000	1,670,069
Tex-Ray Industrial Company, Ltd. (I)	90,000	35,117
Ton Yi Industrial Corp.	664,000	338,584
Topco Scientific Company, Ltd.	11,220	14,412
Tung Ho Steel Enterprise Corp.	24,000	22,485
Twinhead International Corp. (I)	224,000	36,695
TYC Brother Industrial Company, Ltd.	163,900	102,712
Tycoons Group Enterprise Company, Ltd. (I)	367,768	107,317
TZE Shin International Company, Ltd.	51,183	24,646
U-Tech Media Corp. (I)	180,000	76,188
Union Bank of Taiwan (I)	636,781	182,054
Unitech Electronics Company, Ltd.	158,039	95,280
Unitech Printed Circuit Board Corp. (I)	609,550	306,189
United Microelectronics Corp.	18,117,794	8,027,444
Universal Cement Corp.	821,108	450,619
Universal Microelectronics Company, Ltd. (I)	60,000	36,297
Unizyx Holding Corp. (I)	377,000	241,043
UPC Technology Corp.	892,870	569,916
USI Corp.	988,960	816,252
Ve Wong Corp.	93,993	72,918
Walsin Lihwa Corp. (I)	4,214,000	2,512,638
Walsin Technology Corp. (I)	826,064	482,204
Walton Advanced Engineering, Inc.	229,584	110,163
Wan Hai Lines, Ltd. (I)	18,080	12,635
Waterland Financial Holding Company	2,721,082	822,051
WEI Chih Steel Industrial Company, Ltd. (I)	100,000	28,321
Weikeng Industrial Company, Ltd.	90,000	68,841
Wellypower Optronics Corp.	45,000	46,975
Winbond Electronics Corp. (I)	4,720,000	1,250,535
WT Microelectronics Company, Ltd.	101,000	147,666
WUS Printed Circuit Company, Ltd. (I)	520,000	300,704
Yageo Corp. (I)	3,548,000	1,527,774
Yeun Chyang Industrial Company, Ltd.	133,000	99,907
Yi Jinn Industrial Company, Ltd. (I)	219,800	75,196
Yieh Phui Enterprise Company, Ltd.	1,657,669	608,308
Yuen Foong Yu Paper
Manufacturing Company, Ltd.	1,653,401	759,156
Yulon Motor Company, Ltd.	1,281,827	2,312,645
Yung Chi Paint & Varnish
Manufacturing Company, Ltd.	63,787	91,213
Yungtay Engineering Company, Ltd.	529,000	675,367
Zenitron Corp.	135,000	82,236
Zig Sheng Industrial Company, Ltd.	234,732	116,394

		135,278,464

140

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand - 2.50%
Aapico Hitech PCL	120,600	$57,618
Asia Plus Securities PCL	440,200	41,772
Bangchak Petroleum PCL	805,100	387,297
Bangkok Aviation Fuel Services PCL	139,371	45,232
Bangkok Bank PCL	1,131,100	5,806,188
Bangkok Bank PCL, NVDR	145,000	770,546
Bangkok Expressway PCL	565,700	348,553
Bangkok Insurance PCL	3,250	26,450
Bangkokland PCL (I)	9,510,100	253,812
Bank of Ayudhya PCL	2,762,100	2,272,462
Cal-Comp Electronics Thailand PCL	1,880,300	245,337
Capital Nomura Securities PCL	25,000	25,947
Central Plaza Hotel PCL	791,000	143,344
Eastern Water Resources Development &
Management PCL	295,200	55,441
Esso Thailand PCL	1,090,000	237,035
G J Steel PCL	23,487,100	185,730
G Steel PCL (I)	3,947,700	75,442
Golden Land Property PCL (I)	37,000	4,994
IRPC PCL	11,625,600	1,593,492
Italian-Thai Development PCL (I)	3,079,100	512,338
Kiatnakin Finance PCL	356,200	457,720
Krung Thai Bank PCL	6,088,200	3,410,194
Krungthai Card PCL (I)	134,500	63,815
MBK PCL	46,300	151,409
Padaeng Industry PCL	166,300	122,739
Pranda Jewelry PCL	214,300	44,484
Precious Shipping PCL	577,100	347,971
PTT Aromatics & Refining PCL	1,725,000	1,563,015
PTT Chemical PCL	70,100	311,812
Regional Container Lines PCL (I)	582,300	301,223
Saha-Union PCL	204,000	255,420
Sahaviriya Steel Industries PCL (I)	7,218,500	428,115
Sansiri PCL	965,300	194,014
SC Asset Corp. PCL	168,200	87,564
Serm Suk PCL	86,700	128,550
Tata Steel Thailand PCL (I)	5,227,800	320,386
Thai Carbon Black PCL	44,000	46,755
Thai Oil PCL	1,138,800	1,979,298
Thai Plastic & Chemical PCL	401,400	244,675
Thaicom PCL	758,200	184,866
Thanachart Captial PCL	811,900	1,103,488
Thoresen Thai Agencies PCL	437,660	347,532
TPI Polene PCL	1,302,600	557,951
Vanachai Group PCL	940,600	213,843

		25,955,869
Turkey - 3.33%
Adana Cimento Sanayi	500	217
Akcansa Cimento AS	73,160	386,654
Aksa Akrilik Kimya Sanayi AS	170,085	375,771
Aksigorta AS	231,109	325,448
Alarko Holding AS	100,330	235,540
Anadolu Cam Sanayi AS (I)	171,177	323,981
Anadolu Isuzu Otomotiv Sanayi AS (I)	6,122	27,904
Anadolu Sigorta AS	360,610	307,774
Arcelik AS	355,196	1,948,721
Aygaz AS	144,675	719,107
Bati Cimento AS	7,926	41,825
BatiSoke AS (I)	23,755	26,553
Bolu Cimento Sanayii AS	117,979	127,960
Borusan Mannesmann Boru Sanayi AS	14,559	188,126
Cemtas Celik Makina (I)	98,165	61,013
Cimsa Cimento Sanayi ve Ticaret	81,470	618,963
Dogan Sirketler Grubu Holdings AS (I)	1,464,692	1,062,227

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Dogus Otomotiv Servis ve Ticaret AS (I)	76,312	$495,265
Eczacibasi Ilac Sanayi AS	268,690	489,796
Eregli Demir ve Celik Fabrikalari (I)	671,443	2,387,716
Gentas Genel Metal Sanayi ve Ticaret AS	43,807	42,685
Global Yatirim Holding AS (I)	380,889	184,151
Goldas Kuyumculuk Sanayi AS (I)	54,846	39,020
Goodyear Lastikleri Turk AS (I)	10,244	145,073
GSD Holding AS (I)	418,949	321,060
Gunes Sigorta AS (I)	87,172	124,048
HACI Omer Sabanci Holding AS	165,475	856,629
Hektas Ticaret TAS	67,687	64,016
Hurriyet Gazetecilik AS	291,507	312,149
Ihlas Holding AS (I)	428,667	224,992
Izmir Demir Celik Sanayi AS (I)	32,233	56,565
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS (I)	371,286	282,052
KOC Holdings AS	888,143	4,228,582
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS (I)	305,538	687,600
Marmaris Marti Otel Isletmeleri AS (I)	100,968	85,080
Menderes Tekstil Sanayi ve Ticaret AS (I)	126,375	54,957
Mutlu Aku ve Malzemeleri Sanayi AS (I)	28,331	47,922
Net Turizm Ticaret ve Sanayi AS (I)	196,638	138,280
Nortel Networks Netas Telekomunikasyon AS	4,120	160,752
Parsan Makina Parcalari Sanayi AS (I)	48,236	54,625
Petkim Petrokimya Holding AS (I)	763,404	1,207,228
Pinar Entegre Et ve Un Sanayi AS	36,324	153,077
Pinar Sut Mamulleri Sanayii AS	25,633	175,448
Sanko Pazarlama Ithalat Ihracat AS (I)	20,076	57,424
Sarkuysan Elektrolitik Bakir AS	84,128	213,868
Sekerbank TAS	354,271	413,696
Tekfen Holding AS	210,781	858,401
Tekstil Bankasi AS (I)	84,007	64,979
Trakya Cam Sanayi AS (I)	365,331	731,627
Turcas Petrolculuk AS	68,710	291,833
Turk Ekonomi Bankasi AS	377,624	609,993
Turk Hava Yollari AS (I)	647,999	2,640,122
Turk Sise ve Cam Fabrikalari AS (I)	582,337	1,037,246
Turkiye Is Bankasi AS	522,375	2,217,305
Turkiye Sinai Kalkinma Bankasi AS	637,597	1,064,973
Turkiye Vakiflar Bankasi Tao	1,298,216	3,942,740
Ulker Gida Sanayi ve Ticaret AS	110,020	328,272
Uzel Makina Sanayi AS (I)	22,930	0
Vestel Elektronik Sanayi ve Tracaret AS (I)	118,623	197,410

		34,466,441

TOTAL COMMON STOCKS (Cost $743,505,850)		$997,182,818

PREFERRED STOCKS - 2.93%
Brazil - 2.91%
Banco Daycoval SA	91,000	599,137
Banco do Estado do Rio Grande do Sul	257,800	2,596,284
Banco Industrial e Comercial SA	157,800	1,440,904
Banco Panamericano SA	138,100	685,603
Banco Pine SA	43,000	349,439
Banco Sofisa SA	83,500	234,412
Bardella SA Industrias Mecanicas	916	88,785
Companhia de Ferro Ligas Da Bahia	48,324	357,860
Companhia de Tecidos Norte de Minas SA	85,800	211,965
Confab Industrial SA	399,518	1,452,148
Forjas Taurus SA	27,570	75,606
Inepar SA Industria E Construcoes (I)	24,400	65,470
Klabin SA	4,100	11,389
Mahle-Metal Leve SA Industria e Comercio	1,500	27,855
Metalurgica Gerdau SA	332,600	5,370,350

141

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Parana Banco SA	21,400	$135,584
Petroleo Brasileiro SA	46,169	744,652
Sao Paulo Alpargatas SA	20,100	112,855
Suzano Papel e Celulose SA	293,100	2,780,293
Telemar Norte Leste SA (I)	57,500	1,525,857
Uniao de Industrias Petroquimicas SA (I)	731,700	272,441
Universo Online SA	68,800	394,421
Usinas Siderurgicas de Minas Gerais SA	794,800	10,663,097

		30,196,407
India - 0.01%
Trent, Ltd., Series A	926	19,577
Trent, Ltd., Series B	926	18,753

		38,330
Malaysia - 0.01%
TA Global BHD	1,233,900	133,902

TOTAL PREFERRED STOCKS (Cost $20,333,703)		$30,368,639

RIGHTS - 0.00%
G J Steel PCL (Strike Price: THB 0.03) (I)	1,607,216	0

TOTAL RIGHTS (Cost $0)		$0

WARRANTS - 0.01%
Bangkok Land PCL (Expiration Date:
09/22/2015, Strike Price: THB 1.10) (I)	1,068,550	6,619
HKC Holdings, Ltd. (Expiration Date:
05/26/2011, Strike Price: HKD 0.313) (I)	23,681	150
HKC Holdings, Ltd. (Expiration Date:
06/09/2011, Strike Price: HKD 0.50) (I)	390,740	2,518
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00) (I)	37,402	23,332
Sansiri PCL (Expiration Date: 01/20/2015,
Strike Price: THB 5.20) (I)	482,650	25,604

TOTAL WARRANTS (Cost $0)		$58,223

SHORT-TERM INVESTMENTS - 11.00%
Short-Term Securities* - 0.14%
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	$1,519,154	1,519,154
Securities Lending Collateral - 10.86%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	11,251,082	112,609,832

TOTAL SHORT-TERM INVESTMENTS (Cost $114,138,306)		$114,128,986

Total Investments (Emerging Markets Value Trust)
(Cost $877,977,859) - 110.13%		$1,141,738,666
Other assets and liabilities, net - (10.13%)		(105,049,613)

TOTAL NET ASSETS - 100.00%		$1,036,689,053

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.13%
Consumer Discretionary - 15.12%
Automobiles - 0.52%
Harley-Davidson, Inc. (L)	337,700	$9,604,188

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Distributors - 0.49%
Genuine Parts Company	201,600	$8,989,344
Diversified Consumer Services - 0.24%
H&R Block, Inc. (L)	335,500	4,344,725
Hotels, Restaurants & Leisure - 1.12%
Marriott International, Inc., Class A (L)	419,487	15,030,219
MGM Resorts International (I)(L)	482,500	5,442,600

		20,472,819
Household Durables - 2.53%
D.R. Horton, Inc. (L)	312,000	3,469,440
Fortune Brands, Inc.	527,900	25,988,517
Whirlpool Corp. (L)	207,700	16,815,392

		46,273,349
Leisure Equipment & Products - 0.88%
Mattel, Inc.	683,075	16,024,940
Media - 5.68%
Cablevision Systems Corp., Class A	496,200	12,995,478
Comcast Corp., Class A	425,100	7,685,808
Madison Square Garden, Inc., Class A (I)	137,600	2,900,608
The McGraw-Hill Companies, Inc.	589,600	19,492,176
The New York Times Company, Class A (I)(L)	749,400	5,800,356
The Walt Disney Company	655,000	21,687,050
Time Warner, Inc.	883,300	27,073,145
WPP PLC	564,077	6,246,665

		103,881,286
Multiline Retail - 0.46%
Macy’s, Inc.	364,300	8,411,687
Specialty Retail - 3.20%
Bed Bath & Beyond, Inc. (I)	418,159	18,152,282
Home Depot, Inc. (L)	982,400	31,122,432
Tiffany & Company (L)	199,100	9,355,709

		58,630,423

		276,632,761
Consumer Staples - 3.94%
Food Products - 2.88%
Archer-Daniels-Midland Company	149,100	4,759,272
Kraft Foods, Inc., Class A	356,975	11,016,249
McCormick & Company, Inc.	206,700	8,689,668
The Hershey Company (L)	593,600	28,249,424

		52,714,613
Household Products - 1.06%
Kimberly-Clark Corp.	298,600	19,423,930

		72,138,543
Energy - 13.37%
Energy Equipment & Services - 1.49%
Baker Hughes, Inc.	126,800	5,401,680
Schlumberger, Ltd.	354,400	21,834,584

		27,236,264
Oil, Gas & Consumable Fuels - 11.88%
Anadarko Petroleum Corp.	319,900	18,250,295
BP PLC, SADR (L)	399,875	16,462,854
Chevron Corp.	604,600	49,002,830
ConocoPhillips	202,500	11,629,575
Exxon Mobil Corp.	625,000	38,618,750
Murphy Oil Corp.	428,900	26,557,488
Royal Dutch Shell PLC, ADR (L)	599,700	36,161,910
Spectra Energy Corp.	393,150	8,865,533

142

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PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco, Inc. (L)	327,200	$11,942,800

		217,492,035

		244,728,299
Financials - 19.07%
Capital Markets - 1.78%
Legg Mason, Inc. (L)	531,802	16,118,919
The Bank of New York Mellon Corp.	628,700	16,427,931

		32,546,850
Commercial Banks - 4.98%
KeyCorp	1,015,100	8,080,196
Marshall & Ilsley Corp.	635,600	4,474,624
Regions Financial Corp.	975,700	7,093,339
SunTrust Banks, Inc.	584,300	15,092,469
U.S. Bancorp	1,158,900	25,055,418
Wells Fargo & Company	1,249,100	31,389,883

		91,185,929
Consumer Finance - 3.46%
American Express Company	936,700	39,369,501
Capital One Financial Corp. (L)	322,075	12,738,066
SLM Corp. (I)(L)	966,600	11,164,230

		63,271,797
Diversified Financial Services - 5.40%
Bank of America Corp.	2,588,893	33,940,387
JPMorgan Chase & Company	1,423,475	54,191,693
NYSE Euronext	372,200	10,633,754

		98,765,834
Insurance - 3.12%
Chubb Corp.	157,600	8,981,624
Lincoln National Corp.	535,900	12,818,728
Marsh & McLennan Companies, Inc.	806,100	19,443,132
Sun Life Financial, Inc. (L)	404,900	10,543,596
The Travelers Companies, Inc.	102,200	5,324,620

		57,111,700
Real Estate Investment Trusts - 0.33%
Weyerhaeuser Company	390,700	6,157,432

		349,039,542
Health Care - 5.84%
Biotechnology - 0.56%
Amgen, Inc. (I)	186,000	10,250,460
Health Care Equipment & Supplies - 0.34%
Beckman Coulter, Inc.	126,700	6,181,693
Pharmaceuticals - 4.94%
Bristol-Myers Squibb Company	614,725	16,665,195
Eli Lilly & Company	438,900	16,033,017
Johnson & Johnson	320,300	19,845,788
Merck & Company, Inc.	564,450	20,777,405
Pfizer, Inc.	994,635	17,077,883

		90,399,288

		106,831,441
Industrials - 13.86%
Aerospace & Defense - 3.34%
Honeywell International, Inc.	469,900	20,647,406
ITT Corp. (L)	280,900	13,154,547
Lockheed Martin Corp.	145,600	10,378,368
The Boeing Company	255,400	16,994,316

		61,174,637

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Freight & Logistics - 1.14%
United Parcel Service, Inc., Class B	312,600	$20,847,294
Building Products - 0.76%
Masco Corp.	858,100	9,447,681
USG Corp. (I)(L)	332,700	4,388,313

		13,835,994
Commercial Services & Supplies - 0.66%
Avery Dennison Corp.	327,400	12,153,088
Electrical Equipment - 1.14%
Cooper Industries PLC	262,100	12,824,553
Emerson Electric Company	153,200	8,067,512

		20,892,065
Industrial Conglomerates - 4.37%
3M Company	377,900	32,767,709
General Electric Company	2,910,000	47,287,500

		80,055,209
Machinery - 2.45%
Deere & Company	170,800	11,918,424
Eaton Corp.	92,900	7,663,321
Illinois Tool Works, Inc.	478,200	22,484,964
Pall Corp.	64,500	2,685,780

		44,752,489

		253,710,776
Information Technology - 5.60%
Communications Equipment - 0.37%
Cisco Systems, Inc. (I)	310,200	6,793,380
Computers & Peripherals - 0.49%
Dell, Inc. (I)	682,825	8,849,412
Internet Software & Services - 0.62%
eBay, Inc. (I)	464,700	11,338,680
IT Services - 0.77%
Computer Sciences Corp.	307,424	14,141,504
Semiconductors & Semiconductor Equipment - 1.81%
Analog Devices, Inc.	544,300	17,080,134
Applied Materials, Inc.	1,091,900	12,753,392
Texas Instruments, Inc.	119,100	3,232,374

		33,065,900
Software - 1.54%
Electronic Arts, Inc. (I)	395,700	6,501,351
Microsoft Corp.	885,925	21,696,303

		28,197,654

		102,386,530
Materials - 6.33%
Chemicals - 2.80%
E.I. Du Pont de Nemours & Company	430,500	19,208,910
International Flavors & Fragrances, Inc.	316,700	15,366,284
Monsanto Company	347,300	16,646,089

		51,221,283
Construction Materials - 0.68%
Vulcan Materials Company (L)	339,100	12,519,572
Metals & Mining - 1.19%
Alcoa, Inc.	437,500	5,298,125
Nucor Corp.	430,800	16,456,560

		21,754,685
Paper & Forest Products - 1.66%
International Paper Company	924,700	20,112,225

143

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
MeadWestvaco Corp.	420,800	$10,259,104

		30,371,329

		115,866,869
Telecommunication Services - 4.56%
Diversified Telecommunication Services - 3.87%
AT&T, Inc.	1,346,749	38,517,021
Qwest Communications International, Inc. (L)	2,416,500	15,151,455
Verizon Communications, Inc.	526,300	17,152,117

		70,820,593
Wireless Telecommunication Services - 0.69%
Sprint Nextel Corp. (I)	956,600	4,429,058
Vodafone Group PLC	3,280,917	8,121,797

		12,550,855

		83,371,448
Utilities - 8.44%
Electric Utilities - 4.86%
Duke Energy Corp.	705,200	12,489,092
Entergy Corp.	174,300	13,339,179
Exelon Corp.	458,900	19,539,962
FirstEnergy Corp. (L)	202,400	7,800,496
Pinnacle West Capital Corp.	258,400	10,664,168
PPL Corp.	387,100	10,540,733
Progress Energy, Inc.	327,500	14,547,550

		88,921,180
Independent Power Producers & Energy Traders - 0.65%
Constellation Energy Group, Inc.	256,100	8,256,664
NRG Energy, Inc. (I)(L)	170,200	3,543,564

		11,800,228
Multi-Utilities - 2.93%
CenterPoint Energy, Inc.	346,800	5,451,696
NiSource, Inc. (L)	1,051,400	18,294,360
PG&E Corp.	251,800	11,436,756
TECO Energy, Inc. (L)	250,300	4,335,196
Xcel Energy, Inc. (L)	614,700	14,119,659

		53,637,667

		154,359,075

TOTAL COMMON STOCKS (Cost $1,643,635,482)		$1,759,065,284

SHORT-TERM INVESTMENTS - 16.14%
Short-Term Securities* - 3.92%
State Street Institutional U.S. Government
Money Market Fund, 0.1119% (Y)	$1,086,761	1,086,761
T. Rowe Price Prime Reserve Investment
Fund, 0.2943% (Y)	70,692,210	70,692,209

		71,778,970
Securities Lending Collateral - 12.22%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	22,343,874	223,635,369

TOTAL SHORT-TERM INVESTMENTS (Cost $295,434,018)		$295,414,339

Total Investments (Equity-Income Trust)
(Cost $1,939,069,500) - 112.27%		$2,054,479,623
Other assets and liabilities, net - (12.27%)		(224,577,796)

TOTAL NET ASSETS - 100.00%		$1,829,901,827

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.15%
Energy - 5.44%
Oil, Gas & Consumable Fuels - 5.44%
Canadian Natural Resources, Ltd.	269,710	$9,331,966
Financials - 89.25%
Capital Markets - 15.53%
Ameriprise Financial, Inc.	45,286	2,143,386
GAM Holding, Ltd. (I)	140,332	2,129,021
Julius Baer Group, Ltd.	206,432	7,524,615
T. Rowe Price Group, Inc. (L)	12,970	649,343
The Bank of New York Mellon Corp.	286,426	7,484,311
The Charles Schwab Corp.	38,902	540,738
The Goldman Sachs Group, Inc.	42,578	6,155,927

		26,627,341
Commercial Banks - 16.72%
Banco Santander Brasil SA, ADR	43,400	597,618
ICICI Bank, Ltd., SADR	41,203	2,053,970
State Bank of India, GDR	128,369	18,424,011
U.S. Bancorp	30,829	666,523
Wells Fargo & Company	275,881	6,932,890

		28,675,012
Consumer Finance - 9.54%
American Express Company	366,318	15,396,346
The First Marblehead Corp. (I)(L)	410,168	959,793

		16,356,139
Diversified Financial Services - 10.26%
Bank of America Corp.	36,055	472,681
Moody’s Corp. (L)	236,020	5,895,780
Oaktree Capital Group LLC, Class A (I)(S)	294,700	10,093,475
RHJ International (I)	136,461	1,126,639

		17,588,575
Insurance - 33.62%
ACE, Ltd.	37,604	2,190,433
China Life Insurance
Company, Ltd., SADR (L)	83,270	4,952,900
Everest Re Group, Ltd.	61,428	5,311,679
Loews Corp.	398,055	15,086,285
Markel Corp. (I)(L)	21,614	7,447,968
The Progressive Corp.	339,835	7,092,356
Transatlantic Holdings, Inc.	306,409	15,571,705

		57,653,326
Real Estate Management & Development - 3.58%
Brookfield Asset Management, Inc., Class A	216,510	6,142,389

		153,042,782
Industrials - 2.55%
Professional Services - 2.55%
Dun & Bradstreet Corp.	58,948	4,370,405
Information Technology - 2.91%
IT Services - 2.91%
Cielo SA	148,100	1,289,310
Visa, Inc., Class A (L)	49,763	3,695,400

		4,984,710

		4,984,710

TOTAL COMMON STOCKS (Cost $167,112,890)		$171,729,863

SHORT-TERM INVESTMENTS - 10.77%
Short-Term Securities* - 0.12%
UBS Finance (Delaware) LLC, 0.190%	$203,000	203,000

144

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 10.65%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	$1,825,490	$18,270,960

TOTAL SHORT-TERM INVESTMENTS (Cost $18,475,370)		$18,473,960

Total Investments (Financial Services Trust)
(Cost $185,588,260) - 110.92%		$190,203,823
Other assets and liabilities, net - (10.92%)		(18,729,934)

TOTAL NET ASSETS - 100.00%		$171,473,889

Floating Rate Income Trust
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) - 68.17%
Consumer Discretionary - 29.33%
Amscan Holdings, Inc.
2.539%, 05/25/2013	$1,313,275	$1,248,705
Carmike Cinemas, Inc.
5.500%, 01/27/2016	3,593,400	3,588,908
CCM Merger, Inc.
8.500%, 07/13/2012	2,396,743	2,365,585
Cengage Learning, Inc.
2.540%, 07/03/2014	3,545,109	3,179,318
Charter Communications Operating LLC
3.540%, 09/06/2016	1,796,121	1,752,340
Citadel Broadcasting Corp.
11.000%, 06/03/2015	1,609,956	1,696,692
Dex Media West, Inc.
7.000%, 10/24/2014	3,305,098	2,866,713
Ford Motor Company
3.030%, 12/16/2013	5,433,091	5,323,582
Golden Nugget, Inc.
3.260%, 06/30/2014	2,367,308	1,892,859
3.262%, 06/30/2014	1,353,497	1,082,233
Harrah’s Operating Company, Inc.
3.498%, 01/28/2015	531,807	457,462
9.500%, 10/31/2016	5,945,025	6,098,112
Las Vegas Sands LLC
3.030%, 11/23/2016	1,428,784	1,298,606
3.030%, 11/23/2016	73,502	66,805
Nielsen Finance LLC
2.258%, 08/09/2013	60,021	57,795
4.008%, 05/02/2016	964,646	928,472
QUIZNO’s Corp.
5.063%, 05/05/2013	821,244	705,414
Regal Cinemas Corp.
3.789%, 11/21/2016	1,265,735	1,253,474
Sinclair Television Group, Inc.
5.500%, 10/29/2015	3,272,727	3,279,544
SuperMedia, Inc.
11.000%, 12/31/2015	1,546,584	1,200,812
Tribune Company
Zero Coupon 06/07/2011 (H)(U)	2,462,857	1,556,989
Univision Communications, Inc.
2.506%, 09/29/2014	6,769,449	5,923,268
UPC Broadband Holding BV
2.501%, 12/31/2014	1,565,583	1,500,024

		49,323,712

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Energy - 2.13%
Hercules Offshore, Inc.
6.000%, 07/11/2013	$945,284	$813,282
SemGroup Corp.
1.399%, 11/30/2012	2,771,782	2,777,325
Venoco, Inc.
4.313%, 05/08/2014	330	309

		3,590,916
Financials - 3.04%
Realogy Corp.
3.258%, 10/10/2013	5,067,857	4,495,610
3.301%, 10/10/2013	693,040	614,784

		5,110,394
Health Care - 6.28%
Bausch & Lomb, Inc.
3.506%, 04/24/2015	350,968	336,848
3.527%, 04/24/2015	1,447,278	1,379,889
Biomet, Inc.
3.282%, 03/25/2015	269,043	260,668
Community Health Systems, Inc.
2.549%, 07/25/2014	2,794,052	2,649,445
2.549%, 07/25/2014	143,749	136,309
IASIS Healthcare LLC
2.256%, 03/14/2014	2,934,000	2,808,081
2.256%, 03/14/2014	1,015,491	971,910
3.156%, 03/14/2014	277,031	265,142
Royal Pharma Finance Trust
2.539%, 04/16/2013	1,767,346	1,749,651

		10,557,943
Industrials - 9.46%
ARAMARK Corp.
2.164%, 01/27/2014	123,172	116,783
Brand Energy Services
2.566%, 02/07/2014	1,641,645	1,512,366
DAE Aviation Holdings, Inc.
4.230%, 07/31/2014	1,908,955	1,752,659
4.230%, 07/31/2014	1,848,218	1,696,895
Delta Air Lines, Inc.
2.250%, 04/30/2012	1,835,303	1,765,714
8.750%, 09/27/2013	990,000	999,900
Fenwal, Inc.
2.549%, 02/28/2014	3,665,669	3,173,857
2.549%, 02/28/2014	627,978	543,724
Hawker Beechcraft Acquisition Company LLC
2.265%, 03/26/2014	951,276	767,891
2.633%, 03/26/2014	56,872	45,908
Swift Transportation Company, Inc.
8.250%, 05/09/2014	2,794	2,723
U.S. Investigations Services, Inc.
3.292%, 02/21/2015	3,865,265	3,536,718

		15,915,138
Information Technology - 5.64%
First Data Corp.
3.006%, 09/24/2014	2,749,626	2,418,984
Freescale Semiconductor, Inc.
4.509%, 12/01/2016	3,901,999	3,561,659
SunGard Data Systems, Inc.
4.038%, 02/26/2016	3,574,202	3,501,603

		9,482,246
Materials - 2.85%
Berry Plastics Corp.
2.376%, 04/03/2015	1,341,474	1,224,705

145

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Materials (continued)
Georgia Pacific Corp.
2.298%, 12/20/2012	$1,215,060	$1,206,638
3.541%, 12/23/2014	819,043	817,507
Graham Packaging Company
6.750%, 04/05/2014	1,530,499	1,537,878

		4,786,728
Telecommunication Services - 2.13%
PanAmSat Corp.
3.033%, 01/03/2014	651,630	626,578
3.033%, 01/03/2014	651,429	626,386
3.033%, 01/03/2014	651,429	626,386
Telesat Canada
3.260%, 10/31/2014	138,913	135,180
3.260%, 10/31/2014	1,617,244	1,573,781

		3,588,311
Utilities - 7.31%
NRG Energy, Inc.
1.789%, 02/01/2013	846,587	822,777
NRG Energy, Inc., Loan B
3.539%, 08/31/2015	3,175,728	3,162,685
Texas Competitive Electric Holdings
Company LLC
3.758%, 10/10/2014	9,910,690	7,664,263
3.923%, 10/10/2014	828,935	642,885

		12,292,610

TOTAL TERM LOANS (Cost $111,225,185)		$114,647,998

CORPORATE BONDS - 1.85%
Energy - 1.85%
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	3,750,000	3,112,501

TOTAL CORPORATE BONDS (Cost $3,667,351)		$3,112,501

COMMON STOCKS - 4.45%
Consumer Discretionary - 1.97%
Citadel Broadcasting Corp. Class A (I)	$13,115	301,645
Citadel Broadcasting Corp., Class B (I)	81,261	1,869,003
SuperMedia, Inc. (I)(L)	15,339	162,133
Tropicana Entertainment, Inc. (I)	72,338	976,563

		3,309,344
Energy - 1.22%
Express Energy Services LLC (I)	117,715	2,060,013
Industrials - 0.06%
Nortek, Inc. (I)	2,500	100,000
Materials - 1.20%
Georgia Gulf Corp. (I)(L)	123,517	2,018,268

TOTAL COMMON STOCKS (Cost $7,564,212)		$7,487,625

SHORT-TERM INVESTMENTS - 20.72%
Repurchase Agreement - 19.73%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.200% to
be repurchased at $8,175,045 on
10/01/2010, collateralized by
$5,346,000 U.S. Treasury Bonds, 3.625%
due 08/15/2019 (valued at $5,899,680,
including interest) and
$2,320,000 U.S. Treasury Bonds, 2.125%
due 11/30/2014 (valued at $2,438,821,
including interest)	$8,175,000	8,175,000

Floating Rate Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Morgan Stanley Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.170% to
be repurchased at $8,175,039 on
10/01/2010, collateralized by
$8,400,000 Federal National Mortgage
Association, 2.900% due 08/09/2017 (valued
at $8,338,500, including interest)	$8,175,000	$8,175,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.210% to
be repurchased at $8,175,048 on
10/01/2010, collateralized by
$8,200,000 Federal National Mortgage
Association, 1.250% due 05/03/2012 (valued
at $8,343,500, including interest)	8,175,000	8,175,000
Repurchase Agreement with State Street
Corp., dated 09/30/2010 at 0.010% to be
repurchased at $488,909 on 10/01/2010,
collateralized by $455,000 U.S. Treasury
Notes, 3.125% due 04/30/2017 (valued at
$498,284, including interest)	488,909	488,909
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.230% to
be repurchased at $8,175,052 on
10/01/2010, collateralized by
$8,311,000 Federal National Mortgage
Association, 1.500% due 07/26/2013 (valued
at $8,338,501, including interest)	8,175,000	8,175,000

		33,188,909
Securities Lending Collateral - 0.99%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	165,838	1,659,836

TOTAL SHORT-TERM INVESTMENTS (Cost $34,848,810)		$34,848,745

Total Investments (Floating Rate Income Trust)
(Cost $157,305,558) - 95.19%		$160,096,869
Other assets and liabilities, net - 4.81%		8,088,810

TOTAL NET ASSETS - 100.00%		$168,185,679

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%
Affiliated Investment Companies - 100.01%
Equity (G) - 66.85%
John Hancock Trust - 66.85%
Global, Series NAV (Templeton)	32,835,377	$448,859,599
Mutual Shares, Series NAV (Templeton)	47,716,791	448,060,665
Fixed Income (G) - 33.16%
John Hancock Trust - 33.16%
Income, Series NAV (Templeton)	41,977,986	444,966,655

		1,341,886,919

TOTAL INVESTMENT COMPANIES (Cost $1,530,223,954)		$1,341,886,919

Total Investments (Franklin Templeton Founding Allocation
Trust) (Cost $1,530,223,954) - 100.01%		$1,341,886,919
Other assets and liabilities, net - (0.01%)		(87,080)

TOTAL NET ASSETS - 100.00%		$1,341,799,839

146

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.94%
Consumer Discretionary - 5.27%
Automobiles - 1.38%
Harley-Davidson, Inc. (L)	812,078	$23,095,498
Household Durables - 0.17%
Hunter Douglas NV (L)	68,688	2,762,757
Internet & Catalog Retail - 0.34%
Liberty Media Corp. - Interactive, Class A
(Tracking Stock)	407,845	5,591,555
Media - 0.71%
Grupo Televisa SA, SADR (L)	360,701	6,824,463
Liberty Media - Starz, Series A
(Tracking Stock) (I)	32,226	2,090,823
The Walt Disney Company	90,070	2,982,218

		11,897,504
Specialty Retail - 2.67%
Bed Bath & Beyond, Inc. (I)	620,520	26,936,773
CarMax, Inc. (I)(L)	631,568	17,595,484

		44,532,257

		87,879,571
Consumer Staples - 16.93%
Beverages - 4.29%
Diageo PLC, SADR (L)	363,902	25,112,877
Heineken Holding NV	511,555	22,401,760
The Coca-Cola Company	409,280	23,951,066

		71,465,703
Food & Staples Retailing - 8.71%
Costco Wholesale Corp.	1,348,078	86,937,550
CVS Caremark Corp.	1,853,616	58,333,295

		145,270,845
Food Products - 1.41%
Mead Johnson Nutrition Company	147,840	8,413,574
Nestle SA	53,300	2,840,688
The Hershey Company (L)	123,157	5,861,042
Unilever NV - NY Shares (L)	216,400	6,466,032

		23,581,336
Household Products - 1.15%
The Procter & Gamble Company	319,320	19,149,620
Personal Products - 0.18%
Natura Cosmeticos SA	110,700	2,976,862
Tobacco - 1.19%
Philip Morris International, Inc.	353,237	19,788,337

		282,232,703
Energy - 15.38%
Energy Equipment & Services - 0.92%
Schlumberger, Ltd.	43,500	2,680,035
Transocean, Ltd. (I)	195,672	12,579,753

		15,259,788
Oil, Gas & Consumable Fuels - 14.46%
Canadian Natural Resources, Ltd. (L)	1,126,710	38,984,166
China Coal Energy Company, Series H	8,825,500	14,533,042
Devon Energy Corp.	806,261	52,197,337
EOG Resources, Inc.	710,433	66,048,956
Occidental Petroleum Corp.	715,038	55,987,475
OGX Petroleo e Gas Participacoes SA	1,030,000	13,422,872

		241,173,848

		256,433,636

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financials - 28.01%
Capital Markets - 6.64%
Ameriprise Financial, Inc.	331,337	$15,682,180
GAM Holding, Ltd. (I)	660,100	10,014,583
Julius Baer Group, Ltd.	851,600	31,041,516
The Bank of New York Mellon Corp.	1,665,802	43,527,406
The Charles Schwab Corp.	55,800	775,620
The Goldman Sachs Group, Inc.	67,200	9,715,776

		110,757,081
Commercial Banks - 4.26%
Wells Fargo & Company	2,826,126	71,020,546
Consumer Finance - 4.57%
American Express Company	1,814,455	76,261,544
Diversified Financial Services - 0.67%
JPMorgan Chase & Company	49,608	1,888,577
Moody’s Corp. (L)	371,059	9,269,054

		11,157,631
Insurance - 10.30%
Aon Corp. (L)	42,780	1,673,126
Berkshire Hathaway, Inc. Class A (I)	306	38,097,000
Fairfax Financial Holdings, Ltd.	18,200	7,409,451
Fairfax Financial Holdings, Ltd.	8,800	3,583,633
Loews Corp.	1,417,727	53,731,853
Markel Corp. (I)	5,123	1,765,335
The Progressive Corp.	2,247,084	46,896,643
Transatlantic Holdings, Inc.	364,629	18,530,446

		171,687,487
Real Estate Management & Development - 1.57%
Brookfield Asset Management, Inc., Class A	416,380	11,812,701
Hang Lung Group, Ltd.	2,205,100	14,395,375

		26,208,076

		467,092,365
Health Care - 11.72%
Health Care Equipment & Supplies - 1.62%
Baxter International, Inc.	215,100	10,262,421
Becton, Dickinson & Company	226,700	16,798,470

		27,060,891
Health Care Providers & Services - 1.71%
Express Scripts, Inc. (I)	585,788	28,527,876
Pharmaceuticals - 8.39%
Johnson & Johnson	732,420	45,380,743
Merck & Company, Inc.	1,280,939	47,151,365
Pfizer, Inc.	1,930,560	33,147,715
Roche Holdings AG	103,400	14,118,262

		139,798,085

		195,386,852
Industrials - 5.44%
Aerospace & Defense - 0.32%
Lockheed Martin Corp.	73,600	5,246,208
Commercial Services & Supplies - 1.69%
Iron Mountain, Inc. (L)	1,263,791	28,233,091
Electrical Equipment - 0.20%
ABB, Ltd., SADR (L)	158,480	3,347,098
Industrial Conglomerates - 0.48%
Tyco International, Ltd.	216,464	7,950,723
Marine - 1.17%
China Shipping Development Company, Ltd.	3,821,300	5,244,653

147

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
Kuehne & Nagel International AG	118,956	$14,298,174

		19,542,827
Professional Services - 0.37%
Dun & Bradstreet Corp.	82,305	6,102,093
Transportation Infrastructure - 1.21%
China Merchants Holdings
International Company, Ltd.	5,232,899	18,992,236
LLX Logistica SA (I)	227,700	1,246,160

		20,238,396

		90,660,436
Information Technology - 6.44%
Computers & Peripherals - 0.86%
Hewlett-Packard Company	342,246	14,398,289
Electronic Equipment, Instruments & Components - 0.95%
Agilent Technologies, Inc. (I)	475,780	15,876,779
Internet Software & Services - 1.14%
Google, Inc., Class A (I)	36,140	19,002,051
IT Services - 0.30%
Visa, Inc., Class A (L)	66,330	4,925,666
Semiconductors & Semiconductor Equipment - 1.75%
Texas Instruments, Inc. (L)	1,074,010	29,148,631
Software - 1.44%
Activision Blizzard, Inc.	799,500	8,650,590
Microsoft Corp.	627,354	15,363,899

		24,014,489

		107,365,905
Materials - 6.38%
Chemicals - 1.05%
Air Products & Chemicals, Inc.	31,440	2,603,861
Monsanto Company	134,660	6,454,254
Potash Corp. of Saskatchewan, Inc.	34,586	4,981,766
Praxair, Inc.	38,113	3,440,079

		17,479,960
Construction Materials - 0.71%
Martin Marietta Materials, Inc. (L)	103,421	7,960,314
Vulcan Materials Company (L)	105,110	3,880,661

		11,840,975
Containers & Packaging - 2.40%
Sealed Air Corp.	1,782,575	40,072,286
Metals & Mining - 1.21%
BHP Billiton PLC	317,520	10,138,354
Rio Tinto PLC	172,534	10,131,046

		20,269,400
Paper & Forest Products - 1.01%
Sino-Forest Corp. (I)	976,820	16,272,422
Sino-Forest Corp. (I)(S)	31,600	526,411

		16,798,833

		106,461,454
Telecommunication Services - 0.37%
Wireless Telecommunication Services - 0.37%
America Movil SAB de CV, Series L, ADR	114,560	6,109,485

TOTAL COMMON STOCKS (Cost $1,488,611,850)		$1,599,622,407

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 1.06%
Consumer Discretionary - 0.71%
Automobiles - 0.71%
Harley-Davidson, Inc.
15.000%, 02/01/2014	$9,000,000	$11,928,501
Materials - 0.35%
Containers & Packaging - 0.35%
Sealed Air Corp.
12.000%, 02/14/2014 (S)	5,000,000	5,826,295

TOTAL CORPORATE BONDS (Cost $14,000,000)		$17,754,796

CONVERTIBLE BONDS - 0.32%
Materials - 0.22%
Paper & Forest Products - 0.22%
Sino-Forest Corp.
5.000%, 08/01/2013 (S)	3,244,100	3,649,613
Telecommunication Services - 0.10%
Diversified Telecommunication Services - 0.10%
Level 3 Communications, Inc.
15.000%, 01/15/2013	1,600,000	1,764,000

TOTAL CONVERTIBLE BONDS (Cost $4,844,100)		$5,413,613

SHORT-TERM INVESTMENTS - 7.23%
Short-Term Securities* - 2.44%
UBS Finance (Delaware) LLC, 0.190%	$40,662,000	40,662,000
Securities Lending Collateral - 4.79%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	7,978,350	79,853,710

TOTAL SHORT-TERM INVESTMENTS (Cost $120,522,797)		$120,515,710

Total Investments (Fundamental Value Trust)
(Cost $1,627,978,747) - 104.55%		$1,743,306,526
Other assets and liabilities, net - (4.55%)		(75,907,337)

TOTAL NET ASSETS - 100.00%		$1,667,399,189

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.84%
Austria - 0.68%
Telekom Austria AG	295,770	$4,446,169
Bermuda - 0.56%
RenaissanceRe Holdings, Ltd. (L)	60,920	3,652,763
Brazil - 1.03%
Empresa Brasileira de Aeronautica
SA, ADR (L)	93,940	2,666,957
Vale SA	147,990	4,106,723

		6,773,680
Cayman Islands - 0.44%
Seagate Technology PLC (I)	244,790	2,883,626
China - 0.45%
China Telecom Corp., Ltd., ADR (L)	53,600	2,932,992
France - 7.83%
Accor SA	61,040	2,228,206
AXA SA	211,580	3,715,116
Compagnie Generale des Etablissements
Michelin, Class B (I)(L)	53,820	4,107,288

148

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Edenred (I)	13,280	$263,080
France Telecom SA	341,910	7,398,220
Sanofi-Aventis SA	213,110	14,221,157
Total SA	192,310	9,919,229
Vivendi SA	352,440	9,661,941

		51,514,237
Germany - 5.26%
Bayerische Motoren Werke (BMW) AG (L)	85,180	5,984,008
Deutsche Post AG	237,195	4,307,369
Merck KGAA	40,470	3,400,675
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe) (L)	31,840	4,412,367
SAP AG	119,140	5,901,716
Siemens AG	100,370	10,615,712

		34,621,847
Hong Kong - 1.37%
Cheung Kong Holdings, Ltd.	299,000	4,528,861
Swire Pacific, Ltd.	328,300	4,511,336

		9,040,197
India - 0.64%
ICICI Bank, Ltd., SADR	84,060	4,190,391
Ireland - 4.64%
Accenture PLC, Class A	373,940	15,888,711
Covidien PLC	251,530	10,108,991
CRH PLC	182,673	3,010,911
CRH PLC - London Exchange	93,293	1,534,975

		30,543,588
Italy - 2.39%
Eni SpA	302,590	6,532,783
Intesa Sanpaolo SpA	1,287,420	4,193,334
UniCredit Italiano SpA	1,952,227	4,999,194

		15,725,311
Japan - 2.64%
FUJIFILM Holdings Corp.	84,070	2,791,893
Konica Minolta Holdings, Inc.	322,010	3,140,489
Nintendo Company, Ltd.	15,950	3,986,131
Toyota Motor Corp.	124,250	4,453,432
USS Company, Ltd.	40,160	3,001,672

		17,373,617
Netherlands - 3.75%
ING Groep NV (I)	674,770	6,968,795
Koninklijke Philips Electronics NV	206,080	6,496,089
Randstad Holdings NV (I)	99,430	4,520,764
Reed Elsevier NV	302,785	3,824,076
SBM Offshore NV	152,149	2,888,147

		24,697,871
Norway - 0.42%
Statoil ASA	132,540	2,767,073
Russia - 0.38%
Gazprom OAO, SADR	47,800	1,001,410
Gazprom OAO, SADR (London Exchange)	72,110	1,517,374

		2,518,784
Singapore - 2.79%
DBS Group Holdings, Ltd.	423,510	4,531,297
Flextronics International, Ltd. (I)(L)	628,950	3,798,858
Singapore Telecommunications, Ltd.	4,213,000	10,053,328

		18,383,483

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea - 3.63%
Hyundai Motor Company, Ltd.	58,920	$7,906,211
KB Financial Group, Inc., ADR	137,628	5,900,112
Samsung Electronics Company, Ltd.	14,750	10,051,477

		23,857,800
Spain - 1.48%
Inditex SA	54,330	4,312,692
Telefonica SA	218,030	5,408,854

		9,721,546
Sweden - 1.23%
Ericsson (LM), Series B	431,574	4,740,998
Svenska Cellulosa AB	217,960	3,320,126

		8,061,124
Switzerland - 8.04%
Adecco SA	69,050	3,613,926
Lonza Group AG	45,100	3,854,836
Nestle SA	140,920	7,510,501
Novartis AG	202,590	11,674,029
Roche Holdings AG	44,990	6,142,946
Swiss Reinsurance Company, Ltd.	74,450	3,260,540
Tyco Electronics, Ltd.	184,230	5,383,201
Tyco International, Ltd.	243,560	8,945,959
UBS AG Swiss Exchange (I)	146,660	2,494,530

		52,880,468
Taiwan - 1.25%
Lite-On Technology Corp.	1,320,005	1,663,999
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,314,063	6,574,450

		8,238,449
Turkey - 0.41%
Turkcell Iletisim Hizmetleri AS, ADR (L)	162,230	2,718,975
United Kingdom - 13.96%
Aviva PLC	1,255,720	7,884,657
BAE Systems PLC (I)	598,510	3,221,706
BG Group PLC	152,900	2,688,540
BP PLC	1,139,300	7,788,734
British Sky Broadcasting Group PLC	296,726	3,288,770
Compass Group PLC	621,180	5,179,867
GlaxoSmithKline PLC	545,820	10,768,237
HSBC Holdings PLC	609,600	6,245,046
Kingfisher PLC	1,657,890	6,097,756
Pearson PLC (I)	404,900	6,271,835
Premier Foods PLC	3,352,577	857,507
Royal Dutch Shell PLC	97,210	2,940,653
Royal Dutch Shell PLC, B Shares	201,550	5,883,781
Tesco PLC (I)	900,350	5,999,899
Vodafone Group PLC	4,589,490	11,361,125
Wolseley PLC	211,648	5,328,317

		91,806,430
United States - 34.57%
Abbott Laboratories	57,460	3,001,710
ACE, Ltd.	81,395	4,741,259
Alcoa, Inc. (L)	219,610	2,659,477
American Express Company	131,370	5,521,481
Amgen, Inc. (I)	284,680	15,688,715
AT&T, Inc.	56,600	1,618,760
Baker Hughes, Inc.	98,190	4,182,894
Bank of America Corp.	240,710	3,155,708
Biogen Idec, Inc. (I)(L)	60,540	3,397,505
Bristol-Myers Squibb Company	83,240	2,256,636
Brocade Communications Systems, Inc. (I)	590,650	3,449,396

149

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United States (continued)
Chevron Corp.	43,960	$3,562,958
Cisco Systems, Inc. (I)	383,510	8,398,869
Comcast Corp., Special Class A	623,380	10,603,694
CVS Caremark Corp.	162,750	5,121,743
Dell, Inc. (I)	173,140	2,243,894
Expedia, Inc.	104,590	2,950,484
FedEx Corp.	46,790	4,000,545
General Electric Company	411,550	6,687,688
Halliburton Company	219,760	7,267,463
Home Depot, Inc. (L)	76,140	2,412,115
JPMorgan Chase & Company	83,070	3,162,475
Medtronic, Inc.	124,660	4,186,083
Merck & Company, Inc.	219,650	8,085,317
Microsoft Corp.	596,560	14,609,754
News Corp., Class A	791,680	10,339,341
Noble Corp.	39,200	1,324,568
Oracle Corp.	598,050	16,057,644
Pfizer, Inc.	658,350	11,303,870
Quest Diagnostics, Inc.	135,710	6,849,284
Sprint Nextel Corp. (I)(L)	998,650	4,623,750
Target Corp.	75,650	4,042,736
The Progressive Corp.	295,570	6,168,546
The Walt Disney Company	168,390	5,575,393
Time Warner Cable, Inc.	77,692	4,194,591
Time Warner, Inc.	169,753	5,202,929
Torchmark Corp.	37,830	2,010,286
United Parcel Service, Inc., Class B	130,070	8,674,368
Viacom, Inc., Class B	221,940	8,032,009

		227,365,938

TOTAL COMMON STOCKS (Cost $729,596,872)		$656,716,359

RIGHTS - 0.02%
France - 0.02%
Cie Generale Des Etablissements Michelin
(Expiration Date: 10/13/2010, Strike
Price: EUR 2.48) (I)(L)	53,820	150,262

TOTAL RIGHTS (Cost $0)		$150,262

SHORT-TERM INVESTMENTS - 5.78%
Short-Term Securities* - 0.12%
BNP Paribas Securities, 0.160%
due 10/01/2010	$770,000	770,000
Securities Lending Collateral - 5.66%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	3,722,584	37,258,602

TOTAL SHORT-TERM INVESTMENTS (Cost $38,030,338)		$38,028,602

Total Investments (Global Trust)
(Cost $767,627,210) - 105.64%		$694,895,223
Other assets and liabilities, net - (5.64%)		(37,100,045)

TOTAL NET ASSETS - 100.00%		$657,795,178

Global Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 8.03%
U.S. Treasury Bonds - 2.42%
3.250%, 12/31/2016		$1,800,000	$1,965,094
4.250%, 05/15/2039		2,100,000	2,308,688
4.500%, 08/15/2039		2,900,000	3,319,595
5.500%, 08/15/2028 (F)		11,900,000	15,436,537
6.875%, 08/15/2025		1,200,000	1,743,563

			24,773,477
U.S. Treasury Notes - 5.23%
2.375%, 07/31/2017		700,000	723,188
2.500%, 06/30/2017 (F)		43,600,000	45,425,737
2.750%, 05/31/2017		3,400,000	3,597,625
3.625%, 02/15/2020		3,500,000	3,839,063

			53,585,613
Federal Home Loan Mortgage Corp. - 0.08%
Federal Home Loan Mortgage Corp.
5.174%, 03/01/2035 (P)		702,063	749,891

			749,891
Federal National Mortgage Association - 0.28%
2.630%, 12/01/2034 (P)		347,565	360,420
2.753%, 11/01/2034 (P)		1,982,861	2,092,706
5.015%, 05/01/2035 (P)		384,811	411,026

			2,864,152
Government National Mortgage Association - 0.02%
1.000%, 04/20/2030 to 06/20/2030 (P)		54,167	56,410
6.250%, 01/20/2030 (P)		25,715	26,588
6.375%, 02/20/2024 to 03/20/2028 (P)		40,214	41,545
6.625%, 11/20/2023 to 10/20/2026 (P)		86,426	88,712

			213,255
Small Business Administration - 0.00%
Small Business Administration
Participation Certificate
6.640%, 02/10/2011		20,721	21,132

			21,132

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $76,573,010)			$82,207,520

FOREIGN GOVERNMENT
OBLIGATIONS - 35.98%
Canada - 3.52%
Canada Housing Trust
2.450%, 12/15/2015	CAD	12,300,000	12,152,328
Government of Canada
2.500%, 09/01/2013 to 06/01/2015		4,100,000	4,090,103
3.500%, 06/01/2020		2,600,000	2,684,148
4.250%, 06/01/2018		2,000,000	2,179,687
5.750%, 06/01/2029		300,000	389,761
Province of British Columbia
6.350%, 06/18/2031		125,000	158,329
Province of Ontario
4.650%, 06/02/2041		500,000	523,807
4.700%, 06/02/2037		3,200,000	3,334,637
5.600%, 06/02/2035		1,900,000	2,224,250
6.200%, 06/02/2031		1,600,000	1,978,719
Province of Quebec
5.000%, 12/01/2038		4,400,000	4,745,149
5.750%, 12/01/2036		1,300,000	1,538,597

			35,999,515
France - 4.62%
Government of France
3.000%, 01/12/2011	EUR	18,400,000	25,251,366

150

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France (continued)
Government of France (continued)
3.500%, 04/25/2015	EUR	1,549,000	$2,279,131
Societe Financement de
l’Economie Francaise
2.125%, 05/20/2012		2,000,000	2,769,574
2.250%, 06/11/2012 (S)		$8,800,000	9,032,610
2.875%, 09/22/2014 (S)		3,500,000	3,700,459
3.375%, 05/05/2014 (S)		4,000,000	4,303,492

			47,336,632
Germany - 18.36%
Federal Republic of Germany
1.250%, 03/11/2011	EUR	1,200,000	1,639,761
2.250%, 12/10/2010		6,500,000	8,887,710
4.000%, 01/04/2018		26,200,000	40,552,547
4.250%, 07/04/2017 to 07/04/2018		59,400,000	93,492,296
5.000%, 07/04/2011		3,500,000	4,922,963
5.250%, 01/04/2011		1,900,000	2,619,911
5.500%, 01/04/2031		9,000,000	17,099,903
6.250%, 01/04/2030		6,900,000	14,120,740
6.500%, 07/04/2027		2,300,000	4,686,251

			188,022,082
Japan - 1.91%
Government of Japan
0.200%, 02/15/2012	JPY	1,630,000,000	19,543,208

			19,543,208
Netherlands - 1.98%
Kingdom of Netherlands
4.000%, 01/15/2011 to 07/15/2018	EUR	8,100,000	12,170,502
4.500%, 07/15/2017		3,000,000	4,705,504
5.000%, 07/15/2011		2,400,000	3,378,789

			20,254,795
United Kingdom - 5.59%
Government of United Kingdom
2.750%, 01/22/2015	GBP	20,700,000	34,061,554
4.250%, 03/07/2036 to 09/07/2039		6,300,000	10,487,309
4.500%, 03/07/2019 to 12/07/2042		4,300,000	7,502,513
4.750%, 12/07/2038		2,900,000	5,227,788

			57,279,164

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $349,403,324)			$368,435,396

CORPORATE BONDS - 42.72%
Australia - 8.72%
Bank of Queensland, Ltd.
5.433%, 10/22/2012	AUD	3,700,000	3,592,441
5.500%, 10/22/2012		500,000	483,341
Bank of Scotland PLC (Australia)
4.750%, 01/13/2011		10,400,000	10,069,386
Citigroup Pty, Ltd.
5.133%, 08/20/2012		3,500,000	3,375,326
5.500%, 06/18/2012		3,000,000	2,901,974
Commonwealth Bank of Australia
0.789%, 06/25/2014 (P)(S)		$14,800,000	14,870,448
0.948%, 07/12/2013 (P)(S)		8,000,000	8,015,704
2.500%, 12/10/2012 (S)		5,500,000	5,716,326
4.500%, 02/20/2014	AUD	4,000,000	3,754,551
ING Bank Australia, Ltd.
5.120%, 08/28/2013		3,600,000	3,468,528
5.480%, 06/24/2014		10,000,000	9,714,684
5.750%, 08/28/2013 to 03/03/2015		9,900,000	9,685,605

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Australia (continued)
Macquarie Bank, Ltd.
3.300%, 07/17/2014 (S)		$500,000	$532,974
Members Equity Bank Pty, Ltd.
5.750%, 08/20/2012	AUD	2,400,000	2,328,516
National Australia Bank, Ltd.
0.791%, 07/08/2014 (P)(S)		$5,000,000	5,044,605
5.750%, 12/19/2013	AUD	840,000	820,151
Westpac Banking Corp.
2.900%, 09/10/2014 (S)		$4,700,000	4,974,231

			89,348,791
Canada - 1.03%
Honda Canada Finance, Inc., Series E
1.467%, 03/26/2012	CAD	10,200,000	9,409,024
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011		$1,100,000	1,127,697

			10,536,721
Cayman Islands - 0.48%
Foundation Re II, Ltd.
7.119%, 11/26/2010 (P)(S)		600,000	601,500
Green Valley, Ltd.
4.410%, 01/10/2011 (S)	EUR	1,200,000	1,639,990
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBPLIBOR
+ 2.060%)
(Q)	GBP	1,800,000	2,636,755

			4,878,245
Denmark - 0.03%
Nykredit
6.000%, 10/01/2029	DKK	179,414	35,641
Realkredit Danmark A/S, Series 73D
2.340%, 01/01/2038		1,322,898	241,160

			276,801
France - 5.33%
BNP Paribas Home Loan Covered
Bonds SA
3.000%, 07/23/2013	EUR	700,000	982,638
4.125%, 01/24/2011		3,600,000	4,950,658
4.750%, 05/28/2013		2,700,000	3,959,521
Cie de Financement Foncier
1.625%, 07/23/2012 (S)		$7,200,000	7,228,901
2.000%, 02/17/2012	EUR	6,800,000	9,330,599
2.125%, 04/22/2013 (S)		$4,900,000	4,989,195
2.250%, 01/25/2013	EUR	600,000	825,605
2.500%, 09/16/2015 (S)		$5,100,000	5,130,743
Dexia Credit Local
0.778%, 01/12/2012 (P)(S)		8,000,000	7,959,576
0.940%, 09/23/2011 (P)(S)		4,200,000	4,214,923
Dexia Municipal Agency
4.750%, 06/06/2011	EUR	700,000	975,452
Vivendi SA
5.750%, 04/04/2013 (S)		$3,700,000	4,028,305

			54,576,116
Germany - 1.56%
Kreditanstalt Fuer Wiederaufbau
1.250%, 06/17/2013	EUR	7,800,000	10,632,863
5.000%, 07/04/2011		250,000	351,406
5.500%, 06/05/2014	AUD	5,200,000	5,011,558

			15,995,827

151

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Jersey, C.I. - 0.48%
HBOS Capital Funding LP (9.540% to
03/19/2018, then GBPLIBOR + 6.750%)
(Q)(H)	GBP	1,700,000	2,002,897
HBOS Euro Finance LP (7.627% to
12/09/2011, then 3 month EURIBOR
+ 2.875%)
(Q)	EUR	2,334,000	2,889,226

			4,892,123
Netherlands - 2.74%
ABN Amro Bank NV
3.250%, 01/18/2013		3,200,000	4,499,346
3.750%, 01/12/2012		400,000	559,968
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		$2,400,000	2,551,961
Fortis Bank Nederland Holding NV
3.375%, 05/19/2014	EUR	5,900,000	8,461,076
Gazprom Via White Nights Finance BV
10.500%, 03/08/2014		$2,700,000	3,206,444
LeasePlan Corp. NV
3.250%, 05/22/2014	EUR	1,800,000	2,566,728
NIBC Bank NV
3.500%, 04/07/2014		1,700,000	2,447,981
Rabobank Nederland NV (11.000% to
06/30/19, then 3 month LIBOR
+ 10.868%)
(Q)(S)		$2,900,000	3,770,000

			28,063,504
New Zealand - 0.44%
Westpac Securities NZ, Ltd.
3.450%, 07/28/2014 (S)		4,300,000	4,568,483

			4,568,483
Norway - 1.38%
Dnb NOR Boligkreditt
2.375%, 07/20/2015	EUR	3,700,000	5,061,144
DnB NOR Boligkreditt
4.500%, 05/16/2011		2,700,000	3,749,588
Kommunalbanken AS
2.000%, 01/14/2013		$5,200,000	5,339,199

			14,149,931
South Korea - 0.26%
Export-Import Bank of Korea
5.750%, 05/22/2013	EUR	1,800,000	2,630,381

			2,630,381
Sweden - 0.35%
Stadshypotek AB
3.750%, 12/12/2013		1,800,000	2,593,256
Swedbank Hypotek AB
4.625%, 05/23/2011		700,000	973,248

			3,566,504
United Kingdom - 7.06%
Bank of Scotland PLC
4.375%, 07/13/2016		900,000	1,290,653
4.500%, 10/23/2013		200,000	286,338
Barclays Bank PLC
2.700%, 03/05/2012 (S)		$100,000	102,337
10.179%, 06/12/2021 (S)		1,840,000	2,453,769
BP Capital Markets PLC
0.423%, 04/11/2011 (P)		400,000	398,730
2.750%, 06/14/2011	CHF	100,000	102,257
3.125%, 10/01/2015		$3,000,000	3,017,142

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		$4,200,000	$4,853,205
HBOS PLC
6.750%, 05/21/2018 (S)		3,100,000	3,114,496
LBG Capital No.1 PLC
7.375%, 03/12/2020	EUR	1,100,000	1,393,975
Lloyds TSB Bank PLC
1.290%, 04/02/2012 (P)(S)		$3,300,000	3,336,746
National Grid PLC
4.980%, 06/22/2011	CAD	2,000,000	1,977,724
Nationwide Building Society
2.875%, 09/14/2015	EUR	4,700,000	6,372,927
4.625%, 09/13/2012		1,700,000	2,414,246
NGG Finance PLC
6.125%, 08/23/2011		250,000	354,598
Pearson Dollar Finance Two PLC
5.500%, 05/06/2013 (S)		$3,000,000	3,292,392
Royal Bank of Scotland PLC
0.559%, 03/30/2012 (P)(S)		13,900,000	13,900,196
2.625%, 05/11/2012 (S)		4,000,000	4,108,200
2.750%, 06/18/2013	EUR	1,800,000	2,465,209
3.750%, 11/14/2011		4,100,000	5,742,725
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)		$400,000	424,348
The Royal Bank of Scotland PLC
1.450%, 10/20/2011 (S)		10,800,000	10,879,639

			72,281,852
United States - 12.86%
Ally Financial, Inc.
6.875%, 08/28/2012		1,000,000	1,043,750
Altria Group, Inc.
9.250%, 08/06/2019		4,000,000	5,361,844
American General Finance Corp.
6.900%, 12/15/2017		3,000,000	2,505,000
American International Group, Inc.
(8.000% to 05/22/2018, then 3 month
EURIBOR + 4.450%)
05/22/2038	EUR	5,600,000	7,214,321
American International Group, Inc.,
Series A3 (4.875% to 03/15/2017, then
3 month EURIBOR + 1.730%)
03/15/2067		900,000	877,252
Autozone, Inc.
5.875%, 10/15/2012		$800,000	869,571
BA Covered Bond Issuer
4.125%, 04/05/2012	EUR	4,500,000	6,268,116
Bank of America Corp. (4.750% to
05/23/2012, then 1 month EURIBOR
+ 0.770%)
05/23/2017		4,600,000	6,100,124
Boston Scientific Corp.
6.000%, 06/15/2011		$800,000	822,530
6.400%, 06/15/2016		1,600,000	1,740,133
Citigroup, Inc.
0.562%, 06/09/2016 (P)		700,000	593,144
1.614%, 01/16/2012	GBP	2,655,000	4,086,356
4.750%, 05/31/2017	EUR	2,000,000	2,643,830
5.500%, 04/11/2013 to 10/15/2014		$850,000	922,024
6.000%, 08/15/2017		7,300,000	7,888,942
6.125%, 05/15/2018		5,800,000	6,327,870
CNA Financial Corp.
5.850%, 12/15/2014		4,000,000	4,288,676
6.000%, 08/15/2011		1,600,000	1,658,688

152

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Computer Sciences Corp.
6.500%, 03/15/2018		$2,700,000	$3,100,102
GATX Financial Corp.
5.500%, 02/15/2012		3,000,000	3,133,671
GMAC International Finance BV
5.375%, 06/06/2011	EUR	1,600,000	2,192,107
Harris Corp.
5.950%, 12/01/2017		$500,000	574,233
Health Care Property, Inc.
5.950%, 09/15/2011		200,000	207,889
International Lease Finance Corp.
5.350%, 03/01/2012		1,100,000	1,106,875
6.500%, 09/01/2014 (S)		2,800,000	3,003,000
6.750%, 09/01/2016 (S)		2,300,000	2,461,000
JPMorgan & Company, Series A
4.854%, 02/15/2012 (P)		360,000	362,495
JPMorgan Chase & Company
6.000%, 01/15/2018		800,000	913,583
6.300%, 04/23/2019		700,000	811,203
Lehman Brothers Holdings, Inc.
zero coupon 11/16/2009 (H)		4,100,000	886,625
5.625%, 01/24/2013 (H)(P)		4,500,000	1,035,000
6.875%, 05/02/2018 (H)		2,100,000	493,500
Loews Corp.
5.250%, 03/15/2016		400,000	450,126
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015		5,000,000	5,532,910
Masco Corp.
5.875%, 07/15/2012		300,000	311,305
Merrill Lynch & Company, Inc.
2.375%, 01/31/2014	EUR	1,000,000	1,282,257
Morgan Stanley
1.000%, 04/13/2016		300,000	364,959
1.218%, 03/01/2013 (P)		1,300,000	1,683,735
1.260%, 01/16/2017		2,000,000	2,392,532
ProLogis
5.625%, 11/15/2015		$2,000,000	1,957,482
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month LIBOR
+ 1.865%)
(Q)(H)		300,000	213,750
Reynolds American, Inc.
0.992%, 06/15/2011 (P)		400,000	400,447
Sealed Air Corp.
5.625%, 07/15/2013 (S)		4,200,000	4,483,475
Simon Property Group LP
6.125%, 05/30/2018		3,000,000	3,481,311
SLM Corp.
0.492%, 03/15/2011 (P)		1,700,000	1,686,075
Spectra Energy Capital LLC
6.200%, 04/15/2018		5,000,000	5,847,405
Sprint Capital Corp.
8.750%, 03/15/2032		300,000	315,000
Sprint Nextel Corp.
6.000%, 12/01/2016		1,400,000	1,382,500
Starwood Hotels & Resorts
Worldwide, Inc.
6.750%, 05/15/2018		3,000,000	3,225,000
State Street Capital Trust IV
1.292%, 06/15/2037 (P)		20,000	14,424
The Bear Stearns Companies LLC
7.250%, 02/01/2018		6,800,000	8,283,318
The Cleveland Electric
Illuminating Company
5.700%, 04/01/2017		3,000,000	3,330,705

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
The Goldman Sachs Group, Inc.
2.551%, 02/02/2015	EUR	1,800,000	$2,292,179
WM Covered Bond Program
4.000%, 09/27/2016		900,000	1,268,209

			131,692,558

TOTAL CORPORATE BONDS (Cost $419,808,953)			$437,457,837

MUNICIPAL BONDS - 0.79%
California - 0.50%
Golden State Tobacco Securitization Corp.
5.125%, 06/01/2047		$200,000	136,056
5.750%, 06/01/2047		6,505,000	4,928,773
Metropolitan Water District
Southern California
5.000%, 10/01/2036		45,000	46,532

			5,111,361
Illinois - 0.02%
Chicago Illinois, Series A
8.794%, 01/01/2014		230,000	248,333

			248,333
Iowa - 0.04%
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023		445,000	410,864

			410,864
New York - 0.03%
New York City Municipal Water Finance
Authority, Series 1289
8.840%, 12/15/2013		300,000	324,840

			324,840
Ohio - 0.19%
Buckeye Tobacco Settlement
Financing Authority
5.875%, 06/01/2047		2,700,000	1,974,294

			1,974,294
Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon 08/01/2054		800,000	53,336

			53,336

TOTAL MUNICIPAL BONDS (Cost $9,968,012)			$8,123,028

TERM LOANS (M) - 0.08%
United States - 0.08%
Ford Motor Company
3.144%, 12/15/2013		893,862	875,845

TOTAL TERM LOANS (Cost $893,862)			$875,845

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.01%
Commercial & Residential - 10.35%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.891%, 09/25/2035 (P)		214,262	160,267
Alba PLC, Series 2006-2, Class A3A
0.895%, 12/15/2038	GBP	348,903	441,795
American Home Mortgage Assets,
Series 2006-5, Class A1
1.290%, 11/25/2046 (P)		$1,228,496	590,254

153

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A
2.550%, 10/25/2034 (P)		$120,546	$104,887
Arena BV, Series 2000-I, Class A
6.100%, 11/15/2062	EUR	500,000	685,780
Atomium Mortgage Finance BV,
Series 2003-I, Class A
0.831%, 07/01/2034		70,249	94,268
Banc of America Funding Corp.
Series 2005-E , Class 1A1,
0.547%, 05/20/2035 (P)		547,528	308,197
Series 2006-J, Class 4A1,
5.939%, 01/20/2047 (P)		331,448	243,897
Banc of America Mortgage Securities,
Inc., Series 2005-B, Class 2A2
3.043%, 03/25/2035 (P)		1,544,607	1,358,423
Bauhaus Securities, Ltd.,
Series 1, Class A2
1.216%, 10/30/2052	EUR	18,202	24,616
BCAP LLC Trust,
Series 2006-AA2, Class A1
0.426%, 01/25/2037 (P)		$3,271,000	1,850,987
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)		2,808,434	2,676,064
Series 2003-6, Class 1A1,
2.776%, 08/25/2033 (P)		246,358	248,363
Series 2005-2, Class A2,
2.934%, 03/25/2035 (P)		1,058,611	1,014,373
Series 2004-2, Class 22A,
3.013%, 05/25/2034 (P)		495,539	466,226
Series 2003-9, Class 2A1,
3.350%, 02/25/2034 (P)		38,253	32,517
Series 2003-7, Class 6A,
3.569%, 10/25/2033 (P)		228,885	234,407
Series 2004-9, Class 22A1,
3.691%, 11/25/2034 (P)		168,100	160,126
Series 2004-2, Class 23A,
4.578%, 05/25/2034 (P)		179,775	179,437
Series 2005-12, Class 23A1,
5.699%, 02/25/2036 (P)		1,348,945	968,006
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.984%, 09/25/2035 (P)		1,625,084	1,229,080
Series 2005-9, Class 24A1,
3.040%, 11/25/2035 (P)		1,375,316	782,931
Series 2006-1, Class 21A2,
5.140%, 02/25/2036 (P)		2,661,085	1,359,037
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.013%, 01/26/2036 (P)		2,755,586	1,906,281
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)		891,701	837,738
Series 2005-6, Class A2,
2.560%, 08/25/2035 (P)		1,010,663	940,372
Series 2006-AR1, Class 1A1,
2.650%, 10/25/2035 (P)		381,493	321,762
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD4, Class A4
5.322%, 12/11/2049		5,600,000	5,802,854

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust
Series 2007-OA7, Class A1A,
0.436%, 05/25/2047 (P)		$2,823,308	$1,562,145
Series 2006-OA9, Class 2A1B,
0.457%, 07/20/2046 (P)		912,749	419,841
Series 2007-11T1, Class A12,
0.606%, 05/25/2037 (P)		706,812	364,424
Series 2005-56, Class 2A3,
1.870%, 11/25/2035 (P)		216,996	123,616
Series 2005-56, Class 2A2,
2.410%, 11/25/2035 (P)		180,953	105,471
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		340,449	277,514
Series 2007-7T2, Class A9,
6.000%, 04/25/2037		477,033	323,606
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		308,973	215,513
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-25, Class 1A1,
0.586%, 02/25/2035 (P)		69,911	51,584
Series 2004-25, Class 2A1,
0.596%, 02/25/2035 (P)		103,895	71,523
Series 2004-12, Class 11A1,
2.985%, 08/25/2034 (P)		127,020	91,508
Series 2004-HYB5, Class 2A1,
3.069%, 04/20/2035 (P)		171,579	163,754
Series 2004-22, Class A3,
3.466%, 11/25/2034 (P)		422,367	364,378
Countrywide Mortgage Backed Securities,
Series 2005-2, Class 2A1
0.576%, 03/25/2035 (P)		158,624	99,942
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2002-AR13, Class 3A,
1.842%, 05/25/2032 (P)		5,600	5,595
Series 2003-AR18, Class 2A3,
2.494%, 07/25/2033 (P)		36,392	34,339
Series 2003-AR20, Class 2A1,
2.682%, 08/25/2033 (P)		603,558	592,273
Series 2003-8, Class 5A1,
6.500%, 04/25/2033		37,056	37,961
Crusade Global Trust,
Series 2005-2, Class A2
4.910%, 08/14/2037	AUD	4,418,460	4,161,001
Delphinus BV, Series 2001-II, Class A1
1.179%, 11/28/2031	EUR	117,645	159,060
Deutsche ALT-A Securities, Inc., Alternate
Loan Trust, Series 2007-1, Class 1A1
0.346%, 08/25/2037 (P)		$103,182	103,069
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2006-AR2, Class 2AB3
0.567%, 11/19/2037 (P)		2,600,000	111,896
Dutch Mortgage Portfolio Loans BV,
Series III, Class A
1.144%, 11/20/2035	EUR	176,342	234,402
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1,
2.838%, 07/25/2033 (P)		102,645	100,144
Series 2003-AR4, Class 2A1,
2.876%, 12/25/2033 (P)		212,920	207,523
Series 2005-AR3, Class 2A1,
2.923%, 08/25/2035 (P)		211,361	202,926

154

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.607%, 11/15/2031 (P)	EUR	111,986	$101,645
GMAC Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.176%, 06/25/2034 (P)		39,832	34,540
Great Hall Mortgages PLC
Series 2007-1, Class A2B,
1.009%, 03/18/2039		1,924,960	2,202,832
Series 2006-1, Class A2B,
1.029%, 06/18/2038		2,717,662	3,203,039
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.336%, 10/25/2046 (P)		$950,717	867,455
Series 2006-OH1, Class A1,
0.436%, 01/25/2037 (P)		406,338	244,561
Greenpoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.098%, 10/25/2033 (P)		37,408	31,935
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.140%, 03/25/2033 (P)		183,085	180,019
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.956%, 01/25/2032 (P)		49,849	45,631
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A2A,
0.447%, 01/19/2038 (P)		944,158	589,106
Series 2005-4, Class 3A1,
2.956%, 07/19/2035 (P)		82,923	66,809
Series 2003-1, Class A,
3.041%, 05/19/2033 (P)		374,934	378,823
Immeo Residential Finance PLC,
Series 2007-2, Class A
1.039%, 12/15/2016	EUR	1,972,506	2,320,587
Indymac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.767%, 12/25/2034 (P)		$129,819	97,138
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)		693,801	625,580
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A5,
3.279%, 07/25/2035 (P)		1,025,413	1,001,197
Series 2007-A1, Class 5A6,
3.279%, 07/25/2035 (P)		932,194	731,199
Series 2003-A2, Class 3A1,
4.071%, 11/25/2033 (P)		245,634	245,598
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036		2,533,900	2,348,028
Mansard Mortgages PLC,
Series 2007-2X, Class A1
1.375%, 12/15/2049	GBP	2,969,696	3,975,057
Mastr Adjustable Rate Mortgages Trust,
Series 2007-HF1, Class A1
0.496%, 05/25/2037 (P)		$617,887	316,287
Mellon Residential Funding Corp.,
Series 2000-TBC3, Class A1
0.697%, 12/15/2030 (P)		89,951	84,685
Merrill Lynch Commercial Trust,
Series 2008-LAQA, Class A1
0.796%, 07/09/2021 (P)(S)		2,699,443	2,510,631

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.466%, 02/25/2036 (P)		$5,626,103	$4,367,965
Series 2005-3, Class 4A,
0.506%, 11/25/2035 (P)		1,515,314	1,271,621
Series 2005-A8, Class A3A2,
0.506%, 08/25/2036 (P)		212,954	140,552
Series 2005-2, Class 1A,
2.009%, 10/25/2035 (P)		1,417,113	1,292,164
Series 2003-A2, Class 1A1,
2.570%, 02/25/2033 (P)		206,026	197,027
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4,
5.414%, 07/12/2046 (P)		2,400,000	2,550,889
Series 2007-8, Class A3,
6.163%, 08/12/2049 (P)		3,200,000	3,459,212
Newgate Funding PLC,
Series 2007-3X, Class A1
1.325%, 12/15/2050	GBP	1,923,400	2,932,950
Permanent Financing PLC,
Series 2004-4, Class 5A2
0.895%, 06/10/2042		1,500,000	2,339,951
Puma Finance, Ltd.
Series 2006-G5, Class A1,
0.409%, 02/21/2038 (P)(S)		$757,071	726,101
Series 2005-P11, Class BA,
4.782%, 08/22/2037	AUD	2,969,120	2,796,704
Series 2004-P10, Class BA,
5.123%, 07/12/2036		563,828	536,767
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1,
0.406%, 02/25/2047 (P)		$841,553	417,006
Series 2006-QO6, Class A1,
0.436%, 06/25/2046 (P)		3,441,922	1,368,450
Series 2007-QH4, Class A2,
0.486%, 05/25/2037 (P)		1,167,296	293,134
Series 2006-QA2, Class 2A1,
5.714%, 02/25/2036 (P)		1,118,466	580,421
Residential Asset Securitization Trust
Series 2006-R1, Class A2,
0.656%, 01/25/2046 (P)		893,397	426,547
Series 2005-A15, Class 5A1,
5.750%, 02/25/2036		551,330	392,488
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.275%, 09/25/2035 (P)		229,031	168,190
RMAC Securities PLC,
Series 2006-NS1X, Class A2C
1.029%, 06/12/2044	EUR	1,757,075	2,057,253
Sequoia Mortgage Trust
Series 5, Class A,
0.607%, 10/19/2026 (P)		66,562	57,038
Series 2003-4, Class 2A1,
0.607%, 07/20/2033 (P)		270,874	254,249
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-4, Class 3A2,
2.664%, 04/25/2034 (P)		529,732	461,442
Series 2004-1, Class 4A1,
2.783%, 02/25/2034 (P)		228,379	219,144
Series 2004-12, Class 7A1,
5.210%, 09/25/2034 (P)		781,771	731,398

155

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Asset Mortgage
Investments, Inc.
Series 2006-AR5, Class 1A1,
0.466%, 05/25/2046 (P)		$876,038	$473,064
Series 2004-AR3, Class 1A2,
0.837%, 07/19/2034 (P)		123,740	109,068
Swan, Series 2006-1E, Class A2
4.923%, 05/12/2037	AUD	1,836,896	1,733,460
The SMHL Programme,
Series 2009-3, Class A1
5.990%, 11/07/2040		3,038,022	2,918,511
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.366%, 11/25/2046 (P)		$1,344,768	1,307,766
Series 2006-4, Class A2B,
0.384%, 07/25/2036 (P)		651,428	647,140
Series 2003-5, Class 1A,
3.714%, 10/25/2043 (P)		1,256,314	1,203,578
Torrens Trust, Series 2007-1, Class A
4.993%, 10/19/2038	AUD	2,802,859	2,657,304
Vela Home Srl, Series 2003-1, Class A1
1.164%, 10/24/2027	EUR	16,525	22,513
Wachovia Bank Commercial Mortgage
Trust, Series 2006-C28, Class A4
5.572%, 10/15/2048		$192,000	200,822
Wamu Mortgage Pass Through
Certificates, Series 2003-R1, Class X
zero coupon, 12/25/2027 (S)		1,130,932	62,201
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.486%, 04/25/2045 (P)		174,193	143,488
Series 2005-AR15, Class A1A1,
0.516%, 11/25/2045 (P)		318,479	260,073
Series 2005-AR2, Class 2A1A,
0.566%, 01/25/2045 (P)		85,176	71,017
Series 2003-R1, Class A1,
0.796%, 12/25/2027 (P)		272,428	244,997
Series 2006-AR19, Class 1A,
1.110%, 01/25/2047 (P)		883,323	519,371
Series 2006-AR9, Class 1A,
1.370%, 08/25/2046 (P)		633,678	397,777
Series 2002-AR17, Class 1A,
1.570%, 11/25/2042 (P)		509,381	442,635
Series 2003-AR5, Class A7,
2.700%, 06/25/2033 (P)		167,372	160,317
Series 2003-AR9, Class 1A6,
2.709%, 09/25/2033 (P)		846,589	818,723
Series 2002-AR2, Class A,
3.003%, 02/27/2034 (P)		117,204	116,426
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.310%, 07/25/2046 (P)		609,117	284,790
Wells Fargo Mortgage Backed Securities
Trust, Series 2005-AR11, Class 1A1
3.778%, 06/25/2035 (P)		3,691,149	3,681,803

			105,925,842
U.S. Government Agency - 0.66%
Federal Home Loan Mortgage Corp.
Series 2752, Class FM,
0.607%, 12/15/2030 (P)		138,368	138,506

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series T-62, Class 1A1,
1.586%, 10/25/2044 (P)		$2,256,412	$2,284,777
Federal National Mortgage Association
Series 2004-W2, Class 5AF,
0.606%, 03/25/2044 (P)		124,133	114,403
Series 2002-W8, Class F,
0.656%, 09/25/2032 (P)		33,780	32,271
Government National Mortgage
Association, Series 2004-68, Class ZC
6.000%, 08/20/2034		3,598,011	4,226,690

			6,796,647

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $124,227,682)			$112,722,489

ASSET BACKED SECURITIES - 1.46%
Access Group, Series 2008-1, Class A
1.797%, 10/27/2025 (P)		2,072,695	2,124,269
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
0.836%, 07/25/2032 (P)		6,344	5,599
Amresco Residential Securities,
Series 1999-1, Class A
1.196%, 06/25/2029 (P)		27,650	22,398
Aquilae CLO PLC,
Series 2006-1X, Class A
1.341%, 01/17/2023 (P)	EUR	3,596,685	4,314,800
Bumper 2 SA, Series 2009-3, Class A
2.379%, 06/20/2022		1,242,999	1,698,586
First Alliance Mortgage Loan,
Series 1997-4, Class A3
0.487%, 12/20/2027 (P)		$26,806	18,349
Ford Auto Securitization Trust
Series 2009-R1A, Class A1,
3.396%, 11/15/2011 (S)	CAD	822,560	802,710
Series 2009-R1A, Class A2,
4.817%, 10/15/2012 (S)		1,500,000	1,497,376
Ford Credit Auto Owner Trust,
Series 2008-C, Class A3
1.677%, 06/15/2012 (P)		$1,134,576	1,139,473
Globaldrive BV, Series 2007-1, Class B
0.907%, 06/20/2015	EUR	650,000	883,555
Home Equity Asset Trust,
Series 2002-1, Class A4
0.856%, 11/25/2032 (P)		$1,283	893
Nelnet Student Loan Trust,
Series 2008-4, Class A1
1.028%, 04/27/2015 (P)		364,394	364,632
Residential Asset Mortgage Products,
Inc., Series 2002-RS3
0.816%, 06/25/2032 (P)		13,177	10,588
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.756%, 07/25/2032 (P)		41,798	22,533
SC Germany Auto, Series 2007-1, Class A
0.687%, 08/11/2015	EUR	303,838	413,254
Securitized Asset Backed Receivables LLC
Trust, Series 2007-NC1, Class A2A
0.306%, 12/25/2036 (P)		$438,221	420,535
Small Business Administration
Participation Certificate
Series 2004-10A, Class 1,
4.120%, 03/10/2014		869,109	909,166

156

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Small Business Administration Participation
Certificate (continued)
Series 2000-20K, Class 1,
7.220%, 11/01/2020	$102,307	$112,785
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
0.486%, 10/25/2035 (P)	145,112	144,510

TOTAL ASSET BACKED SECURITIES (Cost $14,688,901)		$14,906,011

PREFERRED STOCKS - 0.20%
United States - 0.20%
DG Funding Trust 0.654% (S)	236	1,876,484
SLM Corp. 3.198%	9,800	172,872

		2,049,356

TOTAL PREFERRED STOCKS (Cost $2,611,850)		$2,049,356

SHORT-TERM INVESTMENTS - 1.29%
Repurchase Agreement - 1.16%
BNP Paribas Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.240%
to be repurchased at $9,200,061 on
10/01/2010, collateralized by
$8,805,403 U.S. Treasury Inflation
Indexed Notes, 1.875% due 07/15/2013
(valued at $11,188,732,
including interest).	$9,200,000	9,200,000
Credit Suisse Tri-Party Repurchase
Agreement dated 09/28/2010 at 0.170%
to be repurchased at $1,300,049 on
10/06/2010, collateralized by
$1,237,000 U.S. Treasury Notes, 3.125%
due 08/31/2013 (valued at $1,330,446,
including interest).	1,300,000	1,300,000
Repurchase Agreement with State Street
Corp. dated 09/30/2010 at 0.010% to be
repurchased at $1,367,000 on
10/01/2010, collateralized by
$1,400,000 Federal Home Loan Bank,
0.010% due 08/15/2011 (valued at
$1,395,800, including interest).	1,367,000	1,367,000

		11,867,000
Short-Term Securities* - 0.13%
Federal Home Loan Mortgage Corp.
Discount Notes, 0.254%, 10/20/2010	900,000	899,881
U.S. Treasury Bills,
0.137%, 10/28/2010 (F)	20,000	19,998
U.S. Treasury Bills,
0.185%, 01/20/2011 (F)	170,000	169,907
U.S. Treasury Bills,
0.190%, 01/27/2011 (F)	178,000	177,890
U.S. Treasury Bills,
0.266%, 10/21/2010 (F)	70,000	69,995

		1,337,671

TOTAL SHORT-TERM INVESTMENTS (Cost $13,204,671)		$13,204,671

Total Investments (Global Bond Trust)
(Cost $1,011,380,265) - 101.56%		$1,039,982,153
Other assets and liabilities, net - (1.56%)		(16,013,313)

TOTAL NET ASSETS - 100.00%		$1,023,968,840

Growth Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.49%
Consumer Discretionary - 15.31%
Hotels, Restaurants & Leisure - 3.13%
Marriott International, Inc., Class A (L)	224,240	$8,034,519
McDonald’s Corp.	75,010	5,588,995

		13,623,514
Internet & Catalog Retail - 4.14%
Amazon.com, Inc. (I)	92,240	14,487,214
priceline.com, Inc. (I)	10,060	3,504,300

		17,991,514
Media - 3.09%
DreamWorks Animation SKG, Inc. (I)	61,980	1,977,782
Scripps Networks Interactive, Inc., Class A	116,720	5,553,538
The Walt Disney Company	178,460	5,908,811

		13,440,131
Multiline Retail - 2.39%
Kohl’s Corp. (I)	89,930	4,737,512
Target Corp.	106,240	5,677,466

		10,414,978
Specialty Retail - 1.30%
Limited Brands, Inc.	98,100	2,627,118
Tiffany & Company (L)	64,520	3,031,795

		5,658,913
Textiles, Apparel & Luxury Goods - 1.26%
NIKE, Inc., Class B	68,540	5,492,796

		66,621,846
Consumer Staples - 7.81%
Beverages - 3.34%
PepsiCo, Inc.	84,450	5,610,858
The Coca-Cola Company	152,430	8,920,204

		14,531,062
Food & Staples Retailing - 1.39%
Costco Wholesale Corp. (L)	93,740	6,045,293
Household Products - 0.81%
Church & Dwight Company, Inc.	54,330	3,528,190
Personal Products - 0.90%
Avon Products, Inc.	121,010	3,885,631
Tobacco - 1.37%
Philip Morris International, Inc.	106,590	5,971,172

		33,961,348
Energy - 7.16%
Energy Equipment & Services - 3.58%
Halliburton Company	260,820	8,625,317
Schlumberger, Ltd.	112,750	6,946,528

		15,571,845
Oil, Gas & Consumable Fuels - 3.58%
Concho Resources, Inc. (I)	58,570	3,875,577
Occidental Petroleum Corp.	104,390	8,173,737
Petrohawk Energy Corp. (I)(L)	219,110	3,536,435

		15,585,749

		31,157,594
Financials - 6.63%
Capital Markets - 2.18%
BlackRock, Inc.	21,940	3,735,285
Franklin Resources, Inc.	53,880	5,759,772

		9,495,057

157

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance - 1.41%
American Express Company	145,290	$6,106,539
Diversified Financial Services - 3.04%
IntercontinentalExchange, Inc. (I)	58,830	6,160,678
JPMorgan Chase & Company	185,480	7,061,224

		13,221,902

		28,823,498
Health Care - 10.15%
Biotechnology - 2.94%
Alexion Pharmaceuticals, Inc. (I)	31,840	2,049,222
Celgene Corp. (I)(L)	151,930	8,752,687
Vertex Pharmaceuticals, Inc. (I)(L)	57,790	1,997,800

		12,799,709
Health Care Equipment & Supplies - 0.59%
ResMed, Inc. (I)(L)	78,040	2,560,492
Health Care Providers & Services - 2.34%
AmerisourceBergen Corp.	165,430	5,072,084
Express Scripts, Inc. (I)	104,620	5,094,994

		10,167,078
Pharmaceuticals - 4.28%
Allergan, Inc.	64,170	4,269,230
Merck & Company, Inc.	123,810	4,557,446
Shire PLC, ADR (L)	57,480	3,867,254
Teva Pharmaceutical Industries, Ltd., SADR	112,600	5,939,650

		18,633,580

		44,160,859
Industrials - 17.27%
Aerospace & Defense - 2.05%
Precision Castparts Corp.	70,180	8,937,423
Air Freight & Logistics - 3.48%
Expeditors International of Washington, Inc.	160,320	7,411,594
FedEx Corp. (L)	90,150	7,707,825

		15,119,419
Electrical Equipment - 1.02%
AMETEK, Inc.	92,560	4,421,591
Industrial Conglomerates - 2.01%
3M Company	100,890	8,748,172
Machinery - 6.53%
Bucyrus International, Inc. (L)	67,470	4,679,044
Cummins, Inc.	115,420	10,454,744
Danaher Corp.	41,870	1,700,341
Deere & Company	140,250	9,786,645
PACCAR, Inc.	36,890	1,776,254

		28,397,028
Road & Rail - 2.18%
CSX Corp.	171,510	9,487,933

		75,111,566
Information Technology - 28.35%
Communications Equipment - 4.51%
Cisco Systems, Inc. (I)	528,350	11,570,865
F5 Networks, Inc. (I)	27,920	2,898,375
Juniper Networks, Inc. (I)	169,820	5,154,037

		19,623,277
Computers & Peripherals - 8.13%
Apple, Inc. (I)	83,910	23,809,462
EMC Corp. (I)	354,160	7,192,990

Growth Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
NetApp, Inc. (I)	87,970	$4,380,026

		35,382,478
Internet Software & Services - 3.52%
Cognizant Technology Solutions
Corp., Class A (I)	61,340	3,954,590
Google, Inc., Class A (I)	21,580	11,346,548

		15,301,138
IT Services - 1.65%
Visa, Inc., Class A	96,450	7,162,377
Semiconductors & Semiconductor Equipment - 1.68%
Broadcom Corp., Class A	80,530	2,849,957
Marvell Technology Group, Ltd. (I)	255,550	4,474,680

		7,324,637
Software - 8.86%
Adobe Systems, Inc. (I)(L)	103,080	2,695,542
Autodesk, Inc. (I)	123,130	3,936,466
Check Point Software Technologies, Ltd. (I)(L)	177,040	6,538,087
Citrix Systems, Inc. (I)	82,420	5,624,341
Microsoft Corp.	424,530	10,396,740
Oracle Corp.	348,090	9,346,217

		38,537,393

		123,331,300
Materials - 3.25%
Chemicals - 1.78%
FMC Corp.	43,720	2,990,885
Praxair, Inc.	52,590	4,746,773

		7,737,658
Metals & Mining - 1.47%
Freeport-McMoRan Copper & Gold, Inc.	47,050	4,017,599
Walter Energy, Inc. (L)	29,470	2,395,616

		6,413,215

		14,150,873
Telecommunication Services - 1.76%
Wireless Telecommunication Services - 1.76%
American Tower Corp., Class A (I)	149,010	7,638,253
Utilities - 0.80%
Independent Power Producers & Energy Traders - 0.80%
The AES Corp. (I)	305,700	3,469,695

TOTAL COMMON STOCKS (Cost $367,396,899)		$428,426,832

SHORT-TERM INVESTMENTS - 13.18%
Repurchase Agreement - 0.92%
Repurchase Agreement with State Street Corp.
dated 9/30/10 at 0.010% to be repurchased
at $4,007,001 on 10/1/10, collateralized by
$4,085,000 Federal National Mortgage
Association, 2.000% due 9/21/15 (valued at
$4,090,106, including interest)	$4,007,000	4,007,000
Securities Lending Collateral - 12.26%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	5,328,957	53,336,463

TOTAL SHORT-TERM INVESTMENTS (Cost $57,349,467)		$57,343,463

Total Investments (Growth Equity Trust)
(Cost $424,746,366) - 111.67%		$485,770,295
Other assets and liabilities, net - (11.67%)		(50,777,336)

TOTAL NET ASSETS - 100.00%		$434,992,959

158

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 101.52%
Consumer Discretionary - 0.21%
Internet & Catalog Retail - 0.21%
drugstore.com, Inc. (I)	142,000	$272,640
Consumer Staples - 0.72%
Food & Staples Retailing - 0.72%
CVS Caremark Corp. (F)	26,300	827,661
Walgreen Company	2,800	93,800

		921,461

		921,461
Health Care - 98.86%
Biotechnology - 34.18%
Achillion Pharmaceuticals, Inc. (I)	30,900	93,318
Acorda Therapeutics, Inc. (F)(I)	25,761	850,628
Actelion, Ltd. (I)	2,630	105,421
Alexion Pharmaceuticals, Inc. (F)(I)	101,920	6,559,571
Alkermes, Inc. (I)	115,000	1,684,750
Allos Therapeutics, Inc. (I)	37,200	175,584
AMAG Pharmaceuticals, Inc. (I)	17,700	304,617
Amgen, Inc. (F)(I)	44,300	2,441,373
Amylin Pharmaceuticals, Inc. (I)	28,100	585,885
Arqule, Inc. (I)	15,700	80,855
Array BioPharma, Inc. (I)	10,400	33,592
Basilea Pharmaceutica AG (I)	2,292	142,931
Biocon, Ltd.	17,700	142,568
BioCryst Pharmaceuticals, Inc. (I)	18,400	90,896
Biogen Idec, Inc. (I)	4,819	270,442
BioMarin Pharmaceutical, Inc. (I)	89,600	2,002,560
Biovitrum AB (I)	61,492	409,463
Celgene Corp. (F)(I)	59,766	3,443,119
Cephalon, Inc. (F)(I)	37,800	2,360,232
Cubist Pharmaceuticals, Inc. (I)	37,900	886,481
Dendreon Corp. (F)(I)	18,300	753,594
Dyadic International, Inc. (I)	32,100	46,224
Exelixis, Inc. (I)	84,700	332,024
Genzyme Corp. (I)	4,300	304,397
Gilead Sciences, Inc. (F)(I)	129,196	4,600,670
Halozyme Therapeutics, Inc. (I)	11,200	86,352
Human Genome Sciences, Inc. (F)(I)	86,000	2,561,940
Idenix Pharmaceuticals, Inc. (I)	145,704	451,683
Incyte Corp. (I)	216,200	3,457,038
Infinity Pharmaceuticals, Inc. (I)	21,975	121,082
Intercell AG (I)	7,274	165,128
InterMune, Inc. (F)(I)	23,800	324,156
Ironwood Pharmaceuticals, Inc. (I)	5,700	58,026
Lexicon Pharmaceuticals, Inc. (I)	42,900	68,640
Micromet, Inc. (I)	38,900	261,408
Momenta Pharmaceuticals, Inc. (F)(I)	15,400	231,770
Neurocrine Biosciences, Inc. (I)	56,900	344,814
Onyx Pharmaceuticals, Inc. (I)	20,038	528,603
Orexigen Therapeutics, Inc. (I)	14,400	85,392
Pharmacyclics, Inc. (I)	30,600	246,636
Pharmasset, Inc. (F)(I)	22,000	649,000
Poniard Pharmaceuticals, Inc. (I)	97,645	58,587
Regeneron Pharmaceuticals, Inc. (I)	41,200	1,128,880
Rigel Pharmaceuticals, Inc. (I)	15,300	128,673
Seattle Genetics, Inc. (I)	46,300	719,039
Sinovac Biotech, Ltd. (I)	35,700	138,516
Targacept, Inc. (I)	2,900	64,786
Theravance, Inc. (I)	40,600	816,060
Transition Therapeutics, Inc. (I)	4,777	14,857
Vertex Pharmaceuticals, Inc. (F)(I)	56,004	1,936,058
Vical, Inc. (I)	70,000	156,100

		43,504,419

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies - 17.32%
ArthroCare Corp. (F)(I)	27,100	$736,578
Baxter International, Inc. (F)	46,500	2,218,515
Beckman Coulter, Inc.	300	14,637
Boston Scientific Corp. (I)	45,800	280,754
C.R. Bard, Inc.	8,200	667,726
CareFusion Corp. (I)	15,430	383,281
Conceptus, Inc. (I)	57,400	789,250
Covidien PLC (F)	49,225	1,978,353
DENTSPLY International, Inc. (F)	42,150	1,347,536
Dynavox, Inc., Class A (I)	14,400	116,928
Edwards Lifesciences Corp. (F)(I)	31,600	2,118,780
Enteromedics, Inc. (I)	26,250	44,625
Fresenius AG	8,153	652,630
HeartWare International, Inc. (I)	14,700	1,010,772
IDEXX Laboratories, Inc. (I)	22,400	1,382,528
Intuitive Surgical, Inc. (F)(I)	3,100	879,594
Medtronic, Inc. (F)	20,000	671,600
Mindray Medical International, Ltd. (F)	13,100	387,367
Nobel Biocare Holding AG	22,862	411,411
Sonova Holding AG	572	69,884
St. Jude Medical, Inc. (F)(I)	37,800	1,487,052
Stryker Corp. (F)	46,300	2,317,315
Wright Medical Group, Inc. (I)	51,000	734,910
Zimmer Holdings, Inc. (I)	25,700	1,344,881

		22,046,907
Health Care Providers & Services - 20.26%
A&D Pharma Holding NV	73,669	542,318
Aetna, Inc.	19,190	606,596
AMERIGROUP Corp. (I)	49,200	2,089,524
AmerisourceBergen Corp.	24,200	741,972
Bangkok Dusit Medical Service PCL	356,000	463,328
Catalyst Health Solutions, Inc. (I)	18,300	644,343
Centene Corp. (I)	55,600	1,311,604
CIGNA Corp. (F)	28,100	1,005,418
Community Health Systems, Inc. (F)(I)	54,800	1,697,156
DaVita, Inc. (F)(I)	18,795	1,297,419
Express Scripts, Inc. (F)(I)	39,400	1,918,780
Fleury SA	22,900	284,220
Fresenius Medical Care AG	1,525	94,229
Health Management Associates,
Inc., Class A (I)	86,700	664,122
Healthspring, Inc. (I)	12,700	328,168
Healthways, Inc. (I)	21,800	253,752
Henry Schein, Inc. (I)	43,100	2,524,798
Laboratory Corp. of America Holdings (I)	1,400	109,802
LCA-Vision, Inc. (I)	38,600	215,002
McKesson Corp.	31,500	1,946,070
Medco Health Solutions, Inc. (F)(I)	12,700	661,162
Profarma Distribuidora de Produtos
Farmaceuticos SA	52,900	508,053
PSS World Medical, Inc. (I)	7,600	162,488
Select Medical Holdings Corp. (I)	400	3,080
Tenet Healthcare Corp. (I)	123,200	581,504
Triple-S Management Corp., Class B (I)	25,400	427,990
UnitedHealth Group, Inc.	30,700	1,077,877
Universal Health Services, Inc., Class B	22,350	868,521
WellCare Health Plans, Inc. (I)	21,600	625,536
WellPoint, Inc. (F)(I)	37,600	2,129,664

		25,784,496
Health Care Technology - 2.73%
Allscripts-Misys Healthcare Solutions, Inc. (I)	17,200	317,684
Cerner Corp. (I)	9,600	806,304
Computer Programs & Systems, Inc.	14,500	617,265

159

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
SXC Health Solutions Corp. (I)	47,600	$1,735,972

		3,477,225
Life Sciences Tools & Services - 4.82%
Bruker Corp. (I)	15,900	223,077
Covance, Inc. (I)	15,500	725,245
Illumina, Inc. (I)	47,800	2,351,760
Life Technologies Corp. (I)	25,327	1,182,518
Lonza Group AG	1,656	141,543
Thermo Fisher Scientific, Inc. (I)	8,500	406,980
Waters Corp. (I)	15,700	1,111,246

		6,142,369
Pharmaceuticals - 19.55%
Abbott Laboratories	1,100	57,464
Alexza Pharmaceuticals, Inc. (I)	28,100	89,077
Allergan, Inc. (F)	11,800	785,054
Auxilium Pharmaceuticals, Inc. (I)	10,200	252,756
AVANIR Pharmaceuticals, Class A (I)	100,000	319,000
Bayer AG	4,287	299,361
Biodel, Inc. (I)	11,400	60,420
Cadence Pharmaceuticals, Inc. (I)	48,800	407,480
Cardiome Pharma, Corp. (I)	44,300	270,230
Chugai Pharmaceutical Company, Ltd.	44,400	817,257
Daiichi Sankyo Company, Ltd.	11,400	232,167
Dr. Reddy’s Laboratories, Ltd., ADR	8,500	273,870
Elan Corp. PLC (I)	136,100	782,575
Eurand NV (I)	12,300	121,032
Forest Laboratories, Inc. (I)	1,900	58,767
GlaxoSmithKline Pharmaceuticals, Ltd.	2,858	140,076
GlaxoSmithKline PLC	16,289	321,358
Hikma Pharmaceuticals PLC	23,163	250,600
King Pharmaceuticals, Inc. (I)	18,800	187,248
MAP Pharmaceuticals, Inc. (I)	18,100	276,930
Merck & Company, Inc. (F)	106,409	3,916,915
Newron Pharmaceuticals Spa	6,700	44,320
Novartis AG	1,400	80,738
Novo Nordisk A/S	5,715	565,665
Optimer Pharmaceuticals, Inc. (I)	17,105	156,853
Pfizer, Inc. (F)	32,201	552,891
Roche Holdings AG	9,840	1,343,556
Salix Pharmaceuticals, Ltd. (I)	16,300	647,436
Sawai Pharmaceutical Company, Ltd.	9,900	890,408
Shire PLC	35,081	789,955
Shire PLC, ADR	12,200	820,816
Simcere Pharmaceutical Group (I)	26,600	263,606
Sun Pharmaceutical Industries, Ltd.	3,400	153,034
Teva Pharmaceutical
Industries, Ltd., SADR (F)	47,565	2,509,054
The Medicines Company (I)	160,255	2,275,621
Towa Pharmaceutical Company, Ltd.	11,800	665,511
UCB SA	10,334	358,449
Valeant Pharmaceuticals International, Inc.	95,880	2,401,794
Vectura Group PLC	169,350	136,586
Warner Chilcott PLC, Class A	2,900	65,076
XenoPort, Inc. (I)	34,300	243,873

		24,884,879

		125,840,295
Industrials - 0.45%
Commercial Services & Supplies - 0.45%
Stericycle, Inc. (I)	8,175	567,999

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 0.68%
Internet Software & Services - 0.08%
MAXIMUS, Inc.	1,700	$104,686
Software - 0.60%
Nuance Communications, Inc. (I)	48,500	758,540

		863,226
Materials - 0.60%
Chemicals - 0.60%
Monsanto Company	15,900	762,087

TOTAL COMMON STOCKS (Cost $123,527,781)		$129,227,708

PREFERRED STOCKS - 0.13%
Health Care - 0.13%
Biotechnology - 0.13%
Pacific Biosciences, Series E (I)(R)	21,900	167,097

TOTAL PREFERRED STOCKS (Cost $153,300)		$167,097

WARRANTS - 0.03%
Alexza Pharmaceuticals, Inc., (Expiration date
10/5/2016; Strike price $2.77) (I)	14,130	12,919
Cadence Pharmaceuticals, Inc., (Expiration
date 2/18/2014; Strike price $7.84) (I)	10,500	18,384
Dyadic International, Inc. (Expiration Date:
5/30/2010; Strike Price $6.33) (I)	6,000	4,186
EnteroMedics, Inc., (Expiration date
2/20/2013; Strike price $8.28) (I)	96,200	281
Favrille, Inc., (Expiration date 3/6/2011; Strike
price $5.26) (I)	20,411	0
Mannkind Corp., (Strike Price $12.28) (I)	21,000	0
Poniard Pharmaceuticals, Inc. (Expiration
Date: 4/11/2026) (I)	120,392	0
Poniard Pharmacueticals, Inc. (Expiration
Date: 2/01/2011) (I)	11,721	0

TOTAL WARRANTS (Cost $18,180)		$35,770

SHORT-TERM INVESTMENTS - 1.18%
Short-Term Securities* - 1.18%
State Street Institutional U.S. Government
Money Market Fund, 0.1119% (Y)	$884,473	883,673
T. Rowe Price Prime Reserve Investment
Fund, 0.2943% (Y)	622,871	622,871

		1,506,544

TOTAL SHORT-TERM INVESTMENTS (Cost $1,506,544)		$1,506,544

Total Investments (Health Sciences Trust)
(Cost $125,205,805) - 102.86%		$130,937,119
Other assets and liabilities, net - (2.86%)		(3,643,638)

TOTAL NET ASSETS - 100.00%		$127,293,481

Heritage Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.26%
Consumer Discretionary - 20.55%
Automobiles - 0.59%
Bayerische Motoren Werke (BMW) AG (L)	11,200	$786,815

160

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services - 0.52%
Apollo Group, Inc., Class A (I)	13,700	$703,495
Hotels, Restaurants & Leisure - 6.34%
Chipotle Mexican Grill, Inc. (I)(L)	5,600	963,200
Ctrip.com International, Ltd., ADR (I)	35,300	1,685,575
Home Inns & Hotels Management,
Inc., ADR (I)	21,100	1,043,184
Las Vegas Sands Corp. (I)(L)	41,300	1,439,305
Royal Caribbean Cruises, Ltd. (I)	63,500	2,002,155
Starwood Hotels & Resorts
Worldwide, Inc. (L)	25,900	1,361,045

		8,494,464
Internet & Catalog Retail - 3.85%
Makemytrip, Ltd. (I)(L)	3,600	139,356
NetFlix, Inc. (I)(L)	10,100	1,637,816
priceline.com, Inc. (I)	9,700	3,378,899

		5,156,071
Leisure Equipment & Products - 0.62%
Polaris Industries, Inc.	12,900	839,790
Media - 0.85%
Imax Corp. (I)(L)	67,600	1,139,736
Multiline Retail - 1.24%
Dollar Tree, Inc. (I)	34,150	1,665,154
Specialty Retail - 5.23%
AutoZone, Inc. (I)	2,700	618,057
O’Reilly Automotive, Inc. (I)(L)	56,500	3,005,800
PetSmart, Inc.	41,500	1,452,500
Williams-Sonoma, Inc. (L)	61,000	1,933,700

		7,010,057
Textiles, Apparel & Luxury Goods - 1.31%
Fossil, Inc. (I)	15,100	812,229
Lululemon Athletica, Inc. (I)(L)	21,100	943,592

		1,755,821

		27,551,403
Consumer Staples - 3.01%
Food & Staples Retailing - 1.86%
Costco Wholesale Corp.	10,400	670,696
Whole Foods Market, Inc. (I)(L)	49,100	1,822,101

		2,492,797
Food Products - 1.15%
Mead Johnson Nutrition Company	27,000	1,536,570

		4,029,367
Energy - 5.85%
Energy Equipment & Services - 3.53%
Complete Production Services, Inc. (I)	32,500	664,625
Core Laboratories NV (L)	20,900	1,840,036
Dril-Quip, Inc. (I)	12,500	776,375
FMC Technologies, Inc. (I)(L)	21,200	1,447,748

		4,728,784
Oil, Gas & Consumable Fuels - 2.32%
Concho Resources, Inc. (I)	26,400	1,746,888
Pioneer Natural Resources Company	20,900	1,359,127

		3,106,015

		7,834,799
Financials - 5.77%
Capital Markets - 0.40%
Lazard, Ltd., Class A	15,200	533,216

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 0.64%
Comerica, Inc. (L)	23,100	$858,165
Consumer Finance - 1.14%
Discover Financial Services	92,200	1,537,896
Insurance - 0.56%
Genworth Financial, Inc., Class A (I)	61,200	747,864
Real Estate Investment Trusts - 1.26%
AvalonBay Communities, Inc.	6,500	675,545
Digital Realty Trust, Inc. (L)	16,400	1,011,880

		1,687,425
Real Estate Management & Development - 1.77%
CB Richard Ellis Group, Inc., Class A (I)	100,600	1,838,968
Jones Lang LaSalle, Inc.	6,200	534,874

		2,373,842

		7,738,408
Health Care - 12.13%
Biotechnology - 2.31%
Alexion Pharmaceuticals, Inc. (I)	21,400	1,377,304
United Therapeutics Corp. (I)	19,000	1,064,190
Vertex Pharmaceuticals, Inc. (I)	19,000	656,830

		3,098,324
Health Care Equipment & Supplies - 3.62%
C.R. Bard, Inc.	23,800	1,938,034
Intuitive Surgical, Inc. (I)(L)	1,800	510,732
Masimo Corp. (L)	31,300	854,803
Varian Medical Systems, Inc. (I)(L)	25,600	1,548,800

		4,852,369
Health Care Providers & Services - 1.66%
Express Scripts, Inc. (I)	45,600	2,220,720
Health Care Technology - 1.40%
SXC Health Solutions Corp. (I)	51,500	1,878,205
Life Sciences Tools & Services - 1.71%
Illumina, Inc. (I)(L)	24,400	1,200,480
Life Technologies Corp. (I)	23,300	1,087,877

		2,288,357
Pharmaceuticals - 1.43%
Salix Pharmaceuticals, Ltd. (I)	14,800	587,856
Shire PLC, ADR	19,800	1,332,144

		1,920,000

		16,257,975
Industrials - 17.02%
Aerospace & Defense - 3.32%
BE Aerospace, Inc. (I)	85,800	2,600,598
Precision Castparts Corp.	7,500	955,125
TransDigm Group, Inc. (I)	14,400	893,520

		4,449,243
Air Freight & Logistics - 1.15%
Expeditors International of Washington, Inc.	33,400	1,544,082
Airlines - 1.20%
Delta Air Lines, Inc. (I)	57,200	665,808
UAL Corp. (I)(L)	39,600	935,748

		1,601,556
Commercial Services & Supplies - 0.83%
Stericycle, Inc. (I)	15,900	1,104,732
Electrical Equipment - 1.93%
American Superconductor Corp. (I)(L)	22,100	687,310
Cooper Industries PLC	28,400	1,389,612

161

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Heritage Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc.	8,300	$512,359

		2,589,281
Machinery - 4.54%
AGCO Corp. (I)(L)	24,500	955,745
ArvinMeritor, Inc. (I)(L)	43,800	680,652
Bucyrus International, Inc.	12,500	866,875
Cummins, Inc.	31,600	2,862,328
Flowserve Corp.	6,600	722,172

		6,087,772
Road & Rail - 1.63%
J.B. Hunt Transport Services, Inc.	36,000	1,249,200
Kansas City Southern (I)(L)	25,100	938,991

		2,188,191
Trading Companies & Distributors - 2.42%
Fastenal Company (L)	45,000	2,393,550
MSC Industrial Direct Company, Inc., Class A	15,700	848,428

		3,241,978

		22,806,835
Information Technology - 26.80%
Communications Equipment - 3.62%
F5 Networks, Inc. (I)(L)	39,200	4,069,352
JDS Uniphase Corp. (I)	62,800	778,092

		4,847,444
Computers & Peripherals - 5.53%
Apple, Inc. (I)	10,200	2,894,250
Lexmark International, Inc., Class A (I)(L)	63,800	2,846,756
NetApp, Inc. (I)	33,700	1,677,923

		7,418,929
Electronic Equipment, Instruments & Components - 2.53%
Agilent Technologies, Inc. (I)	35,000	1,167,950
Amphenol Corp., Class A	17,900	876,742
Dolby Laboratories, Inc., Class A (I)	23,800	1,352,078

		3,396,770
Internet Software & Services - 5.98%
Baidu, Inc., SADR (I)	23,400	2,401,308
Cognizant Technology Solutions
Corp., Class A (I)	31,200	2,011,464
Equinix, Inc. (I)(L)	12,900	1,320,315
VeriSign, Inc. (I)	39,100	1,241,034
WebMD Health Corp. (I)	20,840	1,039,291

		8,013,412
Semiconductors & Semiconductor Equipment - 3.70%
Analog Devices, Inc.	19,500	611,910
ARM Holdings PLC	139,000	866,457
Cavium Networks, Inc. (I)(L)	30,500	877,180
Cypress Semiconductor Corp. (I)(L)	98,200	1,235,356
Veeco Instruments, Inc. (I)(L)	39,200	1,366,904

		4,957,807
Software - 5.44%
Citrix Systems, Inc. (I)	34,568	2,358,920
Intuit, Inc. (I)	29,800	1,305,538
Rovi Corp. (I)	21,900	1,103,979
Salesforce.com, Inc. (I)(L)	19,300	2,157,740
Vanceinfo Technologies, Inc., ADR (I)	11,200	362,208

		7,288,385

		35,922,747

Heritage Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)
Materials - 3.47%
Chemicals - 2.48%
Albemarle Corp.		40,500	$1,895,805
CF Industries Holdings, Inc.		8,600	821,300
Ecolab, Inc.		11,900	603,806

			3,320,911
Metals & Mining - 0.99%
Cliffs Natural Resources, Inc.		20,900	1,335,928

			4,656,839
Telecommunication Services - 4.06%
Wireless Telecommunication Services - 4.06%
NII Holdings, Inc. (I)		56,200	2,309,820
SBA Communications Corp., Class A (I)(L)		77,824	3,136,307

			5,446,127

			5,446,127
Utilities - 0.60%
Gas Utilities - 0.60%
National Fuel Gas Company		15,500	803,055

TOTAL COMMON STOCKS (Cost $117,316,194)			$133,047,555

SHORT-TERM INVESTMENTS - 28.37%
Short-Term Securities - 0.92%
State Street Institutional Treasury Plus Money
Market Fund, 0.0593% (Y)		$1,231,683	1,231,683
Securities Lending Collateral - 27.45%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)		3,676,088	36,793,220

TOTAL SHORT-TERM INVESTMENTS (Cost $38,028,223)			$38,024,903

Total Investments (Heritage Trust)
(Cost $155,344,417) - 127.63%			$171,072,458
Other assets and liabilities, net - (27.63%)			(37,034,512)

TOTAL NET ASSETS - 100.00%			$134,037,946

High Income Trust
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS - 48.97%
Consumer Discretionary - 29.23%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		$1,400,000	$1,519,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		3,000,000	3,255,000
Cablevision Systems Corp.
8.625%, 09/15/2017		2,630,000	2,893,000
Canadian Satellite Radio Holdings, Inc.
8.000%, 09/10/2014	CAD	1,900,000	1,299,419
12.750%, 02/15/2014 to 02/14/2016		$5,796,157	5,092,325
18.000%, 09/14/2014		660,350	641,864
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		2,977,027	2,269,983
Exide Technologies, Series B
10.500%, 03/15/2013		1,800,000	1,840,500
Fontainebleau Las Vegas Holdings
LLC, PIK
12.500%, 06/01/2022 (H)		4,004,390	0

162

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)	$8,130,000	$2,723,550
Mashantucket Western Pequot
Tribe, Series A
8.500%, 11/15/2015 (H)(S)	12,090,000	1,813,500
MGM Resorts International
11.125%, 11/15/2017	1,235,000	1,406,356
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	1,000,000	585,000
MTR Gaming Group, Inc.
12.625%, 07/15/2014	2,500,000	2,537,500
Tenneco, Inc.
8.625%, 11/15/2014	1,275,000	1,306,875
Vertis, Inc., PIK
13.500%, 04/01/2014	1,059,487	328,441
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012	5,436,376	4,512,192
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)	3,000,000	3,292,500
13.000%, 08/01/2013 (S)	2,035,000	2,340,250

		39,657,255
Energy - 0.74%
Dominion Petroleum Acquisitions
8.500%, 10/01/2011 (R)	1,027,428	1,009,680
Financials - 4.19%
Ford Motor Credit Company LLC
7.500%, 08/01/2012	1,225,000	1,300,333
8.125%, 01/15/2020	550,000	631,986
iStar Financial, Inc.
10.000%, 06/15/2014	1,311,000	1,304,445
Realogy Corp.
10.500%, 04/15/2014	1,000,000	850,000
Realogy Corp., PIK
11.000%, 04/15/2014	1,852,812	1,593,418

		5,680,182
Industrials - 5.79%
American Airlines, Inc.
10.320%, 07/30/2014 (S)	778,210	748,054
GOL Finance
8.750%, 04/29/2049 (S)	2,000,000	1,950,000
Northwest Airlines, Inc.,
Escrow Certificates
zero coupon 01/16/2017 (H)(I)	4,640,000	0
6.625%, 02/15/2023 (I)	15,810,000	39,525
7.625%, 11/15/2023 (I)	8,965,000	22,412
Travelport LLC
9.875%, 09/01/2014	2,550,000	2,623,312
United Air Lines, Inc.
12.750%, 07/15/2012	1,982,400	2,220,288
USG Corp.
9.750%, 08/01/2014 (S)	245,000	255,412

		7,859,003
Materials - 5.84%
American Pacific Corp.
9.000%, 02/01/2015	1,300,000	1,290,250
NewPage Corp.
11.375%, 12/31/2014	1,350,000	1,221,750
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)	930,000	1,074,150
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)	2,200,000	220

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Rain CII Carbon LLC
11.125%, 11/15/2015 (S)	$2,000,000	$2,082,500
Sappi Papier Holding AG
7.500%, 06/15/2032 (S)	2,000,000	1,704,050
Union Carbide Chemicals & Plastics
7.875%, 04/01/2023	40,000	42,000
Verso Paper Holdings LLC
11.500%, 07/01/2014	465,000	509,175

		7,924,095
Telecommunication Services - 3.18%
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	929,407	1,103,671
Digicel Group, Ltd.
8.875%, 01/15/2015 (S)	865,000	882,300
Digicel, Ltd.
8.250%, 09/01/2017 (S)	620,000	651,000
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017	1,565,000	1,676,506

		4,313,477

TOTAL CORPORATE BONDS (Cost $73,159,766)		$66,443,692

CONVERTIBLE BONDS - 11.72%
Consumer Discretionary - 4.69%
Ford Motor Company
4.250%, 11/15/2016	1,750,000	2,611,875
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	3,435,000	3,744,150

		6,356,025
Industrials - 7.03%
AMR Corp.
6.250%, 10/15/2014	1,400,000	1,361,500
Continental Airlines, Inc.
5.000%, 06/15/2023	795,000	1,003,687
UAL Corp.
4.500%, 06/30/2021	3,500,000	3,514,000
US Airways Group, Inc.
7.250%, 05/15/2014	1,650,000	3,663,000

		9,542,187

TOTAL CONVERTIBLE BONDS (Cost $9,891,783)		$15,898,212

TERM LOANS (M) - 2.20%
Financials - 0.67%
Realogy Corp.
13.500%, 10/15/2017	860,000	911,600
Industrials - 1.27%
US Airways Group, Inc.
2.760%, 03/21/2014	2,000,000	1,725,000
Materials - 0.26%
AbitibiBowater, Inc.
11.000%, 03/30/2011	355,571	350,238

TOTAL TERM LOANS (Cost $2,652,848)		$2,986,838

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.00%
Commercial & Residential - 0.00%
GS Mortgage Securities Corp., Net Interest
Margin Notes, Series 2006-3, Class OS
- 10/26/2037 (H)(I)	5,000	0

163

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Harborview Mortgage Loan Trust,
Series 2006-BU1, Class R, Net Interest
Margin Notes
- 02/19/2046 (H)(I)	$161,449,387	$2
Lehman XS, Net Interest Margin Notes,
Series 2007-GPM8, Class A3
- 01/28/2047 (H)(I)(S)	341,371	0
Lehman XS, Net Interest Margin Notes,
Series 2007-GPM8, Class A4
- 01/28/2047 (H)(I)(S)	505,000	0
RALI Asset Holdings Corp., Net Interest
Margin Notes, Series 2006, Class Q04
- 11/21/2037 (H)(I)	180	0

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,812,834)		$2

COMMON STOCKS - 13.49%
Consumer Discretionary - 12.55%
Canadian Satellite Radio
Holdings, Inc. (I)(L)	378,336	1,066,357
Canadian Satellite Radio Holdings,
Inc., Class A (I)	452,601	1,275,676
Charter Communications, Inc., Class A (I)	309,218	10,049,585
Fontainebleau Resorts LLC, Class A (I)	68,468	0
SuperMedia, Inc. (I)	1	11
Trump Entertainment Resorts, Inc. (I)	190,620	4,637,785
Vertis Holdings, Inc. (I)	50,280	0

		17,029,414
Materials - 0.94%
Smurfit-Stone Container Corp. (I)	67,173	1,233,968
Tembec, Inc. (I)	27,054	48,381

		1,282,349
Telecommunication Services - 0.00%
Muzak Holdings LLC (I)	58,550	0

TOTAL COMMON STOCKS (Cost $19,084,666)		$18,311,763

PREFERRED STOCKS - 7.97%
Consumer Discretionary - 3.13%
Lear Corp., Series A (I)	53,727	4,240,672
Financials - 3.53%
Bank of America Corp., Series L 7.250%	1,840	1,807,800
iStar Financial, Inc., Series F 7.800%	97,008	966,200
Pliant Corp., PIK 13.000% (I)	1,287	193
Wells Fargo & Company, Series L 7.500%	2,003	2,015,018

		4,789,211
Industrials - 1.31%
Continental Airlines Finance Trust
II 6.000%	50,000	1,781,250

TOTAL PREFERRED STOCKS (Cost $8,411,716)		$10,811,133

WARRANTS - 0.00%
The Star Tribune Company (Expiration
Date: 09/28/2013; Strike
Price $151.23) (I)	5,140	0

TOTAL WARRANTS (Cost $0)		$0

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS - 10.69%
Repurchase Agreement - 0.00%
Repurchase Agreement with State Street
Corp. dated 09/30/2010 at 0.010% to be
repurchased at $5,052 on 10/01/2010,
collateralized by $5,000 U.S. Treasury
Notes, 3.125% due 04/30/2017 (valued
at $5,411, including interest)		$5,052	$5,052
Short-Term Securities* - 10.69%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2010		4,500,000	4,500,000
U.S. Treasury Bills, 0.010%, 10/07/2010		10,000,000	9,999,950

			14,499,950

TOTAL SHORT-TERM INVESTMENTS (Cost $14,505,002)			14,505,002

Total Investments (High Income Trust)
(Cost $135,518,615) - 95.04%			128,956,642
Other assets and liabilities, net - 4.96%			6,725,015

TOTAL NET ASSETS - 100.00%			135,681,657

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 3.96%
Argentina - 0.79%
Republic of Argentina
zero coupon 12/15/2035 (B)(I)	EUR	6,007,783	873,066
7.000%, 03/18/2004 to 10/03/2015 (H)		$75,292,000	279,192
7.625%, 08/11/2007 (H)	EUR	75,000,000	20,659
7.820%, 12/31/2033		1,495,545	1,437,356
8.000%, 02/26/2008 to 10/30/2009 (H)		75,040,000	36,689
8.500%, 02/23/2005 (H)		78,000	16,457
8.750%, 06/02/2017		$1,839,578	1,780,712
9.000%, 06/20/2003 to 05/26/2009 (H)	EUR	158,000	77,200
9.250%, 10/21/2002 to 07/20/2004 (H)		80,000	34,922
9.750%, 11/26/2003 (H)		40,000	16,809
10.000%, 02/22/2007 to 09/07/2007 (H)		80,000	32,440
10.000%, 01/03/2007 (H)		75,000,000	21,940
10.500%, 11/14/2002 (H)		78,000	15,848
11.750%, 05/20/2011 (H)		78,000	16,952

			4,660,242
Brazil - 0.76%
Brazil Notas do Tesouro Nacional, Series F
10.000%, 01/01/2012	BRL	6,758,000	4,021,266
Federative Republic of Brazil
10.000%, 01/01/2014		722,000	415,820

			4,437,086
Indonesia - 1.10%
Republic of Indonesia
9.750%, 05/15/2037	IDR	14,208,000,000	1,741,482
10.250%, 07/15/2022 to 07/15/2027		21,588,000,000	2,842,552
11.000%, 09/15/2025		13,687,000,000	1,911,446

			6,495,480
Russia - 0.03%
Government of Russia
7.500%, 03/31/2030		$147,675	176,353

164

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Turkey - 0.83%
Republic of Turkey
6.750%, 05/30/2040	$2,674,000	$3,048,734
6.875%, 03/17/2036	1,595,000	1,854,188

		4,902,922
Venezuela - 0.45%
Republic of Venezuela
zero coupon 04/15/2020	346,000	91,690
5.750%, 02/26/2016	2,351,000	1,631,124
7.650%, 04/21/2025	925,000	564,250
8.500%, 10/08/2014	433,000	363,720

		2,650,784

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $21,929,490)		$23,322,867

CORPORATE BONDS - 72.89%
Consumer Discretionary - 16.67%
Air Canada
9.250%, 08/01/2015 (S)	840,000	848,400
American Greetings Corp.
7.375%, 06/01/2016	3,237,000	3,274,648
Bankrate, Inc.
11.750%, 07/15/2015 (S)	820,000	877,400
DAE Aviation Holdings, Inc.
11.250%, 08/01/2015 (S)	4,605,000	4,639,998
DISH DBS Corp.
7.875%, 09/01/2019	960,000	1,033,200
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
12.000%, 10/15/2015 (S)	4,500,000	4,303,125
El Pollo Loco, Inc.
11.750%, 12/01/2012 to 11/15/2013	10,795,000	7,987,750
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)	3,620,000	543
Freedom Group, Inc.
10.250%, 08/01/2015 (S)	2,905,000	3,072,038
Gannett Company, Inc.
7.125%, 09/01/2018 (S)	240,000	236,400
Harrah’s Operating Company, Inc.
5.625%, 06/01/2015	4,509,000	2,930,850
10.750%, 02/01/2016	3,449,000	2,776,445
11.250%, 06/01/2017	4,794,000	5,249,430
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)	10,863,000	4,453,830
Interactive Data Corp.
10.250%, 08/01/2018 (S)	920,000	984,400
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)	1,350,000	1,255,500
MGM Resorts International
6.750%, 04/01/2013	3,840,000	3,566,400
10.375%, 05/15/2014	770,000	856,625
Michaels Stores, Inc. (Zero Coupon Steps
up to 13.00% on 11/01/2011)
11/01/2016	2,440,000	2,348,500
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)	360,000	366,300
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014	3,190,000	1,866,150
8.000%, 04/01/2012	4,600,000	3,496,000
Motors Liquidation Company
7.200%, 01/15/2011 (H)	17,280,000	5,572,800
8.375%, 07/15/2033 (H)	4,005,000	1,351,688

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
NCL Corp, Ltd.
11.750%, 11/15/2016	$4,950,000	$5,544,000
Net Servicos de Comunicacao SA
7.500%, 01/27/2020 (S)	1,520,000	1,713,800
Nielsen Finance LLC (Zero Coupon Steps
up to 12.500% on 08/01/2011)
08/01/2016	1,750,000	1,752,188
Oxford Industries, Inc.
11.375%, 07/15/2015	2,985,000	3,358,125
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	500,000	526,875
Pinnacle Entertainment, Inc.
7.500%, 06/15/2015	580,000	561,150
8.750%, 05/15/2020	410,000	403,850
QVC, Inc.
7.375%, 10/15/2020 (S)	2,805,000	2,903,175
Sbarro, Inc.
10.375%, 02/01/2015	2,545,000	1,527,000
Snoqualmie Entertainment Authority
4.428%, 02/01/2014 (P)(S)	2,960,000	2,442,000
9.125%, 02/01/2015 (S)	1,645,000	1,447,600
Sotheby’s
7.750%, 06/15/2015	490,000	510,825
Station Casinos, Inc.
6.000%, 04/01/2012 (H)	10,293,000	1,750
6.500%, 02/01/2014 (H)	2,340,000	234
6.625%, 03/15/2018 (H)	2,257,000	8,825
7.750%, 08/15/2016 (H)	5,098,000	510
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	6,275,000	6,667,188
Sun Media Corp.
7.625%, 02/15/2013	330,000	331,650
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (H)(I)	3,162,000	0
The Neiman Marcus Group, Inc.
7.125%, 06/01/2028	5,404,000	5,093,270

		98,142,435
Consumer Staples - 2.02%
Alliance One International, Inc.
10.000%, 07/15/2016	390,000	422,175
Bumble Bee Foods LLC
7.750%, 12/15/2015	1,057,000	1,130,990
Cott Beverages USA, Inc.
8.125%, 09/01/2018 (S)	180,000	190,575
Michael Foods, Inc.
9.750%, 07/15/2018 (S)	570,000	609,900
NES Rentals Holdings, Inc.
12.250%, 04/15/2015 (S)	2,040,000	1,601,400
Spectrum Brands, Inc.
9.500%, 06/15/2018 (S)	1,770,000	1,898,325
Viskase Companies, Inc.
9.875%, 01/15/2018 (S)	5,940,000	6,058,800

		11,912,165
Energy - 12.06%
Adaro Indonesia PT
7.625%, 10/22/2019 (S)	1,730,000	1,885,700
Basic Energy Services, Inc.
11.625%, 08/01/2014	1,040,000	1,144,000
Belden & Blake Corp.
8.750%, 07/15/2012	2,751,000	2,695,980
Berry Petroleum Company
10.250%, 06/01/2014	1,197,000	1,349,618

165

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Brigham Exploration Co.
8.750%, 10/01/2018 (S)	$830,000	$852,825
Chesapeake Energy Corp.
6.625%, 08/15/2020	980,000	1,024,100
Cie Generale de Geophysique-Veritas
7.500%, 05/15/2015	750,000	763,125
7.750%, 05/15/2017	120,000	122,700
9.500%, 05/15/2016	890,000	961,200
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (S)(P)	7,361,540	6,791,021
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	8,013,665	3,826,525
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	11,691,000	11,600,846
Energy Transfer Equity LP
7.500%, 10/15/2020	750,000	789,375
Enterprise Products Operating LLC
(7.034% to 01/15/2018, then higher of
7.034% or 3 month LIBOR + 2.680%)
01/15/2068	1,205,000	1,198,975
Exco Resources, Inc.
7.500%, 09/15/2018	1,410,000	1,397,663
Gulfmark Offshore, Inc.
7.750%, 07/15/2014	2,810,000	2,820,538
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	480,000	489,600
Hercules Offshore, Inc.
10.500%, 10/15/2017 (S)	3,225,000	2,676,750
Inergy LP/Inergy Finance Corp.
7.000%, 10/01/2018 (S)	530,000	543,250
KazMunaiGaz Finance Sub BV
8.375%, 07/02/2013 (S)	1,090,000	1,204,450
Lukoil International Finance BV
6.356%, 06/07/2017	1,320,000	1,377,750
Murray Energy Corp.
10.250%, 10/15/2015 (S)	4,200,000	4,357,500
OPTI Canada, Inc.
9.000%, 12/15/2012 (S)	600,000	607,500
9.750%, 08/15/2013 (S)	1,820,000	1,847,300
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018	3,210,000	3,334,388
Peabody Energy Corp.
7.875%, 11/01/2026	830,000	915,075
Petrobras International Finance Company
6.875%, 01/20/2040	695,000	795,488
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	2,170,000	1,985,550
PHI, Inc.
8.625%, 10/15/2018 (S)	180,000	176,850
Quicksilver Resources, Inc.
11.750%, 01/01/2016	3,780,000	4,432,050
SandRidge Energy, Inc., PIK
8.625%, 04/01/2015	1,230,000	1,230,000
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (H)(I)	12,970,000	0
Stone Energy Corp.
8.625%, 02/01/2017	3,340,000	3,281,550
The Griffin Coal Mining
Company Pty, Ltd.
9.500%, 12/01/2016 (H)(S)	250,000	147,813
Trico Shipping AS
13.875%, 11/01/2014 (S)	1,880,000	1,677,900

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Whiting Petroleum Corp.
6.500%, 10/01/2018		$650,000	$664,625

			70,969,580
Financials - 14.43%
Ally Financial, Inc.
zero coupon 12/01/2012 to 06/15/2015		9,530,000	7,479,100
8.000%, 12/31/2018		1,142,000	1,173,405
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)		2,012,400	1,006,200
Astoria Depositor Corp., Series B
8.144%, 05/01/2021 (S)		3,460,000	3,434,050
BankAmerica Institutional
Capital, Series A
8.070%, 12/31/2026 (S)		3,200,000	3,312,000
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		9,920,000	9,076,800
CIT Group, Inc.
7.000%, 05/01/2016 to 05/01/2017		5,367,092	5,255,916
Credit Agricole SA (8.375% to
10/13/2019, then 3 month LIBOR
+ 6.982%)
(Q)(S)		460,000	492,200
Ford Motor Credit Company LLC
12.000%, 05/15/2015		5,120,000	6,450,847
GMAC International Finance BV
7.500%, 04/21/2015	EUR	780,000	1,089,919
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022 (S)		$884,000	888,459
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022		277,000	279,424
International Lease Finance Corp.
5.625%, 09/20/2013		1,100,000	1,079,375
6.375%, 03/25/2013		1,570,000	1,577,850
8.875%, 09/01/2017		1,970,000	2,132,525
Lehman Brothers Holdings, Inc.
5.250%, 02/06/2012 (H)		6,255,000	1,383,919
Leucadia National Corp.
8.125%, 09/15/2015		1,200,000	1,290,000
Metlife Capital Trust IV
7.875%, 12/15/2037 (S)		1,890,000	1,984,500
NB Capital Trust IV
8.250%, 04/15/2027		1,300,000	1,332,500
Odebrecht Finance, Ltd.
7.500%, 10/18/2017 (S)		1,635,000	1,786,238
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		3,210,000	3,370,500
Realogy Corp.
10.500%, 04/15/2014		3,690,000	3,136,500
RSHB Capital SA for OJSC Russian
Agricultural Bank
6.299%, 05/15/2017 (S)		2,344,000	2,445,120
9.000%, 06/11/2014 (S)		740,000	849,150
Russian Agricultural Bank (HSBC
Bank PLC)
8.900%, 12/20/2010	RUB	62,682,000	2,042,304
Santander Finance Preferred SA
Unipersonal (10.500% until 09/29/2014,
then 3 month LIBOR + 7.673%)
(Q)		$2,490,000	2,820,157
SLM Corp.
8.000%, 03/25/2020		4,830,000	4,792,326

166

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025		$3,215,000	$2,877,425
TNK-BP Finance SA
6.625%, 03/20/2017		173,000	183,164
7.875%, 03/13/2018 (S)		2,051,000	2,312,503
Wind Acquisition Holdings Finance
SA, PIK
12.250%, 07/15/2017 (S)		7,071,625	7,575,478

			84,909,854
Health Care - 4.98%
American Renal Holdings
8.375%, 05/15/2018 (S)		1,980,000	2,039,400
Biomet, Inc.
11.625%, 10/15/2017		826,000	919,958
Biomet, Inc., PIK
10.375%, 10/15/2017		399,000	442,890
CRC Health Corp.
10.750%, 02/01/2016		8,810,000	8,325,450
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)		955,000	1,088,700
HCA, Inc.
6.300%, 10/01/2012		3,140,000	3,187,100
Multiplan, Inc.
9.875%, 09/01/2018 (S)		480,000	500,400
Tenet Healthcare Corp.
10.000%, 05/01/2018		2,052,000	2,344,410
U.S. Oncology Holdings, Inc., PIK
6.737%, 03/15/2012 (P)		11,067,031	10,486,012

			29,334,320
Industrials - 5.23%
ACCO Brands Corp.
10.625%, 03/15/2015		1,215,000	1,357,763
Ardagh Packaging Finance PLC
7.375%, 10/15/2017 (S)	EUR	290,000	395,343
9.125%, 10/15/2020 (S)		$1,050,000	1,086,750
Ashtead Holdings PLC
8.625%, 08/01/2015 (S)		20,000	20,600
Continental Airlines, Inc.
6.750%, 09/15/2015 (S)		2,350,000	2,382,313
7.339%, 04/19/2014		646,103	642,065
Delta Air Lines, Inc.
8.021%, 08/10/2022		1,620,288	1,628,389
9.750%, 12/17/2016		1,900,477	2,033,511
Garda World Security Corp.
9.750%, 03/15/2017 (S)		1,610,000	1,714,650
H&E Equipment Services, Inc.
8.375%, 07/15/2016		3,490,000	3,490,000
Hertz Holdings Netherlands BV
8.500%, 07/31/2015	EUR	360,000	515,309
Kansas City Southern de Mexico SA
de CV
7.375%, 06/01/2014		$2,150,000	2,225,250
8.000%, 02/01/2018 (S)		1,590,000	1,709,250
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017		1,550,000	1,643,000
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)		2,275,000	0
RailAmerica, Inc.
9.250%, 07/01/2017		2,316,000	2,538,915
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)		500,000	535,000

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Syncreon Global Ireland Ltd. / Syncreon
Global Finance US, Inc.
9.500%, 05/01/2018 (S)		$2,880,000	$2,826,000
Wyle Services Corp.
10.500%, 04/01/2018 (S)		4,065,000	4,024,350

			30,768,458
Information Technology - 2.16%
Aspect Software, Inc.
10.625%, 05/15/2017 (S)		645,000	669,994
Fidelity National Information Services, Inc.
7.625%, 07/15/2017 (S)		480,000	512,400
7.875%, 07/15/2020 (S)		710,000	765,025
First Data Corp.
9.875%, 09/24/2015		3,510,000	2,869,425
First Data Corp., PIK
10.550%, 09/24/2015		4,598,093	3,718,708
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		2,300,000	2,093,000
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (S)		1,980,000	2,108,700

			12,737,252
Materials - 5.55%
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)		2,697,000	1,995,780
Ashland, Inc.
9.125%, 06/01/2017		1,715,000	1,963,675
Ball Corp.
6.625%, 03/15/2018		60,000	63,150
CF Industries, Inc.
6.875%, 05/01/2018		340,000	365,925
7.125%, 05/01/2020		1,250,000	1,367,188
Evraz Group SA
8.875%, 04/24/2013 (S)		1,620,000	1,724,936
9.500%, 04/24/2018 (S)		620,000	694,400
Georgia Gulf Corp.
9.000%, 01/15/2017 (S)		2,770,000	2,901,575
Georgia-Pacific LLC
8.250%, 05/01/2016 (S)		415,000	461,169
GTL Trade Finance, Inc.
7.250%, 10/20/2017		1,540,000	1,715,175
Ineos Finance PLC
9.000%, 05/15/2015 (S)		1,780,000	1,857,875
Kerling PLC
10.625%, 01/28/2017 (S)	EUR	2,053,000	2,952,684
Lyondell Chemical Company
11.000%, 05/01/2018		$1,488,866	1,647,058
Neenah Paper, Inc.
7.375%, 11/15/2014		280,000	280,350
NewPage Corp.
11.375%, 12/31/2014		3,170,000	2,868,850
Ryerson Holding Corp.
zero coupon, 02/01/2015 (S)		9,900,000	4,455,000
Solo Cup Company
10.500%, 11/01/2013		760,000	786,600
TPC Group LLC
8.250%, 10/01/2017 (S)		400,000	410,000
Vale Overseas, Ltd.
8.250%, 01/17/2034		994,000	1,265,073
Vedanta Resources PLC
8.750%, 01/15/2014 (S)		1,170,000	1,257,750
Verso Paper Holdings LLC
11.500%, 07/01/2014		1,505,000	1,647,975

			32,682,188

167

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 7.23%
Axtel SAB de CV
7.625%, 02/01/2017 (S)	$2,690,000	$2,461,350
9.000%, 09/22/2019	98,000	90,405
Cengage Learning Acquisitions, Inc.
10.500%, 01/15/2015 (S)	300,000	298,125
13.250%, 07/15/2015 (S)	1,250,000	1,240,625
Cincinnati Bell Telephone Company LLC
6.300%, 12/01/2028	1,610,000	1,223,600
CMP Susquehanna Corp.
3.654%, 05/15/2014 (I)(S)	221,000	82,875
GXS Worldwide, Inc.
9.750%, 06/15/2015	2,670,000	2,659,988
Inmarsat Finance PLC
7.375%, 12/01/2017 (S)	2,130,000	2,225,850
Intelsat Jackson Holdings SA
11.250%, 06/15/2016	440,000	478,500
11.500%, 06/15/2016	5,625,000	6,103,125
inVentiv Health, Inc.
10.000%, 08/15/2018 (S)	550,000	546,563
Level 3 Financing, Inc.
10.000%, 02/01/2018	1,750,000	1,575,000
Metropcs Wireless, Inc.
7.875%, 09/01/2018	630,000	648,900
Nielsen Finance LLC/Nielsen
Finance Company
7.750%, 10/15/2018 (S)	1,740,000	1,727,246
ProQuest LLC/ProQuest Notes Company
9.000%, 10/15/2018 (S)	450,000	456,750
Sprint Capital Corp.
8.750%, 03/15/2032	8,595,000	9,024,750
True Move Company, Ltd.
10.375%, 08/01/2014 (S)	802,000	848,115
10.750%, 12/16/2013 (S)	2,924,000	3,106,750
10.750%, 12/16/2013	800,000	847,000
UBS Luxembourg SA for OJSC
Vimpel Communications
8.250%, 05/23/2016	1,717,000	1,871,530
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	3,770,000	3,901,950
Visant Corp.
10.000%, 10/01/2017 (S)	450,000	470,250
West Corp.
8.625%, 10/01/2018 (S)	670,000	670,000

		42,559,247
Utilities - 2.56%
AES Ironwood LLC
8.857%, 11/30/2025	410,569	421,860
Calpine Corp.
7.875%, 07/31/2020 (S)	1,880,000	1,931,700
Colbun SA
6.000%, 01/21/2020 (S)	630,000	664,390
Edison Mission Energy
7.625%, 05/15/2027	1,970,000	1,324,825
EEB International, Ltd.
8.750%, 10/31/2014 (S)	1,190,000	1,297,100
Foresight Energy LLC / Foresight
Energy Corp.
9.625%, 08/15/2017 (S)	1,510,000	1,555,300
Mirant Mid Atlantic LLC
10.060%, 12/30/2028	7,014,920	7,751,486

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy TL
2.283%, 02/01/2013	$157,954	$127,153

		15,073,814

TOTAL CORPORATE BONDS (Cost $446,880,128)		$429,089,313

CONVERTIBLE BONDS - 0.25%
Industrials - 0.21%
Horizon Lines, Inc.
4.250%, 08/15/2012	1,345,000	1,223,950
Materials - 0.04%
Cemex SAB de CV
4.875%, 03/15/2015 (S)	230,000	221,375

TOTAL CONVERTIBLE BONDS (Cost $1,419,936)		$1,445,325

TERM LOANS (M) - 8.51%
Consumer Discretionary - 0.39%
Allison Transmission, Inc.
3.100%, 08/07/2014	520,685	472,522
Citadel Broadcasting Corp.
11.000%, 06/03/2015	355,579	374,736
Michaels Stores, Inc.
2.500%, 07/31/2016	1,485,833	1,455,291
Simmons Holdco, Inc., PIK
8.760%, 02/15/2012	3,958,740	9,897

		2,312,446
Consumer Staples - 0.80%
Bausch & Lomb, Inc.
4.709%, 04/11/2015	4,873,827	4,677,743
Energy - 0.67%
Ashmore Energy International
4.210%, 03/30/2012	4,201,997	3,936,221
Financials - 0.90%
Realogy Corp.
10.250%, 10/15/2017	5,000,000	5,300,000
Industrials - 3.72%
Hawker Beechcraft Acquisition
Company LLC
8.050%, 03/26/2014	4,946,963	3,993,297
IASIS Healthcare LLC / IASIS
Capital Corp.
5.588%, 06/15/2014	7,719,615	7,352,933
Turbo Beta, Ltd.
14.500%, 03/15/2018	9,778,307	8,409,344
United Air Lines, Inc.
2.313%, 01/12/2014	2,285,115	2,148,008

		21,903,582
Materials - 0.15%
Berry Plastics Holding Company
7.452%, 04/03/2015	989,770	903,615
Telecommunication Services - 0.43%
Vodafone Group PLC
6.875%, 08/31/2015	2,540,000	2,540,000
Utilities - 1.45%
Energy Future Holdings Corp.
3.729%, 10/10/2014	9,904,079	7,659,151
NRG Energy, Inc.
2.283%, 08/31/2015	590,926	475,695

168

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Utilities (continued)
NRG Energy, Inc. (continued)
2.283%, 08/31/2015	$493,559	$397,315

		8,532,161

TOTAL TERM LOANS (Cost $53,789,282)		$50,105,768

COMMON STOCKS - 2.88%
Consumer Discretionary - 2.24%
Charter Communications,
Inc., Class A (I)(L)	$388,812	12,636,390
Citadel Broadcasting Corp. Class A (I)	2,881	66,263
Citadel Broadcasting Corp., Class B (I)	17,853	410,619
Dex One Corp. (I)	5,180	63,610
SuperMedia, Inc. (I)(L)	1,357	14,343

		13,191,225
Energy - 0.13%
SemGroup LP, Class A (I)	33,559	780,247
Financials - 0.00%
Ashton Woods USA LLC, Class B (I)	1	0
Industrials - 0.08%
Nortek, Inc. (I)	11,926	477,040
Materials - 0.42%
Georgia Gulf Corp. (I)	45,113	737,146
LyondellBasell Industries, Class A (I)	70,784	1,691,738

		2,428,884
Telecommunication Services - 0.01%
Maxcom Telecomunicaciones SAB de
CV ADR (I)	13,302	51,080
Viatel Holdings Bermuda, Ltd. (I)	38	10
XO Holdings, Inc. (I)	5,320	3,192

		54,282
Utilities - 0.00%
PNM Resources, Inc. (I)	210	2,392

TOTAL COMMON STOCKS (Cost $20,521,305)		$16,934,070

PREFERRED STOCKS - 2.79%
Financials - 2.79%
Banesto Holdings, Ltd. 10.500% (S)	$93,000	2,423,813
Bank of America Corp. 8.000%	1,070,000	1,103,748
Bank of America Corp., Series L 7.250%	6,220	6,111,150
Capital One Capital V, 10.250% 10.250%	3,770,000	4,081,025
Citigroup Capital XII (8.500% to
3-30-2040, then 3 month LIBOR +
5.870%)	102,875	2,717,958

		16,437,694
Information Technology - 0.00%
CMP Susquehanna Radio Holdings
Corp., Series A (I)(S)	51,586	0

TOTAL PREFERRED STOCKS (Cost $15,403,279)		$16,437,694

WARRANTS - 0.06%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014, Strike
Price: $12.00) (I)	6,339	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	6,978	70
CNB Capital Trust I (Expiration
Date: 03/23/2019) (I)	58,949	0

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	$14,700	$147,000
SemGroup LP, Class A (Expiration Date:
11/30/2014; Strike Price $25.00) (I)	35,326	185,462

TOTAL WARRANTS (Cost $209,927)		$332,532

SHORT-TERM INVESTMENTS - 5.59%
Repurchase Agreement - 5.45%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.200%
to be repurchased at $32,100,178 on
10/01/2010, collateralized by
$29,665,000 U.S. Treasury Bonds,
3.625% due 08/15/2019 (valued at
$32,742,002, including interest)	$32,100,000	32,100,000
Short-Term Securities* - 0.04%
Federal National Mortgage Association
Discount Notes, 0.010% 05/09/2011	200,000	199,707
Securities Lending Collateral - 0.10%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	59,112	591,643

TOTAL SHORT-TERM INVESTMENTS (Cost $32,891,379)		$32,891,350

Total Investments (High Yield Trust)
(Cost $593,044,726) - 96.93%		$570,558,919
Other assets and liabilities, net - 3.07%		18,079,956

TOTAL NET ASSETS - 100.00%		$588,638,875

Income Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 46.72%
Consumer Discretionary - 3.60%
Cablevision Systems Corp.
7.750%, 04/15/2018	$2,000,000	$2,115,000
8.000%, 04/15/2020	2,000,000	2,152,500
Cequel Communications Holdings I
LLC/Cequel Capital Corp.
8.625%, 11/15/2017 (S)	1,000,000	1,055,000
CKE Restaurants, Inc.
11.375%, 07/15/2018 (S)	800,000	820,000
DISH DBS Corp.
7.750%, 05/31/2015	2,500,000	2,665,625
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017	450,000	492,750
KB Home
5.750%, 02/01/2014	700,000	676,375
MGM Resorts International
6.750%, 04/01/2013	500,000	464,375
SuperMedia, Inc., Escrow Certificates
8.000%, 12/01/2020 (H)(I)	651,025	0
The Hertz Corp.
8.875%, 01/01/2014	4,000,000	4,105,000
10.500%, 01/01/2016	1,395,000	1,482,188

		16,028,813
Consumer Staples - 1.07%
Ceridian Corp.
11.250%, 11/15/2015	2,500,000	2,306,250

169

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
JBS USA LLC/JBS USA Finance, Inc.
11.625%, 05/01/2014	$1,000,000	$1,155,000
SUPERVALU, Inc.
8.000%, 05/01/2016	1,300,000	1,309,750

		4,771,000
Energy - 10.88%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	650,000	710,111
Antero Resources Finance Corp.
9.375%, 12/01/2017	750,000	796,875
ATP Oil & Gas Corp.
11.875%, 05/01/2015 (S)	1,400,000	1,207,500
Chesapeake Energy Corp.
6.500%, 08/15/2017	2,400,000	2,490,000
6.875%, 08/15/2018 to 11/15/2020	1,900,000	1,994,000
7.250%, 12/15/2018	2,000,000	2,155,000
9.500%, 02/15/2015	2,600,000	3,009,500
Consol Energy, Inc.
8.250%, 04/01/2020 (S)	1,400,000	1,529,500
Denbury Resources, Inc.
8.250%, 02/15/2020	598,000	652,568
El Paso Corp.
6.500%, 09/15/2020 (S)	800,000	814,000
7.250%, 06/01/2018	2,500,000	2,694,227
7.750%, 01/15/2032	300,000	311,442
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	440	437
Energy Transfer Equity LP
7.500%, 10/15/2020	1,200,000	1,263,000
Holly Corp.
9.875%, 06/15/2017	2,000,000	2,117,500
Linn Energy LLC
8.625%, 04/15/2020 (S)	1,700,000	1,802,000
Newfield Exploration Company
6.625%, 04/15/2016	1,500,000	1,560,000
Petrohawk Energy Corp.
7.875%, 06/01/2015	4,000,000	4,190,000
10.500%, 08/01/2014	1,600,000	1,812,000
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	500,000	457,500
7.000%, 05/01/2017 (S)	500,000	435,000
Pioneer Natural Resources Company
6.875%, 05/01/2018	1,500,000	1,605,279
Plains Exploration & Production Company
7.750%, 06/15/2015	1,500,000	1,573,125
10.000%, 03/01/2016	1,000,000	1,140,000
Sabine Pass LNG LP
7.250%, 11/30/2013	1,000,000	965,000
7.500%, 11/30/2016	800,000	730,000
SandRidge Energy, Inc.
8.000%, 06/01/2018 (S)	3,000,000	2,925,000
9.875%, 05/15/2016 (S)	1,200,000	1,239,000
SEACOR Holdings, Inc.
7.375%, 10/01/2019	900,000	981,437
SESI LLC
6.875%, 06/01/2014	1,000,000	1,007,500
W&T Offshore, Inc.
8.250%, 06/15/2014 (S)	2,000,000	1,920,000
Western Refining, Inc.
11.250%, 06/15/2017 (S)	2,500,000	2,350,000

		48,438,501

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 11.35%
Bank of America Corp., (8.125% to
05/15/2018, then 3 month LIBOR
+ 3.640%)
(Q)	$1,500,000	$1,547,310
CEVA Group PLC
11.500%, 04/01/2018 (S)	2,200,000	2,299,000
CIT Group, Inc.
7.000%, 05/01/2015 to 05/01/2017	14,900,000	14,703,000
Ford Motor Credit Company LLC
7.000%, 04/15/2015	5,000,000	5,344,975
8.000%, 06/01/2014	2,000,000	2,187,740
12.000%, 05/15/2015	1,500,000	1,889,896
Host Hotels & Resorts LP
6.375%, 03/15/2015	1,470,000	1,504,913
9.000%, 05/15/2017	600,000	669,750
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	1,800,000	1,939,500
8.625%, 09/15/2015 (S)	700,000	749,000
8.750%, 03/15/2017 (S)	1,100,000	1,179,750
iStar Financial, Inc.
8.625%, 06/01/2013	2,750,000	2,241,250
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
(Q)(S)	7,500,000	8,037,225
Wells Fargo Capital XIII, Series (7.700% to
03/26/2013, then 3 month US LIBOR
+ 3.890%)
(Q)	900,000	933,750
Wells Fargo Capital XV (9.750% to
09/26/2013, then 3 month LIBOR
+ 5.830%)
(Q)	4,800,000	5,280,000

		50,507,059
Health Care - 6.13%
Community Health Systems, Inc.
8.875%, 07/15/2015	3,500,000	3,718,750
HCA, Inc.
6.500%, 02/15/2016	2,200,000	2,200,000
8.500%, 04/15/2019	3,500,000	3,902,500
9.250%, 11/15/2016	4,000,000	4,330,000
Tenet Healthcare Corp.
8.000%, 08/01/2020 (S)	400,000	399,000
9.000%, 05/01/2015	3,250,000	3,534,375
9.250%, 02/01/2015	3,500,000	3,758,125
10.000%, 05/01/2018	3,250,000	3,713,125
U.S. Oncology Holdings, Inc., PIK
6.737%, 03/15/2012 (P)	1,856,148	1,758,700

		27,314,575
Industrials - 1.74%
Bombardier, Inc.
7.750%, 03/15/2020 (S)	1,500,000	1,620,000
RBS Global, Inc.
11.750%, 08/01/2016	1,000,000	1,070,000
RBS Global, Inc. / Rexnord LLC
8.500%, 05/01/2018	1,200,000	1,219,500
Terex Corp.
8.000%, 11/15/2017	3,000,000	3,003,750
The Manitowoc Company, Inc.
9.500%, 02/15/2018	800,000	836,000

		7,749,250

170

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 3.13%
First Data Corp.
9.875%, 09/24/2015	$4,850,000	$3,952,875
11.250%, 03/31/2016	1,400,000	1,008,000
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	3,250,000	2,957,500
10.750%, 08/01/2020 (S)	2,500,000	2,506,250
Sanmina-SCI Corp.
6.750%, 03/01/2013	200,000	202,000
8.125%, 03/01/2016	500,000	512,500
SunGard Data Systems, Inc.
10.625%, 05/15/2015	2,500,000	2,787,500

		13,926,625
Materials - 0.88%
Huntsman International LLC
7.875%, 11/15/2014	1,000,000	1,037,500
8.625%, 03/15/2021 (S)	100,000	103,750
Ineos Group Holdings PLC
7.875%, 02/15/2016 (S)	1,650,000	1,883,842
Lyondell Chemical Company
8.000%, 11/01/2017 (S)	600,000	655,500
Nalco Company
8.250%, 05/15/2017	200,000	221,000

		3,901,592
Telecommunication Services - 2.81%
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016	4,766,957	5,660,761
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017	900,000	960,000
Frontier Communications Corp.
8.250%, 04/15/2017	500,000	546,875
8.500%, 04/15/2020	500,000	551,875
Univision Communications, Inc., PIK
9.750%, 03/15/2015 (S)	2,914,782	2,790,904
Visant Corp.
10.000%, 10/01/2017 (S)	1,900,000	1,985,500

		12,495,915
Utilities - 5.13%
Calpine Construction Finance Company LP
8.000%, 06/01/2016 (S)	1,000,000	1,070,000
Calpine Corp.
7.875%, 07/31/2020 (S)	800,000	822,000
Dynegy Holdings, Inc.
7.500%, 06/01/2015	1,220,000	960,750
7.750%, 06/01/2019	1,000,000	685,000
8.375%, 05/01/2016	4,000,000	3,120,000
Dynegy-Roseton Danskammer, Series B
7.670%, 11/08/2016	550,000	510,125
Intergen NV
9.000%, 06/30/2017 (S)	1,000,000	1,057,500
Public Service Company of New Mexico
7.950%, 05/15/2018	1,300,000	1,434,675
RRI Energy, Inc.
7.625%, 06/15/2014	900,000	891,000
7.875%, 06/15/2017	400,000	373,000
Texas Competitive Electric Holdings
Company LLC
3.751%, 10/10/2014	2,992,462	2,302,119
5.989%, 10/10/2014	2,927,323	2,270,303
Texas Competitive Electric Holdings Company
LLC, PIK
10.500%, 11/01/2016	2,500,000	1,450,000

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Texas Competitive Electric Holdings Company
LLC, Series A
10.250%, 11/01/2015	$8,500,000	$5,567,500
Texas Competitive Electric Holdings Company
LLC, Series B
10.250%, 11/01/2015	500,000	327,500

		22,841,472

TOTAL CORPORATE BONDS (Cost $196,914,463)		$207,974,802

CONVERTIBLE BONDS - 0.93%
Financials - 0.88%
CapitalSource, Inc.
4.000%, 07/15/2034	1,500,000	1,485,000
iStar Financial, Inc.
0.790%, 10/01/2012 (P)	3,200,000	2,440,000

		3,925,000
Information Technology - 0.05%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	238,000	234,133

TOTAL CONVERTIBLE BONDS (Cost $4,843,444)		$4,159,133

MUNICIPAL BONDS - 0.34%
California - 0.34%
State of California
7.950%, 03/01/2036	1,400,000	1,491,686

TOTAL MUNICIPAL BONDS (Cost $1,401,652)		$1,491,686

TERM LOANS (M) - 2.45%
Consumer Discretionary - 0.69%
Allison Transmission, Inc.
3.020%, 08/07/2014	2,815,774	2,639,349
SuperMedia, Inc.
11.000%, 12/31/2015	552,002	428,590

		3,067,939
Consumer Staples - 0.20%
U.S. Investigations Services, Inc.
3.290%, 02/21/2015	949,990	869,241
Information Technology - 0.74%
First Data Corp.
3.010%, 09/24/2014	1,868,589	1,643,891
3.010%, 09/24/2014	1,873,272	1,647,768

		3,291,659
Telecommunication Services - 0.82%
Clear Channel Communications
3.906%, 11/13/2015	4,657,991	3,666,421

TOTAL TERM LOANS (Cost $11,764,904)		$10,895,260

COMMON STOCKS - 41.03%
Consumer Discretionary - 1.00%
Charter Communications, Inc., Class A	$62,371	2,027,057
Comcast Corp., Class A	67,000	1,211,360
Dex One Corp.	99,669	1,223,935

		4,462,352
Consumer Staples - 0.78%
Diageo PLC	125,000	2,153,994
PepsiCo, Inc.	20,000	1,328,800

		3,482,794

171

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy - 6.70%
Baker Hughes, Inc.	$30,000	$1,278,000
BP PLC, SADR (L)	20,000	823,400
Callon Petroleum Company (L)	56,247	278,423
Canadian Oil Sands Trust	215,000	5,320,148
ConocoPhillips	110,000	6,317,300
Exxon Mobil Corp.	156,941	9,697,384
Schlumberger, Ltd.	25,000	1,540,250
Spectra Energy Corp.	145,000	3,269,750
Weatherford International, Ltd.	75,000	1,282,500

		29,807,155
Financials - 4.66%
Bank of America Corp.	400,000	5,244,000
Barclays PLC	150,000	704,365
CIT Group, Inc.	25,000	1,020,500
Citigroup, Inc.	589,306	2,298,293
HSBC Holdings PLC	250,000	2,531,760
JPMorgan Chase & Company	120,000	4,568,400
Wells Fargo & Company	174,800	4,392,724

		20,760,042
Health Care - 4.13%
Johnson & Johnson	80,000	4,956,800
Merck & Company, Inc.	230,000	8,466,300
Pfizer, Inc.	90,000	1,545,300
Roche Holdings AG	25,000	3,413,506

		18,381,906
Industrials - 0.25%
General Electric Company	70,000	1,137,500
Information Technology - 2.01%
Intel Corp.	200,000	3,846,000
Maxim Integrated Products, Inc.	120,000	2,221,200
Xerox Corp.	150,000	1,552,500
Xilinx, Inc. (L)	50,000	1,330,500

		8,950,200
Materials - 2.44%
Barrick Gold Corp.	72,600	3,360,654
Newmont Mining Corp. (L)	110,000	6,909,100
Nucor Corp. (L)	15,000	573,000

		10,842,754
Telecommunication Services - 3.28%
AT&T, Inc.	175,000	5,005,000
CenturyLink, Inc. (L)	30,000	1,183,800
Frontier Communications Corp. (L)	69,203	565,389
Telstra Corp., Ltd.	500,000	1,266,218
Verizon Communications, Inc.	80,000	2,607,200
Vodafone Group PLC	1,600,000	3,960,745

		14,588,352
Utilities - 15.78%
AGL Resources, Inc.	50,000	1,918,000
Ameren Corp. (L)	100,000	2,840,000
American Electric Power Company, Inc.	120,100	4,351,223
CenterPoint Energy, Inc.	100,000	1,572,000
Consolidated Edison, Inc. (L)	60,000	2,893,200
Dominion Resources, Inc.	100,000	4,366,000
Duke Energy Corp. (L)	300,000	5,313,000
FirstEnergy Corp. (L)	40,000	1,541,600
Nextera Energy, Inc.	100,000	5,439,000
NiSource, Inc. (L)	30,000	522,000
PG&E Corp.	150,000	6,813,000
Pinnacle West Capital Corp.	70,000	2,888,900
PPL Corp.	40,500	1,102,815

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Utilities (continued)
Progress Energy, Inc.	$100,000	$4,442,000
Public Service Enterprise Group, Inc.	150,000	4,962,000
Sempra Energy	70,000	3,766,000
Southern Company	200,000	7,448,000
TECO Energy, Inc. (L)	200,000	3,464,000
Xcel Energy, Inc.	200,000	4,594,000

		70,236,738

TOTAL COMMON STOCKS (Cost $199,980,027)		$182,649,793

PREFERRED STOCKS - 5.00%
Consumer Discretionary - 0.15%
Motors Liquidation Company,
Series C 6.250%	85,000	674,050
Energy - 0.44%
Chesapeake Energy Corp. 5.750% (S)	1,900	1,937,278
Financials - 3.76%
Ally Financial, Inc. 7.000% (S)	1,341	1,207,110
Bank of America Corp., Series L 7.250%	5,350	5,256,375
Citigroup, Inc., 7.500%	18,300	2,168,733
Deutsche Bank AG - London,
Series CHK 12.000% (S)	60,000	1,390,680
Federal Home Loan Mortgage Corp.,
Series Z, 8.375% (I)	94,900	40,807
Federal National Mortgage
Association 5.375% (I)	20	27,500
Federal National Mortgage Association,
Series Q 6.750% (I)	80,000	28,000
Federal National Mortgage Association,
Series R 7.625% (I)	60,200	22,394
Federal National Mortgage
Association, Series 08-1 8.750% (I)	56,800	24,874
Federal National Mortgage Association,
Series S (8.250% to 12-13-10, then higher
of 3 month LIBOR + 4.230% or
7.750%) (I)	79,300	34,496
FelCor Lodging Trust, Inc., Series A 1.950%	90,000	1,930,500
Wells Fargo & Company, Series L 7.500%	4,600	4,627,600

		16,759,069
Health Care - 0.29%
Tenet Healthcare Corp. 7.000%	1,500	1,283,400
Materials - 0.24%
Anglogold Ashanti Holdings Finance
PLC 6.000%	20,000	1,060,000
Utilities - 0.12%
Nextera Energy, Inc. 8.375%	10,000	531,000

TOTAL PREFERRED STOCKS (Cost $31,350,179)		$22,244,797

WARRANTS - 0.03%
Charter Communications, Inc., Class A
(Expiration Date: 11/30/14, Strike
Price: $46.86) (I)	22,772	125,246

TOTAL WARRANTS (Cost $91,088)		$125,246

SHORT-TERM INVESTMENTS - 7.04%
Short-Term Securities* - 2.20%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2010	$9,800,000	9,800,000

172

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 4.84%
John Hancock Collateral Investment
Trust, 0.294% (W)(Y)	$2,153,456	$21,553,511

TOTAL SHORT-TERM INVESTMENTS (Cost $31,355,124)		$31,353,511

Total Investments (Income Trust)
(Cost $477,700,881) - 103.54%		$460,894,228
Other assets and liabilities, net - (3.54%)		(15,754,398)

TOTAL NET ASSETS - 100.00%		$445,139,830

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.67%
Australia - 4.10%
BlueScope Steel, Ltd.	496,670	$1,052,133
Boart Longyear Group	177,917	543,446
Commonwealth Bank of Australia	151,383	7,487,459
Dexus Property Group	1,097,869	907,311
General Property Trust, Ltd.	479,366	1,363,841
Goodman Group	2,061,760	1,285,398
ING Office Fund	1,385,463	803,499
Macquarie Infrastructure Group	354,427	511,601
Macquarie Office Trust	316,127	745,575
Mirvac Group, Ltd.	723,068	929,547
National Australia Bank, Ltd.	45,523	1,115,017
Pacific Brands, Ltd. (I)	515,117	557,654
Qantas Airways, Ltd. (I)	374,379	1,009,620
Rio Tinto, Ltd.	37,262	2,765,062
Stockland	642,189	2,383,578
Suncorp-Metway, Ltd.	186,262	1,620,343
TABCORP Holdings, Ltd.	165,812	1,121,881
Telstra Corp., Ltd.	1,297,038	3,284,665
Woodside Petroleum, Ltd.	67,711	2,871,879
Woolworths, Ltd.	50,856	1,418,696

		33,778,205
Austria - 0.61%
Erste Group Bank AG	15,576	624,659
Immofinanz AG (I)	200,682	749,392
OMV AG	62,365	2,337,641
Raiffeisen International Bank Holding AG	16,605	772,831
Voestalpine AG	14,060	518,846

		5,003,369
Belgium - 1.20%
Ageas	376,772	1,079,645
Anheuser-Busch InBev NV	25,578	1,502,706
Belgacom SA	43,295	1,690,105
Colruyt SA (L)	5,435	1,436,553
Delhaize Group SA	17,152	1,243,568
Dexia SA (I)	179,453	789,352
Mobistar SA	10,507	643,960
Nyrstar	61,959	830,295
Umicore	16,004	692,281

		9,908,465
Bermuda - 0.05%
Golden Ocean Group, Ltd. (L)	287,933	399,934
Canada - 1.78%
Bank of Montreal	26,100	1,508,823
Barrick Gold Corp.	15,900	734,809

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
BCE, Inc.	31,600	$1,028,251
Canadian Pacific Railway, Ltd. (L)	11,500	702,585
EnCana Corp.	106,900	3,230,169
IGM Financial, Inc.	14,600	593,138
Magna International, Inc.	22,900	1,879,140
Metro, Inc.	12,400	537,988
National Bank of Canada (L)	16,335	1,030,840
Penn West Energy Trust	25,800	517,053
RONA, Inc. (I)	46,000	594,616
Sun Life Financial, Inc. (Toronto Exchange)	37,300	975,912
Teck Resources, Ltd.	23,600	970,699
Western Coal Corp.	68,900	393,083

		14,697,106
Denmark - 1.42%
Carlsberg A/S	7,011	730,548
Danisco A/S	11,805	1,052,207
Danske Bank A/S (I)	34,831	839,691
H. Lundbeck A/S	21,019	371,048
Novo Nordisk A/S	87,948	8,705,010

		11,698,504
Finland - 1.07%
Metso OYJ	41,198	1,892,674
Neste Oil OYJ (L)	62,623	978,838
Nokia AB OYJ	157,148	1,580,248
Rautaruukki OYJ (L)	21,529	445,305
Sampo OYJ	25,413	686,922
Stora Enso OYJ, Series R	120,545	1,195,323
UPM-Kymmene OYJ	70,343	1,207,169
YIT OYJ	33,095	785,867

		8,772,346
France - 10.21%
Air Liquide SA	16,168	1,978,164
BNP Paribas	140,843	10,064,813
Carrefour SA	9,985	537,769
Casino Guichard Perrachon SA	10,169	932,679
Cie Generale de Geophysique-Veritas (I)	22,246	490,305
Dassault Systemes SA	13,294	979,479
Essilor International SA	35,619	2,451,896
Eutelsat Communications	9,885	377,526
France Telecom SA	82,440	1,783,830
Hermes International SA	9,755	2,231,594
L’Oreal SA	16,250	1,830,976
Lagardere S.C.A	36,919	1,444,063
LVMH Moet Hennessy Louis Vuitton SA	34,471	5,066,724
Nexans SA	5,501	400,496
Peugeot SA (I)	33,454	1,128,926
PPR	10,920	1,767,273
Renault SA (I)	52,612	2,717,438
Rhodia SA	87,823	2,113,109
Sanofi-Aventis SA	266,873	17,808,845
Schneider Electric SA	13,334	1,694,203
Societe Generale	86,925	5,032,532
SOITEC (I)(L)	16,507	157,751
Technip SA	27,986	2,258,054
Total SA	220,909	11,394,347
Valeo SA (I)	31,304	1,455,607
Vallourec SA	7,596	755,871
Vivendi SA	165,367	4,533,442
Wendel	11,150	739,986

		84,127,698
Germany - 5.07%
Adidas AG	12,052	746,989

173

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Aixtron AG (L)	50,009	$1,490,400
BASF SE	50,134	3,167,443
Bayerische Motoren Werke (BMW) AG (L)	36,851	2,588,832
Beiersdorf AG	8,638	530,209
Daimler AG (I)	78,091	4,954,507
Deutsche Post AG	25,445	462,071
Deutsche Telekom AG	40,476	552,702
E.ON AG	80,222	2,361,212
Heidelberger Druckmaschinen AG (I)(L)	49,277	236,227
Hochtief AG (L)	8,093	702,169
Infineon Technologies AG (I)	455,807	3,166,200
Kloeckner & Company SE (I)	43,695	983,464
Lanxess AG	43,589	2,392,397
MAN AG	11,545	1,259,336
MTU Aero Engines Holding AG	23,367	1,336,435
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe) (L)	5,124	710,081
Norddeutsche Affinerie AG	27,985	1,335,605
Puma AG	2,686	886,392
RWE AG	9,848	664,292
Salzgitter AG	19,673	1,276,864
SAP AG	100,021	4,954,638
Siemens AG	10,449	1,105,147
Software AG	11,392	1,377,922
Stada Arzneimittel AG	19,311	554,345
Suedzucker AG	52,519	1,174,942
Symrise AG	28,218	785,512

		41,756,333
Greece - 0.43%
Alpha Bank A.E. (I)	118,854	742,461
National Bank of Greece SA (I)	101,346	986,252
OPAP SA	86,936	1,372,307
Public Power Corp. SA	27,930	434,885

		3,535,905
Hong Kong - 1.53%
Cathay Pacific Airways, Ltd.	147,000	397,879
CLP Holdings, Ltd.	395,096	3,152,096
Esprit Holdings, Ltd.	127,230	684,975
Hong Kong & China Gas Company, Ltd.	455,200	1,151,101
Hong Kong Electric Holdings, Ltd.	386,646	2,347,878
Li & Fung, Ltd.	76,000	427,342
Noble Group, Ltd.	854,820	1,228,814
Pacific Basin Shipping, Ltd.	1,876,000	1,350,755
Swire Pacific, Ltd.	62,000	851,973
Yue Yuen Industrial Holdings, Ltd.	283,282	1,047,893

		12,640,706
Ireland - 0.91%
C&C Group PLC	155,138	681,599
CRH PLC	119,238	1,965,343
DCC PLC	34,233	980,365
Experian PLC	85,686	933,278
Kerry Group PLC	44,705	1,567,884
Shire PLC	59,148	1,331,896

		7,460,365
Israel - 0.29%
Bezek Israeli Telecommunications Corp., Ltd.	314,024	783,992
Discount Investment Corp.	9,164	183,356
Israel Chemicals, Ltd.	60,071	848,789
Makhteshim-Agam Industries, Ltd. (I)	150,435	558,402

		2,374,539

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy - 5.52%
Autostrade SpA	15,398	$319,507
Azimut Holding SpA	20,986	205,972
Bulgari SpA (L)	128,240	1,163,851
Enel SpA	1,665,659	8,891,794
Eni SpA (L)	733,964	15,845,954
Fondiaria-Sai SpA	47,041	474,574
Italcementi SpA - RSP	34,167	168,973
Luxottica Group SpA	14,757	404,447
Mediaset SpA	125,613	890,982
Parmalat SpA	434,979	1,117,392
Recordati SpA	53,884	483,134
Saipem SpA	55,118	2,212,786
Snam Rete Gas SpA	293,792	1,489,109
Telecom Italia SpA	1,092,934	1,525,572
Telecom Italia SpA, RSP	2,082,872	2,351,716
Terna Rete Elettrica Nazionale SpA	318,943	1,356,275
UniCredit Italiano SpA	2,566,571	6,572,385

		45,474,423
Japan - 22.64%
Advance Residence Investment Corp. (I)	227	382,601
Aiful Corp. (I)(L)	275,850	245,079
Aisin Seiki Company, Ltd.	20,000	623,930
Alps Electric Company, Ltd.	175,854	1,441,212
Asahi Glass Company, Ltd.	236,000	2,412,606
Asahi Kasei Corp.	140,000	773,233
Astellas Pharma, Inc.	106,626	3,857,236
Bank of Yokohama, Ltd.	68,000	318,273
Canon, Inc.	51,600	2,412,867
Circle K Sunkus Company, Ltd.	18,000	240,822
Cosmo Oil Company, Ltd.	229,000	596,595
CyberAgent, Inc. (L)	571	1,031,630
Dai Nippon Printing Company, Ltd.	19,000	232,462
Daikyo, Inc. (I)(L)	393,000	533,570
Dainippon Screen Manufacturing
Company, Ltd. (I)	273,000	1,410,597
Daito Trust Construction Company, Ltd.	57,200	3,419,467
Dena Company, Ltd.	52,200	1,643,980
Denki Kagaku Kogyo Kabushiki Kaisha	99,000	426,829
Don Quijote Company, Ltd. (L)	34,300	851,777
Dowa Holdings Company, Ltd.	189,000	1,125,285
Ebara Corp. (I)	177,000	781,154
Eisai Company, Ltd. (L)	39,720	1,390,515
Electric Power Development Company, Ltd.	20,100	604,357
Elpida Memory, Inc. (I)(L)	69,500	802,272
Fanuc, Ltd.	34,900	4,426,344
Fast Retailing Company, Ltd.	12,800	1,803,262
Fuji Heavy Industries, Ltd.	304,884	1,947,594
Fujikura, Ltd.	119,000	597,452
Fujitsu, Ltd.	78,000	548,794
Gree, Inc. (L)	31,500	509,408
Hanwa Company, Ltd.	123,000	482,723
Haseko Corp. (I)	1,071,000	861,773
Hikari Tsushin, Inc.	20,400	384,061
Hitachi Construction Machinery
Company, Ltd. (L)	38,200	828,291
Hitachi, Ltd.	740,000	3,238,735
Honda Motor Company, Ltd.	171,988	6,117,958
Hosiden Corp.	35,900	325,638
Inpex Corp.	129	607,326
Isuzu Motors, Ltd.	590,000	2,283,076
Itochu Corp.	263,400	2,416,973
JFE Holdings, Inc.	26,900	824,844
JX Holdings, Inc.	1,066,300	6,195,698
K’s Holding Corp.	39,700	914,242

174

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kajima Corp. (L)	298,000	$717,550
Kakaku.com, Inc.	70	405,891
Kao Corp.	127,350	3,108,303
Kawasaki Kisen Kaisha, Ltd.	407,000	1,535,513
KDDI Corp.	525	2,516,086
Kobe Steel Company, Ltd.	156,000	367,107
Komatsu, Ltd.	71,800	1,671,664
Konami Corp.	36,177	640,258
Kyocera Corp.	8,200	779,003
Lawson, Inc.	13,200	604,839
Leopalace21 Corp. (I)(L)	196,600	327,368
Marubeni Corp.	363,176	2,058,341
Marui Company, Ltd.	90	676
Mazda Motor Corp.	633,512	1,530,174
Mitsubishi Chemical Holdings Corp.	214,500	1,091,841
Mitsubishi Corp.	170,305	4,041,632
Mitsubishi Electric Corp.	201,000	1,733,669
Mitsubishi UFJ Financial Group	180,600	842,936
Mitsubishi UFJ Lease &
Finance Company, Ltd.	27,700	976,028
Mitsui & Company, Ltd.	87,200	1,297,440
Mitsui Mining & Smelting Company, Ltd.	316,000	904,865
Mitsui O.S.K. Lines, Ltd.	197,000	1,241,888
Mizuho Financial Group, Inc.	2,464,900	3,579,842
Murata Manufacturing Company, Ltd.	12,800	674,784
Net One Systems Company, Ltd.	242	327,616
NICHIREI Corp.	116,000	492,689
Nidec Corp.	15,000	1,336,873
Nintendo Company, Ltd.	5,500	1,374,528
Nippon Electric Glass Company, Ltd.	122,000	1,668,164
Nippon Telegraph & Telephone Corp.	90,000	3,920,264
Nippon Yakin Kogyo Company, Ltd. (I)	143,500	441,418
Nippon Yusen Kabushiki Kaisha	403,000	1,654,843
Nissan Motor Company, Ltd.	689,900	6,042,637
Nisshin Seifun Group, Inc.	9,500	125,090
Nisshinbo Holdings, Inc.	56,000	562,870
Nitori Company, Ltd.	14,600	1,220,769
Nitto Denko Corp.	48,600	1,906,045
Nomura Research Institute, Ltd.	16,000	300,731
NTT Data Corp.	203	643,362
NTT DoCoMo, Inc.	3,021	5,045,331
Obayashi Corp.	204,000	811,259
Okuma Holdings, Inc.	68,000	376,745
Omron Corp.	16,000	364,387
Ono Pharmaceutical Company, Ltd.	10,600	461,567
Oriental Land Company, Ltd.	5,000	466,281
ORIX Corp.	48,400	3,706,961
Osaka Gas Company, Ltd.	530,880	1,915,127
Pacific Metals Company, Ltd.	161,000	1,317,355
Pioneer Corp. (I)	315,900	1,101,429
Point, Inc.	13,370	608,004
Resona Holdings, Inc. (L)	234,200	2,104,305
Ricoh Company, Ltd.	111,000	1,570,002
Round One Corp. (L)	100,600	368,003
Ryohin Keikaku Company, Ltd. (L)	19,700	661,428
Sankyo Company, Ltd.	33,000	1,749,506
Secom Company, Ltd.	26,100	1,178,735
SEGA SAMMMY HOLDINGS, Inc.	68,800	1,049,551
Seven & I Holdings Company, Ltd.	145,900	3,424,510
Shimamura Company, Ltd.	7,700	715,543
Showa Shell Sekiyu KK	108,300	827,726
Softbank Corp.	33,300	1,091,238
Sojitz Holdings Corp.	862,100	1,552,158
Sumitomo Corp.	213,400	2,757,407
Sumitomo Heavy Industries, Ltd.	121,000	625,235

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Taisei Corp.	392,000	$808,501
Taisho Pharmaceuticals Company, Ltd.	30,210	611,257
Taiyo Yuden Company, Ltd.	64,000	770,721
Takeda Pharmaceutical Company, Ltd.	217,911	10,040,447
Takefuji Corp. (L)	62,930	3,022
The Sumitomo Trust &
Banking Company, Ltd.	396,268	1,988,315
Toho Zinc Company, Ltd.	129,000	520,791
Tokyo Gas Company, Ltd.	197,603	897,123
Tokyo Steel Manufacturing Company, Ltd.	99,800	1,180,108
Tokyo Tatemono Company, Ltd.	303,000	1,164,404
TonenGeneral Sekiyu KK	90,867	841,743
Tosoh Corp.	216,000	583,606
Toyo Engineering Corp.	113,000	370,353
Toyota Motor Corp.	145,200	5,204,333
Toyota Tsusho Corp.	93,300	1,378,415
Unicharm Corp.	22,100	890,523
UNY Company, Ltd.	120,000	951,986
USS Company, Ltd.	11,090	828,898
Yahoo! Japan Corp.	1,206	417,179
Yamada Denki Company, Ltd.	23,960	1,486,915
Yamaha Motor Company, Ltd. (I)	61,100	916,378
Zeon Corp.	153,000	1,271,029

		186,513,978
Luxembourg - 0.06%
Tenaris SA	24,087	462,578
Netherlands - 3.52%
ASML Holding NV	39,119	1,172,954
CSM	35,973	1,057,547
Heineken NV	64,618	3,358,905
ING Groep NV (I)	931,990	9,625,276
Koninklijke Ahold NV	45,782	617,410
Koninklijke BAM Groep NV (L)	190,394	1,235,422
Koninklijke Boskalis Westinster NV (L)	27,462	1,153,335
Koninklijke DSM NV	34,455	1,767,741
Koninklijke Philips Electronics NV	186,677	5,884,464
Koninklijke Vopak NV	10,130	484,051
Reed Elsevier NV	46,120	582,481
TomTom NV (I)(L)	42,890	298,173
Unilever NV	37,087	1,111,180
Wereldhave NV	6,398	621,271

		28,970,210
New Zealand - 0.35%
Fletcher Building, Ltd.	198,282	1,171,525
Telecom Corp. of New Zealand, Ltd.	1,122,347	1,674,983

		2,846,508
Norway - 0.26%
Aker Solutions ASA	48,278	700,564
DnB NOR ASA	103,570	1,412,048

		2,112,612
Portugal - 0.04%
Portugal Telecom SGPS SA	25,838	344,227
Singapore - 2.55%
CapitaCommercial Trust	1,071,000	1,206,358
Cosco Corp. Singapore, Ltd.	315,000	423,677
Ezra Holdings, Ltd. (I)	442,000	577,426
Genting Singapore PLC	1,072,000	1,519,570
Golden Agri-Resources, Ltd.	5,431,000	2,351,820
Neptune Orient Lines, Ltd. (I)	792,146	1,192,916
Oversea-Chinese Banking Corp., Ltd.	227,000	1,526,461
SembCorp Marine, Ltd.	619,426	1,854,764

175

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Exchange, Ltd.	311,000	$2,136,869
Singapore Press Holdings, Ltd.	521,000	1,685,344
Singapore Telecommunications, Ltd.	1,290,210	3,078,781
Suntec Real Estate Investment Trust	865,000	993,948
Swiber Holdings, Ltd. (I)	568,000	441,654
United Overseas Bank, Ltd.	86,000	1,197,180
Venture Corp., Ltd.	104,000	777,298

		20,964,066
Spain - 1.50%
Banco Bilbao Vizcaya Argentaria SA	213,267	2,888,189
Banco Popular Espanol SA	129,687	821,030
Banco Santander SA	184,078	2,332,215
Inditex SA	29,400	2,333,759
Repsol YPF SA	155,561	4,015,102

		12,390,295
Sweden - 4.12%
Alfa Laval AB	57,842	1,015,056
Assa Abloy AB, Series B	39,467	996,881
Atlas Copco AB, Series A	140,157	2,710,569
Boliden AB	149,329	2,267,210
Electrolux AB	33,341	821,736
Ericsson (LM), Series B	62,138	682,609
Hennes & Mauritz AB, B Shares	193,961	7,022,673
Modern Times Group AB, B Shares	25,624	1,909,791
NCC AB	41,736	855,675
Nordea Bank AB	100,697	1,050,541
Sandvik AB	148,774	2,283,728
Skandinaviska Enskilda Banken AB, Series A	155,249	1,153,191
SKF AB, B Shares	36,557	841,648
Svenska Handelsbanken AB, Series A	71,601	2,349,678
Swedbank AB, Class A (I)	269,770	3,745,911
Swedish Match AB	25,855	689,925
Trelleborg AB, Series B	157,497	1,453,261
Volvo AB, Series B (I)	143,049	2,102,877

		33,952,960
Switzerland - 6.72%
Clariant AG (I)	87,426	1,282,390
Compagnie Financiere Richemont SA	102,244	4,921,029
Nestle SA	267,763	14,270,751
Novartis AG	350,082	20,173,096
Roche Holdings AG	58,519	7,990,199
Swisscom AG	2,113	853,023
Synthes AG	22,458	2,595,446
The Swatch Group AG	8,666	3,266,338

		55,352,272
United Kingdom - 20.72%
3i Group PLC	281,571	1,269,715
Acergy SA	48,233	891,071
Aggreko PLC	43,058	1,063,298
Amlin PLC	101,488	640,667
Anglo American PLC	80,063	3,185,963
ARM Holdings PLC	321,131	2,001,771
Associated British Foods PLC	44,870	739,780
AstraZeneca PLC	392,167	19,910,514
Barclays PLC	933,096	4,381,603
BG Group PLC	266,726	4,690,017
BHP Billiton PLC	105,308	3,362,465
BP PLC	285,224	1,949,911
British American Tobacco PLC	51,822	1,936,150
BT Group PLC	1,134,257	2,496,173
Burberry Group PLC	164,730	2,693,257
Capita Group PLC	142,461	1,760,640

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Centrica PLC	321,505	$1,634,631
Cobham PLC	325,736	1,183,509
Compass Group PLC	226,172	1,885,993
Cookson Group PLC (I)	113,029	972,033
Diageo PLC	207,912	3,582,729
Drax Group PLC	187,802	1,132,254
DSG International PLC (I)	1,480,728	599,202
Eurasian Natural Resources Corp.	57,469	831,312
FirstGroup PLC	71,285	406,571
GlaxoSmithKline PLC	1,297,160	25,591,089
Home Retail Group PLC	416,602	1,349,258
HSBC Holdings PLC	182,262	1,845,775
IMI PLC	56,030	676,754
Imperial Tobacco Group PLC	24,896	742,961
Kazakhmys PLC	90,606	2,072,897
Ladbrokes PLC	34,951	73,723
Lloyds Banking Group PLC (I)	2,057,695	2,401,496
National Express Group PLC (I)	58,059	221,294
Next PLC	78,963	2,750,820
Old Mutual PLC	242,121	528,405
Pearson PLC	70,531	1,092,514
Petrofac, Ltd.	17,392	375,436
Reckitt Benckiser Group PLC	72,508	3,991,520
Reed Elsevier PLC	104,884	887,797
Rentokil Initial PLC (I)	55,348	89,666
Rio Tinto PLC	161,163	9,463,351
Royal Dutch Shell PLC	462,047	13,916,027
Royal Dutch Shell PLC, B Shares	218,657	6,383,180
SABMiller PLC	82,954	2,654,095
Sage Group PLC	220,783	959,272
Scottish & Southern Energy PLC	77,827	1,367,457
Smith & Nephew PLC	142,986	1,304,524
Standard Chartered PLC	141,741	4,072,979
Taylor Woodrow PLC (I)	1,223,782	546,642
Tesco PLC	206,961	1,379,180
The Weir Group PLC	14,196	318,112
Travis Perkins PLC (I)	103,809	1,378,026
Unilever PLC	27,452	795,405
United Utilities Group PLC	54,538	491,182
Vedanta Resources PLC	17,869	609,127
Vodafone Group PLC	3,906,389	9,670,132
William Hill PLC	298,372	778,532
Wolseley PLC (I)	101,035	2,543,594
WPP PLC	64,997	719,786
Xstrata PLC	60,776	1,167,074
Yell Group PLC (I)(L)	958,761	222,375

		170,632,686

TOTAL COMMON STOCKS (Cost $819,221,298)		$796,170,290

PREFERRED STOCKS - 0.71%
Germany - 0.71%
Fresenius SE	6,843	552,596
Henkel AG & Company KGaA	36,651	1,971,371
Porsche Automobil Holding SE	29,039	1,440,602
ProSiebenSat.1 Media AG	39,051	930,032
Volkswagen AG	8,070	975,553

		5,870,154

TOTAL PREFERRED STOCKS (Cost $4,793,381)		$5,870,154

Rights - 0.02%
National Bank of Greece SA (Expiration
Date: 10/11/2010, Strike
Price: EUR 5.20) (I)	103,430	50,760

176

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

Rights (continued)
National Bank of Greece SA (Expiration Date:
10/11/2010, Strike Price: EUR 5.20) (I)	103,430	$93,061

TOTAL RIGHTS (Cost $0)		$143,821

SHORT-TERM INVESTMENTS - 2.54%
Securities Lending Collateral - 2.54%
John Hancock Collateral Investment
Trust, 0.2942%	$2,092,536	20,943,778

TOTAL SHORT-TERM INVESTMENTS (Cost $20,945,314)		$20,943,778

Total Investments (International Core Trust)
(Cost $844,959,993) - 99.94%		$823,128,043
Other assets and liabilities, net - 0.06%		523,140

TOTAL NET ASSETS - 100.00%		$823,651,183

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.54%
Australia - 5.71%
AGL Energy, Ltd.	9,035	$141,211
Alumina, Ltd.	73,759	129,045
AMP, Ltd.	48,626	240,177
Aristocrat Leisure, Ltd.	8,175	27,894
Asciano Group (I)	48,810	77,846
Australia & New Zealand Banking Group, Ltd.	55,561	1,271,728
Australian Stock Exchange, Ltd.	4,777	150,387
AXA Asia Pacific Holdings, Ltd.	23,432	116,414
Bendigo and Adelaide Bank, Ltd.	6,803	60,167
BHP Billiton, Ltd.	74,298	2,832,742
Billabong International, Ltd.	4,247	32,718
BlueScope Steel, Ltd.	42,195	89,385
Boral, Ltd.	13,648	60,816
Brambles, Ltd.	31,098	188,953
Caltex Australia, Ltd.	2,853	33,124
CFS Gandel Retail Trust	55,881	102,354
Coca-Cola Amatil, Ltd.	11,482	133,040
Cochlear, Ltd.	1,118	75,971
Commonwealth Bank of Australia	33,872	1,675,322
Computershare, Ltd.	8,579	81,360
Crown, Ltd.	9,470	76,798
CSL, Ltd.	12,077	385,801
CSR, Ltd.	29,779	51,880
Dexus Property Group	146,683	121,223
Duluxgroup, Ltd. (I)	7,730	20,397
Energy Resources of Australia, Ltd.	1,060	13,627
Fortescue Metals Group, Ltd. (I)	34,077	171,984
Foster’s Group, Ltd.	40,218	237,690
General Property Trust, Ltd.	34,392	97,848
Goodman Fielder, Ltd.	30,962	39,088
Goodman Group	109,709	68,398
Harvey Norman Holding, Ltd.	8,189	29,841
Incitec Pivot, Ltd.	37,552	130,310
James Hardie Industries, Ltd. (I)	7,997	43,288
John Fairfax Holdings, Ltd. (L)	67,003	94,880
Leighton Holdings, Ltd. (L)	2,698	86,216
Lend Lease Corp.	10,751	79,082
MacArthur Coal, Ltd.	2,858	32,404
Macquarie Airports, Ltd.	15,846	44,724
Macquarie Group, Ltd.	8,343	293,128
Macquarie Infrastructure Group	44,451	64,163

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Metcash, Ltd.	13,891	$58,634
Mirvac Group, Ltd.	56,704	72,896
National Australia Bank, Ltd.	47,240	1,157,073
Newcrest Mining, Ltd.	11,319	434,013
NRMA Insurance Group, Ltd.	44,162	156,164
OneSteel, Ltd.	38,274	108,397
Orica, Ltd.	7,730	192,097
Origin Energy, Ltd.	21,600	331,295
Oxiana, Ltd.	57,819	81,316
Paladin Resources, Ltd. (I)	21,720	75,371
Qantas Airways, Ltd. (I)	27,133	73,172
QBE Insurance Group, Ltd.	23,881	398,408
Rio Tinto, Ltd.	9,997	741,837
Santos, Ltd.	17,678	219,166
Sims Group, Ltd.	2,968	50,423
Sonic Healthcare, Ltd.	6,566	69,902
SP Ausnet	24,426	20,348
Stockland	57,779	214,455
Suncorp-Metway, Ltd.	31,662	275,436
TABCORP Holdings, Ltd.	11,954	80,881
Tattersall’s, Ltd.	24,629	56,895
Telstra Corp., Ltd.	93,559	236,932
Toll Holdings, Ltd.	19,587	124,955
Transurban Group, Ltd.	30,968	148,900
Wesfarmers, Ltd.	22,732	722,670
Wesfarmers, Ltd., PPS	2,902	92,926
Westfield Group	47,784	566,253
Westpac Banking Corp.	67,291	1,511,438
Woodside Petroleum, Ltd.	11,653	494,248
Woolworths, Ltd.	27,109	756,242
WorleyParsons, Ltd.	2,956	63,574

		19,289,741
Austria - 0.27%
Amcor, Ltd.	27,305	171,817
Erste Group Bank AG	5,291	212,190
Immoeast AG (I)	6,755	0
Immofinanz AG (I)	10,132	37,835
Oesterreichische Elektrizitaets
AG, Class A (L)	1,380	49,511
OMV AG	2,190	82,088
Raiffeisen International Bank Holding AG	1,623	75,538
Telekom Austria AG	7,482	112,473
Voestalpine AG	3,300	121,778
Wiener Staedtische Allgemeine
Versicherung AG	1,013	54,482

		917,712
Belgium - 0.67%
Ageas	57,864	165,810
Ageas, VVPR (I)	16,796	23
Anheuser-Busch InBev NV	15,929	935,828
Anheuser-Busch InBev NV, VVPR (I)	6,160	25
Belgacom SA	4,266	166,532
Colruyt SA	358	94,625
Compagnie Nationale A Portefeuille, ADR	708	36,938
Delhaize Group SA	1,944	140,945
Dexia SA (I)(L)	8,130	35,761
Groupe Bruxelles Lambert SA	1,576	131,213
KBC Bancassurance Holding NV (I)	4,197	188,715
Mobistar SA	683	41,860
Solvay SA	1,341	143,190
UCB SA	2,353	81,617
Umicore	2,192	94,819

		2,257,901

177

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Bermuda - 0.06%
Seadrill, Ltd.	7,387	$214,163
Brazil - 1.64%
All America Latina Logistica SA	8,400	84,943
B2W Companhia Global Do Varejo	1,891	34,981
Banco do Brasil SA	12,102	229,809
Banco Santander Brasil SA	11,780	158,738
BM&F BOVESPA SA	30,300	253,395
BR Malls Participacoes SA	8,056	67,324
Brasil Telecom SA (I)	584	5,177
Brasil Telecom SA - New York Exchange (I)	494	9,806
Brookfield Incorporacoes SA	7,830	42,065
Centrais Eletricas Brasileiras SA	3,600	45,872
Cia de Concessoes Rodoviarias, ADR	2,900	74,814
Cia de Saneamento Basico do Estado de
Sao Paulo	2,558	57,298
Cielo SA	15,488	134,833
Companhia Siderurgica Nacional SA	16,000	277,352
Companhia Siderurgica Nacional SA, SADR	200	3,534
Companhia Vale do Rio Doce	28,300	874,758
Cosan SA Industria e Comercio	2,887	42,896
CPFL Energia SA	2,200	50,319
Cyrela Brazil Realty SA	6,000	84,929
Duratex SA	4,152	45,029
EDP - Energias do Brasil SA	1,600	34,610
Empresa Brasileira de Aeronautica SA	12,500	87,249
Gafisa SA	8,032	61,949
Hypermarcas SA (I)	5,544	86,142
JBS SA	9,071	39,190
LLX Logistica SA (I)	4,824	26,401
Localiza Rent A Car SA	1,961	32,973
Lojas Renner SA	3,300	113,101
Marfrig Frigorificos e Comercio de
Alimentos SA	4,561	46,473
MMX Mineracao e Metalicos SA (I)	3,720	28,208
MRV Engenharia e Participacoes SA	7,455	70,761
Multiplan Empreendimentos Imobiliarios SA	1,514	32,123
Natura Cosmeticos SA	3,400	91,430
OGX Petroleo e Gas Participacoes SA (I)	28,200	367,500
PDG Realty SA Empreendimentos
e Participacoes	10,457	124,532
Perdigao SA	13,756	209,348
Petroleo Brasileiro SA	54,015	970,482
Porto Seguro SA	2,616	33,550
Redecard SA	8,535	132,414
Rossi Residencial SA	2,703	25,880
Souza Cruz SA	1,600	79,962
Tam SA (I)	91	1,979
Tele Norte Leste Participacoes SA	700	13,011
Tele Norte Leste Participacoes SA, ADR	1,336	18,811
Tractebel Energia SA	2,800	41,901
Ultrapar Participacoes SA	1,500	90,248
Usinas Siderurgicas de Minas Gerais SA	3,000	45,691
Votorantim Celulose e Papel SA (I)	2,814	48,663

		5,532,454
Canada - 7.43%
Agnico-Eagle Mines, Ltd.	3,487	247,909
Agrium, Inc.	3,839	288,046
Alimentation Couche Tard, Inc.	3,100	69,327
ARC Energy Trust	2,700	53,927
Athabasca Oil Sands Corp. (I)	4,200	42,249
Bank of Montreal	12,191	704,753
Bank of Nova Scotia	23,152	1,235,793
Barrick Gold Corp.	22,110	1,021,800
BCE, Inc.	5,238	170,442

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Bombardier, Inc.	36,262	$177,979
Bonavista Energy Trust	1,500	34,828
Brookfield Asset Management, Inc.	12,448	351,578
Brookfield Properties Corp.	8,790	137,288
CAE, Inc.	5,584	57,636
Cameco Corp.	8,634	239,997
Canadian Imperial Bank of Commerce (L)	8,570	621,781
Canadian National Railway Company	10,502	671,622
Canadian Natural Resources, Ltd.	23,816	823,804
Canadian Oil Sands Trust	4,900	121,250
Canadian Pacific Railway, Ltd.	4,126	252,075
Canadian Tire Corp., Ltd.	1,446	80,529
Canadian Utilities, Ltd.	1,300	62,997
Cenovus Energy, Inc.	17,636	507,191
CGI Group, Inc. (I)	4,924	74,130
CI Financial Corp.	2,467	49,752
Crescent Point Energy Corp.	4,900	180,541
Eldorado Gold Corp.	11,900	219,981
Empire Company, Ltd.	300	16,054
Enbridge, Inc.	8,124	425,505
EnCana Corp.	16,236	490,599
Enerplus Resources Fund	3,600	92,720
Ensign Energy Services, Inc.	1,600	19,640
Fairfax Financial Holdings, Ltd.	441	179,589
Finning International, Inc.	3,662	85,135
First Quantum Minerals, Ltd.	2,200	167,315
Fortis, Inc.	3,000	93,129
Franco-Nevada Corp.	2,200	69,214
George Weston, Ltd.	1,064	81,643
Gildan Activewear, Inc. (I)	2,800	78,756
Goldcorp, Inc.	16,028	696,328
Great-West Lifeco, Inc.	5,824	144,114
Husky Energy, Inc.	5,748	139,775
IAMGOLD Corp.	7,200	127,499
IGM Financial, Inc.	2,704	109,852
Imperial Oil, Ltd.	6,427	243,550
Industrial Alliance Insurance and Financial
Services, Inc.	2,700	82,924
Inmet Mining Corp.	700	38,997
Intact Financial Corp.	2,400	106,389
Ivanhoe Mines, Ltd. (I)	5,500	129,041
Jazz Air Income Fund	350	1,585
Kinross Gold Corp.	24,960	468,197
Loblaw Companies, Ltd.	2,763	109,483
Magna International, Inc.	2,257	185,206
Manulife Financial Corp. (C)	40,476	510,622
Metro, Inc.	2,700	117,143
National Bank of Canada	3,532	222,891
Nexen, Inc.	13,036	262,266
Niko Resources, Ltd.	1,200	118,099
Onex Corp.	3,268	91,824
Open Text Corp. (I)	1,300	61,342
Pacific Rubiales Energy Corp. (I)	5,600	157,457
Pan American Silver Corp.	2,000	58,956
Penn West Energy Trust	9,297	186,320
PetroBakken Energy, Ltd., Class A	1,400	31,391
Petrobank Energy & Resources, Ltd. (I)	2,100	85,396
Potash Corp. of Saskatchewan, Inc.	6,489	930,180
Power Corp. of Canada	7,583	197,516
Power Financial Corp.	5,478	154,932
Progress Energy Resources Corp.	1,900	21,550
Provident Energy Trust	5,900	41,860
Research In Motion, Ltd. (I)	11,000	535,621
RioCan Real Estate Investment Trust	2,400	53,463
Ritchie Bros. Auctioneers, Inc.	1,300	26,887

178

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Rogers Communications, Inc., Class B	9,858	$368,968
Royal Bank of Canada	31,424	1,636,711
Saputo, Inc.	3,700	126,294
Shaw Communications, Inc., Class B	7,198	158,525
Sherritt International Corp. (L)	6,500	50,603
Shoppers Drug Mart Corp.	4,644	180,497
Silver Wheaton Corp. (I)	7,900	210,380
SNC-Lavalin Group, Inc.	3,387	173,152
Sun Life Financial, Inc. (Toronto Exchange)	12,048	315,222
Suncor Energy, Inc.	35,114	1,143,278
Talisman Energy, Inc.	22,474	393,169
Teck Resources, Ltd.	11,547	474,943
TELUS Corp.	2,956	125,290
Telus Corp.	1,305	57,989
The Toronto-Dominion Bank	19,050	1,378,436
Thomson Corp.	8,866	333,304
Tim Hortons, Inc.	4,800	174,851
TMX Group, Inc.	1,376	42,300
Trans-Canada Corp. (L)	15,250	565,743
TransAlta Corp.	5,479	116,939
Valeant Pharmaceuticals International, Inc.	3,150	79,447
Vermilion Energy, Inc.	800	30,028
Viterra, Inc. (I)	5,800	50,621
Yamana Gold, Inc.	15,306	174,496
Yellow Pages Income Fund	2,800	15,076

		25,123,422
Cayman Islands - 0.08%
China Dongxiang Group Company	77,000	44,377
Longfor Properties	23,100	26,052
Sands China, Ltd. (I)	37,200	66,840
Wynn Macau, Ltd. (I)	34,972	60,444
Xinao Gas Holdings, Ltd.	20,000	56,694

		254,407
Chile - 0.37%
Banco Santander Chile SA, ADR	2,180	210,479
Cia Cervecerias Unidas SA, ADR	1,245	69,284
Embotelladora Andina SA, ADR, Series A	959	22,968
Embotelladora Andina SA, ADR, Series B (L)	3,600	103,140
Empresa Nacional de Electricidad SA, ADR	4,420	238,813
Enersis SA, SADR	11,983	281,720
Lan Airlines SA, SADR (L)	4,785	140,870
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares	2,625	126,630
Vina Concha Y Toro SA, ADR	1,297	62,152

		1,256,056
China - 2.79%
Agile Property Holdings, Ltd.	37,800	42,764
Air China, Ltd. (I)	62,000	85,989
Aluminum Corp. of China, Ltd. (I)	104,000	98,843
Angang Steel Company, Ltd., Class H	23,960	38,293
Anhui Conch Cement Company, Ltd.	20,000	90,773
Anta Sports Products, Ltd.	17,000	39,538
Bank of China, Ltd., Class H	1,277,343	672,009
Bank of Communications
Company, Ltd., Class H	165,255	178,917
BBMG Corp.	22,000	31,137
Beijing Capital International Airport
Company, Ltd., Class H	60,000	31,552
Beijing Datang Power Generation
Company, Ltd., Class H	78,000	32,505
BYD Company, Ltd., Class H	13,400	107,031
China BlueChemical, Ltd.	54,000	38,911
China Citic Bank Corp, Ltd.	132,000	84,900

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
China Coal Energy Company, Series H	88,000	$144,911
China Communications
Construction Company, Ltd.	109,535	104,033
China Communications Services
Corp., Ltd., Class H	36,000	21,315
China Construction Bank Corp.	1,007,800	881,304
China COSCO Holdings Company, Ltd. (I)	64,835	73,155
China International
Marine Containers Co., Ltd.	5,200	8,877
China Life Insurance Company, Ltd.	167,000	660,903
China Longyuan Power Group Corp. (I)	45,000	44,661
China Merchants Bank Company, Ltd.	86,535	222,325
China Minsheng Banking Corp. Ltd.	101,400	90,833
China National Building
Material Company, Ltd.	34,000	79,150
China Oilfield Services, Ltd.	32,000	50,073
China Pacific Insurance Group Company, Ltd.	17,300	64,651
China Petroleum & Chemical Corp.	354,000	312,294
China Railway Construction Corp.	41,500	55,733
China Railway Group, Ltd.	104,000	81,368
China Shenhua Energy Company, Ltd.	77,500	319,609
China Shineway Pharmaceutical Group, Ltd.	8,400	29,666
China Shipping Container Lines
Company, Ltd. (I)	72,650	26,738
China Shipping Development Company, Ltd.	30,000	41,174
China South Locomotive and Rolling
Stock Corp.	43,000	40,847
China Telecom Corp., Ltd.	304,000	166,862
China Unicom, Ltd.	130,550	189,973
China Vanke Co., Ltd.	23,800	30,110
China Yurun Food Group, Ltd.	28,600	106,487
China Zhongwang Holdings, Ltd.	32,400	19,956
Country Garden Holdings Company	81,973	26,625
Dongfang Electrical Machinery Company, Ltd.	8,000	37,739
Dongfeng Motor Group Company, Ltd.	72,000	147,560
Foxconn International Holdings, Ltd. (I)	26,000	19,053
Golden Eagle Retail Group, Ltd.	21,000	59,313
Greentown China Holdings, Ltd.	19,000	20,637
Guangdong Investment, Ltd.	52,000	27,345
Guangzhou Automobile Group
Company, Ltd. (I)	57,831	99,729
Guangzhou R&F Properties
Company, Ltd., Class H	24,800	34,729
Hidili Industry International Development, Ltd.	24,000	23,567
Huaneng Power International, Inc., Class H	88,000	54,670
Industrial & Commercial Bank of China, Ltd.	1,074,600	798,933
Inner Mongolia Yitai Coal Co.	12,400	70,527
Jiangsu Expressway, Ltd.	32,000	33,531
Jiangxi Copper Company, Ltd., Class H	30,000	75,707
Lenovo Group, Ltd.	126,000	77,987
Maanshan Iron & Steel Company, Ltd.	48,000	29,986
Metallurgical Corp of China Ltd (I)	53,000	27,467
PetroChina Company, Ltd., Class H	472,000	549,973
PICC Property & Casualty
Company, Ltd., Class H (I)	54,000	73,167
Ping An Insurance Group Company
of China, Ltd.	31,000	317,038
Semiconductor Manufacturing
International Corp. (I)	387,000	27,650
Shanghai Electric Group Company, Ltd.	90,000	49,781
Shanghai Lujiazui Finance & Trade
Zone Development Co., Ltd.	4,200	6,671
Shimao Property Holdings, Ltd., GDR	33,500	55,701
Shui On Land, Ltd.	72,028	35,398

179

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	52,000	$21,480
Sinopharm Group Company	12,000	49,435
Tencent Holdings, Ltd.	22,000	478,409
Tingyi (Cayman Islands) Holding Corp.	44,000	121,365
Tsingtao Brewery Company, Ltd., Series H	8,000	45,729
Want Want China Holdings, Ltd.	61,000	56,687
Weichai Power Compnay, Ltd.	5,000	53,169
Wumart Stores, Inc.	14,000	33,456
Yantai Changyu Pioneer Wine Co.	3,400	43,378
Yanzhou Coal Mining Company, Ltd., Class H	50,000	121,948
Zhejiang Expressway Company, Ltd., Class H	36,000	33,987
Zijin Mining Group, Ltd.	107,902	91,547
ZTE Corp., Class H	12,184	48,226

		9,419,470
Colombia - 0.22%
BanColombia SA	11,325	743,260
Czech Republic - 0.10%
CEZ AS	3,992	178,920
Komercni Banka AS	409	89,269
Telefonica O2 Czech Republic AS	3,005	64,311

		332,500
Denmark - 0.69%
A P Moller Maersk A/S	13	105,081
A P Moller Maersk A/S, Series A	28	232,710
Carlsberg A/S	2,052	213,819
Coloplast A/S	542	64,653
Danske Bank A/S (I)	9,898	238,617
DSV A/S, ADR	3,980	81,070
Novo Nordisk A/S	9,540	944,260
Novozymes A/S, B Shares	1,314	167,106
TrygVesta A/S	702	42,157
Vestas Wind Systems A/S (I)	5,044	189,870
William Demant Holdings A/S (I)	582	42,828

		2,322,171
Egypt - 0.09%
Commercial International Bank	12,754	95,189
Egypt Kuwait Holding Company	11,363	18,514
Egyptian Company for Mobile Services	336	10,673
Egyptian Financial Group-Hermes Holding	3,297	16,788
EL EZZ Steel Company (I)	7,169	24,287
ElSwedy Cables Holding Co. (I)	1,339	16,648
Orascom Construction Industries	1,338	58,694
Orascom Telecom Holding SAE (I)	35,950	31,726
Talaat Moustafa Group (I)	15,104	18,801
Telecom Egypt	3,596	11,049

		302,369
Finland - 0.79%
Elisa OYJ, Class A (I)	3,307	75,851
Fortum OYJ	9,708	254,287
Kesko OYJ	2,569	120,521
Kone OYJ	3,476	179,743
Metra OYJ	1,969	128,587
Metso OYJ	2,927	134,469
Neste Oil OYJ (L)	5,377	84,046
Nokia AB OYJ	87,144	876,302
Nokian Renkaat OYJ	1,470	50,559
Orion OYJ, Series B	1,114	22,254
Outokumpu OYJ	4,187	83,360
Pohjola Bank PLC	1,284	15,605
Rautaruukki OYJ	3,081	63,727
Sampo OYJ	8,903	240,651

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Sanoma OYJ	700	$14,808
Stora Enso OYJ, Series R	13,947	138,298
UPM-Kymmene OYJ	9,899	169,878

		2,652,946
France - 6.44%
Accor SA	3,247	118,529
Aeroports de Paris	392	32,002
Air France KLM (I)	2,181	33,437
Air Liquide SA	6,242	763,712
Alcatel-Lucent (I)	62,517	211,217
Alstom SA	5,115	261,701
Atos Origin SA (I)	897	40,667
AXA SA	39,595	695,245
BioMerieux SA	136	14,100
BNP Paribas	20,636	1,474,674
Bouygues SA	5,744	246,748
Bureau Veritas SA	619	43,259
Cap Gemini SA	2,507	125,988
Carrefour SA	13,957	751,691
Casino Guichard Perrachon SA	765	70,164
Christian Dior SA	1,103	144,421
Cie de Saint-Gobain SA	8,512	379,520
Cie Generale de Geophysique-Veritas (I)	2,600	57,304
CNP Assurances SA	2,692	50,026
Compagnie Generale des Etablissements
Michelin, Class B (L)	3,093	236,043
Credit Agricole SA	23,444	368,317
Danone SA	12,858	770,016
Dassault Systemes SA	1,174	86,498
Edenred (I)	3,247	64,324
Eiffage SA	533	25,415
Electricite de France	5,805	250,562
Eramet	83	24,607
Essilor International SA	5,106	351,480
Eurazeo	416	27,933
European Aeronautic Defence &
Space Company (I)	8,462	211,613
Eutelsat Communications	1,283	49,000
Fonciere Des Regions	477	50,848
France Telecom SA	40,674	880,101
GDF Suez	27,497	987,433
Gecina SA	200	23,743
Groupe Eurotunnel SA	9,550	81,262
Hermes International SA	1,183	270,628
ICADE	399	41,948
Iliad SA	328	34,225
Imerys SA	374	22,467
Ipsen SA	236	7,830
JC Decaux SA (I)	1,379	36,426
Klepierre SA	1,807	69,858
L’Oreal SA	5,245	590,983
Lafarge SA	4,857	278,748
Lagardere S.C.A	1,664	65,086
Legrand SA, ADR	1,341	45,379
LVMH Moet Hennessy Louis Vuitton SA	5,384	791,368
M6-Metropole Television	612	14,412
Natixis (I)	15,361	88,147
Neopost SA	404	30,077
PagesJaunes Groupe SA	1,206	12,634
Pernod-Ricard SA	4,263	356,643
Peugeot SA (I)	2,679	90,405
PPR	1,585	256,514
Publicis Groupe SA	2,723	129,506
Renault SA (I)	4,804	248,129

180

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Safran SA	2,595	$73,115
Sanofi-Aventis SA	22,989	1,534,091
Schneider Electric SA	5,322	676,207
SCOR SE	3,147	75,245
Societe BIC SA	290	23,289
Societe Generale	13,563	785,231
Societe Television Francaise	1,243	19,366
Sodexho Alliance	2,153	139,986
STMicroelectronics NV	11,860	91,037
Suez Environnement SA	6,112	113,115
Technip SA	2,024	163,307
Thales SA	1,246	45,566
Total SA	46,772	2,412,470
Unibail-Rodamco SE	1,963	436,480
Vallourec SA	2,566	255,340
Veolia Environnement SA	9,050	238,520
Vinci SA	9,322	468,314
Vivendi SA	26,840	735,803

		21,771,495
Germany - 4.85%
Adidas AG	4,557	282,445
Allianz SE	10,058	1,135,461
BASF SE	20,370	1,286,967
Bayer AG	18,355	1,281,728
Bayerische Motoren Werke (BMW) AG	7,140	501,595
Beiersdorf AG	1,584	97,227
Celesio AG	1,628	35,479
Commerzbank AG (I)(L)	12,288	101,693
Continental AG (I)	1,124	87,389
Daimler AG (I)	19,967	1,266,812
Deutsche Bank AG	13,029	712,074
Deutsche Boerse AG	4,608	307,733
Deutsche Lufthansa AG (I)	4,195	77,237
Deutsche Post AG	18,118	329,016
Deutsche Postbank AG (I)	1,650	56,175
Deutsche Telekom AG	62,090	847,842
E.ON AG	39,703	1,168,597
Fraport AG, ADR	459	27,934
Fresenius AG	371	29,698
Fresenius Medical Care AG	4,127	255,004
GEA Group AG	2,970	74,311
Hannover Rueckversicherung AG	1,132	52,071
HeidelbergCement AG	3,114	150,306
Henkel AG & Company, KGaA	2,630	119,102
Hochtief AG	800	69,410
Infineon Technologies AG (I)	24,273	168,609
K&S AG	2,934	175,704
Linde AG	3,669	478,596
MAN AG	2,228	243,032
Merck KGAA	1,128	94,785
Metro AG	3,015	196,441
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe) (L)	4,256	589,794
Puma AG	101	33,330
Qiagen AG (I)	5,288	94,599
RWE AG	9,166	618,288
Salzgitter AG	698	45,303
SAP AG	18,846	933,555
Siemens AG	17,956	1,899,131
Suedzucker AG	1,402	31,365
ThyssenKrupp AG	6,945	226,822
TUI AG (I)	2,987	36,537
United Internet AG	1,822	29,463
Volkswagen AG (L)	717	79,138

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Wacker Chemie AG	304	$56,188

		16,383,986
Greece - 0.18%
Alpha Bank A.E. (I)	9,557	59,701
Bank of Cyprus PCL	12,050	60,590
Coca-Cola Hellenic Bottling Company SA	4,700	123,779
EFG Eurobank Ergasias SA (I)	7,016	42,064
Hellenic Telecommunications Organization SA	6,840	49,116
National Bank of Greece SA (I)	14,954	145,525
OPAP SA	4,410	69,613
Piraeus Bank SA (I)	8,794	43,332
Public Power Corp. SA	1,780	27,716

		621,436
Hong Kong - 3.07%
Alibaba.com, Ltd. (I)	27,900	58,184
ASM Pacific Technology, Ltd.	2,086	18,592
Bank of East Asia, Ltd.	34,539	145,349
Beijing Enterprises Holdings, Ltd.	10,000	71,276
Belle International Holdings, Ltd.	95,882	192,790
BOC Hong Kong Holdings, Ltd.	78,500	248,393
Cathay Pacific Airways, Ltd.	14,000	37,893
Chaoda Modern Agriculture Holdings, Ltd.	66,120	54,630
Cheung Kong Holdings, Ltd.	31,151	471,835
Cheung Kong Infrastructure Holdings, Ltd.	9,000	35,705
China Agri-Industries Holdings, Ltd.	44,000	62,242
China Everbright, Ltd.	22,000	52,169
China High Speed Transmission Equipment
Group Company, Ltd.	25,000	54,163
China Mengniu Dairy Company, Ltd.	24,000	74,098
China Merchants Holdings
International Company, Ltd.	28,440	103,220
China Mobile, Ltd.	135,000	1,381,484
China Overseas Land & Investment, Ltd.	89,360	189,122
China Resource Power Holdings, Ltd.	36,200	78,105
China Resources Enterprises, Ltd.	26,000	118,128
China Resources Land, Ltd.	44,000	89,492
China Taiping Insurance Holdings
Company, Ltd. (I)	16,000	53,508
China Travel International Investment Hong
Kong, Ltd. (I)	88,000	20,720
Citic 1616 Holdings, Ltd.	1,050	379
Citic Pacific, Ltd.	24,000	54,524
CLP Holdings, Ltd.	44,111	351,920
CNOOC, Ltd.	399,984	777,602
CNPC Hong Kong, Ltd.	50,000	64,832
COSCO Pacific, Ltd.	25,754	39,270
Esprit Holdings, Ltd.	29,950	161,243
Fosun International	30,500	24,206
Franshion Properties China, Ltd.	74,000	21,712
Fushan International Energy Group, Ltd.	80,000	54,309
Geely Automobile Holdings Company, Ltd.	75,000	37,219
GOME Electrical Appliances
Holdings, Ltd. (I)	169,920	51,352
Hang Lung Group, Ltd.	11,000	71,810
Hang Lung Properties, Ltd.	46,000	223,452
Hang Seng Bank, Ltd.	16,400	241,178
Henderson Land Development Company, Ltd.	16,237	115,422
Hengan International Group Company, Ltd.	18,000	181,032
Hong Kong & China Gas Company, Ltd.	91,300	230,878
Hong Kong Electric Holdings, Ltd.	29,500	179,137
Hong Kong Exchanges & Clearing, Ltd.	24,570	483,053
Hopewell Holdings, Ltd.	6,638	21,500
Hopson Development Holdings, Ltd. (I)	16,000	17,853

181

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Huabao International Holdings, Ltd.	30,000	$47,064
Hutchison Whampoa, Ltd.	46,423	432,183
Hysan Development Company, Ltd.	13,254	47,235
Kerry Properties, Ltd.	10,000	53,943
Kingboard Chemical Holdings, Ltd.	16,228	82,136
Lee & Man Paper Manufacturing, Ltd.	36,000	31,750
Li & Fung, Ltd.	48,829	274,561
Li Ning Company, Ltd.	15,500	47,049
Lifestyle International Holdings, Ltd.	4,500	11,159
Mongolia Energy Company, Ltd. (I)	65,000	26,977
MTR Corp., Ltd.	32,874	124,391
New World Development Company, Ltd.	57,865	116,056
Nine Dragons Paper Holdings, Ltd.	44,000	76,451
Noble Group, Ltd.	61,970	89,083
NWS Holdings, Ltd.	9,321	18,257
Orient Overseas International, Ltd.	1,938	15,462
Parkson Retail Group, Ltd.	36,500	63,241
PCCW, Ltd.	87,000	31,575
Poly Hong Kong Investment, Ltd.	26,000	27,820
Renhe Commercial Holdings Compnay, Ltd.	160,000	29,902
Shandong Weigao Group Medical
Polymer Company, Ltd.	16,000	45,369
Shanghai Industrial Holdings, Ltd.	14,000	70,511
Shangri-La Asia, Ltd.	15,953	36,165
Sino Land Company, Ltd.	22,607	46,645
Sino-Forest Corp. (I)	4,600	76,629
Sino-Ocean Land Holdings, Ltd.	86,100	59,927
Sinofert Holdings, Ltd. (I)	54,000	31,140
Sinotruk Hong Kong, Ltd.	18,000	18,285
Skyworth Digital Holdings, Ltd.	38,750	26,915
Soho China, Ltd.	66,000	46,961
Sun Hung Kai Properties, Ltd.	30,550	522,921
Swire Pacific, Ltd.	20,000	274,830
Television Broadcasting Company, Ltd.	6,000	34,078
The Link	33,479	99,159
Wharf Holdings, Ltd.	29,000	186,146
Wheelock and Company, Ltd.	17,000	56,641
Wing Hang Bank, Ltd.	3,500	41,923
Yue Yuen Industrial Holdings, Ltd.	8,000	29,593

		10,365,114
Hungary - 0.12%
Gedeon Richter Rt.	298	69,056
Magyar Telekom Rt.	10,442	34,232
MOL Magyar Olaj & Gazipari Rt. (I)	1,197	125,595
OTP Bank Rt. (I)(L)	6,154	161,123

		390,006
India - 1.83%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	2,151	69,305
Grasim Industries, Ltd., ADR	481	23,767
ICICI Bank, Ltd., SADR	21,125	1,053,081
Infosys Technologies, Ltd., ADR	27,965	1,882,324
Larsen & Toubro, Ltd., ADR (S)	10,629	485,656
Ranbaxy Laboratories, Ltd., ADR (I)	2,771	34,998
Reliance Capital, Ltd. (S)	2,246	39,007
Reliance Communication, Ltd., ADR (S)	31,056	116,457
Reliance Energy, Ltd., ADR (S)	708	50,534
Reliance Industries, Ltd., ADR (S)	34,855	1,554,533
Reliance Natural Resources, Ltd., ADR (S)(I)	8,582	14,764
Satyam Computer Services, Ltd., ADR (I)(L)	7,380	28,708
State Bank of India, GDR	1,611	230,856
Tata Communications, Ltd., ADR (I)(L)	900	12,348
Tata Motors, Ltd., SADR (L)	10,789	275,227
Ultratech Cement, Ltd., GDR	137	6,479

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Wipro, Ltd., ADR (L)	20,054	$289,981

		6,168,025
Indonesia - 0.57%
Adaro Energy Tbk	129,500	29,446
Aneka Tambang Tbk PT	142,375	37,987
Astra Agro Lestari Tbk PT	4,842	11,254
Astra International Tbk PT	49,517	315,460
Bank Central Asia Tbk PT	305,726	230,521
Bank Danamon Indonesia Tbk PT	86,928	56,428
Bank Mandiri Tbk PT	189,622	153,368
Bank Rakyat Indonesia Tbk PT	139,999	156,610
Bumi Resources Tbk PT	451,220	107,751
Gudang Garam Tbk PT	13,000	75,020
Indocement Tunggal Prakarsa Tbk PT	27,013	55,808
Indofood Sukses Makmur Tbk PT	130,595	79,600
Indosat Tbk PT	23,500	14,514
International Nickel Indonesia Tbk PT	77,500	42,453
Perusahaan Gas Negara Tbk PT	279,515	120,823
PT Indo Tambangray	5,500	25,666
Semen Gresik Persero Tbk PT	12,360	13,732
Tambang Batubara Bukit Asam Tbk PT	21,000	45,851
Telekomunikasi Indonesia Tbk PT	173,500	179,147
Unilever Indonesia Tbk PT	43,000	81,389
United Tractors Tbk PT	40,120	91,985

		1,924,813
Ireland - 0.32%
Anglo Irish Bank Corp. PLC (I)	15,416	0
Bank of Ireland (I)	52,722	44,777
C&C Group PLC	222	975
CRH PLC	1,470	24,229
CRH PLC - London Exchange	15,186	249,859
Elan Corp. PLC (I)	1,399	7,990
Experian PLC	26,759	291,455
Kerry Group PLC - London Exchange	3,278	115,765
Ryanair Holdings PLC, SADR (I)	1,203	37,064
Shire PLC	14,362	323,404

		1,095,518
Israel - 0.54%
Alvarion, Ltd., ADR (I)	544	1,001
Bank Hapoalim, Ltd. (I)	25,834	118,268
Bank Leumi Le-Israel, Ltd. (I)	23,381	108,645
Bezek Israeli Telecommunications Corp., Ltd.	32,563	81,297
Cellcom Israel, Ltd.	797	24,255
Delek Group, Ltd.	32	8,921
Discount Investment Corp.	101	2,021
Elbit Systems, Ltd.	219	11,688
Israel Chemicals, Ltd.	12,706	179,533
Israel Corp., Ltd. (I)	23	22,017
Israel Discount Bank, Ltd. (I)	6,779	13,475
Makhteshim-Agam Industries, Ltd.	9,357	34,734
Mizrahi Tefahot Bank, Ltd.	3,560	32,996
Nice Systems, Ltd. (I)	1,795	55,377
Ormat Industries, Ltd.	1,960	16,215
Partner Communications Company, Ltd.	2,436	45,219
Teva Pharmaceutical Industries, Ltd.	20,468	1,084,820

		1,840,482
Italy - 1.93%
A2A SpA	13,168	20,205
Assicurazioni Generali SpA	26,282	530,206
Autogrill SpA (I)	1,731	21,705
Autostrade SpA	6,130	127,197
Banca Carige SpA	7,526	17,535

182

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banca Intesa SpA	17,851	$46,067
Banca Monte dei Paschi di Siena SpA (I)	68,923	95,675
Banca Popolare di Milano SpA	13,680	65,323
Banche Popolari Unite SpA	15,304	148,591
Banco Popolare Societa Cooperativa	11,220	67,040
Enel SpA	151,832	810,525
Eni SpA	57,334	1,237,815
Exor SpA	1,040	24,121
Fiat SpA	16,787	259,674
Finmeccanica SpA	11,319	134,552
Intesa Sanpaolo SpA	178,828	582,472
Luxottica Group SpA	3,733	102,311
Mediaset SpA	20,023	142,025
Mediobanca SpA (I)	13,518	125,919
Mediolanum SpA	2,659	11,812
Mondadori (Arnoldo) Editore SpA (I)	29	91
Parmalat SpA	30,411	78,121
Pirelli & Company SpA	3,714	30,250
Prysmian SpA	2,628	48,104
Saipem SpA	5,545	222,611
Snam Rete Gas SpA	31,977	162,078
Telecom Italia SpA	199,367	278,286
Telecom Italia SpA, RSP	163,242	184,312
Terna Rete Elettrica Nazionale SpA	22,829	97,078
UniCredit Italiano SpA	337,742	864,878

		6,536,579
Japan - 13.68%
Acom Company, Ltd.	273	4,140
Advantest Corp.	2,820	56,295
AEON Company, Ltd.	14,296	153,676
AEON Credit Service Company, Ltd.	2,023	21,822
Aeon Mall Company, Ltd.	1,300	31,664
Air Water, Inc.	2,000	23,808
Aisin Seiki Company, Ltd.	4,421	137,920
Ajinomoto Company, Inc.	14,695	143,949
Alfresa Holdings Corp.	600	25,589
All Nippon Airways Company, Ltd. (I)	8,285	30,668
Amada Company, Ltd.	4,171	28,653
Aozora Bank, Ltd.	10,000	14,755
Asahi Breweries, Ltd.	8,699	174,326
Asahi Glass Company, Ltd.	25,809	263,843
Asahi Kasei Corp.	28,037	154,851
Astellas Pharma, Inc.	10,805	390,875
Bank of Kyoto, Ltd.	6,000	48,731
Bank of Yokohama, Ltd.	27,684	129,574
Benesse Holdings, Inc.	1,046	50,394
Bridgestone Corp.	16,247	296,670
Brother Industries, Ltd.	4,300	53,236
Canon, Inc.	23,626	1,104,775
Casio Computer Company, Ltd.	2,767	20,563
Central Japan Railway Company, Ltd.	32	235,366
Chiba Bank, Ltd.	23,104	135,020
Chubu Electric Power Company, Inc.	15,923	393,716
Chugai Pharmaceutical Company, Ltd.	3,984	73,332
Chugoku Bank, Ltd.	3,000	36,477
Chugoku Electric Power Company, Inc.	6,400	126,269
Chuo Mitsui Trust Holdings, Inc.	13,990	46,500
Citizen Watch Company, Ltd.	2,965	17,847
Cosmo Oil Company, Ltd.	10,000	26,052
Credit Saison Company, Ltd.	1,809	24,254
Dai Nippon Printing Company, Ltd.	15,047	184,098
Daicel Chemical Industries, Ltd.	6,000	40,471
Daido Steel Company, Ltd.	3,000	14,621
Daihatsu Motor Company, Ltd.	4,000	53,617

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daiichi Sankyo Company, Ltd.	17,028	$346,785
Daikin Industries, Ltd.	5,185	195,571
Dainippon Sumitomo Pharma Company, Ltd.	3,500	29,356
Daito Trust Construction Company, Ltd.	1,581	94,514
Daiwa House Industry Company, Ltd.	15,285	154,107
Daiwa Securities Group, Inc.	43,649	176,327
Dena Company, Ltd.	1,500	47,241
Denki Kagaku Kogyo Kabushiki Kaisha	7,523	32,435
Denso Corp.	12,178	360,877
Dentsu, Inc.	4,200	97,582
Dowa Holdings Company, Ltd.	223	1,328
East Japan Railway Company	7,300	441,197
Eisai Company, Ltd. (L)	5,548	194,224
Electric Power Development Company, Ltd.	2,400	72,162
Elpida Memory, Inc. (I)(L)	3,300	38,093
FamilyMart Company, Ltd.	740	26,558
Fanuc, Ltd.	4,521	573,395
Fast Retailing Company, Ltd.	1,034	145,670
Fuji Electric Holdings Company, Ltd.	3,580	9,421
Fuji Heavy Industries, Ltd. (I)	14,000	89,432
Fuji Television Network, Inc.	3	3,820
FUJIFILM Holdings Corp.	11,133	369,717
Fujitsu, Ltd.	46,379	326,315
Fukuoka Financial Group, Inc.	13,000	52,115
Furukawa Electric Company, Ltd.	9,000	33,953
GS Yuasa Corp. (L)	4,000	28,131
Gunma Bank	7,523	39,446
Hankyu Hanshin Holdings, Inc.	28,600	137,498
Hino Motors, Ltd.	1,114	5,393
Hirose Electric Company, Ltd.	717	72,352
Hisamitsu Pharmaceutical Company, Inc.	1,200	49,063
Hitachi Chemical, Ltd.	1,316	24,618
Hitachi Construction Machinery
Company, Ltd. (L)	2,157	46,770
Hitachi High-Technologies Corp.	1,700	31,435
Hitachi Metals, Ltd. (I)	2,000	23,607
Hitachi, Ltd.	110,882	485,294
Hokkaido Electric Power Company, Inc.	2,332	46,451
Hokuhoku Financial Group, Inc.	12,866	23,613
Hokuriku Electric Power Company	2,700	61,674
Honda Motor Company, Ltd.	36,638	1,303,287
Hoya Corp.	9,008	220,146
Ibiden Company, Ltd.	1,800	45,821
Idemitsu Kosan Company, Ltd.	300	25,732
Inpex Corp.	19	89,451
Isetan Mitsukoshi Holdings, Ltd.	6,276	65,316
Ishikawajima-Harima Heavy
Industries Company, Ltd.	15,866	30,487
Isuzu Motors, Ltd.	30,000	116,089
Itochu Corp.	37,998	348,672
Itochu Techno-Science Corp.	252	8,207
Iyo Bank, Ltd.	10,000	81,197
J Front Retailing Company, Ltd.	9,000	41,921
JAFCO Company, Ltd.	247	5,848
Japan Real Estate Investment Corp.	7	63,713
Japan Retail Fund Investment Corp.	16	22,548
Japan Tobacco, Inc.	112	373,492
JFE Holdings, Inc.	9,938	304,732
JGC Corp.	3,114	54,189
Joyo Bank, Ltd.	9,047	39,449
JS Group Corp.	5,784	113,598
JSR Corp.	2,867	48,942
Jupiter Telecommunications Company, Ltd.	20	21,563
JX Holdings, Inc.	49,000	284,713
Kajima Corp.	14,809	35,658

183

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kamigumi Company, Ltd.	3,466	$25,778
Kaneka Corp.	6,000	36,081
Kansai Electric Power Company, Ltd.	18,422	447,466
Kansai Paint Company, Ltd.	2,762	23,558
Kao Corp.	11,738	286,496
Kawasaki Heavy Industries, Ltd.	21,037	59,862
Kawasaki Kisen Kaisha, Ltd.	9,933	37,475
KDDI Corp.	63	301,930
Keihin Electric Express
Railway Company, Ltd.	8,933	86,415
Keio Corp.	8,285	56,875
Keisei Electric Railway Company, Ltd.	3,000	19,290
Keyence Corp.	952	207,621
Kikkoman Corp.	1,762	19,475
Kintetsu Corp. (L)	40,208	135,950
Kirin Holdings Company, Ltd.	21,104	299,583
Kobe Steel Company, Ltd.	56,483	132,919
Koito Manufacturing Company, Ltd.	2,000	30,672
Komatsu, Ltd.	23,270	541,778
Konami Corp.	557	9,858
Konica Minolta Holdings, Inc.	10,109	98,591
Koyo Seiko Company, Ltd.	2,457	22,691
Kubota Corp.	29,218	268,152
Kuraray Company, Ltd.	6,200	78,472
Kurita Water Industries, Ltd.	1,981	54,990
Kyocera Corp.	4,062	385,891
Kyowa Hakko Kogyo Company, Ltd.	4,862	48,250
Kyushu Electric Power Company, Inc.	8,469	193,462
Lawson, Inc.	869	39,819
Mabuchi Motor Company, Ltd.	282	14,417
Makita Corp.	1,557	49,478
Marubeni Corp.	42,798	242,563
Marui Company, Ltd.	2,436	18,283
Matsui Securities Company, Ltd.	2,100	11,769
Matsushita Electric Industrial Company, Ltd.	42,307	573,909
Matsushita Electric Works, Ltd.	7,819	103,805
Mazda Motor Corp.	49,000	118,354
McDonald’s Holdings Company, Ltd.	1,100	26,486
Mediceo Holdings Company, Ltd.	2,900	36,860
MEIJI Holdings Company, Ltd.	1,200	56,556
Minebea Company, Ltd.	5,523	28,533
Mitsubishi Chemical Holdings Corp.	25,500	129,799
Mitsubishi Corp.	30,344	720,116
Mitsubishi Electric Corp.	41,027	353,867
Mitsubishi Estate Company, Ltd.	25,218	411,168
Mitsubishi Gas & Chemicals Company, Inc.	7,000	40,754
Mitsubishi Heavy Industries, Ltd.	77,063	284,855
Mitsubishi Materials Corp. (I)	13,980	40,305
Mitsubishi Motors Corp. (I)(L)	90,000	117,654
Mitsubishi UFJ Financial Group	284,400	1,327,414
Mitsubishi UFJ Lease &
Finance Company, Ltd.	660	23,256
Mitsui & Company, Ltd.	41,889	623,262
Mitsui Chemicals, Inc.	6,990	18,887
Mitsui Engineering &
Shipbuilding Company, Ltd.	8,638	19,600
Mitsui Fudosan Company, Ltd.	20,752	350,031
Mitsui Mining & Smelting Company, Ltd.	7,990	22,879
Mitsui O.S.K. Lines, Ltd.	25,513	160,834
Mitsui Sumitomo Insurance Group Holdings	13,100	301,519
Mitsumi Electric Company, Ltd.	899	13,833
Mizuho Financial Group, Inc.	306,100	444,557
Mizuho Trust & Banking Company, Ltd. (I)	33,000	27,694
Murata Manufacturing Company, Ltd.	4,296	226,474
Namco Bandai Holdings, Inc.	3,367	31,219

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NEC Corp.	61,617	$163,867
NGK INSULATORS, Ltd.	4,171	69,131
NGK Spark Plug Company, Ltd.	1,762	23,629
NHK Spring Company, Ltd.	1,000	8,296
Nidec Corp.	2,886	257,214
Nikon Corp.	7,219	134,345
Nintendo Company, Ltd.	2,292	572,803
Nippon Building Fund, Inc.	13	113,837
Nippon Electric Glass Company, Ltd.	11,000	150,408
Nippon Express Company, Ltd.	11,809	44,926
Nippon Meat Packers, Inc.	2,000	24,531
Nippon Paper Group, Inc.	1,500	37,589
Nippon Sheet Glass Company, Ltd.	8,171	17,855
Nippon Steel Corp.	124,536	424,609
Nippon Telegraph & Telephone Corp.	11,200	487,855
Nippon Yusen Kabushiki Kaisha	25,923	106,448
Nishi-Nippon City Bank, Ltd.	4,000	11,467
Nissan Chemical Industries, Ltd.	1,762	19,917
Nissan Motor Company, Ltd.	59,790	523,684
Nissha Printing Company, Ltd.	400	9,090
Nisshin Seifun Group, Inc.	1,614	21,252
Nisshin Steel Company	7,047	12,613
Nissin Food Products Company, Ltd.	916	33,110
Nitori Company, Ltd.	468	39,132
Nitto Denko Corp.	4,832	189,506
NKSJ Holdings, Inc. (I)	38,000	239,068
NOK Corp.	1,492	25,947
Nomura Holdings, Inc.	81,207	393,796
Nomura Real Estate Holdings, Inc.	2,300	32,734
Nomura Real Estate Office Fund, Inc.	2	11,105
Nomura Research Institute, Ltd.	1,311	24,641
NSK, Ltd.	6,000	40,802
NTN Corp.	4,228	18,283
NTT Data Corp.	31	98,247
NTT DoCoMo, Inc.	366	611,252
Obayashi Corp.	15,638	62,189
Odakyu Electric Railway Company, Ltd.	14,695	136,025
Oji Paper Company, Ltd.	21,809	96,531
Olympus Corp.	4,866	127,800
Omron Corp.	3,261	74,267
Ono Pharmaceutical Company, Ltd.	1,200	52,253
Oracle Corp.	752	35,811
Oriental Land Company, Ltd.	793	73,952
ORIX Corp.	2,746	210,316
Osaka Gas Company, Ltd.	43,845	158,169
Otsuka Corp.	100	6,648
Rakuten, Inc.	165	120,765
Resona Holdings, Inc. (L)	11,000	98,836
Ricoh Company, Ltd.	17,399	246,094
Rinnai Corp.	652	38,361
Rohm Company, Ltd.	2,827	174,819
Sankyo Company, Ltd.	793	42,041
Santen Pharmaceutical Company, Ltd.	1,200	41,580
Sanyo Electric Company, Ltd. (I)	24,151	39,784
Sapporo Hokuyo Holdings, Inc.	5,600	25,936
Sapporo Holdings, Ltd.	2,466	11,572
SBI Holdings, Inc.	304	38,220
Secom Company, Ltd.	4,590	207,295
SEGA SAMMMY HOLDINGS, Inc.	3,492	53,271
Seiko Epson Corp.	2,700	41,022
Sekisui Chemical Company, Ltd.	5,228	31,696
Sekisui House, Ltd.	16,638	149,744
Senshu Ikeda Holdings, Inc.	9,400	14,095
Seven & I Holdings Company, Ltd.	18,281	429,085
Sharp Corp. (L)	21,218	211,226

184

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shikoku Electric Power Company, Inc.	2,700	$77,502
Shimadzu Corp.	5,000	38,454
Shimamura Company, Ltd.	276	25,648
Shimano, Inc.	1,069	56,672
Shimizu Corp.	7,695	28,484
Shin-Etsu Chemical Company, Ltd.	9,911	483,953
Shinko Electric Industries Company, Ltd.	1,600	17,752
Shinko Securities Company, Ltd.	12,000	27,461
Shinsei Bank, Ltd. (I)(L)	9,094	6,441
Shionogi & Company, Ltd.	6,823	124,968
Shiseido Company, Ltd.	7,223	162,434
Shizuoka Bank, Ltd.	18,342	157,982
Showa Denko KK	23,000	44,200
Showa Shell Sekiyu KK	3,800	29,043
SMC Corp.	1,464	193,527
Softbank Corp.	18,688	612,404
Sojitz Holdings Corp.	15,191	27,350
Sony Corp.	22,142	684,872
Sony Financial Holdings, Inc.	11	35,820
Square Enix Company, Ltd.	600	13,466
Stanley Electric Company, Ltd.	1,808	28,884
Sumco Corp. (I)	2,300	35,967
Sumitomo Chemical Company, Ltd.	35,446	155,769
Sumitomo Corp.	27,666	357,481
Sumitomo Electric Industries, Ltd.	16,599	202,934
Sumitomo Heavy Industries, Ltd.	8,000	41,338
Sumitomo Metal Industries, Ltd.	73,577	186,460
Sumitomo Metal Mining Company, Ltd.	11,285	172,745
Sumitomo Mitsui Financial Group	28,600	834,557
Sumitomo Realty &
Development Company, Ltd.	8,876	183,872
Suruga Bank, Ltd.	2,114	18,640
Suzuken Company, Ltd.	1,223	40,482
Suzuki Motor Corp.	7,900	166,175
Sysmex Corp.	500	34,680
T&D Holdings, Inc.	5,991	125,178
Taiheiyo Cement Corp. (I)	8,809	10,343
Taisei Corp.	16,866	34,786
Taisho Pharmaceuticals Company, Ltd.	1,762	35,652
Taiyo Nippon Sanso Corp.	3,819	32,555
Takashimaya Company, Ltd.	6,000	46,385
Takeda Pharmaceutical Company, Ltd.	16,549	762,510
Tanabe Seiyaku Company, Ltd.	3,000	48,876
TDK Corp.	3,168	177,252
Teijin, Ltd.	12,104	39,964
Terumo Corp.	4,403	234,235
The 77th Bank, Ltd.	6,523	33,100
The Dai-ichi Life Insurance Company, Ltd.	173	208,925
The Hachijuni Bank, Ltd.	6,000	31,376
The Hiroshima Bank, Ltd.	8,000	32,590
The Japan Steel Works, Ltd.	5,000	47,192
The Sumitomo Trust &
Banking Company, Ltd.	31,446	157,784
The Tokyo Electric Power Company, Inc. (L)	26,867	655,514
THK Company, Ltd.	1,481	27,828
Tobu Railway Company, Ltd.	11,752	67,783
Toho Company, Ltd.	2,300	37,003
Toho Gas Company, Ltd.	6,000	29,685
Tohoku Electric Power Company, Inc.	9,480	209,742
Tokio Marine Holdings, Inc.	15,500	418,979
Tokuyama Corp.	2,000	10,178
Tokyo Electron, Ltd.	4,432	222,951
Tokyo Gas Company, Ltd.	50,835	230,792
Tokyo Steel Manufacturing Company, Ltd.	900	10,642
Tokyo Tatemono Company, Ltd.	6,000	23,058

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tokyu Corp.	28,866	$127,712
Tokyu Land Corp.	5,171	21,492
TonenGeneral Sekiyu KK	4,171	38,638
Toppan Printing Company, Ltd.	13,990	109,688
Toray Industries, Inc. (L)	29,389	163,708
Toshiba Corp.	86,711	420,643
Toto, Ltd.	3,171	21,777
Toyo Seikan Kaisha, Ltd.	2,009	36,290
Toyo Suisan Kaisha, Ltd.	705	14,549
Toyoda Gosei Company, Ltd.	1,300	28,658
Toyota Boshoku Corp.	1,400	23,351
Toyota Industries Corp.	4,490	120,157
Toyota Motor Corp.	61,047	2,188,078
Toyota Tsusho Corp.	3,500	51,709
Trend Micro, Inc.	1,733	51,691
Tsumura & Company, Ltd.	1,200	37,318
Ube Industries, Ltd.	18,037	40,068
Unicharm Corp.	3,174	127,897
UNY Company, Ltd.	1,862	14,772
Ushio, Inc.	2,257	38,084
USS Company, Ltd.	550	41,109
West Japan Railway Company, Ltd.	38	136,404
Yahoo! Japan Corp.	332	114,845
Yakult Honsha Company, Ltd.	1,300	40,197
Yamada Denki Company, Ltd.	1,676	104,010
Yamaguchi Financial Group, Inc.	3,000	28,322
Yamaha Corp.	1,926	22,409
Yamaha Motor Company, Ltd. (I)	6,591	98,852
Yamato Transport Company, Ltd.	9,080	110,076
Yamazaki Baking Company, Ltd.	1,409	17,191
Yaskawa Electric Corp.	5,000	40,430
Yokogawa Electric Corp.	4,600	31,300

		46,236,210
Luxembourg - 0.34%
ArcelorMittal	18,915	626,011
Millicom International Cellular SA	1,329	126,850
Reinet Investments SCA (I)	1,493	25,055
SES SA	7,758	186,598
Tenaris SA	9,937	190,835

		1,155,349
Malaysia - 0.65%
Alliance Financial Group BHD	9,600	9,607
AMMB Holdings BHD	42,662	81,920
Asiatic Development BHD	10,500	26,254
Axiata Group BHD (I)	57,100	80,815
Berjaya Corp. BHD	3,580	464
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,800	13,132
Berjaya Sports Toto BHD	5,742	7,736
British American Tobacco Malaysia BHD	2,000	31,422
Bursa Malaysia BHD	6,400	16,851
Commerce Asset Holdings BHD	82,500	218,265
Digi.Com BHD	9,000	70,832
Gamuda BHD	39,100	49,113
Genting BHD	44,300	142,301
Hong Leong Bank BHD	12,100	35,703
Hong Leong Credit BHD	8,300	24,358
IJM Corp. BHD	16,720	28,102
IOI Corp. BHD	83,169	147,323
Kuala Lumpur Kepong BHD	12,100	66,616
Lafarge Malayan Cement BHD	4,470	11,431
Malayan Banking BHD	78,542	224,050
Maxis BHD	35,100	60,822
MISC BHD	32,040	90,744

185

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
MMC Corp. BHD	1,400	$1,360
Parkson Holdings BHD	9,999	18,842
Petronas Dagangan BHD	1,400	4,987
Petronas Gas BHD	12,000	42,366
PLUS Expressways BHD	18,900	25,548
PPB Group BHD	12,900	71,923
Public Bank BHD - Foreign Market	24,000	96,717
Resorts World BHD	53,400	58,612
RHB Capital BHD	2,600	6,083
Sime Darby BHD	66,746	183,737
SP Setia BHD	5,300	7,714
Telekom Malaysia BHD	17,100	18,938
Tenaga Nasional BHD	44,900	128,258
UMW Holdings BHD	21,400	46,953
YTL Corp. BHD	19,196	46,704
YTL Power International BHD	20,937	15,526

		2,212,129
Malta - 0.00%
BGP Holdings PLC (I)	130,653	0
Mexico - 0.93%
Alfa SA de CV	5,602	43,343
America Movil SAB de CV, Series L	413,972	1,106,409
Cemex SA de CV (I)	195,250	166,870
Coca-Cola Femsa SAB de CV, Series L	6,253	48,777
Desarrolladora Homex SA de CV (I)	4,000	21,607
Fomento Economico Mexicano SA de CV	45,655	232,194
Fresnillo PLC	2,849	55,679
Grupo Aeroportuario del Pacifico SA de
CV, Series B	9,900	34,190
Grupo Bimbo SA de CV	6,558	47,878
Grupo Carso SA de CV	11,593	58,509
Grupo Elektra SA de CV	1,900	66,416
Grupo Financiero Banorte SA de CV	28,753	109,065
Grupo Financiero Inbursa SA de CV	14,778	58,283
Grupo Mexico SAB de CV, Series B	80,421	231,786
Grupo Modelo SA	13,617	75,316
Grupo Televisa SA	49,383	187,357
Industrias Penoles SA de CV	1,998	48,374
Kimberly-Clark de Mexico SA de CV	10,300	66,083
Mexichem SAB de CV	13,992	39,161
Telefonos de Mexico SA de CV	124,866	93,439
Urbi Desarrollos Urbanos SA de CV (I)	11,100	23,245
Wal-Mart de Mexico SA de CV, Series V	125,258	315,092

		3,129,073
Netherlands - 1.85%
Aegon NV (I)	37,270	223,531
Akzo Nobel NV	5,796	358,574
ASML Holding NV	10,089	302,511
Corio NV	1,686	115,328
Delta Lloyd NV	1,782	33,382
Fugro NV	1,258	82,779
Heineken Holding NV	2,014	88,196
Heineken NV	5,788	300,866
ING Groep NV (I)	83,399	861,317
Koninklijke (Royal) KPN NV	38,482	595,705
Koninklijke Ahold NV	25,681	346,331
Koninklijke Boskalis Westinster NV	2,252	94,578
Koninklijke DSM NV	3,836	196,809
Koninklijke Philips Electronics NV	21,274	670,603
Koninklijke Vopak NV	1,380	65,942
Randstad Holdings NV (I)	2,339	106,347
Reed Elsevier NV	17,884	225,869
SBM Offshore NV	3,388	64,312

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
TNT NV	9,097	$244,769
Unilever NV (L)	37,294	1,117,382
Wolters Kluwer NV	7,249	152,512

		6,247,643
New Zealand - 0.08%
Auckland International Airport, Ltd.	70,705	106,294
Contact Energy, Ltd. (I)	3,381	14,033
Fletcher Building, Ltd.	14,468	85,482
Sky City Entertainment Group, Ltd.	25,517	52,951

		258,760
Norway - 0.50%
Aker Solutions ASA	3,694	53,604
DnB NOR ASA	20,287	276,588
Norsk Hydro ASA (L)	20,407	123,325
Orkla ASA	17,208	158,702
Renewable Energy Corp. ASA (I)	12,490	42,371
Statoil ASA	26,708	557,590
Telenor ASA	18,009	282,334
Yara International ASA	4,291	194,258

		1,688,772
Peru - 0.16%
Compania de Minas Buenaventura SA	2,698	122,535
Compania de Minas Buenaventura SA, ADR	2,231	100,797
Credicorp SA	1,295	146,348
Credicorp, Ltd., ADR	76	8,656
Southern Peru Copper Corp.	4,256	148,960

		527,296
Philippines - 0.14%
Ascendas Real Estate Investment Trust	21,469	35,815
Ayala Corp.	3,611	33,598
Ayala Land, Inc.	90,600	36,263
Banco De Oro	12,831	17,607
Bank of the Philippine Islands	64,668	80,242
Filinvest Land, Inc.	112,500	3,389
Globe Telecommunications, Inc.	140	2,838
Jollibee Foods Corp.	8,000	16,767
Manila Electric Company	13,252	67,934
Metropolitan Bank & Trust Company	12,400	19,747
Philippine Long Distance Telephone Company	1,220	72,784
PNOC Energy Development Corp.	36,498	5,055
SM Investments Corp.	3,768	48,923
SM Prime Holdings, Ltd.	56,916	16,348

		457,310
Poland - 0.32%
Asseco Poland SA PDA	664	11,980
Bank Handlowy w Warszawie SA	731	21,967
Bank Millennium SA (I)	8,840	15,253
Bank Pekao SA	2,951	174,390
Bank Zachodni WBK SA	356	26,322
BRE Bank SA (I)	413	36,672
Cyfrowy Polsat SA	3,617	18,584
Firma Oponiarska Debica SA	118	2,574
Getin Holding SA (I)	9,766	36,098
Globe Trade Centre SA (I)	1,844	14,065
Grupa Lotos SA (I)	517	5,540
ING Bank Slaski SA (I)	121	34,262
KGHM Polska Miedz SA	2,775	111,776
PBG SA	67	5,629
Polish Oil & Gas Company	41,082	50,820
Polska Grupa Energetyczna SA	7,645	61,752
Polski Koncern Naftowy Orlen SA (I)	8,548	117,476

186

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Powszechna Kasa Oszczednosci Bank
Polski SA	15,367	$232,594
Telekomunikacja Polska SA	17,687	109,318
TVN SA	1,422	8,458

		1,095,530
Portugal - 0.19%
Banco Comercial dos Acores SA (L)	30,130	26,290
Banco Espirito Santo SA	10,883	50,303
Brisa Auto Estrada SA	9,466	61,096
Cimpor-Cimentos De Portugal SA	5,397	34,767
Electricidade de Portugal SA	46,778	160,212
Galp Energia SGPS SA	3,842	66,416
Jeronimo Martins SGPS SA	2,898	38,806
Portugal Telecom SGPS SA	15,439	205,686

		643,576
Russia - 1.40%
Comstar United Telesystems, GDR (I)	2,028	13,081
Federal Grid Company Unified Energy System
JSC, GDR (S)(I)	1,087	6,468
Gazprom OAO, SADR	73,456	1,538,903
JSC MMC Norilsk Nickel, ADR	20,998	358,016
Lukoil OAO, ADR	14,541	824,475
Mechel, SADR	2,833	70,542
Mobile TeleSystems, SADR	10,817	229,645
NovaTek OAO, ADR	1,917	164,827
Novolipetsk Steel, ADR	1,448	52,128
Polyus Gold Company ZAO, SADR	4,774	123,885
Rosneft Oil Company, GDR (I)	38,621	258,228
Rostelecom, ADR (L)	549	14,576
Sberbank	1,396	428,258
Severstal, ADR (I)	4,250	62,900
Sistema JSFC, Reg. S, GDR	1,756	47,473
Surgutneftegaz SADR	17,404	81,451
Surgutneftegaz, ADR	13,350	127,893
Tatneft, ADR	4,533	141,838
UralsvyAzinform, ADR (I)	3,423	26,357
VolgaTelecom, ADR (I)(L)	1,776	12,432
VTB Bank OJSC, GDR	21,911	126,417
Wimm-Bill-Dann Foods OJSC, ADR	1,068	24,158

		4,733,951
Singapore - 1.10%
Capitaland, Ltd.	52,412	161,700
CapitaMall Trust	59,850	97,928
CapitaMalls Asia, Ltd.	31,000	51,019
City Developments, Ltd.	10,285	99,723
ComfortDelGro Corp., Ltd.	41,731	48,199
Cosco Corp. Singapore, Ltd. (L)	33,000	44,385
DBS Group Holdings, Ltd.	37,397	400,125
Fraser and Neave, Ltd.	20,900	103,474
Genting Singapore PLC (I)	99,800	141,467
Golden Agri-Resources, Ltd.	142,858	61,863
Jardine Cycle and Carriage, Ltd.	2,623	78,553
Keppel Corp., Ltd.	30,980	211,898
Keppel Land, Ltd.	16,000	49,233
Neptune Orient Lines, Ltd. (I)	28,616	43,094
Olam International, Ltd.	34,457	85,356
Oversea-Chinese Banking Corp., Ltd.	51,833	348,551
SembCorp Industries, Ltd.	20,604	68,264
SembCorp Marine, Ltd.	23,293	69,747
Singapore Airlines, Ltd.	13,260	164,458
Singapore Exchange, Ltd.	20,399	140,161
Singapore Press Holdings, Ltd.	29,441	95,236
Singapore Technologies Engineering, Ltd.	33,798	86,485

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	173,410	$413,802
StarHub, Ltd.	21,000	41,247
United Overseas Bank, Ltd.	26,715	371,891
UOL Group, Ltd.	16,531	58,296
Wilmar International, Ltd.	32,000	146,137
Yangzijiang Shipbuilding Holdings, Ltd.	27,000	36,200

		3,718,492
South Africa - 1.77%
ABSA Group, Ltd.	8,676	166,722
African Bank Investments, Ltd.	13,371	68,734
African Rainbow Minerals, Ltd.	3,461	83,370
Anglo Platinum, Ltd. (I)	1,472	139,429
AngloGold Ashanti, Ltd.	7,283	337,138
Aspen Pharmacare Holdings, Ltd. (I)	4,390	59,182
Aveng, Ltd.	9,037	56,378
Bidvest Group, Ltd.	7,302	154,108
Discovery Holdings, Ltd., ADR	6,145	34,453
FirstRand, Ltd.	58,792	180,872
Foschini, Ltd.	7,970	94,866
Gold Fields, Ltd.	16,520	251,445
Growthpoint Properties, Ltd.	28,488	69,991
Harmony Gold Mining Company, Ltd.	9,268	104,247
Impala Platinum Holdings, Ltd.	11,591	298,991
Imperial Holdings, Ltd.	3,486	56,558
Investec, Ltd.	4,332	36,944
Kumba Iron Ore, Ltd.	2,436	126,759
Kumba Resources, Ltd.	2,723	46,989
Liberty Holdings, Ltd.	1,116	11,340
Massmart Holdings, Ltd.	5,254	111,387
Mittal Steel South Africa, Ltd.	2,574	30,394
MTN Group, Ltd.	34,339	620,507
Murray & Roberts Holdings, Ltd.	3,828	24,646
Naspers, Ltd.	8,295	405,328
Nedbank Group, Ltd.	5,487	115,790
Netcare, Ltd. (I)	24,570	48,748
Northam Platinum, Ltd.	3,938	25,968
Pick’n Pay Stores, Ltd.	4,153	25,718
Pretoria Portland Cement Company, Ltd.	18,222	83,542
Redefine Income Fund, Ltd.	45,895	53,261
Remgro, Ltd.	9,871	154,399
Reunert, Ltd.	1,838	16,338
RMB Holdings, Ltd.	17,617	95,882
Sanlam, Ltd.	46,062	173,694
Sappi, Ltd. (I)	18,486	95,112
Sasol, Ltd.	12,571	563,735
Shoprite Holdings, Ltd.	10,318	146,150
Standard Bank Group, Ltd.	25,389	404,015
Steinhoff International Holdings, Ltd. (I)	21,519	63,356
Telkom SA, Ltd.	5,430	29,930
Tiger Brands, Ltd.	3,083	83,697
Trans Hex Group, Ltd. (I)	577	282
Truworths International, Ltd.	10,550	105,720
Vodacom Group, Ltd.	6,961	69,014
Woolworths Holdings, Ltd.	14,552	56,439

		5,981,568
South Korea - 3.09%
Amorepacific Corp.	73	73,366
Asiana Airlines, Inc. (I)	566	4,675
Busan Bank	4,805	59,209
Celltrion, Inc. (I)	1,540	30,221
Cheil Industries, Inc.	1,080	94,529
CJ CheilJedang Corp.	135	28,534
Daegu Bank	2,820	37,125

187

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daelim Industrial Company, Ltd.	850	$62,918
Daewoo Engineering &
Construction Company, Ltd.	3,921	38,720
Daewoo International Corp.	1,547	54,542
Daewoo Securities Company, Ltd.	3,500	77,202
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	2,200	52,578
DC Chemical Company, Ltd.	380	117,812
Dongbu Insurance Company, Ltd.	960	29,679
Dongkuk Steel Mill Company, Ltd.	1,370	32,845
Doosan Corp.	360	48,149
Doosan Heavy Industries and
Construction Company, Ltd.	690	51,377
Doosan Infracore Company, Ltd. (I)	1,290	27,144
GLOVIS Company, Ltd.	300	40,124
GS Engineering & Construction Corp.	990	76,147
GS Holdings Corp.	1,190	57,610
Hana Financial Group, Inc.	4,810	142,376
Hanjin Heavy Industries &
Construction Company, Ltd.	254	8,008
Hanjin Shipping Company, Ltd. (I)	227	6,708
Hanjin Shipping Holdings Company, Ltd. (I)	357	5,281
Hankook Tire Company, Ltd.	1,700	49,126
Hanwha Chemical Corp.	892	21,396
Hanwha Corp.	1,010	38,973
Hite Brewery Company, Ltd.	37	4,121
Hite Holdings Company, Ltd.	206	4,038
Honam Petrochemical Corp.	340	63,366
Hynix Semiconductor, Inc. (I)	11,220	218,335
Hyosung Corp.	550	59,331
Hyundai Department Store Company, Ltd.	420	50,832
Hyundai Development Company	790	20,924
Hyundai Engineering &
Construction Company, Ltd.	1,090	69,307
Hyundai Heavy Industries Company, Ltd.	780	224,039
Hyundai Mipo Dockyard Company, Ltd.	270	44,637
Hyundai Mobis	1,500	338,094
Hyundai Motor Company, Ltd.	3,290	441,470
Hyundai Securities Company, Ltd.	2,644	37,103
Hyundai Steel Company	1,420	145,978
Industrial Bank of Korea	4,670	63,894
Kangwon Land, Inc.	2,090	45,457
KB Financial Group, Inc.	7,650	328,758
KB Financial Group, Inc., ADR	206	8,831
KCC Corp.	100	32,187
Kia Motors Corp.	5,220	168,474
Korea Electric Power Corp. (I)	5,980	154,404
Korea Electric Power Corp., SADR (I)	744	9,620
Korea Exchange Bank	4,900	59,531
Korea Gas Corp.	830	35,573
Korea Investment Holdings Company, Ltd.	1,090	33,459
Korea Life Insurance Company Ltd.	4,330	28,975
Korea Line Corp. (I)	230	9,594
Korea Zinc Company, Ltd.	200	54,902
Korean Air Lines Company, Ltd. (I)	807	54,922
Korean Reinsurance Company, Ltd.	24	239
KT Corp.	3,117	124,989
KT Corp. SADR	266	5,442
KT&G Corp.	2,210	131,797
Kumho Industrial Company, Ltd. (I)	1,110	3,162
LG Chem, Ltd.	1,094	319,984
LG Corp.	2,370	171,480
LG Display Company, Ltd.	5,650	195,615
LG Display Company, Ltd., ADR	57	994
LG Electronics, Inc.	2,000	168,565

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
LG Household & Health Care, Ltd.	180	$66,460
LG Innotek Company, Ltd.	210	25,831
LG Telecom, Ltd.	5,871	37,960
Lotte Confectionery Company, Ltd.	4	4,679
Lotte Shopping Company, Ltd.	240	100,155
LS Cable, Ltd.	380	38,993
LS Industrial Systems Company, Ltd.	440	36,081
Mirae Asset Securities Company, Ltd.	285	15,005
NCSoft Corp.	320	66,570
NHN Corp. (I)	1,018	174,988
POSCO	1,410	638,097
S-Oil Corp.	1,000	62,068
S1 Corp.	140	7,686
Samsung Card Company, Ltd.	900	45,319
Samsung Corp.	3,140	171,290
Samsung Electro-Mechanics Company, Ltd.	1,440	157,235
Samsung Electronics Company, Ltd.	2,427	1,653,894
Samsung Engineering Company, Ltd.	580	77,319
Samsung Fire & Marine
Insurance Company, Ltd.	720	123,134
Samsung Heavy Industries Company, Ltd.	3,310	87,525
Samsung SDI Company, Ltd.	880	120,399
Samsung Securities Company, Ltd.	1,060	60,335
Samsung Techwin Company, Ltd.	797	78,987
Seoul Semiconductor Company, Ltd.	720	27,406
Shinhan Financial Group
Company, Ltd., SADR (L)	175	13,419
Shinhan Financial Group Company, Ltd.	9,270	354,879
Shinsegae Company, Ltd.	354	186,587
SK Broadband Company, Ltd. (I)	4,618	22,015
SK C&C Company, Ltd.	340	30,266
SK Energy Company, Ltd.	1,507	192,308
SK Holdings Company, Ltd.	592	61,525
SK Networks Company, Ltd.	2,970	29,173
SK Telecom Company, Ltd.	920	138,375
SK Telecom Company, Ltd. ADR	657	11,478
STX Pan Ocean Company, Ltd.	2,370	25,151
Tong Yang Investment Bank	2,977	27,807
Woongjin Coway Company, Ltd.	1,060	41,308
Woori Finance Holdings Company, Ltd.	6,360	79,208
Woori Investment & Securities Company, Ltd.	1,860	34,013
Yuhan Corp.	190	30,943

		10,454,668
Spain - 2.48%
Abertis Infraestructuras SA	5,089	94,903
Acciona SA	627	53,106
Acerinox SA	2,601	46,371
ACS Actividades de Construccion y
Servicios SA (L)	2,850	142,504
Banco Bilbao Vizcaya Argentaria SA	78,714	1,065,992
Banco de Sabadell SA (L)	15,778	78,981
Banco de Valencia SA (I)	4,667	26,567
Banco Popular Espanol SA	19,770	125,161
Banco Santander SA (L)	182,884	2,317,088
Bankinter SA (L)	3,875	26,897
Cintra Concesiones de Infraestructuras de
Transporte SA	7,864	73,673
Criteria Caixacorp SA	16,111	84,738
EDP Renovaveis SA (I)	2,863	16,215
Enagas	4,243	86,108
Fomento de Construcciones SA	418	11,547
Gamesa Corporacion Tecnologica SA (I)	3,345	23,394
Gas Natural SDG SA	3,995	59,490
Gestevision Telecinco SA	2,419	26,616

188

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Grifols SA	2,505	$35,911
Iberdrola Renovables SA	20,197	67,214
Iberdrola SA	83,820	645,916
Iberia Lineas Aereas de Espana SA (I)	5,235	20,198
Inditex SA	4,665	370,306
Indra Sistemas SA	1,914	36,560
Mapfre SA	14,284	43,544
Red Electrica De Espana	2,102	98,991
Repsol YPF SA	15,775	407,160
Telefonica SA	90,789	2,252,279
Zardoya Otis SA	2,678	47,978

		8,385,408
Sweden - 1.76%
Alfa Laval AB	3,968	69,634
Assa Abloy AB, Series B	6,501	164,206
Atlas Copco AB, Series A	11,483	222,076
Atlas Copco AB, Series B	5,423	95,477
Boliden AB	6,000	91,096
Electrolux AB	4,995	123,109
Ericsson (LM), Series B	71,750	788,200
Getinge AB, Series B	3,600	84,158
Hennes & Mauritz AB, B Shares	21,636	783,367
Holmen AB, Series B	229	7,070
Husqvarna AB, B Shares	2,659	19,712
Investor AB, B Shares	7,800	158,268
Modern Times Group AB, B Shares	1,132	84,369
Nordea Bank AB	68,581	715,485
Sandvik AB	15,393	236,287
Scania AB, Series B	5,700	125,984
Securitas AB, Series B	1,701	18,335
Skandinaviska Enskilda Banken AB, Series A	22,665	168,356
Skanska AB, Series B	6,841	125,701
SKF AB, B Shares	7,948	182,986
SSAB AB, Series A	1,427	22,779
SSAB AB, Series B	357	5,021
Svenska Cellulosa AB	9,724	148,123
Svenska Handelsbanken AB, Series A	13,761	451,585
Swedbank AB, Class A (I)	13,850	192,315
Swedish Match AB	4,847	129,339
Tele2 AB, Series B	1,743	36,611
Teliasonera AB	48,557	392,682
Volvo AB, Series B (I)	21,280	312,824

		5,955,155
Switzerland - 5.37%
ABB, Ltd. (I)	48,469	1,022,717
Actelion, Ltd. (I)	2,680	107,425
Adecco SA	3,024	158,270
Aryzta AG	1,920	83,853
Baloise Holding AG	1,167	105,371
Compagnie Financiere Richemont SA	12,213	587,815
Credit Suisse Group AG	24,753	1,060,120
GAM Holding, Ltd. (I)	6,086	92,333
Geberit AG	951	169,500
Givaudan AG	189	193,231
Holcim, Ltd.	5,770	370,928
Julius Baer Group, Ltd.	5,090	185,535
Kuehne & Nagel International AG	1,341	161,184
Lindt & Spruengli AG - PC	23	55,154
Lindt & Spruengli AG - REG	3	83,823
Logitech International SA (I)(L)	4,876	85,045
Lonza Group AG	1,227	104,875
Nestle SA	76,871	4,096,933
Nobel Biocare Holding AG	3,379	60,806

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	46,125	$2,657,903
Pargesa Holding SA, ADR	692	50,561
Roche Holdings AG	15,546	2,122,655
Schindler Holding AG - PC	1,370	147,021
Schindler Holding AG - REG	573	61,281
SGS SA	131	211,833
Sika AG	46	84,918
Sonova Holding AG	1,141	139,402
Straumann Holding AG	206	45,997
Swatch Group AG	1,096	75,785
Swiss Life Holding (I)	685	77,922
Swiss Reinsurance Company, Ltd.	8,146	356,754
Swisscom AG	571	230,514
Syngenta AG	2,259	561,756
Synthes AG	1,468	169,655
The Swatch Group AG	746	281,178
UBS AG Swiss Exchange (I)	79,151	1,346,274
Zurich Financial Services AG	3,192	748,699

		18,155,026
Taiwan - 1.90%
Acer, Inc.	41,783	106,129
Advanced Semiconductor Engineering, Inc.	72,104	58,243
Advantech Company, Ltd.	6,541	17,196
Asia Cement Corp.	19,010	19,342
Asia Optical Company, Inc. (I)	59	96
Asustek Computer, Inc.	9,635	69,251
AU Optronics Corp. (I)	111,616	116,594
Catcher Technology Company, Ltd.	10,384	23,919
Cathay Financial Holdings Company, Ltd.	104,265	159,138
Chang Hwa Commercial Bank, Ltd.	74,000	49,484
Cheng Shin Rubber Industry Company, Ltd.	10,993	24,199
Cheng Uei Precision Industry Company, Ltd.	6,814	12,589
Chicony Electronics Company, Ltd.	9,450	19,934
China Airlines, Ltd. (I)	14,682	10,567
China Development Financial Holdings Corp.	144,799	41,950
China Motor Company, Ltd. (I)	40	32
China Steel Corp.	216,651	223,699
Chinatrust Financial Holding Company, Ltd.	150,861	95,089
Chunghwa Picture Tubes, Ltd. (I)	24,827	3,556
Chunghwa Telecom Company, Ltd.	71,457	160,027
CMC Magnetics Corp. (I)	52,000	13,849
Compal Communications, Inc.	307	282
Compal Electronics, Inc.	60,071	71,955
Coretronic Corp.	17,000	26,147
D-Link Corp.	934	1,019
Delta Electronics, Inc.	27,475	114,720
E.Sun Financial Holding Company, Ltd.	27,972	14,488
Epistar Corp.	11,828	37,454
Eternal Chemical Company, Ltd.	11,757	12,302
EVA Airways Corp. (I)	13,601	11,843
Evergreen Marine Corp. (I)	22,000	15,573
Everlight Electronics Company, Ltd.	4,356	12,272
Far Eastern Department Stores Company, Ltd.	14,410	18,098
Far Eastern New Century Corp.	45,340	62,315
Far EasTone
Telecommunications Company, Ltd.	18,927	26,533
Feng Hsin Iron & Steel Co., Ltd.	12,000	19,759
Firich Enterprises Co., Ltd.	426	976
First Financial Holding Company, Ltd.	75,661	50,078
Formosa Chemicals & Fibre Corp.	46,350	111,828
Formosa Petrochemical Corp.	18,990	49,099
Formosa Plastic Corp.	58,700	144,022
Formosa Taffeta Company, Ltd.	16,000	13,003
Foxconn Technology Company, Ltd.	7,608	24,107

189

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Fubon Financial Holding Company, Ltd.	77,696	$95,583
HannStar Display Corp. (I)	85,449	17,058
High Tech Computer Corp.	10,837	245,813
Hon Hai Precision Industry Company, Ltd.	191,470	719,569
Hua Nan Financial Holdings Company, Ltd.	53,658	34,826
InnoLux Display Corp. (I)	68,007	92,460
Inotera Memories, Inc. (I)	46,616	26,096
Inventec Appliances Corp.	488	395
Inventec Company, Ltd.	33,107	17,203
KGI Securities Company, Ltd.	44,000	19,754
Kinsus Interconnect Technology Corp.	4,422	11,319
Largan Precision Company, Ltd.	1,101	20,960
Lite-On Technology Corp.	24,364	30,713
Macronix International Company, Ltd.	36,847	22,904
MediaTek, Inc.	19,977	280,918
Mega Financial Holding Company, Ltd.	126,000	85,003
Mitac International	7,319	3,477
Mosel Vitelic, Inc. (I)	315	175
Motech Industries, Inc.	3,524	13,124
Nan Ya Plastics Corp.	108,520	237,323
Nan Ya Printed Circuit Board Corp.	3,140	12,205
Nanya Technology Corp. (I)	22,651	15,326
Novatek Microelectronics Corp., Ltd.	8,277	23,401
Pan-International Industrial Company, Ltd. (I)	267	416
Pegatron Corp. (I)	25,934	33,893
Phison Electronics Corp.	2,399	11,664
Pixart Imaging, Inc.	2,019	9,882
Polaris Securities Company, Ltd.	18,150	9,000
Pou Chen Corp.	26,247	23,039
Powerchip Semiconductor Corp. (I)	13,400	3,720
Powertech Technology, Inc.	11,397	36,647
President Chain Store Corp.	10,224	43,985
Qisda Corp. (I)	25,272	17,893
Quanta Computer, Inc.	36,198	58,921
Realtek Semiconductor Corp.	8,193	18,925
Richtek Technology Corp.	1,212	8,996
Shin Kong Financial Holding
Company, Ltd. (I)	108,250	38,786
Siliconware Precision Industries Company	45,426	47,722
Simplo Technology Company, Ltd.	5,500	31,355
SinoPac Holdings Company, Ltd.	67,000	25,082
Synnex Technology International Corp.	13,506	31,289
Taishin Financial Holdings Company, Ltd. (I)	46,568	20,859
Taiwan Cement Corp.	46,005	49,047
Taiwan Cooperative Bank	57,860	41,102
Taiwan Fertilizer Company, Ltd.	11,000	34,418
Taiwan Glass Industrial Corp.	18,285	18,528
Taiwan Mobile Company, Ltd.	29,242	60,362
Taiwan Semiconductor
Manufacturing Company, Ltd.	545,316	1,081,800
Tatung Company, Ltd. (I)	73,000	14,405
Teco Electric & Machinery Company, Ltd.	32,000	18,595
Transcend Information, Inc.	4,405	11,345
Tripod Technology Corp.	7,322	27,869
Tung Ho Steel Enterprise Corp.	12,849	12,038
U-Ming Marine Transport Corp.	9,000	17,647
Uni-President Enterprises Corp.	57,923	75,096
Unimicron Technology Corp.	15,453	27,182
United Microelectronics Corp.	202,259	89,615
Vanguard International Semiconductor Corp.	17,254	7,563
Wafer Works Corp. (I)	102	155
Walsin Lihwa Corp. (I)	25,000	14,906
Wan Hai Lines, Ltd. (I)	5,200	3,634
Wintek Corp. (I)	24,000	37,576
Wistron Corp.	28,985	52,855

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
WPG Holdings Company, Ltd.	18,878	$37,442
Ya Hsin Industrial Company, Ltd. (I)	14,000	0
Yang Ming Marine Transport Corp. (I)	25,500	16,386
Young Fast Optoelectronics Company, Ltd.	2,000	22,776
Yuanta Financial Holdings Company, Ltd.	121,060	73,508
Yulon Motor Company, Ltd.	14,419	26,014
Zinwell Corp.	723	1,271

		6,433,570
Thailand - 0.40%
Advanced Info Service PLC	23,200	72,619
Bangkok Bank PCL	9,000	46,199
Bangkok Bank PCL, NVDR	30,900	164,206
Bangkok Expressway PCL	4,000	2,465
Bank of Ayudhya PCL	37,100	30,523
Banpu PCL	3,400	80,673
BEC World PCL	11,019	14,069
C.P. Seven Eleven PCL	44,605	62,094
Charoen Pokphand Foods PCL	48,700	40,516
IRPC PCL	97,700	13,392
Kasikornbank PCL	8,100	31,185
Kasikornbank PCL	39,200	159,947
Krung Thai Bank PCL	52,000	29,127
PTT Aromatics & Refining PCL	32,400	29,358
PTT Chemical PCL	9,500	42,257
PTT Exploration & Production PCL	26,100	132,435
PTT PCL, Foreign Shares	17,900	175,166
Siam Cement PCL, Foreign Shares	8,400	101,712
Siam Commercial Bank PCL	31,748	108,267
Thai Oil PCL	13,200	22,942

		1,359,152
Turkey - 0.45%
Akbank AS	25,630	156,581
Anadolu Efes Biracilik ve Malt Sanayii AS	4,447	69,437
Arcelik AS	3,796	20,826
Asya Katilim Bankasi AS	10,118	24,187
BIM Birlesik Magazalar AS	1,594	45,969
Dogan Sirketler Grubu Holdings AS (I)	16,089	11,668
Enka Insaat ve Sanayi AS	9,739	42,363
Eregli Demir ve Celik Fabrikalari (I)	13,105	46,603
HACI Omer Sabanci Holding AS	13,187	68,266
KOC Holdings AS	11,730	55,848
Tupras Turkiye Petrol Rafine AS	2,694	72,226
Turk Hava Yollari AS (I)	10,525	42,882
Turk Telekomunikasyon AS	15,459	69,386
Turkcell Iletisim Hizmetleri AS	19,742	132,690
Turkiye Garanti Bankasi AS	51,188	296,728
Turkiye Halk Bankasi AS	6,636	61,355
Turkiye Is Bankasi AS	40,014	169,846
Turkiye Vakiflar Bankasi Tao	17,122	52,000
Yapi ve Kredi Bankasi AS (I)	19,138	66,067

		1,504,928
Ukraine - 0.01%
Kernel Holding SA (I)	821	18,625
United Kingdom - 14.21%
3i Group PLC	24,751	111,612
Admiral Group PLC	2,851	74,543
Aggreko PLC	5,847	144,389
AMEC PLC (I)	4,371	67,810
Anglo American PLC	29,484	1,173,263
Antofagasta PLC	12,060	234,812
ARM Holdings PLC	29,477	183,745
Associated British Foods PLC	6,240	102,880

190

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC (I)	32,216	$1,635,622
Autonomy Corp. PLC (I)	5,327	151,837
Aviva PLC (I)	58,650	368,263
BAE Systems PLC	75,319	405,433
Balfour Beatty PLC	7,728	32,527
Barclays PLC	249,324	1,170,768
BG Group PLC	74,783	1,314,958
BHP Billiton PLC	49,050	1,566,157
BP PLC	415,662	2,841,640
British Airways PLC (I)	3,159	12,045
British American Tobacco PLC	45,359	1,694,682
British Land Company PLC	21,870	159,861
British Sky Broadcasting Group PLC	24,933	276,346
BT Group PLC	189,986	418,105
Bunzl PLC	4,473	53,379
Burberry Group PLC	10,063	164,525
Cable & Wireless Worldwide	34,690	40,035
Cairn Energy PLC (I)	33,216	236,872
Capita Group PLC	13,887	171,626
Capital Shopping Centres Group PLC	17,179	99,125
Carnival PLC	2,878	113,207
Cattles PLC (I)	175	0
Centrica PLC	110,437	561,496
Cobham PLC	23,239	84,435
Compass Group PLC	40,796	340,188
Diageo PLC	55,374	954,202
Eurasian Natural Resources Corp.	3,511	50,788
FirstGroup PLC	5,862	33,434
G4S PLC	22,271	89,118
GlaxoSmithKline PLC (I)	113,393	2,237,079
Hammerson PLC	16,512	102,345
Home Retail Group PLC	12,392	40,134
HSBC Holdings PLC	389,809	3,947,612
ICAP PLC	5,709	38,771
Imperial Tobacco Group PLC	22,001	656,567
Inmarsat PLC	7,073	73,764
Intercontinental Hotels Group PLC	6,529	116,925
International Power PLC	33,920	206,992
Invensys PLC	9,591	45,005
Investec PLC	15,421	123,367
ITV PLC (I)	83,028	77,778
J Sainsbury PLC	20,246	124,233
Johnson Matthey PLC	3,753	103,952
Kazakhmys PLC	3,789	86,685
Kingfisher PLC	53,114	195,354
Land Securities Group PLC	17,041	171,245
Legal & General Group PLC	130,226	212,160
Lloyds Banking Group PLC (I)	840,748	981,221
London Stock Exchange Group PLC	2,995	32,063
Lonmin PLC, ADR (I)	2,812	73,869
Man Group PLC	38,396	132,413
Marks & Spencer Group PLC	34,845	212,583
National Grid PLC	77,627	658,958
Next PLC	3,410	118,794
Old Mutual PLC	143,545	313,273
Pearson PLC	20,814	322,405
Petrofac, Ltd.	3,790	81,814
Pharmstandard (I)	1,320	29,502
PIK Group, GDR (I)	11,522	43,061
Prudential PLC	55,715	557,636
Randgold Resources, Ltd.	1,888	190,817
Reckitt Benckiser Group PLC	13,226	728,083
Reed Elsevier PLC	25,293	214,094
Resolution, Ltd.	809	3,114
Rexam PLC	12,743	61,523

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Rio Tinto PLC	30,490	$1,790,346
Rolls-Royce Group PLC (I)	39,481	374,781
Royal & Sun Alliance PLC	86,046	176,761
Royal Bank of Scotland Group PLC (I)	423,681	315,011
Royal Dutch Shell PLC	77,453	2,332,745
Royal Dutch Shell PLC, B Shares	60,958	1,779,526
SABMiller PLC	22,148	708,620
Sage Group PLC	23,422	101,765
Schroders PLC	2,473	55,955
Scottish & Southern Energy PLC	23,615	414,927
Segro PLC	10,521	45,195
Serco Group PLC	12,340	119,337
Severn Trent PLC	4,202	86,591
Smith & Nephew PLC	23,730	216,499
Smiths Group PLC	8,768	168,134
Standard Chartered PLC	44,607	1,281,798
Standard Life PLC	51,386	186,767
Tesco PLC	179,012	1,192,929
Thomas Cook Group PLC	15,846	42,751
TUI Travel PLC	6,822	22,994
Tullow Oil PLC	19,022	381,044
Unilever PLC	28,066	813,195
United Utilities Group PLC	15,485	139,461
Vedanta Resources PLC	2,522	85,971
Vodafone Group PLC	1,208,822	2,992,409
Whitbread PLC	2,770	70,779
William Morrison Supermarket PLC	56,591	262,991
Wolseley PLC (I)	6,897	173,635
WPP PLC	31,742	351,515
Xstrata PLC	45,576	875,190

		48,008,541

TOTAL COMMON STOCKS (Cost $260,279,736)		$316,076,758

PREFERRED STOCKS - 2.36%
Brazil - 1.99%
AES Tiete SA	2,400	32,043
Banco Bradesco SA	41,530	832,564
Banco do Estado do Rio Grande do Sul	3,894	39,216
Bradespar SA	5,800	138,830
Brasil Telecom SA (I)	4,873	32,112
Braskem SA, A Shares (I)	3,700	37,569
Centrais Eletricas Brasileiras SA	4,400	66,052
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar	2,021	69,696
Companhia de Bebidas das Americas	3,173	384,529
Companhia de Transmissao de Energia
Eletrica Paulista	1,010	31,010
Companhia Energetica de Minas Gerais	5,494	89,131
Companhia Energetica de Sao Paulo	3,949	59,048
Companhia Paranaense de Energia	2,000	44,031
Eletropaulo Metropolitana SA	2,135	38,107
Fertilizantes Fosfatados SA (I)	1,400	14,728
Gerdau SA	13,800	185,142
Gol Linhas Aereas Inteligentes SA	2,400	36,809
Investimentos Itau SA	50,940	388,974
Itau Unibanco Holding SA	45,131	1,079,463
Klabin SA	14,000	38,889
Lojas Americanas SA	7,300	66,787
Metalurgica Gerdau SA	7,000	113,026
Net Servicos de Comunicacao SA (I)	5,292	69,121
Petroleo Brasileiro SA	73,452	1,184,696
Suzano Papel e Celulose SA	3,875	36,758
Tam SA	2,460	55,699
Tele Norte Leste Participacoes SA	5,500	78,664

191

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Telemar Norte Leste SA (I)	200	$5,307
Tim Participacoes SA	12,229	39,390
Usinas Siderurgicas de Minas Gerais SA	9,850	132,148
Vale SA	44,068	1,205,880
Vivo Participacoes SA	4,141	113,070

		6,738,489
Germany - 0.28%
Bayerische Motoren Werke (BMW) AG	607	28,360
Fresenius SE	1,617	130,578
Henkel AG & Company KGaA	3,741	201,220
Porsche Automobil Holding SE	1,683	83,492
RWE AG	726	46,333
Volkswagen AG	3,748	453,082

		943,065
South Korea - 0.09%
Hyundai Motor Company, Ltd.	660	30,678
Hyundai Motor Company, Ltd. -2nd Preferred	660	31,931
LG Electronics, Inc.	220	7,313
Samsung Electronics Company, Ltd.	440	214,941

		284,863

TOTAL PREFERRED STOCKS (Cost $5,772,954)		$7,966,417

RIGHTS - 0.03%
Bank Of Cyprus Public Company, Ltd.
(Expiration Date: 10/21/2010, Strike
Price: EUR 0.54) (I)	12,050	7,392
Cie Generale Des Etablissements Michelin
(Expiration Date: 10/13/2010, Strike
Price: EUR 2.48) (I)(L)	3,093	8,635
Deutsche Bank AG (Expiration Date:
10/04/2010, Strike Price: EUR 3.47) (I)	13,029	63,054
National Bank of Greece SA (Expiration
Date: 10/11/2010, Strike
Price: EUR 5.20) (I)	14,954	7,339
National Bank of Greece SA (Expiration Date:
10/11/2010, Strike Price: EUR 5.20) (I)	14,954	13,455

TOTAL RIGHTS (Cost $0)		$99,875

WARRANTS - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,343	985
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: USD 21.30) (I)	605	2,587
Mediobanca SPA (Expiration Date:
03/18/2011, Strike Price: EUR 9.00) (I)	6,593	220
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	75,551	937

TOTAL WARRANTS (Cost $2,883)		$4,729

SHORT-TERM INVESTMENTS - 2.94%
Short-Term Securities* - 1.70%
AIM Short-Term Investment Trust,
STIC, 0.130%	$5,740,966	5,740,966

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 1.24%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	$420,231	$4,206,010

TOTAL SHORT-TERM INVESTMENTS (Cost $9,947,271)		$9,946,976

Total Investments (International Equity Index Trust A)
(Cost $276,002,844) - 98.87%		$334,094,755
Other assets and liabilities, net - 1.13%		3,811,561

TOTAL NET ASSETS - 100.00%		$337,906,316

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.37%
Australia - 5.61%
AGL Energy, Ltd.	12,309	$192,382
Alumina, Ltd.	60,159	105,251
AMP, Ltd.	48,974	241,896
Aristocrat Leisure, Ltd.		20,605
Asciano Group (I)	66,972	106,812
Australia & New Zealand Banking Group, Ltd.	56,481	1,292,786
Australian Stock Exchange, Ltd.		94,476
AXA Asia Pacific Holdings, Ltd.	24,283	120,642
Bendigo and Adelaide Bank, Ltd.		70,586
BHP Billiton, Ltd.	75,088	2,862,863
Billabong International, Ltd.		33,103
BlueScope Steel, Ltd.	38,107	80,725
Boral, Ltd.	14,110	62,874
Brambles, Ltd.	35,165	213,665
Caltex Australia, Ltd.		27,435
CFS Gandel Retail Trust	54,898	100,553
Coca-Cola Amatil, Ltd.	10,146	117,560
Cochlear, Ltd.		61,293
Commonwealth Bank of Australia	34,351	1,699,013
Computershare, Ltd.		71,061
Crown, Ltd.		56,468
CSL, Ltd.	12,344	394,330
CSR, Ltd.	14,987	26,110
Dart Energy, Ltd. (I)		7,803
Dexus Property Group	69,515	57,449
Duluxgroup, Ltd. (I)		24,778
Energy Resources of Australia, Ltd.		21,160
Fortescue Metals Group, Ltd. (I)	35,701	180,180
Foster’s Group, Ltd.	50,389	297,801
General Property Trust, Ltd.	44,415	126,365
Goodman Fielder, Ltd.	13,394	16,909
Goodman Group	151,248	94,295
Harvey Norman Holding, Ltd.		25,399
Incitec Pivot, Ltd.	32,945	114,323
James Hardie Industries, Ltd.		46,201
John Fairfax Holdings, Ltd. (L)	28,706	40,649
Leighton Holdings, Ltd. (L)		113,538
Lend Lease Corp.	14,484	106,540
MacArthur Coal, Ltd.		32,280
Macquarie Airports, Ltd.	16,730	47,219
Macquarie Group, Ltd.		270,220
Macquarie Infrastructure Group	30,478	43,994
Metcash, Ltd.	10,625	44,848
Mirvac Group, Ltd.	65,898	84,716
National Australia Bank, Ltd.	46,639	1,142,352
Newcrest Mining, Ltd.	11,326	434,281

192

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
NRMA Insurance Group, Ltd.	47,431	$167,724
Nufarm, Ltd. (I)	553	1,933
OneSteel, Ltd.	32,350	91,620
Orica, Ltd.	9,390	233,349
Origin Energy, Ltd.	22,009	337,568
Oxiana, Ltd.	49,661	69,843
Paladin Resources, Ltd. (I)	13,414	46,548
Qantas Airways, Ltd. (I)	28,030	75,591
QBE Insurance Group, Ltd.	23,440	391,051
Rio Tinto, Ltd.	9,872	732,561
Santos, Ltd.	19,956	247,408
Sims Group, Ltd.	2,354	39,992
Sonic Healthcare, Ltd.	6,727	71,616
Stockland	54,372	201,810
Suncorp-Metway, Ltd.	27,891	242,631
TABCORP Holdings, Ltd.	14,318	96,875
Tattersall’s, Ltd.	18,987	43,862
Telstra Corp., Ltd.	101,554	257,179
Toll Holdings, Ltd.	19,218	122,601
Transurban Group, Ltd.	24,114	115,945
Wesfarmers, Ltd.	22,788	724,450
Wesfarmers, Ltd., PPS	3,668	117,454
Westfield Group	43,897	520,191
Westpac Banking Corp.	68,219	1,532,282
Woodside Petroleum, Ltd.	12,595	534,201
Woolworths, Ltd.	28,845	804,670
WorleyParsons, Ltd.	4,072	87,575

		19,334,319
Austria - 0.27%
Amcor, Ltd.	26,386	166,034
Erste Group Bank AG	3,923	157,328
Immoeast AG (I)	9,682	0
Immofinanz AG (I)	14,523	54,232
Oesterreichische Elektrizitaets AG, Class A	2,067	74,159
OMV AG	3,353	125,681
Raiffeisen International Bank Holding AG	1,162	54,082
Telekom Austria AG	8,595	129,205
Voestalpine AG	3,174	117,128
Wiener Staedtische Allgemeine
Versicherung AG	771	41,467

		919,316
Belgium - 0.65%
Ageas	50,631	145,084
Ageas, VVPR (I)	24,938	34
Anheuser-Busch InBev NV	15,851	931,246
Belgacom SA	3,375	131,750
Colruyt SA	303	80,088
Compagnie Nationale A Portefeuille, ADR	640	33,390
Delhaize Group SA	2,427	175,964
Dexia SA (I)(L)	12,020	52,872
Groupe Bruxelles Lambert SA	1,968	163,850
KBC Bancassurance Holding NV (I)	3,626	163,040
Mobistar SA	890	54,547
Solvay SA	1,200	128,134
UCB SA	2,618	90,809
Umicore	2,468	106,758

		2,257,566
Bermuda - 0.05%
Seadrill, Ltd.	6,250	181,199
Brazil - 1.69%
All America Latina Logistica SA	7,500	75,842
B2W Companhia Global Do Varejo	779	14,411

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Banco do Brasil SA	13,113	$249,008
Banco Santander Brasil SA	12,894	173,749
BM&F BOVESPA SA	43,476	363,585
BR Malls Participacoes SA	6,110	51,061
Brasil Telecom SA (I)	808	7,163
Brasil Telecom SA - New York Exchange (I)	588	11,672
Brasil Telecom SA, SADR (I)	333	2,870
Braskem SA	1,584	32,520
Centrais Eletricas Brasileiras SA	6,700	85,374
Centrais Eletricas Brasileiras SA, ADR	1,429	21,378
Centrais Eletricas Brasileiras SA, SADR	2,381	30,596
Cia de Concessoes Rodoviarias, ADR	2,100	54,176
Cia de Saneamento Basico do Estado de
Sao Paulo	1,990	44,575
Cielo SA	14,117	122,898
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar, ADR	314	21,672
Companhia Siderurgica Nacional SA	16,100	279,086
Companhia Vale do Rio Doce	28,900	893,304
Cosan SA Industria e Comercio	3,511	52,167
CPFL Energia SA	2,200	50,319
Cyrela Brazil Realty SA	4,000	56,619
Diagnosticos da America SA	4,400	53,050
EDP - Energias do Brasil SA	2,900	62,731
Empresa Brasileira de Aeronautica SA	10,800	75,383
Empresa Brasileira de Aeronautica SA, ADR	1,026	29,128
Fibria Celulose SA, SADR (I)(L)	1,562	27,007
Gafisa SA	5,274	40,677
Hypermarcas SA (I)	3,108	48,292
JBS SA	15,473	66,848
Localiza Rent A Car SA	2,811	47,265
Lojas Renner SA	2,800	95,965
Marfrig Frigorificos e Comercio de
Alimentos SA	4,457	45,413
MRV Engenharia e Participacoes SA	6,501	61,706
Natura Cosmeticos SA	2,300	61,850
OGX Petroleo e Gas Participacoes SA (I)	30,000	390,957
PDG Realty SA Empreendimentos
e Participacoes	6,382	76,003
Perdigao SA	15,120	230,106
Petroleo Brasileiro SA	53,929	968,937
Porto Seguro SA	4,419	56,674
Redecard SA	7,084	109,902
Rossi Residencial SA	3,875	37,101
Souza Cruz SA	1,400	69,967
Tam SA (I)	65	1,414
Tele Norte Leste Participacoes SA	2,500	46,469
Tele Norte Leste Participacoes SA, ADR	2,994	42,156
Tractebel Energia SA	6,200	92,780
Ultrapar Participacoes SA	1,500	90,248
Usinas Siderurgicas de Minas Gerais SA	4,400	67,014
Usinas Siderurgicas de Minas Gerais
SA, SADR	400	10,720
Vivo Participacoes SA, ADR	322	8,749
Votorantim Celulose e Papel SA (I)	3,172	54,854
Weg SA	4,600	50,296

		5,813,707
Canada - 7.32%
Agnico-Eagle Mines, Ltd.	3,613	256,867
Agrium, Inc.	3,461	259,684
Alimentation Couche Tard, Inc.	2,200	49,200
ARC Energy Trust	2,700	53,927
Athabasca Oil Sands Corp. (I)	5,400	54,320
Bank of Montreal	12,209	705,794

193

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Bank of Nova Scotia	22,848	$1,219,567
Barrick Gold Corp.	21,830	1,008,860
BCE, Inc.	5,273	171,581
Bombardier, Inc.	34,838	170,990
Bonavista Energy Trust	1,500	34,828
Brookfield Asset Management, Inc.	10,851	306,473
Brookfield Properties Corp.	6,634	103,614
CAE, Inc. (L)	7,016	72,417
Cameco Corp.	8,666	240,886
Canadian Imperial Bank of Commerce (L)	8,630	626,134
Canadian National Railway Company	10,598	677,761
Canadian Natural Resources, Ltd.	24,644	852,444
Canadian Oil Sands Trust	5,700	141,046
Canadian Pacific Railway, Ltd.	3,974	242,789
Canadian Tire Corp., Ltd.	1,954	108,819
Canadian Utilities, Ltd.	2,100	101,765
Cenovus Energy, Inc.	16,464	473,486
CGI Group, Inc. (I)	4,976	74,913
CI Financial Corp.	4,133	83,351
Crescent Point Energy Corp.	3,900	143,696
Eldorado Gold Corp.	11,500	212,586
Empire Company, Ltd.	800	42,811
Enbridge, Inc.	7,876	412,516
EnCana Corp.	16,764	506,553
Enerplus Resources Fund	4,100	105,598
Ensign Energy Services, Inc. (L)	3,400	41,736
Fairfax Financial Holdings, Ltd.	359	146,196
Finning International, Inc.	4,338	100,850
First Quantum Minerals, Ltd.	1,600	121,683
Fortis, Inc.	3,500	108,650
Franco-Nevada Corp.	2,200	69,214
George Weston, Ltd.	1,036	79,495
Gildan Activewear, Inc. (I)	2,200	61,880
Goldcorp, Inc.	16,556	719,266
Great-West Lifeco, Inc.	6,776	167,671
Husky Energy, Inc.	6,052	147,168
IAMGOLD Corp.	8,000	141,666
IGM Financial, Inc.	2,896	117,653
Imperial Oil, Ltd.	6,803	257,799
Industrial Alliance Insurance and Financial
Services, Inc.	2,000	61,425
Inmet Mining Corp.	1,200	66,852
Intact Financial Corp.	2,100	93,091
Ivanhoe Mines, Ltd. (I)	5,100	119,656
Jazz Air Income Fund	481	2,179
Kinross Gold Corp.	25,869	485,248
Loblaw Companies, Ltd.	2,737	108,453
Magna International, Inc.	2,243	184,057
Manulife Financial Corp. (C)	40,524	511,227
MDS, Inc. (I)	1,600	16,126
Metro, Inc.	2,700	117,143
National Bank of Canada (L)	3,768	237,784
Nexen, Inc.	10,364	208,509
Niko Resources, Ltd.	900	88,574
Onex Corp.	2,532	71,144
Open Text Corp. (I)	1,300	61,342
Pace Oil And Gas, Ltd. (I)	745	5,633
Pacific Rubiales Energy Corp. (I)	5,600	157,457
Pan American Silver Corp.	2,100	61,904
Penn West Energy Trust	8,913	178,624
PetroBakken Energy, Ltd., Class A	2,200	49,328
Petrobank Energy & Resources, Ltd. (I)	2,000	81,330
Potash Corp. of Saskatchewan, Inc.	6,511	933,334
Power Corp. of Canada	7,617	198,402
Power Financial Corp.	5,322	150,520

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Progress Energy Resources Corp.	5,100	$57,845
Provident Energy Trust	6,100	43,279
QLT, Inc. (I)	230	1,451
Research In Motion, Ltd. (I)	11,000	535,621
RioCan Real Estate Investment Trust	2,900	64,601
Ritchie Bros. Auctioneers, Inc.	2,600	53,774
Rogers Communications, Inc., Class B	9,842	368,370
Royal Bank of Canada	31,676	1,649,837
Saputo, Inc.	3,600	122,881
Shaw Communications, Inc., Class B	8,302	182,839
Sherritt International Corp. (L)	6,300	49,046
Shoppers Drug Mart Corp.	4,556	177,077
Silver Wheaton Corp. (I)	7,100	189,076
SNC-Lavalin Group, Inc.	3,613	184,706
Sun Life Financial, Inc. (Toronto Exchange)	12,552	328,409
Suncor Energy, Inc.	34,373	1,119,152
Talisman Energy, Inc.	22,926	401,077
Teck Resources, Ltd.	11,314	465,360
TELUS Corp.	3,544	150,213
Telus Corp.	1,000	44,436
The Toronto-Dominion Bank	19,500	1,410,997
Thomson Corp.	8,611	323,718
Tim Hortons, Inc.	4,200	152,994
TMX Group, Inc.	1,924	59,147
Trans-Canada Corp. (L)	15,150	562,033
TransAlta Corp.	4,921	105,030
Valeant Pharmaceuticals International, Inc.	2,750	69,358
Vermilion Energy, Inc.	900	33,782
Viterra, Inc. (I)	5,600	48,876
Yamana Gold, Inc.	16,938	193,102
Yellow Pages Income Fund	7,800	41,998

		25,235,630
Cayman Islands - 0.07%
China Dongxiang Group Company	87,500	50,428
Sands China, Ltd. (I)	46,400	83,370
Wynn Macau, Ltd. (I)	34,843	60,221
Xinao Gas Holdings, Ltd.	18,000	51,025

		245,044
Chile - 0.41%
Banco Santander Chile SA, ADR (L)	2,849	275,071
Centros Comerciales Sudamericanos SA (L)(S)	3,301	335,599
Cia Cervecerias Unidas SA, ADR	1,234	68,672
CorpBanca SA, SADR	900	66,492
Embotelladora Andina SA, ADR, Series A (L)	1,198	28,692
Embotelladora Andina SA, ADR, Series B	1,600	45,840
Empresa Nacional de Electricidad SA, ADR	2,350	126,971
Enersis SA, SADR	5,590	131,421
Inversiones Aguas Metropolitanas SA (S)	1,675	50,264
Lan Airlines SA, SADR (L)	5,140	151,322
Sociedad Quimica y Minera de Chile SA,
ADR, B Shares	1,829	88,231
Vina Concha Y Toro SA, ADR	808	38,719

		1,407,294
China - 2.77%
Agile Property Holdings, Ltd.	30,789	34,832
Air China, Ltd. (I)	128,534	178,266
Aluminum Corp. of China, Ltd. (I)	81,220	77,192
Angang Steel Company, Ltd., Class H	51,547	82,382
Anhui Conch Cement Company, Ltd.	17,860	81,060
Bank of China, Ltd., Class H	1,384,079	728,162
Bank of Communications
Company, Ltd., Class H	141,589	153,294

194

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Beijing Capital International Airport
Company, Ltd., Class H	74,789	$39,330
Beijing Datang Power Generation
Company, Ltd., Class H	142,864	59,535
BYD Company, Ltd., Class H	10,705	85,505
China BlueChemical, Ltd.	70,000	50,440
China Citic Bank Corp, Ltd.	127,000	81,684
China Coal Energy Company, Series H	91,000	149,851
China Communications
Construction Company, Ltd.	90,800	86,239
China Communications Services
Corp., Ltd., Class H	72,000	42,631
China Construction Bank Corp.	1,088,382	951,772
China COSCO Holdings Company, Ltd. (I)	50,796	57,314
China Life Insurance Company, Ltd.	180,624	714,820
China Merchants Bank Company, Ltd.	149,691	384,585
China National Building
Material Company, Ltd.	24,000	55,871
China Oilfield Services, Ltd.	70,000	109,535
China Petroleum & Chemical Corp.	377,970	333,440
China Railway Construction Corp.	71,500	96,022
China Railway Group, Ltd.	75,000	58,679
China Shenhua Energy Company, Ltd.	80,000	329,919
China Shipping Container Lines
Company, Ltd. (I)	202,473	74,518
China Shipping Development Company, Ltd.	56,432	77,452
China Telecom Corp., Ltd.	301,604	165,547
China Unicom, Ltd.	129,432	188,346
China Yurun Food Group, Ltd.	35,000	130,316
Country Garden Holdings Company	122,319	39,730
Dongfang Electrical Machinery Company, Ltd.	20,000	94,347
Dongfeng Motor Group Company, Ltd.	51,220	104,973
Foxconn International Holdings, Ltd. (I)	49,000	35,909
Golden Eagle Retail Group, Ltd.	15,000	42,366
Guangdong Investment, Ltd.	115,220	60,591
Guangzhou Automobile Group
Company, Ltd. (I)	43,819	75,565
Guangzhou R&F Properties
Company, Ltd., Class H	18,800	26,326
Huaneng Power International, Inc., Class H	125,436	77,927
Industrial & Commercial Bank of China, Ltd.	1,008,400	749,715
Jiangsu Expressway, Ltd.	49,145	51,496
Jiangxi Copper Company, Ltd., Class H	24,075	60,755
Lenovo Group, Ltd.	81,436	50,405
Maanshan Iron & Steel Company, Ltd. (L)	94,075	58,769
PetroChina Company, Ltd., Class H	512,261	596,885
PICC Property & Casualty
Company, Ltd., Class H (I)	111,220	150,698
Ping An Insurance Group Company
of China, Ltd.	28,145	287,840
Shanghai Electric Group Company, Ltd.	146,864	81,233
Shimao Property Holdings, Ltd., GDR	30,500	50,713
Shui On Land, Ltd.	106,175	52,179
Sinopec Shanghai Petrochemical
Company, Ltd., Class H	127,934	52,847
Tencent Holdings, Ltd.	20,000	434,917
Tingyi (Cayman Islands) Holding Corp.	32,000	88,266
Tsingtao Brewery Company, Ltd., Series H	14,000	80,026
Want Want China Holdings, Ltd.	79,000	73,415
Weichai Power Compnay, Ltd.	10,200	108,464
Yanzhou Coal Mining Company, Ltd., Class H	35,990	87,778
Zhejiang Expressway Company, Ltd., Class H	67,718	63,932
Zijin Mining Group, Ltd.	82,411	69,920

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
ZTE Corp., Class H	21,489	$85,057

		9,551,583
Colombia - 0.22%
BanColombia SA	11,327	743,391
Cyprus - 0.00%
Prosafe Production Public, Ltd. (I)	5,400	13,685
Czech Republic - 0.09%
CEZ AS	3,639	163,099
Komercni Banka AS	434	94,726
Telefonica O2 Czech Republic AS	3,091	66,152

		323,977
Denmark - 0.71%
A P Moller Maersk A/S	15	121,247
A P Moller Maersk A/S, Series A	25	207,777
Carlsberg A/S	2,648	275,922
Coloplast A/S	741	88,391
Danske Bank A/S (I)	10,302	248,356
DSV A/S, ADR	5,570	113,457
Novo Nordisk A/S	9,760	966,036
Novozymes A/S, B Shares	1,186	150,828
TrygVesta A/S	800	48,043
Vestas Wind Systems A/S (I)	4,989	187,800
William Demant Holdings A/S (I)	418	30,760

		2,438,617
Egypt - 0.11%
Commercial International Bank	13,058	97,457
Egypt Kuwait Holding Company	15,787	25,723
Egyptian Company for Mobile Services	919	29,192
Egyptian Financial Group-Hermes Holding	4,582	23,331
EL EZZ Aldekhela Steel Alexandria	72	10,560
EL EZZ Steel Company (I)	2,373	8,039
ElSwedy Cables Holding Co. (I)	1,884	23,424
Orascom Construction Industries	1,751	76,811
Orascom Telecom Holding SAE (I)	48,717	42,993
Telecom Egypt	8,967	27,553

		365,083
Finland - 0.77%
Elisa OYJ, Class A (I)	2,753	63,144
Fortum OYJ	9,706	254,235
Kesko OYJ	1,931	90,590
Kone OYJ	3,916	202,495
Metra OYJ	1,731	113,045
Metso OYJ	2,773	127,394
Neste Oil OYJ (L)	3,830	59,865
Nokia AB OYJ	84,256	847,261
Nokian Renkaat OYJ	2,210	76,011
Orion OYJ, Series B	2,762	55,175
Outokumpu OYJ	2,213	44,059
Pohjola Bank PLC	2,640	32,085
Rautaruukki OYJ	2,619	54,171
Sampo OYJ	9,048	244,570
Sanoma OYJ	1,560	33,001
Stora Enso OYJ, Series R	15,153	150,257
UPM-Kymmene OYJ	12,901	221,396

		2,668,754
France - 6.35%
Accor SA	3,317	121,084
Aeroports de Paris	664	54,207
Air France KLM (I)	1,926	29,528
Air Liquide SA	6,231	762,366
Alcatel-Lucent (I)	48,795	164,856

195

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Alstom SA	4,396	$224,914
Atos Origin SA (I)	1,154	52,319
AXA SA	38,629	678,283
BNP Paribas	21,144	1,510,976
Bouygues SA	5,246	225,355
Bureau Veritas SA	600	41,931
Cap Gemini SA	2,901	145,788
Carrefour SA	13,086	704,781
Casino Guichard Perrachon SA	1,109	101,715
Christian Dior SA	1,360	178,072
Cie de Saint-Gobain SA	8,804	392,539
Cie Generale de Geophysique-Veritas (I)	3,169	69,845
CNP Assurances SA	2,808	52,182
Compagnie Generale des Etablissements
Michelin, Class B (L)	3,289	251,001
Credit Agricole SA	20,001	314,226
Danone SA	12,878	771,214
Dassault Systemes SA	1,217	89,666
Edenred (I)	3,317	65,711
Eiffage SA	762	36,334
Electricite de France	5,131	221,470
Eramet	71	21,050
Essilor International SA	4,395	302,538
Eurazeo	258	17,324
European Aeronautic Defence &
Space Company (I)	8,694	217,414
Eutelsat Communications	1,618	61,794
Fonciere Des Regions	530	56,497
France Telecom SA	41,222	891,958
GDF Suez	27,343	981,903
Gecina SA	188	22,318
Groupe Eurotunnel SA	10,681	90,886
Hermes International SA	1,096	250,725
ICADE	337	35,430
Iliad SA	282	29,425
Imerys SA	560	33,640
JC Decaux SA (I)	827	21,845
Klepierre SA	2,210	85,437
L’Oreal SA	5,372	605,292
Lafarge SA	4,430	254,242
Lagardere S.C.A	2,403	93,992
Legrand SA, ADR	2,610	88,321
LVMH Moet Hennessy Louis Vuitton SA	5,467	803,568
M6-Metropole Television	1,073	25,268
Natixis (I)	13,752	78,914
Neopost SA	663	49,359
PagesJaunes Groupe SA	1,671	17,505
Pernod-Ricard SA	4,354	364,256
Peugeot SA (I)	3,000	101,237
PPR	1,611	260,721
Publicis Groupe SA	2,591	123,228
Renault SA (I)	3,943	203,658
Safran SA	3,842	108,250
Sanofi-Aventis SA	23,511	1,568,925
Schneider Electric SA	5,162	655,878
SCOR SE	3,766	90,045
Societe BIC SA	433	34,773
Societe Generale	13,848	801,731
Societe Television Francaise	2,128	33,155
Sodexho Alliance	1,964	127,697
STMicroelectronics NV	14,150	108,615
Suez Environnement SA	5,606	103,750
Technip SA	2,156	173,957
Thales SA	1,824	66,703
Total SA	47,268	2,438,054

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Unibail-Rodamco SE	1,992	$442,929
Valeo SA (I)	140	6,510
Vallourec SA	2,506	249,370
Veolia Environnement SA	7,758	204,468
Vinci SA	9,749	489,766
Vivendi SA	26,862	736,406

		21,891,090
Germany - 4.97%
Adidas AG	4,772	295,771
Allianz SE	10,247	1,156,797
BASF SE	20,781	1,312,934
Bayer AG	18,423	1,286,476
Bayerische Motoren Werke (BMW) AG (L)	7,237	508,409
Beiersdorf AG	2,228	136,757
Celesio AG	1,332	29,028
Commerzbank AG (I)(L)	17,830	147,557
Continental AG (I)	1,119	87,000
Daimler AG (I)	20,363	1,291,937
Deutsche Bank AG	14,200	776,073
Deutsche Boerse AG	4,598	307,065
Deutsche Lufthansa AG (I)	6,027	110,967
Deutsche Post AG	19,854	360,541
Deutsche Postbank AG (I)	2,466	83,956
Deutsche Telekom AG	64,948	886,868
E.ON AG	40,092	1,180,047
Fraport AG, ADR	836	50,878
Fresenius AG	796	63,718
Fresenius Medical Care AG	4,523	279,473
GEA Group AG	4,283	107,162
Hannover Rueckversicherung AG	1,110	51,059
HeidelbergCement AG	2,974	143,548
Henkel AG & Company, KGaA	2,707	122,589
Hochtief AG (L)	1,184	102,727
Infineon Technologies AG (I)	22,698	157,668
K&S AG	3,458	207,084
Linde AG	3,911	510,164
MAN AG	2,251	245,540
Merck KGAA	1,586	133,271
Metro AG	2,895	188,623
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe) (L)	4,474	620,004
Puma AG	78	25,740
Qiagen AG (I)	5,180	92,666
RWE AG	9,445	637,108
Salzgitter AG	1,027	66,657
SAP AG	19,366	959,314
Siemens AG	18,373	1,943,235
Suedzucker AG	2,022	45,236
ThyssenKrupp AG	7,213	235,575
TUI AG (I)	2,454	30,017
United Internet AG	1,746	28,234
Volkswagen AG (L)	554	61,147
Wacker Chemie AG	444	82,064

		17,148,684
Greece - 0.18%
Alpha Bank A.E. (I)	12,938	80,822
Bank of Cyprus PCL	13,755	69,163
Coca-Cola Hellenic Bottling Company SA	3,310	87,172
EFG Eurobank Ergasias SA (I)	6,561	39,336
Hellenic Telecommunications Organization SA	5,650	40,571
National Bank of Greece SA (I)	14,469	140,806
OPAP SA	4,860	76,716
Piraeus Bank SA (I)	6,558	32,314

196

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Public Power Corp. SA	4,490	$69,912

		636,812
Hong Kong - 3.19%
Alibaba.com, Ltd. (I)	48,600	101,353
ASM Pacific Technology, Ltd.	4,414	39,341
Bank of East Asia, Ltd.	29,932	125,962
Beijing Enterprises Holdings, Ltd.	15,286	108,952
Belle International Holdings, Ltd.	89,978	180,919
BOC Hong Kong Holdings, Ltd.	83,828	265,252
Cathay Pacific Airways, Ltd.	27,782	75,196
Chaoda Modern Agriculture Holdings, Ltd.	88,940	73,485
Cheung Kong Holdings, Ltd.	32,849	497,554
Cheung Kong Infrastructure Holdings, Ltd.	9,772	38,768
China Agri-Industries Holdings, Ltd.	67,216	95,083
China Everbright, Ltd.	34,216	81,136
China High Speed Transmission Equipment
Group Company, Ltd.	37,000	80,161
China Mengniu Dairy Company, Ltd.	20,502	63,298
China Merchants Holdings
International Company, Ltd.	21,949	79,662
China Mobile, Ltd.	144,530	1,479,007
China Overseas Land & Investment, Ltd.	89,522	189,465
China Resource Power Holdings, Ltd.	31,667	68,325
China Resources Enterprises, Ltd.	23,145	105,157
China Resources Land, Ltd.	46,789	95,165
China Taiping Insurance Holdings
Company, Ltd. (I)	34,000	113,705
China Travel International Investment Hong
Kong, Ltd. (I)	176,291	41,508
Citic Pacific, Ltd.	19,967	45,362
CLP Holdings, Ltd.	44,789	357,329
CNOOC, Ltd.	434,274	844,265
CNPC Hong Kong, Ltd.	40,000	51,865
COSCO Pacific, Ltd.	53,801	82,035
Esprit Holdings, Ltd.	26,524	142,799
Fosun International	92,000	73,015
GOME Electrical Appliances
Holdings, Ltd. (I)	210,384	63,581
Hang Lung Group, Ltd.	16,000	104,452
Hang Lung Properties, Ltd.	47,326	229,893
Hang Seng Bank, Ltd.	18,619	273,811
Henderson Land Development Company, Ltd.	24,891	176,940
Hengan International Group Company, Ltd.	12,000	120,688
Hong Kong & China Gas Company, Ltd.	98,168	248,245
Hong Kong Electric Holdings, Ltd.	31,582	191,779
Hong Kong Exchanges & Clearing, Ltd.	23,430	460,640
Hopewell Holdings, Ltd.	9,362	30,323
Huabao International Holdings, Ltd.	45,000	70,595
Hutchison Whampoa, Ltd.	46,377	431,755
Hysan Development Company, Ltd.	14,982	53,393
Kerry Properties, Ltd.	16,438	88,671
Kingboard Chemical Holdings, Ltd.	7,772	39,337
Li & Fung, Ltd.	51,971	292,229
Li Ning Company, Ltd.	31,751	96,377
Lifestyle International Holdings, Ltd.	8,500	21,079
Mongolia Energy Company, Ltd. (I)	66,845	27,743
MTR Corp., Ltd.	33,009	124,902
New World Development Company, Ltd.	57,457	115,238
Nine Dragons Paper Holdings, Ltd.	37,000	64,289
Noble Group, Ltd.	50,017	71,900
NWS Holdings, Ltd.	21,687	42,478
Orient Overseas International, Ltd.	3,562	28,419
Parkson Retail Group, Ltd.	42,500	73,637
PCCW, Ltd.	89,000	32,300

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Poly Hong Kong Investment, Ltd.	35,000	$37,450
Shandong Weigao Group Medical
Polymer Company, Ltd.	24,000	68,054
Shanghai Industrial Holdings, Ltd.	19,930	100,377
Shangri-La Asia, Ltd.	30,296	68,681
Sino Land Company, Ltd.	32,638	67,342
Sino-Forest Corp. (I)	4,100	68,300
Sino-Ocean Land Holdings, Ltd.	65,027	45,260
Sinofert Holdings, Ltd. (I)	82,000	47,287
Soho China, Ltd.	74,000	52,654
Sun Hung Kai Properties, Ltd.	31,839	544,985
Swire Pacific, Ltd.	17,663	242,716
Television Broadcasting Company, Ltd.	4,181	23,747
The Link	42,745	126,604
Wharf Holdings, Ltd.	30,876	198,188
Wheelock and Company, Ltd.	18,000	59,973
Wing Hang Bank, Ltd.	2,096	25,106
Yue Yuen Industrial Holdings, Ltd.	12,067	44,637

		10,991,179
Hungary - 0.10%
Gedeon Richter Rt.	257	59,555
Magyar Telekom Rt.	16,414	53,809
MOL Magyar Olaj & Gazipari Rt. (I)	799	83,835
OTP Bank Rt. (I)(L)	5,811	152,143

		349,342
India - 1.89%
Dr. Reddy’s Laboratories, Ltd., ADR (L)	4,103	132,199
Grasim Industries, Ltd., ADR	1,468	72,536
HDFC Bank, Ltd., ADR	2,245	413,911
ICICI Bank, Ltd., SADR	16,741	834,539
Infosys Technologies, Ltd., ADR	23,322	1,569,804
Larsen & Toubro, Ltd., ADR (S)	2,684	122,636
Mahindra & Mahindra, Ltd.	6,560	101,614
Ranbaxy Laboratories, Ltd., ADR (I)	5,719	72,231
Reliance Capital, Ltd. (L)(S)	2,081	36,141
Reliance Communication, Ltd., ADR (S)	44,836	168,131
Reliance Energy, Ltd., ADR (S)	1,080	77,087
Reliance Industries, Ltd., ADR (S)	45,980	2,050,708
Reliance Natural Resources, Ltd., ADR (I)(S)	26,221	45,108
Satyam Computer Services, Ltd., ADR (I)(L)	15,376	59,813
State Bank of India, GDR	1,201	172,103
Tata Communications, Ltd., ADR (I)(L)	1,174	16,107
Tata Motors, Ltd., SADR (L)	9,630	245,661
Ultratech Cement, Ltd., GDR	376	17,783
Wipro, Ltd., ADR (L)	21,460	310,312

		6,518,424
Indonesia - 0.54%
Adaro Energy Tbk	185,500	42,180
Aneka Tambang Tbk PT	104,625	27,915
Astra Agro Lestari Tbk PT	12,658	29,420
Astra International Tbk PT	41,483	264,278
Bank Central Asia Tbk PT	256,274	193,233
Bank Danamon Indonesia Tbk PT	89,071	57,820
Bank Mandiri Tbk PT	132,378	107,068
Bank Pan Indonesia Tbk PT (I)	33,314	4,253
Bank Rakyat Indonesia Tbk PT	110,501	123,612
Berlian Laju Tanker Tbk PT (I)	128,000	4,025
Bumi Resources Tbk PT	351,780	84,005
Energi Mega Persada Tbk PT (I)	138,000	1,760
Gudang Garam Tbk PT	13,000	75,020
Indocement Tunggal Prakarsa Tbk PT	26,487	54,721
Indofood Sukses Makmur Tbk PT	122,905	74,913
Indosat Tbk PT	12,500	7,720

197

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Indosat Tbk PT, ADR	20	$609
International Nickel Indonesia Tbk PT	60,000	32,867
Perusahaan Gas Negara Tbk PT	200,985	86,877
PT Indo Tambangray	10,500	48,998
PT Telekomunikiasi Indonesia Tbk PT, SADR	179	7,391
Semen Gresik Persero Tbk PT	44,140	49,038
Tambang Batubara Bukit Asam Tbk PT	46,500	101,527
Telekomunikasi Indonesia Tbk PT	213,000	219,933
Unilever Indonesia Tbk PT	23,500	44,480
United Tractors Tbk PT	47,796	109,585

		1,853,248
Ireland - 0.31%
Allied Irish Banks PLC - London Exchange (I)	1,000	699
Anglo Irish Bank Corp. PLC (I)	23,067	0
Bank of Ireland (I)	2,500	2,123
C&C Group PLC	247	1,085
CRH PLC	16,328	269,127
CRH PLC - London Exchange	238	3,916
Elan Corp. PLC (I)	4,312	24,627
Elan Corp. PLC - Euro Comp Exchange (I)	7,867	44,250
Experian PLC	24,775	269,845
Greencore Group PLC	26	42
Kerry Group PLC	531	18,623
Kerry Group PLC - London Exchange	2,506	88,501
Paddy Power PLC - London Exchange	51	1,792
Ryanair Holdings PLC, SADR (I)	1,736	53,486
Shire PLC	13,302	299,535

		1,077,651
Israel - 0.56%
Bank Hapoalim, Ltd. (I)	19,001	86,987
Bank Leumi Le-Israel, Ltd. (I)	31,056	144,309
Bezek Israeli Telecommunications Corp., Ltd.	32,666	81,554
Cellcom Israel, Ltd.	1,142	34,754
Check Point Software Technologies, Ltd. (I)	500	18,465
Delek Group, Ltd.	54	15,054
Delek Real Estate, Ltd. (I)	4,270	1,874
Discount Investment Corp.	302	6,043
Elbit Systems, Ltd.	366	19,533
Given Imaging Corp., ADR (I)	127	2,286
Harel Insurance Investments, Ltd.	238	12,441
Israel Chemicals, Ltd.	12,765	180,366
Israel Corp., Ltd. (I)	35	33,504
Israel Discount Bank, Ltd. (I)	7,854	15,611
Makhteshim-Agam Industries, Ltd.	3,701	13,740
Migdal Insurance Holdings, Ltd.	8,348	16,348
Mizrahi Tefahot Bank, Ltd.	1,983	18,380
Nice Systems, Ltd. (I)	1,180	36,404
Ormat Industries, Ltd.	4,567	37,784
Partner Communications Company, Ltd.	1,256	23,315
RADWARE, Ltd., ADR (I)	437	15,015
Syneron Medical, Ltd., ADR (I)	692	6,865
Teva Pharmaceutical Industries, Ltd.	21,014	1,113,758

		1,934,390
Italy - 1.93%
A2A SpA	34,264	52,575
Assicurazioni Generali SpA	26,464	533,877
Autogrill SpA (I)	1,665	20,877
Autostrade SpA	4,750	98,562
Banca Carige SpA	21,810	50,815
Banca Intesa SpA	25,099	64,771
Banca Monte dei Paschi di Siena SpA (I)	47,648	66,142
Banca Popolare di Milano SpA	11,502	54,923
Banche Popolari Unite SpA	12,158	118,046

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Banco Popolare Societa Cooperativa	16,645	$99,455
Beni Stabili SpA (I)	3,030	2,768
Enel SpA	146,043	779,622
Eni SpA	59,417	1,282,786
Exor SpA	1,998	46,340
Fiat SpA	18,108	280,108
Finmeccanica SpA	9,840	116,971
Intesa Sanpaolo SpA	176,453	574,736
Luxottica Group SpA	2,689	73,698
Mediaset SpA	14,911	105,765
Mediobanca SpA (I)	9,986	93,019
Mediolanum SpA (L)	4,623	20,536
Parmalat SpA	43,849	112,641
Pirelli & Company SpA	6,945	56,567
Prysmian SpA	4,754	87,019
Saipem SpA	5,660	227,228
Snam Rete Gas SpA	30,722	155,717
Telecom Italia SpA	199,534	278,519
Telecom Italia SpA, RSP	145,996	164,840
Terna Rete Elettrica Nazionale SpA	30,415	129,337
UniCredit Italiano SpA	352,637	903,020

		6,651,280
Japan - 13.79%
ABC-MART, Inc.	700	21,581
Acom Company, Ltd.	567	8,598
Advantest Corp.	3,180	63,482
AEON Company, Ltd.	12,304	132,263
AEON Credit Service Company, Ltd.	877	9,460
Aeon Mall Company, Ltd.	2,300	56,020
Air Water, Inc.	3,000	35,712
Aisin Seiki Company, Ltd.	3,979	124,131
Ajinomoto Company, Inc.	13,305	130,332
Alfresa Holdings Corp.	1,124	47,937
All Nippon Airways Company, Ltd. (I)	13,715	50,767
Amada Company, Ltd.	4,829	33,174
Aozora Bank, Ltd.	17,000	25,084
Asahi Breweries, Ltd.	9,501	190,397
Asahi Glass Company, Ltd.	22,191	226,857
Asahi Kasei Corp.	30,963	171,011
Asics Corp.	3,000	30,651
Astellas Pharma, Inc.	10,169	367,867
Bank of Kyoto, Ltd.	8,000	64,974
Bank of Yokohama, Ltd.	30,316	141,893
Benesse Holdings, Inc.	1,354	65,233
Bridgestone Corp.	14,453	263,912
Brother Industries, Ltd.	3,200	39,618
Canon Sales Company, Inc.	1,100	15,164
Canon, Inc.	25,174	1,177,161
Casio Computer Company, Ltd.	3,933	29,228
Central Japan Railway Company, Ltd.	33	242,721
Chiba Bank, Ltd.	15,896	92,896
Chiyoda Corp.	4,000	32,808
Chubu Electric Power Company, Inc.	15,277	377,742
Chugai Pharmaceutical Company, Ltd.	4,616	84,965
Chugoku Bank, Ltd.	3,000	36,477
Chugoku Electric Power Company, Inc.	6,700	132,188
Chuo Mitsui Trust Holdings, Inc.	18,010	59,861
Citizen Watch Company, Ltd.	5,835	35,121
Coca-Cola West Japan Company, Ltd.	1,077	18,165
Cosmo Oil Company, Ltd.	17,000	44,289
Credit Saison Company, Ltd.	4,391	58,873
Dai Nippon Printing Company, Ltd.	12,953	158,478
Daicel Chemical Industries, Ltd.	7,534	50,817
Daido Steel Company, Ltd.	4,000	19,495

198

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Daihatsu Motor Company, Ltd.	5,000	$67,021
Daiichi Sankyo Company, Ltd.	14,672	298,804
Daikin Industries, Ltd.	5,615	211,790
Dainippon Sumitomo Pharma Company, Ltd.	4,800	40,259
Daito Trust Construction Company, Ltd.	1,619	96,785
Daiwa House Industry Company, Ltd.	9,715	97,949
Daiwa Securities Group, Inc.	33,251	134,323
Dena Company, Ltd.	1,200	37,793
Denki Kagaku Kogyo Kabushiki Kaisha	10,477	45,171
Denso Corp.	11,422	338,475
Dentsu, Inc.	3,400	78,995
Dowa Holdings Company, Ltd.	4,860	28,936
East Japan Railway Company	7,800	471,416
Eisai Company, Ltd. (L)	5,952	208,367
Electric Power Development Company, Ltd.	2,200	66,149
Elpida Memory, Inc. (I)(L)	4,400	50,791
FamilyMart Company, Ltd.	1,060	38,043
Fanuc, Ltd.	4,379	555,386
Fast Retailing Company, Ltd.	1,066	150,178
Fuji Electric Holdings Company, Ltd.	4,420	11,631
Fuji Heavy Industries, Ltd.	11,000	70,268
Fuji Television Network, Inc.	5	6,367
FUJIFILM Holdings Corp.	10,267	340,958
Fujitsu, Ltd.	40,621	285,802
Fukuoka Financial Group, Inc.	13,000	52,115
Furukawa Electric Company, Ltd.	9,362	35,319
GS Yuasa Corp. (L)	7,000	49,230
Gunma Bank	6,477	33,961
Hakuhodo DY Holdings, Inc.	260	12,604
Hankyu Hanshin Holdings, Inc.	24,000	115,383
Hino Motors, Ltd.	4,886	23,655
Hirose Electric Company, Ltd.	583	58,830
Hisamitsu Pharmaceutical Company, Inc.	1,200	49,063
Hitachi Chemical, Ltd.	1,184	22,149
Hitachi Construction
Machinery Company, Ltd.	1,943	42,130
Hitachi High-Technologies Corp.	900	16,642
Hitachi Metals, Ltd.	2,000	23,607
Hitachi, Ltd. (I)	101,118	442,560
Hokkaido Electric Power Company, Inc.	4,768	94,973
Hokuhoku Financial Group, Inc.	34,134	62,647
Hokuriku Electric Power Company	4,300	98,221
Honda Motor Company, Ltd.	36,762	1,307,698
Hoya Corp.	9,792	239,306
Ibiden Company, Ltd.	2,600	66,186
Idemitsu Kosan Company, Ltd.	400	34,309
Inpex Corp.	20	94,159
Isetan Mitsukoshi Holdings, Ltd.	9,143	95,154
Ishikawajima-Harima Heavy
Industries Company, Ltd.	19,134	36,767
Isuzu Motors, Ltd.	19,000	73,523
ITO EN, Ltd.	906	14,895
Itochu Corp.	32,202	295,487
Itochu Techno-Science Corp.	848	27,618
Iyo Bank, Ltd.	7,000	56,838
J Front Retailing Company, Ltd.	12,000	55,894
JAFCO Company, Ltd.	853	20,196
Japan Petroleum Exploration Company, Ltd.	600	22,646
Japan Prime Realty Investment Corp.	8	17,614
Japan Real Estate Investment Corp.	11	100,121
Japan Retail Fund Investment Corp.	20	28,185
Japan Tobacco, Inc.	105	350,149
JFE Holdings, Inc.	9,962	305,468
JGC Corp.	3,886	67,623
Joyo Bank, Ltd.	17,953	78,284

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
JS Group Corp.	5,216	$102,442
JSR Corp.	3,633	62,018
Jupiter Telecommunications Company, Ltd.	32	34,501
JX Holdings, Inc.	46,511	270,250
Kajima Corp.	13,191	31,762
Kamigumi Company, Ltd.	7,534	56,033
Kaneka Corp.	5,829	35,053
Kansai Electric Power Company, Ltd.	17,478	424,537
Kansai Paint Company, Ltd.	2,238	19,089
Kao Corp.	11,962	291,963
Kawasaki Heavy Industries, Ltd.	28,963	82,416
Kawasaki Kisen Kaisha, Ltd.	17,067	64,390
KDDI Corp.	67	321,101
Keihin Electric Express
Railway Company, Ltd.	11,067	107,059
Keio Corp.	11,715	80,421
Keisei Electric Railway Company, Ltd.	5,000	32,151
Keyence Corp.	947	206,531
Kikkoman Corp.	2,238	24,736
Kinden Corp.	591	5,338
Kintetsu Corp. (L)	38,792	131,163
Kirin Holdings Company, Ltd.	18,896	268,239
Kobe Steel Company, Ltd.	54,517	128,292
Koito Manufacturing Company, Ltd.	2,000	30,672
Komatsu, Ltd.	21,230	494,282
Konami Corp.	1,043	18,459
Konica Minolta Holdings, Inc.	9,891	96,465
Koyo Seiko Company, Ltd.	3,143	29,027
Kubota Corp.	23,782	218,262
Kuraray Company, Ltd.	8,700	110,114
Kurita Water Industries, Ltd.	1,819	50,493
Kyocera Corp.	3,738	355,111
Kyowa Hakko Kogyo Company, Ltd.	5,611	55,683
Kyushu Electric Power Company, Inc.	9,031	206,300
Lawson, Inc.	1,231	56,406
Mabuchi Motor Company, Ltd.	518	26,483
Makita Corp.	1,943	61,744
Marubeni Corp.	35,202	199,511
Marui Company, Ltd.	5,264	39,509
Maruichi Steel Tube, Ltd.	1,200	23,000
Matsui Securities Company, Ltd.	3,300	18,495
Matsushita Electric Industrial Company, Ltd.	44,393	602,206
Matsushita Electric Works, Ltd.	9,181	121,887
Mazda Motor Corp.	26,000	62,800
McDonald’s Holdings Company, Ltd.	1,600	38,525
Mediceo Holdings Company, Ltd.	2,590	32,920
MEIJI Holdings Company, Ltd.	1,300	61,269
Minebea Company, Ltd.	9,477	48,961
Mitsubishi Chemical Holdings Corp.	25,000	127,254
Mitsubishi Corp.	31,156	739,386
Mitsubishi Electric Corp.	42,973	370,652
Mitsubishi Estate Company, Ltd.	25,782	420,364
Mitsubishi Gas & Chemicals Company, Inc.	5,829	33,936
Mitsubishi Heavy Industries, Ltd.	66,937	247,425
Mitsubishi Logistics Corp.	1,943	23,355
Mitsubishi Materials Corp. (I)	24,020	69,252
Mitsubishi Motors Corp. (I)(L)	89,000	116,347
Mitsubishi UFJ Financial Group	283,700	1,324,146
Mitsubishi UFJ Lease &
Finance Company, Ltd.	1,300	45,806
Mitsui & Company, Ltd.	39,611	589,368
Mitsui Chemicals, Inc.	12,010	32,452
Mitsui Engineering &
Shipbuilding Company, Ltd.	15,362	34,857
Mitsui Fudosan Company, Ltd.	18,248	307,796

199

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsui Mining & Smelting Company, Ltd.	9,010	$25,800
Mitsui O.S.K. Lines, Ltd.	27,487	173,278
Mitsui Sumitomo Insurance Group Holdings	12,500	287,709
Mitsumi Electric Company, Ltd.	1,001	15,403
Mizuho Financial Group, Inc.	460,300	668,506
Mizuho Trust & Banking Company, Ltd. (I)	20,000	16,784
Murata Manufacturing Company, Ltd.	4,304	226,896
Namco Bandai Holdings, Inc.	3,132	29,040
NEC Corp.	60,383	160,585
NGK INSULATORS, Ltd.	4,829	80,037
NGK Spark Plug Company, Ltd.	3,238	43,422
NHK Spring Company, Ltd.	1,000	8,296
Nidec Corp.	2,414	215,147
Nikon Corp.	6,781	126,194
Nintendo Company, Ltd.	2,208	551,811
Nippon Building Fund, Inc.	11	96,324
Nippon Electric Glass Company, Ltd.	9,000	123,061
Nippon Express Company, Ltd.	22,191	84,423
Nippon Meat Packers, Inc.	3,238	39,716
Nippon Paper Group, Inc.	1,800	45,106
Nippon Sheet Glass Company, Ltd.	10,829	23,664
Nippon Steel Corp.	118,464	403,906
Nippon Telegraph & Telephone Corp.	11,900	518,346
Nippon Yusen Kabushiki Kaisha	37,077	152,250
Nishi-Nippon City Bank, Ltd.	9,000	25,801
Nissan Chemical Industries, Ltd.	3,238	36,601
Nissan Motor Company, Ltd.	55,910	489,700
Nissha Printing Company, Ltd.	600	13,635
Nisshin Seifun Group, Inc.	4,886	64,336
Nisshin Steel Company	12,953	23,184
Nisshinbo Holdings, Inc.	2,591	26,043
Nissin Food Products Company, Ltd.	1,284	46,411
Nitori Company, Ltd.	632	52,844
Nitto Denko Corp.	3,468	136,012
NKSJ Holdings, Inc. (I)	30,000	188,738
NOK Corp.	1,508	26,225
Nomura Holdings, Inc.	79,593	385,970
Nomura Real Estate Holdings, Inc.	600	8,539
Nomura Real Estate Office Fund, Inc.	7	38,868
Nomura Research Institute, Ltd.	1,889	35,505
NSK, Ltd.	7,715	52,464
NTN Corp.	6,772	29,284
NTT Data Corp.	33	104,586
NTT DoCoMo, Inc.	339	566,159
NTT Urban Development Corp.	22	18,539
Obayashi Corp.	11,362	45,184
OBIC Company, Ltd.	120	22,720
Odakyu Electric Railway Company, Ltd.	13,305	123,158
Oji Paper Company, Ltd.	18,191	80,517
Olympus Corp.	4,534	119,081
Omron Corp.	3,839	87,430
Ono Pharmaceutical Company, Ltd.	1,700	74,025
Oracle Corp.	548	26,096
Oriental Land Company, Ltd.	1,007	93,909
ORIX Corp.	2,424	185,654
Osaka Gas Company, Ltd.	46,155	166,502
Otsuka Corp.	200	13,295
Rakuten, Inc.	167	122,229
Resona Holdings, Inc. (L)	14,800	132,979
Ricoh Company, Ltd.	15,601	220,663
Rinnai Corp.	948	55,776
Rohm Company, Ltd.	2,073	128,192
Sankyo Company, Ltd.	1,407	74,593
Santen Pharmaceutical Company, Ltd.	1,200	41,580
Sanyo Electric Company, Ltd. (I)	31,849	52,465

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sapporo Hokuyo Holdings, Inc.	4,000	$18,526
Sapporo Holdings, Ltd.	5,534	25,968
SBI Holdings, Inc.	263	33,065
Secom Company, Ltd.	5,010	226,263
SEGA SAMMMY HOLDINGS, Inc.	3,308	50,464
Seiko Epson Corp.	2,178	33,091
Sekisui Chemical Company, Ltd.	6,772	41,057
Sekisui House, Ltd.	11,362	102,259
Senshu Ikeda Holdings, Inc.	14,900	22,343
Seven & I Holdings Company, Ltd.	17,019	399,464
Seven Bank, Ltd.	9	16,119
Sharp Corp. (L)	21,782	216,840
Shikoku Electric Power Company, Inc.	4,400	126,300
Shimadzu Corp.	4,000	30,763
Shimamura Company, Ltd.	324	30,109
Shimano, Inc.	1,231	65,260
Shimizu Corp.	16,305	60,356
Shin-Etsu Chemical Company, Ltd.	9,189	448,698
Shinko Electric Industries Company, Ltd.	1,100	12,204
Shinko Securities Company, Ltd.	7,000	16,019
Shinsei Bank, Ltd. (I)(L)	29,906	21,182
Shionogi & Company, Ltd.	6,477	118,631
Shiseido Company, Ltd.	8,477	190,635
Shizuoka Bank, Ltd.	14,658	126,251
Showa Denko KK	35,839	68,874
Showa Shell Sekiyu KK	3,045	23,273
SMC Corp.	1,136	150,169
Softbank Corp.	18,712	613,190
Sojitz Holdings Corp.	33,809	60,871
Sony Corp.	22,758	703,926
Sony Financial Holdings, Inc.	18	58,614
Square Enix Company, Ltd.	1,400	31,420
Stanley Electric Company, Ltd.	2,692	43,006
Sumco Corp. (I)	1,600	25,021
Sumitomo Chemical Company, Ltd.	38,554	169,427
Sumitomo Corp.	26,434	341,562
Sumitomo Electric Industries, Ltd.	18,101	221,297
Sumitomo Heavy Industries, Ltd.	12,010	62,058
Sumitomo Metal Industries, Ltd.	77,423	196,207
Sumitomo Metal Mining Company, Ltd.	11,715	179,327
Sumitomo Mitsui Financial Group	29,800	869,573
Sumitomo Realty &
Development Company, Ltd.	7,124	147,578
Sumitomo Rubber Industries, Inc.	4,000	39,198
Suruga Bank, Ltd.	3,886	34,264
Suzuken Company, Ltd.	1,177	38,959
Suzuki Motor Corp.	6,700	140,933
Sysmex Corp.	800	55,488
T&D Holdings, Inc.	5,709	119,286
Taiheiyo Cement Corp. (I)	12,191	14,314
Taisei Corp.	20,134	41,526
Taisho Pharmaceuticals Company, Ltd.	2,238	45,283
Taiyo Nippon Sanso Corp.	5,181	44,165
Takashimaya Company, Ltd.	5,181	40,054
Takeda Pharmaceutical Company, Ltd.	17,051	785,640
Tanabe Seiyaku Company, Ltd.	4,000	65,168
TDK Corp.	2,532	141,667
Teijin, Ltd.	15,896	52,485
Terumo Corp.	3,497	186,036
The 77th Bank, Ltd.	10,477	53,163
The Dai-ichi Life Insurance Company, Ltd.	189	228,247
The Hachijuni Bank, Ltd.	11,000	57,522
The Hiroshima Bank, Ltd.	9,000	36,664
The Japan Steel Works, Ltd.	7,000	66,069

200

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Sumitomo Trust &
Banking Company, Ltd.	34,554	$173,378
The Tokyo Electric Power Company, Inc.	27,633	674,203
THK Company, Ltd.	2,519	47,332
Tobu Railway Company, Ltd.	20,248	116,787
Toho Company, Ltd.	3,267	52,560
Toho Gas Company, Ltd.	8,000	39,580
Tohoku Electric Power Company, Inc. (L)	10,020	221,689
Tokio Marine Holdings, Inc.	16,600	448,713
Tokuyama Corp.	3,000	15,267
Tokyo Electron, Ltd.	3,768	189,548
Tokyo Gas Company, Ltd.	54,165	245,911
Tokyo Steel Manufacturing Company, Ltd.	1,800	21,285
Tokyo Tatemono Company, Ltd.	5,000	19,215
Tokyu Corp.	28,134	124,474
Tokyu Land Corp.	6,829	28,384
TonenGeneral Sekiyu KK	5,829	53,997
Toppan Printing Company, Ltd.	14,010	109,845
Toray Industries, Inc. (L)	28,611	159,374
Toshiba Corp. (I)	89,289	433,149
Tosoh Corp.	6,772	18,297
Toto, Ltd.	3,829	26,296
Toyo Seikan Kaisha, Ltd.	2,791	50,416
Toyo Suisan Kaisha, Ltd.	2,295	47,362
Toyoda Gosei Company, Ltd.	1,166	25,704
Toyota Boshoku Corp.	700	11,675
Toyota Industries Corp.	4,510	120,692
Toyota Motor Corp.	61,653	2,209,798
Toyota Tsusho Corp.	3,600	53,186
Trend Micro, Inc.	2,267	67,618
Tsumura & Company, Ltd.	1,800	55,978
Ube Industries, Ltd.	18,963	42,125
Unicharm Corp.	2,526	101,786
UNY Company, Ltd.	2,238	17,755
Ushio, Inc.	1,943	32,786
USS Company, Ltd.	457	34,157
West Japan Railway Company, Ltd.	41	147,173
Yahoo! Japan Corp.	301	104,122
Yakult Honsha Company, Ltd.	1,743	53,895
Yamada Denki Company, Ltd.	1,814	112,574
Yamaguchi Financial Group, Inc.	6,000	56,643
Yamaha Corp.	2,474	28,785
Yamaha Motor Company, Ltd. (I)	5,909	88,623
Yamato Kogyo Company, Ltd.	300	7,283
Yamato Transport Company, Ltd.	8,420	102,075
Yamazaki Baking Company, Ltd.	3,591	43,813
Yaskawa Electric Corp.	4,000	32,344
Yokogawa Electric Corp.	2,586	17,596

		47,560,569
Luxembourg - 0.35%
ArcelorMittal	18,746	620,418
Millicom International Cellular SA	1,931	184,310
Reinet Investments SCA (I)	2,087	35,023
Reinet Investments SCA SADR (I)	7,937	13,777
SES SA	5,966	143,496
Tenaris SA	10,162	195,156

		1,192,180
Malaysia - 0.65%
AirAsia BHD (I)	21,700	15,806
Alliance Financial Group BHD	52,400	52,438
AMMB Holdings BHD	30,887	59,310
Asiatic Development BHD	15,000	37,506
Axiata Group BHD (I)	41,100	58,170

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Berjaya Corp. BHD	3,570	$463
Berjaya Corp. BHD (Kuala Lumpur Exchange)	35,700	13,096
Berjaya Sports Toto BHD	11,035	14,868
British American Tobacco Malaysia BHD	4,800	75,412
Bursa Malaysia BHD	8,000	21,063
Commerce Asset Holdings BHD	84,100	222,498
Digi.Com BHD	5,800	45,647
Gamuda BHD	24,200	30,397
Genting BHD	44,700	143,586
Guinness Anchor BHD	3,700	10,048
Hong Leong Bank BHD	6,800	20,064
Hong Leong Credit BHD	5,600	16,434
IJM Corp. BHD	45,710	76,828
IOI Corp. BHD	77,466	137,221
KNM Group BHD (I)	117,150	17,293
Kuala Lumpur Kepong BHD	8,250	45,420
Lafarge Malayan Cement BHD	9,360	23,935
Malayan Banking BHD	75,542	215,492
Malaysian Airline System BHD (I)	18,400	13,881
MISC BHD	26,280	74,430
MMC Corp. BHD	3,800	3,691
Parkson Holdings BHD	19,998	37,685
Petronas Dagangan BHD	6,600	23,512
Petronas Gas BHD	8,100	28,597
PLUS Expressways BHD	24,600	33,253
PPB Group BHD	7,300	40,701
Public Bank BHD	1,526	6,208
Public Bank BHD - Foreign Market	21,000	84,628
Resorts World BHD	54,500	59,819
RHB Capital BHD	26,200	61,299
Sime Darby BHD	50,801	139,844
SP Setia BHD	10,600	15,427
Telekom Malaysia BHD	15,700	17,387
Tenaga Nasional BHD	25,800	73,698
UEM Land Holdings BHD (I)	36,187	27,411
UMW Holdings BHD	24,700	54,193
YTL Corp. BHD	14,586	35,488
YTL Power International BHD	82,365	61,078

		2,245,225
Malta - 0.00%
BGP Holdings PLC (I)	141,174	0
Mexico - 0.98%
Alfa SA de CV	5,936	45,927
America Movil SAB de CV, Series L	421,594	1,126,780
Cemex SA de CV (I)	221,041	188,913
Coca-Cola Femsa SAB de CV, Series L	5,059	39,463
Desarrolladora Homex SA de CV (I)	7,400	39,972
Fomento Economico Mexicano SA de CV	51,365	261,234
Fresnillo PLC	4,319	84,407
Grupo Aeroportuario del Pacifico SA de
CV, Series B	8,500	29,355
Grupo Bimbo SA de CV	9,288	67,808
Grupo Carso SA de CV	15,484	78,147
Grupo Elektra SA de CV	1,800	62,920
Grupo Financiero Banorte SA de CV	35,109	133,174
Grupo Financiero Inbursa SA de CV	17,341	68,392
Grupo Mexico SAB de CV, Series B	90,444	260,674
Grupo Modelo SA	16,408	90,753
Grupo Televisa SA	49,843	189,102
Industrias Penoles SA de CV	2,050	49,633
Kimberly-Clark de Mexico SA de CV	14,026	89,988
Mexichem SAB de CV	16,491	46,156
Telefonos de Mexico SA de CV	107,820	80,683
Urbi Desarrollos Urbanos SA de CV (I)	17,600	36,857

201

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Wal-Mart de Mexico SA de CV, Series V	127,930	$321,813

		3,392,151
Netherlands - 1.82%
Aegon NV (I)	34,800	208,717
Akzo Nobel NV	5,007	309,762
ASML Holding NV	9,545	286,200
Corio NV	1,300	88,924
Delta Lloyd NV	1,776	33,270
Fugro NV	1,904	125,288
Heineken Holding NV	2,904	127,171
Heineken NV	6,005	312,146
ING Groep NV (I)	87,756	906,314
Koninklijke (Royal) KPN NV	37,618	582,330
Koninklijke Ahold NV	25,713	346,762
Koninklijke Boskalis Westinster NV	1,859	78,073
Koninklijke DSM NV	3,262	167,360
Koninklijke Philips Electronics NV	22,476	708,492
Koninklijke Vopak NV	1,450	69,287
Randstad Holdings NV (I)	2,698	122,669
Reed Elsevier NV	17,086	215,791
SBM Offshore NV	4,334	82,270
TNT NV	8,885	239,065
Unilever NV (L)	37,690	1,129,247
Wolters Kluwer NV	7,194	151,355

		6,290,493
New Zealand - 0.08%
Auckland International Airport, Ltd.	35,845	53,888
Contact Energy, Ltd. (I)	4,564	18,943
Fletcher Building, Ltd.	15,433	91,184
Sky City Entertainment Group, Ltd.	6,492	13,472
Telecom Corp. of New Zealand, Ltd.	62,619	93,452

		270,939
Norway - 0.49%
Aker Solutions ASA	3,681	53,415
DnB NOR ASA	20,289	276,615
Norsk Hydro ASA (L)	23,981	144,923
Orkla ASA	16,158	149,019
Renewable Energy Corp. ASA (I)	13,486	45,749
Statoil ASA	24,772	517,172
Telenor ASA	17,791	278,917
Yara International ASA	4,812	217,844

		1,683,654
Peru - 0.20%
Compania de Minas Buenaventura SA	3,833	174,084
Credicorp SA	2,108	238,225
Credicorp, Ltd., ADR	50	5,695
Southern Peru Copper Corp.	8,121	284,235

		702,239
Philippines - 0.14%
Ascendas Real Estate Investment Trust	35,395	59,047
Ayala Corp.	2,356	21,921
Ayala Land, Inc.	163,200	65,321
Banco De Oro	4,786	6,567
Bank of the Philippine Islands	44,139	54,769
Filinvest Land, Inc.	98,991	2,982
Globe Telecommunications, Inc.	830	16,825
Jollibee Foods Corp.	10,900	22,845
Manila Electric Company	5,957	30,537
Metropolitan Bank & Trust Company	15,500	24,684
Philippine Long Distance Telephone Company	1,120	66,818
PNOC Energy Development Corp.	207,938	28,801

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Philippines (continued)
SM Investments Corp.	4,340	$56,350
SM Prime Holdings, Ltd.	136,479	39,201

		496,668
Poland - 0.37%
Asseco Poland SA PDA	2,030	36,626
Bank Handlowy w Warszawie SA	326	9,796
Bank Millennium SA (I)	12,341	21,294
Bank Pekao SA	3,048	180,123
Bank Zachodni WBK SA	639	47,246
Boryszew SA (I)	3,966	6,507
BRE Bank SA (I)	365	32,410
Cyfrowy Polsat SA	6,360	32,677
Firma Oponiarska Debica SA	64	1,396
Getin Holding SA (I)	5,118	18,918
Globe Trade Centre SA (I)	3,523	26,871
Grupa Lotos SA (I)	722	7,736
ING Bank Slaski SA (I)	33	9,344
KGHM Polska Miedz SA	3,252	130,990
PBG SA	272	22,851
Polish Oil & Gas Company	27,824	34,419
Polska Grupa Energetyczna SA	7,406	59,821
Polski Koncern Naftowy Orlen SA (I)	8,578	117,889
Powszechna Kasa Oszczednosci Bank
Polski SA	14,985	226,812
Powszechny Zaklad Ubezpieczen SA	969	136,339
Sygnity SA (I)	207	1,119
Telekomunikacja Polska SA	14,172	87,593
TVN SA	4,829	28,723

		1,277,500
Portugal - 0.20%
Banco Comercial dos Acores SA (L)	64,836	56,573
Banco Espirito Santo SA	11,295	52,207
Brisa Auto Estrada SA	3,507	22,635
Cimpor-Cimentos De Portugal SA	4,601	29,639
Electricidade de Portugal SA	37,846	129,621
Galp Energia SGPS SA	3,215	55,577
Jeronimo Martins SGPS SA	4,434	59,373
Portugal Telecom SGPS SA	20,186	268,928

		674,553
Russia - 1.38%
Comstar United Telesystems, GDR (I)	9,720	62,694
Gazprom OAO, SADR	74,875	1,568,631
Gazprom OAO, SADR (London Exchange)	1,840	38,718
JSC MMC Norilsk Nickel, ADR	27,230	464,272
Lukoil OAO, ADR	15,215	862,691
Mechel, SADR	4,296	106,970
Mobile TeleSystems, SADR	12,247	260,004
NovaTek OAO, ADR	2,317	199,220
Novolipetsk Steel, ADR	2,328	83,808
Polyus Gold Company ZAO, SADR	4,190	108,731
Rostelecom, ADR (L)	2,023	53,711
Sistema JSFC, Reg. S, GDR	2,966	80,185
Surgutneftegaz SADR	21,410	100,199
Surgutneftegaz, ADR (L)	20,930	200,509
Tatneft, ADR (L)	9,856	308,394
UralsvyAzinform, ADR (I)	1,479	11,388
VolgaTelecom, ADR (I)(L)	1,355	9,485
VTB Bank OJSC, GDR	28,849	166,446
Wimm-Bill-Dann Foods OJSC, ADR	3,792	85,775

		4,771,831
Singapore - 1.10%
Capitaland, Ltd.	63,587	196,177

202

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
CapitaMall Trust	60,552	$99,076
City Developments, Ltd.	12,715	123,284
ComfortDelGro Corp., Ltd.	55,269	63,835
Cosco Corp. Singapore, Ltd. (L)	42,000	56,490
DBS Group Holdings, Ltd.	40,833	436,888
Fraser and Neave, Ltd.	19,200	95,058
Genting Singapore PLC (I)	98,400	139,483
Golden Agri-Resources, Ltd.	210,085	90,974
Jardine Cycle and Carriage, Ltd.	2,924	87,567
K-Green Trust (I)	6,562	5,437
Keppel Corp., Ltd.	26,810	183,376
Keppel Land, Ltd.	16,000	49,233
Neptune Orient Lines, Ltd. (I)	15,133	22,789
Olam International, Ltd.	22,281	55,194
Oversea-Chinese Banking Corp., Ltd.	58,377	392,556
SembCorp Industries, Ltd.	30,415	100,769
SembCorp Marine, Ltd.	13,706	41,040
Singapore Airlines, Ltd.	13,880	172,148
Singapore Airport Terminal Services, Ltd.	10,132	21,948
Singapore Exchange, Ltd.	22,601	155,291
Singapore Press Holdings, Ltd.	39,059	126,349
Singapore Technologies Engineering, Ltd.	39,202	100,314
Singapore Telecommunications, Ltd.	174,430	416,236
Suntec Real Estate Investment Trust	191	219
United Overseas Bank, Ltd.	27,592	384,100
UOL Group, Ltd.	7,568	26,688
Wilmar International, Ltd.	25,000	114,170
Yangzijiang Shipbuilding Holdings, Ltd.	38,000	50,948

		3,807,637
South Africa - 1.76%
ABSA Group, Ltd.	6,306	121,179
Adcock Ingram Holdings, Ltd.	4,907	44,697
African Bank Investments, Ltd.	13,703	70,441
African Rainbow Minerals, Ltd.	2,145	51,670
Anglo Platinum, Ltd. (I)	1,648	156,100
AngloGold Ashanti, Ltd.	8,473	392,225
Aspen Pharmacare Holdings, Ltd. (I)	4,269	57,551
Aveng, Ltd.	7,920	49,409
Bidvest Group, Ltd.	7,302	154,108
Discovery Holdings, Ltd., ADR	9,036	50,662
FirstRand, Ltd.	59,334	182,539
Foschini, Ltd.	3,406	40,541
Gold Fields, Ltd.	16,000	243,530
Growthpoint Properties, Ltd.	29,212	71,770
Harmony Gold Mining Company, Ltd.	7,113	80,007
Hulamin, Ltd. (I)	156	216
Impala Platinum Holdings, Ltd.	11,959	308,484
Imperial Holdings, Ltd.	5,062	82,127
Investec, Ltd.	3,621	30,880
Kumba Iron Ore, Ltd.	1,658	86,275
Kumba Resources, Ltd.	2,168	37,412
Liberty Holdings, Ltd.	3,638	36,967
Massmart Holdings, Ltd.	3,626	76,873
Mittal Steel South Africa, Ltd.	3,365	39,735
MTN Group, Ltd.	36,037	651,190
Murray & Roberts Holdings, Ltd.	5,230	33,672
Naspers, Ltd.	8,488	414,758
Nedbank Group, Ltd.	3,976	83,904
Netcare, Ltd. (I)	37,390	74,183
Northam Platinum, Ltd.	5,619	37,053
Pick’n Pay Stores, Ltd.	2,994	18,541
Pretoria Portland Cement Company, Ltd.	9,199	42,174
Redefine Income Fund, Ltd.	67,758	78,634
Remgro, Ltd.	8,783	137,381

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Reunert, Ltd.	5,060	$44,978
RMB Holdings, Ltd.	13,774	74,966
Sanlam, Ltd.	43,663	164,647
Sappi, Ltd. (I)	17,308	89,051
Sasol, Ltd.	13,639	611,628
Shoprite Holdings, Ltd.	8,525	120,753
Standard Bank Group, Ltd.	26,121	415,663
Steinhoff International Holdings, Ltd. (I)	25,276	74,417
Super Group, Ltd. (I)	2,898	245
Telkom SA, Ltd.	5,943	32,758
Tiger Brands, Ltd.	3,203	86,955
Trans Hex Group, Ltd. (I)	514	251
Truworths International, Ltd.	13,754	137,826
Vodacom Group, Ltd.	9,731	96,477
Woolworths Holdings, Ltd.	24,928	96,681

		6,084,184
South Korea - 3.08%
Amorepacific Corp.	60	60,301
Busan Bank	2,097	25,840
Cheil Industries, Inc.	840	73,523
CJ CheilJedang Corp.	120	25,363
Daegu Bank	3,940	51,870
Daelim Industrial Company, Ltd.	480	35,530
Daewoo Engineering &
Construction Company, Ltd.	6,620	65,372
Daewoo International Corp.	836	29,474
Daewoo Securities Company, Ltd.	2,350	51,836
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	1,710	40,868
DC Chemical Company, Ltd.	240	74,407
Dongbu Insurance Company, Ltd.	990	30,606
Dongkuk Steel Mill Company, Ltd.	2,180	52,264
Doosan Corp.	370	49,487
Doosan Heavy Industries and
Construction Company, Ltd.	580	43,187
Doosan Infracore Company, Ltd. (I)	4,030	84,799
GS Engineering & Construction Corp.	1,110	85,376
GS Holdings Corp.	1,880	91,015
Hana Financial Group, Inc.	4,870	144,152
Hanjin Heavy Industries &
Construction Company, Ltd.	1,053	33,199
Hankook Tire Company, Ltd.	3,350	96,808
Hanwha Chemical Corp.	2,217	53,179
Hanwha Corp.	840	32,413
Hite Brewery Company, Ltd.	162	18,044
Hite Holdings Company, Ltd.	200	3,920
Honam Petrochemical Corp.	230	42,865
Hynix Semiconductor, Inc. (I)	11,990	233,319
Hyosung Corp.	390	42,071
Hyundai Department Store Company, Ltd.	800	96,823
Hyundai Development Company	1,140	30,194
Hyundai Engineering &
Construction Company, Ltd.	990	62,948
Hyundai Heavy Industries Company, Ltd.	920	264,251
Hyundai Mipo Dockyard Company, Ltd.	570	94,234
Hyundai Mobis	1,540	347,110
Hyundai Motor Company, Ltd.	3,380	453,547
Hyundai Securities Company, Ltd.	2,435	34,170
Hyundai Steel Company	1,100	113,082
Industrial Bank of Korea	2,860	39,130
Kangwon Land, Inc.	1,500	32,625
KB Financial Group, Inc.	5,140	220,891
KB Financial Group, Inc., ADR	2,566	110,004
KCC Corp.	240	77,248

203

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Kia Motors Corp.	3,510	$113,285
Korea Electric Power Corp. (I)	3,830	98,891
Korea Electric Power Corp., SADR (I)	3,533	45,682
Korea Exchange Bank	4,620	56,129
Korea Gas Corp.	1,230	52,717
Korea Investment Holdings Company, Ltd.	600	18,418
Korea Zinc Company, Ltd.	340	93,333
Korean Air Lines Company, Ltd. (I)	1,139	77,517
Korean Reinsurance Company, Ltd.	15	149
KT Corp.	2,633	105,581
KT Corp. SADR	1,397	28,583
KT&G Corp.	2,410	143,724
Kumho Industrial Company, Ltd. (I)	540	1,538
LG Chem, Ltd.	988	288,980
LG Corp.	1,990	143,985
LG Display Company, Ltd.	3,760	130,179
LG Display Company, Ltd., ADR (L)	2,360	41,158
LG Electronics, Inc.	2,070	174,465
LG Household & Health Care, Ltd.	310	114,458
LG Innotek Company, Ltd.	210	25,831
LG Telecom, Ltd.	11,952	77,277
Lotte Confectionery Company, Ltd.	44	51,467
Lotte Shopping Company, Ltd.	170	70,943
LS Cable, Ltd.	870	89,273
Mirae Asset Securities Company, Ltd.	875	46,068
NCSoft Corp.	380	79,052
NHN Corp. (I)	828	142,328
Pacific Corp.	20	3,241
POSCO	1,559	705,527
S-Oil Corp.	850	52,758
S1 Corp.	810	44,470
Samsung Card Company, Ltd.	1,490	75,028
Samsung Corp.	2,810	153,288
Samsung Electro-Mechanics Company, Ltd.	1,160	126,661
Samsung Electronics Company, Ltd.	2,563	1,746,572
Samsung Engineering Company, Ltd.	600	79,985
Samsung Fire & Marine
Insurance Company, Ltd.	820	140,236
Samsung Heavy Industries Company, Ltd.	3,350	88,582
Samsung SDI Company, Ltd.	660	90,299
Samsung Securities Company, Ltd.	990	56,351
Samsung Techwin Company, Ltd.	677	67,094
Seoul Semiconductor Company, Ltd.	720	27,406
Shinhan Financial Group Company, Ltd.	8,575	328,273
Shinsegae Company, Ltd.	303	159,706
SK C&C Company, Ltd.	340	30,266
SK Energy Company, Ltd.	1,280	163,340
SK Holdings Company, Ltd.	719	74,724
SK Networks Company, Ltd.	3,090	30,352
SK Telecom Company, Ltd.	470	70,691
SK Telecom Company, Ltd. ADR	3,498	61,110
STX Pan Ocean Company, Ltd.	3,650	38,734
Tong Yang Investment Bank	6	56
Woongjin Coway Company, Ltd.	1,930	75,211
Woori Finance Holdings Company, Ltd.	4,570	56,915
Woori Investment & Securities Company, Ltd.	2,910	53,214
Yuhan Corp.	334	54,395

		10,612,841
Spain - 2.56%
Abertis Infraestructuras SA	7,395	137,908
Acciona SA	749	63,439
Acerinox SA	1,561	27,830
ACS Actividades de Construccion y
Servicios SA (L)	2,925	146,254

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	81,330	$1,101,420
Banco de Sabadell SA (L)	23,481	117,540
Banco de Valencia SA (I)	2,674	15,222
Banco Popular Espanol SA	19,082	120,805
Banco Santander SA	186,950	2,368,603
Bankinter SA (L)	6,779	47,054
Cintra Concesiones de Infraestructuras de
Transporte SA	11,218	105,095
Criteria Caixacorp SA	15,574	81,913
EDP Renovaveis SA (I)	3,867	21,901
Enagas	3,245	65,855
Fomento de Construcciones SA	432	11,933
Gamesa Corporacion Tecnologica SA (I)	4,927	34,457
Gas Natural SDG SA	5,781	86,085
Gestevision Telecinco SA	3,129	34,429
Grifols SA	1,776	25,460
Iberdrola Renovables SA	21,843	72,692
Iberdrola SA	88,175	679,475
Iberia Lineas Aereas de Espana SA (I)	6,193	23,895
Inditex SA	5,177	410,948
Indra Sistemas SA	1,823	34,821
Mapfre SA	15,332	46,739
Red Electrica De Espana	2,815	132,568
Repsol YPF SA	17,051	440,094
Telefonica SA	93,390	2,316,804
Zardoya Otis SA	3,958	70,909
Zeltia SA (I)	175	762

		8,842,910
Sweden - 1.99%
Alfa Laval AB	4,804	84,304
Assa Abloy AB, Series B	8,099	204,569
Atlas Copco AB, Series A	16,641	321,829
Atlas Copco AB, Series B	10,222	179,968
Boliden AB	6,000	91,096
Electrolux AB	5,064	124,809
Ericsson (LM), Series B	66,490	730,417
Getinge AB, Series B	2,912	68,074
Hennes & Mauritz AB, B Shares	23,464	849,552
Holmen AB, Series B	371	11,453
Husqvarna AB, B Shares	6,017	44,607
Investor AB, B Shares	11,200	227,257
Kinnevik Investment AB	5,500	116,595
Loomis AB	1,539	18,503
Modern Times Group AB, B Shares	1,128	84,071
Nordea Bank AB	70,768	738,301
Sandvik AB	24,537	376,651
Scania AB, Series B	4,952	109,451
Securitas AB, Series B	3,499	37,716
Skandinaviska Enskilda Banken AB, Series A	33,294	247,308
Skanska AB, Series B	9,559	175,643
SKF AB, B Shares	9,852	226,822
SSAB AB, Series A	2,022	32,277
SSAB AB, Series B	1,192	16,764
Svenska Cellulosa AB	14,076	214,416
Svenska Handelsbanken AB, Series A	11,139	365,540
Swedbank AB, Class A (I)	14,200	197,175
Swedish Match AB	4,653	124,163
Tele2 AB, Series B	3,680	77,297
Teliasonera AB	52,543	424,917
Volvo AB, Series B (I)	23,220	341,343

		6,862,888
Switzerland - 5.41%
ABB, Ltd. (I)	50,204	1,059,326

204

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Actelion, Ltd. (I)	2,619	$104,980
Adecco SA	3,079	161,148
Aryzta AG	2,257	98,571
Baloise Holding AG	1,305	117,831
Compagnie Financiere Richemont SA	12,087	581,750
Credit Suisse Group AG	26,244	1,123,977
GAM Holding, Ltd. (I)	5,595	84,883
Geberit AG	1,083	193,027
Givaudan AG	201	205,499
Holcim, Ltd.	5,714	367,328
Julius Baer Group, Ltd.	5,595	203,942
Kuehne & Nagel International AG	1,411	169,598
Lindt & Spruengli AG - PC	25	59,950
Lindt & Spruengli AG - REG	3	83,823
Logitech International SA (I)(L)	4,213	73,481
Lonza Group AG	1,192	101,884
Nestle SA	78,636	4,191,000
Nobel Biocare Holding AG	2,901	52,205
Novartis AG	47,709	2,749,179
Pargesa Holding SA, ADR	791	57,794
Roche Holdings AG	15,887	2,169,215
Schindler Holding AG - PC	1,382	148,309
Schindler Holding AG - REG	494	52,832
SGS SA	132	213,450
Sika AG	46	84,918
Sonova Holding AG	1,149	140,379
Straumann Holding AG	186	41,531
Swatch Group AG	1,185	81,939
Swiss Life Holding (I)	864	98,284
Swiss Reinsurance Company, Ltd.	8,206	359,382
Swisscom AG	614	247,873
Syngenta AG	2,139	531,915
Synthes AG	1,516	175,202
The Swatch Group AG	787	296,631
UBS AG Swiss Exchange (I)	82,966	1,411,163
Zurich Financial Services AG	3,341	783,648

		18,677,847
Taiwan - 2.02%
Acer, Inc.	53,424	135,697
Advanced Semiconductor Engineering, Inc.	91,226	73,689
Advantech Company, Ltd.	1,647	4,330
Asia Cement Corp.	33,727	34,315
Asia Optical Company, Inc. (I)	79	128
Asustek Computer, Inc.	12,256	88,089
AU Optronics Corp. (I)	163,827	171,133
Catcher Technology Company, Ltd.	8,184	18,852
Cathay Financial Holdings Company, Ltd.	134,767	205,693
Chang Hwa Commercial Bank, Ltd.	68,000	45,472
Cheng Shin Rubber Industry Company, Ltd.	15,752	34,675
Cheng Uei Precision Industry Company, Ltd.	6,814	12,589
China Airlines, Ltd. (I)	24,472	17,614
China Development Financial Holdings Corp.	174,718	50,618
China Motor Company, Ltd. (I)	65	51
China Steel Corp.	223,166	230,426
Chinatrust Financial Holding Company, Ltd.	191,895	120,954
Chunghwa Picture Tubes, Ltd. (I)	64,630	9,258
Chunghwa Telecom Company, Ltd.	105,185	235,561
CMC Magnetics Corp. (I)	18,000	4,794
Compal Communications, Inc.	5,512	5,068
Compal Electronics, Inc.	79,764	95,544
D-Link Corp.	361	394
Delta Electronics, Inc.	32,331	134,996
E.Sun Financial Holding Company, Ltd.	40,867	21,168
Epistar Corp.	10,064	31,868

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Eternal Chemical Company, Ltd.	3,871	$4,050
EVA Airways Corp. (I)	21,476	18,701
Evergreen Marine Corp. (I)	8,000	5,663
Everlight Electronics Company, Ltd.	6,535	18,411
Far Eastern Department Stores Company, Ltd.	17,736	22,275
Far Eastern New Century Corp.	57,626	79,201
Far EasTone
Telecommunications Company, Ltd.	16,159	22,653
First Financial Holding Company, Ltd.	88,994	58,903
Formosa Chemicals & Fibre Corp.	59,740	144,134
Formosa Petrochemical Corp.	24,720	63,915
Formosa Plastic Corp.	85,160	208,942
Formosa Taffeta Company, Ltd.	5,000	4,063
Foxconn Technology Company, Ltd.	12,514	39,653
Fubon Financial Holding Company, Ltd.	100,794	123,999
HannStar Display Corp. (I)	58,031	11,585
High Tech Computer Corp.	15,236	345,595
Hon Hai Precision Industry Company, Ltd.	191,060	718,028
Hua Nan Financial Holdings Company, Ltd.	59,504	38,620
InnoLux Display Corp. (I)	88,017	119,666
Inotera Memories, Inc. (I)	428	240
Inventec Appliances Corp.	813	659
Inventec Company, Ltd.	23,659	12,293
KGI Securities Company, Ltd.	30,000	13,469
Kinsus Interconnect Technology Corp.	1,035	2,649
Largan Precision Company, Ltd.	1,143	21,760
Lite-On Technology Corp.	38,461	48,484
Macronix International Company, Ltd.	47,677	29,636
MediaTek, Inc.	20,340	286,022
Mega Financial Holding Company, Ltd.	171,000	115,362
Mitac International	2,814	1,337
Mosel Vitelic, Inc. (I)	428	238
Motech Industries, Inc.	4,359	16,233
Nan Ya Plastics Corp.	111,240	243,271
Nan Ya Printed Circuit Board Corp.	1,154	4,485
Nanya Technology Corp. (I)	22,826	15,444
Novatek Microelectronics Corp., Ltd.	7,361	20,811
Pan-International Industrial Company, Ltd. (I)	321	500
Pegatron Corp. (I)	32,989	43,113
Polaris Securities Company, Ltd.	29,282	14,520
Pou Chen Corp.	36,641	32,163
Powerchip Semiconductor Corp. (I)	64,457	17,892
Powertech Technology, Inc.	11,954	38,438
President Chain Store Corp.	7,496	32,248
Qisda Corp. (I)	16,048	11,362
Quanta Computer, Inc.	39,771	64,737
Realtek Semiconductor Corp.	5,824	13,453
Richtek Technology Corp.	2,425	18,000
Shin Kong Financial Holding
Company, Ltd. (I)	89,901	32,212
Siliconware Precision Industries Company	54,855	57,627
SinoPac Holdings Company, Ltd.	97,000	36,313
Synnex Technology International Corp.	23,741	55,001
Taishin Financial Holdings Company, Ltd. (I)	60,022	26,885
Taiwan Cement Corp.	55,397	59,060
Taiwan Cooperative Bank	39,215	27,857
Taiwan Fertilizer Company, Ltd.	13,000	40,675
Taiwan Glass Industrial Corp.	9,791	9,921
Taiwan Mobile Company, Ltd.	35,842	73,986
Taiwan Semiconductor
Manufacturing Company, Ltd.	547,227	1,085,591
Tatung Company, Ltd. (I)	51,000	10,064
Teco Electric & Machinery Company, Ltd.	16,000	9,298
Transcend Information, Inc.	6,608	17,019
Tripod Technology Corp.	3,703	14,095

205

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Tung Ho Steel Enterprise Corp.	8,132	$7,619
U-Ming Marine Transport Corp.	5,000	9,804
Uni-President Enterprises Corp.	69,300	89,846
Unimicron Technology Corp.	20,604	36,243
United Microelectronics Corp.	258,313	114,451
Vanguard International Semiconductor Corp.	126	55
Wafer Works Corp. (I)	136	207
Walsin Lihwa Corp. (I)	28,000	16,695
Wan Hai Lines, Ltd. (I)	5,250	3,669
Wistron Corp.	32,068	58,477
Ya Hsin Industrial Company, Ltd. (I)	22,000	0
Yang Ming Marine Transport Corp. (I)	3,044	1,956
Yuanta Financial Holdings Company, Ltd.	150,130	91,159
Yulon Motor Company, Ltd.	17,510	31,591
Zinwell Corp.	904	1,589

		6,968,817
Thailand - 0.42%
Advanced Info Service PLC	16,600	51,960
Bangkok Bank PCL	6,300	32,339
Bangkok Bank PCL, NVDR	18,300	97,248
Bank of Ayudhya PCL	99,000	81,450
Banpu PCL	4,100	97,282
BEC World PCL	25,900	33,068
C.P. Seven Eleven PCL	56,395	78,507
Charoen Pokphand Foods PCL	69,900	58,154
Electricity Generating PCL	800	2,453
Glow Energy PCL	13,200	18,593
IRPC PCL	214,900	29,456
Kasikornbank PCL	11,700	45,045
Kasikornbank PCL	22,800	93,031
Krung Thai Bank PCL	79,500	44,530
PTT Aromatics & Refining PCL	29,486	26,717
PTT Chemical PCL	7,797	34,682
PTT Exploration & Production PCL	24,200	122,794
PTT PCL, Foreign Shares	18,200	178,102
Siam Cement PCL, Foreign Shares	11,700	141,670
Siam City Cement PCL	1,800	14,234
Siam Commercial Bank PCL	25,500	86,960
Thai Oil PCL	33,400	58,051
Total Access Communication PCL	10,000	13,756

		1,440,082
Turkey - 0.44%
Adana Cimento Sanayii Turk Anonim
Sirketi, Class A	685	2,438
Akbank AS	24,726	151,058
Akcansa Cimento AS	635	3,356
Aksigorta AS	3,270	4,605
Anadolu Efes Biracilik ve Malt Sanayii AS	6,968	108,801
Asya Katilim Bankasi AS	1,627	3,889
BIM Birlesik Magazalar AS	3,180	91,708
Coca-Cola Icecek AS	5,020	61,390
Dogan Sirketler Grubu Holdings AS (I)	26,757	19,405
Enka Insaat ve Sanayi AS	15,418	67,066
Eregli Demir ve Celik Fabrikalari (I)	13,800	49,074
HACI Omer Sabanci Holding AS	17,051	88,269
Is Gayrimenkul Yatirim Ortakligi AS	2,702	3,229
KOC Holdings AS	14,973	71,289
Tupras Turkiye Petrol Rafine AS	2,088	55,979
Turk Telekomunikasyon AS	9,035	40,553
Turkcell Iletisim Hizmetleri AS	13,561	91,146
Turkiye Garanti Bankasi AS	44,592	258,492
Turkiye Halk Bankasi AS	9,317	86,144
Turkiye Is Bankasi AS	31,745	134,747

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Turkiye Vakiflar Bankasi Tao	22,351	$67,881
Yapi ve Kredi Bankasi AS (I)	13,970	48,226

		1,508,745
Ukraine - 0.01%
Kernel Holding SA (I)	818	18,557
United Kingdom - 14.37%
3i Group PLC	19,182	86,499
Admiral Group PLC	4,748	124,142
Aggreko PLC	5,825	143,846
AMEC PLC (I)	9,092	141,050
Anglo American PLC	30,343	1,207,445
Antofagasta PLC (I)	9,593	186,779
ARM Holdings PLC	29,368	183,065
Associated British Foods PLC	9,452	155,837
AstraZeneca PLC (I)	32,667	1,658,520
Autonomy Corp. PLC (I)	5,639	160,730
Aviva PLC	61,989	389,229
Babcock International Group PLC	9,426	84,452
BAE Systems PLC	80,849	435,200
Balfour Beatty PLC	12,644	53,219
Barclays PLC	259,589	1,218,969
BG Group PLC	75,752	1,331,997
BHP Billiton PLC	49,778	1,589,402
BP PLC	426,195	2,913,648
British Airways PLC (I)(L)	10,101	38,514
British American Tobacco PLC	45,234	1,690,012
British Land Company PLC	21,582	157,756
British Sky Broadcasting Group PLC	27,208	301,561
BT Group PLC	181,279	398,943
Bunzl PLC	6,541	78,058
Burberry Group PLC	10,773	176,133
Cable & Wireless Worldwide	61,515	70,993
Cairn Energy PLC (I)	33,540	239,183
Capita Group PLC	14,886	183,972
Capital Shopping Centres Group PLC	12,534	72,323
Carnival PLC	4,350	171,108
Cattles PLC (I)	255	0
Centrica PLC	116,907	594,391
Cobham PLC	28,969	105,254
Compass Group PLC	43,677	364,212
Diageo PLC	55,610	958,269
Enquest PLC (I)	3,012	5,490
Eurasian Natural Resources Corp.	3,860	55,836
FirstGroup PLC	6,232	35,544
G4S PLC	33,582	134,379
GlaxoSmithKline PLC	118,025	2,328,462
Hammerson PLC	15,743	97,579
Home Retail Group PLC	14,560	47,156
HSBC Holdings PLC	390,405	3,953,648
ICAP PLC	8,381	56,917
Imperial Tobacco Group PLC	23,168	691,393
Inmarsat PLC	10,139	105,739
Intercontinental Hotels Group PLC	5,311	95,112
International Personal Finance PLC	84	356
International Power PLC	36,664	223,737
Invensys PLC	13,036	61,171
Investec PLC	11,830	94,639
ITV PLC (I)	82,721	77,491
J Sainsbury PLC	29,065	178,348
Johnson Matthey PLC	4,395	121,734
Kazakhmys PLC	5,270	120,568
Kingfisher PLC	61,778	227,221
Ladbrokes PLC	204	430
Land Securities Group PLC	19,812	199,091

206

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Legal & General Group PLC	147,161	$239,750
Lloyds Banking Group PLC (I)	882,339	1,029,761
London Stock Exchange Group PLC	2,110	22,589
Lonmin PLC, ADR (I)	3,285	86,295
Man Group PLC	30,604	105,542
Marks & Spencer Group PLC	34,711	211,765
National Grid PLC	76,484	649,255
Next PLC	5,027	175,125
Old Mutual PLC	133,452	291,246
Pearson PLC (I)	19,306	299,047
Petrofac, Ltd.	6,415	138,479
Pharmstandard (I)	6,380	142,593
Prudential PLC	57,647	576,973
Randgold Resources, Ltd.	1,788	180,710
Reckitt Benckiser Group PLC	13,743	756,544
Reed Elsevier PLC	26,202	221,789
Resolution, Ltd.	1,343	5,170
Rexam PLC	22,003	106,229
Rio Tinto PLC (I)	32,968	1,935,852
Rolls-Royce Group PLC (I)	43,490	412,837
Royal & Sun Alliance PLC (I)	90,347	185,596
Royal Bank of Scotland Group PLC (I)	362,567	269,572
Royal Dutch Shell PLC	80,578	2,426,865
Royal Dutch Shell PLC, B Shares	61,118	1,784,197
SABMiller PLC	20,945	670,131
Sage Group PLC	34,966	151,923
Schroders PLC (I)	1,399	31,654
Scottish & Southern Energy PLC	20,494	360,089
Segro PLC	11,542	49,581
Serco Group PLC	12,247	118,437
Severn Trent PLC	5,976	123,148
Smith & Nephew PLC (I)	21,225	193,645
Smiths Group PLC	9,579	183,686
Standard Chartered PLC (I)	46,181	1,327,028
Standard Life PLC	46,814	170,149
Tesco PLC (I)	179,511	1,196,255
Thomas Cook Group PLC	22,139	59,729
TUI Travel PLC	6,959	23,456
Tullow Oil PLC	18,743	375,455
Unilever PLC	29,622	858,280
United Utilities Group PLC	16,697	150,377
Vedanta Resources PLC	2,400	81,812
Vodafone Group PLC	1,177,729	2,915,423
Whitbread PLC	3,690	94,286
William Morrison Supermarket PLC	47,307	219,846
Wolseley PLC (I)	7,331	184,561
WPP PLC	26,936	298,293
Xstrata PLC	47,205	906,472

		49,574,249
United States - 0.00%
Southern Copper Corp.	264	9,272

TOTAL COMMON STOCKS (Cost $293,203,646)		$325,517,296

PREFERRED STOCKS - 2.40%
Brazil - 2.01%
AES Tiete SA	3,400	45,394
Banco Bradesco SA	42,531	852,621
Banco do Estado do Rio Grande do Sul	4,032	40,606
Bradespar SA	4,600	110,106
Brasil Telecom SA (I)	10,204	67,243
Braskem SA, A Shares (I)	4,100	41,630
Centrais Eletricas Brasileiras SA	4,300	64,551
Companhia Brasileira de Distribuicao Grupo
Pao de Acucar	2,523	87,008

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Companhia de Bebidas das Americas	3,349	$405,858
Companhia de Gas de Sao Paulo	600	12,943
Companhia de Transmissao de Energia
Eletrica Paulista	1,616	49,617
Companhia Energetica de Minas Gerais	9,429	152,970
Companhia Energetica de Sao Paulo	2,583	38,623
Companhia Paranaense de Energia	1,700	37,426
Eletropaulo Metropolitana SA	1,351	24,114
Fertilizantes Fosfatados SA (I)	6,500	68,381
Gerdau SA	17,000	228,073
Investimentos Itau SA	52,580	401,497
Itau Unibanco Holding SA	45,953	1,099,124
Klabin SA	16,000	44,444
Lojas Americanas SA	5,800	53,064
Metalurgica Gerdau SA	5,500	88,806
Net Servicos de Comunicacao SA (I)	3,198	41,771
Petroleo Brasileiro SA	72,951	1,176,615
Suzano Papel e Celulose SA	2,375	22,529
Tam SA	1,749	39,601
Tele Norte Leste Participacoes SA	7,300	104,409
Telemar Norte Leste SA (I)	1,600	42,459
Tim Participacoes SA	23,851	76,825
Usinas Siderurgicas de Minas Gerais SA	10,150	136,173
Vale SA	44,100	1,206,755
Vivo Participacoes SA	3,261	89,041

		6,950,277
Germany - 0.31%
Bayerische Motoren Werke (BMW) AG	1,201	56,112
Fresenius SE	1,680	135,666
Henkel AG & Company KGaA	3,820	205,469
Porsche Automobil Holding SE	2,289	113,555
RWE AG	1,090	69,563
Volkswagen AG	3,956	478,226

		1,058,591
Malaysia - 0.00%
Malaysian Airline System BHD (I)	2,300	618
South Korea - 0.08%
Hyundai Motor Company, Ltd. -2nd Preferred	560	27,093
LG Electronics, Inc.	780	25,927
Samsung Electronics Company, Ltd.	440	214,941

		267,961

TOTAL PREFERRED STOCKS (Cost $4,944,013)		$8,277,447

RIGHTS - 0.03%
Bank Of Cyprus Public Company, Ltd.
(Expiration Date: 10/21/2010, Strike
Price: EUR 0.54) (I)	13,755	8,438
Cie Generale Des Etablissements Michelin
(Expiration Date: 10/13/2010, Strike
Price: EUR 2.48) (I)(L)	3,289	9,183
Deutsche Bank AG (Expiration Date:
10/04/2010, Strike Price: EUR 3.47) (I)	14,200	68,721
National Bank of Greece SA (Expiration
Date: 10/11/2010, Strike
Price: EUR 5.20) (I)	14,469	7,101
National Bank of Greece SA (Expiration Date:
10/11/2010, Strike Price: EUR 5.20) (I)	14,469	13,018

TOTAL RIGHTS (Cost $0)		$106,461

WARRANTS - 0.00%
Golden Agri-Resources, Ltd. (Expiration Date:
07/23/2012, Strike Price: SGD 0.54) (I)	12,210	975

207

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Henderson Land Development Company, Ltd.
(Expiration Date: 06/01/2011: Strike Price:
HKD 58.00) (I)	$4,905	$1,403
IJM Land BHD (Expiration Date: 09/11/2013,
Strike Price: MYR 1.35) (I)	1,395	470
Kingboard Chemical Holdings, Ltd.
(Expiration Date: 10/31/2012, Strike Price:
HKD 40.00) (I)	777	485
Kinross Gold Corp. (Expiration Date:
09/17/2014, Strike Price: USD 21.30) (I)	605	2,587
Mediobanca SPA (Expiration Date:
03/18/2011, Strike Price: EUR 9.00) (I)	12,275	410
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	22,878	284

TOTAL WARRANTS (Cost $2,883)		$6,614

SHORT-TERM INVESTMENTS - 3.10%
Short-Term Securities* - 1.02%
Federated Prime Obligations Fund, 0.2500%	$28,225	28,220
AIM Short-Term Investment Trust,
STIC, 0.210%	3,493,093	3,493,093

		3,521,313
Securities Lending Collateral - 2.08%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	714,235	7,148,639

TOTAL SHORT-TERM INVESTMENTS (Cost $10,670,551)		$10,669,952

Total Investments (International Equity Index Trust B)
(Cost $308,821,093) - 99.90%		$344,577,770
Other assets and liabilities, net - 0.10%		354,935

TOTAL NET ASSETS - 100.00%		$344,932,705

International Growth Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 64.44%
Australia - 3.71%
BHP Billiton, Ltd.	22,162	$844,965
Cochlear, Ltd.	9,369	636,649
CSL, Ltd.	13,746	439,117
QBE Insurance Group, Ltd.	20,901	348,692
Woolworths, Ltd.	12,576	350,824

		2,620,247
Belgium - 1.21%
Anheuser-Busch InBev NV	14,494	851,522
Brazil - 1.72%
Banco Bradesco SA, ADR	38,030	775,051
Petroleo Brasileiro SA, SADR	13,499	443,037

		1,218,088
Canada - 3.91%
Bombardier, Inc.	64,474	316,448
Canadian National Railway Company	3,590	229,587
Canadian Natural Resources, Ltd.	10,774	372,676
Cenovus Energy, Inc.	13,632	392,041
EnCana Corp.	10,185	307,757
Fairfax Financial Holdings, Ltd.		395,421
Suncor Energy, Inc.	12,570	409,267

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Talisman Energy, Inc.	19,453	$340,319

		2,763,516
China - 0.80%
Industrial & Commercial Bank of China, Ltd.	761,000	565,781
Denmark - 1.13%
Novo Nordisk A/S	8,076	799,355
France - 3.29%
AXA SA	16,207	284,577
BNP Paribas	8,630	616,710
Compagnie Generale des Etablissements
Michelin, Class B	2,807	214,217
Danone SA	7,540	451,542
Eutelsat Communications	8,377	319,932
Total SA	8,456	436,155

		2,323,133
Germany - 5.01%
Adidas AG	9,927	615,280
Bayer AG	10,556	737,124
Bayerische Motoren Werke (BMW) AG	11,098	779,649
Fresenius Medical Care AG	7,738	478,125
Puma AG	1,767	583,118
SAP AG	6,964	344,969

		3,538,265
Hong Kong - 1.49%
Hutchison Whampoa, Ltd.	79,000	735,464
Li & Fung, Ltd.	56,000	314,883

		1,050,347
India - 0.97%
Infosys Technologies, Ltd., ADR	10,215	687,572
Ireland - 1.24%
Shire PLC	39,034	878,969
Israel - 1.49%
Teva Pharmaceutical Industries, Ltd., SADR	19,949	1,052,310
Italy - 1.14%
Finmeccanica SpA	32,235	383,186
UniCredit Italiano SpA	165,947	424,951

		808,137
Japan - 6.20%
Canon, Inc.	9,500	444,229
Denso Corp.	12,600	373,383
Fanuc, Ltd.	6,100	773,659
Hoya Corp.	16,800	410,575
Keyence Corp.	1,800	392,561
Komatsu, Ltd.	15,200	353,890
Nidec Corp.	11,200	998,199
Toyota Motor Corp.	11,500	412,189
Yamada Denki Company, Ltd.	3,510	217,824

		4,376,509
Mexico - 2.26%
America Movil SAB de CV, Series L, ADR	16,987	905,917
Fomento Economico Mexicano SA de CV	5,866	297,582
Grupo Televisa SA, SADR	20,644	390,584

		1,594,083
Netherlands - 3.12%
Koninklijke (Royal) KPN NV	32,223	498,815
Koninklijke Ahold NV	38,161	514,634
TNT NV	18,463	496,777
Unilever NV	15,375	460,657

208

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Vimpelcom, Ltd., ADR (I)	15,881	$235,833

		2,206,716
Philippines - 0.80%
Philippine Long Distance Telephone Company	9,515	567,653
Russia - 0.65%
Gazprom OAO, SADR (London Exchange)	21,742	457,506
Singapore - 1.77%
Keppel Corp., Ltd.	97,000	663,464
United Overseas Bank, Ltd.	42,000	584,669

		1,248,133
South Korea - 1.95%
Hyundai Mobis	4,526	1,020,142
NHN Corp. (I)	2,098	360,634

		1,380,776
Sweden - 0.37%
Kinnevik Investment AB	12,331	261,405
Switzerland - 4.82%
Julius Baer Group, Ltd.	10,294	375,225
Nestle SA	18,145	967,060
Novartis AG	8,744	503,864
Roche Holdings AG	7,090	968,070
Syngenta AG	2,370	589,359

		3,403,578
Taiwan - 1.42%
Hon Hai Precision Industry Company, Ltd.	112,000	420,911
Taiwan Semiconductor
Manufacturing Company, Ltd.	293,000	581,254

		1,002,165
Turkey - 0.67%
Akbank AS	77,169	471,447
United Kingdom - 13.30%
BG Group PLC	32,482	571,152
British American Tobacco PLC	16,800	627,674
Centrica PLC	133,429	678,394
Compass Group PLC (I)	91,127	759,886
Imperial Tobacco Group PLC (I)	30,376	906,498
Informa PLC	70,340	463,194
International Power PLC	125,095	763,373
Kingfisher PLC	116,951	430,148
Next PLC	12,011	418,425
Reckitt Benckiser Group PLC	16,756	922,407
Reed Elsevier PLC	59,681	505,174
Royal Dutch Shell PLC, B Shares	12,641	369,024
Smith & Nephew PLC (I)	21,203	193,444
Tesco PLC (I)	103,805	691,753
Vodafone Group PLC	270,226	668,939
WPP PLC	38,741	429,023

		9,398,508

TOTAL COMMON STOCKS (Cost $44,872,246)		$45,525,721

INVESTMENT COMPANIES - 0.38%
United States - 0.38%
India Fund, Inc.	7,400	269,212

TOTAL INVESTMENT COMPANIES (Cost $263,233)		$269,212

International Growth Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 35.05%
Short-Term Securities* - 35.05%
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	$24,762,861	$24,762,861

TOTAL SHORT-TERM INVESTMENTS (Cost $24,762,861)		$24,762,861

Total Investments (International Growth Stock Trust)
(Cost $69,898,340) - 99.87%		$70,557,794
Other assets and liabilities, net - 0.13%		94,329

TOTAL NET ASSETS - 100.00%		$70,652,123

International Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.13%
Australia - 8.30%
AGL Energy, Ltd.	86,402	$1,350,408
Alumina, Ltd.	468,503	819,667
AMP, Ltd.	397,868	1,965,176
Aristocrat Leisure, Ltd.	76,804	262,060
Asciano Group (I)	561,858	896,093
Australia & New Zealand Banking Group, Ltd.	486,504	11,135,520
Australian Stock Exchange, Ltd.	33,321	1,048,991
AXA Asia Pacific Holdings, Ltd.	198,438	985,872
Bendigo and Adelaide Bank, Ltd.	69,372	613,539
BHP Billiton, Ltd.	644,441	24,570,451
Billabong International, Ltd.	38,874	299,478
BlueScope Steel, Ltd.	350,134	741,715
Boral, Ltd.	138,007	614,960
Brambles, Ltd.	273,091	1,659,319
Caltex Australia, Ltd.	25,907	300,783
CFS Gandel Retail Trust	337,361	617,923
Coca-Cola Amatil, Ltd.	108,627	1,258,643
Cochlear, Ltd.	10,855	737,626
Commonwealth Bank of Australia	297,387	14,708,872
Computershare, Ltd.	85,359	809,513
Crown, Ltd.	86,806	703,966
CSL, Ltd.	110,487	3,529,519
CSR, Ltd.	290,839	506,690
Dexus Property Group	925,463	764,829
Energy Resources of Australia, Ltd.	12,810	164,679
Fortescue Metals Group, Ltd. (I)	238,651	1,204,451
Foster’s Group, Ltd.	370,672	2,190,685
General Property Trust, Ltd.	338,442	962,899
Goodman Fielder, Ltd.	264,991	334,538
Goodman Group	1,223,038	762,499
Harvey Norman Holding, Ltd.	101,987	371,642
Incitec Pivot, Ltd.	311,988	1,082,636
James Hardie Industries, Ltd. (I)	83,436	451,645
John Fairfax Holdings, Ltd. (L)	406,419	575,510
Leighton Holdings, Ltd. (L)	25,980	830,206
Lend Lease Corp.	103,150	758,744
MacArthur Coal, Ltd.	33,688	381,958
Macquarie Airports, Ltd.	71,460	201,689
Macquarie Group, Ltd.	66,166	2,324,717
Macquarie Infrastructure Group	434,249	626,821
Metcash, Ltd.	146,963	620,334
Mirvac Group, Ltd.	627,107	806,184
National Australia Bank, Ltd.	407,305	9,976,323
Newcrest Mining, Ltd. (L)	146,803	5,628,972
NRMA Insurance Group, Ltd.	399,142	1,411,431
OneSteel, Ltd.	255,661	724,069

209

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Orica, Ltd.	69,338	$1,723,106
Origin Energy, Ltd.	169,102	2,593,639
Oxiana, Ltd.	599,287	842,833
Paladin Resources, Ltd. (I)	130,789	453,852
Qantas Airways, Ltd. (I)	213,175	574,887
QBE Insurance Group, Ltd.	198,751	3,315,772
Rio Tinto, Ltd.	83,677	6,209,331
Santos, Ltd.	160,012	1,983,774
Sims Group, Ltd.	31,320	532,095
Sonic Healthcare, Ltd.	70,847	754,243
SP Ausnet	259,616	216,272
Stockland	457,550	1,698,264
Suncorp-Metway, Ltd.	246,069	2,140,620
TABCORP Holdings, Ltd.	117,611	795,754
Tattersall’s, Ltd.	246,074	568,454
Telstra Corp., Ltd.	836,338	2,117,972
Toll Holdings, Ltd.	128,198	817,836
Transurban Group, Ltd.	244,476	1,175,486
Wesfarmers, Ltd.	193,003	6,135,733
Wesfarmers, Ltd., PPS	29,181	934,416
Westfield Group	420,986	4,988,796
Westpac Banking Corp.	571,693	12,840,923
Woodside Petroleum, Ltd.	104,472	4,431,051
Woolworths, Ltd.	238,240	6,646,023
WorleyParsons, Ltd.	36,780	791,018

		168,576,395
Austria - 0.39%
Amcor, Ltd.	234,507	1,475,636
Erste Group Bank AG	36,291	1,455,412
Immoeast AG (I)	77,994	0
Immofinanz AG (I)	190,498	711,363
Oesterreichische Elektrizitaets
AG, Class A (L)	14,504	520,365
OMV AG	28,808	1,079,817
Raiffeisen International Bank Holding AG	10,397	483,898
Telekom Austria AG	63,809	959,210
Voestalpine AG	21,104	778,786
Wiener Staedtische Allgemeine
Versicherung AG	7,374	396,596

		7,861,083
Belgium - 0.95%
Ageas	428,959	1,229,187
Anheuser-Busch InBev NV	138,645	8,145,388
Belgacom SA	29,208	1,140,191
Colruyt SA (L)	2,895	765,193
Compagnie Nationale A Portefeuille, ADR	5,175	269,989
Delhaize Group SA	19,416	1,407,714
Dexia SA (I)(L)	106,367	467,872
Groupe Bruxelles Lambert SA	15,489	1,289,566
KBC Bancassurance Holding NV (I)	30,925	1,390,518
Mobistar SA (L)	5,181	317,536
Solvay SA	11,384	1,215,566
UCB SA	19,363	671,632
Umicore	21,889	946,847

		19,257,199
Bermuda - 0.08%
Seadrill, Ltd.	53,648	1,555,356
Cayman Islands - 0.07%
Sands China, Ltd. (I)	463,600	832,979
Wynn Macau, Ltd. (I)	298,800	516,434

		1,349,413

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 0.01%
Foxconn International Holdings, Ltd. (I)	411,000	$301,192
Denmark - 0.99%
A P Moller Maersk A/S	105	848,729
A P Moller Maersk A/S, Series A	253	2,102,700
Carlsberg A/S	20,541	2,140,378
Coloplast A/S	4,372	521,518
Danske Bank A/S (I)	87,229	2,102,880
DSV A/S, ADR	40,163	818,095
Novo Nordisk A/S	83,652	8,279,796
Novozymes A/S, B Shares	8,854	1,125,992
TrygVesta A/S (L)	4,907	294,682
Vestas Wind Systems A/S (I)	39,116	1,472,435
William Demant Holdings A/S (I)	4,528	333,205

		20,040,410
Finland - 1.09%
Elisa OYJ, Class A (I)	25,544	585,887
Fortum OYJ	85,300	2,234,310
Kesko OYJ	12,836	602,181
Kone OYJ	29,900	1,546,117
Metra OYJ	15,148	989,255
Metso OYJ	24,540	1,127,390
Neste Oil OYJ (L)	24,624	384,889
Nokia AB OYJ	719,119	7,231,313
Nokian Renkaat OYJ	20,760	714,021
Orion OYJ, Series B	17,834	356,262
Outokumpu OYJ	24,592	489,609
Pohjola Bank PLC	26,515	322,251
Rautaruukki OYJ	16,156	334,170
Sampo OYJ	80,680	2,180,806
Sanoma OYJ	15,447	326,778
Stora Enso OYJ, Series R	111,713	1,107,745
UPM-Kymmene OYJ	99,855	1,713,629

		22,246,613
France - 9.54%
Accor SA	28,390	1,036,350
Aeroports de Paris	5,699	465,253
Air France KLM (I)	25,946	397,781
Air Liquide SA	54,312	6,645,104
Alcatel-Lucent (I)	445,108	1,503,820
Alstom SA	39,497	2,020,799
Atos Origin SA (I)	8,703	394,568
AXA SA	329,793	5,790,808
BioMerieux SA	2,271	235,445
BNP Paribas	181,987	13,005,014
Bouygues SA	44,310	1,903,450
Bureau Veritas SA	9,427	658,813
Cap Gemini SA	28,256	1,419,993
Carrefour SA	115,055	6,196,592
Casino Guichard Perrachon SA	10,595	971,751
Christian Dior SA	12,213	1,599,109
Cie de Saint-Gobain SA	73,873	3,293,732
Cie Generale de Geophysique-Veritas (I)	27,597	608,242
CNP Assurances SA	28,510	529,806
Compagnie Generale des Etablissements
Michelin, Class B (L)	28,311	2,160,562
Credit Agricole SA	178,168	2,799,108
Danone SA	111,975	6,705,755
Dassault Systemes SA	11,364	837,280
Edenred (I)	28,143	557,520
Eiffage SA (L)	7,779	370,921
Electricite de France	49,707	2,145,512
Eramet	1,012	300,033
Essilor International SA	38,582	2,655,859

210

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Eurazeo	5,560	$373,334
European Aeronautic Defence &
Space Company (I)	78,354	1,959,430
Eutelsat Communications	19,023	726,522
Fonciere Des Regions	4,666	497,390
France Telecom SA	356,030	7,703,748
GDF Suez	238,813	8,575,912
Gecina SA	3,604	427,847
Groupe Eurotunnel SA	91,609	779,510
Hermes International SA	10,135	2,318,524
ICADE (L)	4,464	469,311
Iliad SA	3,123	325,864
Imerys SA	7,239	434,860
Ipsen SA	5,649	187,424
JC Decaux SA (I)	12,753	336,870
Klepierre SA	18,209	703,949
L’Oreal SA	46,026	5,186,000
Lafarge SA	38,506	2,209,898
Lagardere S.C.A	22,660	886,332
Legrand SA, ADR	25,256	854,648
LVMH Moet Hennessy Louis Vuitton SA	47,015	6,910,505
M6-Metropole Television	12,373	291,375
Natixis (I)	167,524	961,310
Neopost SA	5,994	446,242
PagesJaunes Groupe SA (L)	24,275	254,299
Pernod-Ricard SA	38,004	3,179,420
Peugeot SA (I)	29,212	985,777
PPR	14,584	2,360,249
Publicis Groupe SA	23,724	1,128,315
Renault SA (I)	36,911	1,906,473
Safran SA	32,032	902,516
Sanofi-Aventis SA	201,351	13,436,461
Schneider Electric SA	46,160	5,865,038
SCOR SE	31,972	764,452
Societe BIC SA	5,125	411,573
Societe Generale	120,749	6,990,776
Societe Television Francaise	22,534	351,084
Sodexho Alliance	18,104	1,177,101
STMicroelectronics NV	122,357	939,210
Suez Environnement SA	51,717	957,125
Technip SA	18,896	1,524,626
Thales SA	17,196	628,852
Total SA	405,851	20,933,540
Unibail-Rodamco SE	17,524	3,896,527
Vallourec SA	20,897	2,079,440
Veolia Environnement SA	66,351	1,748,732
Vinci SA	83,713	4,205,535
Vivendi SA	236,062	6,471,505

		193,874,411
Germany - 7.32%
Adidas AG	40,174	2,490,004
Allianz SE	87,157	9,839,266
BASF SE	176,365	11,142,659
Bayer AG	158,791	11,088,359
Bayerische Motoren Werke (BMW) AG	63,581	4,466,650
Beiersdorf AG	19,354	1,187,967
Celesio AG	14,694	320,226
Commerzbank AG (I)(L)	136,113	1,126,442
Continental AG (I)	9,601	746,461
Daimler AG (I)	173,203	10,988,915
Deutsche Bank AG (L)	178,826	9,773,384
Deutsche Boerse AG	37,441	2,500,395
Deutsche Lufthansa AG (I)	43,971	809,579
Deutsche Post AG	162,502	2,950,973

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Deutsche Postbank AG (I)	16,805	$572,133
Deutsche Telekom AG	544,359	7,433,246
E.ON AG	345,809	10,178,358
Fraport AG, ADR	7,055	429,361
Fresenius AG	5,418	433,699
Fresenius Medical Care AG	36,912	2,280,764
GEA Group AG	31,758	794,598
Hannover Rueckversicherung AG	11,570	532,212
HeidelbergCement AG	27,003	1,303,374
Henkel AG & Company, KGaA	24,933	1,129,112
Hochtief AG (L)	8,736	757,957
Infineon Technologies AG (I)	208,670	1,449,497
K&S AG	27,565	1,650,746
Linde AG	32,433	4,230,666
MAN AG	20,303	2,214,663
Merck KGAA	12,408	1,042,638
Metro AG	24,894	1,621,961
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe)	36,189	5,015,049
Puma AG	1,013	334,295
Qiagen AG (I)	46,065	824,070
RWE AG	80,405	5,423,678
Salzgitter AG	8,076	524,168
SAP AG	164,801	8,163,578
Siemens AG	157,992	16,710,149
Suedzucker AG	12,718	284,524
ThyssenKrupp AG	64,216	2,097,277
TUI AG (I)(L)	26,565	324,940
United Internet AG	23,037	372,522
Volkswagen AG (L)	5,667	625,489
Wacker Chemie AG	3,004	555,223

		148,741,227
Greece - 0.30%
Alpha Bank A.E. (I)	97,456	608,791
Bank of Cyprus PCL	140,294	705,424
Coca-Cola Hellenic Bottling Company SA	35,111	924,679
EFG Eurobank Ergasias SA (I)	62,046	371,989
Hellenic Telecommunications Organization SA	47,066	337,970
National Bank of Greece SA (I)	183,590	1,786,613
OPAP SA	42,878	676,840
Piraeus Bank SA (I)	66,662	328,472
Public Power Corp. SA	22,273	346,802

		6,087,580
Hong Kong - 2.56%
ASM Pacific Technology, Ltd.	37,900	337,797
Bank of East Asia, Ltd.	292,600	1,231,339
BOC Hong Kong Holdings, Ltd.	710,672	2,248,736
Cathay Pacific Airways, Ltd.	226,218	612,295
Cheung Kong Holdings, Ltd.	267,000	4,044,167
Cheung Kong Infrastructure Holdings, Ltd.	86,228	342,087
CLP Holdings, Ltd.	369,500	2,947,890
Esprit Holdings, Ltd.	222,679	1,198,849
Hang Lung Group, Ltd.	154,000	1,005,346
Hang Lung Properties, Ltd.	399,674	1,941,479
Hang Seng Bank, Ltd.	146,881	2,160,029
Henderson Land Development Company, Ltd.	207,489	1,474,951
Hong Kong & China Gas Company, Ltd.	827,549	2,092,690
Hong Kong Electric Holdings, Ltd.	266,418	1,617,803
Hong Kong Exchanges & Clearing, Ltd.	196,600	3,865,211
Hopewell Holdings, Ltd.	109,500	354,666
Hutchison Whampoa, Ltd.	409,000	3,807,656
Hysan Development Company, Ltd.	121,000	431,216
Kerry Properties, Ltd.	137,703	742,810

211

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Li & Fung, Ltd.	438,000	$2,462,838
Lifestyle International Holdings, Ltd.	113,000	280,222
Mongolia Energy Company, Ltd. (I)	586,155	243,276
MTR Corp., Ltd.	275,233	1,041,444
New World Development Company, Ltd.	488,815	980,384
Noble Group, Ltd.	570,818	820,558
NWS Holdings, Ltd.	162,000	317,309
Orient Overseas International, Ltd.	42,000	335,090
PCCW, Ltd.	768,000	278,727
Shangri-La Asia, Ltd.	250,000	566,747
Sino Land Company, Ltd.	330,316	681,544
Sun Hung Kai Properties, Ltd.	271,000	4,638,678
Swire Pacific, Ltd.	147,837	2,031,503
Television Broadcasting Company, Ltd.	54,819	311,355
The Link	422,747	1,252,109
Wharf Holdings, Ltd.	264,373	1,696,965
Wheelock and Company, Ltd.	176,000	586,405
Wing Hang Bank, Ltd.	34,064	408,016
Yue Yuen Industrial Holdings, Ltd.	142,433	526,876

		51,917,063
Ireland - 0.47%
Bank of Ireland (I)	652,421	554,104
CRH PLC	131,588	2,168,902
CRH PLC - London Exchange	13,018	214,189
Elan Corp. PLC (I)	98,227	561,004
Elan Corp. PLC - Euro Comp Exchange (I)	79	444
Experian PLC	196,758	2,143,057
Kerry Group PLC	27,395	960,791
Kerry Group PLC - London Exchange	1,355	47,853
Ryanair Holdings PLC, SADR	12,022	370,398
Shire PLC	107,934	2,430,460

		9,451,202
Israel - 0.79%
Bank Hapoalim, Ltd. (I)	190,399	871,650
Bank Leumi Le-Israel, Ltd. (I)	226,380	1,051,928
Bezek Israeli Telecommunications Corp., Ltd.	333,976	833,804
Cellcom Israel, Ltd.	9,497	289,015
Delek Group, Ltd.	765	213,271
Discount Investment Corp.	4,908	98,201
Elbit Systems, Ltd.	4,504	240,372
Israel Chemicals, Ltd.	85,118	1,202,698
Israel Corp., Ltd. (I)	443	424,062
Israel Discount Bank, Ltd. (I)	103,602	205,928
Makhteshim-Agam Industries, Ltd. (I)	44,082	163,629
Mizrahi Tefahot Bank, Ltd.	23,568	218,442
Nice Systems, Ltd. (I)	11,994	370,021
Ormat Industries, Ltd.	11,393	94,256
Partner Communications Company, Ltd.	16,355	303,592
Teva Pharmaceutical Industries, Ltd.	179,041	9,489,312

		16,070,181
Italy - 2.70%
A2A SpA	210,430	322,889
Assicurazioni Generali SpA	224,235	4,523,655
Autogrill SpA (I)	21,980	275,607
Autostrade SpA	46,116	956,903
Banca Carige SpA (L)	108,530	252,862
Banca Intesa SpA	179,051	462,064
Banca Monte dei Paschi di Siena SpA (I)	426,025	591,383
Banca Popolare di Milano SpA	75,688	361,418
Banche Popolari Unite SpA	116,580	1,131,911
Banco Popolare Societa Cooperativa	122,966	734,731
Beni Stabili SpA (I)	52	48
Enel SpA	1,263,998	6,747,606

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Eni SpA	499,928	$10,793,222
Exor SpA	12,290	285,041
Fiat SpA	146,812	2,270,996
Finmeccanica SpA	77,706	923,711
Intesa Sanpaolo SpA	1,478,970	4,817,243
Luxottica Group SpA	22,317	611,645
Mediaset SpA	136,082	965,239
Mediobanca SpA (I)	90,916	846,876
Mediolanum SpA (L)	42,065	186,858
Parmalat SpA	331,785	852,303
Pirelli & Company SpA	45,656	371,866
Prysmian SpA	34,948	639,698
Saipem SpA	50,841	2,041,080
Snam Rete Gas SpA	274,251	1,390,063
Telecom Italia SpA	1,798,686	2,510,695
Telecom Italia SpA, RSP	1,157,094	1,306,445
Terna Rete Elettrica Nazionale SpA	250,065	1,063,378
UniCredit Italiano SpA	2,590,640	6,634,020

		54,871,456
Japan - 20.66%
ABC-MART, Inc.	5,100	157,232
Acom Company, Ltd.	7,660	116,153
Advantest Corp. (L)	30,700	612,861
AEON Company, Ltd.	115,300	1,239,426
AEON Credit Service Company, Ltd.	15,100	162,882
Aeon Mall Company, Ltd.	15,600	379,964
Air Water, Inc.	28,000	333,315
Aisin Seiki Company, Ltd.	36,800	1,148,031
Ajinomoto Company, Inc.	128,000	1,253,856
Alfresa Holdings Corp.	7,476	318,838
All Nippon Airways Company, Ltd. (I)	160,000	592,256
Amada Company, Ltd.	68,000	467,137
Aozora Bank, Ltd.	95,000	140,177
Asahi Breweries, Ltd.	74,300	1,488,951
Asahi Glass Company, Ltd.	194,000	1,983,244
Asahi Kasei Corp.	242,000	1,336,588
Asics Corp.	29,000	296,288
Astellas Pharma, Inc.	85,400	3,089,377
Bank of Kyoto, Ltd.	62,000	503,550
Bank of Yokohama, Ltd.	235,000	1,099,913
Benesse Holdings, Inc.	13,300	640,770
Bridgestone Corp.	124,900	2,280,676
Brother Industries, Ltd.	45,300	560,837
Canon Sales Company, Inc.	11,600	159,915
Canon, Inc.	217,700	10,179,869
Casio Computer Company, Ltd. (L)	45,500	338,130
Central Japan Railway Company, Ltd.	289	2,125,651
Chiba Bank, Ltd.	146,000	853,224
Chiyoda Corp.	30,000	246,064
Chubu Electric Power Company, Inc.	124,500	3,078,415
Chugai Pharmaceutical Company, Ltd.	43,000	791,488
Chugoku Bank, Ltd.	34,000	413,407
Chugoku Electric Power Company, Inc. (L)	57,000	1,124,581
Chuo Mitsui Trust Holdings, Inc.	191,000	634,840
Citizen Watch Company, Ltd.	47,100	283,498
Coca-Cola West Japan Company, Ltd.	10,623	179,174
Cosmo Oil Company, Ltd.	114,000	296,995
Credit Saison Company, Ltd.	28,500	382,118
Dai Nippon Printing Company, Ltd.	108,000	1,321,364
Daicel Chemical Industries, Ltd.	52,466	353,888
Daido Steel Company, Ltd.	54,000	263,184
Daihatsu Motor Company, Ltd.	37,000	495,958
Daiichi Sankyo Company, Ltd.	129,300	2,633,268
Daikin Industries, Ltd.	45,000	1,697,340

212

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Dainippon Sumitomo Pharma Company, Ltd.	30,500	$255,813
Daito Trust Construction Company, Ltd.	14,700	878,779
Daiwa House Industry Company, Ltd.	92,000	927,566
Daiwa Securities Group, Inc.	319,000	1,288,652
Dena Company, Ltd.	15,400	485,006
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	396,649
Denso Corp.	93,400	2,767,774
Dentsu, Inc. (L)	32,000	743,480
Dowa Holdings Company, Ltd.	47,466	282,607
East Japan Railway Company	65,300	3,946,600
Eisai Company, Ltd. (L)	48,400	1,694,384
Electric Power Development Company, Ltd.	22,400	673,512
Elpida Memory, Inc. (I)(L)	35,100	405,176
FamilyMart Company, Ltd.	12,200	437,855
Fanuc, Ltd.	36,800	4,667,320
Fast Retailing Company, Ltd.	10,200	1,436,974
Fuji Electric Holdings Company, Ltd.	107,000	281,563
Fuji Heavy Industries, Ltd.	113,000	721,842
Fuji Television Network, Inc.	91	115,880
FUJIFILM Holdings Corp.	88,900	2,952,293
Fujitsu, Ltd.	358,000	2,518,826
Fukuoka Financial Group, Inc.	149,000	597,322
Furukawa Electric Company, Ltd.	121,638	458,886
GS Yuasa Corp. (L)	71,000	499,330
Gunma Bank	76,000	398,497
Hakuhodo DY Holdings, Inc.	4,470	216,700
Hamamatsu Photonics KK	12,900	421,637
Hankyu Hanshin Holdings, Inc.	220,000	1,057,675
Hino Motors, Ltd.	50,000	242,066
Hirose Electric Company, Ltd.	6,100	615,545
Hisamitsu Pharmaceutical Company, Inc.	12,800	523,334
Hitachi Chemical, Ltd.	20,000	374,132
Hitachi Construction Machinery
Company, Ltd. (L)	18,600	403,304
Hitachi High-Technologies Corp.	13,200	244,085
Hitachi Metals, Ltd.	32,000	377,719
Hitachi, Ltd. (I)	868,000	3,798,948
Hokkaido Electric Power Company, Inc.	35,100	699,148
Hokuhoku Financial Group, Inc.	240,000	440,479
Hokuriku Electric Power Company	33,900	774,347
Honda Motor Company, Ltd.	317,100	11,279,884
Hoya Corp.	83,500	2,040,654
Ibiden Company, Ltd.	24,600	626,224
Idemitsu Kosan Company, Ltd.	4,200	360,243
Inpex Corp.	412	1,939,677
Isetan Mitsukoshi Holdings, Ltd.	72,000	749,328
Ishikawajima-Harima Heavy
Industries Company, Ltd.	254,000	488,068
Isuzu Motors, Ltd.	228,000	882,273
ITO EN, Ltd.	10,494	172,521
Itochu Corp.	289,100	2,652,797
Itochu Techno-Science Corp.	5,600	182,382
Iyo Bank, Ltd.	47,000	381,625
J Front Retailing Company, Ltd.	93,000	433,181
JAFCO Company, Ltd.	6,000	142,057
Japan Petroleum Exploration Company, Ltd.	5,500	207,586
Japan Prime Realty Investment Corp.	130	286,230
Japan Real Estate Investment Corp.	94	855,579
Japan Retail Fund Investment Corp.	308	434,052
Japan Tobacco, Inc.	864	2,881,227
JFE Holdings, Inc.	88,500	2,713,706
JGC Corp.	40,000	696,072
Joyo Bank, Ltd.	126,000	549,421
JS Group Corp.	48,100	944,684
JSR Corp.	34,400	587,231

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Jupiter Telecommunications Company, Ltd.	467	$503,495
JX Holdings, Inc.	431,300	2,506,053
Kajima Corp.	162,000	390,077
Kamigumi Company, Ltd.	47,000	349,553
Kaneka Corp.	57,171	343,799
Kansai Electric Power Company, Ltd.	145,400	3,531,735
Kansai Paint Company, Ltd.	42,000	358,232
Kao Corp.	103,700	2,531,064
Kawasaki Heavy Industries, Ltd.	272,000	773,993
Kawasaki Kisen Kaisha, Ltd.	132,000	498,004
KDDI Corp.	560	2,683,825
Keihin Electric Express Railway
Company, Ltd. (L)	90,000	870,633
Keio Corp.	111,000	761,988
Keisei Electric Railway Company, Ltd.	53,000	340,795
Keyence Corp.	8,000	1,744,714
Kikkoman Corp.	30,000	331,581
Kinden Corp.	25,409	229,503
Kintetsu Corp. (L)	312,000	1,054,928
Kirin Holdings Company, Ltd.	161,000	2,285,485
Kobe Steel Company, Ltd.	479,000	1,127,207
Koito Manufacturing Company, Ltd.	19,000	291,383
Komatsu, Ltd.	182,200	4,242,023
Konami Corp.	17,900	316,793
Konica Minolta Holdings, Inc.	92,000	897,255
Koyo Seiko Company, Ltd.	37,000	341,709
Kubota Corp.	222,000	2,037,433
Kuraray Company, Ltd.	66,200	837,879
Kurita Water Industries, Ltd.	21,700	602,358
Kyocera Corp.	31,200	2,964,010
Kyowa Hakko Kogyo Company, Ltd.	50,000	496,196
Kyushu Electric Power Company, Inc.	72,900	1,665,293
Lawson, Inc.	11,500	526,943
Mabuchi Motor Company, Ltd.	4,800	245,403
Makita Corp.	21,500	683,225
Marubeni Corp.	317,000	1,796,633
Marui Company, Ltd.	42,800	321,237
Maruichi Steel Tube, Ltd.	9,000	172,503
Matsui Securities Company, Ltd.	23,200	130,025
Matsushita Electric Industrial Company, Ltd.	376,800	5,111,418
Matsushita Electric Works, Ltd.	74,000	982,421
Mazda Motor Corp.	291,000	702,876
McDonald’s Holdings Company, Ltd.	12,800	308,198
Mediceo Holdings Company, Ltd.	28,210	358,561
MEIJI Holdings Company, Ltd.	13,200	622,119
Minebea Company, Ltd.	65,000	335,806
Mitsubishi Chemical Holdings Corp.	231,500	1,178,374
Mitsubishi Corp.	260,700	6,186,862
Mitsubishi Electric Corp.	371,000	3,199,957
Mitsubishi Estate Company, Ltd.	227,000	3,701,131
Mitsubishi Gas & Chemicals Company, Inc.	74,171	431,823
Mitsubishi Heavy Industries, Ltd.	583,000	2,154,994
Mitsubishi Logistics Corp.	22,057	265,129
Mitsubishi Materials Corp. (I)	215,000	619,862
Mitsubishi Motors Corp. (I)(L)	744,000	972,608
Mitsubishi UFJ Financial Group	2,445,200	11,412,769
Mitsubishi UFJ Lease &
Finance Company, Ltd.	11,180	393,935
Mitsui & Company, Ltd.	333,700	4,965,089
Mitsui Chemicals, Inc.	167,000	451,242
Mitsui Engineering &
Shipbuilding Company, Ltd.	136,000	308,591
Mitsui Fudosan Company, Ltd.	161,000	2,715,645
Mitsui Mining & Smelting Company, Ltd.	110,000	314,985
Mitsui O.S.K. Lines, Ltd.	220,000	1,386,880

213

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsui Sumitomo Insurance Group Holdings	103,400	$2,379,931
Mitsumi Electric Company, Ltd.	15,100	232,347
Mizuho Financial Group, Inc.	3,850,900	5,592,768
Mizuho Trust & Banking Company, Ltd. (I)	290,000	243,372
Murata Manufacturing Company, Ltd.	38,900	2,050,711
Namco Bandai Holdings, Inc.	36,000	333,790
NEC Corp.	500,000	1,329,722
NGK INSULATORS, Ltd.	49,000	812,141
NGK Spark Plug Company, Ltd.	31,000	415,717
NHK Spring Company, Ltd.	28,000	232,279
Nidec Corp. (L)	20,900	1,862,710
Nikon Corp.	61,600	1,146,372
Nintendo Company, Ltd.	19,000	4,748,370
Nippon Building Fund, Inc.	99	866,916
Nippon Electric Glass Company, Ltd.	67,000	916,123
Nippon Express Company, Ltd.	163,000	620,117
Nippon Meat Packers, Inc.	34,762	426,381
Nippon Paper Group, Inc.	19,000	476,122
Nippon Sheet Glass Company, Ltd.	171,000	373,670
Nippon Steel Corp.	980,000	3,341,337
Nippon Telegraph & Telephone Corp.	99,800	4,347,138
Nippon Yusen Kabushiki Kaisha	294,000	1,207,255
Nishi-Nippon City Bank, Ltd.	130,000	372,683
Nissan Chemical Industries, Ltd.	26,700	301,808
Nissan Motor Company, Ltd.	477,500	4,182,286
Nissha Printing Company, Ltd. (L)	5,200	118,170
Nisshin Seifun Group, Inc.	36,000	474,025
Nisshin Steel Company	134,000	239,845
Nisshinbo Holdings, Inc.	24,409	245,341
Nissin Food Products Company, Ltd.	12,400	448,208
Nitori Company, Ltd.	7,150	597,843
Nitto Denko Corp.	31,700	1,243,243
NKSJ Holdings, Inc. (I)	271,000	1,704,933
NOK Corp.	19,900	346,071
Nomura Holdings, Inc.	678,500	3,290,245
Nomura Real Estate Holdings, Inc.	18,300	260,449
Nomura Real Estate Office Fund, Inc.	53	294,284
Nomura Research Institute, Ltd.	19,400	364,636
NSK, Ltd.	84,285	573,163
NTN Corp.	92,000	397,829
NTT Data Corp.	242	766,964
NTT DoCoMo, Inc.	2,943	4,915,064
NTT Urban Development Corp.	221	186,237
Obayashi Corp.	125,000	497,095
OBIC Company, Ltd.	1,340	253,709
Odakyu Electric Railway Company, Ltd. (L)	120,000	1,110,783
Oji Paper Company, Ltd.	164,000	725,900
Olympus Corp. (L)	41,700	1,095,208
Omron Corp.	39,000	888,194
Ono Pharmaceutical Company, Ltd.	16,200	705,413
Oracle Corp.	7,300	347,632
Oriental Land Company, Ltd.	9,600	895,260
ORIX Corp.	20,110	1,540,227
Osaka Gas Company, Ltd.	373,000	1,345,581
Otsuka Corp.	3,000	199,427
Rakuten, Inc.	1,384	1,012,964
Resona Holdings, Inc. (L)	116,600	1,047,660
Ricoh Company, Ltd.	129,000	1,824,597
Rinnai Corp.	6,800	400,084
Rohm Company, Ltd.	18,800	1,162,572
Sankyo Company, Ltd.	10,300	546,058
Santen Pharmaceutical Company, Ltd.	14,200	492,033
Sanyo Electric Company, Ltd. (I)	366,000	602,913
Sapporo Hokuyo Holdings, Inc.	61,300	283,904
Sapporo Holdings, Ltd.	49,000	229,933

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
SBI Holdings, Inc.	3,819	$480,134
Secom Company, Ltd.	40,300	1,820,040
SEGA SAMMMY HOLDINGS, Inc.	38,100	581,220
Seiko Epson Corp.	24,922	378,651
Sekisui Chemical Company, Ltd.	83,000	503,213
Sekisui House, Ltd.	110,000	990,013
Senshu Ikeda Holdings, Inc. (L)	125,900	188,787
Seven & I Holdings Company, Ltd.	144,700	3,396,344
Seven Bank, Ltd.	117	209,543
Sharp Corp. (L)	192,000	1,911,363
Shikoku Electric Power Company, Inc. (L)	33,600	964,475
Shimadzu Corp.	48,000	369,158
Shimamura Company, Ltd.	4,300	399,589
Shimano, Inc.	12,800	678,579
Shimizu Corp.	114,000	421,989
Shin-Etsu Chemical Company, Ltd.	78,800	3,847,797
Shinko Electric Industries Company, Ltd.	13,000	144,233
Shinko Securities Company, Ltd. (L)	109,000	249,435
Shinsei Bank, Ltd. (I)(L)	178,000	126,072
Shionogi & Company, Ltd.	57,300	1,049,491
Shiseido Company, Ltd.	65,300	1,468,497
Shizuoka Bank, Ltd.	115,000	990,510
Showa Denko KK	273,161	524,948
Showa Shell Sekiyu KK	36,155	276,329
SMC Corp.	10,300	1,361,565
Softbank Corp.	155,900	5,108,828
Sojitz Holdings Corp.	240,300	432,645
Sony Corp.	192,900	5,966,573
Sony Financial Holdings, Inc.	167	543,805
Square Enix Company, Ltd.	12,200	273,801
Stanley Electric Company, Ltd.	28,000	447,312
Sumco Corp. (I)	22,300	348,726
Sumitomo Chemical Company, Ltd.	302,000	1,327,153
Sumitomo Corp.	216,100	2,792,294
Sumitomo Electric Industries, Ltd.	144,800	1,770,281
Sumitomo Heavy Industries, Ltd.	104,990	542,508
Sumitomo Metal Industries, Ltd.	646,000	1,637,106
Sumitomo Metal Mining Company, Ltd.	101,000	1,546,057
Sumitomo Mitsui Financial Group	258,000	7,528,517
Sumitomo Realty &
Development Company, Ltd.	69,000	1,429,378
Sumitomo Rubber Industries, Inc.	32,800	321,426
Suruga Bank, Ltd.	40,000	352,692
Suzuken Company, Ltd.	12,600	417,062
Suzuki Motor Corp.	64,200	1,350,435
Sysmex Corp.	6,400	443,905
T&D Holdings, Inc.	52,350	1,093,822
Taiheiyo Cement Corp. (I)(L)	164,000	192,557
Taisei Corp.	197,000	406,313
Taisho Pharmaceuticals Company, Ltd.	26,000	526,073
Taiyo Nippon Sanso Corp. (L)	50,000	426,219
Takashimaya Company, Ltd.	50,819	392,875
Takeda Pharmaceutical Company, Ltd.	144,000	6,634,931
Tanabe Seiyaku Company, Ltd.	43,000	700,558
TDK Corp.	23,600	1,320,436
Teijin, Ltd.	180,000	594,315
Terumo Corp.	32,400	1,723,643
The 77th Bank, Ltd.	66,000	334,903
The Dai-ichi Life Insurance Company, Ltd.	1,536	1,854,963
The Hachijuni Bank, Ltd.	82,000	428,799
The Hiroshima Bank, Ltd.	96,000	391,082
The Japan Steel Works, Ltd.	61,000	575,741
The Sumitomo Trust &
Banking Company, Ltd.	282,000	1,414,964
The Tokyo Electric Power Company, Inc.	233,800	5,704,361

214

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
THK Company, Ltd.	23,100	$434,046
Tobu Railway Company, Ltd. (L)	157,000	905,548
Toho Company, Ltd.	19,933	320,687
Toho Gas Company, Ltd.	81,000	400,747
Tohoku Electric Power Company, Inc. (L)	82,100	1,816,433
Tokio Marine Holdings, Inc.	139,000	3,757,296
Tokuyama Corp.	60,000	305,345
Tokyo Electron, Ltd.	32,900	1,655,027
Tokyo Gas Company, Ltd.	493,000	2,238,234
Tokyo Steel Manufacturing Company, Ltd.	19,300	228,217
Tokyo Tatemono Company, Ltd.	75,000	288,219
Tokyu Corp.	218,000	964,502
Tokyu Land Corp.	87,000	361,602
TonenGeneral Sekiyu KK	54,000	500,227
Toppan Printing Company, Ltd.	107,000	838,932
Toray Industries, Inc. (I)(L)	277,000	1,542,998
Toshiba Corp.	773,000	3,749,894
Tosoh Corp.	98,228	265,400
Toto, Ltd.	53,000	363,980
Toyo Seikan Kaisha, Ltd.	29,100	525,660
Toyo Suisan Kaisha, Ltd.	18,000	371,469
Toyoda Gosei Company, Ltd.	12,434	274,107
Toyota Boshoku Corp.	12,600	210,158
Toyota Industries Corp.	34,400	920,579
Toyota Motor Corp.	529,700	18,985,779
Toyota Tsusho Corp.	40,800	602,780
Trend Micro, Inc.	18,900	563,734
Tsumura & Company, Ltd.	11,500	357,634
Ube Industries, Ltd.	184,000	408,742
Unicharm Corp.	24,300	979,173
UNY Company, Ltd.	36,200	287,183
Ushio, Inc.	20,100	339,165
USS Company, Ltd.	4,213	314,892
West Japan Railway Company, Ltd.	327	1,173,794
Yahoo! Japan Corp.	2,790	965,116
Yakult Honsha Company, Ltd.	18,557	573,801
Yamada Denki Company, Ltd.	15,780	979,279
Yamaguchi Financial Group, Inc.	41,000	387,062
Yamaha Corp.	30,300	352,542
Yamaha Motor Company, Ltd. (I)	50,400	755,900
Yamato Kogyo Company, Ltd.	8,300	201,495
Yamato Transport Company, Ltd.	76,400	926,188
Yamazaki Baking Company, Ltd.	23,000	280,615
Yaskawa Electric Corp.	44,000	355,782
Yokogawa Electric Corp.	41,214	280,438

		419,854,538
Luxembourg - 0.49%
ArcelorMittal	164,853	5,455,980
Millicom International Cellular SA	14,603	1,393,826
SES SA	57,551	1,384,235
Tenaris SA	90,680	1,741,461

		9,975,502
Mexico - 0.03%
Fresnillo PLC	34,428	672,836
Netherlands - 2.58%
Aegon NV (I)	300,000	1,799,286
Akzo Nobel NV	44,481	2,751,854
ASML Holding NV	82,812	2,483,056
Corio NV	11,355	776,721
Delta Lloyd NV	14,298	267,845
Fugro NV	12,857	846,020
Heineken Holding NV	22,124	968,843
Heineken NV	49,773	2,587,248

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV (I)	735,549	$7,596,500
Koninklijke (Royal) KPN NV	310,736	4,810,225
Koninklijke Ahold NV	228,851	3,086,255
Koninklijke Boskalis Westinster NV	13,256	556,719
Koninklijke DSM NV	29,606	1,518,959
Koninklijke Philips Electronics NV	189,351	5,968,754
Koninklijke Vopak NV	13,497	644,940
Randstad Holdings NV (I)	21,162	962,168
Reed Elsevier NV	132,015	1,667,306
SBM Offshore NV	32,183	610,909
TNT NV	71,788	1,931,572
Unilever NV	312,801	9,371,970
Wolters Kluwer NV	57,342	1,206,425

		52,413,575
New Zealand - 0.10%
Auckland International Airport, Ltd.	176,228	264,932
Contact Energy, Ltd. (I)	59,547	247,153
Fletcher Building, Ltd.	116,617	689,017
Sky City Entertainment Group, Ltd.	110,496	229,292
Telecom Corp. of New Zealand, Ltd.	368,219	549,528

		1,979,922
Norway - 0.71%
Aker Solutions ASA	31,562	457,998
DnB NOR ASA	187,660	2,558,511
Norsk Hydro ASA	170,830	1,032,368
Orkla ASA	148,171	1,366,521
Renewable Energy Corp. ASA (I)	95,728	324,744
Statoil ASA	214,295	4,473,894
Telenor ASA	159,166	2,495,309
Yara International ASA	36,391	1,647,457

		14,356,802
Philippines - 0.02%
Ascendas Real Estate Investment Trust	287,000	478,782
Portugal - 0.26%
Banco Comercial dos Acores SA (L)	540,905	471,970
Banco Espirito Santo SA	100,820	466,006
Brisa Auto Estrada SA	34,576	223,163
Cimpor-Cimentos De Portugal SA	38,713	249,383
Electricidade de Portugal SA (L)	335,780	1,150,031
Galp Energia SGPS SA	44,430	768,050
Jeronimo Martins SGPS SA	42,300	566,416
Portugal Telecom SGPS SA	111,910	1,490,920

		5,385,939
Singapore - 1.60%
Capitaland, Ltd.	491,000	1,514,822
CapitaMall Trust	428,000	700,301
CapitaMalls Asia, Ltd.	261,000	429,543
City Developments, Ltd.	105,000	1,018,077
ComfortDelGro Corp., Ltd.	360,000	415,797
Cosco Corp. Singapore, Ltd. (L)	194,000	260,931
DBS Group Holdings, Ltd.	329,000	3,520,098
Fraser and Neave, Ltd.	188,000	930,774
Genting Singapore PLC (I)	1,169,000	1,657,068
Golden Agri-Resources, Ltd.	1,281,520	554,945
Jardine Cycle and Carriage, Ltd.	20,000	598,952
Keppel Corp., Ltd.	246,000	1,682,600
Keppel Land, Ltd.	137,000	421,556
Neptune Orient Lines, Ltd. (I)	173,000	260,526
Olam International, Ltd.	233,000	577,184
Oversea-Chinese Banking Corp., Ltd.	467,000	3,140,341
SembCorp Industries, Ltd.	188,000	622,866
SembCorp Marine, Ltd.	159,000	476,098

215

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Singapore Airlines, Ltd.	109,000	$1,352,176
Singapore Exchange, Ltd.	164,000	1,126,838
Singapore Press Holdings, Ltd.	291,000	941,334
Singapore Technologies Engineering, Ltd.	320,000	818,846
Singapore Telecommunications, Ltd.	1,530,000	3,651,402
StarHub, Ltd.	115,000	225,876
United Overseas Bank, Ltd.	234,000	3,257,442
UOL Group, Ltd.	90,000	317,381
Wilmar International, Ltd.	368,000	1,680,579
Yangzijiang Shipbuilding Holdings, Ltd.	280,000	375,405

		32,529,758
Spain - 3.69%
Abertis Infraestructuras SA	56,767	1,058,634
Acciona SA	4,881	413,413
Acerinox SA	19,134	341,126
ACS Actividades de Construccion y
Servicios SA (L)	27,191	1,359,588
Banco Bilbao Vizcaya Argentaria SA	683,703	9,259,115
Banco de Sabadell SA (L)	184,288	922,500
Banco de Valencia SA (I)(L)	41,702	237,386
Banco Popular Espanol SA	166,375	1,053,297
Banco Santander SA	1,580,504	20,024,532
Bankinter SA (L)	54,530	378,498
Cintra Concesiones de Infraestructuras de
Transporte SA	84,509	791,713
Criteria Caixacorp SA	161,362	848,704
EDP Renovaveis SA (I)	41,894	237,269
Enagas	34,374	697,594
Fomento de Construcciones SA (L)	7,336	202,646
Gamesa Corporacion Tecnologica SA (I)	37,373	261,371
Gas Natural SDG SA	44,247	658,882
Gestevision Telecinco SA	18,937	208,366
Grifols SA (L)	26,597	381,289
Iberdrola Renovables SA	162,209	539,819
Iberdrola SA	775,075	5,972,715
Iberia Lineas Aereas de Espana SA (I)	91,473	352,933
Inditex SA	41,895	3,325,607
Indra Sistemas SA	17,335	331,118
Mapfre SA	144,743	441,242
Red Electrica De Espana	20,777	978,462
Repsol YPF SA	140,668	3,630,707
Telefonica SA	788,751	19,567,210
Zardoya Otis SA	26,825	480,581

		74,956,317
Sweden - 3.04%
Alfa Laval AB	64,824	1,137,581
Assa Abloy AB, Series B	59,922	1,513,546
Atlas Copco AB, Series A	128,985	2,494,508
Atlas Copco AB, Series B	74,893	1,318,559
Boliden AB	52,512	797,271
Electrolux AB	46,062	1,135,263
Ericsson (LM), Series B	578,291	6,352,738
Getinge AB, Series B	38,431	898,407
Hennes & Mauritz AB, B Shares	196,343	7,108,917
Hexagon AB	36,533	784,648
Holmen AB, Series B	10,135	312,880
Husqvarna AB, B Shares	78,215	579,840
Investor AB, B Shares	87,449	1,774,410
Kinnevik Investment AB	41,666	883,278
Modern Times Group AB, B Shares	9,678	721,314
Nordea Bank AB	620,997	6,478,675
Ratos AB	19,497	674,056
Sandvik AB	193,621	2,972,144

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Scania AB, Series B	61,455	$1,358,302
Securitas AB, Series B	60,125	648,098
Skandinaviska Enskilda Banken AB, Series A	270,848	2,011,861
Skanska AB, Series B	76,662	1,408,638
SKF AB, B Shares	77,250	1,778,519
SSAB AB, Series A	34,693	553,809
SSAB AB, Series B	15,943	224,224
Svenska Cellulosa AB	110,028	1,676,027
Svenska Handelsbanken AB, Series A	97,015	3,183,670
Swedbank AB, Class A (I)	137,146	1,904,351
Swedish Match AB	44,358	1,183,667
Tele2 AB, Series B	60,473	1,270,206
Teliasonera AB	431,141	3,486,651
Volvo AB, Series B (I)	208,948	3,071,619

		61,697,677
Switzerland - 7.59%
ABB, Ltd. (I)	424,913	8,965,845
Actelion, Ltd. (I)	19,582	784,926
Adecco SA	23,624	1,236,428
Aryzta AG	16,226	708,643
Baloise Holding AG	9,599	866,711
Compagnie Financiere Richemont SA	100,232	4,824,191
Credit Suisse Group AG	216,301	9,263,728
GAM Holding, Ltd. (I)	39,661	601,709
Geberit AG	7,475	1,332,297
Givaudan AG	1,596	1,631,725
Holcim, Ltd.	47,107	3,028,304
Julius Baer Group, Ltd.	39,675	1,446,186
Kuehne & Nagel International AG	10,368	1,246,204
Lindt & Spruengli AG - PC	167	400,463
Lindt & Spruengli AG - REG (L)	22	614,703
Logitech International SA (I)(L)	34,956	609,684
Lonza Group AG	8,718	745,154
Nestle SA	665,832	35,486,318
Nobel Biocare Holding AG	23,770	427,751
Novartis AG	405,183	23,348,232
Pargesa Holding SA, ADR	5,189	379,133
Roche Holdings AG	134,908	18,420,373
Schindler Holding AG - PC	9,336	1,001,892
Schindler Holding AG - REG	4,130	441,696
SGS SA	1,051	1,699,518
Sika AG	392	723,651
Sonova Holding AG	8,805	1,075,754
Straumann Holding AG	1,500	334,926
Swatch Group AG (L)	8,329	575,927
Swiss Life Holding (I)	5,852	665,693
Swiss Reinsurance Company, Ltd.	67,625	2,961,639
Swisscom AG	4,477	1,807,376
Syngenta AG	18,165	4,517,176
Synthes AG	11,397	1,317,139
The Swatch Group AG	5,923	2,232,463
UBS AG Swiss Exchange (I)	698,813	11,886,063
Zurich Financial Services AG	28,448	6,672,618

		154,282,239
United Kingdom - 20.74%
3i Group PLC	186,307	840,132
Admiral Group PLC	38,625	1,009,895
Aggreko PLC	49,994	1,234,579
AMEC PLC (I)	63,562	986,081
Anglo American PLC	253,228	10,076,751
Antofagasta PLC	75,708	1,474,060
ARM Holdings PLC	252,407	1,573,379
Associated British Foods PLC	68,398	1,127,691

216

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC (I)	276,878	$14,057,234
Autonomy Corp. PLC (I)	41,759	1,190,266
Aviva PLC (I)	538,686	3,382,406
Babcock International Group PLC	69,083	618,946
BAE Systems PLC	661,803	3,562,404
Balfour Beatty PLC	131,645	554,096
Barclays PLC	2,197,059	10,316,881
BG Group PLC	649,290	11,416,889
BHP Billiton PLC	423,794	13,531,663
BP PLC	3,607,793	24,664,391
British Airways PLC (I)(L)	110,761	422,319
British American Tobacco PLC	383,417	14,325,052
British Land Company PLC	167,722	1,225,983
British Sky Broadcasting Group PLC	218,793	2,424,998
BT Group PLC	1,488,943	3,276,735
Bunzl PLC	63,101	753,025
Burberry Group PLC	83,515	1,365,431
Cable & Wireless Worldwide	504,187	581,871
Cairn Energy PLC (I)	268,571	1,915,252
Capita Group PLC	118,815	1,468,405
Capital Shopping Centres Group PLC	89,551	516,720
Carnival PLC	33,279	1,309,034
Centrica PLC	987,964	5,023,114
Cobham PLC	221,536	804,915
Compass Group PLC	361,221	3,012,133
Diageo PLC	481,075	8,289,860
Eurasian Natural Resources Corp.	49,450	715,314
FirstGroup PLC	92,385	526,914
G4S PLC	270,864	1,083,868
GlaxoSmithKline PLC (I)	997,075	19,670,846
Hammerson PLC	135,853	842,049
Home Retail Group PLC	164,454	532,621
HSBC Holdings PLC	3,362,215	34,049,292
ICAP PLC	106,677	724,467
Imperial Tobacco Group PLC	195,520	5,834,820
Inmarsat PLC	84,020	876,238
Intercontinental Hotels Group PLC	55,387	991,900
International Power PLC	292,464	1,784,717
Intertek Group PLC	30,607	880,780
Invensys PLC	155,034	727,488
Investec PLC	92,818	742,536
ITV PLC (I)	709,522	664,660
J Sainsbury PLC	232,584	1,427,179
Johnson Matthey PLC	41,215	1,141,586
Kazakhmys PLC	41,107	940,452
Kingfisher PLC	453,524	1,668,071
Land Securities Group PLC	146,337	1,470,542
Legal & General Group PLC	1,126,098	1,834,602
Lloyds Banking Group PLC (I)	7,843,018	9,153,436
London Stock Exchange Group PLC	28,620	306,393
Lonmin PLC, ADR (I)	31,061	815,953
Man Group PLC	328,777	1,133,827
Marks & Spencer Group PLC	303,945	1,854,310
National Grid PLC	664,836	5,643,639
Next PLC	36,227	1,262,034
Old Mutual PLC	1,042,213	2,274,526
Pearson PLC	155,836	2,413,874
Petrofac, Ltd.	49,773	1,074,436
Prudential PLC	487,534	4,879,593
Randgold Resources, Ltd.	17,347	1,753,229
Reckitt Benckiser Group PLC	118,316	6,513,222
Reed Elsevier PLC	233,055	1,972,709
Resolution, Ltd.	278,586	1,072,495
Rexam PLC	168,365	812,857
Rio Tinto PLC	278,354	16,344,704

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Rolls-Royce Group PLC (I)	356,022	$3,379,607
Royal & Sun Alliance PLC	661,482	1,358,856
Royal Bank of Scotland Group PLC (I)	3,339,278	2,482,786
Royal Dutch Shell PLC	680,787	20,504,084
Royal Dutch Shell PLC, B Shares	517,698	15,112,983
SABMiller PLC	182,380	5,835,208
Sage Group PLC	252,625	1,097,621
Schroders PLC	21,443	485,177
Scottish & Southern Energy PLC	177,252	3,114,401
Segro PLC	142,376	611,609
Serco Group PLC	94,616	915,005
Severn Trent PLC	45,501	937,642
Smith & Nephew PLC	170,648	1,556,896
Smiths Group PLC	75,009	1,438,365
Standard Chartered PLC	393,298	11,301,561
Standard Life PLC	433,881	1,576,975
Tesco PLC	1,540,301	10,264,508
Thomas Cook Group PLC	164,803	444,624
TUI Travel PLC	107,330	361,764
Tullow Oil PLC	170,312	3,411,647
Unilever PLC	246,451	7,140,769
United Utilities Group PLC	130,874	1,178,681
Vedanta Resources PLC (L)	22,899	780,592
Vodafone Group PLC	10,113,761	25,036,268
Whitbread PLC	33,797	863,576
William Morrison Supermarket PLC	407,378	1,893,175
Wolseley PLC (I)	54,604	1,374,676
WPP PLC	241,157	2,670,605
Xstrata PLC	395,051	7,586,123

		421,460,554
United States - 0.06%
Thomson Reuters Corp.	32,567	1,222,240

TOTAL COMMON STOCKS (Cost $1,675,673,612)		$1,973,467,462

PREFERRED STOCKS - 0.43%
Germany - 0.43%
Bayerische Motoren Werke (BMW) AG	10,023	468,287
Fresenius SE	15,478	1,249,902
Henkel AG & Company KGaA	34,219	1,840,559
Porsche Automobil Holding SE	16,802	833,534
RWE AG	7,486	477,752
Volkswagen AG	32,671	3,949,478

		8,819,512

TOTAL PREFERRED STOCKS (Cost $6,348,237)		$8,819,512

RIGHTS - 0.05%
Bank Of Cyprus Public Company, Ltd.
(Expiration Date: 10/21/2010, Strike
Price: EUR 0.54) (I)	113,970	69,916
Cie Generale Des Etablissements Michelin
(Expiration Date: 10/13/2010, Strike
Price: EUR 2.48) (I)	28,311	79,043
Deutsche Bank AG (Expiration Date:
10/04/2010, Strike Price: EUR 3.47) (I)	123,080	595,650
National Bank of Greece SA (Expiration
Date: 10/11/2010, Strike
Price: EUR 5.20) (I)	120,342	59,060
National Bank of Greece SA (Expiration Date:
10/11/2010, Strike Price: EUR 5.20) (I)	120,342	108,277

TOTAL RIGHTS (Cost $0)		$911,946

217

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Index Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.00%
Fonciere Des Regions (Expiration Date:
12/31/2010, Strike Price: EUR 65.00) (I)	4,199	$5,667
Henderson Land Development Company, Ltd.
(Expiration Date: 06/01/2011: Strike Price:
HKD 58.00) (I)	40,097	11,473
Mediobanca SPA (Expiration Date:
03/18/2011, Strike Price: EUR 9.00) (I)	85,316	2,850
UBI Banca SCPA (Expiration Date:
06/30/2011, Strike Price: EUR 12.30) (I)	10,484	130

TOTAL WARRANTS (Cost $1,300)		$20,120

INVESTMENT COMPANIES - 1.07%
United States - 1.07%
iShares MSCI EAFE Index Fund	397,271	21,818,123

TOTAL INVESTMENT COMPANIES (Cost $21,955,714)		$21,818,123

SHORT-TERM INVESTMENTS - 4.10%
Short-Term Securities* - 1.56%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2010	$31,705,000	31,704,472
Securities Lending Collateral - 2.54%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	5,145,860	51,503,881

TOTAL SHORT-TERM INVESTMENTS (Cost $83,211,520)		$83,208,353

Total Investments (International Index Trust)
(Cost $1,787,190,383) - 102.78%		$2,088,245,516
Other assets and liabilities, net - (2.78%)		(56,514,197)

TOTAL NET ASSETS - 100.00%		$2,031,731,319

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.78%
Argentina - 1.05%
MercadoLibre, Inc. (I)	82,700	$5,969,286
Belgium - 1.54%
Anheuser-Busch InBev NV	148,419	8,719,610
Bermuda - 1.20%
Seadrill, Ltd.	234,277	6,792,128
Brazil - 8.75%
Anhanguera Educacional Participacoes SA	161,300	2,860,882
BR Malls Participacoes SA	780,400	6,521,783
OGX Petroleo e Gas Participacoes SA (I)	1,674,200	21,818,032
PDG Realty SA Empreendimentos
e Participacoes	1,068,900	12,729,512
Vale SA, SADR	180,200	5,634,854

		49,565,063
Canada - 3.04%
Canadian National Railway Company	180,845	11,577,697
Teck Resources, Ltd.	137,384	5,650,783

		17,228,480
China - 4.17%
Baidu, Inc., SADR (I)	54,361	5,578,526
Ctrip.com International, Ltd., ADR (I)	96,957	4,629,697
Ping An Insurance Group Company
of China, Ltd.	754,000	7,711,181

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Tencent Holdings, Ltd.	260,600	$5,666,970

		23,586,374
Denmark - 2.42%
Novo Nordisk A/S	88,584	8,767,961
Novozymes A/S, B Shares	38,901	4,947,167

		13,715,128
France - 7.64%
Accor SA	263,713	9,626,588
BNP Paribas	80,845	5,777,283
Pernod-Ricard SA	70,535	5,900,969
Publicis Groupe SA	178,150	8,472,822
Schneider Electric SA	105,958	13,462,905

		43,240,567
Germany - 11.69%
Adidas AG	121,381	7,523,252
BASF SE	267,893	16,925,355
Daimler AG (I)	184,846	11,727,609
Infineon Technologies AG (I)	459,272	3,190,269
Metro AG	86,662	5,646,437
Siemens AG	131,943	13,955,056
ThyssenKrupp AG	220,228	7,192,585

		66,160,563
Hong Kong - 5.76%
Alibaba.com, Ltd.	1,432,500	2,987,404
CNOOC, Ltd.	2,927,500	5,691,306
Hang Lung Properties, Ltd.	1,142,000	5,547,443
Li & Fung, Ltd.	3,266,000	18,364,448

		32,590,601
India - 2.79%
ICICI Bank, Ltd., SADR	316,999	15,802,400
Indonesia - 0.27%
Astra International Tbk PT	241,500	1,538,536
Israel - 3.02%
Teva Pharmaceutical Industries, Ltd., SADR	323,634	17,071,694
Japan - 12.35%
Canon, Inc.	262,500	12,274,761
Daikin Industries, Ltd.	148,175	5,588,963
FamilyMart Company, Ltd.	203,900	7,317,921
Honda Motor Company, Ltd.	318,300	11,322,570
Komatsu, Ltd.	365,900	8,518,969
Marubeni Corp.	1,607,000	9,107,854
Matsushita Electric Industrial Company, Ltd.	430,100	5,834,450
Mizuho Financial Group, Inc.	5,021,300	7,292,572
Yahoo! Japan Corp.	7,636	2,641,443

		69,899,503
Luxembourg - 1.41%
Millicom International Cellular SA	83,500	8,011,825
Netherlands - 0.44%
Core Laboratories NV	28,080	2,472,163
Singapore - 1.29%
Capitaland, Ltd.	2,369,000	7,308,784
South Africa - 2.59%
MTN Group, Ltd.	630,186	11,387,480
Naspers, Ltd.	67,434	3,295,100

		14,682,580
Spain - 6.02%
Banco Bilbao Vizcaya Argentaria SA	1,254,304	16,986,535

218

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Inditex SA	215,315	$17,091,610

		34,078,145
Sweden - 0.75%
Assa Abloy AB, Series B	167,353	4,227,102
Switzerland - 4.94%
Credit Suisse Group AG	129,409	5,542,322
Nestle SA	159,502	8,500,851
The Swatch Group AG	36,903	13,909,263

		27,952,436
Taiwan - 1.18%
High Tech Computer Corp.	238,800	5,416,648
Hon Hai Precision Industry Company, Ltd.	339,787	1,276,964

		6,693,612
United Kingdom - 12.47%
Autonomy Corp. PLC (I)	296,463	8,450,150
Barclays PLC	1,163,688	5,464,410
Compass Group PLC	658,819	5,493,729
HSBC Holdings PLC	828,937	8,394,680
Reckitt Benckiser Group PLC	155,082	8,537,168
Rolls-Royce Group PLC (I)	608,903	5,780,129
Standard Chartered PLC	253,750	7,291,599
Tesco PLC	1,285,464	8,566,284
Tullow Oil PLC	629,462	12,609,225

		70,587,374

TOTAL COMMON STOCKS (Cost $474,622,762)		$547,893,954

SHORT-TERM INVESTMENTS - 1.27%
Short-Term Securities* - 1.27%
State Street Institutional Treasury Money
Market Fund, 0.0267% (Y)	$4,241,408	4,241,408
State Street Institutional Treasury Plus Money
Market Fund, 0.0593% (Y)	2,948,138	2,948,138

		7,189,546

TOTAL SHORT-TERM INVESTMENTS (Cost $7,189,546)		$7,189,546

Total Investments (International Opportunities Trust)
(Cost $481,812,308) - 98.05%		$555,083,500
Other assets and liabilities, net - 1.95%		11,041,149

TOTAL NET ASSETS - 100.00%		$566,124,649

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.45%
Australia - 8.94%
Acrux, Ltd. (I)	36,231	$83,516
Adamus Resources, Ltd. (I)	27,442	16,624
Adelaide Brighton, Ltd.	25,938	86,244
Aditya Birla Minerals, Ltd. (I)	16,006	18,080
AED Oil, Ltd. (I)	17,758	8,639
AJ Lucas Group, Ltd.	6,337	11,798
Alesco Corp., Ltd.	8,274	21,194
Alliance Resources, Ltd. (I)	22,348	9,289
Allied Gold, Ltd. (I)	19,914	9,433
Amalgamated Holdings, Ltd.	8,898	50,760
Ansell, Ltd.	11,256	145,245
Anvil Mining, Ltd. (I)	16,700	55,672

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
APA Group, Ltd.	33,199	$130,149
APN News & Media, Ltd.	27,123	52,434
Arafura Resources, Ltd. (I)	20,511	22,403
ARB Corp., Ltd.	8,300	60,784
ASG Group, Ltd. (I)	12,891	15,591
Atlas Iron, Ltd. (I)	45,803	102,715
Aurora Oil and Gas, Ltd. (I)	34,600	48,828
Ausdrill, Ltd.	32,814	68,193
Ausenco, Ltd.	7,289	20,010
Austal, Ltd.	12,187	28,874
Austar United Communications, Ltd. (I)	38,531	35,195
Austbrokers Holdings, Ltd (I)	4,181	19,931
Austereo Group, Ltd.	16,908	26,280
Austin Engineering, Ltd.	7,179	29,924
Australian Agricultural Company, Ltd.	10,664	15,873
Australian Infrastructure Fund	43,028	79,438
Australian Worldwide Exploration, Ltd. (I)	36,008	53,948
Automotive Holdings Group	30,885	68,722
Avexa, Ltd. (I)	96,403	2,921
Avoca Resources, Ltd. (I)	21,483	62,295
AWB, Ltd. (I)	83,891	120,008
Beach Energy, Ltd.	118,648	77,985
Bendigo & Adelaide Bank, Ltd. (I)	16,373	17,487
Biota Holdings, Ltd. (I)	13,694	12,641
Blackmores, Ltd.	1,430	39,077
Boart Longyear Group	29,681	90,660
Bow Energy, Ltd. (I)	24,134	31,065
Bradken, Ltd.	11,765	97,230
Brickworks, Ltd.	1,798	20,150
Brockman Resources, Ltd. (I)	20,828	74,987
BT Investment Management, Ltd.	3,141	7,411
Buru Energy, Ltd. (I)	31,343	9,101
Cabcharge Australia, Ltd.	9,047	48,398
Campbell Brothers, Ltd.	2,977	95,106
Cape Lambert Iron Ore, Ltd. (I)	61,857	22,472
Cardno, Ltd.	2,721	11,997
Carnarvon Petroleum, Ltd. (I)	44,251	18,607
Catalpa Resources (I)	10,591	20,577
Cellestis, Ltd.	5,129	11,610
Centamin Egypt, Ltd. (I)	33,316	92,674
Centennial Coal Company, Ltd.	21,102	125,978
Centrex Metals, Ltd. (I)	12,831	4,655
Challenger Financial Services Group, Ltd.	29,052	118,786
Chandler Macleod, Ltd.	23,343	8,123
Chemgenex Pharmaceuticals, Ltd. (I)	34,805	11,438
Citadel Resource Group, Ltd. (I)	190,656	72,793
Citigold Corp., Ltd. (I)	12,839	1,547
Clough, Ltd.	20,047	15,908
Coal of Africa, Ltd. (I)	28,467	38,197
Cockatoo Coal, Ltd. (I)(L)	84,085	38,699
Coffey International, Ltd.	13,888	14,778
Comdek, Ltd. (I)	9,069	5,611
Compass Resources, Ltd. (I)	15,577	2,258
ConnectEast Group	224,097	94,314
Conquest Mining, Ltd. (I)(L)	36,248	17,354
Consolidated Media Holdings, Ltd.	18,638	59,639
Crane Group, Ltd.	8,359	66,172
Crescent Gold, Ltd. (I)	88,295	14,377
CSG, Ltd.	20,745	35,903
CuDeco, Ltd. (I)	8,580	16,797
Cue Energy Resources, Ltd. (I)	5,000	1,762
Customers, Ltd. (I)	7,612	14,711
Deep Yellow, Ltd.	57,118	9,678
Devine, Ltd.	33,869	9,176
Dominion Mining, Ltd.	6,407	14,732

219

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Duet Group	52,627	$88,510
DWS Advanced Business Solutions, Ltd.	12,684	19,861
Dyesol, Ltd. (I)	14,530	11,867
Eastern Star Gas, Ltd. (I)	49,270	41,910
Elders, Ltd. (I)	48,521	27,177
Emeco Holdings, Ltd.	61,822	51,391
Emitch, Ltd.	32,908	39,461
Energy World Corp., Ltd. (I)	75,962	30,728
Envestra, Ltd.	71,014	35,006
Extract Resources, Ltd.	4,284	25,340
Fantastic Holdings, Ltd.	4,687	9,846
FKP Property Group, Ltd.	70,678	58,069
Fleetwood Corp., Ltd.	4,841	51,423
FlexiGroup, Ltd.	15,968	22,777
Flight Centre, Ltd.	6,735	146,410
Flinders Mines, Ltd. (I)	102,815	13,482
Gascoyne Resources, Ltd. (I)	2,573	226
Gindalbie Metals, Ltd. (I)(L)	34,078	30,213
Giralia Resources NL (I)	31,422	81,853
Goodman Fielder, Ltd.	147,951	186,781
GrainCorp., Ltd.	12,585	88,070
Grange Resources Corp., Ltd. (I)	132,454	78,545
Great Southern Plantations, Ltd. (I)	49,118	5,697
GUD Holdings, Ltd.	5,844	54,635
Gujarat NRE Coking Coal, Ltd. (I)	3,156	1,853
Gunns, Ltd.	91,122	51,527
GWA International, Ltd.	26,498	80,167
Hastie Group, Ltd.	24,923	37,998
Healthscope, Ltd.	19,894	115,805
Hillgrove Resources Ltd.	43,767	13,348
Hills Industries, Ltd.	29,039	62,945
Horizon Oil, Ltd. (I)	90,132	26,603
IBA Health, Ltd. (I)	65,826	8,037
Icon Energy, Ltd. (I)	53,263	8,764
iiNET, Ltd.	7,036	18,204
Imdex, Ltd. (I)	15,820	15,693
IMFAustralia, Ltd.	10,109	13,587
Independence Group NL	10,404	59,937
Indophil Resources NL (I)	85,202	76,369
Industrea, Ltd.	74,586	34,312
Infigen, Ltd.	81,696	58,040
Integra Mining, Ltd. (I)	58,809	31,264
Intrepid Mines, Ltd. (I)	38,954	47,697
Invocare, Ltd.	9,175	57,530
IOOF Holdings, Ltd.	24,446	159,025
Iress Market Technology, Ltd.	8,667	71,703
Ivanhoe Australia, Ltd. (I)	6,152	16,947
Jabiru Metals, Ltd. (I)	42,457	18,433
Kagara Zinc, Ltd. (I)	48,216	30,294
Karoon Gas Australia, Ltd. (I)(L)	6,513	47,530
Kingsgate Consolidated, Ltd.	8,063	90,405
Linc Energy, Ltd. (I)	22,798	39,116
Lynas Corp., Ltd. (I)	102,805	135,644
M2 Telecommunications Group, Ltd.	10,415	23,471
Mac Services Group	9,455	29,677
Macmahon Holdings, Ltd.	67,462	44,342
Mantra Resources, Ltd. (I)	9,619	38,986
Mcmillan Shakespeare, Ltd.	4,446	32,101
McPherson’s, Ltd.	6,941	19,878
Medusa Mining, Ltd.	14,817	69,500
Mermaid Marine Australia, Ltd.	14,127	37,689
Mesoblast, Ltd. (I)	4,563	11,311
Metals X, Ltd. (I)	159,375	42,365
Minara Resources, Ltd. (I)	38,702	30,302
Mincor Resources NL	19,890	36,810

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Mineral Deposits, Ltd. (I)	47,220	$47,696
Mineral Resources, Ltd.	6,043	61,782
Mirabela Nickel, Ltd. (I)(L)	35,252	58,268
Mirabela Nickel, Ltd. (I)	2,988	4,939
Molopo Australia, Ltd. (I)	5,287	5,431
Monadelphous Group, Ltd.	3,196	49,667
Mortgage Choice, Ltd.	13,052	14,646
Mount Gibson Iron, Ltd. (I)	82,874	140,590
Murchison Metals, Ltd. (I)	28,318	45,439
Navitas, Ltd.	61,195	251,669
Nexus Energy, Ltd. (I)	86,250	34,240
NIB Holdings, Ltd.	43,000	51,492
Nido Petroleum, Ltd. (I)	122,511	19,636
Norton Gold Fields, Ltd. (I)	60,831	11,709
NRW Holdings Ltd	16,672	27,960
Nufarm, Ltd.	8,958	31,305
Oakton, Ltd.	7,538	20,438
Orotongroup, Ltd.	5,244	40,060
Otto Energy, Ltd. (I)	63,569	5,468
Pacific Brands, Ltd. (I)	68,225	73,859
Pan Australian Resources, Ltd. (I)	110,381	69,352
Pan Pacific Petroleum NL (I)	39,039	6,415
PaperlinX, Ltd. (I)	67,848	28,856
Peet & Company, Ltd.	9,364	16,771
Perilya, Ltd. (I)	40,946	17,810
Perpetual Trust of Australia, Ltd. (L)	2,208	64,859
Perseus Mining, Ltd. (I)	37,732	105,032
Pharmaxis, Ltd. (I)	19,037	39,906
Photon Group, Ltd.	90,032	7,397
Platinum Australia, Ltd. (I)	30,554	19,640
PMP, Ltd. (I)	32,750	22,171
Po Valley Energy, Ltd. (I)	7,369	1,747
Port Bouvard, Ltd. (I)	24,303	2,584
Premier Investments, Ltd.	4,278	29,667
Primary Health Care, Ltd.	37,044	126,037
Prime Retirement & Aged Care
Property Trust (I)	14,396	668
Probiotec, Ltd.	2,926	2,688
Programmed Maintenance Services, Ltd.	12,923	22,168
REA Group, Ltd.	12,633	146,258
Reckon, Ltd.	17,119	39,576
Redflex Holdings, Ltd.	3,279	8,177
Resolute Mining, Ltd. (I)	56,262	73,958
Retail Food Group, Ltd.	5,325	12,488
RHG, Ltd. (I)	23,407	15,399
Ridley Corp., Ltd.	32,485	40,752
Roc Oil Company, Ltd. (I)	64,961	23,861
SAI Global, Ltd.	15,526	65,611
Sally Malay Mining, Ltd.	21,653	56,567
Sedgman, Ltd.	12,761	24,461
ServCorp, Ltd.	5,074	14,476
Seven Network, Ltd.	8,742	59,262
Sigma Pharmaceuticals, Ltd. (I)	207,664	96,348
Silex Systems, Ltd. (I)	6,752	33,073
Silver Lake Resources, Ltd. (I)	20,261	46,573
Sirtex Medical, Ltd.	2,941	13,901
Skilled Group, Ltd.	2,470	3,296
SMS Management & Technology, Ltd.	7,356	47,141
Southern Cross Media Group, Ltd.	40,576	81,189
SP Telemedia, Ltd.	108,689	159,834
Spark Infrastructure Group (S)	57,305	61,205
Specialty Fashion Group, Ltd.	12,034	16,572
Sphere Investments, Ltd. (I)	9,033	22,439
Spotless Group, Ltd.	11,579	26,958
St. Barbara, Ltd. (I)	182,364	68,745

220

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Straits Resources, Ltd.	26,265	$47,049
Strike Resources, Ltd. (I)	14,267	7,116
STW Communications Group, Ltd.	23,084	18,136
Sundance Resources, Ltd. (I)	208,144	49,852
Super Cheap Auto Group, Ltd.	10,817	67,984
Talent2 International, Ltd.	3,808	5,485
Technology One, Ltd.	17,402	16,456
Ten Network Holdings, Ltd.	39,487	52,862
TFS Corp., Ltd.	16,425	14,291
Thakral Holdings Group, Ltd. (I)	84,502	35,870
The Reject Shop, Ltd.	2,561	43,815
Tower Australia Group, Ltd.	41,729	94,383
Tox Free Solutions, Ltd.	8,380	19,136
Transfield Services Infrastructure Fund	8,115	5,255
Transfield Services, Ltd.	32,462	112,958
Transpacific Industries Group, Ltd. (I)	18,498	21,009
Troy Resources Nl (I)	6,603	21,189
UXC, Ltd.	17,598	7,986
Village Roadshow, Ltd.	13,463	33,851
Virgin Blue Holdings, Ltd. (I)	359,466	150,572
Vision Group Holdings, Ltd.	688	166
Watpac, Ltd.	11,170	16,735
Webjet, Ltd.	10,889	25,207
West Australian Newspapers
Holdings, Ltd. (L)	9,273	63,865
Western Areas NL (L)	10,130	60,806
White Energy Company, Ltd. (I)	9,845	37,149
Wide Bay Australia, Ltd.	589	5,780
Windimurra Vanadium, Ltd. (I)	26,337	0
Wotif.com Holdings, Ltd.	6,934	32,765

		10,144,028
Austria - 1.09%
A-TEC Industries AG (I)(L)	792	7,297
Austriamicrosystems AG (I)	1,784	64,038
BWIN Interactive Entertainment AG	5,381	279,345
BWT AG	474	12,344
Cat Oil AG	3,036	27,589
Constantia Packaging AG (I)	542	37,683
Evn AG (L)	1,424	22,238
Flughafen Wien AG	1,080	62,529
Frauenthal Holdings AG (I)	179	2,357
Intercell AG (I)	3,233	73,393
Mayr-Melnhof Karton AG	491	49,802
Oesterreichische Post AG (L)	4,652	139,326
Palfinger AG (I)	1,137	29,161
RHI AG (I)	2,979	87,132
S&T System Integration & Technology
Distribution AG (I)	495	5,499
Schoeller-Bleckmann Oilfield Equipment AG	1,435	93,876
Wienerberger Baustoffindustrie AG (I)	8,352	137,494
Zumtobel AG	5,975	102,545

		1,233,648
Belgium - 1.32%
Ackermans & Van Haaren NV	1,939	154,898
AGFA Gevaert NV (I)	30,114	222,381
Arseus NV	1,641	22,368
Banque Nationale de Belgique	9	45,993
Barco NV (I)	780	35,667
Compagnie d’Entreprises CFE	687	38,560
Compagnie Maritime Belge SA	1,387	39,790
Deceuninck Plastics (I)	7,720	19,491
Devgen (I)	964	9,493
Econocom Group SA	1,236	18,541

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Elia System Operator SA (I)	534	$130
Elia System Operator SA/NV (L)	2,673	97,909
Euronav NV	2,340	44,311
EVS Broadcast Equipment SA	811	49,776
Exmar NV	836	6,256
Galapagos NV (I)	2,443	39,583
Gimv NV	22	1,133
Kinepolis Group NV	719	47,017
Melexis NV (I)	1,922	29,154
Nyrstar	8,153	109,256
Omega Pharma SA	2,269	84,603
SA D’Ieteren Trading NV	454	254,286
Sipef SA	356	26,321
Tessenderlo Chemie NV	1,300	40,548
Tessenderlo Chemie-STRIP VVP NV (I)	61	25
ThromboGenics NV (I)	1,612	40,094
Van De Velde NV	356	16,993

		1,494,577
Bermuda - 0.58%
Capital Strategic Investment, Ltd.	520,000	13,271
Catlin Group, Ltd.	22,847	122,343
Dockwise, Ltd. (I)	1,274	31,637
Golden Ocean Group, Ltd. (L)	34,000	47,225
Hardy Underwriting Bermuda, Ltd.	3,161	11,039
Hiscox PLC	23,931	131,270
Katanga Mining, Ltd. (I)	113,150	155,060
Lancashire Holdings, Ltd.	13,824	120,457
Neway Group Holdings, Ltd.	760,000	27,290

		659,592
Canada - 11.19%
Aastra Technologies, Ltd	2,000	46,457
Absolute Software Corp. (I)	3,900	14,972
Advantage Oil & Gas, Ltd. (I)	19,300	121,926
Aecon Group, Inc.	5,300	61,711
AG Growth International, Inc.	1,400	54,618
AGF Management, Ltd.	5,300	82,727
Akita Drilling, Ltd.	1,500	12,960
Alamos Gold, Inc.	6,700	114,217
Alexco Resource Corp. (I)	4,800	22,253
Algonquin Power & Utilities Corp.	6,600	29,379
Alliance Grain Traders, Inc.	200	5,717
Altius Minerals Corp. (I)	3,100	32,841
Anderson Energy, Ltd. (I)	8,700	9,470
Angiotech Pharmaceuticals, Inc. (I)	2,006	1,170
Antrim Energy, Inc. (I)	15,500	15,215
Argosy Energy, Inc. (I)	26	19
Astral Media, Inc.	4,040	151,760
Atrium Innovations, Inc.	3,300	47,244
ATS Automation Tooling Systems, Inc. (I)	8,247	56,669
Augusta Resource Corp. (I)	9,500	32,962
Aura Minerals, Inc. (I)	10,300	39,943
Aurizon Mines, Ltd. (I)	14,000	96,608
Avalon Rare Metals, Inc. (I)	5,100	17,448
Baffinland Iron Mines Corp. (I)	34,500	35,543
Bankers Petroleum, Ltd. (I)	24,300	192,010
Bioteq Environment Technologies, Inc. (I)	500	389
Birch Mountain Resources, Ltd. (I)	9,200	28
Birchcliff Energy, Ltd. (I)	9,700	82,585
Blackpearl Resources, Inc. (I)	37,800	139,973
BNK Petroleum, Inc. (I)	12,834	29,936
Bonterra Energy Corp.	1,700	70,270
Boralex, Inc. (I)	2,500	19,827
Breakwater Resources, Ltd. (I)	10,400	46,799

221

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Burcon Nutrascience Corp. (I)	2,500	$26,169
Calvalley Petroleums, Inc. (I)	2,040	7,078
Canaccord Capital, Inc.	5,300	53,417
Canada Bread Company, Ltd.	2,160	93,420
Canadian Energy Services &
Technology Corp.	167	2,840
Canadian Western Bank	4,766	115,062
Candente Gold Corp. (I)	1,760	1,334
Canfor Corp. (I)	16,240	132,269
Cangene Corp. (I)	100	361
Capstone Mining Corp. (I)	20,500	67,344
Cardero Resource Corp.	7,100	8,143
Cardiome Pharma Corp. (I)	6,200	37,722
Carpathian Gold, Inc. (I)	24,200	13,642
Cascades, Inc.	7,600	46,978
CCL Industries, Inc.	2,800	78,810
CE Franklin, Ltd. (I)	614	4,106
Celtic Exploration, Ltd. (I)	6,789	85,250
China Gold International Resources
Corp., Ltd. (I)	17,500	80,450
Cinch Energy Corp. (I)	200	264
Clarke, Inc. (I)	2,800	10,722
Coalcorp Mining, Inc. (I)	9,785	856
Cogeco Cable, Inc.	1,641	58,230
Cogeco, Inc.	45	1,378
COM DEV International, Ltd. (I)	8,800	19,843
Compton Petroleum Corp. (I)	21,889	11,275
Computer Modelling Group, Ltd.	100	1,749
Connacher Oil and Gas, Ltd. (I)	52,700	61,464
Consolidated Thompson Iron Mines, Ltd. (I)	27,029	231,700
Constellation Software, Inc.	1,300	54,330
Corridor Resources, Inc. (I)	4,930	25,635
Corus Entertainment, Inc.	7,282	152,873
Corvus Gold, Inc. (I)	1,150	950
Cott Corp. (I)	8,900	69,892
Crew Energy, Inc. (I)	11,300	199,993
Dalsa Corp.	1,069	11,844
Daylight Energy, Ltd.	11,764	112,621
Delphi Energy Corp. (I)	23,445	55,143
Denison Mines Corp. (I)	33,028	53,929
Descartes Systems Group, Inc. (I)	6,000	38,488
Detour Gold Corp. (I)	5,700	164,646
Diagnocure, Inc. (I)	800	972
Dorel Industries, Inc., Class B	3,200	106,957
Dundee Precious Metals, Inc. (I)	11,000	67,353
DundeeWealth, Inc.	3,853	54,037
Eastern Platinum, Ltd. (I)	140,500	193,906
Eastmain Resources, Inc. (I)	7,100	11,593
Easyhome, Ltd.	1,446	16,443
Ecu Silver Mining, Inc. (I)	33,000	24,055
Endeavour Silver Corp.	4,200	17,022
Ensign Energy Services, Inc. (L)	9,100	111,705
Entree Gold, Inc. (I)	7,400	21,433
European Goldfields, Ltd. (I)	14,109	149,468
Evertz Technologies, Ltd.	1,312	21,295
Exco Technologies, Ltd.	2,900	9,724
Exeter Resource Corp. (I)	230	1,500
Fairborne Energy, Ltd. (I)	8,600	35,440
Far West Mining, Ltd. (I)	1,900	10,470
Farallon Mining, Ltd. (I)	30,000	12,975
First Majestic Silver Corp (I)	9,400	64,500
FirstService Corp. (I)	1,200	28,761
Flint Energy Services, Ltd. (I)	3,996	59,693
Forsys Metals Corp. (I)	400	778
Fortuna Silver Mines, Inc. (I)	103	320

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Fortune Minerals, Ltd. (I)	2,450	$1,857
Forzani Group, Ltd.	940	14,892
Fronteer Gold, Inc. (I)	12,437	89,086
Galleon Energy, Inc. (I)	9,800	33,527
Gammon Gold, Inc. (I)	12,500	87,108
Garda World Security Corp. (I)	6,400	53,805
GBS Gold International, Inc. (I)	13,800	0
Gennum Corp.	2,342	15,478
Geomark Exploration, Inc.	24	24
Glacier Media, Inc. (I)	6,100	13,517
Glentel, Inc.	700	13,199
GLG Life Tech Corp.	2,200	18,282
Globestar Mining Corp. (I)	10,600	12,569
Gluskin Sheff & Associates, Inc.	1,300	23,084
GMP Capital, Inc.	2,443	25,358
Grande Cache Coal Corp. (I)	11,500	70,750
Great Canadian Gaming Corp.	700	4,878
Great Panther Silver, Ltd. (I)	14,100	13,156
Greystar Resources, Ltd. (I)	7,400	29,847
Groupe Aeroplan, Inc.	15,300	187,960
Guyana Goldfields, Inc. (I)	6,600	66,969
Hanfeng Evergreen, Inc.	200	1,225
Harry Winston Diamond Corp. (I)	7,361	85,636
Heroux-Devtek, Inc. (I)	1,600	9,564
Home Capital Group, Inc.	2,300	99,453
HudBay Minerals, Inc.	16,400	233,512
Imax Corp. (I)	6,080	102,761
Imperial Metals Corp. (I)	400	8,887
Innergex Renewable Energy, Inc.	15	138
Insignia Energy, Ltd. (I)	3,910	6,194
International Forest Products, Ltd. (I)	2,050	7,950
International Tower Hill Mines, Ltd. (I)	2,300	14,418
Intertape Polymer Group, Inc. (I)	4,500	6,779
Isotechnika Pharma, Inc. (I)	3,200	1,089
Ivanhoe Energy, Inc. (I)	25,500	54,276
KAB Distribution, Inc. (I)	7,076	1
Keegan Resources, Inc. (I)	8,100	61,642
Kimber Resources, Inc. (I)	250	231
Kingsway Financial Services, Inc. (I)	8,100	13,147
Kirkland Lake Gold, Inc. (I)	4,400	37,076
La Mancha Resources, Inc. (I)	17,200	45,971
Labopharm, Inc. (I)	7,200	7,208
Lake Shore Gold Corp. (I)	24,100	84,323
Laurentian Bank of Canada	2,914	124,020
Le Chateau, Inc.	1,700	21,876
Legacy Oil & Gas, Inc. (I)	160	1,754
Leon’s Furniture, Ltd.	5,926	79,136
Linamar Corp.	3,400	63,017
MacDonald Dettwiler & Associates, Ltd. (I)	2,582	114,181
MAG Silver Corp. (I)	3,500	26,669
Major Drilling Group International	2,300	66,212
Manitoba Telecom Services, Inc.	1,531	41,991
Maple Leaf Foods, Inc.	4,700	54,999
Martinrea International, Inc. (I)	8,593	63,472
Maxim Power Corp. (I)	4,800	12,223
MDC Partners, Inc.	100	1,339
MDS, Inc. (I)	14,178	142,896
Mega Uranium, Ltd. (I)	24,000	14,462
Mercator Minerals, Ltd. (I)	19,100	47,894
Methanex Corp.	5,900	144,619
Migao Corp. (I)	3,000	19,244
Minefinders Corp. (I)	1,500	14,652
Miranda Technologies, Inc. (I)	3,285	15,644
Mosaid Technologies, Inc.	1,200	27,968
Mullen Group, Ltd.	3,257	45,615

222

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Nautilus Minerals, Inc. (I)	30,700	$59,974
Neo Material Technologies, Inc. (I)	8,900	42,558
Newalta, Inc.	5,900	51,207
NGEx Resources, Inc.	7,821	6,157
Norbord, Inc. (I)	940	10,415
North American Palladium, Ltd. (I)	7,400	30,567
Northern Dynasty Minerals, Ltd. (I)	4,900	41,528
Northgate Minerals Corp. (I)	31,505	95,228
Novagold Resources, Inc. (I)	12,000	104,150
Noveko International, Inc. (I)	2,600	1,440
NuVista Energy, Ltd.	9,573	97,042
Oncolytics Biotech, Inc. (I)	4,590	21,993
Open Range Energy Corp. (I)	3,700	4,783
OPTI Canada, Inc. (I)	31,900	25,733
Orleans Energy, Ltd. (I)	4,700	10,506
Paladin Labs, Inc. (I)	500	13,320
Paramount Resources, Ltd. (I)	5,100	100,919
Parkbridge Lifestyles Communities, Inc.	5,230	28,516
Pason Systems, Inc.	6,600	78,451
Pelangio Exploration, Inc. (I)	4,400	2,694
Peregrine Diamonds, Ltd. (I)	12,400	28,924
Perpetual Energy, Inc.	1,424	6,574
Petrolifera Petroleum, Ltd. (I)	6,850	5,260
Platinum Group Metals, Ltd. (I)	5,000	11,712
Plutonic Power Corp. (I)	6,600	13,984
Polymet Mining Corp. (I)(L)	7,903	16,053
Potash One, Inc.	7,000	26,873
ProspEx Resources, Ltd. (I)	7,735	9,560
Pulse Seismic, Inc. (I)	5,782	7,867
Pure Energy Services, Ltd. (I)	1,400	4,109
Queenston Mining, Inc. (I)	6,000	27,525
Questerre Energy Corp. (I)	38,200	94,674
Reitman’s Canada, Ltd.	4,900	88,437
Resverlogix Corp. (I)	3,400	13,284
Richelieu Hardware, Ltd.	600	16,328
Ritchie Bros. Auctioneers, Inc. (L)	7,000	144,776
RONA, Inc. (I)	10,343	133,698
RS Technologies, Inc. (I)	30,580	297
Rubicon Minerals Corp. (I)	15,700	64,546
Russel Metals, Inc.	7,189	147,707
Sandvine Corp. (I)	18,000	32,540
Savanna Energy Services Corp.	700	3,728
Scorpio Mining Corp. (I)	8,900	7,558
Seabridge Gold, Inc. (I)	3,200	90,940
Shawcor, Ltd., Class A	4,204	122,578
Sherritt International Corp. (L)	23,100	179,834
Shore Gold, Inc. (I)	22,600	17,353
Sierra Wireless, Inc. (I)	3,200	33,278
Silver Standard Resources, Inc. (I)	7,000	139,469
Silvercorp Metals, Inc.	20,400	167,736
Softchoice Corp. (I)	400	3,390
Sprott Resource Corp. (I)	9,300	38,867
Sprott Resource Lending Corp. (I)	9,200	16,274
Stantec, Inc. (I)	4,700	124,569
Starfield Resources, Inc. (I)	37,000	1,480
Stella-Jones, Inc.	100	2,687
Storm Ventures International, Inc. (I)	3,544	8,336
Student Transportation of America, Ltd.	5,204	29,437
SunOpta, Inc. (I)	6,708	40,813
Superior Plus Corp.	7,400	85,658
Tanzanian Royalty Exploration Corp. (I)	7,400	53,222
Taseko Mines, Ltd. (I)	25,500	131,602
Technicoil Corp. (I)	5,300	4,739
The Churchill Corp. (I)	1,600	32,314
The Jean Coutu Group (PJC), Inc.	7,700	65,258

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Theratechnologies, Inc. (I)	300	$1,394
Thompson Creek Metals Company, Inc. (I)	11,493	123,877
Timminco, Ltd. (I)	8,700	3,044
TLC Vision Corp. (I)	3,400	512
TMX Group, Inc.	2,582	79,375
Toromont Industries, Ltd.	4,700	129,914
Torstar Corp.	6,800	83,868
Total Energy Services, Inc.	8,400	72,089
Transcontinental, Inc.	7,583	102,959
TransForce, Inc.	7,918	80,111
Transglobe Energy Corp. (I)	5,600	53,121
Transition Therapeutics, Inc. (I)	2,700	8,397
Trican Well Service, Ltd.	8,500	135,567
Trilogy Energy Corp.	600	6,700
Trinidad Drilling, Ltd.	13,597	68,454
U308 Corp. (I)	2,980	998
Uni-Select, Inc.	1,400	35,854
Uranium One, Inc. (I)	49,400	166,603
Uranium Participation Corp. (I)	9,855	62,354
UTS Energy Corp. (I)	52,200	182,642
Vecima Networks, Inc. (I)	2,779	10,912
Vero Energy, Inc. (I)	8,900	57,782
Vitran Corp., Inc. (I)	600	6,415
Webtech Wireless, Inc. (I)	1,700	644
Wesdome Gold Mines, Ltd.	8,000	20,916
West Fraser Timber Company, Ltd.	1,728	63,484
Western Coal Corp.	30,700	175,147
Westport Innovations, Inc. (I)	3,857	67,588
Wi-LAN, Inc.	9,800	40,290
Winpak, Ltd.	200	2,111
Xtreme Coil Drilling Corp. (I)	3,452	12,112
Zarlink Semiconductor, Inc. (I)	4,500	8,747
ZCL Composites, Inc.	3,500	9,525

		12,695,511
Cayman Islands - 0.03%
Siem Offshore, Inc. (I)	20,000	31,655
China - 0.11%
Bund Center Investment, Ltd. (I)	95,000	36,446
Epure International, Ltd. (I)	51,000	33,408
Pacific Textile Holdings, Ltd.	90,000	49,764

		119,618
Cyprus - 0.12%
Deep Sea Supply PLC (I)	11,000	20,817
Marfin Popular Bank Public Company, Ltd.	3,203	6,438
ProSafe ASA	14,248	87,843
Prosafe Production Public, Ltd. (I)	9,000	22,809

		137,907
Denmark - 0.83%
ALK-Abello A/S	381	23,971
Alm. Brand Skadesforsikring A/S (I)	537	4,661
Amagerbanken AS (I)	25,580	14,444
Auriga Industries	1,693	31,268
Bang & Olufsen A/S (I)	3,937	41,383
Bavarian Nordic A/S (I)	928	33,183
Capinordic A/S (I)	7,100	1,021
D.S. Norden A/S	2,246	88,838
East Asiatic Company, Ltd. A/S	1,511	39,641
Fionia Bank A/S (I)	1,700	0
Genmab A/S (I)	3,300	37,137
GN Store Nord A/S (I)	13,257	101,801
Greentech Energy Systems A/S (I)	4,271	16,430
IC Companys A/S	807	34,681

223

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Lan & Spar Bank AS (I)	225	$10,907
NeuroSearch A/S	1,867	28,154
NKT Holding A/S	1,339	65,905
Ostjydsk Bank A/S (I)	167	11,001
Ringkjoebing Landbobank A/S (I)	347	39,166
Roskilde Bank A/S	473	0
Satair A/S	294	12,735
Schouw & Company A/S	1,959	43,339
SimCorp A/S	292	46,458
Solar Holdings A/S	603	40,303
Spar Nord Bank A/S (I)(L)	4,942	51,063
Sydbank A/S (I)	4,527	105,453
Thrane & Thrane A/S	413	17,485
Torm AS (I)	199	1,479
Vestjysk Bank A/S (I)	155	1,927

		943,834
Finland - 2.65%
Alma Media OYJ	4,110	38,562
Amer Sports OYJ	22,062	271,827
Atria PLC	1,021	15,062
Cargotec Corp. OYJ	5,393	233,489
Cramo OYJ	2,993	56,382
Elektrobit Corp.	2,752	3,150
Finnair OYJ (I)(L)	3,281	22,151
Finnlines OYJ (I)	4,379	49,421
Fiskars Corp.	3,512	68,364
HK Ruokatalo OYJ	316	3,367
Huhtamaki OYJ	3,486	44,793
Ilkka-Yhtyma OYJ (L)	1,535	13,895
KCI Konecranes OYJ	4,353	163,002
Kemira OYJ	8,272	113,987
Lannen Tehtaat OYJ	696	17,509
M-real OYJ (I)	44,242	177,321
Olvi OYJ	586	24,293
Oriola-KD OYJ	4,895	28,485
Orion OYJ, Series A	4,469	90,124
Orion OYJ, Series B	11,531	230,350
Outotec OYJ	3,485	147,864
Poyry OYJ	2,864	43,604
Raisio OYJ	8,267	33,036
Ramirent OYJ	4,765	48,837
Rapala VMC OYJ	2,298	18,787
Rautaruukki OYJ	6,695	138,479
Scanfil OYJ	3,574	14,069
Stockmann OYJ Abp, Series B (L)	3,940	153,525
Tecnomen OYJ (I)	8,945	9,385
TietoEnator OYJ	4,223	84,163
Tikkurila OYJ (I)	2,068	44,806
Uponor OYJ	4,437	73,471
Vacon OYJ	758	36,238
YIT OYJ	21,015	499,017

		3,010,815
France - 3.91%
Altran Technologies SA (I)	21,034	83,687
April Group SA	1,212	35,539
Archos SA (I)	313	1,339
Arkema	4,952	253,823
Beneteau SA (I)	4,024	72,050
Boiron SA	699	23,206
Bongrain SA	189	13,657
Bourbon SA (L)	2,943	120,324
Boursorama (I)	743	8,873
Bull SA (I)	11,076	47,255

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Canal Plus SA (L)	4,707	$34,330
Carbone Lorraine SA	1,710	73,941
Cegedim SA	385	23,623
Delachaux SA	1,025	78,497
Electricite de Strasbourg SA	81	12,633
Esso SAF	116	15,142
Etablissements Maurel et Prom SA	9,679	133,450
Eurofins Scientific	895	45,974
Faurecia (I)	2,138	50,309
Financiere Marc de Lacharriere SA	961	42,002
Groupe Steria SA	2,929	87,855
Guerbet SA	157	16,169
Guyenne & Gascogne SA	315	33,519
Havas SA	35,098	171,768
Infogrames Entertainment SA (I)	2,501	12,155
International Metal Service SA (I)	2,200	36,054
Ipsos SA	3,356	153,468
Lafuma SA (I)	323	4,996
Lectra SA (I)	2,262	10,361
LVL Medical Groupe SA	568	13,081
Manutan SA	162	10,048
Neopost SA	2,257	168,030
Nexans SA	2,042	148,666
Nexity SA	2,799	106,169
Nicox SA (I)	4,623	16,068
Norbert Dentressangle SA	576	46,131
NRJ Group (I)	2,727	26,036
Orpea SA	2,102	94,470
Pierre & Vacances SA	453	29,472
Pinguely-Haulotte SA (I)	1,924	20,861
Rallye SA	2,442	90,465
Remy Cointreau SA	2,580	173,890
Rhodia SA	19,404	466,879
Robertet SA	135	19,313
Rubis SA	336	34,392
Saft Groupe SA	2,392	93,391
Sechilienne-Sidec SA	1,808	50,021
SeLoger.com	1,277	65,309
Sequana Capital	2,051	27,922
Somfy SA	280	57,650
Spir Communication SA (I)	492	16,665
SR Teleperformance SA	5,894	168,000
Stallergenes SA	726	63,616
Stef-TFE Group	1,149	62,666
Theolia SA (I)	9,586	16,357
Toupargel-Agrigel SA	539	10,466
Trigano SA (I)	1,753	40,454
UBISOFT Entertainment SA (I)	2,614	29,176
Valeo SA (I)	8,804	409,377
Viel & Compagnie SA	5,454	21,453
Vilmorin & Compagnie SA	710	76,692
Virbac SA	384	53,062
VM Materiaux SA	263	14,624

		4,436,871
Germany - 4.56%
Aareal Bank AG (I)	3,026	67,319
Adlink Internet Media AG (I)	1,638	7,725
Adva AG Optical Networking (I)	6,343	47,704
Agennix AG (I)	506	2,796
Air Berlin PLC (I)(L)	4,881	19,917
Asian Bamboo AG	1,159	63,219
Balda AG (I)	8,571	58,243
Bauer AG	162	6,648
Bechtle AG	1,216	40,245

224

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Bilfinger Berger AG	2,299	$158,755
Centrotherm Photovoltaics AG (I)	812	34,207
Cewe Color Holding AG	385	14,292
Comdirect Bank AG	2,391	21,374
Conergy AG (L)	12,401	10,122
CTS Eventim AG	567	29,383
Demag Cranes AG (I)	1,912	73,347
Deutsche Wohnen AG (I)	6,242	74,245
Deutz AG (I)	5,916	43,533
Dialog Semiconductor PLC (I)	4,253	69,603
Douglas Holding AG (L)	2,559	128,515
Drillisch AG	7,508	54,687
Duerr AG (I)	1,696	52,913
DVB Bank AG	6,310	210,752
ElringKlinger AG	1,568	50,239
Evotec AG (I)	16,036	50,716
Freenet AG	9,219	108,403
Fuchs Petrolub AG	615	65,184
Gerresheimer AG (I)	3,110	124,653
Gerry Weber International AG	1,710	70,104
Gesco AG	295	16,800
GFK AG	308	13,158
Grenkeleasing AG	129	6,333
Hamburger Hafen und Logistik AG (L)	1,229	47,843
Heidelberger Druckmaschinen AG (L)	21,081	101,060
Indus Holding AG	1,623	42,282
IVG Immobilien AG (I)	8,262	60,015
IWKA AG (I)	2,152	41,118
Jenoptik AG (I)	3,285	19,102
Kloeckner & Company SE (I)	7,480	168,356
Kontron AG	5,420	47,134
Krones AG (I)	1,506	89,716
KWS Saat AG	206	33,898
Leoni AG (I)	2,827	95,943
Manz Automation AG	233	15,729
Medigene AG (I)	3,040	10,461
Medion AG	1,622	22,790
MLP AG	4,269	43,526
Muehlbauer Holding AG & Company KGaA	156	5,493
MVV Energie AG	884	34,996
Norddeutsche Affinerie AG	5,323	254,044
Nordex AG (I)	2,657	24,471
Pfeiffer Vacuum Technology AG	173	16,370
Pfleiderer AG (I)	3,314	17,549
Phoenix Solar AG	547	19,618
Plambeck Neue Energien AG (I)	6,235	14,422
Praktiker Bau- und Heimwerkermaerkte AG	6,319	53,449
Premiere AG (I)	28,928	40,503
Q-Cells AG (I)(L)	7,201	40,409
QSC AG	6,549	14,979
Rheinmetall AG	2,295	151,841
Sartorius AG	940	24,981
SGL Carbon AG (I)	5,711	198,140
Singulus Technologies AG (I)	11,249	64,674
Sixt AG	1,178	43,364
Solar Millennium AG (I)	1,626	42,402
Solarworld AG (L)	6,359	80,137
Stada Arzneimittel AG	10,688	306,811
Suess MicroTec AG (I)	2,259	18,200
Symrise AG	4,862	135,345
Tognum AG	4,006	88,871
TUI AG (I)	12,285	150,268
Vossloh AG	806	85,872
VTG AG	1,231	22,253
Wacker Construction Equipment AG (I)	2,763	37,953

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Wincor Nixdorf AG	5,765	$376,077
Wire Card AG (L)	7,729	105,483
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	60,329
Xing Ag (I)	361	14,195

		5,177,606
Gibraltar - 0.03%
PartyGaming PLC (I)	8,358	36,248
Greece - 1.01%
Aegean Airlines SA	1,678	5,188
Agricultural Bank of Greece SA (I)	50,620	64,052
Alapis Holding Industrial & Commercial SA	16,515	35,498
Athens Stock Exchange SA	7,482	53,282
Athens Water Supply and Sewage
Company SA	2,538	17,172
Autohellas SA	2,895	6,529
Bank of Attica SA (I)	6,737	9,380
Bank of Greece SA	1,882	76,435
Diagnostic & Therapeutic Center of Athens
Hygeia SA (I)	12,314	13,403
Emporiki Bank SA (I)	250	700
Forthnet SA (I)	8,037	7,313
Fourlis SA	6,312	50,583
Frigoglass SA	4,848	59,758
GEK Group of Companies SA	5,812	33,174
Geniki Bank SA (I)	1,852	5,362
Greek Postal Savings Bank SA (I)	12,594	69,622
Halcor SA (I)	4,634	3,970
Hansard Global PLC	6,816	19,011
Hellenic Technodomiki Tev SA	11,183	44,331
Intracom Holdings SA (I)	10,218	7,902
Intracom SA Technical & Steel
Constructions SA (I)	3,610	3,870
J&P-Avax SA	614	1,026
Lambrakis Press SA (I)	2,696	3,052
Loulis Mills SA	3,541	7,218
Marfin Financial Group SA Holdings (I)	72,043	76,822
Metka SA	3,097	33,551
Motor Oil Hellas Corinth Refineries SA	6,346	62,173
Mytilineos Holdings SA (I)	7,871	45,795
Nireus Aquaculture SA (I)	1,703	1,478
Piraeus Bank SA	24,597	121,200
Piraeus Port Authority SA	710	12,770
Sarantis SA	3,860	20,526
Sidenor Steel Products Manufacturing
Company SA (I)	3,429	10,899
Terna Energy SA	4,140	15,409
Titan Cement Company SA	5,693	114,975
Viohalco SA (I)	6,216	31,159

		1,144,588
Hong Kong - 2.41%
Allied Group, Ltd.	26,000	102,079
Allied Properties HK, Ltd.	358,000	77,056
Apac Resources, Ltd. (I)	380,000	22,440
Asia Satellite Telecom
Holdings Company, Ltd.	2,500	4,549
Associated International Hotels, Ltd. (I)	44,000	93,004
Bright International Group, Ltd. (I)	446,000	22,963
C C Land Holdings, Ltd.	105,000	43,335
C Y Foundation Group, Ltd. (I)	300,000	4,524
Champion Technology Holdings, Ltd.	365,766	12,174
Cheuk Nang Holdings, Ltd.	2,720	980
China Public Procurement, Ltd. (I)	232,000	20,333

225

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
China Renji Medical Group, Ltd. (I)	1,332,000	$9,216
China Sci-Tech Holdings, Ltd. (I)	2,210,240	60,534
China Solar Energy Holdings, Ltd. (I)	425,000	10,829
China WindPower Group, Ltd. (I)	250,000	28,356
China Yunnan Tin Minerals
Group Company, Ltd.	380,000	4,014
Chong Hing Bank, Ltd.	11,000	26,834
Chuang’s Consortium International, Ltd. (I)	114,080	13,086
Citic 1616 Holdings, Ltd.	112,000	40,449
CNNC International, Ltd. (I)	17,000	12,789
Cross-Harbour Holdings, Ltd.	18,000	15,544
Dickson Concepts International, Ltd.	35,000	25,078
DVN Holdings Company, Ltd.	112,000	7,927
EganaGoldpfeil Holdings, Ltd. (I)	103,373	0
Emperor Entertainment Hotel, Ltd.	80,000	14,422
Emperor International Holdings, Ltd.	128,000	27,571
eSun Holdings, Ltd. (I)	74,000	9,990
Eva Precision Industrial Holdings, Ltd.	30,000	17,616
Far East Consortium International, Ltd.	138,000	41,198
Fong’s Industries Company, Ltd.	38,000	18,791
Fubon Bank, Ltd.	38,000	19,209
G-Resources Group, Ltd. (I)	1,182,000	79,046
Get Nice Holdings, Ltd.	394,000	25,853
Giordano International, Ltd.	144,000	84,816
Global Green Tech Group, Ltd. (I)	97,920	1,931
Glorious Sun Enterprises, Ltd.	64,000	25,234
Golden Resorts Group, Ltd.	712,000	33,037
Goldin Financial Holdings, Ltd.	210,000	24,362
Hang Fung Gold Technology, Ltd. (I)	90,000	0
Hannstar Board International Holdings, Ltd. (I)	50,000	8,677
Harbour Centre Development, Ltd.	46,000	54,610
HKR International, Ltd.	75,200	33,884
Hong Kong Ferry Holdings Company	29,000	27,805
Hong Kong Resources
Holdings Company, Ltd.	164,000	30,273
Hung Hing Printing Group, Ltd.	82,000	23,838
Hutchison Harbour Ring, Ltd.	186,000	21,552
I.T, Ltd.	100,601	68,638
Imagi International Holdings, Ltd. (I)	106,250	3,821
Integrated Distribution Services Group, Ltd.	25,000	81,086
International Luk Fook Holdings, Ltd.	28,000	62,277
K Wah International Holdings, Ltd.	81,000	32,088
Kantone Holdings, Ltd.	402,512	8,189
King Stone Energy Group, Ltd. (I)	1,220,000	27,519
Kowloon Development Company, Ltd.	31,000	34,607
Lee & Man Holding, Ltd.	60,000	51,585
Liu Chong Hing Investment	16,000	18,713
Matsunichi Communication Holdings, Ltd. (I)	45,000	29,058
Media Chinese International, Ltd.	110,000	29,030
Melco International Development (I)	102,000	51,931
Midland Holdings, Ltd.	48,000	44,411
Neo-Neon Holdings, Ltd.	39,500	25,609
New Times Energy Corp., Ltd. (I)	526,000	16,915
Norstar Founders Group, Ltd. (I)	244,000	22,957
Pacific Andes International Holdings, Ltd.	70,686	12,712
Pacific Century Premium Developments, Ltd.	85,000	15,298
Paliburg Holdings, Ltd.	50,000	19,816
Peace Mark Holdings, Ltd. (I)	164,000	0
Phoenix Satellite Television Holdings, Ltd.	28,000	9,563
Pico Far East Holdings, Ltd.	100,000	19,827
Playmates Holdings, Ltd.	31,800	9,919
Playmates Toys Ltdplaymates Toys Ltd. (I)	15,900	594
Polytec Asset Holdings, Ltd.	150,000	26,293
PYI Corp., Ltd.	372,000	13,884
Regal Hotels International Holdings, Ltd.	56,000	24,252

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Sa Sa International Holdings, Ltd.	58,000	$46,274
Shui On Construction & Materials, Ltd.	18,000	22,203
Shun Tak Holdings, Ltd.	166,000	106,573
Singamas Container Holdings, Ltd.	158,000	36,508
Sino-Tech International Holdings, Ltd. (I)	440,000	23,665
Skyfame Realty Holdings, Ltd. (I)	216,000	14,755
Solomon Systech International, Ltd.	254,000	16,013
South China (china), Ltd.	256,000	16,827
Tack Fat Group International, Ltd. (I)	272,000	0
TAI Cheung Holdings, Ltd.	59,000	40,270
Tai Fook Securities Group, Ltd.	22,185	14,922
Titan Petrochemicals Group, Ltd. (I)	500,000	43,177
Transport International Holdings, Ltd.	19,200	61,550
United Power Investment, Ltd. (I)	784,000	23,241
Upbest Group, Ltd.	148,000	19,075
USI Holding Corp.	104,000	39,077
Value Partners Group, Ltd.	45,000	31,436
Victory City International Holdings, Ltd.	96,999	21,837
Vitasoy International Holdings, Ltd.	74,000	58,316
Vongroup, Ltd. (I)	210,000	2,950
VST Holdings Company, Ltd. (I)	96,000	25,559
Wah Nam International Holdings, Ltd. (I)	16,000	3,061
Wai Kee Holdings, Ltd.	68,000	15,774
Yugang International, Ltd.	312,000	3,215

		2,728,678
Ireland - 1.00%
AER Lingus Group PLC (I)	15,850	22,579
Allied Irish Banks PLC - London Exchange (I)	83,104	58,057
C&C Group PLC	30,840	135,495
DCC PLC	6,369	182,396
FBD Holdings PLC (I)	1,839	16,232
Glanbia PLC	11,290	53,406
Grafton Group PLC	18,960	79,003
Greencore Group PLC	13,532	21,778
IFG Group PLC	10,694	18,933
Independent News & Media PLC (I)	11,035	9,563
Irish Continental Group PLC	1,120	22,139
Irish Life & Permanent Group
Holdings PLC (I)	28,472	54,077
Kingspan Group PLC (I)	10,256	77,882
Paddy Power PLC	5,842	204,998
Smurfit Kappa Group PLC (I)	10,583	106,359
United Drug PLC	20,187	68,766

		1,131,663
Israel - 0.40%
Alvarion, Ltd. (I)	3,666	7,211
Clal Biotechnology Industries, Ltd. (I)	3,326	17,864
Clal Industries & Investments, Ltd.	2,408	16,769
Clal Insurance Enterprise Holdings, Ltd. (I)	320	7,842
Delek Automotive Systems, Ltd.	2,309	29,592
First International Bank of Israel, Ltd.	3,533	52,298
Frutarom Industries, Ltd.	432	4,278
Given Imaging, Ltd. (I)	307	5,558
Hadera Paper, Ltd.	244	19,150
Ituran Location & Control, Ltd.	1,195	17,150
Makhteshim-Agam Industries, Ltd. (I)	33,321	123,685
Menorah Mivtachim Holdings, Ltd. (I)	1,766	22,092
Oil Refineries, Ltd.	67,451	37,096
Ormat Industries, Ltd.	3,762	31,124
Osem Investments, Ltd.	351	5,442
Paz Oil Company, Ltd.	39	6,205
Rami Levi Chain Stores Hashikma
Marketing 2006, Ltd.	711	18,986

226

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Israel (continued)
Retalix, Ltd. (I)	404	$5,053
Shikun & Binu, Ltd.	4,727	10,519
Strauss Group, Ltd.	1,062	15,841

		453,755
Italy - 2.87%
Acea SpA (I)	5,358	60,569
Aedes SpA (I)	75,645	21,792
Amplifon SpA	9,264	42,169
Ansaldo STS SpA	6,562	84,989
Astaldi SpA	4,499	32,406
Azimut Holding SpA	15,042	147,633
Banca Generali SpA	1,570	19,187
Banca Popolare dell’Etruria e del
Lazio SpA (I)	7,181	32,322
Banca Popolare di Milano SpA	31,554	150,674
Banca Popolare di Sondrio SCRL	5,303	47,918
Benetton Group SpA	6,037	46,318
Biesse Spabiesse SpA (I)	3,189	24,123
Brembo SpA	2,573	25,776
Bulgari SpA	12,157	110,332
Buongiorno SpA (I)	6,447	9,341
Buzzi Unicem SpA	4,611	48,759
Caltagirone SpA	2,499	6,581
CIR-Compagnie Industriali Riunite SpA (I)	62,501	127,656
Credito Artigiano SpA	7,592	14,710
Credito Emiliano SpA	9,474	64,690
Danieli & C Officine Meccaniche SpA	2,311	54,458
Davide Campari Milano SpA	146	874
DiaSorin SpA	3,279	134,757
Digital Multimedia Technologies SpA (I)	1,816	32,639
Engineering Ingegneria Informatica SpA	449	12,719
ERG SpA	3,626	49,018
Esprinet SpA	3,554	32,037
Eurotech SpA (I)	1,562	4,589
Fastweb SpA (I)	1,833	44,867
Fondiaria-Sai SpA	4,848	48,909
Gemina SpA (I)	54,600	38,060
Geox SpA	1,661	9,427
Gruppo Coin SpA (I)	6,995	69,118
Gruppo Editoriale L’Espresso SpA (I)	35,685	77,317
Hera SpA	40,703	77,756
Immsi SpA (L)	24,591	28,350
Impregilo SpA (I)	36,254	108,206
Interpump SpA (I)	6,839	42,837
Iren SpA	26,982	46,635
Italcementi SpA	5,020	44,417
Italmobiliare SpA	827	27,723
Juventus Football Club SpA (I)	4,630	5,396
KME Group SpA (I)	27,631	11,303
Landi Renzo Spa	3,939	20,080
Lottomatica SpA	3,357	51,511
Maire Tecnimont SpA	12,753	50,819
Marr SpA	4,504	48,587
Milano Assicurazioni SpA	24,455	45,734
Mondadori (Arnoldo) Editore SpA (I)	12,613	39,705
Piaggio & C SpA	17,916	56,228
Piccolo Credito Valtellinese SCRL	22,689	104,377
Recordati SpA	14,439	129,463
Risanamento SpA (I)	20,386	7,917
Safilo Group SpA (I)	1,868	24,876
Saras SpA (I)	17,735	35,036
Save SpA	829	8,086
Seat Pagine Gialle SpA (I)	131,159	27,140
Snai SpA (I)	7,046	25,735

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Societa Iniziative Autostradali e Servizi SpA	5,263	$50,177
Societa’ Cattolica di Assicurazioni SCRL	3,746	97,358
Sol SpA	2,802	17,197
Sorin SpA (I)	38,164	89,221
Tod’s SpA	1,222	116,188
Trevi Finanziaria SpA	2,230	31,651
Unipol Gruppo Finanziario SpA, ADR	61,265	44,571
Vittoria Assicurazioni SpA	2,112	10,399

		3,251,413
Japan - 21.51%
Accordia Golf Company, Ltd.	32	30,151
Achilles Corp.	18,000	25,013
Adeka Corp.	8,700	88,394
Aderans Company, Ltd. (I)	3,500	46,385
Advan Company, Ltd.	1,800	13,009
Aeon Delight Company, Ltd.	1,300	24,356
Aeon Fantasy Company, Ltd.	1,600	16,114
Ahresty Corp.	2,300	18,243
AI Holdings Corp.	3,400	11,415
Aica Kogyo Company, Ltd.	5,300	60,513
Aichi Bank, Ltd.	800	50,268
Aichi Corp.	3,200	12,672
Aichi Machine Industry Company, Ltd.	8,000	27,182
Aichi Steel Corp.	10,000	51,254
Aida Engineering, Ltd.	7,500	26,328
Aiphone Company, Ltd.	1,300	20,614
Airport Facilities Company, Ltd.	2,900	11,256
Aisan Industry Company, Ltd.	2,500	18,930
Akebono Brake Industry Company, Ltd.	4,200	24,905
Akita Bank, Ltd.	15,000	50,161
Aloka Company, Ltd.	1,400	9,274
Alpen Company, Ltd.	1,700	26,458
Alpha Systems, Inc.	700	13,798
Alpine Electronics, Inc. (I)	3,300	42,362
Amano Corp.	6,700	54,503
Amiyaki Tei Company, Ltd.	5	14,295
Ando Corp.	10,000	12,094
Anritsu Corp. (I)(L)	10,000	63,398
AOC Holdings, Inc. (I)	4,400	19,172
AOKI Holdings, Inc.	2,000	30,403
Aomori Bank, Ltd.	24,000	60,725
Aoyama Trading Company, Ltd.	5,100	82,364
Arakawa Chemical Industries, Ltd.	1,900	22,582
Arc Land Sakamoto Company, Ltd.	1,200	14,088
Arcs Company, Ltd.	3,500	47,480
Ariake Japan Company, Ltd.	1,900	29,061
Arisawa Manufacturing Company, Ltd.	3,300	20,611
Arnest One Corp.	3,000	33,065
Art Corp.	1,000	16,614
AS ONE Corp.	1,400	27,051
Asahi Company, Ltd.	1,500	22,570
Asahi Diamond Industrial Company, Ltd.	5,000	96,436
Asahi Holdings, Inc.	1,600	36,981
Asahi Organic Chemicals
Industry Company, Ltd.	6,000	13,944
ASATSU-DK, Inc.	2,300	49,677
ASKA Pharmaceutical Company, Ltd.	3,000	20,198
ASKUL Corp.	2,100	42,439
Atom Corp. (I)(L)	14,100	37,486
Atsugi Company, Ltd.	19,000	22,761
Autobacs Seven Company, Ltd.	700	26,708
Avex Group Holdings, Inc.	3,400	45,576
Bando Chemical Industries, Ltd.	8,000	29,762
Bank of Iwate, Ltd.	1,400	61,554

227

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Bank of Nagoya, Ltd.	17,000	$53,813
Bank of Okinawa, Ltd.	1,500	56,032
Bank of Saga, Ltd.	15,000	43,307
Bank of the Ryukyus, Ltd.	4,800	58,763
Belc Company, Ltd.	1,400	14,348
BIC Camera, Inc.	33	12,479
BML, Inc.	1,400	35,172
Bookoff Corp.	1,700	14,887
BSL Corp. (I)	600	901
Bunka Shutter Company, Ltd.	5,000	12,997
CAC Corp.	1,500	11,276
Calsonic Kansei Corp. (I)	10,000	31,509
Can Do Company, Ltd.	16	18,036
Canon Electronics, Inc.	1,000	25,597
Capcom Company, Ltd.	4,700	73,473
Cawachi, Ltd.	2,000	35,326
Central Glass Company, Ltd.	19,000	75,726
Chi Group Company, Ltd. (I)	2,700	10,106
Chiba Kogyo Bank, Ltd. (I)	3,200	19,037
Chino Corp.	2,000	4,751
Chiyoda Company, Ltd.	2,600	28,031
Chiyoda Integre Company, Ltd. (I)	1,400	14,730
Chofu Seisakusho Company, Ltd.	2,100	47,940
Chori Company, Ltd.	17,000	18,939
Chubu Shiryo Company, Ltd.	2,000	12,733
Chudenko Corp.	2,600	29,275
Chuetsu Pulp & Paper Company, Ltd.	10,000	17,849
Chugai Mining Company, Ltd. (I)	34,900	13,398
Chugai Ro Company, Ltd.	5,000	16,711
Chugoku Marine Paints, Ltd.	6,000	42,984
Chukyo Bank, Ltd.	9,000	28,249
Chuo Denki Kogyo Company, Ltd.	2,200	13,889
Circle K Sunkus Company, Ltd.	5,500	73,584
CKD Corp.	3,700	24,703
Clarion Company, Ltd. (I)(L)	5,000	8,707
Cleanup Corp.	2,100	13,207
CMK Corp.	5,400	24,067
Coca-Cola Central Japan Company, Ltd.	1,400	18,847
Cocokara Fine Holdings, Inc.	1,540	33,896
Colowide Company, Ltd. (L)	3,500	18,750
Combi Corp.	1,500	12,849
Commuture Corp.	2,000	10,326
COMSYS Holdings Corp.	4,900	44,920
Corona Corp.	1,600	14,902
Cosel Company, Ltd.	1,200	14,475
Cosmos Pharmaceutical Corp.	600	16,791
CSK Corp. (I)	9,500	34,233
Culture Convenience Club Company, Ltd. (L)	9,300	39,934
Cybozu, Inc. (L)	48	13,673
D.G. Roland Corp.	1,400	19,354
Dai Nippon Toryo Company, Ltd.	12,000	12,237
Dai-Dan Company, Ltd.	2,000	9,368
Daibiru Corp.	5,200	38,570
Daido Metal Company, Ltd.	4,000	20,348
Daidoh, Ltd.	2,000	16,982
Daiei, Inc. (I)(L)	5,650	23,080
Daifuku Company, Ltd.	6,500	32,963
Daihen Corp.	8,000	33,812
Daiichi Chuo Kisen Kaisha, Ltd. (I)	8,000	19,407
Daiichi Jitsugyo Company, Ltd.	4,000	12,143
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	400	13,198
Daiken Corp.	9,000	23,906
Daikoku Denki Company, Ltd.	800	9,035
Daikyo, Inc. (I)(L)	19,000	25,796
Daimei Telecom Engineering Corp.	3,900	25,461

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	7,000	$31,613
Dainippon Screen Manufacturing
Company, Ltd. (I)	19,000	98,173
Daio Paper Corp.	7,000	48,984
Daisan Bank, Ltd.	17,000	51,317
Daiseki Company, Ltd. (L)	2,200	41,495
Daishi Bank, Ltd.	27,000	90,996
Daiso Company, Ltd.	7,000	19,733
Daisyo Corp.	1,300	15,690
Daiwa Industries, Ltd.	4,000	19,233
Daiwabo Holdings Company, Ltd.	17,000	37,334
DCM Japan Holdings Company, Ltd.	7,700	36,665
Denki Kogyo Company, Ltd.	7,000	31,011
Denyo Company, Ltd.	1,700	12,238
Descente, Ltd.	4,000	24,178
Doshisha Company, Ltd.	1,200	29,756
Doutor Nichires Holdings Company, Ltd.	2,500	32,883
Dr. Ci:Labo Company, Ltd. (I)	21	72,142
DTS Corp.	1,700	17,229
Duskin Company, Ltd.	4,800	86,331
Dwango Company, Ltd.	12	24,080
Dydo Drinco, Inc.	600	20,756
Eagle Industry Company, Ltd.	2,000	15,981
Earth Chemical Company, Ltd.	1,600	52,703
EDION Corp.	6,100	44,797
Ehime Bank, Ltd.	18,000	47,924
Eighteenth Bank, Ltd.	20,000	55,036
Eiken Chemical Company, Ltd.	1,400	13,993
Eizo Nanao Corp.	1,500	31,660
Elematec Corp.	2,000	24,809
Enplas Corp.	1,200	16,705
EPS Company, Ltd.	14	35,723
Espec Corp.	1,600	9,698
Exedy Corp.	1,700	51,177
F&A Aqua Holdings, Inc.	2,400	23,086
Fancl Corp.	1,700	27,168
FCC Company, Ltd.	2,800	60,414
FDK Corp. (I)	9,000	12,851
Felissimo Corp.	900	13,374
Foster Electric Company, Ltd.	1,300	32,957
FP Corp.	1,100	59,611
France Bed Holdings Company, Ltd.	11,000	16,340
Fuji Company, Ltd.	2,100	42,970
Fuji Corp., Ltd.	100	362
Fuji Electronics Company, Ltd.	1,800	21,300
Fuji Kyuko Company, Ltd.	5,000	28,570
Fuji Oil Company, Ltd.	6,700	100,606
Fuji Seal International, Inc.	1,700	35,354
Fuji Software ABC, Inc.	1,800	27,738
Fujibo Holdings, Inc.	7,000	9,663
Fujicco Company, Ltd.	2,000	24,758
Fujikura Kasei Company, Ltd.	2,000	12,456
Fujimi, Inc.	1,200	18,516
Fujimori Kogyo Company, Ltd.	1,600	21,985
Fujita Kanko, Inc. (L)	7,000	31,613
Fujitec Company, Ltd.	5,000	24,678
Fujitsu General, Ltd.	6,000	30,405
Fujiya Company, Ltd. (I)	6,000	11,659
Fukui Bank, Ltd.	19,000	64,869
Fukushima Bank, Ltd.	21,000	12,326
Funai Consulting Company, Ltd.	3,300	19,763
Funai Electric Company, Ltd.	1,900	55,498
Furukawa Company, Ltd.	27,000	29,110
Furukawa-Sky Aluminum Corp.	9,000	25,121

228

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fuso Pharmaceutical Industries, Ltd.	5,000	$14,986
Futaba Corp.	2,900	48,185
Futaba Industrial Company, Ltd. (I)	3,400	21,968
Future System Consulting Corp.	2	707
Fuyo General Lease Company, Ltd.	1,300	32,517
Gakken Company, Ltd.	7,000	14,099
Geo Corp.	18	20,036
GLOBERIDE, Inc.	10,000	11,506
GMO Internet, Inc.	3,800	13,450
Godo Steel, Ltd.	16,000	34,180
Goldcrest Company, Ltd.	2,190	41,295
Goldwin, Inc. (I)	6,000	11,587
Green Hospital Supply, Inc.	2,600	22,707
Gulliver International Company, Ltd.	550	27,541
Gun-Ei Chemical Industry Company, Ltd.	4,000	10,590
Gunze, Ltd.	13,000	44,732
H20 Retailing Corp.	8,000	50,121
Hakuto Company, Ltd.	1,300	11,557
Hamakyorex Company, Ltd.	500	12,698
Hanwa Company, Ltd.	14,000	54,944
Harashin Narus Holdings Company, Ltd.	1,300	16,161
Harima Chemicals Inc.	2,000	10,340
Heiwa Corp.	3,000	36,551
Heiwa Real Estate Company, Ltd.	17,500	41,719
Heiwado Company, Ltd.	2,000	23,435
Hibiya Engineering, Ltd.	2,400	21,582
Hiday Hidaka Corp.	1,100	15,082
Higashi-Nippon Bank, Ltd.	17,000	31,607
Higo Bank, Ltd.	20,000	104,938
Hikari Tsushin, Inc.	1,900	35,770
Hioki Ee Corp.	500	10,372
HIS Company, Ltd.	1,800	35,541
Hisaka Works, Ltd.	2,000	21,746
Hitachi Cable, Ltd.	21,000	54,842
Hitachi Koki Company, Ltd.	5,700	50,598
Hitachi Kokusai Electric, Inc.	3,000	22,803
Hitachi Medical Corp.	2,000	13,089
Hitachi Tool Engineering, Ltd.	2,200	25,248
Hitachi Zosen Corp. (L)	47,000	65,964
Hochiki Corp.	3,000	15,160
Hodogaya Chemical Company, Ltd.	7,000	22,018
Hogy Medical Company, Ltd.	1,200	58,003
Hokkaido Gas Company, Ltd.	3,000	8,840
Hokkan Holdings, Ltd.	5,000	12,893
Hokuetsu Bank, Ltd.	21,000	37,765
Hokuetsu Paper Mills, Ltd.	14,000	67,372
Hokuto Corp.	1,600	35,846
Honeys Company, Ltd.	1,350	17,142
Horiba, Ltd.	2,500	61,212
Hosiden Corp.	6,500	58,960
Hosokawa Micron Corp.	3,000	9,814
Howa Machinery, Ltd. (I)	19,000	17,430
Hyakujushi Bank, Ltd.	24,000	91,264
IBJ Leasing Company, Ltd.	1,200	23,531
Ichibanya Company, Ltd.	600	16,343
Ichikoh Industries, Ltd. (I)	4,000	7,476
Ichiyoshi Securities Company, Ltd.	4,000	27,814
ICOM, Inc.	1,000	25,981
IDEC Corp.	2,500	22,761
Ihara Chemical Industry Company, Ltd.	5,000	14,915
Iino Kaiun Kaisha, Ltd.	5,200	27,836
Ikegami Tsushinki Company, Ltd. (I)	12,000	7,926
Imasen Electric Industrial	1,700	22,606
Imperial Hotel, Ltd.	900	21,670
Inaba Denki Sangyo Company, Ltd.	1,600	39,873

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Inaba Seisakusho Company, Ltd.	1,300	$11,524
Inabata & Company, Ltd.	5,100	25,782
Inageya Company, Ltd.	5,000	54,762
Ines Corp.	2,700	17,268
Intage, Inc.	800	15,324
Internet Initiative Japan, Inc.	12	31,762
Inui Steamship Company, Ltd.	2,500	13,835
Invoice, Inc. (I)	963	12,742
Iseki & Company, Ltd. (I)(L)	12,000	32,568
Ishihara Sangyo Kaisha, Ltd. (I)	32,000	22,210
IT Holdings Corp.	6,500	70,325
ITC Networks Corp.	3,200	17,103
Itochu Enex Company, Ltd.	5,900	28,061
Itochu-Shokuhin Company, Ltd.	600	20,741
Itoham Foods, Inc.	12,000	40,282
Iwatani International Corp.	11,000	31,940
Izumiya Company, Ltd.	9,000	32,931
J-Oil Mills, Inc.	9,000	25,122
Jalux, Inc. (I)	1,400	10,884
Japan Aviation Electronics Industry, Ltd.	4,000	24,302
Japan Cash Machine Company, Ltd.	2,000	15,298
Japan Digital Laboratory Company, Ltd.	2,200	22,053
Japan Pulp & Paper Company, Ltd.	6,000	19,828
Japan Pure Chemical Company, Ltd.	4	11,706
Japan Radio Company, Ltd.	9,000	20,751
Japan Transcity Corp., Ltd.	5,000	16,532
Japan Wool Textile Company, Ltd.	6,000	46,025
Jastec Company, Ltd.	400	2,493
JBCC Holdings, Inc.	1,900	11,529
Jeol, Ltd.	6,000	17,929
JFE Shoji Holdings, Inc.	11,000	44,804
JMS Company, Ltd.	1,000	3,570
Joban Kosan Company, Ltd.	10,000	15,380
Joshin Denki Company, Ltd.	3,000	29,001
JSP Corp.	2,600	29,540
Juki Corp. (I)	10,000	17,662
JVC KENWOOD Holdings, Ltd. (I)	9,070	28,323
kabu.com Securities Company, Ltd. (L)	5,800	22,164
Kadokawa Holdings, Inc.	2,000	43,844
Kaga Electronics Company, Ltd.	2,700	29,431
Kaken Pharmaceutical Company, Ltd.	6,000	62,552
Kameda Seika Company, Ltd.	1,800	36,383
Kamei Corp.	4,000	17,633
Kanamoto Company, Ltd.	3,000	16,423
Kandenko Company, Ltd.	7,000	41,931
Kanematsu Corp. (I)	40,000	33,596
Kanematsu Electronics, Ltd.	2,300	22,191
Kanto Auto Works, Ltd.	2,900	19,278
Kanto Denka Kogyo Company, Ltd.	4,000	27,383
Kanto Natural Gas Development, Ltd.	3,000	15,859
Kanto Tsukuba Bank, Ltd.	5,700	17,989
Kappa Create Company, Ltd.	1,200	25,141
Kasumi Company, Ltd.	4,200	22,402
Katakura Industries Company, Ltd.	2,100	21,588
Kato Sangyo Company, Ltd.	1,200	17,687
Kawai Musical Instruments
Manufacturing Company, Ltd.	6,000	10,997
Kayaba Industry Company, Ltd.	9,000	50,673
Keiyo Company, Ltd. (L)	3,600	18,625
Kenedix, Inc. (I)	152	26,950
KEY Coffee, Inc.	1,800	32,745
Kimoto Company Ltd.	1,500	10,468
Kimura Chemical Plants Company, Ltd.	1,600	10,530
Kinki Sharyo Company, Ltd.	3,000	13,652
Kintetsu World Express, Inc.	1,300	30,697

229

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kinugawa Rubber Industrial Company, Ltd.	6,000	$26,520
Kisoji Company, Ltd.	1,300	28,639
Kissei Pharmaceutical Company, Ltd.	3,000	58,291
Kita-Nippon Bank, Ltd.	700	17,741
Kitz Corp.	10,000	40,916
Kiyo Holdings, Inc.	53,000	74,410
Koa Corp.	3,300	31,351
Koatsu Gas Kogyo Company, Ltd.	3,000	17,779
Kohnan Shoji Company, Ltd.	2,800	30,859
Kohsoku Corp.	1,800	15,999
Kojima Company, Ltd.	3,100	15,922
Kokuyo Company, Ltd.	8,300	65,504
Komatsu Seiren Company, Ltd.	2,000	8,010
Komatsu Wall Industry Company, Ltd.	1,000	9,074
Komeri Company, Ltd.	800	17,867
Komori Corp.	6,300	73,355
Konishi Company, Ltd.	1,700	20,544
Kourakuen Corp.	1,200	17,219
KRS Corp.	900	9,735
Kumagai Gumi Company, Ltd. (I)	17,000	10,812
Kumiai Chemical Industry Company, Ltd.	4,000	12,913
Kura Corp.	800	13,416
Kurabo Industries, Ltd.	22,000	34,823
Kureha Corp.	14,000	73,625
Kurimoto, Ltd. (I)	10,000	12,369
Kuroda Electric Company, Ltd.	3,100	36,056
Kyodo Printing Company, Ltd.	8,000	19,263
Kyodo Shiryo Company, Ltd.	8,000	9,679
Kyoei Steel, Ltd.	1,100	14,637
Kyokuto Securities Company, Ltd.	3,000	23,800
Kyokuyo Company, Ltd.	9,000	18,975
Kyorin Company, Ltd.	4,000	62,151
Kyoritsu Maintenance Company, Ltd.	1,200	17,723
Kyosan Electric Manufacturing Company, Ltd.	6,000	26,767
Kyowa Exeo Corp.	5,500	49,512
Kyudenko Corp.	4,000	21,864
Laox Company, Ltd. (I)	21,000	17,134
Lec, Inc.	700	10,172
Leopalace21 Corp. (I)(L)	15,500	25,810
Life Corp.	2,700	41,468
Macnica, Inc.	1,300	25,422
Maeda Corp.	10,000	27,074
Maeda Road Construction Company, Ltd.	5,000	37,136
Maezawa Kasei Industries Company, Ltd.	1,100	10,844
Maezawa Kyuso Industries Company, Ltd.	1,500	18,077
Makino Milling Machine Company, Ltd. (I)	8,000	54,317
Mandom Corp.	1,000	26,943
Mars Engineering Corp.	700	11,188
Marubun Corp.	3,300	15,161
Marudai Food Company, Ltd.	12,000	37,375
Maruetsu, Inc.	6,000	24,382
Maruha Group, Inc.	27,385	45,600
Marusan Securities Company, Ltd.	7,800	40,149
Maruwa Company, Ltd.	1,100	24,287
Maruzen Showa Unyu Company, Ltd.	6,000	20,300
Maspro Denkoh Corp.	1,600	15,372
Matsuda Sangyo Company, Ltd.	1,400	24,000
Matsuya Company, Ltd. (I)	2,800	16,971
Matsuya Foods Company, Ltd.	700	10,589
Max Company, Ltd.	3,000	34,061
Maxvalu Tokai Company, Ltd.	1,400	17,317
Megachips Corp.	1,800	30,246
Megane Top Company, Ltd.	2,400	22,741
Megmilk Snow Brand Company, Ltd.	3,700	69,434
Meidensha Corp.	17,000	62,720

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Meiji Shipping Company, Ltd.	3,100	$13,242
Meiko Network Japan Company, Ltd.	3,100	25,893
Meitec Corp. (I)	2,300	42,734
Meito Sangyo Company, Ltd.	900	13,053
Meiwa Estate Company, Ltd. (I)	2,300	12,221
Melco Holdings, Inc.	1,200	40,429
Mercian Corp.	6,000	11,853
Michinoku Bank, Ltd.	14,000	30,565
Mikuni Coca-Cola Bottling Company, Ltd.	3,300	28,818
Milbon Company, Ltd.	800	22,128
Mimasu Semiconductor
Industry Company, Ltd.	1,400	14,055
Minato Bank, Ltd.	16,000	25,523
Ministop Company, Ltd.	1,800	26,587
Misawa Homes Company, Ltd. (I)	3,600	16,800
Mitsuba Corpmitsuba Corp. (I)	4,000	26,085
Mitsubishi Kakoki Kaisha, Ltd.	7,000	14,108
Mitsubishi Paper Mills, Ltd. (I)	37,000	39,060
Mitsubishi Pencil Company, Ltd.	2,500	44,458
Mitsubishi Steel Manufacturing Company, Ltd.	16,000	33,040
Mitsuboshi Belting Company, Ltd.	6,000	29,052
Mitsui High-Tec, Inc. (I)	2,200	12,387
Mitsui Home Company, Ltd.	3,000	13,584
Mitsui Knowledge Industry Company, Ltd.	90	14,961
Mitsui Matsushima Company, Ltd.	10,000	15,494
Mitsui Mining Company, Ltd.	18,000	26,523
Mitsui Sugar Company, Ltd.	8,000	32,032
Mitsui-Soko Company, Ltd.	9,000	33,140
Mitsuuroko Company, Ltd.	3,200	19,812
Miura Company, Ltd.	1,800	40,794
Miyazaki Bank, Ltd.	14,000	38,238
Miyoshi Oil & Fat Company, Ltd.	9,000	15,217
Mizuho Investors Securities Company, Ltd.	31,000	29,774
Mizuno Corp.	7,000	31,196
Mochida Pharmaceutical Company, Ltd.	5,000	51,331
Modec, Inc.	700	10,953
Monex Group, Inc.	31	10,457
Mori Seiki Company, Ltd.	7,900	73,283
Morinaga & Company, Ltd.	14,000	33,400
Morinaga Milk Industry Company, Ltd. (L)	14,000	60,186
Morita Corp.	3,000	16,189
MOS Food Services, Inc.	1,800	32,695
Moshi Moshi Hotline, Inc.	2,200	52,946
Mr. Max Corp.	3,200	14,159
Musashi Seimitsu Industry Company, Ltd.	1,500	35,148
Musashino Bank, Ltd.	3,100	95,551
Nachi-Fujikoshi Corp.	11,000	30,181
Nagaileben Company, Ltd.	900	22,385
Nagano Bank, Ltd.	8,000	15,834
Nagatanien Company, Ltd.	2,000	20,876
Nakamuraya Company, Ltd.	3,000	16,137
Nakayama Steel Works, Ltd. (I)	11,000	15,572
NEC Fielding, Ltd.	1,200	13,312
NEC Leasing, Ltd.	800	9,957
NEC Mobiling, Ltd.	700	18,858
NEC Networks & System Integration Corp.	2,700	34,205
Net One Systems Company, Ltd.	44	59,567
Neturen Company, Ltd.	3,800	29,180
New Tachikawa Aircraft Company, Ltd.	500	28,150
Nice Corp.	6,000	12,959
Nichias Corp.	5,000	21,784
Nichicon Corp.	4,600	51,333
Nichiden Corp.	700	21,308
Nichiha Corp.	2,400	19,638
Nichii Gakkan Company, Ltd.	2,700	24,473

230

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NICHIREI Corp.	18,000	$76,452
Nichireki Company, Ltd.	3,000	12,237
Nidec Copal Corp.	1,200	19,760
Nidec Tosok Corp.	3,000	34,391
Nifco, Inc.	3,800	91,442
Nihon Chouzai Company, Ltd.	710	26,114
Nihon Dempa Kogyo Company, Ltd.	1,800	27,716
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,223
Nihon Kohden Corp.	3,600	74,224
Nihon M&A Center, Inc.	4	13,438
Nihon Nohyaku Company, Ltd.	4,000	23,001
Nihon Parkerizing Company, Ltd.	4,000	52,232
Nihon Shokuhin Kako Company, Ltd.	2,000	10,832
Nihon Unisys, Ltd.	5,100	33,766
Nihon Yamamura Glass Company, Ltd.	10,000	25,776
Nikkiso Company, Ltd.	6,000	46,296
Nippo Corp.	5,000	33,458
Nippon Beet Sugar
Manufacturing Company, Ltd.	15,000	35,041
Nippon Carbon Company, Ltd.	12,000	38,034
Nippon Ceramic Company, Ltd.	2,100	34,692
Nippon Chemi-Con Corp. (I)	11,000	45,226
Nippon Chemical Industrial Company, Ltd.	7,000	16,300
Nippon Denko Company, Ltd.	4,000	31,578
Nippon Densetsu Kogyo Company, Ltd.	5,000	48,558
Nippon Fine Chemical Company, Ltd.	1,800	11,774
Nippon Flour Mills Company, Ltd.	9,000	46,359
Nippon Formula Feed Manufacturing
Company, Ltd. (I)	11,000	12,518
Nippon Gas Company, Ltd.	2,300	37,554
Nippon Kanzai Company, Ltd.	800	13,018
Nippon Kasei Chemical Company, Ltd.	9,000	16,738
Nippon Koei Company, Ltd.	8,000	22,139
Nippon Konpo Unyu Soko Company, Ltd.	6,000	73,088
Nippon Koshuha Steel Company, Ltd. (I)	8,000	8,682
Nippon Light Metal Company, Ltd. (I)	43,000	80,359
Nippon Metal Industry Company, Ltd. (I)	10,000	13,179
Nippon Road Company, Ltd.	7,000	14,334
Nippon Seiki Company, Ltd.	3,000	31,388
Nippon Sharyo, Ltd.	8,000	39,084
Nippon Shinyaku Company, Ltd.	4,000	55,613
Nippon Signal Company, Ltd.	2,700	19,409
Nippon Soda Company, Ltd.	16,000	65,741
Nippon Suisan Kaisha, Ltd. (L)	15,600	51,484
Nippon Synthetic Chemical
Industry Company, Ltd.	3,000	17,934
Nippon System Development Company, Ltd.	2,200	24,958
Nippon Thompson Company, Ltd.	8,000	54,237
Nippon Valqua Industries, Ltd.	8,000	23,134
Nippon Yakin Kogyo Company, Ltd. (I)	11,000	33,837
Nipro Corp.	3,400	71,187
Nishimatsu Construction Company, Ltd.	29,000	34,098
Nishimatsuya Chain Company, Ltd.	3,600	33,206
Nissan Shatai Company, Ltd.	6,000	43,480
Nissen Holdings Company, Ltd.	3,100	12,828
Nisshin Fudosan Company, Ltd.	2,900	16,704
Nisshin Oillio Group, Ltd.	13,000	59,284
Nissin Corp.	8,000	18,114
Nissin Electric Company, Ltd.	2,000	9,629
Nissin Kogyo Company, Ltd.	2,100	33,603
Nissui Pharmaceutical Company, Ltd.	1,600	13,270
Nitta Corp.	2,300	35,468
Nittan Valve Company, Ltd.	1,200	3,809
Nittetsu Mining Company, Ltd.	6,000	21,406
Nitto Boseki Company, Ltd.	22,000	50,071

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nitto Kogyo Corp.	3,400	$29,087
Nitto Kohki Company, Ltd.	1,000	25,712
Noevir Company, Ltd.	1,600	18,227
NOF Corp.	16,000	70,343
Nohmi Bosai, Ltd.	2,000	11,540
Noritake Company, Ltd.	12,000	41,893
Noritsu Koki Company, Ltd. (I)	2,700	16,192
Noritz Corp.	900	16,952
NS Solutions Corp.	1,500	27,565
Obara Corp.	1,400	12,910
OBIC Business Consultants, Ltd.	300	16,136
Oenon Holdings, Inc.	8,000	17,729
Ogaki Kyoritsu Bank, Ltd.	27,000	83,152
Oiles Corp.	1,800	29,078
Oita Bank, Ltd.	12,000	39,436
Okabe Company, Ltd.	5,700	23,565
Okamoto Industries, Inc.	7,000	29,731
Okamoto Machine Tool Works, Ltd. (I)	7,000	9,476
Okamura Corp.	5,000	27,399
Okasan Holdings, Inc.	15,000	50,240
Oki Electric Industry Company, Ltd. (I)	55,000	48,198
Okinawa Electric Power Company, Inc.	1,900	88,424
OKK Corp. (I)	10,000	13,937
Okuma Holdings, Inc. (I)	13,000	72,025
Okumura Corp.	12,000	40,729
Okura Industrial Company, Ltd. (I)	4,000	10,743
Okuwa Company, Ltd.	3,000	27,133
OMC Card, Inc. (I)	10,900	17,529
Onoken Company, Ltd.	1,900	14,930
Onward Kashiyama Company, Ltd.	11,000	86,440
Optex Company, Ltd.	1,200	14,534
Organo Corp.	3,000	19,151
Origin Electric Company, Ltd. (I)	3,000	10,906
Osaka Steel Company, Ltd.	1,400	21,418
Osaki Electric Company, Ltd.	3,000	24,380
OSG Corp.	7,600	74,460
Oyo Corp.	2,700	21,825
Pacific Golf Group International Holdings KK	30	19,136
Pacific Industrial Company, Ltd.	5,000	21,656
Pal Company, Ltd.	950	33,638
PanaHome Corp.	7,000	40,407
Panasonic Electric Works Information
Systems Company, Ltd.	1,000	24,411
Paramount Bed Company, Ltd.	1,100	29,652
Parco Company, Ltd.	5,400	43,645
Paris Miki, Inc.	1,100	10,078
Pasco Corppasco Corp.	5,000	11,500
Pasona Group, Inc.	22	15,508
Penta-Ocean Construction Company, Ltd.	28,500	42,677
Pigeon Corp.	1,000	31,793
Pilot Corp.	16	29,247
Piolax, Inc.	1,300	25,274
Pioneer Corp. (I)	23,100	80,541
Plenus Company, Ltd.	2,400	36,426
Press Kogyo Company, Ltd. (I)	13,000	45,911
Prima Meat Packers, Ltd.	16,000	16,883
Pronexus, Inc.	2,900	16,106
Rasa Industries, Ltd. (I)	10,000	6,961
Resorttrust, Inc.	2,100	31,520
Rhythm Watch Company, Ltd.	12,000	21,201
Ricoh Leasing Company, Ltd.	1,500	37,053
Riken Corp.	9,000	31,374
Riken Keiki Company, Ltd.	1,300	8,783
Riken Technos Corp.	3,000	8,409
Riken Vitamin Company, Ltd.	1,200	35,498

231

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Ringer Hut Company, Ltd.	1,700	$19,672
Risa Partners, Inc. (L)	30	13,423
Riso Kyoiku Company, Ltd.	361	17,811
Rock Field Company, Ltd.	1,000	15,681
Roland Corp.	2,500	28,619
Round One Corp.	3,800	13,901
Royal Holdings Company, Ltd.	3,000	29,566
Ryobi, Ltd. (I)	9,000	33,493
Ryoden Trading Company, Ltd.	4,000	22,235
Ryohin Keikaku Company, Ltd. (L)	1,700	57,078
Ryosan Company, Ltd.	3,400	85,164
Ryoshoku, Ltd.	800	18,843
Ryoyo Electro Corp.	2,600	23,739
S Foods, Inc.	500	4,114
Saibu Gas Company, Ltd.	19,000	55,330
Saizeriya Company, Ltd.	1,900	36,599
Sakai Chemical Industry Company, Ltd.	9,000	37,781
Sakata INX Corp.	6,000	26,996
Sakata Seed Corp.	2,700	35,934
Sala Corp.	1,500	9,115
San-A Company, Ltd.	700	26,645
San-Ai Oil Company, Ltd.	5,000	21,862
Sanden Corp.	8,000	32,966
Sanei-International Company, Ltd.	1,800	20,531
Sangetsu Company, Ltd.	2,600	56,701
Sankei Building Company, Ltd.	3,700	20,205
Sanken Electric Company, Ltd.	12,000	38,762
Sanki Engineering Company, Ltd.	6,000	43,702
Sanko Marketing Foods Company, Ltd.	18	17,025
Sankyo Seiko Company, Ltd.	3,200	10,043
Sankyo-Tateyama Holdings, Inc. (I)	22,000	27,035
Sankyu, Inc.	8,000	31,342
Sanoh Industrial Company, Ltd.	2,600	20,624
Sanshin Electronics Company, Ltd.	2,600	21,952
Sanwa Shutter Corp.	22,000	65,182
Sanyo Chemical Industries, Ltd.	5,000	38,995
Sanyo Denki Company, Ltd.	5,000	22,614
Sanyo Shokai, Ltd.	11,000	45,989
Sanyo Special Steel Company, Ltd.	10,000	49,217
Sasebo Heavy Industries Company, Ltd.	9,000	18,113
Sato Corp.	1,700	21,050
Satori Electric Company, Ltd.	2,000	16,755
Secom Techno Service Company, Ltd.	500	14,859
Seika Corp.	7,000	15,359
Seikagaku Corp.	1,900	20,599
Seiko Corp. (I)(L)	11,000	37,108
Seiren Company, Ltd.	5,200	31,646
Sekisui Jushi Corp.	3,000	30,369
Sekisui Plastics Company, Ltd.	5,000	22,081
Senko Company, Ltd.	9,000	27,249
Senshukai Company, Ltd.	4,400	25,111
Shibusawa Warehouse Company, Ltd.	5,000	18,359
Shibuya Kogyo Company, Ltd.	800	8,252
Shikibo, Ltd.	11,000	14,583
Shikoku Bank, Ltd.	14,000	45,524
Shikoku Chemicals Corp.	3,000	17,670
Shima Seiki Manufacturing, Ltd.	2,100	43,103
Shimachu Company, Ltd.	3,800	73,169
Shimizu Bank, Ltd.	900	38,100
Shin Nippon Air Technologies Company, Ltd.	2,900	18,264
Shin Nippon Biomedical Laboratories, Ltd.	1,900	8,366
Shin-Etsu Polymer Company, Ltd.	3,000	16,960
Shin-Kobe Electric Machinery Company, Ltd.	2,000	17,353
Shinagawa Refractories Company, Ltd.	6,000	13,900

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shindengen Electric
Manufacturing Company, Ltd.	5,000	$17,772
Shinkawa, Ltd.	1,500	15,591
Shinko Electric Company, Ltd.	12,000	24,476
Shinko Plantech Company, Ltd.	3,300	29,968
Shinko Shoji Company, Ltd.	2,700	22,503
Shinmaywa Industries, Ltd.	9,000	33,380
Shinwa Kaiun Kaisha, Ltd.	8,000	21,803
Shizuoka Gas Company, Ltd.	4,500	26,252
SHO-BOND Holdings Company, Ltd.	1,200	26,175
Shochiku Company, Ltd. (I)	5,000	34,032
Showa Corp. (I)	3,500	20,838
Showa Sangyo Company, Ltd.	7,000	21,290
Siix Corp.	2,200	23,324
Simplex Technology, Inc.	40	24,275
Sinanen Company, Ltd.	6,000	24,546
Sintokogio, Ltd.	4,600	33,176
Sky Perfect JSAT Corp.	177	58,479
SMK Corp.	6,000	26,763
So-net Entertainment Corp.	6	16,021
So-net M3, Inc. (L)	6	26,558
Sogo Medical Company, Ltd.	600	16,048
Sohgo Security Services Company, Ltd.	4,600	47,667
SRI Sports, Ltd.	13	13,621
ST Chemical Company, Ltd.	1,100	13,137
St. Marc Holdings Company, Ltd.	900	33,720
Star Micronics Company, Ltd.	2,600	25,480
Starzen Company, Ltd.	6,000	16,603
Stella Chemifa Corp.	800	27,859
Sumikin Bussan Corp.	9,000	18,221
Suminoe Textile Company, Ltd.	5,000	9,181
Sumiseki Holdings, Inc. (I)	4,400	3,485
Sumisho Computer Systems Corp.	1,700	25,888
Sumitomo Densetsu Company, Ltd.	4,200	16,062
Sumitomo Forestry Company, Ltd.	4,100	28,770
Sumitomo Light Metal Industries, Ltd. (I)	29,000	32,432
Sumitomo Mitsui Company, Ltd. (I)	28,700	21,694
Sumitomo Osaka Cement Company, Ltd.	30,000	51,502
Sumitomo Pipe & Tube Company, Ltd.	2,300	12,509
Sumitomo Real Estate Sales Company, Ltd.	490	22,233
Sumitomo Seika Chemicals Company, Ltd.	4,000	16,311
Sumitomo Warehouse Company, Ltd.	16,048	80,478
SWCC Showa Holdings Company, Ltd. (I)	24,000	20,737
T Rad Company, Ltd.	7,000	24,572
T. Hasegawa Company, Ltd.	1,200	21,253
Tachi-S Company, Ltd.	2,700	36,634
Tachibana Eletech Company, Ltd.	1,500	11,410
Tadano, Ltd.	11,000	54,918
Taihei Dengyo Kaisha, Ltd.	3,000	21,086
Taihei Kogyo Company, Ltd.	5,000	17,808
Taiheiyo Cement Corp. (I)(L)	83,000	97,452
Taiho Kogyo Company, Ltd.	2,500	18,266
Taikisha, Ltd.	2,100	33,637
Taisei Corp.	400	825
Taisei Lamick Company, Ltd.	600	15,237
Taiyo Ink Manufacturing Company, Ltd.	1,200	33,640
Takagi Securities Company, Ltd.	7,000	9,727
Takamatsu Corp.	1,500	20,019
Takaoka Electric
Manufacturing Company, Ltd.	7,000	24,122
Takara Holdings, Inc.	13,000	73,202
Takara Standard Company, Ltd.	7,000	45,366
Takasago International Corp.	8,000	38,477
Takasago Thermal Engineering Company, Ltd.	5,700	44,714
Takihyo Company, Ltd.	3,000	13,480

232

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Takiron Company, Ltd.	6,000	$19,910
Takuma Company, Ltd. (I)	6,000	13,824
Tamron Company, Ltd.	1,500	30,815
Tamura Corp.	7,000	19,592
Tatsuta Electric Wire & Cable Company, Ltd.	6,000	14,389
Tecmo Koei Holdings Company, Ltd.	2,100	13,786
Teikoku Electric Manufacturing Company, Ltd.	700	13,757
Teikoku Piston Ring Company, Ltd.	1,400	11,130
Teikoku Sen-I Company, Ltd.	2,000	11,351
Telepark Corp.	13	18,767
Temp Holdings Company, Ltd.	2,400	21,923
Tenma Corp.	1,800	18,500
The Fuji Fire & Marine Insurance
Company, Ltd (I)	15,000	20,346
The Hokkoku Bank, Ltd.	5,000	19,946
The Hyakugo Bank, Ltd.	20,000	86,114
The Pack Corp.	1,300	24,603
The San-in Godo Bank, Ltd.	8,000	57,321
The Yachiyo Bank, Ltd.	1,700	38,570
Tigers Polymer Corp.	1,000	3,989
TKC Corp.	1,500	28,914
TOA Corp.	22,000	21,874
Toagosei Company, Ltd.	18,000	76,281
Tobishima Corp. (I)	36,000	9,506
TOC Company, Ltd.	6,800	29,784
Tocalo Company, Ltd.	1,300	20,575
Tochigi Bank, Ltd.	11,000	46,453
Toda Corp.	17,000	55,695
Toda Kogyo Corp.	3,000	28,407
Toei Company, Ltd.	5,000	22,423
Toenec Corp.	4,000	22,090
Toho Bank, Ltd.	18,000	50,946
Toho Company, Ltd.	3,000	10,494
Toho Holdings Company, Ltd.	2,900	40,891
Toho Real Estate Company, Ltd.	3,000	18,328
Toho Zinc Company, Ltd.	10,000	40,371
Tohoku Bank, Ltd.	4,000	6,667
Tokai Carbon Company, Ltd.	17,000	106,540
Tokai Corp.	4,000	18,929
Tokai Rubber Industries, Ltd.	2,000	21,733
Tokai Tokyo Securities Company, Ltd.	16,000	52,714
Token Corp.	810	23,936
Tokimec, Inc.	5,000	6,708
Tokushu Tokai Holdings Company, Ltd.	15,000	36,830
Tokyo Dome Corp.	11,000	28,116
Tokyo Energy & Systems, Inc.	2,000	13,860
Tokyo Ohka Kogyo Company, Ltd.	3,900	69,636
Tokyo Rakutenchi Company, Ltd.	2,000	7,907
Tokyo Rope Manufacturing Company, Ltd.	12,000	28,375
Tokyo Seimitsu Company, Ltd. (I)	2,600	33,826
Tokyo Style Company, Ltd.	7,000	54,348
Tokyo Tekko Company, Ltd.	4,000	8,481
Tokyo Theatres Company, Inc.	9,000	12,722
Tokyo Tomin Bank, Ltd.	2,800	30,825
Tokyotokeiba Company, Ltd.	19,000	27,313
Tokyu Community Corp.	700	19,374
Tokyu Construction Company, Ltd.	9,910	28,729
Tokyu Livable, Inc.	1,800	19,329
Tomato Bank, Ltd.	11,000	21,901
Tomen Devices Corp.	600	12,010
Tomen Electronics Corp.	1,900	22,738
Tomoe Corp.	2,200	7,127
Tomoe Engineering Company, Ltd.	800	11,499
Tomoku Company, Ltd.	6,000	14,897
Tomony Holdings, Inc. (I)	15,000	48,251

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tomy Company, Ltd.	4,000	$32,138
Tonami Holdings Company, Ltd.	6,000	12,794
Topcon Corp.	5,900	23,512
Toppan Forms Company, Ltd.	3,500	32,536
Topre Corp.	4,300	32,041
Topy Industries, Ltd.	18,000	39,776
Toridoll Corp.	7	12,250
Torigoe Company, Ltd.	2,300	20,713
Torii Pharmaceutical Company, Ltd.	1,100	20,537
Torishima Pump Manufacturing Company, Ltd.	900	14,428
Toshiba Machine Company, Ltd.	14,000	48,422
Toshiba Plant Systems & Services Corp.	4,000	53,380
Toshiba TEC Corp.	9,000	33,071
Tosho Printing Company, Ltd. (I)	7,000	11,752
Totetsu Kogyo Company, Ltd.	3,000	17,609
Tottori Bank, Ltd.	4,000	9,967
Towa Bank, Ltd.	21,000	18,138
Towa Corptowa Corp. (I)	2,200	13,346
Towa Pharmaceutical Company, Ltd.	600	33,840
Toyo Construction Company, Ltd.	34,000	16,327
Toyo Corp.	3,200	31,079
Toyo Electric Manufacturing Company, Ltd.	3,000	14,156
Toyo Engineering Corp.	10,000	32,775
Toyo Ink Manufacturing Company, Ltd.	15,000	59,071
Toyo Kanetsu KK	10,000	16,444
Toyo Kohan Company, Ltd.	4,000	20,351
Toyo Securities Company, Ltd.	6,000	8,985
Toyo Tanso Company, Ltd.	1,000	51,143
Toyo Tire & Rubber Company, Ltd.	15,000	31,328
Toyo Wharf & Warehouse Company, Ltd.	6,000	10,574
Toyobo Company, Ltd.	48,936	78,554
Transcosmos, Inc.	2,800	22,955
Trusco Nakayama Corp.	2,500	34,897
TS Tech Company, Ltd.	4,500	74,835
Tsubakimoto Chain Company, Ltd.	8,000	32,760
Tsugami Corp. (L)	6,000	38,719
Tsukishima Kikai Company, Ltd.	2,000	12,928
Tsuruha Holdings, Inc.	1,100	46,357
Tsurumi Manufacturing Company, Ltd.	2,000	12,915
Tsutsumi Jewelry Company, Ltd.	1,100	27,524
U-Shin, Ltd.	2,300	19,195
Ube Material Industries, Ltd.	5,000	11,663
Uchida Yoko Company, Ltd.	4,000	16,010
ULVAC, Inc.	2,900	51,732
Uniden Corp. (I)	9,000	20,272
Union Tool Company, Ltd.	800	20,091
Unipres Corp. (I)(L)	1,500	24,863
United Arrows, Ltd.	2,400	32,356
Unitika, Ltd. (I)	45,000	37,794
Universe Company, Ltd.	1,100	17,718
Valor Company, Ltd.	4,100	31,224
Vantec Corp.	12	18,084
Vital KSK Holdings, Inc.	3,900	26,473
Wacom Company, Ltd.	52	64,605
Wakachiku Construction Company, Ltd. (I)	17,000	8,367
Warabeya Nichiyo Company, Ltd.	1,900	21,373
Watabe Wedding Corp.	1,100	11,473
Watami Company, Ltd.	1,500	28,678
Xebio Company, Ltd.	1,500	29,214
Yahagi Construction Company, Ltd.	2,000	13,034
Yaizu Suisankagaku Industry Company, Ltd.	1,100	13,552
Yamabiko Corp.	1,200	10,421
Yamagata Bank, Ltd.	12,000	57,274
Yamanashi Chuo Bank, Ltd.	13,000	52,245
Yamatane Corp.	11,000	14,890

233

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yamazen Corp.	5,700	$22,028
Yasuda Warehouse Company, Ltd.	2,900	16,948
Yellow Hat, Ltd.	2,200	15,465
Yodogawa Steel Works, Ltd.	10,000	41,277
Yokogawa Bridge Corp.	3,000	19,552
Yokohama Reito Company, Ltd.	4,000	27,901
Yokowo Company, Ltd.	2,000	11,668
Yomiuri Land Company, Ltd.	3,000	10,674
Yondenko Corpyondenko Corp.	3,000	12,177
Yonekyu Corp.	2,000	15,824
Yorozu Corp.	1,800	30,108
Yoshinoya D&C Company, Ltd.	53	65,675
Yuasa Trading Company, Ltd. (I)	21,000	20,164
Yuki Gosei Kogyo Co., Ltd.	3,000	7,840
Yukiguni Maitake Company, Ltd.	3,400	20,976
Yurtec Corp.	4,000	14,998
Yusen Air & Sea Service Company, Ltd.	1,200	17,078
Yushin Precision Equipment Company, Ltd.	1,100	20,774
Yushiro Chemical Industry Company, Ltd.	1,500	19,557
Zenrin Company, Ltd.	2,100	22,740
Zensho Company, Ltd. (L)	6,000	58,578
Zeria Pharmaceutical Company, Ltd.	2,000	24,282
Zuken, Inc.	2,200	13,874

		24,395,510
Liechtenstein - 0.12%
Liechtensteinische Landesbank AG	1,361	91,476
Verwaltungs & Privat Bank AG	492	49,587

		141,063
Luxembourg - 0.07%
Regus PLC	66,614	83,765
Netherlands - 2.33%
Aalberts Industries NV	9,340	153,919
Accell Group NV	798	36,514
Arcadis NV	6,428	144,169
ASM International NV (I)	5,593	142,369
BinckBank NV	4,026	56,310
Brit Insurance Holdings NV	8,957	144,302
Brunel International NV	825	25,770
Crucell NV (I)	6,081	202,731
CSM	3,855	113,331
Draka Holding NV (I)	3,237	57,567
Fornix Biosciences NV	819	2,392
Gamma Holding NV (I)	589	18,269
Heijmans NV (I)	2,023	35,761
Imtech NV	5,244	166,661
InnoConcepts NV (I)	10,527	2,866
Kendrion NV (I)	204	2,838
Koninklijke BAM Groep NV	22,783	147,834
Koninklijke Ten Cate NV	3,876	126,119
Mediq NV	5,634	97,447
Nutreco Holding NV	2,871	210,084
Ordina NV (I)	5,537	20,246
Pharming Group NV (I)	17,228	4,352
SBM Offshore NV	10,847	205,902
Sligro Food Group NV	2,169	70,034
SNS Reaal (I)	16,603	68,084
Telegraaf Media Groep NV	4,601	82,091
TKH Group NV	694	15,379
TomTom NV (I)(L)	15,548	108,090
Unit 4 Agresso NV	1,920	52,388
USG People NV (I)	6,381	100,539
Wavin NV (I)	2,026	25,290

		2,639,648

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
New Zealand - 0.66%
Air New Zealand, Ltd.	19,995	$18,558
Fisher & Paykel Appliances Holdings, Ltd. (I)	73,602	30,751
Fisher & Paykel Healthcare Corp.	27,505	59,893
Freightways, Ltd.	8,921	19,266
Infratil, Ltd.	66,634	86,885
Mainfreight, Ltd.	7,268	37,507
New Zealand Oil & Gas, Ltd.	41,930	38,871
New Zealand Refining Company, Ltd.	19,629	52,998
Nuplex Industries, Ltd.	54,954	129,294
PGG Wrightson, Ltd. (I)	21,821	8,962
Pike River Coal, Ltd. (I)	21,968	18,200
Port of Tauranga, Ltd.	5,763	29,167
Pumpkin Patch, Ltd.	7,395	10,389
Ryman Healthcare, Ltd.	14,826	22,511
Sky City Entertainment Group, Ltd.	30,721	63,750
Sky Network Television, Ltd.	12,878	46,749
Tower, Ltd.	20,665	27,712
Vector, Ltd.	18,041	30,115
Warehouse Group, Ltd.	4,936	13,681

		745,259
Norway - 0.99%
Acta Holding ASA (I)	24,000	11,922
Aktiv Kapital ASA (I)	4,600	26,985
Blom ASA (I)	2,500	1,613
Bonheur ASA	1,100	25,177
BW Offshore, Ltd. (I)(L)	20,000	35,397
Camillo Eitzen & Company ASA (I)	1,300	2,029
Cermaq ASA (I)	9,600	106,603
Copeinca ASA	9,200	66,512
Det Norske Oljeselskap ASA (I)	3,542	13,687
EDB Business Partner ASA (I)	300	738
Eitzen Chemical ASA (I)	21,250	3,944
Eltek ASA (I)	22,000	11,426
Ementor ASA	15,457	122,544
Ganger Rolf ASA	700	15,126
Kongsberg Automotive ASA (I)	29,400	20,425
Kverneland Gruppen ASA (I)	15,000	10,011
Nordic Semiconductor ASA (L)	27,500	105,781
Norske Skogindustrier ASA (I)(L)	21,000	41,989
Norwegian Air Shuttle ASA (I)	3,567	56,237
Norwegian Energy Company AS (I)	16,500	41,727
Opera Software ASA (L)	8,100	37,211
Scana Industrier ASA	8,889	9,836
Sevan Marine ASA (I)	51,607	52,888
Solstad Offshore ASA	2,900	55,099
Songa Offshore SE (I)	14,000	60,768
Sparebanken Midt-Norge ASA	3,000	25,038
Tomra Systems ASA	15,212	90,631
Veidekke ASA	6,400	48,978
Wilh Wilhelmsen Holding ASA, Class A	1,300	25,092

		1,125,414
Papua New Guinea - 0.02%
Highlands Pacific, Ltd. (I)	59,421	18,954
Peru - 0.08%
Hochschild Mining PLC	13,380	93,719
Portugal - 0.47%
Altri SGPS SA (I)(L)	15,809	77,099
Banco BPI SA	21,804	46,524
BANIF SGPS SA	15,725	21,845
Finibanco Holding SGPS SA	4,965	13,068
Impresa (I)	11,168	22,842
Investimentos Participacoes e Gestao SA (I)	15,959	8,790
Mota Engil	5,366	15,671

234

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Portugal (continued)
Portucel - Empresa Produtora de Pasta e
Papel SA	28,126	$83,094
Redes Energeticas Nacionais SA	12,164	44,377
Semapa-Sociedade de Investimento & Gestao	5,253	55,738
Sonae	50,046	55,553
Sonae Capital SGPS SA (I)	16,889	10,147
Teixeira Duarte SA	21,736	24,891
Zon Multimedia SA	14,900	58,925

		538,564
Singapore - 1.45%
Allgreen Properties, Ltd.	130,000	116,812
Asia Food & Properties, Ltd. (I)	190,000	83,481
ASL Marine Holdings, Ltd.	14,000	9,790
Ban Joo & Company, Ltd. (I)	396,000	12,063
Banyan Tree Holdings, Ltd. (I)	54,000	36,147
Bukit Sembawang Estates, Ltd.	16,000	58,426
Cerebos Pacific, Ltd.	10,000	33,928
CH Offshore, Ltd.	38,000	15,906
China Aviation Oil Singapore Corp., Ltd.	12,000	13,632
China Merchants Holdings Pacific, Ltd.	50,000	27,157
Creative Technology, Ltd.	6,650	20,112
CSE Global, Ltd.	55,000	44,832
Ezion Holdings, Ltd.	49,000	25,214
Ezra Holdings, Ltd.	42,000	54,868
First Resources, Ltd.	74,000	65,783
Food Empire Holdings, Ltd.	43,200	13,821
Gallant Venture, Ltd. (I)	71,000	13,478
Goodpack, Ltd.	27,000	39,238
Guocoland, Ltd.	4,000	7,174
Ho Bee Investment, Ltd.	18,000	22,761
Hong Fok Corp., Ltd. (I)	49,000	20,723
Hong Leong Asia, Ltd.	13,000	32,786
Hotel Plaza, Ltd.	21,500	27,133
Hotel Properties, Ltd.	24,000	50,590
HTL International Holdings, Ltd.	34,000	19,032
Hyflux, Ltd.	34,000	80,367
Jaya Holdings, Ltd. (I)	51,000	25,264
Jurong Technologies Industrial Corp., Ltd. (I)	194,350	3,695
Kim Eng Holdings, Ltd.	17,000	22,897
KS Energy Services, Ltd. (I)	20,000	16,501
Low Keng Huat Singapore, Ltd.	60,000	21,001
Mcl Land, Ltd.	1,000	1,849
Metro Holdings, Ltd.	53,000	31,620
Midas Holdings, Ltd.	68,000	51,550
Oceanus Group, Ltd. (I)	116,000	28,271
Osim International, Ltd.	43,000	32,669
Otto Marine, Ltd.	96,000	25,973
Petra Foods, Ltd.	45,000	49,615
Raffles Education Corp., Ltd.	228,565	48,707
Raffles Medical Group, Ltd.	24,000	40,368
Rotary Engineering, Ltd.	22,000	15,587
SBS Transit, Ltd.	5,000	7,086
SC Global Developments, Ltd.	22,000	26,619
Stamford Land Corp., Ltd.	59,000	23,804
Super Coffeemix Manufacturing, Ltd.	42,000	35,136
Swiber Holdings, Ltd. (I)	20,000	15,551
Tat Hong Holdings, Ltd.	31,000	24,552
United Engineers, Ltd.	17,000	30,419
UOB-Kay Hian Holdings, Ltd.	31,000	36,913
WBL Corp., Ltd.	4,000	12,957
Wing Tai Holdings, Ltd.	39,000	51,387
Yongnam Holdings, Ltd.	87,000	17,278

		1,642,523

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa - 0.08%
First Uranium Corp. (I)	13,300	$10,987
Great Basin Gold, Ltd. (I)(L)	34,200	83,098

		94,085
Spain - 2.41%
Abengoa SA (I)	1,780	45,195
Afirma Grupo Inmobiliario SA (I)	30,139	6,530
Amper SA (I)	1,783	10,096
Antena 3 de Television SA (I)	3,644	30,087
Banco Guipuzcoano SA (I)	14,473	85,575
Banco Pastor SA (L)	16,144	82,497
Bolsas y Mercados Espanoles (L)	3,371	90,162
Caja de Ahorros del Mediterraneo	5,428	52,183
Cementos Portland Valderrivas SA	1,547	30,556
Construcciones & Auxiliar de Ferrocarriles SA	394	201,831
Corporacion Dermoestetica SA (I)	1,972	5,214
Dinamia SA	1,158	13,575
Duro Felguera SA	1,775	15,209
Ebro Puleva SA (L)	16,526	330,857
Elecnor SA	2,026	26,232
Ercros SA (I)	12,567	14,018
Faes Farma SA	15,161	66,941
Fluidra SA	3,227	11,596
General de Alquiler de Maquinaria (I)	2,658	6,338
Grifols SA	8,696	124,664
Grupo Catalana Occidente SA (I)	2,531	48,082
Grupo Empresarial Ence SA (I)	15,191	50,525
Iberia Lineas Aereas de Espana SA (I)	110,285	425,515
Laboratorios Almirall SA	6,009	66,060
Laboratorios Farmaceuticos Rovi SA	1,750	12,115
NH Hoteles SA (I)	3,032	13,718
Obrascon Huarte Lain SA	3,281	92,466
Papeles y Cartones de Europa SA (I)	4,411	22,261
Pescanova SA	587	18,760
Promotora de Informaciones SA (I)	9,049	20,412
Realia Business SA (I)	9,431	19,722
Service Point Solutions SA (I)	6,171	4,582
Sociedad Nacional Inds.	12,960	18,572
Sol Melia SA	5,056	45,379
SOS Cuetara SA (I)(L)	3,651	5,183
Tavex Algodonera SA (I)	6,482	4,380
Tecnicas Reunidas SA	2,066	110,034
Tubacex SA (I)	10,312	36,223
Tubos Reunidos SA (I)	9,106	24,810
Unipapel SA	209	3,133
Vidrala SA	2,521	70,332
Viscofan SA	6,729	221,942
Vocento SA (I)	9,411	51,119
Zeltia SA (I)	21,956	95,647

		2,730,328
Sweden - 2.97%
AarhusKarlshamn AB	5,545	131,799
Acando AB	6,279	10,968
Active Biotech AB (I)	2,172	38,832
AddTech AB	2,310	51,072
Angpanneforeningen AB	3,536	65,336
Axfood AB	1,565	51,541
Axis Communications AB	9,260	134,086
BE Group AB (I)	4,723	31,001
Bergman & Beving AB	3,490	52,081
Betsson Abbetsson AB (I)	2,976	42,507
Billerud Aktibolag AB	18,295	139,501
Biovitrum AB (I)	9,497	63,239
Bure Equity AB (I)	7,860	37,294

235

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Clas Ohlson AB (L)	4,002	$74,121
Cloetta AB (I)	2,181	12,603
Concordia Maritime AB	2,200	6,559
D. Carnegie & Company AB (I)	845,205	0
Duni Abduni AB	6,481	59,392
East Capital Explorer AB (I)	3,589	38,225
Enea AB	1,999	14,107
Eniro AB (I)(L)	19,984	17,784
Fagerhult AB	749	13,350
G & L Beijer AB	1,125	36,734
Haldex AB (I)	6,370	77,872
Hoganas AB	4,776	155,035
Holmen AB, Series B	4,455	137,532
Industrial & Financial Systems AB	3,487	48,510
Indutrade AB	1,973	54,606
Intrum Justitia AB	6,104	70,322
JM AB	8,981	187,799
KappAhl Holding AB	8,073	70,403
Lindab International AB (I)	6,008	87,133
Loomis AB	2,001	24,057
Lundin Petroleum AB (I)	10,632	89,596
Mekonomen AB	2,150	63,383
Munters AB	6,114	69,187
NCC AB	8,075	165,554
Net Insight AB (I)(L)	40,297	24,763
New Wave Group AB	6,024	37,579
Nibe Industrier AB	6,731	78,636
Nobia AB (I)	17,611	128,812
OEM International AB	1,799	12,521
ORC Software AB	1,548	30,566
PA Resources AB (I)	19,862	14,692
Peab AB	14,016	103,408
Proffice AB	6,320	25,137
Q-Med AB	7,447	80,193
Rezidor Hotel Group AB (I)	8,897	45,426
RNB Retail & Brands AB (I)	31,521	35,568
SAS AB (I)(L)	17,484	65,121
Seco Tools AB (I)	2,691	36,499
Studsvik AB (I)	218	1,987
Sweco AB	3,557	29,689
TradeDoubler AB (I)	4,887	25,475
Trelleborg AB, Series B	18,933	174,699

		3,373,892
Switzerland - 5.54%
Advanced Digital Broadcast Holdings SA	245	6,369
Affichage Holding AG (I)	88	13,336
AFG Arbonia-Forster Holding AG (I)	1,594	37,996
Allreal Holding AG	690	93,414
Ascom Holding AG (I)	3,146	36,221
Bank Coop AG	1,620	113,762
Bank Sarasin & Compagnie AG	3,236	124,980
Banque Privee Edmond de Rothschild SA	1	23,624
Barry Callebaut AG (I)	126	98,586
Basilea Pharmaceutica AG (I)	776	48,392
Belimo Holding AG	24	38,821
Berner Kantonalbank	285	69,709
Bobst Group AG (I)	1,189	52,664
Bucher Industries AG	751	112,532
Burckhardt Compression Holding AG	370	82,053
Centralschweizerische Kraftwerke AG	127	42,635
Charles Voegele Holding AG (I)	998	45,334
Cicor Technologies (I)	322	12,271
Clariant AG (I)	35,700	523,657
Compagnie Financiere Tradition SA BR	211	23,528

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Cytos Biotechnology AG (I)	166	$2,575
Daetwyler Holding AG	778	53,376
Dufry Group AG (I)	1,855	177,221
EFG International	5,629	64,929
Elektrizitaets-Gesellschaft Laufenburg AG	11	7,951
Emmi AG	319	52,917
EMS-Chemie Holding AG	735	117,514
Energiedienst Holding AG	559	27,597
Ferrexpo PLC	5,555	26,978
Flughafen Zuerich AG	380	138,097
Forbo Holding AG	196	107,735
Galenica Holding AG	437	205,208
GAM Holding, Ltd. (I)	25,978	394,119
Georg Fischer AG (I)	952	381,195
Gottex Fund Management Holdings, Ltd.	1,478	7,451
Helvetia Patria Holding AG	307	106,615
Kaba Holding AG	317	105,819
Komax Holding AG (I)	777	67,718
Kudelski SA	4,675	122,559
Kuoni Reisen Holding AG	248	100,247
LEM Holding SA	52	19,478
Logitech International SA (I)(L)	9,485	165,432
Luzerner Kantonalbank AG	127	40,065
Meyer Burger Technology AG (I)	3,227	101,938
Micronas Semiconductor Holding AG (I)	5,145	36,028
Mobilezone Holding AG	3,138	32,732
Mobimo Holding AG (I)	528	98,343
Orascom Development Holding AG (I)(L)	1,134	59,008
Orell Fuessli Holding AG	136	19,103
Panalpina Welttransport Holding AG (I)	1,612	177,395
Partners Group Holding AG	107	17,736
Petroplus Holdings AG (I)	9,787	118,826
Phoenix Mecano AG	31	18,909
PubliGroupe SA (I)	20	1,975
Rieter Holding AG (I)	430	123,608
Romande Energie Holding SA	52	81,231
Schaffner Holding AG (I)	40	8,911
Schmolz + Bickenbach AG (I)	945	27,712
Schulthess Group AG	615	22,206
Schweizerhall Holding AG	303	29,936
Schweizerische National-Versicherungs-
Gesellschaft AG	1,339	43,620
Siegfried Holding AG (I)	53	4,956
St. Galler Kantonalbank	55	25,526
Sulzer AG	1,485	172,404
Swissfirst AG	655	21,656
Swissquote Group Holding SA	1,093	43,722
Tamedia AG	188	18,181
Tecan Group AG	628	42,521
Temenos Group AG (I)(L)	8,708	266,966
Unaxis Holding AG (I)	14,200	61,330
Valiant Holding AG	602	120,683
Valora Holding AG	284	72,557
Vaudoise Assurances Holding SA	138	33,198
Von Roll Holding AG (L)	7,878	42,500
Vontobel Holding AG	3,372	109,849
WMH Walter Meier AG (I)	163	27,878
Ypsomed Holding AG (I)	276	14,974
Zuger Kantonalbank	17	87,718

		6,278,516
Taiwan - 0.00%
Ya Hsin Industrial Company, Ltd. (I)	138,000	0
United Arab Emirates - 0.13%
Lamprell PLC (L)	26,117	146,862

236

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom - 17.27%
888 Holdings PLC	12,231	$8,358
A.G. Barr PLC	3,000	57,801
Aberdeen Asset Management PLC	50,933	128,498
AEA Technology PLC (I)	19,508	5,210
Aegis Group PLC	41,203	80,065
Afren PLC (I)	29,877	52,009
Alexon Group PLC (I)	6,881	1,946
Alizyme PLC (I)	22,479	0
Anglo Pacific Group PLC	10,171	48,176
Antisoma PLC (I)	56,367	5,317
Ashtead Group PLC	54,314	93,857
Aveva Group PLC	9,024	207,779
Avis Europe PLC (I)	6,910	23,525
Babcock International Group PLC	43,044	385,650
Balfour Beatty PLC	32,052	134,907
Barratt Developments PLC (I)	98,477	153,139
BBA Aviation PLC	48,270	142,925
Beazley PLC	57,792	104,998
Bellway PLC	10,163	92,126
Berkeley Group Holdings PLC (I)	13,633	177,196
Biocompatibles International PLC	1,454	8,307
BlueBay Asset Management PLC	1,178	6,390
Bodycote PLC	19,111	74,843
Bovis Homes Group PLC	13,879	83,391
Brammer PLC	8,722	24,671
Brewin Dolphin Holdings PLC	23,416	48,467
British Polythene Industries PLC	4,443	16,382
Britvic PLC	32,362	246,934
BSS Group PLC	10,051	70,384
BTG PLC	23,153	82,982
Capital & Regional PLC (I)	28,406	15,397
Carillion PLC	24,339	119,962
Carpetright PLC	4,169	51,291
Carphone Warehouse Group PLC (I)	12,175	52,169
Charles Taylor Consulting PLC	3,000	8,599
Charter International PLC	8,755	95,538
Chaucer Holdings PLC	24,034	18,283
Chemring Group PLC (I)	7,484	353,808
Chime Communications PLC	5,129	16,120
Cineworld Group PLC	6,663	21,254
Close Brothers Group PLC	16,016	185,792
Collins Stewart PLC	14,755	19,477
Colt Telecom Group SA (I)	31,617	58,746
Communisis PLC (I)	1	0
Computacenter PLC	9,482	42,668
Connaught PLC	7,981	2,087
Cookson Group PLC (I)	16,806	144,529
Corin Group PLC	4,523	3,588
Costain Group PLC	3,598	11,868
Cranswick PLC (I)	8,814	113,788
Creston PLC	10,587	15,050
Croda International PLC (I)	10,908	254,367
CSR PLC (I)	18,505	104,513
D.S. Smith PLC	57,738	136,018
Daily Mail & General Trust	17,811	147,128
Dairy Crest Group PLC	13,990	81,561
Dana Petroleum PLC (I)	5,361	151,622
Davis Service Group PLC	17,163	108,266
De La Rue PLC	7,909	82,104
Debenhams PLC (I)	116,644	119,886
Dechra Pharmaceuticals PLC	6,519	48,160
Devro PLC	825	3,240
Dicom Group PLC (I)	12,964	52,380
Dignity PLC (I)	6,336	68,608
Dimension Data Holdings PLC (I)	202,957	381,303

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Domino Printing Sciences PLC	15,811	$135,126
Domino’s Pizza UK & IRL PLC	7,102	52,455
DSG International PLC	231,071	93,507
DTZ Holdings PLC	9,217	6,953
Dunelm Group PLC	9,530	58,617
Eaga PLC	11,841	20,946
easyJet PLC (I)	10,512	61,129
Electrocomponents PLC	45,730	174,564
Elementis PLC (I)	54,724	86,493
Enterprise Inns PLC (I)	34,056	57,335
Euromoney Institutional Investor PLC	8,075	77,604
Evolution Group PLC	24,073	31,609
F&C Asset Management PLC	41,888	42,625
Fidessa Group PLC	4,471	106,578
Filtrona PLC	27,028	102,714
Findel PLC (I)	90,938	15,429
FirstGroup PLC	22,912	130,678
Forth Ports PLC	5,900	127,940
Fortune Oil PLC (I)	368,591	44,851
Galiform PLC (I)	113,752	136,665
Galliford Try PLC	8,666	44,999
Game Group PLC	24,150	25,055
Gem Diamonds, Ltd. (I)	12,666	39,581
Genus PLC (I)	5,336	65,843
Go-Ahead Group PLC	3,744	66,004
Greene King PLC	14,983	96,669
Greggs PLC	8,678	64,756
Halfords Group PLC	30,497	212,101
Halma PLC (I)	51,425	256,015
Hampson Industries PLC	32,209	15,935
Hardy Oil & Gas PLC (I)	5,072	16,720
Hargreaves Lansdown PLC	14,963	103,487
Hays PLC	61,521	109,377
Headlam Group PLC	4,631	21,317
Helical Bar PLC	8,263	38,658
Henderson Group PLC	72,524	141,613
Heritage Oil, Ltd. (I)	9,831	45,912
Hikma Pharmaceuticals PLC	18,634	201,601
Hill & Smith Holdings PLC	6,401	28,771
HMV Group PLC (L)	36,339	27,394
Holidaybreak PLC	11,700	50,933
Homeserve PLC	6,170	42,668
Hunting PLC	11,768	114,971
Hyder Consulting PLC	3,872	22,187
IG Group Holdings PLC	29,583	231,392
Imagination Technologies Group PLC (I)	42,994	258,168
Inchcape PLC	25,525	125,099
Intec Telecom Systems PLC (I)	31,864	37,969
Intermediate Capital Group PLC	43,942	206,699
International Personal Finance PLC	53,398	226,571
Interserve PLC	12,721	40,257
ITE Group PLC (I)	16,803	47,157
J.D. Wetherspoon PLC	9,690	66,834
James Fisher & Sons PLC	4,579	35,472
Jardine Lloyd Thompson Group PLC (I)	12,662	115,008
Jazztel PLC (I)	16,347	64,590
JKX Oil & Gas PLC	8,683	43,974
John Wood Group PLC	23,567	161,914
Keller Group PLC	4,607	42,709
Kesa Electricals PLC	45,975	105,724
Kier Group PLC	2,737	51,050
Kingston Communications PLC (I)	117,578	98,401
Ladbrokes PLC	55,844	117,794
Laird Group PLC (I)	26,527	57,829
Logica PLC (I)	96,156	191,769

237

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Lookers PLC	17,654	$16,647
Low & Bonar PLC	21,034	12,152
M.J. Gleeson Group PLC	8,478	15,243
Marston’s PLC	25,080	36,476
McBride PLC (I)	14,770	42,982
Mears Group Plcmears Group PLC (I)	8,289	39,001
Meggitt PLC (I)	65,163	303,631
Melrose PLC	47,765	205,513
Michael Page International PLC	14,574	105,551
Micro Focus International PLC	27,844	167,094
Millennium & Copthorne Hotels PLC	12,527	102,412
Minerva PLC (I)	20,686	30,561
Misys PLC	47,807	214,826
Mitchells & Butlers PLC (I)	28,719	131,212
Mitie Group PLC (I)	21,404	64,327
Moneysupermarket.com Group PLC	5,677	7,313
Morgan Crucible Company PLC	22,928	78,855
Mothercare PLC (I)	6,928	56,805
Mouchel Parkman PLC	23,900	47,096
MWB Group Holdings PLC (I)	11,618	6,672
N. Brown Group PLC	16,271	59,366
National Express Group PLC (I)	34,580	131,803
NCC Group, Ltd.	4,560	31,783
Northern Foods PLC (I)	35,909	26,497
Northgate PLC (I)	1,332	4,539
Northumbrian Water Group PLC	29,783	155,607
Novae Group PLC	2,997	15,546
Optos PLC (I)	3,748	6,217
Oxford Biomedica PLC (I)	63,470	9,369
Oxford Instruments PLC	2,558	20,196
Pace Micro Technology PLC (I)	26,281	71,925
Paypoint PLC	6,600	29,474
Pendragon PLC (I)	63,903	23,590
Persimmon PLC	21,078	132,525
Photo-Me International PLC	24,627	28,840
Pinewood Shepperton PLC	3,284	9,259
Premier Farnell PLC	47,494	199,075
Premier Foods PLC (I)	141,827	36,276
Premier Oil PLC (I)	6,376	166,122
Prostrakan Group PLC (I)	7,836	8,432
Provident Financial PLC	11,362	147,233
Psion PLC	13,365	20,057
Punch Taverns PLC (I)	14,745	20,451
PV Crystalox Solar PLC	29,464	23,273
PZ Cussons PLC	17,701	102,083
Qinetiq PLC	59,423	100,799
Quintain Estates & Development PLC	54,012	36,786
Rank Group PLC	41,760	76,975
Rathbone Brothers PLC	4,853	64,487
Redrow PLC	28,411	55,471
Renishaw PLC	2,747	44,513
Restaurant Group PLC	15,474	64,185
Rightmove PLC	11,119	128,106
RM PLC	10,003	22,074
ROK PLC	7,381	2,175
Rotork PLC	16,023	433,764
RPC Group PLC	11,979	55,532
RPS Group PLC (I)	17,736	52,144
Salamander Energy PLC	13,282	53,400
Savills PLC	12,736	60,843
SDL PLC (I)	17,692	166,238
Shanks Group PLC	57,986	102,710
Skyepharma PLC (I)	1,272	740
Smiths News PLC	16,404	27,060
Soco International PLC	13,024	88,024

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Southern Cross Healthcare, Ltd. (I)	15,726	$7,607
Spectris PLC	10,418	175,798
Spice PLC	37,950	41,673
Spirax-Sarco Engineering PLC	10,190	288,457
Spirent Communications PLC	61,445	137,131
Sportech PLC (I)	11,390	7,246
Sports Direct International PLC	15,902	35,211
SSL International PLC	32,050	583,596
St James’s Place PLC	12,959	59,097
St. Modwen Properties PLC	14,271	38,090
Stagecoach Group PLC	31,175	89,332
Sthree PLC	8,144	37,382
STV Group PLC (I)	2,685	4,031
Synergy Health PLC	5,377	62,666
TalkTalk Telecom Group PLC (I)	24,348	56,154
Taylor Woodrow PLC (I)	231,863	103,569
Telecity Group PLC (I)	16,984	132,341
Thorntons PLC	4,184	6,049
Topps Tiles PLC (I)	15,591	14,101
Travis Perkins PLC (I)	12,148	161,260
Tribal Group PLC	7,453	9,369
Trinity Mirror PLC	6,673	11,405
TT electronics PLC (I)	14,769	33,080
Tullett Prebon PLC	20,558	128,480
UK Coal PLC	28,144	15,932
UK Mail Group PLC	2,825	16,890
Ultra Electronics Holdings PLC (I)	5,588	149,692
Umeco PLC	10,112	68,842
Uniq PLC (I)	9,690	1,393
United Business Media, Ltd.	12,014	118,776
UTV Media PLC	14,284	30,650
Vectura Group PLC (I)	29,652	23,915
Victrex PLC	6,726	135,027
Vitec Group PLC	1,250	9,904
VP PLC	637	1,638
W.S. Atkins PLC (I)	9,549	110,492
Wellstream Holdings PLC	6,656	80,143
WH Smith PLC	12,472	88,775
William Hill PLC	39,825	103,914
Wilmington Group PLC	8,076	19,371
Wolfson Microelectronics PLC (I)	12,200	51,564
WSP Group PLC (I)	7,096	41,684
Xchanging PLC	19,640	44,299
Yell Group PLC (I)(L)	116,656	27,057
Yule Catto & Company PLC (I)	6,992	26,678

		19,587,862
United States - 0.30%
Anatolia Minerals Development, Ltd. (I)	17,500	113,616
Golden Star Resources, Ltd. (I)	27,300	134,523
Jaguar Mining, Inc.	7,500	48,474
Minera Andes, Inc.	25,000	39,605

		336,218

TOTAL COMMON STOCKS (Cost $128,891,723)		$112,804,189

PREFERRED STOCKS - 0.03%
Australia - 0.03%
Village Roadshow, Ltd., 5.50%	14,479	36,386

TOTAL PREFERRED STOCKS (Cost $34,807)		$36,386

RIGHTS - 0.02%
Adamus Resources, Ltd. (Expiration Date:
10/14/2010, Strike Price: AUD 0.55) (I)	1,829	124

238

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Duro Felguera SA (Expiration
Date: 10/11/2010) (I)	$1,775	$9,062
Ezra Holdings, Ltd. (Expiration Date:
10/06/2010, Strike Price: SGD 1.18) (I)	8,400	3,449
Oak Capital Corp. (Expiration Date:
11/30/2011, Strike Price: JPY 220.00) (I)	600	0
Orascom Development Holding AG
(Expiration Date: 09/29/2010, Strike
Price: CHF 37.00) (I)(L)	1,000	3,277
Q-cells SE (Expiration Date: 10/12/2010,
Strike Price: EUR 2.16) (I)(L)	7,201	9,424
Q-cells SE (Expiration Date: 10/18/2010,
Strike Price: EUR 4.38) (I)	7,201	0

TOTAL RIGHTS (Cost $32,533)		$25,336

WARRANTS - 0.00%
Cheuk Nang Holdings, Ltd. (Expiration Date:
05/20/2011, Strike Price: HKD 1.70) (I)	181	26
Etablissements Maurel et Prom (Expiration
Date: 06/30/2014, Strike
Price: EUR 14.20) (I)(L)	9,679	2,085
Ivanhoe Australia, Ltd. (Expiration Date
09/20/2011, Strike Price: AUD 3.38) (I)	701	229
Pacific Andes International Holdings, Ltd.
(Expiration Date: 06/15/2011, Strike Price:
HKD 1.80) (I)	45,200	501
Playmates Toys, Ltd. (Expiration Date:
08/04/2012, Strike Price: HKD 0.45) (I)	2,067	22
Tembec, Inc. (Expiration Date: 03/03/2012,
Strike Price: CAD 0.32) (I)	2,462	766

TOTAL WARRANTS (Cost $2,524)		$3,629

SHORT-TERM INVESTMENTS - 3.70%
Short-Term Securities* - 0.15%
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	$163,375	163,375
Securities Lending Collateral - 3.55%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	402,408	4,027,624

TOTAL SHORT-TERM INVESTMENTS (Cost $4,191,089)		$4,190,999

Total Investments (International Small Company Trust)
(Cost $133,152,676) - 103.20%		$117,060,539
Other assets and liabilities, net - (3.20%)		(3,626,476)

TOTAL NET ASSETS - 100.00%		$113,434,063

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.66%
Australia - 1.75%
Billabong International, Ltd.	520,291	$4,008,226
Brambles, Ltd.	1,582,506	9,615,409
Downer EDI, Ltd.	814,813	3,883,434

		17,507,069
Austria - 1.11%
Telekom Austria AG	734,930	11,047,852
Bermuda - 0.62%
PartnerRe, Ltd.	76,990	6,173,058

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada - 2.10%
Talisman Energy, Inc.	549,040	$9,605,132
Valeant Pharmaceuticals International, Inc.	451,100	11,377,243

		20,982,375
China - 1.49%
China Telecom Corp., Ltd.	14,998,427	8,232,473
Shanghai Electric Group Company, Ltd.	12,091,909	6,688,264

		14,920,737
France - 10.75%
AXA SA	821,501	14,424,667
France Telecom SA	1,261,633	27,299,111
GDF Suez	174,840	6,278,605
Sanofi-Aventis SA	488,353	32,588,545
Total SA	297,576	15,348,783
Vivendi SA	417,353	11,441,494

		107,381,205
Germany - 9.42%
Bayerische Motoren Werke (BMW) AG	123,476	8,674,353
Celesio AG	168,730	3,677,134
Deutsche Post AG	342,861	6,226,222
E.ON AG	405,520	11,935,860
Merck KGAA	171,280	14,392,577
Muenchener Rueckversicherungs -
Gesellschaft AG (MunichRe) (L)	111,917	15,509,387
SAP AG	326,400	16,168,542
Siemens AG	166,141	17,572,034

		94,156,109
Hong Kong - 1.42%
China Mobile, Ltd.	414,000	4,236,552
Hutchison Whampoa, Ltd.	1,069,031	9,952,329

		14,188,881
Ireland - 0.54%
CRH PLC - London Exchange	281,590	4,633,077
Elan Corp. PLC (I)	128,507	738,915

		5,371,992
Italy - 1.74%
Autogrill SpA (I)	746,445	9,359,677
UniCredit Italiano SpA	3,151,517	8,070,294

		17,429,971
Japan - 6.66%
Mitsubishi UFJ Financial Group	1,271,100	5,932,754
Nintendo Company, Ltd.	63,095	15,768,336
NKSJ Holdings, Inc. (I)	1,662,386	10,458,509
Sony Corp.	359,404	11,116,693
Toyota Motor Corp.	314,130	11,259,208
USS Company, Ltd.	160,263	11,978,511

		66,514,011
Netherlands - 6.22%
ING Groep NV (I)	3,105,660	32,074,200
Koninklijke Philips Electronics NV	440,595	13,888,511
Randstad Holdings NV (I)	140,900	6,406,272
Reed Elsevier NV	772,650	9,758,317

		62,127,300
Norway - 5.17%
Aker Solutions ASA	712,550	10,339,846
Statoil ASA	901,710	18,825,239
Telenor ASA	1,436,155	22,515,172

		51,680,257

239

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia - 1.16%
Gazprom OAO, SADR	553,000	$11,585,350
Gazprom OAO, SADR (London Exchange)	2,300	48,398

		11,633,748
Singapore - 3.29%
Flextronics International, Ltd. (I)(L)	1,997,890	12,067,256
Singapore Telecommunications, Ltd.	1,416,000	3,393,791
Singapore Telecommunications, Ltd.	7,320,000	17,467,448

		32,928,495
South Korea - 4.22%
KB Financial Group, Inc., ADR (L)	424,803	18,211,305
Samsung Electronics Company, Ltd.	35,115	23,929,330

		42,140,635
Spain - 3.00%
Iberdrola SA	1,229,283	9,472,835
Telefonica SA	825,806	20,486,465

		29,959,300
Sweden - 1.99%
Ericsson (LM), Series B	1,404,054	15,424,048
Niscayah Group AB	2,531,581	4,433,594

		19,857,642
Switzerland - 7.52%
Adecco SA	229,530	12,013,097
Basilea Pharmaceutica AG (I)	26,191	1,633,287
Lonza Group AG	41,890	3,580,468
Nestle SA	256,343	13,662,109
Novartis AG	201,780	11,627,354
Roche Holdings AG	116,882	15,959,098
Swiss Reinsurance Company, Ltd.	240,941	10,552,019
UBS AG Swiss Exchange (I)	357,616	6,082,666

		75,110,098
Taiwan - 5.24%
Compal Electronics, Inc.	11,027,334	13,208,899
Compal Electronics, Inc., GDR (S)	2,123	12,691
Lite-On Technology Corp.	9,034,893	11,389,393
Siliconware Precision Industries Company	5,854,000	6,149,871
Taiwan Semiconductor
Manufacturing Company, Ltd.	10,862,581	21,549,227
Taiwan Semiconductor Manufacturing
Company, Ltd. SADR	7,206	73,069

		52,383,150
United Kingdom - 21.73%
Aviva PLC	2,990,220	18,775,571
BAE Systems PLC	1,631,501	8,782,169
BP PLC	2,161,715	14,778,393
British Sky Broadcasting Group PLC	96,482	1,069,361
Carillion PLC	701,900	3,459,526
G4S PLC	2,626,800	10,511,194
GlaxoSmithKline PLC	816,714	16,112,583
Hays PLC	7,322,723	13,018,965
HSBC Holdings PLC	443,427	4,490,604
Kingfisher PLC	4,603,030	16,930,046
Marks & Spencer Group PLC	911,660	5,561,861
Old Mutual PLC	2,664,980	5,816,053
Pearson PLC	860,021	13,321,585
Premier Foods PLC (I)	6,627,502	1,695,152
Rentokil Initial PLC (I)	3,740,598	6,059,890
Rexam PLC	1,436,010	6,932,978
Royal Dutch Shell PLC	34,486	1,043,220
Royal Dutch Shell PLC, B Shares	575,946	16,813,398
Sage Group PLC	1,531,020	6,652,074

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Tesco PLC	999,400	$6,659,964
Vodafone Group PLC	15,591,388	38,595,946

		217,080,533
United States - 1.52%
ACE, Ltd.	261,582	15,237,152

TOTAL COMMON STOCKS (Cost $1,042,563,641)		$985,811,570

SHORT-TERM INVESTMENTS - 2.13%
Short-Term Securities* - 0.64%
Bank of Montreal, Time Deposit,
0.160%, 10/01/2010	$6,395,000	6,395,000
Securities Lending Collateral - 1.49%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	1,481,952	14,832,565

TOTAL SHORT-TERM INVESTMENTS (Cost $21,229,156)		$21,227,565

Total Investments (International Value Trust)
(Cost $1,063,792,797) - 100.79%		$1,007,039,135
Other assets and liabilities, net - (0.79%)		(7,869,399)

TOTAL NET ASSETS - 100.00%		$999,169,736

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 26.65%
U.S. Treasury Bonds - 21.39%
4.375%, 11/15/2039 (F)	$4,000,000	$4,486,247
4.625%, 02/15/2040	4,000,000	4,672,500
6.250%, 08/15/2023 (F)	4,000,000	5,416,875
7.250%, 08/15/2022	7,000,000	10,150,000
7.875%, 02/15/2021	13,200,000	19,562,808
8.125%, 08/15/2019 to 08/15/2021	9,052,000	13,689,024
8.750%, 08/15/2020	16,650,000	25,729,444

		83,706,898
Federal Home Loan Mortgage Corp. - 0.46%
5.000%, 12/01/2034	1,557,018	1,648,309
6.500%, 04/01/2029 to 08/01/2034	105,352	116,506
7.500%, 04/01/2011 to 05/01/2028	25,738	29,277

		1,794,092
Federal National Mortgage Association - 1.26%
4.664%, 05/01/2013	1,061,898	1,138,489
5.629%, 12/01/2011	853,047	870,998
5.936%, 11/01/2011	677,036	689,831
6.062%, 05/01/2012	745,137	772,631
6.078%, 03/01/2012	488,802	505,260
6.085%, 10/01/2011	814,488	830,371
6.500%, TBA	100,000	109,086
7.000%, 06/01/2029	1,043	1,146

		4,917,812
Government National Mortgage Association - 0.33%
6.000%, 12/15/2013 to 04/15/2035	224,783	246,671
6.500%, 06/15/2028 to 02/15/2035	132,120	147,101
7.000%, 11/15/2031 to 11/15/2033	813,943	907,051
8.000%, 07/15/2030	7,478	8,672

		1,309,495

240

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Department of Housing & Urban Development - 0.05%
7.498%, 08/01/2011		$213,000	$214,237
Treasury Inflation Protected Securities (D) - 3.16%
2.625%, 07/15/2017		10,702,879	12,347,612

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $91,114,528)			$104,290,146

FOREIGN GOVERNMENT
OBLIGATIONS - 1.67%
Brazil - 1.35%
Brazil Notas do Tesouro Nacional, Series F
10.000%, 01/01/2012	BRL	5,030,000	2,993,040
Federative Republic of Brazil
5.875%, 01/15/2019		1,725,000	2,022,563
7.125%, 01/20/2037		215,000	282,724

			5,298,327
Lithuania - 0.10%
Republic of Lithuania
7.375%, 02/11/2020 (S)		$350,000	390,951
Qatar - 0.22%
Government of Qatar
4.000%, 01/20/2015 (S)		800,000	844,000

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $5,898,838)			$6,533,278

CORPORATE BONDS - 56.27%
Consumer Discretionary - 5.61%
Affinia Group, Inc.
9.000%, 11/30/2014		25,000	25,750
10.750%, 08/15/2016 (S)		15,000	16,687
AMC Entertainment, Inc.
8.750%, 06/01/2019		45,000	47,418
ArvinMeritor, Inc.
8.125%, 09/15/2015		25,000	25,313
10.625%, 03/15/2018		30,000	33,225
CBS Corp.
5.750%, 04/15/2020		385,000	427,622
6.625%, 05/15/2011		38,000	39,303
8.200%, 05/15/2014		745,000	887,681
CCO Holdings LLC/CCO Holdings
Capital Corp.
7.875%, 04/30/2018 (S)		15,000	15,563
8.125%, 04/30/2020 (S)		10,000	10,600
Comcast Cable Communications
8.500%, 05/01/2027		556,000	707,497
Comcast Corp.
5.700%, 05/15/2018		545,000	623,741
6.550%, 07/01/2039		550,000	622,445
CSC Holdings, Inc.
7.625%, 07/15/2018		184,000	198,260
D.R. Horton, Inc.
7.875%, 08/15/2011		45,000	46,912
Daimler Finance North America LLC
8.500%, 01/18/2031		575,000	790,366
DIRECTV Holdings LLC
4.750%, 10/01/2014		440,000	480,686
Easton-Bell Sports, Inc.
9.750%, 12/01/2016		25,000	27,155
Ford Motor Company
7.450%, 07/16/2031		75,000	78,188
Freedom Group, Inc.
10.250%, 08/01/2015 (S)		15,000	15,862

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Grupo Televisa SA
6.625%, 01/15/2040	$690,000	$784,825
Harrah’s Operating Company, Inc.
11.250%, 06/01/2017	25,000	27,375
HSN, Inc.
11.250%, 08/01/2016	25,000	28,500
Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	85,000	99,238
Limited Brands, Inc.
7.000%, 05/01/2020	95,000	102,600
LIN Television Corp.
8.375%, 04/15/2018 (S)	30,000	31,688
Macy’s Retail Holdings, Inc.
5.875%, 01/15/2013	1,231,000	1,304,860
5.900%, 12/01/2016	190,000	202,350
6.900%, 04/01/2029	419,000	424,237
Mediacom Broadband LLC
8.500%, 10/15/2015	78,000	79,755
MGM Resorts International
9.000%, 03/15/2020 (S)	10,000	10,525
10.375%, 05/15/2014	5,000	5,563
11.125%, 11/15/2017	5,000	5,694
Michaels Stores, Inc.
11.375%, 11/01/2016	15,000	16,294
NetFlix, Inc.
8.500%, 11/15/2017	45,000	50,175
Newell Rubbermaid, Inc.
4.700%, 08/15/2020	81,000	84,804
News America Holdings, Inc.
7.750%, 01/20/2024	622,000	778,906
9.250%, 02/01/2013	701,000	818,626
News America, Inc.
5.650%, 08/15/2020	115,000	132,470
Nielsen Finance LLC (Zero Coupon Steps
up to 12.500% on 08/01/2011)
08/01/2016	40,000	40,050
Nissan Motor Acceptance Corp.
4.500%, 01/30/2015 (S)	680,000	723,279
Peninsula Gaming LLC
8.375%, 08/15/2015	20,000	20,800
10.750%, 08/15/2017	15,000	15,844
Phillips-Van Heusen Corp.
7.375%, 05/15/2020	25,000	26,344
Quebecor Media, Inc.
7.750%, 03/15/2016	70,000	72,188
QVC, Inc.
7.500%, 10/01/2019 (S)	40,000	41,800
Revlon Consumer Products Corp.
9.750%, 11/15/2015	25,000	26,250
Royal Caribbean Cruises, Ltd.
11.875%, 07/15/2015	15,000	18,188
Scholastic Corp.
5.000%, 04/15/2013	130,000	130,000
Scientific Games International, Inc.
9.250%, 06/15/2019	25,000	26,563
Seneca Gaming Corp.
7.250%, 05/01/2012	45,000	44,325
Service Corp. International
7.375%, 10/01/2014	10,000	10,950
7.625%, 10/01/2018	20,000	21,400
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (S)	15,000	16,088
Staples, Inc.
9.750%, 01/15/2014	935,000	1,157,957

241

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Stonemor Operating LLC
10.250%, 12/01/2017 (S)	$20,000	$21,250
TCI Communications, Inc.
8.750%, 08/01/2015	692,000	871,362
Tenneco, Inc.
8.125%, 11/15/2015	40,000	41,850
8.625%, 11/15/2014	15,000	15,375
The Neiman Marcus Group, Inc., PIK
9.000%, 10/15/2015	30,000	31,163
Thomson Reuters Corp.
4.700%, 10/15/2019	1,250,000	1,379,595
Time Warner Cable, Inc.
5.850%, 05/01/2017	1,895,000	2,160,467
6.550%, 05/01/2037	450,000	507,366
8.250%, 02/14/2014	205,000	244,709
Time Warner Companies, Inc.
7.250%, 10/15/2017	390,000	478,805
Time Warner, Inc.
7.700%, 05/01/2032	1,298,000	1,621,630
TRW Automotive, Inc.
7.250%, 03/15/2017 (S)	155,000	164,688
Viacom, Inc.
6.125%, 10/05/2017	1,300,000	1,518,236
6.250%, 04/30/2016	235,000	275,741
Videotron Ltee
9.125%, 04/15/2018	25,000	28,125
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.
7.750%, 08/15/2020 (S)	80,000	84,400

		21,945,547
Consumer Staples - 5.37%
Altria Group, Inc.
9.250%, 08/06/2019	360,000	482,566
9.700%, 11/10/2018	900,000	1,218,242
10.200%, 02/06/2039	400,000	591,160
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	360,000	448,019
7.750%, 01/15/2019 (S)	875,000	1,135,061
ARAMARK Corp.
8.500%, 02/01/2015	40,000	41,600
BAT International Finance PLC
9.500%, 11/15/2018 (S)	465,000	632,163
Cargill, Inc.
5.600%, 09/15/2012 (S)	1,285,000	1,388,601
Companhia de Bebidas das Americas
8.750%, 09/15/2013	780,000	920,400
Constellation Brands, Inc.
7.250%, 09/01/2016 to 05/15/2017	120,000	127,826
CVS Caremark Corp.
6.125%, 08/15/2016	175,000	206,684
CVS Pass-Through Trust
6.943%, 01/10/2030	547,398	616,485
DJO Finance LLC / DJO Finance Corp.
10.875%, 11/15/2014	10,000	10,875
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	1,020,000	1,261,990
General Mills, Inc.
5.200%, 03/17/2015	445,000	509,420
5.650%, 02/15/2019	225,000	263,529
International CCE, Inc.
2.125%, 09/15/2015	950,000	951,549
Kellogg Company
4.450%, 05/30/2016	900,000	1,010,831

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Kraft Foods, Inc.
4.125%, 02/09/2016	$1,040,000	$1,125,510
6.125%, 02/01/2018	450,000	530,552
6.500%, 11/01/2031	564,000	648,474
Lorillard Tobacco Company
6.875%, 05/01/2020	170,000	179,812
Mosaic Global Holdings, Inc.
7.300%, 01/15/2028	22,000	25,600
PepsiCo, Inc.
7.900%, 11/01/2018	500,000	666,138
Philip Morris International, Inc.
5.650%, 05/16/2018	1,800,000	2,107,451
Procter & Gamble
9.360%, 01/01/2021	332,524	430,053
Reynolds American, Inc.
7.250%, 06/01/2013	295,000	331,440
Rite Aid Corp.
10.375%, 07/15/2016	50,000	52,063
Smithfield Foods, Inc.
10.000%, 07/15/2014 (S)	65,000	74,750
Smithfield Foods, Inc., Series B
7.750%, 05/15/2013	35,000	36,181
SUPERVALU, Inc.
8.000%, 05/01/2016	85,000	85,638
The Kroger Company
4.950%, 01/15/2015	700,000	780,280
6.750%, 04/15/2012	671,000	727,341
Tyson Foods, Inc.
7.350%, 04/01/2016	150,000	165,938
10.500%, 03/01/2014	15,000	18,056
WM Wrigley Jr. Company
3.700%, 06/30/2014 (S)	1,175,000	1,217,165
Yankee Acquisition Corp., Series B
9.750%, 02/15/2017	10,000	10,400

		21,029,843
Energy - 4.30%
Anadarko Petroleum Corp.
6.375%, 09/15/2017	30,000	33,150
6.450%, 09/15/2036	640,000	640,770
Antero Resources Finance Corp.
9.375%, 12/01/2017	20,000	21,250
Aquilex Holdings LLC/Aquilex
Finance Corp.
11.125%, 12/15/2016	20,000	19,800
Basic Energy Services, Inc.
11.625%, 08/01/2014	60,000	66,000
Berry Petroleum Company
10.250%, 06/01/2014	10,000	11,275
BP Capital Markets PLC
3.125%, 10/01/2015	1,350,000	1,357,714
4.750%, 03/10/2019	115,000	120,253
Burlington Resources Finance Company
7.400%, 12/01/2031	541,000	696,694
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	350,000	378,665
Chesapeake Energy Corp.
6.500%, 08/15/2017	65,000	67,438
6.875%, 11/15/2020	60,000	63,600
ConocoPhillips
4.600%, 01/15/2015	635,000	713,448
Consol Energy, Inc.
8.000%, 04/01/2017 (S)	25,000	27,063
8.250%, 04/01/2020 (S)	25,000	27,313

242

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Drummond Company, Inc.
9.000%, 10/15/2014 (S)	$5,000	$5,281
El Paso Corp.
7.000%, 06/15/2017	235,000	249,512
El Paso Natural Gas Company
5.950%, 04/15/2017	85,000	93,573
EnCana Corp.
5.900%, 12/01/2017	450,000	525,286
Energy Transfer Equity LP
7.500%, 10/15/2020	70,000	73,675
Enterprise Products Operating LLC
5.250%, 01/31/2020	795,000	860,692
Harvest Operations Corp.
6.875%, 10/01/2017 (S)	10,000	10,200
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	300,000	324,366
6.850%, 02/15/2020	1,295,000	1,543,886
7.125%, 03/15/2012	692,000	742,965
Marathon Oil Corp.
6.500%, 02/15/2014	540,000	620,231
Motiva Enterprises LLC
5.200%, 09/15/2012 (S)	952,000	1,016,914
Newfield Exploration Company
6.625%, 04/15/2016	25,000	26,000
7.125%, 05/15/2018	40,000	42,700
Nexen, Inc.
7.500%, 07/30/2039	125,000	153,549
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)	1,850,000	1,967,521
Peabody Energy Corp.
6.500%, 09/15/2020	406,000	436,958
7.375%, 11/01/2016	190,000	207,100
Pioneer Natural Resources Company
6.650%, 03/15/2017	160,000	170,587
6.875%, 05/01/2018	35,000	37,457
Plains All American Pipeline LP
5.750%, 01/15/2020	435,000	480,353
Pride International, Inc.
6.875%, 08/15/2020	20,000	21,775
Range Resources Corp.
7.500%, 05/15/2016 to 10/01/2017	70,000	74,150
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.500%, 09/30/2014 (S)	395,000	433,084
TransCanada Pipelines, Ltd.
7.625%, 01/15/2039	690,000	919,888
Transocean, Inc.
4.950%, 11/15/2015	1,000,000	1,040,200
Valero Energy Corp.
8.750%, 06/15/2030	403,000	491,549

		16,813,885
Financials - 22.60%
ACE Capital Trust II
9.700%, 04/01/2030	752,000	926,480
ACE INA Holdings, Inc.
5.700%, 02/15/2017	160,000	179,363
AGFC Capital Trust I, (6.000% to
01/15/2017, then 3 month
LIBOR +1.750%)
01/15/2067 (S)	860,000	434,300
AIG Retirement Services, Inc.
8.125%, 04/28/2023	865,000	948,293
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	485,000	548,555

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Ally Financial, Inc.
8.000%, 11/01/2031	$101,000	$108,323
AMB Property LP
7.500%, 06/30/2018	364,000	426,240
American Express Centurion Bank
6.000%, 09/13/2017	1,200,000	1,368,779
American Express Credit Corp.
5.125%, 08/25/2014	750,000	831,106
American General Finance Corp.
5.375%, 10/01/2012	346,000	327,403
Ameriprise Financial, Inc.
5.300%, 03/15/2020	305,000	336,979
AvalonBay Communities, Inc.
5.500%, 01/15/2012	224,000	235,166
AXA Equitable Life Insurance
7.700%, 12/01/2015 (S)	680,000	770,717
AXA Financial, Inc.
7.000%, 04/01/2028	865,000	925,270
BAC Capital Trust XI
6.625%, 05/23/2036	75,000	77,412
BAC Capital Trust XIV (5.630% to
03/15/2012, then 3 month LIBOR
+ 0.400%)
(Q)	35,000	25,156
Bank of America Corp.
5.420%, 03/15/2017	1,700,000	1,741,483
5.625%, 07/01/2020	2,100,000	2,219,068
5.750%, 12/01/2017	200,000	213,831
Bank of Tokyo-Mitsubishi UFJ, Ltd.
7.400%, 06/15/2011	450,000	467,925
Barclays Bank PLC, (8.550% to
06/15/2011, then 3 month LIBOR
+ 3.000%)
(Q)(S)	35,000	35,788
Brandywine Operating Partnership
5.700%, 05/01/2017	825,000	835,641
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (H)(S)	85,000	22,100
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR
+ 1.170%)
02/17/2037	400,000	398,000
Capital One Financial Corp.
6.150%, 09/01/2016	600,000	658,139
7.375%, 05/23/2014	135,000	157,644
CIT Group Funding Company of
Delaware LLC
10.250%, 05/01/2013 to 05/01/2017	30,060	31,146
CIT Group, Inc.
7.000%, 05/01/2013 to 05/01/2017	740,606	731,353
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057	220,000	231,000
Citigroup, Inc.
4.875%, 05/07/2015	614,000	637,345
5.500%, 08/27/2012	1,525,000	1,624,491
6.125%, 05/15/2018	500,000	545,506
6.500%, 08/19/2013	1,105,000	1,220,955
6.875%, 03/05/2038	550,000	614,309
Credit Acceptance Corp.
9.125%, 02/01/2017 (S)	25,000	26,250
Credit Agricole SA/London
3.500%, 04/13/2015 (S)	1,220,000	1,258,653

243

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
6.450%, 06/12/2017	$885,000	$952,157
Dupont Fabros Technology LP
8.500%, 12/15/2017	75,000	80,438
Equity One, Inc.
6.000%, 09/15/2017	700,000	723,003
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	1,200,000	1,281,713
Everest Reinsurance Holdings, Inc.,
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037	1,475,000	1,342,250
Farmers Exchange Capital
7.050%, 07/15/2028 (S)	725,000	716,459
Fidelity National Title Group, Inc.
7.300%, 08/15/2011	179,000	182,680
First Republic Bank of San Francisco
7.750%, 09/15/2012	714,000	770,785
First Union National Bank
6.919%, 12/15/2036	500,000	580,638
Ford Motor Credit Company LLC
7.000%, 10/01/2013	84,000	90,122
8.125%, 01/15/2020	100,000	114,907
General Electric Capital Corp.
5.900%, 05/13/2014	340,000	385,212
General Electric Capital Corp., Series A
6.125%, 02/22/2011	433,000	442,730
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	400,000	426,758
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	95,000	95,950
HBOS PLC
6.000%, 11/01/2033 (S)	710,000	540,977
Health Care Property, Inc.
5.650%, 12/15/2013	450,000	483,673
5.950%, 09/15/2011	450,000	467,751
7.072%, 06/08/2015	433,000	488,583
Healthcare Realty Trust, Inc.
8.125%, 05/01/2011	1,298,000	1,347,710
Host Hotels & Resorts LP
6.375%, 03/15/2015	20,000	20,475
6.875%, 11/01/2014	15,000	15,488
Host Marriott LP
7.125%, 11/01/2013	7,000	7,123
HSBC Holdings PLC
0.491%, 10/06/2016 (P)	1,350,000	1,291,824
6.800%, 06/01/2038	600,000	695,905
HSBC USA, Inc.
9.500%, 04/15/2014	865,000	1,031,531
International Lease Finance Corp.
5.650%, 06/01/2014	100,000	97,000
6.375%, 03/25/2013	125,000	125,625
6.500%, 09/01/2014 (S)	20,000	21,450
6.625%, 11/15/2013	25,000	25,063
6.750%, 09/01/2016 (S)	25,000	26,750
7.125%, 09/01/2018 (S)	20,000	21,550
8.625%, 09/15/2015 (S)	25,000	26,750
Jackson National Life Insurance Company
8.150%, 03/15/2027 (S)	648,000	702,151
JPMorgan Chase & Company
3.700%, 01/20/2015	1,250,000	1,320,935
6.000%, 01/15/2018	1,120,000	1,279,016

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase Capital XV
5.875%, 03/15/2035	$433,000	$422,296
Kimco Realty Corp.
5.584%, 11/23/2015	410,000	451,975
6.875%, 10/01/2019	560,000	652,028
Lazard Group LLC
6.850%, 06/15/2017	1,290,000	1,381,652
LBG Capital No.1 PLC
7.875%, 11/01/2020	200,000	197,000
Liberty Mutual Insurance Company
7.697%, 10/15/2097 (S)	2,000,000	1,823,982
Liberty Property LP
6.625%, 10/01/2017	210,000	240,529
7.250%, 03/15/2011	725,000	741,605
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	1,135,000	1,162,689
Merrill Lynch & Company, Inc.
6.400%, 08/28/2017	1,800,000	1,969,850
7.750%, 05/14/2038	300,000	347,958
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (S)	535,000	582,422
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/2014 (S)	529,000	583,167
Morgan Stanley
4.200%, 11/20/2014	650,000	674,123
5.550%, 04/27/2017	285,000	302,071
6.000%, 04/28/2015	600,000	659,926
6.250%, 08/28/2017	1,320,000	1,443,345
6.625%, 04/01/2018	1,225,000	1,358,102
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)	865,000	924,520
Navigators Group, Inc.
7.000%, 05/01/2016	204,000	215,999
NB Capital Trust IV
8.250%, 04/15/2027	135,000	138,375
NBD Bancorp
8.250%, 11/01/2024	1,730,000	2,168,522
Nomura Holdings, Inc.
5.000%, 03/04/2015	485,000	523,976
Ohio National Life Insurance Company
8.500%, 05/15/2026 (S)	995,000	1,006,873
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)	120,201	119,976
PNC Funding Corp.
5.625%, 02/01/2017	1,100,000	1,201,484
Principal Life Global Funding I
6.125%, 10/15/2033 (S)	697,000	713,052
Provident Funding Associates
10.250%, 04/15/2017 (S)	80,000	82,400
Prudential Financial, Inc.
4.750%, 09/17/2015	900,000	973,752
5.150%, 01/15/2013	865,000	923,240
Realty Income Corp.
6.750%, 08/15/2019	1,015,000	1,163,520
Regency Centers LP
7.950%, 01/15/2011	456,000	463,676
Reinsurance Group of America, Inc.
6.750%, 12/15/2011	865,000	905,251
Simon Property Group LP
4.375%, 03/01/2021	1,450,000	1,469,897
Sovereign Bank
8.750%, 05/30/2018	250,000	288,858
Standard Chartered PLC
3.850%, 04/27/2015 (S)	360,000	375,604

244

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	$1,471,000	$1,567,912
The Bear Stearns Companies LLC
5.350%, 02/01/2012	195,000	206,125
6.400%, 10/02/2017	85,000	99,005
6.950%, 08/10/2012	830,000	917,449
The Charles Schwab Corp.
4.950%, 06/01/2014	515,000	572,353
The Goldman Sachs Group, Inc.
5.450%, 11/01/2012	805,000	868,053
6.000%, 05/01/2014	805,000	898,393
6.150%, 04/01/2018	500,000	554,606
6.750%, 10/01/2037	2,030,000	2,110,033
7.500%, 02/15/2019	225,000	267,695
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (S)	1,250,000	1,326,425
UCI Holdco, Inc., PIK
9.250%, 12/15/2013	10,709	10,388
United Dominion Realty Trust, Inc.
6.050%, 06/01/2013	500,000	539,338
Unitrin, Inc.
6.000%, 05/15/2017	705,000	726,424
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	390,000	435,174
US Bancorp
7.500%, 06/01/2026	1,624,000	1,973,381
Ventas Realty LP
6.625%, 10/15/2014	300,000	307,541
W.R. Berkley Corp.
5.600%, 05/15/2015	377,000	405,636
Wachovia Corp.
5.500%, 05/01/2013	880,000	967,487
WEA Finance LLC
7.125%, 04/15/2018 (S)	350,000	411,555
7.500%, 06/02/2014 (S)	370,000	430,750
WEA Finance LLC / WCI Finance LLC
5.400%, 10/01/2012 (S)	800,000	853,293
Wells Fargo & Company
4.950%, 10/16/2013	2,410,000	2,609,565
Wells Fargo & Company, Series K (7.980%
to 03/15/2018, then 3 month LIBOR
+ 3.770%)
(Q)	85,000	89,463
Weyerhaeuser Company
7.950%, 03/15/2025	260,000	281,017

		88,446,057
Health Care - 2.69%
Alere, Inc.
9.000%, 05/15/2016	35,000	36,050
AmerisourceBergen Corp.
4.875%, 11/15/2019	80,000	86,440
5.875%, 09/15/2015	1,260,000	1,445,241
Amgen, Inc.
6.400%, 02/01/2039	545,000	659,871
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	15,000	16,275
Biomet, Inc.
10.000%, 10/15/2017	10,000	11,038
BioScrip, Inc.
10.250%, 10/01/2015	15,000	15,338
Community Health Systems, Inc.
8.875%, 07/15/2015	35,000	37,188
Elan Finance PLC
8.875%, 12/01/2013	75,000	76,875

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Express Scripts, Inc.
6.250%, 06/15/2014	$525,000	$602,956
7.500%, 02/15/2019	65,000	82,085
Fresenius US Finance II, Inc.
9.000%, 07/15/2015 (S)	45,000	51,300
HCA, Inc.
6.375%, 01/15/2015	15,000	14,963
8.500%, 04/15/2019	125,000	139,375
HCA, Inc., PIK
9.625%, 11/15/2016	84,000	91,140
Life Technologies Corp.
6.000%, 03/01/2020	235,000	266,211
Medco Health Solutions, Inc.
7.125%, 03/15/2018	415,000	509,654
Merck & Company, Inc.
4.000%, 06/30/2015	725,000	802,471
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	695,000	797,838
Pfizer, Inc.
6.200%, 03/15/2019	1,030,000	1,268,193
Quest Diagnostics, Inc.
5.450%, 11/01/2015	450,000	506,930
6.950%, 07/01/2037	635,000	728,770
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	1,025,000	1,241,751
Tenet Healthcare Corp.
8.875%, 07/01/2019	150,000	165,563
Thermo Fisher Scientific, Inc.
3.200%, 05/01/2015	255,000	268,876
WellPoint, Inc.
7.000%, 02/15/2019	485,000	590,589

		10,512,981
Industrials - 2.81%
ACCO Brands Corp.
7.625%, 08/15/2015	30,000	28,800
10.625%, 03/15/2015	10,000	11,175
BE Aerospace, Inc.
6.875%, 10/01/2020	50,000	51,000
Bombardier, Inc.
7.500%, 03/15/2018 (S)	15,000	16,125
7.750%, 03/15/2020 (S)	75,000	81,000
Case New Holland, Inc.
7.750%, 09/01/2013	35,000	38,019
7.875%, 12/01/2017 (S)	75,000	81,469
Cenveo Corp.
7.875%, 12/01/2013	15,000	14,475
Clean Harbors, Inc.
7.625%, 08/15/2016	9,000	9,360
CNH America LLC
7.250%, 01/15/2016	30,000	31,950
Continental Airlines, Inc.
6.648%, 09/15/2017	407,038	416,197
Continental Airlines, Inc.
5.983%, 04/19/2022	14,734	15,213
6.900%, 01/02/2018	240,804	252,844
Continental Airlines, Inc., Series 05-ERJ1
9.798%, 04/01/2021	24,163	24,646
Continental Airlines, Inc., Series B
6.903%, 04/19/2022	4,957	4,758
Corrections Corp. of America
6.750%, 01/31/2014	100,000	102,000
CPM Holdings, Inc.
10.625%, 09/01/2014 (S)	40,000	43,100

245

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Deluxe Corp.
7.375%, 06/01/2015	$210,000	$216,300
Esterline Technologies Corp.
7.000%, 08/01/2020 (S)	45,000	46,575
General Electric Capital Corp.
2.800%, 01/08/2013	2,000,000	2,059,750
3.750%, 11/14/2014	1,000,000	1,059,356
4.800%, 05/01/2013	1,175,000	1,268,524
General Electric Company
5.250%, 12/06/2017	1,125,000	1,266,188
Goodman Global Group, Inc.
zero coupon, 12/15/2014	45,000	28,800
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	40,000	37,900
Marquette Transportation Finance
10.875%, 01/15/2017 (S)	30,000	30,600
Masco Corp.
6.500%, 08/15/2032	110,000	94,405
7.125%, 03/15/2020	470,000	481,476
Momentive Performance Materials, Inc.
9.750%, 12/01/2014	35,000	35,875
Navios Maritime Holdings, Inc.
8.875%, 11/01/2017	75,000	79,125
Navistar International Corp.
8.250%, 11/01/2021	45,000	48,038
NBC Universal, Inc.
4.375%, 04/01/2021 (S)	450,000	454,457
Owens Corning, Inc.
9.000%, 06/15/2019	15,000	17,744
Owens-Brockway Glass Container, Inc.
7.375%, 05/15/2016	75,000	80,719
Republic Services, Inc.
5.250%, 11/15/2021	460,000	508,153
Southwest Airlines
Company, Series 2007-1
6.150%, 08/01/2022	672,554	719,633
SPX Corp.
7.625%, 12/15/2014	30,000	32,700
Textron, Inc.
7.250%, 10/01/2019	380,000	450,067
Tyco International Finance SA
6.750%, 02/15/2011	300,000	306,791
United Rentals North America, Inc.
10.875%, 06/15/2016	15,000	16,931
Waste Management, Inc.
6.375%, 03/11/2015	375,000	439,914

		11,002,152
Information Technology - 0.88%
Avnet, Inc.
6.625%, 09/15/2016	500,000	573,754
Equinix, Inc.
8.125%, 03/01/2018	45,000	48,038
Fidelity National Information Services, Inc.
7.625%, 07/15/2017 (S)	10,000	10,675
7.875%, 07/15/2020 (S)	5,000	5,388
Fiserv, Inc.
6.125%, 11/20/2012	425,000	463,758
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	60,000	59,925
Intuit, Inc.
5.400%, 03/15/2012	190,000	200,550
Mantech International Corp.
7.250%, 04/15/2018	55,000	57,063

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology (continued)
Oracle Corp.
6.125%, 07/08/2039	$315,000	$374,698
Seagate Technology HDD Holdings
6.800%, 10/01/2016	10,000	10,200
6.875%, 05/01/2020 (S)	85,000	83,088
Seagate Technology International
10.000%, 05/01/2014 (S)	435,000	513,300
Terremark Worldwide, Inc.
12.000%, 06/15/2017	25,000	28,563
Unisys Corp.
12.750%, 10/15/2014 (S)	162,000	192,780
14.250%, 09/15/2015 (S)	31,000	36,890
Xerox Corp.
6.400%, 03/15/2016	400,000	465,871
8.250%, 05/15/2014	270,000	323,794

		3,448,335
Materials - 1.58%
Agrium, Inc.
7.125%, 05/23/2036	750,000	913,997
ArcelorMittal
5.375%, 06/01/2013	425,000	456,361
6.125%, 06/01/2018	1,100,000	1,189,521
Ashland, Inc.
9.125%, 06/01/2017	25,000	28,625
Ball Corp.
6.750%, 09/15/2020	80,000	84,800
Celanese US Holdings LLC
6.625%, 10/15/2018 (S)	30,000	30,675
CF Industries, Inc.
6.875%, 05/01/2018	45,000	48,431
7.125%, 05/01/2020	45,000	49,219
Corporacion Nacional del Cobre de Chile
6.375%, 11/30/2012 (S)	335,000	368,649
Cytec Industries, Inc.
6.000%, 10/01/2015	1,250,000	1,405,865
Fibria Overseas Finance, Ltd.
7.500%, 05/04/2020 (S)	125,000	132,656
Georgia-Pacific LLC
7.125%, 01/15/2017 (S)	40,000	42,350
Hexion U.S. Finance Corp.
9.750%, 11/15/2014	35,000	36,400
International Paper Company
7.300%, 11/15/2039	360,000	403,017
Lyondell Chemical Company
8.000%, 11/01/2017 (S)	100,000	109,250
MeadWestvaco Corp.
7.375%, 09/01/2019	325,000	358,069
Neenah Paper, Inc.
7.375%, 11/15/2014	30,000	30,038
NewPage Corp.
11.375%, 12/31/2014	10,000	9,050
Novelis, Inc.
7.250%, 02/15/2015	22,000	22,385
Rio Tinto Alcan, Inc.
6.450%, 03/15/2011	81,000	83,040
Rock-Tenn Company
9.250%, 03/15/2016	35,000	38,413
Solutia, Inc.
8.750%, 11/01/2017	5,000	5,463
Vale Inco, Ltd.
5.700%, 10/15/2015	217,000	234,739
Vedanta Resources PLC
9.500%, 07/18/2018 (S)	100,000	108,000

		6,189,013

246

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services - 5.25%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	$952,000	$1,101,869
AT&T Mobility LLC
7.125%, 12/15/2031	433,000	533,484
AT&T Wireless Services, Inc.
8.125%, 05/01/2012	364,000	404,364
AT&T, Inc.
5.350%, 09/01/2040 (S)	865,000	868,816
5.500%, 02/01/2018	225,000	260,936
Bellsouth Corp.
4.750%, 11/15/2012	973,000	1,048,216
British Telecommunications PLC
5.150%, 01/15/2013	780,000	833,608
9.375%, 12/15/2010	519,000	527,195
Catalina Marketing Corp. PIK
10.500%, 10/01/2015 (S)	35,000	37,450
Clear Channel Worldwide Holdings,
Inc., Series B
9.250%, 12/15/2017	20,000	21,350
COX Communications, Inc.
5.875%, 12/01/2016 (S)	850,000	981,151
7.125%, 10/01/2012	532,000	588,864
Cricket Communications, Inc.
7.750%, 05/15/2016	50,000	53,063
9.375%, 11/01/2014	30,000	31,050
France Telecom SA
4.375%, 07/08/2014	445,000	490,716
5.375%, 07/08/2019	500,000	585,007
Frontier Communications Corp.
7.125%, 03/15/2019	90,000	92,250
8.250%, 04/15/2017	115,000	125,781
8.500%, 04/15/2020	5,000	5,519
Intelsat Jackson Holdings, Ltd.
8.500%, 11/01/2019 (S)	25,000	27,125
Intelsat Subsidiary Holding Company SA
8.875%, 01/15/2015 (S)	95,000	97,850
Liberty Media Corp.
8.250%, 02/01/2030	103,000	99,395
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	30,000	31,425
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	1,200,000	1,295,911
Qwest Communications International, Inc.
8.000%, 10/01/2015	40,000	43,300
Qwest Corp.
7.500%, 10/01/2014	55,000	62,150
8.375%, 05/01/2016	390,000	461,175
Rogers Communications, Inc.
6.250%, 06/15/2013	400,000	450,149
SBA Telecommunications, Inc.
8.000%, 08/15/2016	5,000	5,375
8.250%, 08/15/2019	40,000	44,000
Sitel LLC/Sitel Finance Corp.
11.500%, 04/01/2018 (S)	35,000	28,000
Sorenson Communications, Inc.
10.500%, 02/01/2015 (S)	5,000	2,925
Sprint Capital Corp.
6.900%, 05/01/2019	55,000	55,275
Sprint Nextel Corp.
6.000%, 12/01/2016	28,000	27,650
Telecom Italia Capital SA
5.250%, 11/15/2013	650,000	698,419
6.000%, 09/30/2034	347,000	327,261
6.200%, 07/18/2011	1,270,000	1,315,743

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Telefonica Emisiones SAU
7.045%, 06/20/2036	$575,000	$688,326
Verizon Communications, Inc.
5.550%, 02/15/2016	1,120,000	1,296,450
6.400%, 02/15/2038	675,000	780,474
6.900%, 04/15/2038	600,000	729,198
8.750%, 11/01/2021	865,000	1,218,254
Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,295,000	1,464,773
Vodafone Group PLC
5.450%, 06/10/2019	510,000	590,110
Windstream Corp.
7.875%, 11/01/2017	65,000	67,763
8.125%, 09/01/2018 (S)	60,000	62,100

		20,561,265
Utilities - 5.18%
Abu Dhabi National Energy Company
5.875%, 10/27/2016 (S)	365,000	389,361
AES Corp.
8.000%, 06/01/2020	100,000	108,500
Atmos Energy Corp.
6.350%, 06/15/2017	195,000	223,280
Carolina Power & Light Company
6.500%, 07/15/2012	1,254,000	1,372,443
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	700,000	781,370
6.125%, 11/01/2017	400,000	463,394
CenterPoint Energy, Inc.
6.500%, 05/01/2018	165,000	191,492
Commonwealth Edison Company
5.950%, 08/15/2016	400,000	474,789
6.150%, 03/15/2012	273,000	292,832
Dominion Resources, Inc.
6.400%, 06/15/2018	870,000	1,060,555
7.000%, 06/15/2038	425,000	548,591
Duke Energy Corp.
5.650%, 06/15/2013	1,300,000	1,447,945
Edison International
3.750%, 09/15/2017	495,000	507,633
Edison Mission Energy
7.000%, 05/15/2017	10,000	7,225
7.200%, 05/15/2019	5,000	3,538
7.750%, 06/15/2016	30,000	23,475
Electricite de France SA
6.500%, 01/26/2019 (S)	875,000	1,068,497
Enel Finance International SA
6.800%, 09/15/2037 (S)	955,000	1,078,654
Georgia Power Company
5.250%, 12/15/2015	250,000	287,625
Intergen NV
9.000%, 06/30/2017 (S)	85,000	89,888
Ipalco Enterprises, Inc.
7.250%, 04/01/2016 (S)	15,000	16,125
Nevada Power Company
6.500%, 08/01/2018	450,000	544,429
New York State Electric & Gas Corp.
5.750%, 05/01/2023	476,000	485,852
NiSource Finance Corp.
6.400%, 03/15/2018	385,000	446,503
Northern States Power Company
6.500%, 03/01/2028	433,000	525,512
NRG Energy, Inc.
7.250%, 02/01/2014	10,000	10,263
7.375%, 02/01/2016 to 01/15/2017	85,000	87,200

247

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Ohio Edison Company
6.875%, 07/15/2036	$450,000	$524,992
Oncor Electric Delivery Company
7.500%, 09/01/2038	395,000	514,547
Potomac Electric Power Company
6.500%, 11/15/2037	750,000	936,835
Puget Sound Energy, Inc.
5.757%, 10/01/2039	440,000	477,182
7.000%, 03/09/2029	346,000	412,412
Sierra Pacific Power Company, Series M
6.000%, 05/15/2016	425,000	496,351
Southern California Edison Company
6.000%, 01/15/2034	649,000	768,607
Union Electric Company
6.400%, 06/15/2017	1,930,000	2,271,539
Wisconsin Energy Corp.
6.200%, 04/01/2033	217,000	252,249
Wisconsin Power and Light Company
5.000%, 07/15/2019	950,000	1,086,247

		20,277,932

TOTAL CORPORATE BONDS (Cost $200,816,835)		$220,227,010

CONVERTIBLE BONDS - 0.03%
Health Care - 0.01%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014	25,000	22,750
Telecommunication Services - 0.01%
Leap Wireless International, Inc.
4.500%, 07/15/2014	50,000	44,437
Industrials - 0.00%
Continental Airlines, Inc.
4.500%, 01/15/2015	15,000	21,713
Consumer Discretionary - 0.01%
Ford Motor Company
4.250%, 11/15/2016	25,000	37,313

TOTAL CONVERTIBLE BONDS (Cost $105,562)		$126,213

MUNICIPAL BONDS - 3.73%
California - 0.97%
Bay Area Toll Authority
6.263%, 04/01/2049	1,050,000	1,162,949
Irvine Ranch Water District Joint
Powers Agency
2.605%, 03/15/2014	900,000	935,064
Los Angeles Unified School District
5.750%, 07/01/2034	1,000,000	1,008,670
University of California
5.770%, 05/15/2043	660,000	695,185

		3,801,868
Florida - 0.24%
Miami Beach Florida
Redevelopment Agency
8.950%, 12/01/2022	865,000	949,251
Illinois - 0.52%
Chicago Illinois O’Hare
International Airport
6.845%, 01/01/2038	990,000	1,033,619
Illinois State Toll Highway Authority
6.184%, 01/01/2034	945,000	1,008,495

		2,042,114

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Indiana - 0.03%
Indiana Bond Bank Revenue
5.020%, 01/15/2016	$120,000	$132,838
Louisiana - 0.39%
Louisiana Local Government
Environmental Facilities & Communities
Development Authority
2.470%, 02/01/2019	1,475,000	1,506,904
Maryland - 0.15%
Maryland State Transportation Authority
5.840%, 07/01/2011	260,000	268,767
5.888%, 07/01/2043	290,000	319,731

		588,498
Massachusetts - 0.26%
Massachusetts School Building Authority
5.715%, 08/15/2039	900,000	1,020,744
Missouri - 0.28%
University of Missouri
5.960%, 11/01/2039	940,000	1,087,101
New Jersey - 0.31%
Jersey City Municipal Utilities Authority
4.550%, 05/15/2012	130,000	132,723
New Jersey State Turnpike Authority
7.414%, 01/01/2040	865,000	1,079,105

		1,211,828
New York - 0.23%
Port Authority of New York & New Jersey
6.040%, 12/01/2029	400,000	449,823
Sales Tax Asset Receivable Corp., Series B
4.250%, 10/15/2011	435,000	447,462

		897,285
Texas - 0.35%
North Texas Tollway Authority
6.718%, 01/01/2049	1,230,000	1,349,827

TOTAL MUNICIPAL BONDS (Cost $13,593,954)		$14,588,258

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.43%
Commercial & Residential - 7.41%
American Tower Trust,
Series 2007-1A, Class AFX
5.420%, 04/15/2037 (S)	800,000	879,214
Banc of America Commercial
Mortgage, Series 2002-PB2,Class A4
6.186%, 06/11/2035	2,487,689	2,609,525
Bear Stearns Commercial
Mortgage Securities
Series 2003-T12, Class A4,
4.680%, 08/13/2039 (P)	2,594,203	2,789,962
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	1,405,000	1,499,304
Series 2006-PW 14, Class A4,
5.201%, 12/11/2038	1,850,000	1,952,842
Series 2005-T20, Class A4A,
5.296%, 10/12/2042 (P)	895,000	989,454
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	390,000	432,655
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2007-CD4, Class A4
5.322%, 12/11/2049	1,425,000	1,476,618

248

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.640%, 01/17/2032	$329,381	$329,649
Credit Suisse Mortgage Capital
Certificates, Series 2006-C4, Class A3
5.467%, 09/15/2039	2,000,000	2,104,534
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	570,725	656,710
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	2,500,000	2,691,644
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-CB14, Class A4
5.481%, 12/12/2044 (P)	1,500,000	1,613,020
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A4,
4.954%, 09/15/2030	1,500,000	1,634,018
Series 2001-C7, Class A3,
5.642%, 12/15/2025	173,793	176,757
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.838%, 05/12/2039 (P)	2,000,000	2,182,110
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2,
5.980%, 01/15/2039	250,977	265,516
Series 2001, Class A4,
6.390%, 07/15/2033	594,368	610,716
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	2,594,203	2,750,061
Wachovia Bank Commercial Mortgage
Trust, Series 2005-C20, Class A7
5.118%, 07/15/2042 (P)	1,240,000	1,361,129
U.S. Government - 0.02%
Government National Mortgage
Association, Series 2006-38,
Class XS IO
6.993%, 09/16/2035	338,016	56,233

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $26,668,904)		$29,061,671

ASSET BACKED SECURITIES - 1.73%
Avis Budget Car Funding AESOP LLC,
Series 2009-2A, Class A
5.680%, 02/20/2014 (S)	920,000	984,222
Bank of America Auto Trust,
Series 2010-2, Class A4
1.940%, 06/15/2017	800,000	818,205
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	845,000	921,145
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261%, 04/25/2037 (S)	900,000	900,000
Ford Credit Auto Owner Trust,
Series 2009-E, Class A3
1.510%, 01/15/2014	655,000	661,086
Hertz Vehicle Financing LLC
Series 2010-1A, Class A2,
3.740%, 02/25/2017 (S)	1,095,000	1,133,411

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC (continued)
Series 2009-2A, Class A1,
4.260%, 03/25/2014 (S)	$285,000	$298,998
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.530%, 06/01/2015	263,205	285,427
Santander Drive Auto Receivables Trust,
Series 2010-2, Class A3
1.240%, 02/17/2014	785,000	785,382

TOTAL ASSET BACKED SECURITIES (Cost $6,587,070)		$6,787,876

SHORT-TERM INVESTMENTS - 0.87%
Repurchase Agreement - 0.87%
Bank of New York Mellon Tri-Party
Repurchase Agreement dated
09/30/2010 at 0.280% to be repurchased
at $3,400,026 on 10/01/2010,
collateralized by $3,450,537 Federal
National Mortgage Association 7.000%
due 10/01/2038 (valued at $3,468,000,
including interest)	$3,400,000	3,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,400,000)		$3,400,000

Total Investments (Investment Quality Bond Trust)
(Cost $348,185,691) - 98.38%		$385,014,452
Other assets and liabilities, net - 1.62%		6,344,672

TOTAL NET ASSETS - 100.00%		$391,359,124

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.89%
Consumer Discretionary - 13.94%
Auto Components - 0.89%
BorgWarner, Inc. (I)(L)	28,262	$1,487,146
Diversified Consumer Services - 0.97%
Apollo Group, Inc., Class A (I)	31,500	1,617,525
Hotels, Restaurants & Leisure - 1.87%
Carnival Corp.	81,301	3,106,511
Household Durables - 2.04%
Fortune Brands, Inc.	69,100	3,401,793
Media - 5.99%
Comcast Corp., Class A	220,400	3,984,832
The Interpublic Group of Companies, Inc. (I)	219,200	2,198,576
Time Warner, Inc.	63,200	1,937,080
Viacom, Inc., Class B	51,500	1,863,785

		9,984,273
Specialty Retail - 2.18%
GameStop Corp., Class A (I)(L)	74,400	1,466,424
Lowe’s Companies, Inc.	97,500	2,173,275

		3,639,699

		23,236,947
Consumer Staples - 6.68%
Beverages - 2.14%
PepsiCo, Inc.	53,600	3,561,184
Food & Staples Retailing - 1.03%
The Kroger Company	79,600	1,724,136

249

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.86%
The Procter & Gamble Company	51,600	$3,094,452
Personal Products - 1.65%
Avon Products, Inc.	85,700	2,751,827

		11,131,599
Energy - 11.01%
Energy Equipment & Services - 2.57%
Baker Hughes, Inc.	54,900	2,338,740
Noble Corp.	57,600	1,946,304

		4,285,044
Oil, Gas & Consumable Fuels - 8.44%
Anadarko Petroleum Corp.	3,100	176,855
Exxon Mobil Corp.	99,200	6,129,568
Hess Corp.	33,500	1,980,520
Marathon Oil Corp.	58,300	1,929,730
Peabody Energy Corp.	30,500	1,494,805
Ultra Petroleum Corp. (I)	56,300	2,363,474

		14,074,952

		18,359,996
Financials - 12.56%
Capital Markets - 1.89%
The Bank of New York Mellon Corp. (L)	71,276	1,862,442
The Goldman Sachs Group, Inc.	8,900	1,286,762

		3,149,204
Commercial Banks - 2.21%
Wells Fargo & Company	146,322	3,677,072
Diversified Financial Services - 4.15%
Bank of America Corp.	212,600	2,787,186
JPMorgan Chase & Company	108,600	4,134,402

		6,921,588
Insurance - 4.31%
Aflac, Inc.	62,400	3,226,704
MetLife, Inc.	59,900	2,303,155
Principal Financial Group, Inc.	64,000	1,658,880

		7,188,739

		20,936,603
Health Care - 13.82%
Biotechnology - 2.36%
Amgen, Inc. (I)	22,700	1,250,997
Amylin Pharmaceuticals, Inc. (I)(L)	32,000	667,200
Genzyme Corp. (I)	28,498	2,017,373

		3,935,570
Health Care Equipment & Supplies - 4.03%
Baxter International, Inc.	34,000	1,622,140
Boston Scientific Corp. (I)	124,700	764,411
Covidien PLC	65,200	2,620,388
Medtronic, Inc.	51,066	1,714,796

		6,721,735
Health Care Providers & Services - 1.98%
UnitedHealth Group, Inc.	60,100	2,110,111
WellPoint, Inc. (I)	21,100	1,195,104

		3,305,215
Pharmaceuticals - 5.45%
Allergan, Inc.	41,574	2,765,918
Johnson & Johnson	60,400	3,742,384

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	69,900	$2,573,019

		9,081,321

		23,043,841
Industrials - 12.25%
Aerospace & Defense - 2.78%
General Dynamics Corp.	51,300	3,222,153
Raytheon Company (L)	31,100	1,421,581

		4,643,734
Air Freight & Logistics - 1.77%
FedEx Corp.	34,517	2,951,204
Airlines - 0.99%
Southwest Airlines Company	126,500	1,653,355
Machinery - 5.83%
Dover Corp.	34,600	1,806,466
Illinois Tool Works, Inc.	64,952	3,054,043
PACCAR, Inc. (L)	61,250	2,949,188
Pall Corp.	45,700	1,902,948

		9,712,645
Road & Rail - 0.88%
Ryder Systems, Inc.	34,200	1,462,734

		20,423,672
Information Technology - 19.23%
Communications Equipment - 3.12%
Cisco Systems, Inc. (I)	112,200	2,457,180
QUALCOMM, Inc.	60,800	2,743,296

		5,200,476
Computers & Peripherals - 5.64%
Apple, Inc. (I)	18,400	5,221,000
Hewlett-Packard Company	67,800	2,852,346
Seagate Technology PLC (I)	112,100	1,320,538

		9,393,884
IT Services - 1.09%
Visa, Inc., Class A	24,500	1,819,370
Semiconductors & Semiconductor Equipment - 3.39%
Applied Materials, Inc. (L)	82,700	965,936
Broadcom Corp., Class A	46,300	1,638,557
Intersil Corp., Class A	54,600	638,274
Marvell Technology Group, Ltd. (I)	75,900	1,329,009
National Semiconductor Corp.	84,400	1,077,788

		5,649,564
Software - 5.99%
Adobe Systems, Inc. (I)(L)	111,300	2,910,495
Autodesk, Inc. (I)	77,700	2,484,069
Intuit, Inc. (I)	800	35,048
Microsoft Corp.	109,200	2,674,308
Rovi Corp. (I)	2,731	137,670
Symantec Corp. (I)	115,200	1,747,584

		9,989,174

		32,052,468
Materials - 2.33%
Chemicals - 1.83%
Monsanto Company	21,500	1,030,495
The Dow Chemical Company	73,600	2,021,056

		3,051,551

250

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Containers & Packaging - 0.50%
Ball Corp.	14,200	$835,670

		3,887,221
Telecommunication Services - 2.26%
Diversified Telecommunication Services - 2.26%
AT&T, Inc.	131,800	3,769,480
Utilities - 4.81%
Electric Utilities - 4.81%
American Electric Power Company, Inc.	86,557	3,135,960
Exelon Corp. (L)	72,587	3,090,755
FirstEnergy Corp. (L)	46,600	1,795,964

		8,022,679

		8,022,679

TOTAL COMMON STOCKS (Cost $156,719,491)		$164,864,506

SHORT-TERM INVESTMENTS - 10.80%
Repurchase Agreement - 0.78%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $1,304,000 on 10/01/2010,
collateralized by $1,330,000 Federal Home
Loan Bank, 0.625% due 01/13/2012 (valued
at $1,333,325, including interest).	$1,304,000	1,304,000
Securities Lending Collateral - 10.02%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	1,668,214	16,696,825

TOTAL SHORT-TERM INVESTMENTS (Cost $18,002,121)		$18,000,825

Total Investments (Large Cap Trust)
(Cost $174,721,612) - 109.69%		$182,865,331
Other assets and liabilities, net - (9.69%)		(16,151,768)

TOTAL NET ASSETS - 100.00%		$166,713,563

Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.18%
Consumer Discretionary - 10.47%
Internet & Catalog Retail - 0.33%
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	65,000	$891,150
Media - 4.86%
CBS Corp., Class B	206,700	3,278,262
Comcast Corp., Class A	203,000	3,670,240
Gannett Company, Inc. (L)	208,000	2,543,840
News Corp., Class A	281,000	3,669,860

		13,162,202
Multiline Retail - 1.18%
Macy’s, Inc.	139,000	3,209,510
Specialty Retail - 4.10%
Foot Locker, Inc.	217,000	3,153,010
GameStop Corp., Class A (I)	38,000	748,980
Limited Brands, Inc.	97,600	2,613,728
Signet Jewelers, Ltd. (I)	45,300	1,437,822
The Gap, Inc.	149,000	2,777,360

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc. (L)	11,600	$367,720

		11,098,620

		28,361,482
Consumer Staples - 4.75%
Beverages - 1.03%
Dr. Pepper Snapple Group, Inc.	79,000	2,806,080
Food & Staples Retailing - 0.43%
The Kroger Company	53,400	1,156,644
Food Products - 2.38%
ConAgra Foods, Inc.	136,000	2,983,840
Corn Products International, Inc.	31,000	1,162,500
Tyson Foods, Inc., Class A (L)	143,000	2,290,860

		6,437,200
Household Products - 0.91%
The Procter & Gamble Company	41,000	2,458,770

		12,858,694
Energy - 6.17%
Energy Equipment & Services - 1.72%
Exterran Holdings, Inc. (I)(L)	80,100	1,819,071
McDermott International, Inc. (I)	192,000	2,837,760

		4,656,831
Oil, Gas & Consumable Fuels - 4.45%
Chevron Corp.	22,000	1,783,100
Marathon Oil Corp.	108,000	3,574,800
Sunoco, Inc.	12,000	438,000
The Williams Companies, Inc.	157,000	3,000,270
Valero Energy Corp.	185,000	3,239,350

		12,035,520

		16,692,351
Financials - 18.09%
Commercial Banks - 3.46%
Fifth Third Bancorp	260,000	3,127,800
Fulton Financial Corp.	191,600	1,735,896
Regions Financial Corp.	451,000	3,278,770
SunTrust Banks, Inc.	32,500	839,475
Wells Fargo & Company	15,100	379,463

		9,361,404
Consumer Finance - 1.90%
Capital One Financial Corp.	88,000	3,480,400
SLM Corp. (I)	145,000	1,674,750

		5,155,150
Diversified Financial Services - 6.23%
Bank of America Corp.	653,000	8,560,830
Citigroup, Inc. (I)	1,634,000	6,372,600
JPMorgan Chase & Company	51,000	1,941,570

		16,875,000
Insurance - 5.45%
American Financial Group, Inc.	90,600	2,770,548
Aspen Insurance Holdings, Ltd.	84,000	2,543,520
Assurant, Inc.	76,600	3,117,620
Berkshire Hathaway, Inc., Class B (I)	16,000	1,322,880
Protective Life Corp.	32,000	696,320
Prudential Financial, Inc.	13,000	704,340
Unitrin, Inc.	26,000	634,140
Unum Group	134,000	2,968,100

		14,757,468

251

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts - 1.05%
Weyerhaeuser Company	180,000	$2,836,800

		48,985,822
Health Care - 14.20%
Health Care Providers & Services - 10.76%
Aetna, Inc.	115,000	3,635,150
AmerisourceBergen Corp.	77,800	2,385,348
Cardinal Health, Inc.	96,000	3,171,840
CIGNA Corp.	83,000	2,969,740
Coventry Health Care, Inc. (I)	132,400	2,850,572
Health Net, Inc. (I)	105,000	2,854,950
Humana, Inc. (I)	63,000	3,165,120
UnitedHealth Group, Inc.	132,400	4,648,564
WellPoint, Inc. (I)	61,000	3,455,040

		29,136,324
Pharmaceuticals - 3.44%
Eli Lilly & Company	113,000	4,127,890
Johnson & Johnson	20,000	1,239,200
King Pharmaceuticals, Inc. (I)	300,000	2,988,000
Pfizer, Inc.	56,000	961,520

		9,316,610

		38,452,934
Industrials - 11.84%
Aerospace & Defense - 2.39%
L-3 Communications Holdings, Inc.	41,000	2,963,070
Raytheon Company (L)	77,000	3,519,670

		6,482,740
Airlines - 1.07%
Southwest Airlines Company	221,000	2,888,470
Building Products - 0.74%
Owens Corning, Inc. (I)	77,800	1,994,014
Commercial Services & Supplies - 0.65%
R.R. Donnelley & Sons Company	104,500	1,772,320
Construction & Engineering - 1.11%
KBR, Inc.	122,000	3,006,080
Industrial Conglomerates - 1.31%
General Electric Company	218,000	3,542,500
Machinery - 3.63%
Oshkosh Corp. (I)	41,800	1,149,500
The Manitowoc Company, Inc. (L)	243,900	2,953,629
Timken Company	73,200	2,807,952
Trinity Industries, Inc. (L)	131,200	2,921,824

		9,832,905
Road & Rail - 0.94%
Ryder Systems, Inc.	59,200	2,531,984

		32,051,013
Information Technology - 11.66%
Communications Equipment - 0.52%
Motorola, Inc. (I)	165,000	1,407,450
Computers & Peripherals - 3.42%
Lexmark International, Inc., Class A (I)(L)	73,000	3,257,260
Seagate Technology PLC (I)	246,000	2,897,880
Western Digital Corp. (I)	110,000	3,122,900

		9,278,040
Electronic Equipment, Instruments & Components - 2.56%
Corning, Inc.	226,000	4,131,280

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Vishay Intertechnology, Inc. (I)	289,000	$2,797,520

		6,928,800
Internet Software & Services - 1.54%
AOL, Inc. (I)	115,000	2,846,250
CoreLogic, Inc.	69,000	1,322,040

		4,168,290
Semiconductors & Semiconductor Equipment - 2.52%
Intel Corp.	227,000	4,365,210
National Semiconductor Corp.	192,000	2,451,840

		6,817,050
Software - 1.10%
CA, Inc.	141,000	2,977,920

		31,577,550
Materials - 6.76%
Chemicals - 2.94%
Ashland, Inc.	54,600	2,662,842
Cabot Corp.	52,000	1,693,640
Cytec Industries, Inc.	54,000	3,044,520
RPM International, Inc.	27,900	555,768

		7,956,770
Containers & Packaging - 1.08%
Sealed Air Corp.	131,000	2,944,880
Metals & Mining - 0.65%
Alcoa, Inc. (L)	145,000	1,755,950
Paper & Forest Products - 2.09%
International Paper Company	120,800	2,627,400
MeadWestvaco Corp.	124,300	3,030,434

		5,657,834

		18,315,434
Telecommunication Services - 5.07%
Diversified Telecommunication Services - 2.22%
AT&T, Inc.	81,000	2,316,600
Qwest Communications International, Inc. (L)	523,800	3,284,226
Verizon Communications, Inc.	13,000	423,670

		6,024,496
Wireless Telecommunication Services - 2.85%
MetroPCS Communications, Inc. (I)(L)	300,800	3,146,368
Sprint Nextel Corp. (I)	748,000	3,463,240
Telephone & Data Systems, Inc.	33,700	1,105,360

		7,714,968

		13,739,464
Utilities - 10.17%
Electric Utilities - 2.85%
Edison International	94,000	3,232,660
NV Energy, Inc.	209,000	2,748,350
Pepco Holdings, Inc.	93,000	1,729,800

		7,710,810
Gas Utilities - 1.05%
Questar Corp.	163,000	2,857,390
Independent Power Producers & Energy Traders - 3.08%
Calpine Corp. (I)	28,800	358,560
Constellation Energy Group, Inc.	84,800	2,733,952
Mirant Corp. (I)	250,000	2,490,000
NRG Energy, Inc. (I)(L)	132,400	2,756,568

		8,339,080

252

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 3.19%
CMS Energy Corp. (L)	159,100	$2,866,982
Integrys Energy Group, Inc. (L)	56,900	2,962,214
NiSource, Inc. (L)	161,400	2,808,360

		8,637,556

		27,544,836

TOTAL COMMON STOCKS (Cost $263,453,460)		$268,579,580

SHORT-TERM INVESTMENTS - 11.03%
Repurchase Agreement - 0.38%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $1,022,000 on 10/01/2010,
collateralized by $1,045,000 Federal
National Mortgage Association, 2.000% due
09/21/2015 (valued at
$1,046,306 including interest).	$1,022,000	1,022,000
Securities Lending Collateral - 10.65%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	2,880,414	28,829,490

TOTAL SHORT-TERM INVESTMENTS (Cost $29,854,512)		$29,851,490

Total Investments (Large Cap Value Trust)
(Cost $293,307,972) - 110.21%		$298,431,070
Other assets and liabilities, net - (10.21%)		(27,635,135)

TOTAL NET ASSETS - 100.00%		$270,795,935

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.01%
Equity (G) - 100.01%
John Hancock Trust - 100.01%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	2,154,993	$21,355,985
All Cap Core, Series NAV (Deutsche)	748,198	11,252,895
All Cap Value, Series NAV (Lord Abbett)	1,249,760	9,173,237
Alpha Opportunities, Series NAV (Wellington)	1,662,161	22,489,033
Blue Chip Growth, Series NAV (T. Rowe Price)	1,358,369	24,572,898
Capital Appreciation, Series NAV (Jennison)	2,289,007	20,417,942
Emerging Markets Value, Series NAV (DFA)	2,674,918	39,776,024
Equity-Income, Series NAV (T. Rowe Price)	1,692,467	21,375,855
Fundamental Value, Series NAV (Davis)	1,734,031	22,542,400
Growth Equity, Series NAV (Rainier)	1,388,543	14,274,223
Heritage, Series NAV (American Century) (I)	447,101	5,150,605
International Core, Series NAV (GMO)	1,776,452	16,432,180
International Growth
Stock, Series NAV (Invesco) (I)	110,931	1,412,146
International Index, Series NAV (MFC
Global U.S.A.) (A)	245,281	4,088,830
International
Opportunities, Series NAV (Marsico)	1,276,824	15,028,219
International Small
Company, Series NAV (DFA)	1,083,876	10,307,658
International Value, Series NAV (Templeton)	1,423,368	16,326,035
Large Cap Value, Series NAV (BlackRock)	406,453	6,178,092
Large Cap, Series NAV (UBS)	454,893	5,099,355
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	525,946	8,288,913

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (continued)
Mid Cap Stock, Series NAV (Wellington)	916,744	$11,294,291
Mid Cap Value Equity, Series NAV (Columbia)	380,127	4,135,782
Mid Value, Series NAV (T. Rowe Price)	806,099	8,254,449
Mutual Shares, Series NAV (Templeton)	648,922	6,093,381
Natural Resources, Series NAV (Wellington)	1,152,397	12,457,407
Optimized Value, Series NAV (MFC
Global U.S.A.) (A)	673,629	6,103,082
Real Estate Securities, Series NAV (Deutsche)	386,725	4,072,216
Small Cap Growth, Series NAV (Wellington) (I)	422,141	3,735,949
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	344,071	4,166,695
Small Cap Opportunities,
Series NAV (DFA/Invesco)	376,677	6,252,831
Small Cap Value, Series NAV (Wellington)	253,980	4,155,109
Small Company
Growth, Series NAV (Invesco) (I)	240,681	3,309,358
Small Company Value, Series NAV (T.
Rowe Price)	423,570	6,264,600
Smaller Company Growth, Series NAV
(Frontier/MFC
Global U.S.A./Perimeter) (A)(I)	214,782	3,243,214
U.S. Multi Sector, Series NAV (GMO)	1,536,875	17,228,371
Value & Restructuring, Series NAV (Columbia)	829,954	10,200,141
Value, Series NAV (Morgan Stanley)	276,957	4,126,662
Total Investments (Lifestyle Aggressive Trust)
(Cost $395,844,047) - 100.01%		$410,636,063
Other assets and liabilities, net - (0.01%)		(38,466)

TOTAL NET ASSETS - 100.00%		$410,597,597

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity (G) - 51.04%
John Hancock Trust - 51.04%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	155,003,727	$1,536,086,938
All Cap Core, Series NAV (Deutsche)	8,134,964	122,349,853
All Cap Value, Series NAV (Lord Abbett)	12,501,688	91,762,390
Alpha Opportunities, Series NAV (Wellington)	22,832,882	308,928,896
Blue Chip Growth, Series NAV (T. Rowe Price)	15,374,837	278,130,799
Capital Appreciation, Series NAV (Jennison)	24,053,195	214,554,496
Emerging Markets Value, Series NAV (DFA)	26,158,605	388,978,460
Equity-Income, Series NAV (T. Rowe Price)	24,299,026	306,896,699
Fundamental Value, Series NAV (Davis)	23,708,723	308,213,400
Growth Equity, Series NAV (Rainier)	14,975,977	153,953,039
Heritage, Series NAV (American Century) (I)	5,372,163	61,887,313
International Core, Series NAV (GMO)	26,950,606	249,293,104
International Growth
Stock, Series NAV (Invesco) (I)	2,299,416	29,271,569
International Index, Series NAV (MFC
Global U.S.A.) (A)	37,048,320	617,595,502
International
Opportunities, Series NAV (Marsico)	14,177,216	166,865,828
International Value, Series NAV (Templeton)	16,151,756	185,260,646
Large Cap Value, Series NAV (BlackRock)	4,024,666	61,174,927
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	11,856,007	186,850,667
Mid Cap Stock, Series NAV (Wellington)	7,488,781	92,261,778

253

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (continued)
Mid Cap Value Equity, Series NAV (Columbia)	5,723,358	$62,270,140
Mid Value, Series NAV (T. Rowe Price)	9,028,144	92,448,197
Optimized Value, Series NAV (MFC
Global U.S.A.) (A)	6,762,104	61,264,661
Small Cap Growth, Series NAV (Wellington) (I)	4,874,663	43,140,770
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	10,243,858	124,053,120
Small Cap Value, Series NAV (Wellington)	3,391,016	55,477,026
Small Company
Growth, Series NAV (Invesco) (I)	2,713,103	37,305,164
Small Company Value, Series NAV (T.
Rowe Price)	4,594,669	67,955,148
Smaller Company Growth, Series NAV
(Frontier/MFC
Global U.S.A. (A)/Perimeter) (I)	2,911,572	43,964,738
U.S. Multi Sector, Series NAV (GMO)	22,017,586	246,817,139
Value & Restructuring, Series NAV (Columbia)	9,955,236	122,349,853
Fixed Income (G) - 48.96%
John Hancock Trust - 48.96%
Bond, Series NAV (MFC Global U.S.) (A)	128,170,090	1,780,282,553
Core Bond, Series NAV (Wells Capital)	51,797,669	731,901,067
Floating Rate Income, Series NAV (WAMCO)	3,965,260	49,962,271
Global Bond, Series NAV (PIMCO)	18,974,378	255,395,134
High Income, Series NAV (MFC
Global U.S.) (A)	5,790,932	54,492,669
High Yield, Series NAV (WAMCO)	25,188,375	215,108,720
New Income, Series NAV (T. Rowe Price)	87,831,240	1,212,949,430
Short Term Government Income, Series NAV
(MFC Global U.S.) (A)	9,318,063	122,905,250
Strategic Bond, Series NAV (WAMCO)	1,261,208	13,267,904
Strategic Income Opportunities, Series NAV
(MFC Global U.S.) (A)	5,700,982	82,265,163
Total Bond Market
A, Series NAV (Declaration) (A)	26,050,105	374,861,014
Total Return, Series NAV (PIMCO)	77,652,839	1,143,049,796
U.S. High Yield Bond, Series NAV
(Wells Capital)	1,820,988	23,399,689
Total Investments (Lifestyle Balanced Trust)
(Cost $10,976,269,282) - 100.00%		$12,377,202,920
Other assets and liabilities, net - 0.00%		(314,756)

TOTAL NET ASSETS - 100.00%		$12,376,888,164

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity (G) - 20.91%
John Hancock Trust - 20.91%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	15,804,312	$156,620,732
Blue Chip Growth, Series NAV (T. Rowe Price)	4,155,774	75,177,951
Equity-Income, Series NAV (T. Rowe Price)	5,828,325	73,611,744
Fundamental Value, Series NAV (Davis)	4,216,712	54,817,256
International Core, Series NAV (GMO)	3,386,394	31,324,146
International Index, Series NAV (MFC
Global U.S.A.) (A)	3,758,146	62,648,293
International
Opportunities, Series NAV (Marsico)	1,996,016	23,493,110
International Value, Series NAV (Templeton)	2,048,222	23,493,110

Lifestyle Conservative Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (continued)
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	2,981,359	$46,986,220
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	3,233,293	39,155,183
U.S. Multi Sector, Series NAV (GMO)	3,492,880	39,155,183
Fixed Income (G) - 79.09%
John Hancock Trust - 79.09%
Bond, Series NAV (MFC Global U.S.) (A)	56,615,562	786,390,166
Core Bond, Series NAV (Wells Capital)	20,423,847	288,588,953
Floating Rate Income, Series NAV (WAMCO)	1,838,629	23,166,722
Global Bond, Series NAV (PIMCO)	7,549,890	101,621,515
High Income, Series NAV (MFC
Global U.S.) (A)	889,679	8,371,879
High Yield, Series NAV (WAMCO)	2,478,975	21,170,449
New Income, Series NAV (T. Rowe Price)	34,138,440	471,451,851
Short Term Government Income, Series NAV
(MFC Global U.S.) (A)	3,583,434	47,265,497
Strategic Bond, Series NAV (WAMCO)	416,625	4,382,893
Strategic Income Opportunities, Series NAV
(MFC Global U.S.) (A)	1,529,069	22,064,461
Total Bond Market
A, Series NAV (Declaration) (A)	10,270,245	147,788,821
Total Return, Series NAV (PIMCO)	30,390,798	447,352,549
Total Investments (Lifestyle Conservative Trust)
(Cost $2,715,583,096) - 100.00%		$2,996,098,684
Other assets and liabilities, net - 0.00%		(84,979)

TOTAL NET ASSETS - 100.00%		$2,996,013,705

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity (G) - 71.04%
John Hancock Trust - 71.04%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	231,580,466	$2,294,962,414
All Cap Core, Series NAV (Deutsche)	8,833,589	132,857,178
All Cap Value, Series NAV (Lord Abbett)	18,088,322	132,768,280
Alpha Opportunities, Series NAV (Wellington)	34,580,468	467,873,726
Blue Chip Growth, Series NAV (T. Rowe Price)	22,176,060	401,164,927
Capital Appreciation, Series NAV (Jennison)	37,239,536	332,176,660
Emerging Markets Value, Series NAV (DFA)	37,279,721	554,349,445
Equity-Income, Series NAV (T. Rowe Price)	39,313,947	496,535,154
Fundamental Value, Series NAV (Davis)	35,926,247	467,041,211
Growth Equity, Series NAV (Rainier)	25,935,004	266,611,846
Heritage, Series NAV (American Century) (I)	5,814,512	66,983,181
International Core, Series NAV (GMO)	36,196,233	334,815,157
International Growth
Stock, Series NAV (Invesco) (I)	2,489,593	31,692,520
International Index, Series NAV (MFC
Global U.S.A.) (A)	60,073,286	1,001,421,682
International
Opportunities, Series NAV (Marsico)	21,000,572	247,176,729
International Value, Series NAV (Templeton)	23,293,063	267,171,432
Large Cap Value, Series NAV (BlackRock)	7,066,367	107,408,785
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	17,085,657	269,269,951
Mid Cap Stock, Series NAV (Wellington)	10,851,154	133,686,222
Mid Cap Value Equity, Series NAV (Columbia)	6,194,857	67,400,041

254

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (continued)
Mid Value, Series NAV (T. Rowe Price)	13,024,619	$133,372,101
Optimized Value, Series NAV (MFC
Global U.S.A.) (A)	11,708,837	106,082,062
Small Cap Growth, Series NAV (Wellington) (I)	6,796,118	60,145,643
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	16,641,545	201,529,104
Small Cap Opportunities,
Series NAV (DFA/Invesco)	4,041,065	67,081,679
Small Cap Value, Series NAV (Wellington)	4,078,142	66,718,401
Small Company
Growth, Series NAV (Invesco) (I)	3,910,448	53,768,662
Small Company Value, Series NAV (T.
Rowe Price)	6,762,412	100,016,081
Smaller Company Growth, Series NAV
(Frontier/MFC
Global U.S.A./Perimeter) (A)(I)	3,599,870	54,358,037
U.S. Multi Sector, Series NAV (GMO)	38,689,609	433,710,521
Value & Restructuring, Series NAV (Columbia)	12,509,937	153,747,122
Fixed Income (G) - 28.97%
John Hancock Trust - 28.97%
Bond, Series NAV (MFC Global U.S.) (A)	82,110,391	1,140,513,333
Core Bond, Series NAV (Wells Capital)	33,276,689	470,199,613
Floating Rate Income, Series NAV (WAMCO)	6,488,011	81,748,944
Global Bond, Series NAV (PIMCO)	11,961,661	161,003,964
High Income, Series NAV (MFC
Global U.S.) (A)	3,580,264	33,690,285
High Yield, Series NAV (WAMCO)	13,698,543	116,985,557
New Income, Series NAV (T. Rowe Price)	56,379,189	778,596,607
Short Term Government Income, Series NAV
(MFC Global U.S.) (A)	6,033,960	79,587,931
Strategic Bond, Series NAV (WAMCO)	571,488	6,012,055
Strategic Income Opportunities, Series NAV
(MFC Global U.S.) (A)	2,344,224	33,827,149
Total Bond Market
A, Series NAV (Declaration) (A)	16,591,292	238,748,687
Total Return, Series NAV (PIMCO)	49,404,478	727,233,916
U.S. High Yield Bond, Series NAV
(Wells Capital)	548,430	7,047,323
Total Investments (Lifestyle Growth Trust)
(Cost $12,201,616,145) - 100.00%		$13,379,091,318
Other assets and liabilities, net - 0.00%		(378,421)

TOTAL NET ASSETS - 100.00%		$13,378,712,897

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES - 100.00%
Equity (G) - 40.64%
John Hancock Trust - 40.64%
500 Index, Series NAV (MFC
Global U.S.A.) (A)	35,400,744	$350,821,375
All Cap Value, Series NAV (Lord Abbett)	3,576,391	26,250,713
Alpha Opportunities, Series NAV (Wellington)	5,249,252	71,022,377
Blue Chip Growth, Series NAV (T. Rowe Price)	5,435,055	98,320,151
Capital Appreciation, Series NAV (Jennison)	9,017,664	80,437,563
Equity-Income, Series NAV (T. Rowe Price)	7,755,253	97,948,851
Fundamental Value, Series NAV (Davis)	5,468,907	71,095,791
International Core, Series NAV (GMO)	9,695,367	89,682,144

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

AFFILIATED INVESTMENT COMPANIES (continued)
John Hancock Trust (continued)
International Growth
Stock, Series NAV (Invesco) (I)	648,610	$8,256,804
International Index, Series NAV (MFC
Global U.S.A.) (A)	8,580,053	143,029,478
International
Opportunities, Series NAV (Marsico)	4,000,900	47,090,589
International Value, Series NAV (Templeton)	4,681,044	53,691,579
Large Cap Value, Series NAV (BlackRock)	1,185,403	18,018,123
Mid Cap Index, Series NAV (MFC
Global U.S.A.) (A)	2,735,771	43,115,745
Mid Cap Stock, Series NAV (Wellington)	2,617,530	32,247,975
Mid Value, Series NAV (T. Rowe Price)	3,113,650	31,883,777
Small Cap Growth, Series NAV (Wellington) (I)	1,221,568	10,810,874
Small Cap Index, Series NAV (MFC
Global U.S.A.) (A)	2,380,594	28,828,997
Small Cap Value, Series NAV (Wellington)	864,936	14,150,357
Small Company
Growth, Series NAV (Invesco) (I)	655,204	9,009,062
Small Company Value, Series NAV (T.
Rowe Price)	1,089,778	16,117,810
Smaller Company Growth, Series NAV
(Frontier/MFC
Global U.S.A./Perimeter) (A)(I)	713,490	10,773,700
U.S. Multi Sector, Series NAV (GMO)	3,174,996	35,591,709
Value & Restructuring, Series NAV (Columbia)	2,873,237	35,312,076
Fixed Income (G) - 59.36%
John Hancock Trust - 59.36%
Bond, Series NAV (MFC Global U.S.) (A)	48,518,741	673,925,317
Core Bond, Series NAV (Wells Capital)	17,983,491	254,106,721
Floating Rate Income, Series NAV (WAMCO)	1,055,000	13,293,002
Global Bond, Series NAV (PIMCO)	6,639,648	89,369,668
High Income, Series NAV (MFC
Global U.S.) (A)	2,184,711	20,558,126
High Yield, Series NAV (WAMCO)	2,576,422	22,002,644
New Income, Series NAV (T. Rowe Price)	29,899,883	412,917,380
Short Term Government Income, Series NAV
(MFC Global U.S.) (A)	3,120,075	41,153,792
Strategic Bond, Series NAV (WAMCO)	68,648	722,182
Strategic Income Opportunities, Series NAV
(MFC Global U.S.) (A)	1,408,609	20,326,222
Total Bond Market
A, Series NAV (Declaration) (A)	9,020,683	129,807,622
Total Return, Series NAV (PIMCO)	26,713,476	393,222,361
U.S. High Yield Bond, Series NAV
(Wells Capital)	617,625	7,936,477
Total Investments (Lifestyle Moderate Trust)
(Cost $3,190,320,380) - 100.00%		$3,502,849,134
Other assets and liabilities, net - 0.00%		(103,938)

TOTAL NET ASSETS - 100.00%		$3,502,745,196

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.02%
Consumer Discretionary - 13.90%
Auto Components - 0.85%
BorgWarner, Inc. (I)(L)	121,516	$6,394,172

255

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Gentex Corp.	149,160	$2,910,112

		9,304,284
Automobiles - 0.13%
Thor Industries, Inc.	41,682	1,392,179
Distributors - 0.29%
LKQ Corp. (I)	152,572	3,173,498
Diversified Consumer Services - 1.29%
Career Education Corp. (I)(L)	70,154	1,506,206
Corinthian Colleges, Inc. (I)(L)	93,995	659,845
ITT Educational Services, Inc. (I)(L)	29,356	2,062,846
Matthews International Corp., Class A	31,735	1,122,150
Regis Corp. (L)	61,338	1,173,396
Service Corp. International	263,036	2,267,370
Sotheby’s (L)	71,421	2,629,721
Strayer Education, Inc. (L)	14,801	2,582,775

		14,004,309
Hotels, Restaurants & Leisure - 2.32%
Bally Technologies, Inc. (I)	57,490	2,009,276
Bob Evans Farms, Inc.	32,389	909,159
Boyd Gaming Corp. (I)(L)	59,730	433,043
Brinker International, Inc.	108,253	2,041,652
Burger King Holdings, Inc.	100,805	2,407,223
Chipotle Mexican Grill, Inc. (I)(L)	33,154	5,702,488
International Speedway Corp., Class A	31,222	761,817
Life Time Fitness, Inc. (I)(L)	44,621	1,761,191
Panera Bread Company (I)(L)	33,163	2,938,573
Scientific Games Corp. (I)(L)	67,232	652,150
The Cheesecake Factory, Inc. (I)(L)	63,405	1,678,330
Wendy’s/Arby’s Group, Inc., Class A	343,262	1,554,977
WMS Industries, Inc. (I)	61,921	2,357,332

		25,207,211
Household Durables - 1.55%
American Greetings Corp., Class A	42,647	792,808
KB Home (L)	76,945	871,787
MDC Holdings, Inc. (L)	40,186	1,166,600
Mohawk Industries, Inc. (I)	59,944	3,195,015
NVR, Inc. (I)(L)	6,235	4,037,350
Ryland Group, Inc.	47,005	842,330
Toll Brothers, Inc. (I)	153,805	2,925,371
Tupperware Brands Corp.	67,244	3,077,085

		16,908,346
Internet & Catalog Retail - 0.69%
NetFlix, Inc. (I)(L)	46,315	7,510,440
Media - 0.71%
DreamWorks Animation SKG, Inc. (I)(L)	76,320	2,435,371
Harte-Hanks, Inc.	41,359	482,660
John Wiley & Sons, Inc.	49,457	2,020,813
Lamar Advertising Company, Class A (I)(L)	60,975	1,940,225
Scholastic Corp.	29,663	825,225

		7,704,294
Multiline Retail - 0.83%
99 Cents Only Stores (I)	49,797	940,167
Dollar Tree, Inc. (I)	135,307	6,597,569
Saks, Inc. (I)(L)	171,491	1,474,823

		9,012,559
Specialty Retail - 3.87%
Aaron, Inc., Class B (L)	77,698	1,433,528
Advance Auto Parts, Inc.	89,808	5,269,933
Aeropostale, Inc. (I)(L)	98,536	2,290,962
American Eagle Outfitters, Inc.	208,405	3,117,739

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
AnnTaylor Stores Corp. (I)	62,921	$1,273,521
Barnes & Noble, Inc. (L)	41,552	673,558
Chico’s FAS, Inc.	190,958	2,008,878
Coldwater Creek, Inc. (I)	63,962	337,080
Collective Brands, Inc. (I)(L)	68,614	1,107,430
Dick’s Sporting Goods, Inc. (I)(L)	93,865	2,631,975
Foot Locker, Inc.	165,913	2,410,716
Guess?, Inc.	67,508	2,742,850
J. Crew Group, Inc. (I)(L)	67,934	2,283,941
PetSmart, Inc.	126,352	4,422,320
Rent-A-Center, Inc.	70,323	1,573,829
The Dress Barn, Inc. (I)	73,663	1,749,496
Tractor Supply Company	77,374	3,068,653
Williams-Sonoma, Inc. (L)	115,276	3,654,249

		42,050,658
Textiles, Apparel & Luxury Goods - 1.37%
Fossil, Inc. (I)	56,515	3,039,942
Hanesbrands, Inc. (I)	101,955	2,636,556
Phillips-Van Heusen Corp.	70,676	4,251,868
The Timberland Company, Class A (I)	42,902	849,889
The Warnaco Group, Inc. (I)	47,476	2,427,448
Under Armour, Inc., Class A (I)(L)	37,435	1,686,072

		14,891,775

		151,159,553
Consumer Staples - 3.90%
Beverages - 0.31%
Hansen Natural Corp. (I)	73,293	3,416,920
Food & Staples Retailing - 0.37%
BJ’s Wholesale Club, Inc. (I)	58,168	2,413,972
Ruddick Corp. (L)	45,297	1,570,900

		3,984,872
Food Products - 1.55%
Corn Products International, Inc.	80,206	3,007,725
Flowers Foods, Inc. (L)	81,307	2,019,666
Green Mountain Coffee Roasters, Inc. (I)(L)	122,345	3,815,941
Lancaster Colony Corp. (L)	20,650	980,875
Ralcorp Holdings, Inc. (I)	58,518	3,422,133
Smithfield Foods, Inc. (I)	176,932	2,977,766
Tootsie Roll Industries, Inc. (L)	26,089	649,094

		16,873,200
Household Products - 0.91%
Church & Dwight Company, Inc.	75,684	4,914,919
Energizer Holdings, Inc. (I)	74,803	5,029,006

		9,943,925
Personal Products - 0.66%
Alberto-Culver Company	91,469	3,443,808
NBTY, Inc. (I)	67,590	3,716,098

		7,159,906
Tobacco - 0.10%
Universal Corp. (L)	25,744	1,032,077

		42,410,900
Energy - 5.74%
Energy Equipment & Services - 2.05%
Atwood Oceanics, Inc. (I)(L)	59,741	1,819,113
Exterran Holdings, Inc. (I)(L)	67,362	1,529,791
Helix Energy Solutions Group, Inc. (I)	112,377	1,251,880
Oceaneering International, Inc. (I)	57,704	3,107,937
Patterson-UTI Energy, Inc.	164,285	2,805,988
Pride International, Inc. (I)	187,199	5,509,267

256

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Superior Energy Services, Inc. (I)	83,982	$2,241,480
Tidewater, Inc. (L)	54,780	2,454,692
Unit Corp. (I)	42,314	1,577,889

		22,298,037
Oil, Gas & Consumable Fuels - 3.69%
Arch Coal, Inc. (L)	173,164	4,625,210
Bill Barrett Corp. (I)(L)	48,996	1,763,856
Cimarex Energy Company	89,625	5,931,383
Comstock Resources, Inc. (I)	50,430	1,134,171
Forest Oil Corp. (I)	120,784	3,587,285
Frontier Oil Corp.	112,626	1,509,188
Mariner Energy, Inc. (I)(L)	109,920	2,663,362
Newfield Exploration Company (I)	142,392	8,178,996
Overseas Shipholding Group, Inc. (L)	28,533	979,253
Patriot Coal Corp. (I)(L)	85,325	973,558
Plains Exploration & Production Company (I)	149,315	3,982,231
Quicksilver Resources, Inc. (I)(L)	125,277	1,578,490
Southern Union Company	132,670	3,192,040

		40,099,023

		62,397,060
Financials - 19.80%
Capital Markets - 2.16%
Affiliated Managers Group, Inc. (I)	54,459	4,248,347
Apollo Investment Corp.	207,239	2,120,055
Eaton Vance Corp. (L)	125,905	3,656,281
Greenhill & Company, Inc. (L)	27,013	2,142,671
Jefferies Group, Inc. (L)	131,743	2,989,249
Raymond James Financial, Inc. (L)	106,150	2,688,780
SEI Investments Company	156,693	3,187,136
Waddell & Reed Financial, Inc., Class A	91,065	2,491,538

		23,524,057
Commercial Banks - 3.37%
Associated Banc Corp. (L)	184,352	2,431,603
BancorpSouth, Inc. (L)	78,295	1,110,223
Bank of Hawaii Corp.	51,440	2,310,685
Cathay General Bancorp (L)	83,685	995,015
City National Corp. (L)	49,421	2,622,772
Commerce Bancshares, Inc.	79,085	2,972,805
Cullen/Frost Bankers, Inc. (L)	64,670	3,483,773
FirstMerit Corp.	115,940	2,124,021
Fulton Financial Corp.	211,872	1,919,560
International Bancshares Corp. (L)	56,422	952,968
PacWest Bancorp (L)	33,515	638,796
Prosperity Bancshares, Inc. (L)	49,696	1,613,629
SVB Financial Group (I)(L)	44,704	1,891,873
Synovus Financial Corp. (L)	836,684	2,058,243
TCF Financial Corp. (L)	135,048	2,186,427
Trustmark Corp. (L)	60,595	1,317,335
Valley National Bancorp (L)	171,716	2,215,136
Webster Financial Corp.	70,251	1,233,608
Westamerica Bancorp. (L)	31,057	1,692,296
Wilmington Trust Corp. (L)	97,563	876,116

		36,646,884
Consumer Finance - 0.24%
AmeriCredit Corp. (I)(L)	104,690	2,560,717
Diversified Financial Services - 0.38%
MSCI, Inc. (I)	125,543	4,169,283
Insurance - 4.15%
American Financial Group, Inc.	84,333	2,578,903
Arthur J. Gallagher & Company	112,119	2,956,578
Brown & Brown, Inc.	124,255	2,508,708

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Everest Re Group, Ltd.	59,940	$5,183,012
Fidelity National Financial, Inc., Class A	242,766	3,813,854
First American Financial Corp.	110,985	1,658,116
Hanover Insurance Group, Inc.	47,866	2,249,702
HCC Insurance Holdings, Inc.	122,776	3,203,226
Mercury General Corp.	37,957	1,551,303
Old Republic International Corp.	256,911	3,558,217
Protective Life Corp.	91,297	1,986,623
Reinsurance Group of America, Inc.	77,971	3,765,220
StanCorp Financial Group, Inc.	49,801	1,892,438
Transatlantic Holdings, Inc.	67,941	3,452,762
Unitrin, Inc.	53,457	1,303,816
W.R. Berkley Corp. (L)	129,721	3,511,547

		45,174,025
Real Estate Investment Trusts - 7.80%
Alexandria Real Estate Equities, Inc. (L)	58,083	4,065,810
AMB Property Corp. (L)	179,347	4,747,315
BRE Properties, Inc.	68,238	2,831,877
Camden Property Trust	71,387	3,424,434
Corporate Office Properties Trust	63,188	2,357,544
Cousins Properties, Inc.	109,392	781,061
Duke Realty Corp.	268,107	3,107,360
Equity One, Inc.	44,351	748,645
Essex Property Trust, Inc. (L)	32,324	3,537,539
Federal Realty Investment Trust (L)	65,459	5,345,382
Highwoods Properties, Inc. (L)	76,325	2,478,273
Hospitality Properties Trust	131,507	2,936,551
Liberty Property Trust (L)	121,229	3,867,205
Mack-Cali Realty Corp.	84,620	2,767,920
Nationwide Health Properties, Inc.	131,900	5,100,573
OMEGA Healthcare Investors, Inc.	101,008	2,267,630
Potlatch Corp.	42,613	1,448,842
Rayonier, Inc.	85,533	4,286,914
Realty Income Corp. (L)	117,116	3,949,152
Regency Centers Corp. (L)	87,239	3,443,323
Senior Housing Properties Trust	135,794	3,191,159
SL Green Realty Corp. (L)	83,362	5,279,315
The Macerich Company (L)	138,660	5,955,447
UDR, Inc. (L)	191,182	4,037,764
Weingarten Realty Investors (L)	128,305	2,799,615

		84,756,650
Real Estate Management & Development - 0.36%
Jones Lang LaSalle, Inc.	45,441	3,920,195
Thrifts & Mortgage Finance - 1.34%
Astoria Financial Corp.	87,621	1,194,274
First Niagara Financial Group, Inc.	222,799	2,595,608
New York Community Bancorp, Inc. (L)	464,191	7,543,104
NewAlliance Bancshares, Inc.	111,987	1,413,276
Washington Federal, Inc.	119,872	1,829,247

		14,575,509

		215,327,320
Health Care - 11.15%
Biotechnology - 0.96%
United Therapeutics Corp. (I)(L)	52,945	2,965,449
Vertex Pharmaceuticals, Inc. (I)(L)	216,173	7,473,101

		10,438,550
Health Care Equipment & Supplies - 3.92%
Beckman Coulter, Inc. (L)	73,798	3,600,604
Edwards Lifesciences Corp. (I)	120,806	8,100,042
Gen-Probe, Inc. (I)	51,881	2,514,153
Hill-Rom Holdings, Inc.	67,667	2,428,569

257

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PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc. (I)	276,200	$4,421,962
IDEXX Laboratories, Inc. (I)(L)	61,501	3,795,842
Immucor, Inc. (I)(L)	74,581	1,478,941
Kinetic Concepts, Inc. (I)(L)	66,617	2,436,850
Masimo Corp. (L)	62,690	1,712,064
ResMed, Inc. (I)(L)	161,324	5,293,040
STERIS Corp.	63,487	2,109,038
Teleflex, Inc. (L)	42,553	2,416,159
Thoratec Corp. (I)	62,304	2,304,002

		42,611,266
Health Care Providers & Services - 3.30%
Community Health Systems, Inc. (I)(L)	100,603	3,115,675
Health Management Associates,
Inc., Class A (I)	267,101	2,045,994
Health Net, Inc. (I)	103,830	2,823,138
Henry Schein, Inc. (I)(L)	97,535	5,713,600
Kindred Healthcare, Inc. (I)	42,074	547,803
LifePoint Hospitals, Inc. (I)	57,792	2,026,188
Lincare Holdings, Inc. (L)	104,535	2,622,783
MEDNAX, Inc. (I)	50,775	2,706,308
Omnicare, Inc.	125,932	3,007,256
Owens & Minor, Inc.	67,502	1,921,107
Psychiatric Solutions, Inc. (I)	61,004	2,046,684
Universal Health Services, Inc., Class B	103,604	4,026,051
VCA Antech, Inc. (I)(L)	91,628	1,932,435
WellCare Health Plans, Inc. (I)	45,295	1,311,743

		35,846,765
Health Care Technology - 0.30%
Allscripts-Misys Healthcare Solutions, Inc. (I)	174,757	3,227,762
Life Sciences Tools & Services - 1.60%
Bio-Rad Laboratories, Inc., Class A (I)	20,641	1,868,217
Charles River Laboratories
International, Inc. (I)(L)	70,615	2,340,887
Covance, Inc. (I)(L)	69,019	3,229,399
Mettler-Toledo International, Inc. (I)(L)	35,604	4,430,562
Pharmaceutical Product Development, Inc.	126,629	3,139,133
Techne Corp.	39,479	2,437,039

		17,445,237
Pharmaceuticals - 1.07%
Endo Pharmaceuticals Holdings, Inc. (I)(L)	123,005	4,088,686
Medicis Pharmaceutical Corp., Class A	64,129	1,901,425
Perrigo Company (L)	87,949	5,648,085

		11,638,196

		121,207,776
Industrials - 14.76%
Aerospace & Defense - 0.55%
Alliant Techsystems, Inc. (I)	35,380	2,667,652
BE Aerospace, Inc. (I)	109,026	3,304,578

		5,972,230
Airlines - 0.41%
AirTran Holdings, Inc. (I)(L)	144,325	1,060,789
Alaska Air Group, Inc. (I)	38,173	1,947,968
JetBlue Airways Corp. (I)(L)	214,699	1,436,336

		4,445,093
Building Products - 0.19%
Lennox International, Inc. (L)	48,736	2,031,804
Commercial Services & Supplies - 1.57%
Clean Harbors, Inc. (I)	24,403	1,653,303
Copart, Inc. (I)	76,401	2,518,941

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Corrections Corp. of America (I)	117,749	$2,906,045
Deluxe Corp.	54,753	1,047,425
Herman Miller, Inc.	60,813	1,196,800
HNI Corp. (L)	48,002	1,380,538
Mine Safety Appliances Company	32,858	890,452
Rollins, Inc.	45,167	1,056,004
The Brinks Company	50,005	1,150,115
Waste Connections, Inc. (I)	82,375	3,266,993

		17,066,616
Construction & Engineering - 1.32%
Aecom Technology Corp. (I)	123,776	3,002,806
Granite Construction, Inc. (L)	36,366	826,963
KBR, Inc.	166,549	4,103,767
The Shaw Group, Inc. (I)	90,003	3,020,501
URS Corp. (I)	89,297	3,391,500

		14,345,537
Electrical Equipment - 1.79%
Acuity Brands, Inc. (L)	46,410	2,053,178
AMETEK, Inc.	113,511	5,422,420
Baldor Electric Company	49,442	1,997,457
Hubbell, Inc., Class B	63,896	3,242,722
Regal-Beloit Corp.	41,100	2,412,159
Thomas & Betts Corp. (I)	55,704	2,284,978
Woodward Governor Company	62,475	2,025,440

		19,438,354
Industrial Conglomerates - 0.18%
Carlisle Companies, Inc.	64,989	1,946,421
Machinery - 5.79%
AGCO Corp. (I)(L)	99,152	3,867,920
Bucyrus International, Inc.	86,340	5,987,679
Crane Company	49,555	1,880,117
Donaldson Company, Inc.	81,424	3,837,513
Gardner Denver, Inc.	55,743	2,992,284
Graco, Inc.	64,210	2,037,383
Harsco Corp.	85,763	2,108,055
IDEX Corp.	86,821	3,083,014
Joy Global, Inc.	110,070	7,740,122
Kennametal, Inc.	87,331	2,701,148
Lincoln Electric Holdings, Inc.	45,224	2,614,852
Nordson Corp.	36,190	2,666,841
Oshkosh Corp. (I)	96,484	2,653,310
Pentair, Inc.	105,191	3,537,573
SPX Corp.	53,271	3,370,989
Terex Corp. (I)	115,849	2,655,259
Timken Company	85,575	3,282,657
Trinity Industries, Inc. (L)	84,993	1,892,794
Valmont Industries, Inc. (L)	22,737	1,646,159
Wabtec Corp.	51,076	2,440,922

		62,996,591
Marine - 0.35%
Alexander & Baldwin, Inc. (L)	43,880	1,528,779
Kirby Corp. (I)	57,499	2,303,410

		3,832,189
Professional Services - 1.03%
FTI Consulting, Inc. (I)(L)	49,894	1,730,823
Korn/Ferry International (I)(L)	49,333	815,968
Manpower, Inc.	87,644	4,575,017
Navigant Consulting Company (I)	53,394	620,972
The Corporate Executive Board Company	36,524	1,152,697
Towers Watson & Company, Class A	48,248	2,372,837

		11,268,314

258

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail - 1.12%
Con-way, Inc.	58,022	$1,798,102
J.B. Hunt Transport Services, Inc.	94,621	3,283,349
Kansas City Southern (I)(L)	109,301	4,088,950
Landstar System, Inc.	53,112	2,051,185
Werner Enterprises, Inc.	47,211	967,353

		12,188,939
Trading Companies & Distributors - 0.46%
GATX Corp.	49,342	1,446,707
MSC Industrial Direct Company,
Inc., Class A (L)	47,470	2,565,279
United Rentals, Inc. (I)	64,511	957,343

		4,969,329

		160,501,417
Information Technology - 15.50%
Communications Equipment - 1.91%
ADC Telecommunications, Inc. (I)(L)	109,897	1,392,395
ADTRAN, Inc. (L)	66,740	2,355,922
Ciena Corp. (I)(L)	99,725	1,552,718
CommScope, Inc. (I)	100,948	2,396,506
F5 Networks, Inc. (I)	85,760	8,902,746
Plantronics, Inc. (L)	50,805	1,716,193
Polycom, Inc. (I)	90,875	2,479,070

		20,795,550
Computers & Peripherals - 0.41%
Diebold, Inc.	70,010	2,176,611
NCR Corp. (I)	171,055	2,331,480

		4,508,091
Electronic Equipment, Instruments & Components - 2.17%
Arrow Electronics, Inc. (I)	125,565	3,356,352
Avnet, Inc. (I)	161,833	4,371,109
Ingram Micro, Inc., Class A (I)	166,992	2,815,485
Itron, Inc. (I)	43,031	2,634,788
National Instruments Corp.	62,647	2,046,051
Tech Data Corp. (I)	49,672	2,001,782
Trimble Navigation, Ltd. (I)	126,998	4,450,010
Vishay Intertechnology, Inc. (I)	198,919	1,925,536

		23,601,113
Internet Software & Services - 4.03%
Acxiom Corp. (I)	85,279	1,352,525
Alliance Data Systems Corp. (I)(L)	56,095	3,660,760
AOL, Inc. (I)	113,763	2,815,634
Broadridge Financial Solutions, Inc.	135,069	3,089,028
Convergys Corp. (I)	132,235	1,381,856
CoreLogic, Inc.	110,978	2,126,338
Digital River, Inc. (I)	42,246	1,438,054
DST Systems, Inc.	38,359	1,720,018
Equinix, Inc. (I)(L)	48,589	4,973,084
Gartner, Inc. (I)(L)	77,200	2,272,768
Global Payments, Inc.	84,958	3,643,849
Hewitt Associates, Inc. (I)	91,213	4,599,872
Lender Processing Services, Inc.	99,197	3,296,316
ManTech International Corp., Class A (I)	23,966	949,054
NeuStar, Inc., Class A (I)	79,965	1,987,930
Rackspace Hosting, Inc. (I)	97,039	2,521,073
SRA International, Inc., Class A (I)	45,495	897,161
ValueClick, Inc. (I)(L)	87,183	1,140,354

		43,865,674
Office Electronics - 0.19%
Zebra Technologies Corp., Class A (I)	60,408	2,032,125

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.75%
Atmel Corp. (I)	491,890	$3,915,444
Cree, Inc. (I)(L)	115,170	6,252,579
Fairchild Semiconductor International, Inc. (I)	132,926	1,249,504
Integrated Device Technology, Inc. (I)	168,996	988,627
International Rectifier Corp. (I)	74,948	1,580,653
Intersil Corp., Class A	131,962	1,542,636
Lam Research Corp. (I)	132,340	5,538,429
RF Micro Devices, Inc. (I)	290,910	1,786,187
Semtech Corp. (I)(L)	66,183	1,336,235
Silicon Laboratories, Inc. (I)(L)	47,566	1,743,294
Skyworks Solutions, Inc. (I)(L)	190,386	3,937,182

		29,870,770
Software - 4.04%
ACI Worldwide, Inc. (I)	35,548	795,920
Advent Software, Inc. (I)(L)	16,894	881,698
ANSYS, Inc. (I)	96,874	4,092,927
Cadence Design Systems, Inc. (I)	283,754	2,165,043
FactSet Research Systems, Inc. (L)	49,373	4,005,631
Fair Isaac Corp. (L)	44,453	1,096,211
Informatica Corp. (I)	98,632	3,788,455
Jack Henry & Associates, Inc.	91,555	2,334,653
Mentor Graphics Corp. (I)	116,508	1,231,490
MICROS Systems, Inc. (I)	85,375	3,613,924
Parametric Technology Corp. (I)	122,940	2,402,248
Quest Software, Inc. (I)	65,438	1,609,120
Rovi Corp. (I)(L)	109,939	5,542,025
Solera Holdings, Inc.	74,673	3,297,560
Synopsys, Inc. (I)	158,332	3,921,884
TIBCO Software, Inc. (I)	174,711	3,099,373

		43,878,162

		168,551,485
Materials - 6.44%
Chemicals - 3.41%
Albemarle Corp.	97,300	4,554,613
Ashland, Inc.	83,908	4,092,193
Cabot Corp.	69,633	2,267,947
Cytec Industries, Inc.	52,285	2,947,828
Intrepid Potash, Inc. (I)(L)	47,224	1,231,130
Lubrizol Corp.	71,941	7,623,588
Minerals Technologies, Inc.	19,785	1,165,732
NewMarket Corp.	10,582	1,202,962
Olin Corp. (L)	84,402	1,701,544
RPM International, Inc.	138,571	2,760,334
Sensient Technologies Corp.	52,927	1,613,744
The Scotts Miracle-Gro Company, Class A	49,239	2,547,133
Valspar Corp.	104,948	3,342,594

		37,051,342
Construction Materials - 0.34%
Martin Marietta Materials, Inc. (L)	48,517	3,734,353
Containers & Packaging - 1.60%
AptarGroup, Inc.	71,893	3,283,353
Greif, Inc., Class A	33,168	1,951,605
Packaging Corp. of America	110,440	2,558,895
Rock-Tenn Company, Class A	41,518	2,068,012
Silgan Holdings, Inc.	57,203	1,813,335
Sonoco Products Company (L)	107,279	3,587,410
Temple-Inland, Inc.	114,853	2,143,157

		17,405,767
Metals & Mining - 0.99%
Carpenter Technology Corp.	46,856	1,579,516
Commercial Metals Company	121,823	1,765,215

259

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Reliance Steel & Aluminum Company	79,151	$3,287,141
Steel Dynamics, Inc.	231,100	3,260,821
Worthington Industries, Inc.	61,078	918,002

		10,810,695
Paper & Forest Products - 0.10%
Louisiana-Pacific Corp. (I)(L)	137,706	1,042,434

		70,044,591
Telecommunication Services - 0.78%
Diversified Telecommunication Services - 0.33%
Cincinnati Bell, Inc. (I)	214,799	573,513
TW Telecom, Inc. (I)(L)	161,542	2,999,835

		3,573,348
Wireless Telecommunication Services - 0.45%
Syniverse Holdings, Inc. (I)	73,946	1,676,356
Telephone & Data Systems, Inc.	98,542	3,232,178

		4,908,534

		8,481,882
Utilities - 6.05%
Electric Utilities - 1.77%
Cleco Corp.	64,727	1,917,214
DPL, Inc. (L)	126,764	3,312,343
Great Plains Energy, Inc. (L)	144,485	2,730,767
Hawaiian Electric Industries, Inc. (L)	99,834	2,250,258
IDACORP, Inc.	51,352	1,844,564
NV Energy, Inc.	250,577	3,295,088
PNM Resources, Inc.	92,361	1,051,992
Westar Energy, Inc.	118,083	2,861,151

		19,263,377
Gas Utilities - 2.09%
AGL Resources, Inc.	83,054	3,185,951
Atmos Energy Corp.	96,082	2,810,399
Energen Corp.	76,606	3,502,426
National Fuel Gas Company	87,361	4,526,173
Questar Corp.	187,106	3,279,968
UGI Corp.	117,174	3,352,348
WGL Holdings, Inc.	54,191	2,047,336

		22,704,601
Independent Power Producers & Energy Traders - 0.05%
Dynegy, Inc. (I)	109,299	532,286
Multi-Utilities - 1.87%
Alliant Energy Corp. (L)	118,082	4,292,281
Black Hills Corp.	41,784	1,303,661
MDU Resources Group, Inc.	200,548	4,000,926
NSTAR (L)	110,399	4,344,201
OGE Energy Corp.	103,777	4,137,589
Vectren Corp.	86,703	2,243,007

		20,321,665
Water Utilities - 0.27%
Aqua America, Inc. (L)	146,286	2,984,234

		65,806,163

TOTAL COMMON STOCKS (Cost $970,992,543)		$1,065,888,147

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/2012; Strike Price: $12.21) (I)	935	47

TOTAL WARRANTS (Cost $0)		$47

SHORT-TERM INVESTMENTS - 24.89%

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement - 0.43%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $4,675,001 on 10/01/2010,
collateralized by $4,775,000 U.S. Treasury
Bills, Zero Coupon due 03/31/2011 (valued
at $4,770,225)	$4,675,000 $	4,675,000

Short-Term Securities* - 1.38%
Federal Home Loan Bank Discount Notes,
0.120%, 11/15/2010	$15,000,000	14,997,750

Securities Lending Collateral - 23.08%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	$25,073,787	250,958,520

TOTAL SHORT-TERM INVESTMENTS (Cost $270,621,742)		$270,631,270

Total Investments (Mid Cap Index Trust)
(Cost $1,241,614,285) - 122.91%		$1,336,519,464
Other assets and liabilities, net - (22.91%)		(249,145,393)

TOTAL NET ASSETS - 100.00%		$1,087,374,071

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.47%
Consumer Discretionary - 22.17%
Auto Components - 0.93%
Gentex Corp.	356,000	$6,945,560
Distributors - 1.31%
LKQ Corp. (I)	471,400	9,805,120
Diversified Consumer Services - 0.64%
Strayer Education, Inc. (L)	27,690	4,831,905
Hotels, Restaurants & Leisure - 1.61%
MGM Resorts International (I)(L)	401,240	4,525,987
The Cheesecake Factory, Inc. (I)(L)	286,420	7,581,537

		12,107,524
Household Durables - 4.01%
Jarden Corp.	312,344	9,723,269
MRV Engenharia e Participacoes SA	928,100	8,809,271
Tempur-Pedic International, Inc. (I)(L)	373,650	11,583,150

		30,115,690
Internet & Catalog Retail - 1.07%
NetFlix, Inc. (I)(L)	49,700	8,059,352
Leisure Equipment & Products - 1.02%
Brunswick Corp. (L)	504,600	7,680,012
Media - 0.98%
DreamWorks Animation SKG, Inc. (I)(L)	229,760	7,331,642
Multiline Retail - 1.33%
Family Dollar Stores, Inc.	225,440	9,955,430
Specialty Retail - 6.23%
Advance Auto Parts, Inc.	127,480	7,480,526
Bed Bath & Beyond, Inc. (I)	181,800	7,891,938
Dick’s Sporting Goods, Inc. (I)(L)	309,900	8,689,596
Ross Stores, Inc. (L)	209,400	11,437,428
Urban Outfitters, Inc. (I)(L)	94,800	2,980,512

260

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc. (L)	260,900	$8,270,530

		46,750,530
Textiles, Apparel & Luxury Goods - 3.04%
Coach, Inc.	191,000	8,205,360
Columbia Sportswear Company	69,500	4,061,580
Hanesbrands, Inc. (I)(L)	409,600	10,592,256

		22,859,196

		166,441,961
Consumer Staples - 2.11%
Food Products - 2.11%
Green Mountain Coffee Roasters, Inc. (I)(L)	507,230	15,820,504
Energy - 1.08%
Oil, Gas & Consumable Fuels - 1.08%
CONSOL Energy, Inc.	164,900	6,094,704
Karoon Gas Australia, Ltd. (I)	279,300	2,038,261

		8,132,965

		8,132,965
Financials - 4.95%
Capital Markets - 3.22%
Ameriprise Financial, Inc.	157,020	7,431,757
Invesco, Ltd.	523,700	11,118,151
SEI Investments Company	276,200	5,617,908

		24,167,816
Commercial Banks - 0.80%
BanColombia SA (L)	91,400	5,998,582
Diversified Financial Services - 0.06%
Great American Group, Inc. (I)	939,600	422,820
Insurance - 0.87%
Genworth Financial, Inc., Class A (I)	534,700	6,534,034

		37,123,252
Health Care - 14.60%
Biotechnology - 1.18%
Alkermes, Inc. (I)	183,799	2,692,655
Amylin Pharmaceuticals, Inc. (I)(L)	152,333	3,176,143
Regeneron Pharmaceuticals, Inc. (I)(L)	109,000	2,986,600

		8,855,398
Health Care Equipment & Supplies - 2.38%
Edwards Lifesciences Corp. (I)	137,900	9,246,195
Hologic, Inc. (I)	539,500	8,637,395

		17,883,590
Health Care Providers & Services - 1.55%
Coventry Health Care, Inc. (I)	278,200	5,989,646
Lincare Holdings, Inc. (L)	225,920	5,668,333

		11,657,979
Health Care Technology - 2.77%
Allscripts-Misys Healthcare Solutions, Inc. (I)	446,300	8,243,161
SXC Health Solutions Corp. (I)	343,490	12,527,080

		20,770,241
Life Sciences Tools & Services - 2.15%
Covance, Inc. (I)	88,700	4,150,273
Pharmaceutical Product Development, Inc.	484,000	11,998,360

		16,148,633
Pharmaceuticals - 4.57%
Auxilium Pharmaceuticals, Inc. (I)(L)	245,700	6,088,446
Mylan, Inc. (I)(L)	402,200	7,565,382

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Salix Pharmaceuticals, Ltd. (I)	125,000	$4,965,000
Shionogi & Company, Ltd.	338,200	6,194,376
Watson Pharmaceuticals, Inc. (I)	223,400	9,452,054

		34,265,258

		109,581,099
Industrials - 16.70%
Aerospace & Defense - 2.10%
BE Aerospace, Inc. (I)	254,200	7,704,802
Safran SA	287,017	8,086,829

		15,791,631
Air Freight & Logistics - 1.24%
Expeditors International of
Washington, Inc. (L)	200,800	9,282,984
Airlines - 1.06%
JetBlue Airways Corp. (I)(L)	1,190,400	7,963,776
Building Products - 0.72%
Lennox International, Inc. (L)	129,200	5,386,348
Commercial Services & Supplies - 1.57%
Corrections Corp. of America (I)	477,600	11,787,168
Construction & Engineering - 1.45%
Aecom Technology Corp. (I)	449,300	10,900,018
Electrical Equipment - 0.70%
Regal-Beloit Corp.	89,425	5,248,353
Machinery - 3.48%
Ingersoll-Rand PLC (L)	464,400	16,583,724
Navistar International Corp. (I)(L)	218,100	9,517,884

		26,101,608
Professional Services - 1.18%
Manpower, Inc.	169,700	8,858,340
Road & Rail - 2.67%
J.B. Hunt Transport Services, Inc.	210,800	7,314,760
Localiza Rent A Car SA	758,400	12,752,057

		20,066,817
Trading Companies & Distributors - 0.53%
United Rentals, Inc. (I)(L)	266,130	3,949,369

		125,336,412
Information Technology - 29.80%
Communications Equipment - 6.95%
AAC Acoustic Technology Holdings, Inc.	1,898,000	4,158,822
Acme Packet, Inc. (I)	214,000	8,119,160
Aruba Networks, Inc. (I)(L)	491,900	10,497,146
Finisar Corp. (I)(L)	370,300	6,957,937
Polycom, Inc. (I)	494,000	13,476,320
Riverbed Technology, Inc. (I)	196,900	8,974,702

		52,184,087
Computers & Peripherals - 1.41%
NetApp, Inc. (I)(L)	212,900	10,600,291
Electronic Equipment, Instruments & Components - 2.09%
Jabil Circuit, Inc. (L)	525,600	7,573,896
Sanmina-SCI Corp. (I)	672,420	8,122,834

		15,696,730
Internet Software & Services - 5.95%
Cognizant Technology Solutions
Corp., Class A (I)	138,330	8,918,135
Equinix, Inc. (I)(L)	83,900	8,587,165
Genpact, Ltd. (I)(L)	357,200	6,333,156

261

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
GSI Commerce, Inc. (I)(L)	414,000	$10,225,800
Teradata Corp. (I)	112,500	4,338,000
VistaPrint NV (I)	161,200	6,230,380

		44,632,636
Semiconductors & Semiconductor Equipment - 9.94%
Atheros Communications, Inc. (I)(L)	288,330	7,597,496
Broadcom Corp., Class A (L)	276,500	9,785,335
Cavium Networks, Inc. (I)(L)	314,600	9,047,896
Cypress Semiconductor Corp. (I)(L)	659,100	8,291,478
LSI Corp. (I)	1,182,500	5,392,200
Maxim Integrated Products, Inc.	411,800	7,622,418
OmniVision Technologies, Inc. (I)(L)	329,610	7,594,214
Power Integrations, Inc. (L)	160,400	5,099,116
Skyworks Solutions, Inc. (I)(L)	683,500	14,134,780

		74,564,933
Software - 3.46%
Citrix Systems, Inc. (I)	122,200	8,338,928
Concur Technologies, Inc. (I)(L)	157,700	7,796,688
Rovi Corp. (I)	195,400	9,850,114

		25,985,730

		223,664,407
Materials - 0.84%
Chemicals - 0.37%
Methanex Corp.	114,400	2,801,656
Metals & Mining - 0.47%
Vallar PLC (I)	245,857	3,540,117

		6,341,773
Telecommunication Services - 1.22%
Wireless Telecommunication Services - 1.22%
MetroPCS Communications, Inc. (I)(L)	874,800	9,150,410

TOTAL COMMON STOCKS (Cost $602,541,696)		$701,592,783

SHORT-TERM INVESTMENTS - 39.08%
Repurchase Agreement - 6.27%
Bank of New York Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.280% to
be repurchased at $47,100,366 on
10/01/2010, collateralized by
$47,800,085 Federal National Mortgage
Association, 7.000% due 10/01/2038 (valued
at $48,042,000, including interest)	$47,100,000	47,100,000
Securities Lending Collateral - 32.81%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	24,606,585	246,282,387

TOTAL SHORT-TERM INVESTMENTS (Cost $293,401,571)		$293,382,387

Total Investments (Mid Cap Stock Trust)
(Cost $895,943,267) - 132.55%		$994,975,170
Other assets and liabilities, net - (32.55%)		(244,343,465)

TOTAL NET ASSETS - 100.00%		$750,631,705

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.48%
Consumer Discretionary - 11.21%
Auto Components - 0.50%
The Goodyear Tire & Rubber Company (I)	61,608	$662,286
Automobiles - 0.17%
Ford Motor Company (I)(L)	19,079	233,527
Diversified Consumer Services - 1.21%
Apollo Group, Inc., Class A (I)	6,440	330,694
Capella Education Company (I)	2,209	171,463
Career Education Corp. (I)	17,437	374,372
Corinthian Colleges, Inc. (I)(L)	33,772	237,079
DeVry, Inc.	5,847	287,731
ITT Educational Services, Inc. (I)(L)	3,108	218,399

		1,619,738
Hotels, Restaurants & Leisure - 1.34%
Penn National Gaming, Inc. (I)(L)	45,638	1,351,341
Royal Caribbean Cruises, Ltd. (I)(L)	14,182	447,158

		1,798,499
Household Durables - 1.44%
D.R. Horton, Inc.	31,824	353,883
KB Home (L)	15,673	177,575
Mohawk Industries, Inc. (I)	12,110	645,463
Pulte Group, Inc. (I)(L)	36,012	315,465
Stanley Black & Decker, Inc.	7,156	438,520

		1,930,906
Leisure Equipment & Products - 1.18%
Hasbro, Inc.	35,603	1,584,690
Media - 1.79%
Liberty Media - Starz, Series A
(Tracking Stock) (I)	6,180	400,958
National CineMedia, Inc.	61,335	1,097,897
Regal Entertainment Group	67,833	889,969

		2,388,824
Multiline Retail - 2.17%
Macy’s, Inc.	78,539	1,813,466
Nordstrom, Inc.	29,224	1,087,133

		2,900,599
Specialty Retail - 0.47%
Abercrombie & Fitch Company, Class A (L)	16,130	634,232
Textiles, Apparel & Luxury Goods - 0.94%
VF Corp.	15,479	1,254,109

		15,007,410
Consumer Staples - 2.93%
Tobacco - 2.93%
Lorillard, Inc.	48,776	3,917,201
Energy - 11.26%
Energy Equipment & Services - 4.81%
Cameron International Corp. (I)	20,803	893,697
Helix Energy Solutions Group, Inc. (I)	119,016	1,325,838
McDermott International, Inc. (I)	101,631	1,502,106
Nabors Industries, Ltd. (I)	60,579	1,094,057
Noble Corp.	21,050	711,280
Oceaneering International, Inc. (I)	16,949	912,873
Schlumberger, Ltd.	1	62

		6,439,913
Oil, Gas & Consumable Fuels - 6.45%
Alpha Natural Resources, Inc. (I)	31,658	1,302,727
El Paso Corp.	77,872	964,055
Enbridge, Inc.	32,678	1,709,059

262

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	12,922	$465,967
Newfield Exploration Company (I)	29,206	1,677,593
Pioneer Natural Resources Company	20,437	1,329,018
QEP Resources, Inc.	7,987	240,728
Southwestern Energy Company (I)	10,240	342,426
Ultra Petroleum Corp. (I)	14,132	593,261

		8,624,834

		15,064,747
Financials - 17.92%
Capital Markets - 1.24%
Artio Global Investors, Inc.	20,182	308,785
Invesco, Ltd. (L)	63,382	1,345,600

		1,654,385
Commercial Banks - 2.66%
CIT Group, Inc. (I)	50,469	2,060,145
Fifth Third Bancorp	60,614	729,186
SunTrust Banks, Inc.	29,876	771,697

		3,561,028
Diversified Financial Services - 0.33%
PICO Holdings, Inc. (I)	14,975	447,154
Insurance - 9.58%
Aon Corp.	10,004	391,256
Assurant, Inc.	36,087	1,468,741
Axis Capital Holdings, Ltd.	33,616	1,107,311
Everest Re Group, Ltd.	19,094	1,651,058
Lincoln National Corp.	51,839	1,239,989
PartnerRe, Ltd.	18,530	1,485,735
Transatlantic Holdings, Inc.	13,352	678,549
XL Group PLC	221,793	4,804,036

		12,826,675
Real Estate Investment Trusts - 3.65%
AvalonBay Communities, Inc.	6,949	722,210
Boston Properties, Inc.	5,993	498,138
Equity Residential	16,955	806,549
Pebblebrook Hotel Trust (I)	14,417	259,650
ProLogis	80,970	953,827
Rayonier, Inc.	13,277	665,443
Ventas, Inc.	18,850	972,095

		4,877,912
Real Estate Management & Development - 0.46%
The St. Joe Company (I)(L)	24,622	612,349

		23,979,503
Health Care - 9.05%
Health Care Equipment & Supplies - 1.49%
Boston Scientific Corp. (I)	177,476	1,087,928
Hospira, Inc. (I)	15,967	910,279

		1,998,207
Health Care Providers & Services - 2.10%
CIGNA Corp.	57,804	2,068,227
Universal Health Services, Inc., Class B	19,010	738,729

		2,806,956
Life Sciences Tools & Services - 1.54%
Life Technologies Corp. (I)	44,159	2,061,784
Pharmaceuticals - 3.92%
Forest Laboratories, Inc. (I)	53,380	1,651,043
Mylan, Inc. (I)(L)	140,101	2,635,300

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (I)(L)	22,816	$965,345

		5,251,688

		12,118,635
Industrials - 15.43%
Aerospace & Defense - 1.09%
Goodrich Corp.	19,802	1,460,001
Airlines - 0.96%
AMR Corp. (I)(L)	14,539	91,160
Continental Airlines, Inc., Class B (I)(L)	13,735	341,177
Delta Air Lines, Inc. (I)	31,554	367,289
UAL Corp. (I)	10,120	239,136
US Airways Group, Inc. (I)(L)	25,943	239,973

		1,278,735
Building Products - 0.79%
A.O. Smith Corp.	18,317	1,060,371
Commercial Services & Supplies - 0.67%
Ritchie Brothers Auctioneers, Inc. (L)	43,412	901,667
Construction & Engineering - 3.18%
Chicago Bridge & Iron Company NV (I)	45,085	1,102,328
Fluor Corp.	13,224	654,985
Foster Wheeler AG (I)	31,688	775,088
Insituform Technologies, Inc., Class A (I)	7,380	178,448
Jacobs Engineering Group, Inc. (I)	21,210	820,827
KBR, Inc.	29,180	718,995

		4,250,671
Electrical Equipment - 3.16%
Babcock & Wilcox Company (I)	41,586	884,950
Cooper Industries PLC	47,920	2,344,726
Rockwell Automation, Inc.	16,250	1,003,113

		4,232,789
Machinery - 4.20%
AGCO Corp. (I)(L)	29,228	1,140,184
Eaton Corp.	24,442	2,016,221
Ingersoll-Rand PLC (L)	14,391	513,903
Parker Hannifin Corp.	12,318	862,999
Terex Corp. (I)	14,843	340,202
The Manitowoc Company, Inc. (L)	62,333	754,853

		5,628,362
Road & Rail - 1.38%
Con-way, Inc. (L)	6,886	213,397
Kansas City Southern (I)(L)	29,457	1,101,986
Knight Transportation, Inc. (L)	5,481	105,948
Landstar System, Inc.	4,153	160,389
Old Dominion Freight Lines, Inc. (I)(L)	5,536	140,725
Werner Enterprises, Inc. (L)	5,862	120,112

		1,842,557

		20,655,153
Information Technology - 10.45%
Communications Equipment - 0.70%
Brocade Communications Systems, Inc. (I)	62,331	364,013
Tellabs, Inc. (L)	76,032	566,438

		930,451
Computers & Peripherals - 0.73%
Seagate Technology PLC (I)	20,882	245,990
Western Digital Corp. (I)	25,885	734,875

		980,865

263

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 2.74%
Agilent Technologies, Inc. (I)	72,407	$2,416,222
Avnet, Inc. (I)	46,469	1,255,128

		3,671,350
IT Services - 0.56%
Computer Sciences Corp.	16,290	749,340
Semiconductors & Semiconductor Equipment - 2.75%
LSI Corp. (I)	496,819	2,265,495
Microchip Technology, Inc. (L)	21,966	690,831
NXP Semiconductor NV (I)(L)	58,732	727,689

		3,684,015
Software - 2.97%
Autodesk, Inc. (I)	28,242	902,897
BMC Software, Inc. (I)	33,625	1,361,140
Check Point Software Technologies, Ltd. (I)(L)	46,331	1,711,004

		3,975,041

		13,991,062
Materials - 9.44%
Chemicals - 5.69%
Agrium, Inc. (L)	16,135	1,209,964
Eastman Chemical Company	28,052	2,075,848
Huntsman Corp.	116,295	1,344,370
Lubrizol Corp.	15,191	1,609,790
PPG Industries, Inc.	18,858	1,372,862

		7,612,834
Construction Materials - 0.73%
Cemex SAB de CV, SADR (I)(L)	115,204	979,234
Metals & Mining - 1.92%
Cliffs Natural Resources, Inc.	8,608	550,223
Freeport-McMoRan Copper & Gold, Inc.	14,441	1,233,117
Steel Dynamics, Inc.	33,007	465,729
United States Steel Corp. (L)	7,107	311,571

		2,560,640
Paper & Forest Products - 1.10%
Domtar Corp.	7,240	467,559
Louisiana-Pacific Corp. (I)(L)	133,211	1,008,407

		1,475,966

		12,628,674
Telecommunication Services - 2.48%
Diversified Telecommunication Services - 1.75%
CenturyLink, Inc. (L)	15,929	628,558
Qwest Communications International, Inc. (L)	122,712	769,404
Windstream Corp.	76,695	942,582

		2,340,544
Wireless Telecommunication Services - 0.73%
Sprint Nextel Corp. (I)	212,580	984,245

		3,324,789
Utilities - 4.31%
Electric Utilities - 1.46%
Allegheny Energy, Inc.	27,723	679,768
Pepco Holdings, Inc. (L)	46,129	857,999
Pinnacle West Capital Corp. (L)	10,228	422,110

		1,959,877
Gas Utilities - 0.18%
Questar Corp.	13,410	235,077
Multi-Utilities - 2.67%
CenterPoint Energy, Inc.	42,541	668,745

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
DTE Energy Company	19,906	$914,283
Sempra Energy	17,689	951,668
Wisconsin Energy Corp.	17,994	1,040,049

		3,574,745

		5,769,699

TOTAL COMMON STOCKS (Cost $96,461,216)		$126,456,873

CONVERTIBLE BONDS - 0.39%
Consumer Discretionary - 0.39%
Automobiles - 0.39%
Ford Motor Company
4.250%, 11/15/2016	351,000	523,868

TOTAL CONVERTIBLE BONDS (Cost $351,000)		$523,868

CORPORATE BONDS - 2.09%
Financials - 2.09%
Capital Markets - 2.09%
Deutsche Bank AG/London
Zero Coupon 11/02/2010 (S)	3,673,000	2,790,745

TOTAL CORPORATE BONDS (Cost $3,673,000)		$2,790,745

SHORT-TERM INVESTMENTS - 14.64%
Repurchase Agreement - 0.19%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $257,000 on 10/01/2010,
collateralized by $260,000 Federal Home
Loan Bank, 0.360% due 03/22/2011 (valued
at $262,925, including interest)	$257,000	257,000
Securities Lending Collateral - 14.45%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	1,932,444	19,341,442

TOTAL SHORT-TERM INVESTMENTS (Cost $19,600,515)		$19,598,442

Total Investments (Mid Cap Value Equity Trust)
(Cost $120,085,731) - 111.60%		$149,369,928
Other assets and liabilities, net - (11.60%)		(15,525,822)

TOTAL NET ASSETS - 100.00%		$133,844,106

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.01%
Consumer Discretionary - 15.94%
Auto Components - 1.60%
BorgWarner, Inc. (I)(L)	182,900	$9,624,198
TRW Automotive Holdings Corp. (I)	31,200	1,296,672
Visteon Corp. (I)	18,500	1,017,500

		11,938,370
Diversified Consumer Services - 1.84%
Career Education Corp. (I)(L)	339,100	7,280,477
Weight Watchers International, Inc.	205,450	6,407,986

		13,688,463
Hotels, Restaurants & Leisure - 0.86%
International Game Technology	444,500	6,423,025

264

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 1.98%
Fortune Brands, Inc.	200,800	$9,885,384
Harman International Industries, Inc. (I)	101,100	3,377,751
Pulte Group, Inc. (I)(L)	166,300	1,456,788

		14,719,923
Internet & Catalog Retail - 0.89%
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	486,200	6,665,802
Leisure Equipment & Products - 1.61%
Mattel, Inc. (L)	386,800	9,074,328
Sankyo Company, Ltd.	55,200	2,926,446

		12,000,774
Media - 4.50%
DISH Network Corp.	215,200	4,123,232
Liberty Media - Starz, Series A
(Tracking Stock) (I)	53,500	3,471,080
Meredith Corp. (L)	256,581	8,546,713
Scholastic Corp. (L)	208,424	5,798,356
Scripps Networks Interactive, Inc., Class A	164,700	7,836,426
The Washington Post Company, Class B (L)	9,500	3,794,395

		33,570,202
Multiline Retail - 0.49%
Dollar General Corp. (I)(L)	123,800	3,621,150
Specialty Retail - 2.17%
Bed Bath & Beyond, Inc. (I)	25,900	1,124,319
CarMax, Inc. (I)(L)	110,400	3,075,744
The Gap, Inc.	484,300	9,027,352
Tiffany & Company	63,400	2,979,166

		16,206,581

		118,834,290
Consumer Staples - 7.73%
Beverages - 0.40%
Brown Forman Corp., Class B (L)	49,000	3,020,360
Food & Staples Retailing - 2.19%
Sysco Corp.	198,200	5,652,664
The Kroger Company	492,000	10,656,720

		16,309,384
Food Products - 2.91%
Campbell Soup Company	167,400	5,984,550
McCormick & Company, Inc.	127,800	5,372,712
The Hershey Company (L)	156,400	7,443,076
Tootsie Roll Industries, Inc. (L)	117,600	2,925,888

		21,726,226
Personal Products - 2.23%
Alberto-Culver Company	312,100	11,750,565
The Estee Lauder Companies,
Inc., Class A (L)	77,100	4,875,033

		16,625,598

		57,681,568
Energy - 8.15%
Energy Equipment & Services - 1.15%
Exterran Holdings, Inc. (I)(L)	164,922	3,745,379
Schlumberger, Ltd.	51,207	3,154,863
Weatherford International, Ltd. (I)	98,000	1,675,800

		8,576,042
Oil, Gas & Consumable Fuels - 7.00%
Arch Coal, Inc. (L)	183,633	4,904,837
Cimarex Energy Company	6,200	410,316

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
El Paso Corp.	578,600	$7,163,068
Hess Corp.	107,200	6,337,664
Marathon Oil Corp.	234,700	7,768,570
Murphy Oil Corp.	131,700	8,154,864
Nexen, Inc.	603,700	12,134,370
Suncor Energy, Inc.	85,900	2,796,045
The Williams Companies, Inc.	132,600	2,533,986

		52,203,720

		60,779,762
Financials - 22.65%
Capital Markets - 5.30%
E*TRADE Financial Corp. (I)	569,470	8,280,094
Federated Investors, Inc., Class B (L)	197,700	4,499,652
Greenhill & Company, Inc. (L)	106,509	8,448,294
Janus Capital Group, Inc. (L)	755,100	8,268,345
Northern Trust Corp. (L)	207,600	10,014,624

		39,511,009
Commercial Banks - 4.17%
CIT Group, Inc. (I)	214,000	8,735,480
Commerce Bancshares, Inc.	66,338	2,493,645
First Horizon National Corp. (I)(L)	426,229	4,863,276
KeyCorp	315,000	2,507,400
Marshall & Ilsley Corp. (L)	423,600	2,982,144
Valley National Bancorp (L)	57,419	740,705
Westamerica Bancorp. (L)	105,600	5,754,144
Wilmington Trust Corp. (L)	340,300	3,055,894

		31,132,688
Consumer Finance - 1.40%
Discover Financial Services	627,500	10,466,700
Insurance - 6.23%
Aon Corp. (L)	10,900	426,299
Arthur J. Gallagher & Company	75,000	1,977,750
Assured Guaranty, Ltd.	71,800	1,228,498
Axis Capital Holdings, Ltd.	91,200	3,004,128
Fidelity National Financial, Inc., Class A	475,000	7,462,250
First American Financial Corp.	501,100	7,486,434
Marsh & McLennan Companies, Inc. (L)	398,600	9,614,232
OneBeacon Insurance Group, Ltd.	120,600	1,723,374
The Allstate Corp.	184,000	5,805,200
The Progressive Corp.	306,200	6,390,394
The Travelers Companies, Inc.	25,917	1,350,276

		46,468,835
Real Estate Investment Trusts - 3.90%
Cousins Properties, Inc.	320,900	2,291,226
Federal Realty Investment Trust	7,800	636,948
Kimco Realty Corp.	405,600	6,388,200
SL Green Realty Corp. (L)	54,600	3,457,818
Starwood Property Trust, Inc.	91,800	1,824,066
Weingarten Realty Investors (L)	139,500	3,043,890
Weyerhaeuser Company	724,336	11,415,535

		29,057,683
Real Estate Management & Development - 1.15%
Forest City Enterprises, Inc., Class A (I)(L)	156,400	2,006,612
The St. Joe Company (I)(L)	265,100	6,593,037

		8,599,649
Thrifts & Mortgage Finance - 0.50%
Capitol Federal Financial (L)	43,700	1,079,390

265

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
MGIC Investment Corp. (I)(L)	283,800	$2,619,474

		3,698,864

		168,935,428
Health Care - 4.64%
Health Care Equipment & Supplies - 1.95%
Beckman Coulter, Inc. (L)	81,000	3,951,990
CareFusion Corp. (I)	31,100	772,524
Stryker Corp. (L)	82,700	4,139,135
Zimmer Holdings, Inc. (I)	109,000	5,703,970

		14,567,619
Health Care Providers & Services - 2.25%
Cardinal Health, Inc.	81,800	2,702,672
Healthsouth Corp. (I)(L)	607,270	11,659,584
Select Medical Holdings Corp. (I)	315,900	2,432,430

		16,794,686
Pharmaceuticals - 0.44%
Forest Laboratories, Inc. (I)	104,700	3,238,371

		34,600,676
Industrials - 8.05%
Aerospace & Defense - 0.61%
Raytheon Company (L)	100,300	4,584,713
Airlines - 2.19%
Delta Air Lines, Inc. (I)	153,100	1,782,084
Southwest Airlines Company	1,112,600	14,541,682

		16,323,766
Commercial Services & Supplies - 0.73%
Cintas Corp.	196,600	5,416,330
Industrial Conglomerates - 0.85%
Textron, Inc. (L)	306,800	6,307,808
Machinery - 1.22%
Harsco Corp.	82,700	2,032,766
WABCO Holdings, Inc. (I)	169,500	7,108,830

		9,141,596
Professional Services - 1.73%
Equifax, Inc.	52,800	1,647,360
Manpower, Inc.	154,900	8,085,780
Verisk Analytics, Inc., Class A (I)	112,300	3,145,523

		12,878,663
Road & Rail - 0.72%
Hertz Global Holdings, Inc. (I)(L)	506,400	5,362,776

		60,015,652
Information Technology - 7.21%
Communications Equipment - 1.26%
Harris Corp.	26,100	1,155,969
Motorola, Inc. (I)	967,000	8,248,510

		9,404,479
Electronic Equipment, Instruments & Components - 2.53%
AVX Corp.	224,200	3,098,444
Molex, Inc., Class A	399,900	6,990,252
Tyco Electronics, Ltd.	300,300	8,774,766

		18,863,462
Internet Software & Services - 0.34%
CoreLogic, Inc. (I)	132,400	2,536,784
IT Services - 1.06%
Automatic Data Processing, Inc.	10,800	453,924

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
Paychex, Inc.	197,900	$5,440,271
SAIC, Inc. (I)(L)	126,500	2,021,470

		7,915,665
Semiconductors & Semiconductor Equipment - 1.33%
ASML Holding NV -New York
Registered Shares (L)	81,283	2,416,544
National Semiconductor Corp.	49,900	637,223
Novellus Systems, Inc. (I)	257,300	6,839,034

		9,892,801
Software - 0.69%
CA, Inc.	105,600	2,230,272
Electronic Arts, Inc. (I)	177,200	2,911,396

		5,141,668

		53,754,859
Materials - 4.70%
Chemicals - 2.52%
International Flavors & Fragrances, Inc.	116,300	5,642,876
LyondellBasell Industries, Class A (I)	47,300	1,130,470
Nalco Holding Company	358,600	9,040,306
Sigma-Aldrich Corp. (L)	49,200	2,970,696

		18,784,348
Containers & Packaging - 0.79%
Temple-Inland, Inc.	314,100	5,861,106
Metals & Mining - 1.23%
Agnico Eagle Mines, Ltd.	64,400	4,574,332
Franco-Nevada Corp.	147,000	4,624,735

		9,199,067
Paper & Forest Products - 0.16%
Domtar Corp. (L)	18,883	1,219,464

		35,063,985
Telecommunication Services - 1.38%
Diversified Telecommunication Services - 0.26%
Hellenic Telecommunications Organization SA	44,300	318,108
Hellenic Telecommunications Organization
SA, SADR (L)	466,600	1,647,098

		1,965,206
Wireless Telecommunication Services - 1.12%
Telephone & Data Systems, Inc. (L)	92,500	3,034,000
Telephone & Data Systems, Inc. -
Special Shares	186,300	5,281,605

		8,315,605

		10,280,811
Utilities - 8.56%
Electric Utilities - 3.73%
Allegheny Energy, Inc.	476,300	11,678,876
American Electric Power Company, Inc.	86,200	3,123,026
Duke Energy Corp.	204,500	3,621,695
FirstEnergy Corp. (L)	25,100	967,354
Pepco Holdings, Inc. (L)	141,200	2,626,320
Pinnacle West Capital Corp.	51,800	2,137,786
PPL Corp.	134,000	3,648,820

		27,803,877
Independent Power Producers & Energy Traders - 3.66%
Calpine Corp. (I)(L)	473,100	5,890,095
Constellation Energy Group, Inc.	207,100	6,676,904
Mirant Corp. (I)	591,600	5,892,336
NRG Energy, Inc. (I)(L)	253,900	5,286,198

266

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Independent Power Producers & Energy Traders (continued)
RRI Energy, Inc. (I)	995,100	$3,532,605

		27,278,138
Multi-Utilities - 1.17%
NiSource, Inc. (L)	460,600	8,014,439
TECO Energy, Inc. (L)	43,000	744,760

		8,759,199

		63,841,214

TOTAL COMMON STOCKS (Cost $535,517,918)		$663,788,245

PREFERRED STOCKS - 0.29%
Financials - 0.18%
Insurance - 0.18%
Assured Guaranty, Ltd. 8.500%	18,650	1,342,800
Utilities - 0.11%
Electric Utilities - 0.11%
PPL Corp., 9.50%	15,000	856,350

TOTAL PREFERRED STOCKS (Cost $1,687,510)		$2,199,150

CONVERTIBLE BONDS - 2.21%
Financials - 0.21%
Capital Markets - 0.14%
Janus Capital Group, Inc.
3.250%, 07/15/2014	$884,000	1,007,760
Thrifts & Mortgage Finance - 0.07%
MGIC Investment Corp.
5.000%, 05/01/2017	497,000	542,351

		1,550,111
Industrials - 0.62%
Industrial Conglomerates - 0.35%
Textron, Inc., Series TXT
4.500%, 05/01/2013	1,517,000	2,586,485
Road & Rail - 0.27%
Hertz Global Holdings, Inc.
5.250%, 06/01/2014	1,382,000	2,029,813

		4,616,298
Materials - 0.66%
Metals & Mining - 0.66%
Alcoa, Inc.
5.250%, 03/15/2014	2,469,000	4,953,431
Telecommunication Services - 0.72%
Communications Equipment - 0.72%
Lucent Technologies, Inc.
2.875%, 06/15/2025	5,916,000	5,361,375

TOTAL CONVERTIBLE BONDS (Cost $14,175,397)		$16,481,215

SHORT-TERM INVESTMENTS - 30.03%
Short-Term Securities* - 8.41%
State Street Institutional U.S. Government
Money Market Fund, 0.1119% (Y)	$6,935,012	6,935,012
T. Rowe Price Prime Reserve Investment
Fund, 0.2943%	55,741,498	55,741,498

		62,676,510

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 21.62%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	$16,110,280	$161,244,571

TOTAL SHORT-TERM INVESTMENTS (Cost $223,933,126)		$223,921,081

Total Investments (Mid Value Trust)
(Cost $775,313,951) - 121.54%		$906,389,691
Other assets and liabilities, net - (21.54%)		(160,634,182)

TOTAL NET ASSETS - 100.00%		$745,755,509

Money Market Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 41.91%
Federal Home Loan Bank - 12.95%
0.410%, 09/16/2011	$100,000,000	$100,000,000
0.430%, 10/07/2011	100,000,000	100,000,000
0.500%, 07/29/2011	100,000,000	100,000,000
0.590%, 11/01/2010 (P)	130,000,000	129,999,987
0.160%, 10/15/2010 to 11/12/2010	120,025,000	120,014,418
Federal Home Loan Mortgage Corp. - 1.79%
0.140%, 10/25/2010	26,375,000	26,372,538
0.175%, 11/22/2010	49,495,000	49,482,489
Other - 12.58%
Bank of America Corp
1.116%, 12/02/2011 (J)(P)(R)	35,925,000	36,331,571
Citigroup Funding, Inc.
0.706%, 04/30/2012 (J)(P)(R)	75,000,000	75,000,000
Citigroup Funding, Inc.
0.805%, 04/30/2012 (J)(P)(R)	55,420,000	55,420,000
General Electric Capital Corp.
1.221%, 12/09/2011 (J)(P)(R)	223,315,000	225,964,794
JPMorgan Chase & Company
1.016%, 12/02/2011 (J)(P)(R)	75,000,000	75,712,461
Morgan Stanley
1.146%, 12/01/2011 (J)(P)(R)	64,975,000	65,689,963
U.S. Treasury Bills - 14.59%
0.140%, 12/30/2010	50,000,000	49,982,500
0.177%, 03/10/2011	50,000,000	49,960,556
0.180%, 02/24/2011	100,000,000	99,927,000
0.260%, 11/18/2010	150,000,000	149,948,000
0.285%, 01/13/2011	40,000,000	39,967,067
0.295%, 11/18/2010	50,000,000	49,980,333
0.320%, 11/18/2010	125,000,000	124,958,000
0.335%, 01/13/2011	55,100,000	55,046,675

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,779,758,352)		$1,779,758,352

COMMERCIAL PAPER - 55.30%
Bank of America Corp.
0.180%, 10/06/2010	99,850,000	99,847,504
Bank of Montreal
0.220%, 10/14/2010	50,000,000	49,996,028
Bank of Nova Scotia
0.230%, 10/08/2010	75,000,000	74,996,646
Bank of Nova Scotia
0.160%, 10/08/2010	50,000,000	49,998,444
Bank of Nova Scotia
0.150%, 10/04/2010	75,000,000	74,999,063
Barclays U.S. Funding LLC
0.150%, 10/06/2010	50,000,000	49,998,958
BNP Paribas Finance, Inc.
0.230%, 10/13/2010	51,370,000	51,366,062
BNP Paribas Finance, Inc.
0.230%, 10/14/2010	35,000,000	34,997,093
BNP Paribas Finance, Inc.
0.230%, 10/18/2010	50,000,000	49,994,569
BNP Paribas Finance, Inc.
0.200%, 10/06/2010	60,000,000	59,998,333

267

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
BTM Capital Corp.
0.360%, 10/15/2010	$14,870,000	$14,867,918
BTM Capital Corp.
0.340%, 10/07/2010	50,000,000	49,997,167
BTM Capital Corp.
0.340%, 10/20/2010	25,000,000	24,995,514
BTM Capital Corp.
0.330%, 10/01/2010	40,000,000	40,000,000
BTM Capital Corp.
0.330%, 10/08/2010	30,000,000	29,998,075
Campbell Soup Company
0.170%, 10/12/2010	26,730,000	26,728,612
Deutsche Bank Financial LLC
0.170%, 10/13/2010	100,000,000	99,994,333
Deutsche Bank Financial LLC
0.160%, 10/06/2010	46,660,000	46,658,963
Deutsche Bank Financial LLC
0.150%, 10/08/2010	28,455,000	28,454,170
General Electric Capital Corp.
0.200%, 10/18/2010	24,000,000	23,997,733
General Electric Capital Corp.
0.110%, 10/05/2010	100,000,000	99,998,778
Govco LLC
0.230%, 10/20/2010	74,000,000	73,991,017
International Bank for Reconstruction &
Development Discount Note
0.170%, 10/01/2010	100,000,000	100,000,000
International Bank for Reconstruction &
Development Discount Note
0.150%, 10/01/2010	75,000,000	75,000,000
International Business Machines Corp.
0.150%, 10/04/2010	27,240,000	27,239,660
International Business Machines Corp.
0.150%, 10/05/2010	21,590,000	21,589,640
Jupiter Securitization Company LLC
0.230%, 10/07/2010	21,730,000	21,729,167
Jupiter Securitization Company LLC
0.230%, 10/14/2010	43,812,000	43,808,361
Jupiter Securitization Company LLC
0.230%, 10/15/2010	49,700,000	49,695,555
Nestle Capital Corp.
0.190%, 10/05/2010	48,150,000	48,148,984
Nestle Capital Corp.
0.070%, 10/04/2010	100,000,000	99,999,417
PepsiCo, Inc.
0.180%, 11/19/2010	25,000,000	24,993,875
PepsiCo, Inc.
0.160%, 10/14/2010	100,000,000	99,994,222
Procter & Gamble International Funding SCA
0.180%, 10/13/2010	40,000,000	39,997,600
Societe Generale North America, Inc.
0.245%, 10/08/2010	50,000,000	49,997,618
Societe Generale North America, Inc.
0.240%, 10/15/2010	50,000,000	49,995,333
Societe Generale North America, Inc.
0.235%, 10/13/2010	50,000,000	49,996,083

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)
Societe Generale North America, Inc.
0.220%, 10/01/2010	$25,000,000	$25,000,000
Societe Generale North America, Inc.
0.210%, 10/01/2010	14,050,000	14,050,000
The Walt Disney Company
0.180%, 10/15/2010	25,000,000	24,998,250
UBS Finance (Delaware) LLC
0.205%, 10/20/2010	21,820,000	21,817,639
UBS Finance (Delaware) LLC
0.200%, 10/08/2010	20,410,000	20,409,206
UBS Finance (Delaware) LLC
0.200%, 10/20/2010	70,000,000	69,992,611
UBS Finance (Delaware) LLC
0.190%, 10/19/2010	68,840,000	68,833,460
Wal-Mart Stores, Inc.
0.200%, 10/04/2010	50,000,000	49,999,167
Wal-Mart Stores, Inc.
0.190%, 10/19/2010	20,000,000	19,998,100
Wal-Mart Stores, Inc.
0.180%, 10/07/2010	50,000,000	49,998,500
Wells Fargo & Company
0.080%, 10/01/2010	25,000,000	25,000,000

TOTAL COMMERCIAL PAPER (Cost $2,348,157,428)		$2,348,157,428

CORPORATE INTEREST-BEARING
OBLIGATIONS - 3.18%
Bank of Montreal
0.620%, 07/21/2011	85,000,000	85,000,000
Barclays Bank PLC
0.406%, 02/01/2011	50,000,000	50,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $135,000,000)		$135,000,000

Total Investments (Money Market Trust)
(Cost $4,262,915,780) - 100.39%		$4,262,915,780
Other assets and liabilities, net - (0.39%)		(16,542,297)

TOTAL NET ASSETS - 100.00%		$4,246,373,483

Money Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 44.39%
Federal Home Loan Bank - 13.37%
0.010%, 10/01/2010	$21,350,000	$21,350,000
0.410%, 09/16/2011	15,000,000	15,000,000
0.430%, 10/07/2011	15,000,000	15,000,000
0.500%, 07/29/2011	15,000,000	15,000,000
0.600%, 11/01/2010 (P)	20,000,000	19,999,998
Federal National Mortgage Association - 2.01%
0.710%, 10/22/2010 (P)	13,000,000	13,003,333
Other - 14.90%
Bank of America Corp.
1.116%, 12/02/2011 (J)(P)(R)	6,075,000	6,143,752
Citigroup Funding, Inc.
0.706%, 04/30/2012 (J)(P)(R)	15,000,000	15,000,000
General Electric Capital Corp.
1.222%, 12/09/2011 (J)(P)(R)	50,015,000	50,603,637
JPMorgan Chase & Company
1.016%, 12/02/2011 (J)(P)(R)	10,000,000	10,094,995
Morgan Stanley
1.147%, 12/01/2011 (J)(P)(R)	14,220,000	14,375,165
U.S. Treasury Bills - 14.11%
0.140%, 12/30/2010	10,000,000	9,996,500
0.177%, 03/10/2011	10,000,000	9,992,111
0.180%, 02/24/2011	15,000,000	14,989,050
0.260%, 11/18/2010	20,000,000	19,993,067
0.295%, 11/18/2010	10,000,000	9,996,066
0.320%, 11/18/2010	16,160,000	16,153,105

268

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
0.335%, 01/13/2011	$10,000,000	$9,990,322

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $286,681,101)		$286,681,101

COMMERCIAL PAPER - 50.85%
Bank of Nova Scotia
0.180%, 10/04/2010	30,000,000	29,999,550
Barclays US Funding LLC
0.150%, 10/01/2010	25,000,000	25,000,000
BNP Paribas Finance, Inc.
0.190%, 10/01/2010	30,000,000	30,000,000
BTM Capital Corp.
0.320%, 10/07/2010	30,000,000	29,998,400
Deutsche Bank Financial LLC
0.150%, 10/01/2010	30,000,000	30,000,000
Ei Du Pont De Nemours & Company
0.190%, 10/06/2010	30,000,000	29,999,208
General Electric Company
0.090%, 10/01/2010	30,000,000	30,000,000
International Bank for Reconstruction &
Development Discount Note
0.010%, 10/01/2010	30,000,000	30,000,000
International Business Machines Corp.
0.150%, 10/01/2010	30,000,000	30,000,000
Pepsico, Inc.
0.160%, 10/13/2010	25,000,000	24,998,667
Societe Generale North America, Inc.
0.225%, 10/05/2010	30,000,000	29,999,250
UBS Finance (Delaware) LLC
0.190%, 10/01/2010	8,415,000	8,415,000

TOTAL COMMERCIAL PAPER (Cost $328,410,075)		$328,410,075

CORPORATE INTEREST-BEARING
OBLIGATIONS - 3.10%
Bank of Montreal
07/21/2011	15,000,000	15,000,000
Barclays Bank PLC
02/01/2011	5,000,000	5,000,000

TOTAL CORPORATE INTEREST-BEARING
OBLIGATIONS (Cost $20,000,000)		$20,000,000

Total Investments (Money Market Trust B)
(Cost $635,091,176) - 98.34%		$635,091,176
Other assets and liabilities, net - 1.66%		10,745,137

TOTAL NET ASSETS - 100.00%		$645,836,313

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 87.36%
Consumer Discretionary - 6.64%
Automobiles - 0.63%
Daimler AG (I)	60,108	$3,813,570
Diversified Consumer Services - 0.24%
Hillenbrand, Inc.	69,359	1,491,912
Hotels, Restaurants & Leisure - 0.09%
Thomas Cook Group PLC	195,669	527,898
Household Durables - 0.53%
Stanley Black & Decker, Inc.	52,807	3,236,013
Leisure Equipment & Products - 1.16%
Mattel, Inc. (L)	301,525	7,073,777
Media - 3.99%
British Sky Broadcasting Group PLC	217,291	2,408,351
News Corp., Class A	524,056	6,844,171
Time Warner Cable, Inc.	57,126	3,084,233
Time Warner, Inc.	211,619	6,486,122
Virgin Media, Inc. (L)	239,682	5,517,480

		24,340,357

		40,483,527
Consumer Staples - 23.27%
Beverages - 4.48%
Carlsberg A/S	31,931	3,327,219
Pernod-Ricard SA	92,681	7,753,705
Brown Forman Corp., Class B (L)	37,501	2,311,562
Coca-Cola Enterprises, Inc.	135,677	4,205,987
Dr. Pepper Snapple Group, Inc.	156,953	5,574,971
PepsiCo, Inc.	62,840	4,175,090

		27,348,534
Food & Staples Retailing - 5.15%
Carrefour SA	67,334	3,626,450
CVS Caremark Corp.	545,494	17,166,696
The Kroger Company	330,724	7,163,482
Wal-Mart Stores, Inc.	64,954	3,476,338

		31,432,966
Food Products - 4.82%
Danone SA	19,024	1,139,275
Nestle SA	182,807	9,742,919
General Mills, Inc.	138,531	5,061,923
Kraft Foods, Inc., Class A	435,837	13,449,930

		29,394,047
Tobacco - 8.82%
Japan Tobacco, Inc.	1,113	3,711,581
British American Tobacco PLC	380,990	14,234,375
Imperial Tobacco Group PLC	345,810	10,319,861
Altria Group, Inc.	543,073	13,044,613
Lorillard, Inc.	44,546	3,577,489
Philip Morris International, Inc.	69,721	3,905,770
Reynolds American, Inc.	83,805	4,977,179

		53,770,868

		141,946,415
Energy - 6.29%
Energy Equipment & Services - 2.31%
Transocean, Ltd. (I)	110,016	7,072,929
Baker Hughes, Inc.	78,268	3,334,217
Exterran Holdings, Inc. (I)(L)	63,948	1,452,259
Pride International, Inc. (I)	76,444	2,249,747

		14,109,152

269

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 3.98%
Total SA	61,110	$3,152,015
BP PLC	392,820	2,685,483
Royal Dutch Shell PLC	257,444	7,787,816
Marathon Oil Corp.	265,319	8,782,059
Noble Energy, Inc.	24,714	1,855,774

		24,263,147

		38,372,299
Financials - 15.95%
Capital Markets - 2.38%
UBS AG Swiss Exchange (I)	252,743	4,298,889
Morgan Stanley	254,172	6,272,965
The Goldman Sachs Group, Inc.	27,170	3,928,239

		14,500,093
Commercial Banks - 3.62%
Intesa Sanpaolo SpA	594,624	1,936,786
Barclays PLC	1,263,744	5,934,249
Bond Street Holdings LLC, Class A (I)(S)	58,532	1,170,640
CIT Group, Inc. (I)	34,406	1,404,453
Guaranty Bancorp (I)	21,927	34,864
PNC Financial Services Group, Inc.	81,113	4,210,576
Wells Fargo & Company	293,610	7,378,419

		22,069,987
Diversified Financial Services - 1.99%
Deutsche Boerse AG	49,207	3,286,154
Bank of America Corp.	626,962	8,219,472
Cerberus Investors I LLC (I)	432,150	257,129
Cerberus Investors II LLC (I)	432,143	257,125
Cerberus Investors III LLC (I)	216,101	128,580

		12,148,460
Insurance - 4.30%
Zurich Financial Services AG	14,369	3,370,320
ACE, Ltd.	106,212	6,186,849
Alleghany Corp. (I)	8,730	2,645,452
Berkshire Hathaway, Inc., Class B (I)	37,780	3,123,650
CNO Financial Group, Inc. (I)	140,706	779,511
Old Republic International Corp. (L)	276,014	3,822,794
White Mountains Insurance Group, Ltd.	20,381	6,286,723

		26,215,299
Real Estate Investment Trusts - 2.87%
The Link	1,073,024	3,178,126
Alexander’s, Inc. (L)	13,593	4,292,398
Weyerhaeuser Company (L)	637,665	10,049,600

		17,520,124
Real Estate Management & Development - 0.79%
Canary Wharf Group PLC (I)	555,649	2,505,996
Forestar Group, Inc. (I)(L)	66,554	1,134,746
The St. Joe Company (I)(L)	48,379	1,203,186

		4,843,928

		97,297,891
Health Care - 9.09%
Biotechnology - 1.00%
Amgen, Inc. (I)	65,821	3,627,395
Genzyme Corp. (I)	35,210	2,492,516

		6,119,911
Health Care Equipment & Supplies - 1.42%
Alcon, Inc. (L)	16,594	2,767,713
Boston Scientific Corp. (I)	493,490	3,025,094

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Medtronic, Inc.	85,170	$2,860,009

		8,652,816
Health Care Providers & Services - 3.10%
Community Health Systems, Inc. (I)(L)	58,797	1,820,943
Tenet Healthcare Corp. (I)	1,109,444	5,236,576
UnitedHealth Group, Inc.	336,925	11,829,437

		18,886,956
Pharmaceuticals - 3.57%
Novartis AG	80,403	4,633,136
Eli Lilly & Company	274,650	10,032,965
Pfizer, Inc.	415,905	7,141,089

		21,807,190

		55,466,873
Industrials - 5.63%
Aerospace & Defense - 0.07%
GenCorp, Inc. (I)(L)	92,209	453,668
Air Freight & Logistics - 0.39%
TNT NV	88,934	2,392,912
Building Products - 0.61%
Owens Corning, Inc. (I)(L)	145,035	3,717,247
Electrical Equipment - 0.58%
Alstom SA	68,814	3,520,756
Industrial Conglomerates - 2.63%
Siemens AG	64,811	6,854,786
Orkla ASA	994,741	9,174,092

		16,028,878
Machinery - 0.19%
Ingersoll-Rand PLC	10,600	378,526
Federal Signal Corp.	140,014	754,675

		1,133,201
Marine - 1.16%
A P Moller Maersk A/S, Series A	852	7,081,029

		34,327,691
Information Technology - 9.14%
Communications Equipment - 0.86%
Motorola, Inc. (I)	613,662	5,234,537
Computers & Peripherals - 1.23%
Hewlett-Packard Company	178,485	7,508,864
Electronic Equipment, Instruments & Components - 0.62%
Tyco Electronics, Ltd.	128,830	3,764,413
Office Electronics - 1.56%
Xerox Corp.	919,614	9,518,005
Semiconductors & Semiconductor Equipment - 1.58%
LSI Corp. (I)(L)	1,113,097	5,075,722
Maxim Integrated Products, Inc.	248,096	4,592,257

		9,667,979
Software - 3.29%
Nintendo Company, Ltd.	13,665	3,415,077
McAfee, Inc. (I)	71,644	3,385,895
Microsoft Corp.	482,186	11,808,735
Symantec Corp. (I)	95,800	1,453,286

		20,062,993

		55,756,791

270

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Materials - 3.55%
Chemicals - 1.54%
Potash Corp. of Saskatchewan, Inc.	17,350	$2,499,094
Linde AG	52,777	6,884,403

		9,383,497
Paper & Forest Products - 2.01%
Domtar Corp.	50,279	3,247,017
International Paper Company	294,353	6,402,178
MeadWestvaco Corp.	108,391	2,642,573

		12,291,768

		21,675,265
Telecommunication Services - 3.70%
Diversified Telecommunication Services - 2.16%
Telefonica SA	329,745	8,180,262
Cable & Wireless Communications PLC	2,440,931	2,177,715
Cable & Wireless Worldwide	2,440,931	2,817,022

		13,174,999
Wireless Telecommunication Services - 1.54%
Vodafone Group PLC	3,786,598	9,373,593

		22,548,592
Utilities - 4.10%
Electric Utilities - 2.78%
Prime Infrastructure Group	534,996	2,261,004
E.ON AG	224,321	6,602,546
Entergy Corp.	35,773	2,737,708
Exelon Corp. (L)	125,695	5,352,093

		16,953,351
Independent Power Producers & Energy Traders - 0.71%
NRG Energy, Inc. (I)(L)	210,119	4,374,678
Multi-Utilities - 0.61%
GDF Suez	103,307	3,709,814

		25,037,843

TOTAL COMMON STOCKS (Cost $521,868,243)		$532,913,187

PREFERRED STOCKS - 1.13%
Consumer Discretionary - 1.13%
Automobiles - 1.13%
Volkswagen AG	57,184	6,912,766

TOTAL PREFERRED STOCKS (Cost $5,041,010)		$6,912,766

CORPORATE BONDS - 0.71%
Consumer Discretionary - 0.00%
Tropicana Entertainment LLC
9.625%, 12/15/2014 (H)	1,180,000	2,478
Financials - 0.71%
Cerberus Investors I LLC
12.000%, 07/31/2014 (H)	$337,200	200,634
Cerberus Investors II LLC
12.000%, 07/31/2014 (H)	337,200	200,634
Cerberus Investors III LLC
12.000%, 07/31/2014 (H)	168,600	100,317
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	3,898,950	3,839,289

		4,340,874

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 0.00%
Northwest Airlines, Inc., Escrow Certificates
- 01/16/2017 (H)(I)	$170,000	$0

TOTAL CORPORATE BONDS (Cost $4,676,913)		$4,343,352

TERM LOANS (M) - 4.19%
Consumer Discretionary - 0.46%
Charter Communications Operating LLC
7.250%, 03/06/2014	101,400	104,696
Six Flags Theme Parks, Inc.
9.250%, 12/31/2016	1,555,000	1,600,977
Smurfit-Stone Container Enterprises, Inc.
6.750%, 02/22/2016	1,091,265	1,096,721

		2,802,394
Financials - 1.67%
CIT Group, Inc.
6.250%, 08/11/2015	1,363,157	1,371,464
Realogy Corp.
13.500%, 10/15/2017	219,000	232,140
0.185%, 10/10/2013	795,356	705,547
3.257%, 10/10/2013	3,445,404	3,056,359
3.257%, 10/10/2013	4,639,640	4,115,746
5.679%, 10/10/2013	833,300	681,223

		10,162,479
Information Technology - 0.47%
First Data Corp.
3.006%, 09/24/2014	1,771,192	1,558,870
3.006%, 09/24/2014	334,517	294,248
3.006%, 09/24/2014	1,166,245	1,026,004

		2,879,122
Telecommunication Services - 0.72%
Avaya, Inc.
3.057%, 10/26/2014	4,961,382	4,395,164
Utilities - 0.87%
Boston Generating LLC
3.637%, 12/21/2013	5,761	5,503
2.768%, 12/21/2013	60,787	58,063
4.783%, 12/21/2013	359,147	343,050
Texas Competitive Electric Holdings
Company LLC
3.757%, 10/10/2014	2,020,442	1,567,526
3.757%, 10/10/2014	1,051,859	813,437
3.757%, 10/10/2014	324,167	251,409
3.757%, 10/10/2014	2,981,609	2,293,770

		5,332,758

TOTAL TERM LOANS (Cost $24,441,591)		$25,571,917

SHORT-TERM INVESTMENTS - 12.13%
Repurchase Agreement - 0.85%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $5,199,001 on 10/01/2010,
collateralized by $5,310,000 Federal Home
Loan Mortgage Corp., 0.100% due
06/01/2011 (valued at
$5,303,363 including interest)	$5,199,000	5,199,000
Short-Term Securities* - 5.69%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2010	9,000,000	9,000,000
U.S. Treasury Bill, 0.115%, 11/18/2010	5,000,000	4,999,120
U.S. Treasury Bill, 0.122%, 01/06/2011	3,000,000	2,998,932
U.S. Treasury Bill, 0.125%, 01/20/2011	2,000,000	1,999,186

271

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Short-Term Securities* (continued)
U.S. Treasury Bill, 0.135%, 10/21/2010	$5,000,000	$4,999,625
U.S. Treasury Bill, 0.140% 10/28/2010	2,700,000	2,699,722
U.S. Treasury Bill, 0.143%, 12/16/2010	5,000,000	4,998,660
U.S. Treasury Bill, 0.155%, 02/24/2011	3,000,000	2,998,176

		34,693,421
Securities Lending Collateral - 5.59%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	3,406,801	34,097,986

TOTAL SHORT-TERM INVESTMENTS (Cost $73,992,228)		$73,990,407

Total Investments (Mutual Shares Trust)
(Cost $630,019,985) - 105.52%		$643,731,629
Other assets and liabilities, net - (5.52%)		(33,687,710)

TOTAL NET ASSETS - 100.00%		$610,043,919

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.98%
Energy - 69.75%
Oil, Gas & Consumable Fuels - 69.75%
BG Group PLC	533,496	$9,380,808
BP PLC, SADR (L)	248,373	10,225,516
Bumi Resources Tbk PT	9,831,500	2,347,751
Cameco Corp.	53,500	1,487,122
Cameco Corp. (Toronto Stock Exchange) (L)	230,428	6,389,768
Canadian Natural Resources, Ltd.	232,939	8,057,439
Chesapeake Energy Corp. (L)	251,336	5,692,760
Chevron Corp.	71,400	5,786,970
China Shenhua Energy Company, Ltd.	1,223,500	5,045,700
CONSOL Energy, Inc.	170,962	6,318,756
Denbury Resources, Inc. (I)	132,400	2,103,836
Devon Energy Corp.	60,525	3,918,389
EnCana Corp.	187,708	5,671,923
ENI SpA, SADR (L)	242,900	10,488,422
EOG Resources, Inc.	96,748	8,994,662
EQT Corp.	89,906	3,242,010
Exxon Mobil Corp.	267,872	16,551,811
Gazprom OAO, SADR	365	7,647
Gazprom OAO, SADR (London Exchange)	212,753	4,476,854
Hess Corp.	78,263	4,626,909
MEG Energy Corp. (I)	70,500	2,456,434
Peabody Energy Corp.	85,599	4,195,207
PetroChina Company, Ltd., ADR (L)	30,896	3,596,912
Petroleo Brasileiro SA, ADR (L)	62,004	2,248,885
Reliance Industries, Ltd., ADR (S)	19,833	884,552
Reliance Industries, Ltd., GDR (S)	69,668	3,114,231
Repsol YPF SA, SADR (L)	214,058	5,507,712
Rosneft Oil Company, GDR (I)	608,548	4,068,874
Southwestern Energy Company (I)	188,700	6,310,128
Suncor Energy, Inc.	304,456	9,912,796
The Williams Companies, Inc.	106,200	2,029,482
Ultra Petroleum Corp. (I)	144,600	6,070,308

		171,210,574

		171,210,574
Materials - 27.23%
Metals & Mining - 27.23%
Alumina, Ltd.	2,742,563	4,798,239

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining (continued)
Anglo American PLC	139,003	$5,531,373
Anglo Platinum, Ltd. (I)	76,638	7,259,230
AngloGold Ashanti, Ltd. (L)	106,565	4,927,566
BHP Billiton PLC	84,871	2,709,915
First Quantum Minerals, Ltd.	31,700	2,410,851
Freeport-McMoRan Copper & Gold, Inc. (L)	67,700	5,780,903
Gold Fields, Ltd.	222,993	3,394,093
Kazakhmys PLC	116,791	2,671,961
Kinross Gold Corp.	280,800	5,276,232
Newcrest Mining, Ltd.	66,420	2,546,790
Rio Tinto PLC	126,551	7,430,964
Rio Tinto PLC, SADR (L)	95,400	5,602,842
Vale SA (L)	234,505	6,507,514

		66,848,473

		66,848,473

TOTAL COMMON STOCKS (Cost $228,752,132)		$238,059,047

WARRANTS - 1.40%
NMDC, Ltd. (Expiration date: 03/25/2015,
Strike Price: $990) (I)	591,938	3,443,812

TOTAL WARRANTS (Cost $3,917,410)		$3,443,812

SHORT-TERM INVESTMENTS - 20.48%
Repurchase Agreement - 1.39%
Bank of New York Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.280% to
be repurchased at $3,400,026 on
10/01/2010, collateralized by
$3,450,537 Federal National Mortgage
Association, 7.000% due 10/01/2038 (valued
at $3,468,000, including interest)	$3,400,000	3,400,000

SECURITIES LENDING COLLATERAL - 19.09%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	$4,682,862	46,869,826

TOTAL SHORT-TERM INVESTMENTS (Cost $50,272,387)		$50,269,826

Total Investments (Natural Resources Trust)
(Cost $282,941,929) - 118.86%		$291,772,685
Other assets and liabilities, net - (18.86%)		(46,296,752)

TOTAL NET ASSETS - 100.00%		$245,475,933

New Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 50.64%
U.S. Treasury Bond - 2.42%
4.625%, 02/15/2040	$59,580,000	$69,596,888
U.S. Treasury Notes - 15.34%
1.000%, 08/31/2011	66,000,000	66,435,732
1.250%, 11/30/2010	20,000,000	20,034,380
1.750%, 08/15/2012 (F)	141,795,000	145,351,897
2.250%, 05/31/2014	91,715,000	96,386,779
3.125%, 09/30/2013	61,090,000	65,585,857
4.000%, 08/15/2018	41,810,000	47,549,091

		441,343,736

272

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
U.S. Treasury Strips - 0.01%
8.125%, 05/15/2021	$220,000	$161,068
Federal Home Loan Bank - 0.05%
4.500%, 11/15/2012	825,000	892,823
5.250%, 06/18/2014	510,000	587,776

		1,480,599
Federal Home Loan Mortgage Corp. - 3.90%
2.704%, 07/01/2035 (P)	33,430	35,110
2.711%, 07/01/2035 (P)	64,642	67,895
2.863%, 02/01/2035 (P)	110,508	116,135
2.940%, 09/01/2032 (P)	3,716	3,898
4.000%, 09/01/2040	16,921,000	17,371,285
4.125%, 10/18/2010	2,400,000	2,404,433
4.500%, 11/01/2018 to 04/01/2040	60,810,073	63,569,945
4.613%, 06/01/2038 (P)	151,828	159,338
4.716%, 07/01/2038 (P)	224,249	236,248
4.816%, 01/01/2036 (P)	191,451	200,851
5.000%, 10/01/2018 to 04/01/2040	14,314,319	15,094,711
5.051%, 11/01/2035 to 03/01/2036 (P)	363,166	384,534
5.102%, 09/01/2035 (P)	98,161	103,585
5.125%, 07/15/2012	2,180,000	2,358,171
5.221%, 02/01/2037 (P)	182,576	193,525
5.339%, 04/01/2037 (P)	291,664	307,493
5.360%, 05/01/2037 (P)	92,467	97,233
5.385%, 02/01/2038 (P)	292,970	311,617
5.414%, 02/01/2037 (P)	456,541	483,892
5.417%, 01/01/2036 (P)	7,474	7,875
5.422%, 06/01/2037 (P)	429,902	455,159
5.500%, 03/01/2018 to 12/01/2034	865,064	934,333
5.517%, 10/01/2036 (P)	336,417	353,006
5.779%, 02/01/2037 (P)	68,646	72,654
5.899%, 01/01/2037 (P)	97,315	102,718
5.927%, 12/01/2036 (P)	328,207	350,566
5.987%, 11/01/2036 (P)	244,668	261,336
5.998%, 10/01/2036 (P)	359,914	384,433
6.000%, 06/15/2011 to 08/01/2038	3,835,164	4,099,618
6.085%, 10/01/2036 (P)	237,797	253,996
6.224%, 08/01/2036 (P)	321,414	343,310
6.500%, 05/01/2017 to 03/01/2037	983,597	1,086,855
7.000%, 02/01/2024 to 06/01/2032	23,539	26,147
7.500%, 05/01/2024 to 06/01/2024	2,706	3,063
10.500%, 05/01/2019	123	143

		112,235,111
Federal National Mortgage Association - 22.90%
1.952%, 10/01/2033 (P)	61,548	63,118
2.630%, 07/01/2035 (P)	53,103	55,540
2.870%, 11/01/2035 (P)	101,234	106,041
3.100%, 07/01/2027 (P)	1,026	1,054
3.875%, 07/12/2013	2,155,000	2,339,401
4.000%, 06/01/2025 to 10/01/2040	62,632,252	64,778,627
4.375%, 09/15/2012 to 10/15/2015	1,185,000	1,322,938
4.500%, 05/01/2019 to 09/01/2040	109,891,012	115,233,812
4.625%, 10/15/2014	660,000	748,446
4.714%, 09/01/2035 (P)	315,362	331,196
4.822%, 05/01/2038 (P)	138,898	147,111
4.831%, 04/01/2038 (P)	162,969	172,470
4.841%, 05/01/2038 (P)	320,602	337,914
4.871%, 05/01/2038 (P)	328,397	349,341
4.875%, 12/15/2016	350,000	408,610
4.912%, 08/01/2038 (P)	196,875	207,993
5.000%, 03/01/2018 to 07/01/2040	179,180,524	189,802,945
5.289%, 12/01/2035 (P)	17,543	18,695
5.305%, 12/01/2035 (P)	90,569	95,805

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.427%, 12/01/2035 (P)		$21,020	$22,354
5.434%, 07/01/2036 (P)		414,518	437,458
5.435%, 09/01/2037 (P)		106,835	112,274
5.444%, 06/01/2037 (P)		117,825	124,598
5.490%, 01/01/2019 (P)		742	784
5.500%, 07/01/2013 to 04/01/2040		163,155,940	174,410,862
5.504%, 01/01/2037 (P)		121,035	127,984
5.506%, 12/01/2035 (P)		36,139	38,460
5.751%, 08/01/2037 (P)		124,966	131,188
5.911%, 12/01/2036 (P)		165,786	175,526
5.991%, 09/01/2036 (P)		162,128	173,173
6.000%, 05/15/2011 to 10/01/2039		84,996,099	91,659,430
6.043%, 08/01/2036 (P)		251,332	263,311
6.500%, 06/01/2013 to 11/01/2037		13,000,412	14,283,161
7.000%, 12/01/2029 to 04/01/2037		69,299	76,150

			658,557,770
Government National Mortgage Association - 4.14%
3.612%, 11/16/2027		800,785	807,953
4.000%, 09/15/2018 to 09/20/2040		1,090,281	1,138,216
4.500%, 01/15/2019 to 06/20/2040		35,044,687	37,018,253
5.000%, 01/15/2019 to 07/20/2040		21,452,045	22,992,460
5.500%, 02/15/2029 to 12/20/2039		24,621,759	26,589,996
6.000%, 11/15/2012 to 07/20/2039		20,866,968	22,752,999
6.500%, 12/15/2014 to 09/15/2038		5,367,569	5,956,688
7.000%, 04/15/2017 to 10/20/2036		1,710,140	1,904,879
9.250%, 10/15/2016 to 12/15/2019		3,708	4,256
9.750%, 07/15/2017 to 02/15/2021		4,734	5,527
10.250%, 11/15/2020		1,800	2,160
11.750%, 08/15/2013		794	885
12.000%, 12/15/2012		79	86
12.250%, 03/15/2014 to 07/20/2015		895	1,042
12.750%, 12/20/2013 to 11/20/2014		892	1,038

			119,176,438
Treasury Inflation Protected Securities (D) - 1.88%
1.250%, 07/15/2020		25,471,082	26,734,677
0.500%, 04/15/2015		26,698,975	27,429,031

			54,163,708

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $1,422,646,592)			$1,456,715,318

FOREIGN GOVERNMENT
OBLIGATIONS - 3.21%
Bermuda - 0.04%
Government of Bermuda
5.603%, 07/20/2020 (S)		1,000,000	1,081,000
Brazil - 0.81%
Federative Republic of Brazil
4.875%, 01/22/2021		1,000,000	1,097,500
5.625%, 01/07/2041		3,450,000	3,786,375
10.000%, 01/01/2017	BRL	3,026,000	1,698,495
Notas do Tesouro Nacional , Series F
10.000%, 01/01/2021		30,637,000	16,678,207

			23,260,577
Canada - 1.46%
Government of Canada
3.500%, 06/01/2020	CAD	33,105,000	34,176,432
Province of Ontario
5.450%, 04/27/2016		$6,600,000	7,792,660

			41,969,092

273

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Chile - 0.06%
Republic of Chile
3.875%, 08/05/2020		$1,820,000	$1,888,959
Lithuania - 0.08%
Republic of Lithuania
6.750%, 01/15/2015 (S)		2,055,000	2,227,932
Mexico - 0.37%
Government of Mexico
5.625%, 01/15/2017		4,100,000	4,690,400
8.500%, 11/18/2038	MXN	66,000,000	6,106,296

			10,796,696
Poland - 0.08%
Republic of Poland
3.875%, 07/16/2015		$2,190,000	2,278,640
South Africa - 0.20%
Republic of South Africa
5.500%, 03/09/2020		3,715,000	4,157,538
6.500%, 06/02/2014		1,360,000	1,547,000

			5,704,538
Sweden - 0.10%
Svensk Exportkredit AB
5.125%, 03/01/2017		2,420,000	2,808,553
United Arab Emirates - 0.01%
Mubadala Development Company
5.750%, 05/06/2014 (S)		350,000	382,920

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $85,980,884)			$92,398,907

CORPORATE BONDS - 30.13%
Consumer Discretionary - 2.71%
ACE Hardware Corp.
9.125%, 06/01/2016 (S)		1,175,000	1,254,313
Advance Auto Parts, Inc.
5.750%, 05/01/2020		1,485,000	1,601,654
British Sky Broadcasting Group PLC
6.100%, 02/15/2018 (S)		3,390,000	3,917,230
9.500%, 11/15/2018 (S)		590,000	805,515
Cinemark USA, Inc.
8.625%, 06/15/2019		350,000	372,750
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		157,000	182,335
Comcast Cable Communications, Inc.
6.750%, 01/30/2011		225,000	229,371
Comcast Corp.
5.700%, 05/15/2018		2,115,000	2,420,571
COX Communications, Inc.
6.250%, 06/01/2018 (S)		1,600,000	1,844,648
8.375%, 03/01/2039 (S)		2,615,000	3,510,436
CSC Holdings LLC
8.500%, 04/15/2014		975,000	1,073,719
Daimler Finance North America LLC
6.500%, 11/15/2013		2,930,000	3,351,656
DirecTV Holdings LLC
3.550%, 03/15/2015		2,015,000	2,092,257
5.875%, 10/01/2019		1,815,000	2,059,706
6.375%, 06/15/2015		275,000	284,625
7.625%, 05/15/2016		325,000	362,375
Discovery Communications LLC
5.625%, 08/15/2019		1,325,000	1,492,672
DISH DBS Corp.
7.750%, 05/31/2015		3,000,000	3,198,750

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Education Management Corp.
10.250%, 06/01/2016	$56,000	$57,680
Grupo Televisa SA
6.625%, 01/15/2040	1,865,000	2,121,301
Historic TW, Inc.
6.875%, 06/15/2018	4,270,000	5,170,628
Home Depot, Inc.
5.200%, 03/01/2011	165,000	168,096
5.400%, 03/01/2016	1,135,000	1,292,908
Hyatt Hotels Corp.
5.750%, 08/15/2015 (S)	4,020,000	4,336,981
JC Penney Company, Inc.
5.650%, 06/01/2020	3,815,000	3,886,531
9.000%, 08/01/2012	370,000	407,925
Lamar Media Corp.
6.625%, 08/15/2015	525,000	537,469
Lennar Corp.
5.600%, 05/31/2015	65,000	61,263
5.950%, 10/17/2011	25,000	25,313
Limited Brands, Inc.
7.000%, 05/01/2020	1,325,000	1,431,000
Mattel, Inc.
4.350%, 10/01/2020	760,000	767,969
MDC Holdings, Inc.
5.375%, 12/15/2014	55,000	56,817
5.625%, 02/01/2020	1,560,000	1,532,712
News America, Inc.
6.150%, 03/01/2037	3,620,000	3,897,839
6.400%, 12/15/2035	1,795,000	1,990,603
7.850%, 03/01/2039	190,000	242,630
Nordstrom, Inc.
4.750%, 05/01/2020	1,435,000	1,535,172
6.750%, 06/01/2014	100,000	117,284
Omnicom Group, Inc.
4.450%, 08/15/2020	575,000	591,153
6.250%, 07/15/2019	1,655,000	1,945,666
Pulte Homes, Inc.
5.200%, 02/15/2015	75,000	72,563
QVC, Inc.
7.500%, 10/01/2019 (S)	400,000	418,000
Speedway Motorsports, Inc.
6.750%, 06/01/2013	180,000	181,800
8.750%, 06/01/2016	200,000	216,000
Stanley Black & Decker, Inc.
5.200%, 09/01/2040	1,735,000	1,734,791
Starwood Hotels & Resorts
Worldwide, Inc.
7.875%, 10/15/2014	625,000	700,000
TCM Sub LLC
3.550%, 01/15/2015 (S)	2,865,000	2,989,802
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016	1,475,000	1,670,438
Time Warner Cable, Inc.
3.500%, 02/01/2015	4,240,000	4,451,674
5.400%, 07/02/2012	825,000	883,817
7.500%, 04/01/2014	720,000	848,807
8.250%, 02/14/2014	690,000	823,654
Unitymedia Hessen GmbH &
Company KG
8.125%, 12/01/2017 (S)	500,000	520,000
Whirlpool Corp.
6.125%, 06/15/2011	135,000	139,674

		77,880,543

274

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples - 1.79%
Altria Group, Inc.
4.125%, 09/11/2015	$5,590,000	$5,997,684
8.500%, 11/10/2013	3,615,000	4,329,046
9.250%, 08/06/2019	1,280,000	1,715,790
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/2014 to 01/15/2020 (S)	4,445,000	5,013,744
BAT International Finance PLC
8.125%, 11/15/2013 (S)	1,155,000	1,360,225
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	1,365,000	1,649,832
Bunge NA Finance LP
5.900%, 04/01/2017	870,000	942,674
Coca-Cola Bottling Company
5.000%, 11/15/2012	590,000	631,052
Coca-Cola Femsa SAB de CV
4.625%, 02/15/2020	1,850,000	1,987,461
Delhaize Group SA
6.500%, 06/15/2017	2,045,000	2,438,820
General Mills, Inc.
11.973%, 10/15/2010	280,000	297,734
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)	4,840,000	5,051,740
Kellogg Company
4.250%, 03/06/2013	770,000	825,964
Kraft Foods, Inc.
6.500%, 02/09/2040	4,475,000	5,239,625
McCormick & Company, Inc.
5.800%, 07/15/2011	120,000	124,899
Novasep Holding SAS
9.750%, 12/15/2016 (S)	175,000	134,750
PepsiCo, Inc.
5.500%, 01/15/2040	3,230,000	3,698,860
Philip Morris International, Inc.
4.500%, 03/26/2020	4,000,000	4,363,996
Reynolds American, Inc.
7.250%, 06/01/2013	1,240,000	1,393,172
The Kroger Company
5.400%, 07/15/2040	1,715,000	1,782,458
Tyson Foods, Inc.
10.500%, 03/01/2014	750,000	902,813
Wal-Mart Stores, Inc.
2.875%, 04/01/2015	1,630,000	1,725,864

		51,608,203
Energy - 3.02%
Apache Corp.
5.100%, 09/01/2040	4,490,000	4,496,154
Arch Western Finance LLC
6.750%, 07/01/2013	47,000	47,529
Boardwalk Pipelines LP
5.750%, 09/15/2019	415,000	460,255
BP Capital Markets PLC
3.125%, 10/01/2015	2,800,000	2,815,999
Buckeye Partners LP
5.500%, 08/15/2019	2,465,000	2,696,113
Canadian Natural Resources, Ltd.
5.150%, 02/01/2013	275,000	297,522
6.250%, 03/15/2038	475,000	545,921
6.450%, 06/30/2033	65,000	74,427
Chesapeake Energy Corp.
9.500%, 02/15/2015	1,000,000	1,157,500
Colorado Interstate Gas Company
5.950%, 03/15/2015	125,000	138,860
Complete Production Services, Inc.
8.000%, 12/15/2016	1,450,000	1,493,500

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Concho Resources, Inc.
8.625%, 10/01/2017	$500,000	$530,000
ConocoPhillips
5.750%, 02/01/2019	530,000	635,747
DCP Midstream LLC
9.700%, 12/01/2013 (S)	740,000	906,858
Devon Energy Corp.
5.625%, 01/15/2014	400,000	449,406
Devon Financing Corp.
6.875%, 09/30/2011	540,000	571,275
Diamond Offshore Drilling, Inc.
5.700%, 10/15/2039	1,880,000	1,962,165
5.875%, 05/01/2019	200,000	228,541
El Paso Corp.
12.000%, 12/12/2013	1,175,000	1,436,438
El Paso Natural Gas Company
5.950%, 04/15/2017	98,000	107,884
Enbridge Energy Partners LP
5.200%, 03/15/2020	465,000	505,887
5.500%, 09/15/2040	1,645,000	1,644,939
EnCana Corp.
5.900%, 12/01/2017	425,000	496,103
6.500%, 05/15/2019 to 08/15/2034	2,115,000	2,480,483
Energy Transfer Equity LP
7.500%, 10/15/2020	3,325,000	3,499,563
Enterprise Products Operating LLC
5.250%, 01/31/2020	435,000	470,945
5.900%, 04/15/2013	330,000	363,116
6.300%, 09/15/2017	220,000	253,754
7.550%, 04/15/2038	520,000	647,733
9.750%, 01/31/2014	135,000	165,362
EOG Resources, Inc.
5.875%, 09/15/2017	500,000	588,849
Gaz Capital for Gazprom
8.625%, 04/28/2034	2,365,000	3,003,550
Gaz Capital SA
7.288%, 08/16/2037	140,000	155,834
Gulfstream Natural Gas System LLC
6.950%, 06/01/2016 (S)	130,000	155,774
Hess Corp.
6.000%, 01/15/2040	2,325,000	2,554,385
7.875%, 10/01/2029	1,724,000	2,231,742
8.125%, 02/15/2019	290,000	381,298
Inergy LP/Inergy Finance Corp.
7.000%, 10/01/2018 (S)	1,775,000	1,819,375
Kinder Morgan Finance Company
5.700%, 01/05/2016	440,000	453,750
Kinder Morgan, Inc.
6.500%, 09/01/2012	139,000	147,166
Magellan Midstream Partners LP
6.550%, 07/15/2019	355,000	424,042
Marathon Oil Corp.
5.900%, 03/15/2018	580,000	669,458
6.500%, 02/15/2014	265,000	304,372
6.600%, 10/01/2037	3,330,000	3,947,702
Motiva Enterprises LLC
6.850%, 01/15/2040 (S)	955,000	1,144,604
Nabors Industries, Inc.
9.250%, 01/15/2019	2,170,000	2,776,719
Northwest Pipeline Corp.
5.950%, 04/15/2017	60,000	69,516
NuStar Logistics LP
4.800%, 09/01/2020	2,290,000	2,313,191
7.650%, 04/15/2018	185,000	224,583

275

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Pemex Project Funding Master Trust
5.750%, 03/01/2018	$2,645,000	$2,898,391
Petrobras International Finance Company
5.750%, 01/20/2020	1,805,000	1,997,926
5.875%, 03/01/2018	2,680,000	2,977,638
7.875%, 03/15/2019	2,366,000	2,950,262
Petroleos Mexicanos
5.500%, 01/21/2021	985,000	1,047,251
6.625%, 06/15/2035 (S)	2,340,000	2,525,653
8.000%, 05/03/2019	200,000	248,000
Plains All American Pipeline LP
4.250%, 09/01/2012	295,000	307,650
5.750%, 01/15/2020	765,000	844,759
6.500%, 05/01/2018	1,315,000	1,517,815
Plains Exploration & Production Company
7.000%, 03/15/2017	125,000	128,125
Pride International, Inc.
8.500%, 06/15/2019	200,000	232,000
Rowan Companies, Inc.
5.000%, 09/01/2017	2,495,000	2,585,163
7.875%, 08/01/2019	360,000	429,661
SeaRiver Maritime, Inc.
zero coupon, 09/01/2012	475,000	453,480
Shell International Finance BV
6.375%, 12/15/2038	440,000	557,708
Smith International, Inc.
8.625%, 03/15/2014	100,000	121,895
Southeast Supply Header LLC
4.850%, 08/15/2014 (S)	440,000	467,116
Southern Natural Gas Company
5.900%, 04/01/2017 (S)	98,000	107,557
Swift Energy Company
8.875%, 01/15/2020	250,000	260,313
The Premcor Refining Group, Inc.
6.750%, 02/01/2011	110,000	112,011
Valero Energy Corp.
6.125%, 06/15/2017	520,000	575,103
9.375%, 03/15/2019	150,000	191,559
Weatherford International, Ltd.
6.750%, 09/15/2040	2,095,000	2,183,568
9.625%, 03/01/2019	2,035,000	2,654,696
Williams Partners LP
6.300%, 04/15/2040	2,365,000	2,606,355
Woodside Finance, Ltd.
4.500%, 11/10/2014 (S)	750,000	805,028
YPF Sociedad Anonima
10.000%, 11/02/2028	165,000	181,500

		86,914,072
Financials - 14.26%

6.450%, 08/15/2040	4,000,000	4,164,764
6.900%, 12/17/2039	1,325,000	1,459,558
8.500%, 05/15/2019	1,865,000	2,373,095
AMB Property LP
4.500%, 08/15/2017	2,665,000	2,693,707
6.625%, 12/01/2019	1,825,000	2,027,334
Ameriprise Financial, Inc.
7.300%, 06/28/2019	530,000	656,904
AvalonBay Communities, Inc.
4.950%, 03/15/2013	55,000	59,187
6.100%, 03/15/2020	1,065,000	1,233,326
6.625%, 09/15/2011	112,000	117,259
BAC Capital Trust VI
5.625%, 03/08/2035	3,098,000	2,912,194

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
5.625%, 07/01/2020	$8,355,000	$8,828,720
5.650%, 05/01/2018	23,495,000	24,893,070
5.750%, 08/15/2016	205,000	220,310
6.500%, 08/01/2016	875,000	984,333
7.375%, 05/15/2014	4,400,000	5,058,781
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015 (S)	1,390,000	1,498,328
Bank One Corp.
5.250%, 01/30/2013	180,000	194,012
Barclays Bank PLC
5.125%, 01/08/2020	3,205,000	3,465,092
5.200%, 07/10/2014	510,000	565,593
6.750%, 05/22/2019	380,000	451,579
BB&T Capital Trust II
6.750%, 06/07/2036	2,160,000	2,274,687
Berkshire Hathaway Finance Corp.
4.600%, 05/15/2013	425,000	463,224
Boardwalk Pipelines LP
5.500%, 02/01/2017	320,000	349,882
BPCE SA
2.375%, 10/04/2013 (S)	4,320,000	4,321,555
BRE Properties, Inc.
5.200%, 03/15/2021	1,230,000	1,252,513
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041	2,605,000	2,596,906
Capital One Capital IV (6.745% to
02/17/2032, then 1 month LIBOR
+ 1.170%)
02/17/2037	425,000	422,875
Capital One Financial Corp.
7.375%, 05/23/2014	320,000	373,674
Citigroup, Inc.
5.375%, 08/09/2020	4,825,000	4,992,099
5.500%, 04/11/2013 to 10/15/2014	8,945,000	9,701,419
5.850%, 07/02/2013	590,000	638,161
6.125%, 05/15/2018	10,200,000	11,128,322
6.500%, 08/19/2013	3,635,000	4,016,446
8.500%, 05/22/2019	950,000	1,174,524
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	2,717,418
Commonwealth Bank of Australia
3.500%, 03/19/2015 (S)	3,465,000	3,638,600
3.750%, 10/15/2014 (S)	2,050,000	2,191,442
Credit Suisse AG
5.400%, 01/14/2020	2,905,000	3,098,932
Credit Suisse/New York
5.500%, 05/01/2014	3,195,000	3,580,135
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)	2,628,000	2,902,813
Diamond Offshore Drilling, Inc.
4.875%, 07/01/2015	220,000	244,767
5.150%, 09/01/2014	375,000	417,436
Discover Bank
8.700%, 11/18/2019	1,500,000	1,769,931
Discover Financial Services
10.250%, 07/15/2019	445,000	570,080
E*Trade Financial Corp.
7.875%, 12/01/2015	675,000	659,813
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	3,300,000	3,524,710
ERP Operating LP
5.250%, 09/15/2014	200,000	221,250
Federal Realty Investment Trust
5.900%, 04/01/2020	720,000	800,670

276

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp
6.250%, 05/01/2013	$1,655,000	$1,812,452
8.250%, 03/01/2038	1,900,000	2,258,980
Ford Motor Credit Company LLC
8.125%, 01/15/2020	500,000	574,533
General Electric Capital Corp.
5.625%, 05/01/2018	2,945,000	3,268,879
5.875%, 01/14/2038	695,000	705,856
5.900%, 05/13/2014	1,890,000	2,141,325
6.000%, 08/07/2019	10,110,000	11,375,620
Genworth Financial, Inc.
7.700%, 06/15/2020	685,000	725,274
8.625%, 12/15/2016	1,275,000	1,438,191
Graham Packaging Company LP
0.010%, 12/31/2016	550,000	553,323
HBOS PLC
6.000%, 11/01/2033 (S)	390,000	297,157
Health Care REIT, Inc.
4.700%, 09/15/2017	2,720,000	2,748,699
Hospitality Properties Trust
7.875%, 08/15/2014	235,000	264,453
HSBC Bank USA NA
4.875%, 08/24/2020	2,455,000	2,560,565
HSBC Bank USA, Inc.
4.625%, 04/01/2014	100,000	107,191
HSBC Holdings PLC
6.500%, 05/02/2036	2,375,000	2,644,192
Hyundai Capital Services, Inc.
6.000%, 05/05/2015 (S)	650,000	709,609
International Lease Finance Corp.
5.300%, 05/01/2012	480,000	481,200
6.625%, 11/15/2013	695,000	696,738
Intesa Sanpaolo SpA
3.625%, 08/12/2015 (S)	2,665,000	2,697,492
Janus Capital Group, Inc.
6.950%, 06/15/2017	625,000	652,988
Jefferies Group, Inc.
5.875%, 06/08/2014	176,000	192,038
8.500%, 07/15/2019	2,220,000	2,577,662
JPMorgan Chase & Company
2.125%, 12/26/2012	55,000	56,796
3.700%, 01/20/2015	7,500,000	7,925,610
4.650%, 06/01/2014	5,565,000	6,093,491
6.000%, 01/15/2018	11,495,000	13,127,049
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	5,565,000	5,712,005
JPMorgan Chase Capital XVIII
6.950%, 08/17/2036	110,000	112,797
Keycorp
3.750%, 08/13/2015	5,345,000	5,455,930
Kilroy Realty LP
6.625%, 06/01/2020 (S)	2,330,000	2,363,689
Lincoln National Corp.
4.300%, 06/15/2015	495,000	525,022
8.750%, 07/01/2019	250,000	321,590
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	2,950,000	3,021,968
Mack-Cali Realty LP
5.800%, 01/15/2016	75,000	81,731
7.750%, 08/15/2019	190,000	226,118
MassMutual Global Funding II
3.625%, 07/16/2012 (S)	386,000	402,644
Merrill Lynch & Company, Inc.
5.450%, 02/05/2013	850,000	912,931
6.875%, 04/25/2018	805,000	902,965

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Merrill Lynch & Company, Inc. (continued)
7.750%, 05/14/2038	$435,000	$504,539
MetLife, Inc.
4.750%, 02/08/2021	3,995,000	4,240,616
6.750%, 06/01/2016	80,000	95,546
Metropolitan Life Global Funding I
2.500%, 01/11/2013 (S)	3,210,000	3,286,976
Morgan Stanley
4.000%, 07/24/2015	5,080,000	5,179,482
4.100%, 01/26/2015	6,050,000	6,252,875
4.200%, 11/20/2014	7,640,000	7,923,543
5.625%, 01/09/2012	50,000	52,658
6.000%, 04/28/2015	7,035,000	7,737,628
6.625%, 04/01/2018	2,390,000	2,649,685
7.300%, 05/13/2019	11,970,000	13,767,667
National Gas Company of
Trinidad & Tobago, Ltd.
6.050%, 01/15/2036 (S)	100,000	94,914
Northern Trust Corp.
4.625%, 05/01/2014	245,000	271,767
Ohio National Financial Services, Inc.
6.350%, 04/01/2013 (S)	15,000	16,245
PACCAR Financial Corp.
2.050%, 06/17/2013	5,060,000	5,195,345
Pacific Lifecorp.
6.000%, 02/10/2020 (S)	3,435,000	3,703,744
PartnerRe Finance B LLC
5.500%, 06/01/2020	3,360,000	3,492,666
PNC Funding Corp.
3.625%, 02/08/2015	4,370,000	4,614,602
4.375%, 08/11/2020	2,380,000	2,434,695
Pricoa Global Funding I
5.450%, 06/11/2014 (S)	650,000	725,006
Principal Financial Group, Inc.
6.050%, 10/15/2036	180,000	186,003
7.875%, 05/15/2014	785,000	930,327
8.875%, 05/15/2019	200,000	263,224
Principal Life Global Funding I
5.250%, 01/15/2013 (S)	160,000	171,808
Principal Life Income Funding Trusts
5.200%, 11/15/2010	35,000	35,181
Provident Companies, Inc.
7.000%, 07/15/2018	2,360,000	2,583,025
Prudential Financial, Inc.
4.750%, 09/17/2015	3,675,000	3,976,155
5.375%, 06/21/2020	1,705,000	1,843,021
6.200%, 01/15/2015	245,000	276,057
Reckson Operating Partnership LP
6.000%, 03/31/2016	200,000	197,250
Regency Centers LP
6.000%, 06/15/2020	1,065,000	1,156,900
Regions Financial Corp.
5.750%, 06/15/2015	800,000	814,140
Reinsurance Group of America, Inc.
5.625%, 03/15/2017	1,725,000	1,860,954
6.450%, 11/15/2019	705,000	781,413
Royal Bank of Scotland PLC
3.400%, 08/23/2013	4,040,000	4,142,168
Santander US Debt SA
3.724%, 01/20/2015 (S)	3,500,000	3,551,793
Simon Property Group LP
4.200%, 02/01/2015	2,195,000	2,356,232
5.750%, 12/01/2015	480,000	546,840
6.750%, 05/15/2014	495,000	569,321
10.350%, 04/01/2019	35,000	48,921

277

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SLM Corp.
5.125%, 08/27/2012	$1,320,000	$1,334,330
5.375%, 05/15/2014	350,000	340,650
8.450%, 06/15/2018	1,075,000	1,085,697
Sovereign Bank
2.110%, 04/01/2014 (P)	15,000	14,445
Standard Chartered PLC
3.850%, 04/27/2015 (S)	4,930,000	5,143,691
Sumitomo Mitsui Banking Corp.
3.150%, 07/22/2015 (S)	1,855,000	1,943,413
Sun Life Financial Global Funding LP
0.541%, 10/06/2013 (P)(S)	250,000	243,038
Texas Gas Transmission LLC
5.500%, 04/01/2013 (S)	1,220,000	1,319,437
The Allstate Corp.
7.450%, 05/16/2019	1,700,000	2,123,909
The Goldman Sachs Capital I
6.345%, 02/15/2034	3,601,000	3,471,292
The Goldman Sachs Group, Inc.
3.700%, 08/01/2015	3,560,000	3,643,877
6.000%, 06/15/2020	1,525,000	1,677,328
6.150%, 04/01/2018	16,880,000	18,723,482
6.600%, 01/15/2012	2,095,000	2,232,964
6.750%, 10/01/2037	6,180,000	6,423,647
6.875%, 01/15/2011	700,000	712,452
7.500%, 02/15/2019	5,730,000	6,817,296
Toyota Motor Credit Corp.
3.200%, 06/17/2015	5,000,000	5,306,550
UBS AG/Stamford CT
4.875%, 08/04/2020	1,120,000	1,180,950
Unum Group
5.625%, 09/15/2020	1,040,000	1,066,881
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	555,000	619,287
US Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	5,165,000	5,382,307
USB Capital XIII Trust
6.625%, 12/15/2039	1,500,000	1,534,125
Ventas Realty LP
6.500%, 06/01/2016	690,000	720,363
Wachovia Corp.
5.750%, 02/01/2018	10,625,000	12,108,038
WEA Finance LLC
7.500%, 06/02/2014 (S)	455,000	529,706
WEA Finance LLC / WT Finance
Australia Property, Ltd.
6.750%, 09/02/2019 (S)	375,000	444,242
Wells Fargo & Company
2.125%, 06/15/2012	30,000	30,833
Wells Fargo Bank NA
4.750%, 02/09/2015	2,045,000	2,190,988
Westfield Capital Corp., Ltd.
4.375%, 11/15/2010 (S)	265,000	266,062
WPP Finance UK
8.000%, 09/15/2014	80,000	95,431
Xstrata Finance Canada, Ltd.
5.500%, 11/16/2011 (S)	180,000	188,606

		410,074,432
Health Care - 0.90%
Abbott Laboratories
5.125%, 04/01/2019	500,000	576,271
AmerisourceBergen Corp.
4.875%, 11/15/2019	1,485,000	1,604,538

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Boston Scientific Corp.
4.500%, 01/15/2015	$2,145,000	$2,195,144
Express Scripts, Inc.
5.250%, 06/15/2012	475,000	507,101
6.250%, 06/15/2014	2,435,000	2,796,568
HCA, Inc.
8.500%, 04/15/2019	200,000	223,000
Life Technologies Corp.
4.400%, 03/01/2015	2,390,000	2,550,469
Medco Health Solutions, Inc.
2.750%, 09/15/2015	1,275,000	1,295,674
Medtronic, Inc.
3.000%, 03/15/2015	4,145,000	4,391,143
Novant Health Inc
5.850%, 11/01/2019	1,445,000	1,615,186
Psychiatric Solutions, Inc., Series 1
7.750%, 07/15/2015	275,000	286,000
United Surgical Partners International, Inc.
8.875%, 05/01/2017	385,000	393,663
Universal Hospital Services, Inc.
4.134%, 06/01/2015 (P)	315,000	270,900
Valeant Pharmaceuticals International
6.750%, 10/01/2017 (S)	1,100,000	1,122,000
7.000%, 10/01/2020 (S)	1,575,000	1,610,438
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	280,000	324,690
WellPoint, Inc.
4.350%, 08/15/2020	1,970,000	2,041,905
5.000%, 01/15/2011	415,000	419,837
6.000%, 02/15/2014	1,390,000	1,574,488

		25,799,015
Industrials - 1.38%
3M Company
4.650%, 12/15/2012	610,000	663,480
5.700%, 03/15/2037	225,000	265,154
Bombardier, Inc.
6.300%, 05/01/2014 (S)	575,000	593,688
Canadian Pacific Railway Company
7.250%, 05/15/2019	425,000	525,844
Clondalkin Acquisition BV
2.292%, 12/15/2013 (P)(S)	225,000	203,625
Continental Airlines, Inc.
7.250%, 11/10/2019	440,000	479,600
9.000%, 07/08/2016	1,602,496	1,826,845
CSX Corp.
5.750%, 03/15/2013	290,000	319,577
Deere & Company
4.375%, 10/16/2019	3,945,000	4,341,776
Delta Air Lines, Inc.
6.821%, 08/10/2022	105,633	110,777
7.570%, 11/18/2010	675,000	679,050
7.750%, 12/17/2019	722,953	802,478
9.500%, 09/15/2014 (S)	449,000	487,165
Embraer Overseas, Ltd.
6.375%, 01/15/2020	440,000	481,800
Emerson Electric Company
5.250%, 11/15/2039	2,500,000	2,720,955
GATX Financial Corp.
5.500%, 02/15/2012	285,000	297,699
General Electric Capital Corp.
3.750%, 11/14/2014	7,500,000	7,945,170
4.800%, 05/01/2013	1,575,000	1,700,362
Gibraltar Industries, Inc.
8.000%, 12/01/2015	1,150,000	1,121,250

278

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
L-3 Communications Corp.
4.750%, 07/15/2020	$1,940,000	$2,034,408
Northrop Grumman Corp.
7.125%, 02/15/2011	640,000	654,754
Roper Industries, Inc.
6.250%, 09/01/2019	2,300,000	2,662,009
Southwest Airlines Company
5.125%, 03/01/2017	3,710,000	3,897,578
6.500%, 03/01/2012	160,000	169,541
United Technologies Corp.
5.375%, 12/15/2017	120,000	140,960
5.400%, 05/01/2035	100,000	109,056
6.125%, 02/01/2019	1,710,000	2,115,573
Waste Management, Inc.
4.750%, 06/30/2020	1,615,000	1,732,000
6.100%, 03/15/2018	530,000	615,691
7.375%, 05/15/2029	15,000	18,470

		39,716,335
Information Technology - 0.22%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	300,000	316,500
Agilent Technologies, Inc.
5.000%, 07/15/2020	1,200,000	1,273,301
Hewlett-Packard Company
2.950%, 08/15/2012	520,000	542,110
International Business Machines Corp.
6.500%, 10/15/2013	375,000	435,921
Motorola, Inc.
8.000%, 11/01/2011	375,000	398,253
Xerox Corp.
5.500%, 05/15/2012	215,000	228,749
5.650%, 05/15/2013	1,150,000	1,259,787
6.350%, 05/15/2018	485,000	562,613
8.250%, 05/15/2014	1,100,000	1,319,162

		6,336,396
Materials - 1.36%
Allegheny Technologies, Inc.
9.375%, 06/01/2019	270,000	326,314
Anglo American Capital PLC
4.450%, 09/27/2020 (S)	1,160,000	1,188,280
AngloGold Holdings PLC
5.375%, 04/15/2020	4,020,000	4,252,055
ArcelorMittal
3.750%, 08/05/2015	3,995,000	4,038,913
5.375%, 06/01/2013	2,100,000	2,254,959
Ashland, Inc.
9.125%, 06/01/2017	350,000	400,750
Celulosa Arauco Y Constitucion SA
5.000%, 01/21/2021 (S)	770,000	777,977
Celulosa Arauco y Constitucion SA
5.125%, 07/09/2013	70,000	74,816
CF Industries, Inc.
6.875%, 05/01/2018	2,000,000	2,152,500
Corp Nacional del Cobre de Chile
7.500%, 01/15/2019 (S)	260,000	330,321
CRH America, Inc.
5.300%, 10/15/2013	140,000	150,278
6.000%, 09/30/2016	2,050,000	2,296,371
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	2,760,000	3,080,850
Georgia-Pacific LLC
7.000%, 01/15/2015 (S)	375,000	390,000
8.250%, 05/01/2016 (S)	550,000	611,188

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Holcim US Finance
6.000%, 12/30/2019 (S)	$1,745,000	$1,903,816
International Paper Company
9.375%, 05/15/2019	400,000	518,914
Rio Tinto Finance USA, Ltd.
5.875%, 07/15/2013	480,000	535,035
8.950%, 05/01/2014	1,520,000	1,877,080
Rock-Tenn Company
9.250%, 03/15/2016	250,000	274,375
Southern Copper Corp.
5.375%, 04/16/2020	600,000	635,117
Steel Dynamics, Inc.
6.750%, 04/01/2015	140,000	143,150
7.375%, 11/01/2012	500,000	534,375
7.625%, 03/15/2020 (S)	1,200,000	1,245,000
Teck Resources, Ltd.
3.850%, 08/15/2017	885,000	912,170
4.500%, 01/15/2021	2,615,000	2,708,753
9.750%, 05/15/2014	675,000	832,403
10.250%, 05/15/2016	825,000	1,002,375
10.750%, 05/15/2019	154,000	193,932
The Dow Chemical Company
8.550%, 05/15/2019	2,000,000	2,525,380
Vale Overseas, Ltd.
6.250%, 01/23/2017	940,000	1,075,871

		39,243,318
Telecommunication Services - 2.17%
America Movil SAB de CV
5.000%, 10/16/2019	3,095,000	3,315,735
5.625%, 11/15/2017	115,000	129,729
5.750%, 01/15/2015	280,000	316,689
6.375%, 03/01/2035	6,700,000	7,619,387
American Tower Corp.
5.050%, 09/01/2020	3,410,000	3,492,508
7.250%, 05/15/2019	2,373,000	2,791,241
AT&T, Inc.
5.300%, 11/15/2010	175,000	175,921
6.450%, 06/15/2034	385,000	433,626
6.550%, 02/15/2039	2,520,000	2,929,881
6.700%, 11/15/2013	230,000	266,331
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	900,000	994,500
Clearwire Communications LLC
12.000%, 12/01/2015 (S)	500,000	538,750
Cricket Communications, Inc.
10.000%, 07/15/2015	300,000	324,000
Discovery Communications LLC
3.700%, 06/01/2015	2,340,000	2,480,611
France Telecom SA
2.125%, 09/16/2015	1,430,000	1,441,744
Intelsat Corp.
9.250%, 06/15/2016	625,000	666,406
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	5,465,000	5,901,796
5.950%, 04/01/2041 (S)	2,270,000	2,289,034
Nielsen Finance LLC
11.500%, 05/01/2016	225,000	255,375
Qwest Communications International,
Inc., Series B
7.500%, 02/15/2014	500,000	510,000
Qwest Corp.
3.542%, 06/15/2013 (P)	125,000	130,625
7.500%, 10/01/2014	175,000	197,750
8.375%, 05/01/2016	550,000	650,375

279

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
SBA Telecommunications, Inc.
8.000%, 08/15/2016	$150,000	$161,250
8.250%, 08/15/2019	125,000	137,500
SBA Tower Trust
4.254%, 04/15/2015 (S)	5,420,000	5,764,515
Sprint Capital Corp.
7.625%, 01/30/2011	350,000	355,688
8.375%, 03/15/2012	475,000	508,250
Sprint Nextel Corp.
8.375%, 08/15/2017	1,625,000	1,763,125
Telecom Italia Capital SA
5.250%, 11/15/2013	1,180,000	1,267,898
6.175%, 06/18/2014	2,675,000	2,950,653
Telefonica Emisiones SAU
5.855%, 02/04/2013	50,000	54,564
5.877%, 07/15/2019	1,440,000	1,647,611
6.221%, 07/03/2017	4,165,000	4,862,379
Valor Telecommunications Enterprise
Company LLC
7.750%, 02/15/2015	200,000	207,000
Verizon Global Funding Corp.
6.875%, 06/15/2012	50,000	54,996
7.750%, 12/01/2030	320,000	413,049
Verizon Virginia, Inc.
4.625%, 03/15/2013	900,000	964,218
Verizon Wireless Capital LLC
5.550%, 02/01/2014	2,715,000	3,070,934
Vodafone Group PLC
5.625%, 02/27/2017	275,000	314,662
Windstream Corp.
8.125%, 08/01/2013	125,000	135,625

		62,485,931
Utilities - 2.32%
Abu Dhabi National Energy Company
5.620%, 10/25/2012 (S)	855,000	899,701
AGL Capital Corp.
5.250%, 08/15/2019	430,000	457,980
Allegheny Energy Supply Company LLC
6.750%, 10/15/2039 (S)	2,940,000	2,962,379
Appalachian Power Company
5.650%, 08/15/2012	350,000	375,427
6.375%, 04/01/2036	2,010,000	2,252,521
7.950%, 01/15/2020	345,000	451,326
Atmos Energy Corp.
8.500%, 03/15/2019	60,000	77,987
Baltimore Gas & Electric Company
5.900%, 10/01/2016	285,000	335,119
Carolina Power & Light Company
5.300%, 01/15/2019	150,000	174,292
Consolidated Edison Company of New
York, Inc.
6.750%, 04/01/2038	185,000	236,719
Consumers Energy Company
6.000%, 02/15/2014	165,000	186,922
Dominion Resources, Inc.
2.250%, 09/01/2015	1,815,000	1,836,092
4.750%, 12/15/2010	345,000	347,809
Duke Energy Carolinas LLC
5.300%, 02/15/2040	2,100,000	2,285,270
EDP Finance BV
4.900%, 10/01/2019 (S)	1,350,000	1,290,479
El Paso Electric Company
6.000%, 05/15/2035	245,000	245,294

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Electricite de France
4.600%, 01/27/2020 (S)	$2,900,000	$3,158,950
6.950%, 01/26/2039 (S)	1,875,000	2,446,063
Enel Finance International SA
6.000%, 10/07/2039 (S)	3,100,000	3,204,275
Enogex LLC
6.250%, 03/15/2020 (S)	1,500,000	1,685,499
Exelon Generation Company LLC
6.250%, 10/01/2039	945,000	1,012,676
FirstEnergy Solutions Corp.
4.800%, 02/15/2015	2,720,000	2,924,416
Georgia Power Company
4.750%, 09/01/2040	3,370,000	3,316,675
Korea Hydro & Nuclear
Power Company, Ltd.
3.125%, 09/16/2015 (S)	830,000	829,424
Massachusetts Electric Company
5.900%, 11/15/2039 (S)	1,750,000	1,987,150
Monongahela Power Company
5.700%, 03/15/2017 (S)	265,000	296,440
Nevada Power Company
6.650%, 04/01/2036	1,400,000	1,675,911
6.750%, 07/01/2037	245,000	297,867
7.125%, 03/15/2019	915,000	1,135,305
NiSource Finance Corp.
6.150%, 03/01/2013	225,000	247,238
Northeast Utilities Corp.
5.650%, 06/01/2013	625,000	677,186
Northern States Power Company
5.350%, 11/01/2039	835,000	921,943
NRG Energy, Inc.
7.375%, 02/01/2016	1,030,000	1,059,613
NSTAR Electric Company
5.500%, 03/15/2040	3,455,000	3,929,351
Ohio Power Company
5.750%, 09/01/2013	195,000	217,382
PacifiCorp
6.250%, 10/15/2037	3,000,000	3,633,948
Pennsylvania Electric Company
6.150%, 10/01/2038	1,375,000	1,493,587
Piedmont Natural Gas Company, Inc.
6.000%, 12/19/2033	10,000	11,027
Public Service Company of Oklahoma
5.150%, 12/01/2019	885,000	968,088
Public Service Electric & Gas Company
5.375%, 11/01/2039	1,945,000	2,138,741
5.700%, 12/01/2036	285,000	325,750
RRI Energy, Inc.
7.875%, 06/15/2017	200,000	186,500
San Diego Gas & Electric Company
6.000%, 06/01/2039	750,000	910,721
Sempra Energy
6.000%, 10/15/2039	2,175,000	2,455,460
Southern California Edison Company
5.500%, 03/15/2040	5,000,000	5,686,470
5.750%, 03/15/2014	160,000	183,906
Tampa Electric Company
6.150%, 05/15/2037	235,000	269,197
Teco Finance, Inc.
5.150%, 03/15/2020	2,515,000	2,751,133
6.572%, 11/01/2017	35,000	40,921
7.000%, 05/01/2012	23,000	24,951

280

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
West Penn Power Company
5.950%, 12/15/2017 (S)	$225,000	$248,202

		66,767,283

TOTAL CORPORATE BONDS (Cost $811,113,792)		$866,825,528

MUNICIPAL BONDS - 1.08%
California - 0.17%
Bay Area Toll Authority
6.263%, 04/01/2049	1,500,000	1,661,355
East Bay Municipal Utility District
5.874%, 06/01/2040	860,000	972,626
Los Angeles Department of Airports
6.582%, 05/15/2039	1,250,000	1,404,925
San Diego County Water Authority
6.138%, 05/01/2049	840,000	931,955

		4,970,861
District of Columbia - 0.01%
District of Columbia
5.591%, 12/01/2034	375,000	405,833
Illinois - 0.17%
Chicago Illinois O’Hare
International Airport
6.395%, 01/01/2040	1,925,000	2,053,994
Chicago Illinois Transit
Authority, Series A
6.899%, 12/01/2040	260,000	283,496
Chicago Metropolitan Water
Reclamation District
5.720%, 12/01/2038	2,235,000	2,542,402

		4,879,892
Kansas - 0.00%
Kansas Development Finance Authority
5.501%, 05/01/2034	110,000	114,828
Maryland - 0.19%
Maryland State Transportation Authority
5.754%, 07/01/2041	3,770,000	4,181,835
5.888%, 07/01/2043	1,070,000	1,179,696

		5,361,531
New York - 0.31%
City of New York
5.846%, 06/01/2040	2,400,000	2,519,856
Metropolitan Transportation Authority
7.336%, 11/15/2039	2,150,000	2,704,184
New York City Housing
Development Corp.
6.420%, 11/01/2027	105,000	111,992
New York City Municipal Water
Finance Authority
5.952%, 06/15/2042	840,000	936,138
New York City Transitional
Finance Authority
5.508%, 08/01/2037	2,630,000	2,738,882

		9,011,052
Oregon - 0.00%
State of Oregon
5.892%, 06/01/2027	60,000	69,814
Texas - 0.11%
Texas State Transportation
Commission, Series B
5.178%, 04/01/2030	2,800,000	3,014,424

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Utah - 0.09%
Utah Transit Authority
5.937%, 06/15/2039	$2,155,000	$2,517,514
Virginia - 0.02%
Virginia Commonwealth
Transportation Board
5.350%, 05/15/2035	515,000	555,628
West Virginia - 0.01%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	315,000	244,922

TOTAL MUNICIPAL BONDS (Cost $29,208,876)		$31,146,299

TERM LOANS (M) - 2.31%
Consumer Discretionary - 1.12%
Allison Transmission, Inc.
3.020%, 08/07/2014	2,469,964	2,315,206
Anchor Glass Container Corp.
6.000%, 03/02/2016	2,827,740	2,824,206
CCM Merger, Inc.
8.500%, 07/13/2012	723,507	714,102
CCO Holdings LLC
2.760%, 09/06/2014	1,300,000	1,205,750
Cengage Learning, Inc.
2.540%, 07/03/2014	742,347	665,750
Charter Communications Operating LLC
7.250%, 03/06/2014	2,984,694	3,081,696
CSC Holdings, Inc.
1.270%, 02/24/2012	250,000	243,875
Dana Holding Corp.
4.690%, 01/30/2015	852,001	842,112
Dresser, Inc.
6.110%, 05/04/2015	1,250,000	1,205,079
Federal Mogul Corp.
2.200%, 12/29/2014	1,975,613	1,729,588
2.200%, 12/28/2015	1,009,042	883,385
Ford Motor Company
3.030%, 12/16/2013	1,583,410	1,551,495
Interactive Data Corp.
6.750%, 01/27/2017	2,244,375	2,271,009
Las Vegas Sands LLC
- 05/23/2014 (T)	1,638,802	1,512,041
Local Insight Regatta Holdings, Inc.
7.750%, 04/23/2015	964,927	697,160
Michaels Stores, Inc.
4.880%, 06/29/2016	1,364,112	1,336,072
Momentive Performance Material
2.560%, 12/04/2013	223,260	212,903
OSI Restaurant Partners, Inc.
2.580%, 06/14/2013	53,615	49,098
2.630%, 06/14/2014	649,521	594,799
Sabre, Inc.
2.340%, 09/30/2014	1,337,706	1,235,078
Six Flags, Inc.
6.000%, 06/30/2016	2,902,597	2,911,276
The Goodyear Tire & Rubber Company
2.240%, 04/30/2014	750,000	701,250
The Servicemaster Company
2.760%, 07/24/2014	270,301	254,083
2.770%, 07/24/2014	2,714,275	2,551,418
Univision Communications, Inc.
2.510%, 09/29/2014	246,846	215,990
Venetian Casino Resort LLC
- 05/23/2014 (T)	336,198	310,193

		32,114,614

281

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Consumer Staples - 0.07%
Booz Allen Hamilton, Inc.
6.000%, 07/31/2015	$496,250	$496,870
Pinnacle Foods Finance LLC
2.760%, 04/02/2014	448,875	450,274
6.000%, 04/02/2014	1,210,198	1,168,408

		2,115,552
Energy - 0.10%
Meg Energy Corp.
6.000%, 04/03/2016	3,014,135	3,017,903
Financials - 0.34%
Asurion Corp.
6.760%, 07/03/2015	400,000	380,000
HUB International Holdings, Inc.
2.790%, 06/13/2014	199,000	187,558
2.790%, 06/13/2014	44,732	42,159
Intelsat Jackson Holdings SA
3.530%, 02/02/2014	3,000,000	2,812,500
International Lease Finance Corp.
6.750%, 03/17/2015 (U)	5,250,000	5,325,936
Nuveen Investments, Inc.
3.370%, 11/13/2014	1,133,809	1,016,885

		9,765,038
Health Care - 0.42%
Bausch & Lomb, Inc.
3.510%, 04/24/2015	144,761	138,937
3.530%, 04/24/2015	596,946	569,151
Biomet, Inc.
3.280%, 03/25/2015	742,347	719,238
Community Health Systems, Inc.
2.550%, 07/25/2014	740,133	701,829
Fresenius SE
4.500%, 09/10/2014	1,534,215	1,537,832
HCA, Inc.
1.790%, 11/16/2012	578,988	558,699
2.540%, 11/18/2013	3,000,000	2,885,100
Health Management Associates, Inc.
2.040%, 02/28/2014	727,305	685,667
Healthsouth Corp.
2.510%, 03/11/2013	118,418	118,010
4.010%, 09/10/2015	590,789	589,124
IASIS Healthcare LLC
5.730%, 06/13/2014	643,301	612,744
Warner Chilcott Company LLC
6.250%, 04/30/2015	2,984,962	2,984,622

		12,100,953
Industrials - 0.13%
Avis Budget Holdings LLC
5.750%, 04/19/2014	196,897	195,716
BE Aerospace, Inc.
5.750%, 07/28/2014	816,889	821,739
DAE Aviation Holdings, Inc.
4.230%, 07/31/2014	248,739	228,373
Dollar Thrifty Automotive Group, Inc.
2.760%, 06/15/2014	238,142	234,570
Goodman Global Holdings, Inc.
6.250%, 02/13/2014	696,934	701,871
Reynolds Group Holdings, Inc.
6.250%, 05/05/2016	1,234,424	1,240,155
Texas Competitive Electric Holdings
Company LLC
3.760%, 10/10/2014	243,719	189,085

		3,611,509

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (M) (continued)
Information Technology - 0.03%
First Data Corp.
3.010%, 09/24/2014	$710,707	$625,511
Hughes Network Systems LLC
2.810%, 04/15/2014	250,000	233,125
Skype Technologies SA
7.000%, 02/02/2015	146,250	146,402

		1,005,038
Materials - 0.05%
Georgia-Pacific Corp.
2.290%, 12/21/2012	586,579	582,513
Nalco Holding Company
2.510%, 05/13/2016	744,375	721,113

		1,303,626
Telecommunication Services - 0.03%
MetroPCS Wireless, Inc.
2.560%, 11/04/2013	62,191	60,870
3.810%, 11/03/2016	677,552	669,923

		730,793
Utilities - 0.02%
Calpine Corp.
3.170%, 03/29/2014	505,640	493,280
Mirant North America LLC
2.010%, 01/03/2013	182,129	180,672

		673,952

TOTAL TERM LOANS (Cost $64,524,735)		$66,438,978

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.55%
COMMERCIAL & RESIDENTIAL - 4.43%
American Tower Trust,
Series 2007-1A, Class D
5.957%, 04/15/2037 (S)	350,000	372,873
Banc of America Commercial
Mortgage, Inc.
Series 2003-1, Class A1,
3.878%, 09/11/2036	89,408	90,279
Series 2005-3, Class A2,
4.501%, 07/10/2043	460,888	468,446
Series 2003-1, Class A2,
4.648%, 09/11/2036	680,000	719,310
Series 2007-1, Class AAB,
5.422%, 01/15/2049	5,985,000	6,447,561
Banc of America Mortgage Securities
Series 2004-D, Class 2A2,
2.957%, 05/25/2034 (P)	44,369	41,169
Series 2004-H, Class 2A2,
3.161%, 09/25/2034 (P)	104,104	98,373
Series 2004-A, Class 2A2,
3.516%, 02/25/2034 (P)	77,952	70,546
Series 2005-J, Class 2A1,
3.930%, 11/25/2035 (P)	252,627	213,692
Series 2004-I, Class 3A2,
4.802%, 10/25/2034 (P)	30,268	29,783
Series 2005-J, Class 3A1,
5.237%, 11/25/2035 (P)	144,112	113,761
Bear Stearns Commercial
Mortgage Securities
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	492,000	524,227
Series 2005-PWR9, Class AAB,
4.804%, 09/11/2042	394,876	414,860

282

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
Bear Stearns Commercial Mortgage
Securities (continued)
Series 2002-TOP8, Class A2,
4.830%, 08/15/2038	$272,000	$286,845
Series 2005-PWR9, Class A4A,
4.871%, 09/11/2042	4,525,000	4,828,723
Series 2007-PW17, Class A1,
5.282%, 06/11/2050	344,123	351,138
Series 2007-PW15, Class AAB,
5.315%, 02/11/2044	600,000	651,183
Series 2006-PW13, Class AAB,
5.530%, 09/11/2041	50,000	54,762
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	2,981,000	3,258,759
Series 2006-PWR12, Class A1,
5.546%, 09/11/2038 (P)	26,999	27,147
Series 2007-T28, Class A4,
5.742%, 09/11/2042 (P)	220,000	244,062
Series 1998-C1, Class A2,
6.440%, 06/16/2030	92	92
Bear Stearns Commercial Mortgage
Securities, Inc.,
Series 2006-PW12, Class A4
5.907%, 09/11/2038 (P)	385,000	429,761
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class ASB,
5.278%, 12/11/2049	50,000	52,912
Series 2005-CD1, Class A4,
5.396%, 07/15/2044 (P)	225,000	247,730
Series 2006-CD3, Class AAB,
5.608%, 10/15/2048	310,000	338,573
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,735,000	1,888,087
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A3
6.214%, 12/10/2049 (P)	1,850,000	2,033,519
Commercial Mortgage Pass Through
Certificates, Series 2007-C9, Class A4
6.010%, 12/10/2049 (P)	4,840,000	5,267,113
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2004-C2, Class A1,
3.819%, 05/15/2036	53,369	54,054
Series 2005-C2, Class A4,
4.832%, 04/15/2037	575,000	601,891
Credit Suisse Mortgage
Capital Certificates
Series 2010-1R, Class 12A1,
3.720%, 03/27/2036 (P)(S)	861,756	862,881
Series 2006-C4, Class A1,
4.771%, 09/15/2039	84,862	85,539
Series 2010-1R, Class 42A1,
5.000%, 10/27/2036 (S)	594,931	591,817
Series 2006-C4, Class A3,
5.467%, 09/15/2039	1,815,000	1,909,864
Series 2007-C4, Class A1,
5.540%, 09/15/2039 (P)	6,625	6,626
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%, 05/15/2033	331,959	336,512
GMAC Commercial Mortgage Securities,
Inc., Series 2001-C2, Class A2
6.700%, 04/15/2034	55,004	56,046

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A2,
4.305%, 08/10/2042	$148,017	$150,765
Series 2005-GG3, Class A3,
4.569%, 08/10/2042	600,000	617,321
Series 2005-GG3, Class AAB,
4.619%, 08/10/2042	105,717	110,425
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	675,000	711,399
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%, 04/10/2038 (P)	5,100,000	5,490,954
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2003-LN1, Class A1,
4.134%, 10/15/2037	24,223	25,246
Series 2005-LDP4, Class ASB,
4.824%, 10/15/2042 (P)	500,956	529,389
Series 2006-LDP9, Class A1,
5.170%, 05/15/2047	80,657	81,626
Series 2006-CB17, Class A1,
5.279%, 12/12/2043	104,180	106,354
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	620,000	644,699
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	60,000	64,521
Series 2006-CB16, Class A4,
5.552%, 05/12/2045	8,727,000	9,455,872
Series 2007-LD11, Class A4,
6.006%, 06/15/2049 (P)	440,000	454,546
Series 2001-CIBC, Class A3,
6.260%, 03/15/2033	101,543	101,995
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2,
3.246%, 03/15/2029	143,893	144,011
Series 2003-C7, Class A3,
4.559%, 09/15/2027 (P)	525,000	529,940
Series 2005-C1, Class A4,
4.742%, 02/15/2030	363,000	387,783
Series 2006-C1, Class A4,
5.156%, 02/15/2031	5,667,500	6,164,055
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,185,000	2,337,602
Series 2007-C2, Class A3,
5.430%, 02/15/2040	50,000	52,292
Morgan Stanley Capital I
Series 2007-IQ13, Class A4,
5.364%, 03/15/2044	10,875,000	11,306,411
Series 2007-HQ11, Class A4,
5.447%, 02/12/2044 (P)	12,600,000	13,141,023
Series 2006-T23, Class A1,
5.682%, 08/12/2041	40,050	40,552
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	1,885,000	1,956,351
Series 2007-T27,
5.802%, 06/11/2042 (P)	400,000	418,258
Series 2006-T23, Class A4,
5.981%, 08/12/2041 (P)	460,000	514,854
Series 2007-IQ15, Class A4,
6.075%, 06/11/2049 (P)	1,100,000	1,176,289
Series 2008-T29, Class A4,
6.458%, 01/11/2043 (P)	5,222,000	5,957,548

283

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
COMMERCIAL & RESIDENTIAL (continued)
Morgan Stanley Dean Witter Capital I,
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	$301,845	$319,330
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%, 02/25/2040 (P)	1,720,722	1,740,960
Vendee Mortgage Trust,
Series 1996-3, Class 4
9.611%, 03/15/2025 (P)	10,416	11,292
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	7,040,000	7,616,077
Series 2006-C23, Class A4,
5.418%, 01/15/2045 (P)	5,370,000	5,796,588
Series 2006-C24,
5.558%, 03/15/2045 (P)	4,468,000	4,953,704
Series 2006-C28, Class A4,
5.572%, 10/15/2048	8,720,000	9,120,676
Wells Fargo Mortgage Backed Securities
Trust, Series 2005-AR2, Class 2A2
2.857%, 03/25/2035 (P)	234,427	217,268
Wells Fargo Mortgage Backed
Securities Trust
Series 2003-O, Class 5A1,
4.854%, 01/25/2034 (P)	222,862	223,785
Series 2005-AR2, Class 3A1,
4.885%, 03/25/2035 (P)	129,098	123,748
Series 2006-AR16, Class A1,
5.515%, 10/25/2036 (P)	668,160	542,582

		127,408,607

U.S. GOVERNMENT AGENCY - 0.12%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
zero coupon 08/01/2028	4,632	4,237
Series 2568, Class KA,
4.250%, 12/15/2021	96,033	97,801
Series 2003-2614, Class IH IO,
4.500%, 05/15/2016	44,408	874
Series 2003-2586, Class NJ,
4.500%, 08/15/2016	106,219	108,395
Series 2003-2627, Class IE IO,
4.500%, 04/15/2018	15,041	929
Series 2688, Class DE,
4.500%, 02/15/2020	104,606	106,321
Series 2003-41, Class YV,
5.500%, 04/25/2014	130,780	140,089
Series 2005-R003, Class VA,
5.500%, 08/15/2016	338,311	360,538
Series R005, Class AB,
5.500%, 12/15/2018	232,590	239,682
Series 3354, Class PA,
5.500%, 07/15/2028	333,094	339,655
Series R006, Class AK,
5.750%, 12/15/2018	181,010	185,780
Series 2006-3123, Class VB,
6.000%, 09/15/2013	125,458	128,793
Series 2006-R007, Class VA,
6.000%, 09/15/2016	130,103	135,893
Series R013, Class AB,
6.000%, 12/15/2021	76,100	78,497
Series 2006-3195, Class PN,
6.500%, 08/15/2030	270,546	275,977

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY (continued)
Federal National Mortgage Association
Series 2004-21, Class AC,
4.000%, 05/25/2016	$4,735	$4,723
Series 2005-46, Class CN,
5.000%, 01/25/2020	103,235	106,573
Series 2002-84, Class VA,
5.500%, 11/25/2013	100,274	105,348
Series 2006-B2, Class AB,
5.500%, 05/25/2014	86,775	87,963
Series 2006-3136, Class PB,
6.000%, 01/15/2030	375,000	386,173
Series 319, Class 2 IO,
6.500%, 02/01/2032	17,512	3,032
Government National
Mortgage Association
Series 1998-6, Class EA PO,
zero coupon 03/16/2028	24,341	21,629
Series 2004-43, Class A,
2.822%, 12/16/2019	451,569	455,491
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	49,000	53,406

		3,427,799

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $117,346,150)		$130,836,406

ASSET BACKED SECURITIES - 3.86%
Ally Auto Receivables Trust
Series 2010-1, Class A4,
2.300%, 12/15/2014	2,170,000	2,235,668
Series 2009-B, Class C,
4.060%, 05/16/2016 (S)	4,027,000	4,145,932
American Express Credit Account
Master Trust
Series 2006-B, Class A,
0.297%, 08/15/2013 (P)(S)	220,000	219,973
Series 2006-2 Class B,
5.550%, 01/15/2014	3,340,000	3,436,587
AmeriCredit Automobile
Receivables Trust
Series 2010-1, Class C,
5.190%, 08/17/2015	1,300,000	1,367,527
Series 2006-RM, Class A3,
5.530%, 01/06/2014	1,975,000	2,022,905
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.590%, 11/17/2014	435,000	470,713
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	29,071	28,358
BMW Vehicle Lease Trust,
Series 2009-1, Class A3
2.910%, 03/15/2012	340,608	343,930
Cabela’s Master Credit Card Trust
Series 2006-3a, Class B,
0.457%, 10/15/2014 (P)(S)	2,340,000	2,282,860
Series 2005-1A, Class A1,
4.970%, 10/15/2013 (S)	135,000	135,241
Capital One Multi-Asset Execution Trust
Series 2005-A7,
4.700%, 06/15/2015	1,050,000	1,123,979
Series 2003-C4, Class C4,
6.000%, 08/15/2013	335,000	335,581
Carmax Auto Owner Trust
Series 2010-1, Class B,
3.750%, 12/15/2015	635,000	659,051

284

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

Carmax Auto Owner Trust (continued)
Series 2009-2, Class B,
4.650%, 08/17/2015	$3,665,000	$3,808,304
Series 2010-1, Class C,
4.880%, 08/15/2016	405,000	419,989
CenterPoint Energy Transition Bond
Company LLC
Series 2005-A, Class A2,
4.970%, 08/01/2014	84,397	87,831
Series 2001-1, Class A4,
5.630%, 09/15/2015	217,704	237,350
Chase Funding Mortgage Loan Asset-
Backed Certificates
Series 2002-4, Class 2A1,
0.996%, 10/25/2032 (P)	7,063	5,825
Series 2003-3, Class 1A6,
3.717%, 10/25/2014	80,401	79,276
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	16,954	9,925
Chesapeake Funding LLC,
Series 2009-4A, Class C
2.258%, 09/07/2020 (P)(S)	4,810,000	4,745,642
Citibank Credit Card Issuance Trust
Series 2004-B2, Class B2,
0.578%, 10/07/2013 (P)	4,450,000	4,428,059
Series 2009-A2, Class A2,
1.807%, 05/15/2014 (P)	3,900,000	3,984,606
CNH Equipment Trust
Series 2010-B, Class A4,
1.740%, 01/17/2017	6,650,000	6,705,860
Series 2009-C, Class A3,
1.850%, 12/16/2013	1,428,000	1,444,987
Series 2010-A, Class A4,
2.490%, 01/15/2016	4,645,000	4,805,891
Series 2009-B, Class A3,
2.970%, 03/15/2013	160,940	162,115
Series 2007-A, Class B,
5.090%, 06/16/2014	295,000	297,331
Daimler Chrysler Auto Trust,
Series 2008-A, Class A3A
3.700%, 06/08/2012	142,145	143,244
Detroit Edison Securitization Funding
LLC, Series 2001-1, Class A5
6.420%, 03/01/2015	425,000	466,120
Discover Card Master Trust I,
Series 2005-4, Class A2
0.347%, 06/16/2015 (P)	4,240,000	4,212,574
Florida Power & Light Recovery Funding
LLC, Series 2007-A ,Class A2
5.044%, 08/01/2015	700,000	749,522
Ford Credit Auto Owner Trust
Series 2009-E, Class A4,
2.420%, 11/15/2014	6,411,000	6,620,639
Series 2009-D, Class D,
8.140%, 02/15/2016 (S)	1,370,000	1,551,072
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A1,
4.200%, 02/15/2017 (S)	5,145,000	5,589,173
Series 2010-3, Class C,
4.990%, 02/15/2017 (S)	4,490,000	4,800,926
GE Capital Credit Card Master
Note Trust, Series 2009-2, Class A
3.690%, 07/15/2015	7,243,000	7,595,449
GE Equipment Midticket LLC,
Series 2010-1, Class A4
1.470%, 07/14/2015 (S)	12,105,000	12,102,170

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

Honda Auto Receivables Owner Trust
Series 2010-1, Class A4,
1.980%, 05/23/2016	$1,550,000	$1,589,284
Series 2009-2, Class A4,
4.430%, 07/15/2015	290,000	308,458
John Deere Owner Trust
Series 2009-A, Class A3,
2.590%, 10/15/2013	123,368	124,866
Series 2008-A, Class A3,
4.180%, 06/15/2012	46,289	46,482
JPMorgan Auto Receivables Trust,
Series 2007-A, Class A4
5.190%, 02/15/2014 (S)	105,962	106,418
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.316%, 11/25/2036 (P)	40,097	39,380
Marriott Vacation Club Owner Trust
Series 2006-2A, Class A,
5.362%, 10/20/2028 (S)	94,609	97,135
Series 2006-1A, Class A,
5.737%, 04/20/2028 (S)	275,595	285,928
Series 2006-1A, Class B,
5.827%, 04/20/2028 (S)	13,187	11,881
MBNA Credit Card Master Note Trust,
Series 2006-C3, Class C3
0.547%, 10/15/2013 (P)	425,000	422,787
MMAF Equipment Finance LLC,
Series 2009-AA, Class A3
2.370%, 11/15/2013 (S)	2,514,000	2,549,837
Nissan Auto Lease Trust,
Series 2009-A, Class A3
2.920%, 12/15/2011	229,090	231,111
Nissan Auto Receivables Owner Trust,
Series 2009-A, Class A4
4.740%, 08/17/2015	1,230,000	1,316,823
Nissan Master Owner Trust Receivables,
Series 2010-AA, Class A
1.407%, 01/15/2015 (P)(S)	3,895,000	3,953,400
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.610%, 06/15/2015	412,000	453,785
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF1
5.742%, 04/25/2037 (P)	3,640,383	3,169,736
Residential Asset Mortgage Products,
Inc., Series 2003-RZ2
3.600%, 04/25/2033 (P)	16,145	15,376
SLM Student Loan Trust,
Series 2008-4, Class A2
1.338%, 07/25/2016 (P)	725,000	737,084
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.520%, 11/12/2012	364,617	368,436
USAA Auto Owner Trust
Series 2008-1, Class A3,
4.160%, 04/16/2012	37,180	37,290
Series 2007-1, Class A4,
5.550%, 02/15/2013	780,676	794,642
Volkswagen Auto Lease Trust,
Series 2009-A, Class A3
3.410%, 04/16/2012	480,000	487,628

TOTAL ASSET BACKED SECURITIES (Cost $108,370,051)		$111,009,952

PREFERRED STOCKS - 0.00%
Financials - 0.00%
Federal Home Loan Mortgage
Corp., Series Z, (I)	8,000	3,440

285

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

New Income Trust (continued)
	Shares or
	Principal
	Amount	Value

Financials (continued)
Federal National Mortgage Association,
Series S (8.250% to 12-13-10, then
higher of 3 month LIBOR + 4.230%
or 7.750%) (I)	6,575	$2,860

		6,300

TOTAL PREFERRED STOCKS (Cost $364,375)		$6,300

SHORT-TERM INVESTMENTS - 5.06%
Repurchase Agreement - 0.08%
Repurchase Agreement with State Street
Corp. dated 09/30/2010 at 0.010% to be
repurchased at $2,223,065 on
10/01/2010, collateralized by
$2,115,000 Federal Home Loan
Mortgage Corp., 3.000% due
08/11/2017 (valued at $2,133,506,
including interest) and
$130,000 U.S. Treasury Notes, 3.125%
due 04/30/20/17 (valued at $140,674,
including interest)	2,223,065	2,223,065
Short-Term Securities* - 4.98%
State Street Institutional U.S. Government
Money Market Fund, 0.1119% (Y)	14	14
T. Rowe Price Prime Reserve Investment
Fund, 0.2943% (Y)	143,243,369	143,243,369

		143,243,383

TOTAL SHORT-TERM INVESTMENTS (Cost $145,466,448)		$145,466,448

Total Investments (New Income Trust)
(Cost $2,785,021,903) - 100.84%		$2,900,844,136
Other assets and liabilities, net - (0.84%)		(24,142,662)

TOTAL NET ASSETS - 100.00%		$2,876,701,474

Optimized All Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.97%
Consumer Discretionary - 13.85%
Auto Components - 0.34%
TRW Automotive Holdings Corp. (I)	103,069	$4,283,548
Automobiles - 1.30%
Ford Motor Company (I)	1,354,244	16,575,947
Diversified Consumer Services - 0.89%
Career Education Corp. (I)	63,314	1,359,352
ITT Educational Services, Inc. (I)	141,528	9,945,173

		11,304,525
Hotels, Restaurants & Leisure - 1.97%
McDonald’s Corp.	75,623	5,634,670
Starbucks Corp.	764,524	19,556,524

		25,191,194
Household Durables - 0.88%
American Greetings Corp., Class A	8,325	154,762
Newell Rubbermaid, Inc.	620,813	11,056,680

		11,211,442
Media - 4.12%
Gannett Company, Inc.	716,585	8,763,835
News Corp., Class A	1,482,557	19,362,194

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Time Warner, Inc.	797,153	$24,432,739

		52,558,768
Multiline Retail - 0.82%
Dollar Tree, Inc. (I)	213,775	10,423,669
Specialty Retail - 2.64%
PetSmart, Inc.	192,270	6,729,450
Rent-A-Center, Inc.	175,583	3,929,548
Sally Beauty Holdings, Inc. (I)	647,145	7,248,024
Stage Stores, Inc.	253,633	3,297,229
The Cato Corp., Class A	275,315	7,367,429
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	176,137	5,143,200

		33,714,880
Textiles, Apparel & Luxury Goods - 0.89%
Coach, Inc.	98,123	4,215,364
Crocs, Inc. (I)	543,985	7,077,245

		11,292,609

		176,556,582
Consumer Staples - 7.18%
Beverages - 1.92%
Cott Corp. (I)	630,440	4,948,954
The Coca-Cola Company	333,558	19,519,814

		24,468,768
Food Products - 0.41%
McCormick & Company, Inc.	112,493	4,729,206
TreeHouse Foods, Inc. (I)	10,095	465,380

		5,194,586
Household Products - 0.56%
Colgate-Palmolive Company	93,223	7,165,120
Personal Products - 1.18%
Herbalife, Ltd.	160,518	9,687,261
Nu Skin Enterprises, Inc., Class A	185,815	5,351,472

		15,038,733
Tobacco - 3.11%
Altria Group, Inc.	1,649,946	39,631,703

		91,498,910
Energy - 7.04%
Energy Equipment & Services - 2.29%
Noble Corp.	663,619	22,423,686
Transocean, Ltd. (I)	105,465	6,780,345

		29,204,031
Oil, Gas & Consumable Fuels - 4.75%
Chesapeake Energy Corp.	1,080,793	24,479,961
Chevron Corp.	83,308	6,752,113
ConocoPhillips	79,025	4,538,406
Exxon Mobil Corp.	239,742	14,813,658
GMX Resources, Inc. (I)	2,627	12,767
Marathon Oil Corp.	189,282	6,265,234
World Fuel Services Corp.	144,727	3,764,349

		60,626,488

		89,830,519
Financials - 14.67%
Capital Markets - 2.51%
Deutsche Bank AG	316,514	17,386,114
Morgan Stanley	589,995	14,561,077

		31,947,191

286

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks - 1.98%
PNC Financial Services Group, Inc.	486,535	$25,256,032
Diversified Financial Services - 1.29%
JPMorgan Chase & Company	432,437	16,462,877
Insurance - 5.29%
ACE, Ltd.	520,894	30,342,076
Assured Guaranty, Ltd.	511,887	8,758,387
Reinsurance Group of America, Inc.	194,340	9,384,679
RenaissanceRe Holdings, Ltd.	161,651	9,692,594
The Travelers Companies, Inc.	177,871	9,267,079

		67,444,815
Real Estate Investment Trusts - 3.22%
American Capital Agency Corp.	159,858	4,247,427
Ashford Hospitality Trust, Inc. (I)	216,550	1,959,778
CommonWealth REIT	243,519	6,234,086
First Industrial Realty Trust, Inc. (I)	979,682	4,966,988
Hospitality Properties Trust	453,817	10,133,734
Lexington Realty Trust	694,170	4,970,257
Parkway Properties, Inc.	231,209	3,421,893
Sun Communities, Inc.	166,009	5,096,476

		41,030,639
Thrifts & Mortgage Finance - 0.38%
Ocwen Financial Corp. (I)	479,259	4,859,686

		187,001,240
Health Care - 13.13%
Biotechnology - 3.23%
Biogen Idec, Inc. (I)	172,910	9,703,709
Celgene Corp. (I)	547,261	31,527,706

		41,231,415
Health Care Providers & Services - 0.33%
VCA Antech, Inc. (I)	196,335	4,140,705
Life Sciences Tools & Services - 1.64%
Bruker Corp. (I)	337,148	4,730,186
PerkinElmer, Inc.	701,666	16,236,551

		20,966,737
Pharmaceuticals - 7.93%
Abbott Laboratories	445,385	23,266,912
AstraZeneca PLC, SADR	537,354	27,243,848
Impax Laboratories, Inc. (I)	27,835	551,133
Perrigo Company	174,612	11,213,583
Pfizer, Inc.	1,262,942	21,684,714
Teva Pharmaceutical Industries, Ltd., SADR	324,838	17,135,205

		101,095,395

		167,434,252
Industrials - 9.04%
Aerospace & Defense - 1.94%
General Dynamics Corp.	320,839	20,151,898
Northrop Grumman Corp.	75,232	4,561,316

		24,713,214
Airlines - 0.39%
Alaska Air Group, Inc. (I)	98,408	5,021,760
Commercial Services & Supplies - 0.40%
Deluxe Corp.	267,373	5,114,845
Construction & Engineering - 0.55%
Chicago Bridge & Iron Company NV (I)	289,383	7,075,414
Electrical Equipment - 1.46%
Emerson Electric Company	353,006	18,589,296

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery - 0.62%
Oshkosh Corp. (I)	286,243	$7,871,683
Marine - 0.39%
Genco Shipping & Trading, Ltd. (I)	315,611	5,030,839
Professional Services - 0.93%
CBIZ, Inc. (I)	211,226	1,252,570
The Dolan Company (I)	326,741	3,715,045
Towers Watson & Company, Class A	139,793	6,875,020

		11,842,635
Road & Rail - 2.36%
Union Pacific Corp.	367,524	30,063,463

		115,323,149
Information Technology - 21.38%
Communications Equipment - 2.04%
Acme Packet, Inc. (I)	226,176	8,581,117
Aruba Networks, Inc. (I)	96,444	2,058,115
Riverbed Technology, Inc. (I)	191,748	8,739,874
Tellabs, Inc.	887,980	6,615,451

		25,994,557
Computers & Peripherals - 5.89%
Apple, Inc. (I)	207,908	58,993,895
Hewlett-Packard Company	381,468	16,048,359

		75,042,254
Electronic Equipment, Instruments & Components - 2.75%
Arrow Electronics, Inc. (I)	364,915	9,754,178
Avnet, Inc. (I)	322,672	8,715,371
Ingram Micro, Inc., Class A (I)	810,067	13,657,730
SYNNEX Corp. (I)	106,159	2,987,314

		35,114,593
Internet Software & Services - 2.42%
CSG Systems International, Inc. (I)	342,424	6,242,390
International Business Machines Corp.	117,778	15,798,741
VeriFone Holdings, Inc. (I)	283,470	8,807,413

		30,848,544
Semiconductors & Semiconductor Equipment - 2.31%
Microsemi Corp. (I)	319,268	5,475,446
ON Semiconductor Corp. (I)	1,062,241	7,658,758
Skyworks Solutions, Inc. (I)	789,172	16,320,077

		29,454,281
Software - 5.97%
Check Point Software Technologies, Ltd. (I)	347,182	12,821,431
Fortinet, Inc. (I)	553,237	13,830,925
Informatica Corp. (I)	539,010	20,703,374
Microsoft Corp.	149,250	3,655,133
Oracle Corp.	231,865	6,225,575
Red Hat, Inc. (I)	146,650	6,012,650
TIBCO Software, Inc. (I)	727,745	12,910,196

		76,159,284

		272,613,513
Materials - 0.85%
Chemicals - 0.16%
Minerals Technologies, Inc.	35,459	2,089,244
Containers & Packaging - 0.34%
Owens-Illinois, Inc. (I)	156,930	4,403,456
Metals & Mining - 0.13%
General Steel Holdings, Inc. (I)	596,087	1,615,396

287

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 0.22%
Domtar Corp.	43,111	$2,784,108

		10,892,204
Telecommunication Services - 6.81%
Diversified Telecommunication Services - 4.76%
AT&T, Inc.	327,600	9,369,360
BCE, Inc.	429,751	13,966,908
CenturyLink, Inc.	504,428	19,904,729
Tele Norte Leste Participacoes SA, ADR	1,241,149	17,475,378

		60,716,375
Wireless Telecommunication Services - 2.05%
Cellcom Israel, Ltd.	159,457	4,842,709
Syniverse Holdings, Inc. (I)	264,879	6,004,807
Vodafone Group PLC, SADR	615,975	15,282,340

		26,129,856

		86,846,231
Utilities - 4.02%
Electric Utilities - 1.07%
Entergy Corp.	71,530	5,474,191
Exelon Corp.	193,701	8,247,789

		13,721,980
Multi-Utilities - 1.74%
PG&E Corp.	10,243	465,237
Public Service Enterprise Group, Inc.	656,764	21,725,753

		22,190,990
Water Utilities - 1.21%
Companhia de Saneamento Basico de Estado
de Sao Paulo, ADR	338,364	15,398,942

		51,311,912

TOTAL COMMON STOCKS (Cost $1,129,203,701)		$1,249,308,512

SHORT-TERM INVESTMENTS - 2.21%
Repurchase Agreement - 2.21%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $28,128,008 on 10/01/2010,
collateralized by $28,720,000 U.S. Treasury
Bills, zero coupon due 03/31/2011 (valued
at $28,691,280)	$28,128,000	28,128,000

TOTAL SHORT-TERM INVESTMENTS (Cost $28,128,000)		$28,128,000

Total Investments (Optimized All Cap Trust)
(Cost $1,157,331,701) - 100.18%		$1,277,436,512
Other assets and liabilities, net - (0.18%)		(2,260,533)

TOTAL NET ASSETS - 100.00%		$1,275,175,979

Optimized Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.60%
Consumer Discretionary - 14.09%
Automobiles - 1.34%
Ford Motor Company (I)	206,770	$2,530,865
Hotels, Restaurants & Leisure - 0.96%
Starbucks Corp.	70,835	1,811,959

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 2.42%
Jarden Corp.	70,774	$2,203,195
Newell Rubbermaid, Inc.	133,092	2,370,369

		4,573,564
Media - 7.22%
DISH Network Corp.	145,507	2,787,914
Gannett Company, Inc.	96,235	1,176,954
News Corp., Class A	162,999	2,128,767
The Walt Disney Company	109,928	3,639,716
Time Warner, Inc.	66,406	2,035,344
Viacom, Inc., Class B	51,810	1,875,004

		13,643,699
Specialty Retail - 2.15%
PetSmart, Inc.	115,922	4,057,270

		26,617,357
Consumer Staples - 8.08%
Beverages - 2.02%
Dr. Pepper Snapple Group, Inc.	50,919	1,808,643
The Coca-Cola Company	34,478	2,017,653

		3,826,296
Food Products - 0.87%
Del Monte Foods Company	124,717	1,635,040
Household Products - 3.40%
Church & Dwight Company, Inc.	44,092	2,863,334
Colgate-Palmolive Company	20,591	1,582,624
The Procter & Gamble Company	32,924	1,974,452

		6,420,410
Tobacco - 1.79%
Altria Group, Inc.	96,759	2,324,151
Reynolds American, Inc.	17,735	1,053,282

		3,377,433

		15,259,179
Energy - 9.88%
Energy Equipment & Services - 2.15%
Noble Corp.	48,661	1,644,255
Schlumberger, Ltd.	24,904	1,534,335
Transocean, Ltd. (I)	13,702	880,902

		4,059,492
Oil, Gas & Consumable Fuels - 7.73%
Chesapeake Energy Corp.	69,167	1,566,633
Chevron Corp.	46,667	3,782,360
ConocoPhillips	36,767	2,111,529
El Paso Corp.	189,943	2,351,494
Frontline, Ltd.	48,271	1,372,345
Marathon Oil Corp.	58,020	1,920,462
Nexen, Inc.	74,788	1,503,239

		14,608,062

		18,667,554
Financials - 22.73%
Capital Markets - 5.03%
Credit Suisse Group AG, SADR	64,447	2,742,864
Morgan Stanley	60,626	1,496,250
The Blackstone Group LP	105,401	1,337,539
The Goldman Sachs Group, Inc.	27,161	3,926,937

		9,503,590
Commercial Banks - 3.25%
PNC Financial Services Group, Inc.	45,612	2,367,719

288

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wells Fargo & Company	150,392	$3,779,351

		6,147,070
Diversified Financial Services - 4.81%
Bank of America Corp.	129,163	1,693,327
Citigroup, Inc. (I)	289,746	1,130,009
ING Groep NV SADR (I)	182,599	1,878,944
JPMorgan Chase & Company	114,968	4,376,832

		9,079,112
Insurance - 6.74%
Assured Guaranty, Ltd.	126,218	2,159,590
Berkshire Hathaway, Inc., Class B (I)	14,381	1,189,021
Prudential Financial, Inc.	59,795	3,239,693
Reinsurance Group of America, Inc.	71,810	3,467,705
Unum Group	120,709	2,673,704

		12,729,713
Real Estate Investment Trusts - 1.13%
Hospitality Properties Trust	95,243	2,126,776
Thrifts & Mortgage Finance - 1.77%
Hudson City Bancorp, Inc.	273,017	3,347,188

		42,933,449
Health Care - 13.56%
Health Care Providers & Services - 2.24%
AmerisourceBergen Corp.	99,652	3,055,330
Medco Health Solutions, Inc. (I)	22,774	1,185,614

		4,240,944
Life Sciences Tools & Services - 0.87%
PerkinElmer, Inc.	70,651	1,634,864
Pharmaceuticals - 10.45%
Abbott Laboratories	59,231	3,094,227
AstraZeneca PLC, SADR	49,782	2,523,947
Johnson & Johnson	19,944	1,235,730
Merck & Company, Inc.	22,497	828,115
Mylan, Inc. (I)	99,734	1,875,997
Perrigo Company	25,351	1,628,041
Pfizer, Inc.	252,805	4,340,662
Teva Pharmaceutical Industries, Ltd., SADR	55,711	2,938,755
Warner Chilcott PLC, Class A	56,671	1,271,697

		19,737,171

		25,612,979
Industrials - 6.91%
Commercial Services & Supplies - 0.92%
R.R. Donnelley & Sons Company	101,760	1,725,850
Industrial Conglomerates - 2.05%
General Electric Company	238,535	3,876,194
Machinery - 0.96%
Oshkosh Corp. (I)	66,151	1,819,153
Road & Rail - 2.98%
J.B. Hunt Transport Services, Inc.	9,383	325,590
Union Pacific Corp.	64,908	5,309,474

		5,635,064

		13,056,261
Information Technology - 9.89%
Computers & Peripherals - 2.15%
Apple, Inc. (I)	14,321	4,063,584
Electronic Equipment, Instruments & Components - 1.11%
Arrow Electronics, Inc. (I)	78,714	2,104,025

Optimized Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 1.50%
SAIC, Inc. (I)	177,438	$2,835,459
Semiconductors & Semiconductor Equipment - 1.56%
Skyworks Solutions, Inc. (I)	142,012	2,936,808
Software - 3.57%
Informatica Corp. (I)	60,066	2,307,135
Salesforce.com, Inc. (I)	11,948	1,335,786
TIBCO Software, Inc. (I)	92,381	1,638,839
VMware, Class A (I)	17,271	1,466,999

		6,748,759

		18,688,635
Materials - 1.97%
Chemicals - 0.76%
E.I. Du Pont de Nemours & Company	32,114	1,432,927
Containers & Packaging - 1.21%
Owens-Illinois, Inc. (I)	81,743	2,293,709

		3,726,636
Telecommunication Services - 6.93%
Diversified Telecommunication Services - 6.93%
AT&T, Inc.	200,946	5,747,058
BCE, Inc.	124,452	4,044,690
CenturyLink, Inc.	83,407	3,291,240

		13,082,988

		13,082,988
Utilities - 4.56%
Electric Utilities - 1.81%
Entergy Corp.	22,963	1,757,358
Exelon Corp.	39,128	1,666,070

		3,423,428
Independent Power Producers & Energy Traders - 1.44%
Constellation Energy Group, Inc.	84,051	2,709,804
Multi-Utilities - 1.31%
Ameren Corp.	49,861	1,416,052
Public Service Enterprise Group, Inc.	31,993	1,058,328

		2,474,380

		8,607,612

TOTAL COMMON STOCKS (Cost $177,136,488)		$186,252,650

SHORT-TERM INVESTMENTS - 1.26%
Repurchase Agreement - 1.26%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $2,389,001 on 10/01/2010,
collateralized by $715,000 U.S. Treasury
Bills, zero coupon due 03/31/2011 (valued
at $714,285), U.S. Treasury Notes, 2.375%
due 09/30/2014 (valued at $1,724,925,
including interest)	$2,389,000	2,389,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,389,000)		$2,389,000

Total Investments (Optimized Value Trust)
(Cost $179,525,488) - 99.86%		$188,641,650
Other assets and liabilities, net - 0.14%		258,482

TOTAL NET ASSETS - 100.00%		$188,900,132

289

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.31%
Financials - 98.80%
Diversified Financial Services - 0.00%
BGP Holdings PLC (I)	194,291	$0
Real Estate Investment Trusts - 98.51%
American Campus Communities, Inc.	30,050	914,722
AvalonBay Communities, Inc.	121,134	12,589,457
Boston Properties, Inc. (L)	200,400	16,657,248
Brandywine Realty Trust (L)	697,300	8,541,925
BRE Properties, Inc. (L)	245,600	10,192,400
Cogdell Spencer, Inc.	413,700	2,614,583
Colonial Properties Trust	422,650	6,842,704
CommonWealth REIT	257,825	6,600,320
Developers Diversified Realty Corp. (L)	620,100	6,957,522
Digital Realty Trust, Inc. (L)	288,999	17,831,238
Douglas Emmett, Inc.	183,800	3,218,338
Entertainment Properties Trust (L)	96,644	4,173,088
Equity Residential	527,184	25,078,143
Extra Space Storage, Inc.	587,350	9,421,094
Federal Realty Investment Trust	13,100	1,069,746
First Industrial Realty Trust, Inc. (I)(L)	24,000	121,680
Glimcher Realty Trust	508,100	3,124,815
HCP, Inc. (L)	379,750	13,663,405
Home Properties, Inc. (L)	158,550	8,387,295
Host Hotels & Resorts, Inc.	1,434,877	20,777,019
Kimco Realty Corp. (L)	516,250	8,130,938
LTC Properties, Inc.	182,400	4,654,848
Medical Properties Trust, Inc.	331,650	3,362,931
Nationwide Health Properties, Inc.	222,668	8,610,571
Pebblebrook Hotel Trust (I)	165,850	2,986,959
Post Properties, Inc. (L)	300,450	8,388,564
ProLogis (L)	1,156,550	13,624,159
PS Business Parks, Inc.	47,000	2,658,790
Public Storage (L)	196,640	19,081,946
Ramco-Gershenson Properties Trust	261,550	2,801,201
Regency Centers Corp. (L)	313,812	12,386,160
Senior Housing Properties Trust (L)	533,655	12,540,893
Simon Property Group, Inc. (L)	518,564	48,091,625
SL Green Realty Corp. (L)	270,150	17,108,600
Strategic Hotels & Resorts, Inc. (I)	776,350	3,291,724
Tanger Factory Outlet Centers, Inc.	9,300	438,402
The Macerich Company (L)	230,500	9,899,974
UDR, Inc.	9,450	199,584
Vornado Realty Trust	112,519	9,623,750
Washington Real Estate Investment Trust (L)	255,500	8,107,014

		374,765,375
Real Estate Management & Development - 0.29%
Hudson Pacific Properties, Inc.	67,100	1,098,427

		375,863,802
Health Care - 0.51%
Health Care Providers & Services - 0.51%
Sun Healthcare Group, Inc.	230,800	1,954,876

TOTAL COMMON STOCKS (Cost $307,559,566)		$377,818,678

SHORT-TERM INVESTMENTS - 24.68%
Repurchase Agreement - 0.44%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $1,675,000 on 10/01/2010,
collateralized by $1,715,000 Federal Home
Loan Mortgage Corp., zero coupon due
06/01/2011 (valued at $1,712,856,
including interest)	$1,675,000	1,675,000

Real Estate Securities Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 24.24%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)		$9,212,314	$92,204,204

TOTAL SHORT-TERM INVESTMENTS (Cost $93,890,813)			$93,879,204

Total Investments (Real Estate Securities Trust)
(Cost $401,450,379) - 123.99%			$471,697,882
Other assets and liabilities, net - (23.99%)			(91,259,516)

TOTAL NET ASSETS - 100.00%			$380,438,366

Real Return Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 99.18%
Treasury Inflation Protected Securities (D) - 94.96%
0.625%, 04/15/2013		$1,547,145	$1,588,966
1.250%, 04/15/2014 to 07/15/2020		6,651,459	6,985,948
1.375%, 07/15/2018 to 01/15/2020		3,129,809	3,339,738
1.625%, 01/15/2015 to 01/15/2018		5,916,828	6,325,770
1.750%, 01/15/2028		312,192	330,216
1.875%, 07/15/2013		5,697,600	6,055,928
2.000%, 04/15/2012 to 01/15/2026 (F)		30,738,397	33,244,661
2.125%, 01/15/2019		7,012,134	7,898,510
2.375%, 04/15/2011 to 01/15/2027		17,524,081	20,071,533
2.500%, 07/15/2016 to 01/15/2029		17,702,316	20,207,814
2.625%, 07/15/2017		631,128	728,115
3.375%, 01/15/2012 to 04/15/2032		11,921,178	16,019,542
3.625%, 04/15/2028		808,741	1,079,227
3.875%, 04/15/2029		3,713,220	5,150,934

			129,026,902
Federal Home Loan Mortgage Corp. - 2.78%
0.206%, 12/29/2011 (P)		1,100,000	1,099,531
0.208%, 12/21/2011 (P)		1,700,000	1,699,291
0.326%, 02/01/2011 (P)		983,000	982,901

			3,781,723
Federal National Mortgage Association - 0.82%
4.100%, 12/17/2018		1,100,000	1,108,703
Small Business Administration - 0.62%
5.902%, 02/10/2018		755,937	848,305

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $131,421,272)			$134,765,633

FOREIGN GOVERNMENT
OBLIGATIONS - 10.57%
Australia - 4.47%
Commonwealth of Australia
3.000%, 09/20/2025	AUD	500,000	532,124
4.000%, 08/20/2015 to 08/20/2020		3,400,000	5,535,331

			6,067,455
Canada - 1.02%
Canada Housing Trust
2.450%, 12/15/2015	CAD	1,400,000	1,383,192
France - 4.20%
Societe Financement de
l’Economie Francaise
0.726%, 07/16/2012 (P)(S)		$5,700,000	5,710,089

290

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea - 0.88%
Export-Import Bank of Korea
0.510%, 10/04/2011 (P)(S)		$1,200,000	$1,201,074

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,878,211)			$14,361,810

CORPORATE BONDS - 32.09%
Consumer Staples - 0.37%
WM Wrigley Jr Company
1.664%, 06/28/2011 (P)(S)		500,000	500,213
Energy - 0.08%
Petroleos Mexicanos
5.500%, 01/21/2021		100,000	106,320
Financials - 28.49%
Achmea Hypotheekbank NV
3.200%, 11/03/2014 (S)		300,000	318,995
Ally Financial, Inc.
7.250%, 03/02/2011		500,000	508,750
American International Group, Inc.
(8.625% to 05/22/2018, then 3 month
LIBOR + 4.400%)
05/22/2068	GBP	400,000	593,800
American International Group,
Inc., Series 1
0.635%, 10/18/2011 (P)		$1,400,000	1,379,463
Bank of Montreal
2.850%, 06/09/2015 (S)		1,000,000	1,052,871
Citigroup, Inc.
2.384%, 08/13/2013 (P)		2,500,000	2,517,585
Commonwealth Bank of Australia
0.789%, 06/25/2014 (P)(S)		5,300,000	5,325,228
0.948%, 07/12/2013 (P)(S)		5,900,000	5,911,582
Danfin Funding, Ltd.
1.226%, 07/16/2013 (P)(S)		500,000	499,350
Dexia Credit Local
0.693%, 03/05/2013 (P)(S)		300,000	298,895
Everest Reinsurance Holdings, Inc.
5.400%, 10/15/2014		1,000,000	1,075,300
Ford Motor Credit Company LLC
7.250%, 10/25/2011		2,150,000	2,256,952
7.800%, 06/01/2012		150,000	159,535
Foundation Re II, Ltd.
7.119%, 11/26/2010 (P)(S)		700,000	701,750
Green Valley, Ltd.
4.410%, 01/10/2011 (S)	EUR	500,000	683,329
ING Bank Australia, Ltd.
5.480%, 06/24/2014	AUD	600,000	582,881
International Lease Finance Corp.
6.500%, 09/01/2014 (S)		$100,000	107,250
6.625%, 11/15/2013		800,000	802,000
6.750%, 09/01/2016 (S)		100,000	107,000
7.125%, 09/01/2018 (S)		100,000	107,750
Lehman Brothers Holdings, Inc.
zero coupon
11/24/2008 to 04/05/2011 (H)	EUR	5,138,000	1,114,790
5.125%, 06/27/2014 (H)		700,000	221,869
6.200%, 09/26/2014 (H)(P)		$200,000	44,250
6.875%, 05/02/2018 (H)		1,500,000	352,500
7.000%, 09/27/2027 (H)		500,000	110,625
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (S)		900,000	946,363
Morgan Stanley
0.780%, 01/09/2012 (P)		300,000	298,206
0.830%, 01/09/2014 (P)		800,000	756,166

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
0.975%, 10/18/2016 (P)		$1,300,000	$1,142,445
1.218%, 03/01/2013 (P)	EUR	200,000	259,036
NIBC Bank NV
2.800%, 12/02/2014 (S)		$1,600,000	1,669,694
Santander US Debt SA Unipersonal
1.089%, 03/30/2012 (P)(S)		1,300,000	1,281,936
SLM Corp.
2.533%, 03/15/2012 (P)		1,027,000	964,178
The Goldman Sachs Group, Inc.
0.740%, 03/22/2016 (P)		2,100,000	1,941,502
The Royal Bank of Scotland PLC
1.450%, 10/20/2011 (S)		1,500,000	1,511,061
3.000%, 12/09/2011 (S)		100,000	102,659
Vita Capital III, Ltd.
1.410%, 01/01/2012 (P)(S)		600,000	594,900
Westpac Banking Corp.
3.585%, 08/14/2014 (S)		200,000	214,794
Westpac Securities NZ, Ltd.
2.500%, 05/25/2012 (S)		200,000	204,698

			38,721,938
Industrials - 1.99%
General Electric Capital Corp.
0.292%, 09/21/2012 (P)		2,700,000	2,701,579
Materials - 0.80%
Rexam PLC
6.750%, 06/01/2013 (S)		1,000,000	1,084,716
Telecommunication Services - 0.36%
Telefonica Emisiones SAU
0.775%, 02/04/2013 (P)		500,000	489,449

TOTAL CORPORATE BONDS (Cost $47,030,331)			$43,604,215

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.27%
Commercial & Residential - 5.06%
Arkle Master Issuer PLC
Class 2006-1A, Series 4A2,
0.459%, 02/17/2052 (P)(S)		1,300,000	1,283,703
Series 2010-1A, Class 2A,
1.519%, 05/17/2060 (P)(S)		400,000	398,582
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A
5.699%, 06/24/2050 (P)(S)		250,000	275,527
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-3, Class 3A2,
2.764%, 05/25/2033 (P)		206,279	206,779
Series 2005-1, Class 2,
3.118%, 03/25/2035 (P)		69,981	57,480
Bear Stearns Commercial Mortgage
Securities,
Series 2003-GMZ1, Class A2 PO
Zero Coupon 05/18/2011 (S)		500,000	493,065
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A3
2.210%, 08/25/2035		101,232	95,373
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2003-HYB3, Class 7A1
2.971%, 11/19/2033 (P)		70,149	68,739

291

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Credit Suisse Mortgage Capital
Certificates,
Series 2009-RR1, Class A3A
5.383%, 02/15/2040 (S)	$100,000	$105,087
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
0.476%, 06/25/2045 (P)	447,789	295,053
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A2,
0.387%, 03/06/2020 (P)(S)	250,000	238,752
4.592%, 08/10/2043 (S)	600,000	643,660
GSR Mortgage Loan Trust,
Series 2005-AR1, Class 1A1
3.333%, 01/25/2035 (P)	47,071	40,192
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.054%, 11/25/2035 (P)	149,410	133,404
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1,
3.012%, 07/25/2035 (P)	146,188	138,271
Series 2005-A6, Class 2A1,
3.152%, 08/25/2035 (P)	114,025	100,538
Mastr Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.375%, 12/25/2033 (P)	245,481	219,243
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-3, Class 5A
0.506%, 11/25/2035 (P)	506,169	448,960
RBSCF Trust,
Series 2010-RR4, Class CMLA
6.216%, 12/16/2049 (P)(S)	100,000	109,967
Securitized Asset Sales, Inc.,
Series 1993-6, Class A5
2.782%, 11/26/2023 (P)	6,294	6,116
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-19, Class 2A1,
1.742%, 01/25/2035 (P)	155,594	85,617
Series 2004-1, Class 4A2,
2.783%, 02/25/2034 (P)	274,054	262,446
Structured Asset Mortgage Investments,
Inc., Series 2004-AR5, Class 1A1
0.587%, 10/19/2034 (P)	186,314	168,171
Structured Asset Securities Corp.,
Series 2006-NC1, Class A6
0.306%, 05/25/2036 (P)	5,665	5,578
TBW Mortgage Backed Pass Through
Certificates, Series 2006-6, Class A1
0.366%, 01/25/2037 (P)	57,197	52,599
Vornado DP LLC,
Series 2010-VNO, Class A2FX
4.004%, 09/13/2028 (S)	600,000	616,884
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR15, Class A1A1,
0.516%, 11/25/2045 (P)	212,319	173,382
Series 2006-AR17, Class 1A1A,
1.180%, 12/25/2046 (P)	185,047	125,398
Series 2002-AR17, Class 1A,
1.570%, 11/25/2042 (P)	37,107	32,245

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 1.21%
Federal Home Loan Mortgage Corp.
Series 2638, Class FA,
0.657%, 11/15/2016 (P)	$199,447	$199,715
Series T-62, Class 1A1,
1.586%, 10/25/2044 (P)	804,460	814,573
Federal National Mortgage Association
Series 2006-118, Class A2,
0.316%, 12/25/2036 (P)	155,490	149,864
Series 2004-63, Class FA,
0.406%, 08/25/2034 (P)	147,136	140,823
Series 2003-W8, Class 3F2,
0.606%, 05/25/2042 (P)	132,299	124,414
Series 2004-W9, Class 1A2,
5.950%, 02/25/2044	207,902	212,816

		1,642,205

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,875,158)		$8,523,016

ASSET BACKED SECURITIES - 2.26%
Aquilae CLO PLC,
Series 2006-1X, Class A
1.341%, 01/17/2023 (P)	189,299	227,095
Bear Stearns Asset Backed Securities, Inc.
Series 2006-HE9, Class 1A1,
0.306%, 11/25/2036 (P)	11,864	11,374
Series 2006-AQ1, Class 2A1,
0.336%, 10/25/2036 (P)	187,075	174,383
Equity One ABS, Inc.,
Series 2004-1, Class AV2
0.556%, 04/25/2034 (P)	86,575	59,469
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 2A1
0.306%, 10/25/2036 (P)	29,440	22,102
LCM LP, Series 5A, Class A1
0.522%, 03/21/2019 (P)(S)	500,000	462,812
Navigator CDO, Ltd.,
Series 2003-1A, Class A2
1.226%, 11/15/2015 (P)(S)	443,448	432,032
Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.198%, 07/25/2018 (P)	100,000	100,893
Park Place Securities, Inc.,
Series 2005-WCW1, Class A1B
0.516%, 09/25/2035 (P)	30,826	28,039
SLM Student Loan Trust,
Series 2010-C, Class A1
1.907%, 12/15/2017 (P)(S)	180,922	180,970
Symphony CLO, Ltd.,
Series 2007-3A, Class A1A
0.616%, 05/15/2019 (P)(S)	500,000	453,612
Truman Capital Mortgage Loan Trust,
Series 2004-1, Class A1
0.596%, 01/25/2034 (P)(S)	3,175	3,129
Venture CDO, Ltd.,
Series 2006-7A, Class A1A
0.751%, 01/20/2022 (P)(S)	700,000	616,000
Wood Street CLO BV, Series II-
A, Class A1
1.388%, 03/29/2021 (P)	248,182	304,511

TOTAL ASSET BACKED SECURITIES (Cost $3,118,045)		$3,076,421

292

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS - 0.44%
Financials - 0.44%
Wells Fargo & Company, Series L 7.500%		$600	$603,600

TOTAL PREFERRED STOCKS (Cost $600,000)			$603,600

SHORT-TERM INVESTMENTS - 10.30%
Repurchase Agreement - 4.92%
JPMorgan Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.260%
to be repurchased at $6,300,046 on
10/01/2010, collateralized by
$6,029,000 U.S. Treasury Notes, 2.750%
due 05/31/2017 (valued at $6,457,310,
including interest)		$6,300,000	6,300,000
Repurchase Agreement with State Street
Corp. dated 09/30/2010 at 0.010% to be
repurchased at $383,000 on 10/01/2010,
collateralized by $395,000 Federal
National Mortgage Association, 2.000%
due 09/15/2015 (valued at $396,494,
including interest)		383,000	383,000

			6,683,000
Short-Term Securities* - 5.38%
Japan Treasury Discount Bill,
0.102%, 10/25/2010	JPY	610,000,000	7,306,659

TOTAL SHORT-TERM INVESTMENTS (Cost $13,679,545)			$13,989,659

Total Investments (Real Return Bond Trust)
(Cost $218,602,562) - 161.11%			$218,924,354
Other assets and liabilities, net - (61.11%)			(83,043,368)

TOTAL NET ASSETS - 100.00%			$135,880,986

Science & Technology Trust
		Shares or
		Principal
		Amount	Value

COMMON STOCKS - 97.59%
Consumer Discretionary - 6.11%
Auto Components - 0.06%
Johnson Controls, Inc.		7,845	$239,273
Automobiles - 0.01%
Tesla Motors, Inc. (I)(L)		1,106	22,408
Hotels, Restaurants & Leisure - 0.30%
Ctrip.com International, Ltd., ADR (I)		24,590	1,174,173
Internet & Catalog Retail - 5.29%
Amazon.com, Inc. (I)		66,450	10,436,637
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)		170,700	2,340,297
NetFlix, Inc. (I)(L)		49,155	7,970,975

			20,747,909
Media - 0.45%
Time Warner, Inc.		57,266	1,755,203

			23,938,966
Health Care - 1.74%
Health Care Equipment & Supplies - 1.31%
St. Jude Medical, Inc. (I)		51,200	2,014,208
Stryker Corp. (L)		22,200	1,111,110
Zimmer Holdings, Inc. (I)		38,300	2,004,239

			5,129,557

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals - 0.43%
Pfizer, Inc.	97,900	$1,680,943

		6,810,500
Industrials - 0.54%
Aerospace & Defense - 0.30%
Taser International, Inc. (I)(L)	299,600	1,162,448
Electrical Equipment - 0.24%
Cooper Industries PLC (L)	15,895	777,742
SMA Solar Technology AG	1,460	161,521

		939,263

		2,101,711
Information Technology - 88.02%
Communications Equipment - 9.43%
Acme Packet, Inc. (I)	45,705	1,734,048
ADTRAN, Inc. (L)	146,210	5,161,213
BigBand Networks, Inc. (I)	49,600	140,864
Cisco Systems, Inc. (I)	17,460	382,374
F5 Networks, Inc. (I)(L)	85,355	8,860,703
Juniper Networks, Inc. (I)	114,252	3,467,548
Polycom, Inc. (I)	41,750	1,138,940
QUALCOMM, Inc.	217,630	9,819,466
Riverbed Technology, Inc. (I)(L)	118,400	5,396,672
Tellabs, Inc. (L)	113,681	846,923

		36,948,751
Computers & Peripherals - 15.75%
Acer, Inc.	1,201	15,373
Apple, Inc. (I)	105,045	29,806,519
Dell, Inc. (I)	436,500	5,657,040
EMC Corp. (I)	289,965	5,889,189
Hewlett-Packard Company	179,995	7,572,390
NetApp, Inc. (I)	79,275	3,947,102
SanDisk Corp. (I)	97,780	3,583,637
Smart Technologies, Inc. (I)(L)	131,663	1,784,034
Synaptics, Inc. (I)(L)	122,700	3,452,778

		61,708,062
Electronic Equipment, Instruments & Components - 3.49%
Amphenol Corp., Class A	52,152	2,554,405
Corning, Inc.	84,900	1,551,972
Dolby Laboratories, Inc., Class A (I)	19,085	1,084,219
Hitachi, Ltd.	1,195,000	5,230,119
LG Innotek Company, Ltd.	308	37,885
Nidec Corp.	8,400	748,649
Trimble Navigation, Ltd. (I)	70,300	2,463,312

		13,670,561
Internet Software & Services - 16.02%
Accenture PLC, Class A	134,400	5,710,656
Baidu, Inc., SADR (I)	73,890	7,582,592
Cognizant Technology Solutions
Corp., Class A (I)	54,625	3,521,674
Equinix, Inc. (I)(L)	43,000	4,401,050
Genpact, Ltd. (I)	174,464	3,093,247
Google, Inc., Class A (I)	42,855	22,532,730
International Business Machines Corp.	43,000	5,768,020
Netease.com, Inc. (I)(L)	81,015	3,195,232
NeuStar, Inc., Class A (I)	40,200	999,372
Rackspace Hosting, Inc. (I)(L)	80,500	2,091,390
RealNetworks, Inc. (I)	556,500	1,814,190
SINA Corp. (I)	40,150	2,030,787
Tencent Holdings, Ltd.	1,200	26,095

		62,767,035

293

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 17.92%
Advanced Micro Devices, Inc. (I)(L)	538,200	$3,826,602
Aixtron AG (L)	1,430	42,618
Analog Devices, Inc.	107,860	3,384,647
Applied Materials, Inc.	311,700	3,640,656
Atheros Communications, Inc. (I)	31,200	822,120
Avago Technologies, Ltd. (I)	9,090	204,616
Broadcom Corp., Class A	97,195	3,439,731
Cirrus Logic, Inc. (I)(L)	92,840	1,656,266
Cree, Inc. (I)	45,630	2,477,253
Cypress Semiconductor Corp. (I)	159,455	2,005,944
Epistar Corp.	12,000	37,999
First Solar, Inc. (I)(L)	58,950	8,686,283
Intel Corp.	88,100	1,694,163
Lam Research Corp. (I)	74,300	3,109,455
Marvell Technology Group, Ltd. (I)	202,000	3,537,020
MEMC Electronic Materials, Inc. (I)(L)	169,100	2,015,672
Micron Technology, Inc. (I)(L)	567,000	4,088,070
National Semiconductor Corp. (L)	500,200	6,387,554
NVIDIA Corp. (I)	512,800	5,989,504
ON Semiconductor Corp. (I)(L)	1,084,115	7,816,469
Rubicon Technology, Inc. (I)(L)	8,515	193,205
Seoul Semiconductor Company, Ltd.	41,500	1,579,640
SunPower Corp., Class B (I)	124,395	1,724,115
Veeco Instruments, Inc. (I)(L)	53,370	1,861,012

		70,220,614
Software - 25.41%
Adobe Systems, Inc. (I)	67,500	1,765,125
Autodesk, Inc. (I)	121,077	3,870,832
Blackboard, Inc. (I)(L)	58,900	2,122,756
BMC Software, Inc. (I)	35,700	1,445,136
CA, Inc.	378,400	7,991,808
Cadence Design Systems, Inc. (I)(L)	283,400	2,162,342
Check Point Software Technologies, Ltd. (I)	27,600	1,019,268
Chinacache International
Holdings, Ltd., ADR (I)	4,480	62,272
Citrix Systems, Inc. (I)	95,425	6,511,802
CommVault Systems, Inc. (I)	49,700	1,293,691
Electronic Arts, Inc. (I)	273,486	4,493,375
Informatica Corp. (I)	81,525	3,131,375
Intuit, Inc. (I)	132,610	5,809,644
Longtop Financial Technologies, Ltd. (I)(L)	48,500	1,908,475
McAfee, Inc. (I)	133,200	6,295,032
Microsoft Corp.	726,820	17,799,814
Monotype Imaging Holdings, Inc. (I)	33,500	306,525
Nintendo Company, Ltd.	15,200	3,798,696
Reald, Inc. (I)	6,000	110,940
RealPage, Inc. (I)	13,700	261,396
Red Hat, Inc. (I)	171,290	7,022,890
Rovi Corp. (I)(L)	25,414	1,281,120
Salesforce.com, Inc. (I)(L)	71,870	8,035,066
SuccessFactors, Inc. (I)(L)	171,500	4,306,365
TIBCO Software, Inc. (I)	323,890	5,745,809
UBISOFT Entertainment SA (I)	78,811	879,644
VMware, Class A (I)(L)	1,270	107,874

		99,539,072

		344,854,095
Materials - 0.42%
Chemicals - 0.42%
Monsanto Company	17,000	814,810
Wacker Chemie AG	4,505	832,649

		1,647,459

		1,647,459

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 0.76%
Diversified Telecommunication Services - 0.22%
China Unicom, Ltd.	604,000	$878,927
Wireless Telecommunication Services - 0.54%
American Tower Corp., Class A (I)	2,465	126,356
Bharti Telecom, Ltd.	74,700	607,615
SBA Communications Corp., Class A (L)	33,795	1,361,939

		2,095,910

		2,974,837

TOTAL COMMON STOCKS (Cost $327,702,016)		$382,327,568

PREFERRED STOCKS - 0.28%
Consumer Discretionary - 0.28%
Internet & Catalog Retail - 0.28%
Silver Spring Networks (I)(R)	38,600	235,460
Twitter, Inc. (B)(I)	26,048	416,310
Youku.com, Inc. (I)	873,100	434,526

		1,086,296

		1,086,296

TOTAL PREFERRED STOCKS (Cost $1,236,836)		$1,086,296

INVESTMENT COMPANIES - 0.14%
Financials - 0.14%
iShares Asia Trust Fund	336,400	536,870

TOTAL INVESTMENT COMPANIES (Cost $556,212)		$536,870

SHORT-TERM INVESTMENTS - 19.61%
Short-Term Securities* - 1.35%
State Street Institutional U.S. Government
Money Market Fund, 0.1119% (Y)	$485,666	485,666
T. Rowe Price Prime Reserve Investment
Fund, 0.2943% (Y)	4,811,993	4,811,993

		5,297,659
Securities Lending Collateral - 18.26%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	7,148,794	71,550,846

TOTAL SHORT-TERM INVESTMENTS (Cost $76,856,335)		$76,848,505

Total Investments (Science & Technology Trust)
(Cost $406,351,399) - 117.62%		$460,799,239
Other assets and liabilities, net - (17.62%)		(69,028,842)

TOTAL NET ASSETS - 100.00%		$391,770,397

Short Term Government Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 89.64%
Federal Agricultural Mortgage Corp. - 11.90%
2.125%, 09/15/2015	$16,420,000	$16,612,633
2.375%, 07/22/2015	20,010,000	20,536,743
3.250%, 08/11/2014	3,195,000	3,407,583
5.500%, 07/15/2011 (S)	29,660,000	30,840,409

		71,397,368
Federal Farm Credit Bank - 6.79%
1.840%, 03/01/2013	21,420,000	21,522,645

294

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Farm Credit Bank (continued)
2.625%, 04/17/2014	$7,910,000	$8,337,686
3.000%, 12/22/2014	1,640,000	1,649,763
3.875%, 10/07/2013	8,430,000	9,193,817

		40,703,911
Federal Home Loan Bank - 1.41%
3.625%, 10/18/2013	7,765,000	8,426,485
Federal Home Loan Mortgage Corp. - 13.55%
1.625%, 04/15/2013 to 06/28/2013	32,250,000	32,547,195
1.875%, 03/08/2013	23,000,000	23,122,038
2.875%, 02/09/2015	6,680,000	7,114,440
3.147%, 11/01/2033 (P)	78,813	82,694
4.500%, 11/01/2024	8,764,510	9,217,895
5.398%, 01/01/2037 (P)	503,776	533,373
5.500%, 11/01/2035	1,500,061	1,601,473
5.602%, 05/01/2037 (P)	715,323	753,216
6.000%, 11/01/2028 to 12/01/2028	434,908	479,037
6.500%, 11/01/2037 to 04/01/2039	1,709,464	1,862,355
7.000%, 02/01/2011 to 06/01/2032	627,205	692,973
9.000%, 10/01/2017	9,246	10,366
9.500%, 08/01/2020	43,465	50,578
12.000%, 07/01/2020	4,901	5,522
6.500%, 04/01/2038	2,910,603	3,176,423

		81,249,578
Federal National Mortgage Association - 19.98%
1.500%, 09/08/2014	14,680,000	14,693,804
1.750%, 02/22/2013	5,730,000	5,875,817
1.850%, 03/25/2013	7,530,000	7,572,522
1.875%, 09/09/2015	7,340,000	7,355,378
2.000%, 04/15/2013	17,575,000	17,699,783
2.050%, 01/28/2013	3,705,000	3,719,583
2.375%, 01/01/2033 (P)	28,204	29,394
2.375%, 07/28/2015	7,040,000	7,317,890
2.560%, 09/01/2033 (P)	213,413	223,654
3.000%, 05/12/2015	12,000,000	12,032,532
3.547%, 12/01/2036 (P)	79,839	83,898
3.577%, 07/01/2039 (P)	92,118	96,176
4.194%, 09/01/2039 (P)	887,603	934,889
4.195%, 08/01/2039 (P)	3,217,429	3,369,036
4.259%, 05/01/2034 (P)	213,950	225,885
4.500%, 06/01/2023 to 05/01/2025	9,962,269	10,494,456
4.896%, 12/01/2038 (P)	90,889	96,859
5.000%, 04/01/2019 to 03/01/2025	3,853,335	4,102,280
5.176%, 04/01/2048 (P)	35,951	38,400
5.500%, 04/01/2018 to 05/01/2038	13,038,044	13,948,853
6.000%, 01/01/2011 to 03/01/2037	5,753,645	6,245,039
6.500%, 02/01/2026 to 06/01/2029	418,831	465,820
7.000%, 12/01/2010 to 07/01/2034	1,332,059	1,477,877
7.500%, 09/01/2029 to 07/01/2034	589,749	668,884
8.000%, 07/01/2014 to 03/01/2033	659,142	747,705
8.500%, 08/01/2019	157,162	179,858
9.000%, 05/01/2021	7,741	8,476
11.500%, 09/15/2013 to 09/01/2019	26,287	28,652
12.000%, 01/01/2013 to 04/20/2016	80,356	90,565
12.500%, 01/01/2013 to 09/20/2015	14,110	15,728
13.500%, 11/15/2014	6,766	7,318

		119,847,011
Government National Mortgage Association - 3.63%
3.500%, 10/20/2039 (P)	3,590,845	3,772,332
3.750%, 10/20/2039 (P)	2,332,665	2,456,722
4.000%, 08/20/2039 to 12/20/2039 (P)	11,119,968	11,785,643
5.000%, 03/20/2040	292,459	312,280

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Government National Mortgage Association (continued)
6.000%, 09/15/2038 to 01/20/2039	$1,717,143	$1,862,066
6.500%, 02/15/2034 to 09/15/2034	657,069	732,375
7.500%, 02/15/2022 to 12/15/2027	293,702	335,300
8.000%, 12/15/2025	134,997	142,755
8.500%, 11/15/2015 to 06/15/2025	335,721	380,425
11.000%, 09/15/2015	1,275	1,473

		21,781,371
Tennessee Valley Authority - 12.53%
4.375%, 06/15/2015	20,195,000	22,777,860
4.750%, 08/01/2013	6,925,000	7,669,306
6.000%, 03/15/2013	6,365,000	7,178,173
6.790%, 05/23/2012	30,729,000	33,848,732
7.140%, 05/23/2012	3,300,000	3,643,471

		75,117,542
Treasury Inflation Protected Securities (D) - 1.90%
1.875%, 07/15/2013	10,718,610	11,392,714
U.S. Treasury Notes - 17.95%
0.750%, 08/15/2013	17,760,000	17,829,375
1.125%, 12/15/2012	12,435,000	12,610,843
1.250%, 08/31/2015	5,410,000	5,410,000
1.500%, 12/31/2013	2,885,000	2,957,350
1.750%, 03/31/2014	2,730,000	2,818,938
1.875%, 06/15/2012 to 06/30/2015	18,055,000	18,543,947
2.125%, 05/31/2015	29,030,000	30,272,774
2.500%, 03/31/2015 to 04/30/2015	16,245,000	17,225,916

		107,669,143

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $526,745,367)		$537,585,123

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.32%
U.S. Government Agency - 6.32%
Federal Home Loan Mortgage Corp.
Series 3573, Class MA,
4.000%, 07/15/2022	2,191,910	2,336,507
Series 3545, Class PA,
4.000%, 06/15/2039	240,133	247,294
Series 3591, Class TA,
4.000%, 06/15/2039	1,071,297	1,125,408
Series 2525, Class AM,
4.500%, 04/15/2032	692,679	731,415
Series 3499, Class PA,
4.500%, 08/15/2036	1,902,479	1,994,414
Federal National Mortgage Association
Series 2010-72, Class CA,
4.500%, 01/25/2028	9,740,547	10,436,255
Series 2010-53, Class MA,
4.500%, 09/25/2037	5,943,504	6,275,686
Series 2003-W14, Class 2A,
4.504%, 01/25/2043 (P)	1,223,652	1,286,364
Government National Mortgage Association
Series 2009-102, Class MA,
4.000%, 06/16/2039	1,134,120	1,192,244
Series 2010-88, Class BA,
4.500%, 01/20/2036	10,029,634	10,591,478
Series 2010-91, Class GA,
4.500%, 09/20/2036	1,589,711	1,699,381

		37,916,446

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $37,424,502)		$37,916,446

295

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.00%
Financials - 0.00%
Federal Home Loan Mortgage
Corp., Series Z, (I)	$39,750	$17,093
Federal National Mortgage Association,
Series S (8.250% to 12-13-10, then higher
of 3 month LIBOR + 4.230% or 7.750%) (I)	28,575	12,430

		29,523

TOTAL PREFERRED STOCKS (Cost $1,708,125)		$29,523

SHORT-TERM INVESTMENTS - 1.40%
SHORT-TERM SECURITIES - 1.40%
Federal Home Loan Bank Discount Notes,
0.010%, 10/01/2010	$8,400,000	8,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $8,400,000)		$8,400,000

Total Investments (Short Term Government Income Trust)
(Cost $574,277,994) - 97.36%		$583,931,092
Other assets and liabilities, net - 2.64%		15,811,646

TOTAL NET ASSETS - 100.00%		$599,742,738

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.59%
Consumer Discretionary - 18.30%
Distributors - 0.83%
LKQ Corp. (I)	144,300	$3,001,440
Diversified Consumer Services - 2.06%
Grand Canyon Education, Inc. (I)	172,360	3,779,855
Navitas, Ltd.	428,020	1,760,261
Steiner Leisure, Ltd. (I)	49,807	1,897,647

		7,437,763
Hotels, Restaurants & Leisure - 4.42%
AFC Enterprises, Inc. (I)	95,141	1,179,748
Domino’s Pizza UK & IRL PLC	470,621	3,475,973
Home Inns & Hotels Management,
Inc., ADR (I)	45,841	2,266,379
Penn National Gaming, Inc. (I)	127,870	3,786,231
The Cheesecake Factory, Inc. (I)	128,042	3,389,272
Wyndham Worldwide Corp.	69,330	1,904,495

		16,002,098
Household Durables - 2.97%
Jarden Corp.	126,910	3,950,708
Tempur-Pedic International, Inc. (I)	219,108	6,792,348

		10,743,056
Leisure Equipment & Products - 2.09%
Brunswick Corp. (L)	245,778	3,740,741
RC2 Corp. (I)	181,620	3,804,939

		7,545,680
Media - 0.30%
Stroer Out-of-Home Media AG (I)	36,738	1,089,538
Specialty Retail - 2.05%
Dick’s Sporting Goods, Inc. (I)	143,570	4,025,703
The Children’s Place Retail Stores, Inc. (I)	69,766	3,402,488

		7,428,191

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 3.58%
Carter’s, Inc. (I)	139,080	$3,661,976
Columbia Sportswear Company	24,200	1,414,248
Crocs, Inc. (I)(L)	13,130	170,821
Hanesbrands, Inc. (I)	298,598	7,721,744

		12,968,789

		66,216,555
Consumer Staples - 3.47%
Beverages - 0.66%
Central European Distribution Corp. (I)	107,341	2,395,851
Food Products - 1.78%
Green Mountain Coffee Roasters, Inc. (I)(L)	206,860	6,451,963
Personal Products - 1.03%
Herbalife, Ltd.	61,500	3,711,525

		12,559,339
Energy - 2.94%
Energy Equipment & Services - 2.06%
Dril-Quip, Inc. (I)	78,320	4,864,455
Oceaneering International, Inc. (I)	47,770	2,572,892

		7,437,347
Oil, Gas & Consumable Fuels - 0.88%
Overseas Shipholding Group, Inc.	93,040	3,193,133

		10,630,480
Financials - 1.75%
Capital Markets - 0.79%
Stifel Financial Corp. (I)	61,665	2,854,473
Commercial Banks - 0.25%
East West Bancorp, Inc.	56,548	920,601
Insurance - 0.71%
Assured Guaranty, Ltd.	149,880	2,564,447

		6,339,521
Health Care - 18.88%
Biotechnology - 4.86%
Alkermes, Inc. (I)	174,226	2,552,411
Cubist Pharmaceuticals, Inc. (I)	47,090	1,101,435
Incyte Corp. (I)(L)	222,500	3,557,775
Onyx Pharmaceuticals, Inc. (I)	73,800	1,946,844
Pharmasset, Inc. (I)	57,200	1,687,400
Regeneron Pharmaceuticals, Inc. (I)(L)	115,880	3,175,112
Rigel Pharmaceuticals, Inc. (I)	188,100	1,581,921
Seattle Genetics, Inc. (I)	128,960	2,002,749

		17,605,647
Health Care Equipment & Supplies - 2.81%
American Medical Systems
Holdings, Inc. (I)(L)	161,030	3,152,967
Cyberonics, Inc. (I)	77,665	2,072,102
Volcano Corp. (I)	190,970	4,961,401

		10,186,470
Health Care Providers & Services - 4.21%
Accretive Health, Inc. (I)(L)	39,750	430,493
Fleury SA	261,300	3,243,085
Healthsouth Corp. (I)(L)	137,445	2,638,944
Lincare Holdings, Inc. (L)	134,865	3,383,763
Owens & Minor, Inc.	136,535	3,885,786
Team Health Holdings, Inc. (I)	127,205	1,642,217

		15,224,288

296

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology - 2.21%
Allscripts-Misys Healthcare Solutions, Inc. (I)	194,100	$3,585,027
SXC Health Solutions Corp. (I)	120,740	4,403,388

		7,988,415
Life Sciences Tools & Services - 3.62%
ICON PLC, SADR (I)	127,490	2,756,334
Parexel International Corp. (I)	203,900	4,716,207
Pharmaceutical Product Development, Inc.	226,430	5,613,200

		13,085,741
Pharmaceuticals - 1.17%
Auxilium Pharmaceuticals, Inc. (I)(L)	49,184	1,218,780
Salix Pharmaceuticals, Ltd. (I)	75,550	3,000,846

		4,219,626

		68,310,187
Industrials - 22.49%
Aerospace & Defense - 0.68%
AerCap Holdings NV (I)	140,360	1,660,459
Moog, Inc., Class A (I)	22,857	811,652

		2,472,111
Airlines - 2.11%
Allegiant Travel Company	58,013	2,455,110
Copa Holdings SA, Class A	95,690	5,158,648

		7,613,758
Building Products - 0.88%
NCI Building Systems, Inc. (I)	2,600	24,778
Trex Company, Inc. (I)(L)	166,181	3,169,072

		3,193,850
Commercial Services & Supplies - 4.13%
Corrections Corp. of America (I)	361,020	8,909,974
Knoll, Inc. (L)	167,583	2,599,212
SYKES Enterprises, Inc. (I)	252,975	3,435,401

		14,944,587
Construction & Engineering - 1.19%
Aecom Technology Corp. (I)	176,800	4,289,168
Electrical Equipment - 2.05%
Regal-Beloit Corp.	126,500	7,424,285
Machinery - 2.67%
ArvinMeritor, Inc. (I)(L)	349,570	5,432,318
Lindsay Corp. (L)	47,113	2,040,935
Wabash National Corp. (I)	270,342	2,187,067

		9,660,320
Professional Services - 1.26%
The Advisory Board Company (I)	103,380	4,564,227
Road & Rail - 4.79%
J.B. Hunt Transport Services, Inc.	153,160	5,314,652
Localiza Rent A Car SA	322,060	5,415,252
Old Dominion Freight Lines, Inc. (I)	165,140	4,197,859
Vitran Corp., Inc. (I)	219,149	2,399,682

		17,327,445
Trading Companies & Distributors - 2.73%
Beacon Roofing Supply, Inc. (I)	211,700	3,084,469
Rush Enterprises, Inc., Class A (I)	244,945	3,757,456
United Rentals, Inc. (I)	205,520	3,049,917

		9,891,842

		81,381,593

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Information Technology - 28.23%
Communications Equipment - 6.25%
Acme Packet, Inc. (I)	56,800	$2,154,992
Aruba Networks, Inc. (I)	131,430	2,804,716
CommScope, Inc. (I)	70,500	1,673,670
Finisar Corp. (I)(L)	247,570	4,651,840
Ixia (I)	136,450	1,691,980
Polycom, Inc. (I)	188,120	5,131,914
Riverbed Technology, Inc. (I)	98,610	4,494,644

		22,603,756
Computers & Peripherals - 1.02%
Lexmark International, Inc., Class A (I)	83,020	3,704,352
Electronic Equipment, Instruments & Components - 3.68%
Hollysys Automation Technologies, Ltd. (I)(L)	75,910	849,433
Jabil Circuit, Inc.	339,170	4,887,440
Multi-Fineline Electronix, Inc. (I)	25,550	561,845
Plexus Corp. (I)	76,850	2,255,547
Sanmina-SCI Corp. (I)	394,100	4,760,728

		13,314,993
Internet Software & Services - 2.74%
Equinix, Inc. (I)(L)	41,870	4,285,395
GSI Commerce, Inc. (I)(L)	132,460	3,271,762
VistaPrint NV (I)(L)	61,270	2,368,085

		9,925,242
Semiconductors & Semiconductor Equipment - 6.37%
Applied Micro Circuits Corp. (I)(L)	346,520	3,465,200
Atheros Communications, Inc. (I)	80,170	2,112,480
Cavium Networks, Inc. (I)	83,300	2,395,708
Netlogic Microsystems, Inc. (I)(L)	85,460	2,356,987
OmniVision Technologies, Inc. (I)	148,200	3,414,528
Power Integrations, Inc. (L)	89,360	2,840,754
Skyworks Solutions, Inc. (I)	312,850	6,469,738

		23,055,395
Software - 8.17%
Concur Technologies, Inc. (I)(L)	67,690	3,346,594
Informatica Corp. (I)(L)	162,540	6,243,161
Parametric Technology Corp. (I)	225,550	4,407,247
QLIK Technologies, Inc. (I)	64,100	1,413,405
Quest Software, Inc. (I)	23,900	587,701
Rovi Corp. (I)(L)	70,630	3,560,457
SuccessFactors, Inc. (I)(L)	183,770	4,614,465
TIBCO Software, Inc. (I)	100,410	1,781,273
Totvs SA	32,400	2,487,447
Websense, Inc. (I)	62,430	1,107,508

		29,549,258

		102,152,996
Materials - 2.25%
Chemicals - 0.79%
LSB Industries, Inc. (I)	154,220	2,863,865
Containers & Packaging - 1.46%
Silgan Holdings, Inc.	166,260	5,270,442

		8,134,307
Telecommunication Services - 1.28%
Wireless Telecommunication Services - 1.28%
MetroPCS Communications, Inc. (I)(L)	442,980	4,633,571

TOTAL COMMON STOCKS (Cost $317,796,572)		$360,358,549

297

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 24.48%
Securities Lending Collateral - 24.48%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	$8,851,804	$88,595,934

TOTAL SHORT-TERM INVESTMENTS (Cost $88,599,998)		$88,595,934

Total Investments (Small Cap Growth Trust)
(Cost $406,396,570) - 124.07%		$448,954,483
Other assets and liabilities, net - (24.07%)		(87,110,038)

TOTAL NET ASSETS - 100.00%		$361,844,445

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.72%
Consumer Discretionary - 13.42%
Auto Components - 0.82%
American Axle & Manufacturing
Holdings, Inc. (I)	40,582	$366,050
Amerigon, Inc. (I)	15,230	156,869
Cooper Tire & Rubber Company (L)	40,794	800,786
Dana Holding Corp. (I)	94,126	1,159,632
Dorman Products, Inc. (I)	7,680	236,698
Drew Industries, Inc. (I)	12,900	269,094
Exide Technologies (I)	51,447	246,431
Fuel Systems Solutions, Inc. (I)(L)	9,604	375,612
Modine Manufacturing Company (I)	31,263	405,481
Spartan Motors, Inc.	24,380	113,123
Standard Motor Products, Inc.	13,671	143,956
Stoneridge, Inc. (I)	10,798	113,487
Superior Industries International, Inc. (L)	16,057	277,465
Tenneco, Inc. (I)	40,123	1,162,363

		5,827,047
Automobiles - 0.03%
Winnebago Industries, Inc. (I)(L)	19,863	206,972
Commercial Services & Supplies - 0.00%
Actrade Financial Technologies, Ltd. (I)	722	0
Distributors - 0.05%
Audiovox Corp., Class A (I)	13,252	90,644
Core-Mark Holding Company, Inc. (I)(L)	7,869	243,624

		334,268
Diversified Consumer Services - 1.21%
American Public Education, Inc. (I)(L)	12,521	411,440
Bridgepoint Education, Inc. (I)(L)	13,093	202,418
Capella Education Company (I)(L)	11,328	879,279
Coinstar, Inc. (I)(L)	21,282	914,913
Corinthian Colleges, Inc. (I)(L)	59,243	415,886
CPI Corp.	3,890	100,673
Grand Canyon Education, Inc. (I)(L)	21,019	460,947
K12, Inc. (I)(L)	17,085	495,978
Lincoln Educational Services Corp. (I)	11,642	167,761
Mac-Gray Corp.	9,883	119,881
Matthews International Corp., Class A	20,308	718,091
Pre-Paid Legal Services, Inc. (I)(L)	5,131	320,636
Regis Corp. (L)	38,725	740,809
Sotheby’s (L)	45,101	1,660,619
Steiner Leisure, Ltd. (I)	10,184	388,010
Stewart Enterprises, Inc., Class A (L)	54,455	293,512

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.	14,290	$279,370

		8,570,223
Hotels, Restaurants & Leisure - 2.42%
AFC Enterprises, Inc. (I)	19,357	240,027
Ambassadors Group, Inc.	14,529	164,759
Ameristar Casinos, Inc.	18,931	330,346
Biglari Holdings, Inc. (I)	990	325,364
BJ’s Restaurants, Inc. (I)(L)	15,434	434,621
Bob Evans Farms, Inc.	20,856	585,428
Boyd Gaming Corp. (I)(L)	36,908	267,583
Buffalo Wild Wings, Inc. (I)(L)	12,258	587,036
California Pizza Kitchen, Inc. (I)	13,163	224,561
CEC Entertainment, Inc. (I)	14,967	513,817
Churchill Downs, Inc. (L)	8,129	290,368
Cracker Barrel Old Country Store, Inc. (L)	16,148	819,672
Denny’s Corp. (I)	70,776	220,113
DineEquity, Inc. (I)(L)	12,163	547,092
Domino’s Pizza, Inc. (I)	25,294	334,387
Gaylord Entertainment Company (I)(L)	23,543	718,062
Interval Leisure Group, Inc. (I)	27,587	371,597
Isle of Capri Casinos, Inc. (I)(L)	11,985	85,813
Jack in the Box, Inc. (I)	37,086	795,124
Jamba, Inc. (I)	44,847	98,215
Krispy Kreme Doughnuts, Inc. (I)	41,310	189,200
Landry’s Restaurants, Inc. (I)(L)	5,372	131,560
Life Time Fitness, Inc. (I)(L)	28,131	1,110,331
Marcus Corp.	14,950	177,158
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	12,515	97,367
Monarch Casino & Resort, Inc. (I)	8,349	93,592
Morgans Hotel Group Company (I)(L)	16,701	122,251
Multimedia Games, Inc. (I)	23,002	85,107
O’Charley’s, Inc. (I)	13,745	98,827
Orient Express Hotels, Ltd., Class A (I)(L)	61,487	685,580
P.F. Chang’s China Bistro, Inc. (L)	15,544	718,133
Papa John’s International, Inc. (I)	14,621	385,702
Peet’s Coffee & Tea, Inc. (I)(L)	8,179	279,967
Pinnacle Entertainment, Inc. (I)	41,487	462,580
Red Robin Gourmet Burgers, Inc. (I)	10,758	210,964
Ruby Tuesday, Inc. (I)(L)	43,522	516,606
Ruth’s Hospitality Group, Inc. (I)(L)	22,597	90,614
Scientific Games Corp. (I)(L)	44,026	427,052
Shuffle Master, Inc. (I)	37,211	312,945
Sonic Corp. (I)	42,208	341,041
Speedway Motorsports, Inc.	9,481	148,662
Texas Roadhouse, Inc., Class A (I)	38,820	545,809
The Cheesecake Factory, Inc. (I)(L)	40,434	1,070,288
Vail Resorts, Inc. (I)	24,567	921,754

		17,177,075
Household Durables - 0.76%
American Greetings Corp., Class A	26,658	495,572
Beazer Homes USA, Inc. (I)(L)	50,978	210,539
Blyth, Inc.	4,004	165,125
Cavco Industries, Inc. (I)	5,033	180,735
CSS Industries, Inc.	6,586	113,872
Ethan Allen Interiors, Inc. (L)	16,679	291,215
Furniture Brands International, Inc. (I)(L)	29,563	159,049
Helen of Troy, Ltd. (I)	20,487	518,116
Hooker Furniture Corp.	8,497	98,820
Hovnanian Enterprises, Inc., Class A (I)(L)	36,043	141,649
iRobot Corp. (I)(L)	14,169	263,118
Kid Brands, Inc. (I)	10,183	87,574
La-Z-Boy, Inc. (I)	34,476	290,977

298

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Libbey, Inc. (I)	11,948	$157,355
Lifetime Brands, Inc. (I)	7,192	108,599
M/I Homes, Inc. (I)(L)	13,163	136,500
Meritage Homes Corp. (I)	21,651	424,793
National Presto Industries, Inc.	3,203	341,023
Ryland Group, Inc. (L)	29,648	531,292
Sealy Corp. (I)(L)	33,367	81,415
Skyline Corp.	5,420	109,809
Standard Pacific Corp. (I)(L)	72,215	286,694
Universal Electronics, Inc. (I)	9,690	202,037

		5,395,878
Internet & Catalog Retail - 0.39%
Blue Nile, Inc. (I)(L)	8,639	384,349
drugstore.com, Inc. (I)	66,946	128,536
Gaiam, Inc., Class A	14,321	95,807
HSN, Inc. (I)	26,288	786,011
NutriSystem, Inc. (L)	21,275	409,331
Overstock.com, Inc. (I)(L)	10,146	159,495
PetMed Express, Inc. (L)	16,138	282,415
Shutterfly, Inc. (I)	18,290	475,357
Vitacost.com, Inc. (I)	10,741	64,553

		2,785,854
Leisure Equipment & Products - 0.74%
Arctic Cat, Inc. (I)	9,569	98,082
Brunswick Corp. (L)	59,625	907,493
Callaway Golf Company (L)	44,338	310,366
Eastman Kodak Company (I)(L)	181,353	761,683
Jakks Pacific, Inc. (I)(L)	19,677	347,102
Leapfrog Enterprises, Inc. (I)	24,505	134,287
Polaris Industries, Inc. (L)	20,927	1,362,348
Pool Corp. (L)	33,700	676,359
RC2 Corp. (I)	15,148	317,351
Smith & Wesson Holding Corp. (I)(L)	40,736	145,020
Sturm Ruger & Company, Inc. (L)	13,741	187,427

		5,247,518
Media - 1.32%
AH Belo Corp. (I)	13,427	94,929
Arbitron, Inc.	18,006	503,628
Ascent Media Corp., Class A (I)	10,260	274,045
Ballantyne of Omaha, Inc. (I)	11,215	97,010
Belo Corp., Class A (I)	62,119	385,138
Carmike Cinemas, Inc. (I)	7,858	68,522
Cinemark Holdings, Inc.	37,951	611,011
CKX, Inc. (I)	37,441	183,461
Cumulus Media, Inc., Class A (I)(L)	18,519	52,038
Dex One Corp. (I)	34,031	417,901
Entercom Communications
Corp., Class A (I)(L)	16,997	133,596
Entravision Communications Corp. (I)	38,189	75,996
EW Scripps Company (I)	21,887	172,470
Fisher Communications, Inc. (I)	5,548	96,702
Global Sources, Ltd. (I)(L)	16,984	128,229
Gray Television, Inc. (I)(L)	35,755	71,868
Harte-Hanks, Inc. (L)	26,382	307,878
Journal Communications, Inc., Class A (I)	29,881	134,763
Knology, Inc. (I)	21,361	286,878
Lee Enterprises, Inc. (I)(L)	33,820	90,638
LIN TV Corp., Class A (I)	22,164	98,408
Lions Gate Entertainment Corp. (I)	47,100	346,185
Live Nation Entertainment, Inc. (I)	94,362	932,297
LodgeNet Interactive Corp. (I)(L)	19,208	53,782
Martha Stewart Living Omnimedia,
Inc., Class A (I)(L)	20,344	96,431

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Media General, Inc., Class A (I)(L)	15,807	$141,631
Mediacom Communications
Corp., Class A (I)(L)	28,170	186,204
National CineMedia, Inc. (L)	29,754	532,597
Playboy Enterprises, Inc., Class B (I)	15,641	80,395
Rentrak Corp. (I)	6,825	172,468
Scholastic Corp.	20,630	573,927
Sinclair Broadcast Group, Inc., Class A (I)	32,073	225,152
SuperMedia, Inc. (I)(L)	8,929	94,380
The McClatchy Company, Class A (I)(L)	41,192	161,885
Valassis Communications, Inc. (I)	33,561	1,137,382
Warner Music Group Corp. (I)	30,134	135,603
World Wrestling Entertainment,
Inc., Class A (L)	17,326	241,005

		9,396,433
Multiline Retail - 0.39%
99 Cents Only Stores (I)	31,010	585,469
Dillard’s, Inc., Class A (L)	30,818	728,538
Fred’s, Inc., Class A	27,773	327,721
Retail Ventures, Inc. (I)	16,181	174,108
Saks, Inc. (I)(L)	90,692	779,951
The Bon-Ton Stores, Inc. (I)(L)	8,971	91,235
Tuesday Morning Corp. (I)	21,488	102,498

		2,789,520
Specialty Retail - 3.27%
Americas Car-Mart, Inc. (I)	7,613	191,695
AnnTaylor Stores Corp. (I)	39,592	801,342
Asbury Automotive Group, Inc. (I)	19,624	276,110
Barnes & Noble, Inc. (L)	25,997	421,411
Bebe Stores, Inc.	22,751	164,035
Big 5 Sporting Goods Corp.	15,879	213,096
Borders Group, Inc. (I)(L)	37,125	44,179
Brown Shoe Company, Inc.	29,420	337,447
Build A Bear Workshop, Inc. (I)	13,767	83,290
Cabela’s, Inc. (I)(L)	27,145	515,212
Casual Male Retail Group, Inc. (I)	31,879	130,066
Charming Shoppes, Inc. (I)(L)	78,336	275,743
Christopher & Banks Corp.	25,057	198,201
Citi Trends, Inc. (I)	10,131	245,272
Coldwater Creek, Inc. (I)(L)	41,352	217,925
Collective Brands, Inc. (I)(L)	43,561	703,075
Destination Maternity Corp. (I)	3,787	124,668
DSW, Inc., Class A (I)(L)	9,558	274,315
Express, Inc. (I)	10,790	164,116
Genesco, Inc. (I)	16,152	482,622
Group 1 Automotive, Inc. (I)(L)	16,616	496,486
Gymboree Corp. (I)	19,924	827,643
Haverty Furniture Companies, Inc.	13,643	148,845
hhgregg, Inc. (I)	8,971	222,122
Hibbett Sports, Inc. (I)(L)	19,742	492,563
Hot Topic, Inc. (L)	31,853	190,799
Jo-Ann Stores, Inc. (I)	18,480	823,284
Jos. A. Bank Clothiers, Inc. (I)(L)	18,543	790,117
Kirklands, Inc. (I)	11,744	162,772
Lithia Motors, Inc., Class A (L)	14,889	142,786
Lumber Liquidators Holdings, Inc. (I)(L)	15,210	373,710
MarineMax, Inc. (I)	16,260	114,470
Midas, Inc. (I)	11,532	87,759
Monro Muffler Brake, Inc.	13,558	625,159
OfficeMax, Inc. (I)	57,112	747,596
Pacific Sunwear of California, Inc. (I)(L)	46,032	240,747
Penske Auto Group, Inc. (I)(L)	29,874	394,337
PEP Boys - Manny, Moe & Jack	35,599	376,637

299

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Pier 1 Imports, Inc. (I)	70,562	$577,903
Rent-A-Center, Inc.	44,498	995,865
Rue21, Inc. (I)(L)	10,041	259,158
Sally Beauty Holdings, Inc. (I)(L)	64,264	719,757
Select Comfort Corp. (I)	36,729	249,023
Shoe Carnival, Inc. (I)	6,620	133,856
Sonic Automotive, Inc. (I)(L)	27,035	265,754
Stage Stores, Inc.	26,467	344,071
Stein Mart, Inc. (I)	18,775	165,783
Systemax, Inc.	7,673	94,224
Talbots, Inc. (I)(L)	47,507	622,342
The Buckle, Inc. (L)	17,519	464,954
The Cato Corp., Class A	19,069	510,286
The Children’s Place Retail Stores, Inc. (I)(L)	18,667	910,390
The Dress Barn, Inc. (I)	39,971	949,311
The Finish Line, Inc., Class A	34,402	478,532
The Men’s Wearhouse, Inc. (L)	35,224	837,979
The Wet Seal, Inc., Class A (I)	70,450	238,826
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	21,241	620,237
Vitamin Shoppe, Inc. (I)	10,795	296,323
West Marine, Inc. (I)	11,225	114,046
Zumiez, Inc. (I)(L)	13,958	295,351

		23,265,623
Textiles, Apparel & Luxury Goods - 2.02%
Carter’s, Inc. (I)	39,825	1,048,592
Cherokee, Inc.	6,668	121,624
Columbia Sportswear Company (L)	7,706	450,339
Crocs, Inc. (I)(L)	57,815	752,173
Culp, Inc. (I)	7,201	70,570
Deckers Outdoor Corp. (I)	26,002	1,299,060
G-III Apparel Group, Ltd. (I)	10,498	329,427
Iconix Brand Group, Inc. (I)	48,677	851,848
Joe’s Jeans, Inc. (I)(L)	34,170	72,099
Jones Apparel Group, Inc.	58,484	1,148,626
K-Swiss, Inc., Class A (I)	18,651	237,800
Liz Claiborne, Inc. (I)(L)	63,985	389,029
Maidenform Brands, Inc. (I)	15,519	447,723
Movado Group, Inc. (I)(L)	11,422	124,271
Oxford Industries, Inc.	9,565	227,456
Perry Ellis International, Inc. (I)	7,185	156,992
Quiksilver, Inc. (I)(L)	87,447	341,918
RG Barry Corp.	8,774	90,284
Skechers U.S.A., Inc., Class A (I)	23,177	544,428
Steven Madden, Ltd. (I)	16,562	680,036
The Timberland Company, Class A (I)	27,888	552,461
The Warnaco Group, Inc. (I)	29,758	1,521,527
True Religion Apparel, Inc. (I)(L)	17,248	368,072
Under Armour, Inc., Class A (I)(L)	23,552	1,060,782
Unifi, Inc. (I)	30,404	137,122
Volcom, Inc. (I)(L)	13,299	254,277
Weyco Group, Inc.	6,107	147,912
Wolverine World Wide, Inc. (L)	33,359	967,745

		14,394,193

		95,390,604
Consumer Staples - 2.98%
Beverages - 0.11%
Boston Beer Company, Inc. (I)	5,998	401,086
Coca-Cola Bottling Company Consolidated	3,276	173,399
Heckmann Corp. (I)	60,845	237,296

		811,781
Food & Staples Retailing - 0.93%
Casey’s General Stores, Inc. (L)	34,476	1,439,373

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Ingles Markets, Inc.	11,351	$188,540
Nash Finch Company	8,980	382,009
Pricesmart, Inc.	10,843	315,857
Rite Aid Corp. (I)	381,085	359,363
Ruddick Corp.	29,707	1,030,239
Spartan Stores, Inc.	16,750	242,875
The Andersons, Inc. (L)	12,526	474,735
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	23,814	94,303
The Pantry, Inc. (I)	16,042	386,773
United Natural Foods, Inc. (I)	29,250	969,345
Village Super Market, Inc.	5,614	156,855
Weis Markets, Inc.	7,972	311,944
Winn-Dixie Stores, Inc. (I)(L)	37,970	270,726

		6,622,937
Food Products - 1.18%
B&G Foods, Inc.	32,929	359,585
Cal-Maine Foods, Inc. (L)	9,954	288,467
Calavo Growers, Inc. (L)	8,265	179,185
Chiquita Brands International, Inc. (I)(L)	30,507	403,913
Darling International, Inc. (I)	56,548	481,789
Diamond Foods, Inc. (L)	14,941	612,432
Dole Food Company, Inc. (I)(L)	24,727	226,252
Fresh Del Monte Produce, Inc. (I)(L)	26,586	576,916
Imperial Sugar Company (L)	9,644	126,144
J & J Snack Foods Corp.	9,972	418,126
John B. Sanfilippo & Son, Inc. (I)	7,979	105,323
Lancaster Colony Corp. (L)	13,221	627,998
Lance, Inc.	17,749	378,054
Limoneira Colimoneira Co (L)	5,768	116,168
Pilgrim’s Pride Corp. (I)(L)	33,089	185,960
Sanderson Farms, Inc. (L)	15,425	667,748
Seneca Foods Corp., Class A (I)(L)	6,183	161,933
Smart Balance, Inc. (I)	44,024	170,813
Synutra International, Inc. (I)(L)	12,814	148,002
The Hain Celestial Group, Inc. (I)(L)	27,916	669,426
Tootsie Roll Industries, Inc. (L)	16,643	414,078
TreeHouse Foods, Inc. (I)(L)	23,502	1,083,442

		8,401,754
Household Products - 0.18%
Central Garden & Pet Company, Class A (I)	38,245	396,218
Oil-Dri Corp of America	5,351	115,100
Spectrum Brands Holdings, Inc. (I)	12,284	333,879
WD-40 Company	11,653	443,047

		1,288,244
Personal Products - 0.35%
Elizabeth Arden, Inc. (I)	16,969	339,210
Inter Parfums, Inc.	10,091	177,501
Medifast, Inc. (I)	9,163	248,592
Nu Skin Enterprises, Inc., Class A	32,946	948,845
Nutraceutical International Corp. (I)	7,868	123,449
Prestige Brands Holdings, Inc. (I)	29,035	287,156
Revlon, Inc. (I)	7,656	96,619
The Female Health Company	15,465	79,645
USANA Health Sciences, Inc. (I)	4,131	166,727

		2,467,744
Tobacco - 0.23%
Alliance One International, Inc. (I)(L)	61,561	255,478
Star Scientific, Inc. (I)(L)	66,289	139,207
Universal Corp. (L)	16,110	645,850

300

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd. (L)	30,657	$573,283

		1,613,818

		21,206,278
Energy - 5.28%
Energy Equipment & Services - 1.86%
Basic Energy Services, Inc. (I)	16,723	142,480
Bristow Group, Inc. (I)	24,323	877,574
Cal Dive International, Inc. (I)	64,076	350,496
CARBO Ceramics, Inc.	12,818	1,038,258
Complete Production Services, Inc. (I)	52,452	1,072,643
Dawson Geophysical Company (I)	6,163	164,244
Dril-Quip, Inc. (I)	22,833	1,418,158
Global Industries, Ltd. (I)	68,787	376,265
Gulf Islands Fabrication, Inc.	10,602	192,956
Gulfmark Offshore, Inc., Class A (I)	15,916	488,940
Halliburton Company	2,430	80,374
Helix Energy Solutions Group, Inc. (I)	70,427	784,557
Hercules Offshore, Inc. (I)(L)	78,874	209,016
Hornbeck Offshore Services, Inc. (I)	15,963	311,119
ION Geophysical Corp. (I)	85,327	438,581
Key Energy Services, Inc. (I)	84,252	801,237
Lufkin Industries, Inc. (L)	20,299	891,126
Matrix Service Company (I)	18,808	164,570
Natural Gas Services Group, Inc. (I)	9,524	140,669
Newpark Resources, Inc. (I)	60,085	504,714
OYO Geospace Corp. (I)	2,944	170,399
Parker Drilling Company (I)	79,239	344,690
PHI, Inc. (I)	10,144	164,130
Pioneer Drilling Company (I)	37,919	241,923
RPC, Inc. (L)	19,612	414,990
Seahawk Drilling, Inc. (I)	8,547	72,308
T-3 Energy Services, Inc. (I)	9,243	241,704
Tesco Corp. (I)	20,897	251,391
TetraTechnologies, Inc. (I)	51,185	522,087
Vantage Drilling Company (I)	88,201	141,122
Willbros Group, Inc. (I)	27,326	250,579

		13,263,300
Oil, Gas & Consumable Fuels - 3.42%
Abraxas Petroleum Corpabraxas
Petroleum Corp. (I)	49,527	140,657
American Oil & Gas, Inc. (I)	33,996	275,368
Apco Oil and Gas International, Inc.	6,108	211,398
ATP Oil & Gas Corp. (I)(L)	30,102	410,892
Berry Petroleum Company, Class A (L)	34,237	1,086,340
Bill Barrett Corp. (I)	30,590	1,101,240
BPZ Resources, Inc. (I)(L)	65,431	250,601
Brigham Exploration Company (I)(L)	78,213	1,466,494
Callon Petroleum Company (I)(L)	20,645	102,193
Camac Energy, Inc. (I)(L)	32,686	104,268
Carrizo Oil & Gas, Inc. (I)(L)	21,105	505,254
Cheniere Energy, Inc. (I)(L)	43,086	108,577
Clayton Williams Energy, Inc. (I)	4,146	209,746
Clean Energy Fuels Corp. (I)(L)	27,001	383,684
Cloud Peak Energy, Inc. (I)	21,407	390,678
Contango Oil & Gas Company (I)	8,041	403,337
Crosstex Energy, Inc. (I)(L)	28,206	222,827
CVR Energy, Inc. (I)	21,045	173,621
Delta Petroleum Corp. (I)(L)	128,200	100,842
DHT Holdings, Inc.	37,811	156,159
Endeavour International Corp. (I)(L)	101,277	130,647
Energy Partners, Ltd. (I)	19,466	233,787
Energy XXI Bermuda, Ltd. (I)(L)	34,099	788,028
FX Energy, Inc. (I)(L)	34,119	141,253

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Gastar Exploration, Ltd. (I)	32,513	$130,702
General Maritime Corp.	51,732	254,004
Georesources, Inc. (I)	9,493	150,939
GMX Resources, Inc. (I)(L)	21,480	104,393
Golar LNG Energy, Ltd. (I)	3,332	4,996
Golar LNG, Ltd.	25,208	315,604
Goodrich Petroleum Corp. (I)(L)	16,538	240,959
Green Plains Renewable Energy, Inc. (I)(L)	11,200	135,632
Gulfport Energy Corp. (I)	18,407	254,753
Harvest Natural Resources, Inc. (I)	23,150	241,223
Houston American Energy Corp. (L)	12,489	124,890
International Coal Group, Inc. (I)(L)	88,510	470,873
Isramco, Inc. (I)	939	56,528
James River Coal Company (I)(L)	18,962	332,404
Knightsbridge Tankers, Ltd.	12,440	235,116
Kodiak Oil & Gas Corp. (I)(L)	80,660	273,437
L&l Energy, Inc. (I)(L)	11,481	92,078
Magnum Hunter Resources Corp. (I)	33,483	138,620
McMoRan Exploration Company (I)(L)	55,998	963,726
Miller Petroleum, Inc. (I)(L)	13,234	71,331
Nordic American Tanker Shipping, Ltd. (L)	31,106	832,397
Northern Oil and Gas, Inc. (I)	29,609	501,576
Overseas Shipholding Group, Inc. (L)	17,223	591,093
Panhandle Oil and Gas, Inc.	5,314	131,203
Patriot Coal Corp. (I)(L)	52,644	600,668
Penn Virginia Corp. (L)	30,544	489,926
Petroleum Development Corp. (I)	12,999	358,772
Petroquest Energy, Inc. (I)(L)	37,448	228,058
Ram Energy Resources, Inc. (I)	44,183	68,925
Rentech, Inc. (I)	153,513	151,364
Resolute Energy Corp. (I)(L)	25,455	281,532
REX American Resources Corp (I)	6,138	88,940
Rex Energy Corp. (I)(L)	21,922	280,602
Rosetta Resources, Inc. (I)	35,582	835,821
Scorpio Tankers, Inc. (I)	10,432	117,777
Ship Finance International, Ltd. (L)	30,090	584,649
Stone Energy Corp. (I)(L)	29,162	429,556
Swift Energy Company (I)	25,384	712,783
Syntroleum Corp. (I)(L)	52,899	98,921
Teekay Tankers, Ltd., Class A (L)	18,545	241,270
Transatlantic Petroleum, Ltd. (I)(L)	98,901	292,747
Uranium Energy Corp. (I)(L)	43,935	144,107
USEC, Inc. (I)(L)	76,815	398,670
VAALCO Energy, Inc. (I)	35,015	200,986
Venoco, Inc. (I)	13,420	263,435
W&T Offshore, Inc. (L)	23,729	251,527
Warren Resources, Inc. (I)	51,141	203,030
Western Refining, Inc. (I)(L)	35,364	185,307
World Fuel Services Corp. (L)	39,871	1,037,045

		24,292,786

		37,556,086
Financials - 20.09%
Capital Markets - 2.10%
American Capital, Ltd. (I)(L)	228,875	1,329,764
Apollo Investment Corp.	130,444	1,334,442
Arlington Asset Investment Corp.	6,005	139,977
Artio Global Investors, Inc.	18,870	288,711
BGC Partners, Inc., Class A (L)	40,205	240,024
BlackRock Kelso Capital Corp.	43,690	502,435
Calamos Asset Management, Inc.	14,264	164,036
Capital Southwest Corp.	2,133	193,676
Cohen & Steers, Inc.	11,986	260,096
Cowen Group, Inc., Class A (I)	26,389	86,820

301

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Diamond Hill Investment Group, Inc.	2,004	$146,292
Duff & Phelps Corp.	19,064	256,792
Epoch Holding Corp.	9,913	127,679
Evercore Partners, Inc., Class A	10,731	307,014
FBR Capital Markets Corp. (I)	38,636	121,317
Fifth Street Finance Corp.	35,283	393,053
Financial Engines, Inc. (I)	8,982	119,281
GAMCO Investors, Inc., Class A	5,138	197,967
GFI Group, Inc.	45,483	211,041
Gladstone Capital Corp. (L)	15,144	170,673
Gladstone Investment Corp.	18,892	126,576
Gleacher & Company, Inc. (I)	54,858	88,321
Harris & Harris Group, Inc. (I)(L)	25,756	109,978
Hercules Technology Growth Capital, Inc.	25,882	261,667
HFF, Inc. (I)	14,537	134,903
International Assets Holding Corp. (I)(L)	9,424	170,574
Investment Technology Group, Inc. (I)	29,426	418,438
KBW, Inc. (L)	24,102	617,011
Knight Capital Group, Inc., Class A (I)	63,537	787,223
LaBranche & Company, Inc. (I)	28,940	112,866
Ladenburg Thalmann Financial
Services, Inc. (I)	67,415	68,763
Main Street Capital Corp.	9,930	157,788
MCG Capital Corp.	52,776	308,212
MF Global Holdings, Ltd. (I)(L)	69,646	501,451
MVC Capital, Inc.	17,722	229,854
NGP Capital Resources Company	17,912	162,283
Oppenheimer Holdings, Inc., Class A	7,081	197,914
optionsXpress Holdings, Inc. (I)	28,768	441,876
PennantPark Investment Corp.	22,803	241,940
Penson Worldwide, Inc. (I)(L)	16,042	79,729
Piper Jaffray Companies, Inc. (I)	11,724	341,520
Prospect Capital Corp.	46,714	453,593
Safeguard Scientifics, Inc. (I)	14,987	187,787
Sanders Morris Harris Group, Inc.	18,041	102,112
Stifel Financial Corp. (I)	22,923	1,061,106
SWS Group, Inc.	20,574	147,516
TICC Capital Corp.	19,899	205,955
TradeStation Group, Inc. (I)	29,633	194,985
Triangle Capital Corp.	10,321	164,930
Virtus Investment Partners, Inc. (I)	3,993	120,828
Westwood Holdings Group, Inc.	4,486	151,761

		14,940,550
Commercial Banks - 5.58%
1st Source Corp.	10,898	189,189
1st United Bancorp, Inc. (I)(L)	17,244	110,879
Alliance Financial Corp. (L)	4,198	126,906
American National Bankshares, Inc. (L)	6,281	137,805
Ameris Bancorp (I)(L)	16,189	151,367
Ames National Corp. (L)	5,984	119,321
Arrow Financial Corp. (L)	7,500	188,112
BancFirst Corp.	4,976	201,329
Banco Latinoamericano de Exportaciones SA	19,435	280,836
Bancorp, Inc. (I)	16,812	112,472
Bank of the Ozarks, Inc. (L)	8,942	331,659
Boston Private Financial Holdings, Inc. (L)	48,765	318,923
Bridge Bancorp, Inc. (L)	5,556	138,844
Bryn Mawr Bank Corp. (L)	7,899	136,021
Camden National Corp.	5,780	200,277
Capital City Bank Group, Inc. (L)	9,057	109,952
Cardinal Financial Corp.	20,613	198,091
Cathay General Bancorp (L)	52,666	626,199

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Center Financial Corp. (I)	26,561	$135,195
Centerstate Banks, Inc.	17,234	147,868
Chemical Financial Corp. (L)	16,749	345,699
Citizens & Northern Corp.	9,092	118,196
Citizens Republic Banking Corp., Inc. (I)(L)	267,035	240,625
City Holding Company (L)	11,084	339,946
CNB Financial Corp.	9,244	127,105
CoBiz Financial, Inc. (L)	23,790	132,272
Columbia Banking System, Inc.	26,533	521,373
Community Bank Systems, Inc. (L)	22,314	513,445
Community Trust Bancorp, Inc.	9,948	269,491
CVB Financial Corp. (L)	60,166	451,847
Danvers Bancorp, Inc.	14,448	221,488
Eagle Bancorp, Inc. (I)(L)	12,727	146,106
Enterprise Financial Services Corp. (L)	11,111	103,332
Financial Institutions, Inc.	7,952	140,432
First Bancorp, Inc./ME	7,167	99,120
First Bancorp/Troy NC	10,739	146,265
First Busey Corp. (L)	36,584	166,457
First Commonwealth Financial Corp.	58,618	319,468
First Community Bancshares, Inc.	11,506	148,427
First Financial Bancorp	38,945	649,603
First Financial Bankshares, Inc. (L)	13,992	657,484
First Financial Corp./IN	8,193	241,694
First Interstate Bancsystem, Inc.	9,691	130,441
First Merchants Corp.	18,558	141,598
First Midwest Bancorp, Inc./IL	49,741	573,514
FirstMerit Corp.	71,846	1,316,219
FNB Corp. (L)	76,297	653,102
German American Bancorp, Inc. (L)	9,458	162,299
Glacier Bancorp, Inc. (L)	48,182	703,457
Great Southern Bancorp, Inc.	7,785	169,479
Greene County Bancshares, Inc. (I)(L)	8,967	60,886
Hancock Holding Company (L)	19,480	585,764
Hanmi Financial Corp. (I)	71,144	91,064
Heartland Financial USA, Inc.	9,664	148,729
Home Bancshares, Inc. (L)	15,075	306,324
Hudson Valley Holding Corp.	7,978	155,731
IBERIABANK Corp.	17,866	892,943
Independent Bank Corp. (L)	14,424	324,828
International Bancshares Corp. (L)	35,603	601,335
Investors Bancorp, Inc. (I)	32,849	388,932
Lakeland Bancorp, Inc./NJ (L)	15,437	130,134
Lakeland Financial Corp.	11,756	219,367
MainSource Financial Group, Inc.	15,742	120,269
MB Financial, Inc.	35,612	577,627
Metro Bancorp, Inc. (I)	10,761	111,807
Nara Bancorp, Inc. (I)	26,665	188,255
National Bankshares, Inc. (L)	6,366	164,243
National Penn Bancshares, Inc. (L)	84,862	530,388
NBT Bancorp, Inc.	23,454	517,630
Northfield Bancorp, Inc. (L)	13,883	150,214
Old National Bancorp (L)	58,157	610,649
OmniAmerican Bancorp, Inc. (I)	10,772	121,400
Oriental Financial Group, Inc.	22,195	295,194
Orrstown Financial Services, Inc.	5,314	123,072
Pacific Continental Corp.	13,868	125,505
PacWest Bancorp (L)	20,786	396,181
Park National Corp.	8,366	535,759
Peapack Gladstone Financial Corp.	7,262	85,546
Penns Woods Bancorp, Inc.	4,233	139,901
Peoples Bancorp, Inc.	7,934	98,144
Pinnacle Financial Partners, Inc. (I)(L)	23,061	211,931
PrivateBancorp, Inc.	34,798	396,349
Prosperity Bancshares, Inc. (L)	31,037	1,007,771

302

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Renasant Corp. (L)	15,027	$228,561
Republic Bancorp, Inc., Class A (L)	6,798	143,642
S&T Bancorp, Inc. (L)	17,027	296,610
S.Y. Bancorp, Inc. (L)	8,774	217,771
Sandy Spring Bancorp, Inc.	16,347	253,379
SCBT Financial Corp.	8,796	274,347
Sierra Bancorp (L)	8,141	100,541
Signature Bank/NY (I)(L)	27,355	1,062,468
Simmons First National Corp., Class A	11,953	337,911
Southside Bancshares, Inc.	12,000	226,680
Southwest Bancorp, Inc.	13,539	175,601
State Bancorp, Inc. (L)	13,842	124,301
StellarOne Corp.	16,070	204,410
Sterling Bancorp	19,139	166,318
Sterling Bancshares, Inc.	62,324	334,680
Suffolk Bancorp (L)	7,228	183,013
Susquehanna Bancshares, Inc.	86,904	733,470
SVB Financial Group (I)(L)	27,832	1,177,850
Taylor Capital Group, Inc. (I)(L)	7,762	89,030
Texas Capital Bancshares, Inc. (I)	24,398	421,353
Tompkins Financial Corp.	5,754	228,204
TowneBank (L)	16,065	240,332
TriCo Bancshares (L)	10,086	155,022
Trustmark Corp. (L)	42,317	919,972
UMB Financial Corp.	21,142	750,752
Umpqua Holdings Corp.	76,656	869,279
Union First Market Bankshares Corp.	12,377	161,644
United Bankshares, Inc. (L)	25,995	647,016
United Community Banks, Inc. (I)(L)	64,211	143,833
Univest Corp. of Pennsylvania	11,931	208,315
Washington Banking Company	12,382	171,615
Washington Trust Bancorp, Inc. (L)	10,308	197,089
Webster Financial Corp.	43,727	767,846
WesBanco, Inc. (L)	16,072	262,616
West Bancorp, Inc. (I)	13,245	83,444
West Coast Bancorp (I)	66,689	152,051
Westamerica Bancorp. (L)	19,414	1,057,869
Western Alliance Bancorp (I)(L)	39,343	263,598
Whitney Holding Corp.	64,736	528,893
Wilshire Bancorp, Inc. (L)	14,642	95,759
Wintrust Financial Corp.	20,898	677,304

		39,659,490
Consumer Finance - 0.55%
Advance America Cash Advance Centers, Inc.	38,920	156,848
Cardtronics, Inc. (I)	18,547	286,180
Cash America International, Inc. (L)	20,076	702,660
Credit Acceptance Corp. (I)(L)	3,854	233,398
Dollar Financial Corp. (I)	16,942	353,580
EZCORP, Inc., Class A (I)	31,479	630,839
First Cash Financial Services, Inc. (I)	20,799	577,172
Nelnet, Inc., Class A	18,177	415,890
The First Marblehead Corp. (I)(L)	40,610	95,027
World Acceptance Corp. (I)(L)	11,162	492,914

		3,944,508
Diversified Financial Services - 0.46%
Asta Funding, Inc.	9,269	70,722
Compass Diversified Holdings	22,665	366,266
Encore Capital Group, Inc. (I)	9,685	174,524
Life Partners Holdings, Inc. (L)	5,700	108,471
MarketAxess Holdings, Inc.	19,292	327,578
Marlin Business Services Corp. (I)	7,679	92,148
NewStar Financial, Inc. (I)	19,875	147,274
PHH Corp. (I)(L)	37,473	789,181

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
PICO Holdings, Inc. (I)	15,564	$464,741
Portfolio Recovery Associates, Inc. (I)(L)	11,527	745,221

		3,286,126
Insurance - 2.81%
Alterra Capital Holdings, Ltd.	64,654	1,287,908
Ambac Financial Group, Inc. (I)(L)	198,780	110,323
American Equity Investment Life
Holding Company	40,272	412,385
American Physicians Capital, Inc.	5,546	229,937
American Physicians Service Group, Inc.	5,966	193,000
American Safety Insurance Holdings, Ltd. (I)	9,303	152,011
AMERISAFE, Inc. (I)	13,975	262,451
Amtrust Financial Services, Inc.	15,774	229,038
Argo Group International Holdings, Ltd.	20,817	723,183
Baldwin & Lyons, Inc., Class B	6,822	173,620
Citizens, Inc., Class A (I)(L)	28,877	198,963
CNA Surety Corp. (I)	12,393	222,083
CNO Financial Group, Inc. (I)	149,802	829,903
Crawford & Company, Class B (I)	20,155	48,977
Delphi Financial Group, Inc., Class A	32,368	808,876
eHealth, Inc. (I)	16,762	216,565
Employers Holdings, Inc.	29,386	463,417
Enstar Group, Ltd. (I)	4,665	338,679
FBL Financial Group, Inc., Class A	9,611	249,694
First American Financial Corp.	69,708	1,041,438
First Mercury Financial Corp.	11,722	118,158
Flagstone Reinsurance Holdings SA	35,367	375,244
FPIC Insurance Group, Inc. (I)	7,452	261,491
Global Indemnity PLC (I)	10,153	162,956
Greenlight Capital Re, Ltd., Class A (I)(L)	19,269	482,110
Hallmark Financial Services, Inc. (I)	9,750	85,215
Harleysville Group, Inc.	8,430	276,420
Hilltop Holdings, Inc. (I)	28,679	274,745
Horace Mann Educators Corp.	26,645	473,748
Infinity Property & Casualty Corp.	9,429	459,852
Maiden Holdings, Ltd.	35,611	271,000
Meadowbrook Insurance Group, Inc.	37,303	334,608
Montpelier Re Holdings, Ltd.	47,456	821,938
National Financial Partners Corp. (I)(L)	28,860	365,656
National Western Life Insurance
Company, Class A	1,553	218,476
Platinum Underwriters Holdings, Ltd.	27,267	1,186,660
PMA Capital Corp., Class A (I)	25,168	189,767
Presidential Life Corp.	16,559	162,278
Primerica, Inc.	16,394	333,454
ProAssurance Corp. (I)	21,918	1,262,258
RLI Corp.	12,519	708,826
Safety Insurance Group, Inc.	9,337	392,341
SeaBright Holdings, Inc.	17,508	141,114
Selective Insurance Group, Inc.	36,596	596,149
State Auto Financial Corp.	10,372	157,758
Stewart Information Services Corp. (L)	12,611	142,757
The Navigators Group, Inc. (I)	8,543	381,274
The Phoenix Companies, Inc. (I)(L)	80,580	169,218
Tower Group, Inc. (L)	27,597	644,390
United Fire & Casualty Company	15,942	338,130

		19,980,442
Real Estate Investment Trusts - 6.98%
Acadia Realty Trust	27,466	521,854
Agree Realty Corp.	7,015	177,129
Alexander’s, Inc.	1,407	444,302
American Campus Communities, Inc.	35,044	1,066,739
American Capital Agency Corp. (L)	22,069	586,373

303

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Anworth Mortgage Asset Corp.	78,674	$560,946
Apollo Commercial Real Estate Finance, Inc.	9,247	148,599
Ashford Hospitality Trust, Inc. (I)(L)	27,573	249,536
Associated Estates Realty Corp.	22,416	313,376
BioMed Realty Trust, Inc.	75,922	1,360,522
CapLease, Inc.	41,858	233,986
Capstead Mortage Corp.	47,064	511,586
CBL & Associates Properties, Inc. (L)	92,793	1,211,877
Cedar Shopping Centers, Inc.	37,876	230,286
Chatham Lodging Trust	7,489	139,370
Cogdell Spencer, Inc.	30,671	193,841
Colonial Properties Trust	47,082	762,258
Colony Financial, Inc.	11,113	205,368
Cousins Properties, Inc.	60,890	434,756
CreXus Investment Corp.	10,876	130,838
Cypress Sharpridge Investments, Inc.	15,336	204,736
DCT Industrial Trust, Inc.	141,317	676,908
DiamondRock Hospitality Company (I)(L)	103,119	978,599
DuPont Fabros Technology, Inc.	27,521	692,153
EastGroup Properties, Inc.	18,236	681,662
Education Realty Trust, Inc.	39,482	282,296
Entertainment Properties Trust (L)	31,034	1,340,048
Equity Lifestyle Properties, Inc.	17,618	959,829
Equity One, Inc.	24,516	413,830
Excel Trust, Inc.	12,270	138,283
Extra Space Storage, Inc.	58,598	939,912
FelCor Lodging Trust, Inc. (I)	64,725	297,735
First Industrial Realty Trust, Inc. (I)(L)	43,570	220,900
First Potomac Realty Trust	25,374	380,610
Franklin Street Properties Corp. (L)	46,380	576,040
Getty Realty Corp.	14,706	394,562
Gladstone Commercial Corp.	8,900	152,724
Glimcher Realty Trust	46,691	287,150
Government Properties Income Trust	14,575	389,153
Hatteras Financial Corp. (L)	24,146	687,437
Healthcare Realty Trust, Inc.	41,574	972,416
Hersha Hospitality Trust	74,020	383,424
Highwoods Properties, Inc. (L)	47,679	1,548,137
Home Properties, Inc.	26,409	1,397,036
Inland Real Estate Corp.	51,347	426,694
Invesco Mortgage Capital, Inc.	17,485	376,277
Investors Real Estate Trust (L)	53,196	445,782
iStar Financial, Inc. (I)(L)	62,657	191,730
Kilroy Realty Corp. (L)	36,215	1,200,165
Kite Realty Group Trust	39,388	174,883
LaSalle Hotel Properties	46,699	1,092,290
Lexington Realty Trust (L)	65,583	469,574
LTC Properties, Inc.	16,160	412,403
Medical Properties Trust, Inc.	74,684	757,296
MFA Financial, Inc.	185,797	1,417,631
Mid-America Apartment Communities, Inc.	20,107	1,171,836
Monmouth Real Estate Investment Corp.	22,991	179,790
MPG Office Trust, Inc. (I)	35,283	88,208
National Health Investments, Inc.	16,535	728,532
National Retail Properties, Inc. (L)	55,126	1,384,214
Newcastle Investment Corp. (I)	45,281	140,371
NorthStar Realty Finance Corp. (L)	52,631	196,840
OMEGA Healthcare Investors, Inc.	62,055	1,393,135
One Liberty Properties, Inc.	6,928	110,224
Parkway Properties, Inc.	15,162	224,398
Pebblebrook Hotel Trust (I)	21,913	394,653
Pennsylvania Real Estate Investment Trust (L)	37,313	442,532
Pennymac Mortgage Investment Trust	12,484	223,339
Post Properties, Inc.	32,479	906,814
Potlatch Corp.	26,739	909,126

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
PS Business Parks, Inc.	12,437	$703,561
RAIT Financial Trust (I)(L)	57,873	95,490
Ramco-Gershenson Properties Trust	26,061	279,113
Redwood Trust, Inc.	52,800	763,488
Resource Capital Corp. (L)	30,655	194,659
Retail Opportunity Investments Corp.	28,390	271,692
Saul Centers, Inc.	4,639	194,606
Sovran Self Storage, Inc. (L)	18,626	705,925
Starwood Property Trust, Inc.	32,076	637,350
Strategic Hotels & Resorts, Inc. (I)	94,830	402,079
Sun Communities, Inc. (L)	13,185	404,780
Sunstone Hotel Investors, Inc. (I)(L)	66,336	601,668
Tanger Factory Outlet Centers, Inc. (L)	26,938	1,269,857
Terreno Realty Corp. (I)	7,967	145,159
Two Harbors Investment Corp. (L)	20,165	181,888
U-Store-It Trust (L)	63,359	529,048
Universal Health Realty Income Trust	8,430	290,076
Urstadt Biddle Properties, Inc., Class A	14,557	263,191
Walter Investment Management Corp.	17,753	310,500
Washington Real Estate Investment Trust (L)	40,743	1,292,775
Winthrop Realty Trust	13,631	168,479

		49,643,243
Real Estate Management & Development - 0.16%
Avatar Holdings, Inc. (I)	6,590	125,737
Consolidated-Tomoka Land Company (L)	4,459	127,126
Forestar Group, Inc. (I)	24,646	420,214
Kennedy-Wilson Holdings, Inc. (I)	13,680	145,008
Tejon Ranch Company (I)	9,169	198,692
Thomas Properties Group, Inc. (I)	28,010	99,996

		1,116,773
Thrifts & Mortgage Finance - 1.45%
Abington Bancorp, Inc.	17,112	180,360
Astoria Financial Corp. (L)	58,015	790,744
Bank Mutual Corp.	34,817	180,700
BankFinancial Corp. (L)	16,995	155,844
Beneficial Mutual Bancorp, Inc. (I)	24,805	222,501
Berkshire Hill Bancorp, Inc.	10,184	193,089
BofI Holding, Inc. (I)(L)	6,471	76,811
Brookline Bancorp, Inc.	41,656	415,727
Dime Community Bancshares	19,920	275,892
ESSA Bancorp, Inc.	14,530	172,035
Federal Agricultural Mortgage
Corp., Class C (L)	7,148	77,341
First Financial Holdings, Inc.	12,533	139,618
Flagstar Bancorp, Inc. (I)(L)	31,661	57,623
Flushing Financial Corp.	23,147	267,579
Home Federal Bancorp, Inc.	13,876	168,871
MGIC Investment Corp. (I)(L)	134,950	1,245,589
NewAlliance Bancshares, Inc.	71,071	896,916
Northwest Bancshares, Inc. (L)	73,910	827,053
OceanFirst Financial Corp.	12,411	152,283
Ocwen Financial Corp. (I)	50,365	510,701
Oritani Financial Corp.	36,934	368,601
Provident Financial Services, Inc. (L)	40,906	505,598
Provident New York Bancorp	27,309	229,123
Radian Group, Inc.	89,600	700,672
Territorial Bancorp, Inc.	10,619	178,718
The PMI Group, Inc. (I)(L)	96,062	352,548
TrustCo Bank Corp. (L)	54,300	301,908
United Financial Bancorp, Inc.	14,000	189,140
Viewpoint Financial Group	9,769	90,363
Westfield Financial, Inc.	26,851	209,438

304

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	3,890	$145,914

		10,279,300

		142,850,432
Health Care - 12.63%
Biotechnology - 3.23%
Acorda Therapeutics, Inc. (I)	26,041	859,874
Affymax, Inc. (I)(L)	14,903	88,673
Alkermes, Inc. (I)	63,657	932,575
Allos Therapeutics, Inc. (I)(L)	52,911	249,740
Alnylam Pharmaceuticals, Inc. (I)(L)	24,742	303,832
AMAG Pharmaceuticals, Inc. (I)(L)	14,093	242,541
Arena Pharmaceuticals, Inc. (I)(L)	74,902	117,596
Ariad Pharmaceuticals, Inc. (I)(L)	75,607	288,819
Arqule, Inc. (I)(L)	29,412	151,472
Array BioPharma, Inc. (I)	38,442	124,168
AVI BioPharma, Inc. (I)(L)	76,420	140,613
BioCryst Pharmaceuticals, Inc. (I)(L)	19,927	98,439
Biosante Pharmaceuticals, Inc. (I)(L)	53,206	89,386
BioTime, Inc. (I)(L)	15,139	71,910
Celera Corp. (I)	55,799	376,085
Celldex Therapeutics, Inc. (I)(L)	22,687	90,748
Cepheid, Inc. (I)(L)	39,839	745,388
Chelsea Therapeutics International, Inc. (I)(L)	24,443	125,148
Clinical Data, Inc. (I)(L)	7,662	129,258
Cubist Pharmaceuticals, Inc. (I)	39,013	912,514
Curis, Inc. (I)	56,866	77,906
Cytokinetics, Inc. (I)	35,041	92,508
Cytori Therapeutics, Inc. (I)(L)	28,819	140,925
CytRx Corp. (I)(L)	81,185	60,881
Dyax Corp. (I)	69,457	164,613
Dynavax Technologies Corp. (I)	50,896	93,140
Emergent Biosolutions, Inc. (I)	12,838	221,584
Enzon Pharmaceuticals, Inc. (I)(L)	33,486	376,718
Exact Sciences Corp. (I)(L)	26,427	191,331
Exelixis, Inc. (I)(L)	74,100	290,472
Genomic Health, Inc. (I)(L)	10,082	134,696
Geron Corp. (I)(L)	66,403	367,209
Halozyme Therapeutics, Inc. (I)	48,598	374,691
Idenix Pharmaceuticals, Inc. (I)(L)	24,806	76,899
Immunogen, Inc. (I)(L)	45,537	285,517
Immunomedics, Inc. (I)(L)	46,218	148,822
Incyte Corp. (I)(L)	59,305	948,287
Inhibitex, Inc. (I)(L)	37,744	67,939
Inovio Biomedical Corp. (I)	59,528	74,410
InterMune, Inc. (I)	30,726	418,488
Ironwood Pharmaceuticals, Inc. (I)(L)	14,052	143,049
Isis Pharmaceuticals, Inc. (I)(L)	63,249	531,292
Keryx Biopharmaceuticals Inc. (I)(L)	35,062	168,648
Lexicon Pharmaceuticals, Inc. (I)(L)	133,658	213,853
Ligand Pharmaceuticals, Inc., Class B (I)	85,334	134,828
Mannkind Corp. (I)(L)	41,736	282,135
Martek Biosciences Corp. (I)(L)	22,424	507,455
Maxygen, Inc. (I)	23,497	136,048
Medivation, Inc. (I)	23,328	303,264
Metabolix, Inc. (I)(L)	18,251	229,598
Micromet, Inc. (I)(L)	54,472	366,052
Momenta Pharmaceuticals, Inc. (I)(L)	27,026	406,741
Nabi Biopharmaceuticals (I)	32,332	155,194
Nanosphere, Inc. (I)	13,137	66,079
Neuralstem, Inc. (I)(L)	34,422	86,743
Neurocrine Biosciences, Inc. (I)	33,526	203,168
NeurogesX, Inc. (I)(L)	9,064	62,632
Novavax, Inc. (I)(L)	58,631	128,402

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
NPS Pharmaceuticals, Inc. (I)	40,372	$276,144
Omeros Corpomeros Corp. (I)	13,805	100,638
Onyx Pharmaceuticals, Inc. (I)	41,991	1,107,723
Opko Health, Inc. (I)(L)	57,371	128,511
Orexigen Therapeutics, Inc. (I)(L)	21,079	124,998
Osiris Therapeutics, Inc. (I)(L)	12,241	89,114
PDL BioPharma, Inc. (L)	81,257	427,412
Peregrine Pharmaceuticals, Inc. (I)	40,745	59,080
Pharmacyclics, Inc. (I)(L)	26,215	211,293
Pharmasset, Inc. (I)	19,972	589,174
Progenics Pharmaceuticals, Inc. (I)(L)	20,782	104,949
Rigel Pharmaceuticals, Inc. (I)(L)	35,399	297,706
Sangamo Biosciences, Inc. (I)	32,444	111,283
Savient Pharmaceuticals, Inc. (I)	45,468	1,039,853
SciClone Pharmaceuticals, Inc. (I)(L)	27,295	72,059
Seattle Genetics, Inc. (I)	56,155	872,087
SIGA Technologies, Inc. (I)(L)	21,668	183,311
Spectrum Pharmaceuticals, Inc. (I)(L)	34,856	145,350
StemCells, Inc. (I)	96,039	79,712
Synta Pharmaceuticals Corp. (I)(L)	19,053	76,021
Targacept, Inc. (I)	16,075	359,116
Theravance, Inc. (I)(L)	42,221	848,642
Vanda Pharmaceuticals, Inc. (I)	19,432	129,806
Vical, Inc. (I)	41,119	91,695
Zalicus Inc. (I)	51,919	67,495
Ziopharm Oncology, Inc. (I)(L)	34,659	129,971
Zymogenetics, Inc. (I)	37,249	363,178

		22,957,317
Health Care Equipment & Supplies - 3.33%
Abaxis, Inc. (I)(L)	14,840	342,804
ABIOMED, Inc. (I)(L)	21,443	227,510
Accuray, Inc. (I)	34,541	214,845
AGA Medical Holdings, Inc. (I)(L)	9,254	129,186
Align Technology, Inc. (I)(L)	39,634	776,034
Alphatec Holdings, Inc. (I)	34,824	74,175
American Medical Systems
Holdings, Inc. (I)(L)	50,526	989,299
Analogic Corp. (L)	8,588	385,429
AngioDynamics, Inc. (I)	16,789	255,864
Antares Pharma, Inc. (I)	54,580	79,141
ArthroCare Corp. (I)	18,159	493,562
Atrion Corp.	1,098	172,946
Cantel Medical Corp.	9,064	146,837
Cerus Corpcerus Corp. (I)(L)	29,589	113,622
Conceptus, Inc. (I)(L)	20,870	286,963
CONMED Corp. (I)	19,768	443,001
CryoLife, Inc. (I)	21,142	128,332
Cutera, Inc. (I)	10,896	88,258
Cyberonics, Inc. (I)	18,549	494,887
Cynosure, Inc. (I)	8,245	84,181
Delcath Systems, Inc. (I)(L)	25,209	182,009
DexCom, Inc. (I)	38,774	512,592
Dynavox, Inc., Class A (I)	7,555	61,347
Endologix, Inc. (I)	34,185	155,884
Exactech, Inc. (I)	6,509	106,227
Greatbatch, Inc. (I)	15,694	363,944
Haemonetics Corp. (I)	16,495	965,452
Hansen Medical, Inc. (I)(L)	33,251	47,549
HeartWare International, Inc. (I)	6,308	433,738
ICU Medical, Inc. (I)	7,958	296,754
Immucor, Inc. (I)(L)	46,530	922,690
Insulet Corp. (I)(L)	25,585	361,772
Integra LifeSciences Holdings Corp. (I)	14,022	553,308
Invacare Corp. (L)	19,438	515,301

305

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
IRIS International, Inc. (I)	12,555	$120,528
Kensey Nash Corp. (I)	5,976	172,647
MAKO Surgical Corp. (I)(L)	17,504	167,688
Masimo Corp. (L)	34,649	946,264
Medical Action Industries, Inc. (I)	10,319	93,387
MELA Sciences, Inc. (I)(L)	17,164	111,909
Meridian Bioscience, Inc. (L)	27,285	596,996
Merit Medical Systems, Inc. (I)	18,911	300,496
Natus Medical, Inc. (I)	19,243	280,371
Neogen Corp. (I)	15,336	519,124
NuVasive, Inc. (I)(L)	26,187	920,211
NxStage Medical, Inc. (I)(L)	16,745	319,830
OraSure Technologies, Inc. (I)	33,029	133,767
Orthofix International NV (I)	11,803	370,850
Orthovita, Inc. (I)	49,926	113,332
Palomar Medical Technologies, Inc. (I)	13,089	135,209
Quidel Corp. (I)(L)	14,700	161,553
RTI Biologics, Inc. (I)	39,996	105,189
Sirona Dental Systems, Inc. (I)	22,358	805,782
Solta Medical, Inc. (I)(L)	41,923	83,846
SonoSite, Inc. (I)(L)	9,852	330,141
Spectranetics Corp. (I)	25,119	136,145
STAAR Surgical Company (I)	24,646	133,335
Stereotaxis, Inc. (I)(L)	20,678	85,607
STERIS Corp.	39,392	1,308,602
SurModics, Inc. (I)(L)	12,282	146,401
Symmetry Medical, Inc. (I)	24,363	234,859
Syneron Medical, Ltd., ADR (I)	24,421	242,256
Synovis Life Technologies, Inc. (I)	8,557	127,927
TomoTherapy, Inc. (I)	35,483	124,900
Unilife Corpunilife Corp. (I)(L)	31,798	191,742
Vascular Solutions, Inc. (I)	12,183	139,861
Volcano Corp. (I)	33,612	873,240
West Pharmaceutical Services, Inc.	22,054	756,673
Wright Medical Group, Inc. (I)	26,151	376,836
Young Innovations, Inc.	4,278	122,394
Zoll Medical Corp. (I)	14,325	462,268

		23,657,609
Health Care Providers & Services - 3.22%
Accretive Health, Inc. (I)(L)	7,670	83,066
Air Methods Corp. (I)	7,542	313,596
Alliance HealthCare Services, Inc. (I)	20,957	95,983
Allied Healthcare International, Inc. (I)	37,599	93,998
Almost Family, Inc. (I)(L)	5,628	166,758
Amedisys, Inc. (I)(L)	19,050	453,390
America Service Group, Inc.	7,080	105,350
American Dental Partners, Inc. (I)	12,598	151,932
AMERIGROUP Corp. (I)	34,417	1,461,690
AMN Healthcare Services, Inc. (I)	24,027	123,499
AmSurg Corp. (I)	20,820	363,934
Assisted Living Concepts, Inc. (I)	6,721	204,587
Bio-Reference Labs, Inc. (I)	15,863	330,902
BioScrip, Inc. (I)	26,929	138,954
Capital Senior Living Corp. (I)	21,279	113,417
CardioNet, Inc. (I)	17,722	79,926
Catalyst Health Solutions, Inc. (I)	25,250	889,053
Centene Corp. (I)(L)	32,814	774,082
Chemed Corp.	15,240	868,223
Chindex International, Inc. (I)	9,771	147,640
Clarient, Inc. (I)(L)	38,273	129,363
Continucare Corp. (I)	21,868	91,846
Corvel Corp. (I)	4,967	210,849
Cross Country Healthcare, Inc. (I)	22,363	160,790
Emeritus Corp. (I)(L)	13,510	230,481

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Five Star Quality Care, Inc. (I)	22,628	$114,271
Genoptix, Inc. (I)	11,896	168,923
Gentiva Health Services, Inc. (I)	18,934	413,708
Hanger Orthopedic Group, Inc. (I)	17,401	253,011
Health Grades, Inc. (I)	18,192	148,992
Healthsouth Corp. (I)(L)	62,544	1,200,845
Healthspring, Inc. (I)	38,629	998,173
Healthways, Inc. (I)	22,837	265,823
HMS Holdings Corp. (I)	18,323	1,079,958
IPC The Hospitalist Company, Inc. (I)	10,869	296,941
Kindred Healthcare, Inc. (I)	26,323	342,725
Landauer, Inc.	6,502	407,220
LCA-Vision, Inc. (I)	14,276	79,517
LHC Group, Inc. (I)	10,536	244,330
Magellan Health Services, Inc. (I)	22,171	1,047,358
MedCath Corp. (I)	14,649	147,515
Metropolitan Health Networks, Inc. (I)	29,690	112,822
Molina Healthcare, Inc. (I)	8,652	233,517
MWI Veterinary Supply, Inc. (I)	8,344	481,616
National Healthcare Corp.	6,252	231,762
Owens & Minor, Inc.	41,876	1,191,791
PharMerica Corp. (I)	20,732	197,576
PSS World Medical, Inc. (I)(L)	38,034	813,167
Psychiatric Solutions, Inc. (I)	38,167	1,280,503
RehabCare Group, Inc. (I)	16,658	336,825
Res-Care, Inc. (I)	17,576	233,234
Rural/Metro Corp. (I)	13,987	119,029
Select Medical Holdings Corp. (I)	33,252	256,040
Skilled Healthcare Group, Inc. (I)	14,912	58,604
Sun Healthcare Group, Inc. (I)	30,368	257,217
Sunrise Senior Living, Inc. (I)(L)	38,583	132,340
Team Health Holdings, Inc. (I)(L)	10,732	138,550
The Ensign Group, Inc.	9,692	173,971
The Providence Service Corp. (I)	9,316	152,689
Triple-S Management Corp., Class B (I)	13,730	231,351
Universal American Financial Corp.	21,454	316,447
US Physical Therapy, Inc. (I)	7,652	127,941
WellCare Health Plans, Inc. (I)	28,239	817,801

		22,887,412
Health Care Technology - 0.59%
Allscripts-Misys Healthcare Solutions, Inc. (I)	46,323	855,586
athenahealth, Inc. (I)(L)	22,270	735,355
Computer Programs & Systems, Inc. (L)	6,752	287,433
MedAssets, Inc. (I)	29,010	610,370
Medidata Solutions, Inc. (I)	13,422	257,702
Merge Healthcare, Inc. (I)	36,673	106,352
Omnicell, Inc. (I)	22,334	292,129
Quality Systems, Inc. (L)	12,615	836,501
Transcend Services, Inc. (I)	7,051	107,528
Vital Images, Inc. (I)	10,857	143,638

		4,232,594
Life Sciences Tools & Services - 0.66%
Accelrys, Inc. (I)	38,622	268,809
Affymetrix, Inc. (I)	47,678	217,412
Albany Molecular Research, Inc. (I)	17,168	109,532
Bruker Corp. (I)	48,405	679,122
Caliper Life Sciences, Inc. (I)	31,022	123,778
Cambrex Corp. (I)	23,907	101,605
Dionex Corp. (I)	11,870	1,026,043
Enzo Biochem, Inc. (I)	24,950	94,810
eResearch Technology, Inc. (I)	33,832	253,063
Furiex Pharmaceuticals, Inc. (I)	7,011	79,084
Kendle International, Inc. (I)	11,003	102,548

306

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Luminex Corp. (I)(L)	25,393	$406,288
Parexel International Corp. (I)	39,352	910,212
Pure Biosciencepure Bioscience (I)(L)	26,787	61,878
Sequenom, Inc. (I)(L)	42,065	294,876

		4,729,060
Pharmaceuticals - 1.60%
Akorn, Inc. (I)(L)	38,571	155,827
Alexza Pharmaceuticals, Inc. (I)(L)	31,008	98,295
Ardea Biosciences, Inc. (I)(L)	9,189	211,347
Auxilium Pharmaceuticals, Inc. (I)(L)	28,146	697,458
AVANIR Pharmaceuticals, Class A (I)(L)	49,271	157,174
BioMimetic Therapeutics, Inc. (I)	12,404	141,406
BMP Sunstone Corp. (I)(L)	19,752	150,115
Cadence Pharmaceuticals, Inc. (I)(L)	17,693	147,737
Cumberland Pharmaceuticals, Inc. (I)(L)	10,434	60,622
Cypress Biosciences, Inc. (I)	26,400	101,640
DepoMed, Inc. (I)	39,316	176,136
Durect Corp. (I)	63,188	160,498
Endo Pharmaceuticals, Inc. (I)	38,347	21,973
Eurand NV (I)(L)	12,805	126,001
Hi-Tech Pharmacal Company, Inc. (I)(L)	7,165	145,020
Impax Laboratories, Inc. (I)	42,247	836,491
Inspire Pharmaceuticals, Inc. (I)	40,586	241,487
Jazz Pharmaceuticals, Inc. (I)	10,816	116,056
MAP Pharmaceuticals, Inc. (I)	9,633	147,385
Medicis Pharmaceutical Corp., Class A	40,371	1,197,000
Nektar Therapeutics (I)(L)	63,606	939,461
Obagi Medical Products, Inc. (I)	12,813	134,537
Optimer Pharmaceuticals, Inc. (I)(L)	22,925	210,222
Pain Therapeutics, Inc. (I)	27,126	167,639
Par Pharmaceutical Companies, Inc. (I)	23,632	687,219
POZEN, Inc. (I)(L)	18,578	131,532
Questcor Pharmaceuticals, Inc. (I)(L)	37,383	370,839
Salix Pharmaceuticals, Ltd. (I)(L)	38,387	1,524,732
Santarus, Inc. (I)	38,857	116,960
Somaxon Pharmaceuticals, Inc. (I)(L)	20,567	80,006
SuperGen, Inc. (I)	45,297	94,671
The Medicines Company (I)	36,484	518,073
Viropharma, Inc. (I)	52,203	778,347
Vivus, Inc. (I)(L)	54,728	366,130
XenoPort, Inc. (I)(L)	19,755	140,458

		11,350,494

		89,814,486
Industrials - 14.87%
Aerospace & Defense - 1.75%
AAR Corp. (I)(L)	26,039	485,888
Aerovironment, Inc. (I)(L)	11,366	252,894
American Science & Engineering, Inc.	6,130	451,475
Applied Energetics, Inc. (I)	58,142	65,119
Applied Signal Technology, Inc.	9,639	239,818
Astronics Corp. (I)	7,165	125,029
Ceradyne, Inc. (I)	17,147	400,382
Cubic Corp.	10,533	429,746
Curtiss-Wright Corp.	30,382	920,575
DigitalGlobe, Inc. (I)	18,408	559,603
Ducommun, Inc.	7,609	165,724
Esterline Technologies Corp. (I)(L)	19,875	1,137,446
GenCorp, Inc. (I)(L)	40,493	199,226
GeoEye, Inc. (I)	14,866	601,776
HEICO Corp. (L)	19,599	894,498
Herley Industries, Inc. (I)	10,407	171,716
Hexcel Corp. (I)(L)	64,998	1,156,314
Kratos Defense & Security Solutions, Inc. (I)	11,980	127,587

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
Ladish Company, Inc. (I)	10,606	$330,165
LMI Aerospace, Inc. (I)(L)	6,533	104,005
Moog, Inc., Class A (I)	30,370	1,078,439
Orbital Sciences Corp., Class A (I)	38,520	589,356
Taser International, Inc. (I)(L)	42,908	166,483
Teledyne Technologies, Inc. (I)	24,119	960,419
Triumph Group, Inc.	11,060	824,965

		12,438,648
Air Freight & Logistics - 0.38%
Air Transport Services Group, Inc. (I)	37,190	226,487
Atlas Air Worldwide Holdings, Inc. (I)(L)	17,412	875,824
Dynamex, Inc. (I)	9,243	140,956
Forward Air Corp. (L)	19,967	519,142
HUB Group, Inc., Class A (I)	25,323	740,951
Pacer International, Inc. (I)	24,243	146,428
Park-Ohio Holdings Corp. (I)	6,021	80,079

		2,729,867
Airlines - 0.76%
AirTran Holdings, Inc. (I)(L)	89,648	658,913
Alaska Air Group, Inc. (I)	23,908	1,220,025
Allegiant Travel Company (L)	10,079	426,543
Hawaiian Holdings, Inc. (I)(L)	35,873	214,879
JetBlue Airways Corp. (I)(L)	163,117	1,091,253
Pinnacle Airlines Corp. (I)	15,571	84,551
Republic Airways Holdings, Inc. (I)(L)	24,722	204,698
Skywest, Inc.	37,611	525,050
US Airways Group, Inc. (I)(L)	108,463	1,003,283

		5,429,195
Building Products - 0.63%
A.O. Smith Corp.	16,267	941,697
AAON, Inc. (L)	8,758	205,988
American Woodmark Corp.	6,713	119,021
Ameron International Corp.	6,280	426,789
Apogee Enterprises, Inc.	19,498	178,407
Builders FirstSource, Inc. (I)(L)	33,995	77,509
Gibraltar Industries, Inc. (I)(L)	20,940	188,041
Griffon Corp. (I)	30,198	368,114
Insteel Industries, Inc.	13,614	122,254
NCI Building Systems, Inc. (I)(L)	12,791	121,898
Quanex Building Products Corp.	25,319	437,259
Simpson Manufacturing Company, Inc. (L)	26,328	678,736
Trex Company, Inc. (I)(L)	10,615	202,428
Universal Forest Products, Inc.	13,113	383,555

		4,451,696
Commercial Services & Supplies - 2.45%
ABM Industries, Inc. (L)	35,061	756,967
ACCO Brands Corp. (I)	37,597	216,183
American Reprographics Company (I)	25,499	200,167
APAC Customer Services, Inc. (I)	23,127	130,899
ATC Technology Corp. (I)	13,529	334,707
Bowne & Company, Inc.	27,573	312,402
Casella Waste Systems, Inc., Class A (I)	20,613	86,575
Cenveo, Inc. (I)(L)	38,767	194,998
Clean Harbors, Inc. (I)	15,197	1,029,597
Consolidated Graphics, Inc. (I)	6,343	262,917
Courier Corp.	8,439	120,003
Deluxe Corp.	34,541	660,769
EnergySolutions, Inc.	59,069	297,117
EnerNOC, Inc. (I)(L)	13,296	417,627
Ennis, Inc.	17,846	319,265
Fuel Tech, Inc. (I)(L)	13,643	85,542
G & K Services, Inc., Class A	13,043	298,163

307

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Healthcare Services Group, Inc.	29,831	$679,848
Herman Miller, Inc.	38,005	747,938
HNI Corp. (L)	30,039	863,922
Innerworkings, Inc. (I)(L)	17,009	111,749
Interface, Inc., Class A	33,720	479,836
Kimball International, Inc., Class B	23,509	137,057
Knoll, Inc.	31,339	486,068
M&F Worldwide Corp. (I)	7,426	180,823
McGrath Rentcorp	16,612	397,857
Metalico, Inc. (I)(L)	27,310	104,597
Mine Safety Appliances Company	17,541	475,361
Mobile Mini, Inc. (I)(L)	24,772	380,002
Multi-Color Corp.	8,953	137,876
Rollins, Inc.	29,011	678,277
Schawk, Inc., Class A	8,076	149,083
Standard Parking Corp. (I)	12,258	209,612
Steelcase, Inc., Class A	50,839	423,489
SYKES Enterprises, Inc. (I)	27,984	380,023
Team, Inc. (I)	13,759	236,792
Tetra Tech, Inc. (I)	40,949	858,701
The Brinks Company	32,225	741,175
The Geo Group, Inc. (I)	43,780	1,022,263
Unifirst Corp.	9,667	426,798
United Stationers, Inc. (I)	16,210	867,397
US Ecology, Inc.	13,355	213,680
Viad Corp.	14,107	272,829

		17,386,951
Construction & Engineering - 0.76%
Argan, Inc. (I)	6,625	61,944
Comfort Systems USA, Inc.	25,837	277,231
Dycom Industries, Inc. (I)	26,308	262,817
EMCOR Group, Inc. (I)	44,321	1,089,853
Furmanite Corp. (I)	27,329	133,366
Granite Construction, Inc. (L)	23,227	528,182
Great Lakes Dredge & Dock Corp.	40,240	233,794
Insituform Technologies, Inc., Class A (I)(L)	26,434	639,174
Layne Christensen Company (I)	13,264	343,405
MasTec, Inc. (I)	35,649	367,898
Michael Baker Corp. (I)	5,565	183,422
MYR Group, Inc. (I)	13,956	228,739
Northwest Pipe Company (I)	7,001	122,518
Orion Marine Group, Inc. (I)	18,206	225,936
Pike Electric Corp. (I)	11,900	86,632
Primoris Services Corp. (L)	13,407	87,682
Sterling Construction Company, Inc. (I)	11,731	145,230
Tutor Perini Corp. (I)(L)	17,804	357,682

		5,375,505
Electrical Equipment - 1.84%
A123 Systems, Inc. (I)(L)	48,759	437,368
Acuity Brands, Inc. (L)	29,020	1,283,845
Advanced Battery Technologies, Inc. (I)(L)	42,182	151,433
American Superconductor Corp. (I)(L)	30,235	940,309
AZZ, Inc.	8,581	367,610
Baldor Electric Company (L)	31,539	1,274,176
Belden, Inc.	31,667	835,375
Brady Corp., Class A (L)	32,788	956,426
Broadwind Energy, Inc. (I)(L)	63,655	119,035
Capstone Turbine Corp. (I)	169,858	131,147
Encore Wire Corp. (L)	13,244	271,634
Ener1, Inc. (I)(L)	41,655	153,290
EnerSys, Inc. (I)	32,416	809,428
Franklin Electric Company, Inc.	15,994	530,361
Fuelcell Energy, Inc. (I)(L)	68,801	84,625

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Generac Holdings, Inc. (I)	12,972	$176,938
GrafTech International, Ltd. (I)	81,030	1,266,499
II-VI, Inc. (I)	16,942	632,445
LaBarge, Inc. (I)	10,329	129,009
Polypore International, Inc. (I)	14,710	443,654
Powell Industries, Inc. (I)	6,490	201,969
PowerSecure International, Inc. (I)(L)	13,773	127,538
Satcon Technology Corp. (I)	50,828	191,113
UQM Technologies, Inc. (I)(L)	28,210	72,218
Vicor Corp. (L)	13,210	192,998
Woodward Governor Company	41,140	1,333,759

		13,114,202
Industrial Conglomerates - 0.19%
Raven Industries, Inc. (L)	10,991	416,449
Seaboard Corp.	222	393,162
Standex International Corp.	8,634	208,856
Tredegar Industries, Inc.	16,998	322,622

		1,341,089
Machinery - 2.96%
3D Systems Corp. (I)(L)	12,661	198,904
Actuant Corp., Class A (L)	45,424	1,042,935
Alamo Group, Inc.	4,642	103,656
Albany International Corp., Class A	18,861	356,850
Altra Holdings, Inc. (I)	18,579	273,669
American Railcar Industries, Inc. (I)	6,807	106,734
Ampco-Pittsburgh Corp.	6,244	154,976
ArvinMeritor, Inc. (I)(L)	63,247	982,858
Astec Industries, Inc. (I)(L)	13,104	373,857
Badger Meter, Inc. (L)	10,268	415,649
Barnes Group, Inc.	32,814	577,198
Blount International, Inc. (I)	32,951	419,466
Briggs & Stratton Corp. (L)	33,530	637,405
Cascade Corp.	6,131	194,966
Chart Industries, Inc. (I)	19,588	398,812
CIRCOR International, Inc.	11,590	366,244
CLARCOR, Inc.	33,689	1,301,406
Colfax Corp. (I)	16,350	243,125
Columbus McKinnon Corp. (I)	13,311	220,829
Commercial Vehicle Group, Inc. (I)	16,946	172,510
Douglas Dynamics, Inc.	8,066	99,615
Dynamic Materials Corp.	9,602	145,086
Energy Recovery, Inc. (I)(L)	28,913	103,798
EnPro Industries, Inc. (I)	13,846	433,103
ESCO Technologies, Inc.	17,787	591,596
Federal Signal Corp.	42,243	227,690
Flow International Corp. (I)	38,091	100,179
Force Protection, Inc. (I)	47,879	241,310
FreightCar America, Inc.	8,492	208,903
Graham Corp.	7,728	119,939
Greenbrier Companies, Inc. (I)(L)	12,990	202,514
Hawk Corp. (I)	3,531	152,786
John Bean Technologies Corp.	19,144	308,410
Kadant, Inc. (I)	8,916	168,602
Kaydon Corp.	22,354	773,448
L.B. Foster Company (I)	7,248	209,757
Lindsay Corp. (L)	8,449	366,011
Lydall, Inc. (I)	13,532	99,596
Met-Pro Corp.	12,685	127,992
Middleby Corp. (I)(L)	11,207	710,412
Miller Industries, Inc.	8,014	108,429
Mueller Industries, Inc.	25,468	674,647
Mueller Water Products, Inc.	103,725	313,250
NACCO Industries, Inc., Class A	3,888	339,772

308

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Nordson Corp. (L)	22,964	$1,692,217
PMFG, Inc. (I)(L)	10,481	178,701
RBC Bearings, Inc. (I)	14,665	498,317
Robbins & Myers, Inc.	18,226	488,092
Sauer-Danfoss, Inc. (I)	7,996	170,235
Sun Hydraulics, Inc.	8,733	246,183
Tecumseh Products Company, Class A (I)	13,503	154,879
Tennant Company (L)	12,583	388,815
The Gorman-Rupp Company (L)	8,377	230,870
Thermadyne Holdings Corp. (I)	6,775	95,731
Titan International, Inc. (L)	23,829	323,360
TriMas Corp. (I)	10,548	156,638
Wabash National Corp. (I)	39,649	320,760
Watts Water Technologies, Inc., Class A	19,584	666,835
Xerium Technologies, Inc. (I)(L)	5,124	67,534

		21,048,061
Marine - 0.19%
American Commercial Lines, Inc. (I)(L)	6,377	177,791
Baltic Trading, Ltd.	12,838	141,346
Eagle Bulk Shipping, Inc. (I)(L)	43,244	225,734
Excel Maritime Carriers, Ltd. (I)(L)	26,849	150,891
Genco Shipping & Trading, Ltd. (I)(L)	18,680	297,759
Horizon Lines, Inc. (L)	23,914	100,439
International Shipholding Corp.	4,968	140,296
Ultrapetrol Bahamas, Ltd. (I)	19,883	127,649

		1,361,905
Professional Services - 1.10%
Acacia Research - Acacia Technologies (I)	22,980	404,448
Administaff, Inc.	14,782	398,079
CBIZ, Inc. (I)(L)	32,114	190,436
CDI Corp.	9,089	117,430
CoStar Group, Inc. (I)(L)	14,069	685,301
CRA International, Inc. (I)	8,301	149,833
Exponent, Inc. (I)	9,625	323,304
Heidrick & Struggles International, Inc.	12,200	237,656
Hill International, Inc. (I)	19,578	87,709
Hudson Highland Group, Inc. (I)	25,189	86,650
Huron Consulting Group, Inc. (I)	14,971	329,212
ICF International, Inc. (I)	11,773	295,149
Kelly Services, Inc., Class A (I)	18,080	212,078
Kforce, Inc. (I)	21,116	289,712
Korn/Ferry International (I)(L)	31,316	517,967
Mistras Group, Inc. (I)(L)	10,606	122,817
Navigant Consulting Company (I)	34,715	403,735
On Assignment, Inc. (I)	27,221	142,910
Resources Connection, Inc.	31,609	434,940
School Specialty, Inc. (I)(L)	13,622	177,222
SFN Group, Inc. (I)	35,342	212,405
The Advisory Board Company (I)	10,471	462,295
The Corporate Executive Board Company	23,174	731,371
The Dolan Company (I)	21,102	239,930
TrueBlue, Inc. (I)	29,732	405,842
Volt Information Sciences, Inc. (I)	11,503	82,822
VSE Corp.	3,254	114,769

		7,856,022
Road & Rail - 1.02%
AMERCO, Inc. (I)(L)	5,815	462,176
Arkansas Best Corp.	17,254	418,064
Avis Budget Group, Inc. (I)(L)	69,305	807,403
Celadon Group, Inc. (I)	14,354	198,229
Dollar Thrifty Automotive Group, Inc. (I)	19,315	968,454
Genesee & Wyoming, Inc., Class A (I)	25,751	1,117,336
Heartland Express, Inc. (L)	34,026	505,967

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Knight Transportation, Inc. (L)	39,760	$768,561
Marten Transport, Ltd.	11,242	260,590
Old Dominion Freight Lines, Inc. (I)	28,207	717,022
RailAmerica, Inc. (I)	15,565	149,891
Saia, Inc. (I)	11,710	174,830
USA Truck, Inc. (I)	6,608	98,988
Werner Enterprises, Inc. (L)	28,953	593,247

		7,240,758
Trading Companies & Distributors - 0.84%
Aceto Corp.	20,470	138,991
Aircastle, Ltd.	34,254	290,474
Applied Industrial Technologies, Inc. (L)	28,402	869,101
Beacon Roofing Supply, Inc. (I)	30,727	447,692
CAI International, Inc. (I)	7,586	115,080
DXP Enterprises, Inc. (I)	5,908	112,134
H&E Equipment Services, Inc. (I)	19,533	155,678
Houston Wire & Cable Company (L)	13,792	138,334
Interline Brands, Inc. (I)	22,672	409,003
Kaman Corp., Class A	17,754	465,332
RSC Holdings, Inc. (I)(L)	34,020	253,789
Rush Enterprises, Inc., Class A (I)	22,475	344,767
TAL International Group, Inc.	11,457	277,489
Textainer Group Holdings, Ltd. (L)	6,378	170,548
Titan Machinery, Inc. (I)(L)	9,512	155,046
United Rentals, Inc. (I)(L)	40,955	607,772
Watsco, Inc. (L)	18,593	1,035,258

		5,986,488

		105,760,387
Information Technology - 18.15%
Communications Equipment - 2.97%
Acme Packet, Inc. (I)	29,410	1,115,815
ADC Telecommunications, Inc. (I)(L)	67,012	849,042
ADTRAN, Inc. (L)	41,613	1,468,939
Anaren, Inc. (I)	11,036	185,294
Arris Group, Inc. (I)	85,005	830,499
Aruba Networks, Inc. (I)(L)	49,201	1,049,949
Aviat Networks, Inc. (I)	41,542	169,907
Bel Fuse, Inc., Class B	7,363	153,298
BigBand Networks, Inc. (I)	36,664	104,126
Black Box Corp.	12,124	388,695
Blue Coat Systems, Inc. (I)	27,921	671,779
Comtech Telecommunications Corp. (I)(L)	19,240	526,214
DG Fastchannel, Inc. (I)(L)	16,880	367,140
Digi International, Inc. (I)	18,685	177,321
EMS Technologies, Inc. (I)	10,943	203,868
Emulex Corp. (I)	54,228	566,140
Extreme Networks, Inc. (I)	64,146	199,494
Finisar Corp. (I)(L)	50,647	951,657
Globecomm Systems, Inc. (I)	17,016	142,424
Harmonic, Inc. (I)	65,525	450,812
Hughes Communications, Inc. (I)	6,306	171,839
Infinera Corp. (I)(L)	59,058	689,207
InterDigital, Inc. (I)(L)	29,520	874,087
Ixia (I)	22,012	272,949
KVH Industries, Inc. (I)	10,955	164,435
Loral Space & Communications, Inc. (I)	7,222	376,988
NETGEAR, Inc. (I)	23,688	639,813
Network Engines, Inc. (I)	27,921	40,765
Network Equipment Technologies, Inc. (I)(L)	23,535	81,196
Oclaro, Inc. (I)	33,216	531,788
Oplink Communications, Inc. (I)	14,615	289,962
PC-Tel, Inc. (I)	16,631	102,114
Plantronics, Inc. (L)	32,233	1,088,831

309

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Powerwave Technologies, Inc. (I)(L)	93,026	$169,307
Riverbed Technology, Inc. (I)	42,379	1,931,602
Seachange International, Inc. (I)	19,666	145,725
ShoreTel, Inc. (I)	31,995	158,695
Sonus Networks, Inc. (I)	139,664	493,014
Sycamore Networks, Inc.	13,145	426,029
Symmetricom, Inc. (I)	31,834	182,090
Tekelec, Inc. (I)	45,937	595,344
UTStarcom, Inc. (I)(L)	81,567	177,000
Viasat, Inc. (I)(L)	22,306	917,000

		21,092,193
Computers & Peripherals - 0.90%
ADPT Corp. (I)	57,205	168,755
Avid Technology, Inc. (I)(L)	19,870	260,496
Compellent Technologies, Inc. (I)	15,687	285,190
Cray, Inc. (I)	24,812	163,759
Electronics for Imaging, Inc. (I)	31,139	377,405
Hutchinson Technology, Inc. (I)	17,832	61,877
Hypercom Corp. (I)	33,173	215,625
Imation Corp. (I)(L)	20,290	189,306
Immersion Corp. (I)	21,388	126,403
Intermec, Inc. (I)	33,002	404,605
Intevac, Inc. (I)	15,826	158,418
Isilon Systems, Inc. (I)	17,947	399,859
Netezza Corp. (I)	34,245	922,903
Novatel Wireless, Inc. (I)(L)	22,215	175,054
Presstek, Inc. (I)	21,697	47,516
Quantum Corp. (I)(L)	146,062	309,651
Rimage Corp. (I)	8,050	132,342
Silicon Graphics International Corp. (I)(L)	21,421	166,227
STEC, Inc. (I)(L)	27,311	340,022
Stratasys, Inc. (I)(L)	13,954	386,805
Super Micro Computer, Inc. (I)(L)	16,562	172,079
Synaptics, Inc. (I)(L)	22,658	637,596
Xyratex, Ltd. (I)	20,481	303,938

		6,405,831
Electronic Equipment, Instruments & Components - 2.41%
Agilysys, Inc. (I)	13,113	85,235
Anixter International, Inc. (L)	18,766	1,013,176
Benchmark Electronics, Inc. (I)	42,189	691,900
Brightpoint, Inc. (I)	47,652	333,087
Checkpoint Systems, Inc. (I)	26,600	541,310
Cogent, Inc. (I)	35,383	376,475
Cognex Corp.	26,999	724,113
Coherent, Inc. (I)	17,104	684,331
Comverge, Inc. (I)(L)	18,141	142,588
CTS Corp.	23,666	227,667
Daktronics, Inc. (L)	23,875	234,453
DDi Corp.	10,108	93,398
DTS, Inc. (I)	11,747	448,383
Echelon Corp. (I)	23,195	198,317
Electro Rent Corp.	12,418	164,911
Electro Scientific Industries, Inc. (I)	19,294	214,356
FARO Technologies, Inc. (I)	11,216	244,621
Gerber Scientific, Inc. (I)	19,370	119,513
Insight Enterprises, Inc. (I)	31,415	491,331
IPG Photonics Corp. (I)	17,726	427,906
Keithley Instruments, Inc.	8,347	179,544
L-1 Identity Solutions, Inc. (I)	51,730	606,793
Littelfuse, Inc. (I)	14,875	650,038
Maxwell Technologies, Inc. (I)(L)	18,250	266,633
Measurement Specialties, Inc. (I)	10,468	193,449
Mercury Computer Systems, Inc. (I)	16,489	198,363

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Methode Electronics, Inc.	25,717	$233,510
Microvision, Inc. (I)(L)	60,831	133,220
MTS Systems Corp.	11,330	351,230
Multi-Fineline Electronix, Inc. (I)	7,233	159,054
Newport Corp. (I)	24,926	282,661
OSI Systems, Inc. (I)	10,926	396,832
Park Electrochemical Corp.	13,856	364,967
Plexus Corp. (I)	27,160	797,146
Power-One, Inc. (I)(L)	39,083	355,264
RadiSys Corp. (I)	17,843	168,081
Richardson Electronics, Ltd.	11,855	124,478
Rofin-Sinar Technologies, Inc. (I)	21,785	552,903
Rogers Corp. (I)	10,706	337,025
Sanmina-SCI Corp. (I)(L)	53,638	647,947
Scansource, Inc. (I)	18,176	504,202
Smart Modular Technologies (WWH), Inc. (I)	35,845	216,145
Spectrum Control, Inc. (I)	9,713	142,975
SYNNEX Corp. (I)(L)	15,074	424,182
Technitrol, Inc.	29,977	132,199
TTM Technologies, Inc. (I)	54,070	529,345
Universal Display Corp. (I)(L)	20,366	478,601
X-Rite, Inc. (I)	22,459	85,120
Zygo Corp. (I)	14,027	137,465

		17,106,443
Internet Software & Services - 3.91%
Acxiom Corp. (I)	46,114	731,368
Ancestry.com, Inc. (I)	13,078	297,655
Archipelago Learning, Inc. (I)	9,018	107,945
Art Technology Group, Inc. (I)	107,476	443,876
CACI International, Inc., Class A (I)	20,236	915,881
Cass Information Systems, Inc.	6,284	215,604
CIBER, Inc. (I)	44,118	132,795
Computer Task Group, Inc. (I)	12,040	91,986
comScore, Inc. (I)	15,542	365,548
Constant Contact, Inc. (I)(L)	19,427	416,321
CSG Systems International, Inc. (I)	23,355	425,762
DealerTrack Holdings, Inc. (I)	27,343	467,018
Diamond Management & Technology
Consultants, Inc. (W)	16,560	207,000
Digital River, Inc. (I)	26,820	912,953
DivX, Inc. (I)	23,218	221,268
Earthlink, Inc.	73,983	672,505
Echo Global Logistics, Inc. (I)(L)	8,131	103,833
Euronet Worldwide, Inc. (I)(L)	33,143	596,243
Exlservice Holdings, Inc. (I)	10,455	203,350
Forrester Research, Inc. (I)	10,120	334,770
Global Cash Access Holdings, Inc. (I)	34,979	142,714
GSI Commerce, Inc. (I)	41,995	1,037,277
Heartland Payment Systems, Inc.	25,811	392,843
iGate Corp.	16,069	291,492
InfoSpace, Inc. (I)	26,278	227,567
Integral Systems, Inc. (I)	14,954	110,361
Internap Network Services Corp. (I)	37,016	181,749
Internet Brands, Inc., Class A (I)(L)	20,521	272,519
Internet Capital Group, Inc. (I)	25,731	283,813
J2 Global Communications, Inc. (I)(L)	30,926	735,730
Keynote Systems, Inc.	11,614	134,955
KIT Digital, Inc. (I)(L)	14,244	170,786
Limelight Networks, Inc. (I)	29,429	173,043
Lionbridge Technologies, Inc. (I)	41,257	177,405
Liquidity Services, Inc. (I)	10,205	163,382
LivePerson, Inc. (I)	31,165	261,786
Local.com Corp. (I)(L)	13,177	58,242

310

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
LogMeIn, Inc. (I)	10,192	$366,708
LoopNet, Inc. (I)	14,145	167,477
ManTech International Corp., Class A (I)	14,938	591,545
MAXIMUS, Inc.	11,794	726,275
ModusLink Global Solutions, Inc. (I)	31,449	199,701
MoneyGram International, Inc. (I)(L)	61,029	148,911
Move, Inc. (I)	108,639	242,265
NCI, Inc. (I)	4,943	93,522
NIC, Inc.	39,302	325,814
Online Resources Corp. (I)	21,857	97,045
OpenTable, Inc. (I)(L)	10,787	734,379
Openwave Systems, Inc. (I)	64,107	108,982
Perficient, Inc. (I)	16,966	155,069
Quinstreet Inc. (I)(L)	7,293	109,614
Rackspace Hosting, Inc. (I)(L)	65,405	1,699,222
RealNetworks, Inc. (I)	59,271	193,223
RightNow Technologies, Inc. (I)	14,850	292,545
Saba Software, Inc. (I)	24,289	132,132
Sapient Corp.	69,334	829,928
SAVVIS, Inc. (I)	25,399	535,411
SRA International, Inc., Class A (I)	28,780	567,542
Support.com, Inc. (I)	34,539	158,189
Syntel, Inc.	8,844	393,558
TeleTech Holdings, Inc. (I)	20,461	303,641
Terremark Worldwide, Inc. (I)	39,953	413,114
The Knot, Inc. (I)	21,889	199,847
TNS, Inc. (I)	17,879	303,049
Unisys Corp. (I)	28,680	800,172
United Online, Inc.	60,317	345,013
ValueClick, Inc. (I)(L)	55,294	723,246
VeriFone Holdings, Inc. (I)(L)	57,451	1,785,003
Virtusa Corp. (I)	10,390	100,679
Vocus, Inc. (I)	11,979	221,372
Wright Express Corp. (I)	26,056	930,460
Zix Corp. (I)(L)	47,715	135,511

		27,809,509
Semiconductors & Semiconductor Equipment - 3.60%
Actel Corp. (I)	14,977	238,883
Advanced Analogic Technologies, Inc. (I)	35,221	123,626
Advanced Energy Industries, Inc. (I)(L)	24,454	319,369
Amkor Technology, Inc. (I)	70,775	464,992
Anadigics, Inc. (I)	44,906	273,478
Applied Micro Circuits Corp. (I)(L)	43,979	439,790
ATMI, Inc. (I)	21,686	322,254
Axcelis Technologies, Inc. (I)	76,031	146,740
AXT, Inc. (I)	22,416	148,394
Brooks Automation, Inc. (I)	43,840	294,166
Cabot Microelectronics Corp. (I)	15,961	513,625
Cavium Networks, Inc. (I)(L)	29,681	853,626
Ceva, Inc. (I)	15,348	219,476
Cirrus Logic, Inc. (I)	43,946	783,997
Cohu, Inc.	16,232	204,361
Conexant Systems, Inc. (I)	58,675	96,227
Cymer, Inc. (I)	20,138	746,717
Diodes, Inc. (I)	22,843	390,387
DSP Group, Inc. (I)	18,578	130,046
Energy Conversion Devices, Inc. (I)(L)	31,524	158,250
Entegris, Inc. (I)(L)	88,185	411,824
Entropic Communications, Inc. (I)	37,702	361,939
Evergreen Solar, Inc. (I)(L)	139,619	102,480
Exar Corp. (I)	27,744	166,187
FEI Company (I)	25,846	505,806
FormFactor, Inc. (I)(L)	33,838	291,007
FSI International, Inc. (I)	26,915	71,594

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
GSI Technology, Inc. (I)	15,078	$86,397
GT Solar International, Inc. (I)(L)	41,766	349,581
Hittite Microwave Corp. (I)	18,300	871,995
Integrated Device Technology, Inc. (I)	108,536	634,936
Integrated Silicon Solution, Inc. (I)	18,126	156,065
IXYS Corp. (I)	17,370	165,884
Kopin Corp. (I)	47,198	167,553
Kulicke & Soffa Industries, Inc. (I)(L)	47,194	292,131
Lattice Semiconductor Corp. (I)	77,783	369,469
LTX-Credence Corp. (I)	99,968	208,933
Mattson Technology, Inc. (I)	37,414	102,889
Micrel, Inc.	34,499	340,160
Microsemi Corp. (I)	55,475	951,396
Microtune, Inc. (I)	46,098	133,684
Mindspeed Technologies, Inc. (I)(L)	22,343	173,605
MIPS Technologies, Inc., Class A (I)	32,951	320,613
MKS Instruments, Inc. (I)	33,785	607,454
Monolithic Power Systems, Inc. (I)	21,865	357,055
Nanometrics, Inc. (I)	12,943	194,792
Netlogic Microsystems, Inc. (I)(L)	41,940	1,156,705
NVE Corp. (I)	3,615	155,553
OmniVision Technologies, Inc. (I)(L)	34,849	802,921
PDF Solutions, Inc. (I)	20,659	76,438
Pericom Semiconductor Corp. (I)	18,742	162,868
Photronics, Inc. (I)	37,299	197,312
PLX Technology, Inc. (I)	29,308	106,095
Power Integrations, Inc. (L)	16,532	525,552
RF Micro Devices, Inc. (I)	179,522	1,102,265
Rubicon Technology, Inc. (I)(L)	10,470	237,564
Rudolph Technologies, Inc. (I)	21,797	181,133
Semtech Corp. (I)(L)	41,360	835,058
Sigma Designs, Inc. (I)(L)	21,304	244,783
Silicon Image, Inc. (I)	52,453	250,725
Spansion, Inc., Class A (I)	8,507	127,350
Standard Microsystems Corp. (I)	15,248	347,807
Supertex, Inc. (I)	7,030	155,504
Tessera Technologies, Inc. (I)	33,580	621,230
Trident Microsystems, Inc. (I)	45,752	78,236
TriQuint Semiconductor, Inc. (I)	103,827	996,739
Ultra Clean Holdings, Inc. (I)	15,266	131,593
Ultratech, Inc. (I)	16,416	280,714
Veeco Instruments, Inc. (I)(L)	27,204	948,603
Volterra Semiconductor Corp. (I)(L)	16,534	355,812
Zoran Corp. (I)	34,929	266,858

		25,609,251
Software - 4.36%
ACI Worldwide, Inc. (I)	23,360	523,030
Actuate Corp. (I)	33,979	174,992
Advent Software, Inc. (I)(L)	10,682	557,494
ArcSight, Inc. (I)	16,663	725,840
Ariba, Inc. (I)	60,560	1,144,584
Aspen Technology, Inc. (I)	42,459	440,300
Blackbaud, Inc. (L)	30,379	730,311
Blackboard, Inc. (I)	23,231	837,245
Bottomline Technologies, Inc. (I)	20,751	318,735
CDC Corp., Class A (I)	21,395	90,501
CommVault Systems, Inc. (I)	29,144	758,618
Concur Technologies, Inc. (I)(L)	27,029	1,336,314
Deltek, Inc. (I)	14,137	113,237
DemandTec, Inc. (I)	14,938	140,567
Digimarc Corp. (I)	6,349	148,948
Ebix, Inc. (I)(L)	18,579	435,678
Epicor Software Corp. (I)	33,394	290,528
EPIQ Systems, Inc.	23,059	282,703

311

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Fair Isaac Corp. (L)	30,707	$757,235
Fortinet, Inc. (I)(L)	26,710	667,750
Interactive Intelligence, Inc. (I)	9,492	167,059
Jack Henry & Associates, Inc.	57,296	1,461,048
JDA Software Group, Inc. (I)	28,125	713,250
Kenexa Corp. (I)	15,852	277,727
Lawson Software, Inc. (I)	93,479	791,767
Magma Design Automation, Inc. (I)	39,135	144,800
Manhattan Associates, Inc. (I)	15,420	452,577
Mentor Graphics Corp. (I)	71,999	761,029
MicroStrategy, Inc., Class A (I)	6,087	527,195
Monotype Imaging Holdings, Inc. (I)	16,739	153,162
Netscout Systems, Inc. (I)	21,104	432,843
NetSuite, Inc. (I)(L)	12,383	291,867
Opnet Technologies, Inc.	9,829	178,396
Parametric Technology Corp. (I)	77,867	1,521,521
Pegasystems, Inc. (L)	10,986	341,115
Progress Software Corp. (I)	28,414	940,503
PROS Holdings, Inc. (I)	15,065	139,803
Quest Software, Inc. (I)	40,068	985,272
Radiant Systems, Inc. (I)	19,805	338,666
Renaissance Learning, Inc.	9,424	96,031
Rosetta Stone, Inc. (I)(L)	7,247	153,926
S1 Corp. (I)	37,595	195,870
Smith Micro Software, Inc. (I)	20,869	207,438
SolarWinds, Inc. (I)(L)	23,390	403,711
Sonic Solutions (I)(L)	17,984	204,658
Sourcefire, Inc. (I)(L)	18,512	533,886
SRS Labs, Inc. (I)	11,166	104,290
SuccessFactors, Inc. (I)(L)	42,383	1,064,237
Synchronoss Technologies, Inc. (I)	13,781	245,440
Take-Two Interactive Software, Inc. (I)(L)	47,413	480,768
Taleo Corp. (I)	26,870	778,961
TeleCommunication Systems, Inc. (I)	32,669	127,736
THQ, Inc. (I)(L)	46,496	186,914
TIBCO Software, Inc. (I)	111,423	1,976,644
TiVo, Inc. (I)(L)	77,490	702,059
Tyler Technologies, Inc. (I)(L)	21,496	433,359
Ultimate Software Group, Inc. (I)(L)	16,971	655,759
Unica Corp. (I)(L)	13,104	274,922
VASCO Data Security International, Inc. (I)	20,122	130,793
VirnetX Holding Corp. (L)	22,555	331,107
Wave Systems Corp. Class A (I)(L)	56,128	125,727
Websense, Inc. (I)	29,230	518,540

		31,026,986

		129,050,213
Materials - 5.13%
Chemicals - 2.37%
A. Schulman, Inc.	21,208	427,341
American Vanguard Corp. (L)	15,086	93,231
Arch Chemicals, Inc.	15,305	537,052
Balchem Corp.	19,014	586,772
Calgon Carbon Corp. (I)(L)	37,794	548,013
Ferro Corp. (I)	57,969	747,220
Georgia Gulf Corp. (I)(L)	22,772	372,094
H.B. Fuller Company	32,863	652,988
Hawkins, Inc. (L)	6,175	218,719
Innophos Holdings, Inc.	14,508	480,215
Koppers Holdings, Inc.	14,009	376,422
Kraton Performance Polymers Inc. (I)	7,541	204,738
Landec Corp. (I)	21,448	133,192
LSB Industries, Inc. (I)	12,080	224,326
Minerals Technologies, Inc.	12,643	744,926

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
NewMarket Corp.	6,920	$786,666
Olin Corp. (L)	52,634	1,061,101
OM Group, Inc. (I)	20,713	623,876
Omnova Solutions, Inc. (I)	30,772	221,251
PolyOne Corp. (I)	62,646	757,390
Quaker Chemical Corp.	7,574	246,609
Rockwood Holdings, Inc. (I)	35,084	1,104,093
Senomyx, Inc. (I)(L)	26,993	107,432
Sensient Technologies Corp.	33,569	1,023,519
Solutia, Inc. (I)	81,625	1,307,633
Spartech Corp. (I)(L)	21,316	175,004
Stepan Company	5,262	311,037
STR Holdings, Inc. (I)(L)	19,099	411,392
TPC Group, Inc. (I)	5,932	141,300
W.R. Grace & Company (I)	48,946	1,367,551
Westlake Chemical Corp. (L)	13,111	392,412
Zep, Inc.	14,850	258,984
Zoltek Companies, Inc. (I)(L)	19,298	187,577

		16,832,076
Construction Materials - 0.08%
Headwaters, Inc. (I)(L)	42,049	151,376
Texas Industries, Inc. (L)	13,901	438,160

		589,536
Containers & Packaging - 0.49%
AEP Industries, Inc. (I)	3,613	85,339
Boise, Inc. (I)	47,632	309,132
Graham Packaging Company, Inc. (I)	12,184	144,015
Graphic Packaging Holding Company (I)	76,446	255,330
Myers Industries, Inc.	24,892	213,822
Rock-Tenn Company, Class A	26,027	1,296,405
Silgan Holdings, Inc.	36,320	1,151,344

		3,455,387
Metals & Mining - 1.65%
A. M. Castle & Company (I)	11,655	154,429
Allied Nevada Gold Corp. (I)(L)	49,900	1,322,350
AMCOL International Corp. (L)	16,235	425,195
Brush Engineered Materials, Inc. (I)	13,679	389,031
Capital Gold Corp. (I)	39,391	190,259
Century Aluminum Company (I)	42,854	564,387
Coeur d’Alene Mines Corp. (I)(L)	58,977	1,174,822
General Moly, Inc. (I)(L)	44,809	164,001
Globe Specialty Metals, Inc.	41,763	586,353
Golden Star Resources, Ltd. (I)(L)	172,667	852,975
Haynes International, Inc.	8,399	293,293
Hecla Mining Company (I)(L)	161,976	1,023,688
Horsehead Holding Corp. (I)	29,716	293,297
Jaguar Mining, Inc. (I)(L)	56,313	366,035
Kaiser Aluminum Corp. (L)	10,362	443,390
Metals USA Holdings Corp. (I)	8,057	104,580
Olympic Steel, Inc.	6,597	151,665
RTI International Metals, Inc. (I)	20,216	619,014
Stillwater Mining Company (I)(L)	29,827	502,287
Thompson Creek Metals Company, Inc. (I)	93,598	1,008,986
Universal Stainless & Alloy Products, Inc. (I)	5,217	128,130
US Energy Corp. Wyoming (I)	21,662	98,345
US Gold Corp. (I)(L)	60,400	300,188
Worthington Industries, Inc. (L)	40,437	607,768

		11,764,468
Paper & Forest Products - 0.54%
Buckeye Technologies, Inc.	26,934	396,199
Clearwater Paper Corp. (I)	7,780	591,902
Deltic Timber Corp.	7,381	330,669

312

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
KapStone Paper and Packaging Corp. (I)	26,144	$317,388
Louisiana-Pacific Corp. (I)(L)	85,187	644,866
Neenah Paper, Inc.	10,642	161,758
P.H. Glatfelter Company	31,334	381,021
Schweitzer-Mauduit International, Inc.	12,305	717,505
Wausau Paper Corp. (I)	34,019	282,018

		3,823,326

		36,464,793
Telecommunication Services - 0.98%
Diversified Telecommunication Services - 0.67%
AboveNet, Inc. (I)	14,964	779,475
Alaska Communications Systems
Group, Inc. (L)	31,872	323,501
Atlantic Tele-Network, Inc.	6,294	309,917
Cbeyond, Inc. (I)(L)	18,173	233,160
Cincinnati Bell, Inc. (I)	136,768	365,171
Cogent Communications Group, Inc. (I)(L)	31,319	296,591
Consolidated Communications Holdings, Inc.	17,691	330,291
General Communication, Inc., Class A (I)	32,825	327,265
Global Crossing, Ltd. (I)	20,141	259,013
Globalstar, Inc. (I)(L)	47,424	82,518
IDT Corp., Class B (I)(L)	9,713	172,794
Iridium Communications, Inc. (I)(L)	22,969	196,155
Neutral Tandem, Inc. (I)(L)	22,448	268,254
PAETEC Holding Corp. (I)	84,743	348,294
Premiere Global Services, Inc. (I)	41,767	295,710
Vonage Holdings Corp. (I)(L)	70,602	180,035

		4,768,144
Wireless Telecommunication Services - 0.31%
FiberTower Corp. (I)	31,737	134,565
ICO Global Communications
Holdings, Ltd. (I)(L)	65,687	107,727
NTELOS Holdings Corp.	20,028	338,874
Shenandoah Telecommunications Company	15,666	284,651
Syniverse Holdings, Inc. (I)	46,495	1,054,042
USA Mobility, Inc.	15,878	254,524

		2,174,383

		6,942,527
Utilities - 3.19%
Electric Utilities - 1.26%
Allete, Inc.	20,648	752,207
Central Vermont Public Service Corp.	9,717	195,992
Cleco Corp.	40,044	1,186,103
El Paso Electric Company (I)	29,517	701,914
IDACORP, Inc.	31,897	1,145,740
MGE Energy, Inc. (L)	15,800	625,522
Otter Tail Corp. (L)	24,529	500,146
PNM Resources, Inc.	58,217	663,092
Portland General Electric Company	49,797	1,009,883
The Empire District Electric Company (L)	27,413	552,372
UIL Holding Corp.	20,416	574,915
Unisource Energy Corp.	24,172	808,070
Unitil Corp. (L)	10,016	219,851

		8,935,807
Gas Utilities - 1.21%
Chesapeake Utilities Corp.	7,387	267,557
New Jersey Resources Corp.	27,045	1,060,705
Nicor, Inc.	29,479	1,350,728
Northwest Natural Gas Company	17,494	830,090
Piedmont Natural Gas Company, Inc. (L)	47,100	1,365,900
South Jersey Industries, Inc.	19,678	973,471

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas Utilities (continued)
Southwest Gas Corp.	30,111	$1,011,428
The Laclede Group, Inc.	15,189	522,805
WGL Holdings, Inc.	33,106	1,250,745

		8,633,429
Independent Power Producers & Energy Traders - 0.05%
Dynegy, Inc. (I)	68,944	335,757
Multi-Utilities - 0.39%
Avista Corp. (L)	36,761	767,570
Black Hills Corp.	26,122	815,006
CH Energy Group, Inc.	10,998	485,672
NorthWestern Corp.	24,212	690,042

		2,758,290
Water Utilities - 0.28%
American States Water Company	12,643	452,367
Cadiz, Inc. (I)	10,469	107,412
California Water Service Group	13,207	487,999
Connecticut Water Service, Inc. (L)	8,912	213,442
Consolidated Water Company, Ltd.	11,727	111,172
Middlesex Water Company	13,215	222,541
SJW Corp.	9,510	234,231
York Water Company	12,756	204,479

		2,033,643

		22,696,926

TOTAL COMMON STOCKS (Cost $514,848,815)		$687,732,732

PREFERRED STOCKS - 0.00%
Health Care - 0.00%
Health Care Equipment & Supplies - 0.00%
Alere, Inc. 3.000 (I)	6	1,302

TOTAL PREFERRED STOCKS (Cost $1,347)		$1,302

INVESTMENT COMPANIES - 0.02%
Investment Companies - 0.02%
Kayne Anderson Energy
Development Company	9,011	144,627

TOTAL INVESTMENT COMPANIES (Cost $129,803)		$144,627

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/2012; Strike Price: $12.21) (I)	251	13

TOTAL WARRANTS (Cost $0)		$13

SHORT-TERM INVESTMENTS - 30.36%
Repurchase Agreement - 1.33%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $9,472,003 on 10/01/2010,
collateralized by $9,160,000 U.S. Treasury
Notes, 2.375% due 09/30/2014 valued at
$9,663,800, including interest)	$9,472,000	9,472,000
Short-Term Securities* - 1.40%
Federal Home Loan Bank Discount Notes,
0.160%, 10/18/2010	10,000,000	9,999,244
Securities Lending Collateral - 27.63%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	19,627,575	196,448,470

TOTAL SHORT-TERM INVESTMENTS (Cost $215,914,164)		$215,919,714

Total Investments (Small Cap Index Trust)
(Cost $730,893,409) - 127.10%		$903,798,388
Other assets and liabilities, net - (27.10%)		(192,712,564)

TOTAL NET ASSETS - 100.00%		$711,085,824

313

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.39%
Consumer Discretionary - 15.97%
Auto Components - 1.18%
Dana Holding Corp. (I)	11,742	$144,661
Dorman Products, Inc. (I)	1,425	43,919
Drew Industries, Inc. (I)	1,556	32,458
Exide Technologies (I)	8,927	42,760
Federal Mogul Corp. (I)	2,042	38,614
Modine Manufacturing Company (I)	8,662	112,346
Motorcar Parts of America, Inc. (I)	1,733	15,042
Shiloh Industries, Inc. (I)	1,515	14,665
Spartan Motors, Inc.	7,540	34,986
Standard Motor Products, Inc.	3,300	34,749
Superior Industries International, Inc.	7,211	124,606
TRW Automotive Holdings Corp. (I)	29,359	1,220,160

		1,858,966
Distributors - 0.07%
Audiovox Corp., Class A (I)	1,334	9,125
Core-Mark Holding Company, Inc. (I)	2,976	92,137
KSW, Inc.	700	2,142

		103,404
Diversified Consumer Services - 0.27%
Collectors Universe, Inc.	335	4,512
Jackson Hewitt Tax Service, Inc. (I)	2,700	2,484
Mac-Gray Corp.	200	2,426
Regis Corp. (L)	9,745	186,422
Service Corp. International	25,542	220,172
Stewart Enterprises, Inc., Class A (L)	723	3,897

		419,913
Hotels, Restaurants & Leisure - 4.22%
Bally Technologies, Inc. (I)(L)	18,457	645,072
Benihana, Inc. (I)	1,100	8,525
Benihana, Inc., Class A (I)	745	5,655
Biglari Holdings, Inc. (I)	314	103,196
Bluegreen Corp. (I)	7,550	21,065
Bob Evans Farms, Inc.	4,678	131,311
Boyd Gaming Corp. (I)(L)	15,617	113,223
Brinker International, Inc.	43,088	812,640
Canterbury Park Holding Corp. (I)	200	1,550
Churchill Downs, Inc.	2,448	87,443
DineEquity, Inc. (I)	22,419	1,008,407
Dover Downs Gaming & Entertainment, Inc.	474	1,612
Dover Motorsports, Inc. (I)	400	732
Full House Resorts, Inc. (I)	2,390	7,505
Gaming Partners International Corp.	500	2,955
Gaylord Entertainment Company (I)(L)	7,800	237,900
Great Wolf Resorts, Inc. (I)	5,783	10,988
International Speedway Corp., Class A	1,523	37,161
Isle of Capri Casinos, Inc. (I)(L)	7,489	53,621
J. Alexander’s Corp. (I)	600	2,502
Lakes Gaming, Inc. (I)	3,980	6,846
Life Time Fitness, Inc. (I)(L)	7,200	284,184
Luby’s, Inc. (I)	6,041	29,118
Marcus Corp.	5,061	59,973
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	3,840	29,875
Monarch Casino & Resort, Inc. (I)	1,050	11,771
Morton’s Restaurant Group, Inc. (I)	1,186	5,800
MTR Gaming Group, Inc. (I)	3,893	6,968
Multimedia Games, Inc. (I)	5,383	19,917
Nathan’s Famous, Inc. (I)	100	1,600
O’Charley’s, Inc. (I)	5,100	36,669
Orient Express Hotels, Ltd., Class A (I)(L)	15,313	170,740
P.F. Chang’s China Bistro, Inc.	16,892	780,410

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Papa John’s International, Inc. (I)	20,254	$534,301
Pinnacle Entertainment, Inc. (I)	10,171	113,407
Red Robin Gourmet Burgers, Inc. (I)	3,000	58,830
Rick’s Cabaret International, Inc. (I)	2,439	17,756
Ruby Tuesday, Inc. (I)	9,900	117,513
Speedway Motorsports, Inc.	7,130	111,798
Texas Roadhouse, Inc., Class A (I)	61,197	860,430
Vail Resorts, Inc. (I)	954	35,794
VCG Holding Corp. (I)	2,200	4,048
Wendy’s/Arby’s Group, Inc., Class A	16,800	76,104

		6,666,915
Household Durables - 1.35%
Acme United Corp.	733	7,667
Bassett Furniture Industries, Inc. (I)	2,530	12,473
Beazer Homes USA, Inc. (I)(L)	15,000	61,950
Blyth, Inc.	700	28,868
Brookfield Homes Corp. (I)(L)	7,963	65,217
Cavco Industries, Inc. (I)	329	11,814
Craftmade International, Inc. (I)	100	520
Emerson Radio Corp.	4,869	10,955
Ethan Allen Interiors, Inc. (L)	43,716	763,281
Furniture Brands International, Inc. (I)	14,200	76,396
Helen of Troy, Ltd. (I)	834	21,092
Hooker Furniture Corp.	2,555	29,715
Jarden Corp.	9,832	306,070
Kid Brands, Inc. (I)	3,500	30,100
La-Z-Boy, Inc. (I)	7,500	63,300
Lennar Corp., Class A	16,000	246,080
Lennar Corp., Class B	760	9,363
Lifetime Brands, Inc. (I)	1,201	18,135
M/I Homes, Inc. (I)	4,880	50,606
Meritage Homes Corp. (I)	5,313	104,241
Mohawk Industries, Inc. (I)	2,700	143,910
Palm Harbor Homes, Inc. (I)	286	455
Pulte Group, Inc. (I)	1,581	13,850
Ryland Group, Inc.	759	13,601
Skyline Corp.	1,252	25,366
Stanley Furniture Company, Inc. (I)	1,770	6,089
Toll Brothers, Inc. (I)	200	3,804
Universal Electronics, Inc. (I)	176	3,670

		2,128,588
Internet & Catalog Retail - 0.03%
1-800-Flowers.com, Inc., Class A (I)	3,133	5,921
dELiA*s, Inc. (I)	5,085	9,611
Gaiam, Inc., Class A	3,676	24,592
ValueVision Media, Inc. (I)	6,700	12,596

		52,720
Leisure Equipment & Products - 0.17%
Aldila, Inc. (I)	1,240	5,282
Arctic Cat, Inc. (I)(L)	2,706	27,737
Callaway Golf Company (L)	11,845	82,915
Jakks Pacific, Inc. (I)	400	7,056
Leapfrog Enterprises, Inc. (I)	2,700	14,796
RC2 Corp. (I)	3,193	66,893
Smith & Wesson Holding Corp. (I)(L)	3,256	11,591
Steinway Musical Instruments, Inc. (I)	3,066	52,797
The Nautilus Group, Inc. (I)	3,568	4,745

		273,812
Media - 1.81%
AH Belo Corp. (I)	4,238	29,963
Alloy, Inc. (I)	3,778	36,684
Ascent Media Corp., Class A (I)	1,821	48,639

314

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Beasley Broadcasting Group, Inc. (I)	502	$2,656
Cinemark Holdings, Inc.	3,320	53,452
CKX, Inc. (I)	392	1,921
Clear Channel Outdoor Holdings,
Inc., Class A (I)	4,091	46,760
EW Scripps Company (I)	8,787	69,242
Fisher Communications, Inc. (I)	1,962	34,198
Gray Television, Inc. (I)	11,900	23,919
Harte-Hanks, Inc.	1,221	14,249
Journal Communications, Inc., Class A (I)	8,370	37,749
Lee Enterprises, Inc. (I)(L)	7,296	19,553
Liberty Media - Starz, Series A
(Tracking Stock) (I)	502	32,570
Liberty Media Corp. - Capital, Series A (I)	10,000	520,600
Madison Square Garden, Inc., Class A (I)	214	4,511
Media General, Inc., Class A (I)(L)	4,268	38,241
Mediacom Communications
Corp., Class A (I)(L)	6,100	40,321
Navarre Corp. (I)	4,100	10,660
New Frontier Media, Inc. (I)	4,684	8,338
Outdoor Channel Holdings, Inc. (I)	1,020	5,641
Radio One, Inc., Class D (I)	2,600	2,288
Salem Communications Corp., Class A (I)	2,700	8,019
The Interpublic Group of Companies, Inc. (I)	108,407	1,087,322
The McClatchy Company, Class A (I)(L)	12,049	47,353
World Wrestling Entertainment,
Inc., Class A (L)	45,821	637,370

		2,862,219
Multiline Retail - 0.88%
99 Cents Only Stores (I)	204	3,852
Dillard’s, Inc., Class A (L)	45,339	1,071,814
Fred’s, Inc., Class A	3,021	35,648
Retail Ventures, Inc. (I)	10,127	108,967
Saks, Inc. (I)(L)	17,605	151,403
Tuesday Morning Corp. (I)	3,900	18,603

		1,390,287
Specialty Retail - 3.66%
A.C. Moore Arts & Crafts, Inc. (I)	5,768	13,036
Americas Car-Mart, Inc. (I)	1,468	36,964
Asbury Automotive Group, Inc. (I)	2,400	33,768
Barnes & Noble, Inc. (L)	9,769	158,355
Bebe Stores, Inc.	3,700	26,677
Books-A-Million, Inc.	3,850	23,100
Borders Group, Inc. (I)	8,000	9,520
Brown Shoe Company, Inc.	7,529	86,358
Build A Bear Workshop, Inc. (I)	5,200	31,460
Cabela’s, Inc. (I)(L)	12,999	246,721
Cache, Inc. (I)	3,100	15,810
Casual Male Retail Group, Inc. (I)	4,708	19,209
Charming Shoppes, Inc. (I)(L)	22,128	77,891
Christopher & Banks Corp.	8,648	68,406
Collective Brands, Inc. (I)	7,400	119,436
Conn’s, Inc. (I)(L)	6,034	28,058
Cost Plus, Inc. (I)	1,894	7,860
Destination Maternity Corp. (I)	583	19,192
Foot Locker, Inc.	24,122	350,493
GameStop Corp., Class A (I)(L)	6,000	118,260
Genesco, Inc. (I)	31,238	933,391
Golfsmith International Holdings, Inc. (I)	1,211	3,524
Group 1 Automotive, Inc. (I)(L)	5,564	166,252
Haverty Furniture Companies, Inc.	4,000	43,640
Hot Topic, Inc.	3,400	20,366
J. Crew Group, Inc. (I)	16,206	544,846

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
Jo-Ann Stores, Inc. (I)	401	$17,865
Lithia Motors, Inc., Class A (L)	3,969	38,063
MarineMax, Inc. (I)	5,591	39,361
New York & Company, Inc. (I)	11,700	30,069
Office Depot, Inc. (I)	16,863	77,570
Pacific Sunwear of California, Inc. (I)	12,800	66,944
Penske Auto Group, Inc. (I)(L)	59,956	791,390
PEP Boys - Manny, Moe & Jack	9,900	104,742
Rent-A-Center, Inc.	6,599	147,686
Shoe Carnival, Inc. (I)	2,853	57,688
Signet Jewelers, Ltd. (I)	1,600	50,784
Stage Stores, Inc.	5,900	76,700
Stein Mart, Inc. (I)	2,700	23,841
Systemax, Inc.	1,422	17,462
The Finish Line, Inc., Class A	58,392	812,233
The Men’s Wearhouse, Inc.	7,100	168,909
West Marine, Inc. (I)	4,805	48,819

		5,772,719
Textiles, Apparel & Luxury Goods - 2.33%
Carter’s, Inc. (I)	26,803	705,723
Culp, Inc. (I)	130	1,274
Delta Apparel, Inc. (I)	200	3,000
G-III Apparel Group, Ltd. (I)	2,603	81,682
Hanesbrands, Inc. (I)	32,121	830,649
Heelys, Inc. (I)	2,094	5,026
Iconix Brand Group, Inc. (I)	8,341	145,968
Jones Apparel Group, Inc.	12,700	249,428
K-Swiss, Inc., Class A (I)	6,079	77,507
Kenneth Cole Productions, Inc., Class A (I)	1,500	25,005
Lacrosse Footwear, Inc.	479	6,615
Lakeland Industries, Inc. (I)	1,110	10,157
Lazare Kaplan International, Inc. (I)	300	270
Movado Group, Inc. (I)(L)	3,700	40,256
Perry Ellis International, Inc. (I)	2,800	61,180
Phillips-Van Heusen Corp.	19,855	1,194,477
Quiksilver, Inc. (I)	24,200	94,622
RG Barry Corp.	662	6,812
Rocky Brands, Inc. (I)	1,204	9,174
Skechers U.S.A., Inc., Class A (I)	3,281	77,071
Tandy Brands Accessories, Inc. (I)	300	972
The Timberland Company, Class A (I)	938	18,582
Unifi, Inc. (I)	9,142	41,230
Weyco Group, Inc.	18	436

		3,687,116

		25,216,659
Consumer Staples - 3.64%
Beverages - 0.28%
Central European Distribution Corp. (I)	6,619	147,736
Coca-Cola Bottling Company Consolidated	305	16,144
Constellation Brands, Inc., Class A (I)	14,078	249,040
Craft Brewers Alliance, Inc. (I)	900	6,831
MGP Ingredients, Inc.	2,764	21,697

		441,448
Food & Staples Retailing - 0.45%
Ingles Markets, Inc.	3,025	50,245
Nash Finch Company	3,447	146,635
Ruddick Corp.	205	7,109
Spartan Stores, Inc.	5,205	75,473
SUPERVALU, Inc.	2,621	30,220
Susser Holdings Corp. (I)	3,944	55,216
The Andersons, Inc.	2,523	95,622
The Pantry, Inc. (I)	3,603	86,868

315

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Weis Markets, Inc.	2,432	$95,164
Winn-Dixie Stores, Inc. (I)	9,151	65,247

		707,799
Food Products - 2.55%
B&G Foods, Inc.	7,664	83,691
Chiquita Brands International, Inc. (I)	7,667	101,511
Corn Products International, Inc.	23,212	870,450
Del Monte Foods Company	21,882	286,873
Dole Food Company, Inc. (I)(L)	2,077	19,005
Farmer Brothers Company	555	8,880
Flowers Foods, Inc. (L)	28,801	715,417
Fresh Del Monte Produce, Inc. (I)	6,452	140,008
HQ Sustainable Maritime Industries, Inc. (I)	2,756	8,296
Imperial Sugar Company	2,695	35,251
J & J Snack Foods Corp.	200	8,386
Omega Protein Corp. (I)	4,487	25,755
Ralcorp Holdings, Inc. (I)	3,700	216,376
Seneca Foods Corp., Class A (I)	1,409	36,902
Smart Balance, Inc. (I)	5,291	20,529
Smithfield Foods, Inc. (I)	21,163	356,173
Tasty Baking Company	675	4,610
The Hain Celestial Group, Inc. (I)	6,737	161,553
TreeHouse Foods, Inc. (I)(L)	20,091	926,195

		4,025,861
Household Products - 0.02%
Central Garden & Pet Company (I)	2,553	26,372
Central Garden & Pet Company, Class A (I)	538	5,574
Oil-Dri Corp of America	331	7,120

		39,066
Personal Products - 0.21%
CCA Industries, Inc.	1,277	6,896
Elizabeth Arden, Inc. (I)	4,884	97,631
Inter Parfums, Inc.	2,161	38,012
Mannatech, Inc. (I)	2,763	5,664
Natural Alternatives International, Inc. (I)	200	1,582
Nutraceutical International Corp. (I)	2,400	37,656
Parlux Fragrances, Inc. (I)	2,749	6,185
Prestige Brands Holdings, Inc. (I)	13,277	131,310

		324,936
Tobacco - 0.13%
Alliance One International, Inc. (I)(L)	18,384	76,294
Universal Corp. (L)	3,297	132,177

		208,471

		5,747,581
Energy - 7.80%
Energy Equipment & Services - 4.28%
Allis-Chalmers Energy, Inc. (I)	10,458	43,610
Basic Energy Services, Inc. (I)	8,500	72,420
Bolt Technology Corp. (I)	1,328	13,612
Bristow Group, Inc. (I)	6,329	228,350
Bronco Drilling Company, Inc. (I)	5,971	23,824
Cal Dive International, Inc. (I)	9,196	50,302
Complete Production Services, Inc. (I)	63,221	1,292,869
Dawson Geophysical Company (I)	1,325	35,311
Dresser-Rand Group, Inc. (I)	23,856	880,048
ENGlobal Corp. (I)	5,500	13,860
Exterran Holdings, Inc. (I)(L)	8,722	198,077
Geokinetics, Inc. (I)(L)	2,332	14,458
Global Industries, Ltd. (I)	18,100	99,007
Gulf Islands Fabrication, Inc.	3,068	55,838
Gulfmark Offshore, Inc., Class A (I)	4,500	138,240

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc. (I)	14,179	$157,954
Helmerich & Payne, Inc.	417	16,872
Hercules Offshore, Inc. (I)(L)	15,100	40,015
Hornbeck Offshore Services, Inc. (I)	4,500	87,705
Key Energy Services, Inc. (I)	16,135	153,444
Matrix Service Company (I)	1,610	14,088
Mitcham Industries, Inc. (I)	2,431	17,989
Natural Gas Services Group, Inc. (I)	2,786	41,149
Newpark Resources, Inc. (I)	17,359	145,816
Oceaneering International, Inc. (I)	13,053	703,035
Oil States International, Inc. (I)	6,210	289,076
Omni Energy Services Corp. (I)	4,100	11,193
OYO Geospace Corp. (I)	271	15,685
Parker Drilling Company (I)	21,638	94,125
Patterson-UTI Energy, Inc.	23,367	399,108
PHI, Inc. (I)	3,660	59,219
Pioneer Drilling Company (I)	13,400	85,492
Rowan Companies, Inc. (I)(L)	11,300	343,068
SEACOR Holdings, Inc. (I)	2,100	178,836
Seahawk Drilling, Inc. (I)	1,232	10,423
Superior Energy Services, Inc. (I)	5,100	136,119
T-3 Energy Services, Inc. (I)	2,297	60,067
TetraTechnologies, Inc. (I)	9,546	97,369
TGC Industries, Inc. (I)	3,906	14,999
Tidewater, Inc. (L)	4,278	191,697
Trico Marine Services, Inc. (I)	4,500	747
Union Drilling, Inc. (I)	5,291	23,704
Unit Corp. (I)	4,557	169,931
Willbros Group, Inc. (I)	5,000	45,850

		6,764,601
Oil, Gas & Consumable Fuels - 3.52%
Alon USA Energy, Inc. (L)	7,477	40,376
Approach Resources, Inc. (I)	4,325	48,354
Atlas Energy, Inc. (I)	3,864	110,665
ATP Oil & Gas Corp. (I)(L)	9,700	132,405
Berry Petroleum Company, Class A (L)	5,400	171,342
Bill Barrett Corp. (I)	2,400	86,400
Biofuel Energy Corp. (I)	324	648
Clayton Williams Energy, Inc. (I)	767	38,803
Comstock Resources, Inc. (I)	24,221	544,730
Contango Oil & Gas Company (I)	600	30,096
Crosstex Energy, Inc. (I)(L)	9,200	72,680
CVR Energy, Inc. (I)	12,800	105,600
Delek US Holdings, Inc.	9,835	70,419
DHT Holdings, Inc.	2,567	10,602
Double Eagle Petroleum &
Mining Company (I)	2,117	9,315
Energy Partners, Ltd. (I)	7,768	93,294
Forest Oil Corp. (I)	28,387	843,094
Frontier Oil Corp.	5,700	76,380
General Maritime Corp.	12,031	59,072
Georesources, Inc. (I)	2,657	42,246
Green Plains Renewable Energy, Inc. (I)	3,600	43,596
Harvest Natural Resources, Inc. (I)	8,278	86,257
HKN, Inc. (I)	1,116	3,917
International Coal Group, Inc. (I)	21,729	115,598
Mariner Energy, Inc. (I)(L)	500	12,115
Overseas Shipholding Group, Inc. (L)	4,700	161,304
Patriot Coal Corp. (I)	13,000	148,330
Penn Virginia Corp.	40,812	654,624
Petroleum Development Corp. (I)	3,720	102,672
Petroquest Energy, Inc. (I)	349	2,125
Rex Energy Corp. (I)	2,945	37,696
Rosetta Resources, Inc. (I)	3,054	71,738

316

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
SandRidge Energy, Inc. (I)(L)	84,972	$482,641
SM Energy Company	1,000	37,460
Sunoco, Inc. (L)	6,144	224,256
Swift Energy Company (I)	4,000	112,320
Teekay Corp. (L)	7,100	189,783
Tesoro Corp.	20,200	269,872
USEC, Inc. (I)	18,439	95,698
Warren Resources, Inc. (I)	1,700	6,749
Western Refining, Inc. (I)(L)	20,442	107,116

		5,552,388

		12,316,989
Financials - 22.47%
Capital Markets - 2.02%
Affiliated Managers Group, Inc. (I)	8,312	648,419
American Capital, Ltd. (I)(L)	55,500	322,455
Calamos Asset Management, Inc.	800	9,200
Capital Southwest Corp.	902	81,902
Cowen Group, Inc., Class A (I)	991	3,260
FirstCity Financial Corp. (I)	2,100	16,989
GFI Group, Inc.	5,428	25,186
Harris & Harris Group, Inc. (I)	7,938	33,895
International Assets Holding Corp. (I)	687	12,435
Investment Technology Group, Inc. (I)	1,297	18,443
JMP Group, Inc.	3,000	18,300
KBW, Inc. (L)	27,372	700,723
LaBranche & Company, Inc. (I)	660	2,574
MCG Capital Corp.	21,400	124,976
MF Global Holdings, Ltd. (I)	21,300	153,360
Oppenheimer Holdings, Inc., Class A	39	1,090
Penson Worldwide, Inc. (I)	5,366	26,669
Piper Jaffray Companies, Inc. (I)	3,800	110,694
Safeguard Scientifics, Inc. (I)	5,150	64,530
Sanders Morris Harris Group, Inc.	923	5,224
SEI Investments Company	37,310	758,885
SWS Group, Inc.	6,700	48,039

		3,187,248
Commercial Banks - 8.11%
1st Source Corp.	3,630	63,017
Ameris Bancorp (I)(L)	3,987	37,278
Associated Banc Corp. (L)	68,772	907,103
BancFirst Corp.	17,355	702,183
Bancorp, Inc. (I)	5,134	34,346
BancTrust Financial Group, Inc. (I)	4,850	14,841
Bank of Florida Corp. (I)	2,454	135
Banner Corp.	800	1,728
Boston Private Financial Holdings, Inc.	9,773	63,915
Cadence Financial Corp. (I)	600	1,206
Camden National Corp.	317	10,984
Cape Bancorp, Inc. (I)	551	4,188
Capital City Bank Group, Inc. (L)	3,947	47,917
CapitalSource, Inc.	27,910	149,039
Capitol Bancorp, Ltd. (I)(L)	4,076	4,606
Cardinal Financial Corp.	7,563	72,680
Cascade Financial Corp. (I)(L)	1,636	622
Cathay General Bancorp	13,430	159,683
Center Bancorp, Inc. (L)	2,875	21,965
Center Financial Corp. (I)	4,662	23,730
Centerstate Banks, Inc.	703	6,032
Central Pacific Financial Corp. (I)(L)	5,915	8,458
Chemical Financial Corp.	3,140	64,810
City Holding Company (L)	500	15,335
City National Corp. (L)	1,100	58,377
CoBiz Financial, Inc.	8,646	48,072

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Columbia Banking System, Inc.	42,198	$829,191
Commerce Bancshares, Inc.	18,368	690,453
Community Bank Systems, Inc. (L)	1,500	34,515
Community Trust Bancorp, Inc.	22,530	610,338
Crescent Financial Corp. (I)	1,656	4,306
CVB Financial Corp.	1,964	14,750
Danvers Bancorp, Inc.	3,800	58,254
East West Bancorp, Inc.	63,305	1,030,605
Encore Bancshares, Inc. (I)	2,368	17,026
Enterprise Financial Services Corp.	2,969	27,612
Fidelity Southern Corp. (I)	1,510	9,906
Financial Institutions, Inc.	2,810	49,625
First Bancorp/Puerto Rico (I)	9,700	2,716
First Bancorp/Troy NC	3,936	53,608
First Busey Corp. (L)	5,529	25,157
First Commonwealth Financial Corp.	15,940	86,873
First Community Bancshares, Inc.	730	9,417
First Financial Bancorp	1,900	31,692
First Financial Corp./IN	1,071	31,595
First Horizon National Corp. (I)(L)	21,231	242,246
First Merchants Corp.	5,525	42,156
First Midwest Bancorp, Inc./IL	13,600	156,808
First Security Group, Inc.	3,000	3,360
First South Bancorp, Inc.	1,628	16,150
FirstMerit Corp.	36,063	660,674
FNB Corp. (L)	20,282	173,614
FNB United Corp. (I)(L)	2,500	1,750
Fulton Financial Corp.	21,100	191,166
German American Bancorp, Inc.	400	6,864
Glacier Bancorp, Inc.	3,300	48,180
Great Southern Bancorp, Inc.	711	15,478
Greene County Bancshares, Inc. (I)(L)	2,987	20,282
Hampden Bancorp, Inc.	1,142	11,477
Hampton Roads Bankshares, Inc. (I)(L)	1,900	1,817
Hanmi Financial Corp. (I)	7,296	9,339
Heartland Financial USA, Inc.	1,021	15,713
Heritage Commerce Corp. (I)	2,685	9,317
Home Bancorp, Inc. (I)	527	7,051
Home Bancshares, Inc.	640	13,005
Huntington Bancshares, Inc.	56,153	318,388
IBERIABANK Corp.	771	38,535
Independent Bank Corp. (I)	206	286
Independent Bank Corp. (L)	2,831	63,754
International Bancshares Corp. (L)	7,200	121,608
Intervest Bancshares Corp. (I)	1,211	2,543
Investors Bancorp, Inc. (I)	76	900
Lakeland Bancorp, Inc./NJ (L)	6,160	51,929
Lakeland Financial Corp.	2,800	52,248
Macatawa Bank Corp. (I)(L)	4,197	6,170
MainSource Financial Group, Inc.	4,725	36,099
Marshall & Ilsley Corp.	771	5,428
MB Financial, Inc.	7,767	125,981
MBT Financial Corp. (I)(L)	3,023	5,502
Mercantile Bank Corp.	1,266	5,735
Metro Bancorp, Inc. (I)	709	7,367
MidSouth Bancorp, Inc.	91	1,288
Nara Bancorp, Inc. (I)	5,830	41,160
National Penn Bancshares, Inc.	20,821	130,131
NBT Bancorp, Inc.	1,200	26,484
NewBridge Bancorp (I)	1,423	5,109
North Valley Bancorp (I)	1,223	1,957
Northfield Bancorp, Inc. (L)	2,228	24,107
Old National Bancorp	11,700	122,850
Old Second Bancorp, Inc. (L)	3,121	4,369
Oriental Financial Group, Inc.	4,500	59,850

317

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Pacific Capital Bancorp (I)(L)	3,624	$2,972
Pacific Continental Corp.	100	905
Pacific Mercantile Bancorp (I)(L)	2,510	7,781
PacWest Bancorp (L)	1,300	24,778
Peoples Bancorp, Inc.	2,761	34,154
Pinnacle Financial Partners, Inc. (I)(L)	6,152	56,537
Popular, Inc. (I)	39,400	114,260
Preferred Bank/Los Angeles CA (I)	943	1,556
PrivateBancorp, Inc.	1,300	14,807
Renasant Corp. (L)	5,709	86,834
Republic Bancorp, Inc., Class A	300	6,339
S&T Bancorp, Inc.	800	13,936
Sandy Spring Bancorp, Inc.	4,280	66,340
SCBT Financial Corp.	900	28,071
Seacoast Banking Corp. of Florida (I)	1,900	2,318
Sierra Bancorp	1,408	17,389
Simmons First National Corp., Class A	400	11,308
Somerset Hills Bancorp	315	2,489
Southern Community Financial Corp. (I)	3,274	5,730
Southside Bancshares, Inc.	700	13,223
Southwest Bancorp, Inc.	3,658	47,444
State Bancorp, Inc.	2,498	22,432
StellarOne Corp.	5,642	71,766
Sterling Bancorp	1,900	16,511
Sterling Bancshares, Inc.	10,763	57,797
Sun Bancorp, Inc. (I)	4,649	23,710
Superior Bancorp (I)(L)	3,137	3,068
Susquehanna Bancshares, Inc. (L)	19,886	167,838
SVB Financial Group (I)	3,000	126,960
Synovus Financial Corp. (L)	47,485	116,813
Taylor Capital Group, Inc. (I)(L)	2,218	25,440
Texas Capital Bancshares, Inc. (I)	1,213	20,949
TIB Financial Corp. (I)(L)	3,025	1,301
Tower Bancorp, Inc.	471	9,547
TowneBank (L)	1,986	29,711
TriCo Bancshares	700	10,759
Trustmark Corp.	1,700	36,958
UMB Financial Corp.	145	5,149
Umpqua Holdings Corp.	18,568	210,561
Union First Market Bankshares Corp.	3,984	52,031
United Bankshares, Inc. (L)	2,200	54,758
United Community Banks, Inc. (I)(L)	7,725	17,304
Univest Corp. of Pennsylvania	1,000	17,460
Virginia Commerce Bancorp, Inc. (I)	6,651	32,324
Washington Banking Company	2,041	28,288
Washington Trust Bancorp, Inc.	2,698	51,586
Webster Financial Corp.	13,253	232,723
WesBanco, Inc.	5,955	97,305
West Bancorp, Inc. (I)	300	1,890
West Coast Bancorp (I)	395	901
Western Alliance Bancorp (I)	13,998	93,787
Whitney Holding Corp.	16,424	134,184
Wilmington Trust Corp. (L)	9,000	80,820
Wilshire Bancorp, Inc.	5,661	37,023
Wintrust Financial Corp.	4,248	137,678
Yadkin Valley Financial Corp. (I)	3,532	9,254
Zions Bancorporation (L)	54,532	1,164,804

		12,806,675
Consumer Finance - 0.43%
Advance America Cash Advance Centers, Inc.	4,800	19,344
AmeriCredit Corp. (L)	9,284	227,087
Cash America International, Inc.	4,000	140,000
CompuCredit Holdings Corp. (L)	8,832	42,570
Nelnet, Inc., Class A	5,856	133,985

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Finance (continued)
The First Marblehead Corp. (I)(L)	19,073	$44,631
The Student Loan Corp.	2,422	71,933

		679,550
Diversified Financial Services - 0.27%
Asset Acceptance Capital Corp. (I)	4,739	25,448
Asta Funding, Inc.	3,625	27,659
Interactive Brokers Group, Inc., Class A (I)	1,200	20,652
Marlin Business Services Corp. (I)	1,583	18,996
Medallion Financial Corp.	1,450	11,296
MicroFinancial, Inc.	400	1,572
NewStar Financial, Inc. (I)	11,166	82,740
PHH Corp. (I)(L)	8,966	188,824
PICO Holdings, Inc. (I)	723	21,589
Resource America, Inc.	3,450	19,596

		418,372
Insurance - 7.70%
21st Century Holding Company	1,090	3,804
Affirmative Insurance Holdings, Inc. (I)	3,500	12,600
Alleghany Corp. (I)	914	276,969
Allied World Assurance
Company Holdings, Ltd.	4,000	226,360
Alterra Capital Holdings, Ltd.	10,709	213,323
American Equity Investment Life
Holding Company	10,678	109,343
American Financial Group, Inc.	12,939	395,675
American National Insurance Company	2,550	193,724
American Physicians Capital, Inc.	500	20,730
American Safety Insurance Holdings, Ltd. (I)	2,454	40,098
AMERISAFE, Inc. (I)	2,200	41,316
Amtrust Financial Services, Inc.	3,300	47,916
Arch Capital Group, Ltd. (I)	2,193	183,773
Argo Group International Holdings, Ltd.	4,128	143,407
Arthur J. Gallagher & Company	26,001	685,646
Aspen Insurance Holdings, Ltd.	11,100	336,108
Assurant, Inc.	9,300	378,510
Assured Guaranty, Ltd.	13,700	234,407
Axis Capital Holdings, Ltd.	1,096	36,102
Citizens, Inc., Class A (I)(L)	2,024	13,945
CNA Surety Corp. (I)	8,359	149,793
CNO Financial Group, Inc. (I)	25,800	142,932
Delphi Financial Group, Inc., Class A	7,800	194,922
Donegal Group, Inc.	5,281	69,023
Eastern Insurance Holdings, Inc.	2,742	28,599
EMC Insurance Group, Inc.	1,920	40,934
Employers Holdings, Inc.	1,400	22,078
Endurance Specialty Holdings, Ltd.	7,400	294,520
Enstar Group, Ltd. (I)	1,114	80,876
FBL Financial Group, Inc., Class A	5,034	130,783
Fidelity National Financial, Inc., Class A	12,300	193,233
First Acceptance Corp. (I)	7,986	13,496
First American Financial Corp.	11,608	173,424
First Mercury Financial Corp.	4,250	42,840
Flagstone Reinsurance Holdings SA	15,731	166,906
FPIC Insurance Group, Inc. (I)	17,936	629,374
Global Indemnity PLC (I)	2,945	47,267
Greenlight Capital Re, Ltd., Class A (I)	1,100	27,522
Hallmark Financial Services, Inc. (I)	4,808	42,022
Hanover Insurance Group, Inc.	20,009	940,423
Harleysville Group, Inc.	2,576	84,467
HCC Insurance Holdings, Inc.	8,900	232,201
Hilltop Holdings, Inc. (I)	10,034	96,126
Horace Mann Educators Corp.	6,694	119,019
Independence Holding Company	3,599	25,265

318

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Maiden Holdings, Ltd.	2,373	$18,059
MBIA, Inc. (I)(L)	36,546	367,287
Meadowbrook Insurance Group, Inc.	10,879	97,585
Mercer Insurance Group, Inc.	1,412	25,134
Montpelier Re Holdings, Ltd.	11,911	206,299
National Financial Partners Corp. (I)	8,111	102,766
National Interstate Corp.	726	15,805
Old Republic International Corp.	18,816	260,602
OneBeacon Insurance Group, Ltd.	2,200	31,438
Platinum Underwriters Holdings, Ltd.	3,800	165,376
ProAssurance Corp. (I)	3,800	218,842
Protective Life Corp.	5,419	117,917
Reinsurance Group of America, Inc.	8,574	414,038
RenaissanceRe Holdings, Ltd.	6,800	407,728
RLI Corp.	700	39,634
Safety Insurance Group, Inc.	2,750	115,555
SeaBright Holdings, Inc.	2,401	19,352
StanCorp Financial Group, Inc.	3,400	129,200
State Auto Financial Corp.	3,871	58,878
Stewart Information Services Corp.	3,766	42,631
The Navigators Group, Inc. (I)	1,506	67,213
The Phoenix Companies, Inc. (I)	21,638	45,440
Tower Group, Inc.	2,517	58,772
Transatlantic Holdings, Inc.	9,141	464,546
United Fire & Casualty Company	1,985	42,102
Unitrin, Inc.	9,673	235,924
Universal Insurance Holdings, Inc.	1,713	7,691
Validus Holdings, Ltd.	12,415	327,259
White Mountains Insurance Group, Ltd.	1,540	475,028

		12,159,902
Real Estate Investment Trusts - 2.34%
Alexandria Real Estate Equities, Inc. (L)	9,624	673,680
Digital Realty Trust, Inc. (L)	14,200	876,140
LaSalle Hotel Properties	41,591	972,813
Senior Housing Properties Trust	27,869	654,922
Universal Health Realty Income Trust	15,139	520,933

		3,698,488
Real Estate Management & Development - 0.14%
Avatar Holdings, Inc. (I)	2,370	45,220
Forest City Enterprises, Inc., Class A (I)(L)	12,002	153,986
Thomas Properties Group, Inc. (I)	4,600	16,422
ZipRealty, Inc. (I)	900	2,601

		218,229
Thrifts & Mortgage Finance - 1.46%
Abington Bancorp, Inc.	6,040	63,662
Astoria Financial Corp.	12,972	176,808
Atlantic Coast Federal Corp. (I)	539	1,024
Bank Mutual Corp.	3,942	20,459
BankAtlantic Bancorp, Inc. (I)(L)	9,872	7,898
BankFinancial Corp.	5,239	48,042
Beneficial Mutual Bancorp, Inc. (I)	1,418	12,719
Berkshire Hill Bancorp, Inc.	3,014	57,145
BofI Holding, Inc. (I)(L)	2,689	31,918
Brookline Bancorp, Inc.	6,000	59,880
Dime Community Bancshares	3,100	42,935
Doral Financial Corp. (I)(L)	5,700	9,462
ESSA Bancorp, Inc.	4,151	49,148
Federal Agricultural Mortgage
Corp., Class C (L)	2,313	25,027
First Defiance Financial Corp. (I)	751	7,570
First Financial Holdings, Inc.	3,984	44,382
First Financial Northwest, Inc.	2,425	9,458
First Niagara Financial Group, Inc.	21,700	252,805

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
First Place Financial Corp. (I)	400	$1,512
Flushing Financial Corp.	7,263	83,960
Home Federal Bancorp, Inc.	3,875	47,159
Hopfed Bancorp, Inc.	408	3,754
K-Fed Bancorp (L)	2,409	19,007
Legacy Bancorp, Inc.	2,286	18,174
Louisiana Bancorp, Inc. (I)	100	1,459
Meridian Interstate Bancorp, Inc. (I)	2,279	24,021
MGIC Investment Corp. (I)	23,698	218,733
New England Bancshares, Inc.	100	733
NewAlliance Bancshares, Inc.	19,791	249,762
Northeast Community Bancorp, Inc.	1,932	11,515
Northwest Bancshares, Inc.	3,468	38,807
OceanFirst Financial Corp.	1,700	20,859
Ocwen Financial Corp. (I)	12,954	131,354
Provident Financial Holdings, Inc.	1,778	10,401
Provident Financial Services, Inc. (L)	2,534	31,320
Radian Group, Inc. (L)	18,184	142,199
Riverview Bancorp, Inc. (I)	500	1,005
Roma Financial Corp.	200	2,106
Rome Bancorp, Inc.	698	6,519
The PMI Group, Inc. (I)(L)	22,100	81,107
TierOne Corp. (I)	2,328	19
Tree.com, Inc. (I)	2,270	14,869
United Financial Bancorp, Inc.	4,437	59,944
United Western Bancorp, Inc. (I)	1,286	527
Washington Federal, Inc.	7,300	111,398
Waterstone Financial, Inc. (I)	2,000	7,980
Westfield Financial, Inc.	5,677	44,281

		2,304,826

		35,473,290
Health Care - 9.64%
Biotechnology - 0.33%
Celera Corp. (I)	15,130	101,976
Infinity Pharmaceuticals, Inc. (I)	893	4,920
InterMune, Inc. (I)	19,408	264,337
Martek Biosciences Corp. (I)(L)	4,107	92,941
Maxygen, Inc. (I)	7,535	43,628
MediciNova, Inc. (I)	500	2,605
Progenics Pharmaceuticals, Inc. (I)	3,061	15,458

		525,865
Health Care Equipment & Supplies - 2.07%
Alere, Inc. (I)	12,975	401,317
Analogic Corp.	600	26,928
AngioDynamics, Inc. (I)	5,961	90,846
Anika Therapeutics, Inc. (I)	3,550	21,407
Cantel Medical Corp.	2,286	37,033
Cardiac Science Corp. (I)	500	900
CONMED Corp. (I)	3,500	78,435
Cutera, Inc. (I)	3,120	25,272
Cynosure, Inc. (I)	2,139	21,839
Digirad Corp. (I)	3,100	6,355
Exactech, Inc. (I)	539	8,796
Greatbatch, Inc. (I)	3,670	85,107
Invacare Corp. (L)	4,641	123,033
LeMaitre Vascular, Inc. (I)	700	4,935
Medical Action Industries, Inc. (I)	800	7,240
Misonix, Inc. (I)	500	1,135
Natus Medical, Inc. (I)	649	9,456
Osteotech, Inc. (I)	4,027	26,014
Otix Global, Inc. (I)	700	7,231
Palomar Medical Technologies, Inc. (I)	300	3,099
RTI Biologics, Inc. (I)	12,463	32,778

319

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Solta Medical, Inc. (I)	2,900	$5,800
Symmetry Medical, Inc. (I)	5,811	56,018
Synovis Life Technologies, Inc. (I)	700	10,465
Teleflex, Inc.	17,131	972,698
The Cooper Companies, Inc. (L)	24,655	1,139,554
TomoTherapy, Inc. (I)	11,111	39,111
TranS1, Inc. (I)	400	988
Wright Medical Group, Inc. (I)	200	2,882
Young Innovations, Inc.	500	14,305

		3,260,977
Health Care Providers & Services - 4.25%
Air Methods Corp. (I)	496	20,624
Allied Healthcare International, Inc. (I)	10,827	27,068
American Dental Partners, Inc. (I)	3,854	46,479
AMERIGROUP Corp. (I)	200	8,494
AMN Healthcare Services, Inc. (I)	4,149	21,326
AmSurg Corp. (I)	5,207	91,018
Animal Health International, Inc. (I)	601	1,653
Assisted Living Concepts, Inc. (I)	2,624	79,875
Brookdale Senior Living, Inc. (I)	8,594	140,168
Capital Senior Living Corp. (I)	5,626	29,987
Centene Corp. (I)	1,000	23,590
Community Health Systems, Inc. (I)(L)	11,400	353,058
Continucare Corp. (I)	2,509	10,538
Coventry Health Care, Inc. (I)	17,000	366,010
Cross Country Healthcare, Inc. (I)	2,192	15,760
Dynacq Healthcare, Inc. (I)	600	1,308
Emdeon, Inc., Class A (I)	42,381	516,201
Five Star Quality Care, Inc. (I)	8,754	44,208
Gentiva Health Services, Inc. (I)	26,810	585,799
Hanger Orthopedic Group, Inc. (I)	49,792	723,976
Health Net, Inc. (I)	11,988	325,954
Healthspring, Inc. (I)	9,400	242,896
Healthways, Inc. (I)	977	11,372
Integramed America, Inc. (I)	720	6,754
Kindred Healthcare, Inc. (I)	500	6,510
LCA-Vision, Inc. (I)	587	3,270
LifePoint Hospitals, Inc. (I)	5,943	208,362
Magellan Health Services, Inc. (I)	800	37,792
MedCath Corp. (I)	4,975	50,098
Molina Healthcare, Inc. (I)	3,609	97,407
Nighthawk Radiology Holdings, Inc. (I)	5,420	34,580
Novamed, Inc. (I)(L)	1,723	16,696
Omnicare, Inc.	8,600	205,368
Owens & Minor, Inc.	23,296	663,004
PDI, Inc. (I)	619	5,410
PharMerica Corp. (I)	700	6,671
Prospect Medical Holdings, Inc. (I)	2,039	17,332
Psychiatric Solutions, Inc. (I)	4,500	150,975
RehabCare Group, Inc. (I)	217	4,388
Res-Care, Inc. (I)	5,753	76,342
Skilled Healthcare Group, Inc. (I)	1,100	4,323
Sun Healthcare Group, Inc. (I)	7,900	66,913
SunLink Health Systems, Inc. (I)	100	205
The Ensign Group, Inc.	703	12,619
Triple-S Management Corp., Class B (I)	3,409	57,442
Universal American Financial Corp.	12,475	184,006
Universal Health Services, Inc., Class B	25,827	1,003,637
WellCare Health Plans, Inc. (I)	3,800	110,048

		6,717,514
Health Care Technology - 0.43%
ADAM, Inc. (I)	156	989
Arrhythmia Research Technology, Inc.	200	1,210

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
HealthStream, Inc. (I)	112	$596
Omnicell, Inc. (I)	48,455	633,791
Vital Images, Inc. (I)	3,510	46,437

		683,023
Life Sciences Tools & Services - 0.90%
Affymetrix, Inc. (I)	5,200	23,712
BioClinica, Inc. (I)	3,000	10,680
Cambrex Corp. (I)	4,802	20,409
Dionex Corp. (I)	9,759	843,568
Enzo Biochem, Inc. (I)	1,900	7,220
eResearch Technology, Inc. (I)	57,406	429,397
Harvard Bioscience, Inc. (I)	6,962	26,456
Kendle International, Inc. (I)	2,900	27,028
Medtox Scientific, Inc. (I)	2,111	24,551

		1,413,021
Pharmaceuticals - 1.66%
Adolor Corp. (I)	6,517	7,038
BMP Sunstone Corp. (I)(L)	4,758	36,161
Caraco Pharmaceutical Laboratories, Ltd. (I)	1,626	8,748
K-V Pharmaceutical Company, Class A (I)(L)	3,704	8,667
King Pharmaceuticals, Inc. (I)	8,502	84,680
Lannett Company, Inc. (I)	350	1,603
Matrixx Initiatives, Inc. (I)	1,883	9,603
Medicis Pharmaceutical Corp., Class A	8	237
Par Pharmaceutical Companies, Inc. (I)	2,725	79,243
Valeant Pharmaceuticals International, Inc. (L)	31,244	782,662
Viropharma, Inc. (I)	76,205	1,136,217
Vivus, Inc. (I)(L)	69,031	461,817

		2,616,676

		15,217,076
Industrials - 16.24%
Aerospace & Defense - 1.60%
AAR Corp. (I)(L)	39,809	742,836
Aerovironment, Inc. (I)(L)	16,381	364,477
Allied Defense Group, Inc. (I)	1,300	3,133
Ascent Solar Technologies, Inc. (I)(L)	5,033	15,904
Ceradyne, Inc. (I)	4,747	110,842
CPI Aerostructures, Inc. (I)	966	9,660
Curtiss-Wright Corp.	17,791	539,067
Ducommun, Inc.	2,074	45,172
Esterline Technologies Corp. (I)	4,648	266,005
Innovative Solutions & Support, Inc. (I)	2,300	11,247
Kratos Defense & Security Solutions, Inc. (I)	1,000	10,650
Ladish Company, Inc. (I)	1,632	50,804
LMI Aerospace, Inc. (I)	2,295	36,536
Moog, Inc., Class A (I)	2,700	95,877
SIFCO Industries, Inc.	1,000	11,870
Sparton Corp. (I)	1,800	10,962
Sypris Solutions, Inc. (I)	801	2,483
Triumph Group, Inc.	2,579	192,368

		2,519,893
Air Freight & Logistics - 0.70%
Air Transport Services Group, Inc. (I)	4,129	25,146
Atlas Air Worldwide Holdings, Inc. (I)	3,546	178,364
Park-Ohio Holdings Corp. (I)	1,573	20,921
UTi Worldwide, Inc.	54,973	883,966

		1,108,397
Airlines - 0.38%
AirTran Holdings, Inc. (I)(L)	489	3,594
Alaska Air Group, Inc. (I)	600	30,618
Continental Airlines, Inc., Class B (L)	10,973	272,569

320

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines (continued)
ExpressJet Holdings, Inc. (I)	3,850	$25,680
JetBlue Airways Corp. (I)(L)	16,692	111,669
Pinnacle Airlines Corp. (I)	3,630	19,711
Republic Airways Holdings, Inc. (I)	619	5,125
Skywest, Inc.	9,577	133,695

		602,661
Building Products - 0.77%
A.O. Smith Corp.	900	52,101
American Woodmark Corp.	1,592	28,226
Ameron International Corp.	1,477	100,377
Apogee Enterprises, Inc.	6,484	59,329
Armstrong World Industries, Inc. (I)	4,700	195,097
Gibraltar Industries, Inc. (I)	5,909	53,063
Griffon Corp. (I)	11,338	138,210
Insteel Industries, Inc.	2,944	26,437
Owens Corning, Inc. (I)	10,608	271,883
PGT, Inc. (I)	3,138	7,155
Quanex Building Products Corp.	700	12,089
Simpson Manufacturing Company, Inc.	1,100	28,358
Universal Forest Products, Inc.	2,065	60,401
US Home Systems, Inc. (I)	656	1,916
USG Corp. (I)(L)	13,460	177,537

		1,212,179
Commercial Services & Supplies - 2.29%
ABM Industries, Inc. (L)	43,937	948,600
American Reprographics Company (I)	2,955	23,197
ATC Technology Corp. (I)	789	19,520
Bowne & Company, Inc.	5,833	66,088
Casella Waste Systems, Inc., Class A (I)	5,620	23,604
CECO Environmental Corp. (I)	3,205	19,198
Consolidated Graphics, Inc. (I)	1,633	67,688
Courier Corp.	1,348	19,169
EnergySolutions, Inc.	7,676	38,610
Ennis, Inc.	4,329	77,446
G & K Services, Inc., Class A	600	13,716
Intersections, Inc.	3,791	35,256
Kimball International, Inc., Class B	3,913	22,813
M&F Worldwide Corp. (I)	1,700	41,395
McGrath Rentcorp	1,390	33,291
Metalico, Inc. (I)	6,700	25,661
Mobile Mini, Inc. (I)(L)	6,846	105,018
Multi-Color Corp.	200	3,080
Schawk, Inc., Class A	3,240	59,810
Steelcase, Inc., Class A	11,358	94,612
SYKES Enterprises, Inc. (I)	652	8,854
Team, Inc. (I)	43,575	749,926
The Geo Group, Inc. (I)	5,536	129,266
Unifirst Corp.	1,590	70,199
United Stationers, Inc. (I)	674	36,066
Versar, Inc. (I)	2,242	6,793
Viad Corp.	4,795	92,735
Virco Manufacturing Corp.	1,200	3,348
Waste Connections, Inc. (I)	19,408	769,721
WCA Waste Corp. (I)	1,000	4,800

		3,609,480
Construction & Engineering - 0.39%
Comfort Systems USA, Inc.	2,691	28,874
Dycom Industries, Inc. (I)	7,807	77,992
EMCOR Group, Inc. (I)	83	2,041
Granite Construction, Inc. (L)	1,300	29,562
Great Lakes Dredge & Dock Corp.	14,511	84,309
Insituform Technologies, Inc., Class A (I)	1,700	41,106
Integrated Electrical Services, Inc. (I)	620	2,337

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction & Engineering (continued)
Layne Christensen Company (I)	3,712	$96,104
MasTec, Inc. (I)	1,800	18,576
Northwest Pipe Company (I)	2,200	38,500
Pike Electric Corp. (I)	4,573	33,291
Sterling Construction Company, Inc. (I)	200	2,476
Tutor Perini Corp. (I)(L)	8,135	163,432

		618,600
Electrical Equipment - 1.94%
Allied Motion Technologies, Inc. (I)	400	1,716
Baldor Electric Company (L)	27,522	1,111,889
Belden, Inc.	31,127	821,130
C & D Technologies, Inc. (I)	3,440	1,020
Encore Wire Corp.	600	12,306
EnerSys, Inc. (I)	2,536	63,324
Franklin Electric Company, Inc.	800	26,528
GrafTech International, Ltd. (I)	58,430	913,261
Hoku Corp. (I)(L)	1,633	4,458
LaBarge, Inc. (I)	300	3,747
LSI Industries, Inc.	3,335	21,411
Ocean Power Technologies, Inc. (I)(L)	2,429	12,509
Orion Energy Systems, Inc. (I)	941	2,983
PowerSecure International, Inc. (I)	3,120	28,891
SL Industries, Inc. (I)	1,600	22,544
Technology Research Corp.	1,197	4,788
Ultralife Corp. (I)	891	3,903

		3,056,408
Industrial Conglomerates - 0.04%
Standex International Corp.	2,329	56,339
Machinery - 4.25%
Actuant Corp., Class A	2,201	50,535
AGCO Corp. (I)	3,700	144,337
Alamo Group, Inc.	2,827	63,127
Albany International Corp., Class A	3,434	64,971
American Railcar Industries, Inc. (I)	4,697	73,649
Ampco-Pittsburgh Corp.	789	19,583
Astec Industries, Inc. (I)	800	22,824
Barnes Group, Inc.	2,420	42,568
Briggs & Stratton Corp.	7,127	135,484
Cascade Corp.	1,676	53,297
Chart Industries, Inc. (I)	4,442	90,439
CIRCOR International, Inc.	809	25,564
Columbus McKinnon Corp. (I)	3,811	63,224
EnPro Industries, Inc. (I)	1,000	31,280
Federal Signal Corp.	8,088	43,594
Flow International Corp. (I)	6,450	16,964
FreightCar America, Inc.	2,100	51,660
Gardner Denver, Inc.	17,373	932,583
Gencor Industries, Inc. (I)	1,400	9,996
Greenbrier Companies, Inc. (I)	4,203	65,525
Hardinge, Inc.	2,200	16,852
Hawk Corp. (I)	200	8,654
Hurco Companies, Inc. (I)	1,492	26,960
IDEX Corp.	24,382	865,805
Kaydon Corp.	1,300	44,980
Key Technology, Inc. (I)	641	8,282
L.B. Foster Company (I)	450	13,023
Lydall, Inc. (I)	1,200	8,832
Met-Pro Corp.	1,556	15,700
MFRI, Inc. (I)	1,100	7,513
Miller Industries, Inc.	3,014	40,779
Mueller Industries, Inc.	1,248	33,060
Mueller Water Products, Inc.	19,856	59,965
NACCO Industries, Inc., Class A	1,300	113,607

321

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
NN, Inc. (I)	1,624	$13,398
Portec Rail Products, Inc.	1,659	19,278
Robbins & Myers, Inc.	1,400	37,492
Sauer-Danfoss, Inc. (I)	1,812	38,577
Terex Corp. (I)	1,402	32,134
The Manitowoc Company, Inc.	17,100	207,081
Timken Company	4,333	166,214
Titan International, Inc. (L)	90,258	1,224,801
Trinity Industries, Inc. (L)	41,916	933,469
Twin Disc, Inc.	2,663	37,149
Valmont Industries, Inc.	8,836	639,726
Wabash National Corp. (I)	742	6,003
Watts Water Technologies, Inc., Class A	2,867	97,621

		6,718,159
Marine - 0.25%
Alexander & Baldwin, Inc.	6,896	240,257
Eagle Bulk Shipping, Inc. (I)(L)	11,905	62,144
Genco Shipping & Trading, Ltd. (I)(L)	5,300	84,482
Horizon Lines, Inc.	3,783	15,889

		402,772
Professional Services - 0.30%
Barrett Business Services, Inc.	2,478	37,641
CDI Corp.	5,470	70,672
CRA International, Inc. (I)	2,218	40,035
Franklin Covey Company (I)	3,500	27,825
GP Strategies Corp. (I)	3,946	35,869
Heidrick & Struggles International, Inc.	1,508	29,376
Hudson Highland Group, Inc. (I)	4,800	16,512
Kelly Services, Inc., Class A (I)	6,107	71,635
Korn/Ferry International (I)	1,251	20,692
LECG Corp. (I)	5,738	6,312
Manpower, Inc.	40	2,088
National Technical Systems, Inc.	1,146	8,824
On Assignment, Inc. (I)	9,160	48,090
RCM Technologies, Inc. (I)	300	1,512
School Specialty, Inc. (I)	2,153	28,011
The Dolan Company (I)	614	6,981
Volt Information Sciences, Inc. (I)	2,445	17,604

		469,679
Road & Rail - 1.82%
AMERCO, Inc. (I)	3,651	290,181
Arkansas Best Corp.	1,945	47,127
Avis Budget Group, Inc. (I)(L)	17,100	199,215
Celadon Group, Inc. (I)	2,764	38,171
Covenant Transport, Inc. (I)	1,373	10,256
Dollar Thrifty Automotive Group, Inc. (I)	4,000	200,560
Frozen Food Express Industries (I)	800	2,216
Genesee & Wyoming, Inc., Class A (I)	1,300	56,407
Landstar System, Inc.	17,429	673,108
Marten Transport, Ltd.	2,306	53,453
Old Dominion Freight Lines, Inc. (I)	34,786	884,260
P.A.M. Transportation Services, Inc. (I)	2,546	32,029
Ryder Systems, Inc.	7,300	312,221
Saia, Inc. (I)	2,345	35,011
Universal Truckload Services, Inc. (I)	174	2,725
USA Truck, Inc. (I)	2,476	37,090

		2,874,030
Trading Companies & Distributors - 1.51%
Aceto Corp.	5,823	39,538
Aircastle, Ltd.	13,051	110,672
Applied Industrial Technologies, Inc.	4,193	128,306
Beacon Roofing Supply, Inc. (I)	44,577	649,487

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
CAI International, Inc. (I)	3,200	$48,544
DXP Enterprises, Inc. (I)	1,419	26,933
GATX Corp.	7,598	222,773
H&E Equipment Services, Inc. (I)	9,156	72,973
Interline Brands, Inc. (I)	5,656	102,034
Lawson Products, Inc.	1,251	19,103
Rush Enterprises, Inc., Class A (I)	2,814	43,167
Rush Enterprises, Inc., Class B (I)	39,527	543,496
TAL International Group, Inc.	5,450	131,999
Titan Machinery, Inc. (I)	3,600	58,680
United Rentals, Inc. (I)(L)	8,206	121,777
WESCO International, Inc. (I)	1,718	67,500

		2,386,982

		25,635,579
Information Technology - 15.69%
Communications Equipment - 2.10%
Anaren, Inc. (I)	200	3,358
Aviat Networks, Inc. (I)	10,732	43,894
Aware, Inc. (I)	4,448	11,832
Bel Fuse, Inc., Class B	2,381	49,572
Black Box Corp.	2,519	80,759
Cogo Group, Inc. (I)	1,148	7,095
CommScope, Inc. (I)	9,500	225,530
Communications Systems, Inc.	2,000	22,780
Digi International, Inc. (I)	2,691	25,538
EchoStar Corp., Class A (I)	3,985	76,034
EMS Technologies, Inc. (I)	3,700	68,931
Emulex Corp. (I)	2,523	26,340
EndWave Corp. (I)	2,500	5,550
Globecomm Systems, Inc. (I)	5,296	44,328
Harmonic, Inc. (I)	6,700	46,096
Hughes Communications, Inc. (I)	1,389	37,850
JDS Uniphase Corp. (I)	89,617	1,110,355
KVH Industries, Inc. (I)	2,778	41,698
Loral Space & Communications, Inc. (I)	1,605	83,781
NETGEAR, Inc. (I)	1,080	29,171
Network Equipment Technologies, Inc. (I)(L)	897	3,095
Occam Networks, Inc. (I)	2,004	15,691
Oplink Communications, Inc. (I)	1,719	34,105
OpNext, Inc. (I)	12,000	18,840
Optelecom-NKF, Inc. (I)	21	30
Optical Cable Corp. (I)	931	2,644
Orbcomm, Inc. (I)	10,840	24,607
Performance Technologies, Inc. (I)	2,000	4,300
Relm Wireless Corp. (I)	3,600	7,452
Seachange International, Inc. (I)	4,000	29,640
Sycamore Networks, Inc.	5,162	167,300
Symmetricom, Inc. (I)	1,100	6,292
Tellabs, Inc. (L)	109,536	816,043
Telular Corp. (I)	2,488	7,588
Tollgrade Communications, Inc. (I)	2,100	15,393
UTStarcom, Inc. (I)(L)	30,772	66,775
Viasat, Inc. (I)	1,300	53,443

		3,313,730
Computers & Peripherals - 0.34%
ActivIdentity Corp. (I)	8,371	18,249
Avid Technology, Inc. (I)	9,145	119,891
Concurrent Computer Corp. (I)	1,651	10,963
Cray, Inc. (I)	2,600	17,160
Datalink Corp. (I)	2,700	8,235
Electronics for Imaging, Inc. (I)	9,181	111,274
Hutchinson Technology, Inc. (I)	5,052	17,530
Imation Corp. (I)	8,347	77,878

322

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
Intermec, Inc. (I)	900	$11,034
Interphase Corp. (I)	940	1,664
Intevac, Inc. (I)	4,426	44,304
KEY Tronic Corp. (I)	1,900	11,305
Novatel Wireless, Inc. (I)	3,500	27,580
Presstek, Inc. (I)	6,291	13,777
Rimage Corp. (I)	780	12,823
Silicon Graphics International Corp. (I)(L)	4,318	33,508

		537,175
Electronic Equipment, Instruments & Components - 3.62%
Arrow Electronics, Inc. (I)	16,966	453,501
AVX Corp.	14,100	194,862
Benchmark Electronics, Inc. (I)	10,643	174,545
Checkpoint Systems, Inc. (I)	5,678	115,547
Chyron International Corp. (I)	200	350
Cogent, Inc. (I)	1,900	20,216
Coherent, Inc. (I)	1,177	47,092
CPI International, Inc. (I)	3,654	51,156
Daktronics, Inc.	858	8,426
DDi Corp.	3,307	30,557
Electro Rent Corp.	5,882	78,113
FARO Technologies, Inc. (I)	1,572	34,285
Gerber Scientific, Inc. (I)	5,771	35,607
ICx Technologies, Inc. (I)	3,577	27,006
ID Systems, Inc. (I)	1,225	2,438
Ingram Micro, Inc., Class A (I)	64,400	1,085,784
Insight Enterprises, Inc. (I)	6,149	96,170
IntriCon Corp. (I)	100	416
L-1 Identity Solutions, Inc. (I)	17,405	204,161
Littelfuse, Inc. (I)	1,874	81,894
LoJack Corp. (I)	1,788	6,830
Measurement Specialties, Inc. (I)	3,388	62,610
Mercury Computer Systems, Inc. (I)	1,129	13,582
Methode Electronics, Inc.	8,295	75,319
Multi-Fineline Electronix, Inc. (I)	786	17,284
NU Horizons Electronics Corp. (I)	2,100	14,595
OSI Systems, Inc. (I)	34,451	1,251,260
PAR Technology Corp. (I)	3,132	19,262
Park Electrochemical Corp.	631	16,621
PC Connection, Inc. (I)	400	2,732
PC Mall, Inc. (I)	3,055	19,491
Perceptron, Inc. (I)	1,608	7,188
Planar Systems, Inc. (I)	5,100	11,628
RadiSys Corp. (I)	5,279	49,728
Richardson Electronics, Ltd.	3,584	37,632
Rofin-Sinar Technologies, Inc. (I)	17,184	436,130
Rogers Corp. (I)	2,200	69,256
Scansource, Inc. (I)	600	16,644
Smart Modular Technologies (WWH), Inc. (I)	10,661	64,286
Spectrum Control, Inc. (I)	2,844	41,864
SYNNEX Corp. (I)	3,480	97,927
Tech Data Corp. (I)	7,214	290,724
Tessco Technologies, Inc.	1,950	29,387
TTM Technologies, Inc. (I)	2,192	21,460
Viasystems Group, Inc. (I)	320	4,864
Vicon Industries, Inc. (I)	126	474
Vishay Intertechnology, Inc. (I)	23,142	224,015
Vishay Precision Group, Inc. (I)	1,653	25,803
X-Rite, Inc. (I)	3,846	14,576
Zygo Corp. (I)	2,603	25,509

		5,710,807
Internet Software & Services - 3.45%
Acorn Energy, Inc. (I)	1,776	9,129

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Acxiom Corp. (I)	6,152	$97,571
AOL, Inc. (I)	4,562	112,910
CACI International, Inc., Class A (I)	19,373	876,822
CIBER, Inc. (I)	14,752	44,404
Convergys Corp. (I)	16,749	175,027
CoreLogic, Inc.	11,608	222,409
DealerTrack Holdings, Inc. (I)	1,094	18,686
DivX, Inc. (I)	6,193	59,019
Dynamics Research Corp. (I)	1,512	15,543
Earthlink, Inc.	8,888	80,792
Euronet Worldwide, Inc. (I)	1,100	19,789
GSI Commerce, Inc. (I)	28,966	715,460
IAC/InterActiveCorp (I)	13,798	362,473
InfoSpace, Inc. (I)	8,514	73,731
Integral Systems, Inc. (I)	2,500	18,450
Internap Network Services Corp. (I)	11,043	54,221
Internet Brands, Inc., Class A (I)	10,600	140,768
Internet Capital Group, Inc. (I)	7,300	80,519
INX, Inc. (I)	689	3,548
Limelight Networks, Inc. (I)	1,200	7,056
Marchex, Inc., Class B	5,948	32,417
Market Leader, Inc. (I)	700	1,512
ModusLink Global Solutions, Inc. (I)	11,716	74,397
Online Resources Corp. (I)	3,751	16,654
Open Text Corp. (I)(L)	18,182	855,281
Perficient, Inc. (I)	1,837	16,790
RealNetworks, Inc. (I)	20,328	66,269
Soundbite Communications, Inc. (I)	3,800	10,260
SRA International, Inc., Class A (I)	5,347	105,443
StarTek, Inc. (I)	2,963	12,385
Support.com, Inc. (I)	4,521	20,706
TechTarget, Inc. (I)	2,073	10,883
TechTeam Global, Inc. (I)	1,300	9,087
The Hackett Group, Inc. (I)	5,328	22,005
The Knot, Inc. (I)	3,091	28,221
TheStreet.com, Inc.	8,757	24,607
Tier Technologies, Inc., Class B (I)	709	3,928
United Online, Inc.	10,155	58,087
Virtusa Corp. (I)	2,973	28,808
Web.com Group, Inc. (I)	2,845	15,648
WPCS International, Inc. (I)	1,200	4,056
Wright Express Corp. (I)	23,471	838,149

		5,443,920
Semiconductors & Semiconductor Equipment - 3.07%
Actel Corp. (I)	1,700	27,115
Advanced Analogic Technologies, Inc. (I)	8,510	29,870
Advanced Energy Industries, Inc. (I)	49,465	646,013
Aetrium (I)	650	1,755
Amtech Systems, Inc. (I)	1,963	35,255
Anadigics, Inc. (I)	11,169	68,019
ATMI, Inc. (I)	4,460	66,276
AuthenTec, Inc. (I)	4,734	7,858
AXT, Inc. (I)	7,103	47,022
Brooks Automation, Inc. (I)	2,300	15,433
BTU International, Inc. (I)	1,318	9,121
Cabot Microelectronics Corp. (I)	700	22,526
Cascade Microtech, Inc. (I)	1,892	7,133
Ceva, Inc. (I)	2,423	34,649
Cohu, Inc.	5,792	72,921
Cymer, Inc. (I)	20,583	763,218
Diodes, Inc. (I)	1,400	23,926
DSP Group, Inc. (I)	4,926	34,482
Entegris, Inc. (I)	1,000	4,670
Evergreen Solar, Inc. (I)(L)	18,714	13,736

323

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Exar Corp. (I)	11,369	$68,100
Fairchild Semiconductor International, Inc. (I)	20,626	193,884
FormFactor, Inc. (I)	4,027	34,632
GSI Technology, Inc. (I)	7,324	41,967
Ikanos Communications, Inc. (I)	4,125	4,909
Integrated Device Technology, Inc. (I)	2,623	15,345
Integrated Silicon Solution, Inc. (I)(L)	4,900	42,189
International Rectifier Corp. (I)	3,315	69,913
IXYS Corp. (I)	1,706	16,292
Kopin Corp. (I)	494	1,754
Lattice Semiconductor Corp. (I)	18,321	87,025
Mattson Technology, Inc. (I)	6,652	18,293
MEMSIC, Inc. (I)	3,797	9,303
Microtune, Inc. (I)	7,044	20,428
MKS Instruments, Inc. (I)	41,210	740,956
MoSys, Inc. (I)	5,300	25,864
Nanometrics, Inc. (I)	1,196	18,000
OmniVision Technologies, Inc. (I)	23	530
PDF Solutions, Inc. (I)	4,013	14,848
Pericom Semiconductor Corp. (I)	6,074	52,783
Photronics, Inc. (I)	12,026	63,618
PLX Technology, Inc. (I)	364	1,318
Rudolph Technologies, Inc. (I)	4,469	37,137
Semtech Corp. (I)	44,900	906,531
Sigma Designs, Inc. (I)(L)	4,918	56,508
Silicon Image, Inc. (I)	6,110	29,206
Standard Microsystems Corp. (I)	655	14,941
Supertex, Inc. (I)	500	11,060
Trident Microsystems, Inc. (I)	10,300	17,613
TriQuint Semiconductor, Inc. (I)	21,096	202,522
Ultra Clean Holdings, Inc. (I)	1,719	14,818
Ultratech, Inc. (I)	500	8,550
Zoran Corp. (I)	9,814	74,979

		4,846,814
Software - 3.11%
American Software, Inc., Class A	620	3,658
Ariba, Inc. (I)	75,193	1,421,148
Bsquare Corp. (I)	1,600	5,328
Epicor Software Corp. (I)	4,600	40,020
EPIQ Systems, Inc.	200	2,452
ePlus, Inc. (I)	1,964	42,128
Lawson Software, Inc. (I)	6,000	50,820
Mentor Graphics Corp. (I)	4,200	44,394
Parametric Technology Corp. (I)	41,448	809,894
Pervasive Software, Inc. (I)	1,000	4,940
Quest Software, Inc. (I)	40,096	985,961
S1 Corp. (I)	900	4,689
Smith Micro Software, Inc. (I)	1,244	12,365
THQ, Inc. (I)(L)	13,223	53,156
TIBCO Software, Inc. (I)	80,635	1,430,465
Wayside Technology Group, Inc.	96	970

		4,912,388

		24,764,834
Materials - 5.48%
Chemicals - 2.42%
A. Schulman, Inc.	1,907	38,426
American Pacific Corp. (I)	1,621	7,165
American Vanguard Corp.	721	4,456
Arabian American Development Company (I)	1,098	2,690
Ashland, Inc.	7,730	376,992
Cabot Corp.	7,354	239,520
Chase Corp.	1,174	17,082
Core Molding Technologies, Inc. (I)	1,000	4,400

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Cytec Industries, Inc.	5,857	$330,218
Ferro Corp. (I)	5,895	75,987
Flotek Industries, Inc. (I)(L)	1,205	1,663
FMC Corp.	11,432	782,063
Georgia Gulf Corp. (I)	500	8,170
H.B. Fuller Company	1,700	33,779
Hawkins, Inc.	100	3,542
Huntsman Corp.	13,700	158,372
Innophos Holdings, Inc.	900	29,790
Innospec, Inc. (I)	200	3,046
KMG Chemicals, Inc.	1,402	19,754
Landec Corp. (I)	1,370	8,508
Minerals Technologies, Inc.	1,684	99,221
NL Industries, Inc.	42	381
OM Group, Inc. (I)	5,655	170,329
Penford Corp. (I)	3,024	13,941
PolyOne Corp. (I)	86,920	1,050,863
Quaker Chemical Corp.	925	30,118
Sensient Technologies Corp.	1,592	48,540
Spartech Corp. (I)	6,100	50,081
Westlake Chemical Corp.	5,856	175,270
Zoltek Companies, Inc. (I)(L)	4,226	41,077

		3,825,444
Construction Materials - 0.07%
Headwaters, Inc. (I)	11,502	41,407
RMX Holdings, Inc.	200	102
Texas Industries, Inc. (L)	2,257	71,141

		112,650
Containers & Packaging - 0.84%
AptarGroup, Inc.	17,415	795,343
Boise, Inc. (I)	15,900	103,191
Graphic Packaging Holding Company (I)	22,216	74,201
Myers Industries, Inc.	8,730	74,991
Temple-Inland, Inc.	14,728	274,824

		1,322,550
Metals & Mining - 1.57%
A. M. Castle & Company (I)	5,242	69,457
Brush Engineered Materials, Inc. (I)	3,810	108,356
Century Aluminum Company (I)	12,885	169,695
Coeur d’Alene Mines Corp. (I)(L)	6,000	119,520
Compass Minerals International, Inc.	10,676	817,995
Friedman Industries, Inc.	751	5,107
Haynes International, Inc.	2,139	74,694
Hecla Mining Company (I)(L)	12,100	76,472
Horsehead Holding Corp. (I)	7,506	74,084
Kaiser Aluminum Corp.	3,152	134,874
Olympic Steel, Inc.	2,327	53,498
Reliance Steel & Aluminum Company	10,500	436,065
RTI International Metals, Inc. (I)	4,900	150,038
Synalloy Corp.	1,121	9,585
Universal Stainless & Alloy Products, Inc. (I)	1,562	38,363
US Gold Corp. (I)	16,463	81,821
Worthington Industries, Inc.	4,408	66,252

		2,485,876
Paper & Forest Products - 0.58%
Buckeye Technologies, Inc.	7,700	113,267
Clearwater Paper Corp. (I)	300	22,824
Domtar Corp.	3,350	216,343
KapStone Paper and Packaging Corp. (I)	6,110	74,175
Louisiana-Pacific Corp. (I)(L)	21,468	162,513
MeadWestvaco Corp.	5,655	137,869
Mercer International, Inc. (I)(L)	10,058	49,184

324

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products (continued)
Neenah Paper, Inc.	1,549	$23,545
P.H. Glatfelter Company	8,039	97,754
Wausau Paper Corp. (I)	1,644	13,629

		911,103

		8,657,623
Telecommunication Services - 1.33%
Diversified Telecommunication Services - 0.96%
Alaska Communications Systems
Group, Inc. (L)	72,349	734,342
Arbinet Corp. (I)	75	551
Cincinnati Bell, Inc. (I)	216,892	579,102
General Communication, Inc., Class A (I)	12,438	124,007
IDT Corp., Class B (I)	3,100	55,149
Premiere Global Services, Inc. (I)	1,077	7,625
SureWest Communications (I)	2,683	19,854
XETA Technologies, Inc. (I)	400	1,332

		1,521,962
Wireless Telecommunication Services - 0.37%
FiberTower Corp. (I)	3,243	13,750
Leap Wireless International, Inc. (I)	6,938	85,684
Telephone & Data Systems, Inc.	4,200	137,760
Telephone & Data Systems, Inc. -
Special Shares	5,765	163,438
United States Cellular Corp. (I)	3,700	170,089
USA Mobility, Inc.	900	14,427

		585,148

		2,107,110
Utilities - 1.13%
Electric Utilities - 0.04%
Unitil Corp.	2,673	58,672
Gas Utilities - 0.74%
Energen Corp.	11,443	523,174
UGI Corp.	22,620	647,158

		1,170,332
Independent Power Producers & Energy Traders - 0.28%
Dynegy, Inc. (I)	4,945	24,082
Mirant Corp. (I)	24,700	246,012
RRI Energy, Inc. (I)	47,567	168,863

		438,957
Water Utilities - 0.07%
Middlesex Water Company	1,149	19,349
Pennichuck Corp.	900	20,709
SJW Corp.	2,833	69,777

		109,835

		1,777,796

TOTAL COMMON STOCKS (Cost $133,477,833)		$156,914,537

SHORT-TERM INVESTMENTS - 15.70%
Short-Term Securities* - 0.54%
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	$858,955	858,955

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 15.16%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	$2,391,011	$23,931,151

TOTAL SHORT-TERM INVESTMENTS (Cost $24,790,876)		$24,790,106

Total Investments (Small Cap Opportunities Trust)
(Cost $158,268,709) - 115.09%		$181,704,643
Other assets and liabilities, net - (15.09%)		(23,818,751)

TOTAL NET ASSETS - 100.00%		$157,885,892

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.72%
Consumer Discretionary - 17.07%
Diversified Consumer Services - 1.32%
Matthews International Corp., Class A	184,800	$6,534,528
Hotels, Restaurants & Leisure - 4.35%
Bally Technologies, Inc. (I)(L)	122,300	4,274,385
CEC Entertainment, Inc. (I)	182,250	6,256,643
Choice Hotels International, Inc. (L)	166,700	6,077,882
Sonic Corp. (I)(L)	618,700	4,999,096

		21,608,006
Household Durables - 1.69%
Helen of Troy, Ltd. (I)	232,000	5,867,280
Tempur-Pedic International, Inc. (I)(L)	81,000	2,511,000

		8,378,280
Leisure Equipment & Products - 0.72%
Mattel, Inc. (L)	152,400	3,575,304
Media - 2.01%
Arbitron, Inc. (L)	355,969	9,956,453
Specialty Retail - 6.98%
Hibbett Sports, Inc. (I)(L)	193,121	4,818,369
O’Reilly Automotive, Inc. (I)(L)	18,700	994,840
Stage Stores, Inc.	706,149	9,179,937
The Cato Corp., Class A	489,246	13,092,223
The Dress Barn, Inc. (I)	276,500	6,566,875

		34,652,244

		84,704,815
Consumer Staples - 4.93%
Food & Staples Retailing - 0.91%
Casey’s General Stores, Inc.	108,800	4,542,400
Food Products - 1.73%
Lance, Inc.	283,269	6,033,630
Ralcorp Holdings, Inc. (I)(L)	43,400	2,538,032

		8,571,662
Personal Products - 2.29%
Herbalife, Ltd.	188,100	11,351,835

		24,465,897
Energy - 5.15%
Energy Equipment & Services - 2.65%
Bristow Group, Inc. (I)(L)	123,300	4,448,664
SEACOR Holdings, Inc. (I)(L)	102,144	8,698,583

		13,147,247

325

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 2.50%
Penn Virginia Corp. (L)	252,400	$4,048,496
Plains Exploration & Production Company (I)	68,300	1,821,561
SM Energy Company	99,600	3,731,016
Whiting Petroleum Corp. (I)	29,550	2,822,321

		12,423,394

		25,570,641
Financials - 23.42%
Capital Markets - 1.86%
Ares Capital Corp.	589,566	9,226,708
Commercial Banks - 6.83%
First Busey Corp. (L)	461,747	2,100,949
First Midwest Bancorp, Inc./IL (L)	561,531	6,474,452
Hancock Holding Company (L)	83,000	2,495,810
International Bancshares Corp. (L)	357,710	6,041,722
MB Financial, Inc.	292,779	4,748,875
Webster Financial Corp. (L)	474,200	8,326,952
Westamerica Bancorp. (L)	67,700	3,688,973

		33,877,733
Insurance - 9.07%
Alleghany Corp. (I)	15,063	4,564,541
AMERISAFE, Inc. (I)	178,300	3,348,474
Assured Guaranty, Ltd. (L)	301,507	5,158,785
Delphi Financial Group, Inc., Class A (L)	412,850	10,317,122
Platinum Underwriters Holdings, Ltd. (L)	210,709	9,170,056
Reinsurance Group of America, Inc.	177,900	8,590,791
Validus Holdings, Ltd.	146,279	3,855,914

		45,005,683
Real Estate Investment Trusts - 3.54%
American Campus Communities, Inc.	109,900	3,345,356
DiamondRock Hospitality Company (I)(L)	421,588	4,000,870
Education Realty Trust, Inc.	407,869	2,916,263
Mack-Cali Realty Corp.	107,100	3,503,241
Realty Income Corp. (L)	80,400	2,711,088
Ventas, Inc. (L)	21,600	1,113,912

		17,590,730
Thrifts & Mortgage Finance - 2.12%
NewAlliance Bancshares, Inc. (L)	373,348	4,711,652
Northwest Bancshares, Inc. (L)	517,500	5,790,825

		10,502,477

		116,203,331
Health Care - 6.99%
Health Care Equipment & Supplies - 1.63%
Haemonetics Corp. (I)	44,500	2,604,585
ICU Medical, Inc. (I)	147,140	5,486,851

		8,091,436
Health Care Providers & Services - 2.31%
AmSurg Corp. (I)(L)	349,030	6,101,044
Corvel Corp. (I)	87,865	3,729,869
Universal American Financial Corp. (L)	108,856	1,605,626

		11,436,539
Life Sciences Tools & Services - 3.05%
Charles River Laboratories
International, Inc. (I)(L)	252,700	8,377,005
ICON PLC, SADR (I)	313,400	6,775,708

		15,152,713

		34,680,688

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrials - 20.58%
Commercial Services & Supplies - 4.01%
ACCO Brands Corp. (I)(L)	780,500	$4,487,875
Standard Parking Corp. (I)(L)	189,038	3,232,550
Unifirst Corp.	39,500	1,743,925
United Stationers, Inc. (I)(L)	195,294	10,450,182

		19,914,532
Construction & Engineering - 0.27%
Sterling Construction Company, Inc. (I)	109,067	1,350,249
Electrical Equipment - 3.90%
Acuity Brands, Inc. (L)	125,800	5,565,392
Belden, Inc.	522,649	13,787,481

		19,352,873
Industrial Conglomerates - 2.74%
Carlisle Companies, Inc. (L)	453,200	13,573,340
Machinery - 4.71%
Albany International Corp., Class A	416,234	7,875,147
ESCO Technologies, Inc.	175,900	5,850,434
Flowserve Corp.	18,800	2,057,096
Mueller Industries, Inc.	286,310	7,584,352

		23,367,029
Marine - 1.57%
Kirby Corp. (I)(L)	194,700	7,799,682
Road & Rail - 1.89%
Genesee & Wyoming, Inc., Class A (I)(L)	216,425	9,390,681
Trading Companies & Distributors - 1.49%
GATX Corp. (L)	251,800	7,382,776

		102,131,162
Information Technology - 9.65%
Computers & Peripherals - 2.39%
Diebold, Inc. (L)	250,500	7,788,044
Electronics for Imaging, Inc. (I)	333,972	4,047,741

		11,835,785
Electronic Equipment, Instruments & Components - 1.67%
Coherent, Inc. (I)(L)	86,300	3,452,863
MTS Systems Corp.	108,368	3,359,408
NAM TAI Electronics, Inc. (I)	320,600	1,481,172

		8,293,443
Internet Software & Services - 2.46%
Fiserv, Inc. (I)	62,800	3,379,896
MAXIMUS, Inc. (L)	143,400	8,830,572

		12,210,468
Office Electronics - 1.36%
Zebra Technologies Corp., Class A (I)	201,000	6,761,640
Semiconductors & Semiconductor Equipment - 0.55%
Maxim Integrated Products, Inc.	147,000	2,720,970
Software - 1.22%
Websense, Inc. (I)(L)	342,100	6,068,854

		47,891,160
Materials - 3.94%
Chemicals - 1.32%
Zep, Inc.	374,550	6,532,152
Containers & Packaging - 1.37%
AptarGroup, Inc.	149,538	6,829,400
Metals & Mining - 0.10%
AMCOL International Corp.	19,300	505,467

326

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper & Forest Products - 1.15%
Deltic Timber Corp. (L)	127,100	$5,694,080

		19,561,099
Utilities - 5.99%
Electric Utilities - 2.70%
Unisource Energy Corp.	236,300	7,899,509
Westar Energy, Inc. (L)	226,800	5,495,364

		13,394,873
Gas Utilities - 3.29%
Atmos Energy Corp.	179,500	5,250,375
New Jersey Resources Corp.	104,974	4,117,080
UGI Corp.	78,600	2,248,746
WGL Holdings, Inc. (L)	124,800	4,714,944

		16,331,145

		29,726,018

TOTAL COMMON STOCKS (Cost $406,136,611)		$484,934,811

SHORT-TERM INVESTMENTS - 24.46%
Repurchase Agreement - 2.08%
Bank of New York Mellon Tri-Party
Repurchase Agreement dated 09/30/2010 at
0.250% to be repurchased at $10,300,072 on
10/01/2010, collateralized by
$10,462,884 Government National Mortgage
Association, 5.50% due 08/20/2039 (valued
at $10,506,001 including interest)	10,300,000	10,300,000
Securities Lending Collateral - 22.38%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	11,098,522	111,082,890

TOTAL SHORT-TERM INVESTMENTS (Cost $121,394,657)		$121,382,890

Total Investments (Small Cap Value Trust)
(Cost $527,531,268) - 122.18%		$606,317,701
Other assets and liabilities, net - (22.18%)		(110,080,231)

TOTAL NET ASSETS - 100.00%		$496,237,470

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.89%
Consumer Discretionary - 17.43%
Auto Components - 1.42%
TRW Automotive Holdings Corp. (I)	35,249	$1,464,948
Hotels, Restaurants & Leisure - 6.66%
Brinker International, Inc.	43,400	818,524
Buffalo Wild Wings, Inc. (I)	16,680	798,805
Choice Hotels International, Inc.	21,958	800,589
Darden Restaurants, Inc.	18,529	792,671
Jack in the Box, Inc. (I)	38,604	827,670
P.F. Chang’s China Bistro, Inc. (L)	24,562	1,134,764
Penn National Gaming, Inc. (I)	32,262	955,278
WMS Industries, Inc. (I)(L)	19,815	754,357

		6,882,658
Leisure Equipment & Products - 0.62%
Pool Corp. (L)	31,756	637,343

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media - 1.39%
DreamWorks Animation SKG, Inc. (I)(L)	20,567	$656,293
National CineMedia, Inc.	43,510	778,829

		1,435,122
Multiline Retail - 0.90%
Big Lots, Inc. (I)	28,076	933,527
Specialty Retail - 3.97%
Chico’s FAS, Inc.	51,481	541,580
Group 1 Automotive, Inc. (I)(L)	26,150	781,362
Gymboree Corp. (I)	15,373	638,594
Tractor Supply Company	25,249	1,001,375
Williams-Sonoma, Inc. (L)	36,123	1,145,099

		4,108,010
Textiles, Apparel & Luxury Goods - 2.47%
Maidenform Brands, Inc. (I)	28,480	821,648
Steven Madden, Ltd. (I)	21,721	891,864
The Warnaco Group, Inc. (I)	16,504	843,850

		2,557,362

		18,018,970
Consumer Staples - 2.99%
Food Products - 1.20%
Diamond Foods, Inc. (L)	16,557	678,671
Ralcorp Holdings, Inc. (I)	9,558	558,952

		1,237,623
Household Products - 1.00%
Church & Dwight Company, Inc.	16,018	1,040,209
Personal Products - 0.79%
Nu Skin Enterprises, Inc., Class A	28,460	819,648

		3,097,480
Energy - 5.16%
Energy Equipment & Services - 2.48%
Dril-Quip, Inc. (I)	13,770	855,255
FMC Technologies, Inc. (I)(L)	13,302	908,394
Patterson-UTI Energy, Inc.	46,973	802,299

		2,565,948
Oil, Gas & Consumable Fuels - 2.68%
Bill Barrett Corp. (I)	21,558	776,088
Carrizo Oil & Gas, Inc. (I)(L)	31,376	751,141
Goodrich Petroleum Corp. (I)	26,216	381,967
SandRidge Energy, Inc. (I)(L)	151,024	857,816

		2,767,012

		5,332,960
Financials - 8.44%
Capital Markets - 3.33%
Affiliated Managers Group, Inc. (I)	11,066	863,259
Federated Investors, Inc., Class B (L)	28,433	647,135
Greenhill & Company, Inc. (L)	11,196	888,067
optionsXpress Holdings, Inc. (I)	31,240	479,846
Stifel Financial Corp. (I)	12,079	559,137

		3,437,444
Commercial Banks - 3.03%
City National Corp. (L)	14,623	776,043
Cullen/Frost Bankers, Inc. (L)	13,540	729,400
Huntington Bancshares, Inc.	128,795	730,268
SVB Financial Group (I)(L)	21,116	893,629

		3,129,340

327

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 1.38%
Brown & Brown, Inc. (L)	25,821	$521,326
ProAssurance Corp. (I)	15,752	907,158

		1,428,484
Real Estate Investment Trusts - 0.70%
BioMed Realty Trust, Inc.	40,638	728,233

		8,723,501
Health Care - 19.69%
Biotechnology - 3.43%
Acorda Therapeutics, Inc. (I)	25,184	831,576
BioMarin Pharmaceutical, Inc. (I)(L)	37,714	842,908
Martek Biosciences Corp. (I)(L)	36,159	818,278
United Therapeutics Corp. (I)	18,873	1,057,077

		3,549,839
Health Care Equipment & Supplies - 4.83%
American Medical Systems
Holdings, Inc. (I)(L)	42,784	837,711
Gen-Probe, Inc. (I)	16,359	792,757
Insulet Corp. (I)(L)	35,941	508,206
Meridian Bioscience, Inc. (L)	32,737	716,286
NuVasive, Inc. (I)(L)	14,187	498,531
Sirona Dental Systems, Inc. (I)	22,240	801,530
Zoll Medical Corp. (I)	26,119	842,860

		4,997,881
Health Care Providers & Services - 4.45%
Chemed Corp.	20,465	1,165,891
Health Management Associates,
Inc., Class A (I)	90,022	689,569
MEDNAX, Inc. (I)	16,386	873,374
PSS World Medical, Inc. (I)	34,667	741,180
RehabCare Group, Inc. (I)	24,285	491,043
VCA Antech, Inc. (I)(L)	30,197	636,855

		4,597,912
Health Care Technology - 1.80%
Allscripts-Misys Healthcare Solutions, Inc. (I)	54,585	1,008,185
Quality Systems, Inc. (L)	12,789	848,039

		1,856,224
Life Sciences Tools & Services - 2.23%
Parexel International Corp. (I)	33,994	786,281
PerkinElmer, Inc.	34,764	804,439
Techne Corp.	11,496	709,648

		2,300,368
Pharmaceuticals - 2.95%
Medicis Pharmaceutical Corp., Class A	31,429	931,870
Perrigo Company	13,737	882,190
Valeant Pharmaceuticals International, Inc. (L)	49,514	1,240,326

		3,054,386

		20,356,610
Industrials - 13.82%
Aerospace & Defense - 2.46%
Hexcel Corp. (I)	46,606	829,121
TransDigm Group, Inc.	27,617	1,713,635

		2,542,756
Air Freight & Logistics - 1.67%
Forward Air Corp. (L)	31,589	821,314
HUB Group, Inc., Class A (I)	31,097	909,898

		1,731,212

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 0.35%
Continental Airlines, Inc., Class B (I)(L)	14,492	$359,981
Commercial Services & Supplies - 1.89%
Corrections Corp. of America (I)	38,292	945,047
Fuel Tech, Inc. (I)(L)	42,090	263,904
Tetra Tech, Inc. (I)	35,723	749,111

		1,958,062
Electrical Equipment - 1.15%
Regal-Beloit Corp.	20,205	1,185,831
Machinery - 3.31%
Bucyrus International, Inc. (L)	17,227	1,194,692
Kaydon Corp.	20,563	711,480
Lindsay Corp. (L)	11,875	514,425
Wabtec Corp.	20,859	996,852

		3,417,449
Professional Services - 1.26%
CoStar Group, Inc. (I)(L)	26,825	1,306,646
Road & Rail - 1.10%
Knight Transportation, Inc. (L)	58,718	1,135,019
Trading Companies & Distributors - 0.63%
Watsco, Inc. (L)	11,684	650,565

		14,287,521
Information Technology - 26.07%
Communications Equipment - 4.05%
Ciena Corp. (I)(L)	52,791	821,956
F5 Networks, Inc. (I)	10,961	1,137,861
Finisar Corp. (I)	27,020	507,706
Harmonic, Inc. (I)	92,240	634,611
Polycom, Inc. (I)	39,923	1,089,099

		4,191,233
Electronic Equipment, Instruments & Components - 1.99%
Cogent, Inc. (I)	53,030	564,239
Coherent, Inc. (I)	19,842	793,878
Tech Data Corp. (I)	17,349	699,165

		2,057,282
Internet Software & Services - 4.78%
Alliance Data Systems Corp. (I)(L)	11,554	754,014
Global Payments, Inc.	16,240	696,534
GSI Commerce, Inc. (I)	28,879	713,311
Open Text Corp. (I)(L)	17,980	845,779
SRA International, Inc., Class A (I)	37,736	744,154
The Knot, Inc. (I)	62,125	567,201
VistaPrint NV (I)(L)	16,121	623,077

		4,944,070
Semiconductors & Semiconductor Equipment - 5.27%
Advanced Energy Industries, Inc. (I)(L)	59,279	774,184
Cymer, Inc. (I)	12,991	481,706
Hittite Microwave Corp. (I)	18,907	900,919
Microsemi Corp. (I)	45,697	783,704
ON Semiconductor Corp. (I)	90,737	654,214
Power Integrations, Inc. (L)	18,914	601,276
Semtech Corp. (I)	22,989	464,148
Volterra Semiconductor Corp. (I)(L)	36,542	786,384

		5,446,535
Software - 9.98%
ANSYS, Inc. (I)	18,247	770,936
Aspen Technology, Inc. (I)	73,031	757,331
CommVault Systems, Inc. (I)	32,546	847,172
Fair Isaac Corp.	8,419	207,613

328

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Informatica Corp. (I)	51,313	$1,970,931
Lawson Software, Inc. (I)	112,437	952,341
MICROS Systems, Inc. (I)	23,531	996,067
NICE Systems, Ltd., SADR (I)	30,039	939,920
Quest Software, Inc. (I)	44,221	1,087,394
SuccessFactors, Inc. (I)(L)	42,975	1,079,102
Websense, Inc. (I)	39,736	704,917

		10,313,724

		26,952,844
Materials - 2.06%
Chemicals - 0.49%
Calgon Carbon Corp. (I)(L)	34,825	504,963
Containers & Packaging - 0.99%
Greif, Inc., Class A	17,417	1,024,816
Metals & Mining - 0.58%
Carpenter Technology Corp.	17,954	605,229

		2,135,008
Telecommunication Services - 1.22%
Wireless Telecommunication Services - 1.22%
SBA Communications Corp., Class A (I)(L)	31,241	1,259,012
Utilities - 1.01%
Electric Utilities - 1.01%
ITC Holdings Corp.	16,813	1,046,609

TOTAL COMMON STOCKS (Cost $85,469,124)		$101,210,515

SHORT-TERM INVESTMENTS - 27.02%
Short-Term Securities* - 0.16%
State Street Institutional Liquid
Reserves, 0.2594% (Y)	$164,088	164,088
Securities Lending Collateral - 26.86%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	2,774,718	27,771,595

TOTAL SHORT-TERM INVESTMENTS (Cost $27,936,915)		$27,935,683

Total Investments (Small Company Growth Trust)
(Cost $113,406,039) - 124.91%		$129,146,198
Other assets and liabilities, net - (24.91%)		(25,754,212)

TOTAL NET ASSETS - 100.00%		$103,391,986

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.14%
Consumer Discretionary - 11.01%
Auto Components - 0.80%
Drew Industries, Inc. (I)(L)	148,800	$3,103,968
Automobiles - 0.50%
Winnebago Industries, Inc. (I)(L)	185,700	1,934,994
Diversified Consumer Services - 1.26%
Corinthian Colleges, Inc. (I)(L)	66,300	465,426
Matthews International Corp., Class A (L)	124,400	4,398,784

		4,864,210
Hotels, Restaurants & Leisure - 0.83%
Orient Express Hotels, Ltd., Class A (I)(L)	287,400	3,204,510

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 1.62%
CSS Industries, Inc.	81,500	$1,409,135
Ethan Allen Interiors, Inc. (L)	55,300	965,538
M/I Homes, Inc. (I)(L)	83,200	862,784
Meritage Homes Corp. (I)(L)	133,000	2,609,460
Stanley Furniture Company, Inc. (I)	110,000	378,400

		6,225,317
Leisure Equipment & Products - 0.85%
Brunswick Corp. (L)	59,200	901,024
Pool Corp. (L)	117,800	2,364,246

		3,265,270
Media - 0.58%
Ascent Media Corp., Class A (I)	50,400	1,346,184
Saga Communications, Inc., Class A (I)	43,000	872,900

		2,219,084
Multiline Retail - 0.44%
Fred’s, Inc., Class A	143,800	1,696,840
Specialty Retail - 3.91%
Aaron, Inc., Class B (L)	381,750	7,043,288
Haverty Furniture Companies, Inc.	170,100	1,855,791
MarineMax, Inc. (I)	146,300	1,029,952
Stein Mart, Inc. (I)	259,600	2,292,268
The Men’s Wearhouse, Inc. (L)	119,100	2,833,389

		15,054,688
Textiles, Apparel & Luxury Goods - 0.22%
Culp, Inc. (I)(L)	85,000	833,000

		42,401,881
Consumer Staples - 1.16%
Food & Staples Retailing - 0.79%
Nash Finch Company (L)	71,711	3,050,586
Tobacco - 0.37%
Alliance One International, Inc. (I)(L)	344,013	1,427,654

		4,478,240
Energy - 7.76%
Energy Equipment & Services - 2.22%
Atwood Oceanics, Inc. (I)(L)	51,665	1,573,199
CARBO Ceramics, Inc. (L)	45,734	3,704,454
Hercules Offshore, Inc. (I)(L)	175,500	465,075
TetraTechnologies, Inc. (I)	236,700	2,414,340
Union Drilling, Inc. (I)	83,500	374,080

		8,531,148
Oil, Gas & Consumable Fuels - 5.54%
Cloud Peak Energy, Inc. (I)	64,500	1,177,125
Forest Oil Corp. (I)	82,100	2,438,370
Northern Oil and Gas, Inc. (I)(L)	96,200	1,629,628
Oasis Petroleum, Inc. (I)	172,800	3,347,136
Penn Virginia Corp.	183,600	2,944,944
Swift Energy Company (I)	13,200	370,656
Whiting Petroleum Corp. (I)	98,886	9,444,602

		21,352,461

		29,883,609
Financials - 21.12%
Capital Markets - 3.47%
Ares Capital Corp.	329,600	5,158,240
Hercules Technology Growth Capital, Inc. (L)	205,900	2,081,649
JMP Group, Inc.	107,200	653,920
Kohlberg Capital Corp. (L)	195,834	1,310,129
Piper Jaffray Companies, Inc. (I)	41,900	1,220,547

329

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
Stifel Financial Corp. (I)(L)	63,800	$2,953,302

		13,377,787
Commercial Banks - 5.18%
Columbia Banking System, Inc.	80,900	1,589,685
East West Bancorp, Inc.	131,770	2,145,216
Glacier Bancorp, Inc. (L)	209,059	3,052,261
Home Bancshares, Inc.	134,380	2,730,602
Signature Bank/NY (I)(L)	57,900	2,248,836
SVB Financial Group (I)(L)	115,100	4,871,032
Wintrust Financial Corp. (L)	101,800	3,299,338

		19,936,970
Diversified Financial Services - 0.64%
Compass Diversified Holdings	153,100	2,474,096
Insurance - 4.19%
Alterra Capital Holdings, Ltd.	141,200	2,812,704
Employers Holdings, Inc.	79,400	1,252,138
Markel Corp. (I)(L)	6,870	2,367,333
National Interstate Corp.	118,000	2,568,860
ProAssurance Corp. (I)	123,600	7,118,124

		16,119,159
Real Estate Investment Trusts - 7.64%
Acadia Realty Trust	91,600	1,740,400
CBL & Associates Properties, Inc. (L)	376,900	4,922,314
Cedar Shopping Centers, Inc.	178,200	1,083,456
First Potomac Realty Trust	141,300	2,119,500
Hatteras Financial Corp. (L)	88,600	2,522,442
Kilroy Realty Corp. (L)	132,300	4,384,422
LaSalle Hotel Properties	156,500	3,660,535
Parkway Properties, Inc.	64,400	953,120
Potlatch Corp.	93,200	3,168,800
Redwood Trust, Inc.	151,000	2,183,460
Washington Real Estate Investment Trust (L)	85,100	2,700,223

		29,438,672

		81,346,684
Health Care - 5.93%
Biotechnology - 0.27%
Exelixis, Inc. (I)(L)	266,000	1,042,720
Health Care Equipment & Supplies - 2.04%
Analogic Corp.	38,625	1,733,490
AngioDynamics, Inc. (I)	112,100	1,708,404
Quidel Corp. (I)(L)	111,600	1,226,484
West Pharmaceutical Services, Inc.	92,500	3,173,675

		7,842,053
Health Care Providers & Services - 3.43%
Landauer, Inc.	38,650	2,420,650
National Healthcare Corp.	68,000	2,520,760
Owens & Minor, Inc.	229,850	6,541,531
Triple-S Management Corp., Class B (I)	103,000	1,735,550

		13,218,491
Life Sciences Tools & Services - 0.19%
Accelrys, Inc. (I)	107,304	746,836

		22,850,100
Industrials - 24.93%
Aerospace & Defense - 0.12%
Kratos Defense & Security Solutions, Inc. (I)	44,519	474,127
Air Freight & Logistics - 0.79%
UTi Worldwide, Inc.	189,200	3,042,336

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Airlines - 1.29%
Alaska Air Group, Inc. (I)	97,600	$4,980,528
Building Products - 1.80%
Ameron International Corp.	45,900	3,119,364
Gibraltar Industries, Inc. (I)	168,500	1,513,130
Universal Forest Products, Inc.	77,900	2,278,575

		6,911,069
Commercial Services & Supplies - 3.32%
G & K Services, Inc., Class A	92,800	2,121,408
McGrath Rentcorp	181,000	4,334,950
Mine Safety Appliances Company	68,500	1,856,350
Waste Connections, Inc. (L)	112,500	4,461,750

		12,774,458
Construction & Engineering - 1.61%
Comfort Systems USA, Inc.	142,974	1,534,111
Insituform Technologies, Inc., Class A (I)	167,900	4,059,822
Sterling Construction Company, Inc. (I)	49,200	609,096

		6,203,029
Electrical Equipment - 2.47%
Belden, Inc.	110,647	2,918,868
Franklin Electric Company, Inc.	28,300	938,428
Woodward Governor Company	173,800	5,634,596

		9,491,892
Machinery - 5.01%
Astec Industries, Inc. (I)(L)	52,500	1,497,825
Cascade Corp.	52,700	1,675,860
CIRCOR International, Inc.	69,500	2,196,200
IDEX Corp.	117,050	4,156,446
Nordson Corp.	90,000	6,632,100
Robbins & Myers, Inc.	117,600	3,149,328

		19,307,759
Marine - 1.46%
Kirby Corp. (I)(L)	140,006	5,608,640
Professional Services - 1.88%
FTI Consulting, Inc. (I)(L)	77,500	2,688,475
Navigant Consulting Company (I)	197,200	2,293,436
On Assignment, Inc. (I)	263,700	1,384,425
The Dolan Company (I)	77,300	878,901

		7,245,237
Road & Rail - 3.46%
Genesee & Wyoming, Inc., Class A (I)	139,100	6,035,549
Landstar System, Inc.	189,000	7,299,180

		13,334,729
Trading Companies & Distributors - 1.72%
Beacon Roofing Supply, Inc. (I)	318,200	4,636,174
Kaman Corp., Class A	75,800	1,986,718

		6,622,892

		95,996,696
Information Technology - 9.29%
Communications Equipment - 1.31%
Ixia (I)	249,700	3,096,280
Sonus Networks, Inc. (I)	559,200	1,973,976

		5,070,256
Computers & Peripherals - 0.42%
Xyratex, Ltd. (I)	108,400	1,608,656
Electronic Equipment, Instruments & Components - 2.84%
Electro Rent Corp.	196,000	2,602,880
Littelfuse, Inc. (I)	80,200	3,504,740

330

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Methode Electronics, Inc.	68,100	$618,348
Newport Corp. (I)	123,000	1,394,820
SYNNEX Corp. (I)(L)	99,700	2,805,558

		10,926,346
Internet Software & Services - 0.17%
StarTek, Inc. (I)	153,500	641,630
Semiconductors & Semiconductor Equipment - 2.74%
Advanced Energy Industries, Inc. (I)(L)	163,200	2,131,392
ATMI, Inc. (I)	79,100	1,175,426
Brooks Automation, Inc. (I)	199,362	1,337,719
Cabot Microelectronics Corp. (I)	38,300	1,232,494
Microsemi Corp. (I)	128,500	2,203,775
Teradyne, Inc. (I)(L)	221,900	2,471,966

		10,552,772
Software - 1.81%
Progress Software Corp. (I)	142,400	4,713,440
Websense, Inc. (I)(L)	128,175	2,273,825

		6,987,265

		35,786,925
Materials - 10.17%
Chemicals - 2.36%
American Vanguard Corp. (L)	146,000	902,280
Arch Chemicals, Inc.	103,100	3,617,779
Innospec, Inc. (I)	158,000	2,406,340
Minerals Technologies, Inc.	36,600	2,156,472

		9,082,871
Containers & Packaging - 2.08%
AptarGroup, Inc.	134,600	6,147,182
Myers Industries, Inc.	216,400	1,858,876

		8,006,058
Metals & Mining - 3.57%
AMCOL International Corp. (L)	81,800	2,142,342
Carpenter Technology Corp.	91,300	3,077,723
Franco-Nevada Corp.	87,300	2,746,526
Royal Gold, Inc. (L)	59,575	2,969,218
Sims Metal Management, Ltd. (L)	166,400	2,828,800

		13,764,609
Paper & Forest Products - 2.16%
Clearwater Paper Corp. (I)	49,100	3,735,528
Deltic Timber Corp.	64,300	2,880,640
Wausau Paper Corp. (I)	204,100	1,691,989

		8,308,157

		39,161,695
Telecommunication Services - 0.45%
Diversified Telecommunication Services - 0.45%
Premiere Global Services, Inc. (I)	244,700	1,732,476
Utilities - 4.32%
Electric Utilities - 2.17%
Cleco Corp. (L)	130,600	3,868,372
El Paso Electric Company (I)	155,000	3,685,900
The Empire District Electric Company (L)	39,800	801,970

		8,356,242
Gas Utilities - 0.76%
Southwest Gas Corp.	87,000	2,922,330
Multi-Utilities - 1.39%
Black Hills Corp. (L)	71,200	2,221,440

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
NorthWestern Corp.	53,700	$1,530,450
Vectren Corp. (L)	62,400	1,614,288

		5,366,178

		16,644,750

TOTAL COMMON STOCKS (Cost $345,488,154)		$370,283,056

PREFERRED STOCKS - 1.51%
Energy - 0.02%
Oil, Gas & Consumable Fuels - 0.02%
Whiting Petroleum Corp. 6.250%	323	74,645
Financials - 1.49%
Commercial Banks - 0.93%
East West Bancorp., Inc., Series A 8.000%	2,830	3,582,412
Insurance - 0.56%
Assured Guaranty, Ltd. 8.500%	30,100	2,167,200

		5,749,612

TOTAL PREFERRED STOCKS (Cost $4,338,921)		$5,824,257

INVESTMENT COMPANIES - 0.81%
Investment Companies - 0.81%
First Opportunity Fund, Inc.	198,600	1,296,858
iShares Russell 2000 Value Index Fund (L)	29,300	1,813,670

		3,110,528

TOTAL INVESTMENT COMPANIES (Cost $4,324,110)		$3,110,528

SHORT-TERM INVESTMENTS - 22.13%
SHORT-TERM SECURITIES* - 1.46%
State Street Institutional U.S. Government
Money Market Fund, 0.1119% (Y)	$497,673	497,672
T. Rowe Price Prime Reserve Investment
Fund, 0.2943% (Y)	5,141,523	5,141,523

		5,639,195
Securities Lending Collateral - 20.67%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	7,955,202	79,622,021

TOTAL SHORT-TERM INVESTMENTS (Cost $85,265,660)		$85,261,216

Total Investments (Small Company Value Trust)
(Cost $439,416,845) - 120.59%		$464,479,057
Other assets and liabilities, net - (20.59%)		(79,322,646)

TOTAL NET ASSETS - 100.00%		$385,156,411

Smaller Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.47%
Consumer Discretionary - 17.94%
Auto Components - 0.62%
American Axle & Manufacturing
Holdings, Inc. (I)	2,723	$24,561
Amerigon, Inc. (I)	38,404	395,561
China Automotive Systems, Inc. (I)	443	6,769
Drew Industries, Inc. (I)	18,585	387,683
Exide Technologies (I)	4,925	23,591
Federal Mogul Corp. (I)	681	12,878

331

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Components (continued)
Fuel Systems Solutions, Inc. (I)	976	$38,171
Gentex Corp.	9,088	177,307
Modine Manufacturing Company (I)	1,861	24,137
Tenneco, Inc. (I)	3,892	112,751
Wonder Auto Technology, Inc. (I)(L)	25,560	217,516

		1,420,925
Automobiles - 0.04%
Thor Industries, Inc.	2,347	78,390
Winnebago Industries, Inc. (I)(L)	667	6,950

		85,340
Diversified Consumer Services - 1.31%
American Public Education, Inc. (I)	16,163	531,116
Bridgepoint Education, Inc. (I)(L)	1,245	19,248
Capella Education Company (I)	983	76,300
Career Education Corp. (I)(L)	3,466	74,415
ChinaCast Education Corp. (I)	24,335	172,292
Coinstar, Inc. (I)(L)	8,983	386,179
Corinthian Colleges, Inc. (I)(L)	5,754	40,393
Grand Canyon Education, Inc. (I)(L)	20,250	444,083
Hillenbrand, Inc.	29,850	642,074
K12, Inc. (I)	1,488	43,197
Lincoln Educational Services Corp. (I)	1,190	17,148
Matthews International Corp., Class A	1,968	69,588
Pre-Paid Legal Services, Inc. (I)(L)	457	28,558
Princeton Review, Inc. (I)	112,190	228,868
Sotheby’s	4,368	160,830
Steiner Leisure, Ltd. (I)	918	34,976
Universal Technical Institute, Inc.	1,336	26,119

		2,995,384
Hotels, Restaurants & Leisure - 1.72%
AFC Enterprises, Inc. (I)	1,669	20,696
Ambassadors Group, Inc.	586	6,645
Bally Technologies, Inc. (I)(L)	14,878	519,986
Biglari Holdings, Inc. (I)	28	9,202
BJ’s Restaurants, Inc. (I)(L)	11,609	326,909
Buffalo Wild Wings, Inc. (I)	1,125	53,876
California Pizza Kitchen, Inc. (I)	1,520	25,931
CEC Entertainment, Inc. (I)	1,432	49,161
Choice Hotels International, Inc.	679	24,756
Denny’s Corp. (I)	6,466	20,109
DineEquity, Inc. (I)	993	44,665
Domino’s Pizza, Inc. (I)	45,442	600,743
Gaylord Entertainment Company (I)(L)	2,148	65,514
Interval Leisure Group, Inc. (I)	2,595	34,955
Isle of Capri Casinos, Inc. (I)(L)	1,064	7,618
Krispy Kreme Doughnuts, Inc. (I)	3,955	18,114
Life Time Fitness, Inc. (I)	2,449	96,662
Monarch Casino & Resort, Inc. (I)	412	4,619
P.F. Chang’s China Bistro, Inc.	1,509	69,716
Panera Bread Company (I)	1,995	176,777
Papa John’s International, Inc. (I)	1,410	37,196
Peet’s Coffee & Tea, Inc. (I)(L)	867	29,677
Pinnacle Entertainment, Inc. (I)	1,379	15,376
Ruby Tuesday, Inc. (I)	18,450	219,002
Scientific Games Corp. (I)	4,599	44,610
Shuffle Master, Inc. (I)	3,491	29,359
Sonic Corp. (I)	3,786	30,591
Texas Roadhouse, Inc., Class A (I)	39,000	548,340
The Cheesecake Factory, Inc. (I)(L)	23,399	619,372
Vail Resorts, Inc. (I)	945	35,456
WMS Industries, Inc. (I)	3,777	143,790

		3,929,423

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables - 1.12%
Blyth, Inc.	373	$15,383
Deer Consumer Products, Inc. (I)(L)	1,276	12,262
Furniture Brands International, Inc. (I)	871	4,686
Harman International Industries, Inc. (I)	68,800	2,298,601
Hovnanian Enterprises, Inc., Class A (I)(L)	2,278	8,953
iRobot Corp. (I)	1,399	25,979
National Presto Industries, Inc.	313	33,325
Sealy Corp. (I)	2,017	4,921
Standard Pacific Corp. (I)	2,417	9,595
Tempur-Pedic International, Inc. (I)	4,481	138,911
Universal Electronics, Inc. (I)	890	18,557

		2,571,173
Internet & Catalog Retail - 0.65%
1-800-Flowers.com, Inc., Class A (I)	1,659	3,136
Blue Nile, Inc. (I)(L)	945	42,043
Gaiam, Inc., Class A	986	6,596
HSN, Inc. (I)	19,786	591,601
NutriSystem, Inc. (L)	920	17,701
Orbitz Worldwide, Inc. (I)	1,325	8,348
Overstock.com, Inc. (I)	1,048	16,475
PetMed Express, Inc. (L)	1,499	26,233
Shutterfly, Inc. (I)	14,065	365,549
US Auto Parts Network, Inc. (I)	49,360	404,752
Vitacost.com, Inc. (I)	1,082	6,503

		1,488,937
Leisure Equipment & Products - 0.26%
Brunswick Corp.	3,750	57,075
Eastman Kodak Company (I)(L)	17,507	73,529
Leapfrog Enterprises, Inc. (I)	1,150	6,302
Marine Products Corp. (I)	482	2,959
Polaris Industries, Inc. (L)	5,510	358,701
Pool Corp. (L)	3,228	64,786
Smith & Wesson Holding Corp. (I)(L)	2,546	9,064
Sturm Ruger & Company, Inc. (L)	1,251	17,064

		589,480
Media - 1.81%
Arbitron, Inc.	1,734	48,500
China MediaExpress Holdings, Inc. (I)(L)	648	6,610
CKX, Inc. (I)	3,032	14,857
CTC Media, Inc.	3,555	77,997
Discovery Communications,
Inc., Series A (I)(L)	60,600	2,639,130
DreamWorks Animation SKG, Inc. (I)	4,735	151,094
John Wiley & Sons, Inc.	2,917	119,189
Knology, Inc. (I)	2,041	27,411
Lions Gate Entertainment Corp. (I)	2,262	16,626
Live Nation Entertainment, Inc. (I)	9,010	89,019
Madison Square Garden, Inc., Class A (I)	4,052	85,416
Martha Stewart Living Omnimedia,
Inc., Class A (I)	1,764	8,361
Mediacom Communications
Corp., Class A (I)(L)	2,679	17,708
Meredith Corp. (L)	827	27,547
Morningstar, Inc. (I)	1,441	64,211
National CineMedia, Inc.	3,454	61,827
Outdoor Channel Holdings, Inc. (I)	413	2,284
Sinclair Broadcast Group, Inc., Class A (I)	3,021	21,207
SuperMedia, Inc. (I)(L)	859	9,080
The New York Times Company, Class A (I)	2,972	23,003
Valassis Communications, Inc. (I)	18,233	617,916
Warner Music Group Corp. (I)	3,529	15,881

		4,144,874

332

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail - 1.73%
99 Cents Only Stores (I)	33,068	$624,324
Big Lots, Inc. (I)	5,284	175,693
Kohl’s Corp. (I)	59,700	3,144,996
Retail Ventures, Inc. (I)	1,605	17,270

		3,962,283
Specialty Retail - 6.07%
Aaron, Inc., Class B (L)	28,814	531,618
Aeropostale, Inc. (I)	6,090	141,593
AnnTaylor Stores Corp. (I)	1,915	38,760
Bebe Stores, Inc.	1,963	14,153
Casual Male Retail Group, Inc. (I)	99,890	407,551
Charming Shoppes, Inc. (I)(L)	3,790	13,341
Chico’s FAS, Inc.	240,645	2,531,585
Citi Trends, Inc. (I)	964	23,338
Coldwater Creek, Inc. (I)	4,207	22,171
Dick’s Sporting Goods, Inc. (I)	5,912	165,772
DSW, Inc., Class A (I)(L)	11,796	338,545
Genesco, Inc. (I)	21,806	651,563
Gymboree Corp. (I)	7,240	300,750
hhgregg, Inc. (I)(L)	88,924	2,201,758
Hibbett Sports, Inc. (I)(L)	22,040	549,898
Hot Topic, Inc.	2,905	17,401
J. Crew Group, Inc. (I)(L)	3,951	132,833
Jo-Ann Stores, Inc. (I)	12,706	566,052
Jos. A. Bank Clothiers, Inc. (I)(L)	14,838	632,247
Lumber Liquidators Holdings, Inc. (I)	1,425	35,012
Monro Muffler Brake, Inc.	9,019	415,866
New York & Company, Inc. (I)	1,163	2,989
Office Depot, Inc. (I)	8,976	41,290
OfficeMax, Inc. (I)	2,764	36,181
Pacific Sunwear of California, Inc. (I)	2,168	11,339
Penske Auto Group, Inc. (I)(L)	37,272	491,990
PEP Boys - Manny, Moe & Jack	71,460	756,047
Pier 1 Imports, Inc. (I)	7,620	62,408
Rue21, Inc. (I)	870	22,455
Sally Beauty Holdings, Inc. (I)(L)	6,534	73,181
Select Comfort Corp. (I)	2,317	15,709
Systemax, Inc.	716	8,792
Talbots, Inc. (I)(L)	20,016	262,210
The Buckle, Inc.	911	24,178
The Children’s Place Retail Stores, Inc. (I)	1,627	79,349
The Dress Barn, Inc. (I)	24,479	581,376
The Finish Line, Inc., Class A	37,180	517,174
The Wet Seal, Inc., Class A (I)	6,625	22,459
Tractor Supply Company	4,736	187,830
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	18,769	548,055
Vitamin Shoppe, Inc. (I)	1,146	31,458
Williams-Sonoma, Inc. (L)	10,680	338,556
Zumiez, Inc. (I)	1,395	29,518

		13,876,351
Textiles, Apparel & Luxury Goods - 2.61%
American Apparel, Inc. (I)	1,543	1,898
Carter’s, Inc. (I)	23,866	628,392
Crocs, Inc. (I)(L)	5,590	72,726
Deckers Outdoor Corp. (I)	15,441	771,432
Fossil, Inc. (I)	10,232	550,379
Fuqi International, Inc. (I)	707	4,596
G-III Apparel Group, Ltd. (I)	1,058	33,200
Hanesbrands, Inc. (I)	4,049	104,707
Iconix Brand Group, Inc. (I)	34,730	607,775
Jones Apparel Group, Inc.	31,903	626,575
K-Swiss, Inc., Class A (I)	1,767	22,529
Liz Claiborne, Inc. (I)(L)	4,002	24,332

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc. (I)(L)	2,974	$132,997
Maidenform Brands, Inc. (I)	23,606	681,033
Peace Mark Holdings, Ltd. (I)	464,000	0
Phillips-Van Heusen Corp.	2,454	147,633
Skechers U.S.A., Inc., Class A (I)	816	19,168
Steven Madden, Ltd. (I)	16,246	667,061
The Warnaco Group, Inc. (I)	13,888	710,093
True Religion Apparel, Inc. (I)	1,573	33,568
Under Armour, Inc., Class A (I)(L)	2,364	106,475
Volcom, Inc. (I)	1,112	21,261

		5,967,830

		41,032,000
Consumer Staples - 1.01%
Beverages - 0.04%
Boston Beer Company, Inc. (I)	645	43,131
Coca-Cola Bottling Company Consolidated	183	9,686
Heckmann Corp. (I)	6,732	26,255
National Beverage Corp.	377	5,278

		84,350
Food & Staples Retailing - 0.20%
Arden Group, Inc.	82	6,765
BJ’s Wholesale Club, Inc. (I)	2,280	94,620
Casey’s General Stores, Inc.	2,486	103,791
QKL Stores, Inc. (I)(L)	24,379	117,507
Rite Aid Corp. (I)	43,378	40,905
Susser Holdings Corp. (I)	287	4,018
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	1,831	7,251
United Natural Foods, Inc. (I)	2,674	88,616

		463,473
Food Products - 0.64%
AgFeed Industries, Inc. (I)(L)	1,336	3,447
American Dairy, Inc. (I)(L)	726	7,587
Cal-Maine Foods, Inc. (L)	453	13,128
Calavo Growers, Inc. (L)	12,928	280,279
Darling International, Inc. (I)	5,372	45,769
Diamond Foods, Inc. (L)	1,421	58,247
Green Mountain Coffee Roasters, Inc. (I)	1	31
J & J Snack Foods Corp.	960	40,253
Pilgrim’s Pride Corp. (I)	3,491	19,619
Sanderson Farms, Inc.	492	21,299
Smart Balance, Inc. (I)	4,081	15,834
SunOpta, Inc. (I)	47,550	289,580
Tootsie Roll Industries, Inc. (L)	859	21,372
TreeHouse Foods, Inc. (I)	13,450	620,045
Zhongpin, Inc. (I)(L)	1,809	29,469

		1,465,959
Personal Products - 0.12%
China Sky One Medical, Inc. (I)(L)	710	5,396
China-Biotics, Inc. (I)(L)	477	5,247
Herbalife, Ltd.	3,907	235,787
Revlon, Inc. (I)	795	10,033
USANA Health Sciences, Inc. (I)	499	20,140

		276,603
Tobacco - 0.01%
Alliance One International, Inc. (I)(L)	5,515	22,887

		2,313,272
Energy - 8.04%
Energy Equipment & Services - 3.18%
Allis-Chalmers Energy, Inc. (I)	2,596	10,825

333

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Atwood Oceanics, Inc. (I)	1,889	$57,520
Basic Energy Services, Inc. (I)	734	6,254
Bronco Drilling Company, Inc. (I)	1,574	6,280
Cal Dive International, Inc. (I)	2,163	11,832
CARBO Ceramics, Inc.	1,281	103,761
Complete Production Services, Inc. (I)	31,883	652,007
Core Laboratories NV (L)	2,910	256,196
Dawson Geophysical Company (I)	15,476	412,435
Dril-Quip, Inc. (I)(L)	42,775	2,656,755
Exterran Holdings, Inc. (I)(L)	3,908	88,751
Helix Energy Solutions Group, Inc. (I)	4,207	46,866
Hercules Offshore, Inc. (I)(L)	7,470	19,796
ION Geophysical Corp. (I)	4,837	24,862
Key Energy Services, Inc. (I)	37,576	357,348
Lufkin Industries, Inc.	679	29,808
Matrix Service Company (I)	1,817	15,899
Natural Gas Services Group, Inc. (I)	15,968	235,847
North American Energy Partners, Inc. (I)	45,720	372,618
Oil States International, Inc. (I)	11,773	548,033
OYO Geospace Corp. (I)	8,921	516,347
Patterson-UTI Energy, Inc.	29,210	498,907
Pioneer Drilling Company (I)	2,292	14,623
RPC, Inc. (L)	1,936	40,966
Seahawk Drilling, Inc. (I)	688	5,820
Superior Energy Services, Inc. (I)	5,119	136,626
T-3 Energy Services, Inc. (I)	428	11,192
Tesco Corp. (I)	1,976	23,771
TetraTechnologies, Inc. (I)	4,931	50,296
Unit Corp. (I)	929	34,642
Willbros Group, Inc. (I)	1,690	15,497

		7,262,380
Oil, Gas & Consumable Fuels - 4.86%
Alon USA Energy, Inc. (L)	706	3,812
Approach Resources, Inc. (I)	293	3,276
Atlas Energy, Inc. (I)	5,104	146,179
ATP Oil & Gas Corp. (I)(L)	2,835	38,698
BPZ Resources, Inc. (I)(L)	5,255	20,127
Brigham Exploration Company (I)(L)	28,254	529,763
Cabot Oil & Gas Corp.	68,300	2,056,513
Carrizo Oil & Gas, Inc. (I)(L)	2,142	51,279
Cheniere Energy, Inc. (I)(L)	3,567	8,989
China Integrated Energy, Inc. (I)(L)	764	5,119
Clayton Williams Energy, Inc. (I)	514	26,003
Clean Energy Fuels Corp. (I)(L)	2,573	36,562
Comstock Resources, Inc. (I)	19,878	447,056
Contango Oil & Gas Company (I)	822	41,232
Delek US Holdings, Inc.	313	2,241
Denbury Resources, Inc. (I)	107,700	1,711,353
Endeavour International Corp. (I)	9,008	11,620
Frontier Oil Corp.	4,481	60,045
Gastar Exploration, Ltd. (I)	2,788	11,208
Georesources, Inc. (I)	10,180	161,862
GMX Resources, Inc. (I)(L)	1,906	9,263
Goodrich Petroleum Corp. (I)	1,591	23,181
Gran Tierra Energy, Inc. (I)	16,525	127,573
Gulfport Energy Corp. (I)	1,872	25,908
Holly Corp.	3,466	99,648
International Coal Group, Inc. (I)(L)	108,860	579,135
Magnum Hunter Resources Corp. (I)	66,627	275,836
Mariner Energy, Inc. (I)(L)	6,725	162,947
McMoRan Exploration Company (I)	5,116	88,046
Northern Oil and Gas, Inc. (I)	2,972	50,346
Patriot Coal Corp. (I)(L)	5,033	57,427
Penn Virginia Corp.	23,360	374,694

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleum Development Corp. (I)	627	$17,305
Resolute Energy Corp. (I)(L)	2,678	29,619
Rex Energy Corp. (I)(L)	271,220	3,471,616
Rosetta Resources, Inc. (I)	3,417	80,265
SM Energy Company	4,098	153,511
Uranium Energy Corp. (I)(L)	3,749	12,297
Venoco, Inc. (I)	1,419	27,855
Warren Resources, Inc. (I)	4,401	17,472
Western Refining, Inc. (I)(L)	3,492	18,298
World Fuel Services Corp. (L)	1,839	47,832

		11,123,011

		18,385,391
Financials - 3.63%
Capital Markets - 1.31%
Calamos Asset Management, Inc.	1,297	14,916
Cohen & Steers, Inc.	1,247	27,060
Duff & Phelps Corp.	1,399	18,845
Evercore Partners, Inc., Class A	653	18,682
Gleacher & Company, Inc. (I)	2,516	4,051
GLG Partners, Inc. (I)	9,004	40,518
International Assets Holding Corp. (I)	863	15,620
KBW, Inc.	1,427	36,531
LaBranche & Company, Inc. (I)	869	3,389
MF Global Holdings, Ltd. (I)(L)	8,936	64,339
optionsXpress Holdings, Inc. (I)	2,805	43,085
Stifel Financial Corp. (I)	12,553	581,078
Teton Advisors, Inc., Class A (I)	2	14
TradeStation Group, Inc. (I)	839	5,521
Waddell & Reed Financial, Inc., Class A	76,500	2,093,040
Westwood Holdings Group, Inc.	380	12,855

		2,979,544
Commercial Banks - 0.44%
Cardinal Financial Corp.	1,778	17,087
Citizens & Northern Corp.	276	3,588
Danvers Bancorp, Inc.	1,334	20,450
First Citizens BancShares, Inc.	2,198	407,223
Investors Bancorp, Inc. (I)	3,368	39,877
Nara Bancorp, Inc. (I)	825	5,825
Pinnacle Financial Partners, Inc. (I)(L)	20,288	186,447
Popular, Inc. (I)	14,586	42,299
PrivateBancorp, Inc.	1,392	15,855
S&T Bancorp, Inc.	856	14,912
Signature Bank/NY (I)	2,645	102,732
SVB Financial Group (I)(L)	2,720	115,110
Texas Capital Bancshares, Inc. (I)	2,262	39,065

		1,010,470
Consumer Finance - 0.58%
Cardtronics, Inc. (I)	1,424	21,972
Cash America International, Inc.	17,891	626,185
CompuCredit Holdings Corp. (L)	456	2,198
Credit Acceptance Corp. (I)(L)	616	37,305
Dollar Financial Corp. (I)	1,589	33,162
EZCORP, Inc., Class A (I)	2,860	57,314
First Cash Financial Services, Inc. (I)	19,108	530,247
The First Marblehead Corp. (I)(L)	2,115	4,949
World Acceptance Corp. (I)	374	16,516

		1,329,848
Diversified Financial Services - 0.41%
Asset Acceptance Capital Corp. (I)	665	3,571
Encore Capital Group, Inc. (I)	29,100	524,382
Interactive Brokers Group, Inc., Class A (I)	2,417	41,597

334

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Life Partners Holdings, Inc. (L)	174	$3,311
MSCI, Inc. (I)	7,273	241,536
NewStar Financial, Inc. (I)	1,949	14,442
PICO Holdings, Inc. (I)	1,325	39,565
Portfolio Recovery Associates, Inc. (I)	1,106	71,503

		939,907
Insurance - 0.06%
Ambac Financial Group, Inc. (I)(L)	18,863	10,469
Citizens, Inc., Class A (I)	1,008	6,945
Crawford & Company (I)	488	996
Crawford & Company, Class B (I)	891	2,165
eHealth, Inc. (I)	1,454	18,786
Greenlight Capital Re, Ltd., Class A (I)	1,965	49,164
Hilltop Holdings, Inc. (I)	972	9,312
MBIA, Inc. (I)	3,741	37,597
Universal Insurance Holdings, Inc.	759	3,408

		138,842
Real Estate Investment Trusts - 0.31%
Alexander’s, Inc.	150	47,367
Apartment Investment & Management
Company, Class A (L)	2,665	56,978
Cousins Properties, Inc.	2,996	21,392
CreXus Investment Corp.	310	3,729
DuPont Fabros Technology, Inc.	3,723	93,633
Equity Lifestyle Properties, Inc.	1,887	102,804
Extra Space Storage, Inc.	1,891	30,332
First Industrial Realty Trust, Inc. (I)(L)	1,273	6,454
LaSalle Hotel Properties	1,592	37,237
NorthStar Realty Finance Corp. (L)	3,203	11,979
Parkway Properties, Inc.	496	7,341
Pebblebrook Hotel Trust (I)	809	14,570
PS Business Parks, Inc.	448	25,343
Retail Opportunity Investments Corp.	1,362	13,034
Saul Centers, Inc.	312	13,088
Sun Communities, Inc.	724	22,227
Sunstone Hotel Investors, Inc. (I)	4,182	37,931
Taubman Centers, Inc.	3,557	158,678

		704,117
Real Estate Management & Development - 0.21%
Altisource Portfolio Solutions SA (I)	4,386	136,580
Consolidated-Tomoka Land Company	232	6,614
Forest City Enterprises, Inc., Class A (I)(L)	5,170	66,331
Forestar Group, Inc. (I)	1,127	19,215
Jones Lang LaSalle, Inc.	2,739	236,294
Tejon Ranch Company (I)	875	18,961

		483,995
Thrifts & Mortgage Finance - 0.31%
Beneficial Mutual Bancorp, Inc. (I)	2,133	19,133
Provident Financial Services, Inc. (L)	20,990	259,436
Roma Financial Corp.	256	2,696
Viewpoint Financial Group	2,160	19,980
Washington Federal, Inc.	26,430	403,322

		704,567

		8,291,290
Health Care - 14.39%
Biotechnology - 2.29%
Acorda Therapeutics, Inc. (I)	2,523	83,309
Affymax, Inc. (I)	1,254	7,461
Alkermes, Inc. (I)	6,182	90,566
Allos Therapeutics, Inc. (I)	5,142	24,270
Alnylam Pharmaceuticals, Inc. (I)(L)	2,324	28,539

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc. (I)	890	$15,317
Arena Pharmaceuticals, Inc. (I)(L)	6,596	10,356
Arqule, Inc. (I)	1,809	9,316
BioMarin Pharmaceutical, Inc. (I)	6,622	148,002
BioSpecifics Technologies Corp. (I)	289	7,780
BioTime, Inc. (I)	1,215	5,771
Celera Corp. (I)	5,342	36,005
Cell Therapeutics, Inc. (I)(L)	40,148	15,537
Cepheid, Inc. (I)(L)	3,868	72,370
China Biologic Products, Inc. (I)	617	6,096
Clinical Data, Inc. (I)	814	13,732
Cubist Pharmaceuticals, Inc. (I)	3,806	89,022
Dyax Corp. (I)	6,047	14,331
Emergent Biosolutions, Inc. (I)	1,313	22,662
Enzon Pharmaceuticals, Inc. (I)(L)	3,164	35,595
Exelixis, Inc. (I)	7,075	27,734
Genomic Health, Inc. (I)	938	12,532
Geron Corp. (I)(L)	4,155	22,977
Halozyme Therapeutics, Inc. (I)	4,790	36,931
Idenix Pharmaceuticals, Inc. (I)	1,552	4,811
Immunogen, Inc. (I)	2,813	17,638
Incyte Corp. (I)(L)	7,724	123,507
InterMune, Inc. (I)	2,110	28,738
Isis Pharmaceuticals, Inc. (I)(L)	6,130	51,492
Lexicon Pharmaceuticals, Inc. (I)	9,289	14,862
Ligand Pharmaceuticals, Inc., Class B (I)	4,496	7,104
Mannkind Corp. (I)(L)	5,196	35,125
Martek Biosciences Corp. (I)(L)	2,171	49,130
Maxygen, Inc. (I)	1,721	9,965
Medivation, Inc. (I)	2,105	27,365
Metabolix, Inc. (I)	1,076	13,536
Micromet, Inc. (I)(L)	3,950	26,544
Momenta Pharmaceuticals, Inc. (I)	1,617	24,336
Nabi Biopharmaceuticals (I)	2,917	14,002
NPS Pharmaceuticals, Inc. (I)	3,839	26,259
Onyx Pharmaceuticals, Inc. (I)	26,531	699,888
Opko Health, Inc. (I)(L)	4,327	9,692
Orexigen Therapeutics, Inc. (I)(L)	1,504	8,919
Osiris Therapeutics, Inc. (I)	1,075	7,826
PDL BioPharma, Inc.	3,900	20,514
Pharmasset, Inc. (I)	2,071	61,095
Progenics Pharmaceuticals, Inc. (I)(L)	2,111	10,661
Protalix BioTherapeutics, Inc. (I)(L)	1,893	16,450
Regeneron Pharmaceuticals, Inc. (I)	3,896	106,750
Rigel Pharmaceuticals, Inc. (I)	2,195	18,460
Sangamo Biosciences, Inc. (I)	2,651	9,093
Savient Pharmaceuticals, Inc. (I)	2,859	65,385
Seattle Genetics, Inc. (I)	5,585	86,735
SIGA Technologies, Inc. (I)(L)	2,268	19,187
Talecris Biotherapeutics Holdings Corp. (I)	3,995	91,406
Targacept, Inc. (I)	1,299	29,020
Theravance, Inc. (I)(L)	3,947	79,335
United Therapeutics Corp. (I)(L)	45,557	2,551,648
Zymogenetics, Inc. (I)	3,631	35,402

		5,238,091
Health Care Equipment & Supplies - 6.39%
Abaxis, Inc. (I)(L)	1,439	33,241
ABIOMED, Inc. (I)	2,073	21,995
Accuray, Inc. (I)	3,219	20,022
AGA Medical Holdings, Inc. (I)(L)	980	13,681
Align Technology, Inc. (I)	3,698	72,407
American Medical Systems
Holdings, Inc. (I)(L)	33,003	646,199
AngioDynamics, Inc. (I)	28,031	427,192

335

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Atrion Corp.	2,350	$370,149
Beckman Coulter, Inc. (L)	21,600	1,053,864
Cantel Medical Corp.	933	15,115
Conceptus, Inc. (I)(L)	1,921	26,414
CONMED Corp. (I)	82,000	1,837,620
CryoLife, Inc. (I)	1,775	10,774
Cyberonics, Inc. (I)	1,810	48,291
Cynosure, Inc. (I)	641	6,545
DexCom, Inc. (I)	3,507	46,363
Exactech, Inc. (I)	547	8,927
Greatbatch, Inc. (I)	532	12,337
Haemonetics Corp. (I)	13,923	814,913
ICU Medical, Inc. (I)	12,394	462,172
Immucor, Inc. (I)	32,004	634,639
Insulet Corp. (I)	2,225	31,462
Integra LifeSciences Holdings Corp. (I)	15,915	628,006
Invacare Corp. (L)	23,260	616,623
IRIS International, Inc. (I)	1,183	11,357
Kensey Nash Corp. (I)	571	16,496
MAKO Surgical Corp. (I)(L)	1,213	11,621
Masimo Corp. (L)	3,446	94,110
MELA Sciences, Inc. (I)(L)	1,561	10,178
Meridian Bioscience, Inc. (L)	927	20,283
Merit Medical Systems, Inc. (I)	1,745	27,728
Natus Medical, Inc. (I)	30,188	439,839
Neogen Corp. (I)	1,396	47,255
NuVasive, Inc. (I)(L)	2,551	89,642
NxStage Medical, Inc. (I)	1,731	33,062
OraSure Technologies, Inc. (I)	1,430	5,792
Orthofix International NV (I)	1,148	36,070
Orthovita, Inc. (I)	4,504	10,224
Palomar Medical Technologies, Inc. (I)	1,147	11,849
Quidel Corp. (I)	1,600	17,584
Sirona Dental Systems, Inc. (I)	21,610	778,824
SonoSite, Inc. (I)	952	31,902
St. Jude Medical, Inc. (I)	43,900	1,727,026
Stereotaxis, Inc. (I)(L)	2,637	10,917
SurModics, Inc. (I)	1,021	12,170
Symmetry Medical, Inc. (I)	2,349	22,644
Synovis Life Technologies, Inc. (I)	29,204	436,600
The Cooper Companies, Inc. (L)	53,400	2,468,148
Thoratec Corp. (I)(L)	3,549	131,242
TomoTherapy, Inc. (I)	2,818	9,919
Volcano Corp. (I)	2,948	76,589
West Pharmaceutical Services, Inc.	2,167	74,350
Wright Medical Group, Inc. (I)	2,529	36,443
Zoll Medical Corp. (I)	1,397	45,081

		14,603,896
Health Care Providers & Services - 1.66%
Air Methods Corp. (I)	731	30,395
Alliance HealthCare Services, Inc. (I)	1,891	8,661
Almost Family, Inc. (I)	540	16,000
Amedisys, Inc. (I)	1,859	44,244
AMERIGROUP Corp. (I)	1,685	71,562
AMN Healthcare Services, Inc. (I)	747	3,840
Bio-Reference Labs, Inc. (I)	23,286	485,746
Brookdale Senior Living, Inc. (I)	3,539	57,721
CardioNet, Inc. (I)	1,493	6,733
Catalyst Health Solutions, Inc. (I)	2,477	87,215
Centene Corp. (I)	1,175	27,718
Chemed Corp.	1,488	84,771
Clarient, Inc. (I)	3,622	12,242
Corvel Corp. (I)	473	20,079
Emdeon, Inc., Class A (I)	2,067	25,176

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Emergency Medical Services
Corp., Class A (I)	6,257	$333,185
Emeritus Corp. (I)	998	17,026
Genoptix, Inc. (I)	1,139	16,174
Gentiva Health Services, Inc. (I)	1,186	25,914
Hanger Orthopedic Group, Inc. (I)	1,766	25,678
Healthsouth Corp. (I)	6,098	117,082
Healthways, Inc. (I)	2,221	25,852
HMS Holdings Corp. (I)	1,769	104,265
IPC The Hospitalist Company, Inc. (I)	1,057	28,877
Landauer, Inc.	215	13,465
LHC Group, Inc. (I)	1,041	24,141
Magellan Health Services, Inc. (I)	7,300	344,852
MWI Veterinary Supply, Inc. (I)	761	43,925
PharMerica Corp. (I)	1,997	19,031
PSS World Medical, Inc. (I)	3,725	79,641
Psychiatric Solutions, Inc. (I)	3,539	118,733
RehabCare Group, Inc. (I)	19,892	402,216
Sunrise Senior Living, Inc. (I)	3,291	11,288
Tenet Healthcare Corp. (I)	31,558	148,954
The Ensign Group, Inc.	17,535	314,753
US Physical Therapy, Inc. (I)	25,806	431,476
VCA Antech, Inc. (I)(L)	5,321	112,220
WellCare Health Plans, Inc. (I)	1,795	51,983

		3,792,834
Health Care Technology - 0.71%
Allscripts-Misys Healthcare Solutions, Inc. (I)	11,050	204,094
athenahealth, Inc. (I)(L)	2,049	67,658
MedAssets, Inc. (I)	2,790	58,702
Medidata Solutions, Inc. (I)	1,132	21,734
Omnicell, Inc. (I)	23,580	308,426
Quality Systems, Inc. (L)	11,717	776,954
SXC Health Solutions Corp. (I)	4,688	170,971
Vital Images, Inc. (I)	893	11,814

		1,620,353
Life Sciences Tools & Services - 1.53%
Accelrys, Inc. (I)	3,583	24,938
Affymetrix, Inc. (I)	1,631	7,437
Albany Molecular Research, Inc. (I)	944	6,023
Bruker Corp. (I)	53,301	747,813
Dionex Corp. (I)	1,148	99,233
Enzo Biochem, Inc. (I)	2,242	8,520
eResearch Technology, Inc. (I)	3,179	23,779
ICON PLC, SADR (I)	16,642	359,800
Illumina, Inc. (I)(L)	30,870	1,518,804
Kendle International, Inc. (I)	603	5,620
Luminex Corp. (I)	2,456	39,296
Parexel International Corp. (I)	26,983	624,117
Sequenom, Inc. (I)(L)	4,862	34,083

		3,499,463
Pharmaceuticals - 1.81%
Akorn, Inc. (I)	2,345	9,474
Ardea Biosciences, Inc. (I)	1,262	29,026
Auxilium Pharmaceuticals, Inc. (I)(L)	3,091	76,595
Cadence Pharmaceuticals, Inc. (I)(L)	1,183	9,878
Caraco Pharmaceutical Laboratories, Ltd. (I)	637	3,427
Cardiome Pharma, Corp. (I)	49,250	300,425
Cypress Biosciences, Inc. (I)	2,512	9,671
Durect Corp. (I)	5,120	13,005
Impax Laboratories, Inc. (I)	15,968	316,166
Inspire Pharmaceuticals, Inc. (I)	4,049	24,092
MAP Pharmaceuticals, Inc. (I)	948	14,504
Medicis Pharmaceutical Corp., Class A	21,548	638,898

336

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Nektar Therapeutics (I)(L)	52,569	$776,444
Obagi Medical Products, Inc. (I)	1,006	10,563
Oculus Innovative Sciences, Inc. (I)	14,480	22,589
Pain Therapeutics, Inc. (I)	2,357	14,566
Par Pharmaceutical Companies, Inc. (I)	27,175	790,249
POZEN, Inc. (I)(L)	1,565	11,080
Questcor Pharmaceuticals, Inc. (I)(L)	3,841	38,103
Salix Pharmaceuticals, Ltd. (I)	21,754	864,069
Sucampo Pharmaceuticals, Inc. (I)	527	1,976
The Medicines Company (I)	3,468	49,246
Viropharma, Inc. (I)	5,071	75,609
Vivus, Inc. (I)(L)	5,249	35,116
XenoPort, Inc. (I)(L)	1,168	8,304

		4,143,075

		32,897,712
Industrials - 21.44%
Aerospace & Defense - 2.92%
AAR Corp. (I)(L)	1,653	30,845
Aerovironment, Inc. (I)(L)	989	22,005
American Science & Engineering, Inc.	586	43,159
BE Aerospace, Inc. (I)	84,200	2,552,102
Cubic Corp.	1,045	42,636
DigitalGlobe, Inc. (I)	12,305	374,072
Esterline Technologies Corp. (I)	11,049	632,334
GenCorp, Inc. (I)(L)	3,240	15,941
GeoEye, Inc. (I)	10,270	415,730
HEICO Corp. (L)	552	25,193
HEICO Corp., Class A	1,153	39,283
Hexcel Corp. (I)	6,323	112,486
LMI Aerospace, Inc. (I)	18,296	291,272
Orbital Sciences Corp., Class A (I)	120,054	1,836,826
Taser International, Inc. (I)	3,861	14,981
Teledyne Technologies, Inc. (I)	1,182	47,067
TransDigm Group, Inc. (I)	3,048	189,128

		6,685,060
Air Freight & Logistics - 1.49%
Atlas Air Worldwide Holdings, Inc. (I)	11,580	582,474
Forward Air Corp.	1,888	49,088
HUB Group, Inc., Class A (I)	90,971	2,661,811
Pacer International, Inc. (I)	2,289	13,826
UTi Worldwide, Inc.	6,618	106,417

		3,413,616
Airlines - 0.35%
AirTran Holdings, Inc. (I)(L)	53,470	393,005
Allegiant Travel Company (L)	908	38,427
Hawaiian Holdings, Inc. (I)	2,196	13,154
UAL Corp. (I)(L)	10,965	259,103
US Airways Group, Inc. (I)(L)	10,509	97,208

		800,897
Building Products - 1.19%
A.O. Smith Corp.	45,230	2,618,365
AAON, Inc. (L)	837	19,686
American Woodmark Corp.	210	3,723
Gibraltar Industries, Inc. (I)	625	5,613
Simpson Manufacturing Company, Inc.	901	23,228
Trex Company, Inc. (I)(L)	858	16,362
USG Corp. (I)(L)	2,269	29,928

		2,716,905
Commercial Services & Supplies - 1.44%
ACCO Brands Corp. (I)	1,253	7,205
APAC Customer Services, Inc. (I)	72,201	408,658

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
ATC Technology Corp. (I)	460	$11,380
Bowne & Company, Inc.	964	10,922
Cenveo, Inc. (I)	3,646	18,339
Clean Harbors, Inc. (I)	1,541	104,403
Consolidated Graphics, Inc. (I)	14,210	589,005
Corrections Corp. of America (I)	7,515	185,470
EnerNOC, Inc. (I)(L)	1,123	35,273
Fuel Tech, Inc. (I)(L)	1,111	6,966
Healthcare Services Group, Inc.	2,710	61,761
Herman Miller, Inc.	3,526	69,392
Innerworkings, Inc. (I)	1,795	11,793
Interface, Inc., Class A	3,140	44,682
KAR Auction Services, Inc. (I)	1,754	22,118
Knoll, Inc.	3,063	47,507
M&F Worldwide Corp. (I)	380	9,253
Metalico, Inc. (I)	2,588	9,912
Mobile Mini, Inc. (I)(L)	2,370	36,356
Rino International Corp. (I)(L)	366	5,106
Rollins, Inc.	2,913	68,106
Schawk, Inc., Class A	17,790	328,403
Standard Parking Corp. (I)	907	15,510
Steelcase, Inc., Class A	5,194	43,266
SYKES Enterprises, Inc. (I)	2,625	35,648
Team, Inc. (I)	1,174	20,205
Tetra Tech, Inc. (I)	4,021	84,320
The Geo Group, Inc. (I)	4,450	103,908
United Stationers, Inc. (I)	1,577	84,385
Viad Corp.	674	13,035
Waste Connections, Inc. (I)	19,834	786,616

		3,278,903
Construction & Engineering - 2.86%
Argan, Inc. (I)	487	4,553
Chicago Bridge & Iron Company NV (I)	160,700	3,929,115
EMCOR Group, Inc. (I)	2,160	53,114
Furmanite Corp. (I)	2,285	11,151
Great Lakes Dredge & Dock Corp.	2,370	13,770
Insituform Technologies, Inc., Class A (I)	2,557	61,828
MasTec, Inc. (I)	206,713	2,133,278
Michael Baker Corp. (I)	522	17,205
Northwest Pipe Company (I)	211	3,693
Orion Marine Group, Inc. (I)	25,754	319,607

		6,547,314
Electrical Equipment - 2.58%
A123 Systems, Inc. (I)(L)	4,426	39,701
Acuity Brands, Inc. (L)	2,834	125,376
American Superconductor Corp. (I)(L)	2,776	86,334
AZZ, Inc.	810	34,700
Baldor Electric Company	1,016	41,046
Belden, Inc.	104,100	2,746,159
Broadwind Energy, Inc. (I)	3,499	6,543
Capstone Turbine Corp. (I)	191,063	147,520
Ener1, Inc. (I)(L)	3,275	12,052
EnerSys, Inc. (I)	25,785	643,851
Fuelcell Energy, Inc. (I)	7,170	8,819
Fushi Copperweld, Inc. (I)	1,104	9,594
GrafTech International, Ltd. (I)	40,579	634,250
Harbin Electric, Inc. (I)(L)	19,747	353,274
II-VI, Inc. (I)	18,303	683,251
Polypore International, Inc. (I)	797	24,038
Powell Industries, Inc. (I)	530	16,494
Thomas & Betts Corp. (I)	3,440	141,109
Valence Technology, Inc. (I)(L)	4,204	4,835
Vicor Corp.	1,365	19,943

337

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Woodward Governor Company	3,793	$122,969

		5,901,858
Industrial Conglomerates - 0.05%
Raven Industries, Inc.	2,382	90,254
Standex International Corp.	813	19,666
Tredegar Industries, Inc.	563	10,686

		120,606
Machinery - 3.31%
3D Systems Corp. (I)(L)	1,274	20,015
Actuant Corp., Class A	4,426	101,621
ArvinMeritor, Inc. (I)(L)	5,823	90,489
Astec Industries, Inc. (I)	1,252	35,720
Badger Meter, Inc.	927	37,525
Barnes Group, Inc.	1,981	34,846
Blount International, Inc. (I)	1,330	16,931
Briggs & Stratton Corp.	27,720	526,957
China Fire & Security Group, Inc. (I)	540	4,379
CLARCOR, Inc.	3,286	126,938
Columbus McKinnon Corp. (I)	27,987	464,304
Duoyuan Printing Inc. (I)	257	730
Dynamic Materials Corp.	845	12,768
Energy Recovery, Inc. (I)	2,049	7,356
EnPro Industries, Inc. (I)	18,461	577,460
ESCO Technologies, Inc.	1,723	57,307
Force Protection, Inc. (I)	4,589	23,129
Gardner Denver, Inc.	3,415	183,317
Graco, Inc.	3,949	125,302
Greenbrier Companies, Inc. (I)	630	9,822
IDEX Corp.	5,293	187,954
John Bean Technologies Corp.	1,835	29,562
Kadant, Inc. (I)	810	15,317
Kennametal, Inc.	19,970	617,672
L.B. Foster Company (I)	3,734	108,062
Lindsay Corp. (L)	814	35,262
Middleby Corp. (I)	6,289	398,660
Mueller Industries, Inc.	1,228	32,530
NACCO Industries, Inc., Class A	214	18,701
Navistar International Corp. (I)	23,500	1,025,540
Oshkosh Corp. (I)	5,849	160,848
RBC Bearings, Inc. (I)	920	31,262
Robbins & Myers, Inc.	1,824	48,847
Sauer-Danfoss, Inc. (I)	515	10,964
Sun Hydraulics, Inc.	828	23,341
Tennant Company	1,107	34,206
The Gorman-Rupp Company (L)	980	27,009
The Manitowoc Company, Inc. (L)	4,277	51,794
The Toro Company	2,191	123,200
Valmont Industries, Inc.	1,372	99,333
WABCO Holdings, Inc. (I)	34,995	1,467,690
Wabtec Corp.	3,126	149,392
Westport Innovations, Inc. (I)	23,897	420,587

		7,574,649
Marine - 0.07%
American Commercial Lines, Inc. (I)	313	8,726
Genco Shipping & Trading, Ltd. (I)	736	11,732
Kirby Corp. (I)(L)	3,345	134,001

		154,459
Professional Services - 1.48%
Administaff, Inc.	1,533	41,284
CBIZ, Inc. (I)	1,994	11,824
CoStar Group, Inc. (I)(L)	1,282	62,446
Exponent, Inc. (I)	903	30,332

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Professional Services (continued)
FTI Consulting, Inc. (I)(L)	15,423	$535,024
Heidrick & Struggles International, Inc.	18,493	360,244
Hill International, Inc. (I)	1,111	4,977
Huron Consulting Group, Inc. (I)	1,363	29,972
ICF International, Inc. (I)	1,134	28,429
Kforce, Inc. (I)	33,836	464,230
Korn/Ferry International (I)(L)	1,501	24,827
Mistras Group, Inc. (I)	787	9,113
Navigant Consulting Company (I)	3,297	38,344
Resources Connection, Inc.	3,019	41,541
SFN Group, Inc. (I)	3,384	20,338
The Advisory Board Company (I)	11,042	487,504
The Corporate Executive Board Company	2,233	70,473
The Dolan Company (I)	33,504	380,940
Towers Watson & Company, Class A	3,071	151,032
TrueBlue, Inc. (I)	27,234	371,744
VSE Corp.	5,906	208,305

		3,372,923
Road & Rail - 2.38%
Arkansas Best Corp.	548	13,278
Avis Budget Group, Inc. (I)	4,349	50,666
Celadon Group, Inc. (I)	40,446	558,559
Dollar Thrifty Automotive Group, Inc. (I)	1,060	53,148
Genesee & Wyoming, Inc., Class A (I)	2,527	109,647
Heartland Express, Inc. (L)	3,546	52,729
Knight Transportation, Inc. (L)	4,081	78,886
Landstar System, Inc.	69,368	2,678,992
Marten Transport, Ltd.	20,211	468,491
Old Dominion Freight Lines, Inc. (I)	29,748	756,194
Patriot Transportation Holding, Inc. (I)	43	3,016
RailAmerica, Inc. (I)	1,604	15,447
Saia, Inc. (I)	1,034	15,438
Universal Truckload Services, Inc. (I)	150	2,349
Werner Enterprises, Inc.	27,780	569,212
YRC Worldwide, Inc. (I)	68,751	17,188

		5,443,240
Trading Companies & Distributors - 1.32%
Applied Industrial Technologies, Inc.	10,930	334,458
Beacon Roofing Supply, Inc. (I)	2,968	43,244
DXP Enterprises, Inc. (I)	12,870	244,273
H&E Equipment Services, Inc. (I)	1,819	14,497
Houston Wire & Cable Company	1,100	11,033
Kaman Corp., Class A	592	15,516
RSC Holdings, Inc. (I)(L)	3,370	25,140
Titan Machinery, Inc. (I)	568	9,258
United Rentals, Inc. (I)(L)	3,939	58,455
Watsco, Inc. (L)	40,700	2,266,176

		3,022,050

		49,032,480
Information Technology - 22.67%
Communications Equipment - 3.05%
Acme Packet, Inc. (I)	1,978	75,045
ADTRAN, Inc. (L)	3,645	128,669
Anaren, Inc. (I)	455	7,639
Arris Group, Inc. (I)	4,132	40,370
Aruba Networks, Inc. (I)	4,815	102,752
Bel Fuse, Inc.	39	816
Bel Fuse, Inc., Class B	280	5,830
BigBand Networks, Inc. (I)	2,864	8,134
Blue Coat Systems, Inc. (I)	15,892	382,362
Ciena Corp. (I)(L)	6,032	93,918
CommScope, Inc. (I)	90,355	2,145,028

338

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Comtech Telecommunications Corp. (I)(L)	1,858	$50,816
DG Fastchannel, Inc. (I)	1,666	36,236
Digi International, Inc. (I)	1,542	14,634
EMS Technologies, Inc. (I)	501	9,334
Emulex Corp. (I)	56,710	592,052
Extreme Networks, Inc. (I)	1,952	6,071
Finisar Corp. (I)(L)	8,776	164,901
Harmonic, Inc. (I)	6,303	43,365
Hughes Communications, Inc. (I)	634	17,277
Infinera Corp. (I)	5,735	66,927
InterDigital, Inc. (I)	2,858	84,625
Ixia (I)	2,301	28,532
JDS Uniphase Corp. (I)	14,349	177,784
NETGEAR, Inc. (I)	1,491	40,272
Oclaro, Inc. (I)	3,158	50,560
Oplink Communications, Inc. (I)	30,989	614,822
OpNext, Inc. (I)	2,072	3,253
Plantronics, Inc.	16,530	558,383
Polycom, Inc. (I)	5,552	151,459
Powerwave Technologies, Inc. (I)(L)	8,650	15,743
RADWARE, Ltd., ADR (I)	9,330	320,579
Riverbed Technology, Inc. (I)	3,938	179,494
Seachange International, Inc. (I)	1,822	13,501
ShoreTel, Inc. (I)	1,915	9,498
Sonus Networks, Inc. (I)	6,720	23,722
Viasat, Inc. (I)	17,227	708,202

		6,972,605
Computers & Peripherals - 1.38%
Compellent Technologies, Inc. (I)	1,448	26,325
Cray, Inc. (I)	39,254	259,076
Hypercom Corp. (I)(L)	9,426	61,269
Intermec, Inc. (I)	3,221	39,489
Intevac, Inc. (I)	1,457	14,585
Isilon Systems, Inc. (I)	9,389	209,187
Netezza Corp. (I)	3,204	86,348
Novatel Wireless, Inc. (I)(L)	85,394	672,905
QLogic Corp. (I)	7,268	128,208
Quantum Corp. (I)	13,267	28,126
Silicon Graphics International Corp. (I)	663	5,145
STEC, Inc. (I)(L)	40,545	504,785
Stratasys, Inc. (I)	1,270	35,204
Super Micro Computer, Inc. (I)	1,670	17,351
Synaptics, Inc. (I)(L)	2,207	62,105
Western Digital Corp. (I)	35,800	1,016,362

		3,166,470
Electronic Equipment, Instruments & Components - 1.73%
Anixter International, Inc.	1,865	100,691
Checkpoint Systems, Inc. (I)	2,573	52,361
China Security & Surveillance
Technology, Inc. (I)(L)	2,849	15,840
Cogent, Inc. (I)	3,211	34,165
Cognex Corp.	2,456	65,870
Coherent, Inc. (I)	1,647	65,896
Comverge, Inc. (I)	1,556	12,230
Daktronics, Inc.	2,274	22,331
DTS, Inc. (I)	1,133	43,247
Echelon Corp. (I)	2,016	17,237
Electro Scientific Industries, Inc. (I)	633	7,033
Elster Group SE, ADR (I)	2,740	37,812
FARO Technologies, Inc. (I)	999	21,788
ICx Technologies, Inc. (I)	792	5,980
Insight Enterprises, Inc. (I)	93,700	1,465,468
IPG Photonics Corp. (I)	1,654	39,928

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Itron, Inc. (I)	2,626	$160,790
L-1 Identity Solutions, Inc. (I)	5,447	63,893
Maxwell Technologies, Inc. (I)(L)	21,654	316,365
Measurement Specialties, Inc. (I)	7,785	143,867
Methode Electronics, Inc.	1,213	11,014
Multi-Fineline Electronix, Inc. (I)	666	14,645
National Instruments Corp.	3,789	123,749
OSI Systems, Inc. (I)	1,070	38,862
Plexus Corp. (I)	2,630	77,191
Power-One, Inc. (I)(L)	65,948	599,467
Rofin-Sinar Technologies, Inc. (I)	6,610	167,762
Rogers Corp. (I)	362	11,396
Sanmina-SCI Corp. (I)	1,810	21,865
Scansource, Inc. (I)	1,750	48,545
TTM Technologies, Inc. (I)	2,373	23,232
Universal Display Corp. (I)(L)	2,085	48,998
Vishay Intertechnology, Inc. (I)	7,297	70,635

		3,950,153
Internet Software & Services - 6.80%
Acxiom Corp. (I)	4,932	78,222
Alliance Data Systems Corp. (I)(L)	37,600	2,453,776
Archipelago Learning, Inc. (I)	409	4,896
Art Technology Group, Inc. (I)	10,231	42,254
Cass Information Systems, Inc.	492	16,881
China Information Technology, Inc. (I)(L)	2,025	9,862
comScore, Inc. (I)	1,414	33,257
Constant Contact, Inc. (I)(L)	61,014	1,307,530
CSG Systems International, Inc. (I)	30,174	550,072
DealerTrack Holdings, Inc. (I)	2,497	42,649
Dice Holdings, Inc. (I)	1,230	10,430
Digital River, Inc. (I)	2,582	87,891
DivX, Inc. (I)	2,038	19,422
Echo Global Logistics, Inc. (I)	714	9,118
Equinix, Inc. (I)(L)	33,082	3,385,943
Euronet Worldwide, Inc. (I)	2,986	53,718
Exlservice Holdings, Inc. (I)	950	18,478
Forrester Research, Inc. (I)	1,028	34,006
Gartner, Inc. (I)	5,014	147,612
Genpact, Ltd. (I)	6,417	113,773
GigaMedia, Ltd. (I)	32,104	65,171
Global Cash Access Holdings, Inc. (I)	3,432	14,003
GSI Commerce, Inc. (I)	3,643	89,982
Heartland Payment Systems, Inc.	2,461	37,456
iGate Corp.	1,981	35,935
InfoSpace, Inc. (I)	64,450	558,137
Internap Network Services Corp. (I)	3,038	14,917
Internet Brands, Inc., Class A (I)	1,685	22,377
Internet Capital Group, Inc. (I)	2,375	26,196
J2 Global Communications, Inc. (I)	2,944	70,038
Limelight Networks, Inc. (I)	2,875	16,905
Liquidity Services, Inc. (I)	968	15,498
LivePerson, Inc. (I)	52,149	438,052
LogMeIn, Inc. (I)	899	32,346
LoopNet, Inc. (I)	1,906	22,567
ManTech International Corp., Class A (I)	1,493	59,123
MAXIMUS, Inc.	1,138	70,078
MercadoLibre, Inc. (I)	1,725	124,511
Monster Worldwide, Inc. (I)(L)	7,808	101,192
Move, Inc. (I)	10,161	22,659
NCI, Inc. (I)	494	9,346
NeuStar, Inc., Class A (I)	4,884	121,416
NIC, Inc.	57,134	473,641
OpenTable, Inc. (I)	889	60,523

339

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Perficient, Inc. (I)	955	$8,729
Rackspace Hosting, Inc. (I)(L)	6,078	157,906
RealNetworks, Inc. (I)	5,748	18,738
RightNow Technologies, Inc. (I)	1,565	30,831
Sapient Corp.	6,995	83,730
SAVVIS, Inc. (I)	2,325	49,011
Sohu.com, Inc. (I)	1,971	113,569
SRA International, Inc., Class A (I)	2,857	56,340
Stamps.com, Inc. (I)	698	9,074
Syntel, Inc.	1,624	72,268
TeleTech Holdings, Inc. (I)	2,003	29,725
Terremark Worldwide, Inc. (I)	2,753	28,466
The Knot, Inc. (I)	1,879	17,155
TNS, Inc. (I)	1,104	18,713
Unisys Corp. (I)	2,756	76,892
United Online, Inc.	47,464	271,494
ValueClick, Inc. (I)(L)	57,641	753,944
VeriFone Holdings, Inc. (I)	5,532	171,879
VistaPrint NV (I)(L)	40,848	1,578,775
Vocus, Inc. (I)	1,200	22,176
WebMD Health Corp. (I)	3,489	173,996
Wright Express Corp. (I)	16,951	605,320
Zix Corp. (I)(L)	99,550	282,722

		15,553,312
Office Electronics - 0.06%
Zebra Technologies Corp., Class A (I)	3,762	126,554
Semiconductors & Semiconductor Equipment - 3.85%
Actel Corp. (I)	601	9,586
Advanced Analogic Technologies, Inc. (I)	1,740	6,107
Advanced Energy Industries, Inc. (I)	1,195	15,607
Amkor Technology, Inc. (I)(L)	7,183	47,192
Anadigics, Inc. (I)	4,250	25,883
Applied Micro Circuits Corp. (I)(L)	4,266	42,660
Atheros Communications, Inc. (I)	13,116	345,607
Atmel Corp. (I)	30,020	238,959
ATMI, Inc. (I)	1,334	19,823
Cabot Microelectronics Corp. (I)	1,540	49,557
Cavium Networks, Inc. (I)(L)	2,312	66,493
Cirrus Logic, Inc. (I)	4,158	74,179
Conexant Systems, Inc. (I)	5,291	8,677
Cymer, Inc. (I)	49,363	1,830,380
Cypress Semiconductor Corp. (I)	10,149	127,674
Diodes, Inc. (I)	2,286	39,068
Energy Conversion Devices, Inc. (I)	3,001	15,065
Entegris, Inc. (I)	5,537	25,858
Evergreen Solar, Inc. (I)(L)	6,478	4,755
Exar Corp. (I)	854	5,115
Fairchild Semiconductor International, Inc. (I)	18,585	174,699
FEI Company (I)	2,476	48,455
FormFactor, Inc. (I)	1,556	13,382
GT Solar International, Inc. (I)(L)	4,217	35,296
Hittite Microwave Corp. (I)	1,588	75,668
Integrated Device Technology, Inc. (I)	3,704	21,668
International Rectifier Corp. (I)	1,612	33,997
IXYS Corp. (I)	1,531	14,621
Kopin Corp. (I)	4,346	15,428
Kulicke & Soffa Industries, Inc. (I)	1,522	9,421
Lattice Semiconductor Corp. (I)	2,647	12,573
Mattson Technology, Inc. (I)	2,132	5,863
Micrel, Inc.	1,001	9,870
Microsemi Corp. (I)	42,769	733,488
MKS Instruments, Inc. (I)	3,101	55,756
Monolithic Power Systems, Inc. (I)	107,629	1,757,582
Netlogic Microsystems, Inc. (I)	3,672	101,274

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVE Corp. (I)	11,406	$490,800
O2Micro International, Ltd. (I)	34,427	210,349
Pericom Semiconductor Corp. (I)	1,652	14,356
PMC-Sierra, Inc. (I)	68,811	506,449
Power Integrations, Inc.	1,824	57,985
Rambus, Inc. (I)	3,731	77,754
Rubicon Technology, Inc. (I)(L)	1,155	26,207
Rudolph Technologies, Inc. (I)	1,255	10,429
Semtech Corp. (I)	2,628	53,059
Sigma Designs, Inc. (I)(L)	1,723	19,797
Silicon Image, Inc. (I)	24,705	118,090
Silicon Laboratories, Inc. (I)(L)	2,848	104,379
Standard Microsystems Corp. (I)	1,465	33,417
SunPower Corp., Class A (I)(L)	2,347	33,797
SunPower Corp., Class B (I)	1,781	24,685
Supertex, Inc. (I)	717	15,860
Teradyne, Inc. (I)	7,634	85,043
Tessera Technologies, Inc. (I)	3,272	60,532
Trident Microsystems, Inc. (I)	2,295	3,924
TriQuint Semiconductor, Inc. (I)	10,113	97,085
Ultratech, Inc. (I)	1,485	25,394
Varian Semiconductor Equipment
Associates, Inc. (I)	4,860	139,871
Veeco Instruments, Inc. (I)(L)	2,624	91,499
Verigy, Ltd. (I)	3,868	31,447
Volterra Semiconductor Corp. (I)(L)	1,751	37,682
Zoran Corp. (I)	42,842	327,313

		8,814,489
Software - 5.80%
ACI Worldwide, Inc. (I)	1,440	32,242
Advent Software, Inc. (I)(L)	1,092	56,991
ArcSight, Inc. (I)	1,660	72,310
Ariba, Inc. (I)	21,812	412,247
AsiaInfo Holdings, Inc. (I)(L)	3,383	66,747
Blackbaud, Inc.	2,922	70,245
Blackboard, Inc. (I)(L)	51,403	1,852,564
Bottomline Technologies, Inc. (I)	975	14,976
Cadence Design Systems, Inc. (I)	11,448	87,348
China TransInfo Technology Corp. (I)	226	1,440
Clicksoftware Technologies, Ltd. (I)	78,975	517,286
CommVault Systems, Inc. (I)	2,672	69,552
Compuware Corp. (I)	93,492	797,487
Concur Technologies, Inc. (I)(L)	2,762	136,553
Deltek, Inc. (I)	1,101	8,819
DemandTec, Inc. (I)	1,952	18,368
Ebix, Inc. (I)(L)	2,283	53,536
EPIQ Systems, Inc.	2,029	24,876
FalconStor Software, Inc. (I)	2,208	6,756
Fortinet, Inc. (I)	2,417	60,425
Informatica Corp. (I)(L)	5,984	229,845
Interactive Intelligence, Inc. (I)	30,075	529,320
Jack Henry & Associates, Inc.	5,282	134,691
JDA Software Group, Inc. (I)	17,643	447,426
Kenexa Corp. (I)	1,251	21,918
Manhattan Associates, Inc. (I)	19,803	581,218
MICROS Systems, Inc. (I)	5,233	221,513
MicroStrategy, Inc., Class A (I)	592	51,273
Monotype Imaging Holdings, Inc. (I)	1,477	13,515
Net 1 UEPS Technologies, Inc. (I)	25,021	289,243
Netscout Systems, Inc. (I)	1,908	39,133
NetSuite, Inc. (I)(L)	1,238	29,180
NICE Systems, Ltd., SADR (I)	22,943	717,886
Opnet Technologies, Inc.	576	10,454
Parametric Technology Corp. (I)	25,824	504,601

340

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Pegasystems, Inc. (L)	1,087	$33,751
Progress Software Corp. (I)	12,834	424,805
PROS Holdings, Inc. (I)	1,266	11,748
Quest Software, Inc. (I)	30,381	747,069
Radiant Systems, Inc. (I)	26,760	457,596
Renaissance Learning, Inc.	334	3,403
Rosetta Stone, Inc. (I)	258	5,480
S1 Corp. (I)	3,374	17,579
Smith Micro Software, Inc. (I)	56,639	562,992
SolarWinds, Inc. (I)	1,993	34,399
Solera Holdings, Inc.	17,352	766,264
Sourcefire, Inc. (I)	1,701	49,057
SuccessFactors, Inc. (I)	3,069	77,063
Synchronoss Technologies, Inc. (I)	1,326	23,616
Take-Two Interactive Software, Inc. (I)	1,928	19,550
Taleo Corp. (I)	2,332	67,605
TeleCommunication Systems, Inc. (I)	3,046	11,910
TIBCO Software, Inc. (I)	48,306	856,948
TiVo, Inc. (I)	7,524	68,167
Tyler Technologies, Inc. (I)	15,569	313,871
Ultimate Software Group, Inc. (I)(L)	11,803	456,068
VASCO Data Security International, Inc. (I)	1,967	12,786
Websense, Inc. (I)	2,815	49,938

		13,253,649

		51,837,232
Materials - 2.91%
Chemicals - 0.87%
Balchem Corp.	1,835	56,628
Cabot Corp.	18,726	609,906
Calgon Carbon Corp. (I)(L)	3,660	53,070
China Agritech, Inc. (I)(L)	553	6,393
China Green Agriculture, Inc. (I)(L)	962	8,446
Georgia Gulf Corp. (I)	2,197	35,899
Hawkins, Inc.	201	7,119
Intrepid Potash, Inc. (I)(L)	2,936	76,542
Kraton Performance Polymers Inc. (I)	403	10,941
Landec Corp. (I)	1,642	10,197
LSB Industries, Inc. (I)	1,107	20,557
NewMarket Corp.	833	94,695
PolyOne Corp. (I)	3,928	47,490
Solutia, Inc. (I)	42,952	688,091
Spartech Corp. (I)	2,015	16,543
Stepan Company	522	30,855
STR Holdings, Inc. (I)(L)	1,617	34,830
W.R. Grace & Company (I)	4,736	132,324
Yongye International, Inc. (I)(L)	1,168	8,246
Zep, Inc.	1,417	24,712
Zoltek Companies, Inc. (I)(L)	1,906	18,526

		1,992,010
Construction Materials - 0.02%
Eagle Materials, Inc.	951	22,539
Headwaters, Inc. (I)	2,577	9,277
United States Lime & Minerals, Inc. (I)	145	5,606

		37,422
Containers & Packaging - 0.79%
AptarGroup, Inc.	11,124	508,033
Boise, Inc. (I)	2,519	16,348
Graphic Packaging Holding Company (I)	2,813	9,395
Rock-Tenn Company, Class A	13,554	675,125
Silgan Holdings, Inc.	19,224	609,401

		1,818,302

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 0.93%
AK Steel Holding Corp.	19,863	$274,308
Allied Nevada Gold Corp. (I)	5,125	135,813
AMCOL International Corp. (L)	1,412	36,980
Brush Engineered Materials, Inc. (I)	1,345	38,252
General Moly, Inc. (I)(L)	4,039	14,783
Globe Specialty Metals, Inc.	4,116	57,789
Gulf Resources, Inc. (I)	1,360	10,458
Haynes International, Inc.	514	17,949
Hecla Mining Company (I)(L)	7,884	49,827
Horsehead Holding Corp. (I)	2,823	27,863
Royal Gold, Inc.	1,634	81,439
RTI International Metals, Inc. (I)	1,960	60,015
Schnitzer Steel Industries, Inc.	1,480	71,454
Stillwater Mining Company (I)(L)	43,696	735,841
Thompson Creek Metals Company, Inc. (I)	47,978	517,203

		2,129,974
Paper & Forest Products - 0.30%
Buckeye Technologies, Inc.	40,950	602,375
Deltic Timber Corp.	477	21,370
KapStone Paper and Packaging Corp. (I)	2,241	27,206
Schweitzer-Mauduit International, Inc.	598	34,869

		685,820

		6,663,528
Telecommunication Services - 3.14%
Diversified Telecommunication Services - 1.17%
AboveNet, Inc. (I)	982	51,152
Alaska Communications Systems Group, Inc.	2,912	29,557
Atlantic Tele-Network, Inc.	6,645	327,200
Cbeyond, Inc. (I)(L)	1,592	20,425
Cogent Communications Group, Inc. (I)(L)	200,223	1,896,112
Finisar Corp. (I)	3,062	57,535
General Communication, Inc., Class A (I)	2,030	20,239
Global Crossing, Ltd. (I)	2,166	27,855
Neutral Tandem, Inc. (I)(L)	2,045	24,438
PAETEC Holding Corp. (I)	4,299	17,669
Premiere Global Services, Inc. (I)	2,405	17,027
TW Telecom, Inc. (I)	9,391	174,391
Vonage Holdings Corp. (I)(L)	7,558	19,273

		2,682,873
Wireless Telecommunication Services - 1.97%
ICO Global Communications
Holdings, Ltd. (I)	10,418	17,086
Leap Wireless International, Inc. (I)	4,077	50,351
NII Holdings, Inc. (I)	96,400	3,962,040
Shenandoah Telecommunications Company	1,473	26,764
Syniverse Holdings, Inc. (I)	18,653	422,864
USA Mobility, Inc.	1,443	23,131

		4,502,236

		7,185,109
Utilities - 0.30%
Electric Utilities - 0.09%
ITC Holdings Corp.	3,267	203,371
Gas Utilities - 0.00%
China Natural Gas, Inc. (I)(L)	463	2,741
Independent Power Producers & Energy Traders - 0.02%
Dynegy, Inc. (I)	2,347	11,430
Ormat Technologies, Inc.	1,332	38,854

		50,284

341

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Smaller Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 0.19%
Avista Corp.	20,050	$418,644

		675,040

TOTAL COMMON STOCKS (Cost $192,507,992)		$218,313,054

SHORT-TERM INVESTMENTS - 22.86%
Repurchase Agreement - 2.36%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $5,390,002 on 10/01/2010,
collateralized by $5,135,000 U.S. Treasury
Notes, 2.500% due 04/30/2015 (valued at
$5,498,045, including interest)	$5,390,000	5,390,000
Short-Term Securities* - 2.80%
Federal Home Loan Bank Discount Note,
0.050%, 10/13/2010	1,905,000	1,904,968
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	4,501,845	4,501,845

		6,406,813
Securities Lending Collateral - 17.70%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	4,043,334	40,468,925

TOTAL SHORT-TERM INVESTMENTS (Cost $52,268,479)		$52,265,738

Total Investments (Smaller Company Growth Trust)
(Cost $244,776,471) - 118.33%		$270,578,792
Other assets and liabilities, net - (18.33%)		(41,919,794)

TOTAL NET ASSETS - 100.00%		$228,658,998

Strategic Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 32.91%
Treasury Inflation Protected Securities (D) - 6.61%
2.375%, 01/15/2025	$10,270,342	$11,783,615
3.875%, 04/15/2029	1,684,211	2,336,317

		14,119,932
U.S. Treasury Bonds - 1.35%
3.875%, 08/15/2040	2,100,000	2,170,547
4.375%, 05/15/2040	630,000	707,370

		2,877,917
U.S. Treasury Notes - 4.79%
1.250%, 08/31/2015	920,000	920,000
2.625%, 08/15/2020	6,783,000	6,845,532
3.500%, 05/15/2020	2,260,000	2,453,343

		10,218,875
U.S. Treasury Strips - 4.56%
zero coupon 02/15/2025 to 11/15/2027	16,350,000	9,728,000
Federal Home Loan Mortgage Corp. - 0.89%
4.500%, TBA	100,000	103,985
5.000%, TBA	100,000	105,070
5.500%, TBA	1,600,000	1,696,855

		1,905,910

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal National Mortgage Association - 10.74%
zero coupon 10/09/2019		$1,620,000	$1,069,757
2.358%, 11/01/2035		119,828	122,129
4.500%, TBA		2,500,000	2,604,105
5.000%, TBA		2,100,000	2,211,069
5.500%, TBA		5,500,000	5,846,045
5.500%, 04/01/2036		2,563,546	2,694,596
5.625%, 07/15/2037		830,000	1,026,941
6.000%, TBA		4,600,000	4,942,761
6.000%, 04/18/2036		970,000	1,113,656
6.625%, 11/15/2030		880,000	1,210,660
7.500%, 07/01/2030 to 02/01/2031		13,052	14,888
8.000%, 08/01/2027		56,209	64,112

			22,920,719
Government National Mortgage Association - 3.60%
4.500%, TBA		300,000	316,125
4.500%, 03/15/2040		92,055	97,014
5.000%, TBA		800,000	853,203
5.500%, TBA		500,000	537,070
6.000%, TBA		5,400,000	5,859,731
7.500%, 04/15/2022 to 10/15/2027		11,315	12,933

			7,676,076
Tennessee Valley Authority - 0.37%
5.250%, 09/15/2039		680,000	789,106

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $66,063,879)			$70,236,535

FOREIGN GOVERNMENT
OBLIGATIONS - 3.74%
Brazil - 1.83%
Brazil Notas do Tesouro Nacional, Series F
10.000%, 01/01/2012	BRL	5,394,000	3,209,634
Federative Republic of Brazil
10.000%, 01/01/2014 to 01/01/2017		1,217,000	686,935

			3,896,569
Indonesia - 0.76%
Republic of Indonesia
11.000%, 09/15/2025	IDR	11,641,000,000	1,625,714
Russia - 0.31%
Government of Russia
7.500%, 03/31/2030		$547,440	653,753
Turkey - 0.84%
Republic of Turkey
6.875%, 03/17/2036		1,551,000	1,803,038

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $7,110,402)			$7,979,074

CORPORATE BONDS - 34.55%
Consumer Discretionary - 1.67%
American Greetings Corp.
7.375%, 06/01/2016		30,000	30,525
Comcast Corp.
5.700%, 05/15/2018		1,000,000	1,144,478
El Pollo Loco, Inc.
11.750%, 11/15/2013		515,000	370,800
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (H)		345,000	141,450
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014		225,000	131,625
11.500%, 11/01/2017 (S)		100,000	89,500

342

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (H)(I)	$1,510,000	$0
Time Warner Cable, Inc.
8.750%, 02/14/2019	1,250,000	1,650,534

		3,558,912
Consumer Staples - 3.66%
Anheuser-Busch InBev Worldwide, Inc.
5.000%, 04/15/2020 (S)	870,000	958,639
Ceridian Corp., PIK
12.250%, 11/15/2015 (P)	170,400	161,454
CVS Caremark Corp.
6.600%, 03/15/2019	470,000	570,348
CVS Pass-Through Trust
6.036%, 12/10/2028	771,636	816,522
9.350%, 01/10/2023 (S)	3,300,000	3,479,388
Dr Pepper Snapple Group, Inc.
6.820%, 05/01/2018	760,000	940,306
Kraft Foods, Inc.
5.375%, 02/10/2020	520,000	580,865
The Kroger Company
6.150%, 01/15/2020	60,000	71,295
6.400%, 08/15/2017	40,000	47,820
Wal-Mart Stores, Inc.
5.800%, 02/15/2018	150,000	180,449

		7,807,086
Energy - 6.46%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	400,000	486,425
Baker Hughes, Inc.
7.500%, 11/15/2018	680,000	867,830
Belden & Blake Corp.
8.750%, 07/15/2012	1,070,000	1,048,600
Conoco, Inc.
6.950%, 04/15/2029	540,000	693,905
Corral Petroleum Holdings AB, PIK
2.000%, 09/18/2011 (P)(S)	163,758	151,067
El Paso Natural Gas Company
8.375%, 06/15/2032	620,000	750,796
Energy Future Holdings Corp., PIK
11.250%, 11/01/2017	115,060	54,941
Energy Future Intermediate Holding
Company LLC
10.000%, 12/01/2020	274,000	271,887
Energy Transfer Partners LP
9.000%, 04/15/2019	320,000	410,035
Enterprise Products Operating LLC
5.250%, 01/31/2020	580,000	627,927
Hess Corp.
8.125%, 02/15/2019	670,000	880,929
Kerr-McGee Corp.
6.950%, 07/01/2024	500,000	545,435
Kinder Morgan Energy Partners LP
5.000%, 12/15/2013	175,000	191,053
5.950%, 02/15/2018	620,000	700,212
7.125%, 03/15/2012	25,000	26,841
Occidental Petroleum Corp.
7.000%, 11/01/2013	550,000	647,046
Pemex Project Funding Master Trust
6.625%, 06/15/2035	1,851,000	2,021,577
Petrobras International Finance Company
5.750%, 01/20/2020	296,000	327,638

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Petroplus Finance, Ltd.
6.750%, 05/01/2014 (S)	$175,000	$160,125
7.000%, 05/01/2017 (S)	190,000	165,300
SemGroup LP, Escrow Certificates
8.750%, 11/15/2049 (H)(I)	250,000	0
Shell International Finance BV
4.375%, 03/25/2020	750,000	825,443
The Williams Companies, Inc.
7.875%, 09/01/2021	330,000	400,626
8.750%, 03/15/2032	118,000	147,835
Williams Partners LP
5.250%, 03/15/2020	290,000	315,204
XTO Energy, Inc.
5.500%, 06/15/2018	890,000	1,066,152

		13,784,829
Financials - 15.68%
American Express Company
8.125%, 05/20/2019	510,000	658,617
American General Finance Corp.
6.900%, 12/15/2017	310,000	258,850
American International Group, Inc.
5.850%, 01/16/2018	170,000	175,950
Ashton Woods USA LLC (Zero Coupon
steps up to 11.000% on 06/30/2012)
06/30/2015 (S)	67,600	33,800
Bank of America Corp.
5.420%, 03/15/2017	1,200,000	1,229,282
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.850%, 01/22/2015 (S)	810,000	873,127
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	200,000	212,191
Citigroup, Inc.
5.875%, 05/29/2037	600,000	597,145
6.010%, 01/15/2015	970,000	1,066,700
6.125%, 08/25/2036	70,000	68,179
6.875%, 03/05/2038	800,000	893,541
Corporacion Andina de Fomento
6.875%, 03/15/2012	1,257,000	1,356,415
Countrywide Financial Corp.
6.250%, 05/15/2016	400,000	430,718
Credit Suisse USA, Inc.
5.500%, 08/16/2011	310,000	322,926
Dexia Credit Local
2.375%, 09/23/2011 (S)	660,000	667,697
Emeralds 2006-1-O
0.552%, 08/04/2020 (H)(P)(S)	104,967	94,470
General Electric Capital Corp.
6.000%, 08/07/2019	2,080,000	2,340,385
Glitnir Banki HF
6.330%, 07/28/2011 (H)(P)(S)	720,000	219,600
6.375%, 09/25/2012 (H)(P)(S)	870,000	265,350
6.693%, 06/15/2016 (H)(P)(S)	1,220,000	1,525
Glitnir Banki HF (7.451% to 09/14/2016,
then 3 month LIBOR + 3.117%)
(H)(Q)(S)	100,000	125
HSBC Finance Capital Trust IX (5.911% to
11/302015, then 3 month LIBOR
+ 1.926%)
11/30/2035	1,600,000	1,494,000
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.280%)
04/30/2022	308,000	310,695
International Lease Finance Corp.
5.875%, 05/01/2013	1,545,000	1,545,000

343

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Company
6.625%, 03/15/2012	$605,000	$650,772
Kaupthing Bank HF
7.125%, 05/19/2016 (H)(P)(S)	440,000	4
7.625%, 02/28/2015 (H)(S)	2,410,000	644,675
Lehman Brothers Holdings, Inc.
4.500%, 07/26/2010 (H)(P)	1,380,000	305,325
5.625%, 01/24/2013 (H)(P)	260,000	59,800
6.200%, 09/26/2014 (H)(P)	440,000	97,350
6.750%, 12/28/2017 (H)(P)	2,170,000	217
Lloyds TSB Bank PLC
4.375%, 01/12/2015 (S)	870,000	891,225
5.800%, 01/13/2020 (S)	700,000	733,201
Merrill Lynch & Company, Inc.
5.700%, 05/02/2017	1,140,000	1,179,296
Morgan Stanley
4.750%, 04/01/2014	1,270,000	1,326,774
Nordea Bank AB
4.875%, 01/27/2020 (S)	300,000	325,346
Resona Preferred Global Securities, Ltd.
(7.191% to 07/30/2015, then 12 month
LIBOR + 3.760%)
(Q)(S)	600,000	588,293
RSHB Capital SA for OJSC Russian
Agricultural Bank
7.125%, 01/14/2014	390,000	419,250
Santander US Debt SA
3.724%, 01/20/2015 (S)	800,000	811,838
Shinsei Finance Cayman, Ltd. (6.418% to
07/20/2016, then 12 month LIBOR
+ 2.220%)
(Q)(S)	870,000	570,765
SLM Corp.
8.000%, 03/25/2020	1,330,000	1,319,626
Smurfit Kappa Treasury Funding, Ltd.
7.500%, 11/20/2025	300,000	268,500
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	510,000	627,595
The Bear Stearns Companies LLC
7.250%, 02/01/2018	960,000	1,169,410
The Goldman Sachs Group, Inc.
4.750%, 07/15/2013	70,000	75,163
5.250%, 10/15/2013	200,000	217,383
5.375%, 03/15/2020	130,000	137,022
5.450%, 11/01/2012	230,000	248,015
7.500%, 02/15/2019	740,000	880,419
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	200,000	210,473
6.400%, 10/21/2019	140,000	152,322
TNK-BP Finance SA
7.500%, 07/18/2016 (S)	100,000	111,000
UBS AG
3.875%, 01/15/2015	560,000	584,716
Wachovia Corp.
5.250%, 08/01/2014	1,640,000	1,783,252
Wells Fargo Company
5.300%, 08/26/2011	1,050,000	1,095,546
WPP Finance UK
8.000%, 09/15/2014	740,000	882,737

		33,483,598
Health Care - 0.49%
HCA, Inc.
7.500%, 11/15/2095	60,000	47,400

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
Humana, Inc.
6.300%, 08/01/2018	$630,000	$688,623
Medtronic, Inc.
4.450%, 03/15/2020	280,000	306,655
U.S. Oncology Holdings, Inc., PIK
6.737%, 03/15/2012 (P)	17	16

		1,042,694
Industrials - 0.31%
Radnor Holdings, Inc.
11.000%, 03/15/2010 (H)	175,000	0
Tyco International Finance SA
6.000%, 11/15/2013	90,000	102,014
6.750%, 02/15/2011	550,000	562,451

		664,465
Materials - 1.75%
Appleton Papers, Inc.
11.250%, 12/15/2015 (S)	318,000	235,320
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	1,050,000	1,172,063
Rio Tinto Finance USA, Ltd.
9.000%, 05/01/2019	1,060,000	1,479,019
Teck Resources, Ltd.
9.750%, 05/15/2014	15,000	18,498
10.250%, 05/15/2016	138,000	167,670
Vale Overseas, Ltd.
6.875%, 11/21/2036	265,000	302,673
8.250%, 01/17/2034	56,000	71,272
Vedanta Resources PLC
8.750%, 01/15/2014 (S)	265,000	284,875

		3,731,390
Telecommunication Services - 2.92%
America Movil SAB de CV
5.000%, 03/30/2020	375,000	404,390
AT&T, Inc.
6.550%, 02/15/2039	490,000	569,699
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	390,000	430,950
Deutsche Telekom International
Finance BV
5.750%, 03/23/2016	580,000	669,341
Qwest Corp.
3.542%, 06/15/2013 (P)	30,000	31,350
Royal KPN NV
8.000%, 10/01/2010	920,000	920,000
Telecom Italia Capital SA
5.250%, 10/01/2015	620,000	669,271
Telefonica Emisiones SAU
5.134%, 04/27/2020	570,000	620,026
True Move Company, Ltd.
10.750%, 12/16/2013 (S)	490,000	520,625
UPC Holding BV
9.875%, 04/15/2018 (S)	190,000	202,350
Verizon Wireless Capital LLC
8.500%, 11/15/2018	730,000	993,866
Vimpel Communications Via VIP Finance
Ireland, Ltd. OJSC
8.375%, 04/30/2013 (S)	180,000	194,175

		6,226,043
Utilities - 1.61%
Exelon Corp.
5.625%, 06/15/2035	445,000	450,016

344

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp.
6.450%, 11/15/2011	$37,000	$38,771
7.375%, 11/15/2031	935,000	1,015,696
Pacific Gas & Electric Company
6.050%, 03/01/2034	390,000	442,009
TXU Corp., Series R
6.550%, 11/15/2034	3,955,000	1,502,900

		3,449,392

TOTAL CORPORATE BONDS (Cost $81,614,322)		$73,748,409

MUNICIPAL BONDS - 1.17%
California - 0.33%
State of California
7.300%, 10/01/2039	670,000	710,408
Georgia - 0.24%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	310,000	332,667
6.655%, 04/01/2057	170,000	178,595

		511,262
Texas - 0.40%
North Texas Higher Education Authority
1.190%, 07/01/2030 (P)	850,000	849,312
Delaware - 0.20%
Northstar Education Finance, Inc.
1.756%, 01/29/2046	500,000	421,876

TOTAL MUNICIPAL BONDS (Cost $2,415,589)		$2,492,858

TERM LOANS (M) - 4.10%
Health Care - 1.26%
Community Health Systems, Inc.
2.787%, 07/02/2014	2,835,549	2,688,795
Industrials - 1.54%
ARAMARK Corp.
2.165%, 01/31/2014	481,299	456,332
7.578%, 07/26/2016	926,794	905,444
Hertz Corp.
2.000%, 12/21/2012	1,958,114	1,920,855

		3,282,631
Information Technology - 1.30%
First Data Corp.
3.040%, 10/15/2014	1,737,788	1,528,819
Freescale Semiconductor, Inc.
4.527%, 12/01/2016	1,361,565	1,242,806

		2,771,625

TOTAL TERM LOANS (Cost $8,900,500)		$8,743,051

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.99%
Commercial & Residential - 12.97%
Banc of America Commercial Mortgage,
Inc., Series 2006-1, Class A4
5.372%, 09/10/2045 (P)	600,000	651,866
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
2.992%, 04/25/2035 (P)	162,539	125,608
Bear Stearns Alt-A Trust,
Series 2004-11, Class 2A2
3.282%, 11/25/2034 (P)	680,069	499,438

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Commercial Mortgage Pass-Through
Certificates, Series 2001-J2A, Class A1
5.447%, 07/16/2034 (S)	$357,342	$361,746
Countrywide Home Loan Mortgage Pass
Through Trust,
Series 2004-25, Class 2A1
0.596%, 02/25/2035 (P)	166,232	114,437
Countrywide Home Loans
Series 2005-9, Class 2A1,
0.476%, 05/25/2035 (P)	136,692	77,517
Series 2006-HYB3, Class 2A1A,
5.518%, 05/20/2036 (P)	193,143	147,019
Credit Suisse Mortgage Capital
Certificates, Series 2007-C4, Class A3
5.998%, 09/15/2039 (P)	650,000	676,810
First Boston Mortgage Securities Corp.,
Series D, Class I-O, IO
10.965%, 05/25/2017	10,414	1,789
First Union National Bank Commercial
Mortgage, Series 2000-C1, IO
1.060%, 05/17/2032	5,334,011	142,648
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
3.406%, 09/19/2035 (P)	60,355	54,438
Greenpoint Mortgage Funding Trust
Series 2006-AR5, Class A1A,
0.336%, 10/25/2046 (P)	288,812	264,036
Series 2005-AR4, Class 1A1,
0.516%, 10/25/2045 (P)	211,182	129,053
Impac Secured Assets Corp.,
Series 2005-2, Class A1
0.576%, 03/25/2036 (P)	996,388	532,882
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2006-LDP8, Class A4
5.399%, 05/15/2045	660,000	710,850
JPMorgan Mortgage Trust
Series 2005-A6, Class 7A1,
3.106%, 08/25/2035 (P)	335,369	289,728
Series 2004-A3, Class 3A3,
4.915%, 07/25/2034 (P)	1,400,000	1,396,661
Lehman XS Trust,
Series 2007-9, Class 1A1
0.376%, 06/25/2037 (P)	808,405	471,267
Master Seasoned Securities Trust,
Series 2005-2, Class 4A1
4.609%, 10/25/2032 (P)	522,836	455,602
MASTR Asset Securitization Trust,
Series 2003-6, Class 1A1
5.500%, 07/25/2033	863,126	866,538
Merit Securities Corp.,
Series 11PA, Class B2
1.756%, 09/28/2032 (P)(S)	360,405	312,296
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-A1, Class 1A1
4.936%, 03/25/2036 (P)	587,784	369,307
Morgan Stanley Mortgage Loan Trust
Series 2004-11AR, Class 1A1,
0.576%, 01/25/2035 (P)	1,146,363	839,703
Series 2004-8AR, Class 4A1,
2.793%, 10/25/2034 (P)	515,918	432,628
Novastar Mortgage-Backed Notes,
Series 2006-MTA1, Class 2A1A
0.446%, 09/25/2046 (P)	2,105,199	1,385,695

345

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Prime Mortgage Trust,
Series 2006-DR1, Class 2A2
6.000%, 05/25/2035 (S)	$3,025,658	$2,592,499
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.000%, 08/25/2019	554,444	550,149
Structured Asset Mortgage Investments,
Inc., Series 2005-AR4, Class A1
0.566%, 12/25/2035 (P)	596,960	349,391
WaMu Mortgage Pass-Through Certificates
Series 2005-AR13, Class A1A1,
0.546%, 10/25/2045 (P)	808,964	655,991
Series 2005-AR17, Class A1A2,
0.546%, 12/25/2045 (P)	306,378	229,674
Series 2005-AR11, Class A1B3,
0.656%, 08/25/2045 (P)	314,758	205,153
Series 2006-AR8, Class 1A3,
5.747%, 08/25/2046 (P)	16,200,000	11,795,171

		27,687,590
U.S. Government Agency - 0.02%
Federal National Mortgage Association
Series 1989-2, Class 2D,
8.800%, 01/25/2019	36,209	41,546
Series 1989-17, Class 17E,
10.400%, 04/25/2019	5,669	6,071

		47,617

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $27,988,677)		$27,735,207

ASSET BACKED SECURITIES - 1.24%
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
2.056%, 08/25/2032 (P)	90,019	37,297
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
3.107%, 04/15/2033 (P)	78,240	58,060
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
1.506%, 06/25/2034 (P)	308,908	76,935
EFSV, Series 2010-1, Class A2
1.389%, 10/25/2035 (P)(S)	450,000	442,531
GSAMP Trust, Series 2006-S4, Class A1
0.346%, 05/25/2036 (P)	707,443	42,682
Nelnet Education Loan Funding, Inc.,
Series 2004-2A, Class A5B
1.090%, 02/25/2039 (P)	800,000	726,000
RAAC Series, Series 2006-RP2, Class A
0.506%, 02/25/2037 (P)(S)	1,428,975	929,023
SACO I Trust, Inc., Series 2006-6, Class A
0.386%, 06/25/2036 (P)	1,239,786	278,569
Sail Net Interest Margin Notes,
Series 2004-2A, Class A
- 03/27/2034 (H)(I)(S)	46,524	0
Structured Asset Securities Corp.,
Series 2006-ARS1, Class A1
0.366%, 02/25/2036 (H)(P)(S)	1,486,047	57,865

TOTAL ASSET BACKED SECURITIES (Cost $6,537,109)		$2,648,962

COMMON STOCKS - 0.48%
Materials - 0.15%
Georgia Gulf Corp. (I)(L)	$19,336	315,950

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Consumer Discretionary - 0.29%
Charter Communications, Inc., Class A (I)	$18,927	$615,128
SuperMedia, Inc. (I)(L)	1,191	12,589

		627,717
Industrials - 0.03%
Nortek, Inc. (I)	1,669	66,760
Energy - 0.01%
SemGroup LP, Class A (I)	646	15,020

TOTAL COMMON STOCKS (Cost $2,442,607)		$1,025,447

PREFERRED STOCKS - 0.54%
Financials - 0.54%
Citigroup Capital XII (8.500% to
3-30-2040, then 3 month LIBOR
+ 5.870%)	$29,150	770,143
Citigroup, Inc.	2,252	266,885
Federal Home Loan Mortgage Corp.,
5.570%, Series V (I)	178,375	62,431
Federal Home Loan Mortgage
Corp., Series Z, (I)	83,825	36,045
Federal National Mortgage Association,
Series S (8.250% to 12-13-10, then
higher of 3 month LIBOR + 4.230%
or 7.750%) (I)	57,200	24,882

		1,160,386

TOTAL PREFERRED STOCKS (Cost $7,635,078)		$1,160,386

WARRANTS - 0.01%
Buffets Restaurants Holdings, Inc.
(Expiration Date: 04/28/2014, Strike
Price: $12.00) (I)	253	0
Charter Communications, Inc., Class A
(Expiration Date: 11/30/2014; Strike
Price: $51.28) (I)	5,241	52
Nortek, Inc. (Expiration Date: 12/17/2014;
Strike Price: $52.80) (I)	1,503	15,030
SemGroup LP, Class A (Expiration Date:
11/30/2014; Strike Price $25.00) (I)	680	3,570

TOTAL WARRANTS (Cost $34,892)		$18,652

SHORT-TERM INVESTMENTS - 15.98%
Repurchase Agreement - 15.83%
Goldman Sachs Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.210%
to be repurchased at $7,825,046 on
10/01/2010, collateralized by
$7,845,000 Federal Home Loan
Mortgage Corp., 1.250% due 05/03/2012
(valued at 7,982,288, including interest).	$7,825,000	7,825,000
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.200%
to be repurchased at $8,450,047 on
10/01/2010, collateralized by
$7,809,000 U.S. Treasury Bonds, 3.625%
due 08/15/2019 (valued at $8,618,996,
including interest).	8,450,000	8,450,000

346

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
Morgan Stanley Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.170%
to be repurchased at $8,450,040 on
10/01/2010, collateralized by
$8,685,000 Federal National Mortgage
Association, 2.900% due 08/09/2017
(valued at $8,619,000,
including interest).		$8,450,000	$8,450,000
Deutsche Bank Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.230%
to be repurchased at $9,075,058 on
10/01/2010 collateralized by
$9,226,000 Federal National Mortgage
Association, 1.500% due 07/26/2013
(valued at $9,256,501,
including interest).		9,075,000	9,075,000

			33,800,000
Securities Lending Collateral - 0.15%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)		31,787	318,146

TOTAL SHORT-TERM INVESTMENTS (Cost $34,118,161)			$34,118,146

Total Investments (Strategic Bond Trust)
(Cost $244,861,216) - 107.71%			$229,906,727
Other assets and liabilities, net - (7.71%)			(16,450,555)

TOTAL NET ASSETS - 100.00%			$213,456,172

Strategic Income Opportunities Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS - 23.15%
Argentina - 0.51%
Republic of Argentina
7.000%, 10/03/2015		$735,000	653,415
8.750%, 06/02/2017		1,040,000	1,006,720

			1,660,135
Australia - 1.37%
New South Wales Treasury
Corp., Series 12
6.000%, 05/01/2012	AUD	4,574,000	4,484,143
Brazil - 4.20%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	20,880,000	13,778,085
Canada - 1.30%
Government of Canada
4.000%, 06/01/2016	CAD	150,000	160,263
Province of Ontario
6.250%, 06/16/2015	NZD	5,277,000	4,094,878

			4,255,141
Chile - 0.05%
Republic of Chile
3.875%, 08/05/2020		$160,000	166,062
Colombia - 0.04%
Republic of Colombia
10.000%, 01/23/2012		110,000	121,990

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Germany - 1.20%
Federal Republic of Germany
4.250%, 07/04/2018	EUR	678,000	1,068,195
Federal Republic of Germany, Series 152
3.500%, 04/12/2013		1,974,000	2,867,159

			3,935,354
Indonesia - 1.60%
Republic of Indonesia
9.500%, 06/15/2015	IDR	20,220,000,000	2,467,105
10.000%, 07/15/2017		10,880,000,000	1,384,155
12.500%, 03/15/2013		7,635,000,000	964,753
14.250%, 06/15/2013		3,250,000,000	429,259

			5,245,272
Malaysia - 0.40%
Government of Malaysia
3.835%, 08/12/2015	MYR	3,950,000	1,312,694
New Zealand - 0.54%
Government of New Zealand, Series 1217
6.000%, 12/15/2017	NZD	2,240,000	1,767,505
Norway - 2.11%
Government of Norway
4.500%, 05/22/2019	NOK	18,402,000	3,453,086
5.000%, 05/15/2015		18,498,000	3,469,332

			6,922,418
Philippines - 1.78%
Republic of the Philippines
4.950%, 01/15/2021	PHP	33,000,000	769,913
7.000%, 01/27/2016		180,000,000	4,370,606
7.750%, 02/18/2020		27,000,000	683,936

			5,824,455
Singapore - 1.74%
Republic of Singapore
1.375%, 10/01/2014	SGD	6,500,000	5,045,327
3.250%, 09/01/2020		780,000	658,263

			5,703,590
South Korea - 2.62%
Korea Development Bank
2.440%, 05/25/2012		500,000	385,544
Republic of Korea, Series 1212
4.250%, 12/10/2012	KRW	8,330,000,000	7,454,067
Republic of Korea, Series 1809
5.750%, 09/10/2018		790,000,000	771,247

			8,610,858
Sweden - 2.55%
Kingdom of Sweden
3.750%, 08/12/2017	SEK	23,900,000	3,865,287
Kingdom of Sweden, Series 1047
5.000%, 12/01/2020		16,200,000	2,920,415
Swedish Export Credit Company
7.625%, 06/30/2014	NZD	1,975,000	1,587,551

			8,373,253
Ukraine - 0.17%
Government of Ukraine
6.580%, 11/21/2016 (S)		$245,000	238,772
7.750%, 09/23/2020 (S)		330,000	331,238

			570,010

347

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom - 0.97%
Government of United Kingdom
3.750%, 09/07/2020	GBP	1,913,000	3,181,562

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $69,248,210)			$75,912,527

CORPORATE BONDS - 53.83%
Consumer Discretionary - 13.35%
Allison Transmission, Inc.
11.000%, 11/01/2015 (S)		1,000,000	1,085,000
Allison Transmission, Inc., PIK
11.250%, 11/01/2015 (S)		1,000,600	1,085,651
AMC Entertainment, Inc.
8.000%, 03/01/2014		1,040,000	1,049,100
8.750%, 06/01/2019		1,195,000	1,259,231
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		1,100,000	1,149,500
Canadian Satellite Radio Holdings, Inc.
1.500%, 02/14/2016		194,314	134,171
Clear Channel Communications, Inc.
10.750%, 08/01/2016		3,010,000	2,347,800
Clear Channel Communications, Inc., PIK
11.000%, 08/01/2016		2,421,255	1,846,207
Diversey, Inc.
8.250%, 11/15/2019		535,000	572,450
Exide Technologies, Series B
10.500%, 03/15/2013		1,520,000	1,554,200
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		1,450,000	218
Hillman Group, Inc.
10.875%, 06/01/2018 (S)		130,000	137,150
HRP Myrtle Beach Operations LLC
- 04/01/2012 (H)(S)		1,855,000	0
Hyundai Capital America
3.750%, 04/06/2016 (S)		315,000	313,825
Jacobs Entertainment, Inc.
9.750%, 06/15/2014		2,755,000	2,520,825
Landry’s Holdings, Inc.
11.500%, 06/01/2014 (S)		780,000	725,400
Landry’s Restaurants, Inc.
11.625%, 12/01/2015		960,000	1,012,800
Lear Corp., Series B, Escrow Certificates
8.750%, 12/01/2016 (H)(I)		1,415,000	17,688
Little Traverse Bay Bands of
Odawa Indians
10.250%, 02/15/2014 (H)(S)		1,585,000	530,975
Majestic Star Casino LLC
9.500%, 10/15/2010 (H)		1,515,000	909,000
Marquee Holdings, Inc.
12.000%, 08/15/2014		1,570,000	1,287,400
Mashantucket Western Pequot
Tribe, Series A
8.500%, 11/15/2015 (H)(S)		3,075,000	461,250
MGM Resorts International
6.750%, 09/01/2012		5,000	4,725
9.000%, 03/15/2020 (S)		70,000	73,675
Midwest Gaming Borrower LLC/Midwest
Finance Corp.
11.625%, 04/15/2016 (S)		170,000	172,975
Mohegan Tribal Gaming Authority
7.125%, 08/15/2014		4,175,000	2,442,375
8.000%, 04/01/2012		655,000	497,800
MTR Gaming Group, Inc.
12.625%, 07/15/2014		1,555,000	1,578,325

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
MTR Gaming Group, Inc., Series B
9.000%, 06/01/2012		$1,595,000	$1,431,513
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014		264,000	260,700
Nexstar Broadcasting, Inc., Series 1, PIK
(0.500% until 01/15/2011, then cash
at 7.000%)
01/15/2014 (S)		803,987	773,837
Pokagon Gaming Authority
10.375%, 06/15/2014 (S)		1,271,000	1,326,606
Radio One, Inc.
8.875%, 07/01/2011		325,000	292,500
Regal Cinemas Corp.
8.625%, 07/15/2019		440,000	461,450
Regal Entertainment Group
9.125%, 08/15/2018		100,000	104,875
Revlon Consumer Products Corp.
9.750%, 11/15/2015		505,000	530,250
Reynolds Group Issuer, Inc.
8.500%, 05/15/2018 (S)		165,000	161,288
Sirius XM Radio, Inc.
8.750%, 04/01/2015 (S)		2,545,000	2,704,063
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (S)		1,115,000	981,200
Sonic Automotive, Inc.
9.000%, 03/15/2018		70,000	72,625
Standard Pacific Corp.
6.250%, 04/01/2014		490,000	472,238
8.375%, 05/15/2018		65,000	65,000
SuperMedia, Inc., Escrow Certificates
8.000%, 11/15/2016 (H)(I)		2,685,000	0
The Goodyear Tire & Rubber Company
10.500%, 05/15/2016		490,000	554,925
Turning Stone Resort Casino Enterprises
9.125%, 09/15/2014 (S)		1,765,000	1,789,269
Vertis, Inc., Series A, PIK
18.500%, 10/01/2012		685,011	568,559
Waterford Gaming LLC
8.625%, 09/15/2014 (S)		2,965,000	1,676,875
XM Satellite Radio, Inc.
11.250%, 06/15/2013 (S)		1,065,000	1,168,838
13.000%, 08/01/2013 (S)		2,050,000	2,357,500
Yonkers Racing Corp.
11.375%, 07/15/2016 (S)		1,165,000	1,264,025
Young Broadcasting, Inc.
10.000%, 03/01/2011 (H)		1,105,000	11

			43,787,863
Consumer Staples - 3.16%
B&G Foods, Inc.
7.625%, 01/15/2018		180,000	187,425
Corp. Pesquera Inca SAC
9.000%, 02/10/2017 (S)		275,000	284,625
Cosan SA Industria e Comercio
8.250%, (Q)(S)		2,790,000	2,824,875
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (S)		230,000	240,062
JBS Finance II, Ltd.
8.250%, 01/29/2018 (S)		680,000	701,250
Viterra, Inc.
8.500%, 07/07/2014	CAD	5,210,000	5,494,071
Yankee Acquisition Corp.
8.500%, 02/15/2015		$90,000	92,925

348

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Yankee Acquisition Corp., Series B
9.750%, 02/15/2017		$500,000	$520,000

			10,345,233
Energy - 2.98%
Anadarko Petroleum Corp.
6.375%, 09/15/2017		260,000	287,300
Atlas Pipeline Partners LP
8.125%, 12/15/2015		360,000	363,600
Bumi Investment Pte, Ltd.
10.750%, 10/06/2017 (S)		340,000	340,000
Drummond Company, Inc.
7.375%, 02/15/2016		1,700,000	1,731,875
Gibson Energy ULC/GEP Midstream
Finance Corp.
10.000%, 01/15/2018		375,000	369,375
Harvest Operations Corp.
6.875%, 10/01/2017 (S)		80,000	81,600
Linn Energy LLC
8.625%, 04/15/2020 (S)		135,000	143,100
MarkWest Energy Partners LP, Series B
8.500%, 07/15/2016		600,000	633,000
8.750%, 04/15/2018		585,000	631,800
McMoRan Exploration Company
11.875%, 11/15/2014		1,505,000	1,655,500
Niska Gas Storage US LLC
8.875%, 03/15/2018 (S)		560,000	599,200
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018		200,000	207,750
Pan American Energy LLC
7.875%, 05/07/2021 (S)		160,000	166,800
PHI, Inc.
7.125%, 04/15/2013 (S)		1,000,000	1,038,130
8.625%, 10/15/2018 (S)		330,000	324,225
RDS Ultra-Deepwater, Ltd.
11.875%, 03/15/2017 (S)		295,000	308,275
Targa Resources Partners LP
8.250%, 07/01/2016		845,000	893,588

			9,775,118
Financials - 14.24%
Ameriprise Financial, Inc. (7.518% to
06/01/2016, then 3 month LIBOR
+ 2.905%)
06/01/2066		130,000	129,350
BOM Capital PLC
6.699%, 03/11/2015 (S)		340,000	345,542
CapitaMalls Asia Treasury, Ltd.
3.950%, 08/24/2017	SGD	750,000	567,733
CCM Merger, Inc.
8.000%, 08/01/2013 (S)		$2,055,000	1,880,325
City National Capital Trust I
9.625%, 02/01/2040		765,000	794,589
Comerica Capital Trust II (6.576% to
02/20/2032, then 1 month LIBOR
+ 1.115%)
02/20/2037		190,000	190,000
Continental Trustees Cayman, Ltd.
7.375%, 10/07/2040 (P)(S)		505,000	505,000
Corporacion Andina de Fomento
3.750%, 01/15/2016		250,000	251,180
Council of Europe Development Bank
5.250%, 05/27/2013	AUD	1,680,000	1,612,913
Crown Castle Towers LLC
4.883%, 08/15/2020 (S)		$270,000	278,901

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Dupont Fabros Technology LP
8.500%, 12/15/2017		$395,000	$423,638
Eurofima
6.000%, 01/28/2014	AUD	1,395,000	1,363,661
European Investment Bank
5.375%, 05/20/2014		3,030,000	2,917,689
7.000%, 01/18/2012	NZD	1,450,000	1,105,667
Fifth Third Capital Trust IV (6.500% to
4/15/17 then 3 month LIBOR
+ 1.368%)
04/15/2037		$395,000	376,731
First Midwest Capital Trust I, Series B
6.950%, 12/01/2033		150,000	125,250
First Tennessee Bank N.A.
5.050%, 01/15/2015		618,000	613,250
GE Capital Australia
Funding Property, Ltd.
6.500%, 11/15/2011	AUD	1,810,000	1,745,212
General Electric Capital Corp., Series A
7.625%, 12/10/2014	NZD	4,415,000	3,455,187
Graham Packaging Company LP
8.250%, 10/01/2018 (S)		$165,000	167,681
Hong Kong Land Treasury SG
3.860%, 12/29/2017	SGD	250,000	198,806
Inter-American Development
Bank, Series INTL
7.250%, 05/24/2012	NZD	4,665,000	3,605,192
Inter-American Development
Bank, Series MPLE
4.250%, 12/02/2012	CAD	480,000	491,486
International Finance Corp.
7.500%, 02/28/2013	AUD	1,627,000	1,652,652
Kreditanstalt fuer Wiederaufbau
6.500%, 11/15/2011	NZD	539,000	406,682
Kreditanstalt Fuer Wiederaufbau
7.000%, 10/22/2012	IDR	15,900,000,000	1,787,319
Lincoln National Corp. (7.000% to
5/17/2016, then 3 month LIBOR
+ 2.358%)
(Q)		$400,000	376,000
Local TV Finance LLC, PIK
9.250%, 06/15/2015 (S)		300,982	265,617
MetLife, Inc.
6.400%, 12/15/2036		755,000	705,925
Nationstar Mortgage/Nationstar
Capital Corp.
10.875%, 04/01/2015 (S)		175,000	146,563
New South Wales Treasury Corp.
6.000%, 04/01/2016	AUD	2,105,000	2,093,488
Offshore Group Investments, Ltd.
11.500%, 08/01/2015 (S)		$1,305,000	1,370,250
Orascom Telecom Finance SCA
7.875%, 02/08/2014 (S)		1,000,000	967,500
Realogy Corp.
10.500%, 04/15/2014		1,760,000	1,496,000
Realogy Corp., PIK
11.000%, 04/15/2014		1,986,603	1,708,479
Royal Bank of Scotland PLC
2.026%, 03/31/2014	SGD	2,500,000	1,891,491
Standard Chartered Bank
2.220%, 07/05/2013		1,500,000	1,145,260
State Bank of India/London
4.500%, 07/27/2015 (S)		$400,000	420,309

349

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
SunTrust Capital VIII (6.100% to
12/15/2036, then 1 month LIBOR
+ 1.965%)
12/15/2036		$275,000	$255,750
Symetra Financial Corp. (8.300% to
10/15/2017, then 3 month LIBOR
+ 4.177%)
10/15/2037 (S)		990,000	882,338
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	990,803
Volkswagen Financial Services AG
5.375%, 01/25/2012	EUR	1,186,000	1,688,241
Wachovia Capital Trust III (5.800% to
03/15/2011, then greater of 3 month
LIBOR or 5.56975% quarterly)
5.800%, (Q)		$1,515,000	1,329,413
Western Alliance Bancorp
10.000%, 09/01/2015		845,000	838,706
Zions Bancorporation
5.650%, 05/15/2014		1,155,000	1,145,649

			46,709,418
Health Care - 1.60%
Alere, Inc.
8.625%, 10/01/2018 (S)		410,000	416,150
BioScrip, Inc.
10.250%, 10/01/2015		135,000	138,038
Catalent Pharma Solutions, Inc., PIK
9.500%, 04/15/2015		1,550,593	1,566,099
Hanger Orthopedic Group, Inc.
10.250%, 06/01/2014		1,205,000	1,265,250
HCA, Inc.
9.125%, 11/15/2014		40,000	42,150
Lifepoint Hospitals, Inc.
6.625%, 10/01/2020 (S)		160,000	163,200
Sun Healthcare Group, Inc.
9.125%, 04/15/2015		1,495,000	1,584,700
Valeant Pharmaceuticals International
7.000%, 10/01/2020 (S)		80,000	81,800

			5,257,387
Industrials - 5.22%
American Railcar Industries, Inc.
7.500%, 03/01/2014		500,000	501,250
Avis Budget Car Rental LLC
9.625%, 03/15/2018		325,000	343,688
Coleman Cable, Inc.
9.000%, 02/15/2018		315,000	322,875
Colt Defense LLC
8.750%, 11/15/2017 (S)		85,000	62,475
Delta Air Lines, Inc.
6.821%, 08/10/2022		1,450,417	1,521,052
9.500%, 09/15/2014 (S)		1,343,000	1,457,155
12.250%, 03/15/2015 (S)		1,170,000	1,292,850
General Electric Capital Australia
Funding Property, Ltd.
6.000%, 05/15/2013	AUD	580,000	547,622
Global Aviation Holdings, Ltd.
14.000%, 08/15/2013 (S)		$1,475,000	1,578,250
Grupo KUO SAB de CV
9.750%, 10/17/2017 (S)		675,000	725,625
Hawker Beechcraft Acquisition
Company LLC
8.500%, 04/01/2015		690,000	532,163

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Kansas City Southern de Mexico SA
de CV
8.000%, 02/01/2018 (S)	$445,000	$478,375
Kratos Defense & Security Solutions, Inc.
10.000%, 06/01/2017	200,000	212,000
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	1,555,000	1,586,100
Odebrecht Finance, Ltd.
7.500%, (Q)(S)	295,000	295,000
PharmaNet Development Group, Inc.
10.875%, 04/15/2017 (S)	175,000	180,688
Rearden G Holdings EINS GmbH
7.875%, 03/30/2020 (S)	130,000	139,100
Smiths Group PLC
7.200%, 05/15/2019 (S)	290,000	346,078
United Air Lines, Inc.
9.750%, 01/15/2017	856,553	944,350
9.875%, 08/01/2013 (S)	175,000	189,875
10.400%, 11/01/2016	1,018,377	1,135,491
12.000%, 11/01/2013 (S)	1,105,000	1,221,025
Western Express, Inc.
12.500%, 04/15/2015 (S)	325,000	312,406
WPE International Cooperatief UA
10.375%, 09/30/2020 (S)	1,220,000	1,177,300

		17,102,793
Information Technology - 0.49%
Equinix, Inc.
8.125%, 03/01/2018	230,000	245,525
First Data Corp.
8.875%, 08/15/2020 (S)	110,000	114,125
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (S)	135,000	140,400
Vangent, Inc.
9.625%, 02/15/2015	1,205,000	1,104,081

		1,604,131
Materials - 7.89%
ABI Escrow Corp.
10.250%, 10/15/2018 (S)	780,000	791,700
Abitibi-Consolidated Company of Canada
13.750%, 04/01/2011 (H)(S)	2,153,481	2,463,044
American Pacific Corp.
9.000%, 02/01/2015	2,395,000	2,377,038
Ball Corp.
6.750%, 09/15/2020	110,000	116,600
Berry Plastics Corp.
8.250%, 11/15/2015	875,000	901,250
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	235,000	248,219
7.375%, (S)(Q)	410,000	410,000
Cascades, Inc.
7.875%, 01/15/2020	25,000	26,063
Celulosa Arauco Y Constitucion SA
5.000%, 01/21/2021 (S)	400,000	404,144
CSN Islands XI Corp
6.875%, 09/21/2019 (S)	730,000	803,000
CSN Islands XII Corp.
7.000%, 12/31/2049 (S)	320,000	314,800
Essar Steel Algoma, Inc.
9.375%, 03/15/2015 (S)	1,285,000	1,291,425
Ferro Corp.
7.875%, 08/15/2018	90,000	93,375
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	1,220,000	1,237,840

350

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Graham Packaging Company LP
8.250%, 01/01/2017 (S)		$1,025,000	$1,040,375
9.875%, 10/15/2014		590,000	612,125
Grupo Papelero Scribe SA
8.875%, 04/07/2020 (S)		285,000	276,450
NewPage Corp.
10.000%, 05/01/2012		75,000	38,344
11.375%, 12/31/2014		2,005,000	1,814,525
OI European Group BV
6.875%, 03/31/2017 (S)	EUR	475,000	673,446
PE Paper Escrow GmbH
12.000%, 08/01/2014 (S)		$315,000	363,825
Pope & Talbot, Inc.
8.375%, 06/01/2013 (H)		1,500,000	150
Rain CII Carbon LLC
11.125%, 11/15/2015 (S)		3,660,000	3,810,975
Sealed Air Corp.
7.875%, 06/15/2017		1,660,000	1,798,683
Suzano Trading, Ltd.
5.875%, 01/23/2021 (S)		1,230,000	1,230,000
U.S. Corrugated, Inc.
10.000%, 06/12/2013		785,000	706,500
Vale Overseas, Ltd.
4.625%, 09/15/2020		310,000	317,800
Verso Paper Holdings LLC
11.500%, 07/01/2014		795,000	870,525
Verso Paper Holdings LLC, Series B
9.125%, 08/01/2014		840,000	842,100

			25,874,321
Telecommunication Services - 4.29%
Affinion Group Holdings, Inc.
11.625%, 11/15/2015 (S)		580,000	571,590
Axtel SAB de CV
7.625%, 02/01/2017 (S)		60,000	54,900
9.000%, 09/22/2019 (S)		885,000	816,413
Bakrie Telecom Pte, Ltd.
11.500%, 05/07/2015 (S)		450,000	484,875
CCH II LLC / CCH II Capital Corp.
13.500%, 11/30/2016		2,140,720	2,542,105
Digicel, Ltd.
8.250%, 09/01/2017 (S)		1,120,000	1,176,000
Frontier Communications Corp.
8.500%, 04/15/2020		235,000	259,381
Intelsat Bermuda, Ltd.
11.250%, 02/04/2017		1,495,000	1,601,519
Level 3 Financing, Inc.
10.000%, 02/01/2018		130,000	117,000
Nextel Communications, Inc., Series D
7.375%, 08/01/2015		1,435,000	1,442,175
NII Capital Corp.
8.875%, 12/15/2019		445,000	494,506
SBA Tower Trust
5.101%, 04/15/2017 (S)		275,000	297,760
SingTel Group Treasury Pte, Ltd.
3.488%, 04/08/2020	SGD	250,000	199,676
Sprint Capital Corp.
8.750%, 03/15/2032		$2,050,000	2,152,500
West Corp.
11.000%, 10/15/2016		1,760,000	1,870,000

			14,080,400

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities - 0.61%
Texas Competitive Electric Holdings
Company LLC, Series A
10.250%, 11/01/2015	$3,065,000	$2,007,575

TOTAL CORPORATE BONDS (Cost $172,393,167)		$176,544,239

CONVERTIBLE BONDS - 1.67%
Consumer Discretionary - 0.84%
D.R. Horton, Inc.
2.000%, 05/15/2014	260,000	285,350
XM Satellite Radio, Inc.
7.000%, 12/01/2014 (S)	2,265,000	2,468,850

		2,754,200
Consumer Staples - 0.15%
Alliance One International, Inc.
5.500%, 07/15/2014	440,000	479,050
Energy - 0.15%
Chesapeake Energy Corp.
2.500%, 05/15/2037	260,000	226,200
Newpark Resources, Inc.
4.000%, 10/01/2017	250,000	263,925

		490,125
Financials - 0.03%
ProLogis
3.250%, 03/15/2015	115,000	112,700
Health Care - 0.27%
Gilead Sciences, Inc.
1.000%, 05/01/2014 (S)	65,000	66,138
Laboratory Corp. of America Holdings
zero coupon, 09/11/2021	435,000	458,381
MannKind Corp.
5.750%, 08/15/2015 (S)	220,000	250,710
Teleflex, Inc.
3.875%, 08/01/2017	95,000	102,719

		877,948
Industrials - 0.23%
Owens-Brockway Glass Container, Inc.
3.000%, 06/01/2015 (S)	160,000	156,800
UAL Corp.
4.500%, 06/30/2021	610,000	612,440

		769,240

TOTAL CONVERTIBLE BONDS (Cost $3,660,406)		$5,483,263

MUNICIPAL BONDS - 1.40%
California - 0.37%
Bay Area Toll Authority
7.043%, 04/01/2050	150,000	163,691
County of Siskiyou
6.100%, 06/01/2037	355,000	360,432
Modesto Irrigation District
Financing Authority
7.204%, 10/01/2040	465,000	517,275
San Diego County Regional
Airport Authority
6.628%, 07/01/2040	160,000	163,061

		1,204,459
District of Columbia - 0.08%
Metropolitan Washington Airports
Authority, Series D
8.000%, 10/01/2047	240,000	254,702

351

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Georgia - 0.25%
Municipal Electric Authority of Georgia
7.055%, 04/01/2057	$830,000	$818,853
Hawaii - 0.08%
University Of Hawaii
6.034%, 10/01/2040	245,000	248,006
Nevada - 0.02%
County of Clark
6.000%, 07/01/2028	70,000	72,715
Ohio - 0.25%
American Municipal Power-Ohio, Inc.
5.939%, 02/15/2047	810,000	828,662
Pennsylvania - 0.21%
Pennsylvania Turnpike Commission
5.511%, 12/01/2045	675,000	682,229
Texas - 0.14%
Dallas Area Rapid Transit
5.022%, 12/01/2048	465,000	466,781

TOTAL MUNICIPAL BONDS (Cost $4,384,654)		$4,576,407

TERM LOANS (M) - 3.88%
Consumer Discretionary - 1.40%
Dex Media West, Inc.
7.000%, 10/24/2014	982,995	852,612
Michaels Stores, Inc.
2.630%, 10/31/2013	1,581,054	1,525,915
SuperMedia, Inc.
11.000%, 12/31/2015	2,825,317	2,193,658

		4,572,185
Health Care - 0.17%
Bausch & Lomb, Inc.
3.870%, 04/24/2015	437,625	569,000
Industrials - 1.36%
Bourland & Leverich Supply
Company LLC
11.250%, 08/13/2015	125,000	120,625
Delta Airlines, Inc.
3.510%, 04/30/2014	1,647,742	1,544,758
Swift Transportation Company, Inc.
8.250%, 05/09/2014	1,000,000	974,611
US Airways Group, Inc.
2.760%, 03/21/2014	2,116,364	1,825,364

		4,465,358
Materials - 0.95%
AbitibiBowater, Inc.
11.000%, 03/30/2011	3,165,000	3,117,525

TOTAL TERM LOANS (Cost $12,333,408)		$12,724,068

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.49%
Commercial & Residential - 5.25%
American Home Mortgage Assets,
Series 2006-6, Class XP IO
2.407%, 12/25/2046	16,511,567	770,090
American Tower Trust,
Series 2007-1A, Class C
5.615%, 04/15/2037 (S)	260,000	277,119
Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1
0.476%, 08/25/2036 (P)	829,672	489,905

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class X IO
2.909%, 09/20/2046	$14,511,830	$598,389
Downey Savings & Loan Association
Mortgage Loan Trust,
Series 2005-AR2, Class X2 IO
2.330%, 03/19/2045	38,649,861	1,493,450
First Horizon Alternative Mortgage
Securities, Series 2006-RE1, Class A1
5.500%, 05/25/2035	1,993,388	1,728,792
Global Tower Partners Acquisition
Partners LLC, Series 2007-1A, Class G
7.874%, 05/15/2037 (S)	620,000	657,318
Greenpoint Mortgage Funding Trust
Series 2005-AR4, Class 4A2,
0.616%, 10/25/2045 (P)	1,781,311	409,591
Series 2006-AR1, Class A2A,
0.626%, 02/25/2036 (P)	1,081,320	315,538
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A1
2.844%, 09/25/2035 (P)	413,977	378,294
Harborview Corp. Net Interest Margin
Notes, Series 2007-3A, Class N1
- 05/19/2037 (H)(I)(S)	13,369	0
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	16,079,161	104,032
Series 2007-3, Class ES IO,
0.350%, 05/19/2047	20,418,234	133,739
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	23,440,790	131,737
Series 2006-SB1, Class A1A IO,
1.220%, 12/19/2036 (P)	1,975,919	1,033,471
Series 2005-8, Class 1X IO,
2.333%, 09/19/2035	10,595,219	400,632
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO,
1.882%, 10/25/2036	29,939,804	934,122
Series 2005-AR18, Class 1X IO,
2.179%, 10/25/2036	29,230,931	988,005
Morgan Stanley Mortgage Loan Trust,
Series 2004-9, Class 1A
6.007%, 11/25/2034 (P)	2,721,787	2,738,893
Washington Mutual, Inc.
Series 2005-AR6, Class B1,
0.856%, 04/25/2045 (P)	3,445,189	468,008
Series 2005-AR13, Class B1,
0.856%, 10/25/2045 (P)	2,121,822	215,951
Series 2005-AR13, Class X IO,
1.553%, 10/25/2045	88,954,247	2,946,609
U.S. Government Agency - 0.24%
Federal National Mortgage Association
Series 402, Class 4 IO,
4.000%, 10/25/2039	1,084,394	228,209
Series 402, Class 3 IO,
4.000%, 11/25/2039	964,801	186,205
Series 398, Class C3 IO,
4.500%, 05/25/2039	982,066	153,574
Series 402, Class 7 IO,
4.500%, 11/25/2039	1,296,690	235,172

		803,160

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $14,513,728)		$18,016,845

352

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 1.31%
DB Master Finance LLC
Series 2006-1, Class -A2,
5.779%, 06/20/2031 (S)	$365,000	$367,175
Series 2006-1, Class -M1,
8.285%, 06/20/2031 (S)	395,000	389,474
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2,
5.261%, 04/25/2037 (S)	1,334,000	1,334,000
Series 2007-1, Class M1,
7.629%, 04/25/2037 (S)	1,000,000	956,772
Ford Auto Securitization Trust,
Series 2010-R3A, Class A1
1.926%, 06/15/2013 (S)	1,145,000	1,112,839
Lehman XS Trust,
Series 2005-5N, Class 3A2
0.616%, 11/25/2035 (P)	466,894	138,952

TOTAL ASSET BACKED SECURITIES (Cost $4,050,859)		$4,299,212

COMMON STOCKS - 5.37%
Consumer Discretionary - 3.59%
Charter Communications, Inc., Class A (I)	$108,651	3,531,158
Dex One Corp. (I)	6,463	79,366
Greektown Superholdings, Inc. (I)	269	29,746
Lear Corp. (I)	80,334	6,340,763
Sirius XM Radio, Inc. (I)	1,354,296	1,625,155
SuperMedia, Inc. (I)	16,551	174,944
Vertis Holdings, Inc. (I)	460	0

		11,781,132
Energy - 0.10%
OGX Petroleo e Gas Participacoes SA (I)	24,440	318,500
Financials - 1.51%
Ameris Bancorp (I)	5,721	53,491
Apollo Investment Corp.	74,628	763,444
Ares Capital Corp.	109,854	1,719,215
Homburg Invest, Inc., Class A (I)	214,087	2,347,071
Viewpoint Financial Group	8,525	78,856

		4,962,077
Materials - 0.12%
Pactiv Corp. (I)	11,894	392,264
Telecommunication Services - 0.05%
Chunghwa Telecom Company, Ltd., ADR	6,842	153,398

TOTAL COMMON STOCKS (Cost $15,656,890)		$17,607,371

PREFERRED STOCKS - 2.87%
Consumer Discretionary - 0.69%
Greektown Superholdings,
Inc., Series A (I)(S)	$6,111	675,747
Lear Corp. Series A (I)	20,095	1,586,098

		2,261,845
Energy - 0.18%
Apache Corp., Series D	10,325	598,850
Financials - 2.00%
Bank of America Corp., Series L	3,500	3,438,750
Citigroup Capital XII (8.500% to
3-30-2040, then 3 month LIBOR
+ 5.870%)	3,240	85,601
Citigroup Capital XIII (7.875% to
10-30-2040, then 3 month LIBOR
+ 6.370%)	7,250	187,775
Citigroup, Inc.	11,430	1,354,569

Strategic Income Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Financials (continued)
Wells Fargo & Company, Series L	$1,490	$1,498,940

		6,565,635

TOTAL PREFERRED STOCKS (Cost $8,355,235)		$9,426,330

OPTIONS PURCHASED - 0.12%
Call Options - 0.11%
Over the Counter Purchase Call on the
AUD vs. USD (Expiration Date:
04/26/2011; Strike Price: $0.98;
Counterparty: UBS Securities LLC) (I)	4,100,000	106,141
Over the Counter Purchase Call on the
AUD vs. USD (Expiration Date:
05/17/2011; Strike Price: $0.94;
Counterparty: UBS Securities LLC) (I)	3,900,000	185,544
Over the Counter Purchase Call on the
NZD vs. USD (Expiration Date:
02/22/2011; Strike Price $0.75;
Counterparty: UBS Securities LLC) (I)	3,900,000	68,119

		359,804
Put Options - 0.01%
Over the Counter Purchase Put on the
CAD vs. USD (Expiration Date:
11/16/2010; Strike Price: $0.97;
Counterparty RBS
Dominion Securities) (I)	3,900,000	6,014
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date
11/04/2010; Strike Price $1.25;
Counterparty: State Street
Bank & Trust) (I)	4,000,000	4,330
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date:
05/19/2011; Strike Price $1.10;
Counterparty: RBC
Dominion Securities) (I)	3,900,000	19,799
Over the Counter Purchase Put on the
EUR vs. USD (Expiration Date:
11/11/2010; Strike Price: $1.18;
Counterparty: State Street
Bank & Trust) (I)	4,000,000	3,255

		33,398

TOTAL OPTIONS PURCHASED (Cost $558,001)		$393,202

SHORT-TERM INVESTMENTS - 2.11%
Repurchase Agreement - 0.01%
Repurchase Agreement with State Street
Corp. dated 09/30/2010 at 0.010% to be
repurchased at $34,356 on 10/01/2010,
collateralized by $35,000 U.S. Treasury
Notes, 3.125% due 04/30/2017 (valued
at $37,874, including interest).	$34,356	34,356
Short-Term Securities* - 2.10%
Federal Home Loan Bank Discount Notes,
0.010% 10/01/2010	6,900,000	6,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,934,356)		$6,934,356

Total Investments (Strategic Income Opportunities Trust)
(Cost $312,088,914) - 101.20%		$331,917,820
Other assets and liabilities, net - (1.20%)		(3,931,370)

TOTAL NET ASSETS - 100.00%		$327,986,450

353

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 71.15%
U.S. Treasury Bonds - 4.82%
3.500%, 02/15/2039	$740,000	$715,718
3.875%, 08/15/2040	5,000,000	5,167,968
4.250%, 05/15/2039	4,000,000	4,397,500
4.375%, 02/15/2038 to 05/15/2040	13,847,000	15,550,416
4.500%, 05/15/2038	7,845,000	9,020,526
4.625%, 02/15/2040	2,200,000	2,569,875
5.250%, 02/15/2029	6,770,000	8,556,644
5.375%, 02/15/2031	880,000	1,132,863
6.250%, 08/15/2023	7,800,000	10,562,908
7.875%, 02/15/2021	2,300,000	3,408,671
8.125%, 08/15/2021	1,400,000	2,121,875
9.250%, 02/15/2016	2,150,000	3,027,301

		66,232,265
U.S. Treasury Notes - 30.68%
0.375%, 08/31/2012	6,100,000	6,094,998
0.625%, 07/31/2012	6,000,000	6,025,080
0.750%, 08/15/2013 to 09/15/2013	24,000,000	24,087,813
0.875%, 01/31/2011 to 02/29/2012	62,450,000	62,699,817
1.125%, 12/15/2012	23,500,000	23,832,313
1.250%, 11/30/2010 to 08/31/2015	25,000,000	25,034,380
1.375%, 10/15/2012 to 03/15/2013	18,400,000	18,760,587
1.500%, 10/31/2010 to 07/15/2012	12,100,000	12,274,380
1.750%, 01/31/2014 to 07/31/2015	30,320,000	31,218,239
1.875%, 02/28/2014 to 08/31/2017	18,290,000	18,872,464
2.000%, 11/30/2013	4,795,000	4,991,298
2.125%, 11/30/2014 to 05/31/2015	14,900,000	15,551,806
2.375%, 09/30/2014 to 02/28/2015	26,900,000	28,389,798
2.500%, 04/30/2015	8,800,000	9,330,746
2.625%, 12/31/2014 to 08/15/2020	21,500,000	22,828,242
2.750%, 10/31/2013 to 02/15/2019	39,930,000	42,094,760
3.000%, 09/30/2016	19,420,000	20,949,325
3.375%, 11/15/2019	2,100,000	2,262,750
3.500%, 05/15/2020	2,300,000	2,496,765
3.625%, 02/15/2020	22,100,000	24,240,937
3.750%, 11/15/2018	7,236,000	8,084,537
4.250%, 11/15/2017	9,300,000	10,762,574
4.750%, 05/15/2014	800,000	913,062

		421,796,671
Federal Farm Credit Bank - 0.29%
3.875%, 10/07/2013	1,700,000	1,854,032
4.875%, 12/16/2015	1,800,000	2,084,701

		3,938,733
Federal Home Loan Bank - 1.22%
1.625%, 07/27/2011	4,900,000	4,951,646
3.875%, 06/14/2013	6,400,000	6,934,208
5.000%, 11/17/2017	4,090,000	4,844,814

		16,730,668
Federal Home Loan Mortgage Corp. - 11.47%
2.875%, 11/23/2010	6,000,000	6,024,036
3.750%, 06/28/2013	4,000,000	4,330,348
3.875%, 06/29/2011	6,000,000	6,158,478
4.000%, 11/01/2024 to 04/01/2039	8,659,877	8,938,779
4.125%, 09/27/2013	5,500,000	6,032,576
4.500%, 07/01/2018 to 07/01/2040	34,748,367	36,290,837
5.000%, 11/01/2022 to 09/01/2039	29,778,209	31,458,648
5.500%, 08/23/2017 to 01/01/2039	25,661,636	27,632,888
5.660%, 02/01/2037 (P)	609,752	650,717
5.937%, 08/01/2037 (P)	1,425,257	1,500,366
6.000%, 06/15/2011 to 10/01/2038	17,160,336	18,397,024
6.250%, 07/15/2032	570,000	765,379
6.500%, 08/01/2037 to 09/01/2038	3,322,349	3,617,303

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.750%, 09/15/2029	$2,900,000	$3,977,385
7.000%, 11/01/2037 to 10/01/2038	1,710,949	1,881,041

		157,655,805
Federal National Mortgage Association - 17.35%
1.375%, 04/28/2011	3,400,000	3,421,491
2.573%, 01/01/2035 (P)	1,663,039	1,725,022
3.250%, 04/09/2013	4,000,000	4,258,004
3.875%, 07/12/2013	6,000,000	6,513,414
4.000%, 03/01/2024 to 10/01/2040	22,945,083	23,793,034
4.375%, 10/15/2015	4,850,000	5,503,726
4.500%, 06/01/2018 to 02/01/2040	44,160,916	46,159,216
4.781%, 04/01/2036 (P)	1,418,571	1,483,396
4.957%, 07/01/2034 (P)	1,572,216	1,679,323
5.000%, 06/01/2018 to 08/01/2040	44,510,057	46,987,975
5.039%, 09/01/2037 (P)	1,429,056	1,513,460
5.404%, 04/01/2036 (P)	222,770	235,858
5.500%, 08/01/2017 to 11/01/2038	42,304,029	45,216,957
5.506%, 05/01/2036 (P)	550,357	578,309
5.589%, 04/01/2037 (P)	1,458,957	1,544,509
6.000%, 08/01/2023 to 10/01/2038	26,473,306	28,642,641
6.125%, 03/15/2012	1,275,000	1,379,259
6.225%, 10/01/2037 (P)	1,234,689	1,318,802
6.500%, 07/01/2036 to 10/01/2038	7,095,052	7,802,163
6.625%, 11/15/2030	2,425,000	3,336,194
7.000%, 10/01/2038	1,411,665	1,563,088
7.250%, 05/15/2030	2,600,000	3,783,673

		238,439,514
Government National Mortgage Association - 5.17%
4.000%, 07/15/2039	1,013,644	1,050,096
4.500%, 06/15/2023 to 11/20/2039	21,103,369	22,252,648
5.000%, 10/15/2023 to 11/20/2039	22,578,049	24,123,945
5.500%, 08/15/2023 to 09/20/2039	11,981,471	12,893,083
6.000%, 07/20/2037 to 10/15/2038	7,615,432	8,261,184
6.500%, 09/20/2037 to 12/15/2038	2,225,833	2,447,752

		71,028,708
The Financing Corp. - 0.05%
8.600%, 09/26/2019	525,000	758,836
Tennessee Valley Authority - 0.10%
6.750%, 11/01/2025	1,035,000	1,395,868

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $935,302,356)		$977,977,068

FOREIGN GOVERNMENT
OBLIGATIONS - 1.62%
Austria - 0.04%
Government of Austria
5.000%, 05/19/2014 (S)	540,000	607,639
Brazil - 0.27%
Federative Republic of Brazil
5.875%, 01/15/2019	1,420,000	1,664,950
6.000%, 01/17/2017	890,000	1,036,850
7.125%, 01/20/2037	760,000	999,400

		3,701,200
Canada - 0.44%
Export Development Canada
3.500%, 05/16/2013	475,000	508,554
Government of Canada
2.375%, 09/10/2014	240,000	251,502
5.000%, 02/15/2012	240,000	254,434
5.125%, 01/26/2017	370,000	430,921

354

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada (continued)
5.200%, 02/21/2017	$300,000	$351,619
6.500%, 01/15/2026	390,000	519,803
7.500%, 07/15/2023 to 09/15/2029	920,000	1,322,783
Hydro-Quebec
6.300%, 05/11/2011	600,000	621,551
8.400%, 01/15/2022	150,000	218,043
Province of Ontario
4.500%, 02/03/2015	1,100,000	1,237,268
Province of Saskatchewan
8.000%, 02/01/2013	240,000	278,252

		5,994,730
Chile - 0.03%
Republic of Chile
3.875%, 08/05/2020	450,000	467,050
Israel - 0.07%
Government of Israel
5.125%, 03/26/2019	440,000	486,974
5.500%, 09/18/2023	380,000	468,934

		955,908
Italy - 0.15%
Republic of Italy
4.500%, 01/21/2015	500,000	535,825
6.875%, 09/27/2023	1,210,000	1,467,599

		2,003,424
Japan - 0.03%
Development Bank of Japan
5.125%, 02/01/2017	200,000	233,639
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	200,000	226,321

		459,960
Lithuania - 0.02%
Lithuania Government International Bond
5.125%, 09/14/2017 (S)	300,000	296,374
Mexico - 0.25%
Government of Mexico
5.950%, 03/19/2019	2,519,000	2,956,046
6.050%, 01/11/2040	460,000	526,700

		3,482,746
Norway - 0.04%
Eksportfinans AS
5.500%, 06/26/2017	440,000	519,881
Panama - 0.05%
Republic of Panama
6.700%, 01/26/2036	510,000	626,025
Peru - 0.08%
Republic of Peru
7.125%, 03/30/2019	910,000	1,139,775
South Africa - 0.05%
Republic of South Africa
5.500%, 03/09/2020	640,000	715,200
Sweden - 0.10%
Svensk Exportkredit AB
3.250%, 09/16/2014	890,000	948,943
4.875%, 09/29/2011	335,000	349,402

		1,298,345

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $20,181,651)		$22,268,257

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 21.41%
Consumer Discretionary - 1.12%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	$420,000	$573,418
CBS Corp.
8.875%, 05/15/2019	445,000	580,082
Comcast Corp.
5.700%, 07/01/2019	460,000	527,799
6.500%, 01/15/2015 to 11/15/2035	1,075,000	1,219,067
DaimlerChrysler NA Holding Corp.
5.750%, 09/08/2011	295,000	308,026
DIRECTV Holdings LLC
5.200%, 03/15/2020	440,000	476,178
DirecTV Holdings LLC
7.625%, 05/15/2016	950,000	1,059,250
Discovery Communications LLC
5.625%, 08/15/2019	380,000	428,087
Grupo Televisa SA
6.625%, 01/15/2040	330,000	375,351
Hasbro, Inc.
6.350%, 03/15/2040	220,000	226,246
Home Depot, Inc.
5.400%, 03/01/2016	100,000	113,913
5.875%, 12/16/2036	420,000	447,757
Lowe’s Companies, Inc.
6.100%, 09/15/2017	985,000	1,195,988
McDonald’s Corp.
5.000%, 02/01/2019	328,000	379,381
News America, Inc.
6.650%, 11/15/2037	525,000	603,902
Target Corp.
6.500%, 10/15/2037	500,000	612,146
TCI Communications, Inc.
7.125%, 02/15/2028	455,000	520,918
The Sherwin-Williams Company
3.125%, 12/15/2014	220,000	233,222
The Walt Disney Company
5.625%, 09/15/2016	500,000	601,522
Time Warner Companies, Inc.
7.250%, 10/15/2017	1,040,000	1,276,812
7.570%, 02/01/2024	480,000	602,159
Time Warner Entertainment Company LP
8.375%, 07/15/2033	970,000	1,256,833
Time Warner, Inc.
7.625%, 04/15/2031	110,000	136,351
Toll Brothers Finance Corp.
6.750%, 11/01/2019	220,000	227,670
Viacom, Inc.
4.250%, 09/15/2015	220,000	236,315
6.250%, 04/30/2016	530,000	621,885
Vivendi SA
5.750%, 04/04/2013 (S)	305,000	332,063
Yum! Brands, Inc.
6.250%, 03/15/2018	190,000	226,669

		15,399,010
Consumer Staples - 1.76%
Altria Group, Inc.
4.125%, 09/11/2015	300,000	321,879
8.500%, 11/10/2013	465,000	556,848
9.250%, 08/06/2019	955,000	1,280,140
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	670,000	833,814
7.750%, 01/15/2019 (S)	450,000	583,745
Bacardi, Ltd.
8.200%, 04/01/2019 (S)	620,000	804,883

355

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Bottling Group LLC
5.125%, 01/15/2019	$450,000	$516,414
Brown-Forman Corp.
5.000%, 02/01/2014	450,000	493,943
Bunge Ltd. Finance Corp.
8.500%, 06/15/2019	300,000	362,600
Campbell Soup Company
4.500%, 02/15/2019	600,000	671,277
Cargill, Inc.
7.350%, 03/06/2019 (S)	475,000	601,787
Clorox Company
5.950%, 10/15/2017	390,000	461,752
Coca-Cola Company
4.875%, 03/15/2019	150,000	172,288
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	505,000	719,395
ConAgra Foods, Inc.
5.819%, 06/15/2017	75,000	86,786
7.000%, 04/15/2019	300,000	374,324
9.750%, 03/01/2021	222,000	311,837
CVS Caremark Corp.
6.125%, 08/15/2016	450,000	531,472
6.600%, 03/15/2019	370,000	448,998
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	450,961	558,899
Diageo Capital PLC
4.828%, 07/15/2020	717,000	805,182
General Mills, Inc.
5.650%, 02/15/2019	450,000	527,059
Kellogg Company
4.150%, 11/15/2019	220,000	238,753
Kimberly-Clark Corp.
7.500%, 11/01/2018	330,000	434,364
Kraft Foods, Inc.
4.125%, 02/09/2016	1,000,000	1,082,221
6.125%, 02/01/2018	650,000	766,353
6.750%, 02/19/2014	1,080,000	1,256,132
6.875%, 02/01/2038	280,000	339,536
Mead Johnson Nutrition Company
4.900%, 11/01/2019	220,000	241,963
PepsiCo, Inc.
5.500%, 01/15/2040	430,000	492,418
7.900%, 11/01/2018	315,000	419,667
Philip Morris International, Inc.
4.500%, 03/26/2020	600,000	654,599
6.875%, 03/17/2014	390,000	459,946
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	470,000	510,708
SABMiller PLC
6.500%, 07/15/2018 (S)	310,000	373,112
Safeway, Inc.
6.250%, 03/15/2014	315,000	361,581
6.350%, 08/15/2017	520,000	614,545
Sysco Corp.
5.375%, 03/17/2019	300,000	352,227
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	310,000	328,870
Tesco PLC
6.150%, 11/15/2037 (S)	235,000	280,393
The Kroger Company
3.900%, 10/01/2015	220,000	238,873
6.400%, 08/15/2017	500,000	597,756
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	455,000	498,270
6.200%, 04/15/2038	585,000	705,302

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Wal-Mart Stores, Inc. (continued)
7.550%, 02/15/2030	$300,000	$406,019
Walgreen Company
5.250%, 01/15/2019	450,000	522,992

		24,201,922
Energy - 2.55%
Anadarko Finance Company
6.750%, 05/01/2011	585,000	603,110
Apache Corp.
6.000%, 09/15/2013	295,000	331,274
Boardwalk Pipelines LP
5.750%, 09/15/2019	380,000	421,439
BP Capital Markets PLC
3.625%, 05/08/2014	2,000,000	2,069,618
4.500%, 10/01/2020	1,000,000	1,022,615
5.250%, 11/07/2013	270,000	294,083
Cameron International Corp.
7.000%, 07/15/2038	340,000	392,805
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	440,000	505,696
Cenovus Energy, Inc.
5.700%, 10/15/2019	220,000	257,762
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	370,000	426,084
Chevron Corp.
4.950%, 03/03/2019	440,000	511,520
ConocoPhillips
5.750%, 02/01/2019	455,000	545,783
DCP Midstream LLC
9.700%, 12/01/2013 (S)	390,000	477,939
9.750%, 03/15/2019 (S)	475,000	631,990
Devon Financing Corp.
6.875%, 09/30/2011	400,000	423,167
7.875%, 09/30/2031	260,000	348,204
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	600,000	685,623
El Paso Natural Gas Company
5.950%, 04/15/2017	535,000	588,957
Enbridge Energy Partners LP
9.875%, 03/01/2019	530,000	722,639
EnCana Corp.
6.500%, 08/15/2034	530,000	616,307
Energy Transfer Partners LP
6.700%, 07/01/2018	500,000	582,341
Enterprise Products Operating LLC
4.600%, 08/01/2012	300,000	315,923
6.650%, 04/15/2018	165,000	195,259
6.875%, 03/01/2033	250,000	283,789
9.750%, 01/31/2014	265,000	324,598
GlobalSantaFe Corp.
5.000%, 02/15/2013	425,000	443,874
Halliburton Company
6.150%, 09/15/2019	720,000	859,324
Hess Corp.
8.125%, 02/15/2019	440,000	578,520
Kerr-McGee Corp.
6.950%, 07/01/2024	530,000	578,161
Kinder Morgan Energy Partners LP
5.625%, 02/15/2015	240,000	269,110
5.850%, 09/15/2012	415,000	448,024
6.500%, 09/01/2039	280,000	302,741
6.850%, 02/15/2020	500,000	596,095
7.300%, 08/15/2033	90,000	104,443
9.000%, 02/01/2019	265,000	345,097

356

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Magellan Midstream Partners LP
6.550%, 07/15/2019	$350,000	$418,069
Marathon Oil Corp.
6.000%, 10/01/2017	143,000	166,416
MidAmerican Energy Holdings Company
8.480%, 09/15/2028	565,000	748,459
Nabors Industries, Inc.
9.250%, 01/15/2019	450,000	575,817
Nexen, Inc.
6.200%, 07/30/2019	780,000	911,538
Noble Holding International, Ltd.
7.375%, 03/15/2014	370,000	433,174
ONEOK Partners LP
6.650%, 10/01/2036	363,000	407,323
Pemex Project Funding Master Trust
6.625%, 06/15/2035	230,000	251,195
7.375%, 12/15/2014	350,000	402,177
Petro-Canada
5.950%, 05/15/2035	315,000	334,412
6.050%, 05/15/2018	500,000	582,020
Petrobras International Finance Company
8.375%, 12/10/2018	825,000	1,032,751
Petroleos Mexicanos
4.875%, 03/15/2015 (S)	700,000	755,036
5.500%, 01/21/2021 (S)	500,000	531,599
Plains All American Pipeline LP
8.750%, 05/01/2019	300,000	380,764
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	430,000	430,349
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	272,000	335,200
Shell International Finance BV
6.375%, 12/15/2038	875,000	1,109,078
Statoil ASA
3.125%, 08/17/2017	220,000	228,834
Talisman Energy, Inc.
6.250%, 02/01/2038	235,000	258,328
7.750%, 06/01/2019	300,000	382,891
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	190,000	220,223
The Williams Companies, Inc.
7.875%, 09/01/2021	490,000	594,869
Tosco Corp.
8.125%, 02/15/2030	543,000	743,539
Total Capital SA
3.125%, 10/02/2015	220,000	231,809
4.250%, 12/15/2021	430,000	468,000
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	630,000	691,176
Transocean, Inc.
6.800%, 03/15/2038	460,000	471,569
Valero Energy Corp.
6.125%, 06/15/2017	475,000	525,335
Weatherford International, Ltd.
5.500%, 02/15/2016	430,000	471,065
6.000%, 03/15/2018	355,000	391,567
Williams Partners LP
5.250%, 03/15/2020	610,000	663,016
XTO Energy, Inc.
5.500%, 06/15/2018	645,000	772,661

		35,024,173

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 8.30%
AEGON Funding Company LLC
5.750%, 12/15/2020	$225,000	$245,411
African Development Bank
6.875%, 10/15/2015	210,000	255,926
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	390,000	441,106
AMB Property LP
6.300%, 06/01/2013	300,000	326,310
American Express Bank FSB
3.150%, 12/09/2011	1,045,000	1,077,497
6.000%, 09/13/2017	925,000	1,055,100
American Express Company
8.125%, 05/20/2019	490,000	632,788
American Express Credit Corp.
2.750%, 09/15/2015	300,000	302,020
American Express Credit Corp., Series C
7.300%, 08/20/2013	380,000	436,809
American International Group, Inc.
5.450%, 05/18/2017	900,000	915,750
Asian Development Bank
5.593%, 07/16/2018	680,000	828,653
AXA SA
8.600%, 12/15/2030	290,000	335,210
Bank of America Corp.
2.100%, 04/30/2012	900,000	922,270
3.125%, 06/15/2012	525,000	547,062
4.500%, 04/01/2015	220,000	230,928
5.420%, 03/15/2017	499,000	511,177
6.500%, 08/01/2016	470,000	528,727
7.375%, 05/15/2014	250,000	287,431
Barclays Bank PLC
5.125%, 01/08/2020	550,000	594,634
5.200%, 07/10/2014	330,000	365,972
5.450%, 09/12/2012	450,000	487,342
BB&T Corp.
5.200%, 12/23/2015	450,000	495,287
5.700%, 04/30/2014	600,000	674,141
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	450,000	514,534
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	830,000	880,591
BRE Properties, Inc.
5.200%, 03/15/2021	465,000	473,511
Burlington Northern Santa Fe LLC
5.050%, 03/01/2041	490,000	488,478
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/2015 (S)	300,000	303,758
Capital One Bank USA NA
8.800%, 07/15/2019	600,000	766,838
Capital One Financial Corp.
5.700%, 09/15/2011	395,000	411,678
7.375%, 05/23/2014	690,000	805,734
Chubb Corp.
5.750%, 05/15/2018	435,000	503,415
Citigroup Funding, Inc.
1.875%, 11/15/2012	445,000	456,195
Citigroup, Inc.
2.125%, 04/30/2012	915,000	938,289
2.875%, 12/09/2011	1,040,000	1,070,110
5.500%, 04/11/2013	530,000	568,733
5.875%, 02/22/2033 to 05/29/2037	1,515,000	1,473,906
6.000%, 02/21/2012	1,190,000	1,262,384
6.125%, 11/21/2017	1,265,000	1,381,821
8.500%, 05/22/2019	460,000	568,717

357

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
CME Group, Inc.
5.750%, 02/15/2014	$360,000	$408,496
CNA Financial Corp.
7.350%, 11/15/2019	440,000	494,706
Credit Suisse AG
5.400%, 01/14/2020	430,000	458,706
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	690,000	762,098
6.500%, 01/15/2012	787,000	842,061
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR
+ 1.690%)
(Q)	250,000	237,656
Credit Suisse/New York
5.500%, 05/01/2014	1,500,000	1,680,814
Deutsche Bank AG
3.875%, 08/18/2014	850,000	909,278
4.875%, 05/20/2013	1,150,000	1,249,431
Discover Financial Services
10.250%, 07/15/2019	400,000	512,431
Dresdner Bank AG
7.250%, 09/15/2015	270,000	304,143
Duke Realty LP
5.950%, 02/15/2017	225,000	241,481
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	440,000	469,961
ERP Operating LP
4.750%, 07/15/2020	600,000	624,172
5.750%, 06/15/2017	591,000	665,610
European Investment Bank
1.750%, 09/14/2012	1,180,000	1,207,355
2.375%, 03/14/2014	910,000	949,548
4.625%, 05/15/2014 to 10/20/2015	1,669,000	1,889,260
4.875%, 01/17/2017	905,000	1,057,595
Fifth Third Bancorp
5.450%, 01/15/2017	590,000	619,188
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	470,000	481,970
FleetBoston Financial Corp.
6.700%, 07/15/2028	500,000	523,473
General Electric Capital Corp.
6.000%, 08/07/2019	350,000	393,815
6.875%, 01/10/2039	950,000	1,090,975
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	440,000	469,434
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	230,000	210,989
HBOS PLC
6.750%, 05/21/2018 (S)	200,000	200,935
Hospitality Properties Trust
7.875%, 08/15/2014	410,000	461,386
HSBC Finance Corp.
5.000%, 06/30/2015	1,000,000	1,089,512
HSBC Holdings PLC
6.500%, 09/15/2037	905,000	1,014,894
HSBC USA, Inc.
5.875%, 11/01/2034	250,000	260,708
ING Bank NV
3.000%, 09/01/2015 (S)	450,000	453,164
Inter-American Development Bank
7.000%, 06/15/2025	265,000	360,885
International Bank for
Reconstruction & Development
3.625%, 05/21/2013	300,000	322,628
8.625%, 10/15/2016	415,000	564,414

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
International Finance Corp.
3.500%, 05/15/2013	$325,000	$348,556
John Deere Capital Corp.
4.950%, 12/17/2012	740,000	802,951
5.100%, 01/15/2013	540,000	589,434
5.250%, 10/01/2012	500,000	543,392
JPMorgan Chase & Company
3.125%, 12/01/2011	1,100,000	1,134,030
4.750%, 05/01/2013	670,000	726,793
6.400%, 05/15/2038	1,830,000	2,189,454
Keycorp
3.750%, 08/13/2015	450,000	459,339
6.500%, 05/14/2013	500,000	548,071
Kimco Realty Corp.
6.875%, 10/01/2019	410,000	477,377
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	2,150,000	2,278,598
4.375%, 03/15/2018	1,680,000	1,917,859
5.125%, 03/14/2016	1,105,000	1,297,762
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	315,000	369,806
Lincoln National Corp.
5.650%, 08/27/2012	225,000	240,623
7.000%, 06/15/2040	300,000	341,782
Lloyds TSB Bank PLC
6.500%, 09/14/2020 (S)	500,000	504,744
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	450,000	497,962
MassMutual Global Funding II
2.300%, 09/28/2015 (S)	300,000	302,115
MBNA Corp.
5.000%, 06/15/2015	600,000	636,077
Merrill Lynch & Company, Inc.
5.450%, 07/15/2014	885,000	956,203
6.875%, 04/25/2018 to 11/15/2018	1,372,000	1,537,470
7.750%, 05/14/2038	530,000	614,726
MetLife, Inc.
6.750%, 06/01/2016	300,000	358,299
6.817%, 08/15/2018	1,150,000	1,387,432
Moody’s Corp.
5.500%, 09/01/2020	450,000	464,227
Morgan Stanley
2.250%, 03/13/2012	440,000	451,320
3.250%, 12/01/2011	525,000	542,183
5.950%, 12/28/2017	865,000	929,162
6.625%, 04/01/2018	993,000	1,100,894
7.300%, 05/13/2019	1,340,000	1,541,243
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	360,000	515,464
Nordic Investment Bank
2.375%, 12/15/2011	520,000	532,552
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	485,000	554,514
PartnerRe Finance A LLC
6.875%, 06/01/2018	500,000	561,721
PartnerRe Finance B LLC
5.500%, 06/01/2020	430,000	446,978
PNC Funding Corp.
2.300%, 06/22/2012	530,000	545,973
4.250%, 09/21/2015	290,000	312,558
5.625%, 02/01/2017	450,000	491,516
6.700%, 06/10/2019	460,000	543,999
ProLogis
5.625%, 11/15/2016	180,000	173,371

358

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
ProLogis (continued)
7.625%, 08/15/2014	$940,000	$1,016,213
Prudential Financial, Inc.
3.875%, 01/14/2015	220,000	231,205
4.750%, 04/01/2014 to 09/17/2015	1,090,000	1,174,149
5.375%, 06/21/2020	440,000	475,618
Realty Income Corp.
5.950%, 09/15/2016	135,000	149,459
Regency Centers LP
4.800%, 04/15/2021	250,000	249,650
Royal Bank of Canada
2.100%, 07/29/2013	1,190,000	1,225,420
Simon Property Group LP
5.650%, 02/01/2020	650,000	724,698
5.875%, 03/01/2017	245,000	281,527
SLM Corp.
8.000%, 03/25/2020	600,000	595,320
State Street Corp.
2.150%, 04/30/2012	440,000	451,441
SunTrust Banks, Inc.
6.000%, 09/11/2017	450,000	487,327
The Allstate Corp.
5.950%, 04/01/2036	455,000	498,447
7.450%, 05/16/2019	310,000	387,301
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	675,000	732,921
The Bear Stearns Companies LLC
7.250%, 02/01/2018	1,590,000	1,936,835
The Goldman Sachs Capital II (5.793% to
06/01/2012, then 3 month LIBOR
+ 0.768%)
(Q)	930,000	789,337
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	610,000	637,763
5.500%, 11/15/2014	1,060,000	1,165,238
6.125%, 02/15/2033	530,000	576,597
6.150%, 04/01/2018	1,030,000	1,142,487
6.875%, 01/15/2011	800,000	814,230
7.500%, 02/15/2019	1,600,000	1,903,608
The Royal Bank of Scotland Group PLC
4.875%, 03/16/2015	220,000	231,520
5.000%, 11/12/2013	372,000	374,796
The Travelers Companies, Inc.
5.500%, 12/01/2015	330,000	376,659
5.900%, 06/02/2019	460,000	535,227
6.250%, 06/20/2016	370,000	438,943
Toyota Motor Credit Corp.
5.450%, 05/18/2011	475,000	490,102
UBS AG/Stamford CT
5.750%, 04/25/2018	795,000	897,495
Union Bank NA
5.950%, 05/11/2016	500,000	549,984
US Bancorp
2.250%, 03/13/2012	440,000	451,063
2.450%, 07/27/2015	440,000	452,093
4.200%, 05/15/2014	310,000	339,828
US Bank NA
6.375%, 08/01/2011	400,000	419,046
US Bank NA (3.778% to 04/29/2015 then
3 month LIBOR + 2.003%)
04/29/2020	450,000	468,933
US Central Federal Credit Union
1.900%, 10/19/2012	450,000	461,510
Vornado Realty Trust
4.250%, 04/01/2015	430,000	445,186

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Wachovia Bank NA
4.875%, 02/01/2015	$1,100,000	$1,191,875
WEA Finance LLC
7.500%, 06/02/2014 (S)	900,000	1,047,770
Wells Fargo & Company
2.125%, 06/15/2012	300,000	308,330
3.000%, 12/09/2011	525,000	540,781
3.750%, 10/01/2014	920,000	975,227
5.000%, 11/15/2014	450,000	486,062
5.625%, 12/11/2017	800,000	911,190
6.375%, 08/01/2011	1,090,000	1,139,489
Wells Fargo Bank NA
5.950%, 08/26/2036	1,574,000	1,633,754
6.450%, 02/01/2011	750,000	764,006
Willis North America, Inc.
7.000%, 09/29/2019	340,000	373,741
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	450,000	497,359

		114,066,705
Health Care - 1.02%
Abbott Laboratories
4.125%, 05/27/2020	440,000	478,866
4.350%, 03/15/2014	540,000	596,782
5.875%, 05/15/2016	195,000	234,431
Aetna, Inc.
3.950%, 09/01/2020	450,000	449,363
6.000%, 06/15/2016	450,000	528,232
Amgen, Inc.
5.700%, 02/01/2019	415,000	495,948
5.750%, 03/15/2040	300,000	340,030
AstraZeneca PLC
5.900%, 09/15/2017	465,000	559,654
Baxter International, Inc.
5.900%, 09/01/2016	225,000	271,230
Bristol-Myers Squibb Company
6.800%, 11/15/2026	280,000	353,592
Covidien International Finance SA
6.000%, 10/15/2017	500,000	594,440
Eli Lilly & Company
7.125%, 06/01/2025	340,000	444,481
Express Scripts, Inc.
6.250%, 06/15/2014	300,000	344,546
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	577,000	639,931
6.375%, 05/15/2038	310,000	385,351
Howard Hughes Medical Institute
3.450%, 09/01/2014	470,000	507,508
Johnson & Johnson
5.550%, 08/15/2017	150,000	180,960
5.850%, 07/15/2038	365,000	443,323
Medtronic, Inc.
5.600%, 03/15/2019	315,000	372,852
Merck & Company, Inc.
5.300%, 12/01/2013	380,000	428,160
5.750%, 11/15/2036	600,000	703,204
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	365,000	419,008
Pharmacia Corp.
6.500%, 12/01/2018	450,000	563,542
Quest Diagnostics, Inc.
5.450%, 11/01/2015	134,000	150,952
Roche Holdings, Inc.
6.000%, 03/01/2019 (S)	330,000	399,783

359

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health Care (continued)
St. Jude Medical, Inc.
4.875%, 07/15/2019	$230,000	$259,832
UnitedHealth Group, Inc.
4.875%, 03/15/2015	48,000	52,979
5.800%, 03/15/2036	510,000	533,674
WellPoint, Inc.
6.375%, 06/15/2037	170,000	189,647
7.000%, 02/15/2019	500,000	608,855
Wyeth
5.500%, 03/15/2013	660,000	730,767
6.000%, 02/15/2036	600,000	705,894

		13,967,817
Industrials - 1.85%
3M Company
4.375%, 08/15/2013	350,000	385,609
Allied Waste North America, Inc.
6.875%, 06/01/2017	460,000	507,725
BAE Systems Holdings, Inc.
6.375%, 06/01/2019 (S)	600,000	708,165
Boeing Company
8.750%, 09/15/2031	405,000	601,451
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	370,000	406,383
7.000%, 02/01/2014	525,000	614,505
Canadian National Railway Company
6.375%, 10/15/2011	250,000	264,749
Canadian Pacific Railway Company
4.450%, 03/15/2023	470,000	479,503
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	560,000	643,884
Caterpillar, Inc.
7.900%, 12/15/2018	1,010,000	1,352,314
CSX Corp.
6.250%, 04/01/2015	625,000	731,755
7.375%, 02/01/2019	450,000	564,925
Danaher Corp.
5.400%, 03/01/2019	310,000	364,401
Emerson Electric Company
4.875%, 10/15/2019	340,000	387,203
FedEx Corp.
8.000%, 01/15/2019	225,000	292,117
GATX Corp.
4.750%, 05/15/2015	330,000	352,982
General Dynamics Corp.
5.250%, 02/01/2014	395,000	445,987
General Electric Capital Corp.
2.200%, 06/08/2012	450,000	462,636
3.000%, 12/09/2011	525,000	540,970
5.625%, 09/15/2017	1,735,000	1,938,224
6.750%, 03/15/2032	980,000	1,089,504
General Electric Company
5.000%, 02/01/2013	1,425,000	1,547,594
Honeywell International, Inc.
3.875%, 02/15/2014	445,000	485,112
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	450,000	546,422
Koninklijke Philips Electronics NV
6.875%, 03/11/2038	500,000	631,156
L-3 Communications Corp.
4.750%, 07/15/2020	300,000	314,599
Lockheed Martin Corp., Series B
6.150%, 09/01/2036	300,000	354,676
Norfolk Southern Corp.
5.900%, 06/15/2019	300,000	356,701

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Norfolk Southern Corp. (continued)
7.050%, 05/01/2037	$430,000	$552,759
Northrop Grumman Systems Corp.
7.750%, 03/01/2016	350,000	442,265
Pitney Bowes, Inc.
6.250%, 03/15/2019	250,000	280,074
Roper Industries, Inc.
6.250%, 09/01/2019	220,000	254,627
Siemens Financierings NV
6.125%, 08/17/2026 (S)	354,000	416,059
Snap-On, Inc.
6.125%, 09/01/2021	470,000	527,896
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	590,000	663,781
Tyco International Finance SA
8.500%, 01/15/2019	320,000	424,082
Union Pacific Corp.
4.000%, 02/01/2021	440,000	455,893
6.625%, 02/01/2029	390,000	468,071
United Parcel Service, Inc.
5.500%, 01/15/2018	320,000	379,054
United Technologies Corp.
5.375%, 12/15/2017	415,000	487,487
6.125%, 02/01/2019	1,310,000	1,620,702
Waste Management, Inc.
6.125%, 11/30/2039	330,000	365,425
7.375%, 03/11/2019	615,000	770,837

		25,480,264
Information Technology - 0.73%
Cisco Systems, Inc.
5.500%, 02/22/2016	300,000	354,062
5.900%, 02/15/2039	530,000	612,518
Computer Sciences Corp.
6.500%, 03/15/2018	600,000	688,912
Dell, Inc.
4.700%, 04/15/2013	450,000	490,160
5.400%, 09/10/2040	450,000	447,336
5.875%, 06/15/2019	300,000	348,115
Hewlett-Packard Company
2.125%, 09/13/2015	450,000	454,113
4.750%, 06/02/2014	475,000	532,609
5.500%, 03/01/2018	250,000	295,190
International Business Machines Corp.
5.600%, 11/30/2039	385,000	443,036
6.500%, 10/15/2013	1,045,000	1,214,767
Microsoft Corp.
2.950%, 06/01/2014	445,000	471,968
Motorola, Inc.
6.000%, 11/15/2017	340,000	379,504
Oracle Corp.
5.750%, 04/15/2018	570,000	677,739
6.125%, 07/08/2039	430,000	511,493
Science Applications International Corp.
5.500%, 07/01/2033	300,000	300,552
Tyco Electronics Group SA
6.550%, 10/01/2017	600,000	701,683
Xerox Corp.
5.650%, 05/15/2013	500,000	547,733
6.750%, 12/15/2039	430,000	508,480

		9,979,970
Materials - 0.85%
Agrium, Inc.
6.750%, 01/15/2019	490,000	579,612

360

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)

6.750%, 07/15/2018	$485,000	$522,647
Anglo American Capital
9.375%, 04/08/2019 (S)	600,000	808,981
ArcelorMittal
5.375%, 06/01/2013	990,000	1,063,052
6.125%, 06/01/2018	620,000	670,457
BHP Billiton Finance
6.500%, 04/01/2019	500,000	613,664
6.750%, 11/01/2013	159,000	183,269
Commercial Metals Company
7.350%, 08/15/2018	450,000	487,674
CRH America, Inc.
8.125%, 07/15/2018	330,000	397,922
E.I. Du Pont de Nemours & Company
3.625%, 01/15/2021	1,410,000	1,432,460
5.875%, 01/15/2014	395,000	452,089
International Paper Company
8.700%, 06/15/2038	250,000	319,407
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	130,000	138,177
Praxair, Inc.
4.375%, 03/31/2014	620,000	681,877
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	360,000	413,038
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	434,000	523,301
Teck Resources, Ltd.
10.750%, 05/15/2019	179,000	225,415
The Dow Chemical Company
5.700%, 05/15/2018	230,000	250,066
5.900%, 02/15/2015	350,000	390,430
9.400%, 05/15/2039	250,000	353,871
Vale Overseas, Ltd.
6.250%, 01/23/2017	800,000	915,635
6.875%, 11/10/2039	240,000	274,993

		11,698,037
Telecommunication Services - 1.53%
America Movil SAB de CV
5.000%, 03/30/2020	920,000	992,103
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	240,000	265,127
AT&T Corp.
8.000%, 11/15/2031	13,000	17,386
AT&T, Inc.
5.350%, 09/01/2040 (S)	435,000	436,919
5.625%, 06/15/2016	400,000	464,794
6.300%, 01/15/2038	1,150,000	1,298,531
6.700%, 11/15/2013	685,000	793,203
7.875%, 03/01/2011	450,000	463,433
BellSouth Corp.
6.875%, 10/15/2031	735,000	850,938
British Telecommunications PLC
5.950%, 01/15/2018	270,000	300,975
9.875%, 12/15/2030	250,000	348,018
CenturyTel, Inc.
7.600%, 09/15/2039	310,000	303,245
COX Communications, Inc.
9.375%, 01/15/2019 (S)	605,000	818,901
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	725,000	1,014,962
France Telecom SA
8.500%, 03/01/2031	460,000	665,178

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
NBC Universal, Inc.
5.150%, 04/30/2020 (S)	$450,000	$485,967
Qwest Corp.
8.375%, 05/01/2016	510,000	603,075
Rogers Cable, Inc.
7.875%, 05/01/2012	455,000	502,398
Telecom Italia Capital SA
5.250%, 11/15/2013	730,000	784,378
7.721%, 06/04/2038	450,000	508,055
Telefonica Emisiones SAU
6.221%, 07/03/2017	210,000	245,162
Telefonica Europe BV
8.250%, 09/15/2030	500,000	658,667
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019	440,000	480,857
Verizon Communications, Inc.
5.250%, 04/15/2013	1,025,000	1,131,160
6.100%, 04/15/2018	675,000	802,590
6.900%, 04/15/2038	1,335,000	1,622,466
Verizon Global Funding Corp.
7.375%, 09/01/2012	450,000	504,300
Verizon Wireless Capital LLC
7.375%, 11/15/2013	470,000	556,218
8.500%, 11/15/2018	380,000	517,355
Vodafone Group PLC
3.375%, 11/24/2015	1,100,000	1,154,230
5.375%, 01/30/2015	795,000	895,642
5.450%, 06/10/2019	480,000	555,397

		21,041,630
Utilities - 1.70%
Ameren Illinois Company
6.250%, 04/01/2018	600,000	685,826
Carolina Power & Light Company
5.300%, 01/15/2019	225,000	261,438
Consolidated Edison Company of New
York, Inc.
6.650%, 04/01/2019	930,000	1,169,299
7.125%, 12/01/2018	390,000	501,716
Constellation Energy Group, Inc.
7.600%, 04/01/2032	180,000	221,038
Dominion Resources, Inc.
5.000%, 03/15/2013	410,000	447,054
5.200%, 08/15/2019	710,000	811,771
DTE Energy Company
6.350%, 06/01/2016	330,000	386,161
Duke Energy Carolinas LLC
5.625%, 11/30/2012	400,000	437,336
6.000%, 01/15/2038	300,000	354,921
7.000%, 11/15/2018	390,000	497,716
E.ON International Finance BV
5.800%, 04/30/2018 (S)	595,000	704,000
Enel Finance International SA
5.125%, 10/07/2019 (S)	670,000	710,449
6.000%, 10/07/2039 (S)	220,000	227,400
6.250%, 09/15/2017 (S)	250,000	283,499
Entergy Corpentergy Corp.
5.125%, 09/15/2020	470,000	468,393
Entergy Texas, Inc.
7.125%, 02/01/2019	225,000	274,893
Exelon Generation Company LLC
4.000%, 10/01/2020	1,000,000	1,000,895
6.250%, 10/01/2039	220,000	235,755
FirstEnergy Corp.
6.450%, 11/15/2011	9,000	9,431

361

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp. (continued)
7.375%, 11/15/2031	$450,000	$488,838
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	350,000	373,855
Florida Power & Light Company
5.650%, 02/01/2037	460,000	518,796
FPL Group Capital, Inc.
7.875%, 12/15/2015	395,000	492,343
Georgia Power Company
4.250%, 12/01/2019	220,000	236,950
5.950%, 02/01/2039	455,000	528,487
Indiana Michigan Power Company
6.050%, 03/15/2037	445,000	492,842
Israel Electric Corp., Ltd.
7.250%, 01/15/2019 (S)	520,000	588,332
Kansas City Power & Light Company
7.150%, 04/01/2019	630,000	780,928
KeySpan Corp.
8.000%, 11/15/2030	455,000	603,071
NiSource Finance Corp.
6.800%, 01/15/2019	500,000	593,075
Oncor Electric Delivery Company
7.500%, 09/01/2038	260,000	338,689
Pacific Gas & Electric Company
3.500%, 10/01/2020	450,000	445,543
6.050%, 03/01/2034	390,000	442,009
6.250%, 12/01/2013	620,000	707,635
PacifiCorp
6.000%, 01/15/2039	450,000	529,918
Peco Energy Company
5.000%, 10/01/2014	600,000	677,286
Pennsylvania Electric Company
5.200%, 04/01/2020	450,000	491,583
Progress Energy, Inc.
7.050%, 03/15/2019	600,000	743,686
Public Service Electric & Gas Company
6.330%, 11/01/2013	525,000	601,107
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	545,000	597,336
Southern Company
2.375%, 09/15/2015	790,000	797,549
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	355,000	459,293
Virginia Electric and Power Company
3.450%, 09/01/2022	450,000	451,433
8.875%, 11/15/2038	240,000	365,142
Wisconsin Electric Power Company
6.000%, 04/01/2014	360,000	416,862

		23,451,579

TOTAL CORPORATE BONDS (Cost $261,844,073)		$294,311,107

MUNICIPAL BONDS - 0.54%
California - 0.12%
State of California
7.500%, 04/01/2034	1,040,000	1,145,685
University of California
5.770%, 05/15/2043	500,000	526,655

		1,672,340
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	240,000	248,909

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Georgia - 0.03%
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	$450,000	$482,904
Illinois - 0.09%
Illinois State Toll Highway Authority
6.184%, 01/01/2034	300,000	320,157
State of Illinois
5.100%, 06/01/2033	570,000	480,322
7.350%, 07/01/2035	420,000	432,323

		1,232,802
Maryland - 0.03%
Maryland State Transportation Authority
5.888%, 07/01/2043	430,000	474,084
New York - 0.07%
New York State Dormitory Authority
5.628%, 03/15/2039	470,000	493,425
New York State Urban Development Corp.
5.770%, 03/15/2039	440,000	471,596

		965,021
North Carolina - 0.03%
North Carolina Turnpike Authority
6.700%, 01/01/2039	400,000	442,064
Texas - 0.07%
State of Texas
5.517%, 04/01/2039	380,000	429,780
Texas State Transportation
Commission, Series B
5.178%, 04/01/2030	450,000	484,461

		914,241
Utah - 0.06%
State of Utah
3.539%, 07/01/2025	560,000	561,193
4.554%, 07/01/2024	220,000	238,612

		799,805
Washington - 0.02%
State of Washington
5.481%, 08/01/2039	220,000	241,833

TOTAL MUNICIPAL BONDS (Cost $7,100,730)		$7,474,003

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.78%
Commercial & Residential - 3.78%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3,
4.128%, 07/10/2042	56,815	56,800
Series 2004-6, Class A3,
4.512%, 12/10/2042	1,270,000	1,309,570
Series 2006-5, Class A3,
5.390%, 09/10/2047	880,000	953,258
Series 2006-1, Class AM,
5.421%, 09/10/2045 (P)	200,000	199,140
Series 2006-4, Class A4,
5.634%, 07/10/2046	580,000	627,775
Series 2006-3, Class A4,
5.889%, 07/10/2044 (P)	1,300,000	1,383,757
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2005-T20, Class A3,
5.296%, 10/12/2042 (P)	1,000,000	1,040,794
Series 2006-PW11, Class AM,
5.623%, 03/11/2039 (P)	200,000	193,104

362

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Bear Stearns Commercial Mortgage Securities,
Inc. (continued)
Series 2006-PW12, Class A4,
5.907%, 09/11/2038 (P)	$745,000	$831,615
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.919%, 03/15/2049 (P)	188,252	190,584
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2006-CD2, Class A4,
5.548%, 01/15/2046 (P)	1,310,000	1,411,879
Series 2006-CD2, Class AM,
5.595%, 01/15/2046 (P)	200,000	190,819
Series 2006-CD3, Class A5,
5.617%, 10/15/2048	1,680,000	1,828,234
Commercial Mortgage Pass Through
Certificates, Series 2004-LB4A, Class A4
4.584%, 10/15/2037	1,680,000	1,719,037
CS First Boston Mortgage Securities Corp.,
Series 2005-C3, Class A3
4.645%, 07/15/2037	390,000	404,657
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2,
4.353%, 06/10/2048	732,903	742,443
Series 2004-C3, Class A2,
4.433%, 07/10/2039	239,327	242,028
Series 2005-C1, Class A3,
4.578%, 06/10/2048	620,000	643,002
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A4,
5.023%, 04/10/2040	1,840,000	1,997,673
Series 2004-C2, Class A3,
5.134%, 08/10/2038	1,880,000	2,006,432
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4
6.002%, 08/10/2045 (P)	2,550,000	2,664,332
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	2,065,000	2,205,575
Series 2004-CBX, Class A6,
4.899%, 01/12/2037	1,170,000	1,228,711
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	940,000	1,012,761
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	535,000	551,145
Series 2005-LDP5, Class A4,
5.363%, 12/15/2044 (P)	860,000	946,958
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	485,000	479,794
Series 2006-LDP8, Class A3B,
5.447%, 05/15/2045	205,000	217,579
Series 2005-CB13, Class A3A1,
5.459%, 01/12/2043 (P)	500,000	520,544
Series 2006-CB14, Class A3A,
5.491%, 12/12/2044 (P)(S)	1,860,000	1,953,220
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.152%, 07/15/2044 (P)	1,290,000	1,356,768
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A2,
4.310%, 02/15/2030	172,740	173,307
Series 2006-C7, Class A3,
5.347%, 11/15/2038	2,068,000	2,212,431

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
LB-UBS Commercial Mortgage
Trust (continued)
Series 2007-C2, Class A3,
5.430%, 02/15/2040	$1,400,000	$1,464,168
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%, 02/12/2051	460,000	490,284
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A1,
5.773%, 06/12/2046 (P)	31,995	32,097
Series 2007-8, Class A2,
6.126%, 08/12/2049 (P)	2,450,000	2,648,371
Morgan Stanley Capital I
Series 2004-HQ3, Class A4,
4.800%, 01/13/2041	1,890,000	2,030,251
Series 2005-HQ6, Class A2A,
4.882%, 08/13/2042	1,440,420	1,471,461
Series 2006-T21, Class A2,
5.090%, 10/12/2052	362,566	365,227
Series 2007-T25, Class A3,
5.514%, 11/12/2049 (P)	2,940,000	3,216,040
Series 2006-IQ11, Class A2,
5.693%, 10/15/2042 (P)	901,031	916,580
Series 2007-T27, Class A4,
5.802%, 06/11/2042 (P)	3,580,000	3,970,111
Series 2006-T23, Class A2,
5.912%, 08/12/2041 (P)	640,000	692,319
Morgan Stanley Dean Witter Capital I,
Series 2001-IQA, Class A3
5.720%, 12/18/2032	29,087	29,294
Wachovia Bank Commercial Mortgage Trust
Series 2004-C12, Class A2,
5.001%, 07/15/2041	321,410	326,834
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	750,000	811,372
Series 2006-C24, Class A2,
5.506%, 03/15/2045	18,975	19,128

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $44,081,346)		$51,979,263

ASSET BACKED SECURITIES - 0.22%
American Express Credit Account Master
Trust, Series 2006-2, Class A
5.350%, 01/15/2014	960,000	993,351
Chase Issuance Trust,
Series 2008-A4, Class A4
4.650%, 03/15/2015	885,000	964,750
Credit-Based Asset Servicing and
Securitization, Series 2006-CB2, Class AF2
5.501%, 12/25/2036	87,328	62,242
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	890,000	902,256
Renaissance Home Equity Loan Trust,
Series 2006-1, Class AF3
5.608%, 05/25/2036	84,009	71,472

TOTAL ASSET BACKED SECURITIES (Cost $2,984,248)		$2,994,071

363

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 1.34%
Short-Term Securities* - 1.34%
State Street Institutional US Government
Money Market Fund, 0.1119% (Y)	$18,403,174	$18,403,174

TOTAL SHORT-TERM INVESTMENTS (Cost $18,403,174)		$18,403,174

Total Investments (Total Bond Market Trust A)
(Cost $1,289,897,578) - 100.06%		$1,375,406,943
Other assets and liabilities, net - (0.06%)		(782,307)

TOTAL NET ASSETS - 100.00%		$1,374,624,636

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 67.75%
U.S. Treasury Bonds - 10.80%
3.000%, 02/28/2017	$1,300,000	$1,398,414
3.875%, 08/15/2040	400,000	413,437
4.250%, 05/15/2039	310,000	340,806
4.375%, 02/15/2038	355,000	400,041
4.625%, 02/15/2040	1,400,000	1,635,375
6.750%, 08/15/2026	775,000	1,127,020
7.500%, 11/15/2016	1,270,000	1,700,907
7.875%, 02/15/2021	1,100,000	1,630,234
8.750%, 08/15/2020	1,400,000	2,163,437
9.250%, 02/15/2016	3,550,000	4,998,567
11.250%, 02/15/2015	2,010,000	2,884,350

		18,692,588
U.S. Treasury Notes - 23.01%
0.625%, 07/31/2012	8,000,000	8,033,440
0.750%, 09/15/2013	400,000	401,313
1.000%, 12/31/2011 to 04/30/2012	4,700,000	4,741,814
1.125%, 12/15/2012	2,400,000	2,433,938
1.375%, 02/15/2013	700,000	714,164
1.500%, 12/31/2013	500,000	512,539
1.750%, 01/31/2014	1,760,000	1,818,025
1.875%, 02/28/2014 to 04/30/2014	1,370,000	1,420,821
2.000%, 11/30/2013	3,000,000	3,122,814
2.125%, 11/30/2014 to 05/31/2015	2,500,000	2,611,155
2.750%, 11/30/2016	1,400,000	1,487,937
3.125%, 10/31/2016 to 05/15/2019	1,200,000	1,284,563
3.250%, 06/30/2016	4,450,000	4,872,750
3.375%, 11/15/2019	250,000	269,375
3.500%, 05/15/2020	1,100,000	1,194,105
3.625%, 08/15/2019 to 02/15/2020	2,560,000	2,810,702
4.250%, 11/15/2017	1,100,000	1,272,993
5.000%, 08/15/2011	785,000	817,688

		39,820,136
Federal Farm Credit Bank - 0.39%
3.875%, 10/07/2013	305,000	332,635
4.875%, 12/16/2015	300,000	347,450

		680,085
Federal Home Loan Bank - 0.96%
3.875%, 06/14/2013	1,320,000	1,430,180
5.500%, 07/15/2036	190,000	232,432

		1,662,612
Federal Home Loan Mortgage Corp. - 5.71%
4.500%, 05/01/2024 to 10/01/2033	399,693	420,070

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.000%, 06/01/2023 to 09/01/2039	$1,627,960	$1,722,372
5.500%, 08/23/2017 to 01/01/2038	2,023,153	2,228,679
5.660%, 02/01/2037 (P)	609,752	650,717
5.750%, 01/15/2012	1,200,000	1,281,175
5.937%, 08/01/2037 (P)	1,425,257	1,500,366
6.000%, 06/15/2011 to 06/01/2022	532,586	556,458
6.250%, 07/15/2032	450,000	604,247
6.500%, 07/01/2016 to 09/01/2038	676,788	738,138
7.000%, 02/01/2016 to 04/01/2032	112,682	125,164
7.500%, 02/01/2016 to 03/01/2032	44,924	51,424
8.000%, 02/01/2030	6,594	7,614

		9,886,424
Federal National Mortgage Association - 22.67%
2.573%, 01/01/2035 (P)	1,713,434	1,777,296
3.250%, 04/09/2013	1,000,000	1,064,501
4.000%, 11/01/2010 to 10/01/2040	1,128,962	1,180,633
4.500%, 12/01/2020 to 01/01/2040	6,383,092	6,704,755
5.000%, 07/01/2020 to 12/01/2034	6,788,113	7,211,920
5.404%, 04/01/2036 (P)	200,493	212,272
5.500%, 08/01/2021 to 09/01/2036	8,846,549	9,483,898
5.589%, 04/01/2037 (P)	2,257,910	2,390,311
6.000%, 10/01/2013 to 08/01/2036	4,022,284	4,382,332
6.125%, 03/15/2012	1,300,000	1,406,304
6.250%, 05/15/2029	415,000	542,508
6.500%, 02/01/2015 to 02/01/2036	1,387,867	1,530,742
7.000%, 12/01/2012 to 10/01/2032	234,635	258,703
7.125%, 01/15/2030	209,000	298,943
7.250%, 05/15/2030	450,000	654,867
7.500%, 10/01/2015 to 08/01/2031	81,902	93,265
8.000%, 08/01/2030 to 09/01/2031	28,966	33,313
8.500%, 09/01/2030	4,681	5,410

		39,231,973
Government National Mortgage Association - 3.88%
4.500%, 05/15/2019 to 07/20/2035	137,379	146,493
5.000%, 05/15/2018 to 11/20/2038	956,794	1,024,379
5.500%, 11/15/2032 to 01/15/2039	2,584,339	2,788,835
6.000%, 04/15/2017 to 10/15/2038	1,813,272	1,975,705
6.500%, 01/15/2016 to 12/15/2038	495,064	548,925
7.000%, 08/15/2029 to 05/15/2032	145,630	162,644
7.500%, 08/15/2029 to 01/15/2031	39,271	44,911
8.000%, 04/15/2031	9,773	11,308
8.500%, 09/15/2030	6,542	7,641
9.000%, 01/15/2031	3,877	4,596

		6,715,437
The Financing Corp. - 0.13%
8.600%, 09/26/2019	150,000	216,810
Tennessee Valley Authority - 0.20%
6.750%, 11/01/2025	260,000	350,653

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $108,835,611)		$117,256,718

FOREIGN GOVERNMENT
OBLIGATIONS - 2.44%
Brazil - 0.39%
Federative Republic of Brazil
5.875%, 01/15/2019	105,000	123,113
6.000%, 01/17/2017	410,000	477,650
7.125%, 01/20/2037	50,000	65,750

		666,513

364

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada - 0.92%
Export Development Canada
3.500%, 05/16/2013	$95,000	$101,711
Government of Canada
5.125%, 01/26/2017	85,000	98,995
5.200%, 02/21/2017	80,000	93,765
6.500%, 01/15/2026	100,000	133,283
7.125%, 02/09/2024	150,000	207,198
7.500%, 07/15/2023	100,000	140,071
9.625%, 12/01/2018	300,000	439,136
Hydro-Quebec
8.400%, 01/15/2022	100,000	145,362
Province of Ontario
4.500%, 02/03/2015	200,000	224,958

		1,584,479
Chile - 0.04%
Republic of Chile
3.875%, 08/05/2020	60,000	62,273
Israel - 0.11%
Government of Israel
5.125%, 03/26/2019	90,000	99,608
5.500%, 09/18/2023	75,000	92,553

		192,161
Italy - 0.21%
Republic of Italy
6.875%, 09/27/2023	300,000	363,868
Japan - 0.13%
Development Bank of Japan
5.125%, 02/01/2017	100,000	116,819
Japan Finance Corp. Municipal Enterprises
4.625%, 04/21/2015	100,000	113,161

		229,980
Mexico - 0.28%
Government of Mexico, Note
5.950%, 03/19/2019	415,000	487,003
Norway - 0.05%
Eksportfinans AS
5.500%, 06/26/2017	80,000	94,524
Panama - 0.04%
Republic of Panama
6.700%, 01/26/2036	60,000	73,650
Peru - 0.09%
Republic of Peru
7.125%, 03/30/2019	120,000	150,300
South Africa - 0.06%
Republic of South Africa
5.500%, 03/09/2020	100,000	111,750
Sweden - 0.12%
Svensk Exportkredit AB
3.250%, 09/16/2014	130,000	138,610
4.875%, 09/29/2011	65,000	67,794

		206,404

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,733,729)		$4,222,905

CORPORATE BONDS - 23.32%
Consumer Discretionary - 1.40%
British Sky Broadcasting Group PLC
9.500%, 11/15/2018 (S)	100,000	136,528

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
CBS Corp.
8.875%, 05/15/2019	$80,000	$104,284
Comcast Corp.
5.700%, 07/01/2019	80,000	91,791
DirecTV Holdings LLC
7.625%, 05/15/2016	140,000	156,100
Discovery Communications LLC
5.625%, 08/15/2019	60,000	67,593
Grupo Televisa SA
6.625%, 01/15/2040	40,000	45,497
Home Depot, Inc.
5.875%, 12/16/2036	70,000	74,626
Lowe’s Companies, Inc.
6.100%, 09/15/2017	180,000	218,556
McDonald’s Corp.
5.000%, 02/01/2019	50,000	57,832
News America, Inc.
6.650%, 11/15/2037	175,000	201,301
Target Corp.
6.500%, 10/15/2037	100,000	122,429
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	125,936
The Sherwin-Williams Company
3.125%, 12/15/2014	30,000	31,803
The Walt Disney Company
5.625%, 09/15/2016	90,000	108,274
Time Warner Companies, Inc.
7.250%, 10/15/2017	100,000	122,770
Time Warner Entertainment Company LP
8.375%, 07/15/2033	200,000	259,141
Time Warner, Inc.
7.625%, 04/15/2031	75,000	92,967
Toll Brothers Finance Corp.
6.750%, 11/01/2019	40,000	41,394
Viacom, Inc.
4.250%, 09/15/2015	40,000	42,966
6.250%, 04/30/2016	125,000	146,671
Vivendi SA
5.750%, 04/04/2013 (S)	55,000	59,880
Yum! Brands, Inc.
6.250%, 03/15/2018	90,000	107,370

		2,415,709
Consumer Staples - 2.12%
Altria Group, Inc.
8.500%, 11/10/2013	80,000	95,802
9.250%, 08/06/2019	160,000	214,474
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019 (S)	120,000	149,340
7.750%, 01/15/2019 (S)	105,000	136,207
Bottling Group LLC
5.125%, 01/15/2019	105,000	120,497
Brown-Forman Corp.
5.000%, 02/01/2014	105,000	115,253
Clorox Company
5.950%, 10/15/2017	95,000	112,478
Coca-Cola Enterprises, Inc.
8.500%, 02/01/2022	110,000	156,700
ConAgra Foods, Inc.
5.819%, 06/15/2017	62,000	71,743
9.750%, 03/01/2021	63,000	88,494
CVS Caremark Corp.
6.125%, 08/15/2016	105,000	124,010
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	98,035	121,500

365

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Staples (continued)
Diageo Capital PLC
4.828%, 07/15/2020	$95,000	$106,684
General Mills, Inc.
5.650%, 02/15/2019	85,000	99,556
Kellogg Company
4.150%, 11/15/2019	30,000	32,557
Kimberly-Clark Corp.
7.500%, 11/01/2018	80,000	105,300
Kraft Foods, Inc.
6.125%, 02/01/2018	90,000	106,110
6.750%, 02/19/2014	85,000	98,862
6.875%, 02/01/2038	40,000	48,505
Mead Johnson Nutrition Company
4.900%, 11/01/2019	30,000	32,995
PepsiCo, Inc.
5.500%, 01/15/2040	60,000	68,709
7.900%, 11/01/2018	80,000	106,582
Philip Morris International, Inc.
6.875%, 03/17/2014	90,000	106,142
Ralcorp Holdings, Inc.
6.625%, 08/15/2039	70,000	76,063
SABMiller PLC
6.500%, 07/15/2018 (S)	90,000	108,323
Safeway, Inc.
6.350%, 08/15/2017	135,000	159,545
Tate & Lyle International Finance PLC
5.000%, 11/15/2014 (S)	90,000	95,478
Tesco PLC
6.150%, 11/15/2037 (S)	100,000	119,316
The Kroger Company
3.900%, 10/01/2015	40,000	43,431
6.400%, 08/15/2017	100,000	119,551
Wal-Mart Stores, Inc.
4.125%, 02/01/2019	100,000	109,510
6.200%, 04/15/2038	125,000	150,706
7.550%, 02/15/2030	110,000	148,874
Walgreen Company
5.250%, 01/15/2019	105,000	122,032

		3,671,329
Energy - 2.70%
Apache Corp.
6.000%, 09/15/2013	75,000	84,222
Boardwalk Pipelines LP
5.750%, 09/15/2019	60,000	66,543
BP Capital Markets PLC
5.250%, 11/07/2013	80,000	87,136
Cameron International Corp.
7.000%, 07/15/2038	20,000	23,106
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	70,000	80,452
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	46,866
CenterPoint Energy Resources Corp.
7.875%, 04/01/2013	90,000	103,642
Chevron Corp.
4.950%, 03/03/2019	90,000	104,629
ConocoPhillips
5.750%, 02/01/2019	100,000	119,952
DCP Midstream LLC
9.700%, 12/01/2013 (S)	90,000	110,294
9.750%, 03/15/2019 (S)	95,000	126,398
Devon Financing Corp.
6.875%, 09/30/2011	100,000	105,792
7.875%, 09/30/2031	40,000	53,570

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Enbridge Energy Partners LP
9.875%, 03/01/2019	$125,000	$170,434
EnCana Corp.
6.500%, 08/15/2034	125,000	145,355
Enterprise Products Operating LLC
6.650%, 04/15/2018	40,000	47,335
9.750%, 01/31/2014	60,000	73,494
GlobalSantaFe Corp.
5.000%, 02/15/2013	100,000	104,441
Hess Corp.
8.125%, 02/15/2019	60,000	78,889
Kinder Morgan Energy Partners LP
5.850%, 09/15/2012	80,000	86,366
6.500%, 09/01/2039	40,000	43,249
7.300%, 08/15/2033	80,000	92,838
9.000%, 02/01/2019	60,000	78,135
Marathon Oil Corp.
6.000%, 10/01/2017	34,000	39,568
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	134,357
Nexen, Inc.
6.200%, 07/30/2019	120,000	140,237
Noble Holding International, Ltd.
7.375%, 03/15/2014	100,000	117,074
ONEOK Partners LP
6.650%, 10/01/2036	85,000	95,379
Pemex Project Funding Master Trust
7.375%, 12/15/2014	260,000	298,760
Petro-Canada
5.950%, 05/15/2035	70,000	74,314
6.050%, 05/15/2018	125,000	145,505
Petrobras International Finance Company
8.375%, 12/10/2018	90,000	112,664
Petroleos Mexicanos
5.500%, 01/21/2021	70,000	74,423
Plains All American Pipeline LP
8.750%, 05/01/2019	60,000	76,153
Rockies Express Pipeline LLC
3.900%, 04/15/2015 (S)	60,000	60,049
San Diego Gas & Electric
Company, Series FFF
6.125%, 09/15/2037	60,000	73,941
Shell International Finance BV
6.375%, 12/15/2038	90,000	114,077
Statoil ASA
3.125%, 08/17/2017	30,000	31,205
Talisman Energy, Inc.
6.250%, 02/01/2038	110,000	120,919
The Williams Companies, Inc.
7.875%, 09/01/2021	60,000	72,841
Tosco Corp.
8.125%, 02/15/2030	110,000	150,625
Total Capital SA
3.125%, 10/02/2015	40,000	42,147
4.250%, 12/15/2021	60,000	65,302
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	85,000	93,254
Valero Energy Corp.
6.125%, 06/15/2017	100,000	110,597
Weatherford International, Ltd.
5.500%, 02/15/2016	120,000	131,460
Williams Partners LP
5.250%, 03/15/2020	90,000	97,822

366

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
XTO Energy, Inc.
5.500%, 06/15/2018	$135,000	$161,720

		4,667,531
Financials - 8.71%
AEGON Funding Company LLC
5.750%, 12/15/2020	50,000	54,536
African Development Bank
6.875%, 10/15/2015	35,000	42,654
Allied World Assurance Holdings, Ltd.
7.500%, 08/01/2016	115,000	130,070
American Express Bank FSB
3.150%, 12/09/2011	250,000	257,775
American Express Company
8.125%, 05/20/2019	50,000	64,570
American Express Credit Corp., Series C
7.300%, 08/20/2013	100,000	114,950
American International Group, Inc.
5.450%, 05/18/2017	120,000	122,100
Asian Development Bank
5.593%, 07/16/2018	250,000	304,652
Bank of America Corp.
2.100%, 04/30/2012	205,000	210,073
3.125%, 06/15/2012	125,000	130,253
5.420%, 03/15/2017	100,000	102,440
6.500%, 08/01/2016	80,000	89,996
Barclays Bank PLC
5.125%, 01/08/2020	100,000	108,115
5.450%, 09/12/2012	105,000	113,713
BB&T Corp.
5.200%, 12/23/2015	105,000	115,567
Berkshire Hathaway Finance Corp.
5.400%, 05/15/2018	105,000	120,058
Berkshire Hathaway, Inc.
3.200%, 02/11/2015	120,000	127,314
BRE Properties, Inc.
5.200%, 03/15/2021	60,000	61,098
Capital One Financial Corp.
5.700%, 09/15/2011	80,000	83,378
7.375%, 05/23/2014	110,000	128,450
Chubb Corp.
5.750%, 05/15/2018	50,000	57,864
Citigroup Funding, Inc.
1.875%, 11/15/2012	70,000	71,761
Citigroup, Inc.
2.125%, 04/30/2012	210,000	215,345
2.875%, 12/09/2011	250,000	257,238
5.500%, 04/11/2013	125,000	134,135
5.875%, 02/22/2033	220,000	210,624
8.500%, 05/22/2019	80,000	98,907
CNA Financial Corp.
7.350%, 11/15/2019	60,000	67,460
Credit Suisse AG
5.400%, 01/14/2020	60,000	64,005
Credit Suisse First Boston USA, Inc.
4.875%, 01/15/2015	125,000	138,061
6.500%, 01/15/2012	200,000	213,993
Credit Suisse Guernsey, Ltd. (5.860% to
05/01/2017, then 3 month LIBOR
+ 1.690%)
(Q)	90,000	85,556
Deutsche Bank AG
3.875%, 08/18/2014	130,000	139,066
4.875%, 05/20/2013	210,000	228,157

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services
10.250%, 07/15/2019	$120,000	$153,729
Dresdner Bank AG
7.250%, 09/15/2015	80,000	90,116
ERAC USA Finance LLC
5.250%, 10/01/2020 (S)	60,000	64,086
European Investment Bank
2.375%, 03/14/2014	210,000	219,127
4.625%, 05/15/2014 to 10/20/2015	305,000	345,802
4.875%, 01/17/2017	200,000	233,723
FIH Erhvervsbank A/S
2.450%, 08/17/2012 (S)	70,000	71,783
FleetBoston Financial Corp.
6.700%, 07/15/2028	125,000	130,868
General Electric Capital Corp.
6.000%, 08/07/2019	60,000	67,511
6.875%, 01/10/2039	105,000	120,581
Harley-Davidson Funding Corp.
5.750%, 12/15/2014 (S)	60,000	64,014
Hartford Financial Services Group, Inc.
5.950%, 10/15/2036	50,000	45,867
Hospitality Properties Trust
7.875%, 08/15/2014	70,000	78,773
HSBC Holdings PLC
6.500%, 09/15/2037	205,000	229,893
Inter-American Development Bank
7.000%, 06/15/2025	60,000	81,710
International Bank for
Reconstruction & Development
8.625%, 10/15/2016	100,000	136,003
International Finance Corp.
3.500%, 05/15/2013	65,000	69,711
John Deere Capital Corp.
4.950%, 12/17/2012	172,000	186,632
JPMorgan Chase & Company
3.125%, 12/01/2011	215,000	221,651
4.750%, 05/01/2013	125,000	135,596
6.400%, 05/15/2038	125,000	149,553
Keycorp
3.750%, 08/13/2015	60,000	61,245
6.500%, 05/14/2013	125,000	137,018
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	69,860
Kreditanstalt fuer Wiederaufbau
3.250%, 03/15/2013	300,000	317,944
4.375%, 03/15/2018	360,000	410,970
5.125%, 03/14/2016	100,000	117,445
Landwirtschaftliche Rentenbank
5.125%, 02/01/2017	75,000	88,049
Lincoln National Corp.
5.650%, 08/27/2012	50,000	53,472
Marsh & McLennan Companies, Inc.
5.750%, 09/15/2015	105,000	116,191
MBNA Corp.
5.000%, 06/15/2015	250,000	265,032
Merrill Lynch & Company, Inc.
6.875%, 04/25/2018 to 11/15/2018	180,000	201,721
7.750%, 05/14/2038	125,000	144,983
MetLife, Inc.
6.817%, 08/15/2018	190,000	229,228
Moody’s Corp.
5.500%, 09/01/2020	60,000	61,897
Morgan Stanley
2.250%, 03/13/2012	100,000	102,573
3.250%, 12/01/2011	125,000	129,091

367

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
7.300%, 05/13/2019	$210,000	$241,538
Nordic Investment Bank
2.375%, 12/15/2011	125,000	128,017
Oesterreichische Kontrollbank AG
4.875%, 02/16/2016	50,000	57,166
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	62,369
PNC Funding Corp.
2.300%, 06/22/2012	125,000	128,767
4.250%, 09/21/2015	40,000	43,111
5.625%, 02/01/2017	80,000	87,381
6.700%, 06/10/2019	80,000	94,608
ProLogis
5.625%, 11/15/2016	185,000	178,187
Prudential Financial, Inc.
3.875%, 01/14/2015	30,000	31,528
4.750%, 04/01/2014 to 09/17/2015	175,000	188,505
5.375%, 06/21/2020	60,000	64,857
Royal Bank of Canada
2.100%, 07/29/2013	160,000	164,762
Simon Property Group LP
5.875%, 03/01/2017	80,000	91,927
SLM Corp.
8.000%, 03/25/2020	90,000	89,298
State Street Corp.
2.150%, 04/30/2012	90,000	92,340
SunTrust Banks, Inc.
6.000%, 09/11/2017	105,000	113,710
The Allstate Corp.
5.950%, 04/01/2036	100,000	109,549
The Bank of New York Mellon Corp.
4.500%, 04/01/2013	155,000	168,300
The Bear Stearns Companies LLC
7.250%, 02/01/2018	310,000	377,622
The Goldman Sachs Group, Inc.
3.250%, 06/15/2012	125,000	130,689
5.500%, 11/15/2014	250,000	274,820
6.125%, 02/15/2033	125,000	135,990
6.150%, 04/01/2018	185,000	205,204
7.500%, 02/15/2019	240,000	285,541
The Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	100,000	100,752
The Travelers Companies, Inc.
5.900%, 06/02/2019	80,000	93,083
Toyota Motor Credit Corp.
5.450%, 05/18/2011	95,000	98,020
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	64,041
UBS AG/Stamford CT
5.750%, 04/25/2018	185,000	208,851
US Bancorp
2.250%, 03/13/2012	100,000	102,514
2.450%, 07/27/2015	60,000	61,649
US Central Federal Credit Union
1.900%, 10/19/2012	70,000	71,790
Vornado Realty Trust
4.250%, 04/01/2015	60,000	62,119
WEA Finance LLC
7.500%, 06/02/2014 (S)	150,000	174,628
Wells Fargo & Company
3.000%, 12/09/2011	125,000	128,757
5.000%, 11/15/2014	105,000	113,414
5.625%, 12/11/2017	185,000	210,713

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
Willis North America, Inc.
7.000%, 09/29/2019	$50,000	$54,962
Xstrata Finance Canada, Ltd.
5.800%, 11/15/2016 (S)	105,000	116,050

		15,074,511
Health Care - 1.41%
Abbott Laboratories
4.125%, 05/27/2020	60,000	65,300
4.350%, 03/15/2014	120,000	132,618
Aetna, Inc.
3.950%, 09/01/2020	60,000	59,915
6.000%, 06/15/2016	105,000	123,254
Amgen, Inc.
5.700%, 02/01/2019	50,000	59,753
5.750%, 03/15/2040	40,000	45,337
AstraZeneca PLC
5.900%, 09/15/2017	105,000	126,373
Baxter International, Inc.
5.900%, 09/01/2016	50,000	60,273
Bristol-Myers Squibb Company
6.800%, 11/15/2026	55,000	69,456
Covidien International Finance SA
6.000%, 10/15/2017	110,000	130,777
Eli Lilly & Company
7.125%, 06/01/2025	80,000	104,584
GlaxoSmithKline Capital, Inc.
4.375%, 04/15/2014	105,000	116,452
6.375%, 05/15/2038	50,000	62,153
Howard Hughes Medical Institute
3.450%, 09/01/2014	70,000	75,586
Johnson & Johnson
5.850%, 07/15/2038	100,000	121,458
Merck & Company, Inc.
5.300%, 12/01/2013	270,000	304,219
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	91,837
Pharmacia Corp.
6.500%, 12/01/2018	105,000	131,493
Quest Diagnostics, Inc.
5.450%, 11/01/2015	30,000	33,795
St. Jude Medical, Inc.
4.875%, 07/15/2019	50,000	56,485
UnitedHealth Group, Inc.
4.875%, 03/15/2015	12,000	13,245
5.800%, 03/15/2036	40,000	41,857
WellPoint, Inc.
6.375%, 06/15/2037	175,000	195,225
Wyeth
5.500%, 03/15/2013	200,000	221,444

		2,442,889
Industrials - 1.91%
Allied Waste North America, Inc.
6.875%, 06/01/2017	70,000	77,263
Boeing Company
8.750%, 09/15/2031	90,000	133,656
Burlington Northern Santa Fe Corp.
4.700%, 10/01/2019	60,000	65,900
7.000%, 02/01/2014	125,000	146,311
Canadian National Railway Company
6.375%, 10/15/2011	50,000	52,950
Canadian Pacific Railway Company
4.450%, 03/15/2023	60,000	61,213

368

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar Financial Services Corp.
6.125%, 02/17/2014	$100,000	$114,979
Caterpillar, Inc.
7.900%, 12/15/2018	95,000	127,198
CSX Corp.
6.250%, 04/01/2015	100,000	117,081
7.375%, 02/01/2019	105,000	131,816
Emerson Electric Company
4.875%, 10/15/2019	80,000	91,107
FedEx Corp.
8.000%, 01/15/2019	50,000	64,915
General Dynamics Corp.
5.250%, 02/01/2014	90,000	101,617
General Electric Capital Corp.
2.200%, 06/08/2012	105,000	107,948
3.000%, 12/09/2011	125,000	128,802
5.625%, 09/15/2017	230,000	256,940
6.750%, 03/15/2032	230,000	255,700
General Electric Company
5.000%, 02/01/2013	190,000	206,346
Honeywell International, Inc.
3.875%, 02/15/2014	85,000	92,662
Ingersoll-Rand Global Holding Company, Ltd.
6.875%, 08/15/2018	110,000	133,570
Northrop Grumman Systems Corp.
7.750%, 03/01/2016	75,000	94,771
Pitney Bowes, Inc.
6.250%, 03/15/2019	50,000	56,015
Roper Industries, Inc.
6.250%, 09/01/2019	40,000	46,296
Snap-On, Inc.
6.125%, 09/01/2021	70,000	78,623
Stanley Black & Decker, Inc.
6.150%, 10/01/2013	60,000	67,503
Union Pacific Corp.
4.000%, 02/01/2021	60,000	62,167
6.625%, 02/01/2029	85,000	102,015
United Technologies Corp.
5.375%, 12/15/2017	100,000	117,467
6.125%, 02/01/2019	125,000	154,647
Waste Management, Inc.
6.125%, 11/30/2039	50,000	55,368

		3,302,846
Information Technology - 0.68%
Cisco Systems, Inc.
5.900%, 02/15/2039	80,000	92,456
Dell, Inc.
4.700%, 04/15/2013	130,000	141,602
5.400%, 09/10/2040	60,000	59,645
Hewlett-Packard Company
2.125%, 09/13/2015	60,000	60,548
4.750%, 06/02/2014	95,000	106,522
International Business Machines Corp.
6.500%, 10/15/2013	140,000	162,744
Microsoft Corp.
2.950%, 06/01/2014	80,000	84,848
Oracle Corp.
5.750%, 04/15/2018	145,000	172,407
Tyco Electronics Group SA
6.550%, 10/01/2017	200,000	233,894
Xerox Corp.
6.750%, 12/15/2039	60,000	70,951

		1,185,617

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials - 0.75%
Agrium, Inc.
6.750%, 01/15/2019	$100,000	$118,288
Alcoa, Inc.
6.750%, 07/15/2018	100,000	107,762
ArcelorMittal
5.375%, 06/01/2013	155,000	166,437
6.125%, 06/01/2018	70,000	75,697
Commercial Metals Company
7.350%, 08/15/2018	110,000	119,209
CRH America, Inc.
8.125%, 07/15/2018	50,000	60,291
E.I. Du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	182,866
5.875%, 01/15/2014	90,000	103,008
Potash Corp. of Saskatchewan, Inc.
4.875%, 03/30/2020	20,000	21,258
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	114,733
Rio Tinto Finance USA, Ltd.
6.500%, 07/15/2018	70,000	84,403
Teck Resources, Ltd.
10.750%, 05/15/2019	23,000	28,964
The Dow Chemical Company
5.700%, 05/15/2018	50,000	54,362
5.900%, 02/15/2015	60,000	66,931

		1,304,209
Telecommunication Services - 1.68%
Ameritech Capital Funding Corp.
6.875%, 10/15/2027	60,000	66,282
AT&T, Inc.
5.625%, 06/15/2016	80,000	92,959
6.700%, 11/15/2013	90,000	104,216
7.875%, 03/01/2011	5,000	5,149
BellSouth Corp.
6.875%, 10/15/2031	200,000	231,548
British Telecommunications PLC
9.875%, 12/15/2030	60,000	83,524
CenturyTel, Inc.
7.600%, 09/15/2039	50,000	48,910
COX Communications, Inc.
9.375%, 01/15/2019 (S)	125,000	169,194
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	146,000	204,391
Qwest Corp.
8.375%, 05/01/2016	70,000	82,775
Rogers Cable, Inc.
7.875%, 05/01/2012	100,000	110,417
Telecom Italia Capital SA
5.250%, 11/15/2013	170,000	182,663
7.721%, 06/04/2038	80,000	90,321
Telefonica Europe BV
8.250%, 09/15/2030	100,000	131,733
Telefonos de Mexico SAB de CV
5.500%, 11/15/2019	60,000	65,571
Verizon Communications, Inc.
5.250%, 04/15/2013	130,000	143,464
6.100%, 04/15/2018	155,000	184,298
6.900%, 04/15/2038	190,000	230,912
Verizon Wireless Capital LLC
7.375%, 11/15/2013	100,000	118,344
8.500%, 11/15/2018	60,000	81,688
Vodafone Group PLC
3.375%, 11/24/2015	160,000	167,888
5.375%, 01/30/2015	190,000	214,053

369

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.450%, 06/10/2019	$80,000	$92,565

		2,902,865
Utilities - 1.96%
Carolina Power & Light Company
5.300%, 01/15/2019	50,000	58,097
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	95,000	122,213
Dominion Resources, Inc.
5.000%, 03/15/2013	95,000	103,586
5.200%, 08/15/2019	110,000	125,767
DTE Energy Company
6.350%, 06/01/2016	60,000	70,211
Duke Energy Carolinas LLC
5.625%, 11/30/2012	100,000	109,333
6.000%, 01/15/2038	50,000	59,154
7.000%, 11/15/2018	90,000	114,857
E.ON International Finance BV
5.800%, 04/30/2018 (S)	140,000	165,647
Enel Finance International SA
5.125%, 10/07/2019 (S)	100,000	106,037
6.250%, 09/15/2017 (S)	50,000	56,700
Entergy Corpentergy Corp.
5.125%, 09/15/2020	70,000	69,761
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	61,087
Exelon Generation Company LLC
6.250%, 10/01/2039	40,000	42,865
FirstEnergy Corp.
6.450%, 11/15/2011	2,000	2,096
FirstEnergy Solutions Corp.
6.050%, 08/15/2021	60,000	64,089
Florida Power & Light Company
5.650%, 02/01/2037	60,000	67,669
FPL Group Capital, Inc.
7.875%, 12/15/2015	90,000	112,179
Georgia Power Company
5.950%, 02/01/2039	100,000	116,150
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	207,105
KeySpan Corp.
8.000%, 11/15/2030	100,000	132,543
NiSource Finance Corp.
6.800%, 01/15/2019	130,000	154,199
Oncor Electric Delivery Company
7.500%, 09/01/2038	58,000	75,554
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	59,406
6.050%, 03/01/2034	60,000	68,001
6.250%, 12/01/2013	135,000	154,082
PacifiCorp
6.000%, 01/15/2039	105,000	123,647
Pennsylvania Electric Company
5.200%, 04/01/2020	70,000	76,468
Public Service Electric & Gas Company
6.330%, 11/01/2013	120,000	137,396
Southern California Edison
Company, Series 05-E
5.350%, 07/15/2035	130,000	142,484
Southern Company
2.375%, 09/15/2015	100,000	100,956

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Utilities (continued)
Southwestern Public Service
Company, Series G
8.750%, 12/01/2018	$70,000	$90,564
Virginia Electric and Power Company
3.450%, 09/01/2022	50,000	50,159
8.875%, 11/15/2038	70,000	106,500
Wisconsin Electric Power Company
6.000%, 04/01/2014	80,000	92,636

		3,399,198

TOTAL CORPORATE BONDS (Cost $35,682,535)		$40,366,704

MUNICIPAL BONDS - 0.54%
California - 0.09%
State of California
7.500%, 04/01/2034	80,000	88,130
University of California
5.770%, 05/15/2043	70,000	73,732

		161,862
District of Columbia - 0.02%
Metropolitan Washington Airports Authority
7.462%, 10/01/2046	40,000	41,485
Illinois - 0.09%
State of Illinois
5.100%, 06/01/2033	115,000	96,907
7.350%, 07/01/2035	60,000	61,760

		158,667
Maryland - 0.04%
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	66,151
New York - 0.08%
New York State Dormitory Authority
5.628%, 03/15/2039	70,000	73,488
New York State Urban Development Corp.
5.770%, 03/15/2039	60,000	64,309

		137,797
North Carolina - 0.04%
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	66,310
Texas - 0.08%
State of Texas
5.517%, 04/01/2039	60,000	67,860
Texas State Transportation
Commission, Series B
5.178%, 04/01/2030	60,000	64,595

		132,455
Utah - 0.07%
State of Utah
3.539%, 07/01/2025	80,000	80,170
4.554%, 07/01/2024	40,000	43,384

		123,554
Washington - 0.03%
State of Washington
5.481%, 08/01/2039	40,000	43,970

TOTAL MUNICIPAL BONDS (Cost $890,702)		$932,251

370

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.69%
Commercial & Residential - 4.69%
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A4
5.634%, 07/10/2046	$210,000	$227,298
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2004-PWR3, Class A4,
4.715%, 02/11/2041	500,000	534,404
Series 2005-T20, Class A3,
5.296%, 10/12/2042 (P)	530,000	551,621
Series 2006-PW12, Class A4,
5.907%, 09/11/2038 (P)	190,000	212,090
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A1
5.919%, 03/15/2049 (P)	188,252	190,584
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD2, Class A4
5.548%, 01/15/2046 (P)	170,000	183,220
CS First Boston Mortgage Securities Corp.,
Series 2005-C3, Class A3
4.645%, 07/15/2037	60,000	62,255
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A3,
4.578%, 06/10/2048	100,000	103,710
Series 2001-2, Class A4,
6.290%, 08/11/2033	508,731	522,249
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CB8, Class A4,
4.404%, 01/12/2039	400,000	421,044
Series 2005-LDP4, Class A4,
4.918%, 10/15/2042 (P)	150,000	161,611
Series 2005-CB11, Class A3,
5.197%, 08/12/2037	325,000	334,808
Series 2005-LDP5, Class A4,
5.363%, 12/15/2044 (P)	835,000	919,430
Series 2005-CB13, Class A3A1,
5.459%, 01/12/2043 (P)	80,000	83,287
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.152%, 07/15/2044 (P)	180,000	189,317
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4,
5.690%, 02/12/2051	440,000	468,967
Series 2006-C1, Class AM,
5.838%, 05/12/2039 (P)	800,000	800,384
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-2, Class A1
5.773%, 06/12/2046 (P)	63,991	64,196
Morgan Stanley Capital I,
Series 2007-T27, Class A4
5.802%, 06/11/2042 (P)	630,000	698,651
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493%, 02/11/2036	450,000	477,036
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592%, 12/18/2033	61,408	61,334
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A4,
5.083%, 03/15/2042 (P)	300,000	324,549

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Wachovia Bank Commercial Mortgage
Trust (continued)
Series 2004-C11, Class A5,
5.215%, 01/15/2041 (P)	$500,000	$529,807

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $7,583,048)		$8,121,852

ASSET BACKED SECURITIES - 0.25%
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A6
6.620%, 03/01/2016	250,000	297,746
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3
1.670%, 01/15/2014	130,000	131,790

TOTAL ASSET BACKED SECURITIES (Cost $415,359)		$429,536

SHORT-TERM INVESTMENTS - 0.51%
Short-Term Securities* - 0.51%
State Street Institutional US Government
Money Market Fund, 0.1119% (Y)	$873,014	873,014

TOTAL SHORT-TERM INVESTMENTS (Cost $873,014)		$873,014

Total Investments (Total Bond Market Trust B)
(Cost $158,013,998) - 99.50%		$172,202,980
Other assets and liabilities, net - 0.50%		873,872

TOTAL NET ASSETS - 100.00%		$173,076,852

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 60.59%
U.S. Treasury Bonds - 5.46%
1.875%, 09/30/2017	$123,300,000	$123,011,018
3.000%, 02/28/2017	23,400,000	25,171,450
3.125%, 01/31/2017	5,600,000	6,069,437
3.250%, 12/31/2016	19,500,000	21,288,521
9.875%, 11/15/2015	18,500,000	26,359,614

		201,900,040
U.S. Treasury Notes - 24.35%
0.375%, 08/31/2012	105,380,000	105,293,588
0.625%, 06/30/2012 to 07/31/2012	127,400,000	127,930,240
1.250%, 08/15/2031	20,100,000	20,100,000
1.750%, 07/31/2015	28,600,000	29,294,980
1.875%, 06/30/2015 to 08/31/2017	135,900,000	138,900,871
2.125%, 05/31/2015	60,700,000	63,298,567
2.375%, 07/31/2017	87,900,000	90,811,688
2.500%, 04/30/2015 to 06/30/2017	142,200,000	148,423,805
2.750%, 11/30/2016 to 05/31/2017	87,900,000	93,266,973
3.125%, 10/31/2016 to 04/30/2017	76,700,000	83,032,978

		900,353,690
Federal Home Loan Mortgage Corp. - 1.18%
2.728%, 06/01/2034 (P)	333,452	351,019
3.054%, 01/01/2029 (P)	247,301	259,753
4.500%, TBA	12,000,000	12,478,141
4.500%, 12/01/2039 to 09/01/2040	21,000,596	21,848,853
5.500%, TBA	1,000,000	1,060,535

371

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.500%, 07/01/2038		$4,580,121	$4,866,859
6.000%, 03/01/2016 to 02/01/2039		2,732,476	2,935,170

			43,800,330
Federal National Mortgage Association - 28.08%
1.125%, 09/30/2013		24,300,000	24,482,760
1.586%, 06/01/2043 (P)		1,406,694	1,403,371
1.625%, 10/26/2015		1,700,000	1,696,955
1.786%, 10/01/2040 (P)		224,000	224,937
2.463%, 09/01/2035 (P)		3,946,543	4,124,470
3.000%, 09/16/2014		2,500,000	2,671,988
4.000%, TBA		112,000,000	115,067,947
4.113%, 05/01/2036 (P)		2,872,374	3,053,119
4.500%, TBA		384,000,000	399,989,312
4.500%, 09/01/2040		10,000,000	10,421,498
4.625%, 10/15/2013		16,100,000	17,918,381
4.800%, 09/01/2035 (P)		449,449	476,972
5.000%, TBA		69,000,000	72,649,424
5.000%, 03/01/2035		8,379,701	8,870,369
5.015%, 05/01/2035 (P)		519,828	555,241
5.500%, TBA		97,000,000	103,154,221
5.500%, 11/01/2032 to 12/01/2039		85,519,917	91,572,291
6.000%, 12/01/2016 to 01/01/2039		166,871,547	179,922,510
6.500%, 03/01/2036 to 11/01/2037		97,352	106,607

			1,038,362,373
Government National Mortgage Association - 0.14%
2.750%, 01/20/2032 to 02/20/2032 (P)		610,375	629,876
3.125%, 10/20/2029 to 11/20/2029		440,326	453,453
3.375%, 09/20/2021 to 05/20/2030 (P)		343,601	355,116
3.625%, 05/20/2023 (P)		361,693	373,910
6.000%, TBA		3,000,000	3,255,242

			5,067,597
Small Business Administration - 0.14%
4.504%, 02/10/2014		259,620	273,093
4.880%, 11/01/2024		115,100	124,844
5.130%, 09/01/2023		196,421	213,210
5.520%, 06/01/2024		4,041,030	4,406,647
6.344%, 08/10/2011		108,641	112,631

			5,130,425
Treasury Inflation Protected Securities (D) - 1.24%
1.250%, 07/15/2020		1,699,405	1,783,711
1.750%, 01/15/2028		3,121,920	3,302,161
2.000%, 01/15/2026		549,205	602,667
2.125%, 02/15/2040		6,556,225	7,302,507
2.375%, 01/15/2025 to 01/15/2027		3,703,401	4,256,296
2.500%, 01/15/2029		13,809,712	16,252,305
3.625%, 04/15/2028		404,370	539,613
3.875%, 04/15/2029		8,487,360	11,773,564

			45,812,824

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $2,204,709,209)			$2,240,427,279

FOREIGN GOVERNMENT
OBLIGATIONS - 7.70%
Brazil - 0.05%
Federative Republic of Brazil
10.250%, 01/10/2028	BRL	2,600,000	1,715,662
Canada - 1.71%
Canada Housing Trust No 1
3.350%, 12/15/2020	CAD	6,800,000	6,744,347

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Canada (continued)
Government of Canada
2.000%, 12/01/2014		$5,500,000	$5,382,773
2.500%, 09/01/2013		8,600,000	8,580,525
4.500%, 06/01/2015		700,000	758,632
Province of Ontario
1.875%, 09/15/2015		$1,800,000	1,815,132
4.600%, 06/02/2039	CAD	1,800,000	1,859,656
4.700%, 06/02/2037		36,400,000	37,931,496

			63,072,561
China - 0.01%
Export-Import Bank of China
4.875%, 07/21/2015 (S)		$500,000	556,432
France - 0.35%
Societe Financement de
l’Economie Francaise
0.726%, 07/16/2012 (P)(S)		2,000,000	2,003,540
2.125%, 05/20/2012 (S)	EUR	2,900,000	4,015,882
3.375%, 05/05/2014 (S)		$6,500,000	6,993,175

			13,012,597
Japan - 5.05%
Government of Japan
zero coupon, 10/18/2010	JPY	15,580,000,000	186,624,216
Panama - 0.02%
Republic of Panama
7.250%, 03/15/2015		$700,000	836,500
South Africa - 0.01%
Republic of South Africa
5.875%, 05/30/2022		500,000	577,500
South Korea - 0.50%
Export-Import Bank of Korea
4.125%, 09/09/2015		6,400,000	6,724,429
Korea Development Bank
4.375%, 08/10/2015		9,900,000	10,504,920
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,100,000	1,154,861

			18,384,210

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $270,036,474)			$284,779,678

CORPORATE BONDS - 25.06%
Consumer Discretionary - 0.07%
Comcast Cable Communications
Holdings, Inc.
8.375%, 03/15/2013		200,000	232,274
Comcast Corp.
5.875%, 02/15/2018		1,000,000	1,153,671
6.450%, 03/15/2037		1,000,000	1,110,579

			2,496,524
Consumer Staples - 0.81%
Anheuser-Busch Companies, Inc.
5.500%, 01/15/2018		200,000	227,000
Kraft Foods, Inc.
6.250%, 06/01/2012		100,000	108,665
Philip Morris International, Inc.
5.650%, 05/16/2018		2,000,000	2,341,612
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		21,300,000	27,462,516

			30,139,793

372

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Energy - 1.15%
El Paso Corp.
7.750%, 01/15/2032		$5,475,000	$5,683,817
Gazprom via Gaz Capital SA
6.212%, 11/22/2016 (S)		700,000	743,750
6.510%, 03/07/2022		3,000,000	3,195,000
Gazprom via Gazprom International SA
7.201%, 02/01/2020		57,970	62,608
Gazprom Via Morgan Stanley Bank AG
9.625%, 03/01/2013 (S)		100,000	113,650
Gazprom Via White Nights Finance BV
10.500%, 03/08/2014		1,000,000	1,187,572
NGPL PipeCo LLC
6.514%, 12/15/2012 (S)		3,200,000	3,403,280
Peabody Energy Corp.
7.875%, 11/01/2026		1,200,000	1,323,000
Petrobras International Finance Company
5.875%, 03/01/2018		10,000,000	11,110,590
Petroleos Mexicanos
5.500%, 01/21/2021		8,200,000	8,718,236
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
5.838%, 09/30/2027 (S)		1,500,000	1,673,985
Shell International Finance BV
5.500%, 03/25/2040		1,900,000	2,174,406
Williams Companies, Inc.
6.375%, 10/01/2010 (S)		3,200,000	3,200,000

			42,589,894
Financials - 21.21%
AK Transneft OJSC
Via TransCapitalInvest, Ltd.
8.700%, 08/07/2018 (S)		1,300,000	1,600,191
Allstate Life Global Funding Trusts
5.375%, 04/30/2013		3,000,000	3,315,996
Ally Financial, Inc.
5.375%, 06/06/2011		16,700,000	16,867,000
6.000%, 12/15/2011 to 05/23/2012		3,000,000	3,058,593
7.000%, 02/01/2012		4,400,000	4,536,400
7.500%, 09/15/2020 (S)		100,000	106,500
8.300%, 02/12/2015 (S)		2,600,000	2,834,000
American Express Bank FSB
6.000%, 09/13/2017		300,000	342,195
American Express Centurion Bank
5.550%, 10/17/2012		2,500,000	2,693,113
09/13/2017		300,000	342,195
American Express Company
7.000%, 03/19/2018		1,000,000	1,204,384
American Express Credit Corp.
0.436%, 12/02/2010 (P)		3,700,000	3,700,411
5.875%, 05/02/2013		2,800,000	3,082,282
American Express Travel Related Services
Company, Inc.
5.250%, 11/21/2011 (S)		8,800,000	9,165,270
American General Finance Corp.
5.625%, 08/17/2011		10,000,000	9,900,000
American International Group, Inc.
0.391%, 03/20/2012 (P)		5,200,000	5,037,510
4.900%, 06/02/2014	CAD	3,000,000	2,813,685
4.950%, 03/20/2012		$700,000	727,125
5.050%, 10/01/2015		800,000	814,000
5.375%, 10/18/2011		3,300,000	3,407,250
5.450%, 05/18/2017		100,000	101,750
5.850%, 01/16/2018		100,000	103,500

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2058		$12,500,000	$12,500,000
American International Group,
Inc., Series 1
0.635%, 10/18/2011 (P)		300,000	295,599
ANZ National International, Ltd.
6.200%, 07/19/2013 (S)		3,900,000	4,334,717
BAC Capital Trust VII
5.250%, 08/10/2035	GBP	900,000	1,113,022
Banco Nacional De Desenvolvimento
Economico E Social
4.125%, 09/15/2017	EUR	1,100,000	1,499,980
Banco Santander Chile
1.771%, 04/20/2012 (P)(S)		$6,100,000	6,097,304
Bank of America Corp.
6.000%, 10/15/2036		1,400,000	1,390,850
6.500%, 08/01/2016		15,700,000	17,661,746
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		1,200,000	1,274,796
Bank of Montreal
2.850%, 06/09/2015 (S)		2,200,000	2,316,316
Barclays Bank PLC
5.450%, 09/12/2012		32,500,000	35,196,948
C10 Capital SPV, Ltd. (6.722% to
12/31/2016, then 3 month LIBOR
+ 4.710%)
(Q)(S)		1,500,000	978,660
Caelus Re, Ltd.
6.549%, 06/07/2011 (P)(S)		1,400,000	1,415,540
Citigroup Capital XXI (8.300% to
12/21/2037, then 3 month LIBOR
+ 4.170%)
12/21/2057		13,700,000	14,385,000
Citigroup, Inc.
0.562%, 06/09/2016 (P)		9,600,000	8,134,550
2.384%, 08/13/2013 (P)		2,700,000	2,718,992
5.300%, 10/17/2012		1,600,000	1,704,853
5.500%, 08/27/2012 to 04/11/2013		14,700,000	15,744,495
5.625%, 08/27/2012		2,500,000	2,642,018
5.850%, 07/02/2013		1,000,000	1,081,629
6.125%, 08/25/2036		4,200,000	4,090,733
8.500%, 05/22/2019		1,400,000	1,730,877
Countrywide Financial Corp.
5.363%, 11/23/2010	EUR	5,700,000	7,771,926
5.800%, 06/07/2012		$4,000,000	4,249,348
Deutsche Bank AG/London
6.000%, 09/01/2017		6,700,000	7,723,780
Dexia Credit Local
0.693%, 03/05/2013 (P)(S)		25,700,000	25,605,296
0.940%, 09/23/2011 (P)(S)		5,300,000	5,318,831
0.961%, 04/29/2014 (P)(S)		11,400,000	11,352,245
FIH Erhvervsbank A/S
0.663%, 06/13/2013 (P)(S)		40,100,000	40,054,647
Ford Motor Credit Company LLC
7.000%, 10/01/2013		500,000	536,439
7.250%, 10/25/2011		100,000	104,975
7.375%, 02/01/2011		2,700,000	2,750,012
7.500%, 08/01/2012		3,600,000	3,821,386
7.800%, 06/01/2012		1,600,000	1,701,710
8.000%, 12/15/2016		1,100,000	1,243,894
8.625%, 11/01/2010		300,000	301,468
Fortis Bank Nederland Holding NV
3.000%, 04/17/2012	EUR	1,600,000	2,232,315

373

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp.
0.491%, 01/08/2016 (P)		$1,200,000	1,113,253
5.875%, 01/14/2038		4,200,000	4,265,604
General Electric Capital Corp. (5.500% to
09/15/2017, then 3 month EURIBOR
+ 2.000%)
09/15/2067 (S)	EUR	12,700,000	14,759,570
General Motors Acceptance Corp.
8.000%, 11/01/2031		$5,100,000	5,367,480
Hartford Financial Services Group, Inc.,
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		1,500,000	1,515,000
HSBC Holdings PLC
6.500%, 05/02/2036 to 09/15/2037		2,900,000	3,241,635
ING Bank NV
1.089%, 03/30/2012 (P)(S)		30,400,000	30,292,688
International Lease Finance Corp.
1.058%, 08/15/2011 (P)	EUR	2,400,000	3,124,416
4.950%, 02/01/2011		$21,100,000	21,100,000
5.300%, 05/01/2012		2,800,000	2,807,000
5.450%, 03/24/2011		1,600,000	1,606,000
5.750%, 06/15/2011		800,000	804,000
6.750%, 09/01/2016 (S)		2,100,000	2,247,000
Intesa Sanpaolo SpA/New York
2.375%, 12/21/2012		21,100,000	21,127,725
JPMorgan Chase & Company
6.000%, 01/15/2018		2,500,000	2,854,948
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month
LIBOR + 3.470%)
(Q)(S)		1,700,000	1,821,771
JPMorgan Chase Bank NA
6.000%, 10/01/2017		5,400,000	6,129,583
JPMorgan Chase Capital XX
6.550%, 09/29/2036		700,000	709,622
KeyBank NA
1.013%, 11/21/2011 (P)	EUR	200,000	262,466
LBG Capital No.1 PLC (8.500% to
12/17/2021, then 3 month LIBOR
+ 6.921%)
(Q)(S)		$700,000	644,000
LeasePlan Corp. NV
3.125%, 02/10/2012	EUR	700,000	977,070
Lehman Brothers Holdings, Inc.
zero coupon
10/22/2008 to 07/18/2011 (H)		$28,000,000	6,055,000
6.875%, 05/02/2018 (H)		1,100,000	258,500
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month LIBOR
+ 11.750%)
(Q)(S)		14,700,000	16,825,865
Merrill Lynch & Company, Inc.
3.475%, 03/22/2011	EUR	2,000,000	2,711,996
6.400%, 08/28/2017		$4,300,000	4,705,752
6.875%, 04/25/2018		9,300,000	10,431,773
MetLife, Inc.
6.400%, 12/15/2036		1,300,000	1,215,500
Metropolitan Life Global Funding I
0.927%, 07/13/2011 (P)(S)		19,900,000	19,933,551
Monumental Global Funding, Ltd.
5.500%, 04/22/2013 (S)		2,300,000	2,493,842
Morgan Stanley
2.876%, 05/14/2013 (P)		2,800,000	2,853,458

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
MUFG Capital Finance 5, Ltd. (6.299% to
01/25/2017, then 6 month GBPLIBOR
+ 2.060%)
	GBP	700,000	$1,025,405
Mystic Re, Ltd.
10.299%, 06/07/2011 (P)(S)		$1,100,000	1,150,380
National Australia Bank, Ltd.
5.350%, 06/12/2013 (S)		3,300,000	3,616,242
Nationwide Building Society
6.250%, 02/25/2020 (S)		5,000,000	5,503,210
Pacific Lifecorp.
6.000%, 02/10/2020 (S)		1,200,000	1,293,884
Petroleum Export, Ltd.
5.265%, 06/15/2011 (S)		161,705	161,402
Pricoa Global Funding I
0.489%, 09/27/2013 (P)(S)		3,300,000	3,242,055
0.575%, 01/30/2012 (P)(S)		3,900,000	3,872,439
Principal Life Income Funding Trusts
5.300%, 04/24/2013		2,700,000	2,922,132
5.550%, 04/27/2015		4,300,000	4,746,972
Prudential Financial, Inc.
6.625%, 12/01/2037		900,000	1,014,217
Qatari Diar Finance QSC
5.000%, 07/21/2020 (S)		900,000	944,802
RBS Capital Trust I (4.709% to
07/01/2013, then 3 month LIBOR
+ 1.865%)
(H)(Q)		2,100,000	1,496,250
Resona Bank, Ltd. (5.850% to 04/15/2016,
then 3 month LIBOR + 2.770%)
(Q)(S)		700,000	698,543
Royal Bank of Scotland PLC
0.784%, 04/08/2011 (P)(S)		4,600,000	4,603,105
2.625%, 05/11/2012 (S)		6,300,000	6,470,415
3.950%, 09/21/2015		4,100,000	4,144,161
RZD Capital, Ltd.
5.739%, 04/03/2017 (S)		3,100,000	3,264,300
Santander US Debt SA Unipersonal
1.089%, 03/30/2012 (P)(S)		22,700,000	22,384,584
2.991%, 10/07/2013 (S)		9,500,000	9,497,370
SLM Corp.
3.125%, 09/17/2012	EUR	5,600,000	7,173,020
5.125%, 08/27/2012		$5,030,000	5,084,606
5.375%, 05/15/2014		1,300,000	1,265,271
State Bank of India/London
4.500%, 07/27/2015 (S)		2,900,000	3,047,241
State Street Capital Trust IV
1.292%, 06/15/2037 (P)		600,000	432,724
Suntrust Bank
0.822%, 12/20/2011 (P)(S)	EUR	3,800,000	4,874,086
Swedbank AB
3.625%, 12/02/2011		100,000	139,711
Sydney Airport Finance Company Pty, Ltd.
5.125%, 02/22/2021 (S)		$600,000	599,412
The Bear Stearns Companies LLC
1.128%, 09/26/2013 (P)	EUR	500,000	662,976
6.950%, 08/10/2012		$4,900,000	5,416,264
The Goldman Sachs Group, Inc.
1.015%, 01/30/2017 (S)	EUR	1,000,000	1,197,287
1.241%, 05/23/2016 (P)		1,000,000	1,223,435
5.625%, 01/15/2017		$1,800,000	1,906,807
5.950%, 01/18/2018		8,200,000	9,006,290
6.150%, 04/01/2018		3,400,000	3,771,317
6.250%, 09/01/2017		6,600,000	7,397,564
6.375%, 05/02/2018 (S)	EUR	300,000	455,860

374

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland PLC
3.000%, 12/09/2011 (S)	$12,900,000	$13,243,011
TNK-BP Finance SA
6.125%, 03/20/2012 (S)	700,000	727,090
UBS AG/Stamford CT
1.439%, 02/23/2012 (P)	4,700,000	4,732,543
5.750%, 04/25/2018	2,400,000	2,709,418
5.875%, 12/20/2017	2,600,000	2,941,858
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month LIBOR
+ 1.615%)
(Q)	5,400,000	5,184,000
Union Planters Corp.
7.750%, 03/01/2011	3,000,000	3,048,594
USB Capital IX (6.189% to 04/15/2011,
then 3 month LIBOR + 1.020%)
(Q)	500,000	392,500
Wachovia Corp.
5.625%, 10/15/2016	300,000	333,914
5.750%, 02/01/2018	7,600,000	8,660,808
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
(Q)	75,400,000	79,358,500
Westpac Banking Corp.
1.006%, 07/16/2014 (P)(S)	1,000,000	1,004,916
3.585%, 08/14/2014 (S)	2,700,000	2,899,722
ZFS Finance USA Trust IV (5.875% to
05/09/2012, then 3 month LIBOR
+ 1.815%)
05/09/2032 (S)	438,000	410,949

		784,439,877
Health Care - 0.30%
AstraZeneca PLC
5.900%, 09/15/2017	1,400,000	1,684,978
6.450%, 09/15/2037	1,400,000	1,762,072
Roche Holdings, Inc.
7.000%, 03/01/2039 (S)	5,600,000	7,509,925

		10,956,975
Industrials - 0.08%
American Airlines, Series 2001-2,
Class A-1
6.978%, 04/01/2011	49,045	49,349
Noble Group, Ltd.
6.750%, 01/29/2020	2,800,000	3,015,600

		3,064,949
Materials - 0.67%
Corporacion Nacional del Cobre de Chile
6.150%, 10/24/2036 (S)	400,000	473,778
CSN Islands XI Corp
6.875%, 09/21/2019 (S)	5,000,000	5,500,000
CSN Resources SA
6.500%, 07/21/2020 (S)	4,300,000	4,584,875
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	2,800,000	3,129,000
Gerdau Trade, Inc.
5.750%, 01/30/2021 (S)	900,000	913,161
Nucor Corp.
5.750%, 12/01/2017	5,200,000	6,122,246
Rohm & Haas Company
6.000%, 09/15/2017	2,100,000	2,344,614
Vale Overseas, Ltd.
6.250%, 01/23/2017	700,000	801,181

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Vale Overseas, Ltd. (continued)
6.875%, 11/21/2036	$700,000	$799,513

		24,668,368
Telecommunication Services - 0.60%
AT&T Corp.
7.300%, 11/15/2011	1,538,000	1,647,130
AT&T, Inc.
4.950%, 01/15/2013	500,000	543,355
5.500%, 02/01/2018	400,000	463,886
6.300%, 01/15/2038	300,000	338,747
Cellco Partnership / Verizon Wireless
Capital LLC
2.946%, 05/20/2011 (P)	10,700,000	10,878,155
France Telecom SA
7.750%, 03/01/2011	200,000	205,869
Qwest Capital Funding, Inc.
7.250%, 02/15/2011	113,000	115,260
Qwest Corp.
7.625%, 06/15/2015	2,700,000	3,078,000
Telecom Italia Capital SA
1.135%, 07/18/2011 (P)	4,800,000	4,782,010

		22,052,412
Utilities - 0.17%
Dominion Resources, Inc.
5.700%, 09/17/2012	150,000	163,525
Nisource Finance Corp.
6.125%, 03/01/2022	4,800,000	5,434,642
PSEG Power LLC
6.950%, 06/01/2012	100,000	109,538
Virginia Electric & Power Company
6.350%, 11/30/2037	500,000	611,635

		6,319,340

TOTAL CORPORATE BONDS (Cost $899,155,321)		$926,728,132

CONVERTIBLE BONDS - 0.48%
Energy - 0.48%
Transocean, Inc.
1.500%, 12/15/2037	18,400,000	18,009,000

TOTAL CONVERTIBLE BONDS (Cost $17,101,891)		$18,009,000

MUNICIPAL BONDS - 2.45%
Alaska - 0.22%
Northern Tobacco Securitization Corp.
5.000%, 06/01/2046	12,000,000	8,127,480
California - 0.61%
Bay Area Toll Authority
7.043%, 04/01/2050	4,200,000	4,583,334
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049	1,100,000	1,216,985
California State University
6.484%, 11/01/2041	2,000,000	2,177,200
Los Angeles Unified School District
4.500%, 07/01/2022	6,200,000	6,629,350
6.758%, 07/01/2034	3,300,000	3,732,267
State of California
5.650%, 04/01/2039	1,200,000	1,291,764
7.500%, 04/01/2034	1,300,000	1,432,106
7.550%, 04/01/2039	1,300,000	1,418,573

		22,481,579

375

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Illinois - 0.46%
Chicago Illinois Transit Authority
6.200%, 12/01/2040	$1,300,000	$1,319,552
Chicago Illinois Transit
Authority, Series A
6.300%, 12/01/2021	200,000	224,304
6.899%, 12/01/2040	3,400,000	3,707,258
Chicago Illinois Transit Authority, Series B
6.300%, 12/01/2021	400,000	439,032
6.899%, 12/01/2040	3,300,000	3,564,000
Illinois Municipal Electric Agency
6.832%, 02/01/2035	2,700,000	3,076,029
State of Illinois
4.071%, 01/01/2014	3,400,000	3,518,320
6.900%, 03/01/2035	1,000,000	1,002,190

		16,850,685
Iowa - 0.20%
State of Iowa
6.750%, 06/01/2034	6,400,000	6,991,232
Tobacco Settlement Authority of
Iowa, Series A
6.500%, 06/01/2023	370,000	341,617

		7,332,849
Nebraska - 0.01%
Public Power Generation Agency
7.242%, 01/01/2041	500,000	545,380
Nevada - 0.41%
City of North Las Vegas
6.572%, 06/01/2040	11,600,000	12,736,800
County of Clark
6.820%, 07/01/2045	2,200,000	2,479,488

		15,216,288
New Jersey - 0.41%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	12,000,000	14,970,240
New York - 0.03%
New York City Municipal Water
Finance Authority
6.011%, 06/15/2042	1,000,000	1,133,750
North Carolina - 0.09%
North Carolina Turnpike Authority
6.700%, 01/01/2039	3,000,000	3,315,480
Rhode Island - 0.01%
Tobacco Settlement Financing Corp.
6.250%, 06/01/2042	500,000	497,215
Wisconsin - 0.00%
Wisconsin State Clean Water Revenue
5.100%, 06/01/2021	110,000	114,268
5.100%, 06/01/2022	25,000	25,926

		140,194

TOTAL MUNICIPAL BONDS (Cost $83,158,727)		$90,611,140

TERM LOANS (M) - 0.03%
Financials - 0.03%
American General Finance Corp.
7.250%, 04/08/2015	1,000,000	1,003,750

TOTAL TERM LOANS (Cost $986,088)		$1,003,750

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.95%
Commercial & Residential - 3.79%
American Home Mortgage Investment
Trust, Series 2004-4, Class 4A
2.534%, 02/25/2045 (P)	$887,328	$768,964
Arran Residential Mortgages Funding PLC
Series 2010-1A, Class A1B,
2.203%, 05/16/2047	1,900,000	2,590,176
Series 2010-1A, Class A2B,
2.403%, 05/16/2047	5,200,000	7,088,902
Bank of America Funding Corp.
Series 2005-D, Class A1,
2.893%, 05/25/2035 (P)	1,692,052	1,679,285
Series 2004-A, Class 1A3,
4.952%, 09/20/2034 (P)	537,965	552,297
Bank of America Mortgage Securities, Inc.
Series 2004-2, Class 5A1,
6.500%, 10/25/2031	23,840	24,087
Series 2004-1, Class 5A1,
6.500%, 09/25/2033	157,917	163,090
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2005-2, Class A1,
2.760%, 03/25/2035 (P)	15,823,865	15,078,038
Series 2005-4, Class 2A1,
2.848%, 05/25/2035 (P)	2,632,015	2,057,896
Series 2004-6, Class 1A1,
2.939%, 09/25/2034 (P)	114,313	96,829
Series 2004-3, Class 1A2,
2.979%, 07/25/2034 (P)	73,815	67,155
Series 2004-9, Class 2A1,
3.053%, 09/25/2034 (P)	115,565	83,526
Series 2002-11, Class 1A2,
3.399%, 02/25/2033 (P)	164,452	152,647
Series 2003-8, Class 2A1,
3.550%, 01/25/2034 (P)	893,361	886,557
Series 2004-7, Class 1A1,
3.616%, 10/25/2034 (P)	98,561	70,758
Series 2004-9, Class 22A1,
3.691%, 11/25/2034 (P)	1,008,601	960,754
Bear Stearns Alt-A Trust
Series 2006-8, Class 3A1,
0.416%, 02/25/2034 (P)	1,951,893	1,498,119
Series 2005-7, Class 22A1,
2.984%, 09/25/2035 (P)	1,543,829	1,167,626
Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	2,000,000	2,188,474
Series 2007-PW18, Class A4,
5.700%, 06/13/2050	5,200,000	5,594,503
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
2.510%, 08/25/2035 (P)	13,915,947	13,073,795
Series 2005-11, Class A2A,
2.650%, 12/25/2035 (P)	601,285	579,169
Commercial Mortgage Pass-Through
Certificates, Series 2006-C8, Class A4
5.306%, 12/10/2046	4,100,000	4,261,863
Countrywide Alternative Loan Trust
Series 2007-OA6, Class A1B,
0.456%, 06/25/2037 (P)	13,878,231	7,730,299
Series 2003-J3, Class 2A1,
6.250%, 12/25/2033	50,662	52,343

376

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-HYB9, Class 1A1,
3.172%, 02/20/2035 (P)	$4,357,789	$3,802,319
Series 2004-22, Class A3,
3.509%, 11/25/2034 (P)	2,534,204	2,186,271
Series 2005-HYB9, Class 3A2A,
4.669%, 02/20/2036 (P)	655,415	511,912
Series 2003-10, Class A2,
5.750%, 05/25/2033	31,408	31,672
Countrywide Home Loans
Series 2005-3, Class 1A2,
0.546%, 04/25/2035 (P)	403,959	256,893
Series 2004-12, Class 11A2,
2.985%, 08/25/2034 (P)	74,718	58,597
Series 2003-R4, Class 2A,
6.500%, 01/25/2034 (S)	169,797	171,101
Credit Suisse First Boston Mortgage
Securities Corp.,
Series 2004-AR8, Class 2A1
2.840%, 09/25/2034 (P)	280,615	258,317
Credit Suisse Mortgage
Capital Certificates
Series 2007-C5, Class A4,
5.695%, 09/15/2040	11,200,000	11,222,830
Series 2006-C2, Class A3,
5.846%, 03/15/2039	700,000	742,057
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.626%, 05/25/2040 (P)(S)	1,218,155	979,565
First Nationwide Trust,
Series 2001-3, Class 1A1
6.750%, 08/21/2031	5,686	5,983
GMAC Mortgage Corp Loan Trust,
Series 2005-AR6, Class 3A1
5.204%, 11/19/2035 (P)	677,664	596,108
Greenpoint Mortgage Funding Trust
Series 2006-AR6, Class A1A,
0.336%, 10/25/2046 (P)	874,660	798,059
Series 2006-AR8, Class 1A1A,
0.336%, 01/25/2047 (P)	1,047,832	984,890
Greenwich Capital Commercial
Funding Corp.
Series 2005-GG3, Class A4,
4.799%, 08/10/2042 (P)	300,000	319,840
Series 2007-GG9, Class A4,
5.444%, 03/10/2039	1,600,000	1,686,278
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1
0.347%, 03/06/2020 (P)(S)	4,023,413	3,906,347
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
5.196%, 11/25/2035 (P)	2,965,177	2,876,622
GSRPM Mortgage Loan Trust,
Series 2003-1, Class A2
0.956%, 01/25/2032 (P)	14,243	13,038
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.477%, 05/19/2035 (P)	590,946	368,276
Indymac Arm Trust,
Series 2001-H2, Class A2
2.106%, 01/25/2032 (P)	7,691	5,965

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	$500,000	$520,114
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	1,200,000	1,258,194
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
5.022%, 02/25/2035 (P)	1,188,895	1,202,450
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036	452,009	408,157
Mellon Residential Funding Corp.,
Series 2000-TBC2, Class A1
0.737%, 06/15/2030 (P)	1,905,697	1,853,532
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A,
0.466%, 02/25/2036 (P)	1,164,021	903,717
Series 2005-3, Class 5A,
0.506%, 11/25/2035 (P)	961,722	853,024
Series 2005-2, Class 3A,
1.259%, 10/25/2035 (P)	533,047	456,322
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051	1,300,000	1,304,067
Morgan Stanley Capital I
Series 2007-XLFA, Class A1,
0.318%, 10/15/2020 (P)(S)	938,377	866,955
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	400,000	423,349
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A
6.002%, 08/12/2045 (P)(S)	1,300,000	1,421,799
Nomura Asset Acceptance Corp.,
Series 2004-R1, Class A2
7.500%, 03/25/2034 (S)	236,677	245,308
Prime Mortgage Trust
Series 2004-CL1, Class 2A2,
0.656%, 02/25/2019 (P)	50,784	49,103
Series 2004-CL1, Class 1A2,
0.656%, 02/25/2034 (P)	384,966	349,010
Residential Funding Mortgage Securities I
Series 2004-S2, Class A1,
5.250%, 03/25/2034	66,320	67,874
Series 2004-S9, Class 1A23,
5.500%, 12/25/2034	300,000	300,779
Sovereign Commercial Mortgage
Securities Trust,
Series 2007-C1, Class A2
5.846%, 07/22/2030 (P)(S)	683,440	709,128
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-8, Class 3A
2.590%, 07/25/2034 (P)	202,675	185,401
Structured Asset Mortgage
Investments, Inc.
Series 2005-AR2, Class 2A1,
0.486%, 05/25/2045 (P)	52,691	34,538
Series 2005-AR5, Class A3,
0.507%, 07/19/2035 (P)	2,398,536	2,206,097
Structured Asset Securities Corp.
Series 2001-21A, Class 1A1,
2.256%, 01/25/2032 (P)	24,524	21,624
Series 2006-11, Class A1,
2.832%, 10/25/2035 (P)(S)	1,326,549	1,066,320

377

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial & Residential (continued)
Structured Asset Securities Corp. (continued)
Series 2002-1A, Class 4A,
2.911%, 02/25/2032 (P)	$26,469	$25,355
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1,
0.366%, 11/25/2046 (P)	1,589,271	1,545,542
Series 2006-5, Class A1,
0.376%, 10/25/2046 (P)	4,107,430	4,073,178
Wachovia Bank Commercial
Mortgage Trust
Series 2007-WHL8, Class A1,
0.337%, 06/15/2020 (P)(S)	4,553,612	4,001,232
Series 2006-WL7A, Class A1,
0.347%, 09/15/2021 (P)(S)	7,157,954	6,644,573
WaMu Mortgage Pass-
Through Certificates
Series 2005-AR6, Class 2A1A,
0.486%, 04/25/2045 (P)	58,064	47,829
Series 2005-AR13, Class A1A1,
0.546%, 10/25/2045 (P)	563,737	457,136
Series 2005-AR2, Class 2A1A,
0.566%, 01/25/2045 (P)	34,071	28,407
Series 2002-AR17, Class 1A,
1.570%, 11/25/2042 (P)	266,497	231,577
Series 2002-AR2, Class A,
3.003%, 02/27/2034 (P)	105,484	104,783
Washington Mutual Mortgage
Securities Corp.
Series 2002-AR9, Class 1A,
2.741%, 08/25/2042 (P)	886,796	782,421
Series 2003-AR1, Class 2A,
2.770%, 02/25/2033 (P)	225,989	208,673
Washington Mutual, Inc.,
Series 2002-AR6, Class A
1.770%, 06/25/2042 (P)	10,122	8,257
Wells Fargo Mortgage Backed
Securities Trust
Series 2006-AR2, Class 2A1,
4.577%, 03/25/2036 (P)	2,835,453	2,505,786
Series 2004-CC, Class A1,
4.901%, 01/25/2035 (P)	2,588,672	2,517,393
U.S. Government Agency - 1.16%
Federal Home Loan Mortgage Corp.
Series 2007-3335, Class BF,
0.407%, 07/15/2019 (P)	2,673,610	2,677,555
Series 3335, Class FT,
0.407%, 08/15/2019 (P)	6,222,308	6,232,210
Series 3149, Class LF,
0.557%, 05/15/2036 (P)	1,928,337	1,921,555
Series T-63, Class 1A1,
1.586%, 02/25/2045 (P)	257,187	248,543
Series 2901, Class UB,
5.000%, 03/15/2033	800,000	868,247
Series 2906, Class GZ,
5.000%, 09/15/2034	399,688	444,811
Series 2863, Class KZ,
5.000%, 09/15/2034	134,902	132,201
Series 2935, Class HJ,
5.000%, 02/15/2035	400,000	449,603
Series 2941, Class WE,
5.000%, 03/15/2035	400,000	443,620
Series 24989, Class PE,
6.000%, 08/15/2032	780,643	853,767

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2503, Class PZ,
6.000%, 09/15/2032	$2,259,800	$2,558,690
Series 2362, Class ZA,
6.500%, 09/15/2031	754,177	837,157
Series 2204, Class Z,
7.500%, 12/20/2029	728,516	841,695
Series 2247, Class Z,
7.500%, 08/15/2030	393,074	451,688
Federal National Mortgage Association
Series 2007-73, Class A1,
0.316%, 07/25/2037 (P)	227,836	225,535
Series 2004-11, Class A,
0.376%, 03/25/2034 (P)	37,340	34,573
Series 2007-30, Class AF,
0.566%, 04/25/2037 (P)	3,016,949	2,997,182
Series 2004-W2, Class 1A3F,
0.606%, 02/25/2044 (P)	117,156	117,044
Series 2003-116, Class FA,
0.656%, 11/25/2033 (P)	251,319	252,150
Series 2005-75, Class FL,
0.706%, 09/25/2035 (P)	5,349,643	5,332,228
Series 2006-5, Class 3A2,
2.709%, 05/25/2035 (P)	308,302	308,590
Series 2003-21, Class M,
5.000%, 02/25/2017	241,700	247,036
Series 2005-9, Class ZA,
5.000%, 02/25/2035	663,383	740,169
Series 2005-14, Class KZ,
5.000%, 03/25/2035	132,126	128,414
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	10,128,279	11,187,716
Series 2004-T1, Class 1A1,
6.000%, 01/25/2044	241,922	258,469
Series 2003-W1, Class 1A1,
6.500%, 12/25/2042	426,915	462,302
Government National
Mortgage Association
Series 2004-105, Class JZ,
5.000%, 12/20/2034	133,229	147,755
Series 2005-3, Class KZ,
5.000%, 01/16/2035	132,677	143,270
Series 2005-3, Class JZ,
5.000%, 01/16/2035	132,677	143,360
Series 2005-21, Class Z,
5.000%, 03/20/2035	1,052,623	1,176,601

		42,863,736

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $189,371,492)		$183,002,832

ASSET BACKED SECURITIES - 0.72%
Bear Stearns Asset Backed Securities
Trust, Series 2007-HE5, Class 1A1
0.346%, 06/25/2047 (P)	770,192	738,365
Countrywide Asset-Backed Certificates
Series 2006-25, Class 2A1,
0.326%, 06/25/2047 (P)	461,571	449,885
Series 2006-15, Class A1,
0.366%, 10/25/2046 (P)	138,986	137,242
Daimler Chrysler Auto Trust,
Series 2008-B, Class A3B
1.738%, 09/10/2012 (P)	1,445,938	1,452,011

378

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.306%, 12/25/2036 (P)	$182,376	$168,013
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.536%, 10/25/2034 (P)	86,584	73,619
Master Asset Backed Securities Trust,
Series 2007-HE1, Class A1
0.336%, 05/25/2037 (P)	712,886	689,078
Park Place Securities, Inc.,
Series 2004-MCW1, Class A1
0.569%, 10/25/2034 (P)	1,121,548	1,098,454
SBI Heloc Trust,
Series 2006-1A, Class 1A2A
0.426%, 08/25/2036 (P)(S)	65,361	64,968
SLM Student Loan Trust
Series 2008-9, Class A,
1.998%, 04/25/2023 (P)	18,253,154	18,888,438
Series 2010-C, Class A2,
2.907%, 12/16/2019 (P)(S)	1,000,000	999,997
Soundview Home Equity Loan Trust,
Series 2007-OPT1, Class 2A1
0.336%, 06/25/2037 (P)	1,696,695	1,487,213
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.306%, 10/25/2036 (P)	313,190	311,189

TOTAL ASSET BACKED SECURITIES (Cost $26,186,229)		$26,558,472

PREFERRED STOCKS - 0.21%
Financials - 0.21%
DG Funding Trust
0.654%	$981	7,800,129

TOTAL PREFERRED STOCKS (Cost $10,336,921)		$7,800,129

SHORT-TERM INVESTMENTS - 19.94%
Repurchase Agreement - 16.14%
Bank of America Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.170%
to be repurchased at $98,000,463 on
10/01/2010, collateralized by
$99,587,000 U.S. Treasury Notes,
0.625% due 06/30/2012 (valued at
$100,173,224, including interest).	$98,000,000	98,000,000
Barclays Bank Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.250%
to be repurchased at $63,400,440 on
10/01/2010, collateralized by
$58,498,000 U.S. Treasury Notes,
3.625% due 08/15/2019 (valued at
$64,868,798, including interest).	63,400,000	63,400,000
Credit Suisse Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.170%
to be repurchased at $77,900,368 on
10/01/2010 collateralized by
$79,074,000 U.S. Treasury Notes,
0.875% due 05/31/2011 (valued at
$79,671,511, including interest).	77,900,000	77,900,000
Credit Suisse Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.250%
to be repurchased at $80,600,560 on
10/01/2010, collateralized by
$74,635,000 U.S. Treasury Notes,
3.625% due 08/15/2019 (valued at
$82,763,218, including interest).	80,600,000	80,600,000

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase Agreement (continued)
JPMorgan Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.260%
to be repurchased at $163,301,179 on
10/01/2010, collateralized by
$23,035,000 U.S. Treasury Notes,
4.625% due 07/31/2012 (valued at
$25,025,603, including interest), and
$140,075,000 U.S. Treasury Notes,
1.000% due 10/31/2011 (valued at
$141,796,195, including interest).	$163,300,000	$163,300,000
Repurchase Agreement with State Street
Corp. dated 09/30/2010 at 0.010% to be
repurchased at $2,655,001 on
10/01/2010, collateralized by
$2,705,000 Federal Home Loan
Mortgage Corp., 1.200% due
09/24/2013 (valued at $2,708,381,
including interest).	2,655,000	2,655,000
TD Securities Tri-Party Repurchase
Agreement dated 09/30/2010 at 0.200%
to be repurchased at $110,900,608 on
10/01/2010, collateralized by
$91,640,000 U.S. Treasury Notes,
2.750% due 11/30/2016 (valued at
$98,522,546, including interest), and
$13,695,000 U.S. Treasury Notes,
3.125% due 10/31/2016 (valued at
15,088,364, including interest).	110,900,000	110,900,000

		596,755,000
Short-Term Securities* - 3.80%
Federal Home Loan Mortgage Corp.
Discount Notes
0.250%, 10/13/2010	88,000,000	87,992,667
Federal National Mortgage Association
Discount Notes
0.280%, 10/13/2010	44,000,000	43,996,480
U.S. Treasury Bill
0.010%, 10/07/2010	4,250,000	4,249,926
0.150%, 10/14/2010	3,730,000	3,729,857
0.176%, 10/21/2010	550,000	549,963

		140,518,893

TOTAL SHORT-TERM INVESTMENTS (Cost $737,273,893)		$737,273,893

Total Investments (Total Return Trust)
(Cost $4,438,316,245) - 122.13%		$4,516,194,305
Other assets and liabilities, net - (22.13%)		(818,480,004)

TOTAL NET ASSETS - 100.00%		$3,697,714,301

TBA SALE COMMITMENTS OUTSTANDING
Federal National Mortgage Association - (0.93)%
Federal National Mortgage Association
6.000%,	(32,000,000)	(34,367,584)

TOTAL SCHEDULE OF SECURITIES SOLD
SHORT (Cost $(34,365,000))		$(34,367,584)

379

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.36%
Consumer Discretionary - 11.46%
Auto Components - 0.36%
American Axle & Manufacturing
Holdings, Inc. (I)	1,576	$14,215
Amerigon, Inc. (I)	785	8,086
BorgWarner, Inc. (I)(L)	2,945	154,966
Cooper Tire & Rubber Company	1,660	32,586
Dana Holding Corp. (I)	3,216	39,621
Dorman Products, Inc. (I)	527	16,242
Drew Industries, Inc. (I)	629	13,121
Exide Technologies (I)(L)	2,135	10,228
Federal Mogul Corp. (I)	2,579	48,769
Fuel Systems Solutions, Inc. (I)	447	17,482
Gentex Corp.	3,535	68,968
Icahn Enterprises LP	1,894	69,510
Johnson Controls, Inc.	16,245	495,472
Modine Manufacturing Company (I)	1,044	13,541
Spartan Motors, Inc.	933	4,329
Standard Motor Products, Inc. (L)	572	6,023
Stoneridge, Inc. (I)	932	9,795
Superior Industries International, Inc.	760	13,132
Tenneco, Inc. (I)	1,332	38,588
The Goodyear Tire & Rubber Company (I)	6,237	67,048
TRW Automotive Holdings Corp. (I)	3,019	125,470

		1,267,192
Automobiles - 0.36%
Ford Motor Company (I)(L)	85,329	1,044,427
Harley-Davidson, Inc. (L)	5,920	168,365
Thor Industries, Inc.	1,431	47,794
Winnebago Industries, Inc. (I)(L)	939	9,784

		1,270,370
Distributors - 0.07%
Audiovox Corp., Class A (I)	834	5,705
Core-Mark Holding Company, Inc. (I)(L)	358	11,083
Genuine Parts Company	3,855	171,894
LKQ Corp. (I)	3,598	74,838

		263,520
Diversified Consumer Services - 0.32%
American Public Education, Inc. (I)	485	15,936
Apollo Group, Inc., Class A (I)	3,993	205,041
Bridgepoint Education, Inc. (I)(L)	1,381	21,350
Capella Education Company (I)	411	31,902
Career Education Corp. (I)(L)	2,121	45,538
Coinstar, Inc. (I)(L)	784	33,704
Corinthian Colleges, Inc. (I)(L)	2,297	16,124
CPI Corp. (L)	134	3,468
DeVry, Inc.	1,788	87,987
Education Management Corp. (I)(L)	2,956	43,394
Grand Canyon Education, Inc. (I)(L)	1,175	25,768
H&R Block, Inc. (L)	8,467	109,647
Hillenbrand, Inc.	1,560	33,556
ITT Educational Services, Inc. (I)(L)	886	62,259
K12, Inc. (I)	824	23,921
Learning Tree International, Inc.	517	5,232
Lincoln Educational Services Corp. (I)	724	10,432
Mac-Gray Corp.	473	5,737
Matthews International Corp., Class A	756	26,732
Nobel Learning Communities, Inc. (I)	372	2,571
Pre-Paid Legal Services, Inc. (I)(L)	284	17,747
Princeton Review, Inc. (I)	1,213	2,475
Regis Corp. (L)	1,465	28,025
Service Corp. International	6,475	55,815
Sotheby’s	1,738	63,992

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Consumer Services (continued)
Steiner Leisure, Ltd. (I)	383	$14,592
Stewart Enterprises, Inc., Class A (L)	2,683	14,461
Stonemor Partners LP	452	11,395
Strayer Education, Inc. (L)	328	57,236
Universal Technical Institute, Inc.	645	12,610
Weight Watchers International, Inc.	1,933	60,290

		1,148,937
Hotels, Restaurants & Leisure - 2.07%
AFC Enterprises, Inc. (I)	941	11,668
Ambassadors Group, Inc.	649	7,360
Ameristar Casinos, Inc. (L)	1,458	25,442
Bally Technologies, Inc. (I)(L)	1,407	49,175
Biglari Holdings, Inc. (I)	42	13,802
BJ’s Restaurants, Inc. (I)(L)	742	20,895
Bob Evans Farms, Inc.	755	21,193
Boyd Gaming Corp. (I)(L)	2,281	16,537
Brinker International, Inc.	2,625	49,507
Buffalo Wild Wings, Inc. (I)	486	23,275
Burger King Holdings, Inc.	3,327	79,448
California Pizza Kitchen, Inc. (I)	687	11,720
Caribou Coffee Co., Inc. (I)(L)	607	6,313
Carnival Corp.	15,573	595,044
Carrols Restaurant Group, Inc. (I)	696	3,689
CEC Entertainment, Inc. (I)	565	19,396
Cedar Fair LP	1,453	19,252
Chipotle Mexican Grill, Inc. (I)	806	138,632
Choice Hotels International, Inc. (L)	1,424	51,918
Churchill Downs, Inc.	397	14,181
Cracker Barrel Old Country Store, Inc. (L)	568	28,832
Darden Restaurants, Inc.	3,483	149,003
Denny’s Corp. (I)	3,079	9,576
DineEquity, Inc. (I)	485	21,815
Domino’s Pizza, Inc. (I)(L)	1,549	20,478
Dover Downs Gaming & Entertainment, Inc.	1,084	3,686
Einstein Noah Restaurant Group, Inc. (I)(L)	528	5,597
Empire Resorts, Inc. (I)	1,227	1,362
Frischs Restaurants, Inc.	223	4,377
Gaylord Entertainment Company (I)(L)	1,164	35,501
Great Wolf Resorts, Inc. (I)	1,360	2,584
Hyatt Hotels Corp., Class A (I)(L)	4,374	163,543
International Game Technology	7,480	108,086
International Speedway Corp., Class A	1,154	28,158
Interval Leisure Group, Inc. (I)	1,530	20,609
Isle of Capri Casinos, Inc. (I)	967	6,924
Jack in the Box, Inc. (I)	1,358	29,116
Krispy Kreme Doughnuts, Inc. (I)	2,345	10,740
Landry’s Restaurants, Inc. (I)	483	11,829
Las Vegas Sands Corp. (I)(L)	16,684	581,436
Life Time Fitness, Inc. (I)(L)	1,080	42,628
Luby’s, Inc. (I)	908	4,377
Marcus Corp.	908	10,760
Marriott International, Inc., Class A (L)	8,920	319,604
McCormick & Schmick’s Seafood
Restaurants, Inc. (I)	594	4,621
McDonald’s Corp.	26,995	2,011,397
MGM Resorts International (I)(L)	11,197	126,301
Monarch Casino & Resort, Inc. (I)	603	6,760
Morgans Hotel Group Company (I)(L)	1,110	8,125
Multimedia Games, Inc. (I)	1,173	4,340
O’Charley’s, Inc. (I)(L)	864	6,212
Orient Express Hotels, Ltd., Class A (I)(L)	2,148	23,950
P.F. Chang’s China Bistro, Inc.	587	27,119
Panera Bread Company (I)(L)	761	67,432
Papa John’s International, Inc. (I)	701	18,492

380

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Peet’s Coffee & Tea, Inc. (I)(L)	412	$14,103
Penn National Gaming, Inc. (I)	1,956	57,917
Pinnacle Entertainment, Inc. (I)	1,680	18,732
Red Lion Hotels Corp. (I)	788	5,863
Red Robin Gourmet Burgers, Inc. (I)(L)	453	8,883
Royal Caribbean Cruises, Ltd. (I)	5,405	170,420
Ruby Tuesday, Inc. (I)(L)	1,518	18,019
Ruth’s Hospitality Group, Inc. (I)(L)	760	3,048
Scientific Games Corp. (I)	2,387	23,154
Shuffle Master, Inc. (I)	1,636	13,759
Sonic Corp. (I)	1,653	13,356
Speedway Motorsports, Inc.	1,114	17,468
Starbucks Corp.	18,721	478,883
Starwood Hotels & Resorts
Worldwide, Inc. (L)	4,682	246,039
Texas Roadhouse, Inc., Class A (I)	1,825	25,660
The Cheesecake Factory, Inc. (I)(L)	1,536	40,658
Vail Resorts, Inc. (I)(L)	903	33,881
Wendy’s/Arby’s Group, Inc., Class A	11,848	53,670
WMS Industries, Inc. (I)	1,380	52,537
Wyndham Worldwide Corp. (L)	4,512	123,945
Wynn Resorts, Ltd. (L)	3,108	269,681
Yum! Brands, Inc.	11,750	541,205

		7,334,698
Household Durables - 0.56%
American Greetings Corp., Class A	1,063	19,761
Beazer Homes USA, Inc. (I)	1,301	5,373
Blyth, Inc.	267	11,011
Brookfield Homes Corp. (I)	957	7,838
Cavco Industries, Inc. (I)	220	7,900
CSS Industries, Inc.	321	5,550
D.R. Horton, Inc.	8,074	89,783
Ethan Allen Interiors, Inc. (L)	843	14,718
Fortune Brands, Inc.	3,862	190,126
Furniture Brands International, Inc. (I)	1,706	9,178
Garmin, Ltd. (L)	5,057	153,480
Harman International Industries, Inc. (I)	1,775	59,303
Helen of Troy, Ltd. (I)	821	20,763
Hooker Furniture Corp.	426	4,954
Hovnanian Enterprises, Inc., Class A (I)(L)	2,447	9,617
iRobot Corp. (I)(L)	728	13,519
Jarden Corp.	2,302	71,661
KB Home	2,244	25,424
Kid Brands, Inc. (I)	879	7,559
La-Z-Boy, Inc. (I)	1,430	12,069
Leggett & Platt, Inc.	3,693	84,053
Lennar Corp., Class A (L)	4,099	63,043
Libbey, Inc. (I)	261	3,437
M/I Homes, Inc. (I)	494	5,123
MDC Holdings, Inc. (L)	1,199	34,807
Meritage Homes Corp. (I)	854	16,755
Mohawk Industries, Inc. (I)	1,725	91,943
National Presto Industries, Inc. (L)	167	17,780
Newell Rubbermaid, Inc.	7,011	124,865
NVR, Inc. (I)(L)	150	97,130
Pulte Group, Inc. (I)(L)	9,735	85,278
Ryland Group, Inc.	1,194	21,396
Sealy Corp. (I)	2,735	6,673
Skyline Corp.	279	5,653
Standard Pacific Corp. (I)(L)	2,911	11,557
Stanley Black & Decker, Inc.	3,358	205,777
Stanley Furniture Company, Inc. (I)	419	1,441
Tempur-Pedic International, Inc. (I)(L)	1,861	57,691
Toll Brothers, Inc. (I)(L)	4,180	79,504

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Durables (continued)
Tupperware Brands Corp.	1,614	$73,857
Universal Electronics, Inc. (I)	417	8,694
Whirlpool Corp.	1,882	152,367

		1,988,411
Internet & Catalog Retail - 0.83%
1-800-Flowers.com, Inc., Class A (I)	2,074	3,920
Amazon.com, Inc. (I)	11,188	1,757,187
Blue Nile, Inc. (I)(L)	391	17,396
drugstore.com, Inc. (I)	3,397	6,522
Expedia, Inc.	7,267	205,002
Gaiam, Inc., Class A	868	5,807
HSN, Inc. (I)	1,482	44,312
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	14,985	205,444
NetFlix, Inc. (I)	1,360	220,538
NutriSystem, Inc. (L)	796	15,315
Orbitz Worldwide, Inc. (I)	2,470	15,561
Overstock.com, Inc. (I)(L)	678	10,658
PetMed Express, Inc.	647	11,323
priceline.com, Inc. (I)	1,117	389,096
Shutterfly, Inc. (I)	738	19,181
US Auto Parts Network, Inc. (I)	1,037	8,503
ValueVision Media, Inc. (I)	1,133	2,130
Vitacost.com, Inc. (I)	508	3,053

		2,940,948
Leisure Equipment & Products - 0.17%
Arctic Cat, Inc. (I)(L)	718	7,360
Brunswick Corp. (L)	2,310	35,158
Callaway Golf Company (L)	1,865	13,055
Eastman Kodak Company (I)(L)	7,100	29,820
Hasbro, Inc.	3,376	150,266
Jakks Pacific, Inc. (I)(L)	799	14,094
Johnson Outdoors, Inc. (I)	529	6,782
Leapfrog Enterprises, Inc. (I)	2,008	11,004
Marine Products Corp. (I)	1,143	7,018
Mattel, Inc. (L)	9,007	211,304
Polaris Industries, Inc. (L)	824	53,642
Pool Corp. (L)	1,235	24,786
RC2 Corp. (I)	636	13,324
Smith & Wesson Holding Corp. (I)	1,683	5,991
Steinway Musical Instruments, Inc. (I)	327	5,631
Sturm Ruger & Company, Inc. (L)	542	7,393

		596,628
Media - 2.91%
Alloy, Inc. (I)	659	6,399
Arbitron, Inc.	721	20,166
Belo Corp., Class A (I)	2,730	16,926
Cablevision Systems Corp., Class A	7,500	196,425
Carmike Cinemas, Inc. (I)	435	3,793
CBS Corp., Class B	17,172	272,348
Cinemark Holdings, Inc.	2,769	44,581
CKX, Inc. (I)	2,791	13,676
Clear Channel Outdoor Holdings,
Inc., Class A (I)	9,238	105,590
Comcast Corp., Class A	72,182	1,305,051
Crown Media Holdings, Inc. (I)(L)	3,574	8,542
Cumulus Media, Inc., Class A (I)(L)	1,517	4,263
DIRECTV, Class A (I)	22,920	954,160
Discovery Communications,
Inc., Series A (I)(L)	7,038	306,505
DISH Network Corp.	11,196	214,515
DreamWorks Animation SKG, Inc. (I)(L)	2,149	68,575

381

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Media (continued)
Entercom Communications
Corp., Class A (I)(L)	1,127	$8,858
Entravision Communications Corp. (I)(L)	3,353	6,672
EW Scripps Company (I)	1,307	10,299
Fisher Communications, Inc. (I)	347	6,048
Gannett Company, Inc. (L)	6,039	73,857
Global Traffic Network, Inc. (I)	828	4,165
Gray Television, Inc. (I)	1,835	3,688
Harte-Hanks, Inc.	1,749	20,411
John Wiley & Sons, Inc.	1,367	55,856
Journal Communications, Inc., Class A (I)	1,765	7,960
Knology, Inc. (I)	1,122	15,068
Lamar Advertising Company, Class A (I)(L)	2,335	74,300
Lee Enterprises, Inc. (I)(L)	1,081	2,897
Liberty Global, Inc., Series A (I)	6,643	204,671
Liberty Media Corp. - Capital, Series A (I)	2,382	124,007
LIN TV Corp., Class A (I)	1,823	8,094
Live Nation Entertainment, Inc. (I)	4,329	42,771
LodgeNet Interactive Corp. (I)(L)	781	2,187
Madison Square Garden, Inc., Class A (I)	1,911	40,284
Martha Stewart Living Omnimedia,
Inc., Class A (I)	1,185	5,617
Media General, Inc., Class A (I)(L)	760	6,810
Mediacom Communications Corp., Class A (I)	2,003	13,240
Meredith Corp. (L)	1,091	36,341
Morningstar, Inc. (I)	1,201	53,517
National CineMedia, Inc.	1,150	20,585
News Corp., Class A	65,733	858,473
Nexstar Broadcasting Group, Inc. (I)	954	4,913
Omnicom Group, Inc.	7,790	307,549
Outdoor Channel Holdings, Inc. (I)	836	4,623
Playboy Enterprises, Inc., Class B (I)	1,549	7,962
PRIMEDIA, Inc.	1,484	5,639
Reading International, Inc. (I)	1,170	5,300
Regal Entertainment Group	3,802	49,882
Rentrak Corp. (I)	417	10,538
Scholastic Corp.	917	25,511
Scripps Networks Interactive, Inc., Class A	4,088	194,507
Sinclair Broadcast Group, Inc., Class A (I)	2,293	16,097
Sirius XM Radio, Inc. (I)	95,235	114,282
The Interpublic Group of Companies, Inc. (I)	12,409	124,462
The McClatchy Company, Class A (I)(L)	2,491	9,790
The McGraw-Hill Companies, Inc. (L)	7,873	260,281
The New York Times Company, Class A (I)	3,738	28,932
The Walt Disney Company	48,698	1,612,391
The Washington Post Company, Class B (L)	231	92,264
Time Warner Cable, Inc.	8,814	475,868
Time Warner, Inc.	28,901	885,816
Valassis Communications, Inc. (I)(L)	1,244	42,159
Value Line, Inc.	304	4,216
Viacom, Inc., Class B	15,179	549,328
Virgin Media, Inc. (L)	8,321	191,549
Warner Music Group Corp. (I)(L)	4,067	18,302
Westwood One, Inc. (I)(L)	504	4,279
World Wrestling Entertainment,
Inc., Class A (L)	1,968	27,375

		10,322,006
Multiline Retail - 0.85%
99 Cents Only Stores (I)	1,790	33,795
Big Lots, Inc. (I)	2,091	69,526
Dillard’s, Inc., Class A (L)	1,893	44,751
Dollar General Corp. (I)(L)	8,606	251,726
Dollar Tree, Inc. (I)	3,271	159,494
Family Dollar Stores, Inc.	3,419	150,983

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multiline Retail (continued)
Fred’s, Inc., Class A	1,116	$13,169
J.C. Penney Company, Inc.	5,932	161,232
Kohl’s Corp. (I)	7,675	404,319
Macy’s, Inc.	10,663	246,209
Nordstrom, Inc.	5,468	203,410
Retail Ventures, Inc. (I)	1,498	16,118
Saks, Inc. (I)(L)	4,077	35,062
Sears Holdings Corp. (I)(L)	2,889	208,412
Target Corp.	18,701	999,381
The Bon-Ton Stores, Inc. (I)(L)	601	6,112
Tuesday Morning Corp. (I)	1,447	6,902

		3,010,601
Specialty Retail - 2.21%
Aaron, Inc., Class B (L)	2,022	37,306
Abercrombie & Fitch Company, Class A (L)	2,222	87,369
Advance Auto Parts, Inc.	2,349	137,839
Aeropostale, Inc. (I)	2,484	57,753
American Eagle Outfitters, Inc.	5,206	77,882
Americas Car-Mart, Inc. (I)	357	8,989
AnnTaylor Stores Corp. (I)	1,540	31,170
Asbury Automotive Group, Inc. (I)	954	13,423
AutoNation, Inc. (I)(L)	4,337	100,835
AutoZone, Inc. (I)	1,227	280,873
Barnes & Noble, Inc. (L)	1,504	24,380
Bebe Stores, Inc.	2,326	16,770
Bed Bath & Beyond, Inc. (I)	6,573	285,334
Best Buy Company, Inc.	10,536	430,185
Big 5 Sporting Goods Corp.	653	8,763
Books-A-Million, Inc.	615	3,690
Borders Group, Inc. (I)	2,331	2,774
Brown Shoe Company, Inc.	1,176	13,488
Cabela’s, Inc. (I)(L)	1,758	33,367
CarMax, Inc. (I)(L)	5,637	157,047
Casual Male Retail Group, Inc. (I)	1,509	6,157
Charming Shoppes, Inc. (I)	3,230	11,370
Chico’s FAS, Inc.	4,502	47,361
Christopher & Banks Corp.	1,110	8,780
Citi Trends, Inc. (I)(L)	394	9,539
Coldwater Creek, Inc. (I)	2,655	13,992
Collective Brands, Inc. (I)(L)	1,624	26,211
Conn’s, Inc. (I)	634	2,948
Destination Maternity Corp. (I)	197	6,485
Dick’s Sporting Goods, Inc. (I)(L)	2,851	79,942
DSW, Inc., Class A (I)(L)	1,164	33,407
Express, Inc. (I)	2,209	33,599
Foot Locker, Inc.	3,936	57,190
GameStop Corp., Class A (I)(L)	4,198	82,743
Genesco, Inc. (I)	526	15,716
Group 1 Automotive, Inc. (I)(L)	657	19,631
Guess?, Inc. (L)	2,313	93,977
Gymboree Corp. (I)(L)	743	30,864
Haverty Furniture Companies, Inc.	696	7,593
hhgregg, Inc. (I)	1,021	25,280
Hibbett Sports, Inc. (I)	783	19,536
Home Depot, Inc. (L)	42,782	1,355,334
Hot Topic, Inc. (L)	1,207	7,230
J. Crew Group, Inc. (I)(L)	1,611	54,162
Jo-Ann Stores, Inc. (I)	711	31,675
Jos. A. Bank Clothiers, Inc. (I)(L)	691	29,444
Kirklands, Inc. (I)	591	8,191
Limited Brands, Inc.	8,102	216,972
Lithia Motors, Inc., Class A (L)	616	5,907
Lowe’s Companies, Inc.	36,728	818,667
Lumber Liquidators Holdings, Inc. (I)(L)	736	18,084

382

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Specialty Retail (continued)
MarineMax, Inc. (I)	624	$4,393
Midas, Inc. (I)	483	3,676
Monro Muffler Brake, Inc. (L)	527	24,300
New York & Company, Inc. (I)	1,749	4,495
O’Reilly Automotive, Inc. (I)(L)	3,436	182,795
Office Depot, Inc. (I)	8,120	37,352
OfficeMax, Inc. (I)(L)	2,149	28,130
Pacific Sunwear of California, Inc. (I)(L)	1,943	10,162
Penske Auto Group, Inc. (I)(L)	2,459	32,459
PEP Boys - Manny, Moe & Jack	1,510	15,976
PetSmart, Inc.	3,089	108,115
Pier 1 Imports, Inc. (I)(L)	2,797	22,907
RadioShack Corp.	3,196	68,171
Rent-A-Center, Inc.	1,666	37,285
Ross Stores, Inc.	3,091	168,830
Rue21, Inc. (I)	355	9,163
Sally Beauty Holdings, Inc. (I)(L)	4,616	51,699
Select Comfort Corp. (I)	1,361	9,228
Shoe Carnival, Inc. (I)	412	8,331
Signet Jewelers, Ltd. (I)	2,155	68,400
Sonic Automotive, Inc. (I)(L)	852	8,375
Stage Stores, Inc.	1,084	14,092
Staples, Inc.	18,198	380,702
Stein Mart, Inc. (I)	1,168	10,313
Syms Corp. (I)	523	4,011
Systemax, Inc.	974	11,961
Talbots, Inc. (I)(L)	1,620	21,222
The Buckle, Inc. (L)	1,168	30,999
The Cato Corp., Class A	771	20,632
The Children’s Place Retail Stores, Inc. (I)(L)	693	33,798
The Dress Barn, Inc. (I)	1,824	43,320
The Finish Line, Inc., Class A	1,437	19,989
The Gap, Inc.	17,494	326,088
The Men’s Wearhouse, Inc.	1,330	31,641
The Wet Seal, Inc., Class A (I)(L)	2,725	9,238
Tiffany & Company	3,135	147,314
TJX Companies, Inc.	10,527	469,820
Tractor Supply Company	1,804	71,547
Ulta Salon, Cosmetics & Fragrance, Inc. (I)	1,515	44,238
Urban Outfitters, Inc. (I)(L)	4,220	132,677
Vitamin Shoppe, Inc. (I)	340	9,333
West Marine, Inc. (I)	865	8,788
Williams-Sonoma, Inc. (L)	2,719	86,192
Winmark Corp.	246	8,226
Zale Corp. (I)(L)	1,041	2,186
Zumiez, Inc. (I)(L)	860	18,198

		7,847,991
Textiles, Apparel & Luxury Goods - 0.75%
American Apparel, Inc. (I)	2,036	2,504
Carter’s, Inc. (I)	1,425	37,520
Cherokee, Inc.	317	5,782
Coach, Inc.	7,881	338,568
Columbia Sportswear Company (L)	825	48,213
Crocs, Inc. (I)(L)	2,314	30,105
Deckers Outdoor Corp. (I)	987	49,311
Fossil, Inc. (I)	1,677	90,206
G-III Apparel Group, Ltd. (I)	515	16,161
Hanesbrands, Inc. (I)(L)	2,419	62,555
Iconix Brand Group, Inc. (I)	1,874	32,795
Joe’s Jeans, Inc. (I)	1,189	2,509
Jones Apparel Group, Inc.	2,251	44,210
K-Swiss, Inc., Class A (I)(L)	1,064	13,566
Kenneth Cole Productions, Inc., Class A (I)	623	10,385
Liz Claiborne, Inc. (I)(L)	2,592	15,759

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Maidenform Brands, Inc. (I)	651	$18,781
Movado Group, Inc. (I)(L)	758	8,247
NIKE, Inc., Class B	12,169	975,224
Oxford Industries, Inc.	535	12,722
Perry Ellis International, Inc. (I)	504	11,012
Phillips-Van Heusen Corp.	1,298	78,088
Polo Ralph Lauren Corp. (L)	2,478	222,673
Quiksilver, Inc. (I)(L)	3,575	13,978
Skechers U.S.A., Inc., Class A (I)(L)	1,191	27,977
Steven Madden, Ltd. (I)(L)	721	29,604
The Timberland Company, Class A (I)	1,467	29,061
The Warnaco Group, Inc. (I)	1,141	58,339
True Religion Apparel, Inc. (I)(L)	701	14,959
Under Armour, Inc., Class A (I)(L)	1,285	57,876
Unifi, Inc. (I)	2,277	10,269
VF Corp.	2,746	222,481
Volcom, Inc. (I)(L)	719	13,747
Weyco Group, Inc.	346	8,380
Wolverine World Wide, Inc.	1,223	35,479

		2,649,046

		40,640,348
Consumer Staples - 9.95%
Beverages - 2.10%
Boston Beer Company, Inc. (I)	429	28,687
Brown Forman Corp., Class B (L)	3,884	239,410
Central European Distribution Corp. (I)	1,544	34,462
Coca-Cola Bottling Company Consolidated	267	14,132
Coca-Cola Enterprises, Inc.	12,471	386,601
Constellation Brands, Inc., Class A (I)	5,815	102,867
Dr. Pepper Snapple Group, Inc.	6,438	228,678
Hansen Natural Corp. (I)	2,264	105,548
Heckmann Corp. (I)	1,433	5,589
Molson Coors Brewing Company	4,181	197,427
National Beverage Corp.	1,298	18,172
PepsiCo, Inc.	40,403	2,684,375
The Coca-Cola Company	58,068	3,398,139

		7,444,087
Food & Staples Retailing - 2.60%
Arden Group, Inc.	92	7,590
BJ’s Wholesale Club, Inc. (I)	1,352	56,108
Casey’s General Stores, Inc.	1,295	54,066
Costco Wholesale Corp. (L)	10,976	707,842
CVS Caremark Corp.	34,991	1,101,167
Ingles Markets, Inc.	723	12,009
Nash Finch Company	373	15,867
Pricesmart, Inc.	787	22,925
Rite Aid Corp. (I)	24,783	23,370
Ruddick Corp.	1,211	41,997
Safeway, Inc. (L)	9,745	206,204
Spartan Stores, Inc.	646	9,367
SUPERVALU, Inc.	5,437	62,689
Susser Holdings Corp. (I)	511	7,154
Sysco Corp.	15,031	428,684
The Andersons, Inc. (L)	533	20,201
The Great Atlantic & Pacific Tea
Company, Inc. (I)(L)	1,661	6,578
The Kroger Company	16,271	352,430
The Pantry, Inc. (I)	626	15,093
United Natural Foods, Inc. (I)	1,152	38,177
Village Super Market, Inc.	374	10,450
Wal-Mart Stores, Inc.	93,953	5,028,365
Walgreen Company	24,789	830,432
Weis Markets, Inc.	679	26,569

383

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc. (I)(L)	3,989	$148,032
Winn-Dixie Stores, Inc. (I)(L)	1,505	10,731

		9,244,097
Food Products - 1.79%
Alico, Inc.	233	5,415
American Dairy, Inc. (I)(L)	371	3,877
Archer-Daniels-Midland Company	16,241	518,413
B&G Foods, Inc.	1,133	12,372
Bunge, Ltd. (L)	3,517	208,066
Cal-Maine Foods, Inc.	676	19,590
Calavo Growers, Inc.	469	10,168
Campbell Soup Company	8,716	311,597
Chiquita Brands International, Inc. (I)(L)	1,268	16,788
ConAgra Foods, Inc.	11,240	246,606
Corn Products International, Inc.	1,952	73,200
Darling International, Inc. (I)	2,379	20,269
Dean Foods Company (I)	4,831	49,325
Del Monte Foods Company	5,115	67,058
Diamond Foods, Inc.	447	18,323
Dole Food Company, Inc. (I)(L)	876	8,015
Farmer Brothers Company	481	7,696
Flowers Foods, Inc. (L)	2,359	58,598
Fresh Del Monte Produce, Inc. (I)(L)	1,688	36,630
General Mills, Inc.	16,628	607,587
Green Mountain Coffee Roasters, Inc. (I)(L)	3,424	106,795
Griffin Land & Nurseries, Inc.	159	4,204
H.J. Heinz Company	7,986	378,297
Harbinger Group, Inc. (I)	878	4,873
Hormel Foods Corp. (L)	3,398	151,551
Imperial Sugar Company (L)	441	5,768
J & J Snack Foods Corp.	507	21,259
John B. Sanfilippo & Son, Inc. (I)	553	7,300
Kellogg Company	9,610	485,401
Kraft Foods, Inc., Class A	42,133	1,300,224
Lancaster Colony Corp. (L)	721	34,248
Lance, Inc.	887	18,893
Lifeway Foods, Inc. (I)	557	5,860
McCormick & Company, Inc.	3,182	133,771
Mead Johnson Nutrition Company	5,181	294,851
Omega Protein Corp. (I)	838	4,810
Ralcorp Holdings, Inc. (I)	1,384	80,936
Reddy Ice Holdings, Inc. (I)	772	1,760
Sanderson Farms, Inc.	564	24,416
Sara Lee Corp.	17,652	237,066
Seneca Foods Corp., Class A (I)	130	3,405
Smart Balance, Inc. (I)	1,817	7,050
Smithfield Foods, Inc. (I)	3,715	62,523
The Hain Celestial Group, Inc. (I)	1,177	28,224
The Hershey Company (L)	5,000	237,950
The J.M. Smucker Company	3,018	182,680
Tootsie Roll Industries, Inc. (L)	1,526	37,967
TreeHouse Foods, Inc. (I)(L)	857	39,508
Tyson Foods, Inc., Class A	9,600	153,792

		6,354,975
Household Products - 1.82%
Church & Dwight Company, Inc.	1,705	110,723
Clorox Company	3,441	229,721
Colgate-Palmolive Company	12,394	952,603
Energizer Holdings, Inc. (I)	1,736	116,711
Kimberly-Clark Corp.	10,412	677,301
Oil-Dri Corp of America	330	7,098
Orchids Paper Products Company (I)	210	3,035
The Procter & Gamble Company	72,145	4,326,536

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
WD-40 Company	513	$19,504

		6,443,232
Personal Products - 0.31%
Alberto-Culver Company	2,376	89,456
Avon Products, Inc.	10,809	347,077
Elizabeth Arden, Inc. (I)	827	16,532
Herbalife, Ltd.	1,538	92,818
Inter Parfums, Inc. (L)	980	17,238
Mannatech, Inc. (I)	1,004	2,058
Medifast, Inc. (I)	439	11,910
NBTY, Inc. (I)	1,636	89,947
Nu Skin Enterprises, Inc., Class A	1,612	46,426
Nutraceutical International Corp. (I)	486	7,625
Prestige Brands Holdings, Inc. (I)	1,458	14,420
Revlon, Inc. (I)	1,393	17,580
Schiff Nutrition International, Inc.	920	7,544
The Estee Lauder Companies,
Inc., Class A (L)	4,956	313,368
The Female Health Company	958	4,934
USANA Health Sciences, Inc. (I)	444	17,920

		1,096,853
Tobacco - 1.33%
Alliance One International, Inc. (I)(L)	2,622	10,881
Altria Group, Inc.	52,287	1,255,934
Lorillard, Inc.	3,839	308,310
Philip Morris International, Inc.	47,346	2,652,323
Reynolds American, Inc.	7,267	431,587
Star Scientific, Inc. (I)(L)	2,853	5,991
Universal Corp.	639	25,618
Vector Group, Ltd. (L)	1,996	37,326

		4,727,970

		35,311,214
Energy - 10.50%
Energy Equipment & Services - 1.75%
Allis-Chalmers Energy, Inc. (I)(L)	2,212	9,224
Atwood Oceanics, Inc. (I)(L)	1,611	49,055
Baker Hughes, Inc.	10,834	461,528
Basic Energy Services, Inc. (I)	1,218	10,377
Bolt Technology Corp. (I)	314	3,219
Bristow Group, Inc. (I)(L)	771	27,818
Bronco Drilling Company, Inc. (I)(L)	927	3,699
Cal Dive International, Inc. (I)	2,508	13,719
Cameron International Corp. (I)	6,172	265,149
CARBO Ceramics, Inc.	591	47,871
Complete Production Services, Inc. (I)	2,087	42,679
Dawson Geophysical Company (I)	276	7,355
Diamond Offshore Drilling, Inc. (L)	3,475	235,501
Dresser-Rand Group, Inc. (I)	2,003	73,891
Dril-Quip, Inc. (I)	1,004	62,358
ENGlobal Corp. (I)	813	2,049
Exterran Holdings, Inc. (I)	1,650	37,472
Exterran Partners LP	655	14,345
FMC Technologies, Inc. (I)(L)	3,076	210,060
Geokinetics, Inc. (I)(L)	470	2,914
Global Industries, Ltd. (I)	3,008	16,454
Gulf Islands Fabrication, Inc.	492	8,954
Gulfmark Offshore, Inc., Class A (I)	708	21,750
Halliburton Company	22,937	758,512
Helix Energy Solutions Group, Inc. (I)	2,831	31,537
Helmerich & Payne, Inc.	2,656	107,462
Hercules Offshore, Inc. (I)(L)	2,946	7,807
Hornbeck Offshore Services, Inc. (I)(L)	736	14,345

384

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
ION Geophysical Corp. (I)(L)	3,090	$15,883
Key Energy Services, Inc. (I)	3,345	31,811
Lufkin Industries, Inc.	760	33,364
Matrix Service Company (I)	756	6,615
McDermott International, Inc. (I)	5,826	86,108
Nabors Industries, Ltd. (I)	7,215	130,303
National Oilwell Varco, Inc.	10,553	469,292
Natural Gas Services Group, Inc. (I)	399	5,893
Newpark Resources, Inc. (I)	2,634	22,126
Oceaneering International, Inc. (I)	1,374	74,004
Oil States International, Inc. (I)	1,258	58,560
OYO Geospace Corp. (I)	207	11,981
Parker Drilling Company (I)	3,343	14,542
Patterson-UTI Energy, Inc.	3,984	68,047
PHI, Inc. (I)	143	2,314
Pioneer Drilling Company (I)	1,558	9,940
Pride International, Inc. (I)	4,403	129,580
Rowan Companies, Inc. (I)(L)	2,860	86,830
RPC, Inc. (L)	2,580	54,593
Schlumberger, Ltd.	34,185	2,106,138
SEACOR Holdings, Inc. (I)	481	40,962
Superior Energy Services, Inc. (I)	2,023	53,994
T-3 Energy Services, Inc. (I)	409	10,695
TetraTechnologies, Inc. (I)	2,103	21,451
Tidewater, Inc. (L)	1,245	55,788
Union Drilling, Inc. (I)	846	3,790
Unit Corp. (I)	1,193	44,487
Vantage Drilling Company (I)	2,477	3,963

		6,200,158
Oil, Gas & Consumable Fuels - 8.75%
Alliance Holdings GP LP	1,543	66,750
Alliance Resource Partners LP	956	55,773
Alon USA Energy, Inc. (L)	1,298	7,009
Alpha Natural Resources, Inc. (I)	2,747	113,039
American Oil & Gas, Inc. (I)	922	7,468
Anadarko Petroleum Corp.	12,405	707,705
Apache Corp.	8,440	825,094
Apco Oil and Gas International, Inc.	783	27,100
Approach Resources, Inc. (I)	861	9,626
Arch Coal, Inc.	4,200	112,182
Atlas Energy, Inc. (I)	2,022	57,910
Atlas Pipeline Holdings LP	1,421	12,661
Atlas Pipeline Partners LP	1,466	25,714
ATP Oil & Gas Corp. (I)(L)	1,256	17,144
Berry Petroleum Company, Class A (L)	1,225	38,869
Bill Barrett Corp. (I)(L)	1,183	42,588
Boardwalk Pipeline Partners LP	3,977	129,849
BP Prudhoe Bay Royalty Trust (L)	469	48,471
BPZ Resources, Inc. (I)(L)	3,197	12,245
BreitBurn Energy Partners LP	1,480	27,040
Brigham Exploration Company (I)	2,445	45,844
Buckeye GP Holdings LP	722	31,198
Buckeye Partners LP	1,225	77,788
Cabot Oil & Gas Corp.	2,634	79,310
Callon Petroleum Company (I)(L)	868	4,297
Calumet Specialty Products Partners LP	688	13,567
Capital Product Partners LP	871	7,203
Carrizo Oil & Gas, Inc. (I)(L)	895	21,426
Cheniere Energy Partners LP	4,247	79,334
Cheniere Energy, Inc. (I)(L)	1,624	4,092
Chesapeake Energy Corp.	16,478	373,227
Chevron Corp.	50,480	4,091,404
Cimarex Energy Company	2,117	140,103
Clayton Williams Energy, Inc. (I)	357	18,061

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Clean Energy Fuels Corp. (I)(L)	1,617	$22,978
Cobalt International Energy, Inc. (I)	7,403	70,699
Comstock Resources, Inc. (I)	1,226	27,573
Concho Resources, Inc. (I)	2,248	148,750
ConocoPhillips	37,405	2,148,169
CONSOL Energy, Inc.	5,105	188,681
Contango Oil & Gas Company (I)	436	21,870
Continental Resources, Inc. (I)(L)	4,302	199,441
Copano Energy LLC	1,451	39,772
CREDO Petroleum Corp. (I)	422	3,486
Crimson Exploration, Inc. (I)	1,353	3,856
Cross Timbers Royalty Trust	242	8,627
Crosstex Energy LP (I)	1,515	19,241
Crosstex Energy, Inc. (I)(L)	1,640	12,956
CVR Energy, Inc. (I)	2,329	19,214
DCP Midstream Partners LP	768	25,728
Delek US Holdings, Inc.	1,516	10,855
Delta Petroleum Corp. (I)	7,769	6,111
Denbury Resources, Inc. (I)	10,063	159,901
Devon Energy Corp.	11,218	726,253
DHT Holdings, Inc.	1,175	4,853
Dorchester Minerals LP	835	22,453
Duncan Energy Partners LP	1,508	47,050
Eagle Rock Energy Partners LP	2,032	12,395
El Paso Corp.	17,732	219,522
El Paso Pipeline Partners LP	3,146	100,892
Enbridge Energy Management LLC (I)	457	25,213
Enbridge Energy Partners LP	1,889	105,633
Encore Energy Partners LP	1,289	24,414
Endeavour International Corp. (I)	4,045	5,218
Energy Partners, Ltd. (I)	509	6,113
Energy Transfer Equity LP	5,554	206,164
Energy Transfer Partners LP	4,189	202,245
Energy XXI Bermuda, Ltd. (I)	1,032	23,850
Enterprise GP Holdings LP	3,495	205,226
Enterprise Products Partners LP	14,839	588,663
EOG Resources, Inc.	6,365	591,754
EQT Corp.	3,271	117,952
EV Energy Partner LP	480	16,834
EXCO Resources, Inc.	5,454	81,101
Exxon Mobil Corp.	127,689	7,889,903
Forest Oil Corp. (I)	2,912	86,486
Frontier Oil Corp.	2,762	37,011
FX Energy, Inc. (I)(L)	1,531	6,338
Gastar Exploration, Ltd. (I)	1,774	7,131
General Maritime Corp.	1,621	7,959
Genesis Energy LP	1,132	26,625
Georesources, Inc. (I)	522	8,300
Global Partners LP	456	11,386
GMX Resources, Inc. (I)(L)	635	3,086
Goodrich Petroleum Corp. (I)	1,032	15,036
Green Plains Renewable Energy, Inc. (I)(L)	861	10,427
GreenHunter Energy, Inc. (I)	4,205	3,238
Gulfport Energy Corp. (I)	1,213	16,788
Harvest Natural Resources, Inc. (I)	1,171	12,202
Hess Corp.	8,224	486,203
Holly Corp.	1,347	38,726
Holly Energy Partners LP	307	15,734
Houston American Energy Corp.	599	5,990
Hugoton Royalty Trust	1,082	21,629
Hyperdynamics Corp. (I)(L)	3,810	8,992
Inergy Holdings LP	1,542	46,599
Inergy LP	1,534	60,823
International Coal Group, Inc. (I)(L)	4,341	23,094
James River Coal Company (I)(L)	776	13,603

385

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
K-Sea Transportation Partners LP	482	$1,971
Kinder Morgan Energy Partners LP	4,913	336,541
Kinder Morgan Management LLC (I)	2,091	125,983
Kodiak Oil & Gas Corp. (I)(L)	3,713	12,587
Legacy Reserves LP	925	22,811
Linn Energy LLC	3,008	96,136
Magellan Midstream Partners LP	1,546	79,542
Magnum Hunter Resources Corp. (I)	1,089	4,508
Marathon Oil Corp.	17,773	588,286
Mariner Energy, Inc. (I)(L)	2,670	64,694
Markwest Energy Partners LP	1,712	61,495
Martin Midstream Partners LP	438	14,292
Massey Energy Company	2,480	76,930
McMoRan Exploration Company (I)	2,357	40,564
Murphy Oil Corp.	4,787	296,411
Natural Resource Partners LP	1,833	49,088
Newfield Exploration Company (I)	3,363	193,171
Noble Energy, Inc.	4,346	326,341
Northern Oil and Gas, Inc. (I)	1,097	18,583
NuStar Energy LP	1,282	79,138
NuStar GP Holdings LLC	1,048	35,548
Occidental Petroleum Corp.	20,411	1,598,181
ONEOK Partners LP	2,230	167,072
Overseas Shipholding Group, Inc. (L)	747	25,637
Panhandle Oil and Gas, Inc.	298	7,358
Patriot Coal Corp. (I)(L)	2,437	27,806
Peabody Energy Corp.	6,819	334,199
Penn Virginia Corp.	1,230	19,729
Penn Virginia GP Holdings LP	1,104	25,237
Penn Virginia Resource Partners LP	1,417	34,929
Petrohawk Energy Corp. (I)(L)	7,652	123,503
Petroleum Development Corp. (I)	477	13,165
Petroquest Energy, Inc. (I)(L)	1,638	9,975
Pioneer Natural Resources Company	2,925	190,213
Pioneer Southwest Energy Partners LP	782	21,482
Plains All American Pipeline LP	3,335	209,805
Plains Exploration & Production Company (I)	3,572	95,265
QEP Resources, Inc.	4,391	132,345
Quicksilver Resources, Inc. (I)(L)	4,412	55,591
Ram Energy Resources, Inc. (I)	2,601	4,058
Range Resources Corp. (L)	3,987	152,024
Regency Energy Partners LP	2,119	51,873
Rentech, Inc. (I)(L)	5,567	5,489
Rex Energy Corp. (I)	1,131	14,477
Rosetta Resources, Inc. (I)	1,392	32,698
SandRidge Energy, Inc. (I)(L)	9,986	56,720
Ship Finance International, Ltd.	2,036	39,559
SM Energy Company	1,604	60,086
Southern Union Company	3,111	74,851
Southwestern Energy Company (I)	8,716	291,463
Spectra Energy Corp.	16,211	365,558
Spectra Energy Partners LP	1,996	69,062
Stone Energy Corp. (I)(L)	1,304	19,208
Sunoco Logistics Partners LP	719	56,549
Sunoco, Inc.	2,974	108,551
Swift Energy Company (I)	1,049	29,456
Syntroleum Corp. (I)	1,920	3,590
Targa Resources Partners LP	1,386	38,503
TC Pipelines LP	1,009	46,969
Teekay Corp. (L)	1,883	50,333
Teekay LNG Partners LP	974	30,954
Teekay Offshore Partners LP	730	16,892
Tesoro Corp.	3,653	48,804
The Williams Companies, Inc.	14,667	280,286
Toreador Resources Corp. (I)(L)	720	8,050

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
TransMontaigne Partners LP	344	$11,813
Ultra Petroleum Corp. (I)	3,828	160,699
Uranium Energy Corp. (I)(L)	1,401	4,595
USEC, Inc. (I)(L)	2,992	15,528
VAALCO Energy, Inc. (I)	1,623	9,316
Valero Energy Corp.	14,286	250,148
Venoco, Inc. (I)(L)	1,487	29,190
W&T Offshore, Inc.	2,221	23,543
Warren Resources, Inc. (I)	2,569	10,199
Western Gas Partners LP	812	22,005
Western Refining, Inc. (I)(L)	2,496	13,079
Westmoreland Coal Company (I)	363	3,579
Whiting Petroleum Corp. (I)	1,287	122,921
Williams Partners LP	2,013	85,351
World Fuel Services Corp. (L)	1,546	40,211

		31,040,458

		37,240,616
Financials - 16.26%
Capital Markets - 2.41%
Affiliated Managers Group, Inc. (I)	1,071	83,549
AllianceBernstein Holding LP	2,340	61,799
American Capital, Ltd. (I)	6,354	36,917
Ameriprise Financial, Inc.	6,456	305,562
Apollo Investment Corp.	3,402	34,802
Artio Global Investors, Inc.	1,193	18,253
BGC Partners, Inc., Class A	2,433	14,525
BlackRock, Inc.	1,471	250,438
Calamos Asset Management, Inc.	637	7,326
Cohen & Steers, Inc.	1,124	24,391
Cowen Group, Inc., Class A (I)	844	2,777
Diamond Hill Investment Group, Inc.	87	6,351
Duff & Phelps Corp.	1,196	16,110
E*TRADE Financial Corp. (I)	4,403	64,020
Eaton Vance Corp.	2,923	84,884
Epoch Holding Corp.	677	8,720
Evercore Partners, Inc., Class A	426	12,188
FBR Capital Markets Corp. (I)	1,923	6,038
Federated Investors, Inc., Class B (L)	2,565	58,379
Financial Engines, Inc. (I)	634	8,420
Fortress Investment Group LLC (I)(L)	11,731	42,114
Franklin Resources, Inc.	5,736	613,178
GAMCO Investors, Inc., Class A	784	30,208
GFI Group, Inc.	3,319	15,400
Gleacher & Company, Inc. (I)	3,239	5,215
GLG Partners, Inc. (I)	7,225	32,513
Greenhill & Company, Inc. (L)	698	55,365
International Assets Holding Corp. (I)(L)	567	10,263
Invesco, Ltd.	10,918	231,789
Investment Technology Group, Inc. (I)	1,199	17,050
Janus Capital Group, Inc.	4,769	52,221
Jefferies Group, Inc. (L)	4,354	98,792
JMP Group, Inc.	758	4,624
KBW, Inc.	910	23,296
Knight Capital Group, Inc., Class A (I)	2,401	29,748
LaBranche & Company, Inc. (I)	1,750	6,825
Ladenburg Thalmann Financial
Services, Inc. (I)	3,530	3,601
Lazard, Ltd., Class A	2,321	81,421
Legg Mason, Inc. (L)	4,105	124,423
MF Global Holdings, Ltd. (I)(L)	3,357	24,170
Morgan Stanley	35,235	869,600
Northern Trust Corp.	6,151	296,724
Och-Ziff Capital Management Group LLC.	9,102	135,620

386

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
optionsXpress Holdings, Inc. (I)	1,527	$23,455
Penson Worldwide, Inc. (I)	779	3,872
Piper Jaffray Companies, Inc. (I)	532	15,497
Pzena Investment Management, Inc.	1,833	12,593
Raymond James Financial, Inc. (L)	3,122	79,080
Rodman & Renshaw Capital Group, Inc. (I)	1,112	2,391
Safeguard Scientifics, Inc. (I)	663	8,307
Sanders Morris Harris Group, Inc. (L)	1,005	5,688
SEI Investments Company	4,794	97,510
State Street Corp.	12,491	470,411
Stifel Financial Corp. (I)(L)	891	41,244
SWS Group, Inc.	740	5,306
T. Rowe Price Group, Inc. (L)	6,498	325,322
TD Ameritrade Holding Corp. (I)	14,768	238,503
The Bank of New York Mellon Corp. (L)	30,529	797,723
The Blackstone Group LP	6,720	85,277
The Charles Schwab Corp.	29,998	416,972
The Goldman Sachs Group, Inc.	13,243	1,914,673
TradeStation Group, Inc. (I)	1,257	8,271
U.S. Global Investors, Inc.	554	3,501
W. P. Carey & Co. LLC	958	27,734
Waddell & Reed Financial, Inc., Class A	2,166	59,262
Westwood Holdings Group, Inc.	204	6,901

		8,559,102
Commercial Banks - 2.77%
1st Source Corp.	701	12,169
Alliance Financial Corp.	246	7,437
American National Bankshares, Inc. (L)	300	6,582
Ameris Bancorp (L)	522	4,881
Ames National Corp.	314	6,261
Arrow Financial Corp.	335	8,396
Associated Banc Corp.	3,499	46,152
BancFirst Corp.	440	17,802
Bancorp Rhode Island, Inc.	246	6,871
Bancorp, Inc. (I)	675	4,516
BancorpSouth, Inc. (L)	2,211	31,352
Bank of Hawaii Corp.	1,228	55,162
Bank of Kentucky Financial Corp.	182	2,932
Bank of Marin Bancorp (L)	240	7,738
Bank of the Ozarks, Inc.	487	18,063
BB&T Corp.	17,523	421,954
BOK Financial Corp.	1,735	78,301
Boston Private Financial Holdings, Inc. (L)	1,998	13,067
Bridge Bancorp, Inc.	267	6,672
Bryn Mawr Bank Corp. (L)	315	5,424
Camden National Corp.	254	8,801
Cape Bancorp, Inc. (I)	865	6,574
Capital Bank Corp.	942	1,601
Capital City Bank Group, Inc. (L)	552	6,701
CapitalSource, Inc.	8,943	47,756
Capitol Bancorp, Ltd. (I)(L)	2,023	2,286
Cardinal Financial Corp.	896	8,611
Cathay General Bancorp	1,403	16,682
Center Bancorp, Inc.	724	5,531
Centerstate Banks, Inc.	799	6,855
Century Bancorp, Inc.	263	6,283
Chemical Financial Corp.	686	14,159
CIT Group, Inc. (I)	5,027	205,202
Citizens & Northern Corp.	302	3,926
Citizens Republic Banking Corp., Inc. (I)	8,363	7,536
City Holding Company (L)	491	15,059
City National Corp.	1,345	71,379
CNB Financial Corp.	315	4,331
CoBiz Financial, Inc.	1,440	8,006

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Columbia Banking System, Inc.	644	$12,655
Comerica, Inc.	4,084	151,721
Commerce Bancshares, Inc.	2,122	79,766
Community Bank Systems, Inc. (L)	937	21,560
Community Trust Bancorp, Inc.	445	12,055
Cullen/Frost Bankers, Inc.	1,531	82,475
CVB Financial Corp.	2,966	22,275
Danvers Bancorp, Inc.	519	7,956
Eagle Bancorp, Inc. (I)	514	5,901
East West Bancorp, Inc.	3,245	52,829
Enterprise Bancorp, Inc.	384	4,209
Enterprise Financial Services Corp.	498	4,631
Fifth Third Bancorp	20,221	243,259
Financial Institutions, Inc. (L)	354	6,252
First Bancorp, Inc./ME	330	4,564
First Bancorp/Puerto Rico (I)	2,599	728
First Bancorp/Troy NC	510	6,946
First Busey Corp.	1,133	5,155
First Citizens BancShares, Inc.	269	49,838
First Commonwealth Financial Corp.	2,381	12,976
First Community Bancshares, Inc.	573	7,392
First Financial Bancorp	1,424	23,752
First Financial Bankshares, Inc. (L)	562	26,408
First Financial Corp./IN (L)	375	11,063
First Horizon National Corp. (I)	5,948	67,866
First Interstate Bancsystem, Inc.	733	9,866
First Merchants Corp.	685	5,227
First Midwest Bancorp, Inc./IL	1,437	16,569
First of Long Island Corp. (L)	263	6,570
First South Bancorp, Inc.	361	3,581
FirstMerit Corp.	2,208	40,451
FNB Corp. (L)	3,156	27,015
Fulton Financial Corp.	4,878	44,195
German American Bancorp, Inc.	465	7,979
Glacier Bancorp, Inc.	1,642	23,973
Great Southern Bancorp, Inc.	422	9,187
Greene County Bancshares, Inc. (I)	265	1,799
Hancock Holding Company (L)	883	26,552
Hanmi Financial Corp. (I)	1,806	2,312
Heartland Financial USA, Inc.	524	8,064
Home Bancorp, Inc. (I)	417	5,579
Home Bancshares, Inc.	638	12,964
Huntington Bancshares, Inc.	17,067	96,770
IBERIABANK Corp.	534	26,689
Independent Bank Corp. (L)	557	12,544
International Bancshares Corp. (L)	1,863	31,466
Investors Bancorp, Inc. (I)	3,164	37,462
KeyCorp	22,547	179,474
Lakeland Bancorp, Inc./NJ	793	6,685
Lakeland Financial Corp.	379	7,072
M&T Bank Corp. (L)	3,028	247,721
MainSource Financial Group, Inc.	643	4,913
Marshall & Ilsley Corp.	13,226	93,111
MB Financial, Inc.	1,020	16,544
Merchants Bancshares, Inc.	309	7,706
Metro Bancorp, Inc. (I)	240	2,494
Middleburg Financial Corp.	335	4,713
MidSouth Bancorp, Inc. (L)	329	4,655
Nara Bancorp, Inc. (I)	1,068	7,540
National Bankshares, Inc.	212	5,470
National Penn Bancshares, Inc.	3,509	21,931
NBT Bancorp, Inc.	906	19,995
Northfield Bancorp, Inc. (L)	1,319	14,272
Norwood Financial Corp.	134	3,780
Old National Bancorp	1,849	19,415

387

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Old Second Bancorp, Inc.	876	$1,226
Oriental Financial Group, Inc.	760	10,108
Pacific Capital Bancorp (I)(L)	3,083	2,528
Pacific Continental Corp.	450	4,073
PacWest Bancorp (L)	951	18,126
Park National Corp.	392	25,104
Peapack Gladstone Financial Corp.	305	3,593
Penns Woods Bancorp, Inc.	216	7,139
Peoples Bancorp, Inc.	349	4,317
Peoples Financial Corp.	352	4,893
Pinnacle Financial Partners, Inc. (I)(L)	955	8,776
PNC Financial Services Group, Inc.	13,070	678,464
Popular, Inc. (I)	16,781	48,665
Porter Bancorp, Inc.	326	3,273
PrivateBancorp, Inc.	1,474	16,789
Prosperity Bancshares, Inc. (L)	1,218	39,548
Regions Financial Corp.	30,482	221,604
Renasant Corp. (L)	644	9,795
Republic Bancorp, Inc., Class A (L)	170	3,592
S&T Bancorp, Inc.	786	13,692
S.Y. Bancorp, Inc. (L)	393	9,754
Sandy Spring Bancorp, Inc.	538	8,339
SCBT Financial Corp.	357	11,135
Seacoast Banking Corp. of Florida (I)	3,564	4,348
Shore Bancshares, Inc.	278	2,641
Sierra Bancorp	332	4,100
Signature Bank/NY (I)	1,068	41,481
Simmons First National Corp., Class A	411	11,619
Southside Bancshares, Inc.	478	9,029
Southwest Bancorp, Inc.	529	6,861
State Bancorp, Inc. (L)	525	4,715
StellarOne Corp.	681	8,662
Sterling Bancorp	601	5,223
Sterling Bancshares, Inc. (L)	2,135	11,465
Suffolk Bancorp (L)	296	7,495
Sun Bancorp, Inc. (I)(L)	870	4,437
SunTrust Banks, Inc.	12,667	327,189
Susquehanna Bancshares, Inc. (L)	2,416	20,391
SVB Financial Group (I)	921	38,977
Synovus Financial Corp.	11,365	27,958
Taylor Capital Group, Inc. (I)	620	7,111
TCF Financial Corp. (L)	3,418	55,337
Texas Capital Bancshares, Inc. (I)	906	15,647
Tompkins Financial Corp.	319	12,652
TowneBank (L)	688	10,292
TriCo Bancshares	438	6,732
Trustmark Corp.	1,569	34,110
U.S. Bancorp	48,342	1,045,154
UMB Financial Corp.	1,071	38,031
Umpqua Holdings Corp.	2,347	26,615
Union First Market Bankshares Corp.	416	5,433
United Bankshares, Inc.	1,203	29,943
United Community Banks, Inc. (I)(L)	1,893	4,240
United Security Bancshares, Inc.	281	2,445
Univest Corp. of Pennsylvania	404	7,054
Valley National Bancorp (L)	4,099	52,877
Virginia Commerce Bancorp, Inc. (I)(L)	1,201	5,837
Washington Trust Bancorp, Inc.	509	9,732
Webster Financial Corp.	1,918	33,680
Wells Fargo & Company	130,457	3,278,384
WesBanco, Inc.	752	12,288
West Coast Bancorp (I)	1,899	4,330
Westamerica Bancorp.	739	40,268
Western Alliance Bancorp (I)(L)	2,195	14,707
Whitney Holding Corp.	1,822	14,886

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Banks (continued)
Wilmington Trust Corp. (L)	1,896	$17,026
Wilshire Bancorp, Inc.	956	6,252
Wintrust Financial Corp.	697	22,590
Zions Bancorporation	3,514	75,059

		9,837,384
Consumer Finance - 0.69%
Advance America Cash Advance Centers, Inc.	1,747	7,040
American Express Company	30,164	1,267,793
AmeriCredit Corp. (I)	3,373	82,503
Capital One Financial Corp.	11,505	455,023
Cardtronics, Inc. (I)	1,198	18,485
Cash America International, Inc. (L)	759	26,565
CompuCredit Holdings Corp. (L)	1,549	7,466
Credit Acceptance Corp. (I)	791	47,903
Discover Financial Services	13,729	229,000
Dollar Financial Corp. (I)	682	14,233
EZCORP, Inc., Class A (I)	1,395	27,956
First Cash Financial Services, Inc. (I)	798	22,145
Nelnet, Inc., Class A	1,293	29,584
QC Holdings, Inc.	666	2,591
Rewards Network, Inc. (I)	372	5,338
SLM Corp. (I)	12,277	141,799
The First Marblehead Corp. (I)(L)	3,140	7,348
The Student Loan Corp.	545	16,187
World Acceptance Corp. (I)	454	20,049

		2,429,008
Diversified Financial Services - 3.22%
Asset Acceptance Capital Corp. (I)	1,013	5,440
Asta Funding, Inc.	581	4,433
Bank of America Corp.	252,522	3,310,563
California First National Bancorp	339	4,295
Citigroup, Inc. (I)	716,888	2,795,863
CME Group, Inc.	1,675	436,254
Encore Capital Group, Inc. (I)	657	11,839
Interactive Brokers Group, Inc., Class A (I)(L)	1,129	19,430
IntercontinentalExchange, Inc. (I)	1,859	194,674
JPMorgan Chase & Company	100,003	3,807,114
KKR Financial Holdings LLC	4,229	37,131
Leucadia National Corp. (I)	6,141	145,050
Life Partners Holdings, Inc. (L)	430	8,183
MarketAxess Holdings, Inc.	994	16,878
Medallion Financial Corp.	643	5,009
Moody’s Corp. (L)	5,985	149,505
MSCI, Inc. (I)(L)	2,844	94,449
NewStar Financial, Inc. (I)	1,439	10,663
NYSE Euronext	6,631	189,448
PHH Corp. (I)(L)	1,405	29,589
PICO Holdings, Inc. (I)	629	18,782
Portfolio Recovery Associates, Inc. (I)	401	25,925
Primus Guaranty, Ltd. (I)	1,443	6,580
Resource America, Inc. (L)	825	4,686
The NASDAQ OMX Group, Inc. (I)	5,331	103,581

		11,435,364
Insurance - 4.31%
Aflac, Inc.	11,911	615,918
Alleghany Corp. (I)	226	68,485
Allied World Assurance Company
Holdings, Ltd. (L)	1,216	68,813
Alterra Capital Holdings, Ltd.	1,528	30,438
Ambac Financial Group, Inc. (I)(L)	8,397	4,660
American Equity Investment Life
Holding Company (L)	1,598	16,364
American Financial Group, Inc.	2,764	84,523

388

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc. (I)(L)	3,443	$134,621
American National Insurance Company	685	52,039
American Physicians Capital, Inc.	352	14,594
American Physicians Service Group, Inc.	288	9,317
American Safety Insurance Holdings, Ltd. (I)	371	6,062
AMERISAFE, Inc. (I)	527	9,897
Amtrust Financial Services, Inc. (L)	1,690	24,539
Aon Corp. (L)	6,601	258,165
Arch Capital Group, Ltd. (I)	1,277	107,013
Argo Group International Holdings, Ltd.	860	29,876
Arthur J. Gallagher & Company	2,489	65,635
Aspen Insurance Holdings, Ltd.	2,026	61,347
Assurant, Inc.	2,973	121,001
Assured Guaranty, Ltd.	4,192	71,725
Axis Capital Holdings, Ltd.	3,303	108,801
Baldwin & Lyons, Inc., Class B	486	12,369
Berkshire Hathaway, Inc., Class B (I)	61,892	5,117,231
Brown & Brown, Inc.	3,479	70,241
Chubb Corp.	8,266	471,079
Cincinnati Financial Corp.	4,008	115,631
Citizens, Inc., Class A (I)(L)	1,265	8,716
CNA Financial Corp. (I)	6,844	191,564
CNA Surety Corp. (I)	1,221	21,880
CNO Financial Group, Inc. (I)	5,386	29,838
Crawford & Company, Class B (I)	1,517	3,686
Delphi Financial Group, Inc., Class A	1,324	33,087
Donegal Group, Inc.	363	4,744
Eastern Insurance Holdings, Inc.	406	4,235
eHealth, Inc. (I)(L)	742	9,587
EMC Insurance Group, Inc.	414	8,826
Employers Holdings, Inc.	1,283	20,233
Endurance Specialty Holdings, Ltd.	1,367	54,407
Enstar Group, Ltd. (I)	372	27,007
Erie Indemnity Company	1,287	72,149
Everest Re Group, Ltd.	1,482	128,149
FBL Financial Group, Inc., Class A	834	21,667
Fidelity National Financial, Inc., Class A	5,818	91,401
First Acceptance Corp. (I)	1,718	2,903
First American Financial Corp.	2,633	39,337
First Mercury Financial Corp.	544	5,484
Flagstone Reinsurance Holdings SA	2,326	24,679
FPIC Insurance Group, Inc. (I)	384	13,475
Genworth Financial, Inc., Class A (I)	11,889	145,284
Global Indemnity PLC (I)	653	10,481
Greenlight Capital Re, Ltd., Class A (I)	1,029	25,746
Hallmark Financial Services, Inc. (I)	757	6,616
Hanover Insurance Group, Inc.	1,148	53,956
Harleysville Group, Inc.	778	25,511
Hartford Financial Services Group, Inc.	10,585	242,926
HCC Insurance Holdings, Inc.	2,843	74,174
Hilltop Holdings, Inc. (I)	1,582	15,156
Horace Mann Educators Corp.	1,144	20,340
Independence Holding Company	588	4,128
Infinity Property & Casualty Corp.	422	20,581
Kansas City Life Insurance Company	327	10,199
Lincoln National Corp.	7,741	185,165
Loews Corp.	10,524	398,860
Maiden Holdings, Ltd.	2,010	15,296
Markel Corp. (I)	242	83,391
Marsh & McLennan Companies, Inc. (L)	13,326	321,423
MBIA, Inc. (I)(L)	5,390	54,170
Meadowbrook Insurance Group, Inc.	1,693	15,186
Mercer Insurance Group, Inc.	327	5,821
Mercury General Corp.	1,393	56,932
MetLife, Inc.	20,725	796,876

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Montpelier Re Holdings, Ltd.	1,941	$33,618
National Financial Partners Corp. (I)(L)	1,204	15,255
National Interstate Corp.	566	12,322
National Western Life Insurance
Company, Class A	104	14,631
NYMAGIC, Inc.	350	8,985
Old Republic International Corp.	6,263	86,743
OneBeacon Insurance Group, Ltd.	2,652	37,897
PartnerRe, Ltd.	1,489	119,388
Platinum Underwriters Holdings, Ltd.	1,157	50,353
PMA Capital Corp., Class A (I)	633	4,773
Presidential Life Corp.	876	8,585
Primerica, Inc.	1,360	27,662
Principal Financial Group, Inc.	8,079	209,408
ProAssurance Corp. (I)	803	46,245
Protective Life Corp.	2,284	49,700
Prudential Financial, Inc.	11,622	629,680
Reinsurance Group of America, Inc.	1,895	91,510
RenaissanceRe Holdings, Ltd.	1,490	89,340
RLI Corp.	533	30,178
Safety Insurance Group, Inc.	465	19,539
SeaBright Holdings, Inc.	669	5,392
Selective Insurance Group, Inc.	1,509	24,582
StanCorp Financial Group, Inc.	1,212	46,056
State Auto Financial Corp.	1,127	17,142
Stewart Information Services Corp.	507	5,739
Symetra Financial Corp.	1,710	17,887
The Allstate Corp.	13,594	428,891
The Navigators Group, Inc. (I)	477	21,289
The Phoenix Companies, Inc. (I)(L)	3,396	7,132
The Progressive Corp.	16,995	354,686
The Travelers Companies, Inc.	12,940	674,174
Torchmark Corp.	2,138	113,613
Tower Group, Inc.	1,189	27,763
Transatlantic Holdings, Inc.	1,677	85,225
United Fire & Casualty Company	756	16,035
Unitrin, Inc.	1,645	40,122
Universal Insurance Holdings, Inc.	1,237	5,554
Unum Group	8,504	188,364
Validus Holdings, Ltd.	1,990	52,456
W.R. Berkley Corp. (L)	3,806	103,028
Wesco Financial Corp.	167	59,811
White Mountains Insurance Group, Ltd.	223	68,787
XL Group PLC	8,770	189,958

		15,295,154
Real Estate Investment Trusts - 2.35%
Acadia Realty Trust	1,128	21,432
Agree Realty Corp.	265	6,691
Alexander’s, Inc.	127	40,104
Alexandria Real Estate Equities, Inc.	1,074	75,180
AMB Property Corp. (L)	3,941	104,318
American Campus Communities, Inc.	1,417	43,133
American Capital Agency Corp.	476	12,647
Annaly Capital Management, Inc.	14,011	246,594
Anworth Mortgage Asset Corp. (L)	2,647	18,873
Apartment Investment & Management
Company, Class A (L)	3,104	66,364
Ashford Hospitality Trust, Inc. (I)(L)	1,677	15,177
Associated Estates Realty Corp.	753	10,527
AvalonBay Communities, Inc. (L)	2,077	215,863
BioMed Realty Trust, Inc.	2,716	48,671
Boston Properties, Inc.	3,526	293,081
Brandywine Realty Trust	3,537	43,328
BRE Properties, Inc.	1,409	58,474

389

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Camden Property Trust	1,686	$80,877
CapLease, Inc.	1,785	9,978
Capstead Mortage Corp. (L)	1,589	17,272
Care Investment Trust, Inc.	776	3,880
CBL & Associates Properties, Inc. (L)	3,602	47,042
Cedar Shopping Centers, Inc.	1,602	9,740
Chimera Investment Corp.	17,978	71,013
Cogdell Spencer, Inc.	1,661	10,498
Colonial Properties Trust	1,450	23,476
CommonWealth REIT	1,493	38,221
Corporate Office Properties Trust	1,530	57,084
Cousins Properties, Inc.	1,610	11,495
Cypress Sharpridge Investments, Inc.	494	6,595
DCT Industrial Trust, Inc. (L)	5,788	27,725
Developers Diversified Realty Corp. (L)	6,154	69,048
DiamondRock Hospitality Company (I)	3,103	29,447
Digital Realty Trust, Inc.	1,993	122,968
Douglas Emmett, Inc. (L)	3,269	57,240
Duke Realty Corp.	5,943	68,879
DuPont Fabros Technology, Inc. (L)	1,148	28,872
Dynex Capital, Inc.	638	6,878
EastGroup Properties, Inc.	696	26,016
Education Realty Trust, Inc.	1,748	12,498
Entertainment Properties Trust	922	39,812
Equity Lifestyle Properties, Inc.	772	42,059
Equity One, Inc. (L)	2,251	37,997
Equity Residential	7,156	340,411
Essex Property Trust, Inc.	732	80,110
Extra Space Storage, Inc.	2,375	38,095
Federal Realty Investment Trust	1,539	125,675
FelCor Lodging Trust, Inc. (I)	1,990	9,154
First Industrial Realty Trust, Inc. (I)(L)	1,588	8,051
First Potomac Realty Trust	846	12,690
Franklin Street Properties Corp. (L)	1,913	23,759
General Growth Properties, Inc.	7,967	124,285
Getty Realty Corp. (L)	674	18,083
Gladstone Commercial Corp.	371	6,366
Glimcher Realty Trust	1,625	9,994
Government Properties Income Trust	569	15,192
Gramercy Capital Corp. (I)	2,771	3,852
Hatteras Financial Corp.	832	23,687
HCP, Inc.	7,504	269,994
Health Care, Inc. (L)	3,139	148,600
Healthcare Realty Trust, Inc.	1,607	37,588
Hersha Hospitality Trust	2,251	11,660
Highwoods Properties, Inc. (L)	1,838	59,680
Home Properties, Inc.	882	46,658
Hospitality Properties Trust	3,212	71,724
Host Hotels & Resorts, Inc.	16,604	240,426
Inland Real Estate Corp.	2,398	19,927
Invesco Mortgage Capital, Inc.	336	7,231
Investors Real Estate Trust	1,653	13,852
iStar Financial, Inc. (I)(L)	2,781	8,510
Kilroy Realty Corp. (L)	1,171	38,807
Kimco Realty Corp.	10,109	159,217
Kite Realty Group Trust	2,248	9,981
LaSalle Hotel Properties	1,760	41,166
Lexington Realty Trust	3,644	26,091
Liberty Property Trust	2,872	91,617
LTC Properties, Inc.	629	16,052
Mack-Cali Realty Corp.	2,075	67,873
Medical Properties Trust, Inc.	2,228	22,592
MFA Financial, Inc.	6,994	53,364
Mid-America Apartment Communities, Inc.	774	45,109
Mission West Properties, Inc.	754	5,112

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Monmouth Real Estate Investment Corp.	824	$6,444
MPG Office Trust, Inc. (I)	1,889	4,723
National Health Investments, Inc.	696	30,666
National Retail Properties, Inc. (L)	2,109	52,957
Nationwide Health Properties, Inc.	2,837	109,707
Newcastle Investment Corp. (I)	1,674	5,189
NorthStar Realty Finance Corp. (L)	1,891	7,072
OMEGA Healthcare Investors, Inc. (L)	2,209	49,592
Parkway Properties, Inc.	661	9,783
Pennsylvania Real Estate Investment Trust	1,219	14,457
Pennymac Mortgage Investment Trust	492	8,802
Plum Creek Timber Company, Inc. (L)	4,122	145,507
Post Properties, Inc.	1,269	35,430
Potlatch Corp.	1,075	36,550
ProLogis	11,828	139,334
PS Business Parks, Inc.	616	34,847
Public Storage	4,285	415,816
RAIT Financial Trust (I)	2,565	4,232
Ramco-Gershenson Properties Trust	616	6,597
Rayonier, Inc.	1,998	100,140
Realty Income Corp. (L)	2,682	90,437
Redwood Trust, Inc.	2,139	30,930
Regency Centers Corp. (L)	2,150	84,861
Resource Capital Corp.	878	5,575
Saul Centers, Inc.	535	22,443
Senior Housing Properties Trust	3,177	74,660
Simon Property Group, Inc.	7,112	659,567
SL Green Realty Corp. (L)	1,999	126,597
Sovran Self Storage, Inc. (L)	635	24,067
Starwood Property Trust, Inc.	1,180	23,447
Strategic Hotels & Resorts, Inc. (I)	2,393	10,146
Sun Communities, Inc. (L)	589	18,082
Sunstone Hotel Investors, Inc. (I)	2,222	20,154
Tanger Factory Outlet Centers, Inc. (L)	1,026	48,366
Taubman Centers, Inc.	1,406	62,722
The Macerich Company (L)	3,030	130,139
Transcontinental Realty Investors (I)	411	3,695
U-Store-It Trust	2,501	20,883
UDR, Inc.	4,102	86,634
UMH Properties	546	5,864
Universal Health Realty Income Trust	329	11,321
Urstadt Biddle Properties, Inc., Class A	678	12,258
Ventas, Inc.	4,002	206,383
Vornado Realty Trust	4,593	392,839
Washington Real Estate Investment Trust	1,560	49,499
Weingarten Realty Investors (L)	3,138	68,471
Weyerhaeuser Company	13,025	205,274
Winthrop Realty Trust	587	7,255

		8,349,716
Real Estate Management & Development - 0.17%
Altisource Portfolio Solutions SA (I)	322	10,027
American Realty Investors, Inc. (I)	479	3,889
Avatar Holdings, Inc. (I)	286	5,457
Brookfield Properties Corp.	12,622	195,893
CB Richard Ellis Group, Inc., Class A (I)	7,677	140,336
Consolidated-Tomoka Land Company	177	5,046
Forest City Enterprises, Inc., Class A (I)(L)	4,002	51,346
Forestar Group, Inc. (I)	1,002	17,084
Grubb & Ellis Company (I)(L)	1,923	2,308
Jones Lang LaSalle, Inc.	1,058	91,274
Tejon Ranch Company (I)	488	10,575
The St. Joe Company (I)(L)	2,343	58,270
ZipRealty, Inc. (I)	1,072	3,098

		594,603

390

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.34%
Abington Bancorp, Inc.	810	$8,537
Astoria Financial Corp.	2,714	36,992
Bank Mutual Corp.	1,455	7,551
BankAtlantic Bancorp, Inc. (I)(L)	2,853	2,282
BankFinancial Corp.	740	6,786
Beneficial Mutual Bancorp, Inc. (I)	2,344	21,026
Berkshire Hill Bancorp, Inc.	362	6,864
Brookline Bancorp, Inc.	1,751	17,475
Brooklyn Federal Bancorp, Inc.	514	941
Capitol Federal Financial (L)	1,979	48,881
Charter Financial Corp.	787	6,453
Chicopee Bancorp, Inc. (I)	352	3,974
Clifton Savings Bancorp, Inc.	877	7,542
Dime Community Bancshares	1,101	15,249
Doral Financial Corp. (I)	2,191	3,637
ESB Financial Corp.	567	7,893
ESSA Bancorp, Inc.	535	6,334
Federal Home Loan Mortgage Corp. (I)	17,838	5,280
Federal National Mortgage Association (I)(L)	30,524	8,351
First Defiance Financial Corp. (I)	306	3,084
First Financial Holdings, Inc.	357	3,977
First Financial Northwest, Inc.	707	2,757
First Niagara Financial Group, Inc. (L)	4,559	53,112
Flushing Financial Corp.	852	9,849
Fox Chase Bancorp, Inc. (I)	605	5,723
Home Federal Bancorp, Inc.	671	8,166
Hudson City Bancorp, Inc.	13,444	164,823
K-Fed Bancorp	704	5,555
Kearny Financial Corp.	2,002	17,678
Kentucky First Federal Bancorp.	374	3,598
Legacy Bancorp, Inc.	480	3,816
Meridian Interstate Bancorp, Inc. (I)	801	8,443
MGIC Investment Corp. (I)(L)	4,491	41,452
NASB Financial, Inc.	243	4,022
New York Community Bancorp, Inc. (L)	9,076	147,485
NewAlliance Bancshares, Inc.	2,954	37,279
Northwest Bancshares, Inc.	2,981	33,357
OceanFirst Financial Corp.	500	6,135
Ocwen Financial Corp. (I)	2,439	24,731
Oritani Financial Corp.	1,620	16,168
People’s United Financial, Inc.	9,200	120,428
Provident Financial Services, Inc. (L)	1,700	21,012
Provident New York Bancorp	1,205	10,110
Prudential Bancorp, Inc.	464	3,466
Pulaski Financial Corp.	530	3,657
Radian Group, Inc. (L)	2,222	17,376
Rockville Financial, Inc.	681	7,825
Roma Financial Corp.	982	10,340
TFS Financial Corp.	7,990	73,428
The PMI Group, Inc. (I)(L)	3,744	13,740
TrustCo Bank Corp.	2,219	12,338
United Financial Bancorp, Inc.	563	7,606
Viewpoint Financial Group	1,180	10,915
Washington Federal, Inc.	2,359	35,998
Waterstone Financial, Inc. (I)	1,123	4,481
Westfield Financial, Inc.	1,024	7,987
WSFS Financial Corp.	227	8,515

		1,192,480

		57,692,811
Health Care - 10.97%
Biotechnology - 1.67%
Abraxis Bioscience, Inc. (I)	1,041	80,511
Acadia Pharmaceuticals, Inc. (I)	3,029	2,760

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Acorda Therapeutics, Inc. (I)	1,012	$33,416
Affymax, Inc. (I)(L)	558	3,320
Alexion Pharmaceuticals, Inc. (I)	2,237	143,973
Alkermes, Inc. (I)	2,511	36,786
Allos Therapeutics, Inc. (I)	2,361	11,144
Alnylam Pharmaceuticals, Inc. (I)(L)	1,141	14,011
AMAG Pharmaceuticals, Inc. (I)	465	8,003
Amgen, Inc. (I)	24,593	1,355,320
Amylin Pharmaceuticals, Inc. (I)(L)	3,698	77,103
Antigenics, Inc. (I)(L)	2,275	2,252
ARCA Biopharma, Inc. (I)	784	2,995
Arena Pharmaceuticals, Inc. (I)(L)	2,702	4,242
Ariad Pharmaceuticals, Inc. (I)	3,099	11,838
Arqule, Inc. (I)(L)	1,349	6,947
Array BioPharma, Inc. (I)	2,117	6,838
AspenBio Pharma, Inc. (I)	938	478
AVI BioPharma, Inc. (I)(L)	4,497	8,274
BioCryst Pharmaceuticals, Inc. (I)(L)	1,071	5,291
Biogen Idec, Inc. (I)(L)	6,757	379,203
BioMarin Pharmaceutical, Inc. (I)(L)	2,614	58,423
BioSpecifics Technologies Corp. (I)	189	5,088
BioTime, Inc. (I)	1,179	5,600
Cel-Sci Corp. (I)	5,736	3,671
Celera Corp. (I)	2,361	15,913
Celgene Corp. (I)(L)	11,581	667,181
Cell Therapeutics, Inc. (I)(L)	15,805	6,117
Celldex Therapeutics, Inc. (I)(L)	939	3,756
Cephalon, Inc. (I)(L)	1,858	116,014
Cepheid, Inc. (I)(L)	1,576	29,487
Chelsea Therapeutics International, Inc. (I)	1,619	8,289
Cleveland Biolabs, Inc. (I)	1,242	6,384
Clinical Data, Inc. (I)	686	11,573
Cubist Pharmaceuticals, Inc. (I)	1,476	34,524
Curis, Inc. (I)	2,596	3,557
Cytokinetics, Inc. (I)	1,783	4,707
Cytori Therapeutics, Inc. (I)(L)	1,170	5,721
CytRx Corp. (I)(L)	5,852	4,388
Dendreon Corp. (I)(L)	3,281	135,112
Discovery Laboratories, Inc. (I)	4,858	1,040
Dyax Corp. (I)(L)	2,078	4,925
Dynavax Technologies Corp. (I)(L)	1,942	3,554
Emergent Biosolutions, Inc. (I)(L)	819	14,136
Enzon Pharmaceuticals, Inc. (I)(L)	1,414	15,908
Exact Sciences Corp. (I)(L)	1,107	8,015
Exelixis, Inc. (I)	3,023	11,850
Genomic Health, Inc. (I)	792	10,581
Genzyme Corp. (I)	6,678	472,736
Geron Corp. (I)(L)	2,416	13,360
Gilead Sciences, Inc. (I)	22,736	809,629
GTx, Inc. (I)	1,607	5,528
Halozyme Therapeutics, Inc. (I)	2,574	19,846
Human Genome Sciences, Inc. (I)(L)	4,401	131,106
Idenix Pharmaceuticals, Inc. (I)(L)	1,781	5,521
Idera Pharmaceuticals, Inc. (I)	778	2,560
Immunogen, Inc. (I)(L)	1,426	8,941
Immunomedics, Inc. (I)(L)	2,124	6,839
Incyte Corp. (I)	2,830	45,252
Infinity Pharmaceuticals, Inc. (I)	769	4,237
Inhibitex, Inc. (I)	1,258	2,264
Inovio Biomedical Corp. (I)	3,243	4,054
Insmed, Inc. (I)	4,240	3,053
InterMune, Inc. (I)	1,319	17,965
Ironwood Pharmaceuticals, Inc. (I)	2,351	23,933
Isis Pharmaceuticals, Inc. (I)(L)	2,645	22,218
Keryx Biopharmaceuticals Inc. (I)	1,617	7,778

391

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc. (I)(L)	6,928	$11,085
Ligand Pharmaceuticals, Inc., Class B (I)	3,289	5,197
Mannkind Corp. (I)(L)	2,976	20,118
Martek Biosciences Corp. (I)(L)	947	21,431
Maxygen, Inc. (I)	1,062	6,149
Medivation, Inc. (I)	941	12,233
Metabolix, Inc. (I)(L)	695	8,743
Micromet, Inc. (I)(L)	1,966	13,212
Molecular Insight Pharmaceuticals, Inc. (I)(L)	2,273	1,841
Momenta Pharmaceuticals, Inc. (I)(L)	1,112	16,736
Myriad Genetics, Inc. (I)	2,463	40,418
Myriad Pharmaceuticals, Inc. (I)	637	2,459
Nabi Biopharmaceuticals (I)	1,647	7,906
Nanosphere, Inc. (I)	1,220	6,137
Neurocrine Biosciences, Inc. (I)	1,971	11,944
NeurogesX, Inc. (I)	549	3,794
Novavax, Inc. (I)(L)	2,526	5,532
NPS Pharmaceuticals, Inc. (I)	1,558	10,657
OncoGenex Pharmaceutical, Inc. (I)	172	2,552
Onyx Pharmaceuticals, Inc. (I)	1,666	43,949
Opko Health, Inc. (I)(L)	7,123	15,956
Orexigen Therapeutics, Inc. (I)(L)	1,351	8,011
Osiris Therapeutics, Inc. (I)	916	6,668
PDL BioPharma, Inc.	3,172	16,685
Pharmacyclics, Inc. (I)	885	7,133
Pharmasset, Inc. (I)	853	25,164
PharmAthene, Inc. (I)(L)	2,276	3,368
Poniard Pharmaceuticals, Inc. (I)	3,594	2,156
Progenics Pharmaceuticals, Inc. (I)(L)	935	4,722
Protalix BioTherapeutics, Inc. (I)(L)	1,450	12,601
Regeneron Pharmaceuticals, Inc. (I)	2,007	54,992
Repligen Corp. (I)	1,028	3,505
Rexahn Pharmaceuticals, Inc. (I)	2,958	3,461
Rigel Pharmaceuticals, Inc. (I)(L)	1,052	8,847
Rxi Pharmaceuticals Corp. (I)	1,179	3,384
Sangamo Biosciences, Inc. (I)	1,269	4,353
Savient Pharmaceuticals, Inc. (I)(L)	1,724	39,428
SciClone Pharmaceuticals, Inc. (I)(L)	1,772	4,678
Seattle Genetics, Inc. (I)(L)	2,722	42,273
SIGA Technologies, Inc. (I)(L)	1,017	8,604
Spectrum Pharmaceuticals, Inc. (I)(L)	1,304	5,438
StemCells, Inc. (I)	3,867	3,210
Synta Pharmaceuticals Corp. (I)(L)	1,395	5,566
Talecris Biotherapeutics Holdings Corp. (I)	2,612	59,763
Targacept, Inc. (I)	710	15,861
Theravance, Inc. (I)(L)	1,722	34,612
Transcept Pharmaceuticals, Inc. (I)	578	4,029
Trubion Pharmaceuticals, Inc. (I)	1,161	5,283
Unigene Laboratories, Inc. (I)	3,320	2,125
United Therapeutics Corp. (I)(L)	1,386	77,630
Vanda Pharmaceuticals, Inc. (I)(L)	745	4,977
Vertex Pharmaceuticals, Inc. (I)(L)	4,854	167,803
Vical, Inc. (I)	1,699	3,789
Ziopharm Oncology, Inc. (I)	1,025	3,844
Zymogenetics, Inc. (I)(L)	2,136	20,826

		5,939,877
Health Care Equipment & Supplies - 1.86%
Abaxis, Inc. (I)(L)	619	14,299
ABIOMED, Inc. (I)(L)	1,107	11,745
Accuray, Inc. (I)	1,632	10,151
AGA Medical Holdings, Inc. (I)(L)	806	11,252
Alere, Inc. (I)	2,152	66,561
Align Technology, Inc. (I)(L)	1,797	35,185
Alphatec Holdings, Inc. (I)	1,822	3,881

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
American Medical Systems
Holdings, Inc. (I)(L)	1,939	$37,966
Analogic Corp.	385	17,279
AngioDynamics, Inc. (I)	711	10,836
ArthroCare Corp. (I)(L)	400	10,872
Atrion Corp.	60	9,451
Baxter International, Inc.	15,184	724,429
Beckman Coulter, Inc. (L)	1,748	85,284
Becton, Dickinson & Company	5,886	436,153
Boston Scientific Corp. (I)	38,375	235,239
Bovie Medical Corp. (I)	621	1,341
C.R. Bard, Inc. (L)	2,360	192,175
Cantel Medical Corp.	469	7,597
CareFusion Corp. (I)	4,772	118,536
Conceptus, Inc. (I)	873	12,004
CONMED Corp. (I)	843	18,892
CryoLife, Inc. (I)	905	5,493
Cutera, Inc. (I)	480	3,888
Cyberonics, Inc. (I)	793	21,157
Cynosure, Inc. (I)	415	4,237
Delcath Systems, Inc. (I)	997	7,198
DENTSPLY International, Inc.	3,655	116,850
DexCom, Inc. (I)	1,357	17,940
Edwards Lifesciences Corp. (I)	2,812	188,545
Endologix, Inc. (I)	1,596	7,278
Exactech, Inc. (I)	444	7,246
Gen-Probe, Inc. (I)	1,245	60,333
Greatbatch, Inc. (I)	638	14,795
Haemonetics Corp. (I)	621	36,347
Hansen Medical, Inc. (I)	2,337	3,342
HeartWare International, Inc. (I)	152	10,452
Hill-Rom Holdings, Inc.	1,621	58,178
Hologic, Inc. (I)	6,585	105,426
Hospira, Inc. (I)	4,108	234,197
ICU Medical, Inc. (I)	416	15,513
IDEXX Laboratories, Inc. (I)(L)	1,461	90,173
Immucor, Inc. (I)	1,803	35,753
Insulet Corp. (I)(L)	889	12,570
Integra LifeSciences Holdings Corp. (I)(L)	741	29,240
Intuitive Surgical, Inc. (I)	984	279,200
Invacare Corp. (L)	863	22,878
IRIS International, Inc. (I)	544	5,222
Kensey Nash Corp. (I)	366	10,574
Kinetic Concepts, Inc. (I)(L)	1,817	66,466
MAKO Surgical Corp. (I)	870	8,335
Masimo Corp. (L)	1,554	42,440
Medical Action Industries, Inc. (I)	530	4,797
Medtronic, Inc.	27,858	935,472
MELA Sciences, Inc. (I)(L)	623	4,062
Meridian Bioscience, Inc.	1,134	24,812
Merit Medical Systems, Inc. (I)	803	12,760
Natus Medical, Inc. (I)	818	11,918
Neogen Corp. (I)(L)	640	21,664
NuVasive, Inc. (I)(L)	994	34,929
NxStage Medical, Inc. (I)(L)	1,346	25,709
OraSure Technologies, Inc. (I)	1,614	6,537
Orthofix International NV (I)	515	16,181
Orthovita, Inc. (I)(L)	2,292	5,203
Palomar Medical Technologies, Inc. (I)	607	6,270
Quidel Corp. (I)(L)	938	10,309
ResMed, Inc. (I)(L)	3,774	123,825
Rochester Medical Corp. (I)	396	4,320
Rockwell Medical Technologies, Inc. (I)(L)	562	3,979
RTI Biologics, Inc. (I)	1,876	4,934
Sirona Dental Systems, Inc. (I)	1,421	51,213

392

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
SonoSite, Inc. (I)(L)	446	$14,945
Spectranetics Corp. (I)	1,276	6,916
St. Jude Medical, Inc. (I)	8,392	330,141
STAAR Surgical Company (I)	1,275	6,898
Stereotaxis, Inc. (I)(L)	1,375	5,693
STERIS Corp.	1,494	49,631
Stryker Corp. (L)	10,007	500,850
SurModics, Inc. (I)	519	6,186
Symmetry Medical, Inc. (I)	1,095	10,556
Synovis Life Technologies, Inc. (I)	364	5,442
Teleflex, Inc. (L)	976	55,417
The Cooper Companies, Inc. (L)	1,162	53,708
Thoratec Corp. (I)	1,454	53,769
TomoTherapy, Inc. (I)	2,050	7,216
TranS1, Inc. (I)	1,489	3,678
Utah Medical Products, Inc.	176	5,157
Varian Medical Systems, Inc. (I)(L)	3,102	187,671
Vascular Solutions, Inc. (I)	568	6,521
Volcano Corp. (I)(L)	1,303	33,852
West Pharmaceutical Services, Inc.	834	28,615
Wright Medical Group, Inc. (I)	1,085	15,635
Young Innovations, Inc.	301	8,612
Zimmer Holdings, Inc. (I)	5,093	266,517
Zoll Medical Corp. (I)	627	20,233

		6,585,147
Health Care Providers & Services - 2.07%
Aetna, Inc.	10,856	343,158
Air Methods Corp. (I)	378	15,717
Alliance HealthCare Services, Inc. (I)	1,545	7,076
Allied Healthcare International, Inc. (I)	1,783	4,458
Almost Family, Inc. (I)(L)	235	6,963
Amedisys, Inc. (I)	738	17,564
America Service Group, Inc.	295	4,390
American Dental Partners, Inc. (I)	581	7,007
AMERIGROUP Corp. (I)	1,303	55,338
AmerisourceBergen Corp.	7,117	218,207
AMN Healthcare Services, Inc. (I)	997	5,125
AmSurg Corp. (I)	841	14,701
Assisted Living Concepts, Inc. (I)	392	11,932
Bio-Reference Labs, Inc. (I)(L)	767	16,000
BioScrip, Inc. (I)(L)	1,289	6,651
Brookdale Senior Living, Inc. (I)	3,054	49,811
Capital Senior Living Corp. (I)	1,094	5,831
Cardinal Health, Inc.	9,101	300,697
CardioNet, Inc. (I)	627	2,828
Catalyst Health Solutions, Inc. (I)	1,118	39,365
Centene Corp. (I)(L)	1,186	27,978
Chemed Corp.	537	30,593
Chindex International, Inc. (I)(L)	484	7,313
CIGNA Corp.	6,958	248,957
Clarient, Inc. (I)(L)	2,206	7,456
Community Health Systems, Inc. (I)(L)	2,363	73,182
Continucare Corp. (I)	2,330	9,786
Corvel Corp. (I)	362	15,367
Coventry Health Care, Inc. (I)	3,740	80,522
Cross Country Healthcare, Inc. (I)	961	6,910
DaVita, Inc. (I)	2,545	175,681
Emdeon, Inc., Class A (I)	2,279	27,758
Emergency Medical Services
Corp., Class A (I)	481	25,613
Emeritus Corp. (I)	1,070	18,254
Express Scripts, Inc. (I)	13,846	674,300
Five Star Quality Care, Inc. (I)	1,299	6,560
Genoptix, Inc. (I)	469	6,660

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Gentiva Health Services, Inc. (I)	803	$17,546
Hanger Orthopedic Group, Inc. (I)	873	12,693
Health Grades, Inc. (I)	1,002	8,206
Health Management Associates,
Inc., Class A (I)	6,423	49,200
Health Net, Inc. (I)	2,548	69,280
Healthsouth Corp. (I)(L)	2,362	45,350
Healthspring, Inc. (I)	1,521	39,303
Healthways, Inc. (I)	1,022	11,896
Henry Schein, Inc. (I)(L)	2,230	130,633
HMS Holdings Corp. (I)	682	40,197
Humana, Inc. (I)	4,276	214,826
IPC The Hospitalist Company, Inc. (I)	448	12,239
Kindred Healthcare, Inc. (I)	1,082	14,088
Laboratory Corp. of America Holdings (I)	2,578	202,193
Landauer, Inc.	260	16,284
LCA-Vision, Inc. (I)	680	3,788
LHC Group, Inc. (I)	505	11,711
LifePoint Hospitals, Inc. (I)(L)	1,373	48,137
Lincare Holdings, Inc.	2,436	61,119
Magellan Health Services, Inc. (I)	842	39,776
McKesson Corp.	6,789	419,424
MedCath Corp. (I)	602	6,062
Medco Health Solutions, Inc. (I)	11,632	605,562
MEDNAX, Inc. (I)	1,175	62,628
Molina Healthcare, Inc. (I)	706	19,055
MWI Veterinary Supply, Inc. (I)	344	19,856
National Healthcare Corp.	367	13,605
National Research Corp.	209	5,451
Nighthawk Radiology Holdings, Inc. (I)	992	6,329
Novamed, Inc. (I)	303	2,936
Omnicare, Inc.	2,976	71,067
Owens & Minor, Inc.	1,582	45,024
Patterson Companies, Inc. (L)	3,062	87,726
PharMerica Corp. (I)	873	8,320
PSS World Medical, Inc. (I)	1,492	31,899
Psychiatric Solutions, Inc. (I)	1,436	48,178
Quest Diagnostics, Inc.	4,433	223,734
RehabCare Group, Inc. (I)	517	10,454
Res-Care, Inc. (I)	816	10,828
Select Medical Holdings Corp. (I)	2,914	22,438
Skilled Healthcare Group, Inc. (I)(L)	1,119	4,398
Sun Healthcare Group, Inc. (I)	1,274	10,791
Sunrise Senior Living, Inc. (I)	1,848	6,339
Team Health Holdings, Inc. (I)	747	9,644
Tenet Healthcare Corp. (I)	12,405	58,552
The Ensign Group, Inc.	555	9,962
The Providence Service Corp. (I)	400	6,556
Triple-S Management Corp., Class B (I)	927	15,620
UnitedHealth Group, Inc.	29,125	1,022,579
Universal American Financial Corp.	1,971	29,072
Universal Health Services, Inc., Class B	2,496	96,995
US Physical Therapy, Inc. (I)	456	7,624
VCA Antech, Inc. (I)	2,115	44,605
WellCare Health Plans, Inc. (I)	1,123	32,522
WellPoint, Inc. (I)	11,166	632,442

		7,332,451
Health Care Technology - 0.13%
Allscripts-Misys Healthcare Solutions, Inc. (I)	5,485	101,308
athenahealth, Inc. (I)(L)	902	29,784
Cerner Corp. (I)(L)	2,041	171,424
Computer Programs & Systems, Inc.	284	12,090
Icad, Inc. (I)	1,996	3,513
MedAssets, Inc. (I)	1,496	31,476

393

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Technology (continued)
Medidata Solutions, Inc. (I)	654	$12,557
MedQuist, Inc.	1,127	9,873
Merge Healthcare, Inc. (I)	1,602	4,646
Omnicell, Inc. (I)	951	12,439
Quality Systems, Inc. (L)	714	47,345
Transcend Services, Inc. (I)(L)	304	4,636
Vital Images, Inc. (I)	480	6,350

		447,441
Life Sciences Tools & Services - 0.49%
Accelrys, Inc. (I)	1,945	13,537
Affymetrix, Inc. (I)	2,183	9,954
Albany Molecular Research, Inc. (I)	943	6,016
Bio-Rad Laboratories, Inc., Class A (I)	668	60,461
Bruker Corp. (I)	4,254	59,684
Caliper Life Sciences, Inc. (I)	2,073	8,271
Cambrex Corp. (I)	1,156	4,913
Charles River Laboratories
International, Inc. (I)(L)	1,687	55,924
Covance, Inc. (I)(L)	1,617	75,659
Dionex Corp. (I)	439	37,947
Enzo Biochem, Inc. (I)	1,224	4,651
eResearch Technology, Inc. (I)	1,526	11,414
Furiex Pharmaceuticals, Inc. (I)	248	2,797
Harvard Bioscience, Inc. (I)	1,347	5,119
Illumina, Inc. (I)(L)	3,065	150,798
Kendle International, Inc. (I)	418	3,896
Life Technologies Corp. (I)	4,547	212,299
Luminex Corp. (I)(L)	1,175	18,800
Medtox Scientific, Inc. (I)	380	4,419
Mettler-Toledo International, Inc. (I)	804	100,050
Parexel International Corp. (I)	1,512	34,973
PerkinElmer, Inc.	2,971	68,749
Pharmaceutical Product Development, Inc.	2,982	73,924
Sequenom, Inc. (I)(L)	1,676	11,749
Techne Corp.	875	54,014
Thermo Fisher Scientific, Inc. (I)	10,321	494,169
Waters Corp. (I)	2,346	166,050

		1,750,237
Pharmaceuticals - 4.75%
Abbott Laboratories	39,052	2,040,076
Acura Pharmaceuticals, Inc. (I)(L)	1,237	3,080
Akorn, Inc. (I)	3,071	12,407
Alexza Pharmaceuticals, Inc. (I)	1,676	5,313
Allergan, Inc.	7,657	509,420
Ardea Biosciences, Inc. (I)	500	11,500
Auxilium Pharmaceuticals, Inc. (I)(L)	1,169	28,968
AVANIR Pharmaceuticals, Class A (I)	2,373	7,570
Biodel, Inc. (I)	1,025	5,433
BioMimetic Therapeutics, Inc. (I)	576	6,566
Bristol-Myers Squibb Company	43,204	1,171,260
Cadence Pharmaceuticals, Inc. (I)(L)	1,445	12,066
Caraco Pharmaceutical Laboratories, Ltd. (I)	1,183	6,365
Corcept Therapeutics, Inc. (I)	1,037	4,034
Cornerstone Therapeutics, Inc. (I)	733	5,175
Cumberland Pharmaceuticals, Inc. (I)	514	2,986
Cypress Biosciences, Inc. (I)	1,095	4,216
DepoMed, Inc. (I)	1,695	7,594
Durect Corp. (I)	2,460	6,248
Eli Lilly & Company	29,026	1,060,320
Emisphere Technologies, Inc. (I)(L)	2,126	2,445
Endo Pharmaceuticals Holdings, Inc. (I)	2,942	97,792
Endo Pharmaceuticals, Inc. (I)	2,544	1,458
Forest Laboratories, Inc. (I)	7,644	236,429

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hi-Tech Pharmacal Company, Inc. (I)(L)	348	$7,044
Impax Laboratories, Inc. (I)	1,213	24,017
Inspire Pharmaceuticals, Inc. (I)	2,363	14,060
Ista Pharmaceuticals, Inc. (I)	1,316	5,396
Jazz Pharmaceuticals, Inc. (I)	952	10,215
Johnson & Johnson	69,206	4,288,004
K-V Pharmaceutical Company, Class A (I)(L)	1,702	3,983
King Pharmaceuticals, Inc. (I)	6,407	63,814
Lannett Company, Inc. (I)	733	3,357
MAP Pharmaceuticals, Inc. (I)	618	9,455
Medicis Pharmaceutical Corp., Class A	1,569	46,521
Merck & Company, Inc.	78,421	2,886,677
Mylan, Inc. (I)(L)	7,769	146,135
Nektar Therapeutics (I)(L)	2,448	36,157
Obagi Medical Products, Inc. (I)	733	7,697
Optimer Pharmaceuticals, Inc. (I)	810	7,428
Pain Therapeutics, Inc. (I)	1,329	8,213
Par Pharmaceutical Companies, Inc. (I)	976	28,382
Perrigo Company	2,311	148,412
Pfizer, Inc.	203,084	3,486,952
POZEN, Inc. (I)(L)	921	6,521
Questcor Pharmaceuticals, Inc. (I)(L)	1,776	17,618
Salix Pharmaceuticals, Ltd. (I)	1,345	53,423
Santarus, Inc. (I)	1,897	5,710
Somaxon Pharmaceuticals, Inc. (I)(L)	752	2,925
Sucampo Pharmaceuticals, Inc. (I)	1,224	4,590
SuperGen, Inc. (I)	2,016	4,213
The Medicines Company (I)	1,488	21,130
Valeant Pharmaceuticals International, Inc. (L)	3,510	87,926
Viropharma, Inc. (I)	2,038	30,387
Vivus, Inc. (I)	2,092	13,995
Watson Pharmaceuticals, Inc. (I)	2,807	118,764
XenoPort, Inc. (I)	786	5,588

		16,853,430

		38,908,583
Industrials - 10.62%
Aerospace & Defense - 2.28%
AAR Corp. (I)	1,019	19,015
Aerovironment, Inc. (I)(L)	594	13,217
Alliant Techsystems, Inc. (I)	781	58,887
American Science & Engineering, Inc.	228	16,792
Applied Signal Technology, Inc.	369	9,181
Ascent Solar Technologies, Inc. (I)(L)	1,063	3,359
Astronics Corp. (I)	363	6,334
BE Aerospace, Inc. (I)	2,611	79,139
Ceradyne, Inc. (I)	743	17,349
Cubic Corp.	673	27,458
Curtiss-Wright Corp.	1,149	34,815
DigitalGlobe, Inc. (I)	1,183	35,963
Ducommun, Inc.	360	7,841
Esterline Technologies Corp. (I)	759	43,438
GenCorp, Inc. (I)(L)	1,684	8,285
General Dynamics Corp.	9,667	607,184
GeoEye, Inc. (I)	543	21,981
Goodrich Corp.	3,115	229,669
HEICO Corp., Class A	879	29,948
Herley Industries, Inc. (I)	450	7,425
Hexcel Corp. (I)	2,508	44,617
Honeywell International, Inc.	19,242	845,493
ITT Corp. (L)	4,549	213,030
Kratos Defense & Security Solutions, Inc. (I)	430	4,580
L-3 Communications Holdings, Inc.	2,858	206,548
Ladish Company, Inc. (I)	505	15,721

394

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace & Defense (continued)
LMI Aerospace, Inc. (I)	374	$5,954
Lockheed Martin Corp.	9,410	670,745
Moog, Inc., Class A (I)	1,069	37,960
Northrop Grumman Corp.	7,576	459,333
Orbital Sciences Corp., Class A (I)(L)	1,479	22,629
Precision Castparts Corp.	3,559	453,239
Raytheon Company (L)	9,457	432,279
Rockwell Collins, Inc.	3,915	228,049
Spirit Aerosystems Holdings, Inc., Class A (I)	3,574	71,230
Taser International, Inc. (I)	1,850	7,178
Teledyne Technologies, Inc. (I)	901	35,878
The Boeing Company	19,049	1,267,520
Todd Shipyards Corp.	249	3,752
TransDigm Group, Inc. (I)	1,210	75,081
Triumph Group, Inc. (L)	432	32,223
United Technologies Corp.	23,530	1,676,042

		8,086,361
Air Freight & Logistics - 0.85%
Air Transport Services Group, Inc. (I)	1,821	11,090
Atlas Air Worldwide Holdings, Inc. (I)	574	28,872
C.H. Robinson Worldwide, Inc. (L)	4,155	290,518
Dynamex, Inc. (I)	358	5,460
Expeditors International of Washington, Inc.	5,309	245,435
FedEx Corp.	7,866	672,543
Forward Air Corp.	789	20,514
HUB Group, Inc., Class A (I)	1,001	29,289
Pacer International, Inc. (I)(L)	1,286	7,767
Park-Ohio Holdings Corp. (I)	499	6,637
United Parcel Service, Inc., Class B	25,032	1,669,384
UTi Worldwide, Inc.	2,665	42,853

		3,030,362
Airlines - 0.26%
AirTran Holdings, Inc. (I)(L)	3,288	24,167
Alaska Air Group, Inc. (I)	915	46,692
Allegiant Travel Company (L)	512	21,668
AMR Corp. (I)(L)	7,783	48,799
Continental Airlines, Inc., Class B (I)(L)	3,552	88,232
Delta Air Lines, Inc. (I)	19,822	230,728
Hawaiian Holdings, Inc. (I)	1,498	8,973
JetBlue Airways Corp. (I)(L)	7,572	50,657
Pinnacle Airlines Corp. (I)	660	3,584
Republic Airways Holdings, Inc. (I)(L)	1,075	8,901
Skywest, Inc.	1,517	21,177
Southwest Airlines Company	18,744	244,984
UAL Corp. (I)	3,979	94,024
US Airways Group, Inc. (I)(L)	3,798	35,132

		927,718
Building Products - 0.15%
A.O. Smith Corp.	751	43,475
AAON, Inc. (L)	511	12,019
American Woodmark Corp.	421	7,464
Ameron International Corp.	258	17,534
Apogee Enterprises, Inc.	791	7,238
Armstrong World Industries, Inc. (I)(L)	1,446	60,023
Builders FirstSource, Inc. (I)	1,331	3,035
Gibraltar Industries, Inc. (I)	892	8,010
Griffon Corp. (I)	1,664	20,284
Insteel Industries, Inc.	537	4,822
Lennox International, Inc. (L)	1,392	58,032
Masco Corp.	9,074	99,905
NCI Building Systems, Inc. (I)	290	2,764
Owens Corning, Inc. (I)	3,237	82,964
PGT, Inc. (I)	1,565	3,568

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Products (continued)
Quanex Building Products Corp.	1,041	$17,978
Simpson Manufacturing Company, Inc. (L)	1,268	32,689
Trex Company, Inc. (I)(L)	458	8,734
Universal Forest Products, Inc.	524	15,327
USG Corp. (I)(L)	2,594	34,215

		540,080
Commercial Services & Supplies - 0.70%
ABM Industries, Inc.	1,294	27,937
ACCO Brands Corp. (I)	1,599	9,194
American Reprographics Company (I)	1,377	10,809
APAC Customer Services, Inc. (I)	1,423	8,054
ATC Technology Corp. (I)	616	15,240
Avery Dennison Corp.	2,825	104,864
Bowne & Company, Inc.	864	9,789
Cenveo, Inc. (I)	1,729	8,697
Cintas Corp.	3,741	103,065
Clean Harbors, Inc. (I)	678	45,935
Consolidated Graphics, Inc. (I)	303	12,559
Copart, Inc. (I)(L)	2,043	67,358
Corrections Corp. of America (I)	2,917	71,992
Courier Corp.	365	5,190
Covanta Holding Corp. (L)	3,963	62,417
Deluxe Corp.	1,294	24,754
EnergySolutions, Inc.	2,481	12,479
EnerNOC, Inc. (I)(L)	663	20,825
Ennis, Inc.	783	14,008
Fuel Tech, Inc. (I)	720	4,514
G & K Services, Inc., Class A	538	12,299
Healthcare Services Group, Inc.	1,008	22,972
Heritage-Crystal Clean, Inc. (I)	382	3,839
Herman Miller, Inc.	1,386	27,276
HNI Corp. (L)	1,140	32,786
Innerworkings, Inc. (I)(L)	1,379	9,060
Interface, Inc., Class A	1,615	22,981
Iron Mountain, Inc. (L)	5,102	113,979
KAR Auction Services, Inc. (I)	2,484	31,323
Kimball International, Inc., Class B	1,154	6,728
Knoll, Inc.	1,249	19,372
M&F Worldwide Corp. (I)	527	12,832
McGrath Rentcorp	676	16,190
Metalico, Inc. (I)(L)	1,307	5,006
Mine Safety Appliances Company	931	25,230
Mobile Mini, Inc. (I)(L)	978	15,003
Multi-Color Corp.	402	6,191
Perma-Fix Environmental Services, Inc. (I)	1,860	3,106
Pitney Bowes, Inc. (L)	5,036	107,670
R.R. Donnelley & Sons Company	5,132	87,039
Republic Services, Inc.	9,639	293,893
Rino International Corp. (I)(L)	527	7,352
Rollins, Inc. (L)	2,398	56,065
Schawk, Inc., Class A	698	12,885
Standard Parking Corp. (I)	524	8,960
Standard Register Company	865	2,526
Steelcase, Inc., Class A	3,560	29,655
Stericycle, Inc. (I)(L)	2,085	144,866
SYKES Enterprises, Inc. (I)	1,255	17,043
Team, Inc. (I)	565	9,724
Tetra Tech, Inc. (I)	1,598	33,510
The Brinks Company	1,204	27,692
The Geo Group, Inc. (I)	1,925	44,949
Unifirst Corp.	500	22,075
United Stationers, Inc. (I)	565	30,233
US Ecology, Inc.	563	9,008
Viad Corp.	594	11,488

395

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. (I)	1,959	$77,694
Waste Management, Inc.	12,130	433,526

		2,493,706
Construction & Engineering - 0.28%
Aecom Technology Corp. (I)	2,821	68,437
Argan, Inc. (I)	425	3,974
Comfort Systems USA, Inc.	1,100	11,803
Dycom Industries, Inc. (I)	1,168	11,668
EMCOR Group, Inc. (I)	1,714	42,147
Fluor Corp.	4,500	222,885
Furmanite Corp. (I)	1,184	5,778
Granite Construction, Inc. (L)	975	22,172
Great Lakes Dredge & Dock Corp.	1,642	9,540
Insituform Technologies, Inc., Class A (I)	1,011	24,446
Integrated Electrical Services, Inc. (I)	455	1,715
Jacobs Engineering Group, Inc. (I)	3,130	121,131
KBR, Inc.	4,030	99,299
Layne Christensen Company (I)	553	14,317
MasTec, Inc. (I)	2,023	20,877
Michael Baker Corp. (I)	244	8,042
MYR Group, Inc. (I)	563	9,228
Northwest Pipe Company (I)	260	4,550
Orion Marine Group, Inc. (I)	705	8,749
Pike Electric Corp. (I)	929	6,763
Quanta Services, Inc. (I)(L)	4,996	95,324
Sterling Construction Company, Inc. (I)	376	4,655
The Shaw Group, Inc. (I)	2,136	71,684
Tutor Perini Corp. (I)(L)	1,306	26,238
URS Corp. (I)	2,083	79,112

		994,534
Electrical Equipment - 0.66%
A123 Systems, Inc. (I)(L)	2,152	19,303
Acuity Brands, Inc. (L)	1,062	46,983
Advanced Battery Technologies, Inc. (I)(L)	1,738	6,239
American Superconductor Corp. (I)(L)	1,177	36,605
AMETEK, Inc.	2,624	125,348
AZZ, Inc.	360	15,422
Babcock & Wilcox Company (I)	2,913	61,989
Baldor Electric Company	1,190	48,076
Belden, Inc.	1,221	32,210
Brady Corp., Class A	1,328	38,738
Broadwind Energy, Inc. (I)(L)	2,245	4,198
Capstone Turbine Corp. (I)	5,555	4,289
Emerson Electric Company	18,924	996,538
Encore Wire Corp.	643	13,188
Ener1, Inc. (I)(L)	3,206	11,798
EnerSys, Inc. (I)	1,280	31,962
Franklin Electric Company, Inc.	628	20,824
Fuelcell Energy, Inc. (I)(L)	2,114	2,600
General Cable Corp. (I)(L)	1,394	37,805
GrafTech International, Ltd. (I)	3,148	49,203
Hubbell, Inc., Class B	1,394	70,746
II-VI, Inc. (I)(L)	795	29,677
LaBarge, Inc. (I)	492	6,145
LSI Industries, Inc.	780	5,008
Polypore International, Inc. (I)	1,201	36,222
Powell Industries, Inc. (I)	330	10,270
Preformed Line Products Company	156	5,440
Regal-Beloit Corp.	900	52,821
Rockwell Automation, Inc.	3,587	221,426
Roper Industries, Inc.	2,301	149,979
Satcon Technology Corp. (I)	1,997	7,509
Thomas & Betts Corp. (I)	1,315	53,941

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
UQM Technologies, Inc. (I)	937	$2,399
Valence Technology, Inc. (I)(L)	4,864	5,594
Vicor Corp.	1,180	17,240
Woodward Governor Company	1,734	56,216

		2,333,951
Industrial Conglomerates - 1.76%
3M Company	17,897	1,551,849
Carlisle Companies, Inc.	1,509	45,195
General Electric Company	268,408	4,361,630
Raven Industries, Inc.	511	19,362
Seaboard Corp.	31	54,901
Standex International Corp.	432	10,450
Textron, Inc.	6,943	142,748
Tredegar Industries, Inc.	946	17,955
Tyco International, Ltd.	897	32,947
United Capital Corp. (I)	279	6,788

		6,243,825
Machinery - 2.25%
3D Systems Corp. (I)(L)	736	11,563
Actuant Corp., Class A	1,778	40,823
AGCO Corp. (I)(L)	2,304	89,879
Alamo Group, Inc.	343	7,659
Albany International Corp., Class A	774	14,644
Altra Holdings, Inc. (I)	837	12,329
American Railcar Industries, Inc. (I)	738	11,572
Ampco-Pittsburgh Corp.	311	7,719
ArvinMeritor, Inc. (I)(L)	2,097	32,587
Astec Industries, Inc. (I)	603	17,204
Badger Meter, Inc. (L)	413	16,718
Barnes Group, Inc.	1,453	25,558
Blount International, Inc. (I)	1,350	17,186
Briggs & Stratton Corp. (L)	1,338	25,435
Bucyrus International, Inc. (L)	1,999	138,631
Cascade Corp.	111	3,530
Caterpillar, Inc. (L)	15,727	1,237,400
Chart Industries, Inc. (I)	790	16,084
CIRCOR International, Inc.	491	15,516
CLARCOR, Inc.	1,238	47,824
Colfax Corp. (I)	1,310	19,480
Columbus McKinnon Corp. (I)	576	9,556
Commercial Vehicle Group, Inc. (I)(L)	851	8,663
Crane Company	1,485	56,341
Cummins, Inc.	5,082	460,328
Danaher Corp.	16,216	658,532
Deere & Company	10,636	742,180
Donaldson Company, Inc.	1,875	88,369
Dover Corp.	4,694	245,074
Dynamic Materials Corp.	370	5,591
Eaton Corp.	4,175	344,396
Energy Recovery, Inc. (I)	1,460	5,241
EnPro Industries, Inc. (I)	575	17,986
ESCO Technologies, Inc.	711	23,648
Federal Signal Corp.	1,455	7,842
Flanders Corp. (I)	918	2,800
Flow International Corp. (I)	1,391	3,658
Flowserve Corp.	1,399	153,079
Force Protection, Inc. (I)	1,894	9,546
FreightCar America, Inc.	369	9,077
Gardner Denver, Inc.	1,309	70,267
Graco, Inc.	1,527	48,452
Graham Corp.	322	4,997
Greenbrier Companies, Inc. (I)	617	9,619
Harsco Corp.	2,073	50,954

396

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Machinery (continued)
Hawk Corp. (I)	341	$14,755
Hurco Companies, Inc. (I)	228	4,120
IDEX Corp.	1,982	70,381
Illinois Tool Works, Inc.	12,641	594,380
John Bean Technologies Corp.	744	11,986
Joy Global, Inc.	2,586	181,848
Kadant, Inc. (I)	468	8,850
Kaydon Corp.	859	29,721
Kennametal, Inc.	2,053	63,499
L.B. Foster Company (I)	310	8,971
Lincoln Electric Holdings, Inc.	1,065	61,578
Lindsay Corp.	368	15,942
Met-Pro Corp.	518	5,227
Middleby Corp. (I)(L)	479	30,364
Miller Industries, Inc.	442	5,980
Mueller Industries, Inc.	1,020	27,020
Mueller Water Products, Inc.	3,212	9,700
NACCO Industries, Inc., Class A	223	19,488
Navistar International Corp. (I)	1,796	78,377
Nordson Corp.	850	62,637
Omega Flex, Inc.	322	4,598
Oshkosh Corp. (I)	2,292	63,030
PACCAR, Inc. (L)	9,162	441,150
Pall Corp.	2,914	121,339
Parker Hannifin Corp.	4,030	282,342
Pentair, Inc.	2,441	82,091
PMFG, Inc. (I)	477	8,133
Portec Rail Products, Inc.	522	6,066
RBC Bearings, Inc. (I)	592	20,116
Robbins & Myers, Inc.	934	25,013
Sauer-Danfoss, Inc. (I)	1,366	29,082
SmartHeat, Inc. (I)	603	3,763
Snap-On, Inc.	1,450	67,440
SPX Corp.	1,257	79,543
Sun Hydraulics, Inc.	480	13,531
Tecumseh Products Company, Class A (I)	727	8,339
Tennant Company	543	16,779
Terex Corp. (I)	2,771	63,511
The Eastern Company	217	3,546
The Gorman-Rupp Company (L)	488	13,449
The Manitowoc Company, Inc.	3,433	41,574
The Toro Company	822	46,221
Timken Company	2,469	94,711
Titan International, Inc.	1,034	14,031
TriMas Corp. (I)	1,098	16,305
Trinity Industries, Inc. (L)	2,056	45,787
Twin Disc, Inc.	407	5,678
Valmont Industries, Inc. (L)	668	48,363
Wabash National Corp. (I)	777	6,286
WABCO Holdings, Inc. (I)	1,648	69,117
Wabtec Corp.	1,194	57,061
Watts Water Technologies, Inc., Class A	783	26,661

		7,975,017
Marine - 0.05%
Alexander & Baldwin, Inc.	1,088	37,906
American Commercial Lines, Inc. (I)	399	11,124
Eagle Bulk Shipping, Inc. (I)	1,793	9,359
Excel Maritime Carriers, Ltd. (I)(L)	2,253	12,662
Genco Shipping & Trading, Ltd. (I)(L)	884	14,091
Horizon Lines, Inc.	1,058	4,444
International Shipholding Corp.	238	6,721
Kirby Corp. (I)	1,357	54,361
Navios Maritime Partners LP	653	12,133

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Marine (continued)
TBS International PLC, Class A (I)	894	$4,962

		167,763
Professional Services - 0.30%
Acacia Research - Acacia Technologies (I)	1,063	18,709
Administaff, Inc.	689	18,555
Barrett Business Services, Inc.	443	6,729
CBIZ, Inc. (I)(L)	1,776	10,532
CDI Corp.	579	7,481
CoStar Group, Inc. (I)(L)	555	27,034
CRA International, Inc. (I)	339	6,119
Dun & Bradstreet Corp.	1,219	90,377
Equifax, Inc.	3,129	97,625
Exponent, Inc. (I)	387	12,999
FTI Consulting, Inc. (I)(L)	1,192	41,350
GP Strategies Corp. (I)	781	7,099
Heidrick & Struggles International, Inc.	459	8,941
Hill International, Inc. (I)	1,334	5,976
Hudson Highland Group, Inc. (I)	1,157	3,980
Huron Consulting Group, Inc. (I)	570	12,534
ICF International, Inc. (I)	401	10,053
IHS, Inc., Class A (I)	1,573	106,964
Kelly Services, Inc., Class A (I)	1,022	11,988
Kforce, Inc. (I)	1,103	15,133
Korn/Ferry International (I)(L)	1,276	21,105
Manpower, Inc.	1,995	104,139
Navigant Consulting Company (I)	1,367	15,898
Odyssey Marine Exploration, Inc. (I)	3,014	5,546
On Assignment, Inc. (I)	1,155	6,064
Resources Connection, Inc.	1,266	17,420
Robert Half International, Inc. (L)	3,724	96,824
School Specialty, Inc. (I)	555	7,221
SFN Group, Inc. (I)	1,603	9,634
The Advisory Board Company (I)(L)	449	19,823
The Corporate Executive Board Company	895	28,246
The Dolan Company (I)	857	9,744
Towers Watson & Company, Class A	1,538	75,639
TrueBlue, Inc. (I)	1,228	16,762
Verisk Analytics, Inc., Class A (I)	3,120	87,391
Volt Information Sciences, Inc. (I)	717	5,162
VSE Corp.	148	5,220

		1,052,016
Road & Rail - 0.83%
AMERCO, Inc. (I)	494	39,263
Arkansas Best Corp.	705	17,082
Avis Budget Group, Inc. (I)(L)	2,681	31,234
Celadon Group, Inc. (I)	732	10,109
Con-way, Inc. (L)	1,284	39,791
CSX Corp.	9,810	542,689
Dollar Thrifty Automotive Group, Inc. (I)	626	31,388
Genesee & Wyoming, Inc., Class A (I)	975	42,305
Heartland Express, Inc. (L)	2,236	33,249
Hertz Global Holdings, Inc. (I)	10,406	110,200
J.B. Hunt Transport Services, Inc.	3,165	109,826
Kansas City Southern (I)	2,453	91,767
Knight Transportation, Inc. (L)	2,109	40,767
Landstar System, Inc.	1,236	47,734
Marten Transport, Ltd.	604	14,001
Norfolk Southern Corp.	9,256	550,825
Old Dominion Freight Lines, Inc. (I)	1,432	36,401
Patriot Transportation Holding, Inc. (I)	101	7,083
RailAmerica, Inc. (I)	415	3,996
Ryder Systems, Inc.	1,354	57,911
Saia, Inc. (I)	413	6,166

397

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Road & Rail (continued)
Union Pacific Corp.	12,685	$1,037,633
Universal Truckload Services, Inc. (I)	479	7,501
USA Truck, Inc. (I)	336	5,033
Werner Enterprises, Inc. (L)	1,798	36,841

		2,950,795
Trading Companies & Distributors - 0.24%
Aceto Corp.	765	5,194
Aircastle, Ltd.	2,188	18,554
Applied Industrial Technologies, Inc.	1,121	34,303
Beacon Roofing Supply, Inc. (I)	1,173	17,091
BlueLinx Holdings, Inc. (I)	1,112	4,437
CAI International, Inc. (I)	702	10,649
DXP Enterprises, Inc. (I)	385	7,307
Fastenal Company (L)	3,704	197,016
GATX Corp.	1,171	34,334
H&E Equipment Services, Inc. (I)	1,032	8,225
Houston Wire & Cable Company	549	5,506
Interline Brands, Inc. (I)(L)	945	17,048
Kaman Corp., Class A	747	19,579
Lawson Products, Inc.	337	5,146
MSC Industrial Direct Company, Inc., Class A	1,198	64,740
RSC Holdings, Inc. (I)	2,750	20,515
Rush Enterprises, Inc., Class A (I)	202	3,099
TAL International Group, Inc.	812	19,667
Textainer Group Holdings, Ltd. (L)	1,240	33,158
Titan Machinery, Inc. (I)	547	8,916
United Rentals, Inc. (I)	1,640	24,338
Watsco, Inc. (L)	724	40,312
WESCO International, Inc. (I)	1,087	42,708
WW Grainger, Inc. (L)	1,790	213,207

		855,049
Transportation Infrastructure - 0.01%
Macquarie Infrastructure Company LLC (I)	1,287	19,949

		37,671,126
Information Technology - 18.32%
Communications Equipment - 2.15%
Acme Packet, Inc. (I)	1,524	57,821
ADC Telecommunications, Inc. (I)(L)	2,729	34,576
ADTRAN, Inc. (L)	1,545	54,539
Anaren, Inc. (I)	495	8,311
Arris Group, Inc. (I)	3,254	31,792
Aruba Networks, Inc. (I)	2,349	50,128
Aviat Networks, Inc. (I)	1,841	7,530
Bel Fuse, Inc., Class B	152	3,165
BigBand Networks, Inc. (I)	1,816	5,157
Black Box Corp.	493	15,806
Blue Coat Systems, Inc. (I)	1,094	26,322
Brocade Communications Systems, Inc. (I)	11,151	65,122
Calix, Inc. (I)	495	7,108
Ciena Corp. (I)(L)	2,449	38,131
Cisco Systems, Inc. (I)	143,966	3,152,855
CommScope, Inc. (I)	2,403	57,047
Communications Systems, Inc.	421	4,795
Comtech Telecommunications Corp.	730	19,966
DG Fastchannel, Inc. (I)(L)	586	12,746
Digi International, Inc. (I)	840	7,972
EchoStar Corp., Class A (I)	2,323	44,323
Emcore Corp. (I)(L)	3,034	2,430
EMS Technologies, Inc. (I)	461	8,588
Emulex Corp. (I)	2,134	22,279
Extreme Networks, Inc. (I)	2,882	8,963
F5 Networks, Inc. (I)	1,992	206,790

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications Equipment (continued)
Finisar Corp. (I)(L)	1,597	$30,008
Globecomm Systems, Inc. (I)	724	6,060
Harmonic, Inc. (I)	2,683	18,459
Harris Corp.	3,284	145,448
Hughes Communications, Inc. (I)	592	16,132
Infinera Corp. (I)(L)	2,615	30,517
InterDigital, Inc. (I)(L)	1,123	33,252
Ixia (I)	1,888	23,411
JDS Uniphase Corp. (I)	5,636	69,830
Juniper Networks, Inc. (I)	13,111	397,919
KVH Industries, Inc. (I)	660	9,907
Loral Space & Communications, Inc. (I)	535	27,927
Motorola, Inc. (I)	58,379	497,973
MRV Communications, Inc. (I)	2,373	3,227
NETGEAR, Inc. (I)	905	24,444
Network Equipment Technologies, Inc. (I)(L)	1,065	3,674
Oplink Communications, Inc. (I)	711	14,106
OpNext, Inc. (I)	2,972	4,666
Orbcomm, Inc. (I)	1,613	3,662
Parkervision, Inc. (I)	1,260	920
PC-Tel, Inc. (I)	759	4,660
Plantronics, Inc.	1,242	41,955
Polycom, Inc. (I)	2,126	57,997
Powerwave Technologies, Inc. (I)(L)	4,442	8,084
QUALCOMM, Inc.	42,298	1,908,486
Riverbed Technology, Inc. (I)(L)	1,782	81,224
Seachange International, Inc. (I)	965	7,151
ShoreTel, Inc. (I)	1,372	6,805
Sonus Networks, Inc. (I)	7,810	27,569
Sycamore Networks, Inc.	808	26,187
Symmetricom, Inc. (I)	1,491	8,529
Tekelec, Inc. (I)	1,745	22,615
Tellabs, Inc.	9,698	72,250
UTStarcom, Inc. (I)(L)	4,677	10,149
Viasat, Inc. (I)(L)	875	35,971
WorldGate Communications, Inc. (I)(L)	9,545	3,627

		7,639,063
Computers & Peripherals - 3.41%
ActivIdentity Corp. (I)	1,892	4,125
ADPT Corp. (I)	3,575	10,546
Apple, Inc. (I)	22,805	6,470,919
Avid Technology, Inc. (I)(L)	1,119	14,670
Compellent Technologies, Inc. (I)(L)	584	10,617
Cray, Inc. (I)	1,133	7,478
Dell, Inc. (I)	49,251	638,293
Diebold, Inc.	1,637	50,894
Electronics for Imaging, Inc. (I)	1,291	15,647
EMC Corp. (I)	51,673	1,049,479
Hewlett-Packard Company	59,165	2,489,072
Hutchinson Technology, Inc. (I)(L)	787	2,731
Hypercom Corp. (I)	2,205	14,333
Imation Corp. (I)	1,139	10,627
Immersion Corp. (I)	969	5,727
Intermec, Inc. (I)	1,649	20,217
Intevac, Inc. (I)	761	7,618
Isilon Systems, Inc. (I)	1,761	39,235
Lexmark International, Inc., Class A (I)(L)	1,974	88,080
NCR Corp. (I)	4,087	55,706
NetApp, Inc. (I)(L)	8,518	424,111
Novatel Wireless, Inc. (I)(L)	922	7,265
Presstek, Inc. (I)(L)	975	2,135
QLogic Corp. (I)	2,872	50,662
Quantum Corp. (I)(L)	5,993	12,705
Rimage Corp. (I)	343	5,639

398

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Peripherals (continued)
SanDisk Corp. (I)	5,769	$211,434
Seagate Technology PLC (I)	12,583	148,228
Silicon Graphics International Corp. (I)(L)	1,010	7,838
STEC, Inc. (I)(L)	1,348	16,783
Stratasys, Inc. (I)	579	16,050
Super Micro Computer, Inc. (I)	1,005	10,442
Synaptics, Inc. (I)	886	24,932
Western Digital Corp. (I)	5,756	163,413

		12,107,651
Electronic Equipment, Instruments & Components - 0.87%
Agilent Technologies, Inc. (I)	8,774	292,788
Agilysys, Inc. (I)	745	4,843
Amphenol Corp., Class A	4,349	213,014
Anixter International, Inc. (L)	857	46,269
Arrow Electronics, Inc. (I)	2,904	77,624
Avnet, Inc. (I)	3,814	103,016
AVX Corp.	4,216	58,265
Benchmark Electronics, Inc. (I)	1,614	26,470
Brightpoint, Inc. (I)	2,034	14,218
Checkpoint Systems, Inc. (I)(L)	1,010	20,554
Cogent, Inc. (I)	2,298	24,451
Cognex Corp.	1,074	28,805
Coherent, Inc. (I)	666	26,647
Comverge, Inc. (I)	665	5,227
Corning, Inc.	39,251	717,508
CPI International, Inc. (I)	558	7,812
CTS Corp.	1,164	11,198
Daktronics, Inc. (L)	1,228	12,059
DDi Corp.	999	9,231
Dolby Laboratories, Inc., Class A (I)	2,847	161,738
DTS, Inc. (I)	499	19,047
Echelon Corp. (I)	1,217	10,405
Electro Rent Corp.	723	9,601
Electro Scientific Industries, Inc. (I)	929	10,321
FARO Technologies, Inc. (I)	488	10,643
FLIR Systems, Inc. (I)(L)	3,838	98,637
Gerber Scientific, Inc. (I)(L)	910	5,615
ICx Technologies, Inc. (I)	1,119	8,448
Ingram Micro, Inc., Class A (I)	4,018	67,743
Insight Enterprises, Inc. (I)	1,327	20,754
IPG Photonics Corp. (I)	1,256	30,320
Itron, Inc. (I)	1,014	62,087
Jabil Circuit, Inc. (L)	5,529	79,673
L-1 Identity Solutions, Inc. (I)	2,454	28,785
Littelfuse, Inc. (I)	585	25,565
Maxwell Technologies, Inc. (I)	713	10,417
Measurement Specialties, Inc. (I)	563	10,404
Mercury Computer Systems, Inc. (I)	689	8,289
Methode Electronics, Inc.	1,251	11,359
Microvision, Inc. (I)(L)	2,370	5,190
Molex, Inc. (L)	4,349	91,025
MTS Systems Corp.	513	15,903
Multi-Fineline Electronix, Inc. (I)	701	15,415
National Instruments Corp.	1,905	62,217
Newport Corp. (I)	1,121	12,712
OSI Systems, Inc. (I)	502	18,233
Park Electrochemical Corp.	598	15,751
PC Connection, Inc. (I)	930	6,352
Plexus Corp. (I)	1,027	30,142
Power-One, Inc. (I)(L)	2,478	22,525
RadiSys Corp. (I)	757	7,131
Rofin-Sinar Technologies, Inc. (I)	798	20,253
Rogers Corp. (I)	496	15,614
Sanmina-SCI Corp. (I)	2,069	24,994

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic Equipment, Instruments &
Components (continued)
Scansource, Inc. (I)	689	$19,113
Smart Modular
Technologies (WWH), Inc. (I)(L)	2,012	12,132
Spectrum Control, Inc. (I)	494	7,272
SYNNEX Corp. (I)(L)	905	25,467
Tech Data Corp. (I)	1,247	50,254
Technitrol, Inc. (L)	1,242	5,477
Trimble Navigation, Ltd. (I)	3,032	106,241
TTM Technologies, Inc. (I)	1,323	12,952
Universal Display Corp. (I)	1,031	24,229
Vishay Intertechnology, Inc. (I)	4,827	46,725
Vishay Precision Group, Inc. (I)	344	5,370
X-Rite, Inc. (I)	3,072	11,643
Zygo Corp. (I)	749	7,340

		3,087,522
Internet Software & Services - 3.91%
Acxiom Corp. (I)	2,045	32,434
Akamai Technologies, Inc. (I)	4,359	218,735
Alliance Data Systems Corp. (I)(L)	1,329	86,731
Ancestry.com, Inc. (I)	619	14,088
AOL, Inc. (I)	2,701	66,850
Art Technology Group, Inc. (I)	3,679	15,194
Broadridge Financial Solutions, Inc.	3,378	77,255
CACI International, Inc., Class A (I)	738	33,402
Cass Information Systems, Inc.	265	9,092
CIBER, Inc. (I)	2,107	6,342
Cognizant Technology Solutions
Corp., Class A (I)	7,495	483,203
Computer Task Group, Inc. (I)	836	6,387
comScore, Inc. (I)	810	19,051
Constant Contact, Inc. (I)	800	17,144
Convergys Corp. (I)	3,222	33,670
CoreLogic, Inc.	2,633	50,448
CSG Systems International, Inc. (I)	971	17,701
DealerTrack Holdings, Inc. (I)(L)	1,129	19,283
Diamond Management & Technology
Consultants, Inc.	983	12,288
Dice Holdings, Inc. (I)	1,793	15,205
Digital River, Inc. (I)	1,018	34,653
DivX, Inc. (I)	1,043	9,940
DST Systems, Inc. (L)	1,213	54,391
Dynamics Research Corp. (I)	455	4,677
Earthlink, Inc.	2,844	25,852
eBay, Inc. (I)	32,702	797,929
Equinix, Inc. (I)(L)	997	102,043
Euronet Worldwide, Inc. (I)	1,367	24,592
Exlservice Holdings, Inc. (I)	874	16,999
Fiserv, Inc. (I)	3,766	202,686
Forrester Research, Inc. (I)	603	19,947
Gartner, Inc. (I)	2,414	71,068
Genpact, Ltd. (I)	5,501	97,533
Global Cash Access Holdings, Inc. (I)	2,039	8,319
Global Payments, Inc.	2,036	87,324
Google, Inc., Class A (I)	7,985	4,198,433
GSI Commerce, Inc. (I)	1,464	36,161
Heartland Payment Systems, Inc.	1,043	15,874
Hewitt Associates, Inc. (I)	2,319	116,947
IAC/InterActiveCorp (I)	3,457	90,815
iGate Corp.	1,543	27,990
InfoSpace, Inc. (I)	1,055	9,136
Integral Systems, Inc. (I)	588	4,339
Internap Network Services Corp. (I)	1,633	8,018
International Business Machines Corp.	32,110	4,307,235

399

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services (continued)
Internet Brands, Inc., Class A (I)	1,229	$16,321
Internet Capital Group, Inc. (I)	1,200	13,236
iPass, Inc. (I)	3,560	4,343
J2 Global Communications, Inc. (I)(L)	1,133	26,954
Keynote Systems, Inc.	538	6,252
Lender Processing Services, Inc.	2,375	78,921
Limelight Networks, Inc. (I)	2,367	13,918
Lionbridge Technologies, Inc. (I)	2,007	8,630
Liquidity Services, Inc. (I)	856	13,705
LivePerson, Inc. (I)	1,655	13,902
LogMeIn, Inc. (I)	619	22,272
LoopNet, Inc. (I)	1,043	12,349
ManTech International Corp., Class A (I)	536	21,226
Marchex, Inc., Class B	1,314	7,161
MAXIMUS, Inc.	430	26,479
ModusLink Global Solutions, Inc. (I)	1,434	9,106
MoneyGram International, Inc. (I)(L)	2,451	5,980
Monster Worldwide, Inc. (I)(L)	3,219	41,718
Move, Inc. (I)	4,559	10,167
NCI, Inc. (I)	381	7,209
NeuStar, Inc., Class A (I)	1,858	46,190
NIC, Inc.	1,839	15,245
Online Resources Corp. (I)	853	3,787
OpenTable, Inc. (I)	616	41,937
Openwave Systems, Inc. (I)	3,126	5,314
Perficient, Inc. (I)	924	8,445
Quinstreet Inc. (I)(L)	663	9,965
Rackspace Hosting, Inc. (I)(L)	3,199	83,110
RealNetworks, Inc. (I)	3,896	12,701
RightNow Technologies, Inc. (I)	942	18,557
Saba Software, Inc. (I)	1,179	6,414
Sapient Corp.	3,595	43,032
SAVVIS, Inc. (I)	1,460	30,777
SRA International, Inc., Class A (I)	1,449	28,574
Stamps.com, Inc. (I)	581	7,553
StarTek, Inc. (I)	575	2,404
Support.com, Inc. (I)	1,821	8,340
Syntel, Inc.	1,056	46,992
TechTarget, Inc. (I)	1,366	7,172
TeleTech Holdings, Inc. (I)	1,630	24,189
Teradata Corp. (I)	4,243	163,610
Terremark Worldwide, Inc. (I)	1,771	18,312
The Hackett Group, Inc. (I)	1,412	5,832
The Knot, Inc. (I)	932	8,509
The Western Union Company	17,202	303,959
Tier Technologies, Inc., Class B (I)	780	4,321
TNS, Inc. (I)	699	11,848
Travelzoo, Inc. (I)	440	11,334
Unisys Corp. (I)	1,057	29,490
United Online, Inc.	2,301	13,162
ValueClick, Inc. (I)(L)	2,279	29,809
VeriFone Holdings, Inc. (I)	2,175	67,577
VeriSign, Inc. (I)(L)	4,599	145,972
Virtusa Corp. (I)	767	7,432
Vocus, Inc. (I)	554	10,238
Web.com Group, Inc. (I)	914	5,027
WebMD Health Corp. (I)	1,317	65,679
Wright Express Corp. (I)	1,001	35,746
Yahoo!, Inc. (I)	35,294	500,116
Zix Corp. (I)	2,922	8,298

		13,864,222
IT Services - 1.06%
Automatic Data Processing, Inc.	12,609	529,956
Computer Sciences Corp.	3,820	175,720

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services (continued)
eLoyalty Corp. (I)	575	$4,025
Fidelity National Information
Services, Inc. (L)	9,399	254,995
Information Services Group, Inc. (I)	1,370	2,452
Innodata Isogen, Inc. (I)	846	2,335
MasterCard, Inc., Class A	3,258	729,792
Paychex, Inc.	8,993	247,218
PRGX Global, Inc. (I)	841	4,768
SAIC, Inc. (I)(L)	9,882	157,914
Total Systems Services, Inc. (L)	4,895	74,600
Visa, Inc., Class A (L)	21,298	1,581,589

		3,765,364
Office Electronics - 0.11%
Xerox Corp.	33,248	344,117
Zebra Technologies Corp., Class A (I)	1,395	46,928

		391,045
Semiconductors & Semiconductor Equipment - 2.53%
Actel Corp. (I)	800	12,760
Advanced Analogic Technologies, Inc. (I)	1,477	5,184
Advanced Energy Industries, Inc. (I)	1,204	15,724
Advanced Micro Devices, Inc. (I)(L)	17,003	120,891
Altera Corp. (L)	7,440	224,390
Amkor Technology, Inc. (I)(L)	4,786	31,444
Anadigics, Inc. (I)	1,989	12,113
Analog Devices, Inc.	7,416	232,714
Applied Materials, Inc. (L)	33,744	394,130
Applied Micro Circuits Corp. (I)	1,899	18,990
Atheros Communications, Inc. (I)(L)	1,661	43,767
Atmel Corp. (I)	11,504	91,572
ATMI, Inc. (I)	901	13,389
Axcelis Technologies, Inc. (I)(L)	1,571	3,032
Broadcom Corp., Class A	12,341	436,748
Brooks Automation, Inc. (I)	1,846	12,387
Cabot Microelectronics Corp. (I)	595	19,147
Cavium Networks, Inc. (I)(L)	1,155	33,218
Ceva, Inc. (I)	691	9,881
Cirrus Logic, Inc. (I)	1,779	31,737
Cohu, Inc.	781	9,833
Conexant Systems, Inc. (I)	1,652	2,709
Cree, Inc. (I)(L)	2,435	132,196
Cymer, Inc. (I)	764	28,329
Cypress Semiconductor Corp. (I)(L)	4,205	52,899
Diodes, Inc. (I)	1,172	20,029
DSP Group, Inc. (I)	1,003	7,021
Energy Conversion Devices, Inc. (I)	1,280	6,426
Entegris, Inc. (I)(L)	3,688	17,223
Entropic Communications, Inc. (I)	2,182	20,947
Evergreen Solar, Inc. (I)(L)	6,073	4,458
Exar Corp. (I)	1,351	8,092
Fairchild Semiconductor International, Inc. (I)	3,313	31,142
FEI Company (I)	1,020	19,961
First Solar, Inc. (I)(L)	2,161	318,423
FormFactor, Inc. (I)	1,333	11,464
GSI Technology, Inc. (I)	1,059	6,068
GT Solar International, Inc. (I)(L)	3,958	33,128
Hittite Microwave Corp. (I)	781	37,215
Integrated Device Technology, Inc. (I)	4,621	27,033
Integrated Silicon Solution, Inc. (I)	840	7,232
Intel Corp.	138,952	2,672,047
International Rectifier Corp. (I)	1,823	38,447
Intersil Corp., Class A	3,170	37,057
IXYS Corp. (I)	925	8,834
KLA-Tencor Corp.	4,320	152,194

400

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Kopin Corp. (I)	2,081	$7,388
Kulicke & Soffa Industries, Inc. (I)(L)	1,889	11,693
Lam Research Corp. (I)	3,189	133,460
Lattice Semiconductor Corp. (I)	3,382	16,065
Linear Technology Corp.	5,517	169,537
LSI Corp. (I)	16,810	76,654
Ltx-credence Corp. (I)	1,553	9,737
Marvell Technology Group, Ltd. (I)	15,693	274,784
Mattson Technology, Inc. (I)	1,852	5,093
Maxim Integrated Products, Inc.	7,555	139,843
Maxlinear, Inc., Class A (I)	471	5,285
MEMC Electronic Materials, Inc. (I)(L)	5,776	68,850
Micrel, Inc.	1,685	16,614
Microchip Technology, Inc. (L)	4,520	142,154
Micron Technology, Inc. (I)(L)	21,516	155,130
Microsemi Corp. (I)	2,079	35,655
Microtune, Inc. (I)	1,931	5,600
Mindspeed Technologies, Inc. (I)	448	3,481
MIPS Technologies, Inc., Class A (I)	1,405	13,671
MKS Instruments, Inc. (I)	1,322	23,770
Monolithic Power Systems, Inc. (I)	933	15,236
Nanometrics, Inc. (I)	693	10,430
National Semiconductor Corp.	5,960	76,109
Netlogic Microsystems, Inc. (I)(L)	1,186	32,710
Novellus Systems, Inc. (I)	2,351	62,490
NVE Corp. (I)	141	6,067
NVIDIA Corp. (I)(L)	14,041	163,999
OmniVision Technologies, Inc. (I)(L)	1,412	32,532
ON Semiconductor Corp. (I)	10,890	78,517
Pericom Semiconductor Corp. (I)	831	7,221
Photronics, Inc. (I)(L)	1,673	8,850
PLX Technology, Inc. (I)	1,191	4,311
PMC-Sierra, Inc. (I)	5,965	43,902
Power Integrations, Inc.	717	22,793
Rambus, Inc. (I)	2,840	59,186
RF Micro Devices, Inc. (I)	7,195	44,177
Rubicon Technology, Inc. (I)(L)	613	13,909
Rudolph Technologies, Inc. (I)	1,148	9,540
Semtech Corp. (I)(L)	1,537	31,032
Sigma Designs, Inc. (I)	749	8,606
Silicon Image, Inc. (I)	2,326	11,118
Silicon Laboratories, Inc. (I)	1,089	39,912
Skyworks Solutions, Inc. (I)(L)	4,438	91,778
Standard Microsystems Corp. (I)	628	14,325
Supertex, Inc. (I)	344	7,609
Teradyne, Inc. (I)(L)	4,537	50,542
Tessera Technologies, Inc. (I)	1,354	25,049
Texas Instruments, Inc. (L)	31,213	847,121
Trident Microsystems, Inc. (I)	2,344	4,008
TriQuint Semiconductor, Inc. (I)	4,121	39,562
Ultra Clean Holdings, Inc. (I)(L)	864	7,448
Ultratech, Inc. (I)	666	11,389
Varian Semiconductor Equipment
Associates, Inc. (I)	1,859	53,502
Veeco Instruments, Inc. (I)	883	30,790
Volterra Semiconductor Corp. (I)(L)	760	16,355
Xilinx, Inc. (L)	6,876	182,970
Zoran Corp. (I)	1,439	10,994

		8,964,178
Software - 4.28%
ACI Worldwide, Inc. (I)	975	21,830
Activision Blizzard, Inc.	31,611	342,031
Actuate Corp. (I)	1,414	7,282
Adobe Systems, Inc. (I)(L)	13,194	345,023

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Advent Software, Inc. (I)(L)	672	$35,072
American Software, Inc., Class A	872	5,145
ANSYS, Inc. (I)	2,245	94,851
ArcSight, Inc. (I)	849	36,982
Ariba, Inc. (I)	2,434	46,003
Aspen Technology, Inc. (I)	1,272	13,191
Autodesk, Inc. (I)	5,808	185,682
Blackbaud, Inc.	1,182	28,415
Blackboard, Inc. (I)(L)	852	30,706
BMC Software, Inc. (I)	4,521	183,010
Bottomline Technologies, Inc. (I)	774	11,889
CA, Inc.	12,989	274,328
Cadence Design Systems, Inc. (I)(L)	7,011	53,494
Callidus Software, Inc. (I)	1,128	4,817
Citrix Systems, Inc. (I)	4,592	313,358
CommVault Systems, Inc. (I)	1,153	30,013
Compuware Corp. (I)(L)	5,715	48,749
Concur Technologies, Inc. (I)(L)	1,264	62,492
Deltek, Inc. (I)	1,824	14,610
DemandTec, Inc. (I)	790	7,434
Digimarc Corp. (I)	336	7,883
Ebix, Inc. (I)(L)	840	19,698
Electronic Arts, Inc. (I)	8,299	136,353
Epicor Software Corp. (I)	1,781	15,495
EPIQ Systems, Inc.	981	12,027
ePlus, Inc. (I)	333	7,143
FactSet Research Systems, Inc. (L)	1,165	94,516
Fair Isaac Corp. (L)	1,221	30,110
FalconStor Software, Inc. (I)	1,665	5,095
Fortinet, Inc. (I)	811	20,275
GSE Systems, Inc. (I)	655	2,207
Guidance Software, Inc. (I)	970	5,665
Informatica Corp. (I)(L)	2,293	88,074
Interactive Intelligence, Inc. (I)	531	9,346
Intuit, Inc. (I)	7,809	342,112
Jack Henry & Associates, Inc.	2,031	51,791
JDA Software Group, Inc. (I)(L)	1,064	26,983
Kenexa Corp. (I)	756	13,245
Lawson Software, Inc. (I)	4,306	36,472
Manhattan Associates, Inc. (I)	630	18,491
McAfee, Inc. (I)	3,988	188,473
Mentor Graphics Corp. (I)	2,654	28,053
MICROS Systems, Inc. (I)	1,981	83,856
Microsoft Corp.	220,616	5,402,886
MicroStrategy, Inc., Class A (I)	319	27,629
Monotype Imaging Holdings, Inc. (I)	1,150	10,523
Netscout Systems, Inc. (I)	1,140	23,381
NetSuite, Inc. (I)(L)	1,736	40,918
Novell, Inc. (I)	8,934	53,336
Nuance Communications, Inc. (I)	7,133	111,560
Opnet Technologies, Inc.	643	11,670
Oracle Corp.	126,039	3,384,147
Parametric Technology Corp. (I)	2,944	57,526
Pegasystems, Inc.	963	29,901
Phoenix Technology, Ltd. (I)	1,283	5,004
Progress Software Corp. (I)	1,009	33,398
PROS Holdings, Inc. (I)	914	8,482
QAD, Inc. (I)	1,397	5,812
Quest Software, Inc. (I)	2,237	55,008
Radiant Systems, Inc. (I)	1,026	17,545
Red Hat, Inc. (I)	4,759	195,119
Renaissance Learning, Inc.	873	8,896
Rosetta Stone, Inc. (I)	575	12,213
Rovi Corp. (I)	2,632	132,679
S1 Corp. (I)	1,603	8,352

401

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Salesforce.com, Inc. (I)(L)	3,158	$353,064
Smith Micro Software, Inc. (I)	909	9,035
SolarWinds, Inc. (I)	1,781	30,740
Solera Holdings, Inc.	1,757	77,589
Sonic Solutions (I)(L)	950	10,811
Sourcefire, Inc. (I)	755	21,774
SRS Labs, Inc. (I)	585	5,464
SS&C Technologies Holdings, Inc. (I)	882	13,936
SuccessFactors, Inc. (I)(L)	1,586	39,824
Symantec Corp. (I)	20,312	308,133
Synchronoss Technologies, Inc. (I)	882	15,708
Synopsys, Inc. (I)	3,550	87,934
Take-Two Interactive Software, Inc. (I)(L)	2,201	22,318
Taleo Corp. (I)	866	25,105
TeleCommunication Systems, Inc. (I)	1,195	4,672
THQ, Inc. (I)(L)	2,106	8,466
TIBCO Software, Inc. (I)	4,227	74,987
TiVo, Inc. (I)	2,915	26,410
Tyler Technologies, Inc. (I)(L)	981	19,777
Ultimate Software Group, Inc. (I)(L)	692	26,739
Unica Corp. (I)	738	15,483
VASCO Data Security International, Inc. (I)	1,108	7,202
VirnetX Holding Corp. (L)	1,385	20,332
VMware, Class A (I)(L)	9,880	839,207
Wave Systems Corp. Class A (I)	1,185	2,654
Websense, Inc. (I)	1,137	20,170

		15,163,289

		64,982,334
Materials - 4.09%
Chemicals - 2.22%
A. Schulman, Inc.	713	14,367
Air Products & Chemicals, Inc.	5,323	440,851
Airgas, Inc.	2,155	146,432
Albemarle Corp.	2,285	106,961
American Vanguard Corp.	747	4,616
Ampal American Israel Corp. (I)	1,959	3,252
Arch Chemicals, Inc.	660	23,159
Ashland, Inc.	1,966	95,882
Balchem Corp.	750	23,145
Cabot Corp.	1,675	54,555
Calgon Carbon Corp. (I)(L)	1,497	21,707
Celanese Corp., Series A	3,681	118,160
CF Industries Holdings, Inc.	1,440	137,520
Chase Corp.	374	5,442
Chemtura Corp. (I)	4,823	2,127
Cytec Industries, Inc.	1,241	69,968
E.I. Du Pont de Nemours & Company	22,780	1,016,444
Eastman Chemical Company	1,822	134,828
Ecolab, Inc.	5,910	299,873
Ferro Corp. (I)	1,672	21,552
FMC Corp.	1,806	123,548
Georgia Gulf Corp. (I)	600	9,804
H.B. Fuller Company	1,262	25,076
Hawkins, Inc.	354	12,539
Huntsman Corp.	6,119	70,736
Innophos Holdings, Inc.	581	19,231
International Flavors & Fragrances, Inc.	1,949	94,565
Intrepid Potash, Inc. (I)(L)	1,949	50,810
KMG Chemicals, Inc. (L)	429	6,045
Koppers Holdings, Inc.	586	15,746
Kraton Performance Polymers Inc. (I)	315	8,552
Kronos Worldwide, Inc.	1,380	54,979
Landec Corp. (I)	808	5,018

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (I)	629	$11,681
Lubrizol Corp.	1,716	181,845
Minerals Technologies, Inc.	490	28,871
Monsanto Company	13,748	658,942
Nalco Holding Company	3,472	87,529
NewMarket Corp.	395	44,904
NL Industries, Inc.	1,366	12,403
Olin Corp.	2,056	41,449
OM Group, Inc. (I)	815	24,548
Omnova Solutions, Inc. (I)	1,287	9,254
PolyOne Corp. (I)	2,499	30,213
PPG Industries, Inc.	4,152	302,266
Praxair, Inc.	7,673	692,565
Quaker Chemical Corp. (L)	385	12,536
Rockwood Holdings, Inc. (I)	1,938	60,989
RPM International, Inc.	3,269	65,118
Senomyx, Inc. (I)	1,183	4,708
Sensient Technologies Corp.	1,315	40,094
Sigma-Aldrich Corp. (L)	3,018	182,227
Solutia, Inc. (I)	3,186	51,040
Spartech Corp. (I)	1,032	8,473
Stepan Company	276	16,314
STR Holdings, Inc. (I)	710	15,293
Terra Nitrogen Company LP	474	42,978
The Dow Chemical Company	29,007	796,532
The Mosaic Company	11,235	660,169
The Scotts Miracle-Gro Company, Class A	1,630	84,320
The Sherwin-Williams Company	2,734	205,433
Valhi, Inc. (L)	2,940	59,682
Valspar Corp.	2,441	77,746
W.R. Grace & Company (I)	1,870	52,248
Westlake Chemical Corp. (L)	1,685	50,432
Zep, Inc.	592	10,324
Zoltek Companies, Inc. (I)	1,063	10,332

		7,870,948
Construction Materials - 0.07%
Eagle Materials, Inc.	1,156	27,397
Headwaters, Inc. (I)(L)	1,293	4,655
Martin Marietta Materials, Inc. (L)	1,124	86,514
Texas Industries, Inc.	754	23,766
United States Lime & Minerals, Inc. (I)	188	7,268
Vulcan Materials Company (L)	3,173	117,147

		266,747
Containers & Packaging - 0.33%
AEP Industries, Inc. (I)	191	4,511
AptarGroup, Inc.	1,671	76,315
Ball Corp.	2,325	136,826
Bemis Company, Inc.	2,596	82,423
Boise, Inc. (I)	2,305	14,959
Crown Holdings, Inc. (I)	4,042	115,844
Graham Packaging Company, Inc. (I)	923	10,910
Graphic Packaging Holding Company (I)	9,089	30,357
Greif, Inc., Class A	1,185	69,725
Myers Industries, Inc.	1,042	8,951
Owens-Illinois, Inc. (I)	4,293	120,462
Packaging Corp. of America	2,541	58,875
Pactiv Corp. (I)	3,288	108,438
Rock-Tenn Company, Class A (L)	962	47,917
Sealed Air Corp.	3,955	88,908
Silgan Holdings, Inc.	1,857	58,867
Sonoco Products Company	2,400	80,256
Temple-Inland, Inc.	2,763	51,558

		1,166,102

402

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metals & Mining - 1.31%
A. M. Castle & Company (I)	676	$8,957
AK Steel Holding Corp. (L)	2,909	40,173
Alcoa, Inc. (L)	25,845	312,983
Allegheny Technologies, Inc. (L)	2,500	116,125
Allied Nevada Gold Corp. (I)(L)	1,951	51,702
AMCOL International Corp.	862	22,576
Brush Engineered Materials, Inc. (I)	572	16,268
Carpenter Technology Corp.	1,166	39,306
Century Aluminum Company (I)(L)	2,188	28,816
Cliffs Natural Resources, Inc.	3,428	219,118
Coeur d’Alene Mines Corp. (I)(L)	2,046	40,756
Commercial Metals Company	3,054	44,252
Compass Minerals International, Inc.	809	61,986
Freeport-McMoRan Copper & Gold, Inc.	10,878	928,872
General Moly, Inc. (I)(L)	2,580	9,443
Globe Specialty Metals, Inc.	2,036	28,585
Haynes International, Inc.	347	12,117
Hecla Mining Company (I)(L)	6,341	40,075
Horsehead Holding Corp. (I)	991	9,781
Kaiser Aluminum Corp. (L)	550	23,535
Newmont Mining Corp.	12,165	764,084
Nucor Corp.	7,968	304,378
Olympic Steel, Inc.	327	7,518
Reliance Steel & Aluminum Company	1,903	79,032
Royal Gold, Inc.	1,051	52,382
RTI International Metals, Inc. (I)	665	20,362
Schnitzer Steel Industries, Inc.	601	29,016
Southern Copper Corp.	21,471	754,062
Steel Dynamics, Inc.	5,584	78,790
Stillwater Mining Company (I)(L)	2,570	43,279
Titanium Metals Corp. (I)(L)	4,606	91,936
United States Steel Corp. (L)	3,637	159,446
Universal Stainless & Alloy Products, Inc. (I)	261	6,410
US Gold Corp. (I)(L)	3,164	15,725
Walter Energy, Inc. (L)	1,360	110,554
WHX Corp. (I)	3,215	26,877
Worthington Industries, Inc. (L)	2,121	31,879

		4,631,156
Paper & Forest Products - 0.16%
Buckeye Technologies, Inc.	1,094	16,093
Clearwater Paper Corp. (I)	305	23,204
Deltic Timber Corp.	345	15,456
Domtar Corp.	1,079	69,682
International Paper Company	11,011	239,489
KapStone Paper and Packaging Corp. (I)	943	11,448
Louisiana-Pacific Corp. (I)(L)	3,038	22,998
MeadWestvaco Corp.	4,299	104,810
Neenah Paper, Inc.	542	8,238
P.H. Glatfelter Company	1,342	16,319
Pope Resources LP	223	6,133
Schweitzer-Mauduit International, Inc.	401	23,382
Verso Paper Corp. (I)	1,712	4,931
Wausau Paper Corp. (I)	1,421	11,780

		573,963

		14,508,916
Telecommunication Services - 2.77%
Diversified Telecommunication Services - 2.20%
AboveNet, Inc. (I)	287	14,950
Alaska Communications Systems
Group, Inc. (L)	1,383	14,037
AT&T, Inc.	148,442	4,245,441
Atlantic Tele-Network, Inc.	401	19,745
Cbeyond, Inc. (I)(L)	797	10,226

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
CenturyLink, Inc. (L)	7,429	$293,148
Cincinnati Bell, Inc. (I)	5,682	15,171
Cogent Communications Group, Inc. (I)	1,291	12,226
Consolidated Communications Holdings, Inc.	923	17,232
Frontier Communications Corp. (L)	24,943	203,784
General Communication, Inc., Class A (I)	1,535	15,304
Global Crossing, Ltd. (I)	1,611	20,717
Globalstar, Inc. (I)	6,027	10,487
HickoryTech Corp.	781	6,662
IDT Corp., Class B (I)	427	7,596
Level 3 Communications, Inc. (I)(L)	43,051	40,352
Neutral Tandem, Inc. (I)(L)	876	10,468
PAETEC Holding Corp. (I)	4,275	17,570
Premiere Global Services, Inc. (I)	1,746	12,362
Qwest Communications International, Inc. (L)	43,678	273,861
SureWest Communications (I)	455	3,367
TW Telecom, Inc. (I)	3,821	70,956
Verizon Communications, Inc.	71,274	2,322,820
Vonage Holdings Corp. (I)(L)	4,921	12,549
Windstream Corp.	12,176	149,643

		7,820,674
Wireless Telecommunication Services - 0.57%
American Tower Corp., Class A (I)	10,048	515,060
Clearwire Corp. (I)	18,509	149,738
Crown Castle International Corp. (I)	7,361	324,988
FiberTower Corp. (I)	743	3,150
ICO Global Communications
Holdings, Ltd. (I)	6,141	10,071
Leap Wireless International, Inc. (I)	2,045	25,256
MetroPCS Communications, Inc. (I)(L)	8,966	93,784
NII Holdings, Inc. (I)	4,192	172,291
NTELOS Holdings Corp.	1,111	18,798
SBA Communications Corp., Class A (I)(L)	2,961	119,328
Shenandoah Telecommunications Company	648	11,774
Sprint Nextel Corp. (I)	72,474	335,555
Syniverse Holdings, Inc. (I)	1,702	38,584
Telephone & Data Systems, Inc.	2,571	84,329
United States Cellular Corp. (I)(L)	2,034	93,503
USA Mobility, Inc.	731	11,718

		2,007,927

		9,828,601
Utilities - 3.42%
Electric Utilities - 1.64%
Allegheny Energy, Inc.	4,333	106,245
Allete, Inc.	938	34,171
American Electric Power Company, Inc.	11,999	434,724
Central Vermont Public Service Corp.	381	7,685
Cleco Corp.	1,592	47,155
DPL, Inc.	2,890	75,516
Duke Energy Corp.	33,004	584,501
Edison International	8,147	280,175
El Paso Electric Company (I)	1,229	29,226
Entergy Corp.	4,737	362,523
Exelon Corp. (L)	16,621	707,722
FirstEnergy Corp.	7,677	295,871
Great Plains Energy, Inc.	3,406	64,373
Hawaiian Electric Industries, Inc. (L)	2,404	54,186
IDACORP, Inc.	1,180	42,386
ITC Holdings Corp.	1,258	78,311
MGE Energy, Inc.	651	25,773
Nextera Energy, Inc.	10,416	566,526
Northeast Utilities	4,380	129,517
NV Energy, Inc.	5,965	78,440

403

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electric Utilities (continued)
Otter Tail Corp.	1,004	$20,472
Pepco Holdings, Inc.	5,717	106,336
Pinnacle West Capital Corp.	2,567	105,940
PNM Resources, Inc.	2,448	27,883
Portland General Electric Company	1,949	39,526
PPL Corp.	9,587	261,054
Progress Energy, Inc.	7,090	314,937
Southern Company	20,630	768,261
The Empire District Electric Company (L)	1,053	21,218
UIL Holding Corp. (L)	862	24,274
Unisource Energy Corp.	964	32,227
Unitil Corp.	386	8,473
Westar Energy, Inc.	2,748	66,583

		5,802,210
Gas Utilities - 0.30%
AGL Resources, Inc.	1,766	67,744
AmeriGas Partners LP	1,324	59,327
Atmos Energy Corp.	2,193	64,145
Chesapeake Utilities Corp.	243	8,801
Delta Natural Gas Company, Inc.	276	8,487
Energen Corp.	1,690	77,267
Ferrellgas Partners LP	1,713	43,236
National Fuel Gas Company	1,994	103,309
New Jersey Resources Corp.	962	37,730
Nicor, Inc.	1,098	50,310
Northwest Natural Gas Company	616	29,229
ONEOK, Inc.	2,662	119,895
Piedmont Natural Gas Company, Inc. (L)	1,718	49,822
Questar Corp.	4,391	76,974
RGC Resources, Inc.	212	6,576
South Jersey Industries, Inc. (L)	711	35,173
Southwest Gas Corp.	1,149	38,595
Star Gas Partners LP	2,317	10,959
Suburban Propane Partners LP	808	43,978
The Laclede Group, Inc.	589	20,273
UGI Corp.	2,612	74,728
WGL Holdings, Inc.	1,172	44,278

		1,070,836
Independent Power Producers & Energy Traders - 0.22%
Calpine Corp. (I)(L)	11,348	141,282
Constellation Energy Group, Inc.	5,120	165,068
Dynegy, Inc. (I)	3,498	17,035
Mirant Corp. (I)	3,872	38,565
NRG Energy, Inc. (I)	6,679	139,056
Ormat Technologies, Inc. (L)	1,210	35,296
Raser Technologies, Inc. (I)	5,380	1,270
RRI Energy, Inc. (I)	9,551	33,906
The AES Corp. (I)	18,063	205,014

		776,492
Multi-Utilities - 1.18%
Alliant Energy Corp.	2,725	99,053
Ameren Corp.	5,905	167,702
Avista Corp.	1,490	31,111
Black Hills Corp.	1,042	32,510
CenterPoint Energy, Inc.	9,796	153,993
CH Energy Group, Inc.	433	19,121
CMS Energy Corp. (L)	5,864	105,669
Consolidated Edison, Inc. (L)	7,014	338,214
Dominion Resources, Inc.	15,074	658,131
DTE Energy Company	4,119	189,186
Integrys Energy Group, Inc. (L)	1,952	101,621
MDU Resources Group, Inc.	4,716	94,084
NiSource, Inc.	6,997	121,748

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
NorthWestern Corp.	955	$27,218
NSTAR (L)	2,554	100,500
OGE Energy Corp.	2,377	94,771
PG&E Corp.	9,281	421,543
Public Service Enterprise Group, Inc.	12,727	421,009
SCANA Corp.	3,011	121,404
Sempra Energy	6,157	331,246
TECO Energy, Inc. (L)	5,442	94,255
Vectren Corp.	1,933	50,007
Wisconsin Energy Corp.	2,807	162,244
Xcel Energy, Inc.	11,432	262,593

		4,198,933
Water Utilities - 0.08%
American States Water Company	490	17,531
American Water Works Company, Inc.	4,360	101,457
Aqua America, Inc.	3,251	66,320
Artesian Resources Corp.	556	10,603
Cadiz, Inc. (I)	559	5,735
California Water Service Group	549	20,285
Connecticut Water Service, Inc.	371	8,885
Middlesex Water Company	568	9,565
Pennichuck Corp.	272	6,259
SJW Corp.	528	13,005
York Water Company	551	8,832

		268,477

		12,116,948

TOTAL COMMON STOCKS (Cost $334,129,364)		$348,901,497

RIGHTS - 0.00%
Fresenius Kabi Pharmaceuticals Holding, Inc.
(Expiration Date: 12/31/2010) (I)	4,291	150

TOTAL RIGHTS (Cost $4,291)		$150

WARRANTS - 0.00%
Krispy Kreme Doughnuts, Inc. (Expiration
Date: 03/02/2012; Strike Price: $12.21) (I)	50	3

TOTAL WARRANTS (Cost $0)		$3

SHORT-TERM INVESTMENTS - 13.24%
Repurchase Agreement - 1.30%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $4,591,001 on 10/01/2010,
collateralized by $4,690,000 U.S. Treasury
Bills, Zero Coupon due 03/31/2011 (valued
at $4,685,310)	$4,591,000	4,591,000
Securities Lending Collateral - 11.94%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	4,232,320	42,360,445

TOTAL SHORT-TERM INVESTMENTS (Cost $46,955,592)		$46,951,445

Total Investments (Total Stock Market Index Trust)
(Cost $381,089,247) - 111.60%		$395,853,095
Other assets and liabilities, net - (11.60%)		(41,141,802)

TOTAL NET ASSETS - 100.00%		$354,711,293

404

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 43.11%
Federal Farm Credit Bank - 3.07%
Federal Farm Credit Bank
0.990%, 10/26/2012	$1,750,000	$1,750,604

FEDERAL HOME LOAN BANK - 9.63%
1.875%, 11/19/2012	2,250,000	2,254,396
2.000%, 04/07/2014	1,000,000	1,003,788
2.200%, 04/29/2013	150,000	150,205
2.350%, 10/25/2013	2,075,000	2,077,625

		5,486,014

FEDERAL HOME LOAN MORTGAGE Corp. - 13.99%
2.000%, 11/05/2012	500,000	500,759
2.606%, 05/01/2034 (P)	1,054,327	1,107,260
2.673%, 11/01/2036 (P)	978,183	1,025,705
2.712%, 08/01/2035 (P)	1,022,274	1,075,938
5.370%, 12/01/2035 (P)	464,090	477,723
5.936%, 06/01/2036 (P)	1,016,472	1,060,006
6.692%, 12/01/2036 (P)	206,586	218,495
Federal Home Loan Mortgage Corp. (0.75% to
03/28/2011, then 2.000%)
03/28/2013	2,500,000	2,502,479

		7,968,365

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 13.15%
1.500%, 07/26/2013	500,000	500,348
1.750%, 12/28/2012	2,500,000	2,507,922
2.125%, 01/25/2013	520,000	522,171
4.509%, 05/01/2034 (P)	984,908	1,034,984
6.500%, 10/01/2037	350,712	383,619
Federal National Mortgage Association
(0.850% to 10/08/2010, then 2.500%)
04/08/2013	535,000	535,081
Federal National Mortgage Association
(1.000% to 06/24/2011, then 2.000% to
06/24/2012, then 3.000% to maturity)
06/24/2013	2,000,000	2,002,259

		7,486,384

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.27%
3.500%, 08/20/2035 (P)	913,807	939,895
3.625%, 08/20/2032 (P)	893,717	921,695

		1,861,590

TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (Cost $24,504,968)		$24,552,957

CORPORATE BONDS - 35.65%
CONSUMER DISCRETIONARY - 2.10%
Comcast Cable Communications, Inc.
6.750%, 01/30/2011	250,000	254,857
COX Communications, Inc.
6.750%, 03/15/2011	250,000	256,661
Staples, Inc.
7.750%, 04/01/2011	250,000	258,133
Time Warner Cable, Inc.
5.400%, 07/02/2012	400,000	428,517

		1,198,168

CONSUMER STAPLES - 4.64%
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/2012	500,000	519,057
5.625%, 10/01/2010	100,000	100,000

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CONSUMER STAPLES (continued)
Cadbury Schweppes US Finance LLC
5.125%, 10/01/2013 (S)	$150,000	$164,077
Cargill, Inc.
6.375%, 06/01/2012 (S)	250,000	270,448
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/2011	500,000	503,907
HJ Heinz Finance Company
6.000%, 03/15/2012	300,000	320,024
Reynolds American, Inc.
0.992%, 06/15/2011 (P)	250,000	250,280
SABMiller PLC
6.200%, 07/01/2011 (S)	250,000	259,485
Safeway, Inc.
6.500%, 03/01/2011	250,000	255,393

		2,642,671

ENERGY - 3.65%
Enterprise Products Operating LLC
7.500%, 02/01/2011	300,000	306,205
Kinder Morgan Energy Partners LP
7.125%, 03/15/2012	400,000	429,460
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	534,637
NuStar Logistics LP
6.875%, 07/15/2012	400,000	431,590
Valero Energy Corp.
6.875%, 04/15/2012	350,000	375,958

		2,077,850

FINANCIALS - 12.44%
Bank of America Corp.
7.400%, 01/15/2011	500,000	509,113
Bank One Corp.
5.900%, 11/15/2011	250,000	263,564
Capital One Financial Corp.
5.700%, 09/15/2011	250,000	260,556
Chubb Corp.
6.000%, 11/15/2011	250,000	264,119
Citigroup, Inc.
5.100%, 09/29/2011	250,000	259,782
CommonWealth REIT
0.892%, 03/16/2011 (P)	250,000	249,490
Credit Suisse First Boston USA, Inc.
6.125%, 11/15/2011	250,000	264,515
Duke Realty LP
5.625%, 08/15/2011	250,000	255,326
ERAC USA Finance LLC
2.750%, 07/01/2013 (S)	700,000	715,215
Household Finance Corp.
7.000%, 05/15/2012	250,000	270,361
Metropolitan Life Global Funding I
5.125%, 11/09/2011 (S)	350,000	363,602
Morgan Stanley
0.780%, 01/09/2012 (P)	250,000	248,505
National City Bank
0.397%, 03/01/2013 (P)	400,000	396,218
6.200%, 12/15/2011	250,000	263,827
Nissan Motor Acceptance Corp.
5.625%, 03/14/2011 (S)	300,000	306,373
Principal Life Income Funding Trusts
0.536%, 11/15/2010 (P)	100,000	100,012
Prudential Financial, Inc.
5.100%, 12/14/2011	250,000	260,317
Regions Financial Corp.
0.459%, 06/26/2012 (P)	250,000	238,788

405

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CONSUMER STAPLES (continued)
The Goldman Sachs Group, Inc.
3.625%, 08/01/2012	$250,000	$260,196
5.300%, 02/14/2012	500,000	525,910
Toyota Motor Credit Corp.
1.375%, 08/12/2013	250,000	251,963
UBS AG/Stamford CT
2.250%, 08/12/2013	300,000	303,060
Wells Fargo Bank NA
6.450%, 02/01/2011	250,000	254,669

		7,085,481

HEALTH CARE - 2.72%
Aetna, Inc.
7.875%, 03/01/2011	137,000	140,978
Cigna Corp.
7.000%, 01/15/2011	250,000	254,140
Pfizer, Inc.
4.450%, 03/15/2012	400,000	421,108
UnitedHealth Group, Inc.
5.250%, 03/15/2011	355,000	361,747
Wellpoint Health Networks, Inc.
6.375%, 01/15/2012	350,000	372,673

		1,550,646

INDUSTRIALS - 2.31%
General Electric Capital Corp., MTN, Series A
6.000%, 06/15/2012	500,000	539,627
Textron, Inc.
6.500%, 06/01/2012	250,000	265,770
Union Pacific Corp.
6.650%, 01/15/2011	500,000	507,983

		1,313,380
Information Technology - 0.92%
Hewlett-Packard Company
4.250%, 02/24/2012	500,000	524,308
Materials - 0.46%
Potash Corp. of Saskatchewan, Inc.
7.750%, 05/31/2011	250,000	261,759

TELECOMMUNICATION SERVICES - 4.59%
AT&T, Inc.
6.250%, 03/15/2011	250,000	256,320
British Telecommunications PLC
9.375%, 12/15/2010	250,000	253,948
Cellco Partnership / Verizon Wireless
Capital LLC
5.250%, 02/01/2012	850,000	900,012
France Telecom SA
7.750%, 03/01/2011	500,000	514,673
Qwest Corp.
8.875%, 03/15/2012	400,000	439,000
Telecom Italia Capital
4.875%, 10/01/2010	250,000	250,000

		2,613,953

UTILITIES - 1.82%
DTE Energy Company
7.050%, 06/01/2011	250,000	260,077
Progress Energy, Inc.
7.100%, 03/01/2011	250,000	256,239
PSEG Power LLC
7.750%, 04/15/2011	500,000	518,476

		1,034,792

TOTAL CORPORATE BONDS (Cost $20,398,641)		$20,303,008

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 18.84%
American Express Credit Account
Master Trust
Series 2007-1, Class A,
0.277%, 09/15/2014 (P)	$750,000	$748,642
Series 2007-7, Class A,
0.297%, 02/17/2015 (P)	100,000	99,726
Americredit Automobile Receivables Trust,
Series 2008-2, Class A2
4.257%, 08/06/2012 (P)	164,578	165,862
Bank of America Auto Trust,
Series 2009-1A, Class A3
2.670%, 07/15/2013 (S)	500,000	507,137
Bank of America Credit Card Trust
Series 2006-A12, Class A12,
0.277%, 03/15/2014 (P)	100,000	99,805
Series 2006-A6, Class A6,
0.287%, 11/15/2013 (P)	150,000	149,849
Series 2008-A5, Class A5,
1.457%, 12/16/2013 (P)	500,000	503,995
Bank One Issuance Trust,
Series 2004-A7, Class A7
0.377%, 05/15/2014 (P)	394,000	393,727
Cabela’s Master Credit Card Trust,
Series 2006-3A, Class A2
0.307%, 10/15/2014 (P)(S)	500,000	497,505
Capital Auto Receivables Asset Trust
Series 2007-1, Class A4A,
5.010%, 04/16/2012	762,503	773,714
Series 2006, Class 2 B,
5.070%, 12/15/2011	199,368	200,488
Chase Issuance Trust
Series 2005-A13, Class A13,
0.297%, 02/15/2013 (P)	330,000	329,958
Series 2008-A9, Class A9,
4.260%, 05/15/2013	500,000	511,802
Daimler Chrysler Auto Trust
Series 2008-A, Class A3A,
3.700%, 06/08/2012	28,429	28,649
Series 2006-D, Class A4,
4.940%, 02/08/2012	90,798	90,883
Discover Card Master Trust,
Series 2008-A3, Class A3
5.100%, 10/15/2013	600,000	615,104
Discover Card Master Trust I,
Series 2007-3, Class A2
0.307%, 10/16/2014 (P)	85,000	84,623
Fifth Third Auto Trust,
Series 2008-1, Class A4A
4.810%, 01/15/2013	695,000	711,584
Ford Credit Auto Lease Trust,
Series 2010-A, Class A2
1.040%, 03/15/2013 (S)	528,738	529,763
Ford Credit Auto Owner Trust
Series 2008-A, Class A3A,
3.960%, 04/15/2012	359,951	363,896
Series 2006-B, Class B,
5.430%, 02/15/2012	446,000	453,467
Series 2007-A, Class A4A,
5.470%, 06/15/2012	226,290	231,435
Harley-Davidson Motorcycle Trust
Series 2009-3, Class A3,
1.740%, 09/15/2013	280,000	282,240
Series 2009-2, Class A3,
2.620%, 03/15/2014	300,000	304,801

406

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

Honda Auto Receivables Owner Trust
Series 2009-2, Class A3,
2.790%, 01/15/2013	$500,000	$507,571
Series 2007-2, Series A4,
5.570%, 11/21/2013	364,593	369,607
John Deere Owner Trust,
Series 2008-A, Class A3
4.180%, 06/15/2012	21,601	21,692
Nissan Auto Receivables Owner Trust,
Series 2008-C, Class A3A
5.930%, 07/16/2012	284,004	289,248
USAA Auto Owner Trust,
Series 2007-2, Class A4
5.070%, 06/15/2013	380,849	388,786
Volvo Financial Equipment LLC,
Series 2010-1A, Class A2
1.060%, 06/15/2012 (S)	400,000	400,918
Wachovia Auto Loan Owner Trust,
Series 2007-1, Class A3A
5.290%, 04/20/2012	15,548	15,655
World Omni Auto Receivables Trust,
Series 2008-8, Class A3A
5.130%, 04/15/2013	57,086	58,226

TOTAL ASSET BACKED SECURITIES (Cost $10,750,119)		$10,730,358

SHORT-TERM INVESTMENTS - 3.14%

SHORT-TERM SECURITIES* - 3.14%
Societe Generale, 0.804% 02/03/2012	$220,000	218,422
Nordea Bank Finland PLC,
0.826% 10/14/2011	170,000	170,061
Deutsche Bank AG, 0.825% 01/19/2012	100,000	99,674
Federal Home Loan Bank Discount Notes,
0.010% 10/01/2010	1,300,000	1,300,000

		1,788,157

TOTAL SHORT-TERM INVESTMENTS (Cost $1,788,157)		$1,788,157

Total Investments (Ultra Short Term Bond Trust)
(Cost $57,441,885) - 100.74%		$57,374,480
Other assets and liabilities, net - (0.74%)		(422,965)

TOTAL NET ASSETS - 100.00%		$56,951,515

U.S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 82.62%
Consumer Discretionary - 15.07%
Charter Communications Operating LLC
8.000%, 04/30/2012 (S)	$1,916,000	2,030,960
Cooper Tire & Rubber Company
7.625%, 03/15/2027	1,655,000	1,547,425
CSC Holdings LLC
6.750%, 04/15/2012	740,000	774,224
DISH DBS Corp.
7.750%, 05/31/2015	175,000	186,594
EchoStar DBS Corp.
6.375%, 10/01/2011	1,375,000	1,423,125
6.625%, 10/01/2014	625,000	653,125
O’Charleys, Inc.
9.000%, 11/01/2013	1,900,000	1,933,250
Salem Communications Corp.
9.625%, 12/15/2016	424,000	450,500

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer Discretionary (continued)
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020	$893,000	$955,510

		9,954,713
Consumer Staples - 1.18%
Carriage Services, Inc.
7.875%, 01/15/2015	520,000	512,200
Del Monte Corp.
7.500%, 10/15/2019	250,000	269,688

		781,888
Energy - 8.63%
El Paso Corp.
6.875%, 06/15/2014	500,000	534,696
7.000%, 06/15/2017	550,000	583,964
7.250%, 06/01/2018	700,000	754,384
8.250%, 02/15/2016	250,000	278,125
8.050%, 10/15/2030	700,000	729,169
7.800%, 08/01/2031	425,000	441,003
Forest Oil Corp.
7.250%, 06/15/2019	625,000	639,063
Hilcorp Energy I LP
9.000%, 06/01/2016 (S)	1,655,000	1,717,062
National Oilwell Varco, Inc.
6.125%, 08/15/2015	24,000	24,790

		5,702,256
Financials - 13.08%
CIT Group, Inc.
7.000%, 05/01/2014 to 05/01/2017	4,673,934	4,623,542
Ford Motor Credit Company LLC
7.000%, 10/01/2013	1,210,000	1,298,181
8.000%, 12/15/2016	2,400,000	2,713,951

		8,635,674
Health Care - 9.37%
Centene Corp.
7.250%, 04/01/2014	966,000	997,395
DaVita, Inc.
6.625%, 03/15/2013	428,000	434,955
HCA, Inc.
7.875%, 02/01/2011	740,000	747,400
9.125%, 11/15/2014	450,000	474,188
8.500%, 04/15/2019	300,000	334,500
HCA, Inc., PIK
9.625%, 11/15/2016	1,718,000	1,864,030
Rural/Metro Corp.
12.750%, 03/15/2016	1,250,000	1,334,375

		6,186,843
Industrials - 2.23%
Corrections Corp. of America
6.250%, 03/15/2013	190,000	193,325
Crown Americas LLC / Crown Americas
Capital Corp. II
7.625%, 05/15/2017	500,000	540,000
EnergySolutions, Inc./EnergySolutions LLC
10.750%, 08/15/2018 (S)	50,000	54,000
Iron Mountain, Inc.
8.375%, 08/15/2021	250,000	270,313
RailAmerica, Inc.
9.250%, 07/01/2017	164,000	179,784
The Geo Group, Inc.
7.750%, 10/15/2017 (S)	225,000	236,251

		1,473,673

407

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Information Technology - 2.94%
First Data Corp.
9.875%, 09/24/2015	$1,350,000	$1,103,625
First Data Corp., PIK
10.550%, 09/24/2015	1,038,678	840,031

		1,943,656
Telecommunication Services - 19.06%
CC Holdings GS V LLC
7.750%, 05/01/2017 (S)	675,000	745,874
Cricket Communications, Inc.
7.750%, 05/15/2016	1,300,000	1,379,625
Crown Castle International Corp.
9.000%, 01/15/2015	975,000	1,074,938
Intelsat Corp.
9.250%, 06/15/2016	2,153,000	2,295,636
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	2,025,000	2,121,188
Qwest Corp.
6.875%, 09/15/2033	370,000	365,375
SBA Telecommunications, Inc.
8.000%, 08/15/2016	600,000	645,000
Sprint Capital Corp.
8.750%, 03/15/2032	3,770,000	3,958,500

		12,586,136
Utilities - 11.06%
AmeriGas Partners LP
7.250%, 05/20/2015	657,000	679,995
Calpine Corp.
7.250%, 10/15/2017 (S)	3,369,000	3,427,958
NRG Energy, Inc.
7.250%, 02/01/2014	450,000	461,813
7.375%, 02/01/2016	2,659,000	2,735,446

		7,305,212

TOTAL CORPORATE BONDS (Cost $46,652,264)		$54,570,051

TERM LOANS (M) - 10.90%
Consumer Discretionary - 9.13%
Federal Mogul Corp.
2.200%, 12/28/2015	1,460,054	1,278,232
2.200%, 12/29/2014	1,225,741	1,073,099
Ford Motor Company
3.030%, 12/16/2013	3,752,014	3,676,388

		6,027,719
Utilities - 1.77%
Texas Competitive Electric Holdings
Company LLC
3.760%, 10/10/2014	1,482,987	1,169,736

TOTAL TERM LOANS (Cost $5,907,079)		$7,197,455

COMMON STOCKS - 1.23%
Consumer Discretionary - 1.23%
Dex One Corp. (I)	$57,522	706,370
Tropicana Entertainment LLC (I)	7,500	105,000

		811,370

TOTAL COMMON STOCKS (Cost $2,596,303)		$811,370

PREFERRED STOCKS - 0.23%
Consumer Discretionary - 0.23%
Tropicana Las Vegas Resort & Casino LLC (I) $	1,270	71,120

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Consumer Discretionary (continued)
Tropicana Las Vegas Resort & Casino LLC (I) $	840	$84,000

		155,120

TOTAL PREFERRED STOCKS (Cost $211,000)		$155,120

WARRANTS - 0.00%
Muzak Holdings LLC (Expiration Date:
01/01/2011, Strike Price: $25.00) (I)	8,366	0

TOTAL WARRANTS (Cost $680,016)		$0

RIGHTS - 0.00%
Bowater Canada Finance Corp. (Expiration
Date: 10/14/2010, Strike Price $1.00) (I)	4,068	0

TOTAL RIGHTS (Cost $0)		$0

SHORT-TERM INVESTMENTS - 2.35%
Repurchase Agreement - 0.07%
Repurchase Agreement with State Street
Corp., dated 09/30/2010 at 0.010% to be
repurchased at $46,879 on 10/01/2010,
collateralized by $45,000 U.S. Treasury
Notes, 3.125% due 04/30/2017 (valued at
$48,695, including interest)	$46,879	46,879
Short-Term Securities* - 2.28%
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	1,508,052	1,508,052

TOTAL SHORT-TERM INVESTMENTS (Cost $1,554,931)		$1,554,931

Total Investments (U.S. High Yield Bond Trust)
(Cost $57,601,593) - 97.33%		$64,288,927
Other assets and liabilities, net - 2.67%		1,760,463

TOTAL NET ASSETS - 100.00%		$66,049,390

U.S. Multi Sector Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.17%
Consumer Discretionary - 7.55%
Auto Components - 0.08%
Autoliv, Inc. (L)	4,100	$267,853
TRW Automotive Holdings Corp. (I)	8,000	332,480

		600,333
Automobiles - 0.17%
Ford Motor Company (I)(L)	107,700	1,318,248
Distributors - 0.11%
Audiovox Corp., Class A (I)	10,900	74,556
Genuine Parts Company	17,300	771,407

		845,963
Diversified Consumer Services - 0.40%
Apollo Group, Inc., Class A (I)	36,200	1,858,870
ITT Educational Services, Inc. (I)(L)	7,330	515,079
Strayer Education, Inc. (L)	1,930	336,785
Weight Watchers International, Inc.	11,500	358,685

		3,069,419
Hotels, Restaurants & Leisure - 1.79%
Choice Hotels International, Inc.	5,500	200,530
McDonald’s Corp.	152,675	11,375,814

408

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (I)(L)	33,000	$372,240
Royal Caribbean Cruises, Ltd. (I)	14,400	454,032
Starwood Hotels & Resorts Worldwide, Inc.	8,700	457,185
Wyndham Worldwide Corp.	18,100	497,207
Wynn Resorts, Ltd.	5,800	503,266

		13,860,274
Household Durables - 0.20%
KB Home	53,400	605,022
Stanley Black & Decker, Inc.	8,800	539,264
Whirlpool Corp.	5,300	429,088

		1,573,374
Internet & Catalog Retail - 0.12%
HSN, Inc. (I)	5,400	161,460
Liberty Media Corp. - Interactive, Class A
(Tracking Stock) (I)	54,900	752,679

		914,139
Leisure Equipment & Products - 0.05%
Hasbro, Inc.	7,900	351,629
Media - 1.67%
Arbitron, Inc.	10,600	296,482
CBS Corp., Class B	100,477	1,593,565
Clear Channel Outdoor Holdings,
Inc., Class A (I)	23,300	266,319
Comcast Corp., Class A	108,000	1,952,640
Gannett Company, Inc.	36,700	448,841
Liberty Media - Starz, Series A
(Tracking Stock) (I)	13,591	881,784
The McGraw-Hill Companies, Inc. (L)	28,300	935,598
The Walt Disney Company	55,600	1,840,916
The Washington Post Company, Class B	610	243,640
Time Warner Cable, Inc.	17,105	923,499
Time Warner, Inc.	66,433	2,036,171
Valassis Communications, Inc. (I)	5,400	183,006
Viacom, Inc., Class B	35,500	1,284,745

		12,887,206
Multiline Retail - 0.45%
Dillard’s, Inc., Class A	7,000	165,480
Dollar Tree, Inc. (I)	13,700	668,012
Family Dollar Stores, Inc.	9,500	419,520
Macy’s, Inc.	27,600	637,284
Sears Holdings Corp. (I)(L)	21,700	1,565,438

		3,455,734
Specialty Retail - 1.26%
Advance Auto Parts, Inc.	8,900	522,252
Aeropostale, Inc. (I)	65,447	1,521,643
AutoNation, Inc. (I)(L)	11,700	272,025
AutoZone, Inc. (I)	6,272	1,435,724
Best Buy Company, Inc.	27,000	1,102,410
Destination Maternity Corp. (I)	2,600	85,592
Home Depot, Inc. (L)	55,400	1,755,072
Limited Brands, Inc.	25,800	690,924
PetSmart, Inc.	7,600	266,000
RadioShack Corp.	10,400	221,832
Ross Stores, Inc.	5,200	284,024
TJX Companies, Inc.	35,400	1,579,902

		9,737,400
Textiles, Apparel & Luxury Goods - 1.25%
Coach, Inc.	36,800	1,580,928
Deckers Outdoor Corp. (I)	5,050	252,298
NIKE, Inc., Class B	84,400	6,763,816

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	13,200	$1,069,464

		9,666,506

		58,280,225
Consumer Staples - 22.37%
Beverages - 5.70%
Brown Forman Corp., Class B (L)	27,100	1,670,444
Coca-Cola Enterprises, Inc.	35,200	1,091,200
Hansen Natural Corp. (I)	18,200	848,484
PepsiCo, Inc.	273,212	18,152,205
The Coca-Cola Company	380,100	22,243,452

		44,005,785
Food & Staples Retailing - 6.30%
Costco Wholesale Corp. (L)	28,600	1,844,414
CVS Caremark Corp.	18,512	582,573
Safeway, Inc.	25,600	541,696
SUPERVALU, Inc.	17,379	200,380
Sysco Corp.	116,300	3,316,876
The Kroger Company	49,400	1,070,004
Wal-Mart Stores, Inc.	640,996	34,306,106
Walgreen Company	203,100	6,803,850

		48,665,899
Food Products - 2.16%
Campbell Soup Company	44,300	1,583,725
Farmer Brothers Company	4,900	78,400
Flowers Foods, Inc. (L)	15,900	394,956
General Mills, Inc.	115,900	4,234,986
H.J. Heinz Company	22,700	1,075,299
Hormel Foods Corp.	22,700	1,012,420
Kellogg Company	65,000	3,283,150
McCormick & Company, Inc.	22,700	954,308
Mead Johnson Nutrition Company	19,600	1,115,436
Sara Lee Corp.	42,600	572,118
The Hershey Company	41,500	1,974,985
The J.M. Smucker Company	7,100	429,763

		16,709,546
Household Products - 5.52%
Church & Dwight Company, Inc.	12,100	785,774
Clorox Company	24,300	1,622,268
Colgate-Palmolive Company	89,300	6,863,598
Kimberly-Clark Corp.	60,300	3,922,515
The Procter & Gamble Company	491,200	29,457,264

		42,651,419
Personal Products - 0.43%
Avon Products, Inc.	28,300	908,713
Herbalife, Ltd.	6,800	410,380
Nu Skin Enterprises, Inc., Class A	5,800	167,040
The Estee Lauder Companies,
Inc., Class A (L)	28,900	1,827,347

		3,313,480
Tobacco - 2.26%
Altria Group, Inc.	410,200	9,853,004
Lorillard, Inc.	25,900	2,080,029
Philip Morris International, Inc.	76,649	4,293,877
Reynolds American, Inc.	21,000	1,247,190

		17,474,100

		172,820,229
Energy - 2.72%
Energy Equipment & Services - 0.13%
Gulfmark Offshore, Inc., Class A (I)	5,300	162,816

409

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Oil States International, Inc. (I)	6,200	$288,610
Rowan Companies, Inc. (I)	8,700	264,132
Schlumberger, Ltd.	4,561	281,003

		996,561
Oil, Gas & Consumable Fuels - 2.59%
Anadarko Petroleum Corp.	1,756	100,180
Chevron Corp.	37,437	3,034,269
ConocoPhillips	121,352	6,969,245
Exxon Mobil Corp.	95,712	5,914,044
Marathon Oil Corp.	15,800	522,980
Occidental Petroleum Corp.	24,799	1,941,762
Pioneer Natural Resources Company	7,100	461,713
Ship Finance International, Ltd. (L)	9,200	178,756
Sunoco, Inc.	11,700	427,050
Valero Energy Corp.	27,200	476,272

		20,026,271

		21,022,832
Financials - 2.54%
Capital Markets - 0.08%
American Capital, Ltd. (I)(L)	34,900	202,769
Ameriprise Financial, Inc.	9,500	449,635

		652,404
Commercial Banks - 0.40%
CapitalSource, Inc.	51,200	273,408
CIT Group, Inc. (I)	16,000	653,120
PNC Financial Services Group, Inc.	30,600	1,588,446
Regions Financial Corp.	73,400	533,618

		3,048,592
Consumer Finance - 0.08%
SLM Corp. (I)	54,100	624,855
Diversified Financial Services - 0.09%
Bank of America Corp.	47,838	627,156
Marlin Business Services Corp. (I)	7,100	85,200

		712,356
Insurance - 1.36%
Aflac, Inc.	20,900	1,080,739
Allied World Assurance
Company Holdings, Ltd.	4,400	248,996
American Financial Group, Inc.	8,400	256,872
American International Group, Inc. (I)(L)	34,700	1,356,770
Arch Capital Group, Ltd. (I)	4,100	343,580
Aspen Insurance Holdings, Ltd.	6,400	193,792
Assurant, Inc.	7,400	301,180
Brown & Brown, Inc.	14,000	282,660
CNO Financial Group, Inc. (I)	45,600	252,624
Endurance Specialty Holdings, Ltd.	4,900	195,020
Genworth Financial, Inc., Class A (I)	41,100	502,242
Hartford Financial Services Group, Inc.	22,100	507,195
MBIA, Inc. (I)(L)	19,300	193,965
Presidential Life Corp.	8,000	78,400
Prudential Financial, Inc.	21,600	1,170,288
Symetra Financial Corp.	18,700	195,602
The Allstate Corp.	22,500	709,875
The Travelers Companies, Inc.	35,900	1,870,390
Torchmark Corp.	5,000	265,700
Unitrin, Inc.	10,500	256,095
Validus Holdings, Ltd.	8,500	224,060

		10,486,045
Real Estate Investment Trusts - 0.47%
Equity Residential	14,000	665,980

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts, Inc.	33,400	$483,632
Pennymac Mortgage Investment Trust	11,800	211,102
Simon Property Group, Inc.	13,800	1,279,812
SL Green Realty Corp.	6,100	386,313
Vornado Realty Trust	7,100	607,263

		3,634,102
Real Estate Management & Development - 0.02%
Forest City Enterprises, Inc., Class A (I)	14,700	188,601
Thrifts & Mortgage Finance - 0.04%
New York Community Bancorp, Inc. (L)	16,500	268,125

		19,615,080
Health Care - 29.89%
Biotechnology - 2.37%
Amgen, Inc. (I)	201,000	11,077,110
Biogen Idec, Inc. (I)(L)	19,900	1,116,788
Enzon Pharmaceuticals, Inc. (I)	24,400	274,500
Gilead Sciences, Inc. (I)	152,800	5,441,208
Theravance, Inc. (I)(L)	18,000	361,800

		18,271,406
Health Care Equipment & Supplies - 4.59%
Baxter International, Inc.	119,298	5,691,708
Becton, Dickinson & Company	45,000	3,334,500
C.R. Bard, Inc. (L)	15,000	1,221,450
DENTSPLY International, Inc.	24,400	780,068
Edwards Lifesciences Corp. (I)	22,400	1,501,920
Gen-Probe, Inc. (I)	8,300	402,218
Hill-Rom Holdings, Inc.	6,400	229,696
Hospira, Inc. (I)	7,800	444,678
IDEXX Laboratories, Inc. (I)	12,100	746,812
Intuitive Surgical, Inc. (I)(L)	2,420	686,651
Kinetic Concepts, Inc. (I)	15,300	559,674
Medtronic, Inc.	245,100	8,230,458
ResMed, Inc. (I)(L)	24,400	800,564
St. Jude Medical, Inc. (I)	57,900	2,277,786
Stryker Corp. (L)	86,800	4,344,340
Syneron Medical, Ltd., ADR (I)	8,600	85,312
Varian Medical Systems, Inc. (I)(L)	22,900	1,385,450
Zimmer Holdings, Inc. (I)	51,600	2,700,228

		35,423,513
Health Care Providers & Services - 4.40%
Aetna, Inc.	38,300	1,210,663
AmerisourceBergen Corp.	55,900	1,713,894
Cardinal Health, Inc.	54,200	1,790,768
CIGNA Corp.	12,400	443,672
Coventry Health Care, Inc. (I)	17,000	366,010
Express Scripts, Inc. (I)	54,110	2,635,157
Health Net, Inc. (I)	15,400	418,726
Healthspring, Inc. (I)	8,300	214,472
Henry Schein, Inc. (I)(L)	15,600	913,848
Humana, Inc. (I)	23,700	1,190,688
Laboratory Corp. of America Holdings (I)	21,000	1,647,030
Lincare Holdings, Inc.	33,858	849,497
McKesson Corp.	25,900	1,600,102
MEDNAX, Inc. (I)	8,400	447,720
Omnicare, Inc.	9,100	217,308
Owens & Minor, Inc.	9,000	256,140
Patterson Companies, Inc.	22,500	644,625
Quest Diagnostics, Inc.	30,000	1,514,100
UnitedHealth Group, Inc.	330,137	11,591,110
Universal American Financial Corp.	5,100	75,225
VCA Antech, Inc. (I)	13,800	291,042

410

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Health Care Providers & Services (continued)
WellCare Health Plans, Inc. (I)	7,400	$214,304
WellPoint, Inc. (I)	65,881	3,731,500

		33,977,601
Health Care Technology - 0.12%
Cerner Corp. (I)(L)	11,000	923,890
Life Sciences Tools & Services - 0.58%
Covance, Inc. (I)	10,100	472,579
Mettler-Toledo International, Inc. (I)	5,840	726,730
Pharmaceutical Product Development, Inc.	25,100	622,229
Techne Corp.	6,300	388,899
Thermo Fisher Scientific, Inc. (I)	24,007	1,149,455
Waters Corp. (I)	16,400	1,160,792

		4,520,684
Pharmaceuticals - 17.83%
Abbott Laboratories	300,800	15,713,792
Allergan, Inc.	60,500	4,025,065
Bristol-Myers Squibb Company	345,800	9,374,638
Eli Lilly & Company	335,100	12,241,203
Endo Pharmaceuticals Holdings, Inc. (I)	33,500	1,113,540
Forest Laboratories, Inc. (I)	89,000	2,752,770
Johnson & Johnson	444,700	27,553,612
Merck & Company, Inc.	754,867	27,786,654
Mylan, Inc. (I)(L)	23,500	442,035
Perrigo Company	5,100	327,522
Pfizer, Inc.	2,120,145	36,402,889

		137,733,720

		230,850,814
Industrials - 6.11%
Aerospace & Defense - 1.79%
General Dynamics Corp.	64,500	4,051,245
L-3 Communications Holdings, Inc.	8,400	607,068
Northrop Grumman Corp.	19,600	1,188,348
Precision Castparts Corp.	8,190	1,042,997
Rockwell Collins, Inc.	24,500	1,427,125
The Boeing Company	34,000	2,262,360
United Technologies Corp.	45,600	3,248,088

		13,827,231
Air Freight & Logistics - 0.26%
C.H. Robinson Worldwide, Inc. (L)	28,400	1,985,728
Airlines - 0.11%
Delta Air Lines, Inc. (I)	31,100	362,004
UAL Corp. (I)	14,600	344,998
US Airways Group, Inc. (I)(L)	18,100	167,425

		874,427
Commercial Services & Supplies - 0.38%
Cintas Corp.	9,700	267,235
Copart, Inc. (I)(L)	12,300	405,531
M&F Worldwide Corp. (I)	3,000	73,050
Pitney Bowes, Inc.	21,000	448,980
R.R. Donnelley & Sons Company	18,500	313,760
Rollins, Inc. (L)	16,500	385,770
Stericycle, Inc. (I)	14,900	1,035,252

		2,929,578
Electrical Equipment - 0.18%
Emerson Electric Company	26,300	1,384,958
Industrial Conglomerates - 2.36%
3M Company	130,800	11,341,668
General Electric Company	395,200	6,422,000

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Conglomerates (continued)
Textron, Inc.	21,600	$444,096

		18,207,764
Machinery - 0.70%
ArvinMeritor, Inc. (I)(L)	5,300	82,362
Caterpillar, Inc. (L)	18,500	1,455,580
Danaher Corp.	70,900	2,879,249
Eaton Corp.	7,500	618,675
Joy Global, Inc.	4,300	302,376
Miller Industries, Inc.	5,600	75,768

		5,414,010
Professional Services - 0.18%
Dun & Bradstreet Corp.	7,100	526,394
IHS, Inc., Class A (I)	6,100	414,800
Towers Watson & Company, Class A	8,900	437,702

		1,378,896
Road & Rail - 0.08%
Norfolk Southern Corp.	10,700	636,757
Trading Companies & Distributors - 0.07%
Fastenal Company (L)	8,100	430,839
TAL International Group, Inc.	6,700	162,274

		593,113

		47,232,462
Information Technology - 25.76%
Communications Equipment - 3.87%
Cisco Systems, Inc. (I)	669,800	14,668,620
F5 Networks, Inc. (I)	6,470	671,651
Harris Corp.	11,500	509,335
QUALCOMM, Inc.	301,813	13,617,803
Viasat, Inc. (I)	9,500	390,545

		29,857,954
Computers & Peripherals - 2.90%
Apple, Inc. (I)	43,720	12,405,550
Dell, Inc. (I)	101,600	1,316,736
Hewlett-Packard Company	129,200	5,435,444
Lexmark International, Inc., Class A (I)	10,700	477,434
NCR Corp. (I)	21,400	291,682
NetApp, Inc. (I)	11,700	582,543
Seagate Technology PLC (I)	28,600	336,908
Western Digital Corp. (I)	54,599	1,550,066

		22,396,363
Electronic Equipment, Instruments & Components - 0.21%
Dolby Laboratories, Inc., Class A (I)	16,300	926,003
FLIR Systems, Inc. (I)(L)	12,000	308,400
Ingram Micro, Inc., Class A (I)	13,500	227,610
Tech Data Corp. (I)	4,300	173,290

		1,635,303
Internet Software & Services - 7.56%
Accenture PLC, Class A	60,000	2,549,400
Amdocs, Ltd. (I)	38,900	1,114,874
Cognizant Technology Solutions
Corp., Class A (I)	46,800	3,017,196
Earthlink, Inc.	8,400	76,356
eBay, Inc. (I)	268,300	6,546,520
Global Payments, Inc.	14,500	621,905
Google, Inc., Class A (I)	63,989	33,644,776
International Business Machines Corp.	78,757	10,564,464
NeuStar, Inc., Class A (I)	10,900	270,974

		58,406,465

411

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT Services - 0.84%
Automatic Data Processing, Inc.	50,300	$2,114,109
MasterCard, Inc., Class A	9,721	2,177,504
Paychex, Inc.	61,500	1,690,635
Total Systems Services, Inc.	35,800	545,592

		6,527,840
Office Electronics - 0.18%
Xerox Corp.	133,200	1,378,620
Software - 10.20%
Adobe Systems, Inc. (I)	60,800	1,589,920
ANSYS, Inc. (I)	7,800	329,550
BMC Software, Inc. (I)	18,400	744,832
Citrix Systems, Inc. (I)	9,200	627,808
FactSet Research Systems, Inc. (L)	8,300	673,379
Informatica Corp. (I)(L)	8,200	314,962
Intuit, Inc. (I)	57,700	2,527,837
Jack Henry & Associates, Inc.	14,900	379,950
MICROS Systems, Inc. (I)	14,800	626,484
Microsoft Corp.	1,564,983	38,326,433
Novell, Inc. (I)	125,215	747,534
Oracle Corp.	1,032,200	27,714,570
Quest Software, Inc. (I)	11,500	282,785
Salesforce.com, Inc. (I)(L)	6,070	678,626
Symantec Corp. (I)	123,900	1,879,563
VMware, Class A (I)(L)	16,100	1,367,534

		78,811,767

		199,014,312
Materials - 0.87%
Chemicals - 0.57%
Ashland, Inc.	5,700	277,989
Cytec Industries, Inc.	3,800	214,244
Ecolab, Inc.	27,400	1,390,276
Huntsman Corp.	23,300	269,348
Sigma-Aldrich Corp.	13,800	833,244
The Dow Chemical Company	42,300	1,161,558
The Sherwin-Williams Company	3,600	270,504

		4,417,163
Metals & Mining - 0.01%
Kaiser Aluminum Corp.	1,900	81,301
Paper & Forest Products - 0.29%
Domtar Corp.	4,600	297,068
Schweitzer-Mauduit International, Inc.	32,465	1,893,034

		2,190,102

		6,688,566
Telecommunication Services - 1.26%
Diversified Telecommunication Services - 1.12%
AT&T, Inc.	181,605	5,193,903
Verizon Communications, Inc.	105,800	3,448,022

		8,641,925
Wireless Telecommunication Services - 0.14%
Crown Castle International Corp. (I)	9,900	437,085
NII Holdings, Inc. (I)	8,600	353,460
Telephone & Data Systems, Inc.	10,200	334,560

		1,125,105

		9,767,030
Utilities - 0.10%
Multi-Utilities - 0.10%
DTE Energy Company	8,800	404,184

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Integrys Energy Group, Inc. (L)	6,600	$343,596

		747,780

		747,780

TOTAL COMMON STOCKS (Cost $697,673,861)		$766,039,330

INVESTMENT COMPANIES - 0.12%
Investment Companies - 0.12%
SPDR Trust Series 1	7,959	908,281

TOTAL INVESTMENT COMPANIES (Cost $897,960)		$908,281

SHORT-TERM INVESTMENTS - 3.82%
Short-Term Securities* - 0.75%
State Street Institutional Treasury Money
Market Fund, 0.0267% (Y)	$5,746,569	5,746,569
Securities Lending Collateral - 3.07%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	2,371,485	23,735,720

TOTAL SHORT-TERM INVESTMENTS (Cost $29,483,408)		$29,482,289

Total Investments (U.S. Multi Sector Trust)
(Cost $728,055,229) - 103.11%		$796,429,900
Other assets and liabilities, net - (3.11%)		(24,006,410)

TOTAL NET ASSETS - 100.00%		$772,423,490

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.37%
Consumer Discretionary - 9.52%
Media - 9.52%
Cablevision Systems Corp., Class A	41,200	$1,079,028
Comcast Corp., Special Class A	244,200	4,153,842
Kabel Deutschland Holding AG (I)	12,332	489,810
Time Warner Cable, Inc.	54,800	2,958,652
Virgin Media, Inc. (L)	298,700	6,876,074

		15,557,406

		15,557,406
Energy - 13.58%
Energy Equipment & Services - 0.05%
Transocean, Ltd. (I)	1,400	90,006
Oil, Gas & Consumable Fuels - 13.53%
Apache Corp.	6,900	674,544
CONSOL Energy, Inc.	31,270	1,155,739
El Paso Corp.	331,180	4,100,008
EQT Corp.	129,860	4,682,752
Occidental Petroleum Corp.	1,100	86,130
QEP Resources, Inc.	132,151	3,983,031
Southern Union Company	25,200	606,312
Southwestern Energy Company (I)	8,700	290,928
Spectra Energy Corp.	50,850	1,146,668
The Williams Companies, Inc.	281,951	5,388,083

		22,114,195

		22,204,201

412

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunication Services - 21.06%
Diversified Telecommunication Services - 7.98%
CenturyLink, Inc.	74,900	$2,955,554
France Telecom SA	22,700	491,181
Frontier Communications Corp.	30,000	245,100
Portugal Telecom SGPS SA (I)	99,000	1,318,927
Qwest Communications International, Inc. (L)	303,600	1,903,572
Telecom Italia SpA, RSP	232,100	262,058
Telefonica SA	66,170	1,641,535
Telenet Group Holding NV (I)	53,039	1,780,705
Windstream Corp.	124,188	1,526,271
Xl Axiata Tbk Pt (I)	1,516,000	916,894

		13,041,797
Wireless Telecommunication Services - 13.08%
America Movil SAB de CV, Series L, ADR	18,380	980,205
American Tower Corp., Class A (I)	34,600	1,773,596
Cellcom Israel, Ltd.	146,130	4,437,968
Crown Castle International Corp. (I)	21,400	944,810
Mobile TeleSystems, SADR	52,825	1,121,475
MTN Group, Ltd.	68,660	1,240,688
NII Holdings, Inc. (I)	60,000	2,466,000
Partner Communications Company, Ltd. (L)	113,000	2,063,380
Tim Participacoes SA (L)	27,000	890,730
Vivo Participacoes SA, ADR	96,675	2,626,660
Vodafone Group PLC	1,148,560	2,843,221

		21,388,733

		34,430,530
Utilities - 48.21%
Electric Utilities - 19.26%
American Electric Power Company, Inc.	118,950	4,309,559
CEZ AS	44,281	1,984,657
Cia Paranaense de Energia, SADR (L)	28,600	636,350
CPFL Energia SA	31,500	720,479
DPL, Inc. (L)	80,130	2,093,797
E.ON AG	49,626	1,460,665
EDP - Energias do Brasil SA	22,750	492,110
Electricidade de Portugal SA (L)	863,200	2,956,419
Entergy Corp.	47,600	3,642,828
FirstEnergy Corp. (L)	21,200	817,048
Fortum OYJ	84,900	2,223,833
Nextera Energy, Inc.	29,900	1,626,261
Northeast Utilities	60,370	1,785,141
NV Energy, Inc.	45,000	591,750
PPL Corp.	110,801	3,017,111
Red Electrica De Espana	63,061	2,969,764
Scottish & Southern Energy PLC	9,600	168,677

		31,496,449
Gas Utilities - 1.94%
Enagas	60,791	1,233,707
Questar Corp.	110,751	1,941,465

		3,175,172
Independent Power Producers & Energy Traders - 8.26%
Calpine Corp. (I)(L)	152,600	1,899,870
China Hydroelectric Corp., ADR (I)	44,940	263,348
Constellation Energy Group, Inc.	60,471	1,949,585
International Power PLC	26,900	164,153
NRG Energy, Inc. (I)(L)	116,552	2,426,613
RRI Energy, Inc. (I)	23,000	81,650
The AES Corp. (I)	330,350	3,749,473
Tractebel Energia SA	198,100	2,964,475

		13,499,167

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities - 17.37%
Alliant Energy Corp.	27,200	$988,720
CenterPoint Energy, Inc.	141,840	2,229,725
CMS Energy Corp. (L)	342,600	6,173,651
National Grid PLC	356,400	3,025,397
NiSource, Inc. (L)	64,600	1,124,040
OGE Energy Corp.	48,900	1,949,643
PG&E Corp.	83,200	3,778,944
Public Service Enterprise Group, Inc. (L)	124,890	4,131,361
Sempra Energy	50,360	2,709,368
Wisconsin Energy Corp.	38,200	2,207,960
Xcel Energy, Inc.	3,500	80,395

		28,399,204
Water Utilities - 1.38%
American Water Works Company, Inc.	56,890	1,323,830
Companhia de Saneamento de Minas Gerais	60,600	929,415

		2,253,245

		78,823,237

TOTAL COMMON STOCKS (Cost $132,951,248)		$151,015,374

PREFERRED STOCKS - 5.31%
Energy - 1.60%
Oil, Gas & Consumable Fuels - 1.60%
Apache Corp., Series D 6.000%	15,500	899,000
El Paso Corp. 4.990%	1,510	1,722,276

		2,621,276

		2,621,276
Utilities - 3.71%
Electric Utilities - 2.97%
Companhia Paranaense de Energia	21,600	475,532
Eletropaulo Metropolitana SA	61,800	1,103,050
Great Plains Energy, Inc. 12.000%	12,310	779,346
Nextera Energy, Inc. 8.375%	28,000	1,486,800
PPL Corp., 9.50%	17,760	1,013,918

		4,858,646
Independent Power Producers & Energy Traders - 0.74%
AES Tiete SA	89,736	1,198,071

		6,056,717

TOTAL PREFERRED STOCKS (Cost $7,736,204)		$8,677,993

CONVERTIBLE BONDS - 0.96%
Consumer Discretionary - 0.96%
Media - 0.96%
Virgin Media, Inc.
6.500%, 11/15/2016	1,071,000	1,577,047

TOTAL CONVERTIBLE BONDS (Cost $959,776)		$1,577,047

SHORT-TERM INVESTMENTS - 21.32%
Repurchase Agreement - 0.15%
Repurchase Agreement with State Street Corp.
dated 9/30/10 at 0.010% to be repurchased
at $255,000 on 10/01/10, collateralized by
$265,000 Federal Home Loan Bank.,
0.100% due 12/13/10 (valued at $264,868,
including interest).	$255,000	255,000
Short-Term Securities* - 1.60%
General Electric Company, Commercial Paper,
0.120%, 10/01/2010	2,611,000	2,611,000

413

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Securities Lending Collateral - 19.57%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	$3,197,302	$32,001,161

TOTAL SHORT-TERM INVESTMENTS (Cost $34,870,747)		$34,867,161

Total Investments (Utilities Trust)
(Cost $176,517,975) - 119.96%		$196,137,575
Other assets and liabilities, net - (19.96%)		(32,640,914)

TOTAL NET ASSETS - 100.00%		$163,496,661

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.61%
Consumer Discretionary - 10.66%
Auto Components - 1.22%
Lear Corp. (I)	38,977	$3,076,455
Automobiles - 2.41%
Harley-Davidson, Inc.	214,203	6,091,933
Hotels, Restaurants & Leisure - 2.10%
Darden Restaurants, Inc.	123,846	5,298,132
Household Durables - 4.93%
Mohawk Industries, Inc. (I)	80,364	4,283,401
Newell Rubbermaid, Inc.	459,838	8,189,715

		12,473,116

		26,939,636
Consumer Staples - 9.40%
Beverages - 2.61%
Coca-Cola Enterprises, Inc.	212,370	6,583,470
Food & Staples Retailing - 2.43%
Sysco Corp.	215,762	6,153,532
Food Products - 2.28%
ConAgra Foods, Inc.	262,616	5,761,795
Personal Products - 2.08%
Avon Products, Inc.	163,483	5,249,439

		23,748,236
Energy - 7.57%
Oil, Gas & Consumable Fuels - 7.57%
El Paso Corp.	629,452	7,792,628
Pioneer Natural Resources Company	93,945	6,109,243
The Williams Companies, Inc.	273,178	5,220,432

		19,122,303

		19,122,303
Financials - 19.31%
Capital Markets - 3.43%
Northern Trust Corp.	79,151	3,818,244
The Charles Schwab Corp.	349,561	4,858,898

		8,677,142
Commercial Banks - 7.03%
BB&T Corp.	209,023	5,033,274
Comerica, Inc.	142,167	5,281,504
First Horizon National Corp. (I)	283,802	3,238,176
Wintrust Financial Corp.	129,834	4,207,920

		17,760,874

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 7.34%
ACE, Ltd.	93,001	$5,417,308
Marsh & McLennan Companies, Inc.	242,960	5,860,195
Willis Group Holdings PLC	235,688	7,263,904

		18,541,407
Real Estate Investment Trusts - 1.51%
Weingarten Realty Investors	174,300	3,803,226

		48,782,649
Health Care - 11.07%
Health Care Equipment & Supplies - 2.30%
Beckman Coulter, Inc.	99,298	4,844,749
Teleflex, Inc.	16,960	962,989

		5,807,738
Health Care Providers & Services - 8.77%
Brookdale Senior Living, Inc. (I)	468,126	7,635,135
Healthsouth Corp. (I)	345,495	6,633,504
Henry Schein, Inc. (I)	134,752	7,893,772

		22,162,411

		27,970,149
Industrials - 12.28%
Aerospace & Defense - 2.90%
Goodrich Corp.	99,480	7,334,660
Building Products - 2.56%
Lennox International, Inc.	155,237	6,471,831
Commercial Services & Supplies - 3.55%
Avery Dennison Corp.	241,754	8,973,909
Machinery - 3.27%
Snap-On, Inc.	177,315	8,246,922

		31,027,322
Information Technology - 8.54%
Computers & Peripherals - 2.29%
Diebold, Inc.	185,803	5,776,615
Electronic Equipment, Instruments & Components - 0.83%
Flextronics International, Ltd. (I)	348,251	2,103,436
IT Services - 1.68%
Fidelity National Information Services, Inc.	156,539	4,246,903
Office Electronics - 3.74%
Zebra Technologies Corp., Class A (I)	281,216	9,460,106

		21,587,060
Materials - 9.59%
Chemicals - 7.08%
PPG Industries, Inc.	82,722	6,022,162
Valspar Corp.	185,558	5,910,022
W.R. Grace & Company (I)	213,339	5,960,692

		17,892,876
Containers & Packaging - 2.51%
Sonoco Products Company	189,589	6,339,856

		24,232,732
Utilities - 8.19%
Electric Utilities - 5.09%
Edison International	213,485	7,341,749
Great Plains Energy, Inc.	292,350	5,525,415

		12,867,164
Multi-Utilities - 3.10%
CenterPoint Energy, Inc.	161,220	2,534,378

414

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Multi-Utilities (continued)
Wisconsin Energy Corp.	91,462	$5,286,504

		7,820,882

		20,688,046

TOTAL COMMON STOCKS (Cost $215,469,015)		$244,098,133

SHORT-TERM INVESTMENTS - 3.68%
Short-Term Securities* - 3.68%
State Street Institutional Liquid Reserves
Fund, 0.2594% (Y)	$9,289,001	9,289,001

TOTAL SHORT-TERM INVESTMENTS (Cost $9,289,001)		$9,289,001

Total Investments (Value Trust) (Cost $224,758,016) - 100.29%		$253,387,134
Other assets and liabilities, net - (0.29%)		(741,120)

TOTAL NET ASSETS - 100.00%		$252,646,014

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.98%
Consumer Discretionary - 4.94%
Household Durables - 2.69%
Newell Rubbermaid, Inc. (L)	194,750	$3,468,498
Stanley Black & Decker, Inc. (F)(L)	84,690	5,189,803

		8,658,301
Specialty Retail - 2.25%
TJX Companies, Inc. (F)	161,700	7,216,671

		15,874,972
Consumer Staples - 6.25%
Food Products - 0.19%
Dole Food Company, Inc. (I)(L)	68,713	628,724
Personal Products - 1.74%
Avon Products, Inc. (F)	173,850	5,582,324
Tobacco - 4.32%
Lorillard, Inc. (F)	173,000	13,893,629

		20,104,677
Energy - 21.36%
Oil, Gas & Consumable Fuels - 21.36%
Alpha Natural Resources, Inc. (I)(L)	267,650	11,013,798
Anadarko Petroleum Corp. (F)	115,500	6,589,275
ConocoPhillips (F)	157,800	9,062,454
CONSOL Energy, Inc. (F)	220,250	8,140,440
Devon Energy Corp. (F)	130,350	8,438,859
Murphy Oil Corp. (F)	52,200	3,232,224
Noble Energy, Inc. (F)	94,700	7,111,023
Petrohawk Energy Corp. (I)(L)	194,650	3,141,651
Petroleo Brasileiro SA, ADR (L)	330,250	11,978,167

		68,707,891

		68,707,891
Financials - 15.15%
Capital Markets - 5.18%
Apollo Investment Corp. (L)	230,482	2,357,831
Invesco, Ltd. (F)(L)	288,400	6,122,732
Morgan Stanley (F)	148,550	3,666,214

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc. (F)	31,325	$4,528,969

		16,675,746
Commercial Banks - 1.26%
PNC Financial Services Group, Inc.	78,100	4,054,171
Diversified Financial Services - 1.67%
JPMorgan Chase & Company	141,150	5,373,581
Insurance - 6.02%
ACE, Ltd.	174,200	10,147,150
Loews Corp. (F)	105,100	3,983,290
MetLife, Inc. (F)	135,800	5,221,510

		19,351,950
Real Estate Investment Trusts - 1.02%
DiamondRock Hospitality Company (I)(F)(L)	161,500	1,532,635
Host Hotels & Resorts, Inc. (F)	16,000	231,680
Weyerhaeuser Company (L)	95,349	1,502,700

		3,267,015

		48,722,463
Health Care - 6.37%
Biotechnology - 0.37%
Talecris Biotherapeutics Holdings Corp. (I)	52,104	1,192,140
Health Care Equipment & Supplies - 1.34%
Baxter International, Inc. (F)	90,300	4,308,213
Health Care Providers & Services - 2.35%
AmerisourceBergen Corp.	246,850	7,568,421
Pharmaceuticals - 2.31%
Bristol-Myers Squibb Company	229,600	6,224,456
Warner Chilcott PLC, Class A	53,500	1,200,540

		7,424,996

		20,493,770
Industrials - 15.87%
Aerospace & Defense - 3.27%
AerCap Holdings NV (I)	274,700	3,249,701
United Technologies Corp. (F)	102,200	7,279,706

		10,529,407
Airlines - 1.49%
Copa Holdings SA, Class A (F)	89,050	4,800,686
Construction & Engineering - 0.84%
Aecom Technology Corp. (I)	110,650	2,684,369
Industrial Conglomerates - 1.54%
Tyco International, Ltd. (F)	134,908	4,955,171
Machinery - 4.05%
AGCO Corp. (F)(I)(L)	127,600	4,977,676
Eaton Corp. (F)	97,600	8,051,024

		13,028,700
Road & Rail - 4.68%
Union Pacific Corp. (F)	183,850	15,038,929

		51,037,262
Information Technology - 8.55%
Communications Equipment - 4.40%
CommScope, Inc. (I)(F)	126,800	3,010,232
Harris Corp.	251,700	11,147,792

		14,158,024
Electronic Equipment, Instruments & Components - 0.60%
Corning, Inc.	105,600	1,930,368

415

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software & Services - 3.04%
International Business Machines Corp. (F)	73,000	$9,792,220
Office Electronics - 0.51%
Xerox Corp.	157,000	1,624,950

		27,505,562
Materials - 13.91%
Chemicals - 5.45%
Celanese Corp., Series A (F)	257,050	8,251,305
Lanxess AG	95,850	5,260,761
Methanex Corp.	52,800	1,293,072
PPG Industries, Inc. (F)	37,400	2,722,720

		17,527,858
Metals & Mining - 8.46%
Freeport-McMoRan Copper & Gold, Inc. (F)	94,200	8,043,738
Grupo Mexico SAB de CV, Series B	1,377,000	3,968,737
Schnitzer Steel Industries, Inc. (F)	70,050	3,382,014
Southern Copper Corp. (L)	228,400	8,021,408
Vale SA, SADR (L)	120,850	3,778,980

		27,194,877

		44,722,735
Telecommunication Services - 4.58%
Diversified Telecommunication Services - 0.58%
Windstream Corp.	151,000	1,855,790
Wireless Telecommunication Services - 4.00%
America Movil SAB de CV, Series L, ADR	241,100	12,857,862

		14,713,652

TOTAL COMMON STOCKS (Cost $283,639,257)		$311,882,984

PREFERRED STOCKS - 1.36%
Energy - 0.23%
Oil, Gas & Consumable Fuels - 0.23%
Apache Corp., Series D	12,558	728,364
Financials - 1.13%
Diversified Financial Services - 0.72%
2009 Dole Food Automatic Common
Exchange Security Trust 7.000% (S)	97,000	924,410
Citigroup, Inc., 7.500%	11,911	1,411,573

		2,335,983
Insurance - 0.41%
Hartford Financial Services Group,
Inc. 7.250% (L)	55,500	1,316,460

		3,652,443

TOTAL PREFERRED STOCKS (Cost $4,294,712)		$4,380,807

CONVERTIBLE BONDS - 1.11%
Consumer Discretionary - 1.11%
Automobiles - 1.11%
Ford Motor Company
4.250%, 11/15/2016 (I)	$2,385,000	3,559,613

TOTAL CONVERTIBLE BONDS (Cost $2,567,144)		$3,559,613

WARRANTS - 0.21%
Hartford Financial Services Group, Inc.
(Expiration Date: 06/26/2019, Strike
Price: $9.79) (I)	47,500	684,000

TOTAL WARRANTS (Cost $650,750)		$684,000

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS - 10.41%
Repurchase Agreement - 0.28%
Repurchase Agreement with State Street Corp.
dated 09/30/2010 at 0.010% to be
repurchased at $887,000 on 10/01/2010,
collateralized by $890,000 Federal Farm
Credit Bank, 2.375% due 04/28/2011
(valued at $907,800, including interest).	$887,000	$887,000
Securities Lending Collateral - 10.13%
John Hancock Collateral Investment
Trust, 0.2942% (W)(Y)	3,254,624	32,574,883

TOTAL SHORT-TERM INVESTMENTS (Cost $33,465,943)		$33,461,883

Total Investments (Value & Restructuring Trust)
(Cost $324,617,806) - 110.07%		$353,969,287
Other assets and liabilities, net - (10.07%)		(32,373,606)

TOTAL NET ASSETS - 100.00%		$321,595,681

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BHD	- Bahraini Dinar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	- Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NZD	- New Zealand Dollar
NOK	- Norwegian Kroner
PHP	- Philippine Peso
RUB	- Russian Ruble
SGD	- Singapore Dollar
SEK	- Swedish Krona
THB	- Thai Baht

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
EURIBOR	- Euro Interbank Offered Rate
FHLMC	- Federal Home Loan Mortgage Corporation
GBPLIBOR	- Pound Sterling LIBOR
GDR	- Global Depositary Receipts
IO	- Interest Only (Interest Tranche of Stripped Mortgage Pool)
LIBOR	- London Interbank Offered Rate
PIK	- Paid In Kind
PO	- Principal-Only Security
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor’s Depositary Receipts
TBA	- To Be Announced

(A)	The subadviser is an affiliate of the adviser.

416

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS — September 30, 2010 (Unaudited) (showing percentage of total net assets)

(B)	Security is linked to Republic of Argentina Gross Domestic Product (GDP).

(C)	The investment is an affiliate of the fund, the adviser and/or the subadviser.

(D)	Principal amount of security is adjusted for inflation.

(F)	All or portion of this security is held at a broker to meet the margin requirements on written options and/or futures contracts.

(G)	The Fund’s sub-adviser is shown parenthetically.

(H)	Defaulted security. Currently, the issuer is in default with respect to interest payments.

(I)	Non-income producing security.

(J)	These securities are issued under the Temporary Liquidity
Guarantee and are insured by the Federal Deposit
Insurance Corporation.

(L)	All or a portion of the security is on loan as of
September 30, 2010.

(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q)	Perpetual bonds have no stated maturity date.

(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

(S)	The securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold to qualified institutional buyers, in transactions exempt from registration.

(T)	All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.

(U)	All or a portion of this position represents unfunded
loan commitment.

(W)	Investment is an affiliate of the Fund, the adviser and/or subadviser.
Also, it represents the investment of securities lending
collateral received.

(Y)	The rate shown is the annualized seven-day yield as of
September 30, 2010.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

417

Notes to Portfolio of Investments (Unaudited)

Security Valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments for All Cap Core Trust, American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Fundamental Holding Trust, American Global Diversification Trust, American Global Growth Trust, American Global Small Cap Trust, American Growth Trust, American Growth -Income Trust, American High-Income Bond Trust, American International Trust, American New World Trust, Capital Appreciation Trust, Core Allocation Trust, Core Balanced Trust, Core Balanced Strategy Trust, Core Disciplined Diversification Trust, Core Diversified Growth & Income Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive Trust, Lifestyle Balanced Trust, Lifestyle Conservative Trust, Lifestyle Growth Trust, Lifestyle Moderate Trust, Small Cap Opportunities Trust, Small Company Growth Trust, U.S. Multi Sector Trust and Value Trust are categorized as Level 1 under the hierarchy described above, and all investments for Money Market Trust, Money Market Trust B and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above.

The following is a summary of the values by input classification of the Portfolios’ investments as of September 30, 2010, by major security category or type:

	Total Market	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	Value at 9/30/2010	Price	Observable Inputs	Unobservable Inputs

500 Index Trust

Common Stocks

Consumer Discretionary	$607,256,150	$607,256,150	-	-

Consumer Staples	657,381,485	657,381,485	-	-

Energy	637,307,924	637,307,924	-	-

Financials	911,670,027	911,670,027	-	-

Health Care	677,959,153	677,959,153	-	-

Industrials	628,707,993	628,707,993	-	-

Information Technology	1,097,310,472	1,097,310,472	-	-

Materials	206,363,044	206,363,044	-	-

Telecommunication Services	188,865,493	188,865,493	-	-

Utilities	212,485,340	212,485,340	-	-

Short-Term Investments	376,812,205	330,830,464	$45,981,741	-

Total Investments in Securities	6,202,119,286	6,156,137,545	45,981,741	-

Other Financial Instruments:

Futures	2,370,538	2,370,538	-	-

Totals	$6,204,489,824	$6,158,508,083	$45,981,741	-

500 Index Trust B

Common Stocks

Consumer Discretionary	$83,159,582	$83,159,582	-	-

Consumer Staples	90,022,570	90,022,570	-	-

Energy	87,275,725	87,275,725	-	-

Financials	124,849,446	124,849,446	-	-

Health Care	92,842,115	92,842,115	-	-

Industrials	86,096,283	86,096,283	-	-

Information Technology	150,271,085	150,271,085	-	-

Materials	28,253,756	28,253,756	-	-

Telecommunication Services	25,863,246	25,863,246	-	-

Utilities	29,097,253	29,097,253	-	-

Short-Term Investments	69,271,155	55,459,137	$13,812,018	-

Total Investments in Securities	867,002,216	853,190,198	13,812,018	-

Other Financial Instruments:

Futures	780,933	780,933	-	-

Totals	$867,783,149	$853,971,131	$13,812,018	-

Active Bond Trust

U.S. Government & Agency Obligations	$226,365,024	-	$226,365,024	-

Foreign Government Obligations	10,906,146	-	10,906,146	-

Corporate Bonds	739,413,156	-	738,351,685	$1,061,471

Convertible Bonds	2,550,550	-	2,550,550	-

Municipal Bonds	7,147,293	-	7,147,293	-

Term Loans	652,777	-	652,777	-

Collateralized Mortgage Obligations	261,403,593	-	256,318,678	5,084,915

Asset Backed Securities	55,430,043	-	47,663,731	7,766,312

Common Stocks	112,145	-	-	112,145

Preferred Stocks	8,070,172	$4,566,104	1,732,155	1,771,913

Warrants	2	2	-	-

Short-Term Investments	32,384,113	1,084,400	31,299,713	-

Total Investments in Securities	1,344,435,014	5,650,506	1,322,987,752	15,796,756

Other Financial Instruments:

Futures	(105,562)	(105,562)	-	-

Totals	$1,344,329,452	$5,544,944	$1,322,987,752	$15,796,756

All Cap Value Trust

Common Stocks

Consumer Discretionary	$32,142,993	$32,142,993	-	-

Consumer Staples	10,839,521	10,839,521	-	-

Energy	52,086,301	52,086,301	-	-

Financials	71,630,687	71,630,687	-	-

Health Care	46,467,105	46,467,105	-	-

Industrials	39,697,444	39,697,444	-	-

Information Technology	37,262,955	37,262,955	-	-

Materials	28,863,641	28,863,641	-	-

Utilities	5,604,765	5,604,765	-	-

Short-Term Investments	30,821,853	20,367,853	$10,454,000	-

Total Investments in Securities	$355,417,265	$344,963,265	$10,454,000	-

Alpha Opportunities Trust

Common Stocks

Consumer Discretionary	$137,847,520	$126,981,774	$10,865,746	-

Consumer Staples	56,343,383	50,085,326	6,258,057	-

Energy	61,320,954	55,960,662	5,360,292	-

Financials	99,786,429	90,752,442	9,033,987	-

Health Care	88,147,556	83,379,956	4,767,600	-

Industrials	124,987,119	111,525,853	13,461,266	-

Information Technology	176,108,226	173,249,566	2,858,660	-

Materials	62,565,462	54,514,372	8,051,090	-

Telecommunication Services	9,256,271	9,256,271	-	-

Utilities	5,409,131	5,409,131	-	-

Preferred Stocks

Consumer Discretionary	1,597,392	-	1,597,392	-

Investment Companies	9,054,432	9,054,432	-	-

Warrants	639,359		639,359

Short-Term Investments	173,471,558	139,271,558	34,200,000	-

Total Investments in Securities	1,006,534,792	909,441,343	97,093,449	-

Other Financial Instruments:

Written Options	(74,426)	(74,426)	-	-

Forward Foreign Currency Contracts	(213,816)	-	(213,816)	-

Totals	$1,006,246,550	$909,366,917	$96,879,633	-

Balanced Trust

Common Stocks

Consumer Discretionary	$9,368,980	$7,829,830	$1,539,150	-

Consumer Staples	2,066,146	1,213,426	852,720	-

Energy	4,820,466	4,406,733	413,733	-

Financials	8,918,578	6,737,799	2,180,779	-

Health Care	3,985,693	3,435,701	549,992	-

Industrials	7,204,262	6,017,571	1,186,691	-

Information Technology	8,583,224	7,676,444	906,780	-

Materials	2,683,223	1,904,548	778,675	-

Telecommunication Services	1,817,436	1,404,176	413,260	-

Utilities	2,110,061	1,796,326	313,735	-

Preferred Stocks

Consumer Discretionary	83,049	-	83,049	-

Health Care	80,511	-	80,511	-

U.S. Government & Agency Obligations	19,039,645	-	19,039,645	-

Foreign Government Obligations	160,370	-	160,370	-

Corporate Bonds	4,706,253	-	4,706,253	-

Municipal Bonds	267,054	-	267,054	-

Collateralized Mortgage Obligations	798,837	-	798,837	-

Asset Backed Securities	155,791	-	155,791	-

Investment Companies	14,480	14,480	-	-

Rights	1,103	1,103	-	-

Short-Term Investments	2,500,506	2,500,506	-	-

Total Investments in Securities	$79,365,668	$44,938,643	$34,427,025	-

Blue Chip Growth Trust

Common Stocks

Consumer Discretionary	$386,944,354	$386,166,591	$777,763	-

Consumer Staples	23,122,201	23,122,201	-	-

Energy	109,051,930	109,051,930	-	-

Financials	201,344,142	198,307,641	3,036,501	-

Health Care	123,994,815	123,994,815	-	-

Industrials	233,090,619	233,090,619	-	-

Information Technology	543,041,835	521,406,882	21,634,953	-

Materials	46,811,129	46,811,129	-	-

Telecommunication Services	29,671,236	29,671,236	-	-

Short-Term Investments	130,112,035	130,112,035	-	-

Total Investments in Securities	$1,827,184,296	$1,801,735,079	$25,449,217	-

Bond Trust

U.S. Government & Agency Obligations	$1,828,377,611	-	$1,828,377,611	-

Corporate Bonds	1,697,143,455	-	1,697,143,455	-

Collateralized Mortgage Obligations	674,918,787	-	671,023,839	$3,894,948

Asset Backed Securities	8,087,144	-	8,087,144	-

Short-Term Investments	316,523,369	$83,619,846	232,903,523	-

Total Investments in Securities	4,525,050,366	83,619,846	4,437,535,572	3,894,948

Other Financial Instruments:

Futures	(576,436)	(576,436)	-	-

Totals	$4,524,473,930	$83,043,410	$4,437,535,572	$3,894,948

Capital Appreciation Value Trust

Common Stocks

Consumer Discretionary	$25,580,161	$25,580,161	-	-

Consumer Staples	29,779,508	29,779,508	-	-

Energy	18,700,989	18,700,989	-	-

Financials	36,381,641	36,381,641	-	-

Health Care	27,415,963	27,415,963	-	-

Industrials	23,597,491	21,715,565	$1,881,926	-

Information Technology	36,458,966	36,458,966	-	-

Materials	2,689,856	2,689,856	-	-

Telecommunication Services	966,680	966,680	-	-

Utilities	7,970,592	7,970,592	-	-

Preferred Stocks

Consumer Discretionary	1,202,700	-	1,202,700	-

Consumer Staples	429,250	-	429,250	-

Energy	48,593	-	48,593	-

Financials	3,208,020	3,208,020	-	-

Telecommunication Services	20,501	20,501	-	-

Utilities	496,683	-	496,683	-

Corporate Bonds	20,989,951	-	20,989,951	-

Convertible Bonds	16,213,152	-	16,213,152	-

Term Loans	15,063,785	-	15,063,785	-

Short-Term Investments	78,926,589	77,870,589	1,056,000	-

Total Investments in Securities	346,141,071	288,759,031	57,382,040	-

Other Financial Instruments:

Written Options	(446,608)	(446,608)	-	-

Totals	$345,694,463	$288,312,423	$57,382,040	-

Core Allocation Plus Trust

Common Stocks

Consumer Discretionary	$16,676,114	$11,390,454	$5,285,660	-

Consumer Staples	8,948,536	7,687,697	1,260,839	-

Energy	9,153,704	7,993,190	1,160,514	-

Financials	18,580,707	13,788,128	4,792,579	-

Health Care	14,507,929	13,594,117	913,812	-

Industrials	14,772,519	11,152,408	3,620,111	-

Information Technology	28,892,196	26,300,102	2,592,094	-

Materials	5,845,503	3,335,169	2,510,334	-

Telecommunication Services	6,339,444	4,106,270	2,233,174	-

Utilities	3,682,783	3,135,194	547,589	-

Preferred Stocks	21,650	-	21,650	-

U.S. Government & Agency Obligations	20,094,161	-	20,094,161	-

Foreign Government Obligations	727,821	-	727,821	-

Corporate Bonds	36,164,032	-	36,164,032	-

Municipal Bonds	1,640,706	-	1,640,706	-

Collateralized Mortgage Obligations	4,982,903	-	4,982,903	-

Asset Backed Securities	501,405	-	346,143	$155,262

Investment Companies	2,244,994	2,244,994	-	-

Short-Term Investments	47,133,301	17,033,301	30,100,000	-

Total Investments in Securities	240,910,408	121,761,024	118,994,122	155,262

Other Financial Instruments:

Futures	304,436	304,436	-	-

Forward Foreign Currency Contracts	108,124	-	108,124	-

Written Options	(47,694)	(47,694)	-	-

Credit Default Swaps	(1,184)	-	(1,184)	-

Totals	$241,274,090	$122,017,766	$119,101,062	$155,262

Core Bond Trust

U.S. Government & Agency Obligations	$1,082,966,372	-	$1,065,871,177	$17,095,195

Foreign Government Obligations	33,215,411	-	33,215,411	-

Corporate Bonds	365,981,500	-	365,981,500	-

Municipal Bonds	6,944,391	-	6,944,391	-

Collateralized Mortgage Obligations	368,298,621	-	363,377,417	4,921,204

Asset Backed Securities	90,065,450	-	90,065,450	-

Short-Term Investments	149,307,504	$149,307,504	-	-

Total Investments in Securities	2,096,779,249	149,307,504	1,925,455,346	22,016,399

TBA Sale Commitments	(58,914,578)	-	(58,914,578)	-

Totals	$2,037,864,671	$149,307,504	$1,866,540,768	$22,016,399

Disciplined Diversification Trust

Common Stocks

Australia	$5,158,446	$602,175	$4,556,271	-

Austria	463,897	-	463,897	-

Bahamas	17,320	17,320	-	-

Belgium	682,962	50,652	632,310	-

Bermuda	1,259,715	1,123,389	136,326	-

Brazil	2,732,694	2,732,694	-	-

Canada	6,427,370	6,427,370	-	-

Cayman Islands	279,021	240,341	38,680	-

Chile	494,836	494,836	-	-

China	2,333,439	303,097	2,030,342	-

Cyprus	22,640	11,182	11,458	-

Czech Republic	74,797	-	74,797	-

Denmark	660,530	159,703	500,827	-

Finland	1,020,814	80,240	940,574	-

France	5,214,548	412,853	4,801,695	-

Germany	4,611,810	756,391	3,855,419	-

Gibraltar	10,014	-	10,014	-

Greece	314,460	29,934	284,526	-

Guernsey, C.I.	83,114	83,114	-	-

Hong Kong	3,176,764	452,705	2,724,059	-

Hungary	195,630	21,203	174,427	-

India	2,230,085	347,948	1,882,137	-

Indonesia	603,612	37,022	566,590	-

Ireland	630,459	461,058	169,401	-

Israel	485,151	298,186	186,965	-

Italy	1,812,805	222,494	1,590,311	-

Japan	13,532,219	990,090	12,542,129	-

Jersey, C.I.	76,088	76,088	-	-

Luxembourg	257,251	72,997	184,254	-

Malaysia	817,552	-	817,552	-

Marshall Islands	9,564	9,564	-	-

Mexico	1,036,915	1,008,382	28,533	-

Netherlands	2,890,000	1,317,639	1,572,361	-

New Zealand	156,059	-	156,059	-

Norway	566,370	100,704	465,666	-

Papua New Guinea	39,293	-	39,293	-

Peru	18,225	-	18,225	-

Philippines	172,212	11,972	160,240	-

Poland	351,943	-	351,943	-

Portugal	217,323	-	217,323	-

Puerto Rico	50,232	50,232	-	-

Russia	710,263	171,643	538,620	-

Singapore	1,089,683	-	1,089,683	-

South Africa	1,644,849	282,862	1,361,987	-

South Korea	3,110,443	450,258	2,660,185	-

Spain	2,203,911	795,856	1,408,055	-

Sweden	2,011,619	27,425	1,984,194	-

Switzerland	4,658,928	1,087,921	3,571,007	-

Taiwan	2,578,983	102,406	2,476,577	-

Thailand	464,822	-	464,822	-

Turkey	380,094	18,436	361,658	-

United Arab Emirates	39,421	-	39,421	-

United Kingdom	14,082,496	6,180,189	7,902,307	-

United States	119,273,898	119,273,898	-	-

Virgin Islands	25,728	25,728	-	-

Preferred Stocks

Brazil	465,110	465,110	-	-

Germany	76,784	-	76,784	-

U.S. Government & Agency Obligations	89,383,275	-	89,383,275	-

Corporate Bonds	302	-	302	-

Warrants	1,671	1,573	98	-

Rights	27,335	26,076	1,259	-

Short-Term Investments	12,209,272	12,209,272	-	-

Total Investments in Securities	$315,627,066	$160,122,228	$155,504,838	-

Emerging Markets Value Trust

Common Stocks

Bermuda	$1,077,500	-	$1,077,500	-

Brazil	112,319,756	$112,319,756	-	-

Chile	25,732,007	25,732,007	-	-

China	64,049,750	2,598,262	61,451,488	-

Czech Republic	4,540,215	-	4,540,215	-

Hong Kong	59,120,340	1,004,815	58,115,525	-

Hungary	297,071	-	297,071	-

India	125,160,732	35,737,788	89,354,428	$68,516

Indonesia	30,672,539	-	30,672,539	-

Israel	240,225	-	240,225	-

Malaysia	43,264,687	-	43,264,687	-

Mexico	63,759,575	63,759,575	-	-

Philippines	7,834,535	-	7,834,535	-

Poland	20,074,195	-	20,074,195	-

Russia	40,290,715	2,301,693	37,989,022	-

South Africa	84,617,954	17,094,444	67,523,510	-

South Korea	118,430,248	31,994,857	86,435,391	-

Taiwan	135,278,464	9,875,307	125,403,157	-

Thailand	25,955,869	-	25,955,869	-

Turkey	34,466,441	-	34,466,441	-

Preferred Stocks

Brazil	30,196,407	30,196,407	-	-

India	38,330	-	38,330	-

Malaysia	133,902	-	133,902	-

Warrants	58,223	51,604	6,619	-

Short-Term Investments	114,128,986	114,128,986	-	-

Total Investments in Securities	$1,141,738,666	$446,795,501	$694,874,649	$68,516

Equity-Income Trust

Common Stocks

Consumer Discretionary	$276,632,761	$270,386,096	$6,246,665	-

Consumer Staples	72,138,543	72,138,543	-	-

Energy	244,728,299	244,728,299	-	-

Financials	349,039,542	349,039,542	-	-

Health Care	106,831,441	106,831,441	-	-

Industrials	253,710,776	253,710,776	-	-

Information Technology	102,386,530	102,386,530	-	-

Materials	115,866,869	115,866,869	-	-

Telecommunication Services	83,371,448	75,249,651	8,121,797	-

Utilities	154,359,075	154,359,075	-	-

Short-Term Investments	295,414,339	295,414,339	-	-

Total Investments in Securities	$2,054,479,623	$2,040,111,161	$14,368,462	-

Financial Services Trust

Common Stocks

Energy	$9,331,966	$9,331,966	-	-

Financials	153,042,782	113,745,021	$29,204,286	$10,093,475

Industrials	4,370,405	4,370,405	-	-

Information Technology	4,984,710	4,984,710	-	-

Short-Term Investments	18,473,960	18,270,960	203,000	-

Total Investments in Securities	$190,203,823	$150,703,062	$29,407,286	$10,093,475

Floating Rate Income Trust

Term Loans	$114,647,998	-	$114,647,998	-

Corporate Bonds	3,112,501	-	3,112,501	-

Common Stocks	7,487,625	$2,180,401	5,307,224	-

Short-Term Investments	34,848,745	1,659,836	33,188,909	-

Total Investments in Securities	$160,096,869	$3,840,237	$156,256,632	-

Fundamental Value Trust

Common Stocks

Consumer Discretionary	$87,879,571	$85,116,814	$2,762,757	-

Consumer Staples	282,232,703	256,990,255	25,242,448	-

Energy	256,433,636	241,900,594	14,533,042	-

Financials	467,092,365	411,640,891	55,451,474	-

Health Care	195,386,852	181,268,590	14,118,262	-

Industrials	90,660,436	52,125,373	38,535,063	-

Information Technology	107,365,905	107,365,905	-	-

Materials	106,461,454	86,192,054	20,269,400	-

Telecommunication Services	6,109,485	6,109,485	-	-

Corporate Bonds	17,754,796	-	17,754,796	-

Convertible Bonds	5,413,613	-	5,413,613	-

Short-Term Investments	120,515,710	79,853,710	40,662,000	-

Total Investments in Securities	$1,743,306,526	$1,508,563,671	$234,742,855	-

Global Trust

Common Stocks

Austria	$4,446,169	-	$4,446,169	-

Bermuda	3,652,763	$3,652,763	-	-

Brazil	6,773,680	6,773,680	-	-

Cayman Islands	2,883,626	2,883,626	-	-

China	2,932,992	2,932,992	-	-

France	51,514,237	-	51,514,237	-

Germany	34,621,847	-	34,621,847	-

Hong Kong	9,040,197	-	9,040,197	-

India	4,190,391	4,190,391	-	-

Ireland	30,543,588	25,997,702	4,545,886	-

Italy	15,725,311	-	15,725,311	-

Japan	17,373,617	-	17,373,617	-

Netherlands	24,697,871	-	24,697,871	-

Norway	2,767,073	-	2,767,073	-

Russia	2,518,784	1,001,410	1,517,374	-

Singapore	18,383,483	3,798,858	14,584,625	-

South Korea	23,857,800	5,900,112	17,957,688	-

Spain	9,721,546	-	9,721,546	-

Sweden	8,061,124	-	8,061,124	-

Switzerland	52,880,468	14,329,160	38,551,308	-

Taiwan	8,238,449	-	8,238,449	-

Turkey	2,718,975	2,718,975	-	-

United Kingdom	91,806,430	-	91,806,430	-

United States	227,365,938	227,365,938	-	-

Rights	150,262	150,262

Short-Term Investments	38,028,602	37,258,602	770,000	-

Total Investments in Securities	$694,895,223	$338,954,471	$355,940,752	-

Global Bond Trust

U.S. Government & Agency Obligations	$82,207,520	-	$82,207,520	-

Foreign Government Obligations	368,435,396	-	368,435,396	-

Corporate Bonds	437,457,837	-	428,048,813	$9,409,024

Municipal Bonds	8,123,028	-	8,123,028	-

Term Loans	875,845	-	875,845	-

Collateralized Mortgage Obligations	112,722,489	-	109,741,777	2,980,712

Asset Backed Securities	14,906,011	-	10,591,211	4,314,800

Preferred Stocks	2,049,356	$172,872	-	1,876,484

Short-Term Investments	13,204,671	-	13,204,671	-

Total Investments in Securities	1,039,982,153	172,872	1,021,228,261	18,581,020

Other Financial Instruments:

Futures	1,444,999	1,444,999	-	-

Forward Foreign Currency Contracts	(9,523,445)	-	(9,523,445)	-

Written Options	(4,554,600)	(37,050)	(4,517,550)	-

Interest Rate Swaps	4,116,533	-	4,116,533	-

Credit Default Swaps	4,354,066	-	4,354,066	-

Totals	$1,035,819,706	$1,580,821	$1,015,657,865	$18,581,020

Growth Equity Trust

Common Stocks

Consumer Discretionary	$66,621,846	$66,621,846	-	-

Consumer Staples	33,961,348	33,961,348	-	-

Energy	31,157,594	31,157,594	-	-

Financials	28,823,498	28,823,498	-	-

Health Care	44,160,859	44,160,859	-	-

Industrials	75,111,566	75,111,566	-	-

Information Technology	123,331,300	123,331,300	-	-

Materials	14,150,873	14,150,873	-	-

Telecommunication Services	7,638,253	7,638,253	-	-

Utilities	3,469,695	3,469,695	-	-

Short-Term Investments	57,343,463	53,336,463	$4,007,000	-

Total Investments in Securities	$485,770,295	$481,763,295	$4,007,000	-

Health Sciences Trust

Common Stocks

Consumer Discretionary	$272,640	$272,640	-	-

Consumer Staples	921,461	921,461	-	-

Health Care	125,840,295	115,491,138	$10,349,157	-

Industrials	567,999	567,999	-	-

Information Technology	863,226	863,226	-	-

Materials	762,087	762,087	-	-

Preferred Stocks

Health Care	167,097	-	-	$167,097

Warrants	35,770	-	35,770	-

Short-Term Investments	1,506,544	1,506,544	-	-

Total Investments in Securities	130,937,119	120,385,095	10,384,927	167,097

Other Financial Instruments:

Written Options	(3,403,976)	(3,403,976)		-

Totals	$127,533,143	$116,981,119	$10,384,927	$167,097

Heritage Trust

Common Stocks

Consumer Discretionary	$27,551,403	$26,764,588	$786,815	-

Consumer Staples	4,029,367	4,029,367	-	-

Energy	7,834,799	7,834,799	-	-

Financials	7,738,408	7,738,408	-	-

Health Care	16,257,975	16,257,975	-	-

Industrials	22,806,835	22,806,835	-	-

Information Technology	35,922,747	35,056,290	866,457	-

Materials	4,656,839	4,656,839	-	-

Telecommunication Services	5,446,127	5,446,127	-	-

Utilities	803,055	803,055	-	-

Short-Term Investments	38,024,903	38,024,903	-	-

Total Investments in Securities	171,072,458	169,419,186	1,653,272	-

Other Financial Instruments:

Forward Foreign Currency Contracts	(4,323)	-	(4,323)	-

Totals	$171,068,135	$169,419,186	$1,648,949	-

High Income Trust

Corporate Bonds	$66,443,692	-	$62,999,614	$3,444,078

Convertible Bonds	15,898,212	-	15,898,212	-

Term Loans	2,986,838	-	2,986,838	-

Collateralized Mortgage Obligations	2	-	-	2

Common Stocks	18,311,763	$13,673,978	-	4,637,785

Preferred Stocks	10,811,133	4,789,018	1,781,443	4,240,672

Warrants	-	-	-	-

Short-Term Investments	14,505,002	-	14,505,002	-

Total Investments in Securities	128,956,642	18,462,996	98,171,109	12,322,537

Other Financial Instruments:

Forward Foreign Currency Contracts	4,133	-	4,133	-

Totals	$128,960,775	$18,462,996	$98,175,242	$12,322,537

High Yield Trust

Foreign Government Obligations	$23,322,867	-	$21,689,537	$1,633,330

Corporate Bonds	429,089,313	-	429,006,438	82,875

Convertible Bonds	1,445,325	-	1,445,325	-

Term Loans	50,105,768	-	50,095,871	9,897

Common Stocks	16,934,070	$15,980,148	953,922	-

Preferred Stocks	16,437,694	6,111,150	10,326,544	-

Warrants	332,532	-	147,070	185,462

Short-Term Investments	32,891,350	591,643	32,299,707	-

Total Investments in Securities	570,558,919	22,682,941	545,964,414	1,911,564

Other Financial Instruments:

Futures	(934,388)	(934,388)	-	-

Forward Foreign Currency Contracts	91,621	-	91,621	-

Totals	$569,716,152	$21,748,553	$546,056,035	$1,911,564

Income Trust

Corporate Bonds	$207,974,802	-	$207,974,802	-

Convertible Bonds	4,159,133	-	4,159,133	-

Municipal Bonds	1,491,686	-	1,491,686	-

Term Loans	10,895,260	-	10,895,260	-

Common Stocks	182,649,793	$168,619,205	14,030,588	-

Preferred Stocks	22,244,797	15,649,511	6,595,286	-

Warrants	125,246	125,246	-	-

Short-Term Investments	31,353,511	21,553,511	9,800,000	-

Total Investments in Securities	$460,894,228	$205,947,473	$254,946,755	-

International Core Trust

Common Stocks

Australia	$33,778,205	-	$33,778,205	-

Austria	5,003,369	-	5,003,369	-

Belgium	9,908,465	-	9,908,465	-

Bermuda	399,934	-	399,934	-

Canada	14,697,106	$14,697,106	-	-

Denmark	11,698,504	-	11,698,504	-

Finland	8,772,346	-	8,772,346	-

France	84,127,698	-	84,127,698	-

Germany	41,756,333	-	41,756,333	-

Greece	3,535,905	-	3,535,905	-

Hong Kong	12,640,706	-	12,640,706	-

Ireland	7,460,365	-	7,460,365	-

Israel	2,374,539	-	2,374,539	-

Italy	45,474,423	-	45,474,423	-

Japan	186,513,978	-	186,513,978	-

Luxembourg	462,578	-	462,578	-

Netherlands	28,970,210	-	28,970,210	-

New Zealand	2,846,508	-	2,846,508	-

Norway	2,112,612	-	2,112,612	-

Portugal	344,227	-	344,227	-

Singapore	20,964,066	-	20,964,066	-

Spain	12,390,295	-	12,390,295	-

Sweden	33,952,960	-	33,952,960	-

Switzerland	55,352,272	-	55,352,272	-

United Kingdom	170,632,686	-	170,632,686	-

Preferred Stocks

Germany	5,870,154	-	5,870,154	-

Rights	143,821	143,821	-	-

Short-Term Investments	20,943,778	20,943,778	-	-

Total Investments in Securities	823,128,043	35,784,705	787,343,338	-

Other Financial Instruments:

Futures	(422,296)	(422,296)	-	-

Forward Foreign Currency Contracts	1,380,683	-	1,380,683	-

Totals	$824,086,430	$35,362,409	$788,724,021	-

International Equity Index Trust A

Common Stocks

Australia	$19,289,741	-	$19,289,741	-

Austria	917,712	-	917,712	-

Belgium	2,257,901	-	2,257,901	-

Bermuda	214,163	-	214,163	-

Brazil	5,532,454	$5,532,454	-	-

Canada	25,123,422	25,123,422	-	-

Cayman Islands	254,407	-	254,407	-

Chile	1,256,056	1,256,056	-	-

China	9,419,470	-	9,419,470	-

Colombia	743,260	743,260	-	-

Czech Republic	332,500	-	332,500	-

Denmark	2,322,171	-	2,322,171	-

Egypt	302,369	-	302,369	-

Finland	2,652,946	-	2,652,946	-

France	21,771,495	-	21,771,495	-

Germany	16,383,986	-	16,383,986	-

Greece	621,436	-	621,436	-

Hong Kong	10,365,114	76,629	10,288,485	-

Hungary	390,006	-	390,006	-

India	6,168,025	5,431,361	736,664	-

Indonesia	1,924,813	-	1,924,813	-

Ireland	1,095,518	37,064	1,058,454	-

Israel	1,840,482	1,001	1,839,481	-

Italy	6,536,579	-	6,536,579	-

Japan	46,236,210	-	46,236,210	-

Luxembourg	1,155,349	-	1,155,349	-

Malaysia	2,212,129	-	2,212,129	-

Mexico	3,129,073	3,073,394	55,679	-

Netherlands	6,247,643	-	6,247,643	-

New Zealand	258,760	-	258,760	-

Norway	1,688,772	-	1,688,772	-

Peru	527,296	527,296	-	-

Philippines	457,310	-	457,310	-

Poland	1,095,530	-	1,095,530	-

Portugal	643,576	-	643,576	-

Russia	4,733,951	3,675,923	1,058,028	-

Singapore	3,718,492	-	3,718,492	-

South Africa	5,981,568	-	5,981,568	-

South Korea	10,454,668	49,784	10,404,884	-

Spain	8,385,408	-	8,385,408	-

Sweden	5,955,155	-	5,955,155	-

Switzerland	18,155,026	-	18,155,026	-

Taiwan	6,433,570	-	6,433,570	-

Thailand	1,359,152	-	1,359,152	-

Turkey	1,504,928	-	1,504,928	-

Ukraine	18,625	-	18,625	-

United Kingdom	48,008,541	29,502	47,979,039	-

Preferred Stocks

Brazil	6,738,489	6,738,489	-	-

Germany	943,065	-	943,065	-

South Korea	284,863	-	284,863	-

Rights	99,875	92,483	7,392	-

Warrants	4,729	4,729	-	-

Short-Term Investments	9,946,976	4,206,010	5,740,966	-

Total Investments in Securities	334,094,755	56,598,857	277,495,898	-

Other Financial Instruments:

Futures	(1,424)	(1,424)	-	-

Forward Foreign Currency Contracts	61,299	-	61,299	-

Totals	$334,154,630	$56,597,433	$277,557,197	-

International Equity Index Trust B

Common Stocks

Australia	$19,334,319	-	$19,334,319	-

Austria	919,316	-	919,316	-

Belgium	2,257,566	-	2,257,566	-

Bermuda	181,199	-	181,199	-

Brazil	5,813,707	$5,813,707	-	-

Canada	25,235,630	25,235,630	-	-

Cayman Islands	245,044	-	245,044	-

Chile	1,407,294	1,021,431	385,863	-

China	9,551,583	-	9,551,583	-

Colombia	743,391	743,391	-	-

Cyprus	13,685	-	13,685	-

Czech Republic	323,977	-	323,977	-

Denmark	2,438,617	-	2,438,617	-

Egypt	365,083	-	365,083	-

Finland	2,668,754	-	2,668,754	-

France	21,891,090	-	21,891,090	-

Germany	17,148,684	-	17,148,684	-

Greece	636,812	-	636,812	-

Hong Kong	10,991,179	68,300	10,922,879	-

Hungary	349,342	-	349,342	-

India	6,518,424	5,979,002	539,422	-

Indonesia	1,853,248	8,000	1,845,248	-

Ireland	1,077,651	53,486	1,024,165	-

Israel	1,934,390	42,631	1,891,759	-

Italy	6,651,280	-	6,651,280	-

Japan	47,560,569	-	47,560,569	-

Luxembourg	1,192,180	-	1,192,180	-

Malaysia	2,245,225	-	2,245,225	-

Malta	-	-	-	-

Mexico	3,392,151	3,307,744	84,407	-

Netherlands	6,290,493	-	6,290,493	-

New Zealand	270,939	-	270,939	-

Norway	1,683,654	-	1,683,654	-

Peru	702,239	702,239	-	-

Philippines	496,668	-	496,668	-

Poland	1,277,500	-	1,277,500	-

Portugal	674,553	-	674,553	-

Russia	4,771,831	4,275,874	495,957	-

Singapore	3,807,637	-	3,807,637	-

South Africa	6,084,184	-	6,084,184	-

South Korea	10,612,841	286,537	10,326,304	-

Spain	8,842,910	-	8,842,910	-

Sweden	6,862,888	-	6,862,888	-

Switzerland	18,677,847	-	18,677,847	-

Taiwan	6,968,817	-	6,968,817	-

Thailand	1,440,082	-	1,440,082	-

Turkey	1,508,745	-	1,508,745	-

Ukraine	18,557	-	18,557	-

United Kingdom	49,574,249	142,593	49,431,656	-

United States	9,272	9,272	-	-

Preferred Stocks

Brazil	6,950,277	6,950,277	-	-

Germany	1,058,591	-	1,058,591	-

Malaysia	618	-	618	-

South Korea	267,961	-	267,961	-

Rights	106,461	98,023	8,438	-

Warrants	6,614	6,614	-	-

Short-Term Investments	10,669,952	7,176,859	3,493,093	-

Total Investments in Securities	344,577,770	61,921,610	282,656,160	-

Other Financial Instruments:

Futures	(5,035)	(5,035)	-	-

Forward Foreign Currency Contracts	56,097	-	56,097	-

Totals	$344,628,832	$61,916,575	$282,712,257	-

International Growth Stock Trust

Common Stocks

Australia	$2,620,247	-	$2,620,247	-

Belgium	851,522	-	851,522	-

Brazil	1,218,088	$1,218,088	-	-

Canada	2,763,516	2,763,516	-	-

China	565,781	-	565,781	-

Denmark	799,355	-	799,355	-

France	2,323,133	-	2,323,133	-

Germany	3,538,265	-	3,538,265	-

Hong Kong	1,050,347	-	1,050,347	-

India	687,572	687,572	-	-

Ireland	878,969	-	878,969	-

Israel	1,052,310	1,052,310	-	-

Italy	808,137	-	808,137	-

Japan	4,376,509	-	4,376,509	-

Mexico	1,594,083	1,594,083	-	-

Netherlands	2,206,716	235,833	1,970,883	-

Philippines	567,653	-	567,653	-

Russia	457,506	-	457,506	-

Singapore	1,248,133	-	1,248,133	-

South Korea	1,380,776	-	1,380,776	-

Sweden	261,405	-	261,405	-

Switzerland	3,403,578	-	3,403,578	-

Taiwan	1,002,165	-	1,002,165	-

Turkey	471,447	-	471,447	-

United Kingdom	9,398,508	-	9,398,508	-

Investment Companies	269,212	269,212	-	-

Short-Term Investments	24,762,861	24,762,861	-	-

Total Investments in Securities	$70,557,794	$32,583,475	$37,974,319	-

International Index Trust

Common Stocks

Australia	$168,576,395	-	$168,576,395	-

Austria	7,861,083	-	7,861,083	-

Belgium	19,257,199	-	19,257,199	-

Bermuda	1,555,356	-	1,555,356	-

Cayman Islands	1,349,413	-	1,349,413	-

China	301,192	-	301,192	-

Denmark	20,040,410	-	20,040,410	-

Finland	22,246,613	-	22,246,613	-

France	193,874,411	-	193,874,411	-

Germany	148,741,227	-	148,741,227	-

Greece	6,087,580	-	6,087,580	-

Hong Kong	51,917,063	-	51,917,063	-

Ireland	9,451,202	$370,398	9,080,804	-

Israel	16,070,181	-	16,070,181	-

Italy	54,871,456	-	54,871,456	-

Japan	419,854,538	-	419,854,538	-

Luxembourg	9,975,502	-	9,975,502	-

Mexico	672,836	-	672,836	-

Netherlands	52,413,575	-	52,413,575	-

New Zealand	1,979,922	-	1,979,922	-

Norway	14,356,802	-	14,356,802	-

Philippines	478,782	-	478,782	-

Portugal	5,385,939	-	5,385,939	-

Singapore	32,529,758	-	32,529,758	-

Spain	74,956,317	-	74,956,317	-

Sweden	61,697,677	-	61,697,677	-

Switzerland	154,282,239	-	154,282,239	-

United Kingdom	421,460,554	-	421,460,554	-

United States	1,222,240	-	1,222,240	-

Preferred Stocks

Germany	8,819,512	-	8,819,512	-

Rights	911,946	842,030	69,916	-

Warrants	20,120	20,120	-	-

Investment Companies	21,818,123	21,818,123	-	-

Short-Term Investments	83,208,353	51,503,881	31,704,472	-

Total Investments in Securities	2,088,245,516	74,554,552	2,013,690,964	-

Other Financial Instruments:

Futures	735,169	735,169	-	-

Totals	$2,088,980,685	$75,289,721	$2,013,690,964	-

International Opportunities Trust

Common Stocks

Argentina	$5,969,286	$5,969,286	-	-

Belgium	8,719,610	-	$8,719,610	-

Bermuda	6,792,128	-	6,792,128	-

Brazil	49,565,063	49,565,063	-	-

Canada	17,228,480	17,228,480	-	-

China	23,586,374	10,208,223	13,378,151	-

Denmark	13,715,128	-	13,715,128	-

France	43,240,567	-	43,240,567	-

Germany	66,160,563	-	66,160,563	-

Hong Kong	32,590,601	-	32,590,601	-

India	15,802,400	15,802,400	-	-

Indonesia	1,538,536	-	1,538,536	-

Israel	17,071,694	17,071,694	-	-

Japan	69,899,503	-	69,899,503	-

Luxembourg	8,011,825	8,011,825	-	-

Netherlands	2,472,163	2,472,163	-	-

Singapore	7,308,784	-	7,308,784	-

South Africa	14,682,580	-	14,682,580	-

Spain	34,078,145	-	34,078,145	-

Sweden	4,227,102	-	4,227,102	-

Switzerland	27,952,436	-	27,952,436	-

Taiwan	6,693,612	-	6,693,612	-

United Kingdom	70,587,374	-	70,587,374	-

Short-Term Investments	7,189,546	7,189,546	-	-

Total Investments in Securities	$555,083,500	$133,518,680	$421,564,820	-

International Small Company Trust

Common Stocks

Australia	$10,144,028	$135,110	$10,008,918	-

Austria	1,233,648	-	1,233,648	-

Belgium	1,494,577	-	1,494,577	-

Bermuda	659,592	155,060	504,532	-

Canada	12,695,511	12,695,511	-	-

Cayman Islands	31,655	-	31,655	-

China	119,618	-	119,618	-

Cyprus	137,907	-	137,907	-

Denmark	943,834	-	943,834	-

Finland	3,010,815	-	3,010,815	-

France	4,436,871	-	4,436,871	-

Germany	5,177,606	-	5,177,606	-

Gibraltar	36,248	-	36,248	-

Greece	1,144,588	-	1,144,588	-

Hong Kong	2,728,678	-	2,728,678	-

Ireland	1,131,663	-	1,131,663	-

Israel	453,755	-	453,755	-

Italy	3,251,413	-	3,251,413	-

Japan	24,395,510	-	24,395,510	-

Liechtenstein	141,063	-	141,063	-

Luxembourg	83,765	-	83,765	-

Netherlands	2,639,648	-	2,639,648	-

New Zealand	745,259	-	745,259	-

Norway	1,125,414	-	1,125,414	-

Papua New Guinea	18,954	-	18,954	-

Peru	93,719	-	93,719	-

Portugal	538,564	-	538,564	-

Singapore	1,642,523	-	1,642,523	-

South Africa	94,085	94,085	-	-

Spain	2,730,328	-	2,730,328	-

Sweden	3,373,892	-	3,373,892	-

Switzerland	6,278,516	-	6,278,516	-

Taiwan	-	-	-	-

United Arab Emirates	146,862	-	146,862	-

United Kingdom	19,587,862	-	19,587,862	-

United States	336,218	336,218	-	-

Preferred Stocks

Australia	36,386	-	36,386	-

Rights	25,336	21,763	3,573	-

Warrants	3,629	3,400	229	-

Short-Term Investments	4,190,999	4,190,999	-	-

Total Investments in Securities	$117,060,539	$17,632,146	$99,428,393	-

International Value Trust

Common Stocks

Australia	$17,507,069	-	$17,507,069	-

Austria	11,047,852	-	11,047,852	-

Bermuda	6,173,058	$6,173,058	-	-

Canada	20,982,375	20,982,375	-	-

China	14,920,737	-	14,920,737	-

France	107,381,205	-	107,381,205	-

Germany	94,156,109	-	94,156,109	-

Hong Kong	14,188,881	-	14,188,881	-

Ireland	5,371,992	738,915	4,633,077	-

Italy	17,429,971	-	17,429,971	-

Japan	66,514,011	-	66,514,011	-

Netherlands	62,127,300	-	62,127,300	-

Norway	51,680,257	-	51,680,257	-

Russia	11,633,748	11,585,350	48,398	-

Singapore	32,928,495	12,067,256	20,861,239	-

South Korea	42,140,635	18,211,305	23,929,330	-

Spain	29,959,300	-	29,959,300	-

Sweden	19,857,642	-	19,857,642	-

Switzerland	75,110,098	-	75,110,098	-

Taiwan	52,383,150	73,069	52,310,081	-

United Kingdom	217,080,533	-	217,080,533	-

United States	15,237,152	15,237,152	-	-

Short-Term Investments	21,227,565	14,832,565	6,395,000	-

Total Investments in Securities	$1,007,039,135	$99,901,045	$907,138,090	-

Investment Quality Bond Trust

U.S. Government & Agency Obligations	$104,290,146	-	$104,290,146	-

Foreign Government Obligations	6,533,278	-	6,533,278	-

Corporate Bonds	220,227,010	-	220,227,010	-

Convertible Bonds	126,213	-	126,213	-

Municipal Bonds	14,588,258	-	14,588,258	-

Collateralized Mortgage Obligations	29,061,671	-	29,061,671	-

Asset Backed Securities	6,787,876	-	5,654,465	$1,133,411

Short-Term Investments	3,400,000	-	3,400,000	-

Total Investments in Securities	385,014,452	-	383,881,041	1,133,411

Other Financial Instruments:

Futures	(431,214)	($431,214)	-	-

Forward Foreign Currency Contracts	70,485	-	70,485	-

Interest Rate Swaps	(976,558)	-	(976,558)	-

Credit Default Swaps	(8,539)	-	(8,539)	-

Totals	$383,668,626	($431,214)	$382,966,429	$1,133,411

Large Cap Trust

Common Stocks

Consumer Discretionary	$23,236,947	$23,236,947	-	-

Consumer Staples	11,131,599	11,131,599	-	-

Energy	18,359,996	18,359,996	-	-

Financials	20,936,603	20,936,603	-	-

Health Care	23,043,841	23,043,841	-	-

Industrials	20,423,672	20,423,672	-	-

Information Technology	32,052,468	32,052,468	-	-

Materials	3,887,221	3,887,221	-	-

Telecommunication Services	3,769,480	3,769,480	-	-

Utilities	8,022,679	8,022,679	-	-

Short-Term Investments	18,000,825	16,696,825	$1,304,000	-

Total Investments in Securities	$182,865,331	$181,561,331	$1,304,000	-

Large Cap Value Trust

Common Stocks

Consumer Discretionary	$28,361,482	$28,361,482	-	-

Consumer Staples	12,858,694	12,858,694	-	-

Energy	16,692,351	16,692,351	-	-

Financials	48,985,822	48,985,822	-	-

Health Care	38,452,934	38,452,934	-	-

Industrials	32,051,013	32,051,013	-	-

Information Technology	31,577,550	31,577,550	-	-

Materials	18,315,434	18,315,434	-	-

Telecommunication Services	13,739,464	13,739,464	-	-

Utilities	27,544,836	27,544,836	-	-

Short-Term Investments	29,851,490	28,829,490	$1,022,000	-

Total Investments in Securities	$298,431,070	$297,409,070	$1,022,000	-

Mid Cap Index Trust

Common Stocks

Consumer Discretionary	$151,159,553	$151,159,553	-	-

Consumer Staples	42,410,900	42,410,900	-	-

Energy	62,397,060	62,397,060	-	-

Financials	215,327,320	215,327,320	-	-

Health Care	121,207,776	121,207,776	-	-

Industrials	160,501,417	160,501,417	-	-

Information Technology	168,551,485	168,551,485	-	-

Materials	70,044,591	70,044,591	-	-

Telecommunication Services	8,481,882	8,481,882	-	-

Utilities	65,806,163	65,806,163	-	-

Warrants	47	47	-	-

Short-Term Investments	270,631,270	250,958,520	$19,672,750	-

Total Investments in Securities	1,336,519,464	1,316,846,714	19,672,750	-

Other Financial Instruments:

Futures	215,127	215,127	-	-

Totals	$1,336,734,591	$1,317,061,841	$19,672,750	-

Mid Cap Stock Trust

Common Stocks

Consumer Discretionary	$166,441,961	$166,441,961	-	-

Consumer Staples	15,820,504	15,820,504	-	-

Energy	8,132,965	6,094,704	$2,038,261	-

Financials	37,123,252	37,123,252	-	-

Health Care	109,581,099	103,386,723	6,194,376	-

Industrials	125,336,412	117,249,583	8,086,829	-

Information Technology	223,664,407	219,505,585	4,158,822	-

Materials	6,341,773	2,801,656	3,540,117	-

Telecommunication Services	9,150,410	9,150,410	-	-

Short-Term Investments	293,382,387	246,282,387	47,100,000	-

Total Investments in Securities	994,975,170	923,856,765	71,118,405	-

Other Financial Instruments:

Forward Foreign Currency Contracts	(448,930)	-	(448,930)	-

Totals	$994,526,240	$923,856,765	$70,669,475	-

Mid Cap Value Equity Trust

Common Stocks

Consumer Discretionary	$15,007,410	$15,007,410	-	-

Consumer Staples	3,917,201	3,917,201	-	-

Energy	15,064,747	15,064,747	-	-

Financials	23,979,503	23,979,503	-	-

Health Care	12,118,635	12,118,635	-	-

Industrials	20,655,153	20,655,153	-	-

Information Technology	13,991,062	13,991,062	-	-

Materials	12,628,674	12,628,674	-	-

Telecommunication Services	3,324,789	3,324,789	-	-

Utilities	5,769,699	5,769,699	-	-

Convertible Bonds	523,868	-	$523,868	-

Corporate Bonds	2,790,745	-	-	$2,790,745

Short-Term Investments	19,598,442	19,341,442	257,000	-

Total Investments in Securities	$149,369,928	$145,798,315	$780,868	$2,790,745

Mid Value Trust

Common Stocks

Consumer Discretionary	$118,834,290	$115,907,844	$2,926,446	-

Consumer Staples	57,681,568	57,681,568	-	-

Energy	60,779,762	60,779,762	-	-

Financials	168,935,428	168,935,428	-	-

Health Care	34,600,676	34,600,676	-	-

Industrials	60,015,652	60,015,652	-	-

Information Technology	53,754,859	53,754,859	-	-

Materials	35,063,985	35,063,985	-	-

Telecommunication Services	10,280,811	9,962,703	318,108	-

Utilities	63,841,214	63,841,214	-	-

Preferred Stocks

Financials	1,342,800	-	1,342,800	-

Utilities	856,350	-	856,350	-

Convertible Bonds	16,481,215	-	16,481,215	-

Short-Term Investments	223,921,081	223,921,081	-	-

Total Investments in Securities	$906,389,691	$884,464,772	$21,924,919	-

Mutual Shares Trust

Common Stocks

Consumer Discretionary	$40,483,527	$33,733,708	$6,749,819	-

Consumer Staples	141,946,415	88,091,030	53,855,385	-

Energy	38,372,299	24,746,985	13,625,314	-

Financials	97,297,891	70,973,897	22,004,524	$4,319,470

Health Care	55,466,873	50,833,737	4,633,136	-

Industrials	34,327,691	5,304,116	29,023,575	-

Information Technology	55,756,791	52,341,714	3,415,077	-

Materials	21,675,265	14,790,862	6,884,403	-

Telecommunication Services	22,548,592	-	22,548,592	-

Utilities	25,037,843	12,464,479	12,573,364	-

Preferred Stocks

Consumer Discretionary	6,912,766	-	6,912,766	-

Corporate Bonds	4,343,352	-	3,841,767	501,585

Term Loans	25,571,917	-	25,571,917	-

Short-Term Investments	73,990,407	34,097,986	39,892,421	-

Total Investments in Securities	643,731,629	387,378,514	251,532,060	4,821,055

Other Financial Instruments:

Forward Foreign Currency Contracts	(6,095,922)	-	(6,095,922)	-

Totals	$637,635,707	$387,378,514	$245,436,138	$4,821,055

Natural Resources Trust

Common Stocks

Energy	$171,210,574	$140,319,922	$30,890,652	-

Materials	66,848,473	30,505,908	36,342,565	-

Warrants	3,443,812	-	3,443,812	-

Short-Term Investments	50,269,826	46,869,826	3,400,000	-

Total Investments in Securities	$291,772,685	$217,695,656	$74,077,029	-

New Income Trust

U.S. Government & Agency Obligations	$1,456,715,318	-	$1,456,715,318	-

Foreign Government Obligations	92,398,907	-	92,398,907	-

Corporate Bonds	866,825,528	-	866,825,528	-

Municipal Bonds	31,146,299	-	31,146,299	-

Term Loans	66,438,978	-	66,438,978	-

Collateralized Mortgage Obligations	130,836,406	-	130,836,406	-

Asset Backed Securities	111,009,952	-	87,456,280	$23,553,672

Preferred Stocks	6,300	$6,300	-	-

Short-Term Investments	145,466,448	143,243,383	2,223,065	-

Total Investments in Securities	2,900,844,136	143,249,683	2,734,040,781	23,553,672

Other Financial Instruments:

Futures	(523,173)	(523,173)	-	-

Forward Foreign Currency Contracts	(1,780,244)	-	(1,780,244)	-

Totals	$2,898,540,719	$142,726,510	$2,732,260,537	$23,553,672

Optimized All Cap Trust

Common Stocks

Consumer Discretionary	$176,556,582	$176,556,582	-	-

Consumer Staples	91,498,910	91,498,910	-	-

Energy	89,830,519	89,830,519	-	-

Financials	187,001,240	187,001,240	-	-

Health Care	167,434,252	167,434,252	-	-

Industrials	115,323,149	115,323,149	-	-

Information Technology	272,613,513	272,613,513	-	-

Materials	10,892,204	10,892,204	-	-

Telecommunication Services	86,846,231	86,846,231	-	-

Utilities	51,311,912	51,311,912	-	-

Short-Term Investments	28,128,000	-	$28,128,000	-

Total Investments in Securities	$1,277,436,512	$1,249,308,512	$28,128,000	-

Optimized Value Trust

Common Stocks

Consumer Discretionary	$26,617,357	$26,617,357	-	-

Consumer Staples	15,259,179	15,259,179	-	-

Energy	18,667,554	18,667,554	-	-

Financials	42,933,449	42,933,449	-	-

Health Care	25,612,979	25,612,979	-	-

Industrials	13,056,261	13,056,261	-	-

Information Technology	18,688,635	18,688,635	-	-

Materials	3,726,636	3,726,636	-	-

Telecommunication Services	13,082,988	13,082,988	-	-

Utilities	8,607,612	8,607,612	-	-

Short-Term Investments	2,389,000	-	$2,389,000	-

Total Investments in Securities	$188,641,650	$186,252,650	$2,389,000	-

Real Estate Securities Trust

Common Stocks

Financials	$375,863,802	$375,863,802	-	-

Health Care	1,954,876	1,954,876	-	-

Short-Term Investments	93,879,204	92,204,204	$1,675,000	-

Total Investments in Securities	$471,697,882	$470,022,882	$1,675,000	-

Real Return Bond Trust

U.S. Government & Agency Obligations	$134,765,633	-	$134,765,633	-

Foreign Government Obligations	14,361,810	-	14,361,810	-

Corporate Bonds	43,604,215	-	43,604,215	-

Collateralized Mortgage Obligations	8,523,016	-	7,919,984	$603,032

Asset Backed Securities	3,076,421	-	580,359	2,496,062

Preferred Stocks	603,600	$603,600	-	-

Short-Term Investments	13,989,659	-	13,989,659	-

Total Investments in Securities	218,924,354	603,600	215,221,660	3,099,094

Other Financial Instruments:

Futures	3,738	3,738	-	-

Forward Foreign Currency Contracts	(834,864)	-	(834,864)	-

Written Options	(259,482)	(2,050)	(257,432)	-

Interest Rate Swaps	358,845	-	358,845	-

Credit Default Swaps	69,559	-	69,559	-

Totals	$218,262,150	$605,288	$214,557,768	$3,099,094

Science & Technology Trust

Common Stocks

Consumer Discretionary	$23,938,966	$23,938,966	-	-

Health Care	6,810,500	6,810,500	-	-

Industrials	2,101,711	1,940,190	$161,521	-

Information Technology	344,854,095	332,472,750	12,381,345	-

Materials	1,647,459	814,810	832,649	-

Telecommunication Services	2,974,837	1,488,295	1,486,542	-

Preferred Stocks

Consumer Discretionary	1,086,296	-	-	$1,086,296

Investment Companies	536,870	536,870	-	-

Short-Term Investments	76,848,505	76,848,505	-	-

Total Investments in Securities	$460,799,239	$444,850,886	$14,862,057	$1,086,296

Short Term Government Income Trust

U.S. Government & Agency Obligations	$537,585,123	-	$537,585,123	-

Collateralized Mortgage Obligations	37,916,446	-	37,916,446	-

Preferred Stocks	29,523	$29,523	-	-

Short-Term Investments	8,400,000	-	8,400,000	-

Total Investments in Securities	$583,931,092	$29,523	$583,901,569	-

Small Cap Growth Trust

Common Stocks

Consumer Discretionary	$66,216,555	$59,890,783	$6,325,772	-

Consumer Staples	12,559,339	12,559,339	-	-

Energy	10,630,480	10,630,480	-	-

Financials	6,339,521	6,339,521	-	-

Health Care	68,310,187	68,310,187	-	-

Industrials	81,381,593	81,381,593	-	-

Information Technology	102,152,996	102,152,996	-	-

Materials	8,134,307	8,134,307	-	-

Telecommunication Services	4,633,571	4,633,571	-	-

Short-Term Investments	88,595,934	88,595,934	-	-

Total Investments in Securities	448,954,483	442,628,711	6,325,772	-

Other Financial Instruments:

Forward Foreign Currency Contracts	(240,137)	-	(240,137)	-

Totals	$448,714,346	$442,628,711	$6,085,635	-

Small Cap Index Trust

Common Stocks

Consumer Discretionary	$95,390,604	$95,390,604	-	-

Consumer Staples	21,206,278	21,206,278	-	-

Energy	37,556,086	37,551,090	$4,996	-

Financials	142,995,059	142,995,059	-	-

Health Care	89,814,486	89,792,513	21,973	-

Industrials	105,760,387	105,760,387	-	-

Information Technology	129,050,213	129,050,213	-	-

Materials	36,464,793	36,464,793	-	-

Telecommunication Services	6,942,527	6,942,527	-	-

Utilities	22,696,926	22,696,926	-	-

Preferred Stocks

Health Care	1,302	1,302	-	-

Warrants	13	13	-	-

Short-Term Investments	215,919,714	196,448,470	19,471,244	-

Total Investments in Securities	903,798,388	884,300,175	19,498,213	-

Other Financial Instruments:

Futures	1,412,663	1,412,663	-	-

Totals	$905,211,051	$885,712,838	$19,498,213	-

Small Cap Value Trust

Common Stocks

Consumer Discretionary	$84,704,815	$84,704,815	-	-

Consumer Staples	24,465,897	24,465,897	-	-

Energy	25,570,641	25,570,641	-	-

Financials	116,203,331	116,203,331	-	-

Health Care	34,680,688	34,680,688	-	-

Industrials	102,131,162	102,131,162	-	-

Information Technology	47,891,160	47,891,160	-	-

Materials	19,561,099	19,561,099	-	-

Utilities	29,726,018	29,726,018	-	-

Short-Term Investments	121,382,890	111,082,890	$10,300,000	-

Total Investments in Securities	$606,317,701	$596,017,701	$10,300,000	-

Small Company Value Trust

Common Stocks

Consumer Discretionary	$42,401,881	$42,401,881	-	-

Consumer Staples	4,478,240	4,478,240	-	-

Energy	29,883,609	29,883,609	-	-

Financials	81,346,684	81,346,684	-	-

Health Care	22,850,100	22,850,100	-	-

Industrials	95,996,696	95,996,696	-	-

Information Technology	35,786,925	35,786,925	-	-

Materials	39,161,695	39,161,695	-	-

Telecommunication Services	1,732,476	1,732,476	-	-

Utilities	16,644,750	16,644,750	-	-

Preferred Stocks

Energy	74,645	74,645	-	-

Financials	5,749,612	-	$5,749,612	-

Investment Companies	3,110,528	3,110,528	-	-

Short-Term Investments	85,261,216	85,261,216	-	-

Total Investments in Securities	$464,479,057	$458,729,445	$5,749,612	-

Smaller Company Growth Trust

Common Stocks

Consumer Discretionary	$41,032,000	$41,032,000	-	-

Consumer Staples	2,313,272	2,313,272	-	-

Energy	18,385,391	18,385,391	-	-

Financials	8,291,290	8,291,290	-	-

Health Care	32,897,712	32,897,712	-	-

Industrials	49,032,480	49,032,480	-	-

Information Technology	51,837,232	51,837,232	-	-

Materials	6,663,528	6,663,528	-	-

Telecommunication Services	7,185,109	7,185,109	-	-

Utilities	675,040	675,040	-	-

Short-Term Investments	52,265,738	44,970,770	$7,294,968	-

Total Investments in Securities	270,578,792	263,283,824	7,294,968	-

Other Financial Instruments:

Futures	102,175	102,175	-	-

Totals	$270,680,967	$263,385,999	$7,294,968	-

Strategic Bond Trust

U.S. Government & Agency Obligations	$70,236,535	-	$70,236,535	-

Foreign Government Obligations	7,979,074	-	7,979,074	-

Corporate Bonds	73,748,409	-	73,652,285	$96,124

Municipal Bonds	2,492,858	-	2,070,982	421,876

Term Loans	8,743,051	-	8,743,051	-

Collateralized Mortgage Obligations	27,735,207	-	27,735,207	-

Asset Backed Securities	2,648,962	-	1,922,962	726,000

Common Stocks	1,025,447	$958,687	66,760	-

Preferred Stocks	1,160,386	390,243	770,143	-

Warrants	18,652	-	15,082	3,570

Short-Term Investments	34,118,146	318,146	33,800,000	-

Total Investments in Securities	229,906,727	1,667,076	226,992,081	1,247,570

Other Financial Instruments:

Futures	(276,783)	(276,783)	-	-

Forward Foreign Currency Contracts	(490,446)	-	(490,446)	-

Written Options	(179,222)	(179,222)	-	-

Interest Rate Swaps	(1,853,071)	-	(1,853,071)	-

Totals	$227,107,205	$1,211,071	$224,648,564	$1,247,570

Strategic Income Opportunities Trust

Foreign Government Obligations	$75,912,527	-	$75,912,527	-

Corporate Bonds	176,544,239	-	166,727,604	$9,816,635

Convertible Bonds	5,483,263	-	5,483,263	-

Municipal Bonds	4,576,407	-	4,576,407	-

Term Loans	12,724,068	-	12,724,068	-

Collateralized Mortgage Obligations	18,016,845	-	15,560,347	2,456,498

Asset Backed Securities	4,299,212	-	4,299,212	-

Common Stocks	17,607,371	$17,577,625	-	29,746

Preferred Stocks	9,426,330	7,078,884	85,601	2,261,845

Options Purchased	393,202	-	393,202	-

Short-Term Investments	6,934,356	-	6,934,356	-

Total Investments in Securities	331,917,820	24,656,509	292,696,587	14,564,724

Other Financial Instruments:

Futures	(445,551)	(445,551)	-	-

Forward Foreign Currency Contracts	(597,192)	-	(597,192)	-

Totals	$330,875,077	$24,210,958	$292,099,395	$14,564,724

Total Bond Market Trust A

U.S. Government & Agency Obligations	$977,977,068	-	$977,977,068	-

Foreign Government Obligations	22,268,257	-	22,268,257	-

Corporate Bonds	294,311,107	-	294,311,107	-

Municipal Bonds	7,474,003	-	7,474,003	-

Collateralized Mortgage Obligations	51,979,263	-	51,979,263	-

Asset Backed Securities	2,994,071	-	2,994,071	-

Short-Term Investments	18,403,174	$18,403,174	-	-

Total Investments in Securities	$1,375,406,943	$18,403,174	$1,357,003,769	-

Total Bond Market Trust B

U.S. Government & Agency Obligations	$117,256,718	-	$117,256,718	-

Foreign Government Obligations	4,222,905	-	4,222,905	-

Corporate Bonds	40,366,704	-	40,366,704	-

Municipal Bonds	932,251	-	932,251	-

Collateralized Mortgage Obligations	8,121,852	-	8,121,852	-

Asset Backed Securities	429,536	-	429,536	-

Short-Term Investments	873,014	$873,014	-	-

Total Investments in Securities	$172,202,980	$873,014	$171,329,966	-

Total Return Trust

U.S. Government & Agency Obligations	$2,240,427,279	-	$2,240,427,279	-

Foreign Government Obligations	284,779,678	-	284,779,678	-

Corporate Bonds	926,728,132	-	926,728,132	-

Convertible Bonds	18,009,000	-	18,009,000	-

Municipal Bonds	90,611,140	-	90,611,140	-

Term Loans	1,003,750	-	1,003,750	-

Collateralized Mortgage Obligations	183,002,832	-	173,323,754	$9,679,078

Asset Backed Securities	26,558,472	-	26,558,472	-

Preferred Stocks	7,800,129	-	-	7,800,129

Short-Term Investments	737,273,893	-	737,273,893	-

Total Investments in Securities	4,516,194,305	-	4,498,715,098	17,479,207

TBA Sale Commitments	(34,367,584)	-	(34,367,584)	-

Other Financial Instruments:

Futures	6,975,066	$6,975,066	-	-

Forward Foreign Currency Contracts	(9,717,595)	-	(9,717,595)	-

Written Options	(7,511,128)	(248,782)	(7,262,346)	-

Interest Rate Swaps	8,949,684	-	8,949,684	-

Credit Default Swaps	9,204,438	-	9,204,438	-

Totals	$4,489,727,186	$6,726,284	$4,465,521,695	$17,479,207

Total Stock Market Index Trust

Common Stocks

Consumer Discretionary	$40,640,348	$40,640,348	-	-

Consumer Staples	35,311,214	35,311,214	-	-

Energy	37,240,616	37,240,616	-	-

Financials	57,692,811	57,692,811	-	-

Health Care	38,908,583	38,907,125	$1,458	-

Industrials	37,671,126	37,671,126	-	-

Information Technology	64,982,334	64,982,334	-	-

Materials	14,508,916	14,508,916	-	-

Telecommunication Services	9,828,601	9,828,601	-	-

Utilities	12,116,948	12,116,948	-	-

Rights	150	150	-	-

Warrants	3	3	-	-

Short-Term Investments	46,951,445	42,360,445	4,591,000	-

Total Investments in Securities	395,853,095	391,260,637	4,592,458	-

Other Financial Instruments:

Futures	242,301	242,301	-	-

Totals	$396,095,396	$391,502,938	$4,592,458	-

U.S. High Yield Bond Trust

Corporate Bonds	$54,570,051	-	$54,570,051	-

Term Loans	7,197,455	-	7,197,455	-

Common Stocks	811,370	$706,370	105,000	-

Preferred Stocks	155,120	-	71,120	$84,000

Warrants	-	-	-	-

Rights	-	-	-	-

Short-Term Investments	1,554,931	1,508,052	46,879	-

Total Investments in Securities	$64,288,927	$2,214,422	$61,990,505	$84,000

Utilities Trust

Common Stocks

Consumer Discretionary	$15,557,406	$15,067,596	$489,810	-

Energy	22,204,201	22,204,201	-	-

Telecommunication Services	34,430,530	23,935,321	10,495,209	-

Utilities	78,823,237	62,635,965	16,187,272	-

Preferred Stocks

Energy	2,621,276	899,000	1,722,276	-

Utilities	6,056,717	5,042,799	1,013,918	-

Convertible Bonds	1,577,047	-	1,577,047	-

Short-Term Investments	34,867,161	32,001,161	2,866,000	-

Total Investments in Securities	196,137,575	161,786,043	34,351,532	-

Other Financial Instruments:

Forward Foreign Currency Contracts	(833,679)	-	(833,679)	-

Totals	$195,303,896	$161,786,043	$33,517,853	-

Value & Restructuring Trust

Common Stocks

Consumer Discretionary	$15,874,972	$15,874,972	-	-

Consumer Staples	20,104,677	20,104,677	-	-

Energy	68,707,891	68,707,891	-	-

Financials	48,722,463	48,722,463	-	-

Health Care	20,493,770	20,493,770	-	-

Industrials	51,037,262	51,037,262	-	-

Information Technology	27,505,562	27,505,562	-	-

Materials	44,722,735	39,461,974	$5,260,761	-

Telecommunication Services	14,713,652	14,713,652	-	-

Preferred Stocks

Energy	728,364	728,364	-	-

Financials	3,652,443	2,728,033	924,410	-

Convertible Bonds	3,559,613	-	3,559,613	-

Warrants	684,000	684,000	-	-

Short-Term Investments	33,461,883	32,574,883	887,000	-

Total Investments in Securities	353,969,287	343,337,503	10,631,784	-

Other Financial Instruments:

Written Options	(895,236)	(895,236)	-	-

Totals	$353,074,051	$342,442,267	$10,631,784	-

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Level 3 assets beginning prior year balances may have changed to reflect updated sector classifications.

Active Bond Trust

		Collateralized
	Asset Backed	Mortgage	Common	Corporate	Preferred
	Securities	Obligations	Stocks	Bonds	Stocks	Total

Balance as of 12/31/09	$20,239,966	$20,106,783	-	$3,202,100	-	$43,548,849

Accrued discounts/premiums	19,642	-	-	22,617	-	42,259

Realized gain (loss)	(7,740,707)	1,245,203	-	(2,230,642)	-	(8,726,146)

Change in unrealized appreciation
(depreciation)	10,101,695	(2,000,662)	($23,327)	2,395,407	$145,298	10,618,411

Net purchases (sales)	(5,310,669)	(2,394,431)	135,472	(187,741)	1,626,615	(6,130,754)

Net transfers in and/out of Level 3	(9,543,615)	(11,871,978)	-	(2,140,270)	-	(23,555,863)

Balance as of 9/30/10	$7,766,312	$5,084,915	$112,145	$1,061,471	$1,771,913	$15,796,756

Change in unrealized at period end*	$2,367,078	($848,048)	($23,327)	$2,395,407	$145,298	$4,036,408

Bond Trust

Collateralized
Mortgage
Obligations

Balance as of 12/31/09	-

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	($270,362)

Net purchases (sales)	4,165,310

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	$3,894,948

Change in unrealized at period end*	($270,362)

Core Allocation Plus Trust

Asset Backed
Securities

Balance as of 12/31/09	-

Accrued discounts/premiums	$2

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	5,316

Net purchases (sales)	149,944

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	$155,262

Change in unrealized at period end*	$5,316

Core Bond Trust

	Collateralized	U.S. Government
	Mortgage	& Agency
	Obligations	Obligations	Total

Balance as of 12/31/09	-	$5,110,440	$5,110,440

Accrued discounts/premiums	$80	-	80

Realized gain (loss)	75	-	75

Change in unrealized appreciation
(depreciation)	238,571	(30,012)	208,559

Net purchases (sales)	4,682,478	12,014,767	16,697,245

Net transfers in and/out of Level 3	-	-	-

Balance as of 9/30/10	$4,921,204	$17,095,195	$22,016,399

Change in unrealized at period end*	$238,571	($30,012)	$208,559

Emerging Markets Value Trust

	India

Balance as of 12/31/09	$17,277

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	(17,054)

Net purchases (sales)	68,293

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	$68,516

Change in unrealized at period end*	($17,054)

Financial Services Trust

Financials

Balance as of 12/31/09	$5,435,100

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	108,375

Net purchases (sales)	4,550,000

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	$10,093,475

Change in unrealized at period end*	$108,375

Floating Rate Income Trust

Common Stocks

Balance as of 12/31/09	$87,500

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	-

Net purchases (sales)	-

Net transfers in and/out of Level 3	(87,500)

Balance as of 9/30/10	-

Change in unrealized at period end*	-

Global Bond Trust

Collateralized
	Asset Backed	Mortgage	Corporate	Preferred
	Securities	Obligations	Bonds	Stocks	Total

Balance as of 12/31/09	-	$3,613,469	$9,341,126	$2,087,101	$15,041,696

Accrued discounts/premiums	-	-	-	-	-

Realized gain (loss)	-	(37,605)	-	-	(37,605)

Change in unrealized appreciation
(depreciation)	$16,933	261,689	67,898	(210,617)	135,903

Net purchases (sales)	4,297,867	(856,841)	-	-	3,441,026

Net transfers in and/out of Level 3	-	-	-	-	-

Balance as of 9/30/10	$4,314,800	$2,980,712	$9,409,024	$1,876,484	$18,581,020

Change in unrealized at period end*	$16,933	$261,689	$67,898	($210,617)	$135,903

Health Sciences Trust

	Health Care

Balance as of 12/31/09	$153,300

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	13,797

Net purchases (sales)	-

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	$167,097

Change in unrealized at period end*	$13,797

High Income Trust

	Asset	Collateralized
	Backed	Mortgage	Common	Convertible	Corporate	Preferred	Purchased	Term			Written
	Securities	Obligations	Stocks	Bonds	Bonds	Stocks	Options	Loans	Warrants	Total	Options

Balance as of 12/31/09	$4,262,700	$4,506,751	$190,882	$15,556,306	$3,868,160	$7,955,609	$105,672	$741,619	$199,385	$37,387,084	($105,672)

Accrued discounts/premiums	5,477	1,107	-	-	180,376	-	-	9,539	-	196,499	-

Realized gain (loss)	434,744)	(9,019)	77,116	-	(999,155)	5,546,480	(2,126,700)	(14,650)	99,687	2,139,015	3,666,900

Change in unrealized
appreciation (depreciation)	825,480	(715,484)	(2,693,529)	-	3,132,052	(3,707,286)	2,021,028	6,143	(39,871)	(1,171,467)	(3,561,228)

Net purchases (sales)	(4,658,913)	(3,783,353)	7,063,316	-	(2,737,355)	(8,992,659)	-	(742,651)	(259,201)	(14,110,816)	-

Net transfers in and/out of Level
3	-	-	-	(15,556,306)	-	3,438,528	-	-	-	(12,117,778)	-

Balance as of 9/30/10	-	$2	$4,637,785	-	$3,444,078	$4,240,672	-	-	-	$12,322,537	-

Change in unrealized at period
end*	-	($1,645)	($2,696,749)	-	$840,127	$802,144	-	-	-	($1,056,123)	-

High Yield Trust

			Credit	Foreign
	Common	Corporate	Linked	Government	Preferred	Term
	Stocks	Bonds	Notes	Obligations	Stocks	Loans	Warrants	Total

Balance as of 12/31/09	$1,390,160	$14,629,725	$1,671,809	$2,023,461	$19,345	-	$216,755	$19,951,255

Accrued discounts/premiums	-	5,762	-	3,419	-	$3,377	-	12,558

Realized gain (loss)	-	-	-	1,024,951	(124,291)	-	-	900,660

Change in unrealized appreciation
(depreciation)	-	(5,989)	-	(273,598)	104,946	(193,377)	183,897	(184,121)

Net purchases (sales)	-	-	-	(1,144,903)	-	142,656	-	(1,002,247)

Net transfers in and/out of Level 3	(1,390,160)	(14,546,623)	(1,671,809)	-	-	57,241	(215,190)	(17,766,541)

Balance as of 9/30/10	-	$82,875	-	$1,633,330	-	$9,897	$185,462	$1,911,564

Change in unrealized at period end*	-	($5,989)	-	($273,598)	($19,345)	($193,377)	$183,897	($308,412)

Income Trust

	Warrants

Balance as of 12/31/09	$113,860

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	-

Net purchases (sales)	-

Net transfers in and/out of Level 3	(113,860)

Balance as of 9/30/10	-

Change in unrealized at period end*	-

International Small Company Trust

Australia

Balance as of 12/31/09	$1,493

Accrued discounts/premiums	-

Realized gain (loss)	(146,849)

Change in unrealized appreciation
(depreciation)	147,073

Net purchases (sales)	(1,717)

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	-

Change in unrealized at period end*	-

Investment Quality Bond Trust

Asset
Backed
Securities

Balance as of 12/31/09	-

Accrued discounts/premiums	$13

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	38,805

Net purchases (sales)	1,094,593

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	$1,133,411

Change in unrealized at period end*	$38,805

Mid Cap Value Equity Trust

	Corporate
	Bonds

Balance as of 12/31/09	-

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	($882,255)

Net purchases (sales)	3,673,000

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	$2,790,745

Change in unrealized at period end*	($882,255)

Mutual Shares Trust

	Common	Common
	Stocks	Stocks	Corporate
	(Financials)	(Industrials)	Bonds	Total

Balance as of 12/31/09	$966,097	$107	$168,600	$1,134,804

Accrued discounts/premiums	-	-	-	-

Realized gain (loss)	-	-	-	-

Change in unrealized appreciation
(depreciation)	148,204	(6)	332,985	481,183

Net purchases (sales)	3,205,169	(101)	-	3,205,068

Net transfers in and/out of Level 3	-	-	-	-

Balance as of 9/30/10	$4,319,470	-	$501,585	$4,821,055

Change in unrealized at period end*	$148,204	($6)	$332,985	$481,183

New Income Trust

	Asset
	Backed	Corporate	Preferred
	Securities	Bonds	Stocks	Total

Balance as of 12/31/09	-	$3,812,366	$72,000	$3,884,366

Accrued discounts/premiums	$1,084	2,047	-	3,131

Realized gain (loss)	-	157,993	(236,116)	(78,123)

Change in unrealized appreciation
(depreciation)	67,589	(6,503)	236,116	297,202

Net purchases (sales)	23,484,999	(1,451,903)	(72,000)	21,961,096

Net transfers in and/out of Level 3	-	(2,514,000)	-	(2,514,000)

Balance as of 9/30/10	$23,553,672	-	-	$23,553,672

Change in unrealized at period end*	$67,589	-	-	$67,589

Real Return Bond Trust

	Asset	Collateralized
	Backed	Mortgage
	Securities	Obligations	Total

Balance as of 12/31/09	-	-	-

Accrued discounts/premiums	$3,555	$2,550	$6,105

Realized gain (loss)	881	-	881

Change in unrealized appreciation
(depreciation)	8,590	(1,956)	6,634

Net purchases (sales)	2,483,036	602,438	3,085,474

Net transfers in and/out of Level 3	-	-	-

Balance as of 9/30/10	$2,496,062	$603,032	$3,099,094

Change in unrealized at period end*	$8,590	($1,956)	$6,634

Science & Technology Trust

Consumer
Discretionary

Balance as of 12/31/09	$802,310

Accrued discounts/premiums	-

Realized gain (loss)	-

Change in unrealized appreciation
(depreciation)	(150,540)

Net purchases (sales)	434,526

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	$1,086,296

Change in unrealized at period end*	($150,540)

Strategic Bond Trust

	Asset
	Backed	Common	Corporate	Municipal
	Securities	Stocks	Bonds	Bonds	Warrants	Total

Balance as of 12/31/09	-	$77,191	$390,120	-	$40,112	$507,423

Accrued discounts/premiums	$771	-	-	$75	-	846

Realized gain (loss)	-	-	-	-	-	-

Change in unrealized appreciation
(depreciation)	5,229	-	1,461	11,801	3,570	22,061

Net purchases (sales)	720,000	-	-	410,000	-	1,130,000

Net transfers in and/out of Level 3	-	(77,191)	(295,457)	-	(40,112)	(412,760)

Balance as of 9/30/10	$726,000	-	$96,124	$421,876	$3,570	$1,247,570

Change in unrealized at period end*	$5,229	-	$1,461	$11,801	$3,570	$22,061

Strategic Income Opportunities Trust

	Asset	Collateralized
	Backed	Mortgage	Common	Convertible	Corporate	Preferred	Purchased		Written
	Securities	Obligations	Stocks	Bonds	Bonds	Stocks	Options	Total	Options

Balance as of 12/31/09	$1,302,600	$11,065,135	-	$3,295,656	$7,599,090	$896,418	$181,303	$24,340,202	($6,409)

Accrued discounts/premiums	-	3	-	-	75,791	-	-	75,794	-

Realized gain (loss)	-	1,359,717	-	-	(897,020)	573,615	(1,575,825)	(539,513)	604,158

Change in unrealized
appreciation (depreciation)	-	(1,620,546)	-	-	1,486,615	(179,032)	1,394,522	1,081,559	(597,749)

Net purchases (sales)	-	(2,092,032)	$29,746	-	(396,355)	(315,251)	-	(2,773,892)	-

Net transfers in and/out of Level
3	(1,302,600)	(6,255,779)	-	(3,295,656)	1,948,514	1,286,095	-	(7,619,426)	-

Balance as of 9/30/10	-	$2,456,498	$29,746	-	$9,816,635	$2,261,845	-	$14,564,724	-

Change in unrealized at period
end*	-	($330,025)	-	-	$1,486,615	$356,942	-	$1,513,532	-

Total Return Trust

	Collateralized	Corporate
	Mortgage Obligations	Bonds	Preferred Stock	Total

Balance as of 12/31/09	-	$14,855,765	$8,675,619	$23,531,384

Accrued discounts/premiums	-	-	-	-

Realized gain (loss)	-	-	-	-

Change in unrealized appreciation
(depreciation)	$171,109	-	(875,490)	(704,381)

Net purchases (sales)	9,507,969	-	-	9,507,969

Net transfers in and/out of Level 3	-	(14,855,765)	-	(14,855,765)

Balance as of 9/30/10	$9,679,078	-	$7,800,129	$17,479,207

Change in unrealized at period end*	$171,109	-	($875,490)	($704,381)

U.S. High Yield Bond Trust

		Corporate
	Common Stocks	Bonds	Preferred Stock	Warrants	Total

Balance as of 12/31/09	$112,500	$35,000	$76,200	-	$223,700

Accrued discounts/premiums	-	-	-	-	-

Realized gain (loss)	-	-	-	-	-

Change in unrealized appreciation
(depreciation)	-	645,016	-	($680,016)	(35,000)

Net purchases (sales)	-	(680,016)	84,000	680,016	84,000

Net transfers in and/out of Level 3	(112,500)	-	(76,200)	-	(188,700)

Balance as of 9/30/10	-	-	$84,000	-	$84,000

Change in unrealized at period end*	-	-	-	($680,016)	($680,016)

Value & Restructuring Trust

	Financials

Balance as of 12/31/09	$16,477

Accrued discounts/premiums	-

Realized gain (loss)	(212,545)

Change in unrealized appreciation
(depreciation)	222,102

Net purchases (sales)	(26,034)

Net transfers in and/out of Level 3	-

Balance as of 9/30/10	-

Change in unrealized at period end*	-

* Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end.

During the period ended September 30, 2010, there were no significant transfers in/out of Level 1 and Level 2 assets.

In order to value the securities, the Portfolios use the following valuation techniques. Equity securities held by the Portfolios are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer supplied and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Portfolio’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Portfolio may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase Agreements The Portfolios may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Portfolio’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Portfolios.

When-Issued/Delayed Delivery Securities The Portfolios may purchase or sell debt securities on a when-issued or delayed -delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (TBA Sale Commitments) . At the time that the Portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Portfolio’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time that the Portfolio enters into this type of transaction, the Portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Term Loans (Floating Rate Loans) Certain Portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Portfolio’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Portfolio may have limited rights to enforce the terms of an underlying loan.

At September 30, 2010, New Income Trust had $3,043,392 in unfunded loan commitments outstanding.

Stripped Securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that a Portfolio may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Foreign Currency Translation Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Portfolios that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Securities Lending Certain Portfolios may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Portfolios will invest collateral in John Hancock Collateral Investment Trust (JHCIT) . As a result, the Portfolios will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Portfolios could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Portfolios may receive compensation for lending securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Cost of Investment Securities for Federal Income Tax Purposes The costs of investments owned on September 30, 2010, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

500 Index Trust	$5,521,383,860	$1,021,827,902	($341,092,476)	$680,735,426

500 Index Trust B	923,224,260	124,702,375	(180,924,419)	(56,222,044)

Active Bond Trust	1,342,927,379	117,684,249	(116,176,614)	1,507,635

All Cap Core Trust	360,667,196	24,087,156	(11,798,241)	12,288,915

All Cap Value Trust	336,446,802	23,000,396	(4,029,933)	18,970,463

Alpha Opportunities Trust	962,521,005	66,132,582	(22,118,795)	44,013,787

American Asset Allocation Trust	1,631,620,110	57,379,017	-	57,379,017

American Blue Chip Income & Growth
Trust	246,816,729	-	(4,168,180)	(4,168,180)

American Bond Trust	948,851,907	-	(1,754,801)	(1,754,801)

American Fundamental Holdings Trust	1,047,132,622	101,452,665	-	101,452,665

American Global Diversification Trust	830,922,125	35,601,212	-	35,601,212

American Global Growth Trust	230,912,613	-	(37,950,846)	(37,950,846)

American Global Small Capitalization Trust	109,153,669	-	(5,367,692)	(5,367,692)

American Growth Trust	1,455,267,030	-	(190,572,347)	(190,572,347)

American Growth-Income Trust	1,325,142,455	-	(126,411,298)	(126,411,298)

American High-Income Bond Trust	91,192,343	5,077,504	-	5,077,504

American International Trust	946,884,308	-	(98,852,793)	(98,852,793)

American New World Trust	93,522,539	1,181,643	-	1,181,643

Balanced Trust	74,980,092	5,671,079	(1,285,503)	4,385,576

Blue Chip Growth Trust	1,564,857,854	320,006,037	(57,679,595)	262,326,442

Bond Trust	4,423,086,965	118,201,855	(16,238,454)	101,963,401

Capital Appreciation Trust	1,078,322,055	172,302,993	(39,950,897)	132,352,096

Capital Appreciation Value Trust	322,080,886	32,048,401	(7,988,216)	24,060,185

Core Allocation Trust	67,383,701	2,309,831	-	2,309,831

Core Allocation Plus Trust	226,938,792	19,227,282	(5,255,666)	13,971,616

Core Balanced Trust	122,114,107	6,425,810	-	6,425,810

Core Balanced Strategy Trust	3,508,308	140,072	-	140,072

Core Bond Trust	2,067,947,256	34,488,925	(5,656,932)	28,831,993

Core Disciplined Diversification Trust	101,069,782	7,659,909	-	7,659,909

Core Diversified Growth & Income Trust	2,788,845	-	(2,035)	(2,035)

Core Fundamental Holding Trust	196,543,421	12,531,673	-	12,531,673

Core Global Diversification Trust	227,078,784	10,716,957	-	10,716,957

Core Strategy Trust	606,294,471	57,531,048	(11,117,099)	46,413,949

Disciplined Diversification Trust	270,575,268	54,850,581	(9,798,783)	45,051,798

Emerging Markets Value Trust	880,565,550	312,945,244	(51,772,128)	261,173,116

Equity-Income Trust	1,960,802,209	276,093,516	(182,416,102)	93,677,414

Financial Services Trust	185,590,065	18,774,670	(14,160,912)	4,613,758

Floating Rate Income Trust	160,005,370	6,844,536	(6,753,037)	91,499

Franklin Templeton Founding Allocation
Trust	1,564,134,921	-	(222,248,002)	(222,248,002)

Fundamental Value Trust	1,645,273,271	188,564,346	(90,531,091)	98,033,255

Global Trust	767,689,604	54,382,162	(127,176,543)	(72,794,381)

Global Bond Trust	1,017,079,747	59,792,871	(36,890,465)	22,902,406

Growth Equity Trust	440,855,040	67,692,366	(22,777,111)	44,915,255

Health Sciences Trust	129,348,189	18,824,784	(17,235,854)	1,588,930

Heritage Trust	156,421,298	17,272,072	(2,620,912)	14,651,160

High Income Trust	143,094,144	22,559,902	(36,697,404)	(14,137,502)

High Yield Trust	597,732,261	39,906,268	(67,079,610)	(27,173,342)

Income Trust	477,796,849	33,697,181	(50,599,802)	(16,902,621)

International Core Trust	857,962,508	75,434,655	(110,269,120)	(34,834,465)

International Equity Index Trust A	278,821,942	65,199,686	(9,926,873)	55,272,813

International Equity Index Trust B	313,085,524	68,867,359	(37,375,113)	31,492,246

International Growth Stock Trust	69,898,340	966,706	(307,252)	659,454

International Index Trust	1,791,083,943	355,130,538	(57,968,965)	297,161,573

International Opportunities Trust	518,464,818	78,141,709	(41,523,027)	36,618,682

International Small Company Trust	135,067,952	15,747,044	(33,754,457)	(18,007,413)

International Value Trust	1,067,612,230	79,016,790	(139,589,885)	(60,573,095)

Investment Quality Bond Trust	352,900,206	34,057,286	(1,943,040)	32,114,246

Large Cap Trust	185,629,101	18,622,895	(21,386,665)	(2,763,770)

Large Cap Value Trust	303,233,291	18,443,214	(23,245,435)	(4,802,221)

Lifestyle Aggressive Trust	418,359,959	31,988,901	(39,712,797)	(7,723,896)

Lifestyle Balanced Trust	11,361,414,557	1,509,807,431	(494,019,068)	1,015,788,363

Lifestyle Conservative Trust	2,796,218,610	199,880,074	-	199,880,074

Lifestyle Growth Trust	12,570,087,932	1,611,790,151	(802,786,765)	809,003,386

Lifestyle Moderate Trust	3,249,730,636	331,668,388	(78,549,890)	253,118,498

Mid Cap Index Trust	1,242,778,442	176,427,853	(82,686,831)	93,741,022

Mid Cap Stock Trust	902,661,706	125,658,717	(33,345,253)	92,313,464

Mid Cap Value Equity Trust	123,771,217	31,664,626	(6,065,915)	25,598,711

Mid Value Trust	784,793,971	144,667,776	(23,072,056)	121,595,720

Mutual Shares Trust	633,170,929	54,226,347	(43,665,647)	10,560,700

Natural Resources Trust	292,867,110	19,327,013	(20,421,438)	(1,094,425)

New Income Trust	2,790,504,726	114,079,097	(3,739,687)	110,339,410

Optimized All Cap Trust	1,159,060,645	146,370,624	(27,994,757)	118,375,867

Optimized Value Trust	194,741,179	13,696,995	(19,796,524)	(6,099,529)

Real Estate Securities Trust	451,711,395	70,295,536	(50,309,049)	19,986,487

Real Return Bond Trust	226,874,166	6,553,433	(14,503,245)	(7,949,812)

Science & Technology Trust	424,840,653	61,899,784	(25,941,198)	35,958,586

Short Term Government Income Trust	576,760,060	10,089,857	(2,918,825)	7,171,032

Small Cap Growth Trust	412,889,807	53,856,282	(17,791,606)	36,064,676

Small Cap Index Trust	761,254,510	201,413,521	(58,869,643)	142,543,878

Small Cap Opportunities Trust	161,510,186	31,729,616	(11,535,159)	20,194,457

Small Cap Value Trust	542,900,199	97,581,128	(34,163,626)	63,417,502

Small Company Growth Trust	117,345,614	19,587,738	(7,787,154)	11,800,584

Small Company Value Trust	451,362,123	66,823,914	(53,706,980)	13,116,934

Smaller Company Growth Trust	246,311,151	33,657,932	(9,390,291)	24,267,641

Strategic Bond Trust	245,823,383	12,820,114	(28,736,770)	(15,916,656)

Strategic Income Opportunities Trust	312,874,621	40,583,805	(21,540,606)	19,043,199

Total Bond Market Trust A	1,293,420,657	82,777,690	(791,404)	81,986,286

Total Bond Market Trust B	159,083,451	13,214,917	(95,388)	13,119,529

Total Return Trust	4,439,928,879	123,777,793	(47,512,367)	76,265,426

Total Stock Market Index Trust	384,987,212	68,996,171	(58,130,288)	10,865,883

Ultra Short Term Bond Trust	57,539,134	25,246	(189,900)	(164,654)

U.S. High Yield Bond Trust	57,771,153	9,303,206	(2,785,432)	6,517,774

U.S. Multi Sector Trust	767,651,526	76,545,629	(47,767,255)	28,778,374

Utilities Trust	181,941,400	22,786,369	(8,590,194)	14,196,175

Value Trust	228,971,462	33,221,409	(8,805,737)	24,415,672

Value & Restructuring Trust	343,686,868	40,137,521	(29,855,102)	10,282,419

Futures A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of a Portfolio’s initial investment.

The following table summarizes the contracts held at September 30, 2010 and the range of futures contracts notional amounts held by the Portfolios during the period ended September 30, 2010. In addition the table details how the Portfolios used futures contracts during the period ended September 30, 2010.

500 Index Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $56.8 million to $128.6 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

500 Index Trust	S&P 500 Index Futures	200	Long	Dec 2010	$56,835,000	$2,370,538

$2,370,538

500 Index Trust B

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $14.6 million to $17.6 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

500 Index Trust B	S&P 500 Index Futures	62	Long	Dec 2010	$17,618,850	$780,933

$780,933

Active Bond Trust

The Portfolio used futures contracts to manage duration of the portfolio. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $14.9 million to $23.9 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Active Bond Trust	U.S. Treasury 30-Year Bond Futures	35	Long	Dec 2010	$4,680,156	($31,817)

	U.S. Treasury 5-Year Note Futures	95	Short	Dec 2010	(11,482,383)	(73,745)

						($105,562)

All Cap Core Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $0.7 million to $9.3 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

All Cap Core Trust	E-Mini S&P 500 Index Futures	11	Long	Dec 2010	$625,185	$17,518

	Russell 2000 Mini Index Futures	2	Long	Dec 2010	134,900	8,190

						$25,708

Bond Trust

The Portfolio used futures contracts to manage duration of the portfolio. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $14.9 million to $92.8 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Bond Trust	U.S. Treasury 30-Year Bond Futures	197	Long	Dec 2010	$26,342,594	($126,057)

	U.S. Treasury 5-Year Note Futures	550	Short	Dec 2010	(66,476,953)	(450,379)

						($576,436)

Core Allocation Plus Trust

The Portfolio used futures contracts to enhance potential gain/income, manage duration of the portfolio and as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $5.2 million to $31.9 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Core Allocation Plus Trust	DJ Euro STOXX 50 Index Futures	21	Long	Dec 2010	$783,842	($12,648)

	E-Mini S&P 500 Index Futures	39	Long	Dec 2010	2,216,565	62,035

	FTSE 100 Index Futures	7	Long	Dec 2010	608,040	(621)

	MSCI EAFE E-Mini Index Futures	146	Long	Dec 2010	11,363,180	323,296

	Topix Index Futures	6	Long	Dec 2010	594,035	9,563

	U.K. Long Gilt Bond Futures	9	Long	Dec 2010	1,757,648	9,150

	U.S. Treasury 30-Year Bond Futures	18	Long	Dec 2010	2,406,938	(2,721)

	10-Year German Euro-BUND Futures	11	Short	Dec 2010	(1,970,892)	(7,903)

	30-Year German Euro-BUXL Futures	7	Short	Dec 2010	(1,139,977)	(2,473)

	U.S. Treasury 5-Year Note Futures	8	Short	Dec 2010	(966,938)	(5,705)

	U.S. Treasury 10-Year Note Futures	64	Short	Dec 2010	(8,067,000)	(67,537)

						$304,436

Global Bond Trust

The Portfolio used futures contracts to enhance potential gain/income, manage duration of the Portfolio, manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $83.8 million to $283.7 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Global Bond Trust	5-Year German Euro-BOBL Futures	21	Long	Dec 2010	$3,452,854	($3,435)

	10-Year German Euro-BUND Futures	409	Long	Dec 2010	73,281,344	404,272

	U.K. Long Gilt Bond Futures	118	Long	Dec 2010	23,044,717	(98,213)

	U.S. Treasury 10-Year Note Futures	903	Long	Dec 2010	113,820,328	1,142,375

						$1,444,999

High Yield Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $91.5 million to $98.7 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

	U.S. Treasury Long-Term Bond
High Yield Trust	Futures	156	Long	Dec 2010	$22,039,875	($276,093)

	U.S. Treasury 5-Year Note Futures	634	Short	Dec 2010	(76,629,797)	(658,295)

						($934,388)

International Core Trust

The Portfolio used futures as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $20.2 million to $56.8 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Core Trust	DAX Index Futures	35	Long	Dec 2010	$7,444,540	($43,937)

	FTSE 100 Index Futures	51	Long	Dec 2010	4,430,007	(16,748)

	FTSE MIB Index Futures	89	Long	Dec 2010	12,376,193	(227,574)

	SGX MSCI Singapore Index Futures	150	Long	Oct 2010	8,298,989	(52,950)

	ASX SPI 200 Index Futures	100	Short	Dec 2010	(11,115,321)	158,021

	CAC 40 Index Futures	27	Short	Oct 2010	(1,365,568)	18,242

	S&P TSE 60 Index Futures	85	Short	Dec 2010	(11,777,238)	(257,350)

						($422,296)

International Equity Index Trust A

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2010, the

Portfolio held futures contracts with total notional absolute values ranging from approximately $8.8 million to $12.0 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Equity Index Trust A	ASX SPI 200 Index Futures	4	Long	Dec 2010	$444,613	($5,437)

	CAC 40 Index Futures	21	Long	Dec 2010	1,056,526	(13,585)

DAX Index Futures	5	Long	Dec 2010	1,063,506	(9,016)

FTSE 100 Index Futures	19	Long	Dec 2010	1,650,395	1,856

FTSE MIB Index Futures	1	Long	Dec 2010	139,058	(3,333)

Hang Seng Index Futures	3	Long	Oct 2010	431,662	(832)

IBEX 35 Index Futures	3	Long	Oct 2010	426,909	(10,998)

MSCI Taiwan Index Futures	70	Long	Oct 2010	2,037,000	11,954

OMX 30 Index Futures	73	Long	Oct 2010	1,176,983	5,226

S&P TSE 60 Index Futures	3	Long	Dec 2010	415,667	9,061

Topix Index Futures	32	Long	Dec 2010	3,168,184	13,680

					($1,424)

International Equity Index Trust B

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2010, the

Portfolio held futures contracts with total notional absolute values ranging from approximately $9.7 million to $57.1 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Equity Index Trust B	ASX SPI 200 Index Futures	7	Long	Dec 2010	$778,072	($9,858)

	CAC 40 Index Futures	31	Long	Dec 2010	1,559,633	(28,531)

	DAX Index Futures	2	Long	Dec 2010	425,402	(3,606)

	FTSE 100 Index Futures	15	Long	Dec 2010	1,302,943	(2,341)

	FTSE MIB Index Futures	1	Long	Dec 2010	139,058	(3,333)

	Hang Seng Index Futures	3	Long	Oct 2010	431,662	(842)

	IBEX 35 Index Futures	1	Long	Oct 2010	142,303	(3,666)

	MSCI Taiwan Index Futures	58	Long	Oct 2010	1,687,800	9,909

	OMX 30 Index Futures	30	Long	Oct 2010	483,692	2,147

	S&P TSE 60 Index Futures	7	Long	Dec 2010	969,890	21,143

	Topix Index Futures	31	Long	Dec 2010	3,069,178	13,943

						($5,035)

International Index Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $12.5 million to $58.6 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

International Index Trust	ASX SPI 200 Index Futures	22	Long	Dec 2010	$2,445,371	$4,529

	Australian Dollar Currency Futures	24	Long	Dec 2010	2,300,640	123,018

	Euro Currency Futures	59	Long	Dec 2010	10,055,075	675,299

	Hang Seng Index Futures	6	Long	Dec 2010	861,700	42,099

	Japanese Yen Currency Futures	40	Long	Dec 2010	6,000,500	39,580

	MSCI Pan-Euro Index Futures	734	Long	Dec 2010	17,224,771	(366,363)

	Pound Sterling Currency Futures	59	Long	Dec 2010	5,791,956	87,512

	Swiss Franc Currency Futures	12	Long	Dec 2010	1,529,250	45,774

	Topix Index Futures	58	Long	Dec 2010	5,742,333	83,721

						$735,169

Investment Quality Bond Trust

The portfolio used futures contracts to manage duration of the Portfolio, manage against anticipated interest rate changes and as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $58.0 million to $80.0 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Investment Quality Bond Trust	U.K. Long Gilt Bond Futures	49	Long	Dec 2010	$9,569,416	$46,536

	U.S. Treasury 30-Year Bond Futures	73	Long	Dec 2010	9,761,469	(12,415)

	U.S. Treasury Long-Term Bond
	Futures	10	Long	Dec 2010	1,412,813	(23,852)

	10-Year German Euro-BUND Futures	59	Short	Dec 2010	(10,571,147)	(41,132)

	30-Year German Euro-BUXL Futures	37	Short	Dec 2010	(6,025,594)	(18,912)

	U.S. Treasury 5-Year Note Futures	33	Short	Dec 2010	(3,988,617)	(28,373)

U.S. Treasury 10-Year Note Futures	307	Short	Dec 2010	(38,696,391)	(353,066)

($431,214)

Mid Cap Index Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $16.0 million to $25.9 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

S&P MidCap 400 E Mini Index
Mid Cap Index Trust	Futures	324	Long	Dec 2010	$25,923,240	$215,127

$215,127

New Income Trust

The Portfolio used futures contracts to manage duration of the Portfolio. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from $0 to approximately $41.3 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

New Income Trust	U.S. Treasury 5-Year Note Futures	276	Short	Dec 2010	($33,359,344)	($470,205)

	U.S. Treasury 10-Year Note Futures	40	Short	Dec 2010	(5,041,875)	(52,968)

						($523,173)

Real Return Bond Trust

The Portfolio used futures contracts to manage against anticipated interest rate changes. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $2.9 million to $148.9 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Real Return Bond Trust	Eurodollar Futures	7	Long	Dec 2010	$1,743,700	$1,675

Eurodollar Futures	5	Long	Mar 2012	1,239,563	2,063

$3,738

Small Cap Index Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $7.1 million to $23.7 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Small Cap Index Trust	Russell 2000 Mini Index Futures	352	Long	Dec 2010	$23,742,400	$1,412,663

$1,412,663

Smaller Company Growth Trust

The Portfolio used futures as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $0.4 million to $2.2 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Smaller Company Growth Trust	Russell 2000 Mini Index Futures	32	Long	Dec 2010	$2,158,400	$102,175

$102,175

Strategic Bond Trust

The Portfolio used futures contracts to mange duration and to manage against anticipated interest rate changes. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $91.1 million to $189.2 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Strategic Bond Trust	Eurodollar Futures	16	Long	Dec 2011	$3,972,000	$4,748

	U.S. Treasury 5-Year Note Futures	140	Long	Dec 2010	16,921,406	130,256

U.S. Treasury Long-Term Bond
Futures	78	Long	Dec 2010	11,019,938	(81,738)

Eurodollar Futures	42	Short	Jun 2011	(10,449,075)	(80,786)

Eurodollar Futures	16	Short	Dec 2012	(3,947,600)	(8,052)

U.S. Treasury 2-Year Note Futures	1	Short	Dec 2010	(219,484)	(35)

U.S. Treasury 10-Year Note Futures	289	Short	Dec 2010	(36,427,547)	(236,072)

U.S. Treasury 30-Year Bond Futures	61	Short	Dec 2010	(8,156,844)	(5,104)

					($276,783)

Strategic Income Opportunities Trust

The Portfolio used futures contracts to manage duration of the Portfolio. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $17.4 million to $91.5 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Strategic Income Opportunities
Trust	U.S. Treasury 10-Year Note Futures	321	Short	Dec 2010	($40,461,047)	($445,551)

($445,551)

Total Return Trust

The Portfolio used futures contracts to enhance potential gain/income, manage duration of the Portfolio, manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $1.4 billion to $3.0 billion, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Total Return Trust	U.S. Treasury 5-Year Note Futures	673	Long	Dec 2010	$81,343,618	$557,329

	U.S. Treasury 10-Year Note Futures	870	Long	Dec 2010	109,660,781	1,140,000

	Eurodollar Futures	1,767	Long	Dec 2010	440,159,700	3,046,225

	Eurodollar Futures	1,889	Long	Mar 2011	470,313,775	1,320,925

	Eurodollar Futures	649	Long	Jun 2011	161,463,087	443,375

Eurodollar Futures	149	Long	Dec 2011	36,989,250	88,762

Eurodollar Futures	253	Long	Sep 2011	62,883,150	143,200

Eurodollar Futures	149	Long	Jun 2012	36,883,088	126,625

Eurodollar Futures	149	Long	Mar 2012	36,938,962	108,625

					$6,975,066

Total Stock Market Index Trust

The Portfolio used futures contracts as a substitute for securities purchased. During the period ended September 30, 2010, the Portfolio held futures contracts with total notional absolute values ranging from approximately $2.2 million to $8.1 million, as measured at each quarter end.

		Number				Unrealized
		of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation)

Total Stock Market Index Trust	Russell 2000 Mini Index Futures	14	Long	Dec 2010	$944,300	$60,074

	S&P 500 Index Futures	17	Long	Dec 2010	4,830,975	156,781

	S&P MidCap 400 E Mini Index
	Futures	6	Long	Dec 2010	480,060	25,446

						$242,301

Forward Foreign Currency Contracts A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur, thereby reducing the Portfolio’s total return and the potential for losses in excess of the Portfolio’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

The following table summarizes the contracts held at September 30, 2010 and the range of notional contracts amounts held by the Portfolios during the period ended September 30, 2010. In addition, the table details how the Portfolios used forward foreign currency contracts during the period ended September 30, 2010.

Alpha Opportunities Trust

The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $0.7 million to $7.8 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Alpha
Opportunities
Trust	Buys

	Euro	1,028,000	$1,324,999	BNP Paribas SA	10/13/2010	$76,323

			$1,324,999			$76,323

	Sells

	Euro	1,111,000	$1,409,212	Bank of America N.A.	10/13/2010	($105,253)

	Euro	456,000	596,867	Goldman Sachs International	10/13/2010	(24,731)

	Euro	1,541,000	1,940,466	Royal Bank of Canada	10/13/2010	(160,155)

			$3,946,545			($290,139)

Core Allocation Plus Trust

The Portfolio used forward foreign currency exchange contracts to enhance potential gain, manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended October 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $8.7 million to $15.9 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Core Allocation
Plus Trust	Buys

	Australian Dollar	4,000	$3,276	UBS AG	10/5/2010	$590

	Australian Dollar	4,000	3,361	Westpac Banking Corp.	10/5/2010	506

	Chilean Peso	136,300,000	279,934	BNP Paribas SA	10/29/2010	1,646

	Euro	1,050,000	1,333,101	BNP Paribas SA	12/15/2010	97,476

	Euro	755,000	971,157	Deutsche Bank AG	12/17/2010	57,480

	Japanese Yen	57,243,000	684,897	Goldman Sachs International	12/9/2010	1,262

	Japanese Yen	127,785,000	1,422,679	Goldman Sachs International	12/15/2010	109,203

	Pound Sterling	499,000	769,438	Deutsche Bank AG	12/17/2010	14,023

			$5,467,843			$282,186

	Sells

	Australian Dollar	18,000	$15,485	Barclays Bank PLC	10/5/2010	($1,913)

	Australian Dollar	50,000	41,570	Deutsche Bank AG	10/5/2010	(6,757)

	Australian Dollar	580,000	538,427	Westpac Banking Corp.	12/15/2010	(17,311)

	Brazilian Real	485,000	275,490	Citibank N.A.	12/15/2010	(7,071)

	Chilean Peso	136,300,000	280,078	Citibank N.A.	10/29/2010	(1,503)

	Euro	210,000	275,562	Bank of America N.A.	12/15/2010	(10,554)

	Euro	210,000	275,497	Brown Brothers Harriman & Company	12/15/2010	(10,619)

	Euro	170,000	225,007	UBS AG	12/17/2010	(6,606)

	Euro	107,000	147,139	Barclays Bank PLC	6/16/2011	1,621

	Euro	108,000	148,548	Standard Chartered Bank	6/16/2011	1,671

	Japanese Yen	8,496,000	99,862	UBS AG	12/9/2010	(1,978)

	Japanese Yen	134,433,000	1,607,685	Bank of America N.A.	12/15/2010	(3,893)

	Japanese Yen	127,785,000	1,433,362	Goldman Sachs International	12/15/2010	(98,519)

	Mexican Peso	1,312,000	104,449	Citibank N.A.	12/15/2010	998

	Mexican Peso	3,938,000	309,094	Royal Bank of Canada	12/15/2010	(1,419)

	Pound Sterling	340,000	524,678	Bank of America N.A.	12/15/2010	(9,150)

	Pound Sterling	112,000	174,788	UBS AG	12/17/2010	(1,059)

			$6,476,721			($174,062)

Global Bond Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $628.9 million to $786.0 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Global Bond Trust	Buys

	Australian Dollar	65,000	$62,811	JPMorgan Chase Bank N.A	10/7/2010	-

	Australian Dollar	2,235,000	2,133,833	BNP Paribas SA	10/29/2010	$20,154

	Australian Dollar	975,217	909,000	Credit Suisse	10/29/2010	30,868

	Australian Dollar	2,564,169	2,375,185	Royal Bank of Scotland PLC	10/29/2010	96,039

	Brazilian Real	313,646	174,587	JPMorgan Chase Bank	10/4/2010	10,783

	Brazilian Real	313,646	178,950	Bank of America N.A.	12/2/2010	4,288

	Brazilian Real	3,195,000	1,800,000	HSBC Bank	12/2/2010	66,579

	Brazilian Real	376,452	217,000	Royal Bank of Scotland PLC	12/2/2010	2,930

	Canadian Dollar	319,000	310,061	Bank of America N.A.	11/18/2010	(343)

	Canadian Dollar	308,000	288,838	Barclays Bank PLC	11/18/2010	10,200

	Canadian Dollar	2,077,000	2,019,927	BNP Paribas SA	11/18/2010	(3,359)

	Canadian Dollar	686,000	649,136	Citibank N.A.	11/18/2010	16,905

	Chinese Yuan Renminbi	11,829,555	1,791,000	Barclays Capital	11/16/2010	(22,371)

	Chinese Yuan Renminbi	24,491,468	3,641,854	Barclays Capital	11/17/2010	19,963

	Chinese Yuan Renminbi	1,346,601	203,000	Citibank N.A.	11/17/2010	(1,664)

	Chinese Yuan Renminbi	1,379,872	208,000	Deutsche Bank AG	11/17/2010	(1,690)

	Chinese Yuan Renminbi	2,706,211	407,593	JPMorgan Chase Bank	11/17/2010	(2,976)

	Chinese Yuan Renminbi	10,885,869	1,651,000	Morgan Stanley Company	11/17/2010	(23,411)

	Chinese Yuan Renminbi	19,526,556	2,910,068	UBS AG	11/17/2010	9,425

	Chinese Yuan Renminbi	16,399,003	2,461,000	Bank of America N.A.	1/10/2011	(5,355)

	Chinese Yuan Renminbi	44,496,979	6,667,000	HSBC Bank	1/10/2011	(3,864)

	Chinese Yuan Renminbi	17,037,965	2,556,000	JPMorgan Chase Bank	1/10/2011	(4,674)

	Chinese Yuan Renminbi	19,404,854	2,917,000	Morgan Stanley Company	1/10/2011	(11,248)

Chinese Yuan Renminbi	6,700,503	1,012,000	Barclays Capital	4/7/2011	(5,949)

Chinese Yuan Renminbi	3,468,435	524,000	Credit Suisse First Boston London	4/7/2011	(3,230)

Chinese Yuan Renminbi	2,163,510	327,000	HSBC Bank	4/7/2011	(2,158)

Chinese Yuan Renminbi	2,639,385	399,000	JPMorgan Chase Bank	4/7/2011	(2,708)

Chinese Yuan Renminbi	10,922,175	1,650,000	Morgan Stanley Company	4/7/2011	(10,083)

Chinese Yuan Renminbi	20,376,222	3,050,993	Barclays Capital	6/15/2011	14,375

Chinese Yuan Renminbi	15,201,495	2,317,444	Deutsche Bank AG	6/15/2011	(30,553)

Chinese Yuan Renminbi	9,732,400	1,450,000	HSBC Bank	6/15/2011	14,128

Chinese Yuan Renminbi	18,278,500	2,780,000	JPMorgan Chase Bank	6/15/2011	(30,210)

Chinese Yuan Renminbi	37,525,544	5,602,905	Royal Bank of Scotland PLC	6/15/2011	42,382

Chinese Yuan Renminbi	7,648,395	1,151,000	Bank of America N.A.	9/14/2011	3,444

Chinese Yuan Renminbi	7,529,760	1,134,000	Citibank N.A.	9/14/2011	2,538

Chinese Yuan Renminbi	21,778,848	3,276,000	HSBC Bank	9/14/2011	11,286

Chinese Yuan Renminbi	44,438,815	6,675,000	JPMorgan Chase Bank	9/14/2011	32,568

Danish Krone	32,297,000	5,670,328	Royal Bank of Scotland PLC	11/4/2010	236,856

Euro	961,000	1,294,655	JPMorgan Chase Bank N.A	10/1/2010	15,428

Euro	1,500,000	1,986,323	Barclays Bank PLC	11/23/2010	57,728

Euro	9,913,000	12,805,037	Credit Suisse	11/23/2010	703,414

Euro	9,482,000	12,032,127	Royal Bank of Scotland PLC	11/23/2010	889,000

Indian Rupee	131,238,000	2,853,000	Deutsche Bank AG	11/12/2010	47,888

Indian Rupee	162,853	3,514	UBS AG	3/9/2011	21

Indonesian Rupiah	4,984,230,000	510,000	Barclays Capital	11/24/2010	43,765

Indonesian Rupiah	4,962,300,000	510,000	Citibank N.A.	11/24/2010	41,328

Indonesian Rupiah	2,256,310,000	237,132	Deutsche Bank AG	11/24/2010	13,552

Indonesian Rupiah	12,837,050,000	1,400,775	HSBC Bank	11/24/2010	25,465

Indonesian Rupiah	5,591,060,000	599,899	Citibank N.A.	7/27/2011	(1,344)

Indonesian Rupiah	11,626,540,000	1,239,635	HSBC Bank	7/27/2011	5,052

Japanese Yen	140,368,000	1,666,718	JPMorgan Chase Bank N.A	10/1/2010	14,739

Japanese Yen	66,100,817	794,000	Citibank N.A.	11/1/2010	(1,991)

Japanese Yen	24,276,365,000	288,454,907	Morgan Stanley	11/1/2010	2,420,468

Japanese Yen	58,781,000	685,789	Bank of America N.A.	12/6/2010	18,770

Japanese Yen	140,368,000	1,675,790	Credit Suisse	12/6/2010	6,685

Mexican Peso	13,890,075	1,075,000	Barclays Capital	2/22/2011	12,710

Mexican Peso	24,488,437	1,907,422	JPMorgan Chase Bank	2/22/2011	10,229

Norwegian Krone	16,529,000	2,704,492	Citibank N.A.	11/4/2010	101,499

Philippine Peso	215,825,000	4,850,000	Citibank N.A.	11/15/2010	48,250

Philippine Peso	156,684,500	3,521,000	HSBC Bank	11/15/2010	35,028

Philippine Peso	92,000	2,017	UBS AG	11/15/2010	71

Pound Sterling	947,000	1,497,875	BNP Paribas SA	12/20/2010	(11,052)

Singapore Dollar	420,124	317,000	Goldman Sachs International	3/9/2011	2,508

South African Rand	273,692	34,530	Barclays Bank PLC	10/28/2010	4,589

South Korean Won	1,567,949,700	1,340,311	Bank of America N.A.	11/12/2010	36,684

South Korean Won	922,277,000	786,622	Barclays Capital	11/12/2010	23,334

South Korean Won	460,666,800	396,000	BNP Paribas SA	11/12/2010	8,564

South Korean Won	2,708,761,360	2,320,515	Citibank N.A.	11/12/2010	58,357

South Korean Won	862,045,500	741,000	Deutsche Bank AG	11/12/2010	16,060

South Korean Won	70,380,000	60,000	Goldman Sachs International	11/12/2010	1,809

South Korean Won	844,265,400	726,000	HSBC Bank	11/12/2010	15,445

South Korean Won	1,019,175,500	890,000	JPMorgan Chase Bank	11/12/2010	5,054

South Korean Won	1,922,697,000	1,670,000	Morgan Stanley Company	11/12/2010	18,539

South Korean Won	823,858,000	709,000	Royal Bank of Scotland PLC	11/12/2010	14,523

South Korean Won	1,600,900,000	1,400,000	Barclays Capital	1/19/2011	10,008

Swedish Krona	1,397,000	199,535	Bank of America N.A.	11/4/2010	7,560

Swedish Krona	31,112,000	4,406,271	Citibank N.A.	11/4/2010	205,859

Taiwan Dollar	30,000	959	Barclays Capital	10/12/2010	1

Taiwan Dollar	86,781	2,768	Citibank N.A.	10/12/2010	10

Taiwan Dollar	205,834	6,627	Deutsche Bank AG	1/14/2011	(25)

Taiwan Dollar	126,000	3,990	JPMorgan Chase Bank	1/14/2011	51

Taiwan Dollar	193,000	6,142	Morgan Stanley Company	1/14/2011	48

Taiwan Dollar	105,000	3,313	UBS AG	1/14/2011	55

		$433,880,203			$5,405,601

Sells

Australian Dollar	1,468,000	$1,332,797	Citibank N.A.	10/29/2010	($81,991)

Australian Dollar	3,027,000	2,735,382	Credit Suisse	10/29/2010	(181,897)

Australian Dollar	67,797,000	60,002,124	Deutsche Bank AG	10/29/2010	(5,337,403)

Brazilian Real	313,646	181,193	Bank of America N.A.	10/4/2010	(4,176)

Brazilian Real	1,597,500	900,000	JPMorgan Chase Bank	12/2/2010	(33,290)

Brazilian Real	1,599,300	900,000	Royal Bank of Scotland PLC	12/2/2010	(34,341)

Canadian Dollar	65,000	62,146	Citibank N.A.	11/18/2010	(962)

Canadian Dollar	555,000	534,818	Credit Suisse	11/18/2010	(4,034)

Canadian Dollar	5,756,000	5,622,467	Deutsche Bank AG	11/18/2010	33,944

Canadian Dollar	16,393,000	15,673,433	Royal Bank of Canada	11/18/2010	(242,596)

Canadian Dollar	2,709,000	2,646,206	Royal Bank of Scotland PLC	11/18/2010	16,027

Chilean Peso	10,248,800	20,839	JPMorgan Chase Bank	1/12/2011	(255)

Chinese Yuan Renminbi	11,829,555	1,764,289	Deutsche Bank AG	11/16/2010	(4,341)

Chinese Yuan Renminbi	11,725,919	1,722,500	Barclays Capital	11/17/2010	(30,689)

Chinese Yuan Renminbi	12,337,605	1,847,500	HSBC Bank	11/17/2010	2,856

Chinese Yuan Renminbi	13,560,400	2,030,000	JPMorgan Chase Bank	11/17/2010	2,531

Chinese Yuan Renminbi	11,593,173	1,703,000	Royal Bank of Scotland PLC	11/17/2010	(30,341)

Chinese Yuan Renminbi	11,711,278	1,722,500	Barclays Capital	1/10/2011	(31,188)

Chinese Yuan Renminbi	35,161,117	5,187,000	Citibank N.A.	1/10/2011	(78,151)

Chinese Yuan Renminbi	36,111,200	5,327,000	JPMorgan Chase Bank	1/10/2011	(80,420)

Euro	1,900,000	2,578,674	Credit Suisse	10/1/2010	(11,501)

Euro	479,000	630,900	Citibank N.A.	10/26/2010	(21,984)

Euro	99,766,000	128,723,580	Credit Suisse	10/26/2010	(7,259,085)

Euro	1,330,000	1,713,273	Barclays Bank PLC	11/23/2010	(99,119)

Euro	6,300,000	8,445,377	Citibank N.A.	11/23/2010	(139,637)

Euro	7,188,000	9,220,691	Deutsche Bank AG	11/23/2010	(574,401)

Euro	4,717,000	5,998,095	Morgan Stanley	11/23/2010	(429,764)

Euro	3,220,000	4,391,896	Royal Bank of Scotland PLC	11/23/2010	4,001

Japanese Yen	140,368,000	1,674,656	Credit Suisse	10/1/2010	(6,801)

Malaysian Ringgit	14,845	4,336	Citibank N.A.	10/12/2010	(471)

Malaysian Ringgit	8,345	2,464	Deutsche Bank AG	10/12/2010	(238)

Philippine Peso	46,000	990	Barclays Capital	11/15/2010	(54)

Philippine Peso	46,000	987	Citibank N.A.	11/15/2010	(57)

Pound Sterling	5,796,000	8,998,783	Citibank N.A.	12/20/2010	(101,136)

Pound Sterling	1,302,000	2,026,971	Goldman Sachs International	12/20/2010	(17,214)

Pound Sterling	2,318,000	3,640,375	Royal Bank of Scotland PLC	12/20/2010	1,036

Pound Sterling	2,942,000	4,575,406	UBS AG	12/20/2010	(43,635)

Singapore Dollar	267,850	199,691	Citibank N.A.	3/9/2011	(4,011)

South Korean Won	218,593,250	185,831	Bank of America N.A.	11/12/2010	(6,140)

South Korean Won	417,987,000	353,030	Barclays Capital	11/12/2010	(14,052)

South Korean Won	1,889,615,171	1,634,072	Citibank N.A.	11/12/2010	(25,414)

South Korean Won	720,400,000	606,944	Morgan Stanley Company	11/12/2010	(25,721)

South Korean Won	967,189,400	819,541	Royal Bank of Scotland PLC	11/12/2010	(29,858)

Swiss Franc	99,000	97,706	Citibank N.A.	11/4/2010	(3,073)

		$298,439,463			($14,929,046)

Heritage Trust

The Portfolio used forward foreign currency exchange contracts to gain exposure to foreign currencies. During the period ended October 30, 2010, the Portfolio held forward foreign currency contracts with total notional values ranging from $0 to approximately $1.3 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Heritage Trust	Sells

	Euro	421,260	$567,897	UBS AG	10/29/2010	($6,274)

	Pound Sterling	426,904	672,450	Bank of America N.A.	10/29/2010	1,951

			$1,240,347			($4,323)

High Income Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values of approximately $1.2 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

High Income Trust	Sells

	Canadian Dollar	820,000	$795,846	Royal Bank of Canada	1/25/2011	$1,040

	Pound Sterling	270,000	426,897	Bank of Nova Scotia	1/25/2011	3,093

			$1,222,743			$4,133

High Yield Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from $0 to approximately $6.8 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

High Yield Trust	Buys

	Euro	3,236,432	$4,159,893	UBS AG	11/24/2010	$250,357

			$4,159,893			$250,357

	Sells

	Euro	2,040,538	$2,621,884	Citibank N.A.	11/24/2010	($158,736)

			$2,621,884			($158,736)

International Core Trust

The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $74.6 million to $167.7 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

International Core
Trust	Buys

	Hong Kong Dollar	9,821,640	$1,264,310	JPMorgan Chase Bank	10/22/2010	$1,642

	Pound Sterling	1,319,443	2,067,303	Bank of America N.A.	10/22/2010	5,133

	Pound Sterling	1,086,222	1,700,785	Brown Brothers Harriman & Company	10/22/2010	5,334

	Pound Sterling	4,329,643	6,763,682	Deutsche Bank AG	10/22/2010	36,847

	Pound Sterling	4,624,000	7,245,068	Mellon Bank N.A.	10/22/2010	17,804

	Swedish Krona	54,913,441	7,445,800	Bank of America N.A.	10/22/2010	697,425

	Swedish Krona	57,247,664	7,755,350	Brown Brothers Harriman & Company	10/22/2010	734,023

	Swedish Krona	19,151,185	2,594,941	Deutsche Bank AG	10/22/2010	245,027

	Swedish Krona	49,057,745	6,629,118	JPMorgan Chase Bank	10/22/2010	645,755

			$43,466,357			$2,388,990

	Sells

	Canadian Dollar	12,243,390	$11,702,646	Mellon Bank N.A.	10/22/2010	($191,680)

	Euro	816,742	1,048,354	Royal Bank of Scotland PLC	10/22/2010	(64,913)

	New Zealand Dollar	2,329,351	1,643,630	Royal Bank of Scotland PLC	10/22/2010	(62,829)

	Singapore Dollar	9,917,684	7,287,217	Barclays Bank PLC	10/22/2010	(253,841)

	Swiss Franc	2,187,460	2,104,812	Bank of America N.A.	10/22/2010	(121,665)

	Swiss Franc	1,300,624	1,278,669	Barclays Bank PLC	10/22/2010	(45,154)

	Swiss Franc	1,300,624	1,287,288	Brown Brothers Harriman & Company	10/22/2010	(36,535)

	Swiss Franc	2,187,460	2,110,857	JPMorgan Chase Bank	10/22/2010	(115,620)

	Swiss Franc	1,456,001	1,402,692	Mellon Bank N.A.	10/22/2010	(79,280)

	Swiss Franc	1,300,624	1,287,033	Royal Bank of Scotland PLC	10/22/2010	(36,790)

			$31,153,198			($1,008,307)

International Equity Index Trust A

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended September 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional absolute values ranging from approximately $8.3 million to $9.9 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

International
Equity Index Trust
A	Buy

	Australian Dollar	400,000	$379,960	Goldman Sachs & Company	1/14/2011	$1,800

	Canadian Dollar	400,000	386,911	Goldman Sachs & Company	1/14/2011	907

	Euro	1,700,000	2,289,883	Bank of America N.A.	1/14/2011	25,706

	Hong Kong Dollar	2,000,000	257,915	Bank of America N.A.	1/14/2011	1

	Japanese Yen	275,000,000	3,274,102	Royal Bank of Scotland PLC	1/14/2011	24,172

	Pound Sterling	1,000,000	1,574,900	Bank of America N.A.	1/14/2011	(5,127)

	Swedish Krona	7,000,000	1,021,778	Goldman Sachs & Company	1/14/2011	13,840

			$9,185,449			$61,299

International Equity Index Trust B

The Portfolio used forward foreign currency contracts to gain exposure to foreign currencies. During the period ended September 30, 2010, the Portfolio held foreign forward currency contracts with total USD notional absolute values ranging from approximately $8.5 million to $11.5 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

International
Equity Index Trust
B	Buy

	Australian Dollar	750,000	$712,425	Goldman Sachs & Company	1/14/2011	$3,376

	Canadian Dollar	1,000,000	967,277	Goldman Sachs & Company	1/14/2011	2,269

	Euro	1,600,000	2,155,184	Bank of America N.A.	1/14/2011	24,194

	Hong Kong Dollar	3,000,000	386,872	Bank of America N.A.	1/14/2011	2

	Japanese Yen	275,000,000	3,274,102	Royal Bank of Scotland PLC	1/14/2011	24,171

	Pound Sterling	750,000	1,181,175	Bank of America N.A.	1/14/2011	(3,846)

Swedish Krona	3,000,000	437,905	Goldman Sachs & Company	1/14/2011	5,931

		$9,114,940			$56,097

Investment Quality Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $27.9 million to $35.0 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Investment Quality
Bond Trust	Buys

	Chilean Peso	764,550,000	$1,570,240	BNP Paribas SA	10/29/2010	$9,235

	Euro	4,670,000	5,929,126	BNP Paribas SA	12/15/2010	433,535

			$7,499,366			$442,770

	Sells

	Australian Dollar	3,250,000	$3,017,048	Westpac Banking Corp.	12/15/2010	($97,003)

	Brazilian Real	4,870,000	2,766,260	Citibank N.A.	12/15/2010	(71,000)

	Chilean Peso	764,550,000	1,571,047	Citibank N.A.	10/29/2010	(8,428)

	Euro	1,180,000	1,548,396	Bank of America N.A.	12/15/2010	(59,300)

	Euro	1,180,000	1,548,030	Brown Brothers Harriman & Company	12/15/2010	(59,666)

	Japanese Yen	808,045,000	9,663,414	Bank of America N.A.	12/15/2010	(23,401)

	Mexican Peso	7,340,000	584,344	Citibank N.A.	12/15/2010	5,582

	Mexican Peso	22,020,000	1,728,349	Royal Bank of Canada	12/15/2010	(7,935)

	Pound Sterling	1,900,000	2,932,023	Bank of America N.A.	12/15/2010	(51,134)

			$25,358,911			($372,285)

Mid Cap Stock Trust

The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from 0 to approximately $23.1 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Mid Cap Stock
Trust	Buys

	Euro	1,586,000	$2,043,947	Bank of America N.A.	10/13/2010	$112,866

	Euro	2,565,000	3,266,322	Royal Bank of Canada	10/13/2010	221,840

			$5,310,269			$334,706

	Sells

	Euro	7,071,000	$8,964,967	Bank of America, N.A.	10/13/2010	($650,937)

	Euro	1,318,000	1,659,659	Royal Bank of Canada	10/13/2010	(132,699)

			$10,624,626			($783,636)

Mutual Shares Trust

The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $142.0 million to $164.2 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Mutual Shares
Trust	Buys

	Australian Dollar	210,000	$197,988	Bank of America N.A.	11/19/2010	$3,885

	Australian Dollar	505,300	480,063	Deutsche Bank AG	11/19/2010	5,681

	Danish Krone	1,481,545	261,652	Deutsche Bank AG	1/24/2011	9,221

	Danish Krone	493,121	89,881	State Street Bank & Trust Company	1/24/2011	277

	Japanese Yen	10,700,000	113,848	Deutsche Bank AG	10/20/2010	14,344

Japanese Yen	31,700,000	357,017	State Street Bank & Trust Company	10/20/2010	22,768

Norwegian Krone	1,000,000	156,787	State Street Bank & Trust Company	2/16/2011	12,049

Pound Sterling	181,107	282,784	Bank of America N.A.	11/12/2010	1,635

Pound Sterling	207,550	327,967	Deutsche Bank AG	11/12/2010	(2,020)

Pound Sterling	230,689	364,018	State Street Bank & Trust Company	11/12/2010	(1,733)

Swiss Franc	607,600	551,086	Bank of America N.A.	11/10/2010	67,468

Swiss Franc	1,446,189	1,448,390	Deutsche Bank AG	11/10/2010	23,873

Swiss Franc	184,943	184,203	State Street Bank & Trust Company	11/10/2010	4,075

		$4,815,684			$161,523

Sells

Australian Dollar	105,000	$92,681	Bank of America N.A.	11/19/2010	($8,256)

Australian Dollar	610,300	546,884	Barclays Bank PLC	11/19/2010	(39,796)

Danish Krone	16,997,762	2,925,705	Bank of America N.A.	1/24/2011	(182,019)

Danish Krone	1,006,000	177,987	Deutsche Bank AG	1/24/2011	(5,941)

Danish Krone	550,000	93,526	State Street Bank & Trust Company	1/24/2011	(7,031)

Euro	24,866,103	32,519,889	Deutsche Bank AG	1/18/2011	(1,349,228)

Euro	25,089,508	31,893,783	State Street Bank & Trust Company	1/18/2011	(2,279,626)

Japanese Yen	234,293,503	2,538,804	Barclays Bank PLC	10/20/2010	(268,169)

Japanese Yen	52,478,040	618,983	Deutsche Bank AG	10/20/2010	(9,734)

Japanese Yen	21,184,690	253,351	State Street Bank & Trust Company	10/20/2010	(454)

Norwegian Krone	2,166,392	365,771	Bank of America N.A.	2/16/2011	7

Norwegian Krone	46,279,695	7,414,599	Deutsche Bank AG	2/16/2011	(399,059)

Pound Sterling	730,000	1,136,260	Bank of America N.A.	11/12/2010	(10,167)

Pound Sterling	28,154,131	44,235,208	Barclays Bank PLC	11/12/2010	20,640

Pound Sterling	580,220	912,483	State Street Bank & Trust Company	11/12/2010	1,278

Swiss Franc	300,000	263,841	Bank of America N.A.	11/10/2010	(41,568)

Swiss Franc	14,794,291	13,449,187	Deutsche Bank AG	11/10/2010	(1,611,835)

Swiss Franc	576,578	520,486	State Street Bank & Trust Company	11/10/2010	(66,487)

		$139,959,428			($6,257,445)

New Income Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes and gain exposure to foreign currencies. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $235.2 million to $438.2 million, as measured at each quarter end..

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

New Income Trust	Buys

	Chilean Peso	3,425,000,000	$6,673,196	State Street Bank London	11/15/2010	$397,794

	Chilean Peso	3,352,335,000	6,827,566	State Street Bank London	12/27/2010	79,063

	Chinese Yuan Renminbi	114,035,000	17,330,547	State Street Bank London	11/16/2010	(281,248)

	Chinese Yuan Renminbi	141,800,000	21,195,674	State Street Bank London	12/22/2010	26,983

	Chinese Yuan Renminbi	42,000,000	6,293,078	State Street Bank London	7/8/2011	29,519

	Euro	12,500,000	16,693,875	State Street Bank London	10/26/2010	343,826

	Indian Rupee	370,000,000	7,847,296	State Street Bank London	11/2/2010	345,035

	Indian Rupee	894,645,000	19,110,221	State Street Bank London	12/16/2010	554,132

	Mexican Peso	86,930,000	6,741,121	State Street Bank London	10/25/2010	146,445

	Norwegian Krone	79,048,100	12,957,514	State Street Bank London	10/26/2010	468,086

	Polish Zloty	20,660,000	6,838,727	State Street Bank London	12/14/2010	231,564

	Russian Ruble	212,320,000	6,817,145	State Street Bank London	12/23/2010	83,809

	South Korean Won	8,775,000,000	7,447,486	State Street Bank London	11/22/2010	262,860

	South Korean Won	7,200,000,000	6,201,550	State Street Bank London	12/23/2010	134,410

	Swedish Krona	99,215,000	13,406,708	State Street Bank London	12/1/2010	1,290,283

	Swiss Franc	20,830,000	20,135,814	State Street Bank London	10/26/2010	1,066,561

			$182,517,518			$5,179,122

	Sells

	Brazilian Real	30,284,000	$16,805,771	State Street Bank London	11/3/2010	($985,727)

	Canadian Dollar	35,285,000	33,562,569	State Street Bank London	12/3/2010	(683,701)

	Chinese Yuan Renminbi	23,845,000	3,514,370	State Street Bank London	11/16/2010	(50,681)

Euro	27,595,000	35,463,615	State Street Bank London	10/26/2010	(2,148,815)

Euro	28,590,000	36,568,649	State Street Bank London	12/3/2010	(2,387,656)

Indian Rupee	312,785,000	6,833,843	State Street Bank London	11/2/2010	(91,665)

Japanese Yen	557,000,000	6,398,769	State Street Bank London	10/25/2010	(274,707)

Mexican Peso	86,930,000	6,760,928	State Street Bank London	10/25/2010	(126,638)

Mexican Peso	76,460,000	6,006,992	State Street Bank London	12/3/2010	(29,428)

Swedish Krona	52,215,000	7,571,561	State Street Bank London	12/1/2010	(163,190)

Swiss Franc	7,335,000	7,448,969	State Street Bank London	10/26/2010	(17,158)

		$166,936,036			($6,959,366)

Real Return Bond Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $47.8 million to $91.4 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Real Return Bond
Trust	Buys

	Brazilian Real	95,679	$53,647	Deutsche Bank AG	10/4/2010	$2,901

	Brazilian Real	588,489	330,000	HSBC Bank	10/4/2010	17,807

	Brazilian Real	732,000	407,459	JPMorgan Chase Bank	10/4/2010	25,165

	Brazilian Real	175,050	100,000	Deutsche Bank AG	12/2/2010	2,268

	Brazilian Real	1,416,168	789,128	HSBC Bank	12/2/2010	38,225

	Chinese Yuan Renminbi	3,416,253	515,000	Citibank N.A.	11/17/2010	(4,223)

	Chinese Yuan Renminbi	8,817,440	1,330,805	Deutsche Bank AG	11/17/2010	(12,475)

	Chinese Yuan Renminbi	3,473,924	525,000	Morgan Stanley Company	11/17/2010	(5,600)

	Chinese Yuan Renminbi	2,109,426	318,000	Barclays Capital	11/23/2010	(2,553)

	Chinese Yuan Renminbi	5,046,780	760,000	Bank of America N.A.	1/10/2011	(4,277)

	Chinese Yuan Renminbi	22,558,580	3,367,204	Deutsche Bank AG	1/10/2011	10,799

	Chinese Yuan Renminbi	9,030,140	1,360,000	Morgan Stanley Company	1/10/2011	(7,795)

Euro	80,000	107,775	BNP Paribas SA	11/23/2010	1,241

Indian Rupee	4,652,000	100,000	Morgan Stanley Company	11/12/2010	2,828

Indian Rupee	612,560	13,000	Bank of America N.A.	3/9/2011	295

Indian Rupee	4,680,000	100,000	Citibank N.A.	3/9/2011	1,575

Indian Rupee	4,682,000	100,000	Deutsche Bank AG	3/9/2011	1,619

Indian Rupee	4,102,050	87,000	JPMorgan Chase Bank	3/9/2011	2,032

Malaysian Ringgit	34,400	10,000	Barclays Capital	10/12/2010	1,138

Malaysian Ringgit	36,481	10,654	Citibank N.A.	10/12/2010	1,157

Malaysian Ringgit	15,790	4,604	Deutsche Bank AG	10/12/2010	508

Philippine Peso	230,000	4,949	Barclays Capital	11/15/2010	271

Philippine Peso	740,590	15,993	Citibank N.A.	11/15/2010	816

Philippine Peso	220,000	4,729	Deutsche Bank AG	11/15/2010	264

South Korean Won	614,131,000	520,497	Bank of America N.A.	11/12/2010	18,841

South Korean Won	943,808,763	796,922	Barclays Capital	11/12/2010	31,944

South Korean Won	2,541,402,237	2,177,238	Citibank N.A.	11/12/2010	54,656

South Korean Won	430,162,000	370,000	Deutsche Bank AG	11/12/2010	7,774

South Korean Won	222,870,000	190,000	Goldman Sachs International	11/12/2010	5,727

South Korean Won	1,723,124,000	1,500,000	JPMorgan Chase Bank	11/12/2010	13,271

South Korean Won	1,217,892,000	1,047,821	Morgan Stanley Company	11/12/2010	21,748

South Korean Won	109,860,000	90,223	Royal Bank of Scotland PLC	11/12/2010	6,258

		$17,107,648			$234,205

Sells

Australian Dollar	5,185,000	$4,587,014	Deutsche Bank AG	10/29/2010	($410,043)

Australian Dollar	31,860	28,000	Royal Bank of Scotland PLC	10/29/2010	(2,705)

Brazilian Real	1,416,168	799,643	HSBC Bank	10/4/2010	(37,336)

Canadian Dollar	314,000	306,715	Deutsche Bank AG	11/18/2010	1,851

Canadian Dollar	919,000	878,661	Royal Bank of Canada	11/18/2010	(13,600)

Canadian Dollar	148,000	144,569	Royal Bank of Scotland PLC	11/18/2010	876

Chinese Yuan Renminbi	1,282,848	190,801	Deutsche Bank AG	11/17/2010	(1,003)

Chinese Yuan Renminbi	10,055,250	1,500,000	JPMorgan Chase Bank	11/17/2010	(3,400)

Chinese Yuan Renminbi	36,635,500	5,500,000	UBS AG	1/10/2011	14,070

Euro	220,000	291,327	Barclays Bank PLC	11/23/2010	(8,467)

Euro	942,000	1,206,353	Deutsche Bank AG	11/23/2010	(77,311)

Euro	162,000	220,959	Royal Bank of Scotland PLC	11/23/2010	201

Euro	498,000	662,819	Goldman Sachs International	1/4/2011	(15,577)

Japanese Yen	350,298,450	4,026,419	BNP Paribas SA	10/25/2010	(170,544)

Japanese Yen	259,533,800	2,986,322	Deutsche Bank AG	10/25/2010	(123,179)

Japanese Yen	66,701,000	792,550	Morgan Stanley	11/1/2010	(6,650)

Malaysian Ringgit	86,670	26,845	Deutsche Bank AG	10/12/2010	(1,216)

Philippine Peso	1,190,590	26,104	UBS AG	11/15/2010	(917)

Pound Sterling	322,000	499,932	Citibank N.A.	12/20/2010	(5,619)

Pound Sterling	72,000	112,091	Goldman Sachs International	12/20/2010	(952)

Pound Sterling	164,000	255,053	UBS AG	12/20/2010	(2,433)

South Korean Won	1,388,400,000	1,200,000	JPMorgan Chase Bank	11/12/2010	(19,312)

South Korean Won	5,335,430,000	4,500,000	Royal Bank of Scotland PLC	11/12/2010	(185,648)

Swiss Franc	5,000	4,935	Citibank N.A.	11/4/2010	(155)

		$30,747,112			($1,069,069)

Small Cap Growth Trust

The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from 0 to approximately $2.0 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Small Cap Growth
Trust	Buys

	Australian Dollar	85,000	$69,622	UBS AG	10/5/2010	$12,310

	Australian Dollar	286,000	251,220	Westpac Banking Corp.	10/5/2010	24,455

			$320,842			$36,765

Sells

Australian Dollar	297,000	$261,532	Barclays Bank PLC	10/5/2010	($24,746)

Australian Dollar	1,736,000	1,421,175	UBS AG	10/5/2010	(252,156)

		$1,682,707			($276,902)

Strategic Bond Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $11.5 million to $60.4 million. as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Strategic Bond
Trust	Buys

	Australian Dollar	383,251	$344,611	UBS AG	11/24/2010	$23,582

	Japanese Yen	498,095,714	5,898,044	UBS AG	11/24/2010	71,464

			$6,242,655			$95,046

	Sells

	Euro	6,815,926	$9,024,640	UBS AG	11/24/2010	($263,347)

	Japanese Yen	1,011,145,300	11,796,088	UBS AG	11/24/2010	(322,145)

			$20,820,728			($585,492)

Strategic Income Opportunities Trust

The Portfolio used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $95.6 million to $1.7 billion, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Strategic Income
Opportunities
Trust	Buys

	Australian Dollar	6,100,000	$5,728,815	Canadian Imperial Bank of Commerce	1/25/2011	$84,712

	Canadian Dollar	6,404,531	6,250,000	Canadian Imperial Bank of Commerce	1/25/2011	(42,242)

	Canadian Dollar	6,479,511	6,288,651	Royal Bank of Canada	1/25/2011	(8,216)

	Canadian Dollar	16,185,836	15,800,000	Toronto Dominion Bank	1/25/2011	(111,458)

			$34,067,466			($77,204)

	Sells

	Australian Dollar	6,100,000	$5,751,385	Canadian Imperial Bank of Commerce	1/25/2011	($62,142)

	Australian Dollar	16,983,156	16,050,611	Standard Chartered Bank	1/25/2011	(134,970)

	Canadian Dollar	5,365,440	5,175,000	Bank of Montreal	1/25/2011	(25,592)

	Canadian Dollar	3,114,750	3,000,000	Bank of Nova Scotia	1/25/2011	(19,052)

	Canadian Dollar	5,181,000	5,000,000	Canadian Imperial Bank of Commerce	1/25/2011	(21,819)

	Euro	15,039,726	20,252,946	UBS AG	1/25/2011	(230,701)

	New Zealand Dollar	21,705,973	15,782,413	Morgan Stanley	1/25/2011	1,847

	Pound Sterling	1,998,377	3,159,634	Bank of Nova Scotia	1/25/2011	22,897

	Pound Sterling	7,500,000	11,720,475	Toronto Dominion Bank	1/25/2011	(51,840)

	Pound Sterling	1,850,000	2,905,221	UBS AG	1/25/2011	1,384

			$88,797,685			($519,988)

Total Return Trust

The Portfolio used forward foreign currency contracts to enhance potential gain/income, manage against anticipated currency exchange rate changes, gain exposure to foreign currencies and to maintain diversity and liquidity of the Portfolio. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $247.4 million to $741.6 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Total Return Trust	Buys

	Australian Dollar	953,000	$915,574	UBS AG	10/5/2010	$5,548

	Australian Dollar	953,000	915,680	Citibank N.A.	10/29/2010	2,776

	Australian Dollar	1,400,000	1,309,473	Credit Suisse	10/29/2010	39,780

	Australian Dollar	2,002,000	1,765,684	Morgan Stanley	10/29/2010	163,748

	Australian Dollar	5,104,000	4,521,429	Royal Bank of Scotland PLC	10/29/2010	397,563

	Brazilian Real	4,442,500	2,500,000	Bank of America N.A.	10/4/2010	125,591

	Brazilian Real	4,088,250	2,300,000	Deutsche Bank AG	10/4/2010	116,223

	Brazilian Real	37,552,590	20,900,000	HSBC Bank	10/4/2010	1,294,202

	Brazilian Real	23,774,637	13,233,864	JPMorgan Chase Bank	10/4/2010	817,340

	Brazilian Real	5,340,050	3,000,000	Morgan Stanley Company	10/4/2010	156,058

	Brazilian Real	3,182,400	1,800,000	Royal Bank of Canada	10/4/2010	80,851

	Brazilian Real	17,317,560	9,700,000	Royal Bank of Scotland PLC	10/4/2010	534,965

	Brazilian Real	77,737,787	43,321,440	HSBC Bank	12/2/2010	2,094,435

	Brazilian Real	19,209,550	10,660,128	Morgan Stanley Company	12/2/2010	562,452

	Brazilian Real	2,862,480	1,600,000	Royal Bank of Scotland PLC	12/2/2010	72,315

	Canadian Dollar	722,561	700,000	BNP Paribas SA	10/5/2010	2,207

	Canadian Dollar	412,850	400,000	Deutsche Bank AG	10/5/2010	1,221

	Canadian Dollar	12,317,000	11,971,852	Bank of America N.A.	11/18/2010	(13,228)

	Canadian Dollar	1,232,000	1,198,490	Barclays Bank PLC	11/18/2010	(2,337)

	Canadian Dollar	822,000	799,413	BNP Paribas SA	11/18/2010	(1,330)

	Canadian Dollar	1,135,000	1,098,901	Citibank N.A.	11/18/2010	3,075

	Canadian Dollar	1,540,000	1,498,512	Credit Suisse	11/18/2010	(3,320)

	Canadian Dollar	428,000	418,071	Deutsche Bank AG	11/18/2010	(2,524)

	Canadian Dollar	201,000	196,341	Royal Bank of Scotland PLC	11/18/2010	(1,189)

	Chinese Yuan Renminbi	5,134,329	774,000	Citibank N.A.	11/17/2010	(6,346)

	Chinese Yuan Renminbi	13,250,332	1,999,854	Deutsche Bank AG	11/17/2010	(18,745)

	Chinese Yuan Renminbi	5,220,814	789,000	Morgan Stanley Company	11/17/2010	(8,415)

	Chinese Yuan Renminbi	98,628,450	14,585,151	Barclays Capital	11/23/2010	163,919

Euro	28,395,000	36,363,489	Deutsche Bank AG	11/23/2010	2,330,395

Euro	2,629,000	3,511,235	Royal Bank of Scotland PLC	11/23/2010	71,305

Indian Rupee	51,238,000	1,100,000	Barclays Capital	11/12/2010	32,566

Indian Rupee	86,412,000	1,900,000	Citibank N.A.	1/12/2011	(8,728)

Indian Rupee	45,680,000	1,000,000	JPMorgan Chase Bank	1/12/2011	(216)

Indian Rupee	45,700,000	1,000,000	Morgan Stanley Company	1/12/2011	221

Indonesian Rupiah	3,254,400,000	320,000	Bank of America N.A.	10/7/2010	44,461

Indonesian Rupiah	22,828,609,000	2,260,000	Citibank N.A.	10/7/2010	296,580

Indonesian Rupiah	3,254,400,000	320,000	Royal Bank of Scotland PLC	10/7/2010	44,461

Indonesian Rupiah	6,655,311,000	670,000	UBS AG	10/7/2010	75,329

Indonesian Rupiah	27,631,750,000	3,050,000	Barclays Capital	11/24/2010	19,981

Indonesian Rupiah	2,335,200,000	240,000	Citibank N.A.	11/24/2010	19,449

Indonesian Rupiah	7,447,600,000	818,770	Deutsche Bank AG	11/24/2010	8,683

Indonesian Rupiah	4,941,750,000	533,039	HSBC Bank	11/24/2010	16,007

Indonesian Rupiah	8,134,500,000	900,000	JPMorgan Chase Bank	11/24/2010	3,771

Indonesian Rupiah	4,528,500,000	500,000	Morgan Stanley Company	11/24/2010	3,132

Indonesian Rupiah	4,872,290,000	530,000	Citibank N.A.	4/15/2011	(1,056)

Indonesian Rupiah	3,692,000,000	400,000	JPMorgan Chase Bank	4/15/2011	809

Indonesian Rupiah	1,842,000,000	200,000	Morgan Stanley Company	4/15/2011	(30)

Indonesian Rupiah	15,297,120,000	1,650,971	Barclays Capital	7/27/2011	(13,328)

Indonesian Rupiah	1,606,500,000	170,000	BNP Paribas SA	7/27/2011	1,985

Indonesian Rupiah	16,333,000,000	1,742,546	Citibank N.A.	7/27/2011	5,994

Indonesian Rupiah	27,761,200,000	2,969,048	HSBC Bank	7/27/2011	2,946

Indonesian Rupiah	1,417,500,000	150,000	Royal Bank of Scotland PLC	7/27/2011	1,751

Malaysian Ringgit	754,776	220,000	Bank of America N.A.	10/12/2010	24,373

Malaysian Ringgit	6,255,990	1,841,621	Barclays Capital	10/12/2010	183,872

Malaysian Ringgit	6,097,479	1,814,832	Citibank N.A.	10/12/2010	159,341

Malaysian Ringgit	3,131,787	958,702	Deutsche Bank AG	10/12/2010	55,272

Malaysian Ringgit	2,420,000	778,962	Barclays Capital	2/7/2011	(1,376)

Malaysian Ringgit	1,550,000	500,000	HSBC Bank	2/7/2011	(1,960)

Malaysian Ringgit	1,551,250	500,000	JPMorgan Chase Bank	2/7/2011	(1,558)

Mexican Peso	32,966,462	2,567,302	Bank of America N.A.	2/22/2011	14,250

Mexican Peso	19,717,568	1,503,962	Barclays Capital	2/22/2011	40,090

Mexican Peso	24,144,518	1,847,241	Citibank N.A.	2/22/2011	43,478

Mexican Peso	5,087,599	395,558	Deutsche Bank AG	2/22/2011	2,843

Mexican Peso	6,347,250	500,000	JPMorgan Chase Bank	2/22/2011	(2,957)

Mexican Peso	52,202,520	4,100,000	Morgan Stanley Company	2/22/2011	(12,103)

Mexican Peso	3,819,600	300,000	UBS AG	2/22/2011	(893)

Philippine Peso	2,223,000	47,837	Barclays Capital	11/15/2010	2,615

Philippine Peso	161,286,000	3,654,874	Citibank N.A.	11/15/2010	5,588

Philippine Peso	2,130,000	45,787	Deutsche Bank AG	11/15/2010	2,555

Philippine Peso	71,562,000	1,600,000	Barclays Capital	6/15/2011	(8,557)

Philippine Peso	49,352,000	1,100,000	JPMorgan Chase Bank	6/15/2011	(2,478)

Pound Sterling	1,700,000	2,684,213	Citibank N.A.	10/5/2010	(13,704)

Pound Sterling	2,700,000	4,265,200	HSBC Bank	10/5/2010	(23,803)

Pound Sterling	4,400,000	6,892,464	Citibank N.A.	12/20/2010	15,687

Pound Sterling	2,200,000	3,470,170	Royal Bank of Scotland PLC	12/20/2010	(16,095)

Singapore Dollar	666,550	500,000	Barclays Bank PLC	11/12/2010	6,820

Singapore Dollar	800,220	600,000	Citibank N.A.	11/12/2010	8,457

Singapore Dollar	660,800	500,000	Citibank N.A.	3/9/2011	2,545

Singapore Dollar	1,452,286	1,100,000	HSBC Bank	3/9/2011	4,477

Singapore Dollar	396,510	300,000	Morgan Stanley	3/9/2011	1,550

South African Rand	1,446,460	200,000	Bank of America N.A.	10/28/2010	6,741

South African Rand	18,282,600	2,500,000	Barclays Bank PLC	10/28/2010	113,108

South African Rand	4,416,345	600,000	Citibank N.A.	10/28/2010	31,223

South African Rand	7,346,840	1,000,000	HSBC Bank	10/28/2010	50,074

South African Rand	3,655,930	500,000	JPMorgan Chase Bank N.A	10/28/2010	22,537

South African Rand	5,136,670	700,000	Morgan Stanley	10/28/2010	34,178

South African Rand	6,527,990	900,000	UBS AG	10/28/2010	33,037

South African Rand	3,642,000	500,000	Barclays Bank PLC	1/28/2011	13,233

South African Rand	2,913,600	400,000	JPMorgan Chase Bank N.A	1/28/2011	10,586

South African Rand	3,800,750	500,000	Barclays Bank PLC	9/13/2011	17,713

South African Rand	2,279,700	300,000	Morgan Stanley	9/13/2011	10,525

South African Rand	1,520,000	200,000	UBS AG	9/13/2011	7,044

South Korean Won	1,075,913,214	913,555	Bank of America N.A.	11/12/2010	31,326

South Korean Won	855,275,000	728,284	Barclays Capital	11/12/2010	22,830

South Korean Won	2,036,615,786	1,749,926	Citibank N.A.	11/12/2010	38,658

South Korean Won	348,780,000	300,000	Deutsche Bank AG	11/12/2010	6,303

South Korean Won	187,680,000	160,000	Goldman Sachs International	11/12/2010	4,823

South Korean Won	2,526,848,500	2,215,000	JPMorgan Chase Bank	11/12/2010	4,113

South Korean Won	3,890,852,800	3,312,714	Morgan Stanley Company	11/12/2010	104,286

South Korean Won	232,300,000	200,000	Royal Bank of Scotland PLC	11/12/2010	4,009

South Korean Won	5,162,288,000	4,500,000	Morgan Stanley Company	1/19/2011	46,736

Taiwan Dollar	19,575,660	632,125	Barclays Capital	10/12/2010	(5,440)

Taiwan Dollar	4,093,612	130,577	Citibank N.A.	10/12/2010	474

Taiwan Dollar	15,433,020	498,000	Deutsche Bank AG	10/12/2010	(3,936)

Taiwan Dollar	9,632,088	310,107	Deutsche Bank AG	1/14/2011	(1,186)

Taiwan Dollar	5,898,000	186,764	JPMorgan Chase Bank	1/14/2011	2,398

Taiwan Dollar	9,079,000	288,910	Morgan Stanley Company	1/14/2011	2,273

Taiwan Dollar	4,917,000	155,135	UBS AG	1/14/2011	2,564

		$286,341,777			$10,631,862

Sells

Australian Dollar	953,000	$918,311	Citibank N.A.	10/5/2010	($2,811)

Australian Dollar	52,000	48,905	Bank of America N.A.	10/29/2010	(1,210)

Brazilian Real	76,488,437	43,189,405	HSBC Bank	10/4/2010	(2,016,527)

Brazilian Real	19,209,550	10,791,882	Morgan Stanley Company	10/4/2010	(561,280)

Canadian Dollar	1,135,411	1,100,312	Citibank N.A.	10/5/2010	(3,117)

Canadian Dollar	6,785,000	6,444,450	Credit Suisse	11/18/2010	(143,134)

Canadian Dollar	40,699,000	38,673,293	Morgan Stanley	11/18/2010	(841,527)

Canadian Dollar	2,976,000	2,845,369	Royal Bank of Canada	11/18/2010	(44,041)

Euro	67,969,000	87,697,342	Credit Suisse	10/26/2010	(4,945,500)

Euro	2,075,000	2,694,587	Barclays Bank PLC	11/23/2010	(133,017)

Euro	483,000	655,420	Credit Suisse	11/23/2010	(2,764)

Euro	7,100,000	9,565,617	UBS AG	11/23/2010	(109,557)

Indonesian Rupiah	10,813,920,000	1,210,288	Barclays Capital	10/7/2010	(765)

Indonesian Rupiah	11,087,100,000	1,235,745	Citibank N.A.	10/7/2010	(5,902)

Indonesian Rupiah	14,091,700,000	1,573,203	HSBC Bank	10/7/2010	(4,929)

Japanese Yen	15,580,000,000	176,059,123	JPMorgan Chase Bank N.A	10/18/2010	(10,595,125)

Japanese Yen	3,773,256,000	44,834,316	Morgan Stanley	11/1/2010	(376,211)

Malaysian Ringgit	2,420,000	783,045	Barclays Capital	10/12/2010	(475)

Pound Sterling	4,400,000	6,896,120	Citibank N.A.	10/5/2010	(15,786)

Pound Sterling	4,973,000	7,721,005	Citibank N.A.	12/20/2010	(86,775)

Pound Sterling	1,068,000	1,662,676	Goldman Sachs International	12/20/2010	(14,120)

Pound Sterling	2,412,000	3,751,150	UBS AG	12/20/2010	(35,772)

South Korean Won	183,780,000	154,788	Barclays Capital	11/12/2010	(6,610)

South Korean Won	4,130,600,000	3,340,990	Citibank N.A.	11/12/2010	(286,560)

South Korean Won	1,671,875,000	1,352,321	JPMorgan Chase Bank	11/12/2010	(115,942)

		$455,199,663			($20,349,457)

Utilities Trust

The Portfolio used forward foreign currency exchange contracts to manage against anticipated currency exchange rate changes. During the period ended September 30, 2010, the Portfolio held forward foreign currency contracts with total USD notional absolute values ranging from approximately $18.2 million to $21.4 million, as measured at each quarter end.

		Principal Amount	Principal Amount			Unrealized
		Covered by	Covered by		Settlement	Appreciation
Portfolio	Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Utilities Trust	Buys

	Euro	202,917	$259,215	Credit Suisse	10/12/2010	$17,393

	Euro	28,064	37,813	Deutsche Bank AG	10/12/2010	443

	Euro	31,924	40,527	Deutsche Bank AG	10/12/2010	2,992

	Euro	310,860	407,675	HSBC Bank	10/12/2010	16,078

	Euro	229,580	289,563	JPMorgan Chase Bank N.A	10/12/2010	23,392

	Euro	171,272	226,859	UBS AG	10/12/2010	6,613

Euro	46,924	59,802	UBS AG	10/14/2010	4,163

Pound Sterling	42,201	65,703	Deutsche Bank AG	10/12/2010	587

		$1,387,157			$71,661

Sells

Euro	521,805	$662,742	Barclays Bank PLC	10/12/2010	($48,565)

Euro	27,287	34,599	Goldman Sachs International	10/12/2010	(2,598)

Euro	288,563	382,735	HSBC Bank	10/12/2010	(10,625)

Euro	515,984	650,333	UBS AG	10/12/2010	(53,038)

Euro	484,735	617,121	Credit Suisse	12/15/2010	(43,308)

Euro	419,224	533,722	Deutsche Bank AG	12/15/2010	(37,451)

Euro	927,999	1,180,980	HSBC Bank	12/15/2010	(83,375)

Euro	912,704	1,161,790	Merrill Lynch International Bank	12/15/2010	(81,727)

Euro	5,169,227	6,575,309	UBS AG	12/15/2010	(467,526)

Pound Sterling	2,514,733	3,818,422	Barclays Bank PLC	10/12/2010	(131,737)

Pound Sterling	2,478,213	3,954,369	Deutsche Bank AG	10/12/2010	61,577

Pound Sterling	30,601	46,356	Goldman Sachs International	10/12/2010	(1,711)

Pound Sterling	30,956	49,046	UBS AG	10/12/2010	419

Pound Sterling	201,804	311,315	Barclays Bank PLC	10/14/2010	(5,675)

		$19,978,839			($905,340)

Options There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Portfolio’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When a Portfolio purchases an option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked -to-market” to reflect current market value. If the purchased option expires, the Portfolio realizes a loss equal to the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the period ended September 30, 2010, the Portfolios used purchased options for the following reasons: High Income Trust, Strategic Bond Trust and Strategic Income Opportunities Trust used purchased options to manage against anticipated currency exchange rates. During the period ended September 30, 2010, High Income Trust, Strategic Bond Trust and Strategic Income Opportunities Trust held purchased options with market values ranging from approximately $0 to $2.1 million, $0 to $263,000 and $196,000 to $557,000, respectively.

The following tables summarize the Portfolios’ written options activities during the period ended September 30, 2010. In addition the table details how the Portfolios used written option contracts during the period ended September 30, 2010.

	Number of Contracts	Premiums

Alpha Opportunities Trust

Outstanding, beginning of period	-	-

Options written	624	$149,544

Option closed	(350)	(65,722)

Options expired	-	-

Outstanding, end of period	274	$83,822

Capital Appreciation Value

Trust

Outstanding, beginning of period	4,441	$849,945

Options written	6,007	904,539

Option closed	(5,232)	(937,683)

Options expired	-	-

Outstanding, end of period	5,216	$816,801

Core Allocation Plus Trust

Outstanding, beginning of period	384	$93,746

Options written	424	97,549

Option closed	(452)	(108,422)

Options expired	(185)	(30,045)

Outstanding, end of period	171	$52,828

Global Bond Trust

Outstanding, beginning of period	130,401,020	$1,954,510

Options written	509,991,834	4,437,265

Option closed	(98,201,492)	(1,586,322)

Options expired	(127,700,906)	(1,725,602)

Outstanding, end of period	414,490,456	$3,079,851

Health Sciences Trust

Outstanding, beginning of period	6,652	$3,506,838

Options written	7,740	3,998,870

Option closed	(6,876)	(3,107,288)

Options expired	(1,389)	(324,859)

Outstanding, end of period	6,127	$4,073,561

Real Return Bond Trust

Outstanding, beginning of period	123,700,000	$1,420,619

Options written	72,400,050	422,078

Option closed	(147,100,042)	(1,531,282)

Options expired	(2,900,000)	(15,080)

Outstanding, end of period	46,100,008	$296,335

Strategic Bond Trust

Outstanding, beginning of period	552	$238,561

Options written	935	440,355

Option closed	(773)	(346,918)

Options expired	(484)	(152,964)

Outstanding, end of period	230	$179,034

Total Return Trust

Outstanding, beginning of period	773,501,949	$10,028,639

Options written	2,357,105,895	17,189,948

Option closed	(798,306,004)	(9,721,886)

Options expired	(1,072,601,064)	(7,729,758)

Outstanding, end of period	1,259,700,776	$9,766,943

Value & Restructuring Trust

Outstanding, beginning of period	-	-

Options written	13,581	$1,668,917

Options closed	(4,097)	(443,931)

Options expired	(6,155)	(500,187)

Outstanding, end of period	3,329	$724,799

Options on Securities

Alpha Opportunities Trust

The Portfolio used written options to enhance potential gain/income.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Alpha Opportunities Trust	Calls

	American Tower Corp., Class A	$50.00	Oct 2010	147	$26,115	($27,930)

	Citrix Systems, Inc.	70.00	Oct 2010	55	12,682	(7,425)

	F5 Networks, Inc.	95.00	Oct 2010	33	27,534	(32,670)

Salesforce.Com, Inc.	120.00	Oct 2010	29	11,151	(3,741)

Salesforce.Com, Inc.	115.00	Oct 2010	10	6,340	(2,660)

			274	$83,822	($74,426)

Capital Appreciation Value Trust

The Portfolio used written options to enhance potential gain/income and gain exposure to certain securities.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Capital Appreciation Value
Trust	Calls

	AT&T, Inc.	$25.00	Jan 2011	318	$57,239	($119,250)

	Bank of America Corp.	17.50	Jan 2011	510	91,814	(6,120)

	Baxter International, Inc.	52.50	Jan 2012	176	47,542	(57,640)

	Exxon Mobil Corp.	70.00	Jan 2012	568	143,676	(140,864)

	JPMorgan Chase & Company	50.00	Jan 2012	274	77,097	(49,320)

	Pfizer, Inc.	20.00	Jan 2011	2,462	159,619	(36,930)

	PG&E Corp.	50.00	Mar 2011	92	7,268	(8,740)

	Procter & Gamble Company	65.00	Jan 2011	816	229,546	(27,744)

				5,216	$813,801	($446,608)

Core Allocation Plus Trust

The Portfolio used written options to enhance potential gain/income.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Core Allocation Plus Trust	Calls

	American Tower Corp., Class A	$50.00	Oct 2010	93	$16,522	($17,670)

	Citrix Systems, Inc.	70.00	Oct 2010	33	7,609	(4,455)

	F5 Networks, Inc.	95.00	Oct 2010	22	18,356	(21,780)

Salesforce.Com, Inc.	115.00	Oct 2010	6	3,804	(1,596)

Salesforce.Com, Inc.	120.00	Oct 2010	17	6,537	(2,193)

			171	$52,828	($47,694)

Health Sciences Trust

The Portfolio used written options to enhance potential gain/income and gain exposure to certain securities.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Health Sciences Trust	Calls

	Acorda Therapeutics, Inc.	$35.00	Jan 2011	15	$3,330	($4,463)

	Acorda Therapeutics, Inc.	40.00	Jan 2011	15	1,905	(2,437)

	Acorda Therapeutics, Inc.	50.00	Jan 2011	28	6,356	(560)

	Allergan, Inc.	70.00	Oct 2010	15	3,030	(450)

	Allergan, Inc.	80.00	Jan 2012	12	4,404	(3,900)

	Celgene Corp.	70.00	Jan 2011	72	22,952	(3,168)

	Celgene Corp.	75.00	Jan 2011	46	9,987	(690)

	Cephalon, Inc.	75.00	Jan 2011	58	9,830	(2,900)

	Community Health Systems, Inc.	40.00	Jan 2011	57	6,954	(1,853)

	Covidien PLC	55.00	Oct 2010	15	2,280	(150)

	CVS Caremark Corp.	40.00	Jan 2011	16	2,061	(128)

	Davita, Inc.	65.00	Jan 2011	13	3,471	(8,190)

	Dendreon Corp.	60.00	Jan 2011	30	14,490	(2,760)

	Dendreon Corp.	65.00	Jan 2011	14	7,273	(770)

	Edwards Lifesciences Corp.	60.00	Oct 2010	14	4,170	(10,220)

	Edwards Lifesciences Corp.	55.00	Nov 2010	60	19,500	(78,000)

	Express Scripts, Inc.	60.00	Jan 2011	14	3,593	(490)

	Express Scripts, Inc.	55.00	Jan 2011	43	4,816	(4,945)

	Gilead Sciences, Inc.	46.00	Nov 2010	87	10,485	(174)

	Gilead Sciences, Inc.	39.00	Nov 2010	86	9,267	(3,440)

Gilead Sciences, Inc.	37.00	Nov 2010	44	5,264	(4,268)

Gilead Sciences, Inc.	36.00	Nov 2010	14	1,764	(1,974)

Gilead Sciences, Inc.	50.00	Jan 2011	31	11,532	(124)

Gilead Sciences, Inc.	55.00	Jan 2011	49	13,328	(147)

Gilead Sciences, Inc.	40.00	Jan 2011	43	5,246	(3,397)

Human Genome Sciences, Inc.	32.00	Oct 2010	12	1,212	(348)

Intermune, Inc.	60.00	Jan 2011	43	25,670	(344)

Intuitive Surgical, Inc.	380.00	Jan 2011	5	9,499	(1,195)

Intuitive Surgical, Inc.	400.00	Jan 2011	6	14,382	(930)

Medco Health Solutions, Inc.	70.00	Oct 2010	22	2,200	(110)

Medco Health Solutions, Inc.	70.00	Jan 2011	22	4,555	(220)

Medtronic, Inc.	50.00	Jan 2011	38	8,295	(114)

Merck & Company, Inc.	39.00	Oct 2010	44	4,400	(264)

Mindray Medical International, Ltd.	30.00	Jan 2011	43	5,676	(9,568)

Momenta Pharmaceuticals, Inc.	30.00	Jan 2011	14	5,278	(245)

Pfizer, Inc.	20.00	Jan 2011	92	8,924	(1,380)

St. Jude Medical, Inc.	45.00	Oct 2010	46	5,842	(230)

St. Jude Medical, Inc.	45.00	Jan 2011	63	15,694	(3,150)

Stryker Corp.	55.00	Jan 2011	41	6,372	(4,305)

Stryker Corp.	50.00	Jan 2011	14	3,038	(4,200)

Teva Pharmaceutical	65.00	Jan 2011	12	3,444	(192)

Teva Pharmaceutical	70.00	Jan 2011	45	10,357	(225)

Teva Pharmaceutical	57.50	Jan 2011	10	1,010	(990)

Vertex Pharmaceuticals, Inc.	45.00	Oct 2010	30	10,743	(450)

Wellpoint, Inc.	90.00	Jan 2011	14	3,038	(126)

			1,507	$336,917	($168,184)

Puts

Abbott Laboratories	$55.00	Jan 2011	15	$9,180	($6,525)

Acorda Therapeutics, Inc.	30.00	Jan 2011	3	1,894	(757)

Acorda Therapeutics, Inc.	35.00	Jan 2011	36	25,272	(17,640)

Acorda Therapeutics, Inc.	40.00	Jan 2011	31	24,653	(25,575)

Acorda Therapeutics, Inc.	25.00	Jan 2011	15	9,430	(1,687)

Alexion Pharmaceuticals, Inc.	50.00	Jan 2011	4	3,308	(660)

Alexion Pharmaceuticals, Inc.	60.00	Jan 2011	55	54,702	(22,550)

Alexion Pharmaceuticals, Inc.	45.00	Jan 2011	6	4,503	(660)

Alexion Pharmaceuticals, Inc.	60.00	May 2011	28	18,109	(16,240)

Allergan, Inc.	65.00	Jan 2011	5	4,635	(1,875)

Allergan, Inc.	60.00	Jan 2011	34	37,297	(6,970)

Allos Therapeutics, Inc.	10.00	Oct 2010	30	10,710	(15,900)

AMAG Pharmaceuticals, Inc.	40.00	Jan 2011	1	707	(2,230)

AMAG Pharmaceuticals, Inc.	45.00	Jan 2011	8	9,567	(21,880)

AMAG Pharmaceuticals, Inc.	50.00	Jan 2011	28	35,480	(90,580)

AMAG Pharmaceuticals, Inc.	20.00	Jan 2012	22	9,399	(13,090)

AmerisourceBergen Corp.	35.00	Jan 2011	34	23,716	(16,320)

Amgen, Inc.	55.00	Jan 2011	14	8,663	(4,886)

Amgen, Inc.	57.50	Jan 2011	6	4,722	(2,850)

Amgen, Inc.	60.00	Jan 2011	11	9,602	(6,902)

Amylin Pharmaceuticals, Inc.	15.00	Jan 2011	34	14,178	(2,890)

Amylin Pharmaceuticals, Inc.	20.00	Jan 2011	34	21,148	(7,871)

Amylin Pharmaceuticals, Inc.	25.00	Jan 2012	18	12,322	(12,285)

Auxilium Pharmaceuticals, Inc.	30.00	Jan 2011	5	3,538	(3,225)

Baxter International, Inc.	50.00	Jan 2011	37	17,719	(14,800)

Baxter International, Inc.	55.00	Jan 2011	23	18,591	(17,883)

BioCryst Pharmaceuticals, Inc.	12.50	Jan 2011	27	16,224	(20,790)

Biogen Idec, Inc.	55.00	Jan 2011	14	10,318	(4,998)

Biogen Idec, Inc.	60.00	Jan 2011	5	4,635	(3,100)

Biogen Idec, Inc.	50.00	Jan 2011	16	11,454	(2,960)

Boston Scientific Corp.	12.50	Jan 2011	25	8,419	(15,937)

Cardinal Health, Inc.	40.00	Jan 2011	17	15,288	(12,155)

Celgene Corp.	55.00	Jan 2011	3	2,691	(894)

Celgene Corp.	65.00	Jan 2011	15	20,875	(12,863)

Celgene Corp.	70.00	Jan 2011	40	61,556	(51,000)

Celgene Corp.	60.00	Jan 2011	15	19,884	(7,725)

Cephalon, Inc.	65.00	Nov 2010	14	7,329	(5,880)

Cephalon, Inc.	55.00	Jan 2011	5	3,635	(775)

Cephalon, Inc.	65.00	Jan 2011	28	16,219	(15,260)

Cerner Corp	90.00	Jan 2011	30	41,078	(26,850)

Cerner Corp	95.00	Jan 2011	21	37,401	(27,300)

Cerner Corp	80.00	Jan 2011	32	54,463	(12,416)

Cerner Corp	75.00	Jan 2011	47	57,432	(11,515)

Cerner Corp.	100.00	Jan 2011	34	72,467	(58,140)

Cigna Corp.	40.00	Jan 2011	60	45,720	(30,900)

Covance, Inc.	60.00	Nov 2010	7	4,461	(9,135)

Cubist Pharmaceuticals, Inc.	17.50	Jan 2011	30	9,140	(1,200)

CVS Caremark Corp.	40.00	Jan 2011	36	32,565	(31,500)

CVS Caremark Corp.	35.00	Jan 2011	6	4,422	(2,568)

CVS Caremark Corp.	30.00	Jan 2011	6	2,622	(858)

Davita, Inc.	70.00	Jan 2011	4	3,828	(1,680)

Davita, Inc.	65.00	Jan 2011	43	28,701	(9,245)

Davita, Inc.	65.00	Apr 2011	17	10,749	(5,695)

Dendreon Corp.	25.00	Jan 2011	16	12,752	(1,488)

Dendreon Corp.	50.00	Jan 2011	24	20,781	(27,240)

Dendreon Corp.	55.00	Jan 2011	27	31,623	(41,310)

Dendreon Corp.	60.00	Jan 2011	49	64,857	(97,143)

Dendreon Corp.	60.00	Jan 2012	19	33,594	(43,700)

Dentsply International, Inc.	40.00	Oct 2010	29	17,313	(23,055)

Edwards Lifesciences Corp.	57.50	Nov 2010	60	51,750	(3,750)

Edwards Lifesciences Corp.	60.00	Feb 2011	31	25,101	(7,750)

Edwards Lifesciences Corp.	65.00	Feb 2011	22	21,128	(9,020)

Elan Corp. PLC	10.00	Jan 2011	51	17,975	(21,930)

Eli Lilly & Company	40.00	Jan 2011	45	33,969	(18,900)

Express Scripts, Inc.	50.00	Jan 2011	22	13,516	(9,020)

Express Scripts, Inc.	52.50	Jan 2011	38	26,180	(21,090)

Express Scripts, Inc.	55.00	Jan 2011	66	46,794	(50,490)

Express Scripts, Inc.	40.00	Jan 2011	32	23,716	(3,328)

Express Scripts, Inc.	42.50	Jan 2011	12	7,936	(1,668)

Express Scripts, Inc.	45.00	Jan 2011	18	11,609	(3,564)

Express Scripts, Inc.	47.50	Jan 2011	30	23,104	(9,300)

Forest Laboratories, Inc.	35.00	Jan 2011	120	76,659	(54,600)

Genzyme Corp.	75.00	Jan 2011	20	15,073	(10,150)

Genzyme Corp.	75.00	Apr 2011	14	8,638	(7,455)

Gilead Sciences, Inc.	36.00	Nov 2010	29	10,152	(5,133)

Gilead Sciences, Inc.	45.00	Jan 2011	14	10,423	(13,125)

Gilead Sciences, Inc.	40.00	Jan 2011	6	3,416	(3,000)

Gilead Sciences, Inc.	35.00	Jan 2011	11	5,159	(2,332)

Health Management Associates, Inc., Class A	10.00	Nov 2010	54	11,178	(12,555)

Human Genome Sciences, Inc.	30.00	Oct 2010	23	9,936	(2,576)

Human Genome Sciences, Inc.	35.00	Jan 2011	12	12,274	(10,050)

Human Genome Sciences, Inc.	30.00	Jan 2011	23	17,375	(13,283)

Human Genome Sciences, Inc.	20.00	Jan 2011	27	28,272	(5,967)

Illumina, Inc.	35.00	Jan 2011	24	21,527	(1,140)

Illumina, Inc.	45.00	Jan 2011	31	30,756	(7,285)

Illumina, Inc.	50.00	Jan 2011	7	7,809	(3,185)

Illumina, Inc.	50.00	Mar 2011	42	29,711	(24,318)

Illumina, Inc.	60.00	Jan 2012	1	1,587	(1,595)

Intermune, Inc.	45.00	Jan 2011	24	29,287	(74,940)

Intermune, Inc.	50.00	Jan 2011	24	35,739	(87,360)

Intermune, Inc.	15.00	Apr 2011	67	45,333	(39,698)

Intuitive Surgical, Inc.	320.00	Jan 2011	6	23,082	(28,140)

Intuitive Surgical, Inc.	370.00	Jan 2011	5	25,284	(44,075)

Intuitive Surgical, Inc.	310.00	Jan 2011	3	12,441	(11,790)

Johnson & Johnson	65.00	Jan 2011	63	76,669	(28,350)

Johnson & Johnson	70.00	Jan 2011	67	100,201	(58,625)

King Pharmaceuticals, Inc.	15.00	Jan 2011	10	4,070	(5,100)

Life Technologies Corp.	50.00	Jan 2012	11	10,777	(9,075)

Mckesson Corp.	80.00	Jan 2011	17	19,914	(31,280)

Mckesson Corp.	80.00	Jan 2012	29	48,992	(59,595)

Medco Health Solutions, Inc.	60.00	Jan 2011	15	12,360	(12,900)

Medicines Company	12.50	Jan 2011	28	7,444	(2,450)

Medicines Company	18.00	Apr 2011	42	18,393	(19,110)

Medtronic, Inc.	35.00	Jan 2012	28	17,976	(16,660)

Momenta Pharmaceuticals, Inc.	17.50	Jan 2011	12	6,564	(5,220)

Momenta Pharmaceuticals, Inc.	25.00	Jan 2011	30	18,313	(31,350)

Monsanto Company	50.00	Oct 2010	13	7,176	(4,355)

Monsanto Company	57.50	Oct 2010	29	20,925	(29,000)

Monsanto Company	55.00	Jan 2011	14	13,958	(12,880)

Monsanto Company	60.00	Jan 2011	34	36,873	(44,710)

Monsanto Company	65.00	Jan 2011	40	42,648	(71,800)

Monsanto Company	60.00	Apr 2011	24	25,075	(34,320)

Monsanto Company	62.50	Jan 2012	34	44,659	(63,325)

Neurocrine Biosciences, Inc.	7.50	Nov 2010	11	2,717	(1,650)

Nuance Communications, Inc.	20.00	Jan 2011	31	19,606	(13,950)

Onyx Pharmaceuticals, Inc.	30.00	Jan 2011	32	23,948	(15,840)

Pfizer, Inc.	25.00	Jan 2011	286	218,391	(228,800)

Pfizer, Inc.	20.00	Jan 2011	255	120,028	(78,412)

Pfizer, Inc.	22.50	Jan 2011	257	134,356	(141,350)

Quest Diagnostics, Inc.	60.00	Jan 2011	18	11,976	(18,180)

Quest Diagnostics, Inc.	55.00	Jan 2011	16	12,824	(8,640)

Salix Pharmaceuticals, Ltd.	35.00	Jan 2011	12	15,564	(2,940)

Salix Pharmaceuticals, Ltd.	50.00	Jan 2011	31	32,873	(33,170)

Sanofi Aventis	35.00	Mar 2011	28	15,876	(9,520)

Savient Pharmaceuticals, Inc.	15.00	Jan 2011	28	14,479	(3,220)

St. Jude Medical, Inc.	40.00	Oct 2010	24	6,629	(2,700)

St. Jude Medical, Inc.	40.00	Jan 2011	44	19,606	(11,880)

St. Jude Medical, Inc.	35.00	Jan 2011	32	17,550	(2,880)

Stericycle, Inc.	60.00	Nov 2010	1	657	(30)

Stryker Corp.	50.00	Jan 2011	5	3,035	(1,450)

Stryker Corp.	55.00	Jan 2011	6	3,942	(3,660)

Stryker Corp.	65.00	Jan 2011	57	50,459	(84,360)

SXC Health Solutions Corp.	30.00	Oct 2010	18	5,670	(90)

SXC Health Solutions Corp.	37.50	Jan 2011	10	6,356	(4,050)

Teva Pharmaceutical	65.00	Jan 2011	12	10,764	(14,850)

Teva Pharmaceutical	70.00	Jan 2011	6	6,282	(10,380)

Thermo Fisher Scientific, Inc.	50.00	Mar 2011	18	11,372	(8,010)

UnitedHealth Group	35.00	Jan 2011	29	22,823	(6,322)

UnitedHealth Group	35.00	Jan 2012	30	26,660	(15,600)

Universal Health Services, Class B	45.00	Oct 2010	6	3,432	(3,600)

Universal Health Services, Class B	40.00	Jan 2011	14	8,964	(4,200)

Valeant Pharmaceuticals International	60.00	Jan 2011	72	72,098	(22,320)

Valeant Pharmaceuticals International	65.00	Jan 2012	16	18,712	(13,680)

Vertex Pharmaceuticals, Inc.	40.00	Jan 2011	9	10,323	(5,400)

Vertex Pharmaceuticals, Inc.	45.00	Jan 2011	16	21,924	(16,640)

Walgreen Company	45.00	Jan 2011	95	86,875	(110,912)

Walgreen Company	50.00	Jan 2011	89	105,381	(147,918)

Warner Chilcott PLC, Class A	16.50	Oct 2010	31	7,347	(155)

Waters Corp.	75.00	Nov 2010	14	17,153	(7,630)

Waters Corp.	65.00	Feb 2011	9	6,903	(2,385)

Wellcare Health Plans, Inc.	35.00	Jan 2011	31	31,836	(19,995)

Wellpoint, Inc.	60.00	Jan 2011	11	10,881	(6,655)

Wellpoint, Inc.	55.00	Jan 2011	23	14,060	(7,820)

Zimmer Holdings, Inc.	60.00	Jan 2011	35	21,895	(28,875)

			4,620	$3,736,644	($3,235,792)

Value & Restructuring Trust

The Portfolio used written options to enhance potential gain/income.

				Number
		Exercise	Expiration	of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Value & Restructuring Trust	Calls

	AGCO Corp.	$35.00	Nov 2010	91	$19,352	($44,590)

	Anadarko Petroleum Corp.	45.00	Nov 2010	92	78,107	(122,820)

	Anadarko Petroleum Corp.	47.50	Nov 2010	92	65,227	(95,680)

	Avon Products, Inc.	34.00	Oct 2010	75	2,845	(1,125)

	Baxter International, Inc.	44.00	Nov 2010	92	27,251	(39,790)

	Celanese Corp., Series A	30.00	Oct 2010	98	11,829	(23,520)

	Commscope, Inc.	30.00	Oct 2010	46	4,926	(230)

	ConocoPhillips	60.00	Nov 2010	75	7,801	(6,075)

	ConocoPhillips	55.00	Nov 2010	92	28,887	(32,660)

	Consol Energy, Inc.	65.00	Oct 2010	30	1,670	(120)

	Copa Holdings S.A., Class A	55.00	Feb 2011	70	27,229	(27,300)

	Devon Energy Corp.	67.50	Oct 2010	91	21,237	(3,549)

	Diamondrock Hospitality Company	10.00	Oct 2010	50	1,200	(1,500)

	Eaton Corp.	85.00	Oct 2010	137	17,717	(10,960)

	Freeport McMoran Copper	85.00	Oct 2010	100	22,067	(26,000)

	Freeport McMoran Copper	75.00	Nov 2010	93	55,055	(110,391)

	Goldman Sachs Group, Inc.	160.00	Oct 2010	52	4,682	(728)

	Host Hotels & Resorts, Inc.	15.00	Oct 2010	100	3,400	(3,500)

	International Business Machines Corp.	145.00	Oct 2010	46	6,210	(276)

	International Business Machines Corp.	135.00	Oct 2010	50	2,400	(7,250)

	Invesco, Ltd.	20.00	Oct 2010	52	3,767	(8,580)

	Loews Corp.	40.00	Dec 2010	45	3,780	(2,700)

	Lorillard, Inc.	80.00	Oct 2010	45	9,109	(6,300)

	Lorillard, Inc.	85.00	Oct 2010	52	2,208	(572)

	Metlife, Inc.	45.00	Oct 2010	105	3,046	(420)

	Morgan Stanley	28.00	Oct 2010	50	2,800	(150)

	Murphy Oil Corp.	60.00	Oct 2010	90	12,105	(24,750)

	Noble Energy, Inc.	80.00	Oct 2010	151	16,912	(2,265)

PPG Industries, Inc.	75.00	Oct 2010	52	1,300	(2,860)

PPG Industries, Inc.	70.00	Oct 2010	210	46,304	(73,500)

Schnitzer Steel Industry, Inc.	44.00	Jan 2011	93	68,261	(67,425)

Stanley Black & Decker, Inc.	57.50	Oct 2010	117	38,492	(47,970)

Stanley Black & Decker, Inc.	65.00	Oct 2010	53	3,392	(1,060)

Stanley Black & Decker, Inc.	62.50	Oct 2010	205	15,222	(16,400)

TJX Companies, Inc.	45.00	Oct 2010	50	750	(3,500)

Tyco International, Ltd.	41.00	Oct 2010	50	1,616	(100)

Union Pacific Corp.	85.00	Oct 2010	105	5,792	(4,830)

Union Pacific Corp.	80.00	Nov 2010	117	39,124	(51,480)

United Technologies Corp.	75.00	Jan 2011	115	41,727	(22,310)

			3,329	$724,799	($895,236)

Options on Exchange -Traded Futures

Global Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Global Bond Trust	Puts

	Eurodollar Futures	$99.50	Dec 2010	456	$107,160	($37,050)

				456	$107,160	($37,050)

Real Return Bond Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Real Return Bond Trust	Calls

Eurodollar Futures	$99.50	Dec 2010	4	$1,240	($1,725)

			4	$1,240	($1,725)

Puts

Eurodollar Futures	$99.50	Dec 2010	4	$965	($325)

			4	$965	($325)

Strategic Bond Trust

The Portfolio used written options to manage against anticipated interest rate changes.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Strategic Bond Trust	Calls

	Eurodollar Futures	$99.625	Mar 2011	14	$2,229	($2,625)

	Eurodollar Futures	98.875	Mar 2011	34	28,789	(62,900)

	Eurodollar Futures	98.750	Mar 2011	37	35,955	(79,550)

	U.S. Treasury 5-Year Note Futures	120.000	Nov 2010	11	3,886	(13,750)

	U.S. Treasury 10-Year Note
	Futures	127.000	Nov 2010	9	6,018	(8,578)

				105	$76,877	($167,403)

	Puts

	Eurodollar Futures	$99.375	Mar 2011	14	$3,805	($2,187)

	Eurodollar Futures	98.750	Mar 2011	37	33,530	(1,850)

	Eurodollar Futures	98.875	Mar 2011	34	33,889	(2,125)

	U.S. Treasury 10-Year Note
	Futures	122.000	Nov 2010	18	14,848	(3,938)

	U.S. Treasury 10-Year Note
	Futures	120.000	Nov 2010	22	16,085	(1,719)

				125	$102,157	($11,819)

Total Return Trust

The Portfolio used written options to enhance potential gain/income and manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

		Exercise	Expiration	Number of
Portfolio	Name of Issuer	Price	Date	Contracts	Premium	Value

Total Return Trust	Calls

	U.S. Treasury 5-Year Note Futures	$121.00	Nov 2010	98	$50,286	($62,016)

	U.S. Treasury 5-Year Note Futures	121.50	Nov 2010	290	78,541	(120,078)

				388	$128,827	($182,094)

	Puts

	U.S. Treasury 5-Year Note Futures	$119.00	Nov 2010	388	$214,905	($66,688)

				388	$214,905	($66,688)

Interest Rate Swaptions

Global Bond Trust

The Portfolio used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

				Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Portfolio	Name of Issuer	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Global Bond
Trust	Calls

	5-Year Interest		3-Month USD
	Rate Swap	Citibank N.A.	LIBOR	Receive	1.50%	Dec 2010	USD	4,100,000	$13,530	($18,005)

	5-Year Interest		3-Month USD
	Rate Swap	JPMorgan Chase	LIBOR	Receive	1.50%	Dec 2010	USD	4,100,000	13,530	(18,005)

		Morgan Stanley
	10-Year Interest	Capital Services,	3-Month USD
	Rate Swap	Inc.	LIBOR	Receive	3.25%	Oct 2010	USD	55,600,000	372,520	(3,269,723)

								63,800,000	$399,580	($3,305,733)

	Puts

2-Year Interest	Bank of America	3-Month USD
Rate Swap	N.A	LIBOR	Receive	2.25%	Sep 2012	USD	31,500,000	$277,482	($210,492)

2-Year Interest	The Royal Bank	3-Month USD
Rate Swap	of Scotland PLC	LIBOR	Receive	2.25%	Sep 2012	USD	40,200,000	338,150	(268,628)

3-Year Interest	Bank of America	3-Month USD
Rate Swap	N.A	LIBOR	Receive	3.00%	Jun 2012	USD	13,100,000	133,100	(70,185)

3-Year Interest	Barclays Bank	3-Month USD
Rate Swap	PLC	LIBOR	Receive	3.00%	Jun 2012	USD	6,100,000	54,667	(32,681)

3-Year Interest		3-Month USD
Rate Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	15,000,000	167,787	(80,364)

3-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	3.00%	Jun 2012	USD	7,900,000	85,858	(42,325)

3-Year Interest	Deutsche Bank	3-Month USD
Rate Swap	AG	LIBOR	Receive	2.75%	Jun 2012	USD	8,500,000	88,235	(56,450)

3-Year Interest		3-Month USD
Rate Swap	JPMorgan Chase	LIBOR	Receive	3.00%	Jun 2012	USD	9,300,000	88,135	(49,826)

3-Year Interest	The Royal Bank	3-Month USD
Rate Swap	of Scotland PLC	LIBOR	Receive	3.00%	Jun 2012	USD	9,300,000	103,050	(49,826)

3-Year Interest	The Royal Bank	3-Month USD
Rate Swap	of Scotland PLC	LIBOR	Receive	2.75%	Jun 2012	USD	8,100,000	79,380	(53,794)

5-Year Interest		3-Month USD
Rate Swap	Citibank N.A.	LIBOR	Receive	2.10%	Dec 2010	USD	4,100,000	19,270	(5,415)

5-Year Interest		3-Month USD
Rate Swap	JPMorgan Chase	LIBOR	Receive	2.10%	Dec 2010	USD	4,100,000	18,860	(5,415)

	Morgan Stanley
10-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	5.00%	Oct 2010	USD	55,600,000	444,800	(6)

	Morgan Stanley
10-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	9,000,000	54,000	(2,461)

							221,800,000	$1,952,774	($927,868)

Real Return Bond Trust

The Portfolio used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

				Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Portfolio	Name of Issuer	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Real Return
Bond Trust	Calls

		Morgan Stanley
	5-Year Interest	Capital Services,	3-Month USD
	Rate Swap	Inc.	LIBOR	Receive	1.45%	Oct 2010	USD	2,200,000	$4,620	($4,073)

	5-Year Interest		3-Month USD
	Rate Swap	UBS AG	LIBOR	Receive	1.45%	Oct 2010	USD	2,200,000	5,500	(4,073)

	5-Year Interest	Bank of America	3-Month USD
	Rate Swap	N.A	LIBOR	Receive	1.35%	Dec 2010	USD	1,600,000	4,160	(3,506)

	10-Year Interest		3-Month USD
	Rate Swap	Citibank N.A.	LIBOR	Receive	3.25%	Jan 2011	USD	1,200,000	6,600	(67,758)

								7,200,000	$20,880	($79,410)

	Puts

	2-Year Interest	Bank of America	3-Month USD
	Rate Swap	N.A	LIBOR	Receive	2.25%	Sep 2012	USD	500,000	$3,417	($3,341)

		Morgan Stanley
	2-Year Interest	Capital Services,	3-Month USD
	Rate Swap	Inc.	LIBOR	Receive	2.25%	Sep 2012	USD	200,000	1,280	(1,336)

	2-Year Interest	The Royal Bank	3-Month USD
	Rate Swap	of Scotland PLC	LIBOR	Receive	2.25%	Sep 2012	USD	9,700,000	77,658	(64,817)

	3-Year Interest	Bank of America	3-Month USD
	Rate Swap	N.A	LIBOR	Receive	3.00%	Jun 2012	USD	1,500,000	14,898	(8,036)

	3-Year Interest		3-Month USD
	Rate Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	3,400,000	34,065	(18,216)

	3-Year Interest	Deutsche Bank	3-Month USD
	Rate Swap	AG	LIBOR	Receive	3.00%	Jun 2012	USD	1,000,000	11,177	(5,358)

3-Year Interest	The Royal Bank	3-Month USD
Rate Swap	of Scotland PLC	LIBOR	Receive	3.00%	Jun 2012	USD	1,800,000	19,945	(9,644)

	Morgan Stanley
5-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	1.95%	Oct 2010	USD	2,200,000	7,920	(424)

5-Year Interest		3-Month USD
Rate Swap	UBS AG	LIBOR	Receive	1.80%	Oct 2010	USD	2,200,000	4,400	(1,544)

5-Year Interest	The Royal Bank	3-Month USD
Rate Swap	of Scotland PLC	LIBOR	Receive	4.00%	Dec 2010	USD	3,700,000	21,368	-

5-Year Interest	Bank of America	3-Month USD
Rate Swap	N.A	LIBOR	Receive	1.95%	Dec 2010	USD	1,600,000	3,040	(3,683)

10-Year Interest		3-Month USD
Rate Swap	Citibank N.A.	LIBOR	Receive	5.00%	Jan 2011	USD	1,200,000	9,720	(65)

	Morgan Stanley
10-Year Interest	Capital Services,	3-Month USD
Rate Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	900,000	5,940	(246)

10-Year Interest	The Royal Bank	3-Month USD
Rate Swap	of Scotland PLC	LIBOR	Receive	10.00%	Jul 2012	USD	1,700,000	11,560	(465)

							31,600,000	$226,388	($117,175)

Total Return Trust

The Portfolio used written interest rate swaptions to enhance potential gain/income, manage against anticipated interest rate changes and maintain diversity and liquidity of the Portfolio.

Pay/Receive
			Floating Rate	Floating	Exercise	Expiration		Notional
Portfolio	Name of Issuer	Counterparty	Index	Rate	Rate	Date		Amount	Premium	Value

Total Return
Trust	Calls

	5-Year Interest	Bank of America	3 Month USD-
	Rate Swap	N.A	LIBOR	Receive	1.45%	Oct 2010	USD	10,800,000	$21,330	($19,994)

	5-Year Interest		3 Month USD-
	Rate Swap	Citibank N.A.	LIBOR	Receive	1.60%	Oct 2010	USD	48,500,000	126,100	(244,969)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	1.45%	Oct 2010	USD	7,700,000	11,550	(14,255)

5-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	1.45%	Oct 2010	USD	30,600,000	44,049	(56,650)

5-Year Interest	JPMorgan Chase	3 Month USD-
Rate Swap	Bank	LIBOR	Receive	1.60%	Oct 2010	USD	43,600,000	98,100	(220,219)

5-Year Interest	JPMorgan Chase	3 Month USD-
Rate Swap	Bank	LIBOR	Receive	1.45%	Oct 2010	USD	8,400,000	14,490	(15,551)

	Morgan Stanley
5-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	1.45%	Oct 2010	USD	31,700,000	66,570	(58,686)

5-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	1.60%	Oct 2010	USD	8,700,000	18,085	(43,943)

10-Year Interest		3 Month USD-
Rate Swap	BNP Paribas	LIBOR	Receive	3.25%	Oct 2010	USD	16,600,000	54,780	(976,213)

10-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	3.25%	Oct 2010	USD	6,900,000	31,395	(405,775)

10-Year Interest	Credit Suisse	3 Month USD-
Rate Swap	International	LIBOR	Receive	3.25%	Oct 2010	USD	12,200,000	70,760	(717,458)

							225,700,000	$557,209	($2,773,713)

Puts

2-Year Interest	Bank of America	3 Month USD-
Rate Swap	N.A	LIBOR	Receive	2.25%	Sep 2012	USD	37,500,000	$315,552	($250,586)

2-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	2.25%	Sep 2012	USD	4,500,000	30,656	(29,605)

	Morgan Stanley
2-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	2.25%	Sep 2012	USD	5,400,000	34,560	(36,084)

2-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	2.25%	Sep 2012	USD	153,500,000	1,218,510	(1,025,730)

3-Year Interest	Bank of America	3 Month USD-
Rate Swap	N.A	LIBOR	Receive	3.00%	Jun 2012	USD	47,600,000	498,938	(255,022)

3-Year Interest	Barclays Bank	3 Month USD-
Rate Swap	PLC	LIBOR	Receive	3.00%	Jun 2012	USD	22,600,000	202,131	(121,082)

3-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	3.00%	Jun 2012	USD	48,600,000	528,726	(260,379)

3-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	3.00%	Jun 2012	USD	32,600,000	354,771	(174,658)

3-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	2.75%	Jun 2012	USD	17,200,000	178,546	(114,229)

3-Year Interest	JPMorgan Chase	3 Month USD-
Rate Swap	Bank	LIBOR	Receive	3.00%	Jun 2012	USD	59,900,000	610,239	(320,920)

3-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	3.00%	Jun 2012	USD	89,700,000	774,214	(480,577)

3-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	2.75%	Jun 2012	USD	24,200,000	237,160	(160,717)

5-Year Interest	Bank of America	3 Month USD-
Rate Swap	N.A	LIBOR	Receive	1.95%	Oct 2010	USD	10,800,000	32,400	(2,079)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	2.10%	Oct 2010	USD	48,500,000	235,057	(2,236)

5-Year Interest	Credit Suisse	3 Month USD-
Rate Swap	International	LIBOR	Receive	1.95%	Oct 2010	USD	19,000,000	94,050	(3,658)

5-Year Interest	JPMorgan Chase	3 Month USD-
Rate Swap	Bank	LIBOR	Receive	2.10%	Oct 2010	USD	43,600,000	185,300	(2,010)

5-Year Interest	JPMorgan Chase	3 Month USD-
Rate Swap	Bank	LIBOR	Receive	1.95%	Oct 2010	USD	8,400,000	25,200	(1,617)

	Morgan Stanley
5-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	1.95%	Oct 2010	USD	31,700,000	114,120	(6,102)

	Morgan Stanley
5-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	4.00%	Oct 2010	USD	15,600,000	81,900	(2)

5-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	2.10%	Oct 2010	USD	8,700,000	48,720	(401)

	Morgan Stanley
5-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	4.00%	Dec 2010	USD	83,200,000	524,160	(8)

5-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	4.00%	Dec 2010	USD	15,400,000	99,330	(2)

5-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	3.25%	Jul 2012	USD	29,700,000	734,283	(422,248)

5-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	3.25%	Jul 2012	USD	9,900,000	248,589	(140,749)

10-Year Interest		3 Month USD-
Rate Swap	BNP Paribas	LIBOR	Receive	5.00%	Oct 2010	USD	16,600,000	119,520	(2)

10-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	5.00%	Oct 2010	USD	6,900,000	32,775	(1)

10-Year Interest	Credit Suisse	3 Month USD-
Rate Swap	International	LIBOR	Receive	5.00%	Oct 2010	USD	12,200,000	89,060	(1)

10-Year Interest		3 Month USD-
Rate Swap	Citibank N.A.	LIBOR	Receive	5.00%	Jan 2011	USD	33,500,000	271,350	(1,812)

10-Year Interest	Bank of America	3 Month USD-
Rate Swap	N.A	LIBOR	Receive	4.00%	Jun 2011	USD	9,800,000	136,220	(55,824)

10-Year Interest	Barclays Bank	3 Month USD-
Rate Swap	PLC	LIBOR	Receive	4.00%	Jun 2011	USD	5,300,000	74,465	(30,190)

10-Year Interest	Deutsche Bank	3 Month USD-
Rate Swap	AG	LIBOR	Receive	4.00%	Jun 2011	USD	4,900,000	66,885	(27,912)

10-Year Interest	The Royal Bank	3 Month USD-
Rate Swap	of Scotland PLC	LIBOR	Receive	4.00%	Jun 2011	USD	11,200,000	158,306	(63,799)

	Morgan Stanley
10-Year Interest	Capital Services,	3 Month USD-
Rate Swap	Inc.	LIBOR	Receive	10.00%	Jul 2012	USD	18,500,000	111,463	(5,058)

							986,700,000	$8,467,156	($3,995,300)

Credit Default Swaptions

Global Bond Trust

The Portfolio used written credit default swaptions to enhance potential gain/income.

									USD
				Buy/Sell	Exercise	Expiration		Notional	Notional
Portfolio	Name of Issuer	Counterparty	Index	Protection	Rate	Date		Amount	Amount	Premium	Value

Global Bond
Trust	Calls

	5-Year Credit		DJ
	Default Swap	BNP Paribas	ITRAXX	Sell	0.90%	Nov 2010	EUR	2,500,000	$3,408,126	$10,718	($4,364)

		Morgan Stanley
	5-Year Credit	Capital Services,
	Default Swap	Inc.	CDX.IG14	Sell	0.90%	Nov 2010	USD	1,600,000	1,600,000	1,960	(2,026)

	5-Year Credit	Bank of America
	Default Swap	N.A	CDX.IG14	Sell	0.90%	Dec 2010	USD	3,100,000	3,100,000	5,780	(5,171)

	5-Year Credit
	Default Swap	BNP Paribas	CDX.IG14	Sell	0.90%	Dec 2010	USD	8,000,000	8,000,000	24,400	(12,787)

	5-Year Credit		DJ
	Default Swap	BNP Paribas	ITRAXX	Sell	0.90%	Dec 2010	EUR	7,200,000	9,815,402	20,196	(18,472)

	5-Year Credit	Credit Suisse
	Default Swap	International	CDX.IG14	Sell	0.90%	Dec 2010	USD	4,000,000	4,000,000	11,800	(9,141)

	5-Year Credit		DJ
	Default Swap	JPMorgan Chase	ITRAXX	Sell	0.90%	Dec 2010	EUR	3,000,000	4,089,751	12,560	(7,481)

		Morgan Stanley
	5-Year Credit	Capital Services,	DJ
	Default Swap	Inc.	ITRAXX	Sell	0.90%	Dec 2010	EUR	5,400,000	7,361,552	19,129	(13,699)

	5-Year Credit		DJ
	Default Swap	UBS AG	ITRAXX	Sell	0.90%	Dec 2010	EUR	1,600,000	2,181,201	6,455	(4,268)

	5-Year Credit
	Default Swap	UBS AG	CDX.IC14	Sell	0.90%	Dec 2010	USD	3,300,000	3,300,000	6,480	(5,809)

								39,700,000	$46,856,032	$119,478	($83,218)

	Puts

5-Year Credit		DJ
Default Swap	BNP Paribas	ITRAXX	Sell	1.60%	Nov 2010	EUR	2,500,000	$3,408,126	$9,069	($2,641)

	Morgan Stanley
5-Year Credit	Capital Services,
Default Swap	Inc.	CDX.IG14	Sell	1.50%	Nov 2010	USD	1,600,000	1,600,000	1,720	(965)

5-Year Credit	Bank of America
Default Swap	N.A	CDX.IG14	Sell	1.50%	Dec 2010	USD	3,100,000	3,100,000	8,520	(3,883)

5-Year Credit
Default Swap	BNP Paribas	CDX.IG14	Sell	1.50%	Dec 2010	USD	8,000,000	8,000,000	24,400	(10,820)

5-Year Credit		DJ
Default Swap	BNP Paribas	ITRAXX	Sell	1.60%	Dec 2010	EUR	3,000,000	4,089,751	17,480	(6,652)

5-Year Credit		DJ
Default Swap	BNP Paribas	ITRAXX	Sell	1.50%	Dec 2010	EUR	4,200,000	5,725,651	22,158	(11,735)

5-Year Credit	Credit Suisse
Default Swap	International	CDX.IG14	Sell	1.50%	Dec 2010	USD	4,000,000	4,000,000	12,800	(4,882)

5-Year Credit		DJ
Default Swap	JPMorgan Chase	ITRAXX	Sell	1.60%	Dec 2010	EUR	3,000,000	4,089,751	12,560	(6,736)

	Morgan Stanley
5-Year Credit	Capital Services,	DJ
Default Swap	Inc.	ITRAXX	Sell	1.60%	Dec 2010	EUR	5,400,000	7,361,552	16,779	(12,012)

5-Year Credit		DJ
Default Swap	UBS AG	ITRAXX	Sell	1.60%	Dec 2010	EUR	1,600,000	2,181,201	6,455	(3,426)

5-Year Credit
Default Swap	UBS AG	CDX.IG14	Sell	1.50%	Dec 2010	USD	3,300,000	3,300,000	9,330	(4,297)

							39,700,000	$46,856,032	$141,271	($68,049)

Real Return Bond Trust

The Portfolio used written credit default swaptions to enhance potential gain/income.

USD
				Buy/Sell	Exercise	Expiration	Notional	Notional
Portfolio	Name of Issuer	Counterparty	Index	Protection	Rate	Date	Amount	Amount	Premium	Value

Real Return
Bond Trust	Calls

	5-Year Credit		DJ
	Default Swap	JPMorgan Chase	ITRAXX	Sell	1.00%	Nov 2010	EUR	100,000	$136,325	$231	($232)

	5-Year Credit
	Default Swap	UBS AG	CDX.IG14	Sell	0.90%	Dec 2010	USD	900,000	900,000	1,710	(1,584)

		Morgan Stanley
	5-Year Credit	Capital Services,	DJ
	Default Swap	Inc.	ITRAXX	Sell	0.90%	Mar 2011	EUR	600,000	817,950	1,778	(2,200)

								1,600,000	$1,854,275	$3,719	($4,016)

	Puts

	5-Year Credit		DJ
	Default Swap	JPMorgan Chase	ITRAXX	Sell	1.40%	Nov 2010	EUR	100,000	$136,325	$387	($389)

	5-Year Credit
	Default Swap	UBS AG	CDX.IG14	Sell	1.50%	Dec 2010	USD	900,000	900,000	1,800	(1,172)

		Morgan Stanley
	5-Year Credit	Capital Services,	DJ
	Default Swap	Inc.	ITRAXX	Sell	1.60%	Mar 2011	EUR	600,000	817,950	4,567	(4,905)

		Morgan Stanley
	5-Year Credit	Capital Services,
	Default Swap	Inc.	CDX.IG15	Sell	1.70%	Mar 2011	USD	100,000	100,000	470	(359)

		Morgan Stanley
	5-Year Credit	Capital Services,	DJ
	Default Swap	Inc.	ITRAXX	Sell	1.80%	Mar 2011	EUR	100,000	136,325	719	(711)

								1,800,000	$2,090,600	$7,943	($7,536)

Total Return Trust

The Portfolio used written credit default swaptions to enhance potential gain/income.

USD
				Buy/Sell	Exercise	Expiration	Notional	Notional
Portfolio	Name of Issuer	Counterparty	Index	Protection	Rate	Date	Amount	Amount	Premium	Value

Total Return
Trust	Calls

		Morgan Stanley
	5-Year Credit	Capital Services,	DJ
	Default Swap	Inc.	ITRAXX	Sell	0.90%	Mar 2011	EUR	1,000,000	$1,363,250	$2,964	($3,667)

								1,000,000	$1,363,250	$2,964	($3,667)

	Puts

	5-Year Credit	Bank of America
	Default Swap	N.A.	CDX.IG15	Sell	1.20%	Dec 2010	USD	5,100,000	$5,100,000	$28,305	($21,573)

	5-Year Credit
	Default Swap	BNP Paribas	CDX.IG15	Sell	1.20%	Dec 2010	USD	5,300,000	5,300,000	28,355	(21,624)

		Morgan Stanley
	5-Year Credit	Capital Services,	DJ
	Default Swap	Inc.	ITRAXX	Sell	1.60%	Mar 2011	EUR	1,000,000	1,363,250	7,612	(8,175)

								11,400,000	$11,763,250	$64,272	($51,372)

Foreign Currency Options

Global Bond Trust

The Portfolio used written options to enhance potential gain/income.

							USD
			Exercise	Expiration		Notional	Notional
Portfolio	Name of Issuer	Counterparty	Price	Date		Amount	Amount	Premium	Value

Global Bond Trust	Calls

		JP Morgan
	U.S. Dollar versus Brazilian Real	Chase Bank	$1.78	Oct 2010	USD	3,700,000	$3,700,000	$25,900	($8,769)

		HSBC Bank
	U.S. Dollar versus Brazilian Real	USA	1.78	Oct 2010	USD	6,800,000	6,800,000	52,700	(16,116)

		The Royal Bank
	U.S. Dollar versus Brazilian Real	of Scotland PLC	1.82	Oct 2010	USD	3,600,000	3,600,000	25,920	(79)

		JP Morgan
	U.S. Dollar versus Brazilian Real	Chase Bank	1.82	Oct 2010	USD	3,600,000	3,600,000	25,380	(79)

		HSBC Bank
	U.S. Dollar versus Brazilian Real	USA	1.80	Oct 2010	USD	3,500,000	3,500,000	18,900	(592)

	U.S. Dollar versus Mexican Peso	Citibank N.A.	13.25	Oct 2010	USD	3,700,000	3,700,000	26,270	(9,324)

	U.S. Dollar versus Mexican Peso	Citibank N.A.	13.25	Oct 2010	USD	6,800,000	6,800,000	54,060	(17,136)

U.S. Dollar versus Mexican Peso	Citibank N.A.	13.55	Oct 2010	USD	3,500,000	3,500,000	24,850	(46)

U.S. Dollar versus Mexican Peso	Citibank N.A.	12.85	Oct 2010	USD	5,390,000	5,390,000	32,879	(38,161)

	Bank of
U.S. Dollar versus South Korean Won	America N.A.	1,200.00	Oct 2010	USD	1,725,000	1,725,000	11,946	(4,145)

U.S. Dollar versus South Korean Won	Citibank N.A.	1,200.00	Oct 2010	USD	3,450,000	3,450,000	23,391	(8,290)

	Deutsche
U.S. Dollar versus South Korean Won	Bank AG	1,200.00	Oct 2010	USD	1,725,000	1,725,000	11,592	(4,145)

					47,490,000	$47,490,000	$333,788	($106,882)

Inflation Floors

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate (based on the Consumer Price Index or other measure), or floor.

Global Bond Trust

The Portfolio used written options to enhance potential gain/income.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of (-1.00% -
Global Bond	Floor- OTC CPURNSA			Index Final/Index Initial - 1)
Trust	Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	2,000,000	$25,800	($25,800)

							2,000,000	$25,800	($25,800)

Real Return Bond Trust

The Portfolio used written options to enhance potential gain/income.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

Maximum of (-1.00% -
Real Return	Floor- OTC CPURNSA			Index Final/Index Initial - 1)
Bond Trust	Index	Citibank N.A.	215.949	or $0	Mar 2020	USD	1,100,000	$9,460	($13,754)

			Maximum of (-1.00% -
Floor- OTC CPURNSA			Index Final/Index Initial - 1)
Index	Citibank N.A.	216.687	or $0	Apr 2020	USD	2,600,000	23,160	(32,961)

			Maximum of (-1.00% -
Floor- OTC CPURNSA			Index Final/Index Initial - 1)
Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	200,000	2,580	(2,580)

						3,900,000	$35,200	($49,295)

Total Return Trust

The Portfolio used written options to enhance potential gain/income.

			Strike		Expiration		Notional
Portfolio	Description	Counterparty	Index	Exercise Index	Date		Amount	Premium	Value

				Maximum of (-1.00% -
Total Return	Floor- OTC CPURNSA	Deutsche Bank		Index Final/Index Initial - 1)
Trust	Index	AG	215.949	or $0	Mar 2020	USD	2,600,000	$19,500	($28,581)

				Maximum of (-1.00% -
	Floor- OTC CPURNSA			Index Final/Index Initial - 1)
	Index	Citibank N.A.	215.949	or $0	Mar 2020	USD	7,500,000	63,460	(93,779)

				Maximum of (-1.00% -
	Floor- OTC CPURNSA			Index Final/Index Initial - 1)
	Index	Citibank N.A.	216.687	or $0	Apr 2020	USD	17,900,000	159,640	(226,924)

				Maximum of (-1.00% -
	Floor- OTC CPURNSA			Index Final/Index Initial - 1)
	Index	Citibank N.A.	217.965	or $0	Sep 2020	USD	6,900,000	89,010	(89,010)

							34,900,000	$331,610	($438,294)

Interest rate swaps Interest rate swaps represent an agreement between a Portfolio and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Portfolio settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

The following table summarizes the contracts held at September 30, 2010 and the range of notional contracts amounts held by the Portfolios during the period ended September 30, 2010. In addition, the table details how the Portfolios used interest rate swap contracts during the period ended September 30, 2010.

Global Bond Trust

The Portfolio used interest rate swaps to enhance potential gain/income. During the period ended September 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $79.6 million to $387.9 million, as measured at each quarter end.

								Unamortized
								Upfront	Unrealized
				USD Notional	Payments Made	Payments	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Fund	Received by Fund	Date	(Received)	(Depreciation)	Market Value

Global Bond Trust

	Bank of America N.A.	1,640,000,000	JPY	$18,502,384	6 Month LIBOR	Fixed 1.500%	Dec 2020	$360,262	$511,930	$872,192

	Barclays Bank PLC	2,500,000	EUR	3,311,877	FRCPXTOB	Fixed 1.948%	Mar 2012	-	80,620	80,620

					3 Month BBR-
	Barclays Bank PLC	16,500,000	AUD	15,833,398	BBSW	Fixed 5.250%	Jun 2012	(5,186)	6,331	1,145

					6 Month BBR-
	Barclays Bank PLC	15,000,000	AUD	14,393,998	BBSW	Fixed 5.500%	Dec 2015	(10,798)	17,438	6,640

	Barclays Bank PLC	540,000,000	JPY	6,094,464	6 Month LIBOR	Fixed 1.500%	Dec 2020	123,432	163,753	287,185

					3 Month BBR-
	Citibank N.A.	18,000,000	AUD	17,272,798	BBSW	Fixed 5.250%	Jun 2012	(7,276)	8,525	1,249

	Credit Suisse
	International	17,068,528	BRL	12,004,595	CDI	Fixed 11.760%	Jan 2012	218,828	(15,044)	203,784

					6 Month BBR-
	Deutsche Bank AG	1,200,000	AUD	994,320	BBSW	Fixed 6.000%	Dec 2020	5,463	31,921	37,384

	HSBC Bank	39,347,816	BRL	28,336,974	CDI	Fixed 11.530%	Jan 2012	35,124	40	35,164

	JPMorgan Chase Bank	9,140,939	BRL	6,450,488	CDI	Fixed 11.250%	Jan 2012	-	(14,391)	(14,391)

	Merrill Lynch
	International	42,601,898	BRL	29,494,662	CDI	Fixed 11.330%	Jan 2012	-	(37,244)	(37,244)

	The Royal Bank of
	Scotland PLC	5,517,955	BRL	3,893,538	CDI	Fixed 11.245%	Jan 2012	-	(8,687)	(8,687)

	The Royal Bank of
	Scotland PLC	2,100,000	EUR	2,800,351	FRCPXTOB	Fixed 1.955%	Mar 2012	-	64,103	64,103

	The Royal Bank of
	Scotland PLC	1,500,000	EUR	2,000,400	FRCPXTOB	Fixed 1.950%	Mar 2012	-	44,919	44,919

The Royal Bank of				3 Month BA-
Scotland PLC	17,400,000	CAD	16,927,717	CDOR	Fixed 2.500%	Jun 2013	7,961	88,117	96,078

The Royal Bank of
Scotland PLC	4,600,000,000	JPY	50,693,898	6 Month LIBOR	Fixed 1.500%	Dec 2020	641,986	1,804,406	2,446,392

			$229,005,862				$1,369,796	$2,746,737	$4,116,533

Investment Quality Bond Trust

The Portfolio used interest rate swaps to enhance potential gain/income and manage against anticipated interest rate changes. During the period ended September 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts as represented below, as measured at each quarter end.

								Unamortized
								Upfront	Unrealized
				USD Notional	Payments Made	Payments	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Fund	Received by Fund	Date	(Received)	(Depreciation)	Market Value

Investment Quality Bond Trust

	JPMorgan Chase Bank	5,100,000	USD	$5,100,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	-	($915,166)	($915,166)

	JPMorgan Chase Bank	2,100,000	USD	2,100,000	Fixed 3.425%	3 Month LIBOR	Jun 2039	-	(61,392)	(61,392)

				$7,200,000				-	($976,558)	($976,558)

Real Return Bond Trust

The Portfolio used interest rate swaps to enhance potential gain/income. During the period ended September 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $16.9 million to $51.0 million, as measured at each quarter end.

								Unamortized
								Upfront	Unrealized
				USD Notional	Payments Made	Payments	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Fund	Received by Fund	Date	(Received)	(Depreciation)	Market Value

Real Return Bond Trust

	Barclays Bank PLC	1,800,000	EUR	$2,163,511	FRCPXTOB	Fixed 2.103%	Oct 2010	-	$81,989	$81,989

	BNP Paribas	2,000,000	EUR	2,430,500	FRCPXTOB	Fixed 2.090%	Oct 2010	-	89,254	89,254

	BNP Paribas	2,600,000	EUR	3,089,321	FRCPXTOB	Fixed 2.040%	Feb 2011	-	117,711	117,711

	BNP Paribas	346,229	BRL	286,336	CDI	Fixed 11.880%	Jan 2013	($2,358)	5,186	2,828

	Deutsche Bank AG	100,000	GBP	156,175	UK-RPI	Fixed 3.450%	Sep 2012	-	480	480

	HSBC Bank	2,062,483	BRL	1,424,177	CDI	Fixed 11.140%	Jan 2012	9,591	16,488	26,079

	HSBC Bank	493,216	BRL	335,570	CDI	Fixed 11.360%	Jan 2012	1,689	3,856	5,545

JPMorgan Chase Bank	823,508	BRL	584,624	CDI	Fixed 11.250%	Jan 2012	(25)	(1,272)	(1,297)

Morgan Stanley Capital
Services, Inc.	7,970,824	BRL	5,201,204	CDI	Fixed 10.115%	Jan 2012	(57,715)	(126,534)	(184,249)

Morgan Stanley Capital
Services, Inc.	1,308,600	BRL	902,934	CDI	Fixed 11.670%	Jan 2012	14,244	13,075	27,319

Morgan Stanley Capital
Services, Inc.	818,810	BRL	554,324	CDI	Fixed 11.600%	Jan 2012	8,184	7,998	16,182

Morgan Stanley Capital
Services, Inc.	1,063,932	BRL	715,131	CDI	Fixed 11.630%	Jan 2012	(459)	6,609	6,150

Morgan Stanley Capital
Services, Inc.	164,594	BRL	116,618	CDI	Fixed 11.290%	Jan 2012	(212)	18	(194)

The Royal Bank of
Scotland PLC	200,000	GBP	311,150	UK-RPI	Fixed 3.440%	Sep 2012	-	512	512

UBS AG	3,200,000	EUR	4,046,878	FRCPXTOB	Fixed 2.095%	Oct 2011	-	166,315	166,315

UBS AG	344,311	BRL	276,549	CDI	Fixed 12.070%	Jan 2013	(1,760)	5,981	4,221

			$22,595,002				($28,821)	$387,666	$358,845

Strategic Bond Trust

The Portfolio used interest rate swaps to manage against anticipated interest rate changes. During the period ended September 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts as represented below.

								Unamortized
								Upfront	Unrealized
				USD Notional	Payments Made	Payments	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Fund	Received by Fund	Date	(Received)	(Depreciation)	Market Value

Strategic Bond Trust

	JPMorgan Chase Bank	3,573,000	USD	$3,573,000	Fixed †	3 Month LIBOR	Feb 2025	-	($431,116)	($431,116)

	Morgan Stanley &
	Company, Inc.	6,430,000	USD	6,430,000	Fixed †	3 Month LIBOR	Feb 2025	-	(793,062)	(793,062)

Morgan Stanley &
Company, Inc.	5,170,000	USD	5,170,000	Fixed †	3 Month LIBOR	Nov 2027	-	(628,893)	(628,893)

			$15,173,000				-	($1,853,071)	($1,853,071)

† No payments made by the Portfolio until maturity. Payment amount is derived from subtracting the floating notional amounts from fixed amounts.

Total Return Trust

The Portfolio used interest rate swaps to enhance potential gain/income. During the period ended September 30, 2010, the Portfolio held interest rate swaps with total USD notional amounts ranging approximately from $550.4 million to $977.4 million, as measured at each quarter end.

								Unamortized
								Upfront	Unrealized
				USD Notional	Payments Made	Payments	Maturity	Payment Paid	Appreciation
Portfolio	Counterparty	Notional Amount	Currency	Amount	by Fund	Received by Fund	Date	(Received)	(Depreciation)	Market Value

Total Return Trust

					6 Month
	Bank of America N.A.	55,200,000	EUR	$69,600,607	EURIBOR	Fixed 2.000%	Sep 2015	($383,748)	$525,297	$141,549

	Barclays Bank PLC	4,800,000	EUR	5,800,402	FRCPXTOB	Fixed 2.103%	Oct 2010	-	218,636	218,636

	Barclays Bank PLC	832,345	BRL	426,658	CDI	Fixed 10.600%	Jan 2012	-	3,545	3,545

	Barclays Bank PLC	1,410,102	BRL	967,008	CDI	Fixed 10.835%	Jan 2012	2,861	8,587	11,448

	Barclays Bank PLC	31,889,089	BRL	25,291,723	CDI	Fixed 12.285%	Jan 2013	107,973	415,642	523,615

	Barclays Bank PLC	20,893,899	BRL	16,696,466	CDI	Fixed 11.910%	Jan 2013	30,758	142,261	173,019

	Barclays Bank PLC	295,200,000	MXN	22,923,128	TIIE Banxico	Fixed 7.340%	Jan 2015	(715)	1,495,734	1,495,019

					6 Month
	Barclays Bank PLC	10,500,000	EUR	13,822,719	EURIBOR	Fixed 2.000%	Sep 2015	(90,334)	117,259	26,925

	BNP Paribas	1,100,000	EUR	1,336,775	FRCPXTOB	Fixed 2.090%	Oct 2010	-	49,090	49,090

	BNP Paribas	7,233,385	BRL	4,864,304	CDI	Fixed 11.390%	Jan 2012	-	37,668	37,668

	BNP Paribas	6,370,618	BRL	5,104,693	CDI	Fixed 11.880%	Jan 2013	642	51,385	52,027

	BNP Paribas	1,924,329	BRL	1,806,586	CDI	Fixed 12.110%	Jan 2014	-	27,686	27,686

	BNP Paribas	17,787,435	BRL	17,426,874	CDI	Fixed 12.560%	Jan 2014	-	362,535	362,535

					6 Month
	BNP Paribas	5,200,000	EUR	6,845,537	EURIBOR	Fixed 2.000%	Sep 2015	(40,052)	53,386	13,334

	Citibank N.A.	86,600,000	MXN	6,687,775	TIIE Banxico	Fixed 7.330%	Jan 2015	(4,320)	440,145	435,825

	Credit Suisse
	International	29,258,875	BRL	23,284,121	CDI	Fixed 12.480%	Jan 2013	73,254	320,419	393,673

Credit Suisse				6 Month
International	13,100,000	EUR	16,558,405	EURIBOR	Fixed 2.000%	Sep 2015	(113,483)	147,075	33,592

				3 Month BBR-
Deutsche Bank AG	3,100,000	AUD	2,200,845	BBSW	Fixed 4.500%	Jun 2011	5,300	(18,191)	(12,891)

Goldman Sachs	8,457,156	BRL	5,355,408	CDI	Fixed 10.835%	Jan 2012	4,995	63,691	68,686

Goldman Sachs	7,280,833	BRL	4,838,327	CDI	Fixed 10.990%	Jan 2012	14,852	42,049	56,901

Goldman Sachs	18,075,936	BRL	14,186,900	CDI	Fixed 11.890%	Jan 2013	5,575	154,728	160,303

Goldman Sachs	6,568,740	BRL	5,040,921	CDI	Fixed 11.930%	Jan 2013	(13,633)	73,222	59,589

Goldman Sachs	11,680,667	BRL	11,554,826	CDI	Fixed 12.650%	Jan 2014	141,432	204,617	346,049

HSBC Bank	544,703	BRL	445,434	CDI	Fixed 14.765%	Jan 2012	2,465	38,417	40,882

HSBC Bank	1,248,311	BRL	639,986	CDI	Fixed 10.610%	Jan 2012	-	5,513	5,513

HSBC Bank	70,612,116	BRL	48,057,275	CDI	Fixed 11.360%	Jan 2012	27,192	766,633	793,825

HSBC Bank	3,712,469	BRL	2,577,162	CDI	Fixed 11.140%	Jan 2012	20,431	26,511	46,942

HSBC Bank	19,313,939	BRL	15,228,015	CDI	Fixed 11.890%	Jan 2013	22,579	148,778	171,357

HSBC Bank	32,422,359	BRL	26,132,485	CDI	Fixed 12.300%	Jan 2013	113,825	430,814	544,639

HSBC Bank	4,431,734	BRL	3,412,454	CDI	Fixed 11.880%	Jan 2013	(4,481)	34,325	29,844

HSBC Bank	916,307	BRL	880,088	CDI	Fixed 12.540%	Jan 2014	10,381	14,145	24,526

JPMorgan Chase Bank	499,407	BRL	255,995	CDI	Fixed 10.600%	Jan 2012	-	2,127	2,127

JPMorgan Chase Bank	23,012,079	BRL	18,758,891	CDI	Fixed 12.170%	Jan 2013	100,721	225,137	325,858

JPMorgan Chase Bank	4,182,669	BRL	3,878,924	CDI	Fixed 12.200%	Jan 2014	(1,420)	73,913	72,493

JPMorgan Chase Bank	48,700,000	MXN	3,760,908	TIIE Banxico	Fixed 7.330%	Jan 2015	(2,423)	247,511	245,088

Merrill Lynch Capital
Services, Inc.	8,869,939	BRL	5,572,597	CDI	Fixed 11.980%	Jan 2012	-	223,518	223,518

Merrill Lynch Capital
Services, Inc.	1,788,759	BRL	1,455,700	CDI	Fixed 14.765%	Jan 2012	5,014	129,314	134,328

Merrill Lynch Capital
Services, Inc.	9,183,778	BRL	6,226,408	CDI	Fixed 10.990%	Jan 2012	17,525	54,248	71,773

Merrill Lynch Capital
Services, Inc.	16,470,871	BRL	12,915,456	CDI	Fixed 11.900%	Jan 2013	15,524	114,043	129,567

Morgan Stanley Capital
Services, Inc.	34,116,729	BRL	28,246,811	CDI	Fixed 12.590%	Jan 2013	6,340	514,329	520,669

Morgan Stanley Capital
Services, Inc.	3,935,486	BRL	3,020,668	CDI	Fixed 11.980%	Jan 2013	8,880	31,512	40,392

Morgan Stanley Capital
Services, Inc.	9,399,570	BRL	9,249,859	CDI	Fixed 12.510%	Jan 2014	75,450	169,136	244,586

Morgan Stanley Capital				6 Month
Services, Inc.	100,000	EUR	125,915	EURIBOR	Fixed 2.000%	Sep 2015	(637)	893	256

UBS AG	1,100,000	EUR	1,348,876	FRCPXTOB	Fixed 2.146%	Oct 2010	-	53,615	53,615

				3 Month BBR-
UBS AG	47,500,000	AUD	33,782,006	BBSW	Fixed 4.500%	Jun 2011	4,145	(201,674)	(197,529)

UBS AG	10,408,592	BRL	6,393,032	CDI	Fixed 10.575%	Jan 2012	(66,115)	(36,107)	(102,222)

UBS AG	9,999,305	BRL	6,914,825	CDI	Fixed 12.540%	Jan 2012	(2,551)	368,227	365,676

UBS AG	5,422,384	BRL	3,601,441	CDI	Fixed 11.420%	Jan 2012	-	30,181	30,181

				6 Month BBR-
UBS AG	26,000,000	AUD	21,538,406	BBSW	Fixed 6.000%	Sep 2012	-	392,285	392,285

UBS AG	2,066,802	BRL	1,645,639	CDI	Fixed 12.070%	Jan 2013	7,474	17,854	25,328

UBS AG	1,913,031	BRL	1,809,211	CDI	Fixed 12.250%	Jan 2014	9,150	27,194	36,344

			$550,495,475				$110,826	$8,838,858	$8,949,684

Credit default swaps Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. A Portfolio may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Portfolio may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

The following table summarizes the contracts held at September 30, 2010 and the range of contracts notional amounts held by the Portfolios during the period ended September 30, 2010. In addition the table details how the Portfolios used credit default swap contracts as a buyer of protection during the period ended September 30, 2010.

Core Allocation Plus Trust

The Portfolio used credit default swaps to enhance potential gain/income and manage against potential credit events. During the period ended September 30, 2010, the Portfolio held credit default swaps with total USD notional amount as represented below.

					USD			Unamortized	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Upfront Payment	Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Market Value

Core Allocation Plus Trust

		Everest Reinsurance
	Goldman Sachs	Holdings, Inc.	50,000	USD	$50,000	(1.750)%	Dec 2013	-	($1,184)	($1,184)

					$50,000			-	($1,184)	($1,184)

Global Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and to manage against potential credit events. During the period ended September 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $141.5 million to $167.8 million, as measured at each quarter end.

					USD			Unamortized	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Upfront Payment	Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Market Value

Global Bond Trust

	Bank of America N.A.	Rio Tinto Alcan, Inc.	1,100,000	USD	$1,100,000	(0.290)%	Mar 2011	-	($942)	($942)

	Bank Of America
	N.A.	CNA Financial Corp.	4,000,000	USD	4,000,000	(0.940)%	Dec 2014	-	185,095	185,095

	Bank of America N.A.	Harris Corp.	500,000	USD	500,000	(1.440)%	Dec 2017	-	(28,022)	(28,022)

	Bank of America N.A.	Computer Sciences Corp.	2,700,000	USD	2,700,000	(0.970)%	Mar 2018	-	101,290	101,290

		Marsh & McLennan
	Bank of America N.A.	Companies, Inc.	3,000,000	USD	3,000,000	(0.990)%	Sep 2015	-	40,258	40,258

	Bank of America N.A.	Prologis	2,000,000	USD	2,000,000	(1.480)%	Dec 2015	-	210,879	210,879

	Spectra Energy Capital,
Bank of America N.A.	LLC	3,000,000	USD	3,000,000	(1.180)%	Jun 2018	-	(62,444)	(62,444)

	Starwood Hotels &
Bank of America N.A.	Resorts Worldwide, Inc.	3,000,000	USD	3,000,000	(1.490)%	Jun 2018	-	74,914	74,914

Barclays Bank PLC	Sealed Air Corp.	3,000,000	USD	3,000,000	(1.035)%	Sep 2013	-	52,696	52,696

Barclays Bank PLC	Citigroup, Inc.	5,500,000	USD	5,500,000	(0.870)%	Jun 2018	-	301,774	301,774

Barclays Bank PLC	National Grid PLC	1,700,000	USD	1,700,000	(0.208)%	Jun 2011	-	969	969

Barclays Bank PLC	CDX.NA.IG.8	46,464,000	USD	46,464,000	(0.600)%	Jun 2017	$1,208,725	863,164	2,071,889

Barclays Bank PLC	Citigroup, Inc.	2,800,000	USD	2,800,000	(1.350)%	Sep 2018	-	64,970	64,970

Bear Stearns	CNA Financial Corp.	900,000	USD	900,000	(0.440)%	Sep 2011	-	6,526	6,526

	Goldman Sachs Group,
Bear Stearns	Inc.	1,100,000	USD	1,100,000	(0.330)%	Mar 2016	-	65,429	65,429

Bear Stearns	Loews Corp.	400,000	USD	400,000	(0.330)%	Mar 2016	-	15,365	15,365

Bear Stearns	Sprint Nextel Corp.	1,400,000	USD	1,400,000	(1.125)%	Dec 2016	-	185,075	185,075

BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.743)%	Jun 2013	-	(34,351)	(34,351)

BNP Paribas	Vivendi	1,300,000	USD	1,300,000	(1.780)%	Jun 2013	-	(35,700)	(35,700)

BNP Paribas	Vivendi	1,100,000	USD	1,100,000	(1.820)%	Jun 2013	-	(31,410)	(31,410)

	The Bear Stearns
BNP Paribas	Companies, Inc.	600,000	USD	600,000	(2.180)%	Mar 2018	-	(55,217)	(55,217)

	The Goldman Sachs
Citibank N.A.	Group, Inc.	1,000,000	USD	1,000,000	(1.370)%	Jun 2018	-	8,670	8,670

Citibank N.A.	Autozone, Inc	800,000	USD	800,000	(0.680)%	Dec 2012	-	(5,116)	(5,116)

Citibank N.A.	Pearson PLC	3,000,000	USD	3,000,000	(0.570)%	Jun 2013	-	(19,838)	(19,838)

Citibank N.A.	Sealed Air Corp.	1,200,000	USD	1,200,000	(0.590)%	Sep 2013	-	36,612	36,612

Deutsche Bank AG	Barclays Bank PLC	2,000,000	EUR	2,870,301	(4.350)%	Sep 2013	-	(229,270)	(229,270)

	Tate & Lyle Public
Deutsche Bank AG	Limited Company	400,000	USD	400,000	(0.510)%	Dec 2014	-	10,310	10,310

	Marsh & McLennan
Deutsche Bank AG	Companies, Inc.	2,000,000	USD	2,000,000	(0.800)%	Sep 2015	-	44,804	44,804

	Spectra Energy Capital,
Deutsche Bank AG	LLC	1,000,000	USD	1,000,000	(1.200)%	Jun 2018	-	(22,234)	(22,234)

Deutsche Bank AG	Altria Group, Inc.	4,000,000	USD	4,000,000	(1.455)%	Mar 2019	-	(10,470)	(10,470)

	British Sky Broadcasting
Goldman Sachs	Group, Inc.	2,400,000	USD	2,400,000	(1.420)%	Mar 2018	-	(59,871)	(59,871)

Goldman Sachs	CDX.NA.IG.10	15,584,800	USD	15,584,800	(1.500)%	Jun 2018	(403,925)	259,029	(144,896)

JP Morgan Chase
Bank	CNA Financial Corp.	700,000	USD	700,000	(0.440)%	Sep 2011	-	5,076	5,076

JP Morgan Chase	Health Care Property
Bank	Investors, Inc.	200,000	USD	200,000	(0.610)%	Sep 2011	-	700	700

Merrill Lynch
International	Boston Scientific Corp.	800,000	USD	800,000	(0.510)%	Jun 2011	-	1,889	1,889

Merrill Lynch	International Lease
International	Finance Corp.	1,100,000	USD	1,100,000	(0.130)%	Mar 2012	-	48,609	48,609

Morgan Stanley
Capital Services, Inc.	Masco Corp.	300,000	USD	300,000	(0.580)%	Sep 2012	-	8,223	8,223

Morgan Stanley	British Sky Broadcasting
Capital Services, Inc.	Group, Inc.	1,800,000	USD	1,800,000	(1.400)%	Mar 2018	-	(42,450)	(42,450)

Morgan Stanley	Simon Property Group,
Capital Services, Inc.	L.P.	3,000,000	USD	3,000,000	(0.885)%	Jun 2018	-	114,326	114,326

Morgan Stanley	Spectra Energy Capital,
Capital Services, Inc.	LLC	1,000,000	USD	1,000,000	(1.150)%	Jun 2018	-	(18,685)	(18,685)

The Royal Bank of
Scotland PLC	Gatx Corp.	3,000,000	USD	3,000,000	(0.605)%	Mar 2012	-	25,596	25,596

The Royal Bank of	The Cleveland Electric
Scotland PLC	Illuminating Company	3,000,000	USD	3,000,000	(0.940)%	Jun 2017	-	288,976	288,976

The Royal Bank of	American General
Scotland PLC	Finance Corp.	3,000,000	USD	3,000,000	(1.820)%	Dec 2017	-	744,477	744,477

The Royal Bank of	The Bear Stearns
Scotland PLC	Companies, Inc.	900,000	USD	900,000	(2.223)%	Mar 2018	-	(85,486)	(85,486)

UBS AG	Boston Scientific Corp.	1,600,000	USD	1,600,000	(2.060)%	Jun 2016	-	(37,497)	(37,497)

				$141,519,101			$804,800	$2,986,698	$3,791,498

Investment Quality Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and to manage against potential credit events. During the period ended September 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $2.7 million to $4.0 million, as measured at each quarter end.

					USD			Unamortized	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Upfront Payment	Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Market Value

Investment Quality Bond Trust

	Goldman Sachs	Macy's, Inc.	1,250,000	USD	$1,250,000	(2.700)%	Sep 2013	-	($51,646)	($51,646)

		Everest Reinsurance
	UBS Securities LLC	Holdings, Inc.	1,450,000	USD	1,450,000	(1.800)%	Dec 2013	-	(36,645)	(36,645)

					$2,700,000			-	($88,291)	($88,291)

Real Return Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and to manage against potential credit events. During the period ended September 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $3.7 million to $35.8 million, as measured at each quarter end.

					USD			Unamortized	Unrealized
			Notional		Notional	(Pay)/Receive	Maturity	Upfront Payment	Appreciation
Portfolio	Counterparty	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	Paid (Received)	(Depreciation)	Market Value

Real Return Bond Trust

		Liberty Mutual Group,
	Bank of America N.A.	Inc.	900,000	USD	$900,000	(1.390)%	Mar 2014	-	$20,673	$20,673

	Barclays Bank PLC	Rexam PLC	1,000,000	USD	1,000,000	(1.450)%	Jun 2013	-	(9,126)	(9,126)

		Everest Reinsurance
	Barclays Bank PLC	Holdings, Inc.	1,000,000	USD	1,000,000	(0.535)%	Dec 2014	-	24,079	24,079

		International Lease
	BNP Paribas	Finance Corp.	800,000	USD	800,000	(1.600)%	Dec 2013	-	68,076	68,076

					$3,700,000			-	$103,702	$103,702

Implied credit spreads are utilized in determining the market value of CDS agreements on corporate or sovereign issues in which the Portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement.

The following table summarizes the contracts held at September 30, 2010 and the range of notional contracts amounts held by the Portfolios during the period ended September 30, 2010. In addition, the table details how the Portfolios used credit default swap contracts as a seller of protection during the period ended September 30, 2010.

Global Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the period ended September 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $1.0 million to $28.7 million, as measured at each quarter end.

			Implied
			Credit						Unamortized
			Spread at						Upfront	Unrealized
			9-30-	Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Global Bond Trust

	Bank of America	United Kingdom of Great
	N.A.	Britain and Northern Ireland	0.62%	2,300,000	USD	$2,300,000	1.000%	Jun 2015	$20,352	$20,603	$40,955

	Bank of America	United Kingdom of Great
	N.A.	Britain and Northern Ireland	0.62%	7,900,000	USD	7,900,000	1.000%	Jun 2015	52,044	88,629	140,673

	BNP Paribas	Commonwealth of Australia	0.44%	6,100,000	USD	6,100,000	1.000%	Jun 2015	97,680	62,457	160,137

		United Kingdom of Great
	Citibank N.A.	Britain and Northern Ireland	0.62%	2,800,000	USD	2,800,000	1.000%	Jun 2015	19,749	30,110	49,859

	Deutsche Bank	United Kingdom of Great
	AG	Britain and Northern Ireland	0.62%	1,800,000	USD	1,800,000	1.000%	Jun 2015	12,725	19,327	32,052

	JP Morgan Chase	United Kingdom of Great
	Bank	Britain and Northern Ireland	0.62%	7,800,000	USD	7,800,000	1.000%	Jun 2015	37,689	101,203	138,892

						$28,700,000			$240,239	$322,329	$562,568

Investment Quality Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income and gain exposure to a credit index. During the period ended September 30, 2010, the Portfolio held credit default swaps with total USD notional amounts as represented below.

Implied
			Credit						Unamortized
			Spread at						Upfront	Unrealized
			9-30-	Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Investment Quality Bond Trust

JP Morgan Chase
Bank	CDX.NA.IG.14	n/a	6,000,000	USD	$6,000,000	1.000%	Jun 2020	$68,783	$10,969	$79,752

					$6,000,000			$68,783	$10,969	$79,752

Real Return Bond Trust

The Portfolio used credit default swaps to enhance potential gain/income. During the period ended September 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $1.3 million to $4.2 million, as measured at each quarter end.

			Implied
			Credit						Unamortized
			Spread at						Upfront	Unrealized
			9-30-	Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Real Return Bond Trust

	Barclays Bank
	PLC	Federative Republic of Brazil	1.10%	500,000	USD	$500,000	1.000%	Jun 2015	($3,936)	$1,722	($2,214)

	Citibank N.A.	French Republic	0.77%	1,000,000	USD	1,000,000	0.250%	Jun 2015	(22,051)	(1,774)	(23,825)

	Deutsche Bank	United Kingdom of Great
	AG	Britain and Northern Ireland	0.62%	1,300,000	USD	1,300,000	1.000%	Jun 2015	14,285	8,864	23,149

	JP Morgan Chase
	Bank	Federative Republic of Brazil	1.10%	600,000	USD	600,000	1.000%	Jun 2015	(6,288)	3,631	(2,657)

	JP Morgan Chase	Petroleo Brasileiro S/A
	Bank	Petrobras	1.59%	300,000	USD	300,000	1.000%	Sep 2015	(8,325)	147	(8,178)

	The Royal Bank
	of Scotland PLC	Republic of Italy	1.94%	500,000	USD	500,000	1.000%	Jun 2015	(11,167)	(9,251)	(20,418)

						$4,200,000			($37,482)	$3,339	($34,143)

Total Return Trust

The Portfolio used credit default swaps to enhance potential gain/income and gain exposure to a security or credit index. During the period ended September 30, 2010, the Portfolio held credit default swaps with total USD notional amounts ranging from approximately $91.9 million to $286.6 million, as measured at each quarter end.

			Implied
			Credit						Unamortized
			Spread at						Upfront	Unrealized
			9-30-	Notional		USD Notional	(Pay)/Receive	Maturity	Payment Paid	Appreciation	Market
Portfolio	Counterparty	Reference Obligation	2010	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Total Return Trust

	Bank of America
	N.A.	Sallie Mae	2.72%	100,000	USD	$100,000	5.000%	Dec 2010	($1,752)	$2,422	$670

Bank of America
N.A.	Berkshire Hathaway, Inc.	1.51%	2,900,000	USD	2,900,000	1.000%	Mar 2015	(44,885)	(16,508)	(61,393)

Bank of America
N.A.	French Government	0.76%	1,200,000	USD	1,200,000	0.250%	Mar 2015	(18,181)	(8,182)	(26,363)

Bank of America
N.A.	Japan	0.50%	700,000	USD	700,000	1.000%	Mar 2015	7,044	8,661	15,705

Bank of America
N.A.	United Mexican States	1.20%	300,000	USD	300,000	1.000%	Sep 2015	(4,209)	1,448	(2,761)

Bank of America
N.A.	CDX.EM.14	n/a	1,100,000	USD	1,100,000	5.000%	Dec 2015	143,475	3,312	146,787

Bank of America
N.A.	CDX.NA.IG.15	n/a	16,300,000	USD	16,300,000	1.000%	Dec 2015	(79,473)	32,775	(46,698)

Barclays Bank
PLC	General Electric Capital Corp.	1.05%	300,000	USD	300,000	0.935%	Dec 2010	-	8	8

Barclays Bank
PLC	Citigroup, Inc.	1.01%	600,000	USD	600,000	1.000%	Mar 2011	(1,491)	1,659	168

Barclays Bank
PLC	United Mexican States	0.76%	1,000,000	USD	1,000,000	0.390%	Jan 2012	-	(4,072)	(4,072)

Barclays Bank	American International Group,
PLC	Inc.	1.49%	500,000	USD	500,000	1.670%	Mar 2013	-	2,417	2,417

Barclays Bank
PLC	Dell, Inc.	0.67%	5,900,000	USD	5,900,000	1.000%	Sep 2013	29,068	29,320	58,388

Barclays Bank	American International Group,
PLC	Inc.	1.75%	1,800,000	USD	1,800,000	5.000%	Dec 2013	(109,150)	293,253	184,103

Barclays Bank
PLC	United Mexican States	1.16%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(39,352)	26,166	(13,186)

Barclays Bank
PLC	CDX.EM.13	n/a	200,000	USD	200,000	5.000%	Jun 2015	22,419	2,367	24,786

Barclays Bank
PLC	CDX.EM.13	n/a	22,500,000	USD	22,500,000	5.000%	Jun 2015	2,791,069	(2,604)	2,788,465

Barclays Bank
PLC	Federative Republic of Brazil	1.10%	500,000	USD	500,000	1.000%	Jun 2015	(6,517)	4,303	(2,214)

Barclays Bank
PLC	CDX.EM.14	n/a	4,200,000	USD	4,200,000	5.000%	Dec 2015	529,261	31,153	560,414

BNP Paribas	General Electric Capital Corp.	1.05%	1,200,000	USD	1,200,000	0.940%	Dec 2010	-	46	46

BNP Paribas	Citigroup, Inc.	1.01%	300,000	USD	300,000	1.000%	Mar 2011	(661)	745	84

BNP Paribas	General Electric Capital Corp.	1.18%	2,600,000	USD	2,600,000	5.000%	Sep 2011	56,289	44,846	101,135

Citibank N.A.	General Electric Capital Corp.	1.05%	500,000	USD	500,000	1.120%	Dec 2010	-	251	251

Citibank N.A.	General Electric Capital Corp.	1.06%	1,000,000	USD	1,000,000	5.000%	Jun 2011	(16,773)	46,954	30,181

Citibank N.A.	General Electric Capital Corp.	1.06%	2,000,000	USD	2,000,000	5.000%	Jun 2011	(31,817)	92,179	60,362

Citibank N.A.	CDX.NA.HY.8	n/a	8,184,990	USD	8,184,990	0.355%	Jun 2012	-	(18,816)	(18,816)

Citibank N.A.	CDX.NA.HY.8	n/a	4,814,700	USD	4,814,700	0.360%	Jun 2012	-	(10,647)	(10,647)

Citibank N.A.	CDX.NA.HY.8	n/a	2,022,174	USD	2,022,174	0.401%	Jun 2012	-	(3,023)	(3,023)

Citibank N.A.	General Electric Capital Corp.	1.62%	1,500,000	USD	1,500,000	4.325%	Dec 2013	-	128,258	128,258

Citibank N.A.	French Government	0.76%	1,100,000	USD	1,100,000	0.250%	Mar 2015	(15,773)	(8,393)	(24,166)

Citibank N.A.	United Mexican States	1.16%	2,000,000	USD	2,000,000	1.000%	Mar 2015	(40,158)	26,972	(13,186)

Citibank N.A.	Federative Republic Of Brazil	1.13%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(15,455)	9,783	(5,672)

Citibank N.A.	Republic of Indonesia	1.37%	500,000	USD	500,000	1.000%	Sep 2015	(10,951)	2,467	(8,484)

Citibank N.A.	United Mexican States	1.20%	700,000	USD	700,000	1.000%	Sep 2015	(10,469)	4,026	(6,443)

Citibank N.A.	CDX.NA.HY.15	n/a	4,800,000	USD	4,800,000	5.000%	Dec 2015	(137,091)	21,213	(115,878)

Citibank N.A.	CDX.NA.IG.15	n/a	11,200,000	USD	11,200,000	1.000%	Dec 2015	(46,369)	14,282	(32,087)

Credit Suisse
International	People's Republic of China	0.61%	5,000,000	USD	5,000,000	1.000%	Mar 2015	20,782	65,845	86,627

Credit Suisse	United Kingdom of Great
International	Britain and Northern Ireland	0.60%	8,100,000	USD	8,100,000	1.000%	Mar 2015	16,799	128,886	145,685

Credit Suisse
International	CDX.EM.13	n/a	700,000	USD	700,000	5.000%	Jun 2015	83,432	3,320	86,752

Credit Suisse
International	Federative Republic of Brazil	1.10%	6,900,000	USD	6,900,000	1.000%	Jun 2015	(88,103)	57,549	(30,554)

Deutsche Bank
AG	General Electric Capital Corp.	1.05%	500,000	USD	500,000	0.950%	Dec 2010	-	32	32

Deutsche Bank
AG	General Electric Capital Corp.	1.18%	700,000	USD	700,000	1.500%	Sep 2011	-	2,522	2,522

Deutsche Bank
AG	General Electric Capital Corp.	1.18%	2,300,000	USD	2,300,000	5.000%	Sep 2011	57,616	31,850	89,466

Deutsche Bank
AG	CDX.NA.IG.9	n/a	12,152,686	USD	12,152,686	0.705%	Dec 2012	-	151,683	151,683

Deutsche Bank
AG	Berkshire Hathaway, Inc.	1.15%	2,000,000	USD	2,000,000	0.850%	Mar 2013	-	(14,065)	(14,065)

Deutsche Bank
AG	CDX.NA.IG.10	n/a	2,411,247	USD	2,411,247	0.530%	Jun 2013	-	24,709	24,709

Deutsche Bank
AG	General Electric Capital Corp.	1.62%	1,400,000	USD	1,400,000	4.900%	Dec 2013	-	144,992	144,992

Deutsche Bank
AG	CDX.EM.12	n/a	1,400,000	USD	1,400,000	5.000%	Dec 2014	117,365	42,293	159,658

Deutsche Bank	United Kingdom of Great
AG	Britain and Northern Ireland	0.57%	1,400,000	USD	1,400,000	1.000%	Dec 2014	8,286	17,141	25,427

Deutsche Bank
AG	United Mexican States	1.16%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(20,079)	13,486	(6,593)

Deutsche Bank
AG	CDX.EM.13	n/a	4,800,000	USD	4,800,000	5.000%	Jun 2015	557,435	37,438	594,873

Deutsche Bank
AG	Federative Republic of Brazil	1.10%	2,800,000	USD	2,800,000	1.000%	Jun 2015	(27,986)	15,587	(12,399)

Deutsche Bank
AG	Federative Republic of Brazil	1.10%	700,000	USD	700,000	1.000%	Jun 2015	(6,097)	2,997	(3,100)

Deutsche Bank
AG	CDX.EM.14	n/a	3,100,000	USD	3,100,000	5.000%	Dec 2015	400,889	12,191	413,080

Deutsche Bank
AG	CDX.NA.IG.15	n/a	18,200,000	USD	18,200,000	1.000%	Dec 2015	(73,898)	21,796	(52,102)

Deutsche Bank
AG	General Electric Capital Corp.	1.80%	400,000	USD	400,000	1.000%	Mar 2016	(23,271)	7,315	(15,956)

Goldman Sachs	General Electric Capital Corp.	1.05%	700,000	USD	700,000	0.900%	Dec 2010	-	(46)	(46)

Goldman Sachs	Citigroup, Inc.	1.01%	500,000	USD	500,000	1.000%	Mar 2011	(1,172)	1,312	140

Goldman Sachs	SLM Corp.	2.74%	5,000,000	USD	5,000,000	5.000%	Sep 2011	-	116,331	116,331

Goldman Sachs	CDX.NA.IG.10	n/a	2,989,946	USD	2,989,946	0.463%	Jun 2013	-	25,136	25,136

Goldman Sachs	Berkshire Hathaway, Inc.	1.51%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(21,669)	(7,969)	(29,638)

Goldman Sachs	French Government	0.76%	1,200,000	USD	1,200,000	0.250%	Mar 2015	(18,429)	(7,934)	(26,363)

Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	11,164	1,229	12,393

Goldman Sachs	CDX.EM.13	n/a	100,000	USD	100,000	5.000%	Jun 2015	11,429	964	12,393

Goldman Sachs	Federative Republic of Brazil	1.10%	500,000	USD	500,000	1.000%	Jun 2015	(6,087)	3,873	(2,214)

Goldman Sachs	CDX.NA.IG.15	n/a	2,700,000	USD	2,700,000	1.000%	Dec 2015	(12,754)	4,875	(7,879)

Goldman Sachs	CDX.NA.IG.9	n/a	964,499	USD	964,499	0.548%	Dec 2017	-	9,305	9,305

HSBC Bank	Republic of Panama	0.60%	1,400,000	USD	1,400,000	0.760%	Jan 2012	-	5,166	5,166

HSBC Bank	CDX.EM.13	n/a	6,300,000	USD	6,300,000	5.000%	Jun 2015	701,316	79,454	780,770

HSBC Bank	Federative Republic of Brazil	1.10%	2,300,000	USD	2,300,000	1.000%	Jun 2015	(57,901)	47,716	(10,185)

HSBC Bank	Federative Republic of Brazil	1.13%	1,700,000	USD	1,700,000	1.000%	Sep 2015	(16,799)	7,157	(9,642)

HSBC Bank	CDX.EM.14	n/a	800,000	USD	800,000	5.000%	Dec 2015	104,345	2,409	106,754

JP Morgan Chase
Bank	Japan	0.50%	1,300,000	USD	1,300,000	1.000%	Mar 2015	13,631	15,536	29,167

JP Morgan Chase	United Kingdom of Great
Bank	Britain and Northern Ireland	0.60%	1,900,000	USD	1,900,000	1.000%	Mar 2015	7,901	26,272	34,173

JP Morgan Chase	United Kingdom of Great
Bank	Britain and Northern Ireland	0.60%	3,800,000	USD	3,800,000	1.000%	Mar 2015	14,216	54,130	68,346

JP Morgan Chase
Bank	CDX.EM.13	2.20%	10,000,000	USD	10,000,000	5.000%	Jun 2015	1,122,077	117,241	1,239,318

JP Morgan Chase
Bank	Federative Republic of Brazil	1.13%	2,100,000	USD	2,100,000	1.000%	Sep 2015	(22,094)	10,183	(11,911)

JP Morgan Chase
Bank	CDX.NA.HY.15	n/a	500,000	USD	500,000	5.000%	Dec 2015	(13,438)	1,312	(12,126)

JP Morgan Chase
Bank	CDX.NA.IG.9	n/a	2,121,897	USD	2,121,897	0.553%	Dec 2017	-	21,172	21,172

Merrill Lynch
Capital Services,
Inc.	Federative Republic of Brazil	1.17%	1,000,000	USD	1,000,000	1.950%	Apr 2016	-	49,923	49,923

Morgan Stanley
Capital Services,
Inc.	General Electric Capital Corp.	1.18%	2,800,000	USD	2,800,000	1.000%	Sep 2011	(22,662)	18,630	(4,032)

Morgan Stanley
Capital Services,
Inc.	CDX.NA.IG.9	n/a	4,800,000	USD	4,800,000	0.963%	Dec 2012	-	79,428	79,428

Morgan Stanley
Capital Services,	United Kingdom of Great
Inc.	Britain and Northern Ireland	0.57%	400,000	USD	400,000	1.000%	Dec 2014	2,521	4,744	7,265

Morgan Stanley
Capital Services,
Inc.	CDX.EM.13	n/a	8,700,000	USD	8,700,000	5.000%	Jun 2015	990,467	87,739	1,078,206

Morgan Stanley
Capital Services,
Inc.	Federative Republic of Brazil	1.10%	800,000	USD	800,000	1.000%	Jun 2015	(7,055)	3,512	(3,543)

Morgan Stanley
Capital Services,
Inc.	CDX.EM.14	n/a	3,800,000	USD	3,800,000	5.000%	Dec 2015	493,741	13,340	507,081

The Royal Bank
of Scotland PLC	French Government	0.76%	1,000,000	USD	1,000,000	0.250%	Mar 2015	(15,170)	(6,799)	(21,969)

UBS AG	Citigroup, Inc.	1.01%	1,400,000	USD	1,400,000	1.000%	Mar 2011	(3,282)	3,675	393

	Merrill Lynch & Company,
UBS AG	Inc.	1.08%	4,800,000	USD	4,800,000	1.000%	Sep 2011	(11,709)	9,563	(2,146)

UBS AG	Berkshire Hathaway, Inc.	1.51%	1,400,000	USD	1,400,000	1.000%	Mar 2015	(22,230)	(7,408)	(29,638)

UBS AG	Federative Republic of Brazil	1.13%	500,000	USD	500,000	1.000%	Sep 2015	(4,692)	1,856	(2,836)

UBS AG	French Republic	0.79%	5,000,000	USD	5,000,000	0.250%	Sep 2015	(130,348)	2,052	(128,296)

UBS AG	United States of America	0.46%	12,700,000	USD	16,290,280	0.250%	Sep 2015	(185,355)	11,521	(173,834)

					$286,552,419			$6,871,230	$2,333,208	$9,204,438

BA-CDOR	Bankers' Acceptance- Canadian Deposit Offering Rate
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Intere´s Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

UK-RPI	United Kingdom Retail Price Index

Currency symbols are defined as follows:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
USD	U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Portfolios at September 30, 2010 by risk category:

Portfolio	Risk	Financial instruments location	Asset Derivatives	Liability Derivatives
			Fair Value	Fair Value

500 Index Trust	Equity contracts	Futures	$2,370,538	-

	Total		$2,370,538	-

500 Index Trust B	Equity contracts	Futures	$780,933	-

	Total		$780,933	-

Active Bond Trust	Interest rate contracts	Futures	-	($105,562)

	Total		-	($105,562)

All Cap Core Trust	Equity contracts	Futures	$25,708	-

	Total		$25,708	-

Alpha Opportunities Trust	Equity contracts	Written options	-	($74,426)

	Foreign currency contracts	Forward foreign currency	$76,323	(290,139)
		contracts

	Total		$76,323	($364,565)

Bond Trust	Interest rate contracts	Futures	-	($576,436)

	Total		-	($576,436)

Capital Appreciation Value Trust	Equity contracts	Written options	-	($446,608)

	Total		-	($446,608)

Core Allocation Plus Trust	Equity contracts	Futures/Written options	$394,894	($60,963)

	Interest rate contracts	Futures	9,150	(86,339)

	Credit contracts	Credit default swaps	-	(1,184)

	Foreign currency contracts	Forward foreign currency	286,476	(178,352)
		contracts

	Total		$690,520	($326,838)

Global Bond Trust	Interest rate contracts	Futures/Written options/Interest	$5,723,502	($4,458,421)
		rate swaps

	Credit contracts	Credit default swaps/Written		(1,075,166)
		options	5,277,965

	Foreign currency contracts	Forward foreign currency		(15,276,581)
		contracts/Written options	5,646,254

	Total		$16,647,721	($20,810,168)

Health Sciences Trust	Equity contracts	Written options	-	($3,403,976)

	Total		-	($3,403,976)

Heritage Trust	Foreign currency contracts	Forward foreign currency	$1,951	($6,274)
		contracts

	Total		$1,951	($6,274)

High Income Trust	Foreign currency contracts	Forward foreign currency	$4,133	-
		contracts

	Total		$4,133	-

High Yield Trust	Interest rate contracts	Futures	-	($934,388)

	Foreign currency contracts	Forward foreign currency	$250,357	(158,736)
		contracts

	Total		$250,357	($1,093,124)

International Core Trust	Equity contracts	Futures	$176,263	($598,559)

	Foreign currency contracts	Forward foreign currency	2,388,990	(1,008,307)
		contracts

	Total		$2,565,253	($1,606,866)

International Equity Index Trust A	Equity contracts	Futures	$41,777	($43,201)

	Foreign currency contracts	Forward foreign currency	66,426	(5,127)
		contracts

	Total		$108,203	($48,328)

International Equity Index Trust B	Equity contracts	Futures	$47,142	($52,177)

	Foreign currency contracts	Forward foreign currency	59,943	(3,846)
		contracts

	Total		$107,085	($56,023)

International Index Trust	Equity contracts	Futures	$130,349	($366,363)

	Foreign currency contracts	Futures	971,183	-

	Total		$1,101,532	($366,363)

Investment Quality Bond Trust	Interest rate contracts	Futures/Interest rate swaps	$46,536	($1,454,308)

	Credit contracts	Credit default swaps	79,752	(88,291)

	Foreign currency contracts	Forward foreign currency	448,352	(377,867)
		contracts

	Total		$574,640	($1,920,466)

Mid Cap Index Trust	Equity contracts	Futures	$215,127	-

	Total		$215,127	-

Mid Cap Stock Trust	Foreign currency contracts	Forward foreign currency	$334,706	($783,636)
		contracts

	Total		$334,706	($783,636)

Mutual Shares Trust	Foreign currency contracts	Forward foreign currency	$187,201	($6,283,123)
		contracts

	Total		$187,201	($6,283,123)

New Income Trust	Interest rate contracts	Futures	-	($523,173)

	Foreign currency contracts	Forward foreign currency	$5,460,370	(7,240,614)
		contracts

	Total		$5,460,370	($7,763,787)

Real Return Bond Trust	Interest rate contracts	Futures/Written options/Interest	$548,323	($433,670)
		rate swaps

	Credit contracts	Credit default swaps/Written	135,977	(77,970)
		options

	Foreign currency contracts	Forward foreign currency	288,126	(1,122,990)
		contracts

	Total		$972,426	($1,634,630)

Small Cap Growth Trust	Foreign currency contracts	Forward foreign currency	$36,765	($276,902)
		contracts

	Total		$36,765	($276,902)

Small Cap Index Trust	Equity contracts	Futures	$1,412,663	-

	Total		$1,412,663	-

Smaller Company Growth Trust	Equity contracts	Futures	$102,175	-

	Total		$102,175	-

Strategic Bond Trust	Interest rate contracts	Futures/Written options/Interest	$135,004	($2,444,080)
		rate swaps

	Foreign currency contracts	Forward foreign currency	95,046	(585,492)
		contracts

	Total		$230,050	($3,029,572)

Strategic Income Opportunities	Interest rate contracts	Futures	-	($445,551)
Trust

	Foreign currency contracts	Forward foreign currency	$504,043	(708,032)
		contracts/Purchased options

	Total		$504,043	($1,153,583)

Total Return Trust	Interest rate contracts	Futures/Written options/Interest	$16,237,392	($7,768,731)
		rate swaps

	Credit contracts	Credit default swaps/Written	10,210,594	(1,061,195)
		options

	Foreign currency contracts	Forward foreign currency	10,808,700	(20,526,295)
		contracts

	Total		$37,256,686	($29,356,221)

Total Stock Market Index Trust	Equity contracts	Futures	$242,301	-

	Total		$242,301	-

Utilities Trust	Foreign currency contracts	Forward foreign currency	$133,657	($967,336)
		contracts

	Total		$133,657	($967,336)

Value & Restructuring Trust	Equity contracts	Written options	-	($895,236)

Total	-	($895,236)

* Purchased options are included in the Portfolio’s Investments

Direct placement securities The Portfolios may hold direct placement securities which are restricted to resale and the Portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at September 30, 2010.

						Value as a
		Original		Beginning	Ending	percentage
		acquisition	Acquisition	share	share	of Fund's	Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	net assets	9-30-10

Health Sciences Trust	Pacific Bioscience	7/11/2008	$153,300	21,900	21,900	0.01%	$13,797

	Dominion Petroleum
High Income Trust	Acquisitions	9/19/2007	$949,695	954,069	1,027,428	0.74%	$1,009,680

	Purchased: 73,359 shares		$73,359

Science & Technology
Trust	Silver Spring Networks Series E	12/11/2009	$386,000	38,600	38,600	0.06%	$235,460

	Twitter, Inc.	9/4/2009	$416,310	26,048	26,048	0.11%	$416,310

JHT has twelve funds which invest exclusively in Class 1 shares of the following series of American Funds Insurance Series ("AFIS"): American Asset Allocation Fund, the American Blue Chip Income and Growth Fund, the American Bond Fund, the American Fundamental Holdings Fund, the American Global Diversification Fund, the American Global Growth, the American Global Small Capitalization, the American Growth Fund, the American Growth-Income Fund, the American High Income Fund, the American International and the American New World. Form N-Q for the AFIS Funds for the period ended March 31, 2010 was filed under CIK number 0000729528, file # 811-03857 on or before May 30, 2010.

JHT also has three fund of funds, the Core Diversified Growth & Income, the Core Fundamental Holding and the Core Global Diversification, which invest in Class 1 shares of the AFIS funds.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Trust

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President

Date: November 22, 2010

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 22, 2010